Schedule of Investments PIMCO All Asset All Authority Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 145.3%
MUTUAL FUNDS (a) 144.3%
PIMCO All Asset: Multi-Real Fund	28,808,656	$250,635
PIMCO All Authority: Multi-RAE PLUS Fund	36,684,903	356,210
PIMCO CommoditiesPLUS® Strategy Fund	57,608	370
PIMCO CommodityRealReturn Strategy Fund®	1,578,893	20,241
PIMCO Emerging Markets Bond Fund	2,979,162	24,012
PIMCO Emerging Markets Currency and Short-Term Investments Fund	9,610,188	71,980
PIMCO Emerging Markets Local Currency and Bond Fund	19,937,164	116,632
PIMCO Extended Duration Fund	5,479,434	87,123
PIMCO High Yield Fund	644,396	4,943
PIMCO Income Fund	2,373,904	24,712
PIMCO International Bond Fund (U.S. Dollar-Hedged)	15,152,108	143,794
PIMCO Investment Grade Credit Bond Fund	854,249	7,492
PIMCO Long Duration Total Return Fund	12,989,867	95,606
PIMCO Long-Term Credit Bond Fund	2,577,293	23,067
PIMCO Long-Term Real Return Fund	6,446,815	86,516
PIMCO Long-Term U.S. Government Fund	6,558,771	100,677
PIMCO Low Duration Fund	41,515,924	374,059
PIMCO RAE Emerging Markets Fund	4,833,959	45,584
PIMCO RAE Fundamental Advantage PLUS Fund	12,130,048	97,040
PIMCO RAE International Fund	4,682,612	37,882
PIMCO RAE PLUS EMG Fund	1,873,135	11,988
PIMCO RAE PLUS International Fund	3,210,966	21,931
PIMCO RAE US Small Fund	547,651	4,682
PIMCO RAE Worldwide Long/Short PLUS Fund	12,998,208	99,176
PIMCO Real Return Fund	12,133,042	121,088
PIMCO RealEstateRealReturn Strategy Fund	3,568,633	82,650
PIMCO Total Return Fund	38,292,351	325,102
PIMCO TRENDS Managed Futures Strategy Fund	6,824,166	75,817

Total Mutual Funds (Cost $2,906,937)		2,711,009

SHORT-TERM INSTRUMENTS 1.0%
MUTUAL FUNDS 1.0%
PIMCO Government Money Market Fund 5.210% (a)(b)	18,792,575	18,793

Total Short-Term Instruments (Cost $18,793)		18,793

Total Investments in Affiliates (Cost $2,925,730)		2,729,802

Total Investments 145.3% (Cost $2,925,730)		$2,729,802
Other Assets and Liabilities, net (45.3)%		(851,713)

Net Assets 100.0%		$1,878,089

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Affiliates, at Value
Mutual Funds	$2,711,009	$0	$0	$2,711,009
Short-Term Instruments
Mutual Funds	18,793	0	0	18,793

Total Investments	$2,729,802	$0	$0	$2,729,802

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO All Asset Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (c) 0.0%		$1,965

Total Short-Term Instruments (Cost $1,965)		1,965

Total Investments in Securities (Cost $1,965)		1,965

INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.5%
PIMCO All Asset: Multi-RAE PLUS Fund	262,947,087	2,626,841
PIMCO All Asset: Multi-Real Fund	203,669,250	1,771,922
PIMCO Emerging Markets Bond Fund	64,739,036	521,797
PIMCO Emerging Markets Currency and Short-Term Investments Fund	53,941,189	404,020
PIMCO Emerging Markets Local Currency and Bond Fund	113,475,967	663,834
PIMCO Extended Duration Fund	21,616,389	343,701
PIMCO High Yield Fund	14,490,953	111,146
PIMCO Income Fund	16,774,791	174,626
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,012,454	616,968
PIMCO Investment Grade Credit Bond Fund	6,553,861	57,477
PIMCO Long Duration Total Return Fund	51,320,169	377,716
PIMCO Long-Term Credit Bond Fund	9,954,870	89,096
PIMCO Long-Term Real Return Fund	19,982,109	268,160
PIMCO Long-Term U.S. Government Fund	25,695,839	394,431
PIMCO Low Duration Fund	126,961,658	1,143,925
PIMCO RAE Emerging Markets Fund	36,917,593	348,133
PIMCO RAE Fundamental Advantage PLUS Fund	63,248,523	505,988
PIMCO RAE International Fund	27,881,607	225,562
PIMCO RAE PLUS EMG Fund	14,369,014	91,962
PIMCO RAE PLUS International Fund	15,144,421	103,436
PIMCO RAE US Fund	12,665,005	160,339
PIMCO RAE US Small Fund	7,054,597	60,317
PIMCO RAE Worldwide Long/Short PLUS Fund	67,395,630	514,229
PIMCO Real Return Fund	37,228,241	371,538
PIMCO RealEstateRealReturn Strategy Fund	7,561,059	175,114
PIMCO StocksPLUS Long Duration Fund	65,711	1,040
PIMCO Total Return Fund	145,070,901	1,231,652
PIMCO TRENDS Managed Futures Strategy Fund	37,852,772	420,544

Total Mutual Funds (Cost $14,489,310)		13,775,514

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund
5.210% (a)(b)	82,927,087	82,927

Total Short-Term Instruments (Cost $82,927)		82,927

Total Investments in Affiliates (Cost $14,572,237)		13,858,441

Total Investments 100.1% (Cost $14,574,202)		$13,860,406
Other Assets and Liabilities, net (0.1)%		(14,108)

Net Assets 100.0%		$13,846,298

Schedule of Investments PIMCO All Asset Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$1,965	U.S. Treasury Notes 1.500% due 01/31/2027		$(2,004)	$1,965	$1,965

Total Repurchase Agreements							$(2,004)	$1,965	$1,965

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements					$0	$1,965	$0	$1,965

					$0	$1,965	$0	$1,965
Investments in Affiliates, at Value
Mutual Funds					13,775,514	0	0	13,775,514
Short-Term Instruments
Mutual Funds					82,927	0	0	82,927

					$13,858,441	$0	$0	$13,858,441

Total Investments					$13,858,441	$1,965	$0	$13,860,406

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.9% ¤
MUNICIPAL BONDS & NOTES 89.4%
ALABAMA 0.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$1,500	$1,483

CALIFORNIA 83.5%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.300% due 10/01/2047 (c)	2,000	1,018
Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (b)	1,150	625
0.000% due 08/01/2038 (b)	1,755	894
0.000% due 08/01/2039 (b)	1,750	840
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	285	286
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,250	1,314
5.250% due 01/01/2054	1,250	1,308
California Department of Water Resources State Revenue Bonds, Series 2022 5.000% due 12/01/2035	1,105	1,323
California Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 01/01/2032	1,490	1,566
California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2029	265	292
5.000% due 10/01/2030	160	176
5.000% due 10/01/2031	265	291
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 03/01/2039	1,500	1,415
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2032	1,000	1,055
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	2,593	2,145
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2036	1,100	1,216
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2029	1,000	1,068
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	985
California Pollution Control Financing Authority Revenue Notes, Series 2019 5.000% due 07/01/2029	1,000	1,047
California Public Finance Authority Revenue Bonds, Series 2017 3.150% due 08/01/2052	3,900	3,900
California Public Finance Authority Revenue Bonds, Series 2022 4.000% due 07/15/2038	1,500	1,524
California School Finance Authority Revenue Notes, Series 2016 5.000% due 06/01/2026	295	296
California State General Obligation Bonds, Series 2023 3.875% due 12/01/2030	1,500	1,485
California State General Obligation Notes, Series 2023 6.000% due 03/01/2033	1,000	1,100
California State Public Works Board Revenue Bonds, Series 2022
5.000% due 12/01/2035	1,400	1,648
5.000% due 12/01/2036	250	292
5.000% due 12/01/2037	360	416
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,000	887
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	519
5.250% due 12/01/2056	1,100	1,065
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2026	1,000	1,033
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2040 (b)	3,475	1,678
Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019 0.000% due 06/01/2037 (b)	3,515	1,882
Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015 5.000% due 06/01/2027	1,725	1,796
Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008 0.000% due 08/01/2032 (b)	2,300	1,673
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,000	1,000
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	6,660	7,428

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007 0.000% due 09/01/2032 (b)	1,565	1,136
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017 5.000% due 05/01/2033	750	805
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,225	1,138
Irvine Facilities Financing Authority, California Special Tax Bonds, Series 2023 5.000% due 09/01/2037	550	634
Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,575
Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014 5.000% due 09/01/2027	775	792
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2023 4.000% due 08/01/2050	1,500	1,481
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (b)	1,750	964
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2036	1,000	1,164
Los Angeles County, California Development Authority, Revenue Bond, Series 2023 3.375% due 01/01/2046	1,000	982
Los Angeles County, California Facilities Inc Revenue Bonds, Series 2018 5.000% due 06/28/2024 (a)	1,500	1,527
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016 5.000% due 06/01/2028	1,500	1,601
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2023 5.000% due 07/01/2037	1,500	1,775
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	1,000	1,021
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,624
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 4.000% due 05/15/2041	2,000	1,981
Los Angeles Department of Airports, California Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,039
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018 5.000% due 07/01/2029	2,725	3,045
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002
2.650% due 07/01/2035	7,500	7,500
2.700% due 07/01/2035	1,650	1,650
Los Angeles Department of Water & Power, California Revenue Notes, Series 2023 5.000% due 07/01/2032	2,000	2,399
Los Angeles Department of Water, California Revenue Bonds, Series 2019 2.600% due 07/01/2045	1,300	1,300
Los Angeles Unified School District, California General Obligation Notes, Series 2022 5.000% due 07/01/2031	1,410	1,667
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,290
Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 4.000% due 09/01/2039	1,000	1,021
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009 0.000% due 08/01/2027 (b)	915	798
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	3,000	3,004
Northern California Gas Authority, Revenue Bonds, Series 2007 4.188% (0.67*US0003M + 0.720%) due 07/01/2027 ~	1,335	1,327
Northern California Transmission Agency Revenue Bonds, Series 2016 5.000% due 05/01/2029	1,000	1,060
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022 5.000% due 11/01/2035	500	584
Orange County, California Community Facilities District Special Tax Bonds, Series 2016 5.000% due 08/15/2027	1,600	1,664
River Islands Public Financing Authority, California Special Tax, (AGM Insured),Series 2022
5.000% due 09/01/2032	535	615
5.000% due 09/01/2034	500	573
Riverside, California Sewer Revenue Bonds, Series 2015 5.000% due 08/01/2028	1,000	1,046
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2026	1,000	1,029
Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015 5.000% due 12/01/2028	1,000	1,053
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	690	711
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	288
5.000% due 09/01/2031	285	293
5.000% due 09/01/2032	475	488
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2034	2,750	3,021
San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016 5.000% due 05/15/2028	1,875	2,002
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2038	1,065	1,121
5.000% due 05/01/2049	1,040	1,073
San Francisco, California City & County Certificates of Participation Bonds, Series 2021 4.000% due 04/01/2034	1,000	1,054

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 5.000% due 10/01/2034	1,500	1,661
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2023 4.000% due 10/01/2037	750	781
San Francisco, California Special Tax District, City & County General Obligation Refunding Notes, Series 2022 5.000% due 06/15/2032	1,000	1,203
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2025 (b)	1,000	955
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	1,800	1,876
San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 09/01/2029 (b)	2,575	2,143
San Mateo County, California Transportation Authority Revenue Bonds, Series 2020 2.100% due 06/01/2049	1,050	1,050
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (b)	380	341
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,268
Sonoma County, California Junior College District General Obligation Notes, Series 2022 5.000% due 08/01/2029	1,500	1,710
South San Francisco Public Facilities Financing Authority Multiple Capital Projects At Orange Memorial Park, California Revenue Bonds, Series 2022 5.000% due 06/01/2036	1,000	1,116
Southwestern Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,845	1,849
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2040	500	563
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,110
Stockton Public Financing Authority, California Revenue Bonds, Series 2010 5.000% due 10/01/2028	500	502
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	500	547
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	830
5.000% due 09/01/2029	300	312
University of California Revenue Bonds, Series 2018 5.000% due 05/15/2030	1,500	1,677

		134,895

FLORIDA 0.2%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2034 (b)	650	410

KENTUCKY 0.6%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	1,000	1,000

MICHIGAN 0.9%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.068% (US0003M) due 07/01/2032 ~	1,500	1,421

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2037	1,000	1,113

PUERTO RICO 1.9%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.988% (0.67*US0003M + 0.520%) due 07/01/2029 ~	720	668
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2031 (b)	2,000	1,429
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	1,000	979

		3,076

TEXAS 0.7%
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,000	1,106

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $144,561)		144,504

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (d) 1.5%		2,424

Total Short-Term Instruments (Cost $2,424)		2,424

Total Investments in Securities (Cost $146,985)		146,928

	SHARES
INVESTMENTS IN AFFILIATES 10.2%
SHORT-TERM INSTRUMENTS 10.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.2%
PIMCO Short-Term Floating NAV Portfolio III	1,692,192	16,453

Total Short-Term Instruments (Cost $16,450)		16,453

Total Investments in Affiliates (Cost $16,450)		16,453

Total Investments 101.1% (Cost $163,435)		$163,381
Other Assets and Liabilities, net (1.1)%		(1,804)

Net Assets 100.0%		$161,577

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$2,424	U.S. Treasury Notes 4.625% due 06/30/2025		$(2,473)	$2,424	$2,424

Total Repurchase Agreements							$(2,473)	$2,424	$2,424

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama					$0	$1,483	$0	$1,483
California					0	134,895	0	134,895
Florida					0	410	0	410
Kentucky					0	1,000	0	1,000
Michigan					0	1,421	0	1,421
Pennsylvania					0	1,113	0	1,113
Puerto Rico					0	3,076	0	3,076
Texas					0	1,106	0	1,106
Short-Term Instruments
Repurchase Agreements					0	2,424	0	2,424

					$0	$146,928	$0	$146,928
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$16,453	$0	$0	$16,453

Total Investments					$16,453	$146,928	$0	$163,381

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO California Municipal Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.2% ¤
MUNICIPAL BONDS & NOTES 88.1%
CALIFORNIA 80.1%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.400% due 10/01/2050 (b)	$3,000	$1,514
Alhambra Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2047	1,000	1,129
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2034	1,000	1,093
Anaheim Public Financing Authority, California Revenue Notes, (AGM/CR Insured), Series 2019 5.000% due 09/01/2027	1,000	1,074
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	155	156
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	98
4.000% due 04/01/2034	1,000	1,032
5.000% due 04/01/2056	250	272
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,000	1,988
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,250	1,314
5.250% due 01/01/2054	1,000	1,047
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	525	436
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	245	211
4.000% due 02/01/2056	250	190
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	209
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2049	1,000	925
5.000% due 06/01/2050	1,110	1,114
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	310
California Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 10/01/2043	500	522
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	200	200
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	200	204
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2036	1,000	1,006
4.000% due 11/15/2041	100	100
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	1,000	1,044
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2040	1,000	978
4.000% due 06/01/2050	2,000	1,876
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2033	1,000	1,053
California Housing Finance Revenue Bonds, Series 2019 2.350% due 12/01/2035	236	195
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 4.360% (MUNIPSA) due 08/01/2047 ~	1,000	989
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (a)	4,000	246
3.650% due 01/01/2050	2,000	1,992
4.000% due 07/01/2050	1,000	952
4.125% due 01/01/2035	485	426
5.000% due 01/01/2055	480	376
California Infrastructure & Economic Development Bank Revenue Notes, Series 2016 5.000% due 07/01/2026	250	262
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2035	1,175	1,311
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2046	300	280
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	315
5.000% due 06/01/2043	500	532
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 09/01/2050 (d)	1,110	860
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	132

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

California Public Finance Authority Revenue Bonds, Series 2017 3.150% due 08/01/2052	2,190	2,190
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	250	265
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	248
5.000% due 06/01/2046	300	277
5.000% due 08/01/2046	1,825	1,826
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	275
California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	1,000	1,084
5.000% due 04/01/2049	400	430
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,000	1,124
California State General Obligation Bonds, Series 2023 3.875% due 12/01/2030	1,000	990
California State University Revenue Bonds, Series 2018 5.000% due 11/01/2048	250	268
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	700	750
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 4.000% due 07/01/2047	250	248
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	100	94
5.250% due 12/01/2056	1,000	968
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	100	103
5.000% due 12/01/2057	100	103
Central Unified School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2034 (a)	265	173
0.000% due 08/01/2037 (a)	500	275
Clovis Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2041	600	666
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	500	421
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	500	421
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	1,250	1,023
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	250	194
3.000% due 02/01/2057	500	331
3.100% due 07/01/2045	250	189
3.400% due 10/01/2046	495	383
3.500% due 10/01/2046	1,000	761
4.000% due 08/01/2056	500	384
4.000% due 10/01/2056	250	184
4.000% due 02/01/2057	500	350
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 4.750% due 09/01/2062 (b)	1,000	502
Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016 4.000% due 04/01/2041	100	101
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2028 (a)	2,000	1,765
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	200	223
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (a)	7,500	819
2.746% due 06/01/2034	1,000	816
3.850% due 06/01/2050	905	822
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,000	1,042
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2026	200	212
5.000% due 06/01/2027	250	272
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (a)	500	378
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	251
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	350	285
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	151
Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022 4.500% due 11/01/2052	750	772
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	310	288
Irvine Facilities Financing Authority, California Special Tax Bonds, Series 2023 4.000% due 09/01/2058	1,000	974
Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	250
Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	100
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	160	163

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2038	1,215	1,230
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	128
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2023 4.000% due 08/01/2050	1,500	1,481
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (a)	1,620	892
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	204
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	247
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	750	766
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2037	690	771
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2047	1,000	1,110
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002 2.650% due 07/01/2035	2,500	2,500
Los Angeles Department of Water & Power, California Revenue Notes, Series 2022 5.000% due 07/01/2028	1,015	1,129
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2041	1,000	1,129
Los Angeles, California Wastewater System Revenue Bonds, Series 2013 5.000% due 06/01/2035	250	250
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	54
7.000% due 11/01/2034	200	245
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	262
Metropolitan Water District of Southern California Revenue Bonds, Series 2018 5.000% due 01/01/2037	500	550
Metropolitan Water District of Southern California Revenue Bonds, Series 2022 5.000% due 10/01/2035	1,250	1,488
Metropolitan Water District of Southern California Revenue Notes, Series 2022 5.000% due 10/01/2027	1,000	1,100
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	350	343
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	200
5.000% due 08/01/2031	150	168
Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 5.000% due 09/01/2034	200	234
Napa Valley Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2032	250	257
New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 08/01/2030 (a)	500	392
Norris School District, California General Obligation Bonds, Series 2012 5.200% due 11/01/2040	250	267
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	525	526
Northern California Gas Authority, Revenue Bonds, Series 2007 4.188% (0.67*US0003M + 0.720%) due 07/01/2027 ~	290	288
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021 4.000% due 05/15/2036	1,050	1,056
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2047	1,090	1,109
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	2,000	1,984
Richmond, California Wastewater Revenue Bonds, Series 2019 5.000% due 08/01/2044	250	269
River Islands Public Financing Authority, California Special Tax, (AGM Insured),Series 2022 4.250% due 09/01/2047	1,000	1,015
Riverside County, California Transportation Commission Revenue Bonds, Series 2017 5.000% due 06/01/2035	740	801
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	252
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	250	255
Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (c)	200	210
5.000% due 10/01/2047 (c)	100	104
Sacramento County, California Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2038	250	268
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	1,000	983
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 4.232% (US0003M + 0.550%) due 06/01/2034 ~	495	474
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2035	600	588
Sacramento, California Water Revenue Bonds, Series 2013 5.000% due 09/01/2031	130	130
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2019 5.000% due 08/01/2043	500	535

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (a)	550	367
4.000% due 07/01/2047	400	395
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	960	990
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	250	250
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	111
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2036	170	173
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,000	1,089
San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014 4.125% due 09/01/2043	500	507
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	200	208
San Marcos Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2038	500	503
San Mateo County, California Community College District General Obligation Bonds, Series 2018 5.000% due 09/01/2045	250	270
San Mateo County, California Transportation Authority Revenue Bonds, Series 2020 2.100% due 06/01/2049	1,000	1,000
San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	1,002
San Rafael City Elementary School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2047	615	608
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2045	1,500	1,590
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	201
Santa Barbara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2042	500	502
Santa Clara Unified School District, California General Obligation Bonds, Series 2019 4.000% due 07/01/2048	600	594
Santa Clara Valley Transportation Authority, California Revenue Bonds, Series 2008 2.400% due 04/01/2036	2,000	2,000
South Placer Wastewater Authority, California Revenue Bonds, Series 2020 5.000% due 11/01/2034	500	602
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	1,000	989
Temple City Unified School District, California General Obligation Bonds, Series 2013 6.170% due 08/01/2036 (b)	200	225
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (a)	8,720	1,359
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2031	500	552
University of California Revenue Bonds, Series 2015 5.000% due 05/15/2040	1,000	1,028
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046	250	250
University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	266
5.000% due 05/15/2058	100	106
University of California Revenue Bonds, Series 2019 5.000% due 05/15/2049	500	537
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	226
Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020 4.000% due 08/01/2038	550	555
West Valley-Mission Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	500	508

		104,954

GEORGIA 0.8%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,000	994

ILLINOIS 0.2%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	200	200

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	250	247

PUERTO RICO 5.1%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	993	501
0.000% due 11/01/2051	1,040	437
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (a)	500	306
4.000% due 07/01/2041	600	523

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Commonwealth of Puerto Rico General Obligation Notes, Series 2021 0.000% due 07/01/2024 (a)	628	602
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.988% (0.67*US0003M + 0.520%) due 07/01/2029 ~	125	116
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022 5.000% due 07/01/2053 (b)	1,000	612
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 0.000% due 07/01/2051 (a)	12,000	2,537
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	1,095	1,041

		6,675

TENNESSEE 0.8%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2023 5.000% due 05/01/2053	1,000	1,035

TEXAS 0.7%
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	1,000	969

WASHINGTON 0.2%
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	300	288

Total Municipal Bonds & Notes (Cost $116,024)		115,362

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (e) 1.1%		1,438

Total Short-Term Instruments (Cost $1,438)		1,438

Total Investments in Securities (Cost $117,462)		116,800

	SHARES
INVESTMENTS IN AFFILIATES 10.2%
SHORT-TERM INSTRUMENTS 10.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.2%
PIMCO Short-Term Floating NAV Portfolio III	1,371,393	13,334

Total Short-Term Instruments (Cost $13,327)		13,334

Total Investments in Affiliates (Cost $13,327)		13,334

Total Investments 99.4% (Cost $130,789)		$130,134
Other Assets and Liabilities, net 0.6%		817

Net Assets 100.0%		$130,951

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.
(b)	Security becomes interest bearing at a future date.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	11/22/2022	$891	$860	0.66%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$1,438	U.S. Treasury Notes 4.625% due 06/30/2025	$(1,467)	$1,438	$1,438

Total Repurchase Agreements	$(1,467)	$1,438	$1,438

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$104,954	$0	$104,954
Georgia	0	994	0	994
Illinois	0	200	0	200
Iowa	0	247	0	247
Puerto Rico	0	6,675	0	6,675
Tennessee	0	1,035	0	1,035
Texas	0	969	0	969
Washington	0	288	0	288
Short-Term Instruments
Repurchase Agreements	0	1,438	0	1,438

$0	$116,800	$0	$116,800
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,334	$0	$0	$13,334

Total Investments	$13,334	$116,800	$0	$130,134

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO California Municipal Intermediate Value Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.4% ¤
MUNICIPAL BONDS & NOTES 96.5%
CALIFORNIA 88.1%
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013 5.000% due 12/01/2033	$775	$781
Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007 0.000% due 08/01/2030 (a)	385	304
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2036	1,050	1,139
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2036 (a)	225	131
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 5.000% due 07/01/2031	600	665
Corona Public Financing Authority, California Revenue Notes, Series 2016 5.000% due 11/01/2026	580	618
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2015 5.000% due 06/01/2035	405	422
East Side Union High School District, California General Obligation Bonds, Series 2015 5.000% due 08/01/2030	605	633
Escondido, California General Obligation Bonds, Series 2015 5.000% due 09/01/2036	500	520
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016 4.000% due 08/01/2028	905	927
Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 04/01/2026	330	338
Hemet Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2030	500	530
Horicon Elemntary School District, California General Obligation Bonds, Series 2023
5.000% due 08/01/2031	120	141
5.000% due 08/01/2032	105	125
Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2034	350	372
Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 11/01/2028 (a)	500	422
Kern High School District, California General Obligation Notes, (AGM Insured), Series 2020 4.000% due 08/01/2027	300	315
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2032	920	970
Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2028	375	396
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016 4.000% due 11/01/2033	345	357
Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022 4.000% due 06/01/2036	405	418
Oak Grove School District, California General Obligation Bonds, Series 2009 0.000% due 08/01/2024 (a)	400	386
Palmdale Elementary School District, California General Obligation Notes, Series 2020 4.000% due 08/01/2027	500	522
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2027	445	466
Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 10/01/2025	200	208
Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015
5.000% due 09/01/2024	250	253
5.000% due 09/01/2025	350	359
Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 09/01/2029 (a)	450	367
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014 3.250% due 09/01/2026	325	315
Riverside County, California Redevelopment Successor Agency Tax Allocation Notes, (AGM Insured), Series 2015 5.000% due 10/01/2025	300	313
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2028	750	801
Sacramento County, California Certificates of Participation Bonds, (AGM Insured), Series 2018 5.000% due 10/01/2032	550	609
Sacramento, California Special Tax Notes, Series 2015 5.000% due 09/01/2024	200	204
San Bernardino Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2034	335	349
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016 5.000% due 08/01/2035	400	428
Santa Clarita Public Finance Authority, California Revenue Bonds, Series 2022 5.000% due 12/01/2034	400	472

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2023 (Unaudited)

Simi Valley Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007 0.000% due 08/01/2030 (a)	475	373
South San Francisco Public Facilities Financing Authority, California Revenue Bonds, Series 2021 4.000% due 06/01/2034	750	807
Southern California Public Power Authority Revenue Bonds, Series 2014 5.000% due 07/01/2038	540	547
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2014 5.000% due 08/01/2028	510	519
Tulare, California Sewer Revenue Bonds, (AGM Insured), Series 2016 5.000% due 11/15/2028	720	757
Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015 5.000% due 08/01/2026	215	223
Ventura Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2039	360	410
West Basin Municipal Water District, California Revenue Bonds, Series 2016 5.000% due 08/01/2034	750	795
West Contra Costa Healthcare District, California Special Tax Bonds, Series 2021 4.000% due 07/01/2036	640	655

		21,662

ILLINOIS 7.9%
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2025	230	231
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,033
University of Illinois Revenue Notes, Series 2018 5.000% due 04/01/2028	625	684

		1,948

KENTUCKY 0.5%
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2016 3.000% due 02/01/2026	125	122

Total Municipal Bonds & Notes (Cost $24,656)		23,732

	SHARES
SHORT-TERM INSTRUMENTS 0.9%
MUTUAL FUNDS 0.9%
Fidelity Investments Money Market Government Portfolio, Class I 5.170% (b)	214,507	215

Total Short-Term Instruments (Cost $215)		215

Total Investments in Securities (Cost $24,871)		23,947

INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	46,742	454

Total Short-Term Instruments (Cost $454)		454

Total Investments in Affiliates (Cost $454)		454

Total Investments 99.2% (Cost $25,325)		$24,401
Other Assets and Liabilities, net 0.8%		191

Net Assets 100.0%		$24,592

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$21,662	$0	$21,662
Illinois	0	1,948	0	1,948
Kentucky	0	122	0	122
Short-Term Instruments
Mutual Funds	215	0	0	215

	$215	$23,732	$0	$23,947
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$454	$0	$0	$454

Total Investments	$669	$23,732	$0	$24,401

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.0% ¤
MUNICIPAL BONDS & NOTES 92.8%
CALIFORNIA 84.9%
Alameda Public Financing Authority, California Revenue Bonds, Series 2010 5.250% due 07/01/2029	$1,160	$1,162
Alum Rock Union Elementary School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2048	1,210	1,318
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2047	3,925	4,146
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (a)	2,000	844
Brawley Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2052	1,500	1,668
Brentwood Union School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2052	1,425	1,584
Burbank Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2023 (a)	4,375	4,365
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,815	1,805
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	3,525	3,504
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 5.000% due 11/01/2050	1,000	1,065
California Health Facilities Financing Authority Revenue Bonds, Series 2017 5.000% due 11/15/2048	3,975	4,120
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.000% due 05/15/2051	2,000	1,922
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2008 5.000% due 08/15/2023	700	700
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010 5.750% due 08/15/2029	500	500
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 06/01/2042	2,000	2,104
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2014 5.000% due 08/01/2043	2,455	2,456
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	135	135
California State General Obligation Bonds, (SGI Insured), Series 2002 5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000 5.750% due 05/01/2030	85	85
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,575	2,615
California State Public Works Board Revenue Bonds, Series 2021 4.000% due 11/01/2046	3,000	2,976
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 08/15/2046	2,175	2,239
Cambrian School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2046	1,750	1,893
Cascade Union Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2046	1,150	1,308
Central School District, California General Obligation Bonds, (BAM Insured), Series 2022 0.000% due 08/01/2044 (a)	1,275	514
Central Union High School District-Imperial County, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	2,000	1,980
Chowchilla Union High School District, California General Obligation Bonds, Series 2022 5.500% due 08/01/2052	2,000	2,273
Cosumnes Community Services District California Revenue Certificates Of Participation, Series 2022 5.000% due 11/01/2042	1,000	1,086
Discovery Bay California Public Financing Authority Revenue Bonds,Series 2022 5.000% due 12/01/2042	1,005	1,129
El Centro Elemenatry School District, California Election,General Obligation Notes, (BAM Insured), Series 2023 5.000% due 08/01/2047	1,315	1,422
Elk Grove Finance Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2042	1,385	1,541
Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015 5.000% due 09/01/2038	1,500	1,559
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	2,000	1,591
Fallbrook Union High School District, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2046	2,000	1,995
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AGM/CR Insured), Series 2015 5.000% due 06/01/2040	4,340	4,515

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2023 (Unaudited)

Irvine Facilities Financing Authority, California Special Tax Bonds, Series 2023 5.000% due 09/01/2048	2,000	2,213
La Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022 0.000% due 04/01/2042 (a)	2,215	934
Lake Elsinore Facilities Financing Authority Successor Agency, California Revenue Bonds, (BAM Insured), Series 2022 5.250% due 04/01/2047	2,000	2,158
Lemon Grove School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2049	1,170	1,278
Livermore, California Certificates of Participation Bonds, Series 2022 4.750% due 04/01/2047	1,330	1,408
Long Beach, California Harbor Revenue Bonds, Series 2019 5.000% due 05/15/2044	3,000	3,244
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,775	8,961
Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2047	2,000	2,219
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.250% due 07/01/2047	1,915	2,165
Madera Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2018
5.000% due 09/01/2038	2,250	2,252
5.000% due 09/01/2043	4,165	4,169
5.000% due 09/01/2045	2,500	2,502
Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 05/01/2047	2,000	2,170
McFarland Unified School District, California General Obligation Bonds, (BAM Insured), Series 2022 5.250% due 11/01/2049	1,000	1,085
Merced County, California Certificates of Participation Bonds, (BAM Insured), Series 2022 4.000% due 06/01/2045	1,750	1,751
Modesto Elementary School District, California Revenue Bonds, (NPFGC Insured), Series 2023 5.000% due 08/01/2047	2,480	2,722
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
4.262% (US0003M + 0.580%) due 09/01/2027 ~	1,580	1,582
4.312% (US0003M + 0.630%) due 09/01/2037 ~	1,600	1,534
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2047	1,000	1,101
5.000% due 11/01/2052	1,000	1,090
Pittsburg Public California Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/01/2052	3,000	3,256
Pittsburg Successor Agency Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 1999 0.000% due 08/01/2024 (a)	3,000	2,878
Pittsburg Unified School District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2047	1,275	1,319
Port of Los Angeles, California Revenue Bonds, Series 2014 5.000% due 08/01/2044	2,500	2,530
Ravenswood City School District California General Obligation Bonds, (AGM Insured), Series 2022 5.250% due 08/01/2045	1,275	1,416
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016 5.000% due 05/15/2041	3,750	3,914
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2047	5,150	5,675
Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2046	985	935
4.000% due 06/01/2047	2,000	1,878
Rowland Unified School District, California General Obligation Bonds, Series 2015 4.250% due 08/01/2045	2,000	2,008
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2014 5.000% due 12/01/2044	1,000	1,012
San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015 5.000% due 08/01/2040	5,475	5,631
San Diego Community College District, California General Obligation Bonds, Series 2013 0.000% due 08/01/2041 (b)	2,650	1,522
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	3,230	3,291
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	1,500	1,567
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016 5.000% due 04/01/2048	2,490	2,593
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023
4.000% due 10/15/2048	1,750	1,735
5.250% due 08/01/2048	1,500	1,720
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2014
5.000% due 05/01/2039	3,865	3,884
5.000% due 05/01/2044	4,640	4,665
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2046	4,450	4,512
San Joaquin County, California Transportation Authority Measure K Sales Tax Revenue Bonds, Series 2019 5.000% due 03/01/2040	1,000	1,074
San Jose Financing Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2047	2,000	2,236
San Juan Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2046	2,500	2,507
5.000% due 08/01/2040	1,000	1,099
5.000% due 08/01/2041	1,035	1,135
San Leandro Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2048	2,000	2,247

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2023 (Unaudited)

Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2049	3,250	3,346
Santa Clara Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,260	1,379
Santa Monica, California Community College District General Obligation Bonds, Series 2022 5.000% due 08/01/2045	1,150	1,277
South Bay Union School District/San Diego County, California General Obligation Bonds, (AGM Insured), Series 2022 0.000% due 08/01/2037 (a)	1,290	693
Southern California Public Power Authority Revenue Notes, Series 2020 5.000% due 07/01/2030	3,000	3,030
Stockton Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012 5.000% due 07/01/2027	775	776
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,000	2,164
Ukiah Unified School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2049	1,000	1,122
University of California Revenue Bonds, Series 2014 4.250% due 05/15/2039	4,000	4,011
University of California Revenue Bonds, Series 2015 4.000% due 05/15/2033	2,700	2,742
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2042	2,655	2,822
Yorba Linda Water District Public Financing Corp., California Revenue Bonds, Series 2022 5.000% due 10/01/2047	1,820	2,020

		204,283

ILLINOIS 2.3%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015 5.000% due 01/01/2046	1,000	1,003
Chicago Park District, Illinois General Obligation Bonds, Series 2014 5.000% due 01/01/2026	1,000	1,006
Chicago Park District, Illinois General Obligation Bonds, Series 2015
5.000% due 01/01/2030	1,000	1,008
5.000% due 01/01/2035	1,000	1,008
5.000% due 01/01/2040	805	808
Chicago Park District, Illinois General Obligation Notes, Series 2015 5.000% due 01/01/2026	605	609

		5,442

INDIANA 0.9%
Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022 5.000% due 12/15/2041	2,050	2,250

NEW YORK 1.9%
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds, New York Revenue Bonds, Series 2022 5.000% due 05/15/2047	4,145	4,521

OHIO 0.8%
Warren City School District, Ohio Certificates of Participation Bonds, Series 2023 4.625% due 12/01/2052	2,000	1,952

PENNSYLVANIA 0.9%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,100	2,136

TEXAS 0.5%
Upper Trinity Regional Water District, Texas Revenue Bonds, Series 2022 5.000% due 08/01/2042	1,160	1,255

UTAH 0.6%
Utah Infrastructure Agency Revenue Bonds, Series 2022 5.500% due 10/15/2049	1,350	1,476

Total Municipal Bonds & Notes (Cost $222,493)		223,315

	SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
Fidelity Investments Money Market Government Portfolio, Class I 5.170% (c)	532,131	532

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $532)		532

Total Investments in Securities (Cost $223,025)		223,847

INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short-Term Floating NAV Portfolio III	1,506,895	14,652

Total Short-Term Instruments (Cost $14,641)		14,652

Total Investments in Affiliates (Cost $14,641)		14,652

Total Investments 99.1% (Cost $237,666)		$238,499
Other Assets and Liabilities, net 0.9%		2,144

Net Assets 100.0%		$240,643

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$204,283	$0	$204,283
Illinois	0	5,442	0	5,442
Indiana	0	2,250	0	2,250
New York	0	4,521	0	4,521
Ohio	0	1,952	0	1,952
Pennsylvania	0	2,136	0	2,136
Texas	0	1,255	0	1,255
Utah	0	1,476	0	1,476
Short-Term Instruments
Mutual Funds	532	0	0	532

	$532	$223,315	$0	$223,847
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,652	$0	$0	$14,652

Total Investments	$15,184	$223,315	$0	$238,499

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.9% ¤
MUNICIPAL BONDS & NOTES 95.7%
CALIFORNIA 88.9%
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2034 (b)	$600	$397
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	220	221
Bay Area Toll Authority, California Revenue Bonds, Series 2001 5.260% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	1,006
Bay Area Toll Authority, California Revenue Bonds, Series 2008 5.110% (MUNIPSA + 1.100%) due 04/01/2045 ~	200	200
Bay Area Toll Authority, California Revenue Bonds, Series 2017 2.000% due 04/01/2053	1,200	1,183
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	680	662
Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.420% (MUNIPSA) due 04/01/2056 ~	500	486
4.460% (MUNIPSA) due 04/01/2056 ~	1,000	989
Buena Park, California Revenue Notes, Series 2021 0.595% due 07/01/2024	1,000	949
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,350	2,336
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	2,000	2,102
5.250% due 01/01/2054	1,650	1,727
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	276
5.000% due 06/01/2032	300	330
California Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 12/01/2024	675	684
California Health Facilities Financing Authority Revenue Bonds, Series 2011 3.000% due 03/01/2041	1,725	1,716
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	3,250	3,377
California Health Facilities Financing Authority Revenue Bonds, Series 2022 5.000% due 03/01/2040	605	643
California Health Facilities Financing Authority Revenue Notes, Series 2017 5.000% due 11/15/2024	1,000	1,025
California Health Facilities Financing Authority Revenue Notes, Series 2018 5.000% due 11/15/2023	1,500	1,510
California Health Facilities Financing Authority Revenue Notes, Series 2021 5.000% due 11/01/2031	550	646
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 4.360% (MUNIPSA) due 08/01/2047 ~	2,000	1,977
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.710% (MUNIPSA) due 12/01/2050 ~	1,000	973
California Infrastructure & Economic Development Bank Revenue Notes, Series 2018 5.000% due 10/01/2025	2,500	2,618
California Municipal Finance Authority Revenue Notes, Series 2018 5.000% due 05/15/2024	1,000	1,009
California Pollution Control Financing Authority Revenue Bonds, Series 2020 0.600% due 08/01/2040	500	497
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	2,500	2,994
California State General Obligation Notes, Series 2017 5.000% due 08/01/2025	2,880	3,000
California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,500	1,643
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	1,820	1,947
California State University Revenue Bonds, Series 2016 4.000% due 11/01/2051	2,235	2,235
California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.450% due 04/01/2028	1,000	869
2.625% due 11/01/2033	1,000	992
California Statewide Communities Development Authority Revenue Bonds, Series 2008 3.000% due 08/15/2047	2,310	2,310
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2024	1,100	1,108
California Statewide Communities Development Authority Revenue Notes, Series 2018 5.000% due 07/01/2024	300	305
City of Covina, California Revenue Notes, Series 2021 0.738% due 08/01/2024	550	521

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2023 (Unaudited)

East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 5.250% due 02/01/2026	1,500	1,559
Eastern Municipal Water District, California Revenue Bonds, Series 2021 4.110% (MUNIPSA) due 07/01/2046 ~	4,000	3,985
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995 0.000% due 01/01/2024 (b)	3,525	3,472
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015 5.000% due 06/01/2045	1,920	1,997
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	2,000	2,231
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017 5.000% due 06/01/2024	1,000	1,018
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
0.988% due 06/01/2024	1,000	956
2.687% due 06/01/2030	1,500	1,261
Grossmont Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 2007 0.000% due 07/15/2025 (b)	1,700	1,584
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	615	571
Kern Community College District, California General Obligation Notes, Series 2020 0.000% due 08/01/2023 (b)	720	718
Lake Tahoe Community College District, California General Obligation Notes, Series 2021 4.000% due 08/01/2023	100	100
Los Angeles County, California Facilities Inc Revenue Bonds, Series 2018 5.000% due 12/01/2051	2,630	2,958
Los Angeles Department of Water & Power System, California Revenue Notes, Series 2018 5.000% due 07/01/2023	1,250	1,250
Los Angeles Department of Water & Power, California Revenue Notes, Series 2022 5.000% due 07/01/2028	1,000	1,113
Los Angeles Department of Water & Power, California Revenue Notes, Series 2023 5.000% due 07/01/2029	2,000	2,273
Los Angeles Unified School District, California General Obligation Bonds, Series 2014 5.000% due 07/01/2025	2,500	2,549
Los Angeles Unified School District, California General Obligation Notes, Series 2022 5.000% due 07/01/2028	1,000	1,116
Los Angeles, California Wastewater System Revenue Notes, Series 2022 5.000% due 06/01/2025	750	780
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 4.150% (MUNIPSA) due 07/01/2047 ~	750	749
Natomas Unified School District, California General Obligation Notes, Series 2020 5.000% due 08/01/2023	1,500	1,502
Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018 5.000% due 11/01/2023	1,000	1,006
Orange County, California Community Facilities District Special Tax Notes, Series 2016 5.000% due 08/15/2023	930	931
Orange County, California Special Assessment Notes, Series 2018 3.000% due 09/02/2025	370	369
Orange County, California Transportation Authority Revenue Notes, Series 2021 4.000% due 10/15/2024	1,400	1,418
Orange County, California Water District Certificates of Participation Notes, Series 2019 2.000% due 08/15/2023	170	170
Port of Los Angeles, California Revenue Bonds, Series 2014 5.000% due 06/27/2024 (a)	1,250	1,271
Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016 5.000% due 10/01/2023	500	502
Sacramento County, California Special Tax Notes, Series 2022 5.000% due 09/01/2029	1,000	1,056
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 4.232% (US0003M + 0.550%) due 06/01/2034 ~	985	943
Sacramento Municipal Utility District, California Revenue Bonds, Series 2019 5.000% due 08/15/2049	3,000	3,002
Sacramento Transportation Authority Sales Tax, California Revenue Bonds, Series 2009 2.600% due 10/01/2038	1,650	1,650
Sacramento Transportation Authority Sales Tax, California Revenue Bonds, Series 2015 2.545% due 10/01/2038	3,500	3,500
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	860	886
San Bernardino County, California Flood Control District Revenue Bonds, Series 2008 2.700% due 08/01/2037	1,850	1,850
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2020 5.000% due 08/01/2023	300	300
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2021 5.000% due 10/15/2025	400	419
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018 2.125% due 10/01/2048	4,380	4,378
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2015 5.000% due 11/01/2024	1,300	1,335
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2025 (b)	2,200	2,101
San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 08/01/2030 (b)	2,520	1,998
San Juan Unified School District, California General Obligation Notes, Series 2019 4.000% due 08/01/2025	250	255
San Marcos Unified School District, California General Obligation Bonds, Series 2011 0.000% due 08/01/2024 (b)	1,000	966

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2023 (Unaudited)

Santa Clara California Electric Revenue Notes, Series 2018 5.000% due 07/01/2024	500	509
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	3,000	2,721
Solano County, California Community College District General Obligation Bonds, Series 2015 5.000% due 08/01/2028 (c)	250	254
South Orange County, California Public Financing Authority Special Tax Notes, Series 2018 5.000% due 08/15/2023	1,200	1,202
South Placer Wastewater Authority, California Revenue Notes, Series 2020 5.000% due 11/01/2029	250	283
Southern California Public Power Authority Revenue Notes, Series 2017 5.000% due 07/01/2023	1,000	1,000
Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018 5.000% due 10/01/2024	600	613
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2024	2,000	2,029
5.000% due 06/01/2026	1,000	1,050
5.000% due 06/01/2029	500	549
University of California Revenue Notes, Series 2015 5.000% due 05/15/2025	1,500	1,562
Visalia Unified School District, California General Obligation Bonds, Series 2013 5.000% due 08/01/2043	3,000	3,004
Washington Unified School District/Yolo County, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2026 (b)	1,000	898
Whittier, California Revenue Notes, Series 2021 0.519% due 06/01/2024	700	667

		127,852

GUAM 0.7%
Guam Power Authority Revenue Notes, Series 2017 5.000% due 10/01/2023	1,000	1,002

ILLINOIS 0.1%
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	100	100

MICHIGAN 0.4%
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	500	437
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	251	238

		675

NEW JERSEY 0.7%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	1,000	1,020

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2027	300	313

PENNSYLVANIA 0.7%
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 3.740% (SOFRRATE) due 01/01/2030 ~	990	969

PUERTO RICO 2.6%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2023 5.000% due 03/01/2027	1,000	1,041
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	2,223	2,212
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018 0.000% due 07/01/2027 (b)	570	485

		3,738

SOUTH CAROLINA 0.7%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 4.000% due 10/01/2048	1,000	1,000

TENNESSEE 0.7%
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,012

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $139,540)		137,681

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (d) 0.2%		243

Total Short-Term Instruments (Cost $243)		243

Total Investments in Securities (Cost $139,783)		137,924

	SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	720,167	7,002

Total Short-Term Instruments (Cost $7,002)		7,002

Total Investments in Affiliates (Cost $7,002)		7,002

Total Investments 100.8% (Cost $146,785)		$144,926
Other Assets and Liabilities, net (0.8)%		(1,101)

Net Assets 100.0%		$143,825

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
	(c)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$243	U.S. Treasury Notes 4.625% due 06/30/2025		$(248)	$243	$243

Total Repurchase Agreements							$(248)	$243	$243

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	California				$0	$127,852	$0	$127,852
	Guam				0	1,002	0	1,002
	Illinois				0	100	0	100
	Michigan				0	675	0	675
	New Jersey				0	1,020	0	1,020
	Oregon				0	313	0	313
	Pennsylvania				0	969	0	969
	Puerto Rico				0	3,738	0	3,738
	South Carolina				0	1,000	0	1,000
	Tennessee				0	1,012	0	1,012
Short-Term Instruments
	Repurchase Agreements				0	243	0	243

					$0	$137,924	$0	$137,924
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$7,002	$0	$0	$7,002

Total Investments					$7,002	$137,924	$0	$144,926

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Climate Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.7% ¤
CORPORATE BONDS & NOTES 56.9%
BANKING & FINANCE 34.3%
AIB Group PLC 4.625% due 07/23/2029 •	EUR	100	$107
AXA SA 5.625% due 01/16/2054 •	GBP	100	117
Banco Bilbao Vizcaya Argentaria SA 1.375% due 05/14/2025	EUR	100	103
Bank of America Corp. 2.456% due 10/22/2025 •		$100	95
BNP Paribas SA
0.500% due 06/04/2026 •	EUR	200	203
4.625% due 02/25/2031 •(e)(f)		$200	143
Boston Properties LP 6.500% due 01/15/2034		20	20
Caja Rural de Navarra SCC 3.000% due 04/26/2027	EUR	100	106
CBRE Services, Inc. 2.500% due 04/01/2031		$100	81
Community Preservation Corp. 2.867% due 02/01/2030		75	63
CTP NV 1.250% due 06/21/2029	EUR	200	159
Deutsche Bank AG 1.875% due 02/23/2028 •		100	97
EQT AB 0.875% due 05/14/2031		100	78
ERP Operating LP 1.850% due 08/01/2031		$100	79
European Investment Bank 3.750% due 02/14/2033		240	237
Farmers Exchange Capital 5.454% due 10/15/2054 •		50	44
Grainger PLC 3.375% due 04/24/2028	GBP	100	105
HAT Holdings LLC 3.750% due 09/15/2030		$300	236
Healthpeak OP LLC 2.125% due 12/01/2028		100	84
Host Hotels & Resorts LP 2.900% due 12/15/2031		50	39
Hudson Pacific Properties LP 5.950% due 02/15/2028		50	40
ING Groep NV 4.875% due 05/16/2029 •(e)(f)		200	155
Kilroy Realty LP 2.500% due 11/15/2032		100	70
Kreditanstalt fuer Wiederaufbau
0.010% due 09/15/2031 (c)	EUR	650	559
2.000% due 11/15/2029		200	206
LeasePlan Corp. NV 3.500% due 04/09/2025		150	161
Mitsubishi UFJ Financial Group, Inc. 0.848% due 07/19/2029		200	185
Mizuho Financial Group, Inc. 5.778% due 07/06/2029 (a)		$200	201
Nationale-Nederlanden Bank NV 1.875% due 05/17/2032	EUR	100	98
Norinchukin Bank 5.430% due 03/09/2028		$200	202
Prologis International Funding SA
0.875% due 07/09/2029	EUR	125	109
1.750% due 03/15/2028		125	121
Rayonier LP 2.750% due 05/17/2031		$100	80
Santander U.K. Group Holdings PLC 2.896% due 03/15/2032 •		300	243
Standard Chartered PLC 1.214% due 03/23/2025 •		250	240
Sumitomo Mitsui Trust Bank Ltd. 5.500% due 03/09/2028		200	202

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2023 (Unaudited)

UDR, Inc. 3.100% due 11/01/2034		50	40
Weyerhaeuser Co. 7.375% due 03/15/2032		9	10
ZF Finance GmbH 2.000% due 05/06/2027	EUR	100	95

			5,213

INDUSTRIALS 13.1%
Aptiv PLC 3.100% due 12/01/2051		$50	31
Autodesk, Inc. 2.400% due 12/15/2031		50	41
Berkeley Group PLC 2.500% due 08/11/2031	GBP	100	83
Central Japan Railway Co. 3.400% due 09/06/2023		$200	199
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	150	131
Comcast Corp. 4.650% due 02/15/2033		$40	40
Continental Wind LLC 6.000% due 02/28/2033		53	54
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		70	72
Ford Motor Co. 6.100% due 08/19/2032		38	37
Forvia 2.375% due 06/15/2029	EUR	100	90
Gap, Inc. 3.625% due 10/01/2029		$50	35
Hyundai Capital America 5.800% due 06/26/2025		100	100
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		200	156
Moody's Corp.
2.000% due 08/19/2031		100	81
3.100% due 11/29/2061		30	20
MSCI, Inc. 3.625% due 09/01/2030		100	86
Oberlin College 2.874% due 10/01/2051		125	84
PepsiCo, Inc. 3.900% due 07/18/2032		40	38
ProGroup AG 3.000% due 03/31/2026	EUR	100	103
Reckitt Benckiser Treasury Services PLC 1.750% due 05/19/2032	GBP	100	95
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		$200	188
SEB SA 1.375% due 06/16/2025	EUR	100	103
T-Mobile USA, Inc. 4.950% due 03/15/2028		$100	98
Verizon Communications, Inc. 5.050% due 05/09/2033		10	10
ZF North America Capital, Inc. 6.875% due 04/14/2028		10	10

			1,985

UTILITIES 9.5%
AES Corp. 5.450% due 06/01/2028		10	10
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		25	26
MidAmerican Energy Co. 3.650% due 08/01/2048		150	116
Mississippi Power Co. 3.100% due 07/30/2051		50	34
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028		100	86
Niagara Mohawk Power Corp. 5.783% due 09/16/2052		40	40
NSTAR Electric Co. 4.950% due 09/15/2052		20	19
Pacific Gas & Electric Co. 6.700% due 04/01/2053		16	16
Public Service Co. of Colorado 3.200% due 03/01/2050		100	71
Public Service Electric & Gas Co. 4.650% due 03/15/2033		50	49
Puget Sound Energy, Inc. 5.448% due 06/01/2053		20	20

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Solar Star Funding LLC 5.375% due 06/30/2035		233	230
Southern California Edison Co. 2.500% due 06/01/2031		150	125
Southwestern Public Service Co.
3.150% due 05/01/2050		30	21
3.750% due 06/15/2049		50	38
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		162	159
TDC Net AS 5.618% due 02/06/2030	EUR	100	107
Verizon Communications, Inc. 1.500% due 09/18/2030		$280	221
Wisconsin Electric Power Co. 4.750% due 09/30/2032		20	20
Wisconsin Power & Light Co. 4.950% due 04/01/2033		32	32

			1,440

Total Corporate Bonds & Notes (Cost $9,894)			8,638

MUNICIPAL BONDS & NOTES 1.4%
FLORIDA 0.6%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030		110	92

NEW YORK 0.8%
New York City Municipal Water Finance Authority, New York Revenue Bonds, Series 2010 5.724% due 06/15/2042		110	121

Total Municipal Bonds & Notes (Cost $278)			213

U.S. GOVERNMENT AGENCIES 1.9%
Fannie Mae 4.500% due 05/01/2053		100	96
Freddie Mac 4.500% due 02/01/2053 - 06/01/2053		199	191

Total U.S. Government Agencies (Cost $289)			287

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bonds
2.375% due 02/15/2042		450	350
U.S. Treasury Notes
3.625% due 05/31/2028 (g)		200	196

Total U.S. Treasury Obligations (Cost $630)			546

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
Credit Suisse Mortgage Capital Trust 3.431% due 11/10/2032		100	86
GCT Commercial Mortgage Trust 5.993% due 02/15/2038 •		100	86
JP Morgan Chase Commercial Mortgage Securities Trust 6.061% due 04/15/2038 •		94	93
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		100	88
One Bryant Park Trust 2.516% due 09/15/2054		100	81
VASA Trust 6.093% due 07/15/2039 •		100	88

Total Non-Agency Mortgage-Backed Securities (Cost $602)			522

ASSET-BACKED SECURITIES 5.0%
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		78	60
4.000% due 04/20/2049		46	40
4.950% due 07/20/2049		94	87
5.520% due 02/22/2055		48	46
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		50	50
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		55	40
Mosaic Solar Loan Trust 2.640% due 01/20/2053		85	72
Sunnova Sol Issuer LLC
2.790% due 02/22/2049		137	117
5.300% due 05/20/2050		100	96

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Sunrun Demeter Issuer 2.270% due 01/30/2057		185	148

Total Asset-Backed Securities (Cost $869)			756

SOVEREIGN ISSUES 5.2%
Agence Francaise de Developpement EPIC 3.500% due 02/25/2033	EUR	100	111
Canada Government International Bond 2.250% due 12/01/2029	CAD	50	35
European Union
0.000% due 10/04/2030 (c)	EUR	200	176
2.750% due 02/04/2033		100	107
Kingdom of Belgium Government Bonds 2.750% due 04/22/2039		100	102
Ministeries Van de Vlaamse Gemeenschap 3.250% due 01/12/2043		100	104
Societe Nationale SNCF SA 3.125% due 11/02/2027		100	108
United Kingdom Gilt 1.500% due 07/31/2053	GBP	70	46

Total Sovereign Issues (Cost $752)			789

SHORT-TERM INSTRUMENTS 22.3%
SHORT-TERM NOTES 2.0%
Federal Home Loan Bank 5.090% due 09/25/2023 (d)		$300	300

U.S. TREASURY BILLS 20.3%
5.298% due 08/17/2023 - 09/21/2023 (a)(b)(c)		3,100	3,074

Total Short-Term Instruments (Cost $3,374)			3,374

Total Investments in Securities (Cost $16,688)			15,125

Total Investments 99.7% (Cost $16,688)			$15,125
Financial Derivative Instruments (g)(h) 0.0%(Cost or Premiums, net $45)			6
Other Assets and Liabilities, net 0.3%			47

Net Assets 100.0%			$15,178

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	5.160%	06/27/2023	07/18/2023	$(198)	$(198)

Total Reverse Repurchase Agreements	$(198)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.9)%
Uniform Mortgage-Backed Security, TBA	4.500%	08/01/2053	$300	$(290)	$(289)

Total Short Sales (1.9)%	$(290)	$(289)

(1)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(9) at a weighted average interest rate of 5.160%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2023	1	$92	$0	$1	$0
U.S. Treasury 5-Year Note September Futures	09/2023	55	5,890	(111)	0	0
U.S. Treasury Long-Term Bond September Futures	09/2023	1	127	0	1	0
United Kingdom Long Gilt September Futures	09/2023	1	121	1	0	(1)

$(110)	$2	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	2	$(292)	$3	$2	$0
U.S. Treasury 10-Year Note September Futures	09/2023	8	(898)	17	0	(1)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	5	(592)	6	0	(1)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	3	(409)	(4)	0	(4)

$22	$2	$(6)

Total Futures Contracts	$(88)	$4	$(7)

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day GBP-SONIO Compounded-OIS	3.250%	Annual	09/20/2053	GBP	60	$1	$6	$7	$1	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	$280	84	26	110	0	(2)
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026	CAD	500	(31)	(8)	(39)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/16/2023	$280	0	3	3	(1)	0
Pay(1)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028	EUR	600	(8)	2	(6)	0	(3)
Pay(1)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	120	(1)	1	0	0	(1)

Total Swap Agreements	$45	$30	$75	$1	$(6)

Cash of $143 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	08/2023	EUR	102	$110	$0	$(2)
08/2023	$56	AUD	83	0	(1)
BPS	08/2023	EUR	57	$61	0	(1)
BRC	08/2023	GBP	16	20	0	0
08/2023	$65	JPY	9,000	0	(2)
CBK	08/2023	CAD	30	$22	0	0
08/2023	EUR	387	417	0	(6)
JPM	08/2023	CAD	32	24	0	0
08/2023	GBP	172	218	0	(1)
MBC	08/2023	EUR	2,831	3,124	28	0
RBC	08/2023	GBP	33	42	0	0
UAG	08/2023	150	190	0	(1)

Total Forward Foreign Currency Contracts	$28	$(14)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,213	$0	$5,213
Industrials	0	1,985	0	1,985
Utilities	0	1,440	0	1,440
Municipal Bonds & Notes
Florida	0	92	0	92
New York	0	121	0	121
U.S. Government Agencies	0	287	0	287
U.S. Treasury Obligations	0	546	0	546
Non-Agency Mortgage-Backed Securities	0	522	0	522
Asset-Backed Securities	0	756	0	756
Sovereign Issues	0	789	0	789
Short-Term Instruments
Short-Term Notes	0	300	0	300
U.S. Treasury Bills	0	3,074	0	3,074

Total Investments	$0	$15,125	$0	$15,125

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(289)	$0	$(289)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	2	0	5
Over the counter	0	28	0	28

$3	$30	$0	$33
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Exchange-traded or centrally cleared	(1)	(12)	0	(13)
Over the counter	0	(14)	0	(14)

	$(1)	$(26)	$0	$(27)

Total Financial Derivative Instruments	$2	$4	$0	$6

Totals	$2	$14,840	$0	$14,842

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.9% ¤
CORPORATE BONDS & NOTES 3.7%
BANKING & FINANCE 3.7%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$201	$170
Banca Monte dei Paschi di Siena SpA 7.677% due 01/18/2028 •	EUR	500	460
Bank of America Corp.
4.412% (EUR003M + 1.000%) due 08/24/2025 ~		14,600	15,994
6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		$19,800	19,975
Barclays PLC 5.304% due 08/09/2026 •		8,900	8,685
Credit Suisse AG 4.750% due 08/09/2024		22,000	21,509
GA Global Funding Trust 6.380% (SOFRRATE + 1.360%) due 04/11/2025 ~		7,500	7,347
General Motors Financial Co., Inc. 6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~		20,300	20,316
Goldman Sachs Group, Inc. 3.000% due 03/15/2024		4,900	4,798
ING Groep NV 6.732% (SOFRINDX + 1.640%) due 03/28/2026 ~		9,900	9,962
JPMorgan Chase & Co. 6.381% (SOFRRATE + 1.320%) due 04/26/2026 ~		17,800	17,928
Toyota Motor Credit Corp. 5.810% due 12/11/2023 •		3,000	3,004
UBS Group AG 6.669% (SOFRRATE + 1.580%) due 05/12/2026 ~		6,061	6,093

			136,241

INDUSTRIALS 0.0%
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		100	100
TransCanada PipeLines Ltd. 3.750% due 10/16/2023		89	88

			188

UTILITIES 0.0%
Verizon Communications, Inc. 2.355% due 03/15/2032		379	305

Total Corporate Bonds & Notes (Cost $136,657)			136,734

U.S. GOVERNMENT AGENCIES 6.5%
Fannie Mae
2.125% due 04/24/2026 (i)		5,695	5,327
4.345% due 05/01/2038 •		1,898	1,926
5.580% due 10/25/2036 •		12	12
5.600% due 08/25/2037 •		389	384
Freddie Mac
5.573% due 07/15/2036 •		142	140
5.643% due 05/15/2032 - 09/15/2042 •		1,050	1,036
5.793% due 12/15/2037 •		116	115
5.813% due 10/15/2037 •		286	283
Ginnie Mae
0.093% due 10/16/2053 ~(a)		735	0
2.887% due 10/20/2043 •		2,182	2,096
3.858% due 08/20/2068 •		2,603	2,535
U.S. Small Business Administration
4.840% due 05/01/2025		14	14
4.990% due 09/01/2024		11	11
5.160% due 02/01/2028		15	15
5.310% due 05/01/2027		23	23
5.510% due 11/01/2027		12	12
5.820% due 06/01/2026		15	15
5.870% due 07/01/2028		9	9
6.020% due 08/01/2028		6	6
6.770% due 11/01/2028		21	21
Uniform Mortgage-Backed Security 3.500% due 02/01/2045 - 03/01/2048		1,313	1,213

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2053		242,700	227,977

Total U.S. Government Agencies (Cost $245,244)			243,170

U.S. TREASURY OBLIGATIONS 6.7%
U.S. Treasury Bonds
3.000% due 05/15/2045		2,010	1,699
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2026		5,217	4,902
0.250% due 07/15/2029 (i)(k)		1,185	1,082
0.375% due 07/15/2023		352	351
0.375% due 07/15/2025 (i)(k)		3,966	3,796
0.375% due 07/15/2025 (i)		22,644	21,673
0.375% due 01/15/2027 (k)		188	177
0.500% due 01/15/2028		7,497	7,014
0.750% due 02/15/2042		2,308	1,963
0.875% due 02/15/2047		2,091	1,756
1.000% due 02/15/2049		1,009	869
1.125% due 01/15/2033 (k)		50,059	47,993
1.375% due 02/15/2044 (i)		3,983	3,756
1.375% due 02/15/2044		9,811	9,251
2.125% due 02/15/2040		1,461	1,569
2.125% due 02/15/2041		130	140
2.500% due 01/15/2029 (i)		37,235	38,360
3.375% due 04/15/2032		1,243	1,414
3.875% due 04/15/2029		2,600	2,874
U.S. Treasury Notes
1.625% due 05/15/2026		25,577	23,605
2.000% due 02/15/2025		33,704	32,088
2.750% due 02/15/2024		42,010	41,322

Total U.S. Treasury Obligations (Cost $257,968)			247,654

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035		1,000	932
Adjustable Rate Mortgage Trust 4.899% due 07/25/2035 «~		25	22
Ashford Hospitality Trust 6.219% due 04/15/2035 •		433	423
Atrium Hotel Portfolio Trust
6.373% due 12/15/2036 •		2,025	1,956
6.393% due 06/15/2035 •		1,100	1,076
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032		1,500	1,208
Banc of America Funding Trust 3.818% due 05/20/2036 ^«~		194	170
Barclays Commercial Mortgage Securities Trust
6.193% due 07/15/2037 •		4,300	4,209
6.193% due 10/15/2037 •		4,451	4,348
Bear Stearns Adjustable Rate Mortgage Trust 4.283% due 01/25/2035 ~		71	72
Bear Stearns ALT-A Trust 4.941% due 07/25/2035 ^~		484	353
Bear Stearns Structured Products, Inc. Trust 4.098% due 01/26/2036 ^~		42	33
Beast Mortgage Trust 6.243% due 03/15/2036 •		600	525
BFLD Trust 6.351% due 10/15/2034 •		1,000	993
Braemar Hotels & Resorts Trust 6.138% due 06/15/2035 •		225	223
Chase Mortgage Finance Trust
4.311% due 02/25/2037 «~		62	58
4.483% due 02/25/2037 ~		63	62
ChaseFlex Trust 6.300% due 06/25/2036 ^~		45	38
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.430% due 01/25/2035 •		2	1
Citigroup Mortgage Loan Trust 6.470% due 11/25/2035 •		21	20
Colony Mortgage Capital Ltd. 6.390% due 11/15/2038 •		6,300	6,136
Commercial Mortgage Trust 3.545% due 02/10/2036		1,000	909
Countrywide Alternative Loan Trust
6.000% due 03/25/2037 ^		5,296	2,123
6.500% due 09/25/2037 ^		1,374	565
Countrywide Home Loan Mortgage Pass-Through Trust
3.962% due 11/20/2034 ~		154	141
4.029% due 08/20/2035 ^~		959	897
DBWF Mortgage Trust 6.276% due 12/19/2030 •		2,500	2,466
Eurosail PLC 5.940% due 06/13/2045 •	GBP	795	1,000

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

First Horizon Alternative Mortgage Securities Trust 5.024% due 04/25/2035 ~		$151	147
GS Mortgage Securities Corp. 5.366% due 05/03/2032		1,000	969
GS Mortgage Securities Corp. Trust
6.110% due 07/15/2025 •		14,179	13,977
6.343% due 08/15/2032 •		6,720	6,623
8.547% due 08/15/2039 •		3,100	3,103
GSR Mortgage Loan Trust
4.070% due 09/25/2035 ~		5	5
4.481% due 11/25/2035 ~		42	42
HarborView Mortgage Loan Trust
5.417% due 03/19/2037 •		546	491
5.567% due 12/19/2036 •		6,662	5,567
5.777% due 11/19/2035 •		219	158
5.837% due 06/20/2035 •		294	268
Hawaii Hotel Trust 6.343% due 05/15/2038 •		15,550	15,372
HPLY Trust 6.193% due 11/15/2036 •		6,661	6,588
IndyMac INDA Mortgage Loan Trust 3.308% due 11/25/2035 ^~		115	84
IndyMac INDX Mortgage Loan Trust 5.570% due 07/25/2036 •		656	605
InTown Mortgage Trust 7.636% due 08/15/2039 •		3,000	3,006
JP Morgan Alternative Loan Trust 6.810% due 08/25/2036 ^þ		1,100	1,023
JP Morgan Chase Commercial Mortgage Securities Corp. 6.493% due 05/15/2034 •		1,700	1,684
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		3,750	3,385
6.363% due 07/05/2033 •		1,936	1,772
JP Morgan Mortgage Trust
4.145% due 04/25/2035 «~		2	2
4.683% due 07/25/2035 «~		8	8
MASTR Adjustable Rate Mortgages Trust 4.560% due 11/21/2034 ~		77	73
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.933% due 09/15/2030 •		39	38
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.673% due 06/15/2030 •		3	3
Merrill Lynch Mortgage Investors Trust
3.856% due 05/25/2036 «~		2	2
4.015% due 12/25/2034 ~		38	36
4.391% due 06/25/2035 ~		104	99
MFA Trust 4.112% due 12/25/2066 ~		4,186	3,910
MRCD Mortgage Trust 2.718% due 12/15/2036		7,500	6,873
New Orleans Hotel Trust 6.182% due 04/15/2032 •		1,674	1,610
NYO Commercial Mortgage Trust 6.356% due 11/15/2038 •		1,000	911
One Market Plaza Trust 3.614% due 02/10/2032		1,000	926
One New York Plaza Trust 6.143% due 01/15/2036 •		14,400	13,667
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.910% due 12/25/2035 •		3,500	3,241
Residential Accredit Loans, Inc. Trust
4.165% due 06/25/2046 •		99	24
6.000% due 09/25/2036		130	98
6.000% due 09/25/2036 ^«		340	251
Residential Asset Securitization Trust 6.500% due 09/25/2036 ^		7,139	2,555
Structured Adjustable Rate Mortgage Loan Trust 6.120% due 11/25/2034 •		467	414
Structured Asset Mortgage Investments Trust
5.570% due 05/25/2036 •		50	34
5.826% due 05/19/2035 •		30	27
Tharaldson Hotel Portfolio Trust 6.241% due 11/11/2034 •		2,135	2,108
Thornburg Mortgage Securities Trust 7.201% due 03/25/2037 ^•		1,587	1,314
Towd Point Mortgage Funding
5.523% due 10/20/2051	GBP	11,061	14,068
5.841% due 07/20/2045 •		8,521	10,827
Trinity Square PLC 5.316% due 07/15/2059 •		8,794	11,152
VASA Trust 6.093% due 07/15/2039 •		$4,310	3,801
Verus Securitization Trust 4.474% due 04/25/2067 þ		6,131	5,877
WaMu Mortgage Pass-Through Certificates Trust
4.198% due 01/25/2035 ~		26	24

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

4.220% due 10/25/2034 ~		19	18
4.521% due 06/25/2034 «~		22	19
5.890% due 11/25/2034 •		137	125
5.890% due 01/25/2045 •		190	187
5.950% due 01/25/2045 •		166	159
Wells Fargo Mortgage-Backed Securities Trust 4.692% due 04/25/2036 ~		123	116

Total Non-Agency Mortgage-Backed Securities (Cost $189,458)			180,425

ASSET-BACKED SECURITIES 15.0%
ACE Securities Corp. Home Equity Loan Trust
6.020% due 05/25/2035 •		745	744
6.050% due 12/25/2034 •		375	336
Adagio Eur CLO DAC 4.541% due 07/20/2036 •	EUR	14,400	15,713
ALME Loan Funding DAC 3.927% due 01/15/2032 •		19,468	20,844
American Credit Acceptance Receivables Trust 4.120% due 02/13/2026		$2,918	2,909
American Money Management Corp. CLO Ltd.
6.231% due 04/14/2029 •		172	172
6.285% due 04/25/2031 •		800	793
Arbor Realty Commercial Real Estate Notes Ltd. 6.517% due 01/15/2037 •		400	393
AREIT Trust 7.333% due 06/17/2039 •		3,700	3,700
Arivo Acceptance Auto Loan Receivables Trust 3.930% due 05/15/2028		6,983	6,781
Armada Euro CLO DAC 4.083% due 11/15/2031 •	EUR	8,265	8,834
Asset-Backed Securities Corp. Home Equity Loan Trust 5.610% due 11/25/2036 •		$4,298	4,107
Atlas Senior Loan Fund Ltd.
6.350% due 01/15/2031 •		461	455
6.353% due 04/22/2031 •		1,000	980
Atlas Static Senior Loan Fund Ltd. 7.586% due 07/15/2030 •		916	920
Aurium CLO DAC 4.618% due 03/23/2032 •	EUR	6,000	6,449
Avoca CLO DAC
3.885% due 01/12/2031 •		3,916	4,197
3.997% due 10/15/2032 •		8,500	9,067
Babson CLO Ltd. 6.240% due 01/20/2031 •		$1,076	1,067
Bain Capital Euro CLO DAC
3.980% due 04/20/2032 •	EUR	2,691	2,890
4.197% due 07/17/2034 •		3,900	4,138
Barings CLO Ltd. 6.210% due 04/15/2031 •		$2,700	2,666
BDS Ltd.
6.876% due 03/19/2039 •		2,400	2,374
7.227% due 08/19/2038 •		1,800	1,797
Bear Stearns Asset-Backed Securities Trust
5.368% due 02/25/2036 •		7,641	7,173
6.150% due 09/25/2046 •		252	228
Benefit Street Partners CLO Ltd.
6.210% due 10/15/2030 •		1,604	1,591
6.340% due 07/15/2032 •		500	495
6.350% due 01/20/2031 •		679	674
BHG Securitization Trust
3.750% due 06/18/2035		7,754	7,639
5.320% due 10/17/2035		679	672
Black Diamond CLO DAC 4.060% due 01/20/2032 •	EUR	8,367	9,003
Blackrock European CLO DAC 4.157% due 07/17/2034 •		11,304	12,028
BlueMountain CLO Ltd. 6.340% due 07/15/2031 •		$600	592
BNPP AM Euro CLO DAC 4.031% due 07/22/2032 •	EUR	6,400	6,824
BPCRE Holder LLC 7.491% due 01/16/2037 •		$500	497
BSPRT Issuer Ltd. 7.443% due 07/15/2039 •		2,000	1,993
Cairn CLO DAC 4.102% due 10/30/2030 •	EUR	1,981	2,124
Carlyle Euro CLO DAC 3.953% due 08/15/2030 •		2,717	2,898
Carlyle Global Market Strategies CLO Ltd.
6.260% due 01/15/2031 •		$3,019	2,994
6.590% due 07/20/2032 •		500	496
Carlyle Global Market Strategies Euro CLO DAC 3.927% due 07/15/2030 •	EUR	944	1,015
Carlyle U.S. CLO Ltd. 6.440% due 01/15/2030 •		$494	490

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Carrington Mortgage Loan Trust 6.500% due 07/20/2030 •		559	557
Carvana Auto Receivables Trust 2.310% due 12/11/2028		8,233	8,023
Cedar Funding CLO Ltd. 6.360% due 07/17/2031 •		900	892
CIFC Funding Ltd.
6.050% due 01/20/2028 •		368	367
6.262% due 04/18/2031 •		400	397
6.440% due 11/16/2030 •		660	657
6.460% due 10/17/2031 •		800	793
CLNC Ltd. 6.455% due 08/20/2035 •		25	25
Contego CLO DAC 4.141% due 05/14/2032 •	EUR	9,300	9,956
Countrywide Asset-Backed Certificates Trust
3.820% due 11/25/2034 •		$2,519	2,180
5.930% due 11/25/2034 •		150	143
6.005% due 08/25/2034 •		22	22
6.185% due 12/25/2035 •		2,314	2,202
CQS U.S. CLO Ltd. 7.698% due 07/20/2031 •		3,972	3,997
Credit Acceptance Auto Loan Trust 1.240% due 10/15/2029		2,104	2,089
CVC Cordatus Loan Fund DAC 4.103% due 08/15/2032 •	EUR	5,172	5,538
Dryden CLO Ltd.
6.310% due 07/15/2031 •		$1,300	1,290
6.401% due 05/15/2032 •		500	492
Dryden Euro CLO DAC 1.470% due 10/15/2032	EUR	3,000	3,009
First Help Financial LLC 4.430% due 01/18/2028		$292	285
Flagship Credit Auto Trust 4.330% due 12/16/2024		3,329	3,317
Fortress Credit Investments Ltd. 6.917% due 02/23/2039 •		4,000	3,862
FREED ABS Trust
6.490% due 12/18/2029		2,156	2,156
Fremont Home Loan Trust
5.290% due 01/25/2037 •		1,534	780
5.390% due 10/25/2036 •		5,387	2,200
FS Rialto Issuer LLC 6.966% due 01/19/2039 •		7,400	7,317
Gallatin CLO Ltd. 6.311% due 01/21/2028 •		392	391
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		5,860	5,835
6.270% due 08/16/2027		12,940	12,914
GMF Canada Leasing Trust 5.458% due 04/21/2025	CAD	1,700	1,301
GPMT Ltd. 6.407% due 07/16/2035 •		$1,314	1,270
Greywolf CLO Ltd. 6.415% due 01/27/2031 •		1,400	1,387
GSAMP Trust 5.350% due 11/25/2036 •		716	347
Halseypoint CLO Ltd. 6.749% due 11/30/2032 •		1,800	1,785
Harvest CLO DAC
3.907% due 01/15/2031 •	EUR	6,700	7,186
4.027% due 01/15/2032 •		5,100	5,446
Hayfin Emerald CLO DAC 4.307% due 05/27/2034 •		28,300	29,910
Hertz Vehicle Financing LLC 3.370% due 03/25/2025		$20,900	20,610
HGI CRE CLO Ltd. 6.767% due 04/20/2037 •		3,100	3,046
ICG Euro CLO DAC 4.227% due 10/15/2034 •	EUR	8,000	8,526
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 4.415% due 11/25/2034 «•		$175	165
Invesco Euro CLO DAC 4.097% due 07/15/2032 •	EUR	4,300	4,579
Jubilee CLO DAC
4.077% due 06/15/2032 •		15,000	16,005
4.326% due 12/15/2029 •		682	736
KKR CLO Ltd. 6.550% due 04/15/2029 •		$567	565
KREF Ltd. 6.526% due 02/17/2039 •		1,000	979
LCM LP
6.250% due 07/20/2030 •		417	415
6.390% due 10/15/2031 •		700	691
LCM Ltd.
6.230% due 03/20/2030 •		655	650

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

6.330% due 04/20/2031 •		700	686
LendingPoint Pass-Through Trust
3.250% due 04/15/2028		5,527	5,325
4.000% due 05/15/2028		9,722	9,408
LoanCore Issuer Ltd.
6.493% due 07/15/2036 •		500	489
6.493% due 11/15/2038 •		1,000	959
M360 Ltd. 6.654% due 11/22/2038 •		1,000	983
Madison Park Funding Ltd.
6.010% due 04/15/2029 •		1,241	1,227
6.103% due 04/22/2027 •		1,553	1,545
Man GLG Euro CLO DAC
3.917% due 10/15/2030 •	EUR	6,785	7,255
3.987% due 10/15/2032 •		2,397	2,548
Massachusetts Educational Financing Authority 6.205% due 04/25/2038 •		$302	302
MF1 LLC 7.226% due 06/19/2037 •		2,500	2,493
MF1 Ltd. 6.417% due 02/19/2037 •		1,000	978
Morgan Stanley ABS Capital, Inc. Trust 6.185% due 07/25/2035 •		4,429	4,266
Navient Private Education Loan Trust
6.643% due 07/16/2040 •		2,425	2,421
6.793% due 10/15/2031 •		3,986	3,982
6.893% due 11/15/2030 •		2,600	2,607
Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		8,876	7,672
1.170% due 09/16/2069		409	362
6.793% due 11/15/2068 •		1,559	1,556
Navient Student Loan Trust 6.173% due 12/15/2059 •		6,791	6,696
North Westerly ESG CLO DAC 4.353% due 07/05/2032 •	EUR	10,000	10,652
OCP Euro CLO DAC 3.997% due 01/15/2032 •		4,935	5,316
Octagon Investment Partners Ltd. 6.321% due 02/14/2031 •		$1,300	1,285
OneMain Financial Issuance Trust 5.827% due 06/16/2036 •		1,200	1,171
Option One Mortgage Loan Trust
5.290% due 01/25/2037 •		1,709	1,115
5.290% due 03/25/2037 •		1,411	934
OZLM Ltd. 6.549% due 10/30/2030 •		946	942
OZLME DAC 4.088% due 07/27/2032 •	EUR	5,196	5,530
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		$2,360	2,339
2.030% due 10/15/2029		2,773	2,700
4.970% due 01/15/2030		263	260
6.060% due 03/15/2030		11,353	11,306
Palmer Square European Loan Funding DAC
3.897% due 10/15/2031 •	EUR	2,826	3,022
3.907% due 07/15/2031 •		1,838	1,959
Palmer Square Loan Funding Ltd. 6.729% due 02/20/2028 •		$3,411	3,381
Penta CLO DAC 4.211% due 01/25/2033 •	EUR	3,500	3,738
PFP Ltd. 7.376% due 08/19/2035 •		$2,500	2,504
Providus CLO DAC 4.123% due 02/15/2035 •	EUR	5,300	5,614
Rad CLO Ltd. 6.393% due 07/24/2032 •		$1,700	1,677
Ready Capital Mortgage Financing LLC
6.350% due 11/25/2036 •		900	881
6.717% due 01/25/2037 •		1,623	1,601
7.556% due 06/25/2037 •		1,435	1,442
7.636% due 10/25/2039 •		3,595	3,605
Regatta Funding Ltd.
6.330% due 07/17/2031 •		2,000	1,982
6.510% due 10/17/2030 •		1,308	1,302
Saranac CLO Ltd. 6.609% due 11/20/2029 •		231	230
Saxon Asset Securities Trust 5.460% due 09/25/2037 •		508	480
SLM Private Education Loan Trust 9.943% due 10/15/2041 •		1,633	1,705
SMB Private Education Loan Trust
5.923% due 01/15/2053 •		2,111	2,058
5.993% due 02/15/2036 •		3,705	3,669
5.993% due 01/15/2053 •		15,634	15,212
6.000% due 09/15/2054 •		286	281

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Sound Point CLO Ltd. 6.412% due 04/18/2031 •		1,400	1,376
Soundview Home Loan Trust 6.100% due 10/25/2037 •		800	593
St Paul's CLO DAC 4.097% due 04/15/2033 •	EUR	8,000	8,535
Structured Asset Securities Corp. Mortgage Loan Trust 6.670% due 04/25/2035 •		$33	32
Symphony CLO Ltd. 6.460% due 04/15/2028 •		7,400	7,343
TCW CLO Ltd. 6.225% due 04/25/2031 •		500	495
TIAA CLO Ltd. 6.450% due 07/20/2031 •		650	642
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •		3,200	3,112
TSTAT Ltd. 7.348% due 07/20/2031 •		940	943
Upstart Pass-Through Trust Series 3.800% due 04/20/2030		762	727
Upstart Securitization Trust 4.370% due 05/20/2032		600	593
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		613	586
Venture CLO Ltd. 6.493% due 08/28/2029 •		419	417
Vibrant CLO Ltd. 6.370% due 07/20/2032 •		2,300	2,261
VMC Finance LLC 6.967% due 02/18/2039 •		1,900	1,850
Voya CLO Ltd.
6.162% due 01/18/2029 •		720	717
6.240% due 06/07/2030 •		1,109	1,102
6.320% due 04/15/2031 •		900	893
6.458% due 10/15/2030 •		457	456
Voya Euro CLO DAC 4.097% due 04/15/2033 •	EUR	11,000	11,738
Wellfleet CLO Ltd.
6.140% due 04/20/2029 •		$367	367
6.420% due 07/20/2032 •		1,000	984

Total Asset-Backed Securities (Cost $532,246)			558,452

SOVEREIGN ISSUES 0.0%
New Zealand Government International Bond 2.000% due 09/20/2025 (f)	NZD	2,634	1,614

Total Sovereign Issues (Cost $1,763)			1,614

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Banca Monte dei Paschi di Siena SpA (c)		46,500	117

Total Common Stocks (Cost $91)			117

		OUNCES
COMMODITIES 10.9%
Gold Warehouse Receipts		347,443	404,326

Total Commodities (Cost $347,443)			404,326

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 86.3%
COMMERCIAL PAPER 1.4%
AES Corp. 6.050% due 07/03/2023		$250	250
Amcor Flexibles North America, Inc.
5.430% due 07/20/2023		300	299
5.450% due 07/07/2023		500	499
5.450% due 07/11/2023		300	299
American Electric Power Co., Inc.
5.430% due 07/10/2023		900	899
5.440% due 08/07/2023		500	497

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Arrow Electronics, Inc. 5.730% due 07/18/2023	250	249
Bacardi Martini BV 5.900% due 07/19/2023	850	848
Becton Dickinson & Co. 5.390% due 07/10/2023	250	250
Conagra Brands, Inc. 5.750% due 07/06/2023	850	849
Consolidated Edison Co. of New York, Inc.
5.420% due 07/17/2023	250	249
5.430% due 07/25/2023	1,800	1,793
Constellation Brands, Inc.
5.580% due 07/18/2023	250	249
5.580% due 07/21/2023	500	498
5.590% due 07/03/2023	800	800
5.590% due 07/05/2023	300	300
5.610% due 07/11/2023	250	250
Constellation Energy Corp. 5.300% due 07/13/2023	250	249
Crown Castle, Inc.
5.870% due 07/20/2023	300	299
5.890% due 07/05/2023	250	250
CVS Corp. 5.280% due 07/06/2023	500	500
Daimler Truck Finance North America LLC 5.350% due 07/21/2023	750	748
Dominion Resources, Inc.
5.430% due 07/31/2023	250	249
5.440% due 08/09/2023 (b)	250	248
5.490% due 07/11/2023	250	250
Duke Energy Corp.
5.400% due 07/10/2023	300	300
5.400% due 08/08/2023	500	497
Electricite de France SA 5.510% due 08/04/2023	2,450	2,437
Enbridge (US), Inc.
5.440% due 07/20/2023	1,250	1,246
5.450% due 07/03/2023	300	300
5.450% due 07/25/2023	250	249
5.450% due 07/26/2023	250	249
5.450% due 07/27/2023 (b)	250	249
5.470% due 07/14/2023	250	249
5.470% due 07/20/2023	250	249
Enel Finance America LLC
5.450% due 07/24/2023	500	498
5.450% due 07/26/2023	250	249
5.450% due 08/07/2023 (b)	500	497
Entergy Corp.
5.380% due 07/14/2023	300	299
5.400% due 07/11/2023	650	649
Global Payments, Inc.
5.930% due 07/21/2023	1,250	1,246
5.930% due 07/26/2023	250	249
5.930% due 07/28/2023	1,050	1,045
5.950% due 07/05/2023	250	250
5.950% due 07/07/2023	750	749
5.950% due 07/17/2023	500	499
Haleon UK Capital PLC
5.500% due 08/07/2023 (b)	375	373
5.500% due 08/08/2023 (b)	475	472
5.520% due 07/24/2023	250	249
5.550% due 07/17/2023	400	399
Humana, Inc.
5.400% due 07/11/2023	500	499
5.450% due 07/13/2023	250	249
5.450% due 07/19/2023	850	847
5.450% due 07/27/2023	850	846
5.500% due 08/01/2023	250	249
International Flavors & Fragrances, Inc.
6.000% due 07/28/2023	500	498
6.050% due 07/26/2023 (b)	250	249
6.050% due 07/27/2023 (b)	750	747
Keurig Dr Pepper, Inc.
5.250% due 07/05/2023	500	500
5.350% due 07/20/2023	700	698
Leidos, Inc. 5.900% due 07/10/2023	500	499
LSEGA Financing PLC 5.430% due 07/26/2023	1,150	1,146
Mondelez International, Inc.
5.370% due 07/24/2023	425	423
5.370% due 07/25/2023	575	573
5.430% due 07/13/2023	300	299
5.430% due 07/14/2023	700	699
NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023	250	249

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Penske Truck Leasing Co. LP
5.350% due 07/11/2023	250	250
5.350% due 07/14/2023	500	499
Quanta Services, Inc.
5.900% due 07/05/2023	275	275
5.900% due 07/12/2023	750	749
5.900% due 07/18/2023	1,100	1,097
Raytheon Technologies Corp. 5.450% due 07/12/2023	2,500	2,496
Republic Services, Inc. 5.250% due 07/05/2023	750	749
Sempra Energy 5.400% due 07/05/2023	250	250
Targa Resources Corp.
5.950% due 07/20/2023	250	249
6.000% due 07/07/2023	1,000	999
Thomson Reuters Corp.
5.450% due 07/05/2023	1,850	1,849
5.470% due 07/13/2023	500	499
5.470% due 07/18/2023	550	549
5.500% due 07/19/2023	250	249
VW Credit, Inc.
5.400% due 07/21/2023	450	449
5.400% due 07/24/2023	850	847
5.400% due 07/25/2023	750	747
5.400% due 07/28/2023	250	249
5.430% due 07/27/2023	350	349
5.440% due 08/02/2023	250	249
Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (b)	750	749
5.850% due 07/10/2023 (b)	1,450	1,448
Waste Management, Inc. 5.400% due 08/09/2023	500	497

		51,232

REPURCHASE AGREEMENTS (g) 80.3%		2,989,391

U.S. TREASURY BILLS 4.6%
5.212% due 08/10/2023 - 09/07/2023 (b)(d)(e)(i)(k)	171,276	170,260

Total Short-Term Instruments (Cost $3,210,920)		3,210,883

Total Investments in Securities (Cost $4,921,790)		4,983,375

	SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short Asset Portfolio	14,577,122	140,451
PIMCO Short-Term Floating NAV Portfolio III	2,805	27

Total Short-Term Instruments (Cost $145,336)		140,478

Total Investments in Affiliates (Cost $145,336)		140,478

Total Investments 137.7% (Cost $5,067,126)		$5,123,853
Financial Derivative Instruments (h)(j) (1.7)%(Cost or Premiums, net $(2,308))		(63,926)
Other Assets and Liabilities, net (36.0)%		(1,337,962)

Net Assets 100.0%		$3,721,965

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Security did not produce income within the last twelve months.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.160%	06/30/2023	07/03/2023	$244,600	U.S. Treasury Notes 4.250% due 12/31/2024			$(249,820)	$244,600	$244,705
BPS	5.060	07/03/2023	07/05/2023	107,100	U.S. Treasury Inflation Protected Securities 0.250% due 01/15/2025			(109,141)	107,100	107,100
	5.080	06/30/2023	07/07/2023	250,000	U.S. Treasury Notes 0.250% - 1.875% due 07/31/2025 - 08/31/2027			(255,041)	250,000	250,106
	5.120	06/30/2023	07/03/2023	1,141,600	U.S. Treasury Notes 0.500% - 1.875% due 10/31/2027 - 02/28/2029			(1,165,279)	1,141,600	1,142,087
BRC	5.080	07/03/2023	07/05/2023	1,030,800	U.S. Treasury Notes 3.875% due 04/30/2025			(1,051,048)	1,030,800	1,030,800
FICC	2.400	06/30/2023	07/03/2023	19,891	U.S. Treasury Notes 4.625% due 06/30/2025			(20,289)	19,891	19,893
JPS	5.180	06/30/2023	07/03/2023	100	U.S. Treasury Notes 1.750% due 07/31/2024			(102)	100	100
SGY	5.110	06/30/2023	07/03/2023	195,300	U.S. Treasury Bonds 2.000% due 11/15/2041			(201,238)	195,300	195,383

Total Repurchase Agreements								$(3,051,958)	$2,989,391	$2,990,174

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA						3.500%	08/01/2053	$14,500	$(13,319)	$(13,228)

Total Short Sales (0.4)%									$(13,319)	$(13,228)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(2,425) at a weighted average interest rate of 4.887%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CMX Gold August 2023 Futures					$1,830.000	07/26/2023	135	14	$(1,155)	$(1,358)
Put - LME Copper December 2023 Futures					7,000.000	12/06/2023	25	1	(104)	(69)
Put - LME Copper December 2023 Futures					7,500.000	12/06/2023	25	1	(169)	(132)
Call - LME Copper December 2023 Futures					10,500.000	12/06/2023	25	1	(212)	(40)
Call - LME Copper December 2023 Futures					11,000.000	12/06/2023	25	1	(150)	(24)
Call - NYMEX Crude Oil August 2023 Futures					79.000	07/17/2023	154	154	(202)	(17)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Call - NYMEX Crude Oil August 2023 Futures	81.000	07/17/2023	144	144	(301)	(10)
Call - NYMEX Crude Oil September 2023 Futures	75.000	08/17/2023	40	40	(61)	(68)
Call - NYMEX Crude Oil September 2023 Futures	76.000	08/17/2023	20	20	(26)	(28)
Call - NYMEX Crude Oil September 2023 Futures	79.000	08/17/2023	156	156	(204)	(122)
Call - NYMEX Crude Oil September 2023 Futures	80.000	08/17/2023	48	48	(56)	(31)

Total Written Options	$(2,640)	$(1,899)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(3)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	40	$12	$(51)	$0	$0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	37	42	(9)	4	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	40	6	(57)	0	(9)
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	98	(15)	(10)	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	37	38	(13)	4	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	37	32	(19)	4	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	40	26	(37)	3	0
Brent Crude December Futures	10/2023	215	16,106	416	153	0
Brent Crude December Futures	10/2024	101	7,290	121	53	0
Brent Crude June Futures	04/2024	555	40,798	611	305	0
Brent Crude March Futures	01/2024	335	24,850	418	198	0
Brent Crude October Futures	08/2023	55	4,142	127	45	0
Brent Crude September Futures	07/2023	37	2,790	80	33	0
California Carbon Allowance December Futures	12/2023	3,030	99,869	11,656	485	0
California Carbon Allowance December Futures	12/2024	18	635	38	4	0
Cocoa December Futures	12/2023	95	3,195	458	84	0
Cocoa September Futures	09/2023	115	3,856	402	106	0
Copper September Futures	09/2023	38	3,572	(46)	57	0
Corn December Futures	12/2024	266	6,607	(367)	0	(148)
Euro-Mill Wheat December Futures	12/2023	708	9,203	(303)	48	(87)
Euro-Mill Wheat September Futures	09/2023	399	5,023	(537)	44	(54)
European Climate Exchange December Futures	12/2023	96	9,332	(14)	142	0
Gas Oil August Futures	08/2023	100	7,025	254	130	0
Gas Oil December Futures	12/2023	1,136	78,526	84	1,590	0
Gas Oil December Futures	12/2024	327	21,852	(264)	376	0
Gas Oil November Futures	11/2023	372	25,928	513	521	0
Hard Red Winter Wheat December Futures	12/2023	183	7,322	(301)	0	(12)
Henry Hub Natural Gas April Futures	03/2024	49	390	(181)	8	0
Henry Hub Natural Gas August Futures	07/2024	49	417	(154)	6	0
Henry Hub Natural Gas December Futures	11/2024	49	513	(58)	4	0
Henry Hub Natural Gas February Futures	01/2024	49	462	(108)	9	0
Henry Hub Natural Gas January Futures	12/2023	49	472	(95)	10	0
Henry Hub Natural Gas July Futures	06/2024	49	412	(159)	6	0
Henry Hub Natural Gas June Futures	05/2024	49	399	(171)	7	0
Henry Hub Natural Gas March Futures	02/2024	49	429	(142)	9	0
Henry Hub Natural Gas May Futures	04/2024	49	388	(183)	8	0
Henry Hub Natural Gas November Futures	10/2024	49	462	(108)	5	0
Henry Hub Natural Gas October Futures	09/2024	49	423	(148)	6	0
Henry Hub Natural Gas September Futures	08/2024	49	414	(157)	6	0
Iron Ore September Futures	09/2023	1,024	10,986	1,065	0	(210)
Lead September Futures	09/2023	14	736	2	2	0
Lean Hogs August Futures	08/2023	188	6,964	145	21	0
Live Cattle February Futures October Futures	10/2023	196	14,077	330	147	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line August Futures	08/2023	28	528	(328)	27	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2023	28	511	(344)	36	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line November Futures	11/2023	28	515	(341)	34	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line October Futures	10/2023	28	527	(328)	32	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line September Futures	09/2023	28	530	(325)	29	0
Natural Gas April Futures	03/2025	7	243	(28)	14	0
Natural Gas August Futures	07/2023	8	241	22	18	0
Natural Gas August Futures	07/2025	7	232	(48)	9	0
Natural Gas December Futures	11/2023	60	2,660	316	114	0
Natural Gas December Futures	11/2025	7	244	(36)	10	0
Natural Gas February Futures	01/2024	19	792	63	36	0
Natural Gas February Futures	01/2025	7	275	22	11	0
Natural Gas January Futures	12/2023	19	849	71	40	0
Natural Gas January Futures	12/2024	7	311	32	12	0
Natural Gas July Futures	06/2025	7	227	(53)	9	0
Natural Gas June Futures	05/2025	7	219	(52)	8	0
Natural Gas March Futures	02/2024	19	831	53	33	0
Natural Gas March Futures	02/2025	7	287	8	12	0
Natural Gas May Futures	04/2025	7	237	(43)	8	0
Natural Gas November Futures	10/2023	41	1,640	70	77	0
Natural Gas November Futures	10/2023	90	2,890	(19)	69	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Natural Gas November Futures	10/2025	7	232	(39)	10	0
Natural Gas October Futures	09/2023	35	1,209	(37)	72	0
Natural Gas October Futures	09/2023	328	9,338	(675)	246	0
Natural Gas October Futures	09/2024	518	17,887	(3,545)	243	0
Natural Gas October Futures	09/2025	7	232	(48)	10	0
Natural Gas September Futures	08/2023	108	2,996	75	90	0
Natural Gas September Futures	08/2025	7	226	(45)	9	0
RBOB Gasoline December Futures	11/2023	29	2,576	40	42	0
RBOB Gasoline October Futures	09/2023	187	17,420	268	299	0
Soybean January Futures	01/2024	19	1,279	48	69	0
Soybean Meal December Futures	12/2023	778	30,910	600	1,307	0
Soybean November Futures	11/2023	256	17,194	1,631	992	0
Sugar No. 11 March Futures	02/2024	306	7,845	(719)	226	0
U.S. Treasury 5-Year Note September Futures	09/2023	345	36,947	(701)	0	0
U.S. Treasury Long-Term Bond September Futures	09/2023	126	15,990	5	95	0
United Kingdom Long Gilt September Futures	09/2023	1	121	(1)	0	(1)
Wheat December Futures	12/2023	623	20,847	(1,345)	0	(475)
Wheat July Futures	07/2024	1	35	0	0	0
WTI Crude August Futures	07/2023	104	7,347	22	81	0
WTI Crude December Futures	11/2023	76	5,350	152	43	0
WTI Crude December Futures	11/2025	462	29,878	396	143	0
WTI Crude December Futures	11/2026	180	11,216	65	48	0
WTI Crude February Futures	01/2024	318	22,254	561	156	0
WTI Crude January Futures	12/2023	144	10,109	54	75	0
WTI Crude June Futures	05/2025	664	43,778	541	219	0
WTI Crude June Futures	05/2026	2	127	(1)	1	0
WTI Crude March Futures	02/2024	790	55,110	689	371	0
WTI Crude September Futures	08/2023	6	425	35	5	0
WTI Crude September Futures	08/2024	80	5,453	110	31	0

				$9,876	$10,164	$(996)

SHORT FUTURES CONTRACTS
					Variation Margin(3)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum September Futures	09/2023	350	$(18,791)	$1,128	$1,130	$0
Arabica Coffee December Futures	12/2023	84	(4,980)	512	68	0
Arabica Coffee September Futures	09/2023	76	(4,532)	651	74	0
Brent Crude December Futures	10/2025	677	(47,390)	(603)	0	(318)
Brent Crude June Futures	04/2025	578	(41,055)	(515)	0	(289)
Brent Crude June Futures	04/2026	2	(138)	1	0	(1)
Call Options Strike @ EUR 35.000 on Natural Gas August 2023 Futures (1)	07/2023	63	(353)	(237)	0	(65)
Call Options Strike @ EUR 35.000 on Natural Gas October 2023 Futures (1)	09/2023	2	(22)	(9)	0	(2)
Call Options Strike @ EUR 35.000 on Natural Gas September 2023 Futures (1)	08/2023	63	(486)	(373)	0	(82)
Call Options Strike @ EUR 38.000 on Natural Gas December 2023 Futures (1)	11/2023	50	(846)	(466)	0	(50)
Call Options Strike @ EUR 38.000 on Natural Gas November 2023 Futures (1)	10/2023	50	(683)	(315)	0	(49)
Call Options Strike @ EUR 38.000 on Natural Gas October 2023 Futures (1)	09/2023	50	(476)	(95)	0	(49)
Call Options Strike @ EUR 44.000 on Natural Gas August 2023 Futures (1)	07/2023	8	(26)	17	0	(4)
Call Options Strike @ EUR 44.000 on Natural Gas September 2023 Futures (1)	08/2023	8	(43)	(2)	0	(8)
Call Options Strike @ EUR 50.000 on Natural Gas September 2023 Futures (1)	08/2023	380	(1,645)	79	0	(229)
Call Options Strike @ EUR 52.000 on Natural Gas December 2023 Futures (1)	11/2023	15	(168)	(13)	2	(10)
Call Options Strike @ EUR 52.000 on Natural Gas November 2023 Futures (1)	10/2023	15	(127)	23	1	(8)
Call Options Strike @ EUR 52.000 on Natural Gas October 2023 Futures (1)	09/2023	15	(84)	72	0	(7)
Call Options Strike @ EUR 58.000 on Natural Gas August 2023 Futures (1)	07/2023	60	(91)	610	7	0
Call Options Strike @ EUR 58.000 on Natural Gas September 2023 Futures (1)	08/2023	60	(199)	479	13	(23)
Call Options Strike @ EUR 70.000 on Natural Gas December 2023 Futures (1)	11/2023	85	(594)	(394)	17	(42)
Call Options Strike @ EUR 70.000 on Natural Gas November 2023 Futures (1)	10/2023	85	(415)	(222)	13	(34)
Call Options Strike @ EUR 70.000 on Natural Gas October 2023 Futures (1)	09/2023	85	(267)	(67)	5	(18)
Call Options Strike @ EUR 80.000 on Natural Gas November 2023 Futures (1)	10/2023	6	(23)	11	1	(2)
Call Options Strike @ EUR 80.000 on Natural Gas October 2023 Futures (1)	09/2023	6	(14)	20	1	(1)
Call Options Strike @ USD 80.000 on Brent Crude October 2023 Futures (1)	08/2023	106	(199)	(48)	0	(21)
Call Options Strike @ USD 80.000 on Brent Crude September 2023 Futures (1)	07/2023	43	(37)	25	0	(6)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Call Options Strike @ USD 81.000 on Brent Crude October 2023 Futures (1)	08/2023	104	(165)	(25)	0	(18)
Call Options Strike @ USD 81.000 on Brent Crude September 2023 Futures (1)	07/2023	108	(70)	29	0	(12)
Call Options Strike @ USD 82.000 on Brent Crude October 2023 Futures (1)	08/2023	48	(65)	(12)	0	(8)
Call Options Strike @ USD 82.000 on Brent Crude September 2023 Futures (1)	07/2023	198	(97)	115	0	(16)
Call Options Strike @ USD 83.000 on Brent Crude September 2023 Futures (1)	07/2023	92	(34)	117	0	(6)
Call Options Strike @ USD 84.000 on Brent Crude September 2023 Futures (1)	07/2023	68	(19)	92	0	(3)
Call Options Strike @ USD 85.000 on Brent Crude September 2023 Futures (1)	07/2023	86	(19)	102	0	(3)
Coal December Futures	12/2023	10	(1,208)	(244)	0	(42)
Coal November Futures	11/2023	10	(1,200)	(236)	0	(41)
Coal October Futures	10/2023	10	(1,199)	(235)	0	(42)
Copper December Futures	12/2023	6	(1,247)	(21)	0	(21)
Corn December Futures	12/2023	767	(18,974)	1,764	1,294	0
Corn September Futures	09/2023	1,127	(27,527)	1,636	1,972	0
Cotton No. 2 December Futures	12/2023	95	(3,818)	(22)	0	(64)
European Climate Exchange December Futures	12/2024	6	(613)	(2)	0	(10)
European Climate Exchange March Futures	03/2024	5	(493)	29	0	(8)
Gas Oil June Futures	06/2024	545	(36,937)	365	0	(709)
Gas Oil March Futures	03/2024	378	(25,931)	736	0	(520)
Gas Oil October Futures	10/2023	944	(66,127)	(1,456)	0	(1,274)
Gas Oil September Futures	09/2023	6	(420)	(12)	0	(8)
Gold 100 oz. August Futures	08/2023	2,148	(414,435)	9,293	0	(2,470)
Gold 100 oz. December Futures	12/2023	53	(10,430)	112	0	(61)
Hard Red Winter Wheat September Futures	09/2023	141	(5,640)	176	0	0
Henry Hub Natural Gas April Futures	03/2025	49	(435)	93	0	(4)
Henry Hub Natural Gas August Futures	07/2025	49	(464)	63	0	(3)
Henry Hub Natural Gas December Futures	11/2025	49	(551)	(24)	0	(3)
Henry Hub Natural Gas February Futures	01/2025	48	(524)	(6)	0	(3)
Henry Hub Natural Gas January Futures	12/2024	49	(547)	(20)	0	(3)
Henry Hub Natural Gas July Futures	06/2025	49	(460)	67	0	(3)
Henry Hub Natural Gas June Futures	05/2025	49	(446)	82	0	(3)
Henry Hub Natural Gas March Futures	02/2025	49	(489)	39	0	(3)
Henry Hub Natural Gas May Futures	04/2025	49	(432)	96	0	(4)
Henry Hub Natural Gas November Futures	10/2025	49	(509)	19	0	(3)
Henry Hub Natural Gas October Futures	09/2025	49	(468)	60	0	(3)
Henry Hub Natural Gas September Futures	08/2025	49	(459)	69	0	(3)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini August Futures	08/2023	28	(568)	335	0	(19)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2023	28	(563)	340	0	(33)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini November Futures	11/2023	28	(559)	345	0	(30)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini October Futures	10/2023	28	(566)	338	0	(28)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini September Futures	09/2023	28	(568)	336	0	(24)
Lean Hogs October Futures	10/2023	351	(11,004)	53	137	0
Live Cattle February Futures August Futures	08/2023	93	(6,591)	(232)	0	(100)
Natural Gas April Futures	03/2024	13	(530)	(25)	0	(25)
Natural Gas August Futures	07/2024	4	(167)	(17)	0	(8)
Natural Gas December Futures	11/2023	172	(6,230)	285	0	(138)
Natural Gas January Futures	12/2023	317	(12,201)	(272)	0	(260)
Natural Gas January Futures	12/2024	518	(23,134)	3,376	0	(140)
Natural Gas July Futures	06/2024	4	(166)	(17)	0	(7)
Natural Gas June Futures	05/2024	13	(519)	(13)	0	(18)
Natural Gas May Futures	04/2024	13	(539)	(16)	0	(21)
Natural Gas September Futures	08/2023	46	(1,388)	(123)	0	(106)
Natural Gas September Futures	08/2023	115	(4,198)	(387)	0	(281)
Natural Gas September Futures	08/2024	4	(161)	(17)	0	(8)
New York Harbor ULSD December Futures	11/2023	25	(2,542)	(50)	0	(41)
Nickel September Futures	09/2023	40	(4,922)	194	194	0
Palladium September Futures	09/2023	34	(4,155)	741	18	0
Plantinum October Futures	10/2023	117	(5,342)	225	0	(37)
Put Options Strike @ EUR 22.000 on Natural Gas August 2023 Futures (1)	07/2023	63	(29)	89	11	(1)
Put Options Strike @ EUR 22.000 on Natural Gas September 2023 Futures (1)	08/2023	63	(65)	50	22	0
Put Options Strike @ EUR 25.000 on Natural Gas August 2023 Futures (1)	07/2023	3	(3)	6	1	0
Put Options Strike @ EUR 25.000 on Natural Gas December 2023 Futures (1)	11/2023	85	(68)	139	26	0
Put Options Strike @ EUR 25.000 on Natural Gas November 2023 Futures (1)	10/2023	85	(68)	132	28	0
Put Options Strike @ EUR 25.000 on Natural Gas October 2023 Futures (1)	09/2023	85	(143)	64	38	0
Put Options Strike @ EUR 25.000 on Natural Gas September 2023 Futures (1)	08/2023	3	(5)	4	2	0
Put Options Strike @ EUR 35.000 on Natural Gas October 2023 Futures (1)	09/2023	2	(9)	4	2	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Put Options Strike @ EUR 38.000 on Natural Gas December 2023 Futures (1)	11/2023	50	(173)	189	46	0
Put Options Strike @ EUR 38.000 on Natural Gas November 2023 Futures (1)	10/2023	50	(176)	174	45	0
Put Options Strike @ EUR 38.000 on Natural Gas October 2023 Futures (1)	09/2023	50	(293)	69	55	0
Put Options Strike @ EUR 40.000 on Natural Gas November 2023 Futures (1)	10/2023	6	(25)	6	6	0
Put Options Strike @ EUR 40.000 on Natural Gas October 2023 Futures (1)	09/2023	6	(40)	(8)	7	0
Put Options Strike @ EUR 44.000 on Natural Gas August 2023 Futures (1)	07/2023	8	(70)	(30)	14	0
Put Options Strike @ EUR 44.000 on Natural Gas September 2023 Futures (1)	08/2023	8	(78)	(39)	11	0
Put Options Strike @ EUR 52.000 on Natural Gas December 2023 Futures (1)	11/2023	15	(136)	22	21	0
Put Options Strike @ EUR 52.000 on Natural Gas November 2023 Futures (1)	10/2023	15	(140)	13	20	0
Put Options Strike @ EUR 52.000 on Natural Gas October 2023 Futures (1)	09/2023	15	(200)	(41)	24	0
Put Options Strike @ EUR 58.000 on Natural Gas August 2023 Futures (1)	07/2023	60	(1,109)	(379)	143	0
Put Options Strike @ EUR 58.000 on Natural Gas September 2023 Futures (1)	08/2023	60	(1,123)	(416)	128	0
Put Options Strike @ USD 25.000 on Brent Crude December 2023 Futures (1)	12/2023	388	(88)	745	0	0
RBOB Gasoline September Futures	08/2023	200	(20,685)	(335)	0	(364)
Silver September Futures	09/2023	59	(6,791)	208	0	(65)
Soybean Meal January Futures	01/2024	115	(4,537)	(180)	0	(190)
Soybean November Futures	11/2024	112	(6,758)	23	17	(2)
Soybean Oil December Futures	12/2023	84	(2,972)	(497)	0	(202)
Soybean Oil January Futures	01/2024	109	(3,819)	(375)	0	(242)
U.S. Treasury 10-Year Note September Futures	09/2023	687	(77,126)	860	0	(97)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	306	(41,683)	(649)	0	(382)
Wheat September Futures	09/2023	166	(5,403)	(74)	137	0
WTI Crude August Futures	07/2023	93	(6,570)	(91)	0	(73)
WTI Crude December Futures	11/2023	145	(10,208)	577	0	(81)
WTI Crude December Futures	11/2024	714	(48,138)	(653)	0	(264)
WTI Crude June Futures	05/2024	1,125	(77,648)	(1,291)	0	(473)
WTI Crude May Futures	04/2024	72	(4,988)	(46)	0	(31)
WTI Crude October Futures	09/2023	159	(11,244)	(430)	0	(108)
WTI Crude September Futures	08/2023	23	(1,628)	38	0	(17)
Zinc September Futures	09/2023	125	(7,466)	148	230	(81)

$16,533	$5,981	$(10,689)

Total Futures Contracts	$26,409	$16,145	$(11,685)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$1	$1	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/21/2023	$8,800	0	(126)	(126)	0	(4)
Receive(2)	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	6,900	147	397	544	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	8,800	178	604	782	1	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/21/2023	8,800	0	127	127	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	09/21/2023	6,900	0	68	68	2	0
Pay	CPURNSA	2.243	Maturity	11/21/2026	39,000	2,165	(6,051)	(3,886)	0	(19)

Total Swap Agreements	$2,490	$(4,980)	$(2,490)	$7	$(26)

(i)	Securities with an aggregate market value of $53,707 and cash of $21,428 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	Future styled option.
(2)	This instrument has a forward starting effective date.
(3)	Unsettled variation margin asset of $35 and liability of $(10) for closed futures is outstanding at period end.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	GBP	398	$503	$0	$(2)
07/2023	NZD	656	398	0	(4)
08/2023	EUR	2,589	2,826	8	(12)
BPS	07/2023	NZD	59	36	0	(1)
07/2023	$249,034	EUR	227,283	0	(1,023)
08/2023	EUR	227,283	$249,384	1,033	0
08/2023	$2,290	EUR	2,092	0	(3)
BRC	07/2023	GBP	319	$400	0	(5)
08/2023	$422	EUR	386	0	0
CBK	07/2023	GBP	309	$390	0	(2)
07/2023	$881	GBP	692	0	(2)
08/2023	CAD	1,866	$1,398	0	(11)
08/2023	EUR	4,813	5,223	1	(41)
08/2023	$2,524	EUR	2,316	18	(10)
12/2023	2,664	2,476	59	0
JPM	07/2023	139	GBP	110	1	0
08/2023	CAD	272	$204	0	(2)
08/2023	EUR	1,027	1,118	1	(6)
08/2023	GBP	110	139	0	(1)
08/2023	$1,025	EUR	945	9	0
MBC	07/2023	GBP	49,698	$61,521	0	(1,594)
07/2023	$15,119	GBP	12,214	392	0
08/2023	EUR	22,822	$25,183	229	0
08/2023	$586	EUR	538	2	0
MYI	07/2023	868	GBP	698	19	0
08/2023	723	EUR	667	6	0
RBC	07/2023	GBP	242	$310	2	0
08/2023	MXN	515	30	0	0
SCX	07/2023	NZD	1,710	1,038	0	(11)
SOG	07/2023	EUR	227,283	244,497	0	(3,514)
TOR	07/2023	GBP	12,176	15,472	9	0
07/2023	$62,808	GBP	49,428	0	(35)
07/2023	1,477	NZD	2,425	11	0
08/2023	GBP	49,428	$62,822	36	0
08/2023	NZD	2,425	1,477	0	(11)
08/2023	$15,475	GBP	12,176	0	(9)

Total Forward Foreign Currency Contracts	$1,836	$(6,299)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(612)

OPTIONS ON INDICES
Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC GOLDLNPM Index	2,500.000	01/24/2024	2	$(90)	$(15)
JPM	Call - OTC GOLDLNPM Index	2,000.000	10/19/2023	7	(327)	(233)
Call - OTC GOLDLNPM Index	2,500.000	01/04/2024	24	(709)	(105)

$(1,126)	$(353)

Total Written Options	$(1,622)	$(965)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	EURMARG3 2H23	$15.072	Maturity	12/31/2023	129,600	$0	$240	$240	$0
Receive	EURMARG3 4Q23	8.600	Maturity	12/31/2023	54,300	(10)	105	95	0
Receive	GASOILCO 1Q24	20.800	Maturity	03/31/2024	30,000	0	(75)	0	(75)
Receive	GASOILCO 3Q23	24.250	Maturity	09/30/2023	9,000	0	(45)	0	(45)
Pay	GASOILCO N23	18.200	Maturity	07/31/2023	9,000	0	(11)	0	(11)
Receive	GOLDLNPM Index	2,027.000	Maturity	01/24/2024	317	0	(14)	0	(14)
Pay	JETCO 1Q24	23.700	Maturity	03/31/2024	30,000	0	106	106	0
Pay	JETCO 3Q23	26.600	Maturity	09/30/2023	9,000	0	51	51	0
Receive	JETCO N23	19.000	Maturity	07/31/2023	9,000	0	23	23	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

GST	Receive	EURMARGIN CAL23		7.940	Maturity	12/31/2023		25,200	0	152	152	0
	Receive	GASOILCO 3Q23		32.650	Maturity	09/30/2023		18,000	0	(240)	0	(240)
	Receive	GASOILCO 4Q23		31.470	Maturity	12/31/2023		18,000	0	(227)	0	(227)
	Pay	JETCO 3Q23		33.020	Maturity	09/30/2023		18,000	0	216	216	0
	Pay	JETCO 4Q23		32.120	Maturity	12/31/2023		18,000	0	211	211	0
JPM	Receive	EURMARG3 4Q23		8.480	Maturity	12/31/2023		39,106	0	73	73	0
	Pay	EURMARG3 4Q23		9.783	Maturity	12/31/2023		89,700	0	(53)	0	(53)
	Receive	EURMARGIN CAL23		8.030	Maturity	12/31/2023		33,600	4	195	199	0
	Receive	GOLDLNPM Index		1,712.000	Maturity	10/19/2023		1,500	0	354	354	0
	Receive	GOLDLNPM Index		1,946.500	Maturity	01/04/2024		3,600	0	104	104	0
MYC	Receive	EURMARG3 2H23		11.620	Maturity	12/31/2023		26,388	0	41	41	0
	Receive	EURMARGIN CAL23		8.000	Maturity	12/31/2023		23,400	0	140	140	0

									$(6)	$1,346	$2,005	$(665)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
											Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.7 Index			0.500%	Monthly	01/17/2047		$62	$(2)	$2	$0	$0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057		3,100	(139)	138	0	(1)
MYC	CMBX.NA.AAA.7 Index			0.500	Monthly	01/17/2047		50	(1)	1	0	0

									$(142)	$141	$0	$(1)

TOTAL RETURN SWAPS ON COMMODITY INDICES
											Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive(5)	EMSMF Index «	N/A	2.230%	Maturity	12/18/2023	EUR	42,857	$0	$801	$801	$0
	Receive(5)	EMSMF Index «	N/A	2.245%	Maturity	12/18/2023		21,429	0	415	415	0
	Receive(5)	EMSMF Index «	N/A	2.550%	Quarterly	12/18/2023		21,429	0	470	470	0
	Receive(5)	EMSMF Index «	N/A	2.572%	Maturity	12/18/2023		21,429	0	467	467	0
	Receive(5)	EMSMF Index «	N/A	2.875%	Quarterly	12/18/2023		21,429	0	468	468	0
	Receive	BCOMF1NTC Index	271,752	0.120%	Monthly	02/15/2024		$35,007	0	(36)	0	(36)
	Receive	CSIXTR Index	63,911	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		395,944	(388)	(7,759)	0	(8,147)
CIB	Receive	CSIXTR Index	44,510	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		275,751	0	(5,654)	0	(5,654)
	Receive	PIMCODB Index	404,359	0.000%	Monthly	02/15/2024		75,942	0	(782)	0	(782)
FBF	Receive	CSIXTR Index	75,986	5.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		470,753	0	(9,642)	0	(9,642)
GST	Receive	BCOMF1NTC Index	198,480	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		67,947	0	(344)	0	(344)
	Receive	BCOMF1TC Index	44,060	5.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		16,448	0	(345)	0	(345)
	Receive	CMDSKEWLS Index	111,625	0.250%	Monthly	02/15/2024		30,930	0	786	786	0
	Receive	CSIXTR Index	70,995	5.350% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		439,836	0	(9,015)	0	(9,015)
JPM	Receive(5)	EMSMF Index «	N/A	0.900%	Maturity	12/28/2023		105,200	0	2,639	2,639	0
	Receive	JMABFNJ2 Index	90,192	0.000%	Monthly	12/29/2023		9,282	0	0	0	0
	Pay	BCOMTR Index	2,100,289	5.100% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/16/2024		484,698	0	9,641	9,641	0
	Receive	BCOMF1TC Index	2,442,024	5.330% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		476,808	0	(9,999)	0	(9,999)
	Receive	CSIXTR Index	60,757	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		376,407	0	(7,717)	0	(7,717)
	Receive	JMABNIC5 Index	548,368	0.000%	Monthly	02/15/2024		98,218	0	(556)	0	(556)
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/15/2024		1,015	0	(6)	0	(6)
MAC	Receive	PIMCODB Index	4,500	0.160%	Monthly	09/15/2023		702	0	(7)	0	(7)
	Receive	CSIXTR Index	42,062	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024		260,587	0	(5,342)	0	(5,342)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	PIMCODB Index	1,238,131	0.000%	Monthly	02/15/2024	225,143	0	(2,128)	0	(2,128)
MEI	Receive	CSIXTR Index	34,218	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	211,989	0	(4,347)	0	(4,347)
RBC	Receive	CSIXTR Index	58,058	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	359,687	0	(7,375)	0	(7,375)
SOG	Receive	CSIXTR Index	89,569	5.330% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	554,906	0	(11,368)	0	(11,368)

$(388)	$(66,735)	$15,687	$(82,810)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	Copper June Futures(6)	9.151%	Maturity	09/06/2023	$2,193	$0	$107	$107	$0
Pay	Copper June Futures(6)	9.641	Maturity	09/06/2023	1,741	0	95	95	0
GST	Pay	GOLDLNPM Index(6)	4.162	Maturity	01/30/2024	5,268	0	100	100	0
JPM	Pay	GOLDLNPM Index(6)	6.970	Maturity	08/02/2024	4,105	0	165	165	0
Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	162,405	0	4,252	4,252	0

$0	$4,719	$4,719	$0

Total Swap Agreements	$(536)	$(60,529)	$22,411	$(83,476)

(k)

Securities with an aggregate market value of $100,977 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$136,241	$0	$136,241
Industrials	0	188	0	188
Utilities	0	305	0	305
U.S. Government Agencies	0	243,170	0	243,170
U.S. Treasury Obligations	0	247,654	0	247,654
Non-Agency Mortgage-Backed Securities	0	179,893	532	180,425
Asset-Backed Securities	0	558,287	165	558,452
Sovereign Issues	0	1,614	0	1,614
Common Stocks
Financials	117	0	0	117
Commodities	0	404,326	0	404,326
Short-Term Instruments
Commercial Paper	845	50,387	0	51,232
Repurchase Agreements	0	2,989,391	0	2,989,391
U.S. Treasury Bills	0	170,260	0	170,260

$962	$4,981,716	$697	$4,983,375
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$140,478	$0	$0	$140,478

Total Investments	$141,440	$4,981,716	$697	$5,123,853

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,228)	$0	$(13,228)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16,050	102	0	16,152
Over the counter	0	18,987	5,260	24,247

	$16,050	$19,089	$5,260	$40,399
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13,105)	(505)	0	(13,610)
Over the counter	0	(90,740)	0	(90,740)

	$(13,105)	$(91,245)	$0	$(104,350)

Total Financial Derivative Instruments	$2,945	$(72,156)	$5,260	$(63,951)

Totals	$144,385	$4,896,332	$5,957	$5,046,674

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.6% ¤
CORPORATE BONDS & NOTES 2.9%
BANKING & FINANCE 2.9%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$532	$449
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(e)(f)	EUR	400	433
Credit Suisse AG 5.464% (SOFRRATE + 0.390%) due 02/02/2024 ~		$900	893
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	717	79
1.000% due 10/01/2050		123,130	12,998
1.000% due 10/01/2053		676	66
1.500% due 10/01/2053		9,886	1,063
2.000% due 10/01/2053		10,319	1,180
2.500% due 10/01/2047		10	1
Nissan Motor Acceptance Co. LLC 3.875% due 09/21/2023		$100	99
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	266	29
1.000% due 10/01/2050		348,707	36,835
1.000% due 10/01/2053		84	9
1.500% due 10/01/2053		107,608	11,270
2.000% due 10/01/2053		5,097	584
2.500% due 10/01/2047		2	0
Nykredit Realkredit AS
0.500% due 10/01/2043		3,034	335
1.000% due 10/01/2050		98,582	10,376
1.000% due 10/01/2053		19	2
1.500% due 10/01/2053		341,036	36,257
2.000% due 10/01/2053		61,686	6,675
2.500% due 10/01/2047		9	1
Realkredit Danmark AS
1.000% due 10/01/2050		33,994	3,582
1.000% due 10/01/2053		19,260	2,007
1.500% due 10/01/2053		154,350	16,010
2.000% due 10/01/2053		19,874	2,153
2.500% due 04/01/2047		8	1
UBS Group AG
0.650% due 01/14/2028 •	EUR	400	375
4.177% (EUR003M + 1.000%) due 01/16/2026 ~		400	430
6.373% due 07/15/2026 •		$250	248
7.750% due 03/01/2029 •	EUR	400	484
UniCredit SpA 7.830% due 12/04/2023		$14,500	14,587

			159,511

INDUSTRIALS 0.0%
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		1,032	1,031
VMware, Inc. 3.900% due 08/21/2027		900	854

			1,885

UTILITIES 0.0%
Eversource Energy 2.900% due 10/01/2024		200	193

Total Corporate Bonds & Notes (Cost $217,839)			161,589

U.S. GOVERNMENT AGENCIES 6.3%
Fannie Mae
5.103% due 03/25/2036 •		36	35
5.595% due 02/25/2037 •		246	240
5.850% due 05/01/2035 •		3	3
Fannie Mae, TBA 6.500% due 07/01/2053		38,300	39,108
Freddie Mac
4.301% due 01/01/2034 •		39	38
4.885% due 06/01/2033 •		58	57

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

Ginnie Mae 3.858% due 08/20/2068 •	5,048	4,916
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2053	1,000	882
4.000% due 08/01/2053	245,489	230,597
4.500% due 08/01/2053	51,500	49,541
5.500% due 08/01/2053	21,700	21,593

Total U.S. Government Agencies (Cost $348,962)		347,010

U.S. TREASURY OBLIGATIONS 63.8%
U.S. Treasury Bonds
3.000% due 05/15/2045	1,370	1,158
U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2024 (j)	15,896	15,334
0.125% due 04/15/2025	165,377	157,345
0.125% due 10/15/2025	505,939	479,742
0.125% due 04/15/2026	280,157	262,755
0.125% due 07/15/2026 (j)(l)	70,410	66,154
0.125% due 10/15/2026 (h)	722,274	675,390
0.125% due 04/15/2027 (j)(l)	5,802	5,372
0.125% due 07/15/2030 (l)	15,442	13,855
0.125% due 07/15/2031 (l)	2,241	1,989
0.125% due 01/15/2032 (l)	12,586	11,086
0.250% due 01/15/2025	66,601	63,853
0.250% due 07/15/2029 (l)	4,171	3,811
0.250% due 02/15/2050 (l)	590	413
0.375% due 07/15/2025	312,200	298,811
0.375% due 07/15/2025 (h)(j)	42,602	40,775
0.375% due 01/15/2027	161,516	151,589
0.500% due 01/15/2028	191,513	179,193
0.625% due 01/15/2026 (j)	34,832	33,219
0.625% due 02/15/2043 (l)	554	455
0.750% due 07/15/2028	161,572	153,161
0.750% due 02/15/2042 (l)	4,834	4,111
0.750% due 02/15/2045 (l)	1,288	1,066
0.875% due 01/15/2029	44,460	42,100
0.875% due 02/15/2047 (l)	628	528
1.000% due 02/15/2046 (l)	8,323	7,228
1.125% due 01/15/2033	53,981	51,752
1.375% due 02/15/2044 (l)	8,461	7,978
1.375% due 02/15/2044	2,838	2,676
1.625% due 10/15/2027 (l)	551,311	543,378
1.750% due 01/15/2028 (j)	57,824	57,172
2.125% due 02/15/2040 (l)	3,790	4,070
2.125% due 02/15/2041 (l)	3,221	3,459
2.375% due 01/15/2025	117,125	115,915
2.500% due 01/15/2029 (j)	52,298	53,878
3.875% due 04/15/2029	15,043	16,625

Total U.S. Treasury Obligations (Cost $3,809,117)		3,527,396

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Adjustable Rate Mortgage Trust
4.395% due 09/25/2035 ^~	238	204
4.601% due 10/25/2035 ^~	140	133
Alliance Bancorp Trust 5.630% due 07/25/2037 •	1,551	1,325
American Home Mortgage Assets Trust
4.896% due 11/25/2046 •	4,634	1,430
5.340% due 05/25/2046 ^•	85	71
BAMLL Commercial Mortgage Securities Trust 6.243% due 09/15/2038 •	3,100	2,830
Banc of America Funding Trust
3.826% due 01/20/2047 ~	3,278	2,798
3.969% due 05/20/2036 ^«~	109	95
4.381% due 05/25/2035 ~	11	11
4.416% due 01/20/2047 ^~	74	69
5.737% due 05/20/2035 ^•	62	53
Banc of America Mortgage Trust
3.902% due 11/25/2035 ^«~	135	118
4.370% due 07/25/2035 ^~	133	122
BCAP LLC Trust
3.797% due 04/26/2036 ~	613	524
5.490% due 01/25/2037 ^•	561	517
Bear Stearns Adjustable Rate Mortgage Trust
4.222% due 07/25/2036 ^~	301	266
4.524% due 02/25/2036 ^~	99	89
4.586% due 10/25/2035 ~	182	174
4.715% due 05/25/2033 «~	11	10
6.250% due 07/25/2034 «~	21	19
Bear Stearns ALT-A Trust
3.839% due 09/25/2047 ^~	2,726	1,407
4.202% due 09/25/2035 ^~	161	100
5.329% due 09/25/2034 «~	66	63
5.470% due 02/25/2034 •	296	264

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

BSST Mortgage Trust 6.447% due 02/15/2037 •		2,200	1,991
Chase Mortgage Finance Trust
3.700% due 09/25/2036 ^~		365	304
3.883% due 12/25/2035 ^~		129	118
4.086% due 03/25/2037 ^~		461	430
CIM Trust
1.951% due 06/25/2057 ~		3,052	2,680
6.138% due 02/25/2049 •		116	111
Citigroup Mortgage Loan Trust
3.677% due 12/25/2035 ^~		200	126
6.380% due 03/25/2036 ^•		22	21
6.430% due 09/25/2035 •		18	18
6.980% due 05/25/2035 •		25	24
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^		145	125
Countrywide Alternative Loan Trust
3.830% due 11/25/2035 ^~		159	137
4.976% due 12/25/2035 •		194	164
5.000% due 07/25/2035		722	433
5.337% due 02/20/2047 ^•		2,482	1,936
5.352% due 12/20/2046 ^•		192	161
5.500% due 07/25/2035 «		104	76
5.510% due 05/25/2047 •		811	699
5.570% due 07/25/2046 •		73	65
6.000% due 03/25/2037 ^		179	72
6.170% due 03/25/2037 ^•		188	107
6.500% due 08/25/2032 «		21	20
Countrywide Home Loan Mortgage Pass-Through Trust
2.948% due 10/20/2035 «~		6	6
3.611% due 09/25/2047 ^~		223	196
5.500% due 11/25/2035 ^		54	32
5.500% due 04/25/2038 «		75	70
5.790% due 03/25/2035 •		25	24
6.000% due 04/25/2036		283	153
Credit Suisse Mortgage Capital Certificates
5.300% due 09/29/2036 •		1,113	1,070
5.428% due 10/26/2036 ~		300	254
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		1,353	839
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^		211	176
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.250% due 10/25/2036 ^«•		52	39
Eurosail PLC 4.677% due 10/17/2040 •	EUR	554	605
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		$1,616	699
Great Hall Mortgages PLC
5.152% due 03/18/2039 •	GBP	73	92
5.172% due 06/18/2038 •		43	54
GSR Mortgage Loan Trust
3.957% due 11/25/2035 ^~		$155	90
3.966% due 11/25/2035 ^~		468	390
4.481% due 11/25/2035 ~		90	89
HarborView Mortgage Loan Trust
4.688% due 08/19/2036 ^«~		42	39
5.347% due 09/19/2037 •		50	43
5.597% due 05/19/2035 •		285	261
5.657% due 01/19/2036 •		998	619
HomeBanc Mortgage Trust 5.510% due 12/25/2036 «•		12	12
IndyMac IMSC Mortgage Loan Trust 5.510% due 07/25/2047 •		1,160	807
IndyMac INDX Mortgage Loan Trust
3.499% due 09/25/2035 ^~		152	128
4.009% due 10/25/2034 ~		231	219
4.032% due 06/25/2035 ^«~		63	53
5.530% due 09/25/2046 •		2,220	1,920
5.550% due 11/25/2046 •		241	217
5.710% due 07/25/2035 •		171	124
JP Morgan Alternative Loan Trust 5.610% due 12/25/2036 •		2,516	2,240
JP Morgan Chase Commercial Mortgage Securities Trust 6.643% due 12/15/2031 •		317	283
JP Morgan Mortgage Trust
3.655% due 07/27/2037 ~		168	152
3.921% due 11/25/2035 ^~		103	84
4.151% due 06/25/2035 «~		17	16
4.281% due 08/25/2036 ^~		75	62
4.282% due 06/25/2036 ^~		394	292
4.319% due 07/25/2035 ~		42	40
4.683% due 07/25/2035 «~		6	6
5.365% due 07/25/2034 «~		9	8
Luminent Mortgage Trust 5.550% due 10/25/2046 •		369	329

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

MASTR Adjustable Rate Mortgages Trust 5.630% due 05/25/2037 •		251	110
Merrill Lynch Alternative Note Asset Trust
4.011% due 06/25/2037 ^~		242	140
5.750% due 03/25/2037 •		631	163
Merrill Lynch Mortgage Investors Trust
3.856% due 05/25/2036 «~		47	42
3.980% due 05/25/2034 «~		78	67
4.033% due 09/25/2035 ^~		65	53
4.391% due 06/25/2035 ~		119	113
Merrill Lynch Mortgage-Backed Securities Trust 3.673% due 04/25/2037 ^~		741	661
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		607	560
4.500% due 05/25/2058 ~		71	68
Residential Accredit Loans, Inc. Trust
3.923% due 08/25/2035 ^~		392	151
5.328% due 02/25/2036 ^~		254	207
5.450% due 08/25/2035 •		427	325
5.530% due 12/25/2036 •		749	655
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		756	505
6.500% due 09/25/2036 ^		639	229
6.500% due 06/25/2037		11,740	2,888
Residential Funding Mortgage Securities, Inc. Trust
4.149% due 09/25/2035 ^~		851	551
6.000% due 06/25/2037 ^		452	344
6.500% due 03/25/2032 «		185	175
Sequoia Mortgage Trust
3.271% due 01/20/2047 ^~		268	177
5.846% due 10/19/2026 «•		8	7
Structured Adjustable Rate Mortgage Loan Trust
4.581% due 02/25/2036 ^~		190	119
5.470% due 10/25/2035 •		415	380
Structured Asset Mortgage Investments Trust
5.530% due 06/25/2036 •		80	78
5.570% due 04/25/2036 •		8	7
5.590% due 05/25/2046 •		2,483	864
5.646% due 07/19/2035 •		486	442
Towd Point Mortgage Funding 5.523% due 10/20/2051	GBP	7,512	9,554
Towd Point Mortgage Trust
2.750% due 10/25/2056 ~		$255	252
6.150% due 05/25/2058 •		4,484	4,477
Wachovia Mortgage Loan Trust LLC 3.522% due 08/20/2035 ^~		97	89
WaMu Mortgage Pass-Through Certificates Trust
3.704% due 02/25/2037 ^~		90	75
3.754% due 09/25/2036 ^~		613	526
3.778% due 08/25/2036 ^~		58	53
4.008% due 12/25/2046 •		461	409
4.163% due 09/25/2033 «~		25	22
4.716% due 01/25/2047 ^•		984	883
4.956% due 06/25/2046 •		74	67
4.976% due 08/25/2046 •		197	184
5.176% due 11/25/2042 •		49	46
5.476% due 11/25/2046 •		467	412
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035 «		111	88
Wells Fargo Mortgage-Backed Securities Trust
4.478% due 10/25/2036 ~		4	4
4.692% due 04/25/2036 ~		194	183

Total Non-Agency Mortgage-Backed Securities (Cost $73,302)			62,747

ASSET-BACKED SECURITIES 11.9%
522 Funding CLO Ltd. 6.290% due 10/20/2031 •		4,000	3,946
ACAS CLO Ltd. 6.152% due 10/18/2028 •		2,869	2,851
ACE Securities Corp. Home Equity Loan Trust 5.270% due 10/25/2036 •		19	7
Adagio CLO DAC 3.897% due 10/15/2031 •	EUR	2,500	2,676
Allegro CLO Ltd. 6.425% due 10/16/2031 •		$2,300	2,278
American Money Management Corp. CLO Ltd. 6.130% due 04/17/2029 •		487	487
Anchorage Capital CLO Ltd.
6.310% due 07/15/2030 •		5,156	5,127
6.413% due 07/22/2032 •		1,600	1,578
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •		713	709
Apidos CLO
6.162% due 07/18/2029 •		988	980
6.190% due 07/17/2030 •		445	442

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

Aqueduct European CLO DAC 3.840% due 07/20/2030 •	EUR	6,145	6,618
Arbor Realty Commercial Real Estate Notes Ltd. 6.517% due 01/15/2037 •		$20,250	19,914
Ares European CLO DAC
3.787% due 04/15/2030 •	EUR	2,115	2,263
3.957% due 10/15/2031 •		2,100	2,252
4.050% due 04/20/2032 •		5,200	5,568
Argent Securities Trust
5.450% due 07/25/2036 •		$4,467	3,810
5.470% due 05/25/2036 •		2,425	601
Armada Euro CLO DAC 3.897% due 07/15/2031 •	EUR	6,497	6,936
Asset-Backed Funding Certificates Trust 5.290% due 10/25/2036 •		$3,710	3,388
Atlas Senior Loan Fund Ltd.
6.160% due 11/17/2027 •		530	528
6.350% due 01/15/2031 •		461	455
6.353% due 04/22/2031 •		3,700	3,626
Avoca CLO DAC 3.885% due 01/12/2031 •	EUR	2,448	2,623
Bain Capital Euro CLO DAC 3.940% due 01/20/2032 •		6,661	7,108
Bear Stearns Asset-Backed Securities Trust 6.100% due 10/25/2037 •		$1,548	1,465
Benefit Street Partners CLO Ltd.
6.130% due 07/15/2029 •		899	898
6.340% due 07/15/2032 •		2,150	2,129
BlueMountain Fuji EUR CLO DAC
3.827% due 07/15/2030 •	EUR	392	420
3.897% due 01/15/2031 •		11,035	11,798
BPCRE Holder LLC 7.491% due 01/16/2037 •		$5,600	5,572
Cairn CLO DAC
3.842% due 04/30/2031 •	EUR	4,041	4,321
3.957% due 10/15/2031 •		3,100	3,316
Carbone CLO Ltd. 6.390% due 01/20/2031 •		$2,726	2,707
Carlyle Euro CLO DAC
3.877% due 01/15/2031 •	EUR	9,259	9,891
3.953% due 08/15/2030 •		643	686
Carlyle Global Market Strategies CLO Ltd. 6.353% due 04/22/2032 •		$1,500	1,483
Carlyle Global Market Strategies Euro CLO DAC 4.073% due 11/15/2031 •	EUR	6,100	6,531
Carrington Mortgage Loan Trust
6.370% due 04/20/2032 •		$1,600	1,580
6.500% due 07/20/2030 •		3,262	3,250
Cedar Funding CLO Ltd. 6.360% due 07/17/2031 •		2,400	2,380
Cent CLO Ltd. 6.262% due 07/27/2030 •		2,754	2,724
CIFC Funding Ltd.
6.050% due 01/20/2028 •		181	181
6.200% due 04/20/2030 •		294	291
6.271% due 04/23/2029 •		1,679	1,669
6.440% due 11/16/2030 •		566	563
6.460% due 10/17/2031 •		1,850	1,833
CIT Mortgage Loan Trust
6.500% due 10/25/2037 •		163	162
6.650% due 10/25/2037 •		4,400	4,283
Citigroup Mortgage Loan Trust
5.230% due 01/25/2037 •		41	30
5.330% due 03/25/2037 •		9,498	7,835
5.500% due 03/25/2037 •		5,927	4,889
5.610% due 12/25/2036 •		961	626
5.645% due 10/25/2036 •		7,400	7,091
5.850% due 11/25/2046 •		11,000	8,982
5.855% due 03/25/2037 •		3,200	2,986
Countrywide Asset-Backed Certificates Trust
3.820% due 11/25/2034 •		7,502	6,491
5.290% due 07/25/2037 •		2,966	2,695
5.350% due 09/25/2037 •		1,537	1,335
5.650% due 03/25/2037 •		5,125	4,833
Crestline Denali CLO Ltd.
6.370% due 01/20/2030 •		227	224
6.413% due 10/23/2031 •		10,164	10,037
CVC Cordatus Loan Fund DAC
3.827% due 10/15/2031 •	EUR	8,700	9,315
4.156% due 09/15/2031 •		3,099	3,310
Dryden CLO Ltd.
6.236% due 01/17/2033 •		$1,850	1,825
6.331% due 05/15/2031 •		1,600	1,587
Dryden Euro CLO DAC 4.073% due 05/15/2032	EUR	2,123	2,257

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

Dryden Senior Loan Fund
6.160% due 04/15/2029 •		$3,432	3,410
6.521% due 08/15/2030 •		3,124	3,114
Elevation CLO Ltd. 6.205% due 10/25/2030 •		1,205	1,196
Euro-Galaxy CLO DAC 3.831% due 04/24/2034 •	EUR	5,950	6,323
Fremont Home Loan Trust 5.285% due 10/25/2036 •		$505	445
Galaxy CLO Ltd. 6.230% due 10/15/2030 •		4,286	4,257
Gallatin CLO Ltd. 6.311% due 01/21/2028 •		1,723	1,722
Greywolf CLO Ltd. 6.415% due 01/27/2031 •		1,497	1,483
GSAA Home Equity Trust 5.750% due 03/25/2037 •		525	221
GSAMP Trust
5.520% due 03/25/2047 •		2,500	1,875
5.670% due 02/25/2046 •		1,726	1,586
6.125% due 03/25/2035 ^•		1,123	1,001
Halseypoint CLO Ltd. 6.749% due 11/30/2032 •		2,000	1,983
Harvest CLO DAC
3.817% due 10/15/2031 •	EUR	8,100	8,629
3.880% due 10/20/2031 •		4,800	5,131
4.250% due 06/26/2030 •		9,217	9,855
4.252% due 11/18/2030 •		4,104	4,398
Home Equity Asset Trust 3.883% due 02/25/2036 •		$2,508	2,411
Home Equity Mortgage Loan Asset-Backed Trust 5.370% due 04/25/2037 •		1,685	1,257
HSI Asset Securitization Corp. Trust
5.450% due 07/25/2036 •		7,179	3,213
5.690% due 02/25/2036 •		1,417	1,389
ICG U.S. CLO Ltd. 6.353% due 07/22/2031 •		5,645	5,581
IndyMac INDB Mortgage Loan Trust 5.290% due 07/25/2036 •		3,962	1,241
Invesco Euro CLO DAC 4.097% due 07/15/2032 •	EUR	1,200	1,278
JMP Credit Advisors CLO Ltd. 6.528% due 07/17/2029 •		$337	337
JP Morgan Mortgage Acquisition Trust
5.360% due 10/25/2036 •		94	93
5.430% due 06/25/2037 •		4,500	3,735
5.450% due 07/25/2036 •		12,861	5,757
Jubilee CLO DAC 3.827% due 04/15/2031 •	EUR	800	852
KKR CLO Ltd.
6.202% due 07/18/2030 •		$3,040	3,013
6.210% due 07/15/2030 •		2,087	2,071
Laurelin DAC 3.920% due 10/20/2031	EUR	4,800	5,143
LCM LP
6.135% due 07/19/2027 •		$4,073	4,052
6.390% due 10/15/2031 •		3,500	3,456
LCM Ltd.
6.320% due 01/20/2031 •		2,723	2,697
6.330% due 04/15/2031 •		1,900	1,873
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		2,217	1,593
Lehman XS Trust
4.284% due 06/25/2036 þ		3,009	2,824
5.470% due 05/25/2036 •		1,126	971
LoanCore Issuer Ltd. 6.616% due 01/17/2037 •		7,500	7,380
Madison Park Euro Funding DAC 3.927% due 01/15/2032 •	EUR	4,500	4,808
Madison Park Funding Ltd.
6.103% due 04/22/2027 •		$436	434
6.173% due 07/23/2029 •		2,900	2,875
6.193% due 01/22/2028 •		3,207	3,187
6.225% due 04/25/2029 •		1,073	1,066
6.240% due 04/20/2032 •		1,850	1,826
6.262% due 07/27/2031 •		2,114	2,095
Magnetite Ltd.
6.201% due 11/15/2028 •		720	715
6.240% due 04/15/2031 •		1,572	1,562
Man GLG Euro CLO DAC
4.047% due 01/15/2030 •	EUR	967	1,042
4.216% due 12/15/2031 •		5,295	5,673
Marathon CLO Ltd. 6.410% due 04/15/2029 •		$838	837
Marble Point CLO Ltd. 6.300% due 10/15/2030 •		5,970	5,929

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

MASTR Asset-Backed Securities Trust 5.300% due 10/25/2036 •		1,508	495
MASTR Specialized Loan Trust 5.520% due 01/25/2037 •		19,907	8,092
MF1 Ltd. 6.961% due 11/15/2035 •		2,027	2,008
MidOcean Credit CLO
6.329% due 01/29/2030 •		2,156	2,144
6.385% due 07/19/2028 •		51	51
Morgan Stanley ABS Capital, Inc. Trust 5.210% due 05/25/2037 •		372	323
Morgan Stanley Mortgage Loan Trust
5.870% due 04/25/2037 •		592	174
6.410% due 11/25/2036 þ		1,501	349
Mountain View CLO Ltd. 6.380% due 07/15/2031 •		3,900	3,838
Neuberger Berman CLO Ltd.
6.192% due 10/18/2029 •		1,077	1,068
6.290% due 04/20/2031 •		2,950	2,910
New Century Home Equity Loan Trust 5.915% due 02/25/2035 •		1,292	1,181
NovaStar Mortgage Funding Trust
5.490% due 11/25/2036 •		8,202	2,564
5.855% due 01/25/2036 •		1,342	1,326
OAK Hill European Credit Partners DAC 3.930% due 01/20/2032 •	EUR	3,164	3,379
Oak Hill European Credit Partners DAC 3.940% due 10/20/2031		3,900	4,145
Oaktree CLO Ltd.
6.370% due 10/20/2032 •		$2,500	2,459
6.383% due 04/22/2030 •		2,200	2,166
OCP CLO Ltd. 6.370% due 07/20/2029 •		6,874	6,831
OCP Euro CLO DAC
3.997% due 01/15/2032 •	EUR	20,708	22,306
4.091% due 09/22/2034 •		9,700	10,309
OZLM Ltd.
6.350% due 10/20/2031 •		$400	394
6.410% due 07/20/2032 •		3,700	3,625
6.549% due 10/30/2030 •		1,498	1,492
Palmer Square CLO Ltd. 6.292% due 04/18/2031 •		750	746
Palmer Square European Loan Funding DAC
3.897% due 10/15/2031 •	EUR	8,819	9,432
3.957% due 04/15/2031 •		6,827	7,319
Palmer Square Loan Funding Ltd. 6.060% due 10/15/2029 •		$604	597
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.175% due 12/25/2034 •		3,100	2,846
Popular ABS Mortgage Pass-Through Trust
5.460% due 06/25/2047 ^•		2,211	2,044
6.020% due 02/25/2036 •		4,300	3,876
Rad CLO Ltd. 6.393% due 07/24/2032 •		1,400	1,381
Renaissance Home Equity Loan Trust 6.250% due 09/25/2037 •		13,606	6,003
Residential Asset Securities Corp. Trust
5.450% due 09/25/2036 •		8,703	7,816
5.630% due 08/25/2036 •		711	641
Rockford Tower Europe CLO DAC 4.577% due 12/20/2031 •	EUR	1,688	1,807
Saranac CLO Ltd. 6.684% due 08/13/2031 •		$2,800	2,767
Securitized Asset-Backed Receivables LLC Trust
5.410% due 12/25/2036 •		1,784	1,603
5.590% due 10/25/2036 •		18,868	6,566
5.650% due 05/25/2036 •		4,016	2,161
Sound Point CLO Ltd.
6.263% due 01/23/2029 •		971	971
6.330% due 01/20/2032 •		1,500	1,487
6.370% due 01/21/2031 •		3,039	2,993
Soundview Home Loan Trust 5.270% due 11/25/2036 •		435	126
Starwood Commercial Mortgage Trust 6.296% due 07/15/2038 •		501	497
Stratus CLO Ltd. 6.150% due 12/28/2029 •		1,069	1,057
Structured Asset Investment Loan Trust 5.870% due 04/25/2033 •		1,143	1,119
Symphony CLO Ltd. 6.140% due 04/15/2028 •		402	401
TCI-Symphony CLO Ltd. 6.262% due 10/13/2032 •		6,300	6,230
TCW CLO Ltd. 6.225% due 04/25/2031 •		7,000	6,929

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

THL Credit Wind River CLO Ltd. 6.340% due 04/15/2031 •		3,700	3,655
TIAA CLO Ltd. 6.450% due 07/20/2031 •		2,200	2,173
Toro European CLO DAC 3.995% due 01/12/2032 •	EUR	4,900	5,244
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •		$6,300	6,127
Venture CLO Ltd.
6.140% due 04/15/2027 •		3,092	3,082
6.300% due 07/20/2030 •		3,084	3,055
6.311% due 09/07/2030 •		2,569	2,548
6.320% due 07/15/2031 •		3,694	3,647
6.350% due 01/20/2029 •		1,202	1,194
6.380% due 04/20/2032 •		9,000	8,864
6.459% due 07/30/2032 •		14,700	14,450
Vibrant CLO Ltd.
6.370% due 07/20/2032 •		2,400	2,359
6.460% due 06/20/2029 •		4,278	4,272
VMC Finance LLC 6.967% due 02/18/2039 •		16,275	15,848
Voya CLO Ltd.
6.210% due 04/17/2030 •		3,060	3,037
6.240% due 06/07/2030 •		1,365	1,356
6.248% due 10/15/2030 •		5,220	5,183
6.351% due 07/14/2031 •		2,477	2,449
6.458% due 10/15/2030 •		7,958	7,931
Wellfleet CLO Ltd.
6.140% due 04/20/2029 •		1,503	1,502
6.160% due 04/20/2028 •		508	507
6.420% due 07/20/2032 •		7,700	7,577
Wells Fargo Home Equity Asset-Backed Securities Trust 7.550% due 12/25/2034 •		1,460	1,430
Wind River CLO Ltd. 6.312% due 07/18/2031 •		1,942	1,920

Total Asset-Backed Securities (Cost $694,102)			656,601

SOVEREIGN ISSUES 9.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		199	55
1.500% due 07/09/2035 þ		130	37
15.500% due 10/17/2026	ARS	21,780	9
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	19,947	16,227
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	25,229	26,980
0.100% due 07/25/2031 (d)		50,535	53,616
0.100% due 07/25/2038 (d)		33,539	34,094
0.250% due 07/25/2024 (d)		19,172	20,727
2.100% due 07/25/2023 (d)		46,497	50,681
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		18,147	18,114
1.400% due 05/26/2025 (d)		98,257	106,166
Japan Government International Bond
0.005% due 03/10/2031 (d)	JPY	930,714	6,918
0.100% due 03/10/2028 (d)		6,177,727	45,125
0.100% due 03/10/2029 (d)		10,497,548	77,007
New Zealand Government International Bond 2.000% due 09/20/2025 (d)	NZD	66,000	40,448

Total Sovereign Issues (Cost $554,795)			496,204

		SHARES
PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Banco Santander SA 5.250% due 09/29/2023 •(e)(f)		200,000	209
Bank of America Corp. 5.875% due 03/15/2028 •(e)		3,840,000	3,512

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

Total Preferred Securities (Cost $4,048)		3,721

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 21.5%
COMMERCIAL PAPER 2.0%
AES Corp. 6.050% due 07/03/2023	$250	250
Amcor Flexibles North America, Inc.
5.430% due 07/13/2023	250	249
5.430% due 07/20/2023	650	648
5.450% due 07/10/2023	400	399
American Electric Power Co., Inc.
5.440% due 08/07/2023	400	398
5.440% due 08/08/2023	600	596
5.480% due 08/14/2023	1,100	1,092
Arrow Electronics, Inc. 5.730% due 07/18/2023	500	499
AT&T, Inc. 5.700% due 03/19/2024	16,000	15,317
Bacardi Martini BV
5.750% due 07/12/2023	750	749
5.900% due 07/19/2023	1,350	1,346
Becton Dickinson & Co. 5.390% due 07/10/2023	400	399
Conagra Brands, Inc.
5.600% due 07/20/2023	1,350	1,346
5.750% due 07/05/2023	2,900	2,898
5.750% due 07/06/2023	1,050	1,049
Consolidated Edison Co. of New York, Inc.
5.420% due 07/17/2023	1,450	1,446
5.430% due 07/25/2023	1,750	1,743
Constellation Brands, Inc.
5.580% due 07/18/2023	250	249
5.580% due 07/25/2023	300	299
5.600% due 07/11/2023	275	275
5.610% due 07/11/2023	250	250
Constellation Energy Corp. 5.300% due 07/13/2023	550	549
Crown Castle, Inc.
5.870% due 07/20/2023	500	498
5.890% due 07/05/2023	250	250
CVS Corp. 5.280% due 07/06/2023	750	749
Daimler Truck Finance North America LLC 5.350% due 07/21/2023	1,150	1,146
Dominion Resources, Inc.
5.400% due 07/05/2023	400	400
5.400% due 07/19/2023	300	299
5.430% due 07/31/2023	1,150	1,145
5.440% due 08/09/2023 (a)	500	497
5.450% due 07/26/2023	400	398
5.490% due 07/10/2023	900	899
5.490% due 07/11/2023	250	250
5.520% due 08/18/2023	750	744
Duke Energy Corp.
5.400% due 07/13/2023	250	250
5.400% due 08/08/2023	700	696
Electricite de France SA
5.510% due 08/03/2023	3,450	3,432
5.510% due 08/04/2023	500	497
Enbridge (US), Inc.
5.400% due 07/12/2023	2,200	2,196
5.450% due 07/05/2023	250	250
5.450% due 07/25/2023	750	747
5.450% due 07/26/2023	600	598
5.450% due 07/27/2023 (a)	650	647
5.470% due 07/20/2023	400	399
5.480% due 07/17/2023	850	848
Enel Finance America LLC
5.450% due 07/06/2023	400	400
5.450% due 07/24/2023	1,150	1,146
5.450% due 07/26/2023	500	498
5.450% due 08/07/2023 (a)	500	497
Entergy Corp.
5.430% due 07/17/2023	800	798
5.450% due 07/20/2023	400	399
Global Payments, Inc.
5.930% due 07/21/2023	1,900	1,894
5.930% due 07/26/2023	500	498

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

5.930% due 07/28/2023	3,150	3,136
5.950% due 07/05/2023	350	350
5.950% due 07/14/2023	1,550	1,546
5.950% due 07/17/2023	600	598
Haleon UK Capital PLC
5.500% due 08/07/2023 (a)	1,225	1,218
5.500% due 08/08/2023 (a)	1,675	1,666
5.520% due 07/24/2023	250	249
5.550% due 07/18/2023	250	249
Humana, Inc.
5.400% due 07/11/2023	250	250
5.430% due 07/20/2023	550	548
5.450% due 07/13/2023	300	299
5.450% due 07/17/2023	250	249
5.450% due 07/27/2023	2,500	2,490
5.500% due 08/01/2023	500	497
International Flavors & Fragrances, Inc.
6.000% due 07/05/2023	950	949
6.000% due 07/28/2023	650	647
6.050% due 07/26/2023 (a)	575	573
6.050% due 07/27/2023 (a)	825	822
6.050% due 07/28/2023 (a)	350	349
Keurig Dr Pepper, Inc.
5.250% due 07/05/2023	250	250
5.350% due 07/20/2023	1,000	997
L3Harris Technologies, Inc. 5.530% due 07/17/2023	800	798
Leidos, Inc. 5.900% due 07/10/2023	750	749
LSEGA Financing PLC
5.430% due 07/25/2023	1,325	1,320
5.430% due 07/26/2023	425	423
Marriott International 5.420% due 07/18/2023	400	399
Mondelez International, Inc.
5.370% due 07/25/2023	1,500	1,494
5.430% due 07/13/2023	400	399
NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023	300	299
Northrop Grumman Corp.
5.600% due 08/17/2023	1,000	993
5.600% due 08/22/2023	1,250	1,240
Parker-Hannifin Corp.
5.400% due 07/18/2023	375	374
5.400% due 07/19/2023	375	374
Penske Truck Leasing Co. LP 5.350% due 07/11/2023	750	749
Quanta Services, Inc.
5.900% due 07/07/2023	500	499
5.900% due 07/10/2023	600	599
5.900% due 07/11/2023	625	624
5.900% due 07/12/2023	1,300	1,298
5.900% due 07/13/2023	650	649
5.900% due 07/17/2023	300	299
5.900% due 07/18/2023	1,000	997
Raytheon Technologies Corp. 5.410% due 07/17/2023	800	798
Republic Services, Inc. 5.250% due 07/05/2023	1,300	1,299
S&P Global, Inc. 5.400% due 07/06/2023	1,050	1,049
Targa Resources Corp. 5.950% due 07/20/2023	600	598
Thomson Reuters Corp.
5.450% due 07/05/2023	650	650
5.470% due 07/12/2023	300	299
5.470% due 07/13/2023	600	599
5.470% due 07/18/2023	1,200	1,197
Trane Technologies Financing Ltd. 5.550% due 07/24/2023	1,400	1,395
VW Credit, Inc.
5.400% due 07/21/2023	500	498
5.400% due 07/24/2023	1,300	1,295
5.400% due 07/25/2023	1,250	1,245
5.400% due 07/28/2023	250	249
5.430% due 07/27/2023	4,400	4,382
5.430% due 08/01/2023	250	249
5.440% due 08/02/2023	250	249
Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (a)	1,000	999
5.850% due 07/10/2023 (a)	250	250
6.000% due 07/06/2023	2,950	2,947

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

Waste Management, Inc. 5.400% due 08/09/2023		500	497

			109,263

REPURCHASE AGREEMENTS (g) 10.8%			599,065

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (b)(c)(d)	ARS	453,348	927

U.S. TREASURY BILLS 8.7%
5.199% due 08/10/2023 - 09/14/2023 (a)(b)(c)(j)(l)		$486,764	483,554

Total Short-Term Instruments (Cost $1,192,886)			1,192,809

Total Investments in Securities (Cost $6,895,051)			6,448,077

		SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		1,552,913	15,099

Total Short-Term Instruments (Cost $15,098)			15,099

Total Investments in Affiliates (Cost $15,098)			15,099

Total Investments 116.9% (Cost $6,910,149)			$6,463,176
Financial Derivative Instruments (i)(k) (2.6)%(Cost or Premiums, net $(7,011))			(145,442)
Other Assets and Liabilities, net (14.3)%			(788,628)

Net Assets 100.0%			$5,529,106

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					When-issued security.
(b)					Coupon represents a weighted average yield to maturity.
(c)					Zero coupon security.
(d)					Principal amount of security is adjusted for inflation.
(e)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)					Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.160%	06/30/2023	07/03/2023	$151,900	U.S. Treasury Notes 4.250% due 12/31/2024		$(155,142)	$151,900	$151,965
BRC	5.140	06/29/2023	07/06/2023	96,094	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2024		(96,127)	96,094	96,149
	5.150	06/29/2023	07/05/2023	293,438	U.S. Treasury Inflation Protected Securities 0.500% due 04/15/2024		(293,718)	293,438	293,606
FICC	2.400	06/30/2023	07/03/2023	10,533	U.S. Treasury Notes 4.625% due 06/30/2025		(10,744)	10,533	10,534
SAL	5.100	06/30/2023	07/03/2023	47,100	U.S. Treasury Notes 0.250% due 10/31/2025		(48,047)	47,100	47,120

Total Repurchase Agreements							$(603,778)	$599,065	$599,374

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

NOM				5.200%	05/17/2023	07/17/2023	$(1,017)		$(1,024)
STR				5.200	06/30/2023	07/03/2023	(101,553)		(101,596)

Total Reverse Repurchase Agreements									$(102,620)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA					3.500%	08/01/2053	$2,000	$(1,840)	$(1,824)

U.S. Treasury Obligations (7.1)%
U.S. Treasury Inflation Protected Securities					0.500%	04/15/2024	300,730	(294,405)	(293,800)
U.S. Treasury Inflation Protected Securities					0.625	01/15/2024	97,519	(95,822)	(96,155)

	Total U.S. Treasury Obligations							(390,227)	(389,955)

Total Short Sales (7.1)%								$(392,067)	$(391,779)

(h)					Securities with an aggregate market value of $104,805 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(299,948) at a weighted average interest rate of 5.102%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CMX Gold August 2023 Futures	$1,830.000	07/26/2023	255	26	$(2,182)	$(2,565)
Put - LME Copper December 2023 Futures	7,000.000	12/06/2023	5	0	(21)	(14)
Put - LME Copper December 2023 Futures	7,500.000	12/06/2023	5	0	(34)	(26)
Call - LME Copper December 2023 Futures	10,500.000	12/06/2023	5	0	(42)	(8)
Call - LME Copper December 2023 Futures	11,000.000	12/06/2023	5	0	(30)	(5)
Call - NYMEX Crude Oil August 2023 Futures	79.000	07/17/2023	43	43	(56)	(5)
Call - NYMEX Crude Oil August 2023 Futures	81.000	07/17/2023	24	24	(50)	(2)
Call - NYMEX Crude Oil September 2023 Futures	75.000	08/17/2023	12	12	(18)	(21)
Call - NYMEX Crude Oil September 2023 Futures	76.000	08/17/2023	6	6	(8)	(8)
Call - NYMEX Crude Oil September 2023 Futures	79.000	08/17/2023	40	40	(52)	(31)
Call - NYMEX Crude Oil September 2023 Futures	80.000	08/17/2023	9	9	(10)	(6)

$(2,503)	$(2,691)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$113.000	07/21/2023	835	$835	$(590)	$(929)

Total Written Options	$(3,093)	$(3,620)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent 1st Line vs. Dubai 1st Line August Futures	08/2023	13	$4	$(17)	$0	$0
Brent 1st Line vs. Dubai 1st Line December Futures	12/2023	12	14	(3)	1	0
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	12	2	(18)	0	(2)
Brent 1st Line vs. Dubai 1st Line July Futures	07/2023	22	(3)	(2)	0	0
Brent 1st Line vs. Dubai 1st Line November Futures	11/2023	12	12	(4)	1	0
Brent 1st Line vs. Dubai 1st Line October Futures	10/2023	12	10	(6)	1	0
Brent 1st Line vs. Dubai 1st Line September Futures	09/2023	13	8	(12)	1	0
Brent Crude December Futures	10/2023	62	4,644	120	44	0
Brent Crude December Futures	10/2024	26	1,877	31	14	0
Brent Crude June Futures	04/2024	138	10,144	151	76	0
Brent Crude March Futures	01/2024	91	6,750	114	54	0
Brent Crude October Futures	08/2023	14	1,054	32	11	0
Brent Crude September Futures	07/2023	9	679	20	8	0
California Carbon Allowance December Futures	12/2023	2,983	98,320	11,454	477	0
California Carbon Allowance December Futures	12/2024	18	635	38	4	0
Coal August Futures	08/2023	4	488	137	16	0
Coal July Futures	07/2023	4	499	147	17	0
Coal September Futures	09/2023	4	484	132	16	0
Cocoa December Futures	12/2023	89	2,993	427	78	0
Cocoa September Futures	09/2023	102	3,420	366	94	0
Copper September Futures	09/2023	32	3,008	(38)	48	0
Corn December Futures	12/2024	66	1,639	(90)	0	(37)
Euro-Bund September Futures	09/2023	416	60,710	(418)	45	(427)
Euro-Mill Wheat December Futures	12/2023	167	2,171	14	11	(20)
Euro-Mill Wheat September Futures	09/2023	208	2,619	(280)	23	(28)
European Climate Exchange December Futures	12/2023	104	10,109	(114)	154	0
Gas Oil August Futures	08/2023	25	1,756	63	33	0
Gas Oil December Futures	12/2023	278	19,217	147	389	0
Gas Oil December Futures	12/2024	81	5,413	(70)	93	0
Gas Oil November Futures	11/2023	95	6,622	131	133	0
Gold 100 oz. August Futures	08/2023	303	58,461	(799)	348	0
Hard Red Winter Wheat December Futures	12/2023	180	7,202	(329)	0	(11)
Henry Hub Natural Gas April Futures	03/2024	19	151	(68)	3	0
Henry Hub Natural Gas August Futures	07/2024	19	162	(58)	2	0
Henry Hub Natural Gas December Futures	11/2024	19	199	(21)	2	0
Henry Hub Natural Gas February Futures	01/2024	19	179	(40)	4	0
Henry Hub Natural Gas January Futures	12/2023	19	183	(37)	4	0
Henry Hub Natural Gas July Futures	06/2024	19	160	(60)	2	0
Henry Hub Natural Gas June Futures	05/2024	19	155	(65)	3	0
Henry Hub Natural Gas March Futures	02/2024	19	166	(53)	4	0
Henry Hub Natural Gas May Futures	04/2024	19	150	(69)	3	0
Henry Hub Natural Gas November Futures	10/2024	19	179	(40)	2	0
Henry Hub Natural Gas October Futures	09/2024	19	164	(56)	2	0
Henry Hub Natural Gas September Futures	08/2024	19	160	(59)	2	0
Iron Ore September Futures	09/2023	1,213	13,014	1,265	0	(249)
Lead September Futures	09/2023	12	631	1	1	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

Lean Hogs August Futures	08/2023	167	6,186	128	18	0
Live Cattle February Futures October Futures	10/2023	174	12,497	293	131	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line August Futures	08/2023	9	170	(105)	9	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line December Futures	12/2023	9	164	(110)	12	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line November Futures	11/2023	9	165	(109)	11	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line October Futures	10/2023	9	169	(105)	10	0
Low Sulphur Gasoil 1st Line vs Brent 1st Line September Futures	09/2023	9	170	(104)	9	0
Natural Gas April Futures	03/2025	2	69	(9)	4	0
Natural Gas August Futures	07/2025	2	66	(14)	3	0
Natural Gas December Futures	11/2023	58	2,571	227	111	0
Natural Gas December Futures	11/2025	2	70	(11)	3	0
Natural Gas February Futures	01/2024	4	167	11	8	0
Natural Gas February Futures	01/2025	2	78	5	3	0
Natural Gas January Futures	12/2023	4	179	12	9	0
Natural Gas January Futures	12/2024	2	89	8	3	0
Natural Gas July Futures	06/2025	2	65	(16)	3	0
Natural Gas June Futures	05/2025	2	63	(16)	2	0
Natural Gas March Futures	02/2024	4	175	9	7	0
Natural Gas March Futures	02/2025	2	82	1	3	0
Natural Gas May Futures	04/2025	2	68	(13)	2	0
Natural Gas November Futures	10/2023	61	2,440	(80)	115	0
Natural Gas November Futures	10/2023	27	867	(4)	21	0
Natural Gas November Futures	10/2025	2	66	(12)	3	0
Natural Gas October Futures	09/2023	102	2,904	(539)	77	0
Natural Gas October Futures	09/2023	24	829	(60)	50	0
Natural Gas October Futures	09/2024	139	4,800	(1,009)	65	0
Natural Gas October Futures	09/2025	2	66	(15)	3	0
Natural Gas September Futures	08/2023	680	18,863	1,157	564	0
Natural Gas September Futures	08/2025	2	65	(14)	3	0
RBOB Gasoline December Futures	11/2023	19	1,688	35	27	0
RBOB Gasoline October Futures	09/2023	46	4,285	65	74	0
Soybean January Futures	01/2024	18	1,212	46	65	0
Soybean Meal December Futures	12/2023	690	27,414	343	1,159	0
Soybean November Futures	11/2023	227	15,246	1,281	880	0
Sugar No. 11 March Futures	02/2024	275	7,050	(658)	203	0
U.S. Treasury 5-Year Note September Futures	09/2023	7,961	852,573	(16,115)	0	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	2,025	239,836	(2,656)	601	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	898	122,324	1,259	1,122	0
Wheat December Futures	12/2023	1,255	41,995	(1,755)	0	(957)
WTI Crude August Futures	07/2023	27	1,907	2	21	0
WTI Crude December Futures	11/2025	120	7,760	103	37	0
WTI Crude December Futures	11/2026	45	2,804	16	12	0
WTI Crude February Futures	01/2024	80	5,598	140	39	0
WTI Crude January Futures	12/2023	36	2,527	13	19	0
WTI Crude June Futures	05/2025	167	11,010	138	55	0
WTI Crude June Futures	05/2026	1	63	(1)	0	0
WTI Crude March Futures	02/2024	200	13,952	177	94	0
WTI Crude September Futures	08/2023	2	142	12	2	0
WTI Crude September Futures	08/2024	20	1,363	28	8	0

				$(6,057)	$7,904	$(1,731)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum September Futures	09/2023	313	$(16,804)	$1,032	$1,034	$0
Arabica Coffee December Futures	12/2023	74	(4,387)	456	60	0
Arabica Coffee September Futures	09/2023	67	(3,995)	570	65	0
Australia Government 3-Year Bond September Futures	09/2023	284	(19,984)	115	99	0
Australia Government 10-Year Bond September Futures	09/2023	126	(9,751)	52	117	0
Brent Crude December Futures	10/2025	172	(12,040)	(157)	0	(81)
Brent Crude June Futures	04/2025	145	(10,299)	(131)	0	(72)
Brent Crude June Futures	04/2026	1	(69)	1	0	0
Call Options Strike @ EUR 35.000 on Natural Gas August 2023 Futures (2)	07/2023	13	(73)	(49)	0	(13)
Call Options Strike @ EUR 35.000 on Natural Gas September 2023 Futures (2)	08/2023	13	(100)	(77)	0	(17)
Call Options Strike @ EUR 38.000 on Natural Gas December 2023 Futures (2)	11/2023	15	(254)	(140)	0	(15)
Call Options Strike @ EUR 38.000 on Natural Gas November 2023 Futures (2)	10/2023	15	(205)	(94)	0	(15)
Call Options Strike @ EUR 38.000 on Natural Gas October 2023 Futures (2)	09/2023	15	(143)	(29)	0	(15)
Call Options Strike @ EUR 44.000 on Natural Gas August 2023 Futures (2)	07/2023	4	(13)	8	0	(2)
Call Options Strike @ EUR 44.000 on Natural Gas September 2023 Futures (2)	08/2023	4	(22)	(1)	0	(4)
Call Options Strike @ EUR 50.000 on Natural Gas September 2023 Futures (2)	08/2023	262	(1,134)	102	0	(158)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

Call Options Strike @ EUR 52.000 on Natural Gas December 2023 Futures (2)	11/2023	10	(112)	(8)	1	(7)
Call Options Strike @ EUR 52.000 on Natural Gas November 2023 Futures (2)	10/2023	10	(85)	16	0	(6)
Call Options Strike @ EUR 52.000 on Natural Gas October 2023 Futures (2)	09/2023	10	(56)	48	0	(5)
Call Options Strike @ EUR 58.000 on Natural Gas August 2023 Futures (2)	07/2023	16	(24)	163	2	0
Call Options Strike @ EUR 58.000 on Natural Gas September 2023 Futures (2)	08/2023	16	(53)	128	4	(6)
Call Options Strike @ EUR 70.000 on Natural Gas December 2023 Futures (2)	11/2023	130	(908)	(603)	26	(64)
Call Options Strike @ EUR 70.000 on Natural Gas November 2023 Futures (2)	10/2023	130	(635)	(340)	19	(52)
Call Options Strike @ EUR 70.000 on Natural Gas October 2023 Futures (2)	09/2023	130	(409)	(103)	8	(27)
Call Options Strike @ EUR 80.000 on Natural Gas November 2023 Futures (2)	10/2023	6	(23)	11	1	(2)
Call Options Strike @ EUR 80.000 on Natural Gas October 2023 Futures (2)	09/2023	6	(14)	20	0	(1)
Call Options Strike @ USD 80.000 on Brent Crude October 2023 Futures (2)	08/2023	27	(51)	(12)	0	(5)
Call Options Strike @ USD 80.000 on Brent Crude September 2023 Futures (2)	07/2023	13	(11)	7	0	(2)
Call Options Strike @ USD 81.000 on Brent Crude October 2023 Futures (2)	08/2023	26	(41)	(6)	0	(4)
Call Options Strike @ USD 81.000 on Brent Crude September 2023 Futures (2)	07/2023	28	(18)	7	0	(3)
Call Options Strike @ USD 82.000 on Brent Crude October 2023 Futures (2)	08/2023	12	(16)	(3)	0	(2)
Call Options Strike @ USD 82.000 on Brent Crude September 2023 Futures (2)	07/2023	61	(30)	35	0	(5)
Call Options Strike @ USD 83.000 on Brent Crude September 2023 Futures (2)	07/2023	22	(8)	28	0	(1)
Call Options Strike @ USD 84.000 on Brent Crude September 2023 Futures (2)	07/2023	18	(5)	24	0	(1)
Call Options Strike @ USD 85.000 on Brent Crude September 2023 Futures (2)	07/2023	22	(5)	26	0	(1)
Coal December Futures	12/2023	5	(604)	(85)	0	(21)
Coal Novermber Futures	11/2023	5	(600)	(80)	0	(21)
Coal October Futures	10/2023	5	(600)	(80)	0	(21)
Copper December Futures	12/2023	1	(208)	(4)	0	(4)
Corn December Futures	12/2023	1,055	(26,098)	2,335	1,780	0
Corn September Futures	09/2023	1,000	(24,425)	1,518	1,750	0
Cotton No. 2 December Futures	12/2023	82	(3,295)	(40)	0	(55)
Euro-Bobl September Futures	09/2023	1,272	(160,606)	2,343	694	0
Euro-BTP Italy Government Bond September Futures	09/2023	856	(97,750)	949	234	0
Euro-BTP September Futures	09/2023	124	(15,711)	(129)	126	(4)
Euro-Buxl 30-Year Bond September Futures	09/2023	590	(89,876)	(1,198)	1,030	(489)
Euro-Oat September Futures	09/2023	1,007	(141,091)	1,111	1,077	(77)
Euro-Schatz September Futures	09/2023	9,351	(1,069,870)	8,066	1,786	0
European Climate Exchange December Futures	12/2024	2	(204)	(1)	0	(3)
European Climate Exchange March Futures	03/2024	1	(99)	6	0	(2)
Gas Oil June Futures	06/2024	135	(9,150)	98	0	(175)
Gas Oil March Futures	03/2024	96	(6,586)	185	0	(132)
Gas Oil October Futures	10/2023	240	(16,812)	(369)	0	(324)
Gas Oil September Futures	09/2023	1	(70)	(2)	0	(1)
Gold 100 oz. December Futures	12/2023	47	(9,250)	101	0	(55)
Hard Red Winter Wheat September Futures	09/2023	125	(5,000)	149	0	0
Henry Hub Natural Gas April Futures	03/2025	19	(169)	37	0	(2)
Henry Hub Natural Gas August Futures	07/2025	19	(180)	26	0	(1)
Henry Hub Natural Gas December Futures	11/2025	19	(214)	(8)	0	(1)
Henry Hub Natural Gas February Futures	01/2025	19	(207)	(1)	0	(1)
Henry Hub Natural Gas January Futures	12/2024	19	(212)	(6)	0	(1)
Henry Hub Natural Gas July Futures	06/2025	19	(178)	28	0	(1)
Henry Hub Natural Gas June Futures	05/2025	19	(173)	33	0	(1)
Henry Hub Natural Gas March Futures	02/2025	19	(189)	17	0	(1)
Henry Hub Natural Gas May Futures	04/2025	19	(167)	39	0	(2)
Henry Hub Natural Gas November Futures	10/2025	19	(197)	9	0	(1)
Henry Hub Natural Gas October Futures	09/2025	19	(181)	25	0	(1)
Henry Hub Natural Gas September Futures	08/2025	19	(178)	28	0	(1)
Japan Government 10-Year Bond September Futures	09/2023	211	(217,222)	(790)	161	(88)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini August Futures	08/2023	9	(183)	108	0	(6)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini December Futures	12/2023	9	(181)	109	0	(11)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini November Futures	11/2023	9	(180)	111	0	(10)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini October Futures	10/2023	9	(182)	108	0	(9)
Jet CIF NWE Cargoes (Platts) vs Brent 1st Line Mini September Futures	09/2023	9	(182)	108	0	(8)
Lean Hogs October Futures	10/2023	312	(9,781)	48	122	0
Live Cattle February Futures August Futures	08/2023	84	(5,953)	(209)	0	(90)
Natural Gas April Futures	03/2024	3	(122)	(6)	0	(6)
Natural Gas August Futures	07/2023	3	(90)	(11)	0	(7)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

Natural Gas August Futures	07/2024	1	(42)	(5)	0	(2)
Natural Gas December Futures	11/2023	55	(1,992)	93	0	(44)
Natural Gas January Futures	12/2023	137	(5,273)	(121)	0	(112)
Natural Gas January Futures	12/2024	139	(6,208)	920	0	(38)
Natural Gas July Futures	06/2024	1	(42)	(5)	0	(2)
Natural Gas June Futures	05/2024	3	(120)	(3)	0	(4)
Natural Gas May Futures	04/2024	3	(124)	(4)	0	(5)
Natural Gas September Futures	08/2023	77	(2,323)	(159)	0	(177)
Natural Gas September Futures	08/2023	100	(3,650)	(379)	0	(244)
Natural Gas September Futures	08/2024	1	(40)	(4)	0	(2)
New York Harbor ULSD December Futures	11/2023	21	(2,135)	(43)	0	(34)
Newcastle Coal August Futures	08/2023	4	(625)	468	0	(19)
Newcastle Coal July Futures	07/2023	4	(599)	495	0	(14)
Newcastle Coal September Futures	09/2023	4	(631)	462	0	(17)
Nickel September Futures	09/2023	36	(4,430)	166	166	0
Palladium September Futures	09/2023	30	(3,666)	653	16	0
Plantinum October Futures	10/2023	106	(4,840)	213	0	(34)
Put Options Strike @ EUR 22.000 on Natural Gas August 2023 Futures (2)	07/2023	13	(6)	18	2	0
Put Options Strike @ EUR 22.000 on Natural Gas September 2023 Futures (2)	08/2023	13	(13)	10	5	0
Put Options Strike @ EUR 25.000 on Natural Gas December 2023 Futures (2)	11/2023	130	(104)	212	40	0
Put Options Strike @ EUR 25.000 on Natural Gas November 2023 Futures (2)	10/2023	130	(104)	202	43	0
Put Options Strike @ EUR 25.000 on Natural Gas October 2023 Futures (2)	09/2023	130	(219)	97	58	0
Put Options Strike @ EUR 38.000 on Natural Gas December 2023 Futures (2)	11/2023	15	(52)	56	14	0
Put Options Strike @ EUR 38.000 on Natural Gas November 2023 Futures (2)	10/2023	15	(53)	52	14	0
Put Options Strike @ EUR 38.000 on Natural Gas October 2023 Futures (2)	09/2023	15	(88)	20	16	0
Put Options Strike @ EUR 40.000 on Natural Gas November 2023 Futures (2)	10/2023	6	(25)	6	6	0
Put Options Strike @ EUR 40.000 on Natural Gas October 2023 Futures (2)	09/2023	6	(40)	(8)	7	0
Put Options Strike @ EUR 44.000 on Natural Gas August 2023 Futures (2)	07/2023	4	(35)	(15)	7	0
Put Options Strike @ EUR 44.000 on Natural Gas September 2023 Futures (2)	08/2023	4	(39)	(20)	5	0
Put Options Strike @ EUR 52.000 on Natural Gas December 2023 Futures (2)	11/2023	10	(91)	15	14	0
Put Options Strike @ EUR 52.000 on Natural Gas November 2023 Futures (2)	10/2023	10	(93)	9	14	0
Put Options Strike @ EUR 52.000 on Natural Gas October 2023 Futures (2)	09/2023	10	(133)	(27)	16	0
Put Options Strike @ EUR 58.000 on Natural Gas August 2023 Futures (2)	07/2023	16	(296)	(101)	38	0
Put Options Strike @ EUR 58.000 on Natural Gas September 2023 Futures (2)	08/2023	16	(300)	(111)	34	0
RBOB Gasoline September Futures	08/2023	50	(5,171)	(84)	0	(91)
Silver September Futures	09/2023	52	(5,985)	183	0	(58)
Soybean Meal January Futures	01/2024	101	(3,984)	(165)	0	(167)
Soybean November Futures	11/2024	28	(1,689)	5	4	(1)
Soybean Oil December Futures	12/2023	74	(2,618)	(428)	0	(178)
Soybean Oil January Futures	01/2024	96	(3,364)	(339)	0	(213)
U.S. Treasury 2-Year Note September Futures	09/2023	7,099	(1,443,537)	16,441	222	0
U.S. Treasury 10-Year Note September Futures	09/2023	4,963	(557,174)	8,571	0	(698)
U.S. Treasury Long-Term Bond September Futures	09/2023	3,994	(506,864)	661	0	(2,995)
Wheat September Futures	09/2023	147	(4,785)	(45)	121	0
WTI Crude August Futures	07/2023	20	(1,413)	(7)	0	(16)
WTI Crude December Futures	11/2023	32	(2,253)	127	0	(18)
WTI Crude December Futures	11/2024	184	(12,405)	(197)	0	(68)
WTI Crude June Futures	05/2024	284	(19,602)	(327)	0	(119)
WTI Crude May Futures	04/2024	18	(1,247)	(11)	0	(8)
WTI Crude October Futures	09/2023	40	(2,829)	(108)	0	(27)
WTI Crude September Futures	08/2023	4	(283)	(8)	0	(3)
Zinc September Futures	09/2023	112	(6,690)	115	192	(76)

$43,318	$11,250	$(7,703)

Total Futures Contracts	$37,261	$19,154	$(9,434)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.276%	$2,400	$(133)	$142	$9	$0	$0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	2,495,000	$(45)	$3	$(42)	$6	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		568,470	(11)	6	(5)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		12,261,000	243	(515)	(272)	76	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/21/2023		$8,200	0	(117)	(117)	0	(3)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		66,500	(274)	399	125	2	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		5,100	207	195	402	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		7,300	292	356	648	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		900	48	47	95	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		50,400	(7)	4,826	4,819	0	(27)
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		27,000	(6)	2,576	2,570	0	(14)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		198,900	(1,540)	(3,575)	(5,115)	560	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		10,400	3	(2,775)	(2,772)	94	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		5,500	2	(1,554)	(1,552)	49	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		88,500	1,835	1,930	3,765	0	(919)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	97,200	0	(2,497)	(2,497)	0	(32)
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/21/2023		$8,200	0	118	118	4	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	09/21/2023		5,100	0	51	51	2	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	3,800	(13)	(171)	(184)	0	(3)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		11,500	(56)	(1,208)	(1,264)	0	(43)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		21,700	(118)	(2,309)	(2,427)	0	(81)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		14,800	(112)	(1,544)	(1,656)	0	(55)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		25,200	(92)	(2,368)	(2,460)	0	(94)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		11,200	(42)	(1,052)	(1,094)	0	(41)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		39,900	0	(494)	(494)	0	(234)
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032		29,400	0	(272)	(272)	0	(173)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		160,000	(231)	492	261	0	(1,016)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		8,600	532	3,946	4,478	41	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		8,950	6	4,644	4,650	43	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		17,500	1,090	7,992	9,082	84	0
Receive(7)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		28,200	249	(167)	82	199	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		14,300	7	510	517	0	(15)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		12,300	0	357	357	0	(13)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		12,400	137	486	623	0	(9)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		32,100	(232)	(7,153)	(7,385)	71	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		19,100	97	895	992	0	(13)
Receive	CPTFEMU	2.570	Maturity	06/15/2032		45,400	0	1,754	1,754	0	(45)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		12,300	(120)	397	277	0	(11)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		9,900	0	479	479	0	(13)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		5,200	(7)	988	981	3	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		23,120	27	(1,763)	(1,736)	9	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	(615)	(608)	7	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		4,100	2	(544)	(542)	2	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		11,000	(196)	(1,219)	(1,415)	5	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		3,000	4	(388)	(384)	0	(1)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		3,330	0	(549)	(549)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		9,000	0	(512)	(512)	1	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

Pay	CPTFEMU	2.680	Maturity	04/15/2053	11,200	9	(163)	(154)	0	(16)
Pay	CPTFEMU	2.700	Maturity	04/15/2053	5,100	34	(69)	(35)	0	(7)
Receive	CPURNSA	2.419	Maturity	03/05/2026	$8,100	0	758	758	8	0
Receive	CPURNSA	2.768	Maturity	05/13/2026	24,600	0	1,795	1,795	29	0
Receive	CPURNSA	2.813	Maturity	05/14/2026	9,800	0	692	692	12	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	9,590	2	718	720	12	0
Receive	CPURNSA	2.690	Maturity	06/01/2026	10,400	0	779	779	12	0
Receive	CPURNSA	1.794	Maturity	08/24/2027	90,200	0	13,053	13,053	47	0
Receive	CPURNSA	1.798	Maturity	08/25/2027	21,700	0	3,132	3,132	11	0
Receive	CPURNSA	1.890	Maturity	08/27/2027	40,100	0	5,531	5,531	21	0
Pay	CPURNSA	2.335	Maturity	02/05/2028	32,120	70	(2,954)	(2,884)	0	0
Pay	CPURNSA	2.352	Maturity	05/09/2028	10,270	0	(893)	(893)	0	(10)
Pay	CPURNSA	2.360	Maturity	05/09/2028	15,460	0	(1,333)	(1,333)	0	(15)
Pay	CPURNSA	2.364	Maturity	05/10/2028	15,760	0	(1,354)	(1,354)	0	(15)
Pay	CPURNSA	2.165	Maturity	04/16/2029	14,300	0	(1,630)	(1,630)	0	(12)
Pay	CPURNSA	1.954	Maturity	06/03/2029	32,350	0	(4,297)	(4,297)	0	(38)
Pay	CPURNSA	1.998	Maturity	07/25/2029	95,800	21	(12,156)	(12,135)	0	(67)
Receive	CPURNSA	2.311	Maturity	02/24/2031	34,100	0	3,680	3,680	16	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	10,510	(2)	1,004	1,002	0	(7)
Pay	FRCPXTOB	1.618	Maturity	07/15/2028	8,760	0	(1,009)	(1,009)	18	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	5,600	16	(1,064)	(1,048)	27	0

$1,836	$4,306	$6,142	$1,474	$(3,045)

Total Swap Agreements	$1,703	$4,448	$6,151	$1,474	$(3,045)

(j)

Securities with an aggregate market value of $102,670 and cash of $12,452 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

(1)	Unsettled variation margin asset of $27 and liability of $(4) for closed futures is outstanding at period end.
(2)	Future styled option.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	AUD	1,238	$813	$0	$(12)
08/2023	$207	AUD	312	1	0
BOA	07/2023	AUD	8,618	$5,622	0	(119)
07/2023	CAD	22,115	16,253	0	(441)
07/2023	DKK	275,545	39,790	0	(592)
07/2023	EUR	1,030	1,114	0	(10)
07/2023	GBP	367	464	0	(2)
07/2023	JPY	445,400	3,202	116	0
07/2023	MXN	588,284	31,955	0	(2,328)
07/2023	NZD	19,567	11,872	0	(137)
07/2023	$67,743	DKK	460,597	0	(241)
08/2023	DKK	459,828	$67,743	243	0
09/2023	KRW	57,341	45	2	0
09/2023	TWD	2,768	91	2	0
BPS	07/2023	AUD	223	148	0	(1)
07/2023	EUR	11,658	12,716	5	(10)
07/2023	JPY	14,800,113	106,526	3,957	0
07/2023	$1,183	AUD	1,776	0	0
07/2023	3,095	DKK	21,485	53	0
07/2023	485,382	EUR	442,997	2	(1,986)
07/2023	3,884	NZD	6,373	27	0
08/2023	EUR	440,876	$483,746	2,003	0
08/2023	TWD	1,386	45	1	0
08/2023	$148	AUD	223	1	0
BRC	07/2023	GBP	328	$411	0	(6)
07/2023	NZD	461	277	0	(6)
07/2023	$6,604	NZD	10,860	61	0
08/2023	NZD	10,860	$6,603	0	(61)
09/2023	ILS	66	19	1	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

CBK	07/2023	AUD	3,218	2,100	0	(44)
07/2023	DKK	978	140	0	(3)
07/2023	EUR	9,258	9,940	0	(162)
07/2023	GBP	281	355	0	(2)
07/2023	$26,905	AUD	40,217	0	(114)
07/2023	5,527	EUR	5,072	16	(8)
07/2023	774	GBP	608	0	(2)
07/2023	1,065	JPY	152,400	0	(9)
08/2023	NOK	759	$73	2	0
08/2023	TWD	1,334	44	1	0
08/2023	$23	AUD	35	0	0
CLY	07/2023	DKK	809,783	$116,887	0	(1,789)
08/2023	NOK	861	82	2	0
GLM	07/2023	$4,954	DKK	34,345	79	0
JPM	07/2023	AUD	7,161	$4,682	0	(89)
07/2023	MXN	180	10	0	0
07/2023	SGD	139	105	2	0
07/2023	$7,500	DKK	51,375	42	(13)
07/2023	54,696	EUR	50,092	0	(35)
07/2023	116	GBP	92	1	0
07/2023	35,941	JPY	5,139,899	0	(320)
07/2023	26,937	MXN	473,758	693	0
07/2023	33,551	NZD	55,056	236	0
08/2023	EUR	50,092	$54,772	37	0
08/2023	GBP	92	116	0	(1)
08/2023	JPY	5,118,058	35,941	322	0
08/2023	NZD	55,056	33,548	0	(235)
09/2023	ILS	64	18	1	0
09/2023	PEN	8,593	2,334	0	(21)
MBC	07/2023	EUR	1,816	1,953	0	(29)
07/2023	GBP	14,628	18,107	0	(470)
07/2023	SGD	4	3	0	0
07/2023	$11,431	EUR	10,614	162	(11)
07/2023	5,886	GBP	4,755	153	0
08/2023	1,933	EUR	1,780	12	0
09/2023	KRW	106,292	$83	2	0
MYI	07/2023	NZD	1,299	786	0	(11)
07/2023	$57,844	DKK	394,570	0	(18)
07/2023	575	GBP	463	13	0
08/2023	DKK	393,912	$57,844	20	0
08/2023	TWD	1,491	49	1	0
09/2023	KRW	119,455	93	2	0
RBC	07/2023	GBP	228	292	2	0
07/2023	MXN	596	31	0	(4)
08/2023	$8,788	MXN	152,303	38	0
SCX	07/2023	AUD	10,566	$6,909	0	(129)
07/2023	NZD	50,961	30,941	0	(333)
08/2023	$304	AUD	458	1	0
09/2023	TWD	2,313	$76	1	0
SOG	07/2023	AUD	6,119	4,004	0	(73)
07/2023	EUR	485,568	522,345	0	(7,507)
TOR	07/2023	AUD	3,802	2,490	0	(42)
07/2023	GBP	4,714	5,990	3	0
07/2023	$16,715	CAD	22,117	7	(27)
07/2023	18,588	GBP	14,628	0	(10)
07/2023	69,115	JPY	9,952,523	0	(141)
08/2023	CAD	22,108	$16,715	27	(7)
08/2023	GBP	14,628	18,592	11	0
08/2023	JPY	9,910,315	69,115	144	0
08/2023	$373	AUD	564	3	0
08/2023	5,991	GBP	4,714	0	(3)
UAG	07/2023	AUD	1,013	$665	0	(10)
08/2023	$180	AUD	272	1	0
09/2023	ILS	55	$15	0	0

Total Forward Foreign Currency Contracts	$8,512	$(17,624)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	20,100	$1,247	$4,410
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	41,300	2,594	8,717

Total Purchased Options	$3,841	$13,127

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,429)	$(1,765)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	25,800	(179)	0

$(1,608)	$(1,765)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	137,200	$(389)	$(159)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	98,800	(1,245)	(7,288)
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.420	09/21/2023	333,700	(1,899)	(1,427)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/12/2023	191,500	(536)	(221)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	201,300	(2,657)	(15,260)

$(6,726)	$(24,355)

OPTIONS ON INDICES
Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC GOLDLNPM Index	2,500.000	01/24/2024	2	$(72)	$(12)
JPM	Call - OTC GOLDLNPM Index	2,000.000	10/19/2023	32	(1,518)	(1,083)
Call - OTC GOLDLNPM Index	2,500.000	01/04/2024	6	(177)	(26)

$(1,767)	$(1,121)

Total Written Options	$(10,101)	$(27,241)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	EURMARG3 2H23	$15.072	Maturity	12/31/2023	34,200	$0	$63	$63	$0
Receive	EURMARG3 4Q23	8.600	Maturity	12/31/2023	14,100	(3)	28	25	0
Receive	GASOILCO 1Q24	20.800	Maturity	03/31/2024	9,000	0	(23)	0	(23)
Receive	GASOILCO 3Q23	24.250	Maturity	09/30/2023	2,100	0	(10)	0	(10)
Pay	GASOILCO N23	18.200	Maturity	07/31/2023	2,700	0	(3)	0	(3)
Receive	GOLDLNPM Index	2,027.000	Maturity	01/24/2024	251	0	(11)	0	(11)
Pay	JETCO 1Q24	23.700	Maturity	03/31/2024	9,000	0	32	32	0
Pay	JETCO 3Q23	26.600	Maturity	09/30/2023	2,100	0	12	12	0
Receive	JETCO N23	19.000	Maturity	07/31/2023	2,700	0	7	7	0
GST	Receive	EURMARGIN CAL23	7.940	Maturity	12/31/2023	10,200	0	61	61	0
Receive	GASOILCO 3Q23	32.650	Maturity	09/30/2023	6,000	0	(80)	0	(80)
Receive	GASOILCO 4Q23	31.470	Maturity	12/31/2023	6,000	0	(76)	0	(76)
Pay	JETCO 3Q23	33.020	Maturity	09/30/2023	6,000	0	72	72	0
Pay	JETCO 4Q23	32.120	Maturity	12/31/2023	6,000	0	70	70	0
JPM	Receive	EURMARG3 4Q23	8.480	Maturity	12/31/2023	4,492	0	8	8	0
Pay	EURMARG3 4Q23	9.783	Maturity	12/31/2023	19,500	0	(11)	0	(11)
Receive	EURMARGIN CAL23	8.030	Maturity	12/31/2023	13,800	2	80	82	0
Receive	GOLDLNPM Index	1,712.000	Maturity	10/19/2023	7,000	0	1,654	1,654	0
Receive	GOLDLNPM Index	1,946.500	Maturity	01/04/2024	900	0	26	26	0
MYC	Receive	EURMARG3 2H23	11.620	Maturity	12/31/2023	6,816	0	11	11	0
Receive	EURMARGIN CAL23	8.000	Maturity	12/31/2023	9,000	0	54	54	0

$(1)	$1,964	$2,177	$(214)

TOTAL RETURN SWAPS ON COMMODITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive(2)	EMSMF Index «	N/A	2.230%	Maturity	12/18/2023	EUR	42,857	$0	$801	$801	$0
Receive(2)	EMSMF Index «	N/A	2.245%	Maturity	12/18/2023	21,429	0	415	415	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

	Receive(2)	EMSMF Index «	N/A	2.550%	Quarterly	12/18/2023	21,429	0	470	470	0
	Receive(2)	EMSMF Index «	N/A	2.572%	Maturity	12/18/2023	21,429	0	467	467	0
	Receive(2)	EMSMF Index «	N/A	2.875%	Quarterly	12/18/2023	21,429	0	468	468	0
	Receive	BCOMF1NTC Index	159,133	0.120%	Monthly	02/15/2024	$20,499	0	(21)	0	(21)
	Receive	BCOMF1TC Index	6,701,094	5.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	675,185	0	(14,151)	0	(14,151)
	Receive	BCOMTR Index	2,711,850	5.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	625,833	0	(12,509)	0	(12,509)
	Receive	BCOMTR1 Index	259,853	5.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	22,925	0	(458)	0	(458)
CBK	Receive	CIXBSTR3 Index	692,892	5.330% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	176,337	0	(3,622)	0	(3,622)
CIB	Receive	PIMCODB Index	1,060,209	0.000%	Monthly	02/15/2024	199,116	0	(2,052)	0	(2,052)
FBF	Receive	BCOMTR Index	922,816	5.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	212,965	0	(4,255)	0	(4,255)
GST	Receive	BCOMF1NTC Index	12,344	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	4,226	0	(21)	0	(21)
	Receive	BCOMF1TC Index	705,857	5.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	263,508	0	(5,523)	0	(5,523)
	Pay	BCOMTR Index	269,924	5.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	62,292	0	1,245	1,245	0
	Receive	BCOMTR1 Index	708,061	5.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	181,564	0	(3,631)	0	(3,631)
	Receive	BCOMTR2 Index	572,917	5.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	134,724	0	(2,744)	0	(2,744)
	Receive	BCOMF1TC Index	705,858	5.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	263,508	0	(5,523)	0	(5,523)
	Receive	BCOMTR Index	1,709,269	5.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	394,460	0	(7,886)	0	(7,886)
	Receive	BCOMTR1 Index	708,060	5.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	181,564	0	(3,631)	0	(3,631)
	Receive	BCOMTR2 Index	572,918	5.320% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	134,724	0	(2,744)	0	(2,744)
	Receive	CMDSKEWLS Index	124,170	0.250%	Monthly	08/16/2032	34,406	0	874	874	0
JPM	Receive(2)	EMSMF Index «	N/A	0.900%	Maturity	12/28/2023	171,459	0	4,374	4,374	0
	Receive	JMABNIU5 Index	5,678	0.000%	Monthly	02/15/2024	1,015	0	(6)	0	(6)
	Pay	BCOMTR Index	3,877,644	5.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024	894,871	640	17,343	17,983	0
	Pay	JMABNIC5 Index	453,725	0.000%	Monthly	08/15/2024	81,267	0	460	460	0
	Receive	BCOMTR Index	4,818,745	5.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2025	1,112,055	0	(22,233)	0	(22,233)
	Receive	JMABNIC5 Index	1,251,970	0.000%	Monthly	08/15/2025	224,240	0	(1,269)	0	(1,269)
MAC	Receive	BCOMTR1 Index	1,215,042	5.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024	139,093	0	(2,781)	0	(2,781)
	Receive	BCOMTR2 Index	1,791,034	5.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2024	222,753	0	(4,569)	0	(4,569)
	Receive	PIMCODB Index	1,411,791	0.000%	Monthly	08/15/2024	256,722	0	(2,427)	0	(2,427)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

MEI	Receive	BCOMTR Index	868,890	5.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	200,520	0	(4,008)	0	(4,008)
	Receive	BCOMTR1 Index	1,283,780	5.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	244,682	0	(4,892)	0	(4,892)
	Receive	BCOMTR2 Index	658,442	5.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	114,896	0	(2,289)	0	(2,289)
MYC	Receive	BCOMTR Index	132,185	5.290% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/30/2024	30,505	0	(610)	0	(610)
	Receive	BCOMTR1 Index	193,730	5.330% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/30/2024	130,631	0	(2,614)	0	(2,614)
RBC	Receive	RBCAEC0T Index	838,405	5.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/29/2023	65,638	0	(1,335)	0	(1,335)
	Receive	RBCAECR1 Index	303,641	5.290% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/29/2023	33,518	0	(694)	0	(694)
	Receive	RBCAECT0 Index	4,309,621	5.280% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/29/2023	331,178	0	(6,739)	0	(6,739)
SOG	Receive	BCOMTR Index	35,815	5.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	8,265	0	(165)	0	(165)
UAG	Receive	BCOMTR Index	300,310	5.310% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	69,305	0	(1,386)	0	(1,386)

								$640	$(99,871)	$27,557	$(126,788)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.200%	Maturity	07/20/2023	$150,000	$0	$(925)	$0	$(925)
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.210%	Maturity	07/14/2023	48,100	0	(232)	0	(232)
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.370%	Maturity	07/06/2023	100,000	0	(1,002)	0	(1,002)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.240%	Maturity	07/24/2023	2,075,000	0	(30,225)	0	(30,225)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.210% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/23/2024	70,000	0	(472)	0	(472)

								$0	$(32,856)	$0	$(32,856)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	Copper June Futures(3)		9.151%	Maturity	09/06/2023	$580	$0	$28	$28	$0
	Pay	Copper June Futures(3)		9.641	Maturity	09/06/2023	469	0	26	26	0
GST	Pay	GOLDLNPM Index(3)		4.162	Maturity	01/30/2024	1,396	0	27	27	0
JPM	Pay	GOLDLNPM Index(3)		4.709	Maturity	07/12/2023	57,930	0	1,826	1,826	0
	Pay	GOLDLNPM Index(3)		6.970	Maturity	08/02/2024	601	0	24	24	0
	Pay	GOLDLNPM Index(3)		6.325	Maturity	04/10/2026	66,938	0	1,752	1,752	0
MAC	Receive	GOLDLNPM Index(3)		1.796	Maturity	07/12/2023	33,032	0	(327)	0	(327)

								$0	$3,356	$3,683	$(327)

Total Swap Agreements								$639	$(127,407)	$33,417	$(160,185)

(l)

Securities with an aggregate market value of $225,275 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)				Notional Amount represents the number of contracts.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2023 (Unaudited)

(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)		Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$159,511	$0	$159,511
Industrials	0	1,885	0	1,885
Utilities	0	193	0	193
U.S. Government Agencies	0	347,010	0	347,010
U.S. Treasury Obligations	0	3,527,396	0	3,527,396
Non-Agency Mortgage-Backed Securities	0	61,696	1,051	62,747
Asset-Backed Securities	0	656,601	0	656,601
Sovereign Issues	0	496,204	0	496,204
Preferred Securities
Financials	0	3,721	0	3,721
Short-Term Instruments
Commercial Paper	2,884	106,379	0	109,263
Repurchase Agreements	0	599,065	0	599,065
Argentina Treasury Bills	0	927	0	927
U.S. Treasury Bills	0	483,554	0	483,554

	$2,884	$6,444,142	$1,051	$6,448,077
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,099	$0	$0	$15,099

Total Investments	$17,983	$6,444,142	$1,051	$6,463,176

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(1,824)	0	(1,824)
U.S. Treasury Obligations	0	(389,955)	0	(389,955)

	$0	$(391,779)	$0	$(391,779)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	17,209	3,419	0	20,628
Over the counter	0	48,061	6,995	55,056

	$17,209	$51,480	$6,995	$75,684
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8,432)	(7,667)	0	(16,099)
Over the counter	0	(205,050)	0	(205,050)

	$(8,432)	$(212,717)	$0	$(221,149)

Total Financial Derivative Instruments	$8,777	$(161,237)	$6,995	$(145,465)

Totals	$26,760	$5,891,126	$8,046	$5,925,932

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Instant Brands Holdings, Inc.
TBD% (LIBOR03M + 0.000%) due 04/12/2028 ^~(c)		$757	$165
15.217% due 12/12/2023 «		248	229
Intelsat Jackson Holdings SA 9.443% due 02/01/2029		17	17

Total Loan Participations and Assignments (Cost $978)			411

CORPORATE BONDS & NOTES 49.6%
BANKING & FINANCE 21.6%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		2,800	2,692
Alleghany Corp. 3.250% due 08/15/2051		575	412
Allstate Corp. 5.750% due 08/15/2053 •		300	296
American Assets Trust LP 3.375% due 02/01/2031		400	313
American Homes 4 Rent LP 3.375% due 07/15/2051		1,800	1,182
American Tower Corp.
2.700% due 04/15/2031		1,400	1,162
2.950% due 01/15/2051		3,775	2,385
Antares Holdings LP 3.750% due 07/15/2027		250	209
Aviation Capital Group LLC 3.500% due 11/01/2027		1,200	1,061
Bank of America Corp. 5.015% due 07/22/2033 •		4,400	4,307
Barclays PLC 5.746% due 08/09/2033 •		1,300	1,258
BGC Partners, Inc. 4.375% due 12/15/2025		100	92
BNP Paribas SA
3.132% due 01/20/2033 •		1,600	1,314
7.750% due 08/16/2029 •(h)(i)		700	679
Brandywine Operating Partnership LP
3.950% due 11/15/2027		775	615
7.550% due 03/15/2028		600	540
Brookfield Capital Finance LLC 6.087% due 06/14/2033		200	203
Credit Suisse AG 4.713% (EUR003M + 1.230%) due 05/31/2024 ~	EUR	1,300	1,414
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		$1,300	1,237
Equifax, Inc. 5.100% due 06/01/2028		100	99
Equinix, Inc. 3.000% due 07/15/2050		1,500	973
Global Atlantic Fin Co. 3.125% due 06/15/2031		900	678
GLP Capital LP 4.000% due 01/15/2030		2,000	1,735
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		50	46
Grainger PLC 3.000% due 07/03/2030	GBP	600	577
Host Hotels & Resorts LP
2.900% due 12/15/2031		$1,100	866
3.375% due 12/15/2029		200	171
3.500% due 09/15/2030		3,300	2,800
HSBC Holdings PLC
4.600% due 12/17/2030 •(h)(i)		900	687
5.402% due 08/11/2033 •		700	685
Hudson Pacific Properties LP
3.950% due 11/01/2027		900	655
4.650% due 04/01/2029		100	71
5.950% due 02/15/2028		50	40
Intesa Sanpaolo SpA 4.950% due 06/01/2042 •		600	396

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Invitation Homes Operating Partnership LP 2.000% due 08/15/2031		100	77
JPMorgan Chase & Co. 4.912% due 07/25/2033 •		3,400	3,324
Kaisa Group Holdings Ltd. 9.750% due 09/28/2023 ^(c)		500	33
Kilroy Realty LP 4.750% due 12/15/2028		200	176
Mitsubishi UFJ Financial Group, Inc. 5.133% due 07/20/2033 •		1,600	1,570
Morgan Stanley
4.889% due 07/20/2033 •		4,900	4,719
6.342% due 10/18/2033 •		700	745
Nexi SpA 2.125% due 04/30/2029	EUR	1,575	1,437
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		$1,600	1,279
Nomura Holdings, Inc.
1.851% due 07/16/2025		900	824
2.999% due 01/22/2032		1,000	811
SBA Communications Corp. 3.125% due 02/01/2029		1,000	849
Societe Generale SA
3.337% due 01/21/2033 •		1,200	962
6.691% due 01/10/2034 •		1,700	1,732
UBS Group AG
4.988% due 08/05/2033 •		1,400	1,298
6.442% due 08/11/2028 •		900	904
6.537% due 08/12/2033 •		1,300	1,333
VICI Properties LP 3.875% due 02/15/2029		1,950	1,713
Vornado Realty LP 2.150% due 06/01/2026		1,700	1,442
Wells Fargo & Co.
3.526% due 03/24/2028 •		200	187
4.897% due 07/25/2033 •		6,400	6,142
Weyerhaeuser Co.
4.000% due 03/09/2052		3,025	2,419
7.375% due 03/15/2032		142	159
Yango Justice International Ltd.
7.500% due 04/15/2024 ^(c)		700	15
8.250% due 11/25/2023 ^(c)		200	3

			66,003

INDUSTRIALS 24.6%
Adevinta ASA 2.625% due 11/15/2025	EUR	400	420
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$884	851
Altice France SA 5.125% due 07/15/2029		2,150	1,528
American Airlines Pass-Through Trust
3.200% due 12/15/2029		209	188
3.375% due 11/01/2028		180	162
3.700% due 04/01/2028		110	99
Boeing Co.
3.950% due 08/01/2059		2,350	1,738
5.705% due 05/01/2040		800	799
5.805% due 05/01/2050		500	499
5.930% due 05/01/2060		500	496
British Airways Pass-Through Trust 3.300% due 06/15/2034		173	150
Broadcom, Inc.
3.187% due 11/15/2036		15	11
3.469% due 04/15/2034		1,900	1,559
4.150% due 04/15/2032		2,000	1,813
Caesars Entertainment, Inc. 7.000% due 02/15/2030		800	804
Cellnex Finance Co. SA 1.500% due 06/08/2028	EUR	900	841
Centene Corp. 2.450% due 07/15/2028		$2,100	1,797
Charter Communications Operating LLC 3.950% due 06/30/2062		1,200	739
Cheniere Energy Partners LP
4.500% due 10/01/2029		1,800	1,654
5.950% due 06/30/2033		500	502
Chesapeake Energy Corp. 6.750% due 04/15/2029		1,100	1,092
Choice Hotels International, Inc. 3.700% due 01/15/2031		550	465
Comstock Resources, Inc. 6.750% due 03/01/2029		700	641
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		341	336

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		831	492
Continental Resources, Inc. 5.750% due 01/15/2031		1,750	1,664
DAE Funding LLC 1.550% due 08/01/2024		600	570
DCP Midstream Operating LP 3.250% due 02/15/2032		700	594
Diamond Sports Group LLC
5.375% due 08/15/2026 ^(c)		700	24
6.625% due 08/15/2027 ^(c)		1,200	31
Energy Transfer LP 5.000% due 05/15/2044		1,100	929
EnLink Midstream LLC 6.500% due 09/01/2030		200	200
EQM Midstream Partners LP 4.500% due 01/15/2029		250	223
EQT Corp. 5.000% due 01/15/2029		900	848
Esercizi Aeroportuali SEA SpA 3.500% due 10/09/2025	EUR	800	830
Expedia Group, Inc. 3.250% due 02/15/2030		$1,300	1,132
Global Payments, Inc.
5.400% due 08/15/2032		1,800	1,755
5.950% due 08/15/2052		1,700	1,629
HCA, Inc.
3.500% due 09/01/2030		1,000	877
4.625% due 03/15/2052		1,975	1,625
Hyundai Capital America 5.500% due 03/30/2026		300	297
Imperial Brands Finance PLC 6.125% due 07/27/2027		200	201
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	600	588
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$70	64
John Lewis PLC 4.250% due 12/18/2034	GBP	700	555
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	2,100	1,851
Marriott International, Inc. 4.625% due 06/15/2030		$159	152
Mattel, Inc. 3.375% due 04/01/2026		2,500	2,303
Mileage Plus Holdings LLC 6.500% due 06/20/2027		80	80
Moody's Corp. 3.100% due 11/29/2061		1,200	791
MPLX LP 4.950% due 09/01/2032		600	573
MSCI, Inc. 3.625% due 11/01/2031		3,800	3,248
Mundys SpA 1.875% due 02/12/2028	EUR	1,000	933
Newell Brands, Inc. 4.875% due 06/01/2025		$775	748
Northern Star Resources Ltd. 6.125% due 04/11/2033		50	49
NXP BV 3.250% due 05/11/2041		2,300	1,676
Occidental Petroleum Corp. 7.500% due 05/01/2031		1,400	1,531
Philip Morris International, Inc. 5.375% due 02/15/2033		1,100	1,098
PRA Health Sciences, Inc. 2.875% due 07/15/2026		1,000	906
Prosus NV 3.832% due 02/08/2051		700	430
Sands China Ltd.
4.300% due 01/08/2026		200	188
5.900% due 08/08/2028		1,100	1,050
Santos Finance Ltd. 3.649% due 04/29/2031		3,200	2,659
Sealed Air Corp. 1.573% due 10/15/2026		1,300	1,132
Station Casinos LLC
4.500% due 02/15/2028		500	449
4.625% due 12/01/2031		1,800	1,518
Studio City Finance Ltd. 5.000% due 01/15/2029		650	482
Sysco Corp. 3.150% due 12/14/2051		1,100	763
T-Mobile USA, Inc.
3.600% due 11/15/2060		2,300	1,617
5.200% due 01/15/2033		300	298

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.650% due 01/15/2053		100	102
Time Warner Cable Enterprises LLC 8.375% due 07/15/2033		200	220
Transocean Titan Financing Ltd. 8.375% due 02/01/2028		1,100	1,124
Travel & Leisure Co. 6.625% due 07/31/2026		200	199
United Airlines Pass-Through Trust 5.800% due 07/15/2037		600	611
United Airlines, Inc. 4.375% due 04/15/2026		400	380
Valaris Ltd. 8.375% due 04/30/2030		1,100	1,105
Vale Overseas Ltd. 6.875% due 11/10/2039		1,300	1,362
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		4,600	4,023
3.875% due 11/01/2033		1,125	923
4.125% due 08/15/2031		1,300	1,120
Verizon Communications, Inc. 5.050% due 05/09/2033		100	99
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(c)		848	2
Vmed O2 U.K. Financing PLC 3.250% due 01/31/2031	EUR	1,175	1,056
Weatherford International Ltd. 6.500% due 09/15/2028		$1,100	1,106
Weyerhaeuser Co. 4.750% due 05/15/2026		600	590
Wynn Macau Ltd. 5.500% due 10/01/2027		500	446

			75,305

UTILITIES 3.4%
Avangrid, Inc. 3.150% due 12/01/2024		461	442
Black Hills Corp. 1.037% due 08/23/2024		100	95
CenterPoint Energy Houston Electric LLC 4.950% due 04/01/2033		300	300
DTE Energy Co. 2.529% due 10/01/2024 þ		147	141
Duke Energy Corp.
4.500% due 08/15/2032		300	283
5.000% due 08/15/2052		300	275
Duke Energy Florida LLC 5.950% due 11/15/2052		100	109
Edison International 6.950% due 11/15/2029		100	105
Endeavor Energy Resources LP 5.750% due 01/30/2028		850	832
EP Infrastructure AS 1.816% due 03/02/2031	EUR	1,100	844
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		$1,500	937
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028 (a)		900	906
National Grid PLC 5.602% due 06/12/2028		100	100
Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	313
3.150% due 01/01/2026		1,100	1,021
3.950% due 12/01/2047		1,200	819
4.550% due 07/01/2030		400	362
Pennsylvania Electric Co. 5.150% due 03/30/2026		100	99
Southern California Edison Co. 3.650% due 02/01/2050		1,100	820
Southern California Gas Co. 5.200% due 06/01/2033		250	247
Vistra Operations Co. LLC
3.550% due 07/15/2024		700	676
3.700% due 01/30/2027		700	642

			10,368

Total Corporate Bonds & Notes (Cost $163,135)			151,676

U.S. GOVERNMENT AGENCIES 14.8%
Freddie Mac
3.000% due 05/01/2052		197	174
5.992% due 11/25/2055 «~		364	210
Ginnie Mae, TBA
2.000% due 08/01/2053		500	421
2.500% due 08/01/2053		1,100	953

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2053	300	245
2.500% due 08/01/2053	100	85
4.000% due 08/01/2053	28,000	26,301
4.500% due 08/01/2053	14,800	14,237
5.000% due 09/01/2053	2,700	2,647

Total U.S. Government Agencies (Cost $45,494)		45,273

U.S. TREASURY OBLIGATIONS 9.3%
U.S. Treasury Notes
3.625% due 03/31/2028	29,000	28,328

Total U.S. Treasury Obligations (Cost $28,911)		28,328

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
American Home Mortgage Investment Trust 7.369% due 11/25/2045 ^•	34	16
Banc of America Funding Trust
3.720% due 09/20/2047 ^~	368	306
7.000% due 10/25/2037 ^«	139	95
Banc of America Mortgage Trust 3.766% due 10/25/2035 ~	388	345
BCAP LLC Trust
5.590% due 05/25/2047 ^•	108	103
6.000% due 07/26/2037 ~	198	171
Bear Stearns ALT-A Trust 3.744% due 04/25/2037 ~	325	243
Bear Stearns Asset-Backed Securities Trust 5.500% due 12/25/2035 ^«•	255	125
Chase Mortgage Finance Trust 4.374% due 09/25/2036 ^«~	62	53
Citigroup Mortgage Loan Trust 6.000% due 11/25/2036 «	21	20
Countrywide Alternative Loan Trust
5.347% due 09/20/2046 •	87	86
5.450% due 06/25/2035 ^•	276	188
5.500% due 04/25/2035 ^«•	254	192
5.530% due 07/25/2046 ^•	74	72
5.530% due 09/25/2046 ^•	242	226
5.750% due 07/25/2035 ^	96	62
5.770% due 11/25/2035 •	100	91
6.000% due 10/25/2035 ^•	143	99
6.000% due 08/25/2036 ^•	216	134
6.000% due 05/25/2037 ^	599	298
Countrywide Home Loan Mortgage Pass-Through Trust
3.287% due 09/25/2037 ^~	119	107
5.750% due 07/25/2037 ^	87	46
6.000% due 10/25/2034 «	4	4
Credit Suisse Mortgage Capital Certificates 2.796% due 12/29/2037 ~	3,887	2,153
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.000% due 07/25/2036	601	317
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.250% due 08/25/2037 ^•	188	153
5.300% due 02/25/2047 •	1,780	1,088
First Horizon Alternative Mortgage Securities Trust
4.226% due 08/25/2035 ^~	58	50
6.000% due 05/25/2036 ^	6	3
Impac Secured Assets Trust 5.450% due 11/25/2036 •	62	62
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037 ^	253	120
IndyMac INDX Mortgage Loan Trust
3.510% due 11/25/2035 ^~	249	219
3.629% due 05/25/2037 ^~	103	88
5.650% due 02/25/2037 •	222	142
MASTR Adjustable Rate Mortgages Trust 6.337% due 11/25/2034 «~	66	60
Merrill Lynch Alternative Note Asset Trust 5.370% due 03/25/2037 •	1,828	467
Morgan Stanley Mortgage Loan Trust 3.103% due 11/25/2037 ~	258	171
Residential Accredit Loans, Inc. Trust
1.947% due 12/26/2034 ^~	223	86
4.873% due 07/25/2035 «~	19	17
5.500% due 08/25/2035 ^•	363	284
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 10/25/2036 ^«	13	10
WaMu Mortgage Pass-Through Certificates Trust
3.528% due 12/25/2036 ^~	104	91

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.774% due 07/25/2047 ^•		56	48

Total Non-Agency Mortgage-Backed Securities (Cost $10,740)			8,711

ASSET-BACKED SECURITIES 4.6%
ACE Securities Corp. Home Equity Loan Trust 5.975% due 12/25/2045 ^•		555	420
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.610% due 01/25/2036 •		406	368
Asset-Backed Funding Certificates Trust
6.150% due 06/25/2037 •		288	224
6.200% due 03/25/2034 ^•		440	410
Bear Stearns Asset-Backed Securities Trust 6.950% due 07/25/2034 •		90	92
Citigroup Mortgage Loan Trust 5.470% due 12/25/2036 •		921	518
GSAMP Trust
5.270% due 12/25/2036 •		420	206
5.380% due 12/25/2046 •		358	180
HSI Asset Securitization Corp. Trust 5.930% due 11/25/2035 •		751	679
Lehman XS Trust 5.460% due 03/25/2037 •		727	638
MASTR Asset-Backed Securities Trust
5.370% due 08/25/2036 •		500	196
5.450% due 08/25/2036 •		1,131	443
Morgan Stanley ABS Capital, Inc. Trust
5.280% due 01/25/2037 •		3,332	1,319
5.290% due 10/25/2036 •		643	280
5.300% due 10/25/2036 •		1,642	867
5.300% due 12/25/2036 •		93	46
5.450% due 06/25/2036 •		154	130
5.610% due 09/25/2036 •		704	316
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 ^þ		1,019	346
New Century Home Equity Loan Trust 8.150% due 01/25/2033 ^•		62	53
People's Financial Realty Mortgage Securities Trust 5.290% due 09/25/2036 •		3,511	979
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037 ^þ		2,099	631
Residential Asset Mortgage Products Trust 5.610% due 12/25/2035 •		1,041	835
Residential Asset Securities Corp. Trust 4.916% due 08/25/2034 •		181	173
Securitized Asset-Backed Receivables LLC Trust
5.650% due 03/25/2036 •		1,244	780
5.650% due 05/25/2036 •		763	410
SG Mortgage Securities Trust 5.510% due 02/25/2036 •		1,028	589
Structured Asset Investment Loan Trust
6.275% due 01/25/2035 •		1,024	849
6.530% due 04/25/2033 «•		35	34
6.725% due 01/25/2035 •		1,102	823
6.875% due 01/25/2035 ^•		894	362

Total Asset-Backed Securities (Cost $16,048)			14,196

SOVEREIGN ISSUES 1.8%
Argentina Government International Bond
1.000% due 07/09/2029		29	9
3.500% due 07/09/2041 þ		1,800	580
Australia Government International Bond 1.000% due 11/21/2031	AUD	900	472
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	78,100	4,309

Total Sovereign Issues (Cost $7,208)			5,370

		SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
Constellation Oil 'B' «(d)(j)		904,655	98

FINANCIALS 0.0%
Intelsat Emergence SA «(d)(j)		935	22

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(d)		304,919	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Common Stocks (Cost $719)			120

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)		97	0

Total Rights (Cost $0)			0

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(j)		1	0

FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «		1,461	0
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «		97	1

			1

INDUSTRIALS 0.0%
Cineworld Group PLC - Exp. 11/23/2025 «(j)		5,979	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		34,977	2

Total Warrants (Cost $284)			3

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 55.4%
COMMERCIAL PAPER 1.0%
AT&T, Inc. 5.700% due 03/19/2024		$1,400	1,340
Constellation Brands, Inc. 5.580% due 07/25/2023		400	399
Dominion Resources, Inc.
5.430% due 07/31/2023		250	249
5.520% due 08/18/2023		250	248
Enbridge (US), Inc. 5.450% due 07/26/2023		250	249
VW Credit, Inc. 5.430% due 08/01/2023		600	597

			3,082

REPURCHASE AGREEMENTS (k) 54.1%			165,407

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (e)(f)(g)	ARS	18,122	37

U.S. TREASURY BILLS 0.3%
5.226% due 08/17/2023 - 09/14/2023 (a)(e)(f)(n)		$972	964

Total Short-Term Instruments (Cost $169,490)			169,490

Total Investments in Securities (Cost $443,007)			423,578

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		17,935	174

Total Short-Term Instruments (Cost $174)			174

Total Investments in Affiliates (Cost $174)			174

Total Investments 138.6% (Cost $443,181)			$423,752
Financial Derivative Instruments (l)(m) (0.4)%(Cost or Premiums, net $214)			(1,177)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Other Assets and Liabilities, net (38.2)%	(116,803)

Net Assets 100.0%	$305,772

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							When-issued security.
(b)							Payment in-kind security.
(c)							Security is not accruing income as of the date of this report.
(d)							Security did not produce income within the last twelve months.
(e)							Coupon represents a weighted average yield to maturity.
(f)							Zero coupon security.
(g)							Principal amount of security is adjusted for inflation.
(h)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)							Contingent convertible security.
(j)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Cineworld Group PLC - Exp. 11/23/2025					12/21/2020		$0	$0	0.00%
Constellation Oil 'B'					06/10/2022		98	98	0.03
Constellation Oil Class 'D' - Exp. 06/10/2071					06/10/2022		0	0	0.00
Intelsat Emergence SA					11/12/2019		85	22	0.01

							$183	$120	0.04%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.170%	06/30/2023	07/03/2023	$100	U.S. Treasury Bonds 3.375% due 08/15/2042		$(103)	$100	$100
BPS	5.060	07/03/2023	07/05/2023	73,700	U.S. Treasury Inflation Protected Securities 0.250% due 02/15/2050		(75,158)	73,700	73,700
	5.100	06/30/2023	07/03/2023	73,900	U.S. Treasury Inflation Protected Securities 1.000% due 02/15/2049		(76,548)	73,900	73,931
BRC	4.860	06/16/2023	07/28/2023	1,167	Deere & Co. 3.900% due 06/09/2042		(1,184)	1,167	1,170
	2.400	06/30/2023	07/03/2023	1,358	U.S. Treasury Notes 4.625% due 06/30/2025		(1,385)	1,358	1,358
FICC	5.060	06/30/2023	07/03/2023	11,800	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2032		(12,036)	11,800	11,805
RDR	4.900	06/16/2023	07/06/2023	1,694	General Motors Co. 6.800% due 10/01/2027		(1,691)	1,694	1,698
	4.900	07/06/2023	07/28/2023	1,688	General Motors Co. 6.800% due 10/01/2027		(1,690)	1,688	1,688

Total Repurchase Agreements							$(169,795)	$165,407	$165,450

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)

Corporate Bonds & Notes (0.9)%
Industrials (0.9)%
Deere & Co.					3.900%	06/09/2042	$1,300	$(1,433)	$(1,184)
General Motors Co.					6.800	10/01/2027	1,600	(1,677)	(1,691)

Total Short Sales (0.9)%								$(3,110)	$(2,875)

(1)							Includes accrued interest.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

(2)	Payable for short sales includes $31 of accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(569) at a weighted average interest rate of 2.213%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$111.500	07/21/2023	7	$7	$(3)	$(3)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	7	7	(2)	0
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	123.000	07/21/2023	2	2	(1)	0
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	2	2	(1)	(1)

Total Written Options	$(7)	$(4)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	40	$8,134	$(119)	$0	$(1)
U.S. Treasury 5-Year Note September Futures	09/2023	151	16,171	(307)	0	0

$(426)	$0	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	133	$(31,468)	$907	$0	$(12)
U.S. Treasury 10-Year Note September Futures	09/2023	144	(16,166)	306	0	(20)
U.S. Treasury Long-Term Bond September Futures	09/2023	158	(20,051)	43	0	(119)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	153	(18,121)	64	0	(45)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	61	(8,309)	(76)	0	(76)

$1,244	$0	$(272)

Total Futures Contracts	$818	$0	$(273)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AutoZone, Inc.	(1.000)%	Quarterly	06/20/2024	0.169%	$4,400	$(118)	$81	$(37)	$0	$(1)
Bath Body Works, Inc.	(1.000)	Quarterly	12/20/2023	0.761	1,050	81	(83)	(2)	0	0
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.203	300	0	(3)	(3)	0	0
Johnson Controls International PLC	(1.000)	Quarterly	12/20/2024	0.145	4,200	(153)	100	(53)	1	0
Lowe's Cos., Inc.	(1.000)	Quarterly	12/20/2023	0.089	1,900	(46)	37	(9)	0	0
Tyson Foods, Inc.	(1.000)	Quarterly	06/20/2024	0.220	4,400	(129)	95	(34)	0	0

$(365)	$227	$(138)	$1	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2027	0.848%	$100	$(1)	$2	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	400	(2)	3	1	1	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

MetLife, Inc.	1.000	Quarterly	12/20/2024	0.633		200	3	(2)	1	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.279	EUR	450	(81)	78	(3)	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.535		600	(54)	46	(8)	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	1.014		$100	17	1	18	0	0
Toll Brothers Finance Corp.	1.000	Quarterly	06/20/2026	0.759		700	(6)	11	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954		200	0	0	0	1	0

							$(124)	$139	$15	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-40 5-Year Index	5.000%	Quarterly		06/20/2028		$1,600	$(4)	$52	$48	$12	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.250%	Annual	09/20/2053	GBP	400	$12	$36	$48	$4	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2027	JPY	292,500	(1)	17	16	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		$600	(1)	(5)	(6)	0	0
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027	CNY	102,400	248	(181)	67	0	(27)
Receive	3-Month ZAR-JIBAR	7.300	Quarterly	04/28/2027	ZAR	46,700	0	100	100	6	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028	EUR	1,700	10	7	17	8	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		2,100	5	(8)	(3)	13	0
Receive(6)	6-Month EUR-EURIBOR	3.250	Annual	12/15/2033		700	(7)	(12)	(19)	4	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		1,310	131	616	747	6	0

							$397	$570	$967	$42	$(27)

Total Swap Agreements							$(96)	$988	$892	$58	$(28)

Cash of $4,732 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2023		AUD	75		$50		$0		$0
		08/2023			$50		AUD	75	0		0
BOA		07/2023			1,754		JPY	253,073	4		0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

07/2023	511	MXN	9,415	37	0
09/2023	157	HKD	1,229	0	0
09/2023	137	IDR	2,046,998	0	(1)
BPS	07/2023	AUD	54	$36	0	0
07/2023	$11,258	EUR	10,276	0	(45)
07/2023	2,914	JPY	404,972	0	(107)
08/2023	EUR	9,293	$10,197	42	0
08/2023	$36	AUD	54	0	0
08/2023	1,844	JPY	265,337	3	0
08/2023	ZAR	10,700	$575	9	0
09/2023	$74	IDR	1,110,423	0	0
10/2023	ZAR	5,782	$311	7	0
BRC	08/2023	$706	COP	3,007,390	6	0
08/2023	ZAR	14,877	$800	15	(2)
09/2023	IDR	4,506	0	0	0
09/2023	$143	PEN	522	1	0
CBK	07/2023	EUR	1,035	$1,111	0	(19)
07/2023	$894	PEN	3,278	9	0
08/2023	CLP	519,545	$633	0	(10)
08/2023	$635	CLP	519,545	8	0
08/2023	273	NOK	2,852	0	(7)
CLY	08/2023	309	3,235	0	(7)
DUB	10/2023	ZAR	11,739	$645	27	0
GLM	07/2023	PEN	2,117	580	0	(3)
07/2023	$39	PEN	142	0	0
08/2023	120	NOK	1,275	0	(1)
08/2023	273	PEN	997	1	0
08/2023	20	ZAR	363	0	0
09/2023	385	PEN	1,413	3	0
10/2023	ZAR	7,035	$376	6	0
JPM	07/2023	JPY	137,911	964	9	0
08/2023	$964	JPY	137,325	0	(9)
08/2023	44	NOK	470	0	0
09/2023	PEN	5,200	$1,412	0	(13)
09/2023	$57	IDR	860,858	0	0
09/2023	487	INR	40,175	1	0
MBC	07/2023	GBP	923	$1,143	0	(30)
08/2023	$89	ZAR	1,647	0	(2)
MYI	07/2023	IDR	539,620	$36	0	0
07/2023	$36	IDR	539,620	0	0
08/2023	226	ZAR	4,134	0	(7)
09/2023	129	IDR	1,926,250	0	(1)
09/2023	105	INR	8,677	0	0
RBC	08/2023	889	MXN	15,410	4	0
SCX	07/2023	AUD	111	$73	0	0
08/2023	$73	AUD	110	0	0
09/2023	494	IDR	7,360,703	0	(5)
09/2023	305	INR	25,126	0	0
09/2023	243	PEN	897	3	0
SOG	07/2023	EUR	9,241	$9,941	0	(143)
07/2023	$172	AUD	263	3	0
SSB	09/2023	306	BRL	1,551	14	0
TOR	07/2023	AUD	136	$90	0	(1)
07/2023	$91	AUD	139	2	0
07/2023	1,173	GBP	923	0	(1)
08/2023	GBP	923	$1,173	1	0
08/2023	$90	AUD	136	1	0
UAG	07/2023	AUD	66	$43	0	0
07/2023	$31	AUD	47	1	0
08/2023	43	66	0	0
08/2023	ZAR	6,915	$360	0	(6)
09/2023	24,838	1,417	106	0

Total Forward Foreign Currency Contracts	$323	$(420)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060%	10/25/2023	4,300	$245	$1,090

Total Purchased Options	$245	$1,090

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000%	10/25/2023	21,500	$(246)	$(1,935)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	300	(1)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	200	(1)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	200	(1)	0
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	100	0	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	100	(1)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	200	0	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	100	0	(1)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	200	(1)	(1)
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	100	(1)	0
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	200	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	100	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	400	(1)	(2)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	200	(1)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	200	(1)	(1)

Total Written Options							$(268)	$(1,949)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Mexico Government International Bond	(1.000)%	Quarterly	12/20/2023	0.128%	$5,700	$64	$(89)	$0	$(25)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$100	$12	$(10)	$2	$0
CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	200	21	(16)	5	0
GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	400	47	(37)	10	0
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	900	112	(89)	23	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	12	(9)	3	0

$204	$(161)	$43	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$5,900	$72	$(64)	$8	$0

Total Swap Agreements	$340	$(314)	$51	$(25)

(n)

Securities with an aggregate market value of $712 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$182	$229	$411
Corporate Bonds & Notes
Banking & Finance	0	66,003	0	66,003
Industrials	0	74,969	336	75,305
Utilities	0	10,368	0	10,368
U.S. Government Agencies	0	45,063	210	45,273
U.S. Treasury Obligations	0	28,328	0	28,328
Non-Agency Mortgage-Backed Securities	0	8,135	576	8,711
Asset-Backed Securities	0	14,162	34	14,196
Sovereign Issues	0	5,370	0	5,370
Common Stocks
Energy	0	0	98	98
Financials	0	0	22	22
Warrants
Financials	0	0	1	1
Utilities	2	0	0	2
Short-Term Instruments
Commercial Paper	0	3,082	0	3,082
Repurchase Agreements	0	165,407	0	165,407
Argentina Treasury Bills	0	37	0	37
U.S. Treasury Bills	0	964	0	964

	$2	$422,070	$1,506	$423,578
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$174	$0	$0	$174

Total Investments	$176	$422,070	$1,506	$423,752

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(2,875)	$0	$(2,875)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	58	0	58
Over the counter	0	1,464	0	1,464

	$0	$1,522	$0	$1,522
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(305)	0	(305)
Over the counter	0	(2,394)	0	(2,394)

	$0	$(2,699)	$0	$(2,699)

Total Financial Derivative Instruments	$0	$(1,177)	$0	$(1,177)

Totals	$176	$418,018	$1,506	$419,700

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Diversified Income Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.4%
Air Canada 8.839% (LIBOR03M + 3.500%) due 08/11/2028 ~		$1,881	$1,883
Allied Universal Holdco LLC 8.952% due 05/12/2028		1,572	1,531
Altar Bidco, Inc.
7.993% - 8.262% due 02/01/2029		1,489	1,469
10.493% due 02/01/2030		900	801
Altice France SA 10.486% due 08/15/2028		7,049	6,297
American Airlines, Inc. 10.000% (LIBOR03M + 4.750%) due 04/20/2028 ~		4,850	4,960
AP Core Holdings LLC 10.717% due 09/01/2027		2,600	2,522
Asurion LLC 8.538% (LIBOR03M + 3.000%) due 11/03/2024 ~		154	154
BCPE Empire Holdings, Inc. 9.832% due 12/11/2028		1,975	1,973
Boels Topholding BV 6.565% - 6.573% (EUR001M + 3.250%) due 02/06/2027 ~	EUR	3,000	3,251
Carnival Corp.
8.217% due 06/30/2025		$1,461	1,460
8.467% due 10/18/2028		3,442	3,417
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		7,158	6,514
CenturyLink, Inc. 7.467% due 03/15/2027		5,553	4,300
Charter Communications Operating LLC 6.795% - 6.834% due 02/01/2027		13,029	12,966
Chobani LLC 8.717% due 10/25/2027		973	970
Clear Channel Outdoor Holdings, Inc. 8.584% - 8.807% (LIBOR03M + 3.500%) due 08/21/2026 ~		965	923
Cromwell EREIT Lux Finco SARL 4.761% (EUR003M + 1.500%) due 11/21/2024 «~	EUR	2,700	2,764
Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK) 18.000% due 08/02/2027 (b)		$699	684
Diamond Offshore Drilling, Inc. 11.202% due 04/22/2027 «		2,327	2,164
Diamond Sports Group LLC 13.064% due 05/25/2026		561	435
DirecTV Financing LLC 10.217% due 08/02/2027		1,938	1,899
Endure Digital, Inc. 8.792% (LIBOR03M + 3.500%) due 02/10/2028 «~		2,347	2,191
Foundation Building Materials Holding Co. LLC 8.443% - 8.523% (LIBOR01M + 3.250%) due 01/31/2028 ~		983	957
Frontier Communications Corp. 9.000% (LIBOR01M + 3.750%) due 05/01/2028 ~		1,955	1,900
GIP Blue Holding LP 9.717% due 09/29/2028		5,508	5,534
Global Medical Response, Inc. 9.467% due 03/14/2025		284	161
Golden Entertainment, Inc.
7.939% due 05/28/2030 «		273	273
8.180% (LIBOR01M + 3.000%) due 10/21/2024 ~		94	94
GoTo Group, Inc. 9.943% (LIBOR01M + 4.750%) due 08/31/2027 ~		2,330	1,469
Graham Packaging Co., Inc. 8.217% due 08/04/2027		2,214	2,203
Hertz Corp. 8.467% due 06/30/2028		2,692	2,691
iHeartCommunications, Inc. 8.217% due 05/01/2026		648	562
Intelsat Jackson Holdings SA 9.443% due 02/01/2029		1,288	1,284
IRB Holding Corp. 8.202% due 12/15/2027		2,688	2,673
Ivanti Software, Inc. 9.420% (LIBOR01M + 4.250%) due 12/01/2027 ~		1,293	1,096
LBM Acquisition LLC 8.943% (LIBOR01M + 3.750%) due 12/17/2027 ~		1,622	1,562
Marriott Ownership Resorts, Inc. 6.943% (LIBOR01M + 1.750%) due 08/29/2025 ~		771	771

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

Medline Borrower LP 8.352% due 10/23/2028		1,975	1,955
MH Sub LLC 8.967% due 09/13/2024		1,030	1,031
MPH Acquisition Holdings LLC 9.726% (LIBOR03M + 4.250%) due 09/01/2028 ~		884	793
Nouryon Finance BV 6.478% (EUR003M + 3.000%) due 04/03/2028 ~	EUR	755	811
Olympus Water U.S. Holding Corp. 9.253% due 11/09/2028		$2,266	2,182
Organon & Co. 8.250% (LIBOR01M + 3.000%) due 06/02/2028 ~		2,479	2,482
Parexel International Corp. 8.443% (LIBOR01M + 3.250%) due 11/15/2028 ~		396	393
Profrac Services LLC 12.753% due 03/04/2025		3,246	3,258
Project Mercury TBD% due 07/17/2030 «	EUR	2,700	2,946
PUG LLC 8.717% (LIBOR01M + 3.500%) due 02/12/2027 ~		$1,080	966
RegionalCare Hospital Partners Holdings, Inc. 9.023% (LIBOR03M + 3.750%) due 11/16/2025 ~		1,987	1,845
Sabre Global, Inc. 8.717% due 12/17/2027		2,706	2,134
SCUR-Alpha 1503 GmbH 10.602% due 03/28/2030		998	946
SOCAR Turkey Enerji AS 6.553% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	4,000	4,234
Softbank Vision Fund 5.000% due 12/21/2025 «		$9,268	8,675
Sotera Health Holdings LLC 8.023% (LIBOR03M + 2.750%) due 12/11/2026 ~		948	936
Standard Industries, Inc. 7.692% due 09/22/2028		2,593	2,595
Stars Group Holdings BV 7.753% due 07/21/2026		2,161	2,164
Steenbok Lux Finco 2 SARL TBD% due 06/30/2026 «	EUR	1,000	1,064
Summer (BC) Holdco B SARL 10.002% due 12/04/2026		$2,044	1,926
TransDigm, Inc. 8.492% due 08/24/2028		3,438	3,440
United Airlines, Inc. 9.292% (LIBOR03M + 3.750%) due 04/21/2028 ~		1,795	1,797
White Cap Buyer LLC 8.852% due 10/19/2027		975	969
Windstream Services LLC
9.202% due 02/23/2027 «		4,000	3,900
11.452% due 09/21/2027		388	363
Worldwide Express Operations LLC 9.503% due 07/26/2028		1,084	1,032
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		278	244

Total Loan Participations and Assignments (Cost $150,689)			143,839

CORPORATE BONDS & NOTES 48.4%
BANKING & FINANCE 15.2%
AerCap Ireland Capital DAC
3.650% due 07/21/2027		10,055	9,219
4.450% due 04/03/2026		550	526
AIA Group Ltd. 3.200% due 09/16/2040		800	614
Aircastle Ltd. 2.850% due 01/26/2028		560	477
Allied Universal Holdco LLC 3.625% due 06/01/2028	EUR	4,425	3,879
Ally Financial, Inc. 8.000% due 11/01/2031		$14,166	14,683
American Assets Trust LP 3.375% due 02/01/2031		810	634
American Homes 4 Rent LP
2.375% due 07/15/2031		100	80
3.375% due 07/15/2051		100	66
4.900% due 02/15/2029		1,910	1,837
American International Group, Inc. 5.750% due 04/01/2048 •		950	926
American Tower Corp.
2.100% due 06/15/2030		1,200	971
2.750% due 01/15/2027		1,860	1,694
2.900% due 01/15/2030		870	751
3.375% due 10/15/2026		290	271
3.700% due 10/15/2049		2,000	1,437
3.800% due 08/15/2029		1,950	1,781

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

AmWINS Group, Inc. 4.875% due 06/30/2029		1,100	994
Antares Holdings LP 2.750% due 01/15/2027		1,050	864
Aon Corp. 2.800% due 05/15/2030		670	581
Armor Holdco, Inc. 8.500% due 11/15/2029		550	457
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		1,250	1,058
Aviation Capital Group LLC 5.500% due 12/15/2024		3,030	2,967
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		7,590	6,407
2.875% due 02/15/2025		2,000	1,861
3.250% due 02/15/2027		500	446
4.250% due 04/15/2026		1,575	1,468
5.250% due 05/15/2024		4,700	4,619
Banca Monte dei Paschi di Siena SpA
3.625% due 09/24/2024	EUR	1,300	1,379
7.677% due 01/18/2028 •		2,400	2,207
10.500% due 07/23/2029		2,400	2,605
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	5,400	1,427
Banco de Sabadell SA 1.750% due 05/10/2024	EUR	100	106
Banco Mercantil del Norte SA 8.375% due 10/14/2030 •(h)(i)		$2,600	2,429
Banco Santander SA 2.746% due 05/28/2025		800	751
Banco Votorantim SA 4.500% due 09/24/2024		600	585
Bank of America Corp.
2.676% due 06/19/2041 •		640	450
2.687% due 04/22/2032 •		3,000	2,487
2.884% due 10/22/2030 •		4,490	3,869
3.705% due 04/24/2028 •		6,700	6,285
Barclays PLC
2.894% due 11/24/2032 •		900	709
4.375% due 01/12/2026		4,100	3,941
4.375% due 03/15/2028 •(h)(i)		1,800	1,227
6.125% due 12/15/2025 •(h)(i)		3,000	2,633
6.375% due 12/15/2025 •(h)(i)	GBP	600	660
7.125% due 06/15/2025 •(h)(i)		3,700	4,273
7.750% due 09/15/2023 •(h)(i)		$1,400	1,375
8.000% due 06/15/2024 •(h)(i)		2,800	2,653
BGC Partners, Inc.
4.375% due 12/15/2025		2,540	2,346
5.375% due 07/24/2023		470	470
BNP Paribas SA
1.904% due 09/30/2028 •		750	639
2.219% due 06/09/2026 •		1,600	1,481
3.052% due 01/13/2031 •		4,600	3,931
4.400% due 08/14/2028		1,200	1,134
4.625% due 01/12/2027 •(h)(i)		2,200	1,742
4.705% due 01/10/2025 •		500	496
7.000% due 08/16/2028 •(h)(i)		2,000	1,795
Brixmor Operating Partnership LP 4.125% due 05/15/2029		190	170
Brookfield Finance, Inc.
3.900% due 01/25/2028		432	400
4.350% due 04/15/2030		3,400	3,140
4.700% due 09/20/2047		626	524
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,595	1,463
Citigroup, Inc. 2.572% due 06/03/2031 •(j)		4,400	3,673
Corsair International Ltd.
7.772% due 01/28/2027 •	EUR	1,500	1,629
8.122% due 01/28/2029 •		1,500	1,625
Credit Acceptance Corp. 5.125% due 12/31/2024		$2,420	2,351
Credit Agricole SA
1.907% due 06/16/2026 •		3,550	3,270
7.500% due 06/23/2026 •(h)(i)	GBP	200	240
Credit Suisse AG 6.500% due 08/08/2023 (i)		$16,425	16,365
Credit Suisse AG AT1 Claim^		12,750	510
Crown Castle, Inc.
2.250% due 01/15/2031		2,050	1,673
3.100% due 11/15/2029		1,020	890
3.250% due 01/15/2051		2,470	1,686
3.650% due 09/01/2027		1,464	1,370
4.000% due 03/01/2027		199	189
4.000% due 11/15/2049		500	385

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

CubeSmart LP 2.000% due 02/15/2031		1,525	1,195
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,775	672
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		7,625	7,257
Deutsche Bank AG
3.035% due 05/28/2032 •(j)		500	394
3.547% due 09/18/2031 •		2,500	2,078
3.729% due 01/14/2032 •(j)		3,000	2,270
3.961% due 11/26/2025 •		3,400	3,244
5.882% due 07/08/2031 •		2,800	2,454
Discover Bank 4.650% due 09/13/2028		1,100	1,022
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		2,800	2,223
Enact Holdings, Inc. 6.500% due 08/15/2025		690	678
Equinix, Inc. 3.200% due 11/18/2029		910	800
Erste Group Bank AG 4.250% due 10/15/2027 •(h)(i)	EUR	400	333
Essex Portfolio LP
1.650% due 01/15/2031		$700	533
2.650% due 03/15/2032		690	556
2.650% due 09/01/2050		300	173
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,400	1,479
2.748% due 06/14/2024	GBP	1,300	1,580
2.900% due 02/16/2028		$1,400	1,200
3.021% due 03/06/2024	EUR	1,000	1,078
3.370% due 11/17/2023		$5,400	5,349
3.375% due 11/13/2025		13,100	12,194
3.815% due 11/02/2027		800	716
4.174% due 12/01/2024 •	EUR	600	647
4.535% due 03/06/2025	GBP	4,900	5,918
4.542% due 08/01/2026		$600	565
5.125% due 06/16/2025		8,920	8,683
5.584% due 03/18/2024		2,000	1,988
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		6,750	6,184
6.500% due 10/01/2025		8,178	8,064
Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	2,167
7.625% due 05/01/2026		1,100	1,014
8.125% due 11/15/2024		1,140	1,131
Globalworth Real Estate Investments Ltd. 3.000% due 03/29/2025	EUR	1,000	903
GLP Capital LP
4.000% due 01/15/2030		$100	87
5.750% due 06/01/2028		890	872
Goldman Sachs Group, Inc. 3.800% due 03/15/2030		2,500	2,315
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,450	1,316
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		890	870
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		820	646
HAT Holdings LLC
3.375% due 06/15/2026		1,970	1,768
3.750% due 09/15/2030		2,520	1,980
Highwoods Realty LP 3.050% due 02/15/2030		100	78
Host Hotels & Resorts LP 3.875% due 04/01/2024		560	551
Howard Hughes Corp.
4.125% due 02/01/2029		3,475	2,879
4.375% due 02/01/2031		500	399
5.375% due 08/01/2028		1,800	1,604
HSBC Holdings PLC
2.357% due 08/18/2031 •		400	320
2.804% due 05/24/2032 •		1,700	1,376
2.848% due 06/04/2031 •		4,600	3,819
3.973% due 05/22/2030 •		1,140	1,025
4.041% due 03/13/2028 •		1,020	956
4.250% due 08/18/2025		4,200	4,036
4.292% due 09/12/2026 •		1,000	962
4.583% due 06/19/2029 •		400	377
4.600% due 12/17/2030 •(h)(i)		2,450	1,871
4.700% due 03/09/2031 •(h)(i)		1,100	825
5.875% due 09/28/2026 •(h)(i)	GBP	2,500	2,776
6.000% due 09/29/2023 •(h)(i)	EUR	1,700	1,846
6.920% (US0003M + 1.380%) due 09/12/2026 ~		$1,700	1,712
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		1,300	986

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

3.875% due 11/13/2029		1,342	1,036
4.950% due 11/07/2047		1,200	800
Hudson Pacific Properties LP
3.250% due 01/15/2030		480	304
4.650% due 04/01/2029		300	212
ING Groep NV 5.750% due 11/16/2026 •(h)(i)		2,800	2,475
Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	194
6.625% due 06/20/2033		3,300	3,291
Intrum AB 3.500% due 07/15/2026	EUR	2,300	1,876
JAB Holdings BV 2.200% due 11/23/2030		$1,000	787
Jefferies Finance LLC 5.000% due 08/15/2028		1,100	903
JPMorgan Chase & Co. 3.509% due 01/23/2029 •		10,000	9,253
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 04/03/2049 «	EUR	23,238	1,902
Kennedy-Wilson, Inc. 4.750% due 03/01/2029		$700	554
KKR Group Finance Co. LLC
3.500% due 08/25/2050		970	662
3.750% due 07/01/2029		300	267
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		1,130	983
LeasePlan Corp. NV
2.875% due 10/24/2024		600	572
7.375% due 05/29/2024 •(h)(i)	EUR	2,000	2,146
Liberty Mutual Finance Europe DAC 1.750% due 03/27/2024		260	278
Life Storage LP
3.875% due 12/15/2027		$112	104
4.000% due 06/15/2029		150	136
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		92	89
Lloyds Bank PLC 0.000% due 04/02/2032 þ		3,200	2,007
Lloyds Banking Group PLC
4.375% due 03/22/2028		200	190
4.550% due 08/16/2028		1,000	947
4.947% due 06/27/2025 •(h)(i)	EUR	1,900	1,895
7.500% due 09/27/2025 •(h)(i)		$2,400	2,250
LPL Holdings, Inc. 4.000% due 03/15/2029		1,385	1,216
Midcap Financial Issuer Trust
5.625% due 01/15/2030		1,350	1,073
6.500% due 05/01/2028		1,600	1,426
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		2,000	1,623
2.193% due 02/25/2025		3,500	3,300
Mizuho Financial Group, Inc.
0.797% due 04/15/2030	EUR	200	175
2.201% due 07/10/2031 •		$2,500	2,004
2.869% due 09/13/2030 •		1,000	847
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,300	1,595
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		$2,000	1,863
Nationwide Building Society
3.960% due 07/18/2030 •		2,400	2,132
4.363% due 08/01/2024 •		1,700	1,697
NatWest Group PLC
2.000% due 03/04/2025 •	EUR	700	750
4.600% due 06/28/2031 •(h)(i)		$1,700	1,181
5.125% due 05/12/2027 •(h)(i)	GBP	1,700	1,785
6.000% due 12/29/2025 •(h)(i)		$3,490	3,237
Navient Corp. 5.625% due 01/25/2025		100	91
NE Property BV 1.875% due 10/09/2026	EUR	400	379
Newmark Group, Inc. 6.125% due 11/15/2023		$1,825	1,808
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		1,525	1,254
Nomura Holdings, Inc.
2.648% due 01/16/2025		1,700	1,610
2.679% due 07/16/2030		2,300	1,884
Nordea Bank Abp 6.625% due 03/26/2026 •(h)(i)		1,500	1,422
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025		700	671
4.950% due 04/01/2024		1,900	1,874
OneMain Finance Corp.
4.000% due 09/15/2030		550	424

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.375% due 11/15/2029		3,149	2,680
6.125% due 03/15/2024		5,410	5,396
6.625% due 01/15/2028		20	19
6.875% due 03/15/2025		5,030	4,985
7.125% due 03/15/2026		1,740	1,711
8.250% due 10/01/2023		2,000	2,009
Oxford Finance LLC 6.375% due 02/01/2027		1,000	932
Pacific LifeCorp 3.350% due 09/15/2050		1,000	695
Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,700	1,467
5.875% due 10/01/2028		2,025	1,860
7.500% due 06/01/2025		855	856
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,488
5.375% due 10/15/2025		2,440	2,308
5.750% due 09/15/2031		2,375	1,939
Physicians Realty LP
3.950% due 01/15/2028		23	21
4.300% due 03/15/2027		3,000	2,827
Piper Sandler Cos. 5.200% due 10/15/2023		2,100	2,095
PRA Group, Inc. 7.375% due 09/01/2025		4,090	3,892
Prudential Funding Asia PLC 3.125% due 04/14/2030		150	132
Rayonier LP 2.750% due 05/17/2031		300	242
Realty Income Corp.
3.250% due 01/15/2031		800	700
3.950% due 08/15/2027		438	417
Regency Centers LP 2.950% due 09/15/2029		100	86
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,860	1,470
RHP Hotel Properties LP 4.500% due 02/15/2029		1,275	1,130
RLJ Lodging Trust LP 3.750% due 07/01/2026		975	895
Rocket Mortgage LLC
3.875% due 03/01/2031		560	455
4.000% due 10/15/2033		3,850	3,015
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,025	797
Santander Holdings USA, Inc. 3.244% due 10/05/2026		5,000	4,506
Santander U.K. Group Holdings PLC 6.750% due 06/24/2024 •(h)(i)	GBP	2,550	3,038
SBA Communications Corp. 3.875% due 02/15/2027		$1,000	922
SLM Corp. 4.200% due 10/29/2025		2,000	1,860
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		300	294
4.125% due 07/15/2023		200	200
Societe Generale SA
5.375% due 11/18/2030 •(h)(i)		1,500	1,117
7.875% due 12/18/2023 •(h)(i)		1,500	1,470
Spirit Realty LP
3.200% due 01/15/2027		500	451
3.200% due 02/15/2031		820	671
3.400% due 01/15/2030		900	765
Standard Chartered PLC
3.265% due 02/18/2036 •		2,400	1,891
4.305% due 05/21/2030 •		2,600	2,356
Stifel Financial Corp. 4.000% due 05/15/2030		980	838
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		400	326
2.348% due 01/15/2025		900	854
2.750% due 01/15/2030		1,900	1,641
Sunac China Holdings Ltd. 6.650% due 08/03/2024 ^(c)		650	96
Synchrony Financial 2.875% due 10/28/2031		1,700	1,238
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	91	103
5.801% due 10/13/2040		194	230
6.052% due 10/13/2039		6,843	8,311
TP ICAP Finance PLC 5.250% due 05/29/2026		4,900	5,734
Trust Fibra Uno
6.390% due 01/15/2050		$4,500	3,565
6.950% due 01/30/2044		1,620	1,378

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

UBS AG 5.125% due 05/15/2024 (i)		1,800	1,772
UBS Group AG
2.095% due 02/11/2032 •		700	531
2.593% due 09/11/2025 •		1,950	1,859
3.091% due 05/14/2032 •		1,525	1,234
3.869% due 01/12/2029 •		4,250	3,846
4.194% due 04/01/2031 •		3,100	2,761
4.375% due 02/10/2031 •(h)(i)		900	636
UniCredit SpA
2.569% due 09/22/2026 •		8,650	7,813
7.830% due 12/04/2023		8,300	8,350
United Wholesale Mortgage LLC 5.500% due 11/15/2025		2,000	1,905
UPC Broadband Finco BV 4.875% due 07/15/2031		2,000	1,648
VICI Properties LP
3.875% due 02/15/2029		3,550	3,119
4.125% due 08/15/2030		625	551
4.250% due 12/01/2026		2,030	1,901
5.750% due 02/01/2027		1,030	1,009
Wells Fargo & Co.
2.393% due 06/02/2028 •		2,900	2,586
3.000% due 04/22/2026		282	265
3.068% due 04/30/2041 •		2,100	1,546
3.196% due 06/17/2027 •		7,200	6,765
Welltower, Inc. 4.250% due 04/15/2028		385	363
Weyerhaeuser Co.
4.000% due 04/15/2030		2,410	2,219
6.950% due 10/01/2027		460	488
7.375% due 03/15/2032		508	567
Willis North America, Inc. 2.950% due 09/15/2029		200	172

			501,914

INDUSTRIALS 27.9%
AA Bond Co. Ltd. 6.500% due 01/31/2026	GBP	2,000	2,202
Academy Ltd. 6.000% due 11/15/2027		$1,000	961
Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		800	738
5.500% due 07/01/2028		1,000	957
AdaptHealth LLC 6.125% due 08/01/2028		1,050	911
Adevinta ASA 2.625% due 11/15/2025	EUR	1,000	1,049
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		$2,085	1,765
Agilent Technologies, Inc. 2.100% due 06/04/2030		370	304
Ahead DB Holdings LLC 6.625% due 05/01/2028		1,350	1,099
Air Canada Pass-Through Trust
3.600% due 09/15/2028		485	451
5.250% due 10/01/2030		982	953
Aker BP ASA
3.750% due 01/15/2030		800	712
4.000% due 01/15/2031		1,300	1,157
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,270	1,222
Albertsons Cos., Inc. 4.625% due 01/15/2027		100	95
Alcon Finance Corp. 2.600% due 05/27/2030		900	768
Alibaba Group Holding Ltd. 4.000% due 12/06/2037		500	420
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		500	480
3.550% due 10/01/2027		600	555
ALROSA Finance SA
3.100% due 06/25/2027 ^«(c)		5,500	330
4.650% due 04/09/2024 ^«(c)		2,200	132
Altice Financing SA
2.250% due 01/15/2025	EUR	300	306
3.000% due 01/15/2028		1,200	1,017
5.750% due 08/15/2029		$6,375	4,945
Altice France Holding SA
8.000% due 05/15/2027	EUR	600	384
10.500% due 05/15/2027		$750	455
Altice France SA
2.125% due 02/15/2025	EUR	4,000	4,018
3.375% due 01/15/2028		1,025	819
4.250% due 10/15/2029		800	630

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.125% due 01/15/2029		$2,100	1,499
5.500% due 10/15/2029		5,225	3,742
8.125% due 02/01/2027		3,350	2,905
AMC Networks, Inc. 4.250% due 02/15/2029		3,530	1,902
American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,844	3,221
3.000% due 04/15/2030		122	108
3.150% due 08/15/2033		297	260
3.200% due 12/15/2029		1,533	1,376
3.350% due 04/15/2031		1,459	1,299
3.375% due 11/01/2028		1,441	1,294
3.575% due 07/15/2029		894	830
3.600% due 03/22/2029		668	622
3.600% due 04/15/2031		131	111
3.650% due 02/15/2029		426	393
3.700% due 04/01/2028		276	248
American Airlines, Inc.
5.500% due 04/20/2026		7,275	7,214
5.750% due 04/20/2029		2,975	2,891
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029		2,100	1,796
Amgen, Inc.
5.600% due 03/02/2043		2,400	2,409
5.650% due 03/02/2053		1,350	1,368
ANGI Group LLC 3.875% due 08/15/2028		1,810	1,480
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		400	344
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/2038		520	482
4.950% due 01/15/2042		2,100	2,052
Antofagasta PLC 2.375% due 10/14/2030		800	653
Apache Corp. 4.875% due 11/15/2027		870	808
Arches Buyer, Inc. 4.250% due 06/01/2028		1,505	1,311
Arconic Corp. 6.125% due 02/15/2028		420	426
Ardagh Packaging Finance PLC 2.125% due 08/15/2026	EUR	1,800	1,752
Ashtead Capital, Inc. 4.000% due 05/01/2028		$700	649
ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		1,400	1,012
7.500% due 09/30/2029		700	434
ATS Corp. 4.125% due 12/15/2028		650	582
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	1,500	1,504
3.875% due 11/01/2029		$1,825	1,599
4.625% due 07/15/2028		1,820	1,689
Axalta Coating Systems LLC
3.375% due 02/15/2029		1,250	1,065
4.750% due 06/15/2027		1,150	1,085
B.C. Unlimited Liability Co.
4.000% due 10/15/2030		3,400	2,914
4.375% due 01/15/2028		4,660	4,308
BAE Systems PLC 3.400% due 04/15/2030		1,000	905
Baidu, Inc.
1.720% due 04/09/2026		1,000	897
3.425% due 04/07/2030		600	536
BAT Capital Corp.
3.557% due 08/15/2027		1,074	988
4.390% due 08/15/2037		770	617
4.540% due 08/15/2047		766	565
Bausch Health Cos., Inc. 5.500% due 11/01/2025		500	442
Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,100	2,027
4.375% due 12/15/2028		800	759
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,700	1,583
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		800	760
Becton Dickinson & Co. 2.823% due 05/20/2030		270	236
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	2,725	2,905
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		$1,069	748
Black Knight InfoServ LLC 3.625% due 09/01/2028		430	386

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

Block Communications, Inc. 4.875% due 03/01/2028	1,600	1,326
Block, Inc.
2.750% due 06/01/2026	1,325	1,208
3.500% due 06/01/2031	1,400	1,161
Bloomin' Brands, Inc. 5.125% due 04/15/2029	300	268
Boardwalk Pipelines LP 3.400% due 02/15/2031	1,260	1,085
Boeing Co.
3.250% due 02/01/2028	2,390	2,196
3.625% due 02/01/2031	1,075	969
5.040% due 05/01/2027	600	593
5.150% due 05/01/2030	1,235	1,224
5.805% due 05/01/2050	1,350	1,346
5.930% due 05/01/2060	2,570	2,547
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	870	788
Boston Scientific Corp. 2.650% due 06/01/2030	720	628
Boyne USA, Inc. 4.750% due 05/15/2029	1,000	902
British Airways Pass-Through Trust
2.900% due 09/15/2036	1,217	1,006
4.250% due 05/15/2034	853	780
Broadcom, Inc.
2.600% due 02/15/2033	1,000	782
3.137% due 11/15/2035	906	695
3.187% due 11/15/2036	5,240	3,963
3.419% due 04/15/2033	2,380	1,991
3.469% due 04/15/2034	5,534	4,542
3.500% due 02/15/2041	1,625	1,217
3.750% due 02/15/2051	1,100	810
4.300% due 11/15/2032	1,590	1,459
4.926% due 05/15/2037	1,038	940
Builders FirstSource, Inc. 4.250% due 02/01/2032	725	632
BWX Technologies, Inc. 4.125% due 06/30/2028	1,770	1,617
CA Magnum Holdings 5.375% due 10/31/2026	2,400	2,155
Cable One, Inc. 4.000% due 11/15/2030	1,575	1,232
Cablevision Lightpath LLC 3.875% due 09/15/2027	1,000	839
Caesars Entertainment, Inc. 6.250% due 07/01/2025	2,120	2,112
Cameron LNG LLC
3.302% due 01/15/2035	300	250
3.402% due 01/15/2038	400	334
3.701% due 01/15/2039	300	248
Canadian Pacific Railway Co.
3.500% due 05/01/2050	500	383
4.200% due 11/15/2069	270	212
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	2,095	1,837
Carnival Corp.
4.000% due 08/01/2028	6,550	5,813
10.500% due 02/01/2026	1,825	1,920
Catalent Pharma Solutions, Inc.
3.500% due 04/01/2030	1,800	1,460
5.000% due 07/15/2027	140	129
CCO Holdings LLC
4.500% due 05/01/2032	600	480
4.500% due 06/01/2033	2,675	2,104
5.125% due 05/01/2027	6,000	5,594
5.375% due 06/01/2029	1,000	905
Centene Corp. 4.250% due 12/15/2027	2,200	2,059
Central Garden & Pet Co. 4.125% due 10/15/2030	1,200	1,007
CF Industries, Inc. 5.150% due 03/15/2034	2,825	2,705
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	200	192
Charles River Laboratories International, Inc.
4.000% due 03/15/2031	375	326
4.250% due 05/01/2028	420	385
Charter Communications Operating LLC
3.500% due 06/01/2041	2,200	1,490
3.700% due 04/01/2051	6,600	4,175
3.750% due 02/15/2028	1,300	1,192
3.850% due 04/01/2061	3,325	2,014
3.900% due 06/01/2052	1,875	1,229
4.400% due 12/01/2061	2,525	1,707
5.125% due 07/01/2049	4,840	3,812

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.375% due 04/01/2038		500	426
5.375% due 05/01/2047		100	83
6.484% due 10/23/2045		2,200	2,070
6.949% (US0003M + 1.650%) due 02/01/2024 ~		3,604	3,620
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,410	1,278
5.875% due 03/31/2025		4,950	4,929
Cheniere Energy Partners LP 4.000% due 03/01/2031		2,625	2,314
Cheniere Energy, Inc. 4.625% due 10/15/2028		3,625	3,389
Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	2,003
5.500% due 01/15/2028		$300	272
Chesapeake Energy Corp.
5.500% due 02/01/2026		1,600	1,561
5.875% due 02/01/2029		225	214
6.750% due 04/15/2029		1,525	1,515
Chobani LLC 4.625% due 11/15/2028		900	820
Choice Hotels International, Inc. 3.700% due 12/01/2029		1,850	1,597
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		1,725	1,531
4.875% due 07/01/2029		1,200	1,066
CommScope, Inc.
4.750% due 09/01/2029		3,000	2,368
6.000% due 03/01/2026		593	553
7.125% due 07/01/2028 (l)		3,110	2,212
8.250% due 03/01/2027		965	773
Community Health Systems, Inc.
5.250% due 05/15/2030		2,150	1,696
5.625% due 03/15/2027		2,275	2,007
6.000% due 01/15/2029		1,000	842
6.875% due 04/15/2029		2,975	1,861
Connect Finco SARL 6.750% due 10/01/2026		2,840	2,761
Consolidated Communications, Inc. 5.000% due 10/01/2028		550	413
Constellation Brands, Inc. 4.100% due 02/15/2048		1,000	816
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		619	367
Continental Resources, Inc. 4.375% due 01/15/2028		500	470
Continental Wind LLC 6.000% due 02/28/2033		160	162
CoStar Group, Inc. 2.800% due 07/15/2030		1,020	843
Coty, Inc.
3.875% due 04/15/2026	EUR	775	822
5.000% due 04/15/2026		$3,075	2,950
CSC Holdings LLC
5.375% due 02/01/2028		900	725
6.500% due 02/01/2029		650	526
CVS Health Corp.
3.250% due 08/15/2029		100	90
4.780% due 03/25/2038		715	660
CVS Pass-Through Trust
5.773% due 01/10/2033		236	227
5.926% due 01/10/2034		26	24
6.036% due 12/10/2028		57	56
6.943% due 01/10/2030		5,637	5,746
7.507% due 01/10/2032		4,216	4,400
8.353% due 07/10/2031		919	990
DAE Funding LLC
1.550% due 08/01/2024		2,250	2,137
1.625% due 02/15/2024		4,300	4,146
2.625% due 03/20/2025		4,000	3,766
DCP Midstream Operating LP
3.250% due 02/15/2032		2,350	1,992
5.625% due 07/15/2027		1,170	1,169
Dell International LLC
3.450% due 12/15/2051		3,900	2,619
6.020% due 06/15/2026		3,300	3,356
8.100% due 07/15/2036		594	695
Dell, Inc. 6.500% due 04/15/2038		1,920	1,983
Delta Air Lines, Inc.
4.500% due 10/20/2025		3,000	2,936
4.750% due 10/20/2028		2,705	2,628
Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK) 9.000% due 04/22/2027 (b)		2,989	2,885
Diamond Sports Group LLC
5.375% due 08/15/2026 ^(c)		3,163	109
6.625% due 08/15/2027 ^(c)		1,677	43

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

DirecTV Financing LLC 5.875% due 08/15/2027	3,400	3,083
DISH DBS Corp.
5.250% due 12/01/2026	1,950	1,568
5.750% due 12/01/2028	5,000	3,728
DISH Network Corp. 11.750% due 11/15/2027	3,100	3,029
DT Midstream, Inc.
4.125% due 06/15/2029	1,480	1,300
4.375% due 06/15/2031	1,880	1,622
eBay, Inc. 2.700% due 03/11/2030	1,090	937
Ecopetrol SA 7.375% due 09/18/2043	2,130	1,778
Edgewell Personal Care Co. 4.125% due 04/01/2029	1,300	1,136
Edwards Lifesciences Corp. 4.300% due 06/15/2028	368	356
Elanco Animal Health, Inc. 6.650% due 08/28/2028	1,470	1,430
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	1,700	1,040
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	1,000	917
4.700% due 05/07/2050	4,700	3,897
Energy Transfer LP
3.750% due 05/15/2030	780	704
5.000% due 05/15/2050	675	571
5.250% due 04/15/2029	200	195
5.875% due 01/15/2024	130	130
5.950% due 12/01/2025	40	40
6.125% due 12/15/2045	2,080	1,979
6.500% due 02/01/2042	800	811
EnLink Midstream LLC 5.625% due 01/15/2028	750	727
Enterprise Products Operating LLC 4.200% due 01/31/2050	200	167
EQM Midstream Partners LP
4.500% due 01/15/2029	2,220	1,982
6.000% due 07/01/2025	144	143
6.500% due 07/01/2027	1,930	1,905
EQT Corp.
5.000% due 01/15/2029	900	848
7.000% due 02/01/2030	2,000	2,096
Expedia Group, Inc.
2.950% due 03/15/2031	364	307
3.250% due 02/15/2030	90	78
4.625% due 08/01/2027	400	388
6.250% due 05/01/2025	1,323	1,328
FAGE International SA 5.625% due 08/15/2026	741	702
Fair Isaac Corp. 4.000% due 06/15/2028	2,095	1,924
Ferguson Finance PLC 3.250% due 06/02/2030	600	521
First Student Bidco, Inc. 4.000% due 07/31/2029	2,675	2,269
Fiserv, Inc. 4.400% due 07/01/2049	520	440
Ford Motor Co. 3.250% due 02/12/2032	1,900	1,496
Foundation Building Materials, Inc. 6.000% due 03/01/2029	375	314
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,920	2,739
4.375% due 08/01/2028	1,000	944
5.250% due 09/01/2029	500	492
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	2,940	2,232
Frontier Communications Holdings LLC
5.875% due 10/15/2027	2,750	2,527
6.750% due 05/01/2029	1,220	948
Full House Resorts, Inc. 8.250% due 02/15/2028	2,975	2,787
Gap, Inc.
3.625% due 10/01/2029	3,100	2,194
3.875% due 10/01/2031	1,550	1,063
Garda World Security Corp. 4.625% due 02/15/2027	660	605
Gartner, Inc.
3.750% due 10/01/2030	2,825	2,463
4.500% due 07/01/2028	910	851
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034	5,500	4,917
Gen Digital, Inc. 5.000% due 04/15/2025	185	181

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

General Motors Co. 6.800% due 10/01/2027 (j)		600	624
Global Medical Response, Inc. 6.500% due 10/01/2025		175	96
Global Partners LP 6.875% due 01/15/2029		1,670	1,553
Globo Comunicacao e Participacoes SA 4.875% due 01/22/2030		500	399
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		290	276
goeasy Ltd. 5.375% due 12/01/2024		4,030	3,913
GoTo Group, Inc. 5.500% due 09/01/2027		2,060	1,136
Graphic Packaging International LLC 3.500% due 03/01/2029		1,610	1,410
Gray Oak Pipeline LLC 3.450% due 10/15/2027		470	420
Grifols Escrow Issuer SA
3.875% due 10/15/2028	EUR	1,750	1,639
4.750% due 10/15/2028		$900	782
GYP Holdings Corp. 4.625% due 05/01/2029		400	353
HCA, Inc.
3.500% due 09/01/2030		1,230	1,079
4.500% due 02/15/2027		3,360	3,243
5.375% due 09/01/2026		2,813	2,792
5.625% due 09/01/2028		3,224	3,228
5.875% due 02/15/2026		205	205
5.875% due 02/01/2029		1,600	1,611
HealthEquity, Inc. 4.500% due 10/01/2029		2,000	1,765
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	5,321
3.750% due 05/01/2029		5,000	4,443
4.000% due 05/01/2031		1,375	1,195
5.750% due 05/01/2028		1,500	1,478
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		1,100	924
5.000% due 06/01/2029		1,675	1,488
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		582	565
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027		900	858
iHeartCommunications, Inc.
6.375% due 05/01/2026		529	445
8.375% due 05/01/2027		959	640
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (b)	EUR	1,200	1,186
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		$1,650	1,553
Imola Merger Corp. 4.750% due 05/15/2029		1,825	1,589
INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	1,000	980
3.375% due 01/15/2026		$1,100	1,005
Infor, Inc. 1.750% due 07/15/2025		900	822
Innophos Holdings, Inc. 9.375% due 02/15/2028		1,130	1,122
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		2,150	1,830
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		5,213	4,759
Inter Media & Communication SpA 6.750% due 02/09/2027	EUR	800	846
IQVIA, Inc. 5.700% due 05/15/2028		$1,000	991
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (b)		575	548
Jaguar Land Rover Automotive PLC
4.500% due 07/15/2028	EUR	3,000	2,869
6.875% due 11/15/2026		2,725	2,961
JetBlue Pass-Through Trust 4.000% due 05/15/2034		$1,606	1,467
John Lewis PLC 4.250% due 12/18/2034	GBP	800	634
Kinder Morgan, Inc. 7.750% due 01/15/2032		$10,100	11,409
Kraft Heinz Foods Co.
4.375% due 06/01/2046		7,600	6,464
5.000% due 06/04/2042		4,000	3,746
6.875% due 01/26/2039		1,000	1,128
Lamar Media Corp.
3.625% due 01/15/2031		775	654
4.000% due 02/15/2030		500	438

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

Las Vegas Sands Corp. 3.900% due 08/08/2029		1,630	1,456
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026		500	451
Leidos, Inc.
2.300% due 02/15/2031		950	749
4.375% due 05/15/2030		640	588
Lenovo Group Ltd. 3.421% due 11/02/2030		3,000	2,530
Level 3 Financing, Inc.
3.400% due 03/01/2027		600	510
3.625% due 01/15/2029		4,250	2,554
3.750% due 07/15/2029		1,825	1,101
3.875% due 11/15/2029		980	781
Leviathan Bond Ltd. 6.500% due 06/30/2027		1,470	1,411
LifePoint Health, Inc. 5.375% due 01/15/2029		1,875	1,109
Live Nation Entertainment, Inc. 4.750% due 10/15/2027		480	448
Marriott International, Inc. 3.500% due 10/15/2032		2,210	1,911
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		575	497
Masco Corp. 4.500% due 05/15/2047		490	397
Masonite International Corp. 3.500% due 02/15/2030		5,300	4,465
Mattel, Inc.
3.375% due 04/01/2026		875	806
3.750% due 04/01/2029		725	639
5.875% due 12/15/2027		400	393
MEG Energy Corp. 5.875% due 02/01/2029		550	518
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		700	668
5.250% due 04/26/2026		1,700	1,575
5.375% due 12/04/2029		5,700	4,736
5.625% due 07/17/2027		1,630	1,478
MGM China Holdings Ltd.
4.750% due 02/01/2027		3,900	3,553
5.375% due 05/15/2024		2,250	2,217
5.875% due 05/15/2026		2,675	2,551
MGM Resorts International 5.500% due 04/15/2027		1,110	1,065
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		1,400	1,238
Mileage Plus Holdings LLC 6.500% due 06/20/2027		640	642
Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	1,883
MMK International Capital DAC 4.375% due 06/13/2024 ^«(c)		$3,300	198
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		1,175	1,003
MPLX LP 4.250% due 12/01/2027		100	95
Mundys SpA 1.625% due 02/03/2025	EUR	500	522
National Fuel Gas Co. 2.950% due 03/01/2031		$1,150	921
NCL Corp. Ltd.
3.625% due 12/15/2024		2,150	2,071
5.875% due 02/15/2027		900	877
NCR Corp. 5.000% due 10/01/2028		3,740	3,342
Netflix, Inc.
3.625% due 05/15/2027	EUR	4,730	5,047
3.625% due 06/15/2030		2,000	2,081
3.875% due 11/15/2029		3,200	3,410
4.875% due 06/15/2030		$2,560	2,522
5.375% due 11/15/2029		1,655	1,663
5.875% due 11/15/2028		5,900	6,108
6.375% due 05/15/2029		1,070	1,133
New Albertsons LP 6.570% due 02/23/2028		800	811
Newell Brands, Inc. 4.875% due 06/01/2025		480	463
Newfold Digital Holdings Group, Inc. 6.000% due 02/15/2029		1,325	996
Nexstar Media, Inc. 5.625% due 07/15/2027		450	420
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	1,500	1,471
4.345% due 09/17/2027		$3,000	2,731
4.810% due 09/17/2030		5,880	5,162

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

Noble Finance LLC 8.000% due 04/15/2030		2,000	2,035
Northriver Midstream Finance LP 5.625% due 02/15/2026		2,350	2,194
Novelis Corp.
3.250% due 11/15/2026		600	544
3.875% due 08/15/2031		700	577
NPC Ukrenergo 6.875% due 11/09/2028 ^(c)		600	129
NuStar Logistics LP
5.750% due 10/01/2025		1,800	1,757
6.375% due 10/01/2030		1,310	1,251
NVR, Inc. 3.000% due 05/15/2030		940	815
NXP BV
3.150% due 05/01/2027		200	184
3.875% due 06/18/2026		1,400	1,345
Occidental Petroleum Corp.
5.500% due 12/01/2025 (j)		2,625	2,594
6.375% due 09/01/2028		3,980	4,050
6.450% due 09/15/2036		250	257
6.625% due 09/01/2030		1,990	2,070
8.875% due 07/15/2030		1,040	1,196
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (f)(h)		3,197	8
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	1,512
4.250% due 10/01/2028		$1,700	1,345
ON Semiconductor Corp. 3.875% due 09/01/2028		1,820	1,658
Open Text Holdings, Inc. 4.125% due 02/15/2030		600	509
Oracle Corp.
3.600% due 04/01/2040		2,110	1,633
3.600% due 04/01/2050		4,700	3,361
3.850% due 04/01/2060		4,700	3,316
3.950% due 03/25/2051 (j)		1,200	908
4.000% due 11/15/2047		3,000	2,312
Organon & Co. 4.125% due 04/30/2028		8,000	7,109
Outfront Media Capital LLC
4.250% due 01/15/2029		950	799
5.000% due 08/15/2027		460	418
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		1,000	867
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		3,100	2,745
Pelabuhan Indonesia Persero PT 5.375% due 05/05/2045		2,000	1,888
Penske Truck Leasing Co. LP
3.350% due 11/01/2029		100	85
3.450% due 07/01/2024		1,610	1,569
Performance Food Group, Inc. 6.875% due 05/01/2025		800	801
Pertamina Persero PT
4.150% due 02/25/2060		1,000	747
4.175% due 01/21/2050		1,500	1,185
4.700% due 07/30/2049		3,000	2,543
5.625% due 05/20/2043		3,100	2,991
6.500% due 05/27/2041		3,000	3,113
6.500% due 11/07/2048		3,500	3,644
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		11,221	396
5.500% due 04/12/2037 ^(c)		47,485	1,840
Petroleos Mexicanos
6.350% due 02/12/2048		4,526	2,742
6.375% due 01/23/2045		8,510	5,235
6.625% due 06/15/2035		3,000	2,095
6.625% due 06/15/2038		6,400	4,279
6.700% due 02/16/2032		2,538	1,932
6.750% due 09/21/2047		13,456	8,462
6.950% due 01/28/2060		7,462	4,660
7.690% due 01/23/2050		22,770	15,453
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		900	865
PetSmart, Inc.
4.750% due 02/15/2028		1,950	1,804
7.750% due 02/15/2029		825	821
Post Holdings, Inc.
4.625% due 04/15/2030		2,510	2,202
5.625% due 01/15/2028		200	192
Presidio Holdings, Inc.
4.875% due 02/01/2027		1,810	1,701
8.250% due 02/01/2028		460	439
Prestige Brands, Inc.
3.750% due 04/01/2031		850	705

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.125% due 01/15/2028		100	95
Prime Security Services Borrower LLC
3.375% due 08/31/2027		3,400	3,002
5.750% due 04/15/2026		1,440	1,415
Prosus NV
1.539% due 08/03/2028	EUR	1,500	1,350
1.985% due 07/13/2033		2,350	1,764
3.061% due 07/13/2031		$1,850	1,447
3.680% due 01/21/2030		1,200	1,019
3.832% due 02/08/2051		2,000	1,230
4.027% due 08/03/2050		900	566
PTC, Inc. 4.000% due 02/15/2028		200	184
Quanta Services, Inc. 2.900% due 10/01/2030		975	829
Radiate Holdco LLC
4.500% due 09/15/2026		4,000	3,195
6.500% due 09/15/2028		1,300	761
Rede D'or Finance SARL 4.500% due 01/22/2030		684	584
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		478	448
Rockies Express Pipeline LLC 4.800% due 05/15/2030		1,430	1,251
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029		1,000	897
Rolls-Royce PLC 4.625% due 02/16/2026	EUR	1,000	1,075
S&P Global, Inc.
4.250% due 05/01/2029		$400	389
4.750% due 08/01/2028		345	343
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		2,300	2,189
5.625% due 03/01/2025		7,544	7,518
5.750% due 05/15/2024		4,900	4,893
Sabre Global, Inc. 7.375% due 09/01/2025		740	658
Sands China Ltd.
3.350% due 03/08/2029		3,700	3,087
3.750% due 08/08/2031		2,100	1,711
4.300% due 01/08/2026		1,000	941
5.625% due 08/08/2025		2,100	2,050
5.900% due 08/08/2028		4,100	3,912
Santos Finance Ltd. 3.649% due 04/29/2031		1,325	1,101
Sasol Financing USA LLC
4.375% due 09/18/2026		1,800	1,595
5.875% due 03/27/2024		5,300	5,236
Saudi Arabian Oil Co.
3.250% due 11/24/2050		550	383
3.500% due 11/24/2070		2,000	1,333
Seagate HDD Cayman 9.625% due 12/01/2032		3,698	4,085
Sensata Technologies BV 4.000% due 04/15/2029		2,500	2,228
SIG Combibloc PurchaseCo SARL 2.125% due 06/18/2025	EUR	1,400	1,476
Simmons Foods, Inc. 4.625% due 03/01/2029		$250	201
Sirius XM Radio, Inc.
3.875% due 09/01/2031		1,050	813
4.125% due 07/01/2030		1,200	981
Smith & Nephew PLC 2.032% due 10/14/2030		1,700	1,377
Southern Co. 3.700% due 04/30/2030		2,300	2,111
Southwestern Energy Co. 5.375% due 02/01/2029		660	622
Spectrum Brands, Inc.
3.875% due 03/15/2031		425	349
5.500% due 07/15/2030		2,100	1,918
Speedway Motorsports LLC 4.875% due 11/01/2027		950	881
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		1,140	1,128
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		73	60
4.100% due 10/01/2029		349	317
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		2,090	2,069
SRS Distribution, Inc.
4.625% due 07/01/2028		1,525	1,364
6.125% due 07/01/2029		500	432
Stagwell Global LLC 5.625% due 08/15/2029		3,000	2,571

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,990	3,878
3.375% due 01/15/2031		$6,420	5,175
4.375% due 07/15/2030		1,190	1,032
4.750% due 01/15/2028		1,200	1,119
5.000% due 02/15/2027		1,170	1,116
Station Casinos LLC
4.500% due 02/15/2028		1,220	1,097
4.625% due 12/01/2031		2,000	1,687
Stryker Corp. 2.900% due 06/15/2050		400	278
Sunoco LP 4.500% due 05/15/2029		1,875	1,666
Superior Plus LP 4.500% due 03/15/2029		800	702
Syneos Health, Inc. 3.625% due 01/15/2029		1,500	1,468
T-Mobile USA, Inc.
2.050% due 02/15/2028		2,300	1,996
2.250% due 02/15/2026		1,300	1,196
2.550% due 02/15/2031		1,165	969
2.625% due 02/15/2029		2,475	2,152
2.875% due 02/15/2031		3,210	2,716
3.000% due 02/15/2041		1,700	1,244
3.300% due 02/15/2051		1,000	702
3.500% due 04/15/2031		3,325	2,937
3.750% due 04/15/2027		760	720
3.875% due 04/15/2030		4,650	4,287
TeamSystem SpA 3.500% due 02/15/2028	EUR	400	382
Teck Resources Ltd. 3.900% due 07/15/2030		$1,040	947
TEGNA, Inc.
4.625% due 03/15/2028		2,150	1,905
4.750% due 03/15/2026		1,000	956
Teleflex, Inc. 4.625% due 11/15/2027		200	189
Tencent Holdings Ltd.
3.240% due 06/03/2050		1,200	788
3.290% due 06/03/2060		1,000	621
3.925% due 01/19/2038		200	165
3.940% due 04/22/2061		2,000	1,426
Tenet Healthcare Corp.
4.375% due 01/15/2030		1,200	1,084
4.625% due 06/15/2028		660	617
TK Elevator Midco GmbH 4.375% due 07/15/2027	EUR	1,000	979
Topaz Solar Farms LLC 5.750% due 09/30/2039		$640	629
TopBuild Corp. 4.125% due 02/15/2032		1,000	853
TransDigm, Inc. 4.625% due 01/15/2029		775	690
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		800	655
Travel & Leisure Co.
4.500% due 12/01/2029		2,100	1,789
4.625% due 03/01/2030		1,100	932
5.650% due 04/01/2024		9,291	9,193
6.000% due 04/01/2027		188	183
TreeHouse Foods, Inc. 4.000% due 09/01/2028		1,690	1,458
TripAdvisor, Inc. 7.000% due 07/15/2025		870	871
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		200	184
Twilio, Inc. 3.625% due 03/15/2029		1,800	1,533
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		226	211
U.S. Foods, Inc. 4.750% due 02/15/2029		600	550
U.S. Renal Care, Inc. 10.625% due 07/15/2027		2,227	568
Uber Technologies, Inc. 4.500% due 08/15/2029		950	876
United Airlines Pass-Through Trust
2.700% due 11/01/2033		258	217
2.900% due 11/01/2029		555	482
3.100% due 01/07/2030		195	177
3.500% due 09/01/2031		392	354
4.150% due 02/25/2033		1,125	1,034
5.800% due 07/15/2037		3,000	3,054
5.875% due 04/15/2029		3,787	3,760
United Airlines, Inc.
4.375% due 04/15/2026		5,080	4,831

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

4.625% due 04/15/2029		1,400	1,277
Univision Communications, Inc.
4.500% due 05/01/2029		2,400	2,065
6.625% due 06/01/2027		4,210	4,076
Valaris Ltd. 8.375% due 04/30/2030		1,000	1,004
Vale Overseas Ltd.
3.750% due 07/08/2030		460	405
6.875% due 11/10/2039		770	807
Valvoline, Inc. 3.625% due 06/15/2031		1,375	1,119
Verisure Holding AB 3.250% due 02/15/2027	EUR	2,000	1,944
Veritas US, Inc. 7.500% due 09/01/2025		$1,040	845
Vertiv Group Corp. 4.125% due 11/15/2028		1,775	1,601
Viasat, Inc.
5.625% due 09/15/2025		500	485
6.500% due 07/15/2028		1,590	1,349
Viavi Solutions, Inc. 3.750% due 10/01/2029		1,300	1,106
Viking Cruises Ltd.
7.000% due 02/15/2029		1,200	1,117
13.000% due 05/15/2025		3,030	3,184
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		550	504
Viper Energy Partners LP 5.375% due 11/01/2027		660	634
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	5,213
5.000% due 04/15/2027		3,200	3,696
5.250% due 05/15/2029		100	108
5.500% due 05/15/2029		$8,710	7,887
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028	GBP	3,100	3,133
Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	2,400	2,158
4.250% due 01/31/2031		$3,850	3,116
VOC Escrow Ltd. 5.000% due 02/15/2028		2,518	2,313
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	400	379
Western Digital Corp. 4.750% due 02/15/2026		$3,040	2,898
Western Midstream Operating LP
3.350% due 02/01/2025		200	191
4.300% due 02/01/2030		2,320	2,085
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		100	96
White Cap Buyer LLC 6.875% due 10/15/2028		1,050	953
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)		700	671
Windstream Escrow LLC 7.750% due 08/15/2028		1,000	831
WMG Acquisition Corp. 2.250% due 08/15/2031	EUR	800	695
WR Grace Holdings LLC 4.875% due 06/15/2027		$3,810	3,538
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		2,760	2,523
Wynn Las Vegas LLC
5.250% due 05/15/2027		3,800	3,604
5.500% due 03/01/2025		1,225	1,207
Wynn Macau Ltd.
5.500% due 01/15/2026		2,620	2,436
5.500% due 10/01/2027		200	178
5.625% due 08/26/2028		5,325	4,652
Wynn Resorts Finance LLC 5.125% due 10/01/2029		2,250	2,019
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,630	1,627
Yum! Brands, Inc. 4.625% due 01/31/2032		2,125	1,922
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		2,000	1,415
ZF North America Capital, Inc. 6.875% due 04/14/2028		2,000	2,027
ZipRecruiter, Inc. 5.000% due 01/15/2030		1,000	853

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

ZoomInfo Technologies LLC 3.875% due 02/01/2029		1,200	1,033

			920,571

UTILITIES 5.3%
Alabama Power Co. 1.450% due 09/15/2030		1,570	1,244
Ameren Illinois Co. 3.250% due 03/15/2050		300	220
AT&T, Inc.
2.550% due 12/01/2033		547	430
2.750% due 06/01/2031		2,000	1,688
3.500% due 06/01/2041		2,000	1,537
3.500% due 09/15/2053		2,526	1,790
3.550% due 09/15/2055		10,091	7,072
3.650% due 09/15/2059		5,552	3,869
3.800% due 12/01/2057		1,157	839
Atlantica Sustainable Infrastructure PLC 4.125% due 06/15/2028		575	513
Blue Racer Midstream LLC 7.625% due 12/15/2025		325	329
Centrais Eletricas Brasileiras SA 3.625% due 02/04/2025		600	575
Clearway Energy Operating LLC 3.750% due 02/15/2031		2,665	2,214
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		600	567
Crestwood Midstream Partners LP 6.000% due 02/01/2029		1,975	1,846
CrownRock LP 5.000% due 05/01/2029		1,325	1,243
Diamond Offshore Drilling, Inc. 9.000% due 12/21/2026 «		47	45
Duke Energy Florida LLC 1.750% due 06/15/2030		900	733
Edison International 3.550% due 11/15/2024		400	387
Electricite de France SA 5.250% due 10/13/2055		300	246
Enel Finance International NV
2.250% due 07/12/2031		1,700	1,333
2.650% due 09/10/2024		2,200	2,118
6.000% due 10/07/2039		1,300	1,278
Entergy Corp. 2.950% due 09/01/2026		100	92
Entergy Texas, Inc. 1.750% due 03/15/2031		2,000	1,581
Eskom Holdings SOC Ltd.
6.350% due 08/10/2028		3,800	3,548
6.750% due 08/06/2023		1,000	997
Exelon Corp.
4.050% due 04/15/2030		790	739
4.700% due 04/15/2050		200	177
FirstEnergy Corp. 2.250% due 09/01/2030		280	228
FirstEnergy Transmission LLC 2.866% due 09/15/2028		2,000	1,762
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		4,800	3,000
3.250% due 02/25/2030		3,430	2,178
Genesis Energy LP 8.000% due 01/15/2027		1,525	1,489
India Green Energy Holdings 5.375% due 04/29/2024		1,200	1,173
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		300	272
Kentucky Utilities Co. 3.300% due 06/01/2050		100	71
Lumen Technologies, Inc. 4.000% due 02/15/2027		580	433
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		650	615
Narragansett Electric Co. 3.395% due 04/09/2030		600	536
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	6,900	4,151
NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,519
7.768% due 12/15/2037		1,139	1,218
NiSource, Inc. 3.600% due 05/01/2030		1,000	902
ONEOK, Inc. 6.350% due 01/15/2031		1,000	1,031
Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	257

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

2.500% due 02/01/2031	1,400	1,097
2.950% due 03/01/2026	400	367
3.150% due 01/01/2026	1,110	1,031
3.250% due 06/01/2031	350	285
3.300% due 03/15/2027	700	636
3.300% due 12/01/2027	2,900	2,545
3.400% due 08/15/2024	800	774
3.500% due 06/15/2025	1,610	1,525
3.500% due 08/01/2050	130	83
3.750% due 02/15/2024	890	875
3.750% due 07/01/2028	150	135
3.750% due 08/15/2042	100	69
3.950% due 12/01/2047	1,000	683
4.200% due 03/01/2029	2,000	1,799
4.200% due 06/01/2041	500	373
4.250% due 08/01/2023	100	100
4.250% due 03/15/2046	200	143
4.300% due 03/15/2045	600	429
4.450% due 04/15/2042	500	379
4.500% due 07/01/2040	1,400	1,090
4.550% due 07/01/2030	544	493
4.600% due 06/15/2043	300	227
4.650% due 08/01/2028	800	740
4.950% due 07/01/2050	444	349
Pattern Energy Operations LP 4.500% due 08/15/2028	920	841
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030	5,200	4,453
4.000% due 06/30/2050	5,400	3,865
4.375% due 02/05/2050	1,000	754
4.875% due 07/17/2049	3,200	2,615
6.150% due 05/21/2048	2,820	2,729
6.250% due 01/25/2049	2,000	1,972
Rio Oil Finance Trust
8.200% due 04/06/2028	1,977	1,989
9.250% due 07/06/2024	3,874	3,912
San Diego Gas & Electric Co. 1.700% due 10/01/2030	1,900	1,521
Southern California Edison Co.
2.850% due 08/01/2029	100	88
3.650% due 02/01/2050	1,475	1,099
4.650% due 10/01/2043	800	702
4.875% due 03/01/2049	300	270
5.625% due 02/01/2036	1,000	992
6.650% due 04/01/2029	200	207
Southern California Gas Co. 2.550% due 02/01/2030	800	689
Southern Gas Corridor CJSC 6.875% due 03/24/2026	6,980	7,103
Sprint LLC
7.125% due 06/15/2024	12,045	12,164
7.625% due 02/15/2025	12,440	12,718
7.625% due 03/01/2026	2,725	2,833
7.875% due 09/15/2023	8,155	8,182
System Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,089
Tallgrass Energy Partners LP
6.000% due 12/31/2030	2,775	2,448
7.500% due 10/01/2025	930	929
Targa Resources Partners LP
4.000% due 01/15/2032	775	671
4.875% due 02/01/2031	4,645	4,298
6.875% due 01/15/2029	580	592
Telecom Italia Capital SA
7.200% due 07/18/2036	100	86
7.721% due 06/04/2038	150	133
Tierra Mojada Luxembourg SARL 5.750% due 12/01/2040	4,844	4,149
Verizon Communications, Inc.
2.550% due 03/21/2031	1,800	1,503
2.987% due 10/30/2056	4,300	2,734
Vodafone Group PLC
4.375% due 02/19/2043	3,700	3,110
4.875% due 06/19/2049	930	824
5.125% due 06/19/2059	700	622
5.250% due 05/30/2048	1,000	940
7.875% due 02/15/2030	300	345

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

VTR Comunicaciones SpA 5.125% due 01/15/2028	1,836	958

		173,441

Total Corporate Bonds & Notes (Cost $1,881,970)		1,595,926

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	700	795

Total Municipal Bonds & Notes (Cost $934)		795

U.S. GOVERNMENT AGENCIES 8.1%
Fannie Mae
0.000% due 09/25/2040 •(a)	356	9
0.650% due 09/25/2037 •(a)	406	25
5.596% due 10/18/2030 •	1	1
6.500% due 06/25/2028	13	13
6.850% due 12/18/2027	7	7
Fannie Mae, TBA
6.000% due 08/01/2053	7,400	7,464
6.500% due 08/01/2053	41,400	42,247
Freddie Mac
5.176% due 10/25/2044 - 02/25/2045 •	30	28
5.376% due 07/25/2044 •	42	39
5.693% due 09/15/2030 •	2	3
6.500% due 07/25/2043	4	4
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2026 ~	2	2
2.750% due 11/20/2026 - 11/20/2027 •	5	5
2.875% (H15T1Y + 1.500%) due 05/20/2026 ~	2	2
3.625% (H15T1Y + 1.500%) due 03/20/2026 ~	2	2
6.112% due 09/16/2042 ~	168	167
U.S. Small Business Administration
4.340% due 03/01/2024	2	2
Uniform Mortgage-Backed Security
3.000% due 02/01/2047	594	529
3.500% due 11/01/2045 - 10/01/2048	6,194	5,720
4.000% due 07/01/2048 - 06/01/2049	1,410	1,346
5.000% due 11/01/2035	18	18
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2053	77,600	68,406
4.500% due 08/01/2053	86,200	82,920
5.000% due 08/01/2053 - 09/01/2053	30,100	29,501
6.000% due 07/01/2053	27,900	28,149

Total U.S. Government Agencies (Cost $268,563)		266,609

U.S. TREASURY OBLIGATIONS 11.9%
U.S. Treasury Bonds
1.750% due 08/15/2041	14,900	10,479
1.875% due 02/15/2041	57,400	41,729
2.875% due 05/15/2043	12,532	10,490
3.750% due 11/15/2043	1,500	1,434
3.125% due 02/15/2042	30,600	26,913
3.125% due 02/15/2043	18,631	16,259
U.S. Treasury Notes
2.000% due 06/30/2024 (n)	42,600	41,198
2.125% due 02/29/2024 (n)(p)	17,100	16,739
2.125% due 07/31/2024	34,200	33,037
2.125% due 09/30/2024 (n)(p)	22,400	21,545
2.250% due 11/15/2024 (n)(p)	16,300	15,657
2.250% due 12/31/2024 (n)	87,000	83,319
2.750% due 08/15/2032	14,400	13,204
3.500% due 02/15/2033	12,600	12,275
3.750% due 04/15/2026	50,000	48,943

Total U.S. Treasury Obligations (Cost $433,514)		393,221

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
Adjustable Rate Mortgage Trust 3.285% due 01/25/2036 ^«~	34	30
American Home Mortgage Assets Trust
4.676% due 02/25/2047 •	19,912	8,172
5.340% due 05/25/2046 ^•	122	102
5.360% due 10/25/2046 •	416	230
American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	1,902	1,414
7.369% due 12/25/2035 •	480	172
BAMLL Commercial Mortgage Securities Trust 6.250% due 04/15/2036 •	3,600	3,561

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

Banc of America Funding Trust
2.372% due 03/20/2036 «~	11	10
3.616% due 09/20/2035 ^~	28	22
5.500% due 01/25/2036 «	35	33
6.000% due 07/25/2037 ^	213	174
6.000% due 08/25/2037 ^	59	46
Banc of America Mortgage Trust
3.896% due 02/25/2036 ^~	7	6
3.993% due 11/20/2046 ^~	436	390
4.596% due 06/25/2035 ~	53	45
6.000% due 10/25/2036 ^«	71	58
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	600	566
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	1	1
3.777% due 01/25/2035 ~	216	201
3.907% due 01/25/2034 ~	1	1
4.033% due 01/25/2035 ~	5	5
4.146% due 08/25/2035 ^~	245	223
4.201% due 01/25/2034 ~	4	3
4.482% due 02/25/2033 «~	1	1
4.524% due 02/25/2036 ^~	171	154
Bear Stearns ALT-A Trust
3.731% due 11/25/2036 ^~	112	53
3.781% due 11/25/2036 ~	96	54
3.817% due 11/25/2036 ^~	2,073	1,096
3.827% due 03/25/2036 ^~	139	106
3.932% due 08/25/2036 ^~	278	193
4.195% due 05/25/2035 ~	65	61
4.202% due 09/25/2035 ^~	336	209
5.490% due 08/25/2036 ^•	449	391
Chase Mortgage Finance Trust
5.500% due 11/25/2035	257	193
5.500% due 07/25/2037 ^	930	58
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.360% due 10/25/2046 •	643	631
5.400% due 01/25/2036 «•	51	45
Citigroup Commercial Mortgage Trust 3.209% due 05/10/2049	1,100	1,020
Citigroup Global Markets Mortgage Securities, Inc. 5.650% due 05/25/2032 «•	6	6
Citigroup Mortgage Loan Trust
3.904% due 09/25/2037 ^«~	44	38
3.928% due 05/25/2035 ~	97	94
3.974% due 09/25/2037 ^~	199	175
4.041% due 04/25/2037 ^~	177	150
4.321% due 03/25/2034 ~	9	9
4.418% due 08/25/2035 ^~	14	12
5.410% due 10/25/2035 •	76	71
6.980% due 05/25/2035 •	6	5
7.110% due 10/25/2035 ^•	99	97
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	455	394
Commercial Mortgage Trust 4.228% due 05/10/2051	1,000	935
Countrywide Alternative Loan Trust
3.369% due 10/25/2035 ^«~	7	6
3.940% due 02/25/2037 ^~	418	359
4.048% due 11/20/2035 •	2,058	1,914
4.976% due 12/25/2035 •	64	54
5.352% due 12/20/2046 ^•	743	623
5.367% due 07/20/2046 ^•	296	238
5.390% due 06/25/2036 •	1,707	1,545
5.437% due 09/20/2046 •	385	278
5.500% due 03/25/2035	3,636	3,167
5.500% due 11/25/2035 ^	512	309
5.500% due 12/25/2035 ^	348	228
5.500% due 01/25/2036	107	65
5.510% due 04/25/2046 •	5,400	4,803
5.550% due 02/25/2036 •	3,821	3,243
5.750% due 02/25/2035	279	199
6.000% due 10/25/2036	2,985	1,634
6.000% due 02/25/2037 ^	2,413	1,014
6.170% due 03/25/2037 ^•	85	49
6.250% due 11/25/2036 ^	691	534
6.250% due 12/25/2036 ^•	440	207
6.250% due 08/25/2037 ^	2,849	1,507
Countrywide Home Loan Mortgage Pass-Through Trust
4.198% due 02/25/2034 «~	60	57
4.241% due 07/20/2034 «~	74	68
5.500% due 01/25/2035	184	179
5.500% due 09/25/2035 ^	77	70
5.500% due 12/25/2035 ^	188	109
5.610% due 05/25/2035 •	63	53
6.000% due 05/25/2036 ^«	134	63
6.000% due 01/25/2037 ^	2,763	1,435

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

Countrywide Home Loan Reperforming REMIC Trust 5.490% due 06/25/2035 •		46	42
Credit Suisse First Boston Mortgage Securities Corp.
4.311% due 06/25/2033 «~		42	38
6.000% due 01/25/2036 ^		398	224
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.907% due 10/25/2035 «~		3	3
5.500% due 12/25/2035 ^		197	164
5.650% due 02/25/2035 •		1,020	971
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.800% due 07/25/2036 ^þ		79	64
Dragon Finance BV 4.571% due 07/13/2023 •	GBP	830	1,053
EMF-NL Prime BV 3.977% due 04/17/2041 •	EUR	415	433
Eurosail PLC
3.936% due 09/10/2044 •		4,400	4,527
5.690% due 09/13/2045 •	GBP	4,330	5,439
5.940% due 06/13/2045 •		3,262	4,101
First Horizon Mortgage Pass-Through Trust
4.152% due 02/25/2036 «~		$16	14
5.750% due 05/25/2037 ^		442	202
GMAC Mortgage Corp. Loan Trust
3.281% due 04/19/2036 ^~		31	24
3.620% due 11/19/2035 «~		29	25
GreenPoint Mortgage Funding Trust 5.690% due 11/25/2045 •		19	17
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.725% due 10/25/2033 «~		44	41
GSR Mortgage Loan Trust
3.905% due 05/25/2035 ~		133	112
3.935% due 01/25/2036 ^~		36	35
3.957% due 11/25/2035 ^~		57	33
4.481% due 11/25/2035 ~		95	95
4.485% due 06/25/2034 «~		10	9
4.490% due 05/25/2034 «~		63	55
4.662% due 09/25/2035 ~		4	4
5.730% due 08/25/2046		10,636	2,810
6.000% due 02/25/2036 ^		997	513
6.000% due 03/25/2037 ^		169	96
6.000% due 05/25/2037 ^		51	37
HarborView Mortgage Loan Trust
4.032% due 06/19/2036 ^~		106	60
5.347% due 09/19/2037 •		281	246
5.537% due 01/19/2038 •		387	358
5.567% due 12/19/2036 •		2,038	1,703
HomeBanc Mortgage Trust 5.670% due 01/25/2036 •		72	69
HPLY Trust 6.193% due 11/15/2036 •		766	757
IndyMac INDX Mortgage Loan Trust
3.334% due 07/25/2037 ~		96	63
3.597% due 08/25/2036 «~		49	34
3.717% due 06/25/2036 ~		201	173
5.630% due 07/25/2035 •		23	22
5.690% due 06/25/2037 ^•		68	78
JP Morgan Alternative Loan Trust 5.430% due 03/25/2037 •		488	487
JP Morgan Mortgage Trust
3.655% due 07/27/2037 ~		521	472
4.076% due 08/25/2035 ^~		107	89
4.111% due 04/25/2035 «~		142	133
4.172% due 04/25/2036 ^~		126	107
4.289% due 06/25/2037 ^~		541	418
4.289% due 06/25/2037 ^«~		149	112
4.366% due 07/25/2035 ~		13	12
4.440% due 06/25/2036 ^«~		43	30
4.683% due 07/25/2035 «~		4	4
5.750% due 01/25/2036 ^		189	93
Lehman XS Trust 5.510% due 07/25/2037 ^•		273	251
MASTR Adjustable Rate Mortgages Trust
2.874% due 11/25/2033 «~		11	9
4.716% due 01/25/2047 ^«•		72	69
5.630% due 05/25/2037 •		88	38
5.770% due 09/25/2037 •		1,084	1,058
5.830% due 05/25/2047 ^•		500	419
MASTR Alternative Loan Trust
5.000% due 09/26/2023 «		468	395
5.550% due 03/25/2036 ^•		502	51
Merrill Lynch Alternative Note Asset Trust
4.011% due 06/25/2037 ^~		89	52
5.470% due 01/25/2037 •		5,824	1,825
Merrill Lynch Mortgage Investors Trust
3.980% due 05/25/2034 «~		78	67
4.120% due 11/25/2035 •		33	31

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.570% due 02/25/2036 •		487	461
MFA Trust 1.381% due 04/25/2065 ~		3,034	2,726
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		3,612	3,396
Morgan Stanley Mortgage Loan Trust
3.103% due 11/25/2037 ~		572	379
6.000% due 10/25/2037 ^		3,912	2,358
MortgageIT Mortgage Loan Trust 5.650% due 09/25/2037 •		3,204	2,780
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		3,538	3,268
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.820% due 03/25/2047 þ		79	76
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.910% due 12/25/2035 •		425	394
Prime Mortgage Trust 5.650% due 02/25/2035 •		68	67
RBSGC Mortgage Loan Trust 5.500% due 11/25/2035 ^~		1,030	866
RBSSP Resecuritization Trust 6.500% due 10/26/2036 ~		923	782
Residential Accredit Loans, Inc. Trust
4.073% due 02/25/2035 ^~		49	40
5.328% due 02/25/2036 ^~		94	76
5.350% due 05/25/2037 •		223	195
5.530% due 07/25/2036 •		91	78
5.550% due 12/25/2046 ^•		125	110
5.610% due 05/25/2037 ^«•		36	30
6.000% due 06/25/2036 ^		52	42
6.000% due 05/25/2037 ^		46	37
6.500% due 07/25/2036 «		209	161
Residential Asset Securitization Trust
4.750% due 09/26/2023 «		231	48
5.550% due 01/25/2046 ^•		727	222
6.000% due 02/25/2036		322	148
6.250% due 09/25/2037 ^		1,857	808
Residential Funding Mortgage Securities, Inc. Trust
4.149% due 09/25/2035 ^~		125	81
4.609% due 02/25/2036 ^~		191	166
6.000% due 10/25/2036 ^		207	159
Stratton Mortgage Funding PLC 5.287% due 07/20/2060	GBP	1,595	2,025
Structured Adjustable Rate Mortgage Loan Trust
3.625% due 09/25/2036 ^~		$689	484
3.934% due 01/25/2035 ~		90	89
4.387% due 03/25/2036 ^~		41	30
4.455% due 09/25/2035 ~		461	414
5.550% due 04/25/2047 •		283	245
5.750% due 10/25/2034		2,189	1,937
Structured Asset Mortgage Investments Trust
5.590% due 05/25/2036 •		630	506
5.670% due 05/25/2046 ^«•		47	28
5.806% due 09/19/2032 •		5	5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.639% due 06/25/2033 «~		20	19
Towd Point Mortgage Funding
5.531% due 10/20/2051	GBP	1,078	1,371
5.635% due 10/20/2051 •		35	44
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$10,627	9,776
6.150% due 10/25/2048 •		8,466	8,410
6.150% due 05/25/2058 •		450	449
Verus Securitization Trust 3.889% due 03/25/2060 ~		100	94
Wachovia Mortgage Loan Trust LLC
3.522% due 08/20/2035 ^~		85	77
4.324% due 10/20/2035 ~		10	10
WaMu Mortgage Pass-Through Certificates Trust
3.633% due 12/25/2036 ^~		178	154
3.754% due 09/25/2036 ^~		153	131
3.772% due 02/25/2037 ^~		1,349	1,211
3.823% due 02/27/2034 •		9	9
4.008% due 12/25/2046 •		115	102
4.154% due 09/25/2033 ~		1,174	1,093
4.676% due 02/25/2047 ^•		290	247
4.726% due 06/25/2047 ^•		33	23
4.856% due 10/25/2046 ^•		537	461
4.976% due 08/25/2046 •		794	744
5.024% due 07/25/2046 •		489	411
5.176% due 11/25/2042 •		1	1
5.376% due 06/25/2042 •		1	1
5.376% due 08/25/2042 •		2	1
5.476% due 10/25/2046 •		87	79
5.670% due 11/25/2045 •		447	414
5.690% due 12/25/2045 •		369	335

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.790% due 08/25/2045 •	227	214
Washington Mutual Mortgage Pass-Through Certificates Trust
4.022% due 09/25/2036 þ	16,230	4,687
4.816% due 05/25/2047 ^«•	26	3
5.630% due 01/25/2047 ^•	331	297
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	900	759
4.218% due 07/15/2046 ~	46	46
Wells Fargo Mortgage-Backed Securities Trust
4.404% due 09/25/2033 «~	12	11
4.417% due 11/25/2037 ^~	195	169
4.678% due 04/25/2036 ^~	14	13

Total Non-Agency Mortgage-Backed Securities (Cost $152,249)		134,275

ASSET-BACKED SECURITIES 4.3%
Aames Mortgage Investment Trust 6.455% due 06/25/2035 •	8,000	7,049
Accredited Mortgage Loan Trust 5.207% due 04/25/2035 •	934	925
ACE Securities Corp. Home Equity Loan Trust 5.750% due 02/25/2036 •	78	77
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.425% due 04/25/2034 •	618	597
5.825% due 01/25/2036 •	2,440	2,390
5.930% due 05/25/2034 •	191	189
Argent Securities Trust 5.690% due 05/25/2036 •	567	141
Asset-Backed Funding Certificates Trust
5.310% due 01/25/2037 •	530	308
5.370% due 01/25/2037 •	2,269	1,319
5.750% due 10/25/2034 •	137	137
Bear Stearns Asset-Backed Securities Trust
5.885% due 09/25/2035 •	527	524
5.950% due 10/27/2032 •	13	13
5.950% due 09/25/2046 •	1,459	1,366
6.200% due 01/25/2037	6,008	5,579
6.200% due 08/25/2037 •	233	195
6.400% due 08/25/2037 •	240	235
Carrington Mortgage Loan Trust
5.630% due 06/25/2036 •	2,535	2,403
5.945% due 09/25/2035 •	1,006	961
5.975% due 02/25/2035 •	2,473	2,414
CIT Mortgage Loan Trust 6.500% due 10/25/2037 •	131	131
Citigroup Mortgage Loan Trust
5.540% due 06/25/2037 •	523	515
5.650% due 08/25/2036 •	1,483	1,438
7.250% due 05/25/2036 þ	144	77
Countrywide Asset-Backed Certificates Trust
4.342% due 10/25/2046 ^~	102	100
5.006% due 10/25/2035	4,502	4,398
5.370% due 09/25/2037 ^•	73	73
5.410% due 11/25/2037 •	3,893	3,485
5.440% due 06/25/2037 •	3,313	3,188
5.440% due 11/25/2037 •	5,852	5,349
5.456% due 07/25/2035 ~	3,267	3,173
5.470% due 09/25/2046 •	4	4
5.610% due 05/25/2037 •	1,889	1,778
5.850% due 11/25/2036 •	772	629
6.095% due 08/25/2035 «þ	108	103
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 ^þ	236	72
Fieldstone Mortgage Investment Trust 5.458% due 11/25/2036 •	920	535
First Franklin Mortgage Loan Trust
5.630% due 10/25/2036 •	821	555
6.425% due 07/25/2034 •	136	133
First NLC Trust
5.290% due 08/25/2037 •	139	71
5.430% due 08/25/2037 •	93	48
GSAA Home Equity Trust
5.490% due 09/25/2036 •	949	229
5.630% due 11/25/2036 •	11,297	3,991
5.750% due 03/25/2037 •	184	77
5.750% due 05/25/2047 •	112	75
Home Equity Asset Trust 5.710% due 08/25/2036 •	294	286
Home Equity Mortgage Loan Asset-Backed Trust
5.290% due 11/25/2036 •	5,238	4,707
5.340% due 04/25/2037 •	3,401	2,219
5.390% due 11/25/2036 •	1,600	1,193
5.810% due 03/25/2036 •	6,000	5,526
JP Morgan Mortgage Acquisition Corp.
5.660% due 02/25/2036 ^•	5,046	4,895
6.080% due 12/25/2035 •	2,190	2,096

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

JP Morgan Mortgage Acquisition Trust 5.450% due 07/25/2036 •		924	414
MASTR Asset-Backed Securities Trust
5.470% due 11/25/2036 •		9,691	5,770
5.975% due 10/25/2034 •		234	223
MASTR Specialized Loan Trust 6.275% due 11/25/2035 •		2,670	2,485
Merrill Lynch Mortgage Investors Trust
5.290% due 04/25/2047 •		1,001	417
5.410% due 03/25/2037 •		939	821
5.470% due 03/25/2037 •		490	430
Morgan Stanley ABS Capital, Inc. Trust
5.240% due 01/25/2037 •		485	222
5.290% due 10/25/2036 •		1,767	769
5.350% due 09/25/2036 •		1,484	557
5.370% due 10/25/2036 •		1,071	466
6.725% due 09/25/2034 «•		259	242
Morgan Stanley Home Equity Loan Trust 5.500% due 04/25/2037 •		156	82
Morgan Stanley Mortgage Loan Trust
5.870% due 04/25/2037 •		207	61
6.000% due 04/25/2037 ~		11,351	4,155
6.226% due 10/25/2036 ^þ		187	58
Nationstar Home Equity Loan Trust 5.450% due 03/25/2037		3,000	2,523
New Century Home Equity Loan Trust 6.035% due 05/25/2034 •		4,125	4,003
Option One Mortgage Loan Trust
5.290% due 03/25/2037 •		233	209
5.370% due 01/25/2037 •		358	206
5.650% due 07/25/2036 •		1,375	795
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		927	264
6.090% due 05/25/2034 •		858	772
Residential Asset Mortgage Products Trust 5.590% due 12/25/2036 •		2,367	2,288
Residential Asset Securities Corp. Trust 6.245% due 03/25/2035 •		1,517	1,483
Securitized Asset-Backed Receivables LLC Trust
5.270% due 12/25/2036 ^•		177	42
5.570% due 11/25/2036 •		23,973	6,980
5.730% due 12/25/2035 •		293	283
6.110% due 10/25/2035 •		3,151	1,994
SG Mortgage Securities Trust 5.360% due 10/25/2036 •		2,000	1,385
Soundview Home Loan Trust
5.300% due 06/25/2037 •		2,481	1,671
5.350% due 01/25/2037 •		1,173	1,166
5.410% due 02/25/2037 •		1,295	376
Specialty Underwriting & Residential Finance Trust
4.460% due 12/25/2036 •		258	242
5.420% due 04/25/2037 •		5,282	3,671
Start Ltd. 4.089% due 03/15/2044		278	245
Structured Asset Investment Loan Trust
5.300% due 09/25/2036 •		133	129
5.470% due 05/25/2036 «•		25	25
5.950% due 07/25/2034 •		4,740	4,610
6.050% due 04/25/2035 •		11,000	10,037
Structured Asset Securities Corp. Mortgage Loan Trust 5.780% due 11/25/2037		1,010	968
Venture CLO Ltd. 6.140% due 04/15/2027 •		485	484

Total Asset-Backed Securities (Cost $152,810)			141,994

SOVEREIGN ISSUES 14.3%
Albania Government International Bond 3.500% due 06/16/2027	EUR	1,900	1,915
Angolan Government International Bond 8.000% due 11/26/2029		$4,600	3,910
Argentina Government International Bond
0.500% due 07/09/2030 þ		76,077	25,407
1.000% due 07/09/2029		2,318	758
1.500% due 07/09/2035 þ		3,241	978
3.500% due 07/09/2041 þ		5,275	1,699
Brazil Government International Bond
2.875% due 06/06/2025		1,000	954
4.750% due 01/14/2050		7,101	5,246
Chile Government International Bond
1.250% due 01/29/2040	EUR	4,530	3,295
2.450% due 01/31/2031		$600	519
Colombia Government International Bond
4.500% due 01/28/2026		7,100	6,776
5.200% due 05/15/2049		5,700	3,930
7.500% due 02/02/2034		10,000	9,804

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

Costa Rica Government International Bond 6.125% due 02/19/2031		1,000	995
Dominican Republic International Bond
4.875% due 09/23/2032		3,550	3,030
5.500% due 01/27/2025		7,000	6,899
5.875% due 01/30/2060		5,200	4,043
6.400% due 06/05/2049		3,700	3,162
6.500% due 02/15/2048		1,250	1,083
6.850% due 01/27/2045		7,700	7,009
6.875% due 01/29/2026		4,000	4,039
7.450% due 04/30/2044		800	786
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		585	170
1.500% due 07/31/2040 þ		2,778	871
2.500% due 07/31/2035 þ		6,062	2,121
5.500% due 07/31/2030 þ		9,313	4,528
Egypt Government International Bond
4.750% due 04/11/2025	EUR	4,200	3,657
5.625% due 04/16/2030		7,350	4,466
6.375% due 04/11/2031		6,300	3,837
7.053% due 01/15/2032		$2,200	1,253
7.500% due 02/16/2061		4,000	2,017
7.625% due 05/29/2032		700	408
8.750% due 09/30/2051		1,900	1,030
El Salvador Government International Bond 7.125% due 01/20/2050		2,000	1,118
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		8,000	4,899
3.125% due 09/30/2049		6,000	4,407
3.875% due 04/16/2050		700	590
Ghana Government International Bond
6.375% due 02/11/2027 ^(c)		900	391
7.875% due 03/26/2027 ^(c)		4,980	2,216
7.875% due 02/11/2035 ^(c)		2,000	875
8.125% due 03/26/2032 ^(c)		5,260	2,273
8.750% due 03/11/2061 ^(c)		1,500	626
8.950% due 03/26/2051 ^(c)		3,100	1,300
Guatemala Government International Bond
4.500% due 05/03/2026		4,000	3,829
4.900% due 06/01/2030		1,400	1,309
5.375% due 04/24/2032		700	666
6.125% due 06/01/2050		2,400	2,211
Hungary Government International Bond 3.125% due 09/21/2051		2,100	1,310
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	1,675	1,361
1.300% due 03/23/2034		2,700	2,176
4.350% due 01/11/2048		$200	177
4.750% due 07/18/2047		1,000	945
5.250% due 01/17/2042		3,000	3,001
6.625% due 02/17/2037		14,600	16,695
Israel Government International Bond 3.800% due 05/13/2060		2,480	1,889
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,600	3,921
5.250% due 03/22/2030		3,300	3,052
5.875% due 10/17/2031		2,000	1,832
6.625% due 03/22/2048		1,000	777
Jordan Government International Bond 5.850% due 07/07/2030		$5,500	5,053
Kazakhstan Government International Bond
1.550% due 11/09/2023	EUR	1,500	1,621
2.375% due 11/09/2028		3,200	3,160
Mexico Government International Bond
3.750% due 04/19/2071		$900	603
3.771% due 05/24/2061		29,126	19,876
4.280% due 08/14/2041		724	597
4.400% due 02/12/2052		1,007	796
4.750% due 04/27/2032		1,600	1,528
5.000% due 04/27/2051		2,000	1,739
5.750% due 10/12/2110		5,500	4,922
Nigeria Government International Bond
6.125% due 09/28/2028		2,600	2,172
6.500% due 11/28/2027		2,700	2,359
7.143% due 02/23/2030		4,600	3,867
7.375% due 09/28/2033		1,600	1,264
7.625% due 11/21/2025		6,800	6,526
7.875% due 02/16/2032		4,700	3,953
North Macedonia Government International Bond 3.675% due 06/03/2026	EUR	2,000	2,045
Oman Government International Bond
5.625% due 01/17/2028		$5,000	4,955
6.000% due 08/01/2029		1,100	1,103
6.250% due 01/25/2031		1,700	1,728
6.750% due 01/17/2048		9,680	9,324

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

Panama Government International Bond
4.500% due 04/16/2050		2,200	1,710
6.700% due 01/26/2036		10,200	10,947
9.375% due 04/01/2029		2,100	2,535
Paraguay Government International Bond
4.950% due 04/28/2031		2,500	2,408
5.600% due 03/13/2048		2,200	1,935
6.100% due 08/11/2044		3,600	3,418
Peru Government International Bond
2.783% due 01/23/2031		2,175	1,865
8.750% due 11/21/2033		7,040	8,946
Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		1,300	1,148
3.800% due 06/23/2050		1,300	1,029
Qatar Government International Bond
4.400% due 04/16/2050		3,200	2,918
4.817% due 03/14/2049		4,200	4,045
5.103% due 04/23/2048		600	599
Republic of Kenya Government International Bond
7.000% due 05/22/2027		700	632
8.000% due 05/22/2032		2,800	2,373
8.250% due 02/28/2048		1,500	1,153
Romania Government International Bond
1.750% due 07/13/2030	EUR	3,000	2,503
2.000% due 04/14/2033		2,000	1,546
2.625% due 12/02/2040		3,750	2,499
2.750% due 04/14/2041		425	285
2.875% due 04/13/2042		1,495	1,005
3.375% due 01/28/2050		2,750	1,887
4.625% due 04/03/2049		4,620	3,898
Russia Government International Bond
4.250% due 06/23/2027 ^(c)		$600	261
4.750% due 05/27/2026 ^(c)		2,800	1,414
4.875% due 09/16/2023 ^(c)		350	306
5.100% due 03/28/2035 ^(c)		9,000	4,005
5.250% due 06/23/2047 ^«(c)		1,400	84
5.250% due 06/23/2047 ^(c)		200	89
Saudi Government International Bond
3.450% due 02/02/2061		2,000	1,410
3.750% due 01/21/2055		3,100	2,351
4.500% due 10/26/2046		31,600	27,759
5.000% due 04/17/2049		300	280
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	660
6.250% due 05/23/2033		$1,700	1,427
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,700	1,440
1.500% due 06/26/2029		3,300	2,787
1.650% due 03/03/2033		2,500	1,821
2.050% due 09/23/2036		900	604
3.125% due 05/15/2027		2,900	2,847
South Africa Government International Bond
4.300% due 10/12/2028		$5,300	4,694
4.665% due 01/17/2024		5,200	5,156
4.850% due 09/30/2029		4,400	3,879
5.650% due 09/27/2047		3,010	2,137
5.750% due 09/30/2049		8,000	5,683
6.300% due 06/22/2048		2,100	1,616
Sri Lanka Government International Bond
6.200% due 05/11/2027 ^(c)		800	368
7.850% due 03/14/2029 ^(c)		1,800	829
Turkey Government International Bond
4.250% due 03/13/2025		6,425	6,009
5.125% due 02/17/2028		9,600	8,372
5.250% due 03/13/2030		3,000	2,469
5.600% due 11/14/2024		5,920	5,720
5.750% due 05/11/2047		3,560	2,442
6.000% due 01/14/2041		8,700	6,430
6.125% due 10/24/2028		12,700	11,378
7.375% due 02/05/2025		6,200	6,124
7.625% due 04/26/2029		5,100	4,826
Ukraine Government International Bond
4.375% due 01/27/2032 ^(c)	EUR	10,500	2,504
6.750% due 06/20/2028 ^(c)		5,300	1,243
7.750% due 09/01/2024 ^(c)		$18,500	4,644
7.750% due 09/01/2025 ^(c)		4,700	1,200
7.750% due 09/01/2028 ^(c)		4,600	1,114
Uruguay Government International Bond 5.100% due 06/18/2050		3,000	2,997
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		2,700	236
8.250% due 10/13/2024 ^(c)		2,700	250

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

Vietnam Government International Bond 5.500% due 03/12/2028	4,030	3,889

Total Sovereign Issues (Cost $648,816)		470,670

	SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (d)	228,414	313
iHeartMedia, Inc. 'A' (d)	52,704	192
iHeartMedia, Inc. 'B' «(d)	40,902	134

		639

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (d)	4,701	240
Urbi Desarrollos Urbanos SAB de CV (d)	2,960	1

		241

ENERGY 0.0%
Constellation Oil 'B' «(d)(j)	674,061	73

FINANCIALS 0.1%
Hipotecaria Su Casita SA de CV «(d)	157,773	0
Intelsat Emergence SA «(d)(j)	72,485	1,667

		1,667

INDUSTRIALS 0.0%
Mcdermott International Ltd. (d)	14,432	2
Neiman Marcus Group Ltd. LLC «(d)(j)	2,151	327

		329

Total Common Stocks (Cost $13,205)		2,949

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)	8,519	40

Total Rights (Cost $0)		40

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	2,562	4
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	7,503	54

		58

INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 9/21/2055 «	50,061	767

Total Warrants (Cost $469)		825

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.0%
PNC Financial Services Group, Inc. 6.250% due 03/15/2030 •(h)	1,000,000	902

FINANCIALS 0.6%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)	400,000	338
CaixaBank SA 6.750% due 06/13/2024 •(h)(i)	400,000	424
Charles Schwab Corp.
4.000% due 06/01/2026 •(h)	2,000,000	1,626
4.000% due 12/01/2030 •(h)	2,400,000	1,763
5.000% due 12/01/2027 •(h)	4,200,000	3,205
5.375% due 06/01/2025 •(h)	1,000,000	960
Citigroup, Inc. 4.000% due 12/10/2025 •(h)	1,575,000	1,355
Discover Financial Services 6.125% due 06/23/2025 •(h)	2,390,000	2,291
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)	3,600,000	3,042

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

Nationwide Building Society 10.250% ~		4,258	623
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		4,974,525	5,047

			20,674

INDUSTRIALS 0.0%
General Electric Co. 8.882% (US0003M + 3.330%) due 09/15/2023 ~(h)		684,000	686

Total Preferred Securities (Cost $26,868)			22,262

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (k) 0.1%			3,344

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (e)(f)(g)	ARS	36,108	74

U.S. TREASURY BILLS 0.1%
5.236% due 08/24/2023 - 09/14/2023 (e)(f)(p)		$3,041	3,013

Total Short-Term Instruments (Cost $6,428)			6,431

Total Investments in Securities (Cost $3,736,515)			3,179,836

		SHARES
INVESTMENTS IN AFFILIATES 11.4%
SHORT-TERM INSTRUMENTS 11.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.4%
PIMCO Short Asset Portfolio		3,438,694	33,132
PIMCO Short-Term Floating NAV Portfolio III		35,120,282	341,474

Total Short-Term Instruments (Cost $375,512)			374,606

Total Investments in Affiliates (Cost $375,512)			374,606

Total Investments 107.8% (Cost $4,112,027)			$3,554,442
Financial Derivative Instruments (m)(o) (0.1)%(Cost or Premiums, net $(165))			(3,686)
Other Assets and Liabilities, net (7.7)%			(253,941)

Net Assets 100.0%			$3,296,815

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc. 2.572% due 06/03/2031	05/26/2020	$4,400	$3,673	0.11%
Constellation Oil 'B'	06/10/2022	73	73	0.00
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021	500	394	0.01
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 01/28/2021	3,004	2,270	0.07
General Motors Co. 6.800% due 10/01/2027	05/07/2020 - 10/19/2021	634	624	0.02
Intelsat Emergence SA	09/05/2018 - 02/23/2022	6,174	1,667	0.05
Neiman Marcus Group Ltd. LLC	09/25/2020	0	327	0.01
Occidental Petroleum Corp. 5.500% due 12/01/2025	12/08/2020	2,625	2,594	0.08
Oracle Corp. 3.950% due 03/25/2051	03/22/2021 - 11/12/2021	1,213	908	0.03

$18,623	$12,530	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$3,344	U.S. Treasury Notes 4.625% due 06/30/2025	$(3,411)	$3,344	$3,344

Total Repurchase Agreements	$(3,411)	$3,344	$3,344

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	3.050%	05/10/2023	TBD(3)	EUR	(2,979)	$(3,265)
JML	0.000	05/10/2023	TBD(3)	(2,530)	(2,752)
2.500	05/10/2023	TBD(3)	(2,737)	(2,997)
RDR	1.000	05/05/2023	TBD(3)	$(2,201)	(2,204)

Total Reverse Repurchase Agreements	$(11,218)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2053	$107,800	$(88,442)	$(88,063)

Total Short Sales (2.7)%	$(88,442)	$(88,063)

(l)	Securities with an aggregate market value of $11,338 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(11,595) at a weighted average interest rate of 1.471%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2023	312	$28,858	$(421)	$226	$0
Euro-Bobl September Futures	09/2023	352	44,445	(582)	0	(192)
Euro-Bund September Futures	09/2023	521	76,033	(720)	57	(534)
U.S. Treasury 5-Year Note September Futures	09/2023	1,873	200,587	(3,650)	0	0
United Kingdom Long Gilt September Futures	09/2023	151	18,276	(160)	0	(129)

Total Futures Contracts	$(5,533)	$283	$(855)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	0.680%	$300	$(2)	$5	$3	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2024	1.676	800	16	23	39	0	(2)
Bombardier, Inc.	5.000	Quarterly	12/20/2027	3.681	2,000	(15)	116	101	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	2.230	400	21	18	39	1	0
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2024	2.353	EUR	1,700	(121)	194	73	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.279	2,800	(452)	437	(15)	2	0

$(553)	$793	$240	$4	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-39 5-Year Index	5.000%	Quarterly	12/20/2027	$7,128	$201	$39	$240	$75	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	49,600	459	301	760	67	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	219,300	288	6,233	6,521	1,641	0
iTraxx Crossover 39 5-Year Index	5.000	Quarterly	06/20/2028	EUR	17,300	181	601	782	140	0

$1,129	$7,174	$8,303	$1,923	$0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	6-Month AUD-BBR-BBSW	2.750%	Semi-Annual	06/17/2026	AUD	34,600	$3,287	$(4,413)	$(1,126)	$0	$(107)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028	EUR	105,500	(1,327)	246	(1,081)	0	(487)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	29,200	(206)	254	48	0	(186)

$1,754	$(3,913)	$(2,159)	$0	$(780)

Total Swap Agreements	$2,330	$4,054	$6,384	$1,927	$(782)

(n)	Securities with an aggregate market value of $38,913 and cash of $8,442 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $77 for closed swap agreements is outstanding at period end.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	AUD	378	$248	$0	$(4)
07/2023	$598	AUD	901	2	0
08/2023	AUD	901	$598	0	(2)
BPS	07/2023	412	269	0	(6)
07/2023	$427	AUD	644	3	0
07/2023	167,084	EUR	152,491	0	(686)
08/2023	AUD	644	$427	0	(3)
08/2023	CNH	888	129	6	0
08/2023	EUR	152,491	167,319	693	0
BRC	07/2023	$3,357	GBP	2,637	0	(8)
CBK	07/2023	AUD	502	$344	10	0
08/2023	CAD	313	235	0	(2)
08/2023	CNH	343	49	2	0
08/2023	PEN	9,374	2,400	0	(175)
GLM	09/2023	BRL	7,792	1,539	0	(70)
JPM	08/2023	CAD	515	385	0	(4)
08/2023	CNH	713	103	5	0
09/2023	PEN	2,387	648	0	(6)
MBC	07/2023	EUR	4,949	5,425	25	0
07/2023	GBP	61,589	76,239	0	(1,979)
07/2023	$1,485	EUR	1,388	30	0
07/2023	4,073	GBP	3,268	78	0
08/2023	CAD	631	$473	0	(3)
MYI	07/2023	GBP	187	232	0	(5)
08/2023	CAD	469	348	0	(6)
NGF	08/2023	CNH	1,090	159	8	0
RBC	08/2023	$168	MXN	2,912	1	0
RYL	08/2023	CAD	508	$374	0	(9)
SCX	07/2023	AUD	1,676	1,095	0	(21)
07/2023	$878	AUD	1,323	3	0
08/2023	AUD	1,323	$879	0	(3)
08/2023	CNH	968	141	7	0
SOG	07/2023	AUD	2,499	1,635	0	(30)
07/2023	EUR	153,879	165,534	0	(2,379)
TOR	07/2023	AUD	1,322	865	0	(16)
07/2023	$1,076	AUD	1,629	9	0
07/2023	70,995	GBP	55,871	0	(39)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

	08/2023	AUD	1,628			$1,077		0	(9)
	08/2023	GBP	55,871			71,011		40	0
UAG	07/2023	AUD	303			198		0	(4)
	07/2023		$1,733		AUD	2,595		4	(8)
	08/2023	AUD	2,595			$1,734		8	(4)

Total Forward Foreign Currency Contracts							$934		$(5,481)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.401%	$400	$(7)	$11	$4	$0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.545	3,900	(40)	58	18	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.819	11,600	45	(11)	34	0
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.031	5,000	0	157	157	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.401	1,100	(17)	27	10	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.395	21,000	(315)	382	67	0
	Indonesia Government International Bond	1.000	Quarterly	12/20/2023	0.169	52,500	(775)	999	224	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2028	0.859	2,300	9	6	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	2,900	(24)	55	31	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	600	(10)	9	0	(1)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.158	600	(21)	24	3	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.250	3,500	(102)	128	26	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.189	2,300	(31)	50	19	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.519	1,100	(9)	24	15	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	2,100	(18)	40	22	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.442	200	(3)	6	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.662	3,600	10	30	40	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.769	1,300	(4)	15	11	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	5,100	(116)	111	0	(5)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	4.674	4,000	(1,067)	585	0	(482)

Total Swap Agreements							$(2,495)	$2,706	$699	$(488)

(p)

Securities with an aggregate market value of $4,099 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments					$0	$113,348	$30,491		$143,839
Corporate Bonds & Notes
Banking & Finance					0	500,012	1,902		501,914
Industrials					0	918,284	2,287		920,571
Utilities					0	173,396	45		173,441

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

Municipal Bonds & Notes
Illinois	0	795	0	795
U.S. Government Agencies	0	266,609	0	266,609
U.S. Treasury Obligations	0	393,221	0	393,221
Non-Agency Mortgage-Backed Securities	0	132,521	1,754	134,275
Asset-Backed Securities	0	141,624	370	141,994
Sovereign Issues	0	470,586	84	470,670
Common Stocks
Communication Services	505	0	134	639
Consumer Discretionary	241	0	0	241
Energy	0	0	73	73
Financials	0	0	1,667	1,667
Industrials	0	2	327	329
Rights
Financials	0	0	40	40
Warrants
Financials	0	0	58	58
Information Technology	0	0	767	767
Preferred Securities
Banking & Finance	0	902	0	902
Financials	0	20,674	0	20,674
Industrials	0	686	0	686
Short-Term Instruments
Repurchase Agreements	0	3,344	0	3,344
Argentina Treasury Bills	0	74	0	74
U.S. Treasury Bills	0	3,013	0	3,013

$746	$3,139,091	$39,999	$3,179,836
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$374,606	$0	$0	$374,606

Total Investments	$375,352	$3,139,091	$39,999	$3,554,442

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(88,063)	$0	$(88,063)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	283	1,927	0	2,210
Over the counter	0	1,476	157	1,633

$283	$3,403	$157	$3,843
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(855)	(782)	0	(1,637)
Over the counter	0	(5,969)	0	(5,969)

$(855)	$(6,751)	$0	$(7,606)

Total Financial Derivative Instruments	$(572)	$(3,348)	$157	$(3,763)

Totals	$374,780	$3,047,680	$40,156	$3,462,616

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$37,763	$8,457	$(5,752)	$24	$41	$(342)	$2,164	$(11,864)	$30,491	$20
Corporate Bonds & Notes
Banking & Finance	1,865	0	0	0	0	37	0	0	1,902	37
Industrials	1,640	0	0	0	0	(13)	660	0	2,287	(13)
Utilities	46	0	0	0	0	(1)	0	0	45	0
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	1,754	0	1,754	0
Asset-Backed Securities	0	0	0	0	0	0	370	0	370	0
Sovereign Issues	840	0	0	(34)	0	5,047	0	(5,769)	84	1
Common Stocks
Communication Services	144	0	0	0	0	(10)	0	0	134	(10)
Energy	73	0	0	0	0	0	0	0	73	0
Financials	1,776	0	0	0	0	(109)	0	0	1,667	(109)
Industrials	337	0	0	0	0	(7)	0	(3)	327	(6)
Rights

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2023 (Unaudited)

Financials	53	0	0	0	0	(13)	0	0	40	(13)
Warrants
Financials	58	0	0	0	0	0	0	0	58	0
Information Technology	678	0	0	0	0	89	0	0	767	(89)

	$45,273	$8,457	$(5,752)	$(10)	$41	$4,678	$4,948	$17,636	$39,999	$(4)
Financial Derivative Instruments - Assets
Over the counter	$2	$0	$(2)	$0	$0	$157	$0	$0	$157	$155

Totals	$45,275	$8,457	$(5,754)	$(10)	$41	$4,835	$4,948	$17,636	$40,156	$151

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$11,439	Discounted Cash Flow			Discount Rate			6.540 - 9.000	8.406
		6,514	Indicative Market Quotation			Price			5.308	—
		2,946	Recent Transaction			Price			100.000	—
		1,064	Recent Transaction			Purchase Price			97.500	—
		8,528	Third Party Vendor			Broker Quote			79.500 - 100.000	95.379
Corporate Bonds & Notes
Banking & Finance		1,902	Indicative Market Quotation			Price			7.500	—
Industrials		1,627	Discounted Cash Flow			Discount Rate			5.913	—
		660	Third Party Vendor			Expected Recovery			6.000	—
Utilities		45	Discounted Cash Flow			Discount Rate			9.399	—
Sovereign Issues		84	Third Party Vendor			Expected Recovery			6.000	—
Common Stocks
Communication Services		134	Adjusted Market Price			Expected Recovery			2.500	—
Energy		73	Comparable Multiple			EBITDA Multiple		X	6.600	—
Financials		1,667	Indicative Market Quotation			Broker Quote			$23.000	—
Industrials		327	Discounted Cash Flow/Comparable Multiple			LTM Revenue Forward EBITDA / Discount Rate		X/ X/ %	0.550/ 6.010/ 9.875	—
Rights
Financials		40	Indicative Market Quotation			Broker Quote			$4.750	—
Warrants
Financials		58	Indicative Market Quotation			Broker Quote			$0.750 - 7.250	6.867
Information Technology		767	Comparable Multiple			EBITDA Multiple		X	4.590	—
Financial Derivative Instruments - Assets
Over the counter		157	Indicative Market Quotation			Broker Quote		3.092		—

Total		$40,156

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Dynamic Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.7%
Air Canada 8.839% (LIBOR03M + 3.500%) due 08/11/2028 ~		$1,980	$1,983
American Airlines, Inc. 10.000% (LIBOR03M + 4.750%) due 04/20/2028 ~		6,000	6,136
Carnival Corp. 8.217% due 06/30/2025		3,007	3,006
Hertz Corp. 8.467% due 06/30/2028		2,821	2,820
Intelsat Jackson Holdings SA 9.443% due 02/01/2029		399	398
IRB Holding Corp. 8.202% due 12/15/2027		6,332	6,297
MPH Acquisition Holdings LLC 9.726% (LIBOR03M + 4.250%) due 09/01/2028 ~		4,716	4,228
Qatar National Bank QPSC 5.966% due 10/10/2023 «		4,600	4,600
RegionalCare Hospital Partners Holdings, Inc. 9.023% (LIBOR03M + 3.750%) due 11/16/2025 ~		5,618	5,217
SkyMiles IP Ltd. 8.798% due 10/20/2027		900	936
Spa Holdings 3 Oy 9.288% (LIBOR03M + 3.750%) due 02/04/2028 ~		1,662	1,561
United Airlines, Inc. 9.292% (LIBOR03M + 3.750%) due 04/21/2028 ~		1,480	1,481

Total Loan Participations and Assignments (Cost $39,446)			38,663

CORPORATE BONDS & NOTES 28.6%
BANKING & FINANCE 17.0%
ADLER Real Estate AG 3.000% due 04/27/2026	EUR	200	170
AerCap Ireland Capital DAC 3.300% due 01/30/2032		$3,700	3,029
American Assets Trust LP 3.375% due 02/01/2031		2,100	1,645
American Tower Corp.
1.875% due 10/15/2030		1,700	1,343
2.100% due 06/15/2030		700	566
3.650% due 03/15/2027		4,000	3,749
4.050% due 03/15/2032		700	639
Aviation Capital Group LLC 5.500% due 12/15/2024		1,400	1,371
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	356
2.528% due 11/18/2027		9	8
4.250% due 04/15/2026		1,200	1,119
Banca Monte dei Paschi di Siena SpA 7.677% due 01/18/2028 •	EUR	2,500	2,299
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(i)(j)		1,400	1,516
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	5,900	1,559
Banco Santander SA
1.849% due 03/25/2026		$5,000	4,477
2.958% due 03/25/2031		4,600	3,797
4.175% due 03/24/2028 •		5,000	4,684
Bank of America Corp.
3.384% due 04/02/2026 •		2,700	2,589
4.125% due 01/22/2024		11,000	10,906
6.233% (US0003M + 0.960%) due 07/23/2024 ~		3,700	3,701
Barclays PLC
2.894% due 11/24/2032 •		4,400	3,466
3.330% due 11/24/2042 •		4,300	3,024
3.650% due 03/16/2025		1,100	1,055
4.337% due 01/10/2028		800	754
4.375% due 01/12/2026		900	865
4.375% due 03/15/2028 •(i)(j)		2,400	1,637
4.836% due 05/09/2028		350	323
4.972% due 05/16/2029 •		1,900	1,797
7.385% due 11/02/2028 •		1,000	1,042
7.437% due 11/02/2033 •		1,300	1,407

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

7.750% due 09/15/2023 •(i)(j)		6,700	6,582
Blue Owl Finance LLC 3.125% due 06/10/2031		1,900	1,448
BNP Paribas SA
1.904% due 09/30/2028 •		3,200	2,729
2.159% due 09/15/2029 •		6,400	5,336
2.871% due 04/19/2032 •		2,000	1,640
4.400% due 08/14/2028		6,000	5,670
CPI Property Group SA
1.500% due 01/27/2031	EUR	6,514	3,876
1.625% due 04/23/2027		100	80
2.750% due 05/12/2026		1,600	1,421
2.750% due 01/22/2028	GBP	2,400	2,042
Credit Suisse AG 6.500% due 08/08/2023 (j)		$10,893	10,854
Credit Suisse AG AT1 Claim^		8,700	348
Cromwell Ereit Lux Finco SARL 2.125% due 11/19/2025	EUR	4,500	4,238
CTP NV 0.625% due 09/27/2026		1,000	882
Deutsche Bank AG
0.898% due 05/28/2024 (k)		$2,100	1,996
1.625% due 01/20/2027	EUR	1,000	970
1.750% due 11/19/2030 •		600	518
2.129% due 11/24/2026 •(k)		$1,000	890
3.547% due 09/18/2031 •		5,600	4,654
3.729% due 01/14/2032 •(k)		1,700	1,287
5.882% due 07/08/2031 •		1,700	1,490
6.119% due 07/14/2026 •		11,700	11,574
Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,332
3.900% due 04/15/2032		$2,500	2,247
Erste Group Bank AG 6.500% due 04/15/2024 •(i)(j)	EUR	2,200	2,328
Extra Space Storage LP 2.350% due 03/15/2032		$1,300	1,017
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		2,900	2,720
Ford Motor Credit Co. LLC
3.021% due 03/06/2024	EUR	100	108
3.375% due 11/13/2025		$2,500	2,327
3.664% due 09/08/2024		1,428	1,381
4.535% due 03/06/2025	GBP	600	725
5.125% due 06/16/2025		$200	195
Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	3,723
3.000% due 03/15/2024		2,100	2,056
3.615% due 03/15/2028 •		4,600	4,320
3.691% due 06/05/2028 •		16,100	15,137
HSBC Holdings PLC
2.871% due 11/22/2032 •		5,700	4,600
4.583% due 06/19/2029 •		5,600	5,275
4.600% due 12/17/2030 •(i)(j)		2,800	2,138
5.875% due 09/28/2026 •(i)(j)	GBP	6,200	6,886
6.254% due 03/09/2034 •		$3,600	3,692
Huarong Finance Co. Ltd.
3.625% due 09/30/2030		1,800	1,367
3.875% due 11/13/2029		400	309
4.250% due 11/07/2027		1,300	1,084
4.500% due 05/29/2029		2,100	1,685
4.750% due 04/27/2027		2,400	2,079
4.950% due 11/07/2047		2,800	1,868
Hyundai Capital Services, Inc. 0.750% due 09/15/2023		2,600	2,572
ING Groep NV 4.017% due 03/28/2028 •		3,500	3,287
Intesa Sanpaolo SpA
3.250% due 09/23/2024		5,800	5,566
7.750% due 01/11/2027 •(i)(j)	EUR	1,700	1,797
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	7,535
2.963% due 01/25/2033 •		6,900	5,815
3.220% due 03/01/2025 •		4,000	3,922
4.005% due 04/23/2029 •		500	471
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	2,400	2,563
3.750% due 03/18/2028 •		$1,900	1,756
4.947% due 06/27/2025 •(i)(j)	EUR	1,000	998
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		$3,800	3,357
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028		5,000	4,821
Nationwide Building Society
4.302% due 03/08/2029 •		13,500	12,520
4.363% due 08/01/2024 •		5,000	4,990

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NatWest Group PLC
4.892% due 05/18/2029 •		2,200	2,095
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	1,785
7.472% due 11/10/2026 •		$10,000	10,233
8.000% due 08/10/2025 •(i)(j)		900	877
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,100	934
2.450% due 09/15/2028		600	479
OneMain Finance Corp. 6.125% due 03/15/2024		4,850	4,838
Piper Sandler Cos. 5.200% due 10/15/2023		3,600	3,591
QBE Insurance Group Ltd. 7.500% due 11/24/2043 •(j)		17,650	17,669
RLJ Lodging Trust LP 4.000% due 09/15/2029		1,100	922
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,400	2,163
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		650	586
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,900	1,714
SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		$2,000	1,704
4.125% due 07/15/2023		1,500	1,499
Societe Generale SA
4.677% due 06/15/2027		8,100	7,811
7.875% due 12/18/2023 •(i)(j)		600	588
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		4,800	3,837
UBS Group AG
3.091% due 05/14/2032 •		3,250	2,630
3.750% due 03/26/2025		14,975	14,340
4.177% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	500	537
4.194% due 04/01/2031 •		$1,000	891
4.375% due 02/10/2031 •(i)(j)		800	566
6.373% due 07/15/2026 •		1,200	1,193
UniCredit SpA 7.830% due 12/04/2023		14,700	14,788
Ursa Re II Ltd. 9.208% (T-BILL 3MO + 3.750%) due 12/07/2027 ~		7,000	6,973
VICI Properties LP 5.625% due 05/01/2024		1,000	995
Wells Fargo & Co.
3.526% due 03/24/2028 •		9,700	9,063
3.584% due 05/22/2028 •		4,950	4,613
Weyerhaeuser Co. 4.000% due 04/15/2030		5,100	4,695

			392,596

INDUSTRIALS 9.7%
Air Canada 4.625% due 08/15/2029	CAD	800	545
Altice France Holding SA 4.000% due 02/15/2028	EUR	2,200	1,190
Altice France SA
4.250% due 10/15/2029		2,700	2,128
5.500% due 10/15/2029		$2,800	2,005
American Airlines Pass-Through Trust
3.150% due 08/15/2033		419	366
3.350% due 04/15/2031		1,605	1,428
3.375% due 11/01/2028		240	216
3.575% due 07/15/2029		553	513
3.650% due 02/15/2029		710	655
3.700% due 04/01/2028		1,214	1,093
American Airlines, Inc.
5.500% due 04/20/2026		1,900	1,884
5.750% due 04/20/2029		500	486
Bayer U.S. Finance LLC 4.250% due 12/15/2025		2,200	2,124
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	6,000	5,597
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	7,600	8,102
Boeing Co. 1.950% due 02/01/2024		$4,400	4,300
Broadcom, Inc.
3.137% due 11/15/2035		5	4
4.000% due 04/15/2029		3,100	2,865
4.150% due 04/15/2032		3,600	3,263
4.926% due 05/15/2037		4	4
Caesars Entertainment, Inc. 6.250% due 07/01/2025		1,200	1,196
Carnival Holdings Bermuda Ltd. 10.375% due 05/01/2028		1,500	1,642

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

CCO Holdings LLC 5.000% due 02/01/2028		2,900	2,645
Centene Corp. 4.250% due 12/15/2027		1,700	1,591
Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	1,490
4.908% due 07/23/2025		15,700	15,401
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		9,500	9,345
5.875% due 03/31/2025		1,800	1,792
Chesapeake Energy Corp.
5.500% due 02/01/2026		700	683
5.875% due 02/01/2029		300	285
Cloud Software Group, Inc. 6.500% due 03/31/2029		4,300	3,833
Community Health Systems, Inc. 5.625% due 03/15/2027		1,300	1,147
Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,220
4.750% due 05/09/2032		300	291
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		454	448
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		1,160	687
Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	3,711
4.750% due 01/15/2029		$7,200	6,646
DAE Funding LLC 1.625% due 02/15/2024		2,500	2,411
Delta Air Lines, Inc.
4.500% due 10/20/2025		1,083	1,060
7.000% due 05/01/2025		700	715
7.375% due 01/15/2026		6,900	7,199
DISH DBS Corp.
5.250% due 12/01/2026		1,200	965
5.750% due 12/01/2028		4,200	3,132
DISH Network Corp. 11.750% due 11/15/2027		3,300	3,224
EQT Corp. 6.125% due 02/01/2025		1,273	1,267
Exela Intermediate LLC 11.500% due 07/15/2026		944	90
Expedia Group, Inc. 6.250% due 05/01/2025		484	486
FactSet Research Systems, Inc. 2.900% due 03/01/2027		1,200	1,102
Ford Motor Co. 3.250% due 02/12/2032		1,900	1,496
Fraport AG Frankfurt Airport Services Worldwide 2.125% due 07/09/2027	EUR	300	301
Frontier Communications Holdings LLC 8.750% due 05/15/2030		$4,000	3,913
General Mills, Inc. 6.270% (US0003M + 1.010%) due 10/17/2023 ~		400	401
Haleon U.K. Capital PLC 3.125% due 03/24/2025		3,000	2,868
Haleon U.S. Capital LLC 3.375% due 03/24/2027		3,000	2,809
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		6,500	5,775
Hyatt Hotels Corp. 1.800% due 10/01/2024		1,300	1,238
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (b)	EUR	3,600	3,675
INEOS Styrolution Group GmbH 2.250% due 01/16/2027		3,800	3,563
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$1,617	1,476
JetBlue Pass-Through Trust 4.000% due 05/15/2034		418	382
Kraft Heinz Foods Co. 5.000% due 07/15/2035		73	72
Marriott International, Inc. 2.750% due 10/15/2033		1,700	1,352
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		6,600	5,483
MGM China Holdings Ltd. 4.750% due 02/01/2027		700	638
Mileage Plus Holdings LLC 6.500% due 06/20/2027		3,600	3,612
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		3,400	2,902
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	306
3.043% due 09/15/2023		$7,500	7,448
3.522% due 09/17/2025		700	652

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.345% due 09/17/2027		5,200	4,733
4.810% due 09/17/2030		1,100	966
NXP BV 4.400% due 06/01/2027		1,800	1,741
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,400	3,270
Petroleos Mexicanos
5.950% due 01/28/2031		2,200	1,609
10.000% due 02/07/2033		2,300	2,109
Prosus NV
1.207% due 01/19/2026	EUR	600	597
2.085% due 01/19/2030		1,400	1,197
2.778% due 01/19/2034		1,600	1,289
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		$1,423	1,402
Sands China Ltd. 5.900% due 08/08/2028		1,500	1,431
Sprint Spectrum Co. LLC 4.738% due 03/20/2025		2,450	2,419
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	2,600	2,527
Studio City Finance Ltd. 5.000% due 01/15/2029		$1,200	890
T-Mobile USA, Inc.
2.250% due 11/15/2031		1,400	1,121
3.875% due 04/15/2030		2,100	1,936
TD SYNNEX Corp. 2.375% due 08/09/2028		1,300	1,066
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		247	230
Unigel Luxembourg SA 8.750% due 10/01/2026		3,700	1,216
United Airlines Pass-Through Trust
2.700% due 11/01/2033		429	361
5.875% due 04/15/2029		3,665	3,638
United Airlines, Inc.
4.375% due 04/15/2026		300	285
4.625% due 04/15/2029		1,600	1,459
UnitedHealth Group, Inc. 4.000% due 05/15/2029		4,000	3,825
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	4,300	4,311
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		$4,800	4,479
Wynn Las Vegas LLC
5.250% due 05/15/2027		600	569
5.500% due 03/01/2025		500	492
Wynn Macau Ltd.
5.125% due 12/15/2029		500	421
5.500% due 01/15/2026		300	279
5.500% due 10/01/2027		600	535
5.625% due 08/26/2028		3,856	3,368
Wynn Resorts Finance LLC 5.125% due 10/01/2029		200	179
Zimmer Biomet Holdings, Inc. 1.164% due 11/15/2027	EUR	1,700	1,647

			224,431

UTILITIES 1.9%
AT&T, Inc. 4.300% due 02/15/2030		$105	100
Boston Gas Co. 3.757% due 03/16/2032		1,900	1,676
Georgia Power Co. 4.700% due 05/15/2032		6,900	6,676
Pacific Gas & Electric Co.
3.000% due 06/15/2028		2,600	2,243
3.150% due 01/01/2026		1,500	1,393
3.250% due 06/01/2031		2,800	2,279
3.300% due 12/01/2027		1,000	878
3.400% due 08/15/2024		200	194
3.450% due 07/01/2025		300	283
3.500% due 06/15/2025		200	189
3.950% due 12/01/2047		600	409
4.200% due 03/01/2029		5,500	4,948
4.250% due 08/01/2023		1,100	1,099
4.300% due 03/15/2045		700	501
4.400% due 03/01/2032		1,100	954
4.450% due 04/15/2042		400	303
4.500% due 07/01/2040		200	156
4.550% due 07/01/2030		1,000	906
Southern California Edison Co. 4.700% due 06/01/2027		3,100	3,050
Southern California Gas Co. 2.950% due 04/15/2027		5,900	5,508

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Sprint LLC 7.625% due 03/01/2026	6,600	6,862
System Energy Resources, Inc. 2.140% due 12/09/2025	700	635
Verizon Communications, Inc. 3.875% due 03/01/2052	3,400	2,684

		43,926

Total Corporate Bonds & Notes (Cost $733,370)		660,953

CONVERTIBLE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Southwest Airlines Co. 1.250% due 05/01/2025	7,500	8,627

Total Convertible Bonds & Notes (Cost $7,500)		8,627

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036	2,500	2,045

ILLINOIS 0.0%
State of Illinois 7.350% due 07/01/2035	1,021	1,102

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	158	80

WASHINGTON 0.2%
Energy Northwest, Washington Revenue Bonds, Series 2012 3.103% due 07/01/2023	4,300	4,300

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)	34,905	3,300
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034	400	327
3.501% due 06/01/2035	400	324
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.497% due 06/01/2024	600	576
1.820% due 06/01/2026	200	180

		4,707

Total Municipal Bonds & Notes (Cost $13,241)		12,234

U.S. GOVERNMENT AGENCIES 24.1%
Fannie Mae
0.000% due 07/25/2043 •(a)	4,973	959
0.000% due 06/25/2050 ~(a)	8,628	320
0.925% due 11/25/2046 ~(a)	5,686	117
0.950% due 06/25/2047 •(a)	400	47
1.050% due 06/25/2048 •(a)	6,897	730
1.350% due 01/25/2042 •(a)	4,684	467
1.450% due 01/25/2041 •(a)	409	2
1.591% due 12/25/2042 ~(a)	10,585	471
3.621% due 12/01/2034 •	8	8
3.795% due 12/01/2034 •	5	5
3.951% due 09/01/2034 •	3	3
4.000% due 02/01/2036 •	25	24
4.000% due 06/25/2050 (a)	7,531	1,481
4.082% due 05/25/2035 ~	5	5
4.124% due 03/01/2036 •	68	67
4.125% due 08/01/2029 •	2	2
4.183% due 05/01/2036 •	1	1
4.300% due 01/01/2036 •	34	33
4.316% due 08/01/2028 •	1	1
4.325% due 09/01/2039 •	10	10
4.415% due 11/01/2034 •	64	66
4.496% due 12/01/2036 •	2	2
4.548% due 09/01/2031 •	5	5
4.944% due 08/01/2042 - 10/01/2044 •	81	78
5.000% due 01/25/2035	4	4
5.000% due 06/25/2041 (a)	556	90
5.103% due 03/25/2036 •	6	6
5.110% due 01/25/2032 þ	2	2
5.138% due 05/01/2036 •	21	21
5.258% due 03/25/2034 •	8	8

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.288% due 08/25/2034 •	2	2
5.500% due 03/25/2037 - 05/25/2042 •	47	46
5.524% due 12/25/2036 •	18	18
5.596% due 10/18/2030 •	1	1
5.696% due 04/18/2032 •	12	12
5.741% due 02/25/2033 þ	55	52
5.750% due 08/25/2033	23	23
6.000% due 01/25/2033 - 07/25/2044	83	84
6.089% due 10/25/2031 þ	11	11
7.500% due 06/25/2032	9	9
Freddie Mac
0.850% due 04/25/2048 - 11/25/2049 •(a)	20,534	2,433
1.500% due 02/25/2036 (a)	15,661	744
2.000% due 01/25/2051 (a)	5,296	488
3.000% due 12/15/2047 (a)	3,595	582
3.500% due 12/15/2047 - 06/15/2049 (a)	6,610	1,126
3.622% due 09/01/2035 •	2	2
3.981% due 08/01/2035 •	2	2
4.000% due 07/01/2047 - 10/01/2047	74	70
4.000% due 06/15/2049 (a)	5,325	1,000
4.021% due 09/01/2035 •	1	1
4.188% due 03/01/2036 •	7	6
4.189% due 08/15/2040 •	558	539
4.348% due 12/01/2032 •	1	1
4.392% due 07/25/2033 ~	1	1
5.000% due 02/15/2048 (a)	301	61
5.376% due 07/25/2044 •	735	683
5.500% due 09/15/2039	24	24
5.543% due 12/15/2029 •	18	18
5.693% due 01/15/2032 •	1	1
6.000% due 05/15/2035	54	55
6.500% due 10/25/2043	39	40
6.555% due 09/25/2029 ~	20	19
7.000% due 07/25/2043	26	28
7.002% due 11/25/2030 þ	2	2
7.500% due 08/15/2030 - 03/25/2044	46	49
8.610% due 12/25/2030 þ	75	72
Ginnie Mae
0.893% due 08/20/2049 - 09/20/2049 •(a)	14,582	1,285
2.625% due 07/20/2030 •	7	6
2.750% due 10/20/2027 - 10/20/2029 •	9	8
2.875% due 04/20/2030 •	4	4
3.000% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	4	4
3.625% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	5	5
3.625% due 01/20/2027 •	13	13
5.000% due 03/15/2039 - 05/15/2039	505	506
5.446% due 05/20/2037 •	238	237
5.500% due 10/15/2034 - 03/15/2035	40	40
6.000% due 06/20/2038	12	12
8.000% due 03/20/2030	6	6
8.500% due 04/20/2030 - 07/20/2030	1	0
Ginnie Mae, TBA 2.500% due 08/01/2053	4,400	3,814
U.S. Small Business Administration
4.340% due 03/01/2024	3	3
4.760% due 09/01/2025	9	9
5.600% due 09/01/2028	45	44
6.220% due 12/01/2028	37	37
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	74,224	65,982
3.500% due 10/01/2040 - 06/01/2048	6,846	6,358
4.000% due 05/01/2047 - 04/01/2048	9,887	9,455
6.500% due 06/01/2036 - 08/01/2038	673	702
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2053	35,000	29,728
3.500% due 08/01/2053	77,600	70,795
4.000% due 08/01/2053	106,200	99,757
4.500% due 07/01/2053 - 08/01/2053	110,400	106,159
5.000% due 07/01/2053 - 08/01/2053	150,700	147,690

Total U.S. Government Agencies (Cost $585,091)		555,999

U.S. TREASURY OBLIGATIONS 11.7%
U.S. Treasury Bonds
2.500% due 02/15/2045	20	15
U.S. Treasury Notes
1.250% due 08/31/2024	83,300	79,469
1.875% due 08/31/2024 (n)(p)	19,690	18,923
2.250% due 11/15/2024 (n)(p)	71,718	68,887
2.375% due 08/15/2024 (n)	72,390	70,067
2.500% due 05/15/2024 (n)(p)	18,400	17,939
2.500% due 03/31/2027 (n)(p)	6,300	5,905
2.875% due 11/30/2023 (n)(p)	9,570	9,473

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $281,748)		270,678

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%
Adjustable Rate Mortgage Trust
4.395% due 09/25/2035 ^~	3	2
4.601% due 10/25/2035 ^~	217	206
5.410% due 03/25/2036 •	206	124
American Home Mortgage Assets Trust
4.896% due 11/25/2046 •	8,194	2,529
4.946% due 10/25/2046 •	118	100
5.340% due 05/25/2046 ^•	243	204
Banc of America Funding Trust
2.913% due 10/20/2046 ^~	643	522
3.790% due 06/20/2037 ^«~	50	42
5.477% due 02/20/2047 •	872	898
5.500% due 09/25/2034 «	27	24
5.500% due 09/25/2034	340	312
5.537% due 10/20/2036 •	262	209
5.570% due 04/25/2037 ^•	222	184
5.717% due 06/20/2047 •	794	633
5.806% due 03/25/2037 ^«~	6	5
5.878% due 10/25/2036 ^«~	151	125
5.950% due 05/25/2037 ^•	148	127
6.000% due 08/25/2037 ^	375	294
Banc of America Mortgage Trust
4.173% due 02/25/2034 «~	22	21
4.675% due 05/25/2034 «~	55	51
BCAP LLC Trust
5.250% due 02/26/2036 ~	1,333	594
5.250% due 06/26/2037	297	266
8.218% due 04/26/2037 «~	304	127
15.301% due 02/26/2036 ~	342	117
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 «~	28	18
3.250% due 02/25/2033 «~	1	1
4.033% due 11/25/2034 «~	1	1
4.096% due 05/25/2034 «~	6	5
4.146% due 08/25/2035 ^~	27	24
4.201% due 01/25/2034 ~	110	108
4.609% due 11/25/2034 «~	45	40
4.679% due 04/25/2034 «~	20	19
4.791% due 08/25/2035 «~	16	14
4.996% due 05/25/2034 «~	11	10
Bear Stearns ALT-A Trust
3.731% due 11/25/2036 ^~	381	180
3.989% due 03/25/2036 ^~	162	124
3.990% due 11/25/2035 ^~	62	48
4.009% due 03/25/2036 ~	757	454
4.164% due 08/25/2036 ^~	10	7
4.195% due 05/25/2035 ~	1,077	1,019
4.365% due 01/25/2036 ^~	397	362
5.470% due 08/25/2036 ^•	986	837
5.490% due 08/25/2036 ^•	374	353
5.550% due 02/25/2034 •	49	44
5.590% due 04/25/2036 ^•	1,044	886
Bear Stearns Asset-Backed Securities Trust 5.750% due 11/25/2034 ^þ	571	490
Bear Stearns Mortgage Funding Trust 5.340% due 01/25/2037 •	1,183	1,075
Chase Mortgage Finance Trust
4.135% due 06/25/2035 «~	15	14
4.483% due 02/25/2037 «~	16	15
ChaseFlex Trust
5.750% due 07/25/2037 •	373	308
6.000% due 02/25/2037 ^	573	228
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 4.176% due 08/25/2037 ^þ	1,332	1,137
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.380% due 05/25/2036 •	488	434
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037 «	13	12
6.000% due 09/25/2037 «	89	85
Citigroup Global Markets Mortgage Securities, Inc. 5.650% due 05/25/2032 «•	39	38
Citigroup Mortgage Loan Trust
4.183% due 02/25/2034 «~	12	11
4.213% due 11/25/2036 ^~	239	215
4.418% due 08/25/2035 ~	163	159
4.418% due 08/25/2035 ^~	19	15
5.351% due 09/25/2037 ^«~	337	297
6.430% due 09/25/2035 •	41	40
6.470% due 11/25/2035 •	138	137
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^«	307	258

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^		394	235
Countrywide Alternative Loan Trust
3.167% due 10/25/2035 ^«~		247	199
3.994% due 06/25/2037 ^~		51	45
5.250% due 06/25/2035 ^		11	8
5.390% due 06/25/2036 •		526	476
5.430% due 04/25/2047 •		1,946	1,734
5.456% due 01/25/2036 •		500	466
5.500% due 04/25/2035		278	234
5.500% due 08/25/2035 ^«•		47	36
5.500% due 09/25/2035 ^•		2,165	1,328
5.500% due 10/25/2035 ^«		200	115
5.500% due 11/25/2035 ^		1,216	727
5.500% due 12/25/2035 ^		165	94
5.500% due 12/25/2035 ^•		2,363	1,184
5.500% due 01/25/2036		192	117
5.500% due 03/25/2036 ^		39	17
5.500% due 05/25/2036 ^•		1,920	1,151
5.500% due 05/25/2037 ^•		33	11
5.520% due 02/25/2037 ^•		7,111	2,172
5.530% due 09/25/2046 ^•		51	48
5.550% due 06/25/2037 •		11	10
5.623% due 07/20/2035 •		17	16
5.650% due 05/25/2037 ^•		806	271
5.650% due 09/25/2046 ^•		823	615
5.710% due 12/25/2035 •		249	225
5.750% due 07/25/2035 ^		1,278	824
5.803% due 11/20/2035 •		1,527	1,341
5.850% due 05/25/2036 •		1,043	469
5.860% due 07/25/2036 ^•		850	322
6.000% due 04/25/2036 ^		598	310
6.000% due 01/25/2037 ^		686	391
6.000% due 02/25/2037 ^		1,998	930
6.000% due 03/25/2037 ^		669	268
6.000% due 08/25/2037 ^		483	251
6.050% due 12/25/2036 ^•		4,061	1,362
6.250% due 11/25/2036 ^		345	267
6.500% due 09/25/2037 ^		1,099	452
Countrywide Home Loan Mortgage Pass-Through Trust
3.346% due 09/25/2034 ^«~		8	7
3.451% due 06/20/2035 «~		2	2
3.713% due 12/25/2033 «~		11	10
3.810% due 11/25/2034 ~		26	24
4.085% due 03/25/2037 ^~		50	44
4.540% due 07/25/2034 «~		64	58
5.500% due 11/25/2035 ^		45	26
5.500% due 07/25/2037 ^		398	186
5.730% due 04/25/2035 «•		1	1
5.750% due 07/25/2037 ^		1,561	814
5.750% due 08/25/2037		6,179	3,377
5.790% due 03/25/2035 •		81	76
5.810% due 02/25/2035 •		34	31
5.890% due 02/25/2035 •		580	501
5.910% due 09/25/2034 «•		2	2
5.910% due 02/20/2036 ^•		102	86
6.000% due 02/25/2036 ^		333	142
6.000% due 03/25/2036 ^«		3	2
6.537% due 02/20/2036 ^•		452	414
Countrywide Home Loan Reperforming REMIC Trust
5.490% due 06/25/2035 •		522	478
5.550% due 11/25/2034 •		12	11
Credit Suisse First Boston Mortgage Securities Corp.
5.449% due 03/25/2032 ~		33	30
6.000% due 01/25/2036 ^		668	377
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.260% due 07/25/2033 «~		2	1
7.000% due 02/25/2034 «		99	95
Credit Suisse Mortgage Capital Certificates 3.809% due 07/27/2037 ~		1,402	1,359
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.250% due 08/25/2036 ^		299	117
7.000% due 08/25/2037 ^~		804	513
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~		343	327
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.250% due 08/25/2037 ^•		169	137
5.390% due 08/25/2036 ^•		1,189	1,076
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.450% due 04/25/2037 •		325	218
Downey Savings & Loan Association Mortgage Loan Trust
4.896% due 03/19/2046 ^•		296	241
5.677% due 08/19/2045 •		8	7
EMF-NL Prime BV 3.977% due 04/17/2041 •	EUR	1,620	1,690

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Eurosail PLC
3.936% due 06/10/2044 •		7,000	7,297
4.677% due 10/17/2040 •		374	408
Extended Stay America Trust 6.274% due 07/15/2038 •		$11,661	11,445
First Horizon Alternative Mortgage Securities Trust
4.386% due 03/25/2035 ~		19	12
4.802% due 01/25/2036 ^~		2,112	1,131
5.229% due 04/25/2036 ^~		174	147
5.549% due 06/25/2036 ^~		225	178
First Horizon Mortgage Pass-Through Trust 4.715% due 08/25/2035 ~		78	56
GreenPoint Mortgage Funding Trust
5.590% due 06/25/2045 •		6	5
5.690% due 11/25/2045 •		34	30
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.725% due 10/25/2033 «~		7	6
Grifonas Finance PLC 3.513% due 08/28/2039 •	EUR	353	367
GSMPS Mortgage Loan Trust 5.500% due 03/25/2035 •		$32	28
GSR Mortgage Loan Trust
4.485% due 06/25/2034 «~		30	26
5.750% due 03/25/2036 ^		138	126
5.750% due 01/25/2037 ^		333	207
6.000% due 02/25/2036 ^		1,123	510
6.000% due 03/25/2037 ^		670	380
6.000% due 05/25/2037 ^		210	153
6.500% due 09/25/2036 ^		324	161
6.780% due 03/25/2033 «•		2	2
HarborView Mortgage Loan Trust
4.423% due 06/19/2045 ^•		2,456	1,256
4.553% due 04/19/2034 «~		3	3
5.337% due 11/19/2036 •		88	78
5.337% due 11/19/2046 ^•		23	17
5.637% due 06/19/2035 •		20	19
5.657% due 01/19/2036 •		902	559
5.717% due 02/19/2036 •		623	325
5.777% due 11/19/2035 •		284	205
5.977% due 11/19/2034 ^•		275	234
6.657% due 10/19/2035 •		378	253
HomeBanc Mortgage Trust 3.912% due 04/25/2037 ^~		4,443	3,887
Impac CMB Trust 5.810% due 03/25/2035 «•		48	44
Impac Secured Assets Trust 5.850% due 05/25/2036 •		34	29
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 5.314% due 01/25/2051		126	122
IndyMac IMSC Mortgage Loan Trust 3.747% due 06/25/2037 ^~		480	333
IndyMac INDA Mortgage Loan Trust
3.677% due 12/25/2036 ^~		19	16
4.324% due 01/25/2036 ~		374	347
IndyMac INDX Mortgage Loan Trust
3.359% due 01/25/2036 ^~		207	178
3.717% due 06/25/2036 ~		502	433
3.916% due 12/25/2034 ~		193	183
4.009% due 10/25/2034 ~		662	630
5.310% due 04/25/2037 •		262	228
5.530% due 09/25/2046 •		18	15
5.550% due 11/25/2046 •		267	241
5.650% due 02/25/2037 •		1,199	769
JP Morgan Alternative Loan Trust
4.414% due 05/25/2037 ^~		697	634
5.430% due 03/25/2037 •		488	487
5.500% due 11/25/2036 ^«~		1	1
5.510% due 06/25/2037 •		4,095	2,234
5.660% due 06/27/2037 •		199	144
5.843% due 05/26/2037 ~		2,729	2,062
6.810% due 08/25/2036 ^þ		806	750
JP Morgan Mortgage Trust
3.854% due 11/25/2033 «~		4	4
3.921% due 11/25/2035 ^~		167	137
3.987% due 05/25/2034 «~		42	37
4.172% due 04/25/2036 ^~		98	83
4.186% due 07/25/2035 ~		11	10
4.201% due 04/25/2037 ^«~		19	14
5.750% due 01/25/2036 ^		745	368
5.750% due 01/25/2036 ^«		32	15
6.000% due 08/25/2037 ^«		10	5
6.250% due 07/25/2036 ^		1,293	500
6.500% due 01/25/2036 ^		409	226
6.500% due 08/25/2036 ^		1,434	519
Lehman XS Trust
5.550% due 08/25/2046 •		1,077	988

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.610% due 04/25/2046 ^•		218	283
MASTR Adjustable Rate Mortgages Trust
3.883% due 05/25/2034 ~		58	55
4.560% due 11/21/2034 ~		14	14
5.750% due 05/25/2047 ^«•		4	4
MASTR Seasoned Securitization Trust 4.590% due 10/25/2032 «~		6	6
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.893% due 11/15/2031 •		28	27
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.633% due 12/15/2030 •		56	53
Merrill Lynch Mortgage Investors Trust
0.121% due 11/25/2029 ~(a)		629	2
3.738% due 03/25/2036 ^~		737	416
4.053% due 02/25/2036 ~		383	372
4.386% due 02/25/2033 ~		7	7
4.969% due 05/25/2033 «~		2	2
Morgan Stanley Mortgage Loan Trust
3.162% due 07/25/2035 ~		80	70
3.732% due 12/25/2037 ~		1,170	814
3.757% due 08/25/2034 «~		31	28
4.614% due 08/25/2034 «~		4	4
4.616% due 07/25/2035 ^~		60	50
5.410% due 03/25/2036 •		200	138
5.750% due 06/25/2036 ~		1,369	1,303
6.115% due 06/25/2036 ~		13	13
NAAC Reperforming Loan REMIC Trust 6.500% due 02/25/2035 ^		414	371
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		7,562	6,985
2.750% due 11/25/2059 ~		11,858	10,925
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.834% due 10/25/2035 ~		305	177
4.937% due 08/25/2035 «~		32	31
5.570% due 06/25/2037 •		3,678	3,224
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.910% due 12/25/2035 •		1,913	1,771
Prime Mortgage Trust 5.550% due 02/25/2034 •		1	1
RBSGC Mortgage Loan Trust 5.500% due 11/25/2035 ^~		1,759	1,479
RBSSP Resecuritization Trust
4.355% due 06/27/2036 •		2,164	2,102
5.378% due 06/27/2036 •		3,500	2,771
5.378% due 08/27/2037 •		358	348
Residential Accredit Loans, Inc. Trust
1.947% due 12/26/2034 ^~		149	57
4.073% due 02/25/2035 ^~		464	377
4.951% due 01/25/2036 ^~		1,147	823
5.400% due 02/25/2036 ^•		139	88
5.430% due 01/25/2037 •		185	195
5.510% due 05/25/2036 •		782	688
5.520% due 12/25/2036 «•		55	44
5.550% due 11/25/2036 ^•		180	127
5.650% due 08/25/2037 •		41	38
5.950% due 10/25/2045 •		118	100
6.000% due 06/25/2036 ^		167	133
6.020% due 09/25/2037 ~		6,800	4,986
6.500% due 09/25/2037 ^		221	175
Residential Asset Securitization Trust
5.500% due 09/25/2035 ^«		83	42
5.500% due 12/25/2035 ^		231	114
5.550% due 01/25/2046 ^•		1,486	454
5.600% due 02/25/2034 «•		50	45
5.750% due 02/25/2036 ^		790	322
6.000% due 07/25/2036 «		357	193
6.000% due 07/25/2037 ^		1,356	588
Residential Funding Mortgage Securities, Inc. Trust
4.115% due 09/25/2036 ^«~		18	10
4.609% due 02/25/2036 ^~		235	204
6.000% due 10/25/2036 ^		291	223
6.500% due 03/25/2032 «		12	11
RMAC Securities PLC 5.134% due 06/12/2044 •	GBP	497	604
Sequoia Mortgage Trust 3.483% due 09/20/2046 ^~		$40	27
STRIPs Ltd. 5.000% due 03/27/2049		239	6
Structured Adjustable Rate Mortgage Loan Trust
3.625% due 09/25/2036 ^~		194	136
3.853% due 04/25/2036 ^~		285	174
4.082% due 10/25/2036 ^~		295	171
4.892% due 01/25/2035 «~		58	53
5.116% due 03/25/2034 «~		5	5
5.376% due 01/25/2035 ^•		11	10
5.470% due 10/25/2035 •		2,156	1,974

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.590% due 06/25/2037 •		1,122	993
Structured Asset Mortgage Investments Trust
5.270% due 08/25/2036 •		111	97
5.510% due 07/25/2046 •		1,631	1,358
5.570% due 05/25/2036 •		90	61
5.570% due 08/25/2036 ^•		549	450
5.610% due 05/25/2045 •		26	24
5.646% due 07/19/2035 •		103	98
5.710% due 02/25/2036 ^•		167	140
5.726% due 07/19/2034 «•		4	3
5.750% due 08/25/2036 ^•		491	348
5.806% due 09/19/2032 •		1	1
5.846% due 03/19/2034 •		1	1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.574% due 03/25/2033 «~		18	17
Thornburg Mortgage Securities Trust
4.484% due 10/25/2043 ~		58	53
7.151% due 06/25/2037 •		12,629	10,773
Towd Point Mortgage Funding 5.531% due 10/20/2051	GBP	8,660	11,014
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$16,536	15,211
Wachovia Mortgage Loan Trust LLC
4.324% due 10/20/2035 ~		236	224
4.624% due 05/20/2036 ^«~		64	59
WaMu Mortgage Pass-Through Certificates Trust
3.230% due 10/25/2036 ^~		18	16
3.430% due 03/25/2037 ^~		14,174	11,778
3.597% due 07/25/2037 ^~		227	193
3.712% due 10/25/2036 ^~		531	465
3.727% due 12/25/2046 •		257	244
3.824% due 06/25/2037 ^~		923	819
3.894% due 05/25/2037 ^~		29	24
3.975% due 01/25/2036 ~		439	400
4.008% due 12/25/2046 •		154	136
4.016% due 03/25/2033 ~		22	21
4.079% due 03/25/2035 ~		85	82
4.163% due 09/25/2033 «~		3	3
4.220% due 10/25/2034 ~		75	69
4.221% due 08/25/2035 «~		189	175
4.280% due 03/25/2034 ~		1	1
4.325% due 12/25/2032 ~		1,679	1,606
4.404% due 05/25/2046 •		93	79
4.706% due 01/25/2047 •		71	67
4.726% due 06/25/2047 ^•		43	30
4.830% due 06/25/2033 «~		35	34
4.956% due 06/25/2046 •		420	385
5.176% due 11/25/2042 •		5	5
5.376% due 06/25/2042 •		85	78
5.376% due 08/25/2042 •		55	52
5.690% due 12/25/2045 •		3	3
5.730% due 12/25/2045 •		297	269
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	741
5.574% due 12/21/2049		4,200	5,308
6.564% due 12/21/2049 •		910	1,145
7.064% due 12/21/2049 •		455	569
7.564% due 12/21/2049 •		260	324
8.064% due 12/21/2049 •		260	319
Washington Mutual Mortgage Pass-Through Certificates Trust
4.324% due 06/25/2033 ~		$14	14
4.746% due 04/25/2047 •		2,839	2,250
5.500% due 11/25/2035 «		95	71
5.750% due 11/25/2035 ^		574	503
5.750% due 01/25/2036 ^•		2,204	1,714
6.000% due 10/25/2035 ^		335	251
Wells Fargo Alternative Loan Trust 5.500% due 06/25/2037 ^•		769	542
Wells Fargo Mortgage-Backed Securities Trust 4.692% due 04/25/2036 ~		34	32

Total Non-Agency Mortgage-Backed Securities (Cost $228,908)			209,521

ASSET-BACKED SECURITIES 27.0%
522 Funding CLO Ltd. 6.290% due 10/20/2031 •		3,700	3,650
ACAS CLO Ltd. 6.152% due 10/18/2028 •		5,974	5,936
ACE Securities Corp. Home Equity Loan Trust
5.390% due 08/25/2036 ^•		2,921	741
5.470% due 08/25/2036 ^•		1,566	399
5.550% due 12/25/2036 •		4,950	1,336
6.125% due 11/25/2033 •		142	136
Aegis Asset-Backed Securities Trust 6.150% due 03/25/2035 ^•		170	158

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

American Money Management Corp. CLO Ltd.
6.130% due 04/17/2029 •		58	58
6.287% due 11/10/2030 •		2,390	2,373
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.275% due 11/25/2034 •		870	826
Amortizing Residential Collateral Trust 5.850% due 10/25/2031 •		224	215
Anchorage Capital CLO Ltd.
6.310% due 07/15/2030 •		8,096	8,049
6.400% due 07/15/2032 •		800	789
6.413% due 07/22/2032 •		4,400	4,340
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •		4,473	4,445
Apidos CLO 6.190% due 07/17/2030 •		1,879	1,864
Ares CLO Ltd.
6.130% due 01/15/2029 •		4,696	4,667
6.310% due 01/15/2032 •		2,000	1,979
Ares European CLO DAC
3.957% due 10/15/2031 •	EUR	14,000	15,015
4.050% due 04/20/2032 •		3,300	3,534
Argent Securities Trust
5.260% due 09/25/2036 •		$369	122
5.300% due 09/25/2036 •		870	287
5.450% due 06/25/2036 •		3,439	961
5.450% due 07/25/2036 •		2,056	544
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.385% due 02/25/2034 •		559	535
Asset-Backed Funding Certificates Trust
5.260% due 01/25/2037 •		2,588	1,499
5.310% due 01/25/2037 •		1,243	721
5.450% due 05/25/2037 •		11,005	10,169
5.850% due 06/25/2034 •		329	320
6.150% due 06/25/2037 •		36	28
6.200% due 03/25/2034 ^•		654	609
6.275% due 12/25/2032 «•		209	201
Asset-Backed Securities Corp. Home Equity Loan Trust 6.245% due 02/25/2035 •		567	572
Aurium CLO DAC 3.907% due 01/16/2031 •	EUR	6,690	7,160
Avoca CLO DAC 3.885% due 01/12/2031 •		490	525
Bayview Financial Revolving Asset Trust 6.108% due 02/28/2040 «•		$57	49
Bear Stearns Asset-Backed Securities Trust
5.226% due 11/25/2035 ^•		1,246	1,239
5.368% due 02/25/2036 •		1,733	1,728
5.470% due 08/25/2036 •		2,466	2,351
5.500% due 08/25/2036 «		55	53
5.885% due 09/25/2035 •		1,194	1,187
5.950% due 09/25/2046 •		277	259
6.150% due 11/25/2042 •		4	4
6.500% due 10/25/2036 ^		4,722	2,126
Belle Haven ABS CDO Ltd. 5.156% due 11/03/2044 •		33,772	10,186
Benefit Street Partners CLO Ltd. 6.210% due 10/15/2030 •		8,683	8,613
Birch Grove CLO Ltd. 6.682% due 06/15/2031 •		4,900	4,857
Cairn CLO DAC 3.957% due 10/15/2031 •	EUR	6,000	6,417
Carlyle Euro CLO DAC
3.877% due 01/15/2031 •		6,869	7,338
4.213% due 08/15/2032 •		2,200	2,347
Carlyle Global Market Strategies CLO Ltd.
6.271% due 08/14/2030 •		$8,555	8,499
6.353% due 04/22/2032 •		900	890
Carlyle U.S. CLO Ltd. 6.250% due 04/20/2031 •		4,700	4,642
Carrington Mortgage Loan Trust
5.310% due 10/25/2036 •		828	650
5.630% due 06/25/2036 •		2,864	2,714
6.050% due 05/25/2034 •		1,052	1,005
Catamaran CLO Ltd. 6.373% due 04/22/2030 •		9,615	9,557
CIFC Funding Ltd. 6.223% due 10/24/2030 •		8,854	8,792
CIT Mortgage Loan Trust 6.650% due 10/25/2037 •		11,398	11,096
Citigroup Mortgage Loan Trust
5.470% due 09/25/2036 •		9,222	6,738
5.470% due 12/25/2036 •		1,663	1,080
Citius Funding Ltd. 4.951% due 05/05/2046 ^•(c)		435,816	44
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 þ		4,231	4,175

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Countrywide Asset-Backed Certificates Trust
4.216% due 12/25/2034 «~	37	36
5.290% due 08/25/2037 •	690	681
5.460% due 09/25/2037 ^•	1,679	1,387
5.830% due 12/25/2036 ^•	158	117
5.870% due 07/25/2034 •	250	247
6.650% due 02/25/2035 •	1,834	1,794
Credit Suisse First Boston Mortgage Securities Corp. 4.599% due 01/25/2032 •	2	2
Credit-Based Asset Servicing & Securitization LLC 5.900% due 04/25/2036 •	505	530
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.287% due 03/25/2037 ^þ	7,983	3,044
Credit-Based Asset Servicing & Securitization Trust
3.156% due 01/25/2037 ^þ	1,163	364
5.450% due 11/25/2036 •	846	398
Crestline Denali CLO Ltd.
6.280% due 04/20/2030 •	1,684	1,669
6.413% due 10/23/2031 •	4,633	4,576
Delta Funding Home Equity Loan Trust
7.790% due 05/25/2030 ^«þ	143	132
Elevation CLO Ltd. 6.205% due 10/25/2030 •	5,300	5,261
Fieldstone Mortgage Investment Trust 5.458% due 11/25/2036 •	1,375	800
First Franklin Mortgage Loan Asset-Backed Certificates 5.975% due 05/25/2034 •	280	274
First Franklin Mortgage Loan Trust
6.095% due 03/25/2035 •	1,458	1,422
6.425% due 07/25/2034 •	232	225
Fremont Home Loan Trust
5.280% due 11/25/2036 •	4,895	1,777
5.300% due 01/25/2037 •	1,389	643
5.630% due 02/25/2037 •	3,521	1,217
5.650% due 05/25/2036 •	8,579	5,072
6.020% due 05/25/2034 •	2,817	2,605
GE-WMC Mortgage Securities Trust 5.450% due 08/25/2036 •	2,366	1,036
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •	7,700	7,655
GSAA Home Equity Trust
4.999% due 09/25/2035 «~	81	71
5.710% due 07/25/2037 •	31,412	16,756
6.050% due 08/25/2037 •	117	113
GSAMP Trust
3.332% due 11/25/2034 •	838	790
5.200% due 12/25/2046 •	1,022	515
5.250% due 12/25/2046 •	3,730	1,879
5.300% due 12/25/2046 •	2,400	1,209
5.380% due 12/25/2046 •	462	233
5.450% due 09/25/2036 •	1,435	523
5.630% due 08/25/2036 •	744	589
5.690% due 04/25/2036 •	2,181	1,373
Home Equity Loan Trust 5.490% due 04/25/2037 •	3,000	2,477
Home Equity Mortgage Loan Asset-Backed Trust
5.310% due 07/25/2037 •	2,640	1,415
5.350% due 07/25/2037 •	2,724	1,462
5.390% due 04/25/2037 •	1,842	1,202
Home Equity Mortgage Trust 5.867% due 07/25/2036 ^«þ	138	16
HSI Asset Securitization Corp. Trust
5.340% due 01/25/2037 •	1,434	992
5.370% due 12/25/2036 •	3,468	942
5.490% due 12/25/2036 •	1,003	270
5.590% due 12/25/2036 •	7,423	2,005
IXIS Real Estate Capital Trust 5.610% due 01/25/2037 •	3,804	1,383
JP Morgan Mortgage Acquisition Trust
5.450% due 07/25/2036 •	1,294	579
5.470% due 07/25/2036 ^•	1,306	356
6.630% due 07/25/2036 ^þ	1,039	306
KKR CLO Ltd. 6.210% due 07/15/2030 •	4,656	4,620
L2L Education Loan Trust 5.533% due 06/15/2031 •	1,361	1,360
LCM LP 6.250% due 07/20/2030 •	3,924	3,898
Lehman XS Trust 5.670% due 05/25/2046 ^•	23,907	21,353
Long Beach Mortgage Loan Trust
5.750% due 02/25/2036 •	1,521	1,251
5.785% due 07/25/2032 ^«•	72	69
Magnetite Ltd. 6.201% due 11/15/2028 •	8,894	8,838

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Marble Point CLO Ltd. 6.300% due 10/15/2030 •		4,520	4,489
MASTR Asset-Backed Securities Trust
5.200% due 10/25/2036 •		893	290
5.250% due 11/25/2036 •		54	18
5.390% due 10/25/2036 •		1,700	1,515
5.450% due 08/25/2036 •		848	332
5.630% due 03/25/2036 •		2,625	1,613
5.650% due 10/25/2035 ^•		575	537
Merrill Lynch Mortgage Investors Trust
3.929% due 02/25/2037 ^þ		1,549	214
5.370% due 08/25/2037 •		1,698	880
5.450% due 08/25/2037 •		10,246	5,325
6.050% due 02/25/2047 •		440	259
MidOcean Credit CLO
6.329% due 01/29/2030 •		2,331	2,318
6.429% due 02/20/2031 •		3,970	3,932
Morgan Stanley ABS Capital, Inc. Trust
5.210% due 12/25/2036 •		3,139	1,561
5.260% due 03/25/2037 •		1,348	595
5.290% due 11/25/2036 •		8,429	3,991
5.300% due 10/25/2036 •		18,434	9,737
5.300% due 11/25/2036 •		2,634	1,451
5.300% due 12/25/2036 •		695	345
5.330% due 02/25/2037 •		2,022	647
5.350% due 02/25/2037 •		55	26
5.370% due 11/25/2036 •		4,558	2,159
5.400% due 03/25/2037 •		14,459	6,387
5.450% due 09/25/2036 •		9,368	3,526
5.470% due 09/25/2036 •		1,584	709
5.510% due 02/25/2037 •		1,453	466
5.630% due 06/25/2036 •		894	472
5.650% due 08/25/2036 •		110	57
6.065% due 03/25/2035 •		182	180
6.200% due 09/25/2033 •		462	455
6.200% due 06/25/2035 ^•		4,000	3,593
Morgan Stanley Home Equity Loan Trust 5.250% due 12/25/2036 •		1,359	659
Nelnet Student Loan Trust
5.328% due 03/23/2037 •		98	96
5.365% due 10/25/2033 •		168	163
New Century Home Equity Loan Trust 8.150% due 01/25/2033 ^•		309	265
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.810% due 10/25/2036 ^•		4,165	942
5.950% due 02/25/2037 ^•		423	126
NovaStar Mortgage Funding Trust
5.450% due 09/25/2036 •		3,271	1,419
5.490% due 11/25/2036 •		7,330	2,291
5.570% due 01/25/2037 •		2,903	1,017
5.650% due 10/25/2036 •		1,105	606
Oaktree CLO Ltd. 6.383% due 04/22/2030 •		2,100	2,068
OCP Euro CLO DAC 4.091% due 09/22/2034 •	EUR	7,400	7,865
Octagon Investment Partners Ltd. 6.321% due 02/14/2031 •		$1,500	1,483
Option One Mortgage Loan Trust
5.280% due 07/25/2037 •		893	574
5.330% due 04/25/2037 •		909	456
5.370% due 01/25/2037 •		768	441
5.390% due 04/25/2037 •		960	542
5.400% due 03/25/2037 •		500	247
5.400% due 07/25/2037 •		1,209	777
Ownit Mortgage Loan Trust
3.157% due 10/25/2035 þ		614	358
5.438% due 05/25/2037 •		1,558	1,184
OZLM Ltd.
6.240% due 10/17/2029 •		2,741	2,724
6.410% due 07/20/2032 •		4,600	4,507
Palmer Square CLO Ltd. 6.260% due 10/17/2031 •		1,500	1,484
Palmer Square European Loan Funding DAC 3.957% due 04/15/2031 •	EUR	11,785	12,634
Palmer Square Loan Funding Ltd.
6.050% due 07/20/2029 •		$7,870	7,775
6.060% due 10/15/2029 •		1,585	1,568
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.950% due 12/25/2034 •		715	692
People's Financial Realty Mortgage Securities Trust 5.290% due 09/25/2036 •		2,298	641
RAAC Trust 5.750% due 06/25/2044 •		231	191
Rad CLO Ltd. 6.393% due 07/24/2032 •		5,450	5,376

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Renaissance Home Equity Loan Trust
3.269% due 09/25/2037 þ		5,514	3,850
5.612% due 04/25/2037 þ		3,801	1,082
Residential Asset Securities Corp. Trust
5.670% due 07/25/2036 ^•		13,615	12,045
5.690% due 07/25/2036 •		2,499	2,149
5.990% due 12/25/2034 •		131	130
6.185% due 08/25/2035 •		1,861	1,828
Romark CLO Ltd. 6.303% due 10/23/2030 •		5,262	5,202
Saranac CLO Ltd. 6.684% due 08/13/2031 •		3,700	3,656
Saxon Asset Securities Trust
2.029% due 03/25/2035 ^•		141	137
5.490% due 10/25/2046 •		548	530
Sculptor European CLO DAC 3.916% due 01/14/2032 •	EUR	7,200	7,718
Securitized Asset-Backed Receivables LLC Trust
5.650% due 03/25/2036 •		$2,488	1,560
5.915% due 02/25/2034 •		546	543
Segovia European CLO DAC 4.080% due 07/20/2032 •	EUR	8,100	8,612
SG Mortgage Securities Trust
5.300% due 10/25/2036 •		$3,094	2,763
5.360% due 10/25/2036 •		2,300	1,593
5.690% due 02/25/2036 •		5,113	2,960
Sierra Madre Funding Ltd.
5.571% due 09/07/2039 •		13,008	9,320
5.591% due 09/07/2039 •		30,358	21,788
Signal Peak CLO Ltd. 6.365% due 04/25/2031 •		2,300	2,285
SLM Student Loan Trust
6.650% due 06/25/2043 •		103	97
6.650% due 09/25/2076 •		104	96
6.950% due 11/25/2070 •		141	136
Sound Point CLO Ltd.
6.173% due 01/23/2029 •		2,592	2,588
6.230% due 10/20/2030 •		4,908	4,853
6.235% due 07/25/2030 •		2,520	2,491
6.460% due 07/20/2032 •		5,500	5,400
Soundview Home Loan Trust
5.260% due 02/25/2037 •		4,234	1,205
5.710% due 10/25/2036 •		2,436	2,358
6.100% due 09/25/2037 •		2,134	1,670
Specialty Underwriting & Residential Finance Trust
3.597% due 09/25/2037 •		3,961	1,338
5.270% due 03/25/2037 •		678	380
Stratus CLO Ltd. 6.200% due 12/29/2029 •		4,161	4,128
Structured Asset Investment Loan Trust
5.870% due 10/25/2035 •		393	381
6.125% due 01/25/2035 •		1,713	1,532
6.275% due 01/25/2035 •		606	503
6.530% due 04/25/2033 «•		36	34
6.725% due 01/25/2035 •		684	511
6.875% due 01/25/2035 ^•		573	232
Structured Asset Securities Corp. Trust 5.840% due 09/25/2035 •		6,480	6,134
Symphony Static CLO Ltd. 6.085% due 10/25/2029 •		3,646	3,605
Talon Funding Ltd. 5.989% due 06/05/2035 •		1,445	288
TCI-Symphony CLO Ltd. 6.262% due 10/13/2032 •		9,300	9,197
TCW CLO Ltd. 6.225% due 04/25/2031 •		5,600	5,543
THL Credit Wind River CLO Ltd. 6.340% due 04/15/2031 •		7,000	6,914
Tikehau CLO DAC 4.144% due 08/04/2034 •	EUR	2,500	2,666
Triaxx Prime CDO Ltd. 5.453% due 10/02/2039 •		$3,599	66
Venture CLO Ltd.
6.150% due 10/20/2028 •		705	702
6.240% due 07/20/2030 •		2,453	2,418
6.270% due 04/20/2029 •		3,660	3,656
6.459% due 07/30/2032 •		4,900	4,817
Vibrant CLO Ltd.
6.290% due 09/15/2030 •		5,770	5,705
6.370% due 07/20/2032 •		6,200	6,066
6.460% due 06/20/2029 •		1,033	1,032
Voya CLO Ltd.
6.210% due 04/17/2030 •		827	821
6.248% due 10/15/2030 •		2,610	2,591
Washington Mutual Asset-Backed Certificates Trust 5.630% due 05/25/2036 •		1,304	991

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Wellfleet CLO Ltd.
6.140% due 04/20/2029 •		1,203	1,201
6.140% due 07/20/2029 •		4,123	4,078
6.310% due 10/20/2029 •		1,330	1,323

Total Asset-Backed Securities (Cost $743,798)			623,956

SOVEREIGN ISSUES 4.6%
Argentina Government International Bond
0.500% due 07/09/2030 þ		4,802	1,528
1.000% due 07/09/2029		685	224
1.500% due 07/09/2035 þ		14,347	4,316
3.500% due 07/09/2041 þ		132	43
15.500% due 10/17/2026	ARS	31,710	13
Dominican Republic International Bond 5.300% due 01/21/2041		$2,050	1,611
Mexico Government International Bond
5.400% due 02/09/2028		1,000	1,019
6.350% due 02/09/2035		2,600	2,740
New Zealand Government International Bond
2.000% due 09/20/2025 (h)	NZD	20,467	12,543
3.000% due 09/20/2030 (h)		5,453	3,498
Provincia de Buenos Aires 88.734% due 04/12/2025	ARS	325,460	603
Romania Government International Bond 1.750% due 07/13/2030	EUR	3,600	3,003
Russia Government International Bond
4.250% due 06/23/2027 ^(c)		$400	174
4.750% due 05/27/2026 ^(c)		400	202
5.100% due 03/28/2035 ^(c)		1,000	445
5.250% due 06/23/2047 ^(c)		200	89
5.250% due 06/23/2047 ^«(c)		600	36
5.625% due 04/04/2042 ^(c)		200	136
South Africa Government International Bond
4.850% due 09/30/2029		10,000	8,816
10.500% due 12/21/2026	ZAR	905,500	49,965
Turkey Government International Bond
5.750% due 03/22/2024		$3,000	2,956
6.350% due 08/10/2024		12,400	12,209

Total Sovereign Issues (Cost $131,841)			106,169

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Royal Caribbean Cruises Ltd. (d)		4,713	489
Urbi Desarrollos Urbanos SAB de CV (d)		477	0

			489

ENERGY 0.0%
Constellation Oil 'B' «(d)(k)		1,262,836	137

FINANCIALS 0.0%
Intelsat Emergence SA «(d)(k)		22,223	511

Total Common Stocks (Cost $2,733)			1,137

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)		2,327	11

Total Rights (Cost $0)			11

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(k)		1	0

FINANCIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «		2,327	17

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Warrants (Cost $0)			17

CONVERTIBLE PREFERRED SECURITIES 0.2%
FINANCIALS 0.2%
Wells Fargo & Co. 7.500%		3,500	4,032

Total Convertible Preferred Securities (Cost $4,179)			4,032

PREFERRED SECURITIES 0.9%
FINANCIALS 0.9%
AGFC Capital Trust 7.010% (US0003M + 1.750%) due 01/15/2067 ~		6,600,000	3,558
Bank of America Corp.
4.300% due 01/28/2025 •(i)		3,900,000	3,491
5.875% due 03/15/2028 •(i)		1,600,000	1,463
CaixaBank SA 6.750% due 06/13/2024 •(i)(j)		200,000	212
JPMorgan Chase & Co. 5.000% due 08/01/2024 •(i)		7,900,000	7,696
Nationwide Building Society 10.250% ~		4,096	599
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)		3,571,675	3,624
Wells Fargo & Co. 3.900% due 03/15/2026 •(i)		400,000	352

Total Preferred Securities (Cost $22,718)			20,995

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.0%
REPURCHASE AGREEMENTS (l) 15.4%			355,369

ARGENTINA TREASURY BILLS 0.3%
4.184% due 09/18/2023 - 11/23/2023 (e)(f)(h)	ARS	2,795,474	5,784

HUNGARY TREASURY BILLS 1.2%
16.220% due 07/06/2023 (f)(g)	HUF	9,541,000	27,891

U.S. TREASURY BILLS 0.1%
5.241% due 08/24/2023 - 09/14/2023 (e)(f)(p)		$1,997	1,978

Total Short-Term Instruments (Cost $391,148)			391,022

Total Investments in Securities (Cost $3,185,721)			2,904,014

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		9,211	90

Total Short-Term Instruments (Cost $89)			90

Total Investments in Affiliates (Cost $89)			90

Total Investments 125.8% (Cost $3,185,810)			$2,904,104
Financial Derivative Instruments (m)(o) (0.9)%(Cost or Premiums, net $4,887)			(20,669)
Other Assets and Liabilities, net (24.9)%			(575,702)

Net Assets 100.0%			$2,307,733

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Payment in-kind security.
(c)							Security is not accruing income as of the date of this report.
(d)							Security did not produce income within the last twelve months.
(e)							Coupon represents a weighted average yield to maturity.
(f)							Zero coupon security.
(g)							Coupon represents a yield to maturity.
(h)							Principal amount of security is adjusted for inflation.
(i)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)							Contingent convertible security.
(k)							RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'					06/10/2022		$137	$137	0.01%
Constellation Oil Class 'D' - Exp. 06/10/2071					06/10/2022		0	0	0.00
Deutsche Bank AG 0.898% due 05/28/2024					01/27/2021 - 01/28/2021		2,100	1,996	0.09
Deutsche Bank AG 2.129% due 11/24/2026					11/17/2020		1,000	890	0.04
Deutsche Bank AG 3.729% due 01/14/2032					01/27/2021 - 01/28/2021		1,707	1,287	0.06
Intelsat Emergence SA					09/05/2018		2,087	511	0.02

							$7,031	$4,821	0.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.060%	07/03/2023	07/05/2023	$165,800	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2026		$(169,122)	$165,800	$165,800
FICC	2.400	06/30/2023	07/03/2023	4,169	U.S. Treasury Notes 4.625% due 06/30/2025		(4,252)	4,169	4,169
JPS	5.180	06/30/2023	07/03/2023	160,500	U.S. Treasury Inflation Protected Securities 0.500% - 3.625% due 01/15/2028 - 04/15/2028		(152,693)	160,500	160,569
					U.S. Treasury Notes 1.750% due 07/31/2024		(6,738)
NXN	5.140	06/30/2023	07/03/2023	24,900	U.S. Treasury Bonds 2.875% due 05/15/2049		(25,727)	24,900	24,911

Total Repurchase Agreements							$(358,532)	$355,369	$355,449

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.0)%
Uniform Mortgage-Backed Security, TBA					2.000%	08/01/2053	$158,200	$(129,792)	$(129,236)
Uniform Mortgage-Backed Security, TBA					3.000	08/01/2053	11,500	(10,210)	(10,137)

Total Short Sales (6.0)%								$(140,002)	$(139,373)

(1)							Includes accrued interest.

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(101) at a weighted average interest rate of 5.046%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	849	$172,639	$(2,432)	$0	$(26)
U.S. Treasury 5-Year Note September Futures	09/2023	1,585	169,744	(3,109)	0	0

$(5,541)	$0	$(26)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2023	194	$(24,495)	$353	$106	$0
Euro-Bund September Futures	09/2023	368	(53,705)	513	377	(40)
Euro-Schatz September Futures	09/2023	378	(43,248)	367	72	0
U.S. Treasury 10-Year Note September Futures	09/2023	2,565	(287,961)	4,456	0	(361)
U.S. Treasury Long-Term Bond September Futures	09/2023	712	(90,357)	92	0	(534)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	1,396	(165,339)	1,640	0	(415)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	325	(44,271)	(543)	0	(406)

$6,878	$555	$(1,756)

Total Futures Contracts	$1,337	$555	$(1,782)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2026	0.743%	$7,000	$(21)	$81	$60	$3	$0
Boeing Co.	1.000	Quarterly	06/20/2027	0.789	400	(9)	12	3	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.400	EUR	9,600	30	64	94	0	(3)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	0.951	$700	93	(78)	15	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.301	630	125	(51)	74	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	805	97	18	115	2	0

$315	$46	$361	$6	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$24,500	$(858)	$(270)	$(1,128)	$0	$(160)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	74,480	(7,091)	3,537	(3,554)	0	(508)
CDX.HY-39 5-Year Index	(5.000)	Quarterly	12/20/2027	198	(3)	(4)	(7)	0	(1)
CDX.HY-40 5-Year Index	(5.000)	Quarterly	06/20/2028	21,500	(131)	(508)	(639)	0	(161)

$(8,083)	$2,755	$(5,328)	$0	$(830)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(3)	$1	$(2)	$0	$0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	1,500	27	(5)	22	1	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	4,900	107	(32)	75	4	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

CDX.IG-37 5-Year Index	1.000	Quarterly		12/20/2026		200	4	(1)	3	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		13,900	113	100	213	19	0

							$248	$63	$311	$24	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/20/2028	GBP	58,800	$272	$3,746	$4,018	$373	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		73,300	(1,356)	(4,566)	(5,922)	0	(600)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.086	Semi-Annual	09/11/2029	JPY	624,000	0	(129)	(129)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/04/2023		$457,600	0	6,451	6,451	208	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/20/2023		200	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/21/2023		271,500	0	(3,876)	(3,876)	0	(113)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/30/2023		25,770	0	(365)	(365)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023		457,600	(413)	(9,668)	(10,081)	0	(128)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		239,700	4,187	17,108	21,295	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		31,800	1,198	2,143	3,341	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		5,100	(11)	(43)	(54)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		200	6	11	17	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.827	Annual	07/03/2028		87,900	(954)	(7,222)	(8,176)	42	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		7,600	(27)	(128)	(155)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		25,770	201	5,189	5,390	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	1.853	Annual	05/18/2032		3,740	(31)	(473)	(504)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		49,000	(556)	(6,913)	(7,469)	89	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		5,000	(21)	(75)	(96)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		3,000	(12)	(37)	(49)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		2,500	(11)	(43)	(54)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		2,600	(11)	(37)	(48)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		2,700	(10)	(35)	(45)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		4,900	(18)	(53)	(71)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		14,100	624	37	661	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		51,300	10,704	3,816	14,520	0	(442)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		2,700	(25)	(49)	(74)	28	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		18,000	958	3,049	4,007	0	(169)
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025	BRL	121,000	0	(15)	(15)	29	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025		116,000	0	15	15	27	0
Pay	1-Year BRL-CDI	11.835	Maturity	01/02/2025		115,000	0	30	30	27	0
Pay	1-Year BRL-CDI	11.020	Maturity	01/04/2027		149,400	0	152	152	125	0
Pay	1-Year BRL-CDI	11.045	Maturity	01/04/2027		137,800	0	164	164	115	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027		116,400	0	142	142	97	0
Pay	1-Year BRL-CDI	11.098	Maturity	01/04/2027		170,900	0	222	222	143	0
Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027		127,300	0	752	752	108	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027		95,500	0	594	594	81	0
Pay	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	421,300	(34)	(5,149)	(5,183)	0	(80)
Pay	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		64,000	1	(793)	(792)	0	(12)
Pay	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	175,100	59	(1,519)	(1,460)	0	(29)
Pay	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		243,600	(6)	(2,063)	(2,069)	0	(45)
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/04/2023		$457,600	0	(6,413)	(6,413)	0	(204)
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/20/2023		200	0	3	3	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/21/2023		271,500	0	3,905	3,905	126	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/30/2023		25,770	0	368	368	12	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024	EUR	11,700	(21)	(175)	(196)	0	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024	12,000	(22)	(180)	(202)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	8,500	(64)	(887)	(951)	0	(32)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	5,000	(19)	(469)	(488)	0	(19)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	34,100	(240)	296	56	0	(217)
Receive	6-Month PLN-WIBOR	6.210	Annual	04/26/2027	PLN	97,600	49	(887)	(838)	0	(44)
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027	76,000	0	(1,273)	(1,273)	0	(40)
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027	77,500	0	(1,434)	(1,434)	0	(42)
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027	72,500	0	(1,307)	(1,307)	0	(39)
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027	66,700	0	(1,185)	(1,185)	0	(36)
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027	64,900	0	(1,161)	(1,161)	0	(35)
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027	27,000	0	(495)	(495)	0	(15)
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027	97,100	0	(2,549)	(2,549)	0	(58)
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027	50,100	0	(1,411)	(1,411)	0	(31)
Receive	6-Month PLN-WIBOR	7.761	Annual	10/21/2027	50	0	(2)	(2)	0	0
Receive	6-Month PLN-WIBOR	8.005	Annual	10/25/2027	50	0	(2)	(2)	0	0
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	250,700	(823)	(1,821)	(2,644)	279	0

$13,574	$(16,712)	$(3,138)	$2,014	$(2,510)

Total Swap Agreements	$6,054	$(13,848)	$(7,794)	$2,044	$(3,343)

(n)	Securities with an aggregate market value of $32,169 and cash of $23,001 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	AUD	2,443	$1,621	$0	$(6)
07/2023	$269	AUD	411	5	0
08/2023	1,623	2,443	6	0
BOA	07/2023	DKK	1,810	$261	0	(4)
07/2023	EUR	370	404	1	0
07/2023	MXN	84,113	4,569	0	(333)
07/2023	NOK	1,227	112	0	(3)
07/2023	NZD	7,127	4,324	0	(50)
07/2023	PLN	17,068	4,093	0	(101)
07/2023	$2,160	AUD	3,308	44	0
07/2023	483	DKK	3,283	0	(2)
07/2023	347	PEN	1,273	3	0
07/2023	1,111	PLN	4,645	31	0
08/2023	DKK	3,277	$483	2	0
08/2023	$532	CNY	3,650	0	(27)
09/2023	HKD	11,139	$1,426	1	0
09/2023	KRW	33,456	26	1	0
09/2023	TWD	1,735	57	1	0
09/2023	$5,079	INR	420,091	26	0
BPS	07/2023	AUD	1,747	$1,157	0	(7)
07/2023	BRL	346	72	0	0
07/2023	PLN	5,359	1,300	0	(17)
07/2023	$1,270	AUD	1,945	26	0
07/2023	71	BRL	346	1	0
07/2023	212,784	EUR	194,199	0	(874)
07/2023	35,958	JPY	4,998,132	0	(1,320)
07/2023	232	PLN	961	4	0
08/2023	BRL	346	$71	0	(1)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	08/2023	CNH	1,775		257	12	0
	08/2023	EUR	194,199		213,083	882	0
	08/2023	TWD	869		28	1	0
	08/2023		$1,158	AUD	1,747	7	0
	08/2023		628	CNY	4,292	0	(34)
	08/2023		22,753	JPY	3,274,766	38	0
	08/2023	ZAR	66,577		$3,625	102	0
	09/2023		$177	PEN	648	1	0
	10/2023	ZAR	317,226		$17,046	368	0
BRC	07/2023	NZD	168		101	0	(2)
	07/2023	PLN	4,842		1,160	0	(30)
	07/2023		$1,104	GBP	887	22	0
	07/2023		6,084	PLN	25,326	139	0
	08/2023		2,977	COP	12,681,592	25	0
	08/2023	ZAR	44,959		$2,343	3	(38)
	09/2023	ILS	387		108	3	0
	09/2023		$90	PEN	330	0	0
	10/2023	MXN	244,900		$13,071	0	(963)
BSH	07/2023		$1,083	PEN	3,986	15	0
CBK	07/2023	CAD	4,874		$3,577	0	(102)
	07/2023	CLP	7,942,777		9,814	0	(82)
	07/2023	NOK	1,010		91	0	(3)
	07/2023	PEN	7,909		2,178	0	(2)
	07/2023		$932	AUD	1,428	20	0
	07/2023		1,301	EUR	1,189	0	(3)
	07/2023		1,183	GBP	929	0	(3)
	07/2023		3,612	PEN	13,684	158	0
	07/2023		533	PLN	2,180	2	0
	08/2023	PEN	18,346		$4,697	0	(343)
	08/2023	SEK	12,044		1,188	69	0
	08/2023	TWD	836		27	1	0
	08/2023		$9,883	CLP	8,085,958	129	0
	08/2023		37	CNH	257	0	(1)
CLY	07/2023	DKK	5,320		$768	0	(12)
DUB	07/2023	BRL	108,950		22,607	0	(146)
	07/2023	PEN	7,909		2,162	0	(18)
	07/2023		$20,108	BRL	108,950	2,646	0
	07/2023		4,339	PEN	15,818	20	0
	10/2023	ZAR	14,473		$795	34	0
GLM	07/2023	BRL	109,296		22,636	0	(191)
	07/2023	PEN	3,990		1,090	0	(9)
	07/2023		$22,679	BRL	109,296	147	0
	07/2023		172	NOK	1,851	1	0
	07/2023		1,951	PLN	8,259	79	0
	08/2023	NOK	1,849		$172	0	(1)
	09/2023		$22,636	BRL	110,507	186	0
	09/2023		1,090	PEN	4,009	8	0
	10/2023	ZAR	91,614		$4,885	69	0
JPM	07/2023	JPY	1,702,094		11,902	106	0
	07/2023	MXN	271		16	0	0
	07/2023		$2,077	AUD	3,177	39	0
	07/2023		510	PLN	2,162	21	0
	08/2023	CNH	1,425		$206	9	0
	08/2023	HUF	19,714		56	0	(1)
	08/2023		$662	CNY	4,528	0	(35)
	08/2023		257	HUF	88,577	0	(1)
	08/2023		11,902	JPY	1,694,861	0	(106)
	08/2023		11,543	MXN	200,107	54	0
	08/2023		2,617	ZAR	47,900	0	(82)
	08/2023	ZAR	98		$5	0	0
	09/2023	ILS	371		105	4	0
	09/2023	PEN	62,893		17,081	0	(151)
	09/2023		$1,235	INR	101,816	2	0
	09/2023		2,303	PEN	8,412	2	0
	10/2023		5,672	MXN	99,593	35	0
MBC	07/2023	CAD	2,277		$1,707	0	(12)
	07/2023	GBP	38,214		47,304	0	(1,228)
	08/2023	HUF	228,488		670	9	0
	09/2023	KRW	62,015		49	1	0
MYI	07/2023	NZD	473		286	0	(4)
	07/2023	PLN	4,144		960	0	(58)
	07/2023		$429	DKK	2,928	0	0
	07/2023		907	PLN	3,826	34	0
	08/2023	DKK	2,923		$429	0	0
	08/2023	TWD	935		31	1	0
	09/2023	KRW	69,696		54	1	0
	09/2023		$267	INR	21,992	1	0
NGF	08/2023	CNH	2,178		$317	17	0
	09/2023	SGD	12,371		9,287	113	0
RBC	07/2023		$4	MXN	80	1	0
	08/2023		13,238		229,407	58	0
RYL	07/2023		96	PLN	407	4	0
SCX	07/2023	AUD	3,589		$2,382	0	(8)
	07/2023	NZD	18,561		11,270	0	(121)
	07/2023		$2,931	AUD	4,485	57	0
	08/2023	CNH	675		$98	5	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

08/2023	$2,384	AUD	3,589	8	0
08/2023	862	CNH	5,919	0	(45)
08/2023	1,761	CNY	12,022	0	(97)
09/2023	TWD	1,450	$48	1	0
09/2023	$773	INR	63,677	1	0
09/2023	906	PEN	3,337	9	0
SOG	07/2023	EUR	195,018	$209,789	0	(3,015)
07/2023	PLN	187,765	43,585	0	(2,557)
07/2023	$1,776	AUD	2,715	32	0
SSB	07/2023	PEN	7,906	$2,167	0	(11)
07/2023	$9,902	CLP	7,954,164	9	0
08/2023	CLP	7,977,137	$9,902	0	(3)
08/2023	$2,164	PEN	7,906	9	0
TOR	07/2023	AUD	4,416	$2,917	0	(25)
07/2023	$940	AUD	1,437	17	0
07/2023	5,405	CAD	7,151	2	(9)
07/2023	46,251	GBP	36,398	0	(26)
07/2023	16,035	NZD	26,329	124	0
08/2023	CAD	7,148	$5,405	9	(2)
08/2023	GBP	36,398	46,261	26	0
08/2023	HUF	12,487	36	0	0
08/2023	NZD	26,329	16,033	0	(124)
08/2023	$2,919	AUD	4,416	25	0
UAG	07/2023	AUD	7,039	$4,700	22	(11)
07/2023	$215	AUD	329	4	0
08/2023	DKK	918	$134	0	(1)
08/2023	$4,704	AUD	7,039	11	(22)
08/2023	ZAR	447,256	$23,290	0	(372)
09/2023	ILS	321	90	3	0
09/2023	SGD	3,611	2,702	24	0
09/2023	$4,807	INR	397,419	23	0
09/2023	ZAR	22,953	$1,309	98	0

Total Forward Foreign Currency Contracts	$6,370	$(12,855)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060%	10/25/2023	26,300	$1,500	$6,667
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	13,800	725	3,324
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	14,300	777	3,560

Total Purchased Options	$3,002	$13,551

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	7,500	$(23)	$(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	7,500	(23)	(101)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	131,500	(1,505)	(11,833)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	2,700	(11)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	2,700	(10)	(8)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	8,300	(50)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	8,300	(50)	(178)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	1,400	(5)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	1,400	(5)	(5)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	69,000	(725)	(6,409)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	7,200	(44)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	7,200	(44)	(154)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	4,700	(31)	(1)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	4,700	(31)	(96)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	4,700	(33)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	4,900	(35)	(94)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	4,900	(34)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	4,900	(34)	(92)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	4,900	(34)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	4,900	(34)	(90)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	4,700	(32)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	4,700	(32)	(97)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	4,700	(32)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	4,700	(32)	(102)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	3,800	(13)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	3,800	(13)	(16)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	71,500	(777)	(6,737)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	700	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	700	(2)	(3)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	400	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	1,400	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	1,400	(5)	(7)

Total Written Options	$(3,708)	$(26,060)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.401%	$100	$(2)	$3	$1	$0
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.553	2,300	(6)	17	11	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.401	200	(3)	5	2	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.020	17,400	(770)	773	3	0
Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.119	400	(49)	41	0	(8)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.158	200	(7)	8	1	0
Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.250	800	(23)	29	6	0
JPM	Hochtief AG	5.000	Quarterly	12/20/2026	1.051	EUR	5,900	1,406	(572)	834	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.773	$200	(10)	10	0	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.105	11,400	81	45	126	0

$617	$359	$984	$(8)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$23	$0	$(3)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	555	0	(73)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	375	0	(49)

$(1,078)	$953	$0	$(125)

Total Swap Agreements	$(461)	$1,312	$984	$(133)

(p)

Securities with an aggregate market value of $19,357 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$34,063	$4,600	$38,663
Corporate Bonds & Notes
Banking & Finance	0	392,596	0	392,596
Industrials	0	223,983	448	224,431
Utilities	0	43,926	0	43,926
Convertible Bonds & Notes
Industrials	0	8,627	0	8,627
Municipal Bonds & Notes
California	0	2,045	0	2,045
Illinois	0	1,102	0	1,102
Puerto Rico	0	80	0	80
Washington	0	4,300	0	4,300
West Virginia	0	4,707	0	4,707
U.S. Government Agencies	0	555,999	0	555,999
U.S. Treasury Obligations	0	270,678	0	270,678
Non-Agency Mortgage-Backed Securities	0	206,763	2,758	209,521
Asset-Backed Securities	0	623,295	661	623,956
Sovereign Issues	0	106,133	36	106,169
Common Stocks
Consumer Discretionary	489	0	0	489
Energy	0	0	137	137
Financials	0	0	511	511
Rights
Financials	0	0	11	11
Warrants
Financials	0	0	17	17
Convertible Preferred Securities
Financials	4,032	0	0	4,032
Preferred Securities
Financials	0	20,995	0	20,995
Short-Term Instruments
Repurchase Agreements	0	355,369	0	355,369
Argentina Treasury Bills	0	5,784	0	5,784
Hungary Treasury Bills	0	27,891	0	27,891
U.S. Treasury Bills	0	1,978	0	1,978

	$4,521	$2,890,314	$9,179	$2,904,014
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$90	$0	$0	$90

Total Investments	$4,611	$2,890,314	$9,179	$2,904,104

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(139,373)	$0	$(139,373)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	555	2,044	0	2,599
Over the counter	0	20,905	0	20,905

	$555	$22,949	$0	$23,504
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(40)	(5,085)	0	(5,125)
Over the counter	0	(39,048)	0	(39,048)

	$(40)	$(44,133)	$0	$(44,173)

Total Financial Derivative Instruments	$515	$(21,184)	$0	$(20,669)

Totals	$5,126	$2,729,757	$9,179	$2,744,062

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2023 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Emerging Markets Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.5% ¤
ANGOLA 0.2%
SOVEREIGN ISSUES 0.2%
Angolan Government International Bond
8.250% due 05/09/2028		$1,200	$1,068
8.750% due 04/14/2032		200	169
9.375% due 05/08/2048		1,600	1,271
9.500% due 11/12/2025		1,800	1,763

Total Angola (Cost $4,381)			4,271

ARGENTINA 2.0%
SOVEREIGN ISSUES 2.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$30,326	10,128
0.875% due 07/09/2035 þ	EUR	1,000	289
1.000% due 07/09/2029		$5,844	1,911
1.500% due 07/09/2035 þ		46,312	13,968
1.500% due 07/09/2046 þ		1,334	403
2.750% due 07/09/2041 þ	EUR	1,000	292
3.500% due 07/09/2041 þ		$43,626	14,048
Provincia de Buenos Aires 5.250% due 09/01/2037 þ		3,872	1,486
Provincia de Cordoba 6.875% due 12/10/2025 þ		212	160
Provincia de la Rioja 6.500% due 02/24/2028 þ		5,046	2,699
Provincia de Neuquen Argentina 6.625% due 04/27/2030 ^þ		1,384	983

Total Argentina (Cost $58,681)			46,367

ARMENIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Armenia International Bond 3.600% due 02/02/2031		$5,500	4,325

Total Armenia (Cost $5,400)			4,325

AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	1,600	1,668

Total Austria (Cost $1,760)			1,668

AZERBAIJAN 1.2%
CORPORATE BONDS & NOTES 0.8%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$19,000	19,334

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Project Mercury TBD% due 07/17/2030 «	EUR	5,000	5,456
State Oil Co. of the Azerbaijan Republic TBD% due 11/26/2024 «		$750	731

			6,187

SOVEREIGN ISSUES 0.1%
Republic of Azerbaijan International Bond
3.500% due 09/01/2032		2,200	1,887

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.750% due 03/18/2024		621	615

			2,502

Total Azerbaijan (Cost $28,415)			28,023

BAHAMAS 0.2%
SOVEREIGN ISSUES 0.2%
Bahamas Government International Bond
6.000% due 11/21/2028		$3,550	2,867
9.000% due 06/16/2029		3,000	2,669

Total Bahamas (Cost $6,029)			5,536

BAHRAIN 0.5%
SOVEREIGN ISSUES 0.5%
Bahamas Government International Bond
4.250% due 01/25/2028		$3,000	2,775
5.625% due 09/30/2031		2,900	2,689
Bahrain Government International Bond
4.250% due 01/25/2028		3,500	3,237
5.250% due 01/25/2033		3,600	3,142

Total Bahrain (Cost $12,896)			11,843

BENIN 0.2%
SOVEREIGN ISSUES 0.2%
Benin Government International Bond
4.875% due 01/19/2032	EUR	5,200	4,320
6.875% due 01/19/2052		300	233

Total Benin (Cost $4,227)			4,553

BRAZIL 7.3%
CORPORATE BONDS & NOTES 1.8%
Banco General SA 3.250% due 09/30/2026		$3,100	2,862
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		15,350	15,077
CSN Inova Ventures 6.750% due 01/28/2028		6,100	5,665
CSN Resources SA 7.625% due 04/17/2026		8,336	8,275
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (f)(g)		9,803	25
Vale SA 3.202% due 12/29/2049 ~(g)	BRL	168,820	10,836

			42,740

SOVEREIGN ISSUES 5.5%
Banco Nacional de Desenvolvimento Economico e Social 5.750% due 09/26/2023		$200	200
Brazil Government International Bond 4.750% due 01/14/2050		1,674	1,236
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2023 (f)	BRL	299,500	60,603
0.000% due 01/01/2024 (f)		245,100	48,223
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		75,922	17,012

			127,274

Total Brazil (Cost $171,279)			170,014

CAMEROON 0.5%
SOVEREIGN ISSUES 0.5%
Republic of Cameroon International Bond 5.950% due 07/07/2032	EUR	13,400	10,578

Total Cameroon (Cost $12,057)			10,578

CAYMAN ISLANDS 1.7%
CORPORATE BONDS & NOTES 1.1%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		$6,902	4,830

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026	3,900	1,194
3.125% due 10/22/2025	3,300	1,040
ICD Funding Ltd. 3.223% due 04/28/2026	800	747
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)	521	480
0.000% due 05/15/2030 (f)	4,498	3,348
7.860% due 05/15/2030	3,459	3,286
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)	3,400	226
9.750% due 09/28/2023 ^(c)	1,700	114
11.950% due 11/12/2023 ^(c)	1,700	138
Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036	3,694	3,266
5.875% due 07/05/2034	872	849
Poinsettia Finance Ltd. 6.625% due 06/17/2031	5,664	4,681
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025	200	21
Sunac China Holdings Ltd.
5.950% due 04/26/2024 ^(c)	2,900	435
6.500% due 01/26/2026 ^(c)	4,800	726
7.000% due 07/09/2025 ^(c)	200	30
7.500% due 02/01/2024 ^(c)	1,000	150
7.950% due 10/11/2023 ^(c)	300	45
Xiaomi Best Time International Ltd. 4.100% due 07/14/2051	1,000	593

		26,199

SOVEREIGN ISSUES 0.6%
KSA Sukuk Ltd. 5.268% due 10/25/2028	13,000	13,290

Total Cayman Islands (Cost $59,088)		39,489

CHILE 2.5%
CORPORATE BONDS & NOTES 1.7%
Banco del Estado de Chile 2.704% due 01/09/2025	$900	862
Banco Santander Chile 2.700% due 01/10/2025	950	909
Celulosa Arauco y Constitucion SA 4.500% due 08/01/2024	200	197
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	2,200	1,951
3.625% due 08/01/2027	900	850
4.250% due 07/17/2042	4,700	4,039
4.375% due 02/05/2049	453	382
4.500% due 08/01/2047	700	598
4.875% due 11/04/2044	1,920	1,736
5.125% due 02/02/2033	3,800	3,752
Embotelladora Andina SA 3.950% due 01/21/2050	1,650	1,286
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	200	122
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	600	367
3.830% due 09/14/2061	6,200	4,230
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	1,100	1,009
4.700% due 05/07/2050	400	332
Empresa Nacional del Petroleo
3.450% due 09/16/2031	6,100	5,113
6.150% due 05/10/2033	5,000	4,998
GNL Quintero SA 4.634% due 07/31/2029	4,895	4,764
Sociedad Quimica y Minera de Chile SA 4.250% due 05/07/2029	1,200	1,143

		38,640

SOVEREIGN ISSUES 0.8%
Chile Government International Bond
3.100% due 05/07/2041	300	226
3.100% due 01/22/2061	700	459
3.240% due 02/06/2028	500	471
3.250% due 09/21/2071	7,200	4,689
3.500% due 01/31/2034	1,300	1,148
3.500% due 04/15/2053	1,000	747
3.625% due 10/30/2042 (k)	4,000	3,245
3.860% due 06/21/2047	1,700	1,400

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.340% due 03/07/2042		6,400	5,698

			18,083

Total Chile (Cost $66,631)			56,723

CHINA 0.0%
CORPORATE BONDS & NOTES 0.0%
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(c)		$5,800	122
ZhongAn Online P&C Insurance Co. Ltd. 3.125% due 07/16/2025		200	177

Total China (Cost $5,646)			299

COLOMBIA 1.9%
CORPORATE BONDS & NOTES 0.4%
Ecopetrol SA
4.625% due 11/02/2031		$6,100	4,715
5.875% due 05/28/2045		3,600	2,470
7.375% due 09/18/2043		4,000	3,339

			10,524

SOVEREIGN ISSUES 1.5%
Colombia Government International Bond
3.125% due 04/15/2031		3,000	2,270
3.250% due 04/22/2032		900	668
3.875% due 02/15/2061		5,900	3,318
4.125% due 05/15/2051		10,000	6,009
4.500% due 01/28/2026		2,600	2,482
5.000% due 06/15/2045		5,900	4,122
5.200% due 05/15/2049		3,700	2,551
5.625% due 02/26/2044		2,100	1,569
6.125% due 01/18/2041		4,000	3,269
7.375% due 09/18/2037		2,525	2,405
7.500% due 02/02/2034		7,200	7,059

			35,722

Total Colombia (Cost $57,873)			46,246

DOMINICAN REPUBLIC 4.1%
SOVEREIGN ISSUES 4.1%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	119,800	2,275
13.000% due 12/05/2025		726,000	14,152
13.000% due 01/30/2026		256,100	5,006
Dominican Republic International Bond
4.875% due 09/23/2032		$10,100	8,622
5.300% due 01/21/2041		4,900	3,851
5.500% due 01/27/2025		7,800	7,687
5.500% due 02/22/2029		1,000	938
5.875% due 01/30/2060		8,700	6,764
5.950% due 01/25/2027		10,300	10,121
6.000% due 07/19/2028		12,000	11,725
6.000% due 02/22/2033		3,500	3,236
6.400% due 06/05/2049		200	171
6.500% due 02/15/2048		506	439
6.850% due 01/27/2045		300	273
6.875% due 01/29/2026		3,100	3,130
13.625% due 02/03/2033	DOP	520,900	11,703
13.625% due 02/10/2034		189,000	4,313

Total Dominican Republic (Cost $94,780)			94,406

ECUADOR 0.8%
SOVEREIGN ISSUES 0.8%
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		$1,750	509
1.500% due 07/31/2040 þ		7,302	2,289
2.500% due 07/31/2035 þ		28,950	10,130
5.500% due 07/31/2030 þ		6,974	3,391
Ecuador Social Bond SARL 0.000% due 01/30/2035 (f)		1,807	1,374

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Ecuador (Cost $25,887)			17,693

EGYPT 2.7%
SOVEREIGN ISSUES 2.7%
Egypt Government International Bond
5.625% due 04/16/2030	EUR	2,500	1,519
5.800% due 09/30/2027		$9,000	6,008
5.875% due 02/16/2031		1,800	996
6.375% due 04/11/2031	EUR	7,800	4,751
7.053% due 01/15/2032		$6,500	3,703
7.300% due 09/30/2033		10,850	6,003
7.500% due 02/16/2061		26,900	13,564
7.625% due 05/29/2032		10,600	6,185
7.903% due 02/21/2048		10,500	5,421
8.150% due 11/20/2059		4,000	2,083
8.500% due 01/31/2047		7,300	3,898
8.700% due 03/01/2049		6,600	3,576
8.750% due 09/30/2051		5,050	2,738
8.875% due 05/29/2050		3,700	2,004

Total Egypt (Cost $88,860)			62,449

EL SALVADOR 0.4%
SOVEREIGN ISSUES 0.4%
El Salvador Government International Bond
6.375% due 01/18/2027		$2,000	1,405
7.125% due 01/20/2050		4,850	2,711
7.625% due 09/21/2034		3,170	1,856
7.650% due 06/15/2035		1,200	713
8.250% due 04/10/2032		1,410	913
9.500% due 07/15/2052		1,000	634

Total El Salvador (Cost $12,130)			8,232

ETHIOPIA 0.1%
SOVEREIGN ISSUES 0.1%
Ethiopia Government International Bond 6.625% due 12/11/2024		$2,000	1,387

Total Ethiopia (Cost $1,974)			1,387

GABON 0.0%
SOVEREIGN ISSUES 0.0%
Gabon Government International Bond
6.625% due 02/06/2031		$350	279
7.000% due 11/24/2031		300	239

Total Gabon (Cost $480)			518

GEORGIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Georgian Railway JSC 4.000% due 06/17/2028		$200	173

Total Georgia (Cost $175)			173

GHANA 0.8%
SOVEREIGN ISSUES 0.8%
Ghana Government International Bond
0.000% due 04/07/2025 ^(c)		$1,200	462
7.625% due 05/16/2029 ^(c)		1,550	668
7.750% due 04/07/2029 ^(c)		1,100	473
7.875% due 02/11/2035 ^(c)		1,400	613
8.125% due 03/26/2032 ^(c)		6,700	2,895
8.625% due 04/07/2034 ^(c)		7,600	3,273
8.750% due 03/11/2061 ^(c)		19,850	8,281
8.875% due 05/07/2042 ^(c)		700	290
8.950% due 03/26/2051 ^(c)		2,600	1,090
10.750% due 10/14/2030 ^		445	301

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Ghana (Cost $34,530)			18,346

GUATEMALA 0.9%
SOVEREIGN ISSUES 0.9%
Guatemala Government International Bond
4.375% due 06/05/2027		$5,300	5,024
4.500% due 05/03/2026		2,300	2,202
4.650% due 10/07/2041		3,000	2,406
4.875% due 02/13/2028		4,300	4,101
4.900% due 06/01/2030		600	561
5.250% due 08/10/2029		4,000	3,816
5.375% due 04/24/2032		1,000	952
6.125% due 06/01/2050		1,150	1,059

Total Guatemala (Cost $21,921)			20,121

HONG KONG 1.0%
CORPORATE BONDS & NOTES 0.6%
AIA Group Ltd. 3.200% due 09/16/2040		$400	307
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	2,600	1,958
6.850% due 07/02/2024		$2,197	1,983
Huarong Finance Co. Ltd.
3.250% due 11/13/2024		500	469
3.750% due 05/29/2024		200	192
5.000% due 11/19/2025		1,000	923
5.500% due 01/16/2025		400	381
6.625% (US0003M + 1.250%) due 02/24/2025 ~		5,000	4,705
Lenovo Group Ltd.
3.421% due 11/02/2030		200	169
5.875% due 04/24/2025		2,800	2,786

			13,873

SOVEREIGN ISSUES 0.4%
Airport Authority
2.625% due 02/04/2051		4,000	2,779
4.875% due 01/12/2030		7,400	7,525

			10,304

Total Hong Kong (Cost $25,109)			24,177

HUNGARY 1.5%
SOVEREIGN ISSUES 1.5%
Hungary Government International Bond
1.625% due 04/28/2032	EUR	1,400	1,163
1.750% due 06/05/2035		100	77
2.125% due 09/22/2031		$4,000	3,102
3.125% due 09/21/2051		2,000	1,248
5.250% due 06/16/2029		9,900	9,653
5.500% due 06/16/2034		1,700	1,655
6.750% due 09/25/2052		1,900	1,965
7.625% due 03/29/2041		6,500	7,345
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		7,800	7,730

Total Hungary (Cost $34,172)			33,938

INDIA 0.8%
CORPORATE BONDS & NOTES 0.5%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$2,600	1,936
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		1,304	987
JSW Steel Ltd. 5.050% due 04/05/2032		7,700	6,231
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		600	563
ReNew Wind Energy AP2 4.500% due 07/14/2028		2,800	2,389

			12,106

SOVEREIGN ISSUES 0.3%
Export-Import Bank of India 3.375% due 08/05/2026		8,100	7,633

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total India (Cost $23,220)			19,739

INDONESIA 4.8%
CORPORATE BONDS & NOTES 3.5%
Bank Mandiri Persero Tbk PT
2.000% due 04/19/2026		$2,000	1,809
3.750% due 04/11/2024		200	197
Bank Rakyat Indonesia Persero Tbk PT 3.950% due 03/28/2024		2,400	2,363
Freeport Indonesia PT 5.315% due 04/14/2032		5,900	5,594
Indonesia Asahan Aluminium Persero PT 5.450% due 05/15/2030		11,600	11,257
Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		6,100	5,953
4.875% due 10/01/2024		800	793
5.375% due 05/05/2045		2,000	1,888
Pertamina Persero PT
1.400% due 02/09/2026		1,900	1,719
4.175% due 01/21/2050		5,000	3,951
4.700% due 07/30/2049		3,000	2,543
5.625% due 05/20/2043		1,000	965
6.000% due 05/03/2042		9,058	9,117
6.450% due 05/30/2044		6,300	6,551
6.500% due 11/07/2048		700	729
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		11,700	8,374
4.125% due 05/15/2027		1,500	1,430
4.375% due 02/05/2050		3,200	2,412
5.250% due 10/24/2042		9,900	8,844
5.250% due 05/15/2047		5,200	4,570
5.450% due 05/21/2028		250	251
6.250% due 01/25/2049		700	690

			82,000

SOVEREIGN ISSUES 1.3%
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	5,400	4,387
4.200% due 10/15/2050		$400	342
4.625% due 04/15/2043		400	381
4.750% due 07/18/2047		1,200	1,134
5.125% due 01/15/2045		5,000	4,986
5.250% due 01/17/2042		4,700	4,701
5.250% due 01/08/2047		2,000	1,999
5.650% due 01/11/2053		700	734
6.625% due 02/17/2037		3,940	4,505
6.750% due 01/15/2044		200	235
7.750% due 01/17/2038		4,225	5,291
8.500% due 10/12/2035		1,290	1,682
Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		1,100	870

			31,247

Total Indonesia (Cost $127,266)			113,247

IRELAND 1.0%
SOVEREIGN ISSUES 1.0%
Republic of Angola Via Avenir Issuer Ireland DAC 6.927% due 02/19/2027		$25,286	23,769

Total Ireland (Cost $23,902)			23,769

ISRAEL 1.0%
CORPORATE BONDS & NOTES 1.0%
Bank Hapoalim BM 3.255% due 01/21/2032 •(h)		$4,150	3,568
Israel Electric Corp. Ltd.
3.750% due 02/22/2032		3,900	3,338
4.250% due 08/14/2028		6,300	5,880
5.000% due 11/12/2024		500	495
Leviathan Bond Ltd.
6.125% due 06/30/2025		5,600	5,488
6.500% due 06/30/2027		4,600	4,416

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Israel (Cost $25,192)			23,185

IVORY COAST 0.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Cote d'lvoire 7.985% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	1,680	1,787

SOVEREIGN ISSUES 0.8%
Ivory Coast Government International Bond
4.875% due 01/30/2032		900	767
5.750% due 12/31/2032 þ		$17,679	16,536
6.875% due 10/17/2040	EUR	1,400	1,165

			18,468

Total Ivory Coast (Cost $22,308)			20,255

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$1,823	1,508

Total Jamaica (Cost $1,826)			1,508

JERSEY, CHANNEL ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Corsair International Ltd.
7.772% due 01/28/2027 •	EUR	8,600	9,337
8.122% due 01/28/2029 •		4,600	4,982

Total Jersey, Channel Islands (Cost $14,783)			14,319

JORDAN 0.6%
SOVEREIGN ISSUES 0.6%
Jordan Government International Bond
5.750% due 01/31/2027		$1,800	1,732
5.850% due 07/07/2030		346	318
6.125% due 01/29/2026		4,300	4,228
7.375% due 10/10/2047		3,550	3,069
7.500% due 01/13/2029		5,000	5,041

Total Jordan (Cost $15,161)			14,388

KAZAKHSTAN 1.0%
CORPORATE BONDS & NOTES 0.9%
KazMunayGas National Co. JSC
3.500% due 04/14/2033		$2,800	2,175
4.750% due 04/19/2027		1,500	1,426
5.375% due 04/24/2030		385	358
5.750% due 04/19/2047		5,000	4,080
6.375% due 10/24/2048		1,400	1,200
QazaqGaz NC JSC 4.375% due 09/26/2027		1,200	1,120
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		6,100	4,672
4.000% due 08/15/2026		7,700	7,026

			22,057

SOVEREIGN ISSUES 0.1%
Kazakhstan Government International Bond
2.375% due 11/09/2028	EUR	1,300	1,283
4.875% due 10/14/2044		$200	181
6.500% due 07/21/2045		1,200	1,270

			2,734

Total Kazakhstan (Cost $27,211)			24,791

KENYA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Kenya Government International Bond
6.875% due 06/24/2024		$2,300	2,193
8.000% due 05/22/2032		2,450	2,076

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Kenya (Cost $5,017)			4,269

LEBANON 0.0%
SOVEREIGN ISSUES 0.0%
Lebanon Government International Bond 8.250% due 05/17/2034 ^(c)		$8,300	559

Total Lebanon (Cost $529)			559

LUXEMBOURG 2.7%
		SHARES
COMMON STOCKS 0.2%
Drillco Holding Lux SA «(d)		61,095	1,173
Drillco Holding Lux SA «(d)(i)		154,742	2,971

			4,144

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 2.5%
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		$1,022	1,009
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		2,633	1,558
FORESEA Holding SA 7.500% due 06/15/2030 «		2,689	2,374
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		4,200	4,296
6.510% due 02/23/2042		4,100	4,267
Guara Norte SARL 5.198% due 06/15/2034		8,666	7,598
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		5,800	5,577
TMS Issuer SARL 5.780% due 08/23/2032		29,600	30,537
Unigel Luxembourg SA 8.750% due 10/01/2026		4,500	1,479

			58,695

Total Luxembourg (Cost $65,612)			62,839

MACEDONIA 0.3%
SOVEREIGN ISSUES 0.3%
North Macedonia Government International Bond 6.250% due 02/15/2027	EUR	6,700	7,473

Total Macedonia (Cost $7,090)			7,473

MALAYSIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Petronas Capital Ltd.
3.404% due 04/28/2061		$3,300	2,356
4.800% due 04/21/2060		5,730	5,401

			7,757

SOVEREIGN ISSUES 0.0%
Malaysia Government International Bond 3.800% due 08/17/2023	MYR	5,200	1,115

Total Malaysia (Cost $10,186)			8,872

MEXICO 7.4%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(d)		93,349	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Urbi Desarrollos Urbanos SAB de CV (d)		4,673	2

			2

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.1%
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(g)(h)		$2,200	1,703
7.500% due 06/27/2029 •(g)(h)		4,240	3,685
7.625% due 12/31/2099 (h)		500	455
8.375% due 10/14/2030 •(g)(h)		700	654
Industrias Penoles SAB de CV 4.750% due 08/06/2050		2,100	1,674
Minera Mexico SA de CV 4.500% due 01/26/2050		6,000	4,716
Petroleos Mexicanos
5.812% due 08/24/2023 •	EUR	8,400	9,137
6.350% due 02/12/2048		$11,238	6,808
6.375% due 01/23/2045		12,500	7,690
6.500% due 06/02/2041		13,000	8,267
6.625% due 06/15/2035		1,225	855
6.700% due 02/16/2032		29,720	22,624
6.750% due 09/21/2047		13,590	8,546
6.950% due 01/28/2060		16,920	10,567
7.690% due 01/23/2050		20,533	13,935
8.750% due 06/02/2029		3,000	2,717
10.000% due 02/07/2033		8,900	8,160
Sitios Latinoamerica SAB de CV 5.375% due 04/04/2032		4,100	3,717
Trust Fibra Uno 6.390% due 01/15/2050		2,600	2,060

			117,970

SOVEREIGN ISSUES 2.3%
Mexico Government International Bond
3.750% due 04/19/2071		9,200	6,160
3.771% due 05/24/2061		7,500	5,118
4.000% due 03/15/2115	EUR	4,000	3,234
5.000% due 04/27/2051 (k)		$4,800	4,174
5.750% due 10/12/2110		17,900	16,019
6.338% due 05/04/2053		2,484	2,536
6.350% due 02/09/2035		16,000	16,861

			54,102

Total Mexico (Cost $218,056)			172,074

MOROCCO 0.3%
CORPORATE BONDS & NOTES 0.3%
OCP SA
3.750% due 06/23/2031		$4,950	4,106
5.125% due 06/23/2051		4,500	3,291

Total Morocco (Cost $9,240)			7,397

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$1,900	1,809

Total Namibia (Cost $1,875)			1,809

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.4%
InterCement Financial Operations BV 5.750% due 07/17/2024		$500	313
Metinvest BV 8.500% due 04/23/2026		3,300	2,277
NE Property BV 1.875% due 10/09/2026	EUR	200	190
Prosus NV
1.539% due 08/03/2028		1,600	1,440
2.031% due 08/03/2032		1,000	777
3.061% due 07/13/2031		$2,000	1,564
3.257% due 01/19/2027		1,600	1,447
3.680% due 01/21/2030		900	765

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.027% due 08/03/2050		600	377

			9,150

SOVEREIGN ISSUES 0.2%
Republic of Angola Via Avenir BV
10.163% (US0006M + 4.500%) due 12/07/2023 ~		2,527	2,514
12.772% (US0006M + 7.500%) due 07/03/2023 ~		3,232	3,232

			5,746

Total Netherlands (Cost $17,984)			14,896

NIGERIA 2.1%
CORPORATE BONDS & NOTES 0.4%
BOI Finance BV 7.500% due 02/16/2027	EUR	10,300	9,708

SOVEREIGN ISSUES 1.7%
Nigeria Government International Bond
6.375% due 07/12/2023		$14,528	14,499
7.143% due 02/23/2030		9,100	7,651
7.625% due 11/28/2047		2,000	1,428
7.696% due 02/23/2038		7,100	5,338
7.875% due 02/16/2032		1,000	841
8.250% due 09/28/2051		6,100	4,570
8.375% due 03/24/2029		2,000	1,806
8.747% due 01/21/2031		4,950	4,447

			40,580

Total Nigeria (Cost $57,058)			50,288

OMAN 1.8%
SOVEREIGN ISSUES 1.8%
Oman Government International Bond
4.875% due 02/01/2025		$8,700	8,571
5.625% due 01/17/2028		3,830	3,796
6.000% due 08/01/2029		9,900	9,923
6.250% due 01/25/2031		3,400	3,456
6.500% due 03/08/2047		2,800	2,618
6.750% due 10/28/2027		2,300	2,380
6.750% due 01/17/2048		2,500	2,408
7.000% due 01/25/2051		5,700	5,657
7.375% due 10/28/2032		2,300	2,532

Total Oman (Cost $41,371)			41,341

PAKISTAN 0.4%
SOVEREIGN ISSUES 0.4%
Pakistan Government International Bond
6.000% due 04/08/2026		$3,200	1,568
6.875% due 12/05/2027		1,400	672
7.375% due 04/08/2031		5,800	2,682
8.875% due 04/08/2051		9,100	4,068

Total Pakistan (Cost $16,324)			8,990

PANAMA 2.2%
CORPORATE BONDS & NOTES 0.6%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$3,300	2,547
Banco General SA
5.250% due 05/07/2031 •(g)(h)		9,300	8,041
5.250% due 05/07/2031 •(g)		600	519
Banco Nacional de Panama 2.500% due 08/11/2030		1,800	1,418
ENA Norte Trust 4.950% due 04/25/2028		831	804

			13,329

SOVEREIGN ISSUES 1.6%
Panama Government International Bond
4.300% due 04/29/2053		4,400	3,285
4.500% due 05/15/2047		4,100	3,271
4.500% due 04/16/2050		1,000	777
4.500% due 01/19/2063		4,400	3,230
6.400% due 02/14/2035		4,900	5,122

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

6.700% due 01/26/2036 (k)		7,900	8,479
6.853% due 03/28/2054		3,400	3,545
7.125% due 01/29/2026		5,000	5,229
8.125% due 04/28/2034		2,860	3,386
9.375% due 04/01/2029		518	625

			36,949

Total Panama (Cost $58,438)			50,278

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bond
2.739% due 01/29/2033		$800	642
3.849% due 06/28/2033		1,100	957
4.700% due 03/27/2027		1,500	1,461
5.400% due 03/30/2050		900	771
5.600% due 03/13/2048		200	176
5.850% due 08/21/2033 (a)		2,500	2,504
6.100% due 08/11/2044		2,100	1,994

Total Paraguay (Cost $9,238)			8,505

PERU 0.9%
CORPORATE BONDS & NOTES 0.7%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	14,500	3,832
InRetail Consumer 3.250% due 03/22/2028		$5,000	4,299
Petroleos del Peru SA
4.750% due 06/19/2032		3,000	2,297
5.625% due 06/19/2047		10,700	6,911

			17,339

SOVEREIGN ISSUES 0.2%
Peru Government International Bond
3.000% due 01/15/2034		300	250
3.230% due 07/28/2121		2,100	1,277
3.600% due 01/15/2072		2,400	1,642
6.550% due 03/14/2037		1,200	1,349

			4,518

Total Peru (Cost $28,712)			21,857

PHILIPPINES 0.9%
CORPORATE BONDS & NOTES 0.2%
PLDT, Inc. 3.450% due 06/23/2050		$5,800	3,959

SOVEREIGN ISSUES 0.7%
Philippines Government International Bond
2.650% due 12/10/2045		2,200	1,486
2.950% due 05/05/2045		6,400	4,569
3.700% due 03/01/2041		5,300	4,367
3.700% due 02/02/2042		3,000	2,464
5.000% due 07/17/2033		2,700	2,737

			15,623

Total Philippines (Cost $26,140)			19,582

POLAND 1.3%
SOVEREIGN ISSUES 1.3%
Bank Gospodarstwa Krajowego 5.375% due 05/22/2033		$3,800	3,785
Poland Government International Bond
4.875% due 10/04/2033		7,300	7,179
5.500% due 11/16/2027		10,550	10,839
5.500% due 04/04/2053		7,700	7,769

Total Poland (Cost $29,164)			29,572

QATAR 2.0%
CORPORATE BONDS & NOTES 1.1%
QatarEnergy Trading LLC
2.250% due 07/12/2031		$3,500	2,940

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

3.125% due 07/12/2041		13,550	10,396
3.300% due 07/12/2051		16,900	12,440

			25,776

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Qatar National Bank QPSC 5.966% due 10/10/2023 «		3,900	3,900

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.400% due 04/16/2050		2,300	2,097
4.625% due 06/02/2046		4,500	4,290
4.817% due 03/14/2049		6,780	6,530
5.103% due 04/23/2048		2,375	2,371

			15,288

Total Qatar (Cost $50,721)			44,964

ROMANIA 2.8%
SOVEREIGN ISSUES 2.8%
Romania Government International Bond
1.750% due 07/13/2030	EUR	16,700	13,932
2.000% due 12/08/2026		4,500	4,492
2.124% due 07/16/2031		5,450	4,523
2.125% due 03/07/2028		2,800	2,658
2.375% due 04/19/2027		350	349
2.750% due 04/14/2041		4,800	3,223
2.875% due 04/13/2042		16,000	10,759
3.375% due 01/28/2050		5,000	3,431
3.500% due 04/03/2034		1,900	1,653
4.000% due 02/14/2051		$3,500	2,508
4.625% due 04/03/2049	EUR	1,200	1,013
5.000% due 09/27/2026		12,600	13,815
6.125% due 01/22/2044		$2,100	2,030

Total Romania (Cost $77,575)			64,386

RUSSIA 0.4%
SOVEREIGN ISSUES 0.4%
Russia Government International Bond
1.125% due 11/20/2027 ^(c)	EUR	1,300	667
1.850% due 11/20/2032 ^(c)		4,600	2,359
2.875% due 12/04/2025 ^(c)		2,200	1,398
4.250% due 06/23/2027 ^(c)		$800	348
5.100% due 03/28/2035 ^(c)		10,000	4,450
5.250% due 06/23/2047 ^«(c)		1,400	84
5.250% due 06/23/2047 ^(c)		200	89
7.500% due 03/31/2030 ^(c)		363	240

Total Russia (Cost $20,021)			9,635

RWANDA 0.1%
SOVEREIGN ISSUES 0.1%
Rwanda Government International Bond 5.500% due 08/09/2031		$2,300	1,746

Total Rwanda (Cost $2,300)			1,746

SAUDI ARABIA 4.6%
CORPORATE BONDS & NOTES 1.0%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$2,100	1,751
2.875% due 04/16/2024		300	293
3.500% due 11/24/2070		19,900	13,265
4.250% due 04/16/2039		3,300	2,917
4.375% due 04/16/2049		4,700	4,019

			22,245

SOVEREIGN ISSUES 3.6%
Saudi Government International Bond
2.250% due 02/02/2033		13,100	10,569
3.250% due 10/22/2030		2,000	1,817
3.450% due 02/02/2061		8,100	5,712
3.625% due 03/04/2028		8,800	8,346
3.750% due 01/21/2055		4,200	3,185
4.375% due 04/16/2029		200	195

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.500% due 10/26/2046		24,500	21,522
4.625% due 10/04/2047		1,400	1,248
4.875% due 07/18/2033		30,100	30,106
5.000% due 04/17/2049		200	187

			82,887

Total Saudi Arabia (Cost $123,168)			105,132

SENEGAL 0.2%
SOVEREIGN ISSUES 0.2%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	2,800	2,639
5.375% due 06/08/2037		2,500	1,832
6.250% due 05/23/2033		$200	168
6.750% due 03/13/2048		1,600	1,150

Total Senegal (Cost $8,186)			5,789

SERBIA 1.3%
SOVEREIGN ISSUES 1.3%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	500	423
1.500% due 06/26/2029		3,600	3,041
1.650% due 03/03/2033		2,400	1,748
3.125% due 05/15/2027		10,420	10,229
6.250% due 05/26/2028		$4,800	4,786
6.500% due 09/26/2033		9,800	9,635

Total Serbia (Cost $32,991)			29,862

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Medco Bell Pte. Ltd. 6.375% due 01/30/2027		$3,300	3,092

Total Singapore (Cost $3,274)			3,092

SOUTH AFRICA 5.0%
CORPORATE BONDS & NOTES 3.1%
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		$2,000	1,718
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	399,500	20,862
Eskom Holdings SOC Ltd.
4.314% due 07/23/2027		$6,000	5,318
6.350% due 08/10/2028		19,900	18,582
8.450% due 08/10/2028		13,100	12,478
Sasol Financing USA LLC
5.875% due 03/27/2024		6,000	5,928
6.500% due 09/27/2028		1,150	1,029
8.750% due 05/03/2029		6,300	6,144

			72,059

SOVEREIGN ISSUES 1.9%
South Africa Government International Bond
4.300% due 10/12/2028		1,000	886
4.850% due 09/30/2029		1,000	881
4.875% due 04/14/2026		2,100	2,016
5.375% due 07/24/2044		200	143
5.750% due 09/30/2049		3,100	2,202
7.300% due 04/20/2052		1,200	1,012
10.500% due 12/21/2026	ZAR	675,000	37,246

			44,386

Total South Africa (Cost $129,583)			116,445

SOUTH KOREA 0.5%
CORPORATE BONDS & NOTES 0.5%
KB Kookmin Card Co. Ltd. 1.500% due 05/13/2026		$600	531
LG Chem Ltd. 1.375% due 07/07/2026		11,200	9,901
Shinhan Financial Group Co. Ltd. 2.875% due 05/12/2026 •(g)(h)		1,800	1,586

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total South Korea (Cost $13,550)			12,018

SPAIN 0.3%
CORPORATE BONDS & NOTES 0.3%
Banco Santander SA 5.147% due 08/18/2025		$6,400	6,289

Total Spain (Cost $6,400)			6,289

SRI LANKA 0.5%
SOVEREIGN ISSUES 0.5%
Sri Lanka Government International Bond
6.125% due 06/03/2025 ^(c)		$4,400	2,099
6.200% due 05/11/2027 ^(c)		1,600	737
6.350% due 06/28/2024		620	286
6.750% due 04/18/2028		955	440
6.825% due 07/18/2026 ^(c)		500	237
6.850% due 03/14/2024		254	117
6.850% due 11/03/2025 ^(c)		4,450	2,120
7.550% due 03/28/2030 ^(c)		12,900	5,939
7.850% due 03/14/2029 ^(c)		600	276

Total Sri Lanka (Cost $17,888)			12,251

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Export-Import Bank 2.634% due 05/17/2026		$8,000	7,240

Total Supranational (Cost $8,000)			7,240

SWITZERLAND 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse AG 4.750% due 08/09/2024		$5,500	5,377
UBS Group AG 6.373% due 07/15/2026 •		4,450	4,423

Total Switzerland (Cost $9,953)			9,800

TANZANIA 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 9.048% (EUR006M + 5.400%) due 04/26/2028 ~	EUR	7,727	8,316

Total Tanzania (Cost $9,046)			8,316

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Bangkok Bank PCL 3.466% due 09/23/2036 •(h)		$4,600	3,753
PTTEP Treasury Center Co. Ltd. 2.587% due 06/10/2027		400	364

Total Thailand (Cost $5,011)			4,117

TUNISIA 0.2%
SOVEREIGN ISSUES 0.2%
Tunisian Republic International Bond
3.280% due 08/09/2027	JPY	200,000	659
5.625% due 02/17/2024	EUR	4,100	3,721
6.750% due 10/31/2023		1,500	1,525

Total Tunisia (Cost $6,678)			5,905

TURKEY 4.6%
CORPORATE BONDS & NOTES 0.2%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$1,448	1,334
Turkiye Is Bankasi AS 6.125% due 04/25/2024		1,400	1,375

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Yapi ve Kredi Bankasi AS 5.850% due 06/21/2024		1,800	1,756

			4,465

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
SOCAR Turkey Enerji AS 6.553% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	16,600	17,571

SOVEREIGN ISSUES 3.6%
Turkey Government International Bond
4.875% due 04/16/2043		$12,700	8,184
5.250% due 03/13/2030		4,100	3,374
5.750% due 05/11/2047		45,400	31,137
5.875% due 06/26/2031		2,300	1,922
5.950% due 01/15/2031		3,100	2,623
6.000% due 01/14/2041 (k)		20,280	14,988
6.125% due 10/24/2028		5,300	4,748
6.875% due 03/17/2036		4,100	3,481
9.375% due 01/19/2033		10,000	10,050
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		3,000	2,998

			83,505

Total Turkey (Cost $122,198)			105,541

UKRAINE 0.6%
CORPORATE BONDS & NOTES 0.1%
NPC Ukrenergo 6.875% due 11/09/2028 ^(c)		$7,000	1,505

SOVEREIGN ISSUES 0.5%
Ukraine Government International Bond
4.375% due 01/27/2032 ^(c)	EUR	8,600	2,051
6.876% due 05/21/2031 ^(c)		$6,800	1,570
7.253% due 03/15/2035 ^(c)		13,300	3,099
7.375% due 09/25/2034 ^(c)		2,160	507
7.750% due 09/01/2024 ^(c)		2,200	552
7.750% due 09/01/2026 ^(c)		3,800	925
7.750% due 09/01/2027 ^(c)		9,550	2,305
7.750% due 09/01/2028 ^(c)		800	194

			11,203

Total Ukraine (Cost $50,991)			12,708

UNITED ARAB EMIRATES 1.8%
CORPORATE BONDS & NOTES 0.9%
Abu Dhabi Crude Oil Pipeline LLC 3.650% due 11/02/2029		$2,700	2,558
Abu Dhabi National Energy Co. PJSC
4.375% due 01/24/2029		5,000	4,946
4.696% due 04/24/2033		4,600	4,580
DP World Ltd.
4.700% due 09/30/2049		500	424
5.625% due 09/25/2048		2,850	2,668
6.850% due 07/02/2037		3,850	4,179
MDGH GMTN RSC Ltd. 5.084% due 05/22/2053		1,900	1,893
Ruwais Power Co. PJSC 6.000% due 08/31/2036		620	646

			21,894

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
NMC Opco Ltd. 11.255% (LIBOR03M + 6.000%) due 03/25/2027 «~	AED	39,258	10,795

SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
1.625% due 06/02/2028		$7,000	6,149
3.125% due 05/03/2026		1,300	1,246
Emirate of Dubai Government International Bond 3.900% due 09/09/2050		400	290

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Finance Department Government of Sharjah 4.375% due 03/10/2051		4,150	2,851

			10,536

Total United Arab Emirates (Cost $46,010)			43,225

UNITED KINGDOM 1.5%
CORPORATE BONDS & NOTES 0.6%
Antofagasta PLC 2.375% due 10/14/2030		$1,200	979
Fresnillo PLC 4.250% due 10/02/2050		5,200	3,901
HSBC Holdings PLC
3.803% due 03/11/2025 •		1,000	981
5.210% due 08/11/2028 •		3,200	3,132
Lloyds Banking Group PLC 4.716% due 08/11/2026 •		3,400	3,305
NatWest Group PLC
4.269% due 03/22/2025 •		300	295
4.800% due 04/05/2026		300	291
Ukraine Railways Via Rail Capital Markets PLC 8.250% due 07/09/2026 ^(c)		4,000	1,540
Ukreximbank Via Biz Finance PLC 9.750% due 01/22/2025		800	700

			15,124

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Canada Square Funding PLC
5.316% due 01/17/2059 •	GBP	2,749	3,472
5.852% (SONIA3M IR + 0.950%) due 06/17/2058 ~		936	1,183
Formentera Issuer PLC 5.357% due 07/28/2047 •		154	194
Polaris PLC
5.958% due 05/23/2059		2,673	3,402
6.154% due 05/27/2057 •		368	467
Rochester Financing PLC 5.602% due 12/18/2044 •		2,820	3,539
Stratton Mortgage Funding PLC 5.447% due 03/12/2052		566	716
Towd Point Mortgage Funding
5.841% due 07/20/2045 •		118	149
5.847% due 05/20/2045		996	1,261
6.546% due 02/20/2054 •		2,528	3,212
Tower Bridge Funding PLC 5.629% due 12/20/2063 •		2,083	2,634

			20,229

Total United Kingdom (Cost $37,747)			35,353

UNITED STATES 10.6%
ASSET-BACKED SECURITIES 0.6%
Aames Mortgage Investment Trust 5.630% due 04/25/2036 •		$762	678
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.200% due 11/25/2034 •		157	154
Argent Securities Trust 5.450% due 07/25/2036 •		628	535
Countrywide Asset-Backed Certificates Trust
5.630% due 02/25/2037 •		2,658	2,558
6.275% due 11/25/2035 •		2,398	2,332
Credit-Based Asset Servicing & Securitization Trust 3.156% due 01/25/2037 ^þ		6,976	2,184
CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 ^þ		157	52
6.672% due 06/25/2036 ^þ		236	72
GSAA Home Equity Trust 6.502% due 11/25/2036 þ		1,026	409
Home Equity Asset Trust 6.500% due 02/25/2033 «•		73	68
MASTR Asset-Backed Securities Trust 5.850% due 09/25/2034 «•		140	108
Morgan Stanley ABS Capital, Inc. Trust
5.915% due 01/25/2035 •		23	22
5.945% due 03/25/2034 •		2,261	2,183
Morgan Stanley Mortgage Loan Trust
5.870% due 04/25/2037 •		237	70
6.000% due 02/25/2037 ^~		54	31
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.300% due 07/25/2036 •		414	373

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Option One Mortgage Loan Trust
5.370% due 04/25/2037 •	572	406
5.370% due 05/25/2037 •	230	136
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.930% due 09/25/2035 •	1,600	1,345
RAAC Trust 5.850% due 02/25/2046 •	123	122
Saxon Asset Securities Trust 5.460% due 09/25/2037 •	283	267
Soundview Home Loan Trust
5.675% due 03/25/2036 •	436	432
6.050% due 10/25/2037 •	716	565

		15,102

	SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(d)(i)	2,865,490	311

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.7%
Credit Suisse AG AT1 Claim^	$2,000	80
DAE Funding LLC 2.625% due 03/20/2025	1,800	1,695
Pricoa Global Funding 4.200% due 08/28/2025	450	436
Rio Oil Finance Trust
8.200% due 04/06/2028	4,276	4,303
9.250% due 07/06/2024	1,366	1,379
9.750% due 01/06/2027	4,188	4,325
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (f)	7,713	5,057

		17,275

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	5,760	5,241
Ecopetrol SA TBD% due 08/17/2024 «µ	13,400	13,193

		18,434

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%
Adjustable Rate Mortgage Trust 3.839% due 11/25/2035 ^~	65	49
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ	1,960	1,895
Banc of America Funding Trust
4.245% due 11/20/2035 ^~	72	64
6.388% due 04/25/2037 ^þ	94	81
BANK 4.407% due 11/15/2061 ~	3,200	3,042
BCAP LLC Trust 3.676% due 05/26/2037 ~	2,049	1,847
Bear Stearns Adjustable Rate Mortgage Trust
4.033% due 01/25/2035 ~	4	4
4.524% due 02/25/2036 ^~	31	28
Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,500	1,373
4.261% due 10/10/2051	4,100	3,788
CIM Trust 5.500% due 08/25/2064 ~	6,927	6,839
Citigroup Mortgage Loan Trust
4.132% due 07/25/2046 ^~	39	35
6.430% due 09/25/2035 •	26	26
CitiMortgage Alternative Loan Trust 5.800% due 10/25/2036 •	489	408
Countrywide Alternative Loan Trust
5.500% due 05/25/2036 ^•	483	198
5.790% due 11/25/2035 •	87	70
6.170% due 03/25/2037 ^•	85	49
6.250% due 11/25/2036 ^	58	45
Countrywide Home Loan Mortgage Pass-Through Trust
3.611% due 09/25/2047 ^~	20	18
3.613% due 02/25/2047 ^~	44	38
3.734% due 04/20/2036 ^«~	1	1
4.085% due 03/25/2037 ^~	34	29

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Credit Suisse Mortgage Capital Certificates 3.519% due 11/30/2037 ~	684	628
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	523	324
Credit Suisse Mortgage Capital Trust
0.938% due 05/25/2066 ~	4,099	3,187
1.756% due 10/25/2066 ~	2,333	1,932
2.000% due 01/25/2060 ~	1,988	1,680
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.907% due 10/25/2035 «~	3	3
5.500% due 12/25/2035 ^	98	82
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ	57	45
6.386% due 10/25/2036 ^þ	57	45
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ	6,727	6,645
GSMPS Mortgage Loan Trust 5.500% due 01/25/2036 •	131	107
HarborView Mortgage Loan Trust 4.688% due 08/19/2036 ^«~	4	4
Impac CMB Trust 5.790% due 03/25/2035 •	78	71
IndyMac INDA Mortgage Loan Trust
3.062% due 11/25/2037 ~	585	479
3.446% due 08/25/2036 ~	105	83
IndyMac INDX Mortgage Loan Trust
3.281% due 10/25/2035 ~	71	56
3.367% due 06/25/2036 ~	78	62
5.450% due 06/25/2037 ^•	107	42
5.510% due 02/25/2037 •	425	410
JP Morgan Mortgage Trust
3.921% due 11/25/2035 ^~	29	24
3.928% due 08/25/2035 ~	23	22
4.145% due 04/25/2035 «~	1	1
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	112	106
Legacy Mortgage Asset Trust 3.000% due 09/25/2059 ~	961	884
Lehman XS Trust
5.530% due 09/25/2046 •	1,575	1,348
5.650% due 08/25/2037 •	2,654	2,422
Luminent Mortgage Trust 5.510% due 12/25/2036 ^•	23	21
MASTR Alternative Loan Trust 5.550% due 03/25/2036 ^•	131	13
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	786	594
6.500% due 07/25/2037 ^	271	219
Sequoia Mortgage Trust 3.271% due 01/20/2047 ^~	26	17
SG Residential Mortgage Trust 5.353% due 08/25/2062 þ	9,435	9,192
Structured Adjustable Rate Mortgage Loan Trust
3.525% due 11/25/2035 ^~	25	23
3.625% due 09/25/2036 ^~	129	91
7.119% due 10/25/2037 ^•	69	61
SunTrust Adjustable Rate Mortgage Loan Trust 3.732% due 10/25/2037 ^~	326	288
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	568	17
WaMu Mortgage Pass-Through Certificates Trust
3.168% due 01/25/2037 ^~	67	57
3.320% due 05/25/2037 ^~	84	66
3.321% due 04/25/2037 ^~	47	41
3.768% due 12/25/2036 ^~	130	117
3.883% due 03/25/2036 ~	768	700
5.520% due 05/25/2034 •	68	60
Wells Fargo Mortgage-Backed Securities Trust 4.478% due 10/25/2036 ~	202	188

		52,384

U.S. GOVERNMENT AGENCIES 0.5%
Israel Government AID Bond 5.500% due 04/26/2024	100	100
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2053	6,300	5,351
3.500% due 08/01/2053	7,900	7,207

		12,658

U.S. TREASURY OBLIGATIONS 5.7%
U.S. Treasury Bonds
1.750% due 08/15/2041 (m)	23,100	16,246
2.375% due 02/15/2042 (k)	21,300	16,593
3.250% due 05/15/2042 (o)	51,300	45,803

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

U.S. Treasury Notes
3.125% due 08/31/2029 (k)(m)(o)	47,100	44,745
4.000% due 02/28/2030 (k)(o)	8,300	8,296

		131,683

	SHARES
WARRANTS 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(i)	3	0

Total United States (Cost $266,420)		247,847

	PRINCIPAL AMOUNT (000s)
URUGUAY 0.1%
SOVEREIGN ISSUES 0.1%
Uruguay Government International Bond
5.100% due 06/18/2050	$200	200
7.875% due 01/15/2033	950	1,173

Total Uruguay (Cost $1,353)		1,373

UZBEKISTAN 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Uzbekistan International Bond 5.375% due 02/20/2029	$5,000	4,587

Total Uzbekistan (Cost $4,562)		4,587

VENEZUELA 0.4%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)	$51,899	1,832
5.500% due 04/12/2037 ^(c)	19,263	747
6.000% due 05/16/2024 ^(c)	2,800	109

		2,688

SOVEREIGN ISSUES 0.3%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	19,240	1,683
7.650% due 04/21/2025 ^(c)	10,109	885
8.250% due 10/13/2024 ^(c)	21,739	2,011
9.250% due 09/15/2027 ^(c)	7,540	679
9.250% due 05/07/2028 ^(c)	3,027	272
11.950% due 08/05/2031 ^(c)	6,580	609

		6,139

Total Venezuela (Cost $84,780)		8,827

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond 5.500% due 03/12/2028	$1,300	1,255

Total Vietnam (Cost $1,229)		1,255

VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
CLP Power Hong Kong Financing Ltd. 2.125% due 06/30/2030	$5,300	4,403
Gold Fields Orogen Holdings BVI Ltd. 5.125% due 05/15/2024	200	198

Total Virgin Islands (British) (Cost $5,512)		4,601

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond 8.500% due 04/14/2024 ^(c)	$3,100	1,809

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Zambia (Cost $2,302)		1,809

SHORT-TERM INSTRUMENTS 4.5%
COMMERCIAL PAPER 0.3%
Amcor Flexibles North America, Inc. 5.430% due 07/13/2023	$250	250
Constellation Brands, Inc. 5.600% due 07/11/2023	300	300
Dominion Resources, Inc. 5.430% due 07/31/2023	2,100	2,090
Electricite de France SA
5.510% due 08/03/2023	400	398
5.510% due 08/04/2023	400	398
Enbridge (US), Inc.
5.440% due 07/20/2023	800	798
5.470% due 07/14/2023	300	299
5.480% due 07/17/2023	1,100	1,097
Enel Finance America LLC 5.450% due 07/24/2023	250	249
Mondelez International, Inc. 5.370% due 07/24/2023	1,000	996
National Grid North America, Inc. 5.450% due 07/13/2023	400	399

		7,274

REPURCHASE AGREEMENTS (j) 4.2%		98,360

U.S. TREASURY BILLS 0.0%
5.227% due 09/07/2023 - 09/14/2023 (e)(f)(o)	1,087	1,076

Total Short-Term Instruments (Cost $106,779)		106,710

Total Investments in Securities (Cost $2,971,512)		2,498,000

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	1,071,340	10,417

Total Short-Term Instruments (Cost $10,418)		10,417

Total Investments in Affiliates (Cost $10,418)		10,417

Total Investments 107.9% (Cost $2,981,930)		$2,508,417
Financial Derivative Instruments (l)(n) (0.2)%(Cost or Premiums, net $(3,928))		(4,236)
Other Assets and Liabilities, net (7.7)%		(180,284)

Net Assets 100.0%		$2,323,897

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$311	$311	0.01%
Constellation Oil Class 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Drillco Holding Lux SA	06/08/2023	3,095	2,971	0.13

$3,406	$3,282	0.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	2.500%	05/10/2023	TBD(2)	EUR	15,354	Romanian Government International Bond 1.375% due 12/02/2029	$(16,111)	$16,755	$16,813
2.750	05/05/2023	TBD(2)	$1,775	Egypt Government International Bond 7.500% due 01/31/2027	(1,982)	1,775	1,783
3.250	06/30/2023	07/14/2023	7,982	Egypt Government International Bond 7.500% due 01/31/2027	(7,929)	7,982	7,984
5.070	06/28/2023	07/05/2023	7,517	U.S. Treasury Bonds 3.375% due 11/15/2048	(7,484)	7,517	7,522
BRC	2.350	05/05/2023	TBD(2)	4,195	Egypt Government International Bond 10.875% due 02/28/2026	(3,837)	4,195	4,211
2.550	05/05/2023	TBD(2)	5,034	Egypt Government International Bond 10.875% due 02/28/2026	(4,605)	5,034	5,055
DEU	5.080	06/28/2023	07/05/2023	4,673	U.S. Treasury Bonds 2.250% due 05/15/2041	(4,643)	4,673	4,676
5.100	06/28/2023	07/05/2023	16,059	U.S. Treasury Notes 3.875% due 12/31/2027	(15,682)	16,059	16,071
FICC	2.400	06/30/2023	07/03/2023	1,928	U.S. Treasury Notes 4.625% due 06/30/2025	(1,967)	1,928	1,928
JPS	5.070	06/28/2023	07/05/2023	5,280	U.S. Treasury Notes 2.375% due 02/29/2024	(5,277)	5,280	5,284
5.090	06/28/2023	07/05/2023	27,162	U.S. Treasury Notes 2.625% - 4.125% due 02/15/2029 - 11/15/2032	(27,027)	27,162	27,181

Total Repurchase Agreements	$(96,544)	$98,360	$98,508

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BRC	2.000%	05/05/2023	TBD(4)	$(14,591)	$(14,639)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.000	05/05/2023	TBD(4)	(567)	(568)
4.250	05/05/2023	TBD(4)	(519)	(521)
4.450	05/05/2023	TBD(4)	(4,126)	(4,140)
8.650	04/13/2023	TBD(4)	ZAR	(518,851)	(28,080)
8.700	04/20/2023	TBD(4)	(100,385)	(5,425)
8.750	06/08/2023	10/04/2024	(79,626)	(4,257)
JML	4.900	06/06/2023	07/28/2023	$(1,335)	(1,340)
5.050	05/05/2023	07/06/2023	(7,976)	(8,042)
5.200	05/05/2023	07/28/2023	(7,930)	(7,998)
MYI	4.250	05/05/2023	TBD(4)	(759)	(765)
4.650	05/05/2023	TBD(4)	(3,744)	(3,773)
4.900	05/05/2023	TBD(4)	(2,808)	(2,830)
SCX	3.580	05/10/2023	TBD(4)	EUR	(7,661)	(8,401)

Total Reverse Repurchase Agreements	$(90,779)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(5)

UBS	5.260%	06/27/2023	08/25/2023	$(15,385)	$(15,398)

Total Sale-Buyback Transactions	$(15,398)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

Egypt (0.9)%
Sovereign Issues (0.9)%
Egypt Government International Bond	7.500%	01/31/2027	$13,000	$(13,043)	$(9,914)
Egyptian Financial Co. for Sovereign Taskeek	10.875	02/28/2026	11,000	(9,610)	(10,646)

Total Egypt (Cost $(22,653))	(20,560)

Romania (0.7)%
Sovereign Issues (0.7)%
Romania Government International Bond	1.375%	12/02/2029	EUR	20,000	(23,433)	(17,140)

Total Romania (Cost $(23,433))	(17,140)

United States (2.6)%
U.S. Treasury Obligations (2.6)%
U.S. Treasury Bonds	2.250%	05/15/2041	$6,000	(4,619)	(4,644)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(7,388)	(7,485)
U.S. Treasury Notes	2.375	02/29/2024	5,340	(5,236)	(5,278)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(9,524)	(9,595)
U.S. Treasury Notes	3.875	12/31/2027	15,900	(15,974)	(15,993)
U.S. Treasury Notes	4.125	11/15/2032	17,100	(17,703)	(17,570)

Total United States	(60,444)	(60,565)

Total Short Sales (4.2)%	$(106,530)	$(98,265)

(k)	Securities with an aggregate market value of $18,977 and cash of $380 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(196,273) at a weighted average interest rate of 4.898%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for sale-buyback transactions includes $(119) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	18	$18	$(4)	$(4)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	18	18	(3)	(4)

Total Written Options	$(7)	$(8)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	396	$80,524	$(694)	$0	$(12)
U.S. Treasury 10-Year Note September Futures	09/2023	2,493	279,878	(4,239)	351	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	330	44,952	412	412	0

$(4,521)	$763	$(12)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2023	209	$(26,389)	$381	$114	$0
Euro-Bund September Futures	09/2023	189	(27,582)	268	194	(20)
Euro-Buxl 30-Year Bond September Futures	09/2023	24	(3,656)	(53)	42	(20)
U.S. Treasury 5-Year Note September Futures	09/2023	228	(24,417)	482	0	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	56	(6,633)	80	0	(17)

$1,158	$350	$(57)

Total Futures Contracts	$(3,363)	$1,113	$(69)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.553%	$400	$0	$2	$2	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.276	1,300	(90)	94	4	0	0

$(90)	$96	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$14,400	$822	$(232)	$590	$0	$(35)
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028	35,000	2,104	(445)	1,659	0	(88)

$2,926	$(677)	$2,249	$0	$(123)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	5.585%	Annual	06/28/2026	GBP	13,200	$1	$(25)	$(24)	$0	$(58)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/15/2023	$3,300	0	47	47	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	88,100	(2,736)	(381)	(3,117)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	09/21/2024	84,300	3,475	3,017	6,492	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	22,300	(1,340)	(766)	(2,106)	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,000	11	(248)	(237)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	3,300	46	(558)	(512)	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/15/2046	500	52	33	85	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/21/2046	800	119	48	167	0	(6)
Receive	1-Year BRL-CDI	11.970	Maturity	01/02/2024	BRL	238,700	0	858	858	0	(15)
Pay	1-Year BRL-CDI	11.415	Maturity	01/04/2027	53,800	0	247	247	46	0
Receive	1-Year BRL-CDI	13.015	Maturity	01/04/2027	31,300	0	(413)	(413)	0	(27)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	3-Month USD-LIBOR	0.000	Quarterly	09/15/2023	$3,300	0	(48)	(48)	0	(2)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/15/2023	2,000	0	(21)	(21)	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	09/15/2023	500	0	4	4	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/21/2023	22,300	0	(235)	(235)	0	(7)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	09/21/2023	800	0	7	7	0	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	459,200	0	904	904	13	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	644,300	166	(83)	83	0	(126)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	4,500	44	(51)	(7)	29	0
Receive	6-Month PLN-WIBOR	5.455	Annual	01/10/2028	PLN	22,500	0	(45)	(45)	0	(13)
Receive	6-Month PLN-WIBOR	5.490	Annual	01/10/2028	17,500	0	(42)	(42)	0	(10)
Receive	28-Day MXN-TIIE	8.900	Lunar	05/21/2027	MXN	120,300	0	(66)	(66)	8	0
Pay	28-Day MXN-TIIE	8.740	Lunar	03/07/2028	217,800	0	146	146	0	(13)
Receive	28-Day MXN-TIIE	8.585	Lunar	05/18/2028	38,300	0	(19)	(19)	2	0
Receive	28-Day MXN-TIIE	8.760	Lunar	05/19/2028	1,600	0	(2)	(2)	0	0

$(162)	$2,308	$2,146	$112	$(282)

Total Swap Agreements	$2,674	$1,727	$4,401	$112	$(405)

(m)	Securities with an aggregate market value of $4,119 and cash of $13,924 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	JPY	700	$5	$0	$0
07/2023	$3,277	GBP	2,591	14	0
09/2023	NGN	147,772	$255	68	0
09/2023	$25	NGN	19,400	0	0
BPS	07/2023	EUR	38,257	$41,601	0	(145)
07/2023	ILS	58,410	18,307	2,549	0
07/2023	$193,150	EUR	176,285	0	(788)
07/2023	63,615	ILS	212,819	0	(6,197)
07/2023	12,161	JPY	1,690,418	0	(446)
08/2023	EUR	174,635	$191,616	794	0
08/2023	MYR	5,276	1,136	0	(3)
08/2023	$51,295	ILS	171,337	0	(5,036)
08/2023	7,692	JPY	1,107,099	13	0
08/2023	ZAR	26,920	$1,447	22	0
09/2023	$4,599	INR	378,056	0	(5)
10/2023	24,157	BRL	123,900	1,304	0
11/2023	ILS	18,843	$5,443	325	0
12/2023	NGN	38,880	48	1	0
BRC	08/2023	ZAR	496,644	25,892	39	(419)
09/2023	ILS	259	72	2	0
09/2023	ZAR	294,419	16,670	1,135	0
10/2023	MXN	217,221	11,594	0	(854)
BSH	07/2023	BRL	126,800	26,311	0	(170)
07/2023	$24,604	BRL	126,800	1,877	0
10/2023	BRL	423,400	$79,448	0	(7,572)
01/2024	245,100	49,958	150	0
CBK	07/2023	71,700	14,878	0	(96)
07/2023	CZK	8,877	404	0	(3)
07/2023	EUR	13,766	14,831	0	(191)
07/2023	ILS	154,409	48,195	6,536	0
07/2023	PLN	718	173	0	(4)
07/2023	$13,948	BRL	71,700	1,026	0
07/2023	1,172	EUR	1,086	13	0
08/2023	ILS	171,337	$53,095	6,835	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

08/2023	PEN	16,202	4,148	0	(303)
08/2023	ZAR	3,714	200	3	0
10/2023	$327	NGN	195,455	0	(85)
11/2023	ILS	48,733	$14,562	1,327	0
11/2023	$1,870	EGP	60,349	0	(129)
DUB	07/2023	BRL	55,377	$10,220	0	(1,345)
07/2023	ILS	31,000	8,854	485	0
07/2023	$11,491	BRL	55,377	74	0
08/2023	1,932	ZAR	35,611	0	(48)
10/2023	ZAR	63,740	$3,500	149	0
11/2023	EGP	123,365	4,342	784	0
11/2023	$21,290	ILS	76,951	0	(391)
01/2024	NGN	347,475	$565	150	0
GLM	07/2023	BRL	198,500	37,210	0	(4,246)
07/2023	DOP	739,353	12,769	0	(464)
07/2023	$40,157	BRL	198,500	1,299	0
08/2023	DOP	347,129	$6,150	22	(86)
09/2023	BRL	82,829	16,293	0	(813)
10/2023	DOP	345,921	6,171	40	0
10/2023	NGN	381,622	639	166	0
11/2023	DOP	166,229	2,989	65	0
11/2023	EGP	35,440	1,257	234	0
11/2023	$4,146	EGP	126,142	0	(508)
12/2023	DOP	116,211	$2,087	49	0
JPM	07/2023	EUR	15,985	17,380	0	(63)
07/2023	JPY	575,427	4,024	36	0
07/2023	$223	NGN	122,158	0	(65)
08/2023	MXN	261,011	$15,065	0	(62)
08/2023	$237	HUF	82,894	2	0
08/2023	4,024	JPY	572,981	0	(36)
08/2023	1,951	ZAR	35,711	0	(61)
09/2023	ILS	249	$70	3	0
09/2023	PEN	2,061	560	0	(5)
09/2023	$216	NGN	128,271	0	(54)
10/2023	299	185,634	0	(69)
12/2023	NGN	173,259	$279	68	0
12/2023	$335	NGN	211,594	0	(77)
01/2024	85	70,295	0	(1)
MBC	07/2023	EUR	758	$811	0	(16)
07/2023	GBP	18,206	22,537	0	(585)
07/2023	$7,636	EUR	7,087	97	0
09/2023	7,090	INR	582,931	0	(6)
MYI	07/2023	EUR	2,936	$3,151	0	(53)
07/2023	$221	PLN	935	8	0
08/2023	3,491	ZAR	64,619	8	(79)
09/2023	AED	40,230	$10,953	0	(1)
11/2023	EGP	28,883	1,023	190	0
RBC	08/2023	$14,705	MXN	254,840	64	0
SCX	07/2023	NGN	149,308	$283	90	0
07/2023	$36	NGN	27,648	0	0
08/2023	CNH	845	$123	6	0
01/2024	$355	NGN	291,810	0	(6)
SOG	07/2023	EUR	126,748	$136,348	0	(1,960)
07/2023	PLN	666	154	0	(9)
SSB	09/2023	BRL	587	116	0	(5)
TOR	07/2023	$16,443	EUR	15,083	16	0
07/2023	19,842	GBP	15,615	0	(11)
07/2023	8,588	ILS	31,234	0	(155)
08/2023	GBP	15,615	$19,846	11	0
08/2023	$150	HUF	52,505	2	0
UAG	07/2023	EUR	1,091	$1,167	0	(23)
08/2023	$27,199	ZAR	522,308	434	0
08/2023	ZAR	95,111	$5,076	42	0
09/2023	ILS	215	60	2	0
09/2023	ZAR	28,266	1,612	121	0
10/2023	20,541	1,109	29	0
11/2023	ILS	9,465	2,737	166	0

Total Forward Foreign Currency Contracts	$28,945	$(33,749)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	4,100	$(16)	$(20)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	4,100	(16)	(12)
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,800	(4)	(3)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,800	(4)	(6)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.260	07/26/2023	500	(2)		(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.660	07/26/2023	500	(2)		(2)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.330	08/01/2023	2,300	(8)		(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.730	08/01/2023	2,300	(8)		(9)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.350	07/27/2023	1,900	(5)		(4)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.850	07/27/2023	1,900	(5)		(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.260	07/26/2023	400	(1)		(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.660	07/26/2023	400	(1)		(2)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.270	07/24/2023	4,200	(14)		(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.670	07/24/2023	4,200	(14)		(17)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	3.260	07/26/2023	3,800	(12)		(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.660	07/26/2023	3,800	(12)		(18)

Total Written Options								$(124)		$(126)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Oman Government International Bond	(1.000)%	Quarterly	12/20/2027	1.351%	$2,200	$72	$(42)	$30	$0
BPS	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	1.351	900	29	(17)	12	0
BRC	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	1.351	900	24	(12)	12	0
GST	South Korea Government International Bond	(1.000)	Quarterly	06/20/2028	0.328	15,200	(401)	(61)	0	(462)
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.286	600	(2)	(5)	0	(7)
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.286	2,100	(3)	(19)	0	(22)
MYC	Turkey Government International Bond	(1.000)	Quarterly	12/20/2026	4.597	100	17	(6)	11	0

							$(264)	$(162)	$65	$(491)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2031	2.563%	$800	$(121)	$43	$0	$(78)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.111	300	1	2	3	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.454	1,800	10	22	32	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.189	21,200	(4)	176	172	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.381	1,300	12	11	23	0
	Peru Government International Bond	1.000	Quarterly	12/20/2031	1.289	600	(25)	13	0	(12)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	4.674	4,100	(809)	314	0	(495)
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.557	10,100	(708)	487	0	(221)
	Chile Government International Bond	1.000	Quarterly	12/20/2023	0.077	1,100	3	2	5	0
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.162	5,100	6	57	63	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.525	2,500	(46)	90	44	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.545	3,800	(8)	26	18	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.128	800	1	3	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	2,000	(5)	26	21	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.662	4,000	5	40	45	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.914	500	(11)	13	2	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.381	12,200	53	161	214	0
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.163	700	2	1	3	0
	Romania Government International Bond	1.000	Quarterly	12/20/2023	0.416	1,500	(7)	12	5	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	Serbia Government International Bond	1.000	Quarterly	12/20/2027	2.153	2,000	(177)	88	0	(89)
	South Africa Government International Bond	1.000	Quarterly	06/20/2028	2.662	5,900	(509)	97	0	(412)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	4.674	300	(59)	23	0	(36)
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	22.016	3,400	(480)	230	0	(250)
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	2.505	900	(125)	44	0	(81)
	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.111	12,200	36	72	108	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.454	12,500	122	102	224	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.525	15,000	(286)	551	265	0
	Hungary Government International Bond	1.000	Quarterly	12/20/2023	0.478	5,200	(37)	52	15	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.381	7,000	52	71	123	0
	Romania Government International Bond	1.000	Quarterly	12/20/2023	0.416	900	(7)	10	3	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.242	11,200	121	(36)	85	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.285	3,876	41	0	41	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.557	700	(51)	36	0	(15)
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.162	300	1	3	4	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.545	200	(2)	3	1	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2028	0.859	47,500	175	138	313	0
	Panama Government International Bond	1.000	Quarterly	06/20/2024	0.290	3,100	5	17	22	0
	Panama Government International Bond	1.000	Quarterly	12/20/2024	0.381	5,400	0	50	50	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	4.674	1,900	(377)	148	0	(229)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.031	14,000	0	438	438	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	300	(13)	2	0	(11)
GLM	Romania Government International Bond	1.000	Quarterly	12/20/2023	0.416	800	(3)	5	2	0
GST	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	22.016	1,500	(311)	201	0	(110)
	Brazil Government International Bond	1.000	Quarterly	06/20/2031	2.563	900	(136)	48	0	(88)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.454	9,400	91	77	168	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.395	800	(12)	15	3	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.545	2,700	(5)	18	13	0
	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2027	0.293	8,000	115	94	209	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.128	1,000	1	3	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	2,100	(36)	34	0	(2)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.381	15,400	94	177	271	0
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.163	1,800	6	2	8	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.242	15,000	113	1	114	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.285	2,324	25	0	25	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	4.674	5,600	(1,093)	417	0	(676)
HUS	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.242	900	10	(3)	7	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.596	8,700	(195)	125	0	(70)
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.525	7,500	(133)	265	132	0
	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.754	2,800	(7)	39	32	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.242	21,900	283	(116)	167	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.773	5,200	(84)	91	7	0
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	1.387	6,200	(217)	208	0	(9)
MYC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	22.016	1,900	(377)	237	0	(140)
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	2.505	1,800	(251)	89	0	(162)
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.162	2,700	7	26	33	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.454	6,600	38	80	118	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.189	1,300	(1)	12	11	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	3,500	(13)	50	37	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.769	2,400	(83)	104	21	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	7,700	(160)	153	0	(7)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.381	13,000	23	205	228	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.242	11,100	60	24	84	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	4,700	(210)	44	0	(166)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	4.674	2,700	(534)	208	0	(326)
MYI	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.381	1,200	10	11	21	0

							$(6,207)	$6,584	$4,062	$(3,685)

Total Swap Agreements							$(6,471)	$6,422	$4,127	$(4,176)

(o)

Securities with an aggregate market value of $19,982 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Angola
Sovereign Issues	$0	$4,271	$0	$4,271
Argentina
Sovereign Issues	0	46,367	0	46,367
Armenia
Sovereign Issues	0	4,325	0	4,325
Austria
Corporate Bonds & Notes	0	1,668	0	1,668
Azerbaijan
Corporate Bonds & Notes	0	19,334	0	19,334
Loan Participations and Assignments	0	0	6,187	6,187
Sovereign Issues	0	2,502	0	2,502
Bahamas
Sovereign Issues	0	5,536	0	5,536
Bahrain
Sovereign Issues	0	11,843	0	11,843
Benin
Sovereign Issues	0	4,553	0	4,553
Brazil
Corporate Bonds & Notes	0	42,740	0	42,740
Sovereign Issues	0	127,274	0	127,274
Cameroon
Sovereign Issues	0	10,578	0	10,578
Cayman Islands
Corporate Bonds & Notes	0	26,199	0	26,199
Sovereign Issues	0	13,290	0	13,290
Chile
Corporate Bonds & Notes	0	38,640	0	38,640
Sovereign Issues	0	18,083	0	18,083
China
Corporate Bonds & Notes	0	299	0	299
Colombia
Corporate Bonds & Notes	0	10,524	0	10,524
Sovereign Issues	0	35,722	0	35,722
Dominican Republic
Sovereign Issues	0	94,406	0	94,406
Ecuador
Sovereign Issues	0	17,693	0	17,693
Egypt
Sovereign Issues	0	62,449	0	62,449
El Salvador
Sovereign Issues	0	8,232	0	8,232
Ethiopia
Sovereign Issues	0	1,387	0	1,387
Gabon
Sovereign Issues	0	518	0	518
Georgia
Corporate Bonds & Notes	0	173	0	173
Ghana
Sovereign Issues	0	18,346	0	18,346
Guatemala
Sovereign Issues	0	20,121	0	20,121
Hong Kong
Corporate Bonds & Notes	0	13,873	0	13,873
Sovereign Issues	0	10,304	0	10,304
Hungary
Sovereign Issues	0	33,938	0	33,938
India
Corporate Bonds & Notes	0	12,106	0	12,106
Sovereign Issues	0	7,633	0	7,633
Indonesia
Corporate Bonds & Notes	0	82,000	0	82,000
Sovereign Issues	0	31,247	0	31,247
Ireland
Sovereign Issues	0	23,769	0	23,769
Israel
Corporate Bonds & Notes	0	23,185	0	23,185
Ivory Coast
Loan Participations and Assignments	0	0	1,787	1,787
Sovereign Issues	0	18,468	0	18,468
Jamaica
Corporate Bonds & Notes	0	1,508	0	1,508
Jersey, Channel Islands
Corporate Bonds & Notes	0	14,319	0	14,319
Jordan
Sovereign Issues	0	14,388	0	14,388
Kazakhstan
Corporate Bonds & Notes	0	22,057	0	22,057
Sovereign Issues	0	2,734	0	2,734
Kenya
Sovereign Issues	0	4,269	0	4,269
Lebanon
Sovereign Issues	0	559	0	559
Luxembourg
Common Stocks	0	0	4,144	4,144

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Corporate Bonds & Notes	0	55,312	3,383	58,695
Macedonia
Sovereign Issues	0	7,473	0	7,473
Malaysia
Corporate Bonds & Notes	0	7,757	0	7,757
Sovereign Issues	0	1,115	0	1,115
Mexico
Common Stocks	2	0	0	2
Corporate Bonds & Notes	0	117,970	0	117,970
Sovereign Issues	0	54,102	0	54,102
Morocco
Corporate Bonds & Notes	0	7,397	0	7,397
Namibia
Sovereign Issues	0	1,809	0	1,809
Netherlands
Corporate Bonds & Notes	0	9,150	0	9,150
Sovereign Issues	0	5,746	0	5,746
Nigeria
Corporate Bonds & Notes	0	9,708	0	9,708
Sovereign Issues	0	40,580	0	40,580
Oman
Sovereign Issues	0	41,341	0	41,341
Pakistan
Sovereign Issues	0	8,990	0	8,990
Panama
Corporate Bonds & Notes	0	13,329	0	13,329
Sovereign Issues	0	36,949	0	36,949
Paraguay
Sovereign Issues	0	8,505	0	8,505
Peru
Corporate Bonds & Notes	0	17,339	0	17,339
Sovereign Issues	0	4,518	0	4,518
Philippines
Corporate Bonds & Notes	0	3,959	0	3,959
Sovereign Issues	0	15,623	0	15,623
Poland
Sovereign Issues	0	29,572	0	29,572
Qatar
Corporate Bonds & Notes	0	25,776	0	25,776
Loan Participations and Assignments	0	0	3,900	3,900
Sovereign Issues	0	15,288	0	15,288
Romania
Sovereign Issues	0	64,386	0	64,386
Russia
Sovereign Issues	0	9,551	84	9,635
Rwanda
Sovereign Issues	0	1,746	0	1,746
Saudi Arabia
Corporate Bonds & Notes	0	22,245	0	22,245
Sovereign Issues	0	82,887	0	82,887
Senegal
Sovereign Issues	0	5,789	0	5,789
Serbia
Sovereign Issues	0	29,862	0	29,862
Singapore
Corporate Bonds & Notes	0	3,092	0	3,092
South Africa
Corporate Bonds & Notes	0	51,197	20,862	72,059
Sovereign Issues	0	44,386	0	44,386
South Korea
Corporate Bonds & Notes	0	12,018	0	12,018
Spain
Corporate Bonds & Notes	0	6,289	0	6,289
Sri Lanka
Sovereign Issues	0	12,251	0	12,251
Supranational
Corporate Bonds & Notes	0	7,240	0	7,240
Switzerland
Corporate Bonds & Notes	0	9,800	0	9,800
Tanzania
Loan Participations and Assignments	0	8,316	0	8,316
Thailand
Corporate Bonds & Notes	0	4,117	0	4,117
Tunisia
Sovereign Issues	0	5,905	0	5,905
Turkey
Corporate Bonds & Notes	0	4,465	0	4,465
Loan Participations and Assignments	0	17,571	0	17,571
Sovereign Issues	0	83,505	0	83,505
Ukraine
Corporate Bonds & Notes	0	1,505	0	1,505
Sovereign Issues	0	11,203	0	11,203
United Arab Emirates
Corporate Bonds & Notes	0	21,894	0	21,894
Loan Participations and Assignments	0	0	10,795	10,795
Sovereign Issues	0	10,536	0	10,536

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

United Kingdom
Corporate Bonds & Notes	0	15,124	0	15,124
Non-Agency Mortgage-Backed Securities	0	20,229	0	20,229
United States
Asset-Backed Securities	0	14,926	176	15,102
Common Stocks	0	0	311	311
Corporate Bonds & Notes	0	17,275	0	17,275
Loan Participations and Assignments	0	0	18,434	18,434
Non-Agency Mortgage-Backed Securities	0	52,375	9	52,384
U.S. Government Agencies	0	12,658	0	12,658
U.S. Treasury Obligations	0	131,683	0	131,683
Uruguay
Sovereign Issues	0	1,373	0	1,373
Uzbekistan
Sovereign Issues	0	4,587	0	4,587
Venezuela
Corporate Bonds & Notes	0	2,688	0	2,688
Sovereign Issues	0	6,139	0	6,139
Vietnam
Sovereign Issues	0	1,255	0	1,255
Virgin Islands (British)
Corporate Bonds & Notes	0	4,601	0	4,601
Zambia
Sovereign Issues	0	1,809	0	1,809
Short-Term Instruments
Commercial Paper	0	7,274	0	7,274
Repurchase Agreements	0	98,360	0	98,360
U.S. Treasury Bills	0	1,076	0	1,076

$2	$2,427,926	$70,072	$2,498,000
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,417	$0	$0	$10,417

Total Investments	$10,419	$2,427,926	$70,072	$2,508,417

Short Sales, at Value - Liabilities
Sovereign Issues	0	(37,700)	0	(37,700)
U.S. Treasury Obligations	0	(60,565)	0	(60,565)

$0	$(98,265)	$0	$(98,265)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	350	875	0	1,225
Over the counter	0	32,634	438	33,072

$350	$33,509	$438	$34,297
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(40)	(442)	0	(482)
Over the counter	0	(38,051)	0	(38,051)

$(40)	$(38,493)	$0	$(38,533)

Total Financial Derivative Instruments	$310	$(4,984)	$438	$(4,236)

Totals	$10,729	$2,324,677	$70,510	$2,405,916

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (2)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$6,360	$(244)	$0	$0	$71	$0	$0	$6,187	$70
Cayman Islands
Corporate Bonds & Notes	3,674	0	(182)	4	8	(218)	0	(3,286)	0	0
Ivory Coast
Loan Participations and Assignments	1,722	0	0	0	0	65	0	0	1,787	65
Luxembourg
Common Stocks	0	3,100	0	0	0	1,044	0	0	4,144	1,044
Corporate Bonds & Notes	1,017	1,762	0	4	0	600	0	0	3,383	600
Qatar

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Loan Participations and Assignments	3,895	0	0	4	0	1	0	0	3,900	1
Russia
Sovereign Issues	1,271	0	0	(9)	0	8,133	0	(9,311)	84	0
South Africa
Corporate Bonds & Notes	22,279	0	0	0	0	(1,417)	0	0	20,862	(1,417)
Turkey
Loan Participations and Assignments	17,328	0	0	21	0	222	0	(17,571)	0	0
United Arab Emirates
Loan Participations and Assignments	10,716	0	0	(12)	0	91	0	0	10,795	91
United States
Asset-Backed Securities	0	0	0	0	0	0	176	0	176	0
Common Stocks	311	0	0	0	0	0	0	0	311	0
Loan Participations and Assignments	18,513	0	(159)	0	0	80	0	0	18,434	70
Non-Agency Mortgage-Backed Securities	0	0	0	0		0	9	0	9	0

	$80,726	$11,222	$(585)	$12	$8	$8,672	$185	$(30,168)	$70,072	$524
Financial Derivative Instruments - Assets
Over the counter	$5	$0	$(5)	$0	$0	$438	$0	$0	$438	$433

Financial Derivative Instruments - Liabilities
Over the counter	$(7)	$77	$0	$0	$0	$(70)	$0	$0	$0	$0

Totals	$80,724	$11,299	$(590)	$12	$8	$9,040	$185	$(30,168)	$70,510	$957

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments		6,187	Recent Transaction			Price			97.500-100.00	99.705
Ivory Coast
Loan Participations and Assignments		1,787	Indicative Market Quotation			Price			7.123	—
Luxembourg
Common Stocks		4,144	Other Valuation Techniques(3)			-			—	—
Corporate Bonds & Notes		1,009	Discounted Cash Flow			Discount Rate			15.027	—
		2,374	Other Valuation Techniques(3)			-			—	—
Qatar
Loan Participations and Assignments		3,900	Third Party Vendor			Broker Quote			100.000	—
Russia
Sovereign Issues		84	Third Party Vendor			Expected Recovery			6.000	—
South Africa
Corporate Bonds & Notes		20,862	Discounted Cash Flow			Discount Rate			10.259	—
United Arab Emirates
Loan Participations and Assignments		10,795	Third Party Vendor			Broker Quote			101.000	—
United States
Asset-Backed Securities		176	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—
Common Stocks		311	Comparable Multiple			EBITDA Multiple		X	6.600	—
Loan Participations and Assignments		5,241	Indicative Market Quotation			Price			5.308	—
		13,193	Proxy pricing			Base Price			98.000	—
Non-Agency Mortgage-Backed Securities		9	Fair Valuation of odd lot positions			Adjustment factor			2.500	—
Financial Derivative Instruments - Assets
Over the counter		438	Indicative Market Quotation			Broker Quote			3.092	—

Total		$70,510

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	June 30, 2023

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.0% ¤
ARGENTINA 0.5%
CORPORATE BONDS & NOTES 0.5%
MSU Energy SA 6.875% due 02/01/2025		$300	$210
YPF SA 6.950% due 07/21/2027		200	165

			375

SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		6	2
1.500% due 07/09/2035 þ		3	1

			3

Total Argentina (Cost $422)			378

AZERBAIJAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$234	238

Total Azerbaijan (Cost $252)			238

BERMUDA 0.9%
CORPORATE BONDS & NOTES 0.9%
Credicorp Ltd. 2.750% due 06/17/2025		$400	378
Geopark Ltd. 5.500% due 01/17/2027		500	406

Total Bermuda (Cost $877)			784

BRAZIL 2.9%
CORPORATE BONDS & NOTES 2.3%
Braskem Netherlands Finance BV 4.500% due 01/10/2028		$400	368
CSN Inova Ventures 6.750% due 01/28/2028		500	464
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (d)(e)		1,122	3
Suzano Austria GmbH 7.000% due 03/16/2047		300	303
Vale Overseas Ltd.
3.750% due 07/08/2030		300	264
6.875% due 11/21/2036		200	209
Vale SA 3.202% due 12/29/2049 ~(e)	BRL	5,700	366

			1,977

SOVEREIGN ISSUES 0.6%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2024 (d)		2,500	492

		SHARES
WARRANTS 0.0%
OAS SA - Exp. 01/21/2039 «(g)		131,712	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

Total Brazil (Cost $2,846)		2,469

	PRINCIPAL AMOUNT (000s)
CANADA 0.4%
CORPORATE BONDS & NOTES 0.4%
Canacol Energy Ltd. 5.750% due 11/24/2028	$400	342

Total Canada (Cost $400)		342

CAYMAN ISLANDS 12.1%
CORPORATE BONDS & NOTES 12.1%
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026	$500	428
CK Hutchison International Ltd. 4.750% due 04/21/2028	300	297
Emaar Sukuk Ltd. 3.875% due 09/17/2029	500	470
EMG SUKUK Ltd. 4.564% due 06/18/2024	300	295
Fab Sukuk Co. Ltd. 2.500% due 01/21/2025	500	479
Goodman HK Finance 3.000% due 07/22/2030	400	339
Health & Happiness H&H International Holdings Ltd. 5.625% due 10/24/2024	600	553
IHS Holding Ltd. 5.625% due 11/29/2026	500	438
IIRSA Norte Finance Ltd. 8.750% due 05/30/2024	4	4
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)	400	27
9.750% due 09/28/2023 ^(b)	1,000	67
MAF Global Securities Ltd. 4.750% due 05/07/2024	200	199
MAF Sukuk Ltd. 4.638% due 05/14/2029	500	490
Melco Resorts Finance Ltd.
5.375% due 12/04/2029	400	332
5.625% due 07/17/2027	300	272
5.750% due 07/21/2028	300	266
MGM China Holdings Ltd. 5.375% due 05/15/2024	500	493
Odebrecht Holdco Finance Ltd. 0.000% due 09/10/2058 (d)	2,121	14
OEC Finance Ltd. (4.375% PIK) 4.375% due 10/25/2029 (a)	178	8
OEC Finance Ltd. (5.250% PIK) 5.250% due 12/27/2033 (a)	1,220	60
OEC Finance Ltd. (7.125% PIK) 7.125% due 12/26/2046 (a)	730	49
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025	800	83
QNB Finance Ltd.
1.375% due 01/26/2026	300	272
2.625% due 05/12/2025	400	380
2.750% due 02/12/2027	300	277
Sands China Ltd.
3.750% due 08/08/2031	200	163
4.875% due 06/18/2030	600	535
5.625% due 08/08/2025	400	390
Seazen Group Ltd. 4.450% due 07/13/2025	800	416
SNB Funding Ltd.
2.750% due 10/02/2024	400	386
2.900% due 01/29/2027	400	374
Sunac China Holdings Ltd. 6.500% due 01/10/2025 ^(b)	900	136
Wynn Macau Ltd.
4.875% due 10/01/2024	400	390
5.500% due 01/15/2026	300	279
Xiaomi Best Time International Ltd. 2.875% due 07/14/2031	300	227
Zhongsheng Group Holdings Ltd. 3.000% due 01/13/2026	400	365

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

Total Cayman Islands (Cost $15,746)			10,253

CHILE 3.8%
CORPORATE BONDS & NOTES 3.2%
Alfa Desarrollo SpA 4.550% due 09/27/2051		$597	439
Banco de Chile 2.990% due 12/09/2031		800	684
Banco de Credito e Inversiones SA 3.500% due 10/12/2027		300	277
Banco Santander Chile 2.700% due 01/10/2025		800	766
Celulosa Arauco y Constitucion SA 5.500% due 04/30/2049		300	251
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		60	56
Inversiones CMPC SA 3.000% due 04/06/2031		300	248

			2,721

SOVEREIGN ISSUES 0.6%
Chile Government International Bond 4.340% due 03/07/2042		600	534

Total Chile (Cost $3,476)			3,255

CHINA 0.4%
CORPORATE BONDS & NOTES 0.4%
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(b)		$400	8
Yunda Holding Investment Ltd. 2.250% due 08/19/2025		400	360

Total China (Cost $803)			368

COLOMBIA 1.3%
CORPORATE BONDS & NOTES 0.9%
Ecopetrol SA
4.625% due 11/02/2031		$500	387
5.875% due 05/28/2045		550	377

			764

SOVEREIGN ISSUES 0.4%
Colombia Government International Bond 7.500% due 02/02/2034		300	294

Total Colombia (Cost $1,449)			1,058

DOMINICAN REPUBLIC 0.6%
SOVEREIGN ISSUES 0.6%
Dominican Republic Central Bank Notes 13.000% due 12/05/2025	DOP	14,800	288
Dominican Republic International Bond 7.050% due 02/03/2031		$200	200

Total Dominican Republic (Cost $447)			488

GUATEMALA 0.6%
CORPORATE BONDS & NOTES 0.6%
CT Trust 5.125% due 02/03/2032		$600	482

Total Guatemala (Cost $588)			482

HONG KONG 2.3%
CORPORATE BONDS & NOTES 2.3%
AIA Group Ltd.
3.600% due 04/09/2029		$600	556
5.625% due 10/25/2027		300	308
Huarong Finance Co. Ltd. 5.500% due 01/16/2025		300	285
Lenovo Group Ltd. 3.421% due 11/02/2030		200	169

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

MTR Corp. Ltd. 1.625% due 08/19/2030	400	329
Yanlord Land HK Co. Ltd. 5.125% due 05/20/2026	400	329

Total Hong Kong (Cost $2,074)		1,976

INDIA 3.8%
CORPORATE BONDS & NOTES 3.8%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	$300	223
Bharti Airtel Ltd. 4.375% due 06/10/2025	500	486
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032	400	349
JSW Steel Ltd. 5.050% due 04/05/2032	400	324
Muthoot Finance Ltd. 4.400% due 09/02/2023	200	199
ONGC Videsh Vankorneft Pte. Ltd. 3.750% due 07/27/2026	500	473
Reliance Industries Ltd. 2.875% due 01/12/2032	600	501
ReNew Power Pvt Ltd. 5.875% due 03/05/2027	200	188
Shriram Finance Ltd. 4.150% due 07/18/2025	234	221
State Bank of India 1.800% due 07/13/2026	300	268

Total India (Cost $3,575)		3,232

INDONESIA 4.8%
CORPORATE BONDS & NOTES 4.8%
Bank Mandiri Persero Tbk PT 4.750% due 05/13/2025	$400	393
Bank Negara Indonesia Persero Tbk PT 3.750% due 03/30/2026 (f)	500	463
Bank Rakyat Indonesia Persero Tbk PT 3.950% due 03/28/2024	600	591
Cikarang Listrindo Tbk PT 4.950% due 09/14/2026	300	286
Freeport Indonesia PT
4.763% due 04/14/2027	600	582
6.200% due 04/14/2052	400	362
LLPL Capital Pte. Ltd. 6.875% due 02/04/2039	331	297
Medco Oak Tree Pte. Ltd. 7.375% due 05/14/2026	400	394
Pertamina Persero PT 5.625% due 05/20/2043	400	386
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.375% due 02/05/2030	400	351

Total Indonesia (Cost $4,351)		4,105

IRELAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(b)(f)	$900	54
Sovcombank Via SovCom Capital DAC 3.400% due 01/26/2025 ^«(b)	800	22

Total Ireland (Cost $1,698)		76

ISRAEL 3.9%
CORPORATE BONDS & NOTES 3.9%
Bank Hapoalim BM 3.255% due 01/21/2032 •(f)	$800	688
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(f)	700	693
Energean Israel Finance Ltd. 5.375% due 03/30/2028	300	271
Israel Electric Corp. Ltd.
3.750% due 02/22/2032	300	257
4.250% due 08/14/2028	800	747
Leviathan Bond Ltd.
6.125% due 06/30/2025	200	196
6.500% due 06/30/2027	500	480

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

Total Israel (Cost $3,602)			3,332

JERSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Corsair International Ltd.
7.772% due 01/28/2027 •	EUR	200	217
8.122% due 01/28/2029 •		200	217

Total Jersey, Channel Islands (Cost $448)			434

KAZAKHSTAN 1.3%
CORPORATE BONDS & NOTES 1.3%
KazMunayGas National Co. JSC 6.375% due 10/24/2048		$900	772
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		400	306

Total Kazakhstan (Cost $1,173)			1,078

LUXEMBOURG 1.7%
CORPORATE BONDS & NOTES 1.7%
Andrade Gutier International SA (9.000% Cash or 10.500% PIK) 9.000% due 12/28/2029 (a)		$1	0
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038		300	307
Guara Norte SARL 5.198% due 06/15/2034		531	465
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		200	192
Severstal OAO Via Steel Capital SA 3.150% due 09/16/2024 ^«(b)		700	33
TMS Issuer SARL 5.780% due 08/23/2032		200	206
Unigel Luxembourg SA 8.750% due 10/01/2026		600	198

Total Luxembourg (Cost $2,550)			1,401

MALAYSIA 1.2%
CORPORATE BONDS & NOTES 1.2%
Axiata Spv5 Labuan Ltd. 3.064% due 08/19/2050		$400	279
Misc Capital Two Labuan Ltd. 3.625% due 04/06/2025		500	481
Petronas Capital Ltd. 3.404% due 04/28/2061		400	286

Total Malaysia (Cost $989)			1,046

MAURITIUS 1.3%
CORPORATE BONDS & NOTES 1.3%
Greenko Solar Mauritius Ltd. 5.550% due 01/29/2025		$400	387
HTA Group Ltd. 7.000% due 12/18/2025		350	332
India Green Energy Holdings 5.375% due 04/29/2024		400	391

Total Mauritius (Cost $1,121)			1,110

MEXICO 5.4%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(c)		172,487	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.4%
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		$700	661
Banco Mercantil del Norte SA 5.875% due 01/24/2027 •(e)(f)		200	171
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025		800	792
BBVA Bancomer SA 4.375% due 04/10/2024		700	690
Cibanco SA Ibm 4.962% due 07/18/2029		500	470
Fomento Economico Mexicano SAB de CV 4.375% due 05/10/2043		300	264
Grupo Bimbo SAB de CV 4.000% due 09/06/2049		300	243
Industrias Penoles SAB de CV 4.750% due 08/06/2050		500	398
Metalsa SA de CV 3.750% due 05/04/2031		500	394
Sitios Latinoamerica SAB de CV 5.375% due 04/04/2032		300	272
Trust Fibra Uno 6.390% due 01/15/2050		300	238

			4,593

Total Mexico (Cost $6,370)			4,593

MOROCCO 0.9%
CORPORATE BONDS & NOTES 0.9%
OCP SA
5.125% due 06/23/2051		$600	439
6.875% due 04/25/2044		300	276

Total Morocco (Cost $907)			715

MULTINATIONAL 1.2%
CORPORATE BONDS & NOTES 1.2%
ATP Tower Holdings LLC 4.050% due 04/27/2026		$400	344
Digicel International Finance Ltd. 8.750% due 05/25/2024		194	178
GEMS MENASA Cayman Ltd. 7.125% due 07/31/2026		500	485

Total Multinational (Cost $1,072)			1,007

NETHERLANDS 3.6%
CORPORATE BONDS & NOTES 3.6%
IHS Netherlands Holdco BV 8.000% due 09/18/2027		$200	183
Metinvest BV 5.625% due 06/17/2025	EUR	400	310
NE Property BV 1.875% due 10/09/2026		500	474
NGD Holdings BV 6.750% due 12/31/2026		$221	163
Prosus NV
3.061% due 07/13/2031		300	235
3.257% due 01/19/2027		300	271
3.832% due 02/08/2051		200	123
4.987% due 01/19/2052		500	361
Teva Pharmaceutical Finance Netherlands BV 3.750% due 05/09/2027	EUR	900	890

Total Netherlands (Cost $3,625)			3,010

NIGERIA 0.3%
CORPORATE BONDS & NOTES 0.3%
SEPLAT Energy PLC 7.750% due 04/01/2026		$300	253

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

Total Nigeria (Cost $308)			253

OMAN 0.2%
SOVEREIGN ISSUES 0.2%
Oman Government International Bond 6.250% due 01/25/2031		$200	203

Total Oman (Cost $200)			203

PERU 2.2%
CORPORATE BONDS & NOTES 2.1%
Banco de Credito del Peru SA 2.700% due 01/11/2025		$600	574
Banco Internacional del Peru SAA Interbank 3.250% due 10/04/2026		600	558
InRetail Consumer 3.250% due 03/22/2028		600	516
Peru LNG SRL 5.375% due 03/22/2030		200	161

			1,809

SOVEREIGN ISSUES 0.1%
Peru Government International Bond 7.300% due 08/12/2033	PEN	400	114

Total Peru (Cost $2,136)			1,923

PHILIPPINES 0.4%
CORPORATE BONDS & NOTES 0.4%
Petron Corp. 5.950% due 04/19/2026 •(e)		$200	186
SMC Global Power Holdings Corp. 5.450% due 12/09/2026 •(e)(i)		200	146

Total Philippines (Cost $294)			332

QATAR 0.8%
CORPORATE BONDS & NOTES 0.8%
Nakilat, Inc. 6.067% due 12/31/2033		$268	281
Ras Laffan Liquefied Natural Gas Co. Ltd. 6.332% due 09/30/2027		404	412

Total Qatar (Cost $738)			693

ROMANIA 0.4%
SOVEREIGN ISSUES 0.4%
Romania Government International Bond 4.625% due 04/03/2049	EUR	400	338

Total Romania (Cost $305)			338

RUSSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ALROSA Finance SA 3.100% due 06/25/2027 ^«(b)		$800	48

Total Russia (Cost $810)			48

SAUDI ARABIA 2.3%
CORPORATE BONDS & NOTES 1.7%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$900	750
4.250% due 04/16/2039		800	707

			1,457

SOVEREIGN ISSUES 0.6%
Saudi Government International Bond 4.875% due 07/18/2033		500	500

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

Total Saudi Arabia (Cost $2,116)			1,957

SINGAPORE 1.4%
CORPORATE BONDS & NOTES 1.4%
BOC Aviation Ltd. 1.750% due 01/21/2026		$600	542
GLP Pte. Ltd.
3.875% due 06/04/2025		200	139
4.500% due 05/17/2026 •(e)		200	75
Oversea-Chinese Banking Corp. Ltd. 4.250% due 06/19/2024 (f)		400	393

Total Singapore (Cost $1,209)			1,149

SOUTH AFRICA 3.5%
		SHARES
COMMON STOCKS 0.2%
Petra Diamonds Ltd. (c)		218,666	186

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.3%
AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		$400	351
3.750% due 10/01/2030		200	172
6.500% due 04/15/2040		400	403
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	18,200	950
Sasol Financing USA LLC
5.875% due 03/27/2024		$400	395
6.500% due 09/27/2028		600	537

			2,808

Total South Africa (Cost $3,476)			2,994

SOUTH KOREA 6.1%
CORPORATE BONDS & NOTES 5.2%
Hana Bank 3.250% due 03/30/2027		$400	375
Kookmin Bank 2.500% due 11/04/2030 (f)		700	569
LG Chem Ltd. 3.625% due 04/15/2029		700	653
Shinhan Bank Co. Ltd. 3.875% due 03/24/2026 (f)		500	470
Shinhan Card Co. Ltd. 2.500% due 01/27/2027		400	357
Shinhan Financial Group Co. Ltd. 1.350% due 01/10/2026		800	721
SK Hynix, Inc.
1.500% due 01/19/2026		400	355
6.375% due 01/17/2028		200	201
Woori Bank
4.750% due 04/30/2024 (f)		400	394
5.125% due 08/06/2028 (f)		300	290

			4,385

SOVEREIGN ISSUES 0.9%
Korea Electric Power Corp. 5.375% due 04/06/2026		200	199
Korea Hydro & Nuclear Power Co. Ltd. 4.250% due 07/27/2027		600	582

			781

Total South Korea (Cost $5,476)			5,166

THAILAND 1.4%
CORPORATE BONDS & NOTES 1.4%
Bangkok Bank PCL 4.300% due 06/15/2027		$600	583

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

Kasikornbank PCL 3.343% due 10/02/2031 •(f)		300	265
Thaioil Treasury Center Co. Ltd. 3.750% due 06/18/2050		500	335

Total Thailand (Cost $1,141)			1,183

TURKEY 1.7%
CORPORATE BONDS & NOTES 0.6%
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		$524	483

SOVEREIGN ISSUES 1.1%
Turkey Government International Bond
4.875% due 04/16/2043		200	129
9.375% due 01/19/2033		300	302
Turkiye Ihracat Kredi Bankasi AS
8.250% due 01/24/2024		300	300
9.375% due 01/31/2026		200	199

			930

Total Turkey (Cost $1,387)			1,413

UKRAINE 0.1%
SOVEREIGN ISSUES 0.1%
Ukraine Government International Bond
4.375% due 01/27/2032 ^(b)	EUR	200	47
7.750% due 09/01/2026 ^(b)		$200	49

Total Ukraine (Cost $366)			96

UNITED ARAB EMIRATES 3.8%
CORPORATE BONDS & NOTES 3.8%
Abu Dhabi Commercial Bank PJSC 3.500% due 03/31/2027		$400	379
Abu Dhabi National Energy Co. PJSC
2.000% due 04/29/2028		600	534
4.375% due 01/24/2029		200	198
First Abu Dhabi Bank PJSC 5.125% due 10/13/2027		500	507
Kuwait Projects Co. SPC Ltd. 4.500% due 02/23/2027		500	426
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		200	211
NBK SPC Ltd. 1.625% due 09/15/2027 •		1,100	982

Total United Arab Emirates (Cost $3,400)			3,237

UNITED KINGDOM 2.2%
CORPORATE BONDS & NOTES 1.8%
Antofagasta PLC
2.375% due 10/14/2030		$200	163
5.625% due 05/13/2032		300	299
Fresnillo PLC 4.250% due 10/02/2050		500	375
Standard Chartered PLC
6.170% due 01/09/2027 •		300	300
7.767% due 11/16/2028 •		400	425

			1,562

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canada Square Funding PLC 5.316% due 01/17/2059 •	GBP	92	116
Polaris PLC 6.154% due 05/27/2057 •		46	58
Rochester Financing PLC 5.602% due 12/18/2044 •		66	82

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

Tower Bridge Funding PLC 5.629% due 12/20/2063 •		87	110

			366

Total United Kingdom (Cost $2,015)			1,928

UNITED STATES 9.6%
ASSET-BACKED SECURITIES 1.0%
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		$224	120
Countrywide Asset-Backed Certificates Trust 5.370% due 09/25/2037 ^•		18	18
JP Morgan Mortgage Acquisition Corp. 6.125% due 12/25/2035 •		700	631
NovaStar Mortgage Funding Trust 5.350% due 09/25/2037 •		90	88

			857

CORPORATE BONDS & NOTES 3.4%
BOC Aviation USA Corp. 1.625% due 04/29/2024		300	290
Hikma Finance USA LLC 3.250% due 07/09/2025		700	664
Invepar Holdings LLC 1.000% due 12/31/2049 «(g)		158	0
Kosmos Energy Ltd. 7.125% due 04/04/2026		500	440
Rio Oil Finance Trust
8.200% due 04/06/2028		565	568
9.750% due 01/06/2027		208	215
Stillwater Mining Co. 4.000% due 11/16/2026		800	715

			2,892

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Ecopetrol SA TBD% due 08/17/2024 «µ		1,000	985

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.380% due 10/25/2035 •		260	241
Citigroup Mortgage Loan Trust 3.938% due 08/25/2036 ~		172	153

			394

U.S. GOVERNMENT AGENCIES 2.2%
Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2053		1,900	1,863

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Bonds
1.375% due 11/15/2040		900	603
3.000% due 05/15/2045		600	507

			1,110

Total United States (Cost $8,670)			8,101

VIRGIN ISLANDS (BRITISH) 1.5%
CORPORATE BONDS & NOTES 1.5%
Gerdau Trade, Inc. 4.875% due 10/24/2027		$200	195
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029		500	506
OAS Restructuring Ltd. 5.000% due 03/31/2035 «(g)	BRL	356	4
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		$324	319
Studio City Co. Ltd. 7.000% due 02/15/2027		300	281

Total Virgin Islands (British) (Cost $1,390)			1,305

SHORT-TERM INSTRUMENTS 1.2%
COMMERCIAL PAPER 0.6%
Enbridge (US), Inc. 5.470% due 07/14/2023		$250	250

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

Mondelez International, Inc. 5.400% due 07/19/2023	250	249

		499

REPURCHASE AGREEMENTS (h) 0.6%		488

Total Short-Term Instruments (Cost $987)		987

Total Investments in Securities (Cost $97,285)		80,536

	SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short-Term Floating NAV Portfolio III	445,413	4,331

Total Short-Term Instruments (Cost $4,330)		4,331

Total Investments in Affiliates (Cost $4,330)		4,331

Total Investments 100.1% (Cost $101,615)		$84,867
Financial Derivative Instruments (j)(k) (0.1)%(Cost or Premiums, net $(192))		(116)
Other Assets and Liabilities, net 0.0%		36

Net Assets 100.0%		$84,787

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Invepar Holdings LLC1.000% due 12/31/2049	11/16/2018	$0	$0	0.00%
OAS Restructuring Ltd.5.000% due 03/31/2035	04/30/2019	15	4	0.00
OAS SA - Exp. 01/21/2039	04/30/2019	0	0	0.00

$15	$4	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$488	U.S. Treasury Notes 4.625% due 06/30/2025	$(498)	$488	$488

Total Repurchase Agreements	$(498)	$488	$488

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JML	5.300%	05/05/2023	07/28/2023	$(125)	$(127)

Total Reverse Repurchase Agreements	$(127)

(i)	Securities with an aggregate market value of $146 have been pledged as collateral under the terms of the above master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(1,183) at a weighted average interest rate of 4.614%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	35	$7,117	$(104)	$0	$(1)
U.S. Treasury 10-Year Note September Futures	09/2023	25	2,807	(33)	4	0

$(137)	$4	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	13	$(1,897)	$18	$13	$(2)
U.S. Treasury 5-Year Note September Futures	09/2023	1	(107)	2	0	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	8	(948)	10	0	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	8	(1,090)	(12)	0	(10)

$18	$13	$(14)

Total Futures Contracts	$(119)	$17	$(15)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2026	4.659%	EUR	200	$13	$(11)	$2	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-39 5-Year Index	1.000%	Quarterly	06/20/2028	$2,400	$(120)	$6	$(114)	$6	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,300	7	13	20	2	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	300	1	8	9	2	0
iTraxx Asia Ex-Japan 39 5-Year Index	1.000	Quarterly	06/20/2028	1,900	(33)	19	(14)	1	0
iTraxx Crossover 39 5-Year Index	5.000	Quarterly	06/20/2028	EUR	700	12	20	32	6	0
iTraxx Europe Main 39 5-Year Index	1.000	Quarterly	06/20/2028	1,200	3	13	16	2	0

$(130)	$79	$(51)	$19	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.000%	Annual	09/21/2024	$2,000	$85	$69	$154	$0	$0
Pay	1-Year BRL-CDI	12.090	Maturity	01/04/2027	BRL	3,500	28	4	32	3	0
Pay	3-Month KRW-KORIBOR	2.665	Quarterly	03/15/2028	KRW	537,900	(14)	(2)	(16)	0	(1)
Receive	3-Month PLN-WIBOR	4.930	Annual	06/29/2028	PLN	900	1	0	1	0	(1)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027	ZAR	8,100	0	19	19	1	0
Pay	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027	24,300	(38)	(18)	(56)	0	(3)
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	9,300	4	(3)	1	0	(2)
Pay	28-Day MXN-TIIE	8.207	Lunar	06/19/2028	MXN	3,700	0	(1)	(1)	0	0

$66	$68	$134	$4	$(7)

Total Swap Agreements	$(51)	$136	$85	$24	$(7)

Cash of $1,003 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2023	PEN	222		$61	$0	$0
	07/2023	PLN	1,197		294	0	0
	07/2023		$517	ILS	1,772	0	(39)
	09/2023	PHP	9,417		$170	0	0
	09/2023		$73	HKD	574	0	0
BPS	07/2023	BRL	2,400		$498	0	(3)
	07/2023	CZK	440		20	0	0
	07/2023		$503	BRL	2,400	0	(2)
	07/2023		2,555	EUR	2,332	0	(11)
	08/2023	EUR	2,332		$2,559	11	0
	08/2023		$14	ZAR	251	0	0
	08/2023	ZAR	992		$54	2	0
	10/2023		5,172		278	6	0
	11/2023	ILS	1,296		374	22	0
	01/2024	BRL	2,500		510	2	0
BRC	08/2023	GBP	35		43	0	(1)
	08/2023		$17	ZAR	304	0	0
BSH	07/2023	BRL	2,400		$428	0	(73)
	07/2023		$498	BRL	2,400	3	0
	08/2023		314		1,530	4	0
CBK	07/2023	BRL	2,410		$502	0	(1)
	07/2023	ILS	1,773		553	75	0
	07/2023	PEN	243		67	0	0
	07/2023		$500	BRL	2,410	3	0
	08/2023		507	GBP	401	2	0
	09/2023		497	BRL	2,410	1	0
DUB	07/2023	BRL	837		$154	0	(20)
	07/2023	MXN	176		10	0	0
	07/2023		$174	BRL	837	1	0
	10/2023	ZAR	6,762		$371	16	0
GLM	07/2023	BRL	3,247		674	0	(4)
	07/2023	DOP	14,238		246	0	(9)
	07/2023		$673	BRL	3,247	6	0
	09/2023	BRL	3,283		$673	0	(6)
	09/2023		$229	THB	8,086	1	0
	10/2023	ZAR	2,171		$117	2	0
JPM	08/2023	GBP	381		482	0	(1)
	09/2023		$193	MXN	3,343	0	0
MBC	08/2023	ZAR	268		$14	0	(1)
	09/2023		$178	IDR	2,669,792	0	(1)
	09/2023		271	INR	22,290	0	0
MYI	07/2023		161	MYR	751	1	0
	09/2023	PEN	415		$113	0	0
	09/2023		$178	PEN	650	0	0
	11/2023		559	ILS	1,974	0	(23)
RBC	08/2023	GBP	74		$93	0	(1)
SOG	07/2023	EUR	2,332		2,509	0	(36)
UAG	08/2023	GBP	334		422	0	(2)
	08/2023	ZAR	4,561		237	0	(4)
	09/2023	SGD	207		153	0	(1)
	09/2023		$72	ZAR	1,269	0	(5)
	11/2023	ILS	697		$202	12	0

Total Forward Foreign Currency Contracts						$170	$(244)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	America Movil SAB de CV	1.000%	Quarterly	12/20/2025	0.585%	$800	$(20)	$28	$8	$0
Turkey Government International Bond	1.000	Quarterly	06/20/2028	4.827	300	(52)	7	0	(45)
CBK	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.519	50	0	1	1	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	700	(33)	8	0	(25)
GST	Poland Government International Bond	1.000	Quarterly	06/20/2024	0.257	200	1	0	1	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.596	200	(4)	2	0	(2)
State Oil Company of Azerb	1.000	Quarterly	12/20/2023	1.387	800	(28)	27	0	(1)
MYC	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	300	(7)	7	0	0

$(143)	$80	$10	$(73)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Receive	3-Month MYR-KLIBOR	3.545%	Quarterly	05/05/2028	MYR	1,800	$2	$0	$2	$0

Total Swap Agreements	$(141)	$80	$12	$(73)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$375	$0	$375
Sovereign Issues	0	3	0	3
Azerbaijan
Corporate Bonds & Notes	0	238	0	238
Bermuda
Corporate Bonds & Notes	0	784	0	784
Brazil
Corporate Bonds & Notes	0	1,977	0	1,977
Sovereign Issues	0	492	0	492
Canada
Corporate Bonds & Notes	0	342	0	342
Cayman Islands
Corporate Bonds & Notes	0	10,253	0	10,253
Chile
Corporate Bonds & Notes	0	2,721	0	2,721
Sovereign Issues	0	534	0	534
China
Corporate Bonds & Notes	0	368	0	368
Colombia
Corporate Bonds & Notes	0	764	0	764
Sovereign Issues	0	294	0	294
Dominican Republic
Sovereign Issues	0	488	0	488
Guatemala
Corporate Bonds & Notes	0	482	0	482
Hong Kong
Corporate Bonds & Notes	0	1,976	0	1,976
India
Corporate Bonds & Notes	0	3,232	0	3,232
Indonesia
Corporate Bonds & Notes	0	4,105	0	4,105
Ireland
Corporate Bonds & Notes	0	0	76	76
Israel
Corporate Bonds & Notes	0	3,332	0	3,332
Jersey, Channel Islands
Corporate Bonds & Notes	0	434	0	434
Kazakhstan
Corporate Bonds & Notes	0	1,078	0	1,078
Luxembourg
Corporate Bonds & Notes	0	1,368	33	1,401
Malaysia
Corporate Bonds & Notes	0	1,046	0	1,046
Mauritius
Corporate Bonds & Notes	0	1,110	0	1,110
Mexico
Corporate Bonds & Notes	0	4,593	0	4,593
Morocco
Corporate Bonds & Notes	0	715	0	715
Multinational
Corporate Bonds & Notes	0	1,007	0	1,007
Netherlands
Corporate Bonds & Notes	0	3,010	0	3,010
Nigeria
Corporate Bonds & Notes	0	253	0	253
Oman
Sovereign Issues	0	203	0	203
Peru
Corporate Bonds & Notes	0	1,809	0	1,809
Sovereign Issues	0	114	0	114
Philippines
Corporate Bonds & Notes	0	332	0	332
Qatar
Corporate Bonds & Notes	0	693	0	693
Romania
Sovereign Issues	0	338	0	338
Russia
Corporate Bonds & Notes	0	0	48	48
Saudi Arabia
Corporate Bonds & Notes	0	1,457	0	1,457
Sovereign Issues	0	500	0	500
Singapore
Corporate Bonds & Notes	0	1,149	0	1,149
South Africa
Common Stocks	186	0	0	186
Corporate Bonds & Notes	0	1,858	950	2,808
South Korea
Corporate Bonds & Notes	0	4,385	0	4,385
Sovereign Issues	0	781	0	781
Thailand
Corporate Bonds & Notes	0	1,183	0	1,183
Turkey
Corporate Bonds & Notes	0	483	0	483
Sovereign Issues	0	930	0	930

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

Ukraine
Sovereign Issues	0	96	0	96
United Arab Emirates
Corporate Bonds & Notes	0	3,237	0	3,237
United Kingdom
Corporate Bonds & Notes	0	1,562	0	1,562
Non-Agency Mortgage-Backed Securities	0	366	0	366
United States
Asset-Backed Securities	0	857	0	857
Corporate Bonds & Notes	0	2,892	0	2,892
Loan Participations and Assignments	0	0	985	985
Non-Agency Mortgage-Backed Securities	0	394	0	394
U.S. Government Agencies	0	1,863	0	1,863
U.S. Treasury Obligations	0	1,110	0	1,110
Virgin Islands (British)
Corporate Bonds & Notes	0	1,301	4	1,305
Short-Term Instruments
Commercial Paper	0	499	0	499
Repurchase Agreements	0	488	0	488

$186	$78,254	$2,096	$80,536
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,331	$0	$0	$4,331

Total Investments	$4,517	$78,254	$2,096	$84,867

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	28	0	41
Over the counter	0	182	0	182

$13	$210	$0	$223
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(20)	0	(22)
Over the counter	0	(317)	0	(317)

$(2)	$(337)	$0	$(339)

Total Financial Derivative Instruments	$11	$(127)	$0	$(116)

Totals	$4,528	$78,127	$2,096	$84,751

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (1)

Investments in Securities, at Value
Ireland
Corporate Bonds & Notes	$0	$0	$0	$0	$0	$0	$76	$0	$76	$0
Luxembourg
Corporate Bonds & Notes	$1	$0	$0	$0	$0	$0	$33	$(1)	$33	$0
Russia
Corporate Bonds & Notes	0	0	0	0	0	0	48	0	48	0
South Africa
Corporate Bonds & Notes	1,015	0	0	0	0	(65)	0	0	950	(65)
United States
Loan Participations and Assignments	969	0	0	0	0	16	0	0	985	16
Virgin Islands (British)
Corporate Bonds & Notes	4	0	0	0	0	0	0	0	4	0

Totals	$1,989	$0	$0	$0	$0	$(49)	$157	$(1)	$2,096	$(49)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Ireland
Corporate Bonds & Notes	$22	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2023

Ireland
Corporate Bonds & Notes	54	Third Party Vendor	Expected Recovery	6.000	—
Luxemburg
Corporate Bonds & Notes	33	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Russia
Corporate Bonds & Notes	48	Third Party Vendor	Expected Recovery	6.000	—
South Africa
Corporate Bonds & Notes	950	Discounted Cash Flow	Discount Rate	10.259	—
United States
Loan Participations and Assignments	985	Proxy Pricing	Base Price	98.000	—
Virgin Islands (British)
Corporate Bonds & Notes	4	Expected Recovery	Price	4.985	—

Total	$2,096

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.1% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond 15.500% due 10/17/2026	ARS	144,420	$60
Autonomous City of Buenos Aires 95.645% (BADLARPP + 3.750%) due 02/22/2028 ~		108,464	215

Total Argentina (Cost $1,728)			275

AZERBAIJAN 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
State Oil Co. of the Azerbaijan Republic TBD% due 11/26/2024 «		$1,875	1,828

Total Azerbaijan (Cost $1,828)			1,828

BRAZIL 21.4%
CORPORATE BONDS & NOTES 0.3%
Banco BTG Pactual SA 4.500% due 01/10/2025		$200	193
Oi SA 5.358% (BZDIOVRA + 0.000%) due 02/25/2035 «~	BRL	1,010	179
Vale SA 3.202% due 12/29/2049 ~(i)		27,540	1,768

			2,140

SOVEREIGN ISSUES 21.1%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2023 (f)		601,900	121,792
0.000% due 01/01/2024 (f)		68,800	13,536
Brazil Notas do Tesouro Nacional 10.000% due 01/01/2025		1,400	289

			135,617

Total Brazil (Cost $133,240)			137,757

CAYMAN ISLANDS 0.7%
ASSET-BACKED SECURITIES 0.6%
Anchorage Capital CLO Ltd. 6.310% due 07/15/2030 •		$2,361	2,348
MidOcean Credit CLO 6.329% due 01/29/2030 •		1,428	1,420

			3,768

CORPORATE BONDS & NOTES 0.1%
Interoceanica Finance Ltd. 0.000% due 11/30/2025 (f)		70	65
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)		500	33
9.750% due 09/28/2023 ^(c)		1,000	67
10.500% due 01/15/2025 ^(c)		1,200	80
10.875% due 07/23/2023 ^(c)		300	19
11.700% due 11/11/2025 ^(c)		1,100	74

			338

Total Cayman Islands (Cost $6,272)			4,106

CHILE 0.5%
SOVEREIGN ISSUES 0.5%
Bonos de la Tesoreria de la Republica en pesos
5.000% due 10/01/2028	CLP	705,000	866

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

6.000% due 04/01/2033		2,025,000	2,673

Total Chile (Cost $3,448)			3,539

CHINA 0.3%
SOVEREIGN ISSUES 0.3%
China Government International Bond 3.020% due 05/27/2031	CNY	14,100	1,993

Total China (Cost $2,076)			1,993

COLOMBIA 0.4%
CORPORATE BONDS & NOTES 0.4%
Empresas Publicas de Medellin ESP 7.625% due 09/10/2024	COP	10,460,000	2,338

SOVEREIGN ISSUES 0.0%
Financiera de Desarrollo Territorial SA Findeter 7.875% due 08/12/2024		248,000	55

Total Colombia (Cost $3,086)			2,393

CZECH REPUBLIC 1.0%
CORPORATE BONDS & NOTES 0.5%
EP Infrastructure AS 1.816% due 03/02/2031	EUR	4,000	3,068

SOVEREIGN ISSUES 0.5%
Czech Republic Government International Bond
2.000% due 10/13/2033	CZK	10,300	383
2.500% due 08/25/2028		68,200	2,843

			3,226

Total Czech Republic (Cost $5,960)			6,294

DOMINICAN REPUBLIC 2.1%
SOVEREIGN ISSUES 2.1%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	93,600	1,778
13.000% due 12/05/2025		356,400	6,947
13.000% due 01/30/2026		150,200	2,936
Dominican Republic International Bond
13.625% due 02/03/2033		69,000	1,550
13.625% due 02/10/2034		8,000	183

Total Dominican Republic (Cost $11,504)			13,394

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond
4.750% due 11/24/2032	HUF	172,200	428
6.750% due 10/22/2028		124,800	351

Total Hungary (Cost $725)			779

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Periama Holdings LLC 5.950% due 04/19/2026		$1,200	1,158

Total India (Cost $1,262)			1,158

INDONESIA 0.0%
SOVEREIGN ISSUES 0.0%
Indonesia Government International Bond 7.500% due 06/15/2035	IDR	2,011,000	145

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

Total Indonesia (Cost $143)			145

IRELAND 0.2%
ASSET-BACKED SECURITIES 0.2%
Oak Hill European Credit Partners DAC 3.940% due 10/20/2031	EUR	1,450	1,541

Total Ireland (Cost $1,708)			1,541

ISRAEL 2.1%
CORPORATE BONDS & NOTES 0.2%
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(j)		$1,500	1,487

SOVEREIGN ISSUES 1.9%
Israel Government International Bond
0.150% due 07/31/2023	ILS	31,300	8,413
1.500% due 11/30/2023		14,200	3,782

			12,195

Total Israel (Cost $14,378)			13,682

IVORY COAST 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Republic of Cote d'lvoire 7.985% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	1,520	1,617

Total Ivory Coast (Cost $1,798)			1,617

JERSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Corsair International Ltd.
7.772% due 01/28/2027 •	EUR	1,900	2,063
8.122% due 01/28/2029 •		700	758

Total Jersey, Channel Islands (Cost $2,913)			2,821

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		$341	336
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		659	390

Total Luxembourg (Cost $857)			726

MALAYSIA 6.4%
SOVEREIGN ISSUES 6.4%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	160	32
3.757% due 05/22/2040		1,000	205
3.800% due 08/17/2023		178,500	38,274
Malaysia Government Investment Issue
3.422% due 09/30/2027		420	89
3.990% due 10/15/2025		9,930	2,153
4.130% due 07/09/2029		1,290	282

Total Malaysia (Cost $41,180)			41,035

MEXICO 3.9%
CORPORATE BONDS & NOTES 0.2%
Petroleos Mexicanos 10.000% due 02/07/2033		$1,500	1,375

SOVEREIGN ISSUES 3.7%
Mexico Government International Bond
5.000% due 03/06/2025	MXN	151,200	8,141
5.500% due 03/04/2027		33,300	1,727
5.750% due 03/05/2026		74,000	3,941
7.000% due 09/03/2026		156,500	8,543

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

7.500% due 06/03/2027		4,500	250
7.750% due 05/29/2031		18,300	1,013
8.500% due 05/31/2029		3,900	225

			23,840

Total Mexico (Cost $23,776)			25,215

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.5%
JAB Holdings BV 4.500% due 04/08/2052		$4,200	3,249

SOVEREIGN ISSUES 0.1%
Republic of Angola Via Avenir BV
10.163% (US0006M + 4.500%) due 12/07/2023 ~		180	179
12.772% (US0006M + 7.500%) due 07/03/2023 ~		566	566

			745

Total Netherlands (Cost $3,942)			3,994

PERU 2.3%
CORPORATE BONDS & NOTES 0.6%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	14,180	3,748

SOVEREIGN ISSUES 1.7%
Fondo MIVIVIENDA SA 7.000% due 02/14/2024		28,000	7,603
Peru Government International Bond 7.300% due 08/12/2033		12,900	3,672

			11,275

Total Peru (Cost $15,227)			15,023

POLAND 0.9%
SOVEREIGN ISSUES 0.9%
Poland Government International Bond
1.250% due 10/25/2030	PLN	1,900	348
2.750% due 10/25/2029		6,700	1,408
6.000% due 10/25/2033		5,800	1,452
7.500% due 07/25/2028		9,200	2,445

Total Poland (Cost $5,059)			5,653

QATAR 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Qatar National Bank QPSC 5.966% due 10/10/2023 «		$2,600	2,600

Total Qatar (Cost $2,595)			2,600

ROMANIA 0.3%
SOVEREIGN ISSUES 0.3%
Romania Government International Bond
4.250% due 04/28/2036	RON	2,600	446
4.750% due 10/11/2034		200	37
6.625% due 09/27/2029	EUR	1,300	1,477

Total Romania (Cost $1,880)			1,960

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond
1.125% due 11/20/2027 ^(c)	EUR	300	154
5.100% due 03/28/2035 ^(c)		$200	89

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

Total Russia (Cost $349)			243

SOUTH AFRICA 2.2%
CORPORATE BONDS & NOTES 0.8%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	56,800	2,966
Eskom Holdings SOC Ltd. 7.850% due 04/02/2026		37,000	1,874

			4,840

SOVEREIGN ISSUES 1.4%
South Africa Government International Bond
2.000% due 01/31/2025 (h)		61,742	3,184
7.000% due 02/28/2031		48,800	2,076
10.500% due 12/21/2026		66,300	3,659

			8,919

Total South Africa (Cost $16,166)			13,759

SOUTH KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Korea National Oil Corp. 4.750% due 04/03/2026		$1,500	1,472

Total South Korea (Cost $1,492)			1,472

TURKEY 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
SOCAR Turkey Enerji AS 6.553% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	2,500	2,646

Total Turkey (Cost $2,939)			2,646

UNITED KINGDOM 0.6%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Canada Square Funding PLC 5.316% due 01/17/2059 •	GBP	458	579
Harbour PLC 5.457% due 01/28/2054 •		500	626
Polaris PLC 6.154% due 05/27/2057 •		92	117
Rochester Financing PLC 5.602% due 12/18/2044 •		525	659
Stratton Mortgage Funding PLC 5.447% due 03/12/2052		126	159
Tower Bridge Funding PLC 5.629% due 12/20/2063 •		347	439
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (f)		0	1,377

Total United Kingdom (Cost $3,899)			3,956

UNITED STATES 4.4%
ASSET-BACKED SECURITIES 2.5%
Bear Stearns Asset-Backed Securities Trust 4.037% due 07/25/2036 «~		$12	12
Citigroup Mortgage Loan Trust 5.210% due 07/25/2045 •		74	52
Countrywide Asset-Backed Certificates Trust
5.340% due 11/25/2037 •		1,167	1,073
5.450% due 03/25/2047 ^•		122	119
Credit-Based Asset Servicing & Securitization LLC 5.270% due 07/25/2037 •		24	16
Fremont Home Loan Trust 5.300% due 10/25/2036 •		2,908	1,187
GE-WMC Mortgage Securities Trust 5.230% due 08/25/2036 «•		23	10
GSAMP Trust 5.220% due 12/25/2036 •		83	40
HSI Asset Loan Obligation Trust 4.194% due 12/25/2036 •		33	11
Humboldt Americas LLC 0.000% due 08/31/2023 «	COP	34,000,000	8,035

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

JP Morgan Mortgage Acquisition Corp. 5.660% due 02/25/2036 ^•	$365	354
MASTR Asset-Backed Securities Trust 5.200% due 01/25/2037 •	171	52
Morgan Stanley ABS Capital, Inc. Trust 5.915% due 01/25/2035 •	185	172
Morgan Stanley Mortgage Loan Trust 6.488% due 11/25/2036 ^þ	1,070	249
OneMain Financial Issuance Trust 4.130% due 05/14/2035	1,800	1,722
RAAC Trust 5.850% due 02/25/2046 •	1,708	1,697
Residential Asset Securities Corp. Trust 6.110% due 08/25/2035 •	281	275
Securitized Asset-Backed Receivables LLC Trust 5.270% due 12/25/2036 ^•	245	58
WaMu Asset-Backed Certificates WaMu Trust 5.390% due 05/25/2037 •	1,422	1,177

		16,311

	SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(d)(k)	710,158	77

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.5%
Energy Transfer LP 6.000% due 06/15/2048	3,300	3,134
Rio Oil Finance Trust 9.250% due 07/06/2024	251	254

		3,388

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Ecopetrol SA TBD% due 08/17/2024 «µ	2,600	2,560

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Banc of America Mortgage Trust 5.268% due 07/25/2034 «~	32	29
CitiMortgage Alternative Loan Trust 5.800% due 10/25/2036 •	753	628
Countrywide Alternative Loan Trust
3.369% due 10/25/2035 ^«~	7	6
5.430% due 04/25/2047 •	947	844
5.500% due 05/25/2036 ^•	1,237	507
5.710% due 12/25/2035 •	35	32
Countrywide Home Loan Mortgage Pass-Through Trust
3.911% due 02/20/2036 ^«~	13	10
5.690% due 04/25/2046 •	369	108
Credit Suisse Mortgage Capital Trust 3.037% due 12/26/2059 ~	666	664
GSMPS Mortgage Loan Trust 5.500% due 01/25/2036 •	158	128
HarborView Mortgage Loan Trust 5.976% due 10/19/2035 •	243	136
IndyMac INDX Mortgage Loan Trust 5.790% due 07/25/2045 •	179	141
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	221	208
Mortgage Equity Conversion Asset Trust 5.790% due 05/25/2042 •	741	693
New York Mortgage Trust 5.690% due 04/25/2035 •	1,522	1,440
Structured Asset Mortgage Investments Trust 5.557% due 04/19/2035 «•	428	366
Structured Asset Securities Corp. Mortgage Loan Trust 6.000% due 10/25/2036	72	71
WaMu Mortgage Pass-Through Certificates Trust
4.156% due 03/25/2037 ~	54	49

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

5.520% due 05/25/2034 •		167	148

			6,208

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
3.522% due 11/01/2035 •		12	12
3.913% due 09/01/2035 •		41	40
4.162% due 11/01/2035 •		13	12
4.943% due 06/01/2043 •		44	43
4.944% due 07/01/2044 •		11	10
Freddie Mac
3.981% due 08/01/2035 •		1	1
5.290% due 09/25/2031 •		39	39

			157

		SHARES
WARRANTS 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(k)		1	0

Total United States (Cost $33,174)			28,701

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Uruguay Government International Bond
3.700% due 06/26/2037 (h)	UYU	14,518	401
3.875% due 07/02/2040 (h)(m)		43,736	1,229

Total Uruguay (Cost $1,581)			1,630

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond 13.000% due 01/25/2031	ZMW	23,100	777

Total Zambia (Cost $645)			777

SHORT-TERM INSTRUMENTS 62.0%
CERTIFICATES OF DEPOSIT 0.7%
Banco Bilbao Vizcaya Argentaria Colombia SA
5.869% due 07/15/2024 «	COP	3,347,000	754
14.540% due 01/13/2024		1,614,300	383
Banco Davivienda SA
13.501% due 12/13/2024 «		2,898,000	695
15.389% due 02/21/2024		805,000	196
Bancolombia SA
5.917% due 01/27/2024		3,809,800	879
13.320% due 06/08/2025 «		1,513,000	364
13.637% due 12/14/2024 «		3,999,000	964
16.137% due 09/01/2024 «		1,623,000	393

			4,628

COMMERCIAL PAPER 0.4%
Duke Energy Corp. 5.400% due 07/10/2023		$250	250
Electricite de France SA
5.510% due 08/03/2023		550	547
5.510% due 08/04/2023		350	348
Enbridge (US), Inc.
5.440% due 07/20/2023		300	299
5.480% due 07/17/2023		400	399
Enel Finance America LLC 5.450% due 07/24/2023		250	249

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

Mondelez International, Inc. 5.370% due 07/24/2023		250	249

			2,341

REPURCHASE AGREEMENTS (l) 36.1%			232,541

SHORT-TERM NOTES 10.3%
Korea Monetary Stabilization Bond
3.569% due 09/19/2023	KRW	57,431,130	43,268
3.890% due 11/09/2023		30,000,000	22,800

			66,068

ARGENTINA TREASURY BILLS 0.1%
4.454% due 10/18/2023 - 11/23/2023 (e)(f)(h)	ARS	159,873	329

HUNGARY TREASURY BILLS 3.0%
16.220% due 07/06/2023 (f)(g)	HUF	6,638,000	19,405

ISRAEL TREASURY BILLS 8.4%
4.701% due 01/03/2024 (f)(g)	ILS	205,900	54,237

U.S. TREASURY BILLS 3.0%
5.228% due 08/10/2023 - 09/14/2023 (a)(e)(f)(p)		$19,677	19,532

Total Short-Term Instruments (Cost $401,077)			399,081

Total Investments in Securities (Cost $747,907)			741,793

		SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short Asset Portfolio		2,320,694	22,360
PIMCO Short-Term Floating NAV Portfolio III		19,877	193

Total Short-Term Instruments (Cost $23,381)			22,553

Total Investments in Affiliates (Cost $23,381)			22,553

Total Investments 118.6% (Cost $771,288)			$764,346
Financial Derivative Instruments (n)(o) (0.0)%(Cost or Premiums, net $(366))			(190)
Other Assets and Liabilities, net (18.6)%			(119,931)

Net Assets 100.0%			$644,225

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					When-issued security.
(b)					Payment in-kind security.
(c)					Security is not accruing income as of the date of this report.
(d)					Security did not produce income within the last twelve months.
(e)					Coupon represents a weighted average yield to maturity.
(f)					Zero coupon security.
(g)					Coupon represents a yield to maturity.
(h)					Principal amount of security is adjusted for inflation.
(i)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)					Contingent convertible security.
(k)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'					06/10/2022	$77	$77	0.01%
Constellation Oil Class 'D' - Exp. 06/10/2071					06/10/2022	0	0	0.00

						$77	$77	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.060%	07/03/2023	07/05/2023	$106,700	U.S. Treasury Inflation Protected Securities 0.250% due 07/15/2029	$(108,787)	$106,700	$106,700
	5.100	06/30/2023	07/03/2023	107,000	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2027	(109,323)	107,000	107,046
	5.110	06/30/2023	07/03/2023	17,500	U.S. Treasury Notes 2.375% due 03/31/2029	(17,847)	17,500	17,507
FICC	2.400	06/30/2023	07/03/2023	1,241	U.S. Treasury Notes 4.625% due 06/30/2025	(1,266)	1,241	1,241
JPS	5.180	06/30/2023	07/03/2023	100	U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028	(100)	100	100

Total Repurchase Agreements						$(237,323)	$232,541	$232,594

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JML				4.700%	06/29/2023	07/06/2023	$(1,201)	$(1,201)

Total Reverse Repurchase Agreements								$(1,201)

(m)					Securities with an aggregate market value of $1,229 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)					Includes accrued interest.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(26) at a weighted average interest rate of 4.700%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	5	$5	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	5	5	(1)	(1)

Total Written Options	$(2)	$(2)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	10	$1,459	$(14)	$1	$(10)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2023	24	$(3,030)	$40	$13	$0
U.S. Treasury 10-Year Note September Futures	09/2023	17	(1,909)	35	0	(3)

$75	$13	$(3)

Total Futures Contracts	$61	$14	$(13)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2023	0.840%	EUR	300	$0	$0	$0	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.680	$100	1	0	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.276	100	1	0	1	0	0
Newell Brands, Inc.	1.000	Quarterly	06/20/2028	4.555	1,800	(264)	13	(251)	6	0

$(262)	$13	$(249)	$6	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day INR-MIBOR Compounded-OIS	6.750%	Semi-Annual	03/15/2028	INR	174,600	$(58)	$19	$(39)	$4	$0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/15/2028	SGD	1,100	(12)	(11)	(23)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	$11,800	(29)	382	353	0	(4)
Receive	1-Year BRL-CDI	12.350	Maturity	07/01/2024	BRL	35,100	0	(18)	(18)	0	(5)
Receive	1-Year BRL-CDI	12.490	Maturity	07/01/2024	38,000	0	(30)	(30)	0	(5)
Pay	1-Year BRL-CDI	12.595	Maturity	07/01/2024	31,400	0	35	35	5	0
Pay	1-Year BRL-CDI	13.080	Maturity	07/01/2024	72,000	0	143	143	10	0
Pay	1-Year BRL-CDI	12.425	Maturity	01/02/2025	28,990	0	62	62	7	0
Receive	1-Year BRL-CDI	11.244	Maturity	01/02/2026	21,400	0	(86)	(86)	0	(12)
Pay	1-Year BRL-CDI	11.420	Maturity	01/02/2026	24,400	0	111	111	14	0
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027	30,680	(238)	(646)	(884)	23	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Year BRL-CDI	8.450	Maturity	01/04/2027		15,800	4	(255)	(251)	12	0
Receive	1-Year BRL-CDI	8.640	Maturity	01/04/2027		15,900	(214)	187	(27)	0	(13)
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		36,500	0	81	81	31	0
Pay	1-Year BRL-CDI	11.405	Maturity	01/02/2029		3,200	7	14	21	4	0
Receive	1-Year BRL-CDI	12.533	Maturity	01/02/2029		10,900	0	(143)	(143)	0	(14)
Pay	1-Year BRL-CDI	12.684	Maturity	01/02/2029		12,700	0	178	178	16	0
Pay	1-Year BRL-CDI	12.746	Maturity	01/02/2029		13,900	0	200	200	18	0
Receive	1-Year BRL-CDI	13.218	Maturity	01/02/2029		28,200	0	(480)	(480)	0	(36)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027	CNY	52,050	(10)	(36)	(46)	0	(13)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/15/2028		24,790	9	10	19	6	0
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	03/15/2028		6,240	6	(20)	(14)	0	(2)
Pay(5)	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/20/2028		14,900	21	9	30	4	0
Receive	3-Month COP-IBR Compounded-OIS	7.560	Quarterly	02/14/2024	COP	10,775,000	0	84	84	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	2.630	Quarterly	07/24/2024		23,509,810	0	573	573	2	0
Receive	3-Month COP-IBR Compounded-OIS	6.885	Quarterly	01/31/2025		4,577,000	0	58	58	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.500	Quarterly	02/15/2025		2,957,000	0	29	29	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.855	Quarterly	02/22/2025		3,899,700	0	31	31	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	04/08/2025		8,036,300	0	67	67	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	9.470	Quarterly	07/01/2025		6,788,000	0	4	4	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	2.995	Quarterly	11/24/2025		25,719,000	0	810	810	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	9.170	Quarterly	11/26/2025		4,724,800	0	(7)	(7)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	9.177	Quarterly	11/26/2025		3,603,600	0	(5)	(5)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	9.270	Quarterly	11/26/2025		5,342,000	0	(11)	(11)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	9.310	Quarterly	11/26/2025		7,796,400	0	(17)	(17)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	10.110	Quarterly	11/26/2025		3,807,880	0	(25)	(25)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	3.125	Quarterly	01/15/2026		8,185,000	0	278	278	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	4.655	Quarterly	05/11/2026		18,314,458	0	(451)	(451)	9	0
Receive	3-Month COP-IBR Compounded-OIS	9.055	Quarterly	08/26/2026		4,737,300	0	(23)	(23)	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	6.710	Quarterly	01/11/2027		21,419,000	0	263	263	0	(19)
Receive	3-Month COP-IBR Compounded-OIS	7.130	Quarterly	01/31/2027		1,649,000	0	14	14	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	02/01/2027		2,948,400	0	24	24	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	7.080	Quarterly	02/02/2027		1,563,700	0	13	13	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.585	Quarterly	02/14/2027		4,772,000	0	(20)	(20)	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.200	Quarterly	03/11/2027		6,915,000	0	10	10	7	0
Pay	3-Month COP-IBR Compounded-OIS	8.240	Quarterly	03/15/2027		2,148,800	0	4	4	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.560	Quarterly	03/30/2027		1,406,700	0	7	7	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.686	Quarterly	03/30/2027		8,373,200	0	49	49	9	0
Pay	3-Month COP-IBR Compounded-OIS	8.320	Quarterly	03/31/2027		3,632,000	0	11	11	4	0
Receive	3-Month COP-IBR Compounded-OIS	7.890	Quarterly	04/08/2027		3,159,600	0	8	8	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	7.913	Quarterly	04/08/2027		4,863,100	0	12	12	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	7.940	Quarterly	04/08/2027		2,447,900	0	5	5	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	5.175	Quarterly	05/28/2027		33,105,900	64	679	743	0	(31)
Pay	3-Month COP-IBR Compounded-OIS	8.360	Quarterly	06/02/2027		11,303,000	0	36	36	12	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	11/03/2027		66,774,000	0	667	667	77	0
Pay	3-Month COP-IBR Compounded-OIS	10.130	Quarterly	01/25/2028		1,255,800	0	26	26	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.305	Quarterly	04/28/2028		9,320,000	0	56	56	10	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		9,803,700	0	(108)	(108)	0	(11)
Pay	3-Month COP-IBR Compounded-OIS	8.390	Quarterly	06/13/2028		4,905,300	0	35	35	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.890	Quarterly	05/12/2029		5,451,000	0	79	79	8	0
Pay	3-Month COP-IBR Compounded-OIS	8.190	Quarterly	06/13/2029		13,489,500	0	104	104	21	0
Receive	3-Month COP-IBR Compounded-OIS	9.370	Quarterly	03/17/2030		1,945,100	0	(46)	(46)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	9.423	Quarterly	03/17/2030		5,756,000	0	(139)	(139)	0	(10)
Receive	3-Month COP-IBR Compounded-OIS	9.393	Quarterly	03/21/2030		4,545,800	0	(109)	(109)	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	8.940	Quarterly	03/24/2030		12,506,000	0	(231)	(231)	0	(21)
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	88	88	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031		5,352,000	0	(146)	(146)	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	6.620	Quarterly	11/08/2031		2,786,200	0	(36)	(36)	5	0
Receive	3-Month COP-IBR Compounded-OIS	9.407	Quarterly	03/21/2033		3,613,140	0	(114)	(114)	0	(8)
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028	ILS	7,100	17	(5)	12	9	0
Pay	3-Month KRW-KORIBOR	2.665	Quarterly	03/15/2028	KRW	3,726,100	(82)	(25)	(107)	0	(7)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2033		10,519,164	(24)	(91)	(115)	0	(30)
Pay	3-Month PLN-WIBOR	5.520	Annual	03/20/2026	PLN	13,100	0	(4)	(4)	6	0
Pay	3-Month PLN-WIBOR	5.620	Annual	03/21/2026		14,100	0	6	6	6	0
Pay	3-Month PLN-WIBOR	5.430	Annual	03/16/2028		4,800	7	8	15	3	0
Receive	3-Month PLN-WIBOR	5.220	Annual	03/20/2033		4,600	0	(10)	(10)	0	(3)
Receive	3-Month PLN-WIBOR	5.310	Annual	03/21/2033		5,000	0	(20)	(20)	0	(3)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	137,140	(3)	38	35	2	0
Pay	3-Month THB-THBFIX Compounded-OIS	2.750	Quarterly	03/15/2033		1,270	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026	ZAR	154,200	0	312	312	10	0
Receive	3-Month ZAR-JIBAR	7.565	Quarterly	03/22/2026		62,800	0	72	72	4	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		41,800	7	(170)	(163)	0	(4)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		16,400	0	(66)	(66)	0	(2)
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		137,400	120	414	534	16	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	77	77	4	0
Receive	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027		25,600	0	59	59	3	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		189,700	28	(46)	(18)	0	(22)
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		78,300	26	77	103	0	(8)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		22,100	0	(49)	(49)	0	(2)
Pay	3-Month ZAR-JIBAR	8.830	Quarterly	02/23/2030		13,300	0	(7)	(7)	0	(2)
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026	CLP	7,364,000	0	758	758	6	0
Receive(5)	6-Month CLP-CHILIBOR	5.250	Semi-Annual	03/20/2028		3,064,000	0	4	4	4	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	03/20/2028		9,114,700	0	(152)	(152)	0	0
Receive	6-Month CLP-CHILIBOR	3.920	Semi-Annual	08/06/2028		447,600	0	48	48	0	(1)
Receive	6-Month CLP-CHILIBOR	5.180	Semi-Annual	10/01/2028		690,000	0	13	13	0	0
Receive	6-Month CLP-CHILIBOR	5.370	Semi-Annual	10/01/2028		442,900	0	3	3	0	0
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	10/01/2028		710,000	0	4	4	0	0
Receive	6-Month CLP-CHILIBOR	5.420	Semi-Annual	10/01/2028		1,565,000	0	10	10	0	(1)
Receive	6-Month CLP-CHILIBOR	5.570	Semi-Annual	10/01/2028		505,000	0	(2)	(2)	0	0
Pay	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/01/2028		345,200	0	11	11	0	0
Pay	6-Month CLP-CHILIBOR	6.250	Semi-Annual	10/01/2028		64,700	0	4	4	0	0
Pay	6-Month CLP-CHILIBOR	7.160	Semi-Annual	10/01/2028		296,800	0	30	30	0	0
Pay	6-Month CLP-CHILIBOR	7.195	Semi-Annual	10/01/2028		164,900	0	17	17	0	0
Pay	6-Month CLP-CHILIBOR	6.010	Semi-Annual	02/16/2029		568,000	0	15	15	1	0
Pay	6-Month CLP-CHILIBOR	6.020	Semi-Annual	03/02/2029		62,300	0	2	2	0	0
Pay	6-Month CLP-CHILIBOR	6.420	Semi-Annual	03/24/2029		423,000	0	26	26	1	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		323,000	0	26	26	1	0
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030		5,726,900	0	1,028	1,028	0	(6)
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030		834,000	0	(150)	(150)	2	0
Pay	6-Month CLP-CHILIBOR	2.370	Semi-Annual	06/18/2030		2,085,930	0	(422)	(422)	4	0
Pay	6-Month CLP-CHILIBOR	6.110	Semi-Annual	09/01/2030		1,183,100	0	68	68	3	0
Receive	6-Month CLP-CHILIBOR	5.030	Semi-Annual	03/20/2033		5,002,800	0	130	130	0	(12)
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	272,400	71	(36)	35	0	(53)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	200	1	(1)	0	0	(1)
Receive	6-Month HUF-BBR	13.600	Annual	12/12/2024	HUF	130,800	0	(33)	(33)	1	0
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028		448,800	1	(29)	(28)	0	0
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		183,000	0	(11)	(11)	1	0
Receive	6-Month PLN-WIBOR	6.830	Annual	08/19/2024	PLN	76,400	0	(728)	(728)	0	(11)
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		27,100	0	380	380	0	(8)
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	172	172	0	(5)
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		4,500	20	66	86	3	0
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	308	308	0	(2)
Pay	28-Day MXN-TIIE	9.500	Lunar	07/03/2023	MXN	509,500	0	(51)	(51)	0	(5)
Receive	28-Day MXN-TIIE	9.335	Lunar	08/02/2023		154,700	0	32	32	2	0
Receive	28-Day MXN-TIIE	10.875	Lunar	12/01/2023		295,840	0	48	48	1	0
Pay	28-Day MXN-TIIE	8.990	Lunar	11/28/2025		370,750	0	(208)	(208)	0	(26)
Receive	28-Day MXN-TIIE	7.240	Lunar	12/16/2026		62,200	0	174	174	5	0
Receive	28-Day MXN-TIIE	7.250	Lunar	12/16/2026		75,100	0	208	208	6	0
Receive	28-Day MXN-TIIE	8.900	Lunar	05/21/2027		20,000	0	(11)	(11)	1	0
Receive	28-Day MXN-TIIE	8.495	Lunar	11/29/2027		40,410	22	(20)	2	3	0
Receive	28-Day MXN-TIIE	8.460	Lunar	11/30/2027		58,600	0	2	2	4	0
Receive	28-Day MXN-TIIE	8.414	Lunar	12/14/2027		55,100	0	10	10	4	0
Pay	28-Day MXN-TIIE	8.495	Lunar	12/29/2027		40,410	0	(2)	(2)	0	(3)
Receive	28-Day MXN-TIIE	8.450	Lunar	04/27/2028		14,500	0	(3)	(3)	1	0
Receive	28-Day MXN-TIIE	7.800	Lunar	11/13/2031		31,500	0	37	37	0	(1)

							$(239)	$4,687	$4,448	$449	$(500)

Total Swap Agreements							$(501)	$4,700	$4,199	$455	$(500)

Cash of $4,945 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2023		CHF	584		$652		$0		$0
		07/2023		ILS	2,156		624		42		0
		07/2023		KES	108,343		765		0		(1)
		07/2023		PEN	8,940		2,460		0		(2)
		07/2023		PLN	1,022		243		0		(8)
		07/2023			$1,098		EUR	1,015	10		0
		07/2023			48,587		MXN	894,484	3,540		0
		07/2023			672		PHP	37,494	6		0
		07/2023			1,049		PLN	4,391	30		0
		08/2023		INR	749,903		$9,115		0		(12)
		08/2023		MXN	32,299		1,747		0		(125)
		08/2023		NZD	1,852		1,175		38		0
		08/2023			$571		AUD	844	0		(8)
		08/2023			8,806		CNY	60,487	0		(432)
		08/2023			212		EGP	7,054	10		0
		08/2023			648		TWD	20,090	0		(3)
		09/2023		NGN	78,812		$136		36		0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

	09/2023	PEN	20,578		5,564	0	(74)
	09/2023		$13,290	KRW	16,838,617	0	(459)
	09/2023		3,102	MYR	14,207	0	(30)
	09/2023		13	NGN	10,088	0	0
	09/2023		10,631	TWD	322,725	0	(246)
	10/2023		160	KES	24,048	6	0
	10/2023	ZAR	23,771		$1,281	30	0
	11/2023	EUR	3,823	CZK	93,349	70	0
BPS	07/2023	BRL	15,043		$3,135	0	(7)
	07/2023	DKK	130		19	0	0
	07/2023	PHP	607,941		10,814	0	(180)
	07/2023	PLN	4,544		1,099	0	(18)
	07/2023		$3,030	BRL	15,043	111	0
	07/2023		764	CHF	683	0	(1)
	07/2023		4,685	COP	20,202,160	147	0
	07/2023		11,344	CZK	244,449	6	(136)
	07/2023		4,552	EUR	4,165	0	(8)
	07/2023		1,529	GBP	1,193	0	(14)
	07/2023		835	JPY	116,134	0	(31)
	07/2023		12,818	MYR	58,839	0	(137)
	07/2023		807	PHP	45,522	16	0
	07/2023		573	PLN	2,469	33	0
	07/2023		2,054	SGD	2,720	0	(42)
	08/2023	CHF	681		$764	1	0
	08/2023	CNH	5,328		771	36	0
	08/2023	COP	34,000,000		7,412	0	(609)
	08/2023	MYR	181,126		38,990	0	(99)
	08/2023		$12,389	CNY	84,823	0	(645)
	08/2023		1,664	COP	7,470,435	111	0
	08/2023		529	JPY	76,091	1	0
	08/2023		7,139	TWD	217,987	0	(137)
	09/2023	CLP	1,385,957		$1,695	0	(18)
	09/2023	PHP	173,802		3,103	0	(35)
	09/2023	THB	80		2	0	0
	09/2023		$1,169	INR	96,141	0	(1)
	09/2023		10,790	PHP	607,941	186	0
	09/2023		1,417	THB	48,543	0	(37)
	11/2023	ILS	3,589		$1,037	62	0
	12/2023	NGN	20,250		25	0	0
	12/2023		$4,066	MXN	72,496	45	0
	01/2024	ILS	200,629		$56,388	1,796	0
	01/2024		$1,154	EGP	38,038	0	(114)
	01/2024	ZAR	51,424		$2,925	244	0
BRC	07/2023	PLN	3,106		742	0	(21)
	07/2023	RON	20,274		4,402	0	(58)
	07/2023		$2,483	CZK	53,017	0	(51)
	07/2023		3,651	MYR	16,753	0	(41)
	07/2023		2,815	PLN	11,675	57	(3)
	07/2023		732	RON	3,317	0	(3)
	07/2023		2,289	SGD	3,049	0	(33)
	08/2023	COP	61,347,606		$14,400	0	(122)
	08/2023	MXN	2,180		126	0	0
	08/2023		$686	CNH	4,862	0	(15)
	08/2023	ZAR	3,696		$192	0	(3)
	09/2023	IDR	104,152		7	0	0
	09/2023	MXN	100,695		5,768	0	(30)
	09/2023		$617	COP	2,802,624	41	0
	09/2023		5,505	ILS	19,623	0	(196)
	09/2023		7,175	PEN	26,320	37	0
	10/2023	MXN	96,827		$5,168	0	(381)
	10/2023	TRY	10,291		379	0	0
BSH	10/2023	BRL	423,700		79,505	0	(7,577)
	01/2024		68,800		14,023	42	0
CBK	07/2023		7,869		1,633	0	(11)
	07/2023	CAD	675		495	0	(14)
	07/2023	CLP	9,232,021		11,407	0	(95)
	07/2023	EUR	4,471		4,798	0	(81)
	07/2023	ILS	7,944		2,306	161	0
	07/2023	MXN	42,370		2,345	0	(124)
	07/2023	PEN	17,865		4,773	0	(150)
	07/2023	PLN	21,418		5,126	0	(137)
	07/2023	TRY	120,428		5,368	770	0
	07/2023		$1,639	BRL	7,869	4	0
	07/2023		2,100	COP	9,563,393	179	0
	07/2023		7,946	CZK	171,244	0	(91)
	07/2023		2,225	PEN	8,080	2	0
	07/2023		9,032	PHP	492,684	0	(122)
	07/2023		1,008	PLN	4,185	21	0
	07/2023		14,218	RON	64,284	0	(76)
	07/2023		834	UYU	31,293	0	0
	07/2023	UYU	64,467		$1,664	0	(53)
	08/2023	AUD	947		621	0	(10)
	08/2023	BRL	11,857		2,305	0	(159)
	08/2023	COP	5,483,705		1,297	0	(1)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

	08/2023	EGP	15,954		460	0	(41)
	08/2023	PEN	1,016		254	0	(25)
	08/2023		$18,526	CLP	15,157,951	241	0
	08/2023		293	CNH	2,041	0	(11)
	08/2023		1,665	CNY	11,796	0	(32)
	08/2023		9,064	INR	749,903	63	0
	08/2023		200	NOK	2,089	0	(5)
	08/2023		5,509	TWD	168,176	0	(107)
	09/2023	COP	1,365,807		$323	2	0
	09/2023	INR	749,903		9,048	0	(65)
	09/2023	MXN	57,550		3,089	0	(221)
	09/2023	PHP	149,849		2,660	0	(46)
	09/2023		$25,572	IDR	381,624,232	0	(231)
	09/2023		6,010	INR	498,135	43	0
	09/2023		518	KRW	666,674	0	(10)
	09/2023	ZMW	10,153		$576	10	0
	10/2023	CLP	142,245		174	0	(2)
	10/2023		$132	NGN	78,810	0	(34)
	11/2023	ILS	8,560		$2,594	270	0
	11/2023		$2,205	EGP	71,189	0	(152)
	02/2024	EGP	8,534		$227	0	(2)
	02/2024		$656	EGP	22,933	0	(41)
CLY	07/2023		626	SGD	829	0	(13)
	08/2023	CNH	5,694		$803	17	0
	08/2023		$5,132	CNH	35,236	0	(269)
	08/2023		226	NOK	2,370	0	(5)
	09/2023	INR	69,626		$847	1	0
	11/2023	EUR	515	HUF	238,537	115	0
	06/2024		$1,477	TWD	38,002	0	(221)
DUB	07/2023	ILS	20,598		$5,934	373	0
	07/2023	PEN	16,161		4,433	0	(21)
	07/2023		$595	KES	86,489	16	0
	07/2023		2,209	PEN	8,080	18	0
	08/2023		191	ZAR	3,686	4	0
	10/2023		337	NGN	198,798	0	(89)
	11/2023	EGP	39,468		$1,384	245	0
	01/2024	NGN	158,055		257	68	0
	02/2024		$3,712	EGP	129,925	0	(227)
GLM	07/2023	BRL	179,173		$37,496	76	0
	07/2023	COP	6,768,596		1,614	2	(1)
	07/2023	DOP	344,227		5,947	0	(210)
	07/2023	EGP	26,941		847	0	(17)
	07/2023	RON	1,372		304	2	0
	07/2023		$33,585	BRL	179,173	3,834	0
	07/2023		3,837	COP	16,239,647	47	0
	07/2023		803	EGP	26,379	43	0
	07/2023		9,881	MXN	173,765	253	0
	07/2023		93	PLN	390	3	0
	07/2023		274	RON	1,242	0	(1)
	08/2023	CNH	14,613		$2,116	99	0
	08/2023	DOP	175,630		3,117	3	(36)
	08/2023		$38,024	BRL	182,784	33	(71)
	08/2023		718	CNH	5,135	0	(9)
	08/2023		10	CNY	71	0	0
	08/2023		463	DOP	26,621	15	0
	08/2023		88	NOK	934	0	(1)
	09/2023	TRY	53,732		$2,101	100	0
	09/2023		$6,498	THB	224,167	0	(127)
	09/2023		4,316	TWD	131,339	0	(89)
	10/2023	DOP	131,088		$2,337	13	0
	10/2023	NGN	385,968		689	209	0
	11/2023	EGP	39,551		1,384	243	0
	11/2023	EUR	3,559	PLN	15,997	3	0
	11/2023		$212	EGP	6,418	0	(27)
	12/2023	DOP	19,659		$353	8	0
	01/2024	EGP	31,860		847	0	(24)
JPM	07/2023	BRL	6,649		1,380	0	(9)
	07/2023	JPY	39,549		277	3	0
	07/2023	TRY	24,695		947	0	(1)
	07/2023		$1,332	BRL	6,649	56	0
	07/2023		2,318	MXN	40,793	61	0
	07/2023		101	NGN	55,474	0	(29)
	07/2023		590	PHP	32,242	0	(7)
	07/2023		41,885	SGD	55,342	0	(946)
	08/2023	CNH	4,277		$619	29	0
	08/2023	COP	3,194,029		753	0	(6)
	08/2023	HUF	992,097		2,843	0	(28)
	08/2023	MXN	61,581		3,554	0	(15)
	08/2023		$757	BRL	3,705	13	0
	08/2023		12,166	CNY	83,440	0	(614)
	08/2023		266	EGP	8,901	13	0
	08/2023		277	JPY	39,381	0	(2)
	08/2023		192	ZAR	3,517	0	(6)
	08/2023	ZAR	39,878		$2,052	0	(58)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

	09/2023	COP	2,044,202		481	1	0
	09/2023	PEN	5,792		1,573	0	(14)
	09/2023		$2,896	ILS	10,287	0	(113)
	09/2023		1,428	INR	117,480	0	0
	09/2023		115	NGN	68,411	0	(29)
	09/2023		13,441	THB	460,927	0	(343)
	10/2023	BRL	178,200		$35,885	0	(733)
	10/2023	MXN	119,681		6,816	0	(42)
	10/2023		$175	NGN	108,234	0	(41)
	11/2023	HUF	238,754	EUR	515	0	(115)
	12/2023	NGN	92,529		$149	36	0
	12/2023		$179	NGN	113,002	0	(41)
	01/2024		898	EGP	29,550	0	(90)
	02/2024	EGP	12,317		$325	0	(5)
	04/2024	KES	179,807		1,170	0	(17)
	06/2024		$257	IDR	3,855,000	0	(2)
MBC	07/2023	EUR	4,269		$4,587	0	(71)
	07/2023	GBP	4,139		5,124	0	(133)
	07/2023		$1,604	COP	6,801,175	23	0
	07/2023		241	KES	34,919	6	0
	07/2023		1,161	SGD	1,563	0	(5)
	08/2023	HUF	596,771		$1,749	23	0
	08/2023	TWD	28,302		932	23	0
	08/2023		$822	CNH	5,651	0	(42)
	08/2023		1,505	ZAR	29,232	42	0
	09/2023		1,278	INR	105,720	7	0
	09/2023		24,476	KRW	31,213,918	0	(689)
MYI	07/2023	CHF	10		$11	0	0
	07/2023	CZK	14,854		675	0	(6)
	07/2023		$2,372	COP	10,000,000	10	0
	07/2023		1,501	MYR	6,934	2	(9)
	07/2023		683	PLN	2,853	18	0
	08/2023		7,562	TWD	229,621	0	(186)
	08/2023		554	ZAR	10,656	10	0
	09/2023	TRY	18,199		$682	0	(1)
	09/2023		$2,860	IDR	42,682,303	0	(25)
	09/2023		27,412	KRW	35,079,400	0	(679)
	09/2023		6,137	THB	210,101	0	(166)
	10/2023		13	ZAR	245	0	0
	10/2023	ZAR	557		$30	1	0
	01/2024	EGP	27,565		742	0	(12)
	01/2024		$889	EGP	29,887	0	(76)
	02/2024	EGP	8,530		$227	0	(1)
NGF	07/2023		$675	CZK	14,935	10	0
	08/2023	CNH	6,538		$952	50	0
	09/2023	SGD	5,836		4,381	53	0
RBC	07/2023		$4,413	MXN	84,916	539	0
	08/2023		5,869		101,706	26	0
SCX	07/2023	CHF	124		$138	0	(1)
	07/2023	NGN	67,803		129	41	0
	07/2023		$91	KES	13,210	3	0
	07/2023		12,851	MYR	59,063	0	(121)
	07/2023		16	NGN	12,288	0	0
	08/2023	CNH	2,027		$295	15	0
	08/2023	NZD	658		410	7	0
	08/2023		$27,111	CNY	185,085	0	(1,486)
	09/2023		2,600	IDR	39,014,934	0	(9)
	09/2023		65,547	INR	5,434,116	493	0
	09/2023		13,813	THB	476,981	0	(259)
	09/2023		8,848	TWD	269,762	0	(168)
	11/2023		893	EGP	34,876	111	0
	12/2023		626	KES	92,073	2	0
	01/2024		0	EGP	13	0	0
	01/2024		192	NGN	157,824	0	(3)
	01/2024		2,848	ZAR	51,424	0	(167)
	06/2024	KES	96,173		$626	0	(2)
SOG	07/2023		$25,072	PLN	108,008	1,471	0
	07/2023		1,692	SGD	2,239	0	(35)
	08/2023	CNH	9,191		$1,310	41	0
	01/2024		$528	EGP	17,186	0	(58)
SSB	07/2023		11,509	CLP	9,245,256	10	0
	07/2023		2,215	PEN	8,080	11	0
	08/2023	CLP	9,271,957		$11,509	0	(4)
	08/2023	PEN	8,080		2,212	0	(10)
	09/2023	KRW	56,930,101		44,653	1,250	0
	09/2023		$481	BRL	2,439	23	0
	09/2023		41	CLP	33,392	0	0
	11/2023	KRW	30,003,150		$22,248	0	(699)
TOR	07/2023		$510	CAD	675	0	(1)
	07/2023		113	CZK	2,409	0	(2)
	07/2023		3,743	GBP	2,946	0	(2)
	08/2023	CAD	675		$510	1	0
	08/2023	GBP	2,946		3,744	2	0
UAG	07/2023	COP	29,420,227		7,055	12	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

	07/2023		$880	MXN	15,670		34	0
	07/2023		1,294	RON	5,901		11	(7)
	07/2023		25,391	TRY	585,088		0	(3,052)
	08/2023		24	CNH	163		0	(1)
	08/2023		7,055	COP	29,645,994		0	(11)
	08/2023	ZAR	19,538		$1,034		0	0
	09/2023	SGD	1,703		1,275		11	0
	10/2023		$1,311	ZAR	24,082		0	(44)
	11/2023	CZK	93,364	EUR	3,823		0	(71)
	11/2023	ILS	1,893		$547		33	0

Total Forward Foreign Currency Contracts							$19,036	$(27,430)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK		CZK	23.830	11/01/2023	619	$62	$264
GLM	Put - OTC EUR versus HUF		HUF	385.000	11/01/2023	233	31	143
	Put - OTC EUR versus PLN		PLN	4.560	11/01/2023	467	48	365
JPM	Put - OTC EUR versus HUF		HUF	385.000	11/01/2023	468	44	287
MYI	Put - OTC USD versus BRL		BRL	4.820	08/22/2023	6,192	66	115
	Put - OTC USD versus MXN		MXN	18.500	07/25/2023	5,725	144	437
RBC	Put - OTC USD versus CAD		CAD	1.305	07/13/2023	5,726	25	3
UAG	Call - OTC EUR versus USD			$1.140	07/13/2023	5,202	32	0
	Call - OTC USD versus ZAR		ZAR	20.500	10/09/2023	9,016	126	85

							$578	$1,699

STRADDLE OPTIONS
Counterparty	Description			Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value

BOA	Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement			12.600%	12/27/2023	4,000	$0	$1
	Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement			15.050	12/27/2023	4,000	0	4
CBK	Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement			15.100	12/20/2023	12,200	0	2
	Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement			12.600	12/29/2023	3,600	0	0
MYI	Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement			12.600	12/27/2023	5,500	0	2

							$0	$9

Total Purchased Options							$578	$1,708

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC USD versus IDR		IDR	14,950.000	06/06/2024	1,810	$(61)	$(65)
	Put - OTC USD versus IDR			14,950.000	06/06/2024	1,810	(55)	(46)
MYI	Call - OTC USD versus CLP		CLP	850.000	07/18/2023	3,286	(47)	(4)
	Put - OTC USD versus MXN		MXN	17.750	07/25/2023	11,450	(73)	(396)
	Call - OTC USD versus MXN			21.000	03/07/2024	5,542	(124)	(38)

							$(360)	$(549)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	1,100	$(4)	$(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	1,100	(4)	(3)
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	700	(2)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	700	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	200	(1)	(1)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	600	(2)	(2)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	300	(1)	(1)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	100	0	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	1,200	(4)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	1,200	(4)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	1,000	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	1,000	(3)	(5)

$(34)	$(34)

Total Written Options	$(394)	$(583)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(4)
Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Turkey Government International Bond	(1.000)%	Quarterly	06/20/2024	3.119%	$900	$53	$(35)	$18	$0
BPS	Turkey Government International Bond	(1.000)	Quarterly	06/20/2024	3.119	300	17	(11)	6	0
CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2024	3.826	100	6	(2)	4	0
GST	Turkey Government International Bond	(1.000)	Quarterly	06/20/2024	3.119	4,500	211	(123)	88	0

$287	$(171)	$116	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(5)
Swap Agreements, at Value(8)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(6)	Notional Amount(7)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Poland Government International Bond	1.000%	Quarterly	12/20/2023	0.163%	$200	$1	$0	$1	$0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.773	500	(1)	2	1	0
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	3,400	(238)	88	0	(150)
CBK	Petroleos Mexicanos	1.000	Quarterly	06/20/2024	2.999	1,500	(46)	18	0	(28)
GST	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.163	300	1	0	1	0
Poland Government International Bond	1.000	Quarterly	06/20/2024	0.257	1,000	4	3	7	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.596	1,700	(38)	24	0	(14)
State Oil Company of Azerb	5.000	Quarterly	06/20/2026	3.158	200	2	8	10	0

$(315)	$143	$20	$(192)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(9)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Floating rate equal to 6-Month USD-LIBOR plus 0.330% based on the notional amount of currency received	Floating rate equal to 6-Month ARS-LIBOR based on the notional amount of currency delivered	Maturity	05/28/2024	$7,800	ARS	351,546	$7	$7,451	$7,458	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/15/2028	MYR	580	$0	$1	$1	$0
Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028	7,700	2	(13)	0	(11)
GLM	Pay	1-Year BRL-CDI	7.715	Maturity	01/04/2027	BRL	21,000	0	(183)	0	(183)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

	Receive	3-Month MYR-KLIBOR	3.545	Quarterly	05/05/2028	MYR	12,798	0	15	15	0
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(60)	0	(60)
GST	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2028	MYR	3,430	(8)	5	0	(3)
JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2028		40,166	(20)	(16)	0	(36)

								$(26)	$(251)	$16	$(293)

Total Swap Agreements								$(47)	$7,172	$7,610	$(485)

(p)

Securities with an aggregate market value of $16,110 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)		Notional Amount represents the number of contracts.
(2)		Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)		Exercise level and final premium determined on a future date, based upon implied volatility parameters.
(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(8)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(9)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$275	$0	$275
Azerbaijan
Loan Participations and Assignments	0	0	1,828	1,828
Brazil
Corporate Bonds & Notes	0	1,961	179	2,140
Sovereign Issues	0	135,617	0	135,617
Cayman Islands
Asset-Backed Securities	0	3,768	0	3,768
Corporate Bonds & Notes	0	338	0	338
Chile
Sovereign Issues	0	3,539	0	3,539
China
Sovereign Issues	0	1,993	0	1,993
Colombia
Corporate Bonds & Notes	0	2,338	0	2,338
Sovereign Issues	0	55	0	55
Czech Republic
Corporate Bonds & Notes	0	3,068	0	3,068
Sovereign Issues	0	3,226	0	3,226
Dominican Republic
Sovereign Issues	0	13,394	0	13,394
Hungary
Sovereign Issues	0	779	0	779
India
Corporate Bonds & Notes	0	1,158	0	1,158
Indonesia
Sovereign Issues	0	145	0	145
Ireland
Asset-Backed Securities	0	1,541	0	1,541
Israel
Corporate Bonds & Notes	0	1,487	0	1,487
Sovereign Issues	0	12,195	0	12,195
Ivory Coast
Loan Participations and Assignments	0	0	1,617	1,617
Jersey, Channel Islands
Corporate Bonds & Notes	0	2,821	0	2,821
Luxembourg
Corporate Bonds & Notes	0	390	336	726
Malaysia
Sovereign Issues	0	41,035	0	41,035
Mexico
Corporate Bonds & Notes	0	1,375	0	1,375
Sovereign Issues	0	23,840	0	23,840
Netherlands
Corporate Bonds & Notes	0	3,249	0	3,249
Sovereign Issues	0	745	0	745
Peru
Corporate Bonds & Notes	0	3,748	0	3,748
Sovereign Issues	0	11,275	0	11,275
Poland
Sovereign Issues	0	5,653	0	5,653
Qatar
Loan Participations and Assignments	0	0	2,600	2,600
Romania
Sovereign Issues	0	1,960	0	1,960
Russia
Sovereign Issues	0	243	0	243
South Africa
Corporate Bonds & Notes	0	1,874	2,966	4,840
Sovereign Issues	0	8,919	0	8,919
South Korea
Sovereign Issues	0	1,472	0	1,472
Turkey
Loan Participations and Assignments	0	2,646	0	2,646
United Kingdom
Non-Agency Mortgage-Backed Securities	0	3,956	0	3,956
United States
Asset-Backed Securities	0	8,254	8,057	16,311
Common Stocks	0	0	77	77
Corporate Bonds & Notes	0	3,388	0	3,388
Loan Participations and Assignments	0	0	2,560	2,560
Non-Agency Mortgage-Backed Securities	0	5,797	411	6,208
U.S. Government Agencies	0	157	0	157
Uruguay
Sovereign Issues	0	1,630	0	1,630
Zambia
Sovereign Issues	0	777	0	777
Short-Term Instruments
Certificates of Deposit	0	1,458	3,170	4,628
Commercial Paper	0	2,341	0	2,341
Repurchase Agreements	0	232,541	0	232,541
Short-Term Notes	0	66,068	0	66,068

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

Argentina Treasury Bills				0		329		0	329
Hungary Treasury Bills				0		19,405		0	19,405
Israel Treasury Bills				0		54,237		0	54,237
U.S. Treasury Bills				0		19,532		0	19,532

				$0		$717,992		$23,801	$741,793
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$22,553		$0		$0	$22,553

Total Investments				$22,553		$717,992		$23,801	$764,346

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				14		455		0	469
Over the counter				0		28,354		0	28,354

				$14		$28,809		$0	$28,823
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(10)		(505)		0	(515)
Over the counter				0		(28,498)		0	(28,498)

				$(10)		$(29,003)		$0	$(29,013)

Total Financial Derivative Instruments				$4		$(194)		$0	$(190)

Totals				$22,557		$717,798		$23,801	$764,156

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (2)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$2,437	$(609)	$0	0	$0	$0	$0	$1,828	$0
Brazil
Corporate Bonds & Notes	206	0	0	(13)	0	(14)	0	0	179	(14)
Ivory Coast
Loan Participations and Assignments	1,558	0	0	0	0	59	0	0	1,617	59
Luxembourg
Corporate Bonds & Notes	339	0	0	1	0	(4)	0	0	336	(4)
Qatar
Loan Participations and Assignments	2,597	0	0	5	0	(2)	0	0	2,600	(2)
Russia
Sovereign Issues	32	0	0	0	0	211	0	(243)	0	0
South Africa
Corporate Bonds & Notes	3,167	0	0	0	0	(201)	0	0	2,966	(201)
Turkey
Loan Participations and Assignments	2,610	0	0	1	0	35	0	(2,646)	0	0
United States
Asset-Backed Securities	7,134	0	0	0	0	901	22	0	8,057	901
Common Stocks	77	0	0	0	0	0	0	0	77	0
Loan Participations and Assignments	2,518	0	0	0	0	42	0	0	2,560	42
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	411	0	411	0
Short-Term Instruments
Certificates of Deposit	358	3,175	(186)	1	23	(5)	0	(196)	3,170	(5)

	$20,596	$5,612	$(795)	$(5)	$23	$1,022	$433	$(3,085)	$23,801	$776
Financial Derivative Instruments - Liabilities
Over the counter	$(1)	$2	$0	$0	$0	$(1)	$0	$0	$0	$0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2023 (Unaudited)

Totals	$20,595	$5,614	$(795)	$(5)	$23	$1,021	$433	$(3,085)	$23,801	$776

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$1,828	Recent Transaction	Price	97.500	—
Brazil
Corporate Bonds & Notes	179	Indicative Market Quotation	Broker Quote	7.230	—
Ivory Coast
Loan Participations and Assignments	1,617	Indicative Market Quotation	Price	7.123	—
Luxembourg
Corporate Bonds & Notes	336	Discounted Cash Flow	Discount Rate	15.027	—
Qatar
Loan Participations and Assignments	2,600	Third Party Vendor	Broker Quote	100.000	—
South Africa
Corporate Bonds & Notes	2,966	Discounted Cash Flow	Discount Rate	10.259	—
United States
Asset-Backed Securities	8,035	Discounted Cash Flow	Discount Rate	15.690	—
22	Fair Valuation of odd lot positions	Adjustment factor	2.500	—
Common Stocks	77	Comparable Multiple	EBITDA Multiple	X	6.600	—
Loan Participations and Assignments	2,560	Proxy pricing	Base Price	98.000	—
Non-Agency Mortgage-Backed Securities	411	Fair Valuation of odd lot positions	Adjustment factor	2.500	—
Short-Term Instruments
Certificates of Deposit	3,170	Proxy Pricing	Base Price	94.029 - 101.273	99.038

Total	$23,801

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 9.2% ¤
AZERBAIJAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$700	$712

Total Azerbaijan (Cost $740)			712

BRAZIL 6.9%
CORPORATE BONDS & NOTES 0.3%
Vale SA 3.202% due 12/29/2049 ~(e)	BRL	10,800	693

SOVEREIGN ISSUES 6.6%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2023 (d)		31,400	6,353
0.000% due 01/01/2024 (d)		53,300	10,487

			16,840

Total Brazil (Cost $17,505)			17,533

CAYMAN ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
CIFI Holdings Group Co. Ltd. 4.375% due 04/12/2027 ^(b)		$500	58
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(b)		1,500	99
Poinsettia Finance Ltd. 6.625% due 06/17/2031		885	732
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025		900	93
Sunac China Holdings Ltd. 5.950% due 04/26/2024 ^(b)		1,800	270

Total Cayman Islands (Cost $5,564)			1,252

CHINA 0.0%
CORPORATE BONDS & NOTES 0.0%
Yango Justice International Ltd. 7.500% due 02/17/2025 ^(b)		$1,000	9

Total China (Cost $990)			9

COLOMBIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Ecopetrol SA 8.625% due 01/19/2029 (a)		$650	652

Total Colombia (Cost $650)			652

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Periama Holdings LLC 5.950% due 04/19/2026		$200	193

Total India (Cost $207)			193

MACEDONIA 0.2%
SOVEREIGN ISSUES 0.2%
North Macedonia Government International Bond 6.250% due 02/15/2027	EUR	500	558

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Macedonia (Cost $529)			558

NETHERLANDS 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Angola Via Avenir BV
10.163% (US0006M + 4.500%) due 12/07/2023 ~		$170	169
12.772% (US0006M + 7.500%) due 07/03/2023 ~		222	222

Total Netherlands (Cost $390)			391

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond
1.125% due 11/20/2027 ^(b)	EUR	100	51
5.100% due 03/28/2035 ^(b)		$200	89

Total Russia (Cost $197)			140

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (g) 0.2%			579

U.S. TREASURY BILLS 0.6%
5.239% due 09/07/2023 - 09/14/2023 (c)(d)(j)		$1,516	1,501

Total Short-Term Instruments (Cost $2,080)			2,080

Total Investments in Securities (Cost $28,852)			23,520

		SHARES
INVESTMENTS IN AFFILIATES 91.8%
UNITED STATES 87.5%
MUTUAL FUNDS (f) 87.5%
PIMCO Emerging Markets Bond Fund		7,375,597	59,447
PIMCO Emerging Markets Corporate Bond Fund		5,860,781	51,516
PIMCO Emerging Markets Local Currency and Bond Fund		19,437,250	113,708

Total United States (Cost $243,749)			224,671

SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III		1,137,950	11,065

Total Short-Term Instruments (Cost $11,063)			11,065

Total Investments in Affiliates (Cost $254,812)			235,736

Total Investments 101.0% (Cost $283,664)			$259,256
Financial Derivative Instruments (h)(i) (0.7)%(Cost or Premiums, net $(239))			(1,716)
Other Assets and Liabilities, net (0.3)%			(950)

Net Assets 100.0%			$256,590

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$579	U.S. Treasury Notes 4.625% due 06/30/2025	$(591)	$579	$579

Total Repurchase Agreements	$(591)	$579	$579

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2023	117	$13,135	$(101)	$16	$0

Total Futures Contracts	$(101)	$16	$0

Cash of $276 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	07/2023	BRL	50,200	$10,417	$0	$(67)
07/2023	$10,528	BRL	50,200	0	(44)
01/2024	BRL	53,300	$10,866	35	0
BSH	10/2023	31,400	5,892	0	(562)
CBK	07/2023	50,360	10,496	0	(21)
07/2023	$10,450	BRL	50,359	67	0
09/2023	10,379	50,360	21	0
GLM	07/2023	BRL	50,360	$9,443	0	(1,074)
07/2023	$10,430	BRL	50,360	88	0
09/2023	BRL	50,917	$10,430	0	(86)
MBC	08/2023	EUR	572	631	6	0

Total Forward Foreign Currency Contracts	$217	$(1,854)

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	1.668%	$1,300	$(65)	$38	$0	$(27)
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	400	(36)	18	0	(18)
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.163	100	0	1	1	0
BRC	Argentine Republic Government International Bond	5.000	Quarterly	12/20/2023	22.016	600	(114)	70	0	(44)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	100	(9)	5	0	(4)
	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.163	100	1	(1)	0	0
	Poland Government International Bond	1.000	Quarterly	06/20/2024	0.257	500	2	2	4	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.596	800	(18)	11	0	(7)

Total Swap Agreements							$(239)	$144	$5	$(100)

(j)

Securities with an aggregate market value of $1,501 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Azerbaijan
Corporate Bonds & Notes					$0	$712	$0		$712
Brazil
Corporate Bonds & Notes					0	693	0		693
Sovereign Issues					0	16,840	0		16,840
Cayman Islands
Corporate Bonds & Notes					0	1,252	0		1,252
China
Corporate Bonds & Notes					0	9	0		9
Colombia
Corporate Bonds & Notes					0	652	0		652
India
Corporate Bonds & Notes					0	193	0		193
Macedonia
Sovereign Issues					0	558	0		558
Netherlands
Sovereign Issues					0	391	0		391
Russia
Sovereign Issues					0	140	0		140
Short-Term Instruments
Repurchase Agreements					0	579	0		579
U.S. Treasury Bills					0	1,501	0		1,501

					$0	$23,520	$0		$23,520
Investments in Affiliates, at Value
United States
Mutual Funds					$224,671	$0	$0		$224,671
Short-Term Instruments
Central Funds Used for Cash Management Purposes					11,065	0	0		11,065

					$235,736	$0	$0		$235,736

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Investments	$235,736	$23,520	$0	$259,256

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	16	0	16
Over the counter	0	222	0	222

	$0	$238	$0	$238
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,954)	$0	$(1,954)

Total Financial Derivative Instruments	$0	$(1,716)	$0	$(1,716)

Totals	$235,736	$21,804	$0	$257,540

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
AZERBAIJAN 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Project Mercury TBD% due 07/17/2030 «	EUR	3,400	$3,710
State Oil Co. of the Azerbaijan Republic TBD% due 11/26/2024 «		$5,475	5,338
Total Azerbaijan (Cost $9,000)			9,048
BRAZIL 5.4%
CORPORATE BONDS & NOTES 1.3%
Banco BTG Pactual SA 4.500% due 01/10/2025		$300	$290
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (f)(h)		1,580	4
Oi SA 5.358% (BZDIOVRA + 0.000%) due 02/25/2035 «~	BRL	2,500	443
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032		66,297	12,772
Vale SA 3.202% due 12/29/2049 ~(h)		114,743	7,365

			20,874

SOVEREIGN ISSUES 4.1%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2024 (f)		346,700	68,213
Brazil Notas do Tesouro Nacional 10.000% due 01/01/2029		900	184

			68,397

Total Brazil (Cost $98,505)			89,271

CAYMAN ISLANDS 0.9%
ASSET-BACKED SECURITIES 0.6%
LCM Ltd. 6.330% due 04/20/2031 •		$1,750	1,716
Venture CLO Ltd. 6.380% due 04/20/2032 •		4,000	3,939
Vibrant CLO Ltd. 6.460% due 06/20/2029 •		1,905	1,902
Voya CLO Ltd. 6.210% due 04/17/2030 •		2,439	2,422

			9,979

CORPORATE BONDS & NOTES 0.3%
Interoceanica Finance Ltd. 0.000% due 11/30/2025 (f)		295	272
Kaisa Group Holdings Ltd.
9.750% due 09/28/2023 ^(c)		6,700	448
10.500% due 01/15/2025 ^(c)		4,300	288
10.875% due 07/23/2023 ^(c)		1,200	77
11.250% due 04/16/2025 ^(c)		300	20
11.700% due 11/11/2025 ^(c)		4,200	281
Poinsettia Finance Ltd. 6.625% due 06/17/2031		3,275	2,706

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Sunac China Holdings Ltd. 5.950% due 04/26/2024 ^(c)		3,600	540

			4,632

Total Cayman Islands (Cost $25,537)			14,611

CHILE 3.1%
SOVEREIGN ISSUES 3.1%
Bonos de la Tesoreria de la Republica 4.500% due 10/15/2023	CLP	2,526,432	3,115
Bonos de la Tesoreria de la Republica en pesos
5.000% due 10/01/2028		7,540,000	9,262
6.000% due 04/01/2033		28,580,000	37,725
6.000% due 01/01/2043		655,000	905
7.000% due 05/01/2034		510,000	733

Total Chile (Cost $50,039)			51,740

CHINA 5.5%
SOVEREIGN ISSUES 5.5%
China Government International Bond
2.600% due 09/01/2032	CNY	121,630	16,592
2.620% due 09/25/2029		89,800	12,368
2.850% due 06/04/2027		10,400	1,456
3.020% due 05/27/2031		75,700	10,699
3.120% due 10/25/2052		5,900	824
3.250% due 11/22/2028		152,460	21,874
3.270% due 11/19/2030		2,900	419
3.280% due 12/03/2027		110,950	15,878
3.810% due 09/14/2050		76,080	11,862

Total China (Cost $95,354)			91,972

COLOMBIA 3.7%
CORPORATE BONDS & NOTES 0.0%
Empresas Publicas de Medellin ESP 7.625% due 09/10/2024	COP	1,090,000	244

SOVEREIGN ISSUES 3.7%
Colombian TES
2.250% due 04/18/2029 (g)		27,721,329	6,007
3.750% due 02/25/2037 (g)		11,388,033	2,579
4.750% due 04/04/2035 (g)		1,671,638	416
6.250% due 07/09/2036		51,379,400	8,953
7.000% due 03/26/2031		42,058,400	8,506
7.000% due 06/30/2032		29,808,100	5,877
7.250% due 10/18/2034		23,900,600	4,617
7.250% due 10/26/2050		2,400,700	404
7.750% due 09/18/2030		42,878,300	9,161
9.250% due 05/28/2042		16,612,400	3,566
13.250% due 02/09/2033		35,689,800	10,095
Financiera de Desarrollo Territorial SA Findeter 7.875% due 08/12/2024		3,616,000	804

			60,985

Total Colombia (Cost $52,705)			61,229

CZECH REPUBLIC 4.6%
SOVEREIGN ISSUES 4.6%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	746,220	27,362
1.200% due 03/13/2031		377,300	13,810
2.000% due 10/13/2033		180,000	6,699
2.750% due 07/23/2029		187,200	7,830
4.200% due 12/04/2036		168,200	7,609
4.900% due 04/14/2034		12,100	583
5.000% due 09/30/2030		275,400	13,127

Total Czech Republic (Cost $77,645)			77,020

DOMINICAN REPUBLIC 2.7%
SOVEREIGN ISSUES 2.7%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	43,700	830
13.000% due 12/05/2025		990,600	19,310

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Dominican Republic International Bond
9.750% due 06/05/2026		33,000	607
13.625% due 02/03/2033		965,900	21,700
13.625% due 02/10/2034		133,400	3,044

Total Dominican Republic (Cost $37,864)			45,491

HUNGARY 1.7%
SOVEREIGN ISSUES 1.7%
Hungary Government International Bond
4.500% due 03/23/2028	HUF	1,147,800	2,948
4.750% due 11/24/2032		1,659,500	4,128
6.750% due 10/22/2028		7,266,800	20,433

Total Hungary (Cost $25,007)			27,509

INDONESIA 6.2%
SOVEREIGN ISSUES 6.2%
Indonesia Government International Bond
6.375% due 08/15/2028	IDR	43,096,000	2,934
6.375% due 04/15/2032		121,951,000	8,191
6.500% due 02/15/2031		146,146,000	9,858
7.000% due 09/15/2030		273,502,000	18,984
7.000% due 02/15/2033		95,021,000	6,688
7.125% due 06/15/2038		86,770,000	6,145
7.125% due 06/15/2042		32,292,000	2,253
7.125% due 06/15/2043		68,502,000	4,844
7.500% due 06/15/2035		126,249,000	9,128
7.500% due 05/15/2038		91,004,000	6,621
7.500% due 04/15/2040		78,602,000	5,685
8.250% due 05/15/2029		59,147,000	4,348
8.375% due 03/15/2034		147,128,000	11,296
8.750% due 05/15/2031		18,574,000	1,427
9.000% due 03/15/2029		42,064,000	3,202
10.500% due 08/15/2030		22,905,000	1,890

Total Indonesia (Cost $99,883)			103,494

INTERNATIONAL 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Project Mercury TBD% due 07/17/2030 «	EUR	3,400	3,710
State Oil Co. of the Azerbaijan Republic TBD% due 11/26/2024 «		$5,475	5,338

Total International (Cost $9,000)			9,048

IRELAND 0.1%
ASSET-BACKED SECURITIES 0.1%
Carlyle Global Market Strategies Euro CLO DAC 4.073% due 11/15/2031 •	EUR	800	856

Total Ireland (Cost $970)			856

ISRAEL 0.4%
CORPORATE BONDS & NOTES 0.1%
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(i)		$2,400	2,378

SOVEREIGN ISSUES 0.3%
Israel Government International Bond 1.500% due 11/30/2023	ILS	20,700	5,514

Total Israel (Cost $8,430)			7,892

IVORY COAST 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Republic of Cote d'lvoire 7.985% (EUR006M + 5.000%) due 03/19/2027 «~	EUR	3,120	3,319

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Ivory Coast (Cost $3,690)			3,319

JERSEY, CHANNEL ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Corsair International Ltd.
7.772% due 01/28/2027 •	EUR	6,600	7,166
8.122% due 01/28/2029 •		2,600	2,816

Total Jersey, Channel Islands (Cost $10,306)			9,982

LUXEMBOURG 0.1%
		SHARES
COMMON STOCKS 0.0%
Drillco Holding Lux SA «(d)		10,634	204
Drillco Holding Lux SA «(d)(j)		10,272	197

			401

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.1%
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «		341	336
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)		756	448
FORESEA Holding SA 7.500% due 06/15/2030 «		260	231

			1,015

Total Luxembourg (Cost $1,406)			1,416

MALAYSIA 8.8%
SOVEREIGN ISSUES 8.8%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	54,820	10,811
3.582% due 07/15/2032		59,170	12,451
3.757% due 05/22/2040		17,005	3,486
3.800% due 08/17/2023		105,400	22,600
3.828% due 07/05/2034		18,770	3,986
3.885% due 08/15/2029		25,840	5,579
4.065% due 06/15/2050		27,320	5,716
4.254% due 05/31/2035		24,738	5,419
4.504% due 04/30/2029		6,310	1,410
4.696% due 10/15/2042		18,609	4,310
4.762% due 04/07/2037		52,130	12,025
4.893% due 06/08/2038		12,810	3,021
Malaysia Government Investment Issue
3.447% due 07/15/2036		21,810	4,403
3.465% due 10/15/2030		77,420	16,229
4.130% due 07/09/2029		52,450	11,483
4.193% due 10/07/2032		69,911	15,363
4.245% due 09/30/2030		12,150	2,677
4.417% due 09/30/2041		20,364	4,510

Total Malaysia (Cost $148,345)			145,479

MEXICO 9.1%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA de CV «(d)		742,577	0

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 9.1%
Mexico Government International Bond
5.500% due 03/04/2027	MXN	1,049,000	54,408

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

7.000% due 09/03/2026		102,500	5,595
7.500% due 06/03/2027		107,800	5,980
7.500% due 05/26/2033		105,200	5,671
7.750% due 05/29/2031		302,900	16,764
7.750% due 11/23/2034		100,000	5,463
7.750% due 11/13/2042		521,800	27,381
8.000% due 11/07/2047		143,300	7,667
8.000% due 07/31/2053		72,000	3,825
8.500% due 05/31/2029		259,300	14,992
8.500% due 11/18/2038		32,500	1,853
10.000% due 11/20/2036		29,100	1,883

			151,482

Total Mexico (Cost $138,137)			151,482

NETHERLANDS 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Angola Via Avenir BV
10.163% (US0006M + 4.500%) due 12/07/2023 ~		$1,240	1,234
12.772% (US0006M + 7.500%) due 07/03/2023 ~		1,182	1,181

Total Netherlands (Cost $2,416)			2,415

PERU 4.2%
CORPORATE BONDS & NOTES 0.3%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	19,300	5,101

SOVEREIGN ISSUES 3.9%
Fondo MIVIVIENDA SA 7.000% due 02/14/2024		39,400	10,699
Peru Government International Bond
5.350% due 08/12/2040		9,500	2,197
5.400% due 08/12/2034		17,500	4,279
6.150% due 08/12/2032		30,400	8,032
6.900% due 08/12/2037		25,900	7,087
6.950% due 08/12/2031		1,000	281
7.300% due 08/12/2033		110,500	31,451

			64,026

Total Peru (Cost $68,392)			69,127

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	54,000	975

Total Philippines (Cost $1,251)			975

POLAND 5.0%
SOVEREIGN ISSUES 5.0%
Poland Government International Bond
1.250% due 10/25/2030	PLN	12,905	2,367
1.750% due 04/25/2032		17,800	3,200
2.750% due 04/25/2028		217,579	47,257
2.750% due 10/25/2029		70,300	14,769
6.000% due 10/25/2033 (l)		64,900	16,247

Total Poland (Cost $75,536)			83,840

QATAR 0.6%
CORPORATE BONDS & NOTES 0.0%
QNB Finance Ltd. 6.900% due 01/23/2025 «	IDR	100,000	7

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Qatar National Bank QPSC 5.966% due 10/10/2023 «		$9,500	9,500

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Qatar (Cost $9,488)			9,507

ROMANIA 2.6%
SOVEREIGN ISSUES 2.6%
Romania Government International Bond
3.650% due 07/28/2025	RON	26,700	5,581
4.150% due 01/26/2028		68,600	13,664
4.250% due 04/28/2036		56,500	9,700
4.750% due 10/11/2034		27,400	5,089
4.850% due 07/25/2029		36,200	7,255
5.000% due 02/12/2029		10,300	2,091

Total Romania (Cost $46,719)			43,380

RUSSIA 0.3%
SOVEREIGN ISSUES 0.3%
Russia Government International Bond
1.125% due 11/20/2027 ^(c)	EUR	300	154
5.100% due 03/28/2035 ^(c)		$1,200	534
7.700% due 03/23/2033 ^(c)	RUB	889,000	3,576

Total Russia (Cost $12,029)			4,264

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond 4.500% due 08/20/2032	RSD	345,400	2,853

Total Serbia (Cost $3,836)			2,853

SOUTH AFRICA 10.7%
CORPORATE BONDS & NOTES 1.1%
Development Bank of Southern Africa 8.600% due 10/21/2024 «	ZAR	196,700	10,271
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (f)		143,600	3,863
0.000% due 12/31/2032 (f)		363,100	4,101
Transnet SOC Ltd. 10.000% due 03/30/2029		10,500	508

			18,743

SOVEREIGN ISSUES 9.6%
South Africa Government International Bond
6.250% due 03/31/2036		292,400	9,921
6.500% due 02/28/2041		500	16
7.000% due 02/28/2031		259,127	11,025
8.000% due 01/31/2030		226,150	10,621
8.250% due 03/31/2032		282,400	12,625
8.500% due 01/31/2037		456,000	18,536
8.750% due 01/31/2044		425,300	16,580
8.875% due 02/28/2035		99,800	4,346
9.000% due 01/31/2040		379,700	15,517
10.500% due 12/21/2026		1,097,900	60,581

			159,768

Total South Africa (Cost $228,393)			178,511

SOUTH KOREA 0.3%
SOVEREIGN ISSUES 0.3%
Korea National Oil Corp. 4.750% due 04/03/2026		$4,200	4,121

Total South Korea (Cost $4,179)			4,121

SUPRANATIONAL 3.4%
CORPORATE BONDS & NOTES 3.4%
Asian Development Bank 4.700% due 03/12/2024	MXN	34,300	1,895
Asian Infrastructure Investment Bank 4.500% due 11/04/2024	IDR	250,000	16
International Bank for Reconstruction & Development
4.500% due 04/15/2026		307,100,000	19,809
4.600% due 02/09/2026		533,000,000	34,591

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

International Finance Corp. 8.000% due 10/09/2023		3,500,000	235

Total Supranational (Cost $59,130)			56,546

TANZANIA 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 9.048% (EUR006M + 5.400%) due 04/26/2028 ~	EUR	4,000	4,305

Total Tanzania (Cost $4,682)			4,305

THAILAND 5.4%
SOVEREIGN ISSUES 5.4%
Thailand Government International Bond
1.585% due 12/17/2035	THB	30,000	746
2.000% due 06/17/2042		71,760	1,740
2.350% due 06/17/2026		367,246	10,409
2.650% due 06/17/2028		1,367,355	39,165
2.875% due 06/17/2046		23,000	616
3.300% due 06/17/2038		38,640	1,148
3.350% due 06/17/2033		200,550	6,039
3.390% due 06/17/2037		44,800	1,347
3.400% due 06/17/2036		245,433	7,383
3.450% due 06/17/2043		375,894	11,252
3.775% due 06/25/2032		68,960	2,148
4.875% due 06/22/2029		221,118	7,090

Total Thailand (Cost $89,686)			89,083

TURKEY 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
SOCAR Turkey Enerji AS 6.553% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	7,300	7,727

Total Turkey (Cost $8,583)			7,727

UNITED ARAB EMIRATES 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
NMC Opco Ltd. 11.255% (LIBOR03M + 6.000%) due 03/25/2027 «~	AED	32,858	9,035

Total United Arab Emirates (Cost $9,092)			9,035

UNITED KINGDOM 0.4%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canada Square Funding PLC 5.316% due 01/17/2059 •	GBP	1,741	2,199
Polaris PLC 6.154% due 05/27/2057 •		276	350
Rochester Financing PLC 5.602% due 12/18/2044 •		1,574	1,975
Stratton Mortgage Funding PLC 5.447% due 03/12/2052		440	557
Tower Bridge Funding PLC 5.629% due 12/20/2063 •		1,215	1,536
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (f)		0	710

Total United Kingdom (Cost $6,456)			7,327

UNITED STATES 6.9%
ASSET-BACKED SECURITIES 4.5%
ACE Securities Corp. Home Equity Loan Trust 6.170% due 04/25/2035 •		$1,215	1,165
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.125% due 07/25/2035 •		1,800	1,677
Bear Stearns Asset-Backed Securities Trust
5.183% due 03/25/2034 •		511	503
5.990% due 08/25/2036 •		1,096	1,061
Countrywide Asset-Backed Certificates Trust 5.735% due 06/25/2036 •		3,500	3,310
Credit-Based Asset Servicing & Securitization LLC
2.859% due 01/25/2036 ^þ		1,793	1,435
2.927% due 08/25/2035 •		1,586	1,412
5.270% due 07/25/2037 •		11	7

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

6.425% due 03/25/2046 •	4,631	4,506
Fieldstone Mortgage Investment Trust 5.530% due 05/25/2036 •	1,625	1,117
First Franklin Mortgage Loan Trust
5.450% due 08/25/2036 •	6,538	5,954
5.460% due 10/25/2036 •	2,000	1,606
GSAMP Trust
5.240% due 01/25/2037 •	970	568
5.450% due 12/25/2036 •	1,310	1,240
5.975% due 05/25/2034 •	2,297	2,059
Home Equity Mortgage Loan Asset-Backed Trust 5.630% due 08/25/2036 •	1,300	1,139
JP Morgan Mortgage Acquisition Corp. 5.735% due 05/25/2035 •	2,368	2,314
JP Morgan Mortgage Acquisition Trust 5.420% due 07/25/2036 •	3,572	3,010
Lehman XS Trust 5.058% due 01/25/2036 ^þ	3,183	2,956
Merrill Lynch Mortgage Investors Trust 5.900% due 09/25/2035 •	1,894	1,788
Morgan Stanley ABS Capital, Inc. Trust 6.080% due 07/25/2035 •	2,483	2,386
Morgan Stanley Mortgage Loan Trust
5.630% due 12/25/2036 •	3,293	1,310
6.869% due 11/25/2036 ^•	223	84
New Century Home Equity Loan Trust
5.310% due 08/25/2036 •	1,505	1,440
5.795% due 12/25/2035 •	6,000	5,664
NovaStar Mortgage Funding Trust 5.900% due 06/25/2034 •	4,407	4,198
OneMain Financial Issuance Trust 4.130% due 05/14/2035	7,300	6,983
Option One Mortgage Loan Trust 5.370% due 04/25/2037 •	396	281
Residential Asset Mortgage Products Trust 6.305% due 02/25/2035 •	1,591	1,551
Saxon Asset Securities Trust 5.550% due 09/25/2047 •	3,640	3,331
Structured Asset Securities Corp. Mortgage Loan Trust 5.370% due 10/25/2037 •	5,473	3,519
WaMu Asset-Backed Certificates WaMu Trust 5.390% due 05/25/2037 •	4,900	4,055
Wells Fargo Home Equity Asset-Backed Securities Trust 5.790% due 03/25/2037 •	2,000	1,753

		75,382

	SHARES
COMMON STOCKS 0.0%
Constellation Oil 'B' «(d)(j)	823,266	89

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.1%
Rio Oil Finance Trust
9.250% due 07/06/2024	1,217	1,229
9.750% due 01/06/2027	396	409

		1,638

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Ecopetrol SA TBD% due 08/17/2024 «µ	7,700	7,581

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	472	410
Angel Oak Mortgage Trust 0.909% due 01/25/2066 ~	3,708	3,063
Banc of America Funding Trust 2.372% due 03/20/2036 «~	11	10
BCAP LLC Trust
3.676% due 05/26/2037 ~	2,273	2,049
5.490% due 01/25/2037 ^•	175	161
Bear Stearns Adjustable Rate Mortgage Trust
4.033% due 01/25/2035 ~	3	3
4.524% due 02/25/2036 ^~	36	33
Bear Stearns ALT-A Trust
3.744% due 04/25/2037 ~	7,129	5,327

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

3.932% due 08/25/2036 ^~	278	193
Citigroup Mortgage Loan Trust
3.974% due 09/25/2037 ^~	2,880	2,529
4.132% due 07/25/2046 ^~	26	24
4.321% due 03/25/2034 ~	6	6
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	50	43
Countrywide Alternative Loan Trust 5.430% due 04/25/2047 •	5,803	5,170
Countrywide Home Loan Mortgage Pass-Through Trust 3.611% due 09/25/2047 ^~	16	14
Countrywide Home Loan Reperforming REMIC Trust 5.590% due 11/25/2034 •	199	187
GreenPoint Mortgage Funding Trust 5.590% due 06/25/2045 •	75	70
GSMPS Mortgage Loan Trust 5.500% due 01/25/2036 •	210	171
GSR Mortgage Loan Trust 3.957% due 11/25/2035 ^~	57	33
HarborView Mortgage Loan Trust
4.688% due 08/19/2036 ^«~	3	3
5.537% due 01/19/2038 •	3,778	3,498
5.976% due 10/19/2035 •	312	176
Impac CMB Trust
5.730% due 01/25/2033 «þ	338	322
5.790% due 03/25/2035 •	83	76
IndyMac INDX Mortgage Loan Trust
5.510% due 02/25/2037 ^•	314	279
5.510% due 02/25/2037 •	616	594
5.790% due 07/25/2045 •	112	88
JP Morgan Mortgage Trust 4.440% due 06/25/2036 ^«~	203	142
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	275	259
Luminent Mortgage Trust 5.510% due 12/25/2036 ^•	13	12
Morgan Stanley Mortgage Loan Trust 6.115% due 06/25/2036 ~	8	7
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.340% due 06/25/2036 þ	8,191	2,300
Residential Accredit Loans, Inc. Trust
4.398% due 10/25/2037 ~	887	787
5.328% due 02/25/2036 ^~	94	76
Residential Asset Securitization Trust 5.550% due 01/25/2046 ^•	130	40
Sequoia Mortgage Trust 3.271% due 01/20/2047 ^~	18	12
Structured Adjustable Rate Mortgage Loan Trust
4.387% due 03/25/2036 ^~	41	30
5.376% due 01/25/2035 ^•	31	26
Structured Asset Mortgage Investments Trust 5.300% due 02/25/2037 •	1,084	978
TBW Mortgage-Backed Trust 6.540% due 01/25/2037 ^þ	1,307	319
Thornburg Mortgage Securities Trust 7.151% due 06/25/2047 ^•	321	272
WaMu Mortgage Pass-Through Certificates Trust
3.168% due 01/25/2037 ^~	45	38
3.528% due 12/25/2036 ^~	29	26
3.754% due 09/25/2036 ^~	38	33
5.520% due 05/25/2034 •	216	192
Wells Fargo Mortgage-Backed Securities Trust 4.478% due 10/25/2036 ~	513	477

		30,558

U.S. GOVERNMENT AGENCIES 0.0%
Uniform Mortgage-Backed Security 4.000% due 02/01/2049	25	23

	SHARES
WARRANTS 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(j)	1	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total United States (Cost $123,137)			115,271

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Uruguay Government International Bond
3.700% due 06/26/2037 (g)	UYU	119,253	3,295
3.875% due 07/02/2040 (g)(l)		200,435	5,631

Total Uruguay (Cost $8,692)			8,926

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond 13.000% due 01/25/2031	ZMW	113,400	3,813

Total Zambia (Cost $3,168)			3,813

SHORT-TERM INSTRUMENTS 4.1%
CERTIFICATES OF DEPOSIT 0.8%
Banco Bilbao Vizcaya Argentaria Colombia SA
5.869% due 07/15/2024 «	COP	8,573,000	1,931
14.540% due 01/13/2024		5,111,000	1,214
16.412% due 04/25/2024		183,000	43
Banco Davivienda SA
13.501% due 12/13/2024 «		7,383,000	1,769
15.389% due 02/21/2024		2,550,000	620
Bancolombia SA
5.917% due 01/27/2024		11,855,500	2,736
13.320% due 06/08/2025 «		3,838,000	923
13.637% due 12/14/2024 «		10,200,000	2,459
16.137% due 09/01/2024 «		4,128,000	1,001

			12,696

COMMERCIAL PAPER 0.5%
Amcor Flexibles North America, Inc. 5.430% due 07/13/2023		$250	250
Constellation Brands, Inc.
5.600% due 07/11/2023		325	324
5.610% due 07/11/2023		225	225
Duke Energy Corp. 5.400% due 07/10/2023		600	599
Electricite de France SA
5.510% due 08/03/2023		1,200	1,194
5.510% due 08/04/2023		1,200	1,193
Enbridge (US), Inc.
5.440% due 07/20/2023		2,000	1,994
5.480% due 07/17/2023		350	349
Enel Finance America LLC 5.450% due 07/24/2023		1,000	996
Mondelez International, Inc. 5.370% due 07/24/2023		1,250	1,246
National Grid North America, Inc. 5.450% due 07/13/2023		400	399
Raytheon Technologies Corp. 5.450% due 07/12/2023		250	250

			9,019

REPURCHASE AGREEMENTS (k) 1.1%			17,784

U.S. TREASURY BILLS 1.7%
5.274% due 08/10/2023 - 09/14/2023 (a)(e)(f)(o)		28,694	28,460

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $67,451)		67,959

Total Investments in Securities (Cost $1,715,139)		1,660,796

	SHARES
INVESTMENTS IN AFFILIATES 10.9%
SHORT-TERM INSTRUMENTS 10.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.9%
PIMCO Short Asset Portfolio	3,196,589	30,799
PIMCO Short-Term Floating NAV Portfolio III	15,390,375	149,641

Total Short-Term Instruments (Cost $181,634)		180,440

Total Investments in Affiliates (Cost $181,634)		180,440

Total Investments 110.8% (Cost $1,896,773)		$1,841,236
Financial Derivative Instruments (m)(n) 0.4%(Cost or Premiums, net $(4,837))		7,357
Other Assets and Liabilities, net (11.2)%		(187,483)

Net Assets 100.0%		$1,661,110

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$89	$89	0.01%
Constellation Oil Class 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Drillco Holding Lux SA	06/08/2023	206	197	0.01

$295	$286	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$17,784	U.S. Treasury Notes 4.625% due 06/30/2025	$(18,140)	$17,784	$17,785

Total Repurchase Agreements	$(18,140)	$17,784	$17,785

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	7.000%	12/09/2022	TBD(3)	PLN	(38,812)	$(9,905)
7.050	03/03/2023	TBD(3)	(54,522)	(13,713)
BRC	3.250	10/04/2022	TBD(3)	(11,014)	(2,839)
3.250	06/26/2023	TBD(3)	(182,028)	(44,830)
7.000	07/06/2023	07/05/2025	(83,661)	(20,576)
8.750	03/03/2023	TBD(3)	ZAR	(653,248)	(35,678)
8.750	03/17/2023	TBD(3)	(116,984)	(6,370)
8.750	03/17/2023	TBD(3)	(365,184)	(19,886)
8.750	05/23/2023	TBD(3)	(79,909)	(4,287)
8.750	06/14/2023	TBD(3)	(283)	(15)
JML	4.700	06/30/2023	07/06/2023	$(5,429)	(5,431)
MBC	8.750	06/15/2023	07/06/2023	ZAR	(428,890)	(22,888)
8.750	07/04/2023	TBD(3)	(847,690)	(45,039)
8.850	02/21/2023	07/04/2023	(382,783)	(20,934)
8.850	02/24/2023	07/04/2023	(95,288)	(5,208)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

8.850	03/02/2023	07/04/2023	(102,475)	(5,595)
8.850	03/23/2023	07/04/2023	(192,564)	(10,477)
8.850	04/05/2023	07/04/2023	(27,397)	(1,486)
8.850	06/15/2023	07/04/2023	(64,582)	(3,448)

Total Reverse Repurchase Agreements	$(278,605)

(l)	Securities with an aggregate market value of $218,127 and cash of $4,403 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(257,058) at a weighted average interest rate of 7.876%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	13	$13	$(3)	$(3)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	13	13	(2)	(3)

Total Written Options	$(5)	$(6)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	34	$4,962	$(47)	$4	$(35)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2023	77	$(9,722)	$127	$42	$0
U.S. Treasury 10-Year Note September Futures	09/2023	52	(5,838)	103	0	(7)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	1	(136)	(2)	0	(1)

$228	$42	$(8)

Total Futures Contracts	$181	$46	$(43)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2023	0.840%	EUR	1,100	$1	$0	$1	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2023	0.378	$1,100	8	(4)	4	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.680	100	(1)	2	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.743	4,900	(19)	61	42	3	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.789	200	(4)	6	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.276	1,700	(81)	87	6	0	0

$(96)	$152	$56	$3	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day INR-MIBOR Compounded-OIS	6.750%	Semi-Annual	03/15/2028	INR	2,264,484	$96	$408	$504	$0	$(51)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032	1,841,470	1,158	(919)	239	65	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/15/2028	SGD	3,000	(33)	(30)	(63)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		$49,200	(207)	1,680	1,473	0	(18)
Pay	1-Year BRL-CDI	5.680	Maturity	01/02/2024	BRL	233,950	(414)	(4,042)	(4,456)	11	0
Receive	1-Year BRL-CDI	12.350	Maturity	07/01/2024		206,200	0	(108)	(108)	0	(30)
Receive	1-Year BRL-CDI	12.490	Maturity	07/01/2024		224,500	0	(179)	(179)	0	(32)
Pay	1-Year BRL-CDI	12.595	Maturity	07/01/2024		184,300	0	204	204	27	0
Pay	1-Year BRL-CDI	13.080	Maturity	07/01/2024		453,800	0	902	902	66	0
Pay	1-Year BRL-CDI	6.710	Maturity	01/02/2025		116,700	(103)	(1,534)	(1,637)	24	0
Receive	1-Year BRL-CDI	7.170	Maturity	01/02/2025		20,700	0	433	433	0	(4)
Pay	1-Year BRL-CDI	7.480	Maturity	01/02/2025		113,000	8	(721)	(713)	25	0
Pay	1-Year BRL-CDI	11.315	Maturity	01/02/2025		168,900	0	(418)	(418)	39	0
Pay	1-Year BRL-CDI	11.845	Maturity	01/02/2025		27,370	0	20	20	7	0
Pay	1-Year BRL-CDI	12.105	Maturity	01/02/2025		157,700	0	126	126	37	0
Receive	1-Year BRL-CDI	12.740	Maturity	01/02/2025		45,500	0	(186)	(186)	0	(11)
Receive	1-Year BRL-CDI	12.850	Maturity	01/02/2025		163,900	63	(699)	(636)	0	(40)
Receive	1-Year BRL-CDI	11.244	Maturity	01/02/2026		124,900	0	(500)	(500)	0	(70)
Pay	1-Year BRL-CDI	11.420	Maturity	01/02/2026		142,100	0	649	649	80	0
Pay	1-Year BRL-CDI	6.140	Maturity	01/04/2027		245,300	(2,299)	(4,767)	(7,066)	184	0
Pay	1-Year BRL-CDI	6.450	Maturity	01/04/2027		114,200	(954)	(1,931)	(2,885)	87	0
Pay	1-Year BRL-CDI	6.950	Maturity	01/04/2027		13,000	5	(236)	(231)	10	0
Pay	1-Year BRL-CDI	8.640	Maturity	01/04/2027		131,800	443	(220)	223	110	0
Pay	1-Year BRL-CDI	10.040	Maturity	01/04/2027		214,200	0	54	54	54	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		174,600	0	387	387	146	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		6,090	0	7	7	5	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/04/2027		148,000	(1,054)	1,289	235	124	0
Pay	1-Year BRL-CDI	11.405	Maturity	01/02/2029		8,200	17	37	54	10	0
Receive	1-Year BRL-CDI	12.533	Maturity	01/02/2029		64,300	0	(846)	(846)	0	(82)
Pay	1-Year BRL-CDI	12.684	Maturity	01/02/2029		74,700	0	1,046	1,046	95	0
Pay	1-Year BRL-CDI	12.746	Maturity	01/02/2029		82,000	0	1,177	1,177	105	0
Receive	1-Year BRL-CDI	13.218	Maturity	01/02/2029		177,800	0	(3,028)	(3,028)	0	(229)
Pay	3-Month CNY-CNREPOFIX	1.955	Quarterly	09/16/2025	CNY	39,770	(73)	54	(19)	5	0
Pay	3-Month CNY-CNREPOFIX	2.620	Quarterly	12/16/2025		41,900	15	51	66	6	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027		186,830	84	108	192	37	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		78,850	(290)	238	(52)	20	0
Pay(5)	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/20/2028		94,330	196	(6)	190	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	7.560	Quarterly	02/14/2024	COP	31,716,300	0	247	247	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	10.500	Quarterly	03/21/2025		17,290,500	0	54	54	6	0
Pay	3-Month COP-IBR Compounded-OIS	11.659	Quarterly	11/15/2025		62,945,740	584	322	906	29	0
Receive	3-Month COP-IBR Compounded-OIS	6.640	Quarterly	01/11/2027		40,571,200	0	520	520	0	(36)
Receive	3-Month COP-IBR Compounded-OIS	6.705	Quarterly	01/11/2027		36,319,600	0	447	447	0	(32)
Receive	3-Month COP-IBR Compounded-OIS	7.040	Quarterly	01/25/2027		6,295,500	0	58	58	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	7.130	Quarterly	01/31/2027		17,136,000	0	144	144	0	(16)
Receive	3-Month COP-IBR Compounded-OIS	7.140	Quarterly	02/01/2027		32,209,700	0	263	263	0	(30)
Receive	3-Month COP-IBR Compounded-OIS	7.080	Quarterly	02/02/2027		9,409,900	0	81	81	0	(9)
Pay	3-Month COP-IBR Compounded-OIS	7.585	Quarterly	02/14/2027		37,305,000	0	(158)	(158)	36	0
Pay	3-Month COP-IBR Compounded-OIS	8.200	Quarterly	03/11/2027		44,051,000	0	66	66	45	0
Pay	3-Month COP-IBR Compounded-OIS	8.240	Quarterly	03/15/2027		17,281,500	0	33	33	18	0
Pay	3-Month COP-IBR Compounded-OIS	8.560	Quarterly	03/30/2027		4,965,500	0	24	24	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.686	Quarterly	03/30/2027		29,556,300	0	172	172	31	0
Pay	3-Month COP-IBR Compounded-OIS	8.320	Quarterly	03/31/2027		11,455,000	0	35	35	12	0
Receive	3-Month COP-IBR Compounded-OIS	7.890	Quarterly	04/08/2027		22,333,800	0	57	57	0	(23)
Receive	3-Month COP-IBR Compounded-OIS	7.913	Quarterly	04/08/2027		34,375,800	0	82	82	0	(35)
Receive	3-Month COP-IBR Compounded-OIS	7.940	Quarterly	04/08/2027		17,303,300	0	37	37	0	(18)
Pay	3-Month COP-IBR Compounded-OIS	5.175	Quarterly	05/28/2027		7,181,000	0	(161)	(161)	7	0
Pay	3-Month COP-IBR Compounded-OIS	9.920	Quarterly	09/13/2027		220,000	0	4	4	0	0
Pay	3-Month COP-IBR Compounded-OIS	10.420	Quarterly	12/02/2027		18,025,300	0	417	417	22	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	10.130	Quarterly	01/25/2028		12,838,200	0	268	268	15	0
Pay	3-Month COP-IBR Compounded-OIS	8.305	Quarterly	04/28/2028		15,719,000	0	94	94	17	0
Pay	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	04/28/2028		121,766,000	0	1,563	1,563	137	0
Pay	3-Month COP-IBR Compounded-OIS	5.260	Quarterly	05/05/2028		18,900,000	0	(465)	(465)	18	0
Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		25,265,800	0	(279)	(279)	0	(28)
Pay	3-Month COP-IBR Compounded-OIS	8.390	Quarterly	06/13/2028		8,273,100	0	59	59	9	0
Receive	3-Month COP-IBR Compounded-OIS	7.380	Quarterly	01/21/2029		9,663,000	0	34	34	0	(13)
Pay	3-Month COP-IBR Compounded-OIS	8.190	Quarterly	06/13/2029		22,751,200	0	176	176	35	0
Pay	3-Month COP-IBR Compounded-OIS	9.970	Quarterly	11/17/2029		84,600	0	2	2	0	0
Receive	3-Month COP-IBR Compounded-OIS	10.400	Quarterly	11/21/2029		5,028,900	0	(172)	(172)	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	9.370	Quarterly	03/17/2030		11,427,000	0	(269)	(269)	0	(19)
Receive	3-Month COP-IBR Compounded-OIS	9.423	Quarterly	03/17/2030		33,814,500	0	(818)	(818)	0	(57)
Receive	3-Month COP-IBR Compounded-OIS	9.393	Quarterly	03/21/2030		26,668,200	0	(637)	(637)	0	(45)
Receive	3-Month COP-IBR Compounded-OIS	9.130	Quarterly	03/23/2030		28,284,100	0	(587)	(587)	0	(47)
Receive	3-Month COP-IBR Compounded-OIS	8.940	Quarterly	03/24/2030		41,678,000	0	(771)	(771)	0	(69)
Pay	3-Month COP-IBR Compounded-OIS	8.495	Quarterly	04/27/2030		46,476,000	0	542	542	76	0
Pay	3-Month COP-IBR Compounded-OIS	9.040	Quarterly	05/05/2030		10,916,900	0	205	205	18	0
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,066	535	1,601	0	(46)
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	0	629	629	0	(18)
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031		25,411,800	0	496	496	0	(39)
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031		19,036,350	0	(519)	(519)	0	(35)
Receive	3-Month COP-IBR Compounded-OIS	5.805	Quarterly	08/02/2031		7,024,000	0	172	172	0	(12)
Pay	3-Month COP-IBR Compounded-OIS	6.630	Quarterly	10/07/2031		3,234,000	0	(44)	(44)	6	0
Pay	3-Month COP-IBR Compounded-OIS	6.660	Quarterly	10/07/2031		1,600,000	0	(21)	(21)	3	0
Pay	3-Month COP-IBR Compounded-OIS	6.690	Quarterly	10/07/2031		1,600,000	0	(20)	(20)	3	0
Pay	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		5,160,300	0	165	165	12	0
Pay	3-Month COP-IBR Compounded-OIS	8.670	Quarterly	05/15/2033		1,248,950	0	24	24	3	0
Receive	3-Month ILS-TELBOR	3.210	Annual	06/17/2025	ILS	30,400	(75)	257	182	19	0
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028		18,400	44	(12)	32	23	0
Pay	3-Month KRW-KORIBOR	2.665	Quarterly	03/15/2028	KRW	9,602,900	(212)	(63)	(275)	0	(19)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2033		49,523,601	(104)	(438)	(542)	0	(143)
Pay	3-Month PLN-WIBOR	5.520	Annual	03/20/2026	PLN	77,000	0	(25)	(25)	34	0
Pay	3-Month PLN-WIBOR	5.620	Annual	03/21/2026		82,600	0	32	32	37	0
Pay	3-Month PLN-WIBOR	5.430	Annual	03/16/2028		12,400	18	19	37	8	0
Receive	3-Month PLN-WIBOR	5.220	Annual	03/20/2033		20,100	0	(46)	(46)	0	(14)
Receive	3-Month PLN-WIBOR	5.310	Annual	03/21/2033		29,200	0	(118)	(118)	0	(20)
Pay	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	2,451,130	(633)	14	(619)	0	(30)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	229,900	(254)	215	(39)	0	(1)
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		31,400	8	(13)	(5)	0	0
Pay	3-Month ZAR-JIBAR	5.255	Quarterly	07/09/2025		162,400	9	(572)	(563)	0	(7)
Receive	3-Month ZAR-JIBAR	6.200	Quarterly	03/08/2026		143,000	(36)	454	418	10	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		162,400	28	(661)	(633)	0	(15)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		55,200	0	(221)	(221)	0	(5)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	179	(909)	(730)	0	(28)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		103,200	0	239	239	12	0
Receive	3-Month ZAR-JIBAR	7.210	Quarterly	04/22/2027		79,300	0	183	183	10	0
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		63,800	21	63	84	0	(7)
Receive	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		14,200	3	29	32	2	0
Pay	3-Month ZAR-JIBAR	8.830	Quarterly	02/23/2030		64,600	0	(36)	(36)	0	(9)
Pay	3-Month ZAR-JIBAR	10.150	Quarterly	05/18/2033		94,400	0	197	197	0	(9)
Receive	6-Month CLP-CHILIBOR	5.550	Semi-Annual	06/05/2028	CLP	8,243,800	0	(83)	(83)	1	0
Receive	6-Month CLP-CHILIBOR	3.990	Semi-Annual	07/06/2028		2,465,000	0	280	280	0	(3)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	6-Month CLP-CHILIBOR	4.000	Semi-Annual	07/06/2028	1,304,000	0	145	145	0	(2)
Receive	6-Month CLP-CHILIBOR	3.725	Semi-Annual	07/19/2028	1,002,700	(3)	129	126	0	(3)
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028	7,185,000	0	914	914	0	(4)
Receive	6-Month CLP-CHILIBOR	3.920	Semi-Annual	08/06/2028	3,077,800	0	338	338	0	(4)
Pay	6-Month CLP-CHILIBOR	5.015	Semi-Annual	09/13/2028	445,700	0	(15)	(15)	0	0
Receive	6-Month CLP-CHILIBOR	4.170	Semi-Annual	10/01/2028	2,116,730	0	173	173	0	(1)
Receive(5)	6-Month CLP-CHILIBOR	5.175	Semi-Annual	10/01/2028	13,665,500	0	10	10	10	0
Receive	6-Month CLP-CHILIBOR	5.180	Semi-Annual	10/01/2028	1,210,000	0	23	23	0	(1)
Receive(5)	6-Month CLP-CHILIBOR	5.220	Semi-Annual	10/01/2028	2,906,700	0	(4)	(4)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.250	Semi-Annual	10/01/2028	5,585,800	0	99	99	0	0
Receive	6-Month CLP-CHILIBOR	5.370	Semi-Annual	10/01/2028	1,458,500	0	11	11	0	(1)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	10/01/2028	2,538,000	0	23	23	0	(1)
Receive	6-Month CLP-CHILIBOR	5.420	Semi-Annual	10/01/2028	5,600,000	0	41	41	0	0
Receive	6-Month CLP-CHILIBOR	5.460	Semi-Annual	10/01/2028	13,343,700	0	66	66	1	0
Pay	6-Month CLP-CHILIBOR	5.550	Semi-Annual	10/01/2028	13,500,000	0	120	120	1	0
Receive	6-Month CLP-CHILIBOR	5.570	Semi-Annual	10/01/2028	760,000	0	(3)	(3)	0	0
Receive	6-Month CLP-CHILIBOR	5.680	Semi-Annual	10/01/2028	2,190,300	0	(24)	(24)	0	(1)
Pay	6-Month CLP-CHILIBOR	6.250	Semi-Annual	10/01/2028	1,834,200	0	78	78	1	0
Receive	6-Month CLP-CHILIBOR	6.470	Semi-Annual	10/01/2028	5,600,000	0	(315)	(315)	0	0
Receive	6-Month CLP-CHILIBOR	6.580	Semi-Annual	10/01/2028	2,981,000	0	(194)	(194)	0	(2)
Receive	6-Month CLP-CHILIBOR	6.640	Semi-Annual	10/01/2028	1,272,000	0	(88)	(88)	0	(1)
Receive	6-Month CLP-CHILIBOR	6.650	Semi-Annual	10/01/2028	2,468,000	0	(171)	(171)	0	(2)
Pay	6-Month CLP-CHILIBOR	7.160	Semi-Annual	10/01/2028	2,363,700	0	236	236	1	0
Pay	6-Month CLP-CHILIBOR	7.195	Semi-Annual	10/01/2028	1,313,200	0	134	134	1	0
Pay	6-Month CLP-CHILIBOR	6.010	Semi-Annual	02/16/2029	3,133,000	0	88	88	6	0
Pay	6-Month CLP-CHILIBOR	5.990	Semi-Annual	03/02/2029	1,621,000	0	43	43	3	0
Pay	6-Month CLP-CHILIBOR	6.020	Semi-Annual	03/02/2029	935,600	0	30	30	2	0
Pay	6-Month CLP-CHILIBOR	6.420	Semi-Annual	03/24/2029	700,000	0	44	44	1	0
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029	10,154,000	0	799	799	11	0
Receive	6-Month CLP-CHILIBOR	3.215	Semi-Annual	01/14/2030	9,917,400	0	1,781	1,781	0	(11)
Pay	6-Month CLP-CHILIBOR	3.120	Semi-Annual	02/05/2030	1,423,000	0	(252)	(252)	3	0
Pay	6-Month CLP-CHILIBOR	2.080	Semi-Annual	06/01/2030	2,187,000	0	(504)	(504)	1	0
Pay	6-Month CLP-CHILIBOR	2.110	Semi-Annual	06/01/2030	825,000	0	(187)	(187)	1	0
Pay	6-Month CLP-CHILIBOR	6.670	Semi-Annual	06/14/2030	2,733,000	0	309	309	5	0
Receive	6-Month CLP-CHILIBOR	4.410	Semi-Annual	09/01/2030	1,386,850	0	113	113	0	(4)
Receive	6-Month CLP-CHILIBOR	5.240	Semi-Annual	09/01/2030	1,976,000	0	22	22	0	(5)
Receive	6-Month CLP-CHILIBOR	5.470	Semi-Annual	09/01/2030	255,800	0	(2)	(2)	0	(1)
Pay	6-Month CLP-CHILIBOR	6.110	Semi-Annual	09/01/2030	2,282,900	0	132	132	6	0
Receive	6-Month CLP-CHILIBOR	5.890	Semi-Annual	03/17/2032	2,167,200	0	(121)	(121)	0	(4)
Receive	6-Month CLP-CHILIBOR	6.100	Semi-Annual	04/01/2032	1,390,000	0	(109)	(109)	0	(2)
Receive	6-Month CLP-CHILIBOR	6.115	Semi-Annual	04/01/2032	1,445,000	0	(116)	(116)	0	(2)
Pay	6-Month CLP-CHILIBOR	6.550	Semi-Annual	06/15/2032	2,999,300	0	401	401	4	0
Pay	6-Month CLP-CHILIBOR	6.590	Semi-Annual	06/16/2032	1,690,400	0	236	236	2	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	6-Month CLP-CHILIBOR	6.610	Semi-Annual	06/17/2032		2,451,300	0	340	340	4	0
Receive	6-Month CLP-CHILIBOR	5.030	Semi-Annual	03/20/2033		2,281,400	0	53	53	0	(7)
Receive	6-Month CLP-CHILIBOR	5.300	Semi-Annual	05/18/2033		2,842,000	0	(41)	(41)	0	(9)
Receive	6-Month CLP-CHILIBOR	5.360	Semi-Annual	05/18/2033		1,393,000	0	(31)	(31)	0	(4)
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	1,401,000	388	(206)	182	0	(274)
Receive	6-Month HUF-BBR	13.550	Annual	12/12/2024	HUF	3,983,900	0	(984)	(984)	26	0
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025		4,421,600	(10)	(2,671)	(2,681)	0	(43)
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026		5,709,600	(217)	(3,287)	(3,504)	0	(59)
Pay	6-Month HUF-BBR	2.720	Annual	09/13/2026		1,043,200	(102)	(478)	(580)	0	(10)
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,533,000	(417)	(4,971)	(5,388)	0	(92)
Receive	6-Month HUF-BBR	8.700	Annual	01/16/2028		6,147,700	4	91	95	8	0
Receive	6-Month HUF-BBR	8.500	Annual	01/17/2028		662,500	0	25	25	1	0
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028		1,156,600	1	(73)	(72)	1	0
Pay	6-Month HUF-BBR	8.670	Annual	05/23/2029		1,155,300	0	151	151	0	(1)
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(542)	(903)	(1,445)	0	(9)
Receive	6-Month PLN-WIBOR	1.942	Annual	03/20/2024	PLN	6,600	(8)	86	78	1	0
Receive	6-Month PLN-WIBOR	2.250	Annual	03/20/2024		2,700	(13)	43	30	0	0
Receive	6-Month PLN-WIBOR	1.834	Annual	07/03/2024		50,900	0	772	772	3	0
Receive	6-Month PLN-WIBOR	6.830	Annual	08/19/2024		63,200	0	(602)	(602)	0	(9)
Receive	6-Month PLN-WIBOR	0.655	Annual	05/21/2025		39,700	0	940	940	0	(8)
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		18,900	0	(496)	(496)	5	0
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	0	49	49	0	(20)
Receive	6-Month PLN-WIBOR	5.285	Annual	03/25/2027		48,800	0	0	0	0	(20)
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		76,800	0	(144)	(144)	0	(33)
Receive	6-Month PLN-WIBOR	5.550	Annual	04/08/2027		48,000	0	(124)	(124)	0	(21)
Receive	6-Month PLN-WIBOR	5.870	Annual	04/22/2027		28,200	0	(157)	(157)	0	(12)
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	0	(530)	(530)	0	(36)
Pay	6-Month PLN-WIBOR	6.940	Annual	06/09/2027		52,100	2	810	812	27	0
Pay	6-Month PLN-WIBOR	1.421	Annual	02/25/2030		82,500	(2,374)	(1,980)	(4,354)	34	0
Receive	6-Month PLN-WIBOR	1.280	Annual	02/08/2031		19,600	0	1,213	1,213	0	(5)
Receive	6-Month PLN-WIBOR	2.920	Annual	12/13/2031		12,000	0	378	378	0	(5)
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028	MXN	130,400	0	(18)	(18)	0	(7)
Pay	28-Day MXN-TIIE	8.207	Lunar	06/19/2028		423,800	0	(143)	(143)	0	(24)
Receive	28-Day MXN-TIIE	6.260	Lunar	06/07/2040		101,100	0	1,031	1,031	0	(6)

							$(5,987)	$(17,033)	$(23,020)	$2,268	$(2,308)

Total Swap Agreements							$(6,083)	$(16,881)	$(22,964)	$2,271	$(2,308)

Cash of $(60,026) has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2023		CZK	35,303		$1,642		$23		$0
		07/2023		DKK	2,324		342		1		0
		07/2023		KES	307,892		2,174		0		(4)
		07/2023		PEN	22,681		6,241		0		(5)
		07/2023		PLN	34,876		8,530		0		(41)
		07/2023			$185		DKK	1,282	3		0
		07/2023			1,567		GBP	1,239	7		0
		07/2023			10,822		ILS	39,350	0		(199)
		07/2023			4,179		PLN	17,456	110		0
		08/2023		MXN	115,851		$6,268		0		(449)
		08/2023		NZD	5,392		3,420		111		0
		08/2023			$27,112		CNY	186,070	0		(1,350)
		08/2023			342		DKK	2,320	0		(1)
		08/2023			668		EGP	22,237	30		0
		08/2023			5,418		EUR	4,986	34		0
		08/2023			5,891		ZAR	114,173	150		0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	09/2023	CLP	2,982,972		$3,650	0	(38)
	09/2023	KRW	9,392		7	0	0
	09/2023	NGN	200,507		346	92	0
	09/2023	TWD	59,040		1,945	45	0
	09/2023		$3,563	CLP	2,901,129	39	(17)
	09/2023		7,978	MYR	36,543	0	(75)
	09/2023		34	NGN	26,384	0	(1)
	09/2023		22,899	THB	793,284	0	(356)
	10/2023		583	KES	87,634	21	0
	10/2023		39	ZAR	723	0	(1)
	10/2023	ZAR	70,236		$3,785	90	0
	11/2023	EUR	11,765	CZK	287,285	216	0
BPS	07/2023	BRL	60,407		$12,329	0	(287)
	07/2023	CZK	21,611		1,007	15	0
	07/2023	MYR	5,201		1,133	12	0
	07/2023	PLN	13,846		3,354	0	(48)
	07/2023		$12,300	BRL	60,407	316	0
	07/2023		6,619	COP	29,923,658	524	0
	07/2023		2,420	CZK	52,046	0	(32)
	07/2023		2,038	GBP	1,590	0	(18)
	07/2023		2,059	JPY	286,168	0	(76)
	07/2023		19,573	MYR	89,843	0	(209)
	07/2023		3,739	PHP	209,800	55	0
	08/2023	CNH	20,677		$2,992	139	0
	08/2023	CNY	40,469		5,892	289	0
	08/2023	EUR	1,476		1,583	0	(31)
	08/2023	MYR	106,951		23,022	0	(59)
	08/2023	TWD	29,552		968	19	0
	08/2023		$28,361	BRL	136,583	114	(90)
	08/2023		1,817	CNH	12,951	0	(29)
	08/2023		32,001	CNY	218,807	0	(1,707)
	08/2023		5,892	COP	26,457,400	394	0
	08/2023		13,501	EUR	12,333	0	(16)
	08/2023		1,303	JPY	187,497	2	0
	08/2023		5,993	ZAR	114,567	69	0
	08/2023	ZAR	40,000		$2,104	0	(13)
	09/2023	PHP	516,075		9,203	0	(115)
	09/2023		$1,643	COP	7,049,292	12	0
	09/2023		3,641	IDR	54,823,629	0	0
	09/2023		1,820	INR	149,680	0	(1)
	09/2023		4,545	THB	156,185	0	(107)
	10/2023		7,220	BRL	37,000	384	0
	10/2023		4,019	ZAR	74,609	0	(97)
	12/2023	NGN	53,460		$66	1	0
	12/2023		$4,678	MXN	83,412	52	0
	01/2024		1,824	EGP	60,094	0	(179)
BRC	07/2023	MYR	3,750		$817	9	0
	07/2023	RON	49,681		10,787	0	(142)
	07/2023		$4,706	CZK	100,644	0	(89)
	07/2023		2,270	PLN	9,204	0	(8)
	07/2023		1,807	RON	8,267	11	0
	08/2023	COP	160,796,586		$37,743	0	(319)
	08/2023	HUF	6,895,222		20,125	176	0
	08/2023		$129	HUF	44,365	0	(1)
	08/2023		12,785	ZAR	236,314	0	(281)
	08/2023	ZAR	2,773		$139	0	(7)
	09/2023	CLP	3,038,048		3,740	6	(20)
	09/2023	COP	10,630,332		2,482	0	(14)
	09/2023	ILS	5,292		1,481	49	0
	09/2023		$858	ILS	3,105	0	(17)
	09/2023		21,165	MXN	369,476	109	0
	09/2023		8,665	PEN	31,786	44	0
	10/2023	MXN	279,645		$14,925	0	(1,100)
	10/2023	TRY	3,840		141	0	0
BSH	07/2023	BRL	235,400		42,377	0	(6,786)
	07/2023		$48,846	BRL	235,400	316	0
	10/2023	BRL	37,000		$6,943	0	(662)
	01/2024		175,500		35,772	108	0
CBK	07/2023		22,963		4,765	0	(31)
	07/2023	CLP	24,766,145		30,602	0	(256)
	07/2023	ILS	27,757		8,096	602	0
	07/2023	PEN	96,250		26,055	0	(471)
	07/2023	PHP	196,913		3,610	49	0
	07/2023	PLN	84,190		20,149	0	(540)
	07/2023	RON	31,091		6,877	37	0
	07/2023		$4,784	BRL	22,963	12	0
	07/2023		30,881	CLP	24,812,775	35	0
	07/2023		5,636	COP	25,690,221	485	0
	07/2023		2,131	CZK	45,931	0	(24)
	07/2023		1,743	MXN	30,278	23	0
	07/2023		19,668	PEN	71,426	21	0
	07/2023		4,417	PLN	18,346	91	0
	07/2023		1,671	UYU	62,681	0	0
	07/2023	UYU	188,178		$4,883	0	(130)
	08/2023	BRL	55,324		11,091	0	(406)
	08/2023	CAD	1,585		1,188	0	(9)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	08/2023	COP	14,021,890		3,316	0	(3)
	08/2023	EGP	39,798		1,148	0	(101)
	08/2023	EUR	1,717		1,875	1	(3)
	08/2023	PEN	23,985		6,077	0	(509)
	08/2023	TWD	30,767		1,008	20	0
	08/2023		$1,137	CNH	7,924	0	(43)
	08/2023		4,579	EUR	4,206	30	(10)
	08/2023		624	NOK	6,508	0	(17)
	08/2023		2,195	ZAR	40,557	0	(48)
	09/2023	COP	3,265,955		$772	6	0
	09/2023	MXN	202,100		10,849	0	(776)
	09/2023	PHP	440,347		7,816	0	(135)
	09/2023		$15,378	IDR	229,532,320	0	(136)
	09/2023		17,445	INR	1,445,843	126	0
	09/2023	ZMW	65,410		$3,729	78	0
	10/2023		$14	CLP	11,372	0	0
	10/2023		381	NGN	228,070	0	(99)
	11/2023	CLP	25,124,672		$30,881	0	(32)
	11/2023	ILS	20,367		6,173	641	0
	11/2023		$4,103	EGP	132,471	0	(282)
	01/2024	EGP	30,434		$827	0	(6)
	02/2024		27,533		733	0	(6)
	02/2024		$1,677	EGP	58,609	0	(104)
CLY	07/2023	SGD	163		$121	0	0
	07/2023		$544	DKK	3,766	8	0
	08/2023		11,447	CNH	78,600	0	(599)
	08/2023		1,773	CNY	12,267	0	(75)
	08/2023		10,981	EUR	10,105	69	0
	08/2023		704	NOK	7,382	0	(16)
	09/2023	INR	163,747		$1,992	2	0
	11/2023	EUR	1,587	HUF	735,063	354	0
	06/2024		$3,517	TWD	90,489	0	(526)
DUB	07/2023	PEN	142,853		$39,187	0	(182)
	07/2023	RON	7,123		1,587	20	0
	07/2023		$1	KES	145	0	0
	07/2023		19,529	PEN	71,426	160	0
	10/2023		995	NGN	586,970	0	(263)
	11/2023	EGP	95,005		$3,331	591	0
	01/2024	NGN	287,820		468	124	0
	02/2024		$9,656	EGP	338,296	0	(583)
GLM	07/2023	BRL	78,197		$16,215	0	(117)
	07/2023	COP	11,698,046		2,772	0	(14)
	07/2023	DOP	1,060,981		18,331	0	(649)
	07/2023	EGP	256,973		9,986	1,808	(15)
	07/2023	ILS	11,359		3,374	307	0
	07/2023		$15,204	BRL	78,197	1,135	(8)
	07/2023		6	CLP	4,758	0	0
	07/2023		8,984	COP	38,006,073	102	0
	07/2023		2,275	EGP	74,734	123	0
	07/2023		36,084	MXN	632,812	822	0
	07/2023		1,986	MYR	9,164	0	(11)
	07/2023		1,024	PLN	4,332	41	0
	08/2023	BRL	18,181		$3,785	7	0
	08/2023	CHF	126		142	1	0
	08/2023	CNH	297,164		42,015	1,004	0
	08/2023	DOP	1,099,682		19,275	9	(464)
	08/2023		$11,691	BRL	59,770	731	0
	08/2023		8,754	DOP	486,749	0	(53)
	08/2023		274	NOK	2,910	0	(3)
	08/2023		23,363	ZAR	433,592	0	(417)
	09/2023	IDR	38,326,127		$2,570	25	0
	09/2023	TRY	136,303		5,330	254	0
	09/2023		$117,034	BRL	591,263	5,075	0
	09/2023		16,577	THB	571,901	0	(325)
	09/2023		1,908	TWD	58,076	0	(39)
	10/2023	DOP	345,056		$6,152	34	0
	10/2023	NGN	1,129,472		2,018	614	0
	10/2023		$11,419	ZAR	214,221	0	(157)
	11/2023	DOP	38,481		$692	16	0
	11/2023	EGP	126,514		3,992	422	(77)
	11/2023	EUR	10,953	PLN	49,225	9	0
	11/2023		$835	EGP	25,933	0	(87)
	12/2023	DOP	25,505		$458	11	0
	01/2024	EGP	173,925		4,660	0	(88)
	01/2024		$163	EGP	5,363	0	(16)
	01/2024	ZAR	155,240		$8,832	737	0
JPM	07/2023	BRL	190,503		39,530	0	(256)
	07/2023	EGP	52,423		1,618	0	(64)
	07/2023	JPY	97,453		681	6	0
	07/2023	PHP	12,886		236	3	0
	07/2023	SGD	146		110	3	0
	07/2023	TRY	9,215		353	0	0
	07/2023		$36,445	BRL	190,503	3,341	0
	07/2023		10,391	MXN	183,193	293	0
	07/2023		293	NGN	160,674	0	(85)
	07/2023		216	PLN	916	9	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	07/2023		34,003	RON	154,339	0	(50)
	08/2023	CAD	2,605		$1,949	0	(19)
	08/2023	CHF	188		214	3	0
	08/2023	CNH	16,598		2,402	111	0
	08/2023	CNY	171,803		24,143	357	0
	08/2023	COP	8,137,916		1,919	0	(14)
	08/2023	MXN	23,174		1,338	0	(5)
	08/2023		$2,193	BRL	10,733	38	0
	08/2023		24,185	CNH	172,217	0	(418)
	08/2023		33,752	CNY	230,830	0	(1,794)
	08/2023		525	EGP	17,561	27	0
	08/2023		21,775	HUF	7,600,696	217	(2)
	08/2023		681	JPY	97,039	0	(6)
	08/2023		101	NOK	1,073	0	(1)
	08/2023		3,196	ZAR	58,499	0	(101)
	08/2023	UYU	55,371		$1,406	0	(62)
	09/2023	COP	3,851,970		903	0	(1)
	09/2023	ILS	4,425		1,246	48	0
	09/2023	TRY	31,210		1,174	17	0
	09/2023		$3,478	INR	286,132	0	(1)
	09/2023		10,582	MXN	183,689	0	(6)
	09/2023		293	NGN	174,046	0	(73)
	09/2023		7,437	PEN	27,382	66	0
	09/2023		2,262	THB	77,694	0	(54)
	10/2023		49,088	MXN	861,885	302	0
	10/2023		507	NGN	313,871	0	(118)
	11/2023	HUF	735,733	EUR	1,587	0	(355)
	12/2023	NGN	241,569		$389	94	0
	12/2023		$467	NGN	295,018	0	(107)
	01/2024	EGP	17,845		$484	0	(4)
	01/2024		$529	EGP	17,404	0	(53)
	02/2024	EGP	36,687		$968	0	(16)
	04/2024	KES	532,514		3,465	0	(51)
	04/2024	TRY	160,304		5,115	20	0
	04/2024		$1,170	TRY	35,109	0	(54)
	06/2024		665	IDR	9,975,000	0	(5)
MBC	07/2023	CLP	4,758		$6	0	0
	07/2023	GBP	7,545		9,340	0	(242)
	07/2023	SGD	5		4	0	0
	07/2023		$6,556	COP	27,794,484	94	0
	07/2023		162	CZK	3,498	0	(2)
	07/2023		2,635	KES	382,091	68	0
	07/2023		18,900	PLN	81,828	1,209	0
	08/2023	EUR	24,217		$26,723	243	0
	08/2023		$16,546	CNH	118,336	0	(215)
	09/2023	KRW	17,410		$14	0	0
	09/2023		$82	THB	2,834	0	(2)
	01/2024		1,538	EGP	50,680	0	(151)
MYI	07/2023	DKK	2,073		$304	0	0
	07/2023	MXN	68,874		3,823	0	(190)
	07/2023	MYR	1,250		272	2	0
	07/2023	PLN	29,792		7,093	0	(228)
	07/2023	TRY	135,356		5,437	238	0
	07/2023		$10,861	COP	45,790,411	45	0
	07/2023		10,377	EGP	234,187	0	(2,916)
	07/2023		190	MXN	3,334	4	0
	07/2023		7,439	MYR	34,618	22	0
	07/2023		3,464	PLN	14,572	117	0
	08/2023	CHF	1,637		$1,837	0	0
	08/2023	EUR	7,994		8,667	0	(74)
	08/2023	TWD	31,799		1,049	27	0
	08/2023		$304	DKK	2,069	0	0
	08/2023		5,345	EUR	4,936	52	0
	08/2023		5	TWD	149	0	0
	08/2023		141	ZAR	2,773	5	0
	09/2023	AED	33,672		$9,168	0	0
	09/2023	IDR	4,790,722		322	4	0
	09/2023	KRW	19,567		15	0	0
	09/2023	TRY	116,183		4,351	0	(3)
	09/2023		$1,949	IDR	28,998,002	0	(23)
	09/2023		265	ILS	951	0	(8)
	09/2023		34,855	THB	1,204,933	0	(614)
	10/2023		0	CLP	252	0	0
	10/2023	ZAR	1,614		$87	2	0
	11/2023		$76	EGP	2,435	0	(5)
	01/2024	EGP	62,058		$1,670	0	(28)
	01/2024	NGN	168,510		274	73	0
	01/2024		$2,695	EGP	90,535	0	(230)
	02/2024	EGP	37,051		$988	0	(5)
NGF	08/2023	CNH	25,372		3,696	195	0
	09/2023	SGD	16,935		12,713	154	0
RBC	07/2023		$18,825	MXN	362,219	2,299	0
	08/2023	MXN	1,505,295		$86,861	0	(380)
	09/2023		$1,425	IDR	21,335,656	0	(9)
SCX	07/2023	NGN	196,384		$373	118	0
	07/2023		$2	KES	218	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

07/2023	19,622	MYR	90,184	0	(185)
07/2023	47	NGN	36,096	0	0
07/2023	1,753	SGD	2,371	1	0
08/2023	CNH	7,867	$1,143	58	0
08/2023	NZD	1,914	1,195	21	0
09/2023	CLP	1,472,544	1,820	0	0
09/2023	PHP	41,182	735	0	(9)
09/2023	TWD	49,333	1,618	31	0
09/2023	$5,668	INR	469,923	43	0
09/2023	16,742	THB	583,105	0	(172)
09/2023	1,203	TRY	27,440	0	(186)
10/2023	CLP	11,624	$14	0	0
10/2023	$16,594	CLP	13,576,412	138	0
11/2023	EGP	34,732	$950	0	(50)
11/2023	$2,346	EGP	91,610	292	0
12/2023	1,615	KES	237,537	5	0
01/2024	2,039	EGP	67,090	0	(203)
01/2024	555	NGN	456,210	0	(10)
01/2024	8,504	ZAR	155,240	0	(410)
06/2024	KES	248,113	$1,615	0	(4)
SOG	07/2023	SGD	12	9	0	0
07/2023	$75,960	PLN	327,235	4,456	0
01/2024	1,545	EGP	50,290	0	(170)
SSB	07/2023	19,582	PEN	71,426	97	0
08/2023	PEN	71,426	$19,555	0	(85)
09/2023	$2,246	CLP	1,814,825	0	(2)
TOR	07/2023	5,993	GBP	4,716	0	(3)
07/2023	6,859	PLN	29,071	285	0
08/2023	GBP	4,716	$5,994	3	0
08/2023	$13,526	HUF	4,736,893	178	0
08/2023	ZAR	80,426	$4,255	0	(1)
UAG	07/2023	COP	42,504,863	10,193	17	0
07/2023	RON	109	24	0	0
07/2023	$3,026	MXN	53,888	118	0
07/2023	1,651	PLN	6,747	7	0
07/2023	2,243	TRY	51,682	0	(270)
08/2023	EUR	1,919	$2,107	8	0
08/2023	$2,385	CAD	3,235	59	0
08/2023	1,122	CNH	7,776	0	(49)
08/2023	31	CNY	210	0	(1)
08/2023	10,193	COP	42,831,040	0	(16)
08/2023	39,622	ZAR	755,542	350	0
09/2023	ILS	3,830	$1,070	34	0
09/2023	SGD	4,943	3,699	33	0
09/2023	$1,565	THB	54,645	0	(12)
10/2023	3,872	ZAR	71,127	0	(130)
11/2023	CZK	287,332	EUR	11,765	0	(218)
04/2024	$4,154	TRY	125,562	0	(163)

Total Forward Foreign Currency Contracts	$37,229	$(35,507)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	CZK	23.830	11/01/2023	1,906	$190	$812
Call - OTC USD versus INR	INR	92.600	06/16/2025	1,500	90	13
Put - OTC USD versus INR	92.600	06/16/2025	1,500	90	133
GLM	Put - OTC EUR versus HUF	HUF	385.000	11/01/2023	717	96	439
Put - OTC EUR versus PLN	PLN	4.560	11/01/2023	1,435	146	1,125
JPM	Put - OTC EUR versus HUF	HUF	385.000	11/01/2023	1,443	138	883
MYI	Put - OTC USD versus BRL	BRL	4.820	08/22/2023	15,956	170	296
Put - OTC USD versus MXN	MXN	18.500	07/25/2023	16,532	416	1,262
RBC	Put - OTC USD versus CAD	CAD	1.305	07/13/2023	16,689	74	9
UAG	Call - OTC EUR versus USD	$1.140	07/13/2023	15,164	95	0
Call - OTC USD versus ZAR	ZAR	20.500	10/09/2023	26,620	371	252

$1,876	$5,224

STRADDLE OPTIONS
Counterparty	Description	Exercise Level(3)	Expiration Date	Notional Amount(1)	Cost(3)	Market Value

BOA	Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement	12.600%	12/27/2023	10,200	$0	$2
Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement	15.050	12/27/2023	10,200	0	11
CBK	Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement	15.100	12/20/2023	31,100	0	6
Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement	12.600	12/29/2023	9,400	0	0
MYI	Call & Put - OTC 6-Month vs. 06-Month Forward Volatility Agreement	12.600	12/27/2023	14,150	0	3

$0	$22

Total Purchased Options	$1,876	$5,246

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC USD versus IDR	IDR	14,950.000	06/06/2024	4,685	$(158)	$(167)
Put - OTC USD versus IDR	14,950.000	06/06/2024	4,685	(144)	(119)
MYI	Call - OTC USD versus CLP	CLP	850.000	07/18/2023	9,594	(136)	(12)
Put - OTC USD versus MXN	MXN	17.750	07/25/2023	33,064	(211)	(1,144)
Call - OTC USD versus MXN	21.000	03/07/2024	16,405	(366)	(113)

$(1,015)	$(1,555)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	2,900	$(11)	$(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	2,900	(11)	(9)
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,300	(3)	(2)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,300	(3)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	300	(1)	(1)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	1,600	(6)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	1,600	(6)	(6)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,400	(3)	(3)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,400	(3)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	300	(1)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	2,900	(10)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	2,900	(10)	(12)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	2,700	(9)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	2,700	(9)	(13)

$(88)	$(89)

Total Written Options	$(1,103)	$(1,644)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(5)
Swap Agreements, at Value(9)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(7)	Notional Amount(8)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Turkey Government International Bond	(1.000)%	Quarterly	06/20/2024	3.119%	$1,900	$112	$(75)	$37	$0
BPS	Turkey Government International Bond	(1.000)	Quarterly	06/20/2024	3.119	5,400	252	(146)	106	0
CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2024	3.826	800	49	(18)	31	0
GST	Turkey Government International Bond	(1.000)	Quarterly	06/20/2024	3.119	22,500	1,026	(585)	441	0

$1,439	$(824)	$615	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(6)
Swap Agreements, at Value(9)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(7)	Notional Amount(8)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Poland Government International Bond	1.000%	Quarterly	12/20/2023	0.163%	$500	$2	$0	$2	$0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.773		1,800	(3)	6	3	0
CBK	Petroleos Mexicanos	1.000	Quarterly	06/20/2024	2.999		7,300	(226)	92	0	(134)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.031		8,000	0	251	251	0
GST	Poland Government International Bond	1.000	Quarterly	12/20/2023	0.163		1,000	4	0	4	0
	Poland Government International Bond	1.000	Quarterly	06/20/2024	0.257		3,000	13	9	22	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.596		5,300	(119)	76	0	(43)
	State Oil Company of Azerb	1.000	Quarterly	12/20/2023	1.387		500	(18)	17	0	(1)

								$(347)	$451	$282	$(178)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month ILS-TELBOR	1.963%	Annual	02/16/2028	ILS	28,700	$0	$(556)	$0	$(556)
	Receive	3-Month ILS-TELBOR	0.800	Annual	04/24/2028		73,800	0	2,642	2,642	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		18,500	0	(382)	0	(382)
	Pay	3-Month ILS-TELBOR	0.680	Annual	09/08/2030		19,500	0	(958)	0	(958)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2028	MYR	181,590	(543)	380	0	(163)
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		1,810	(1)	4	3	0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		19,900	6	(36)	0	(30)
BPS	Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	296	296	0
	Pay	3-Month ILS-TELBOR	1.805	Annual	12/12/2025	ILS	1,700	0	(21)	0	(21)
	Pay	3-Month ILS-TELBOR	0.588	Annual	04/29/2026		1,400	0	(36)	0	(36)
BRC	Pay	3-Month ILS-TELBOR	1.050	Annual	02/27/2024		12,800	0	(90)	0	(90)
	Receive	3-Month ILS-TELBOR	0.513	Annual	08/12/2024		39,500	0	508	508	0
	Receive	3-Month ILS-TELBOR	0.795	Annual	06/20/2028		43,000	0	1,513	1,513	0
	Pay	3-Month ILS-TELBOR	1.950	Annual	06/20/2028		46,200	0	(981)	0	(981)
BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(1,570)	0	(1,570)
	Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029		3,550,000	0	429	429	0
CBK	Pay	3-Month ILS-TELBOR	1.041	Annual	05/15/2024	ILS	80,700	0	(808)	0	(808)
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		146,100	0	1,510	1,510	0
	Receive	3-Month ILS-TELBOR	0.485	Annual	08/09/2024		64,700	0	842	842	0
	Pay	6-Month CLP-CHILIBOR	3.650	Semi-Annual	11/14/2023	CLP	326,700	0	(15)	0	(15)
	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029		2,445,900	(38)	280	242	0
CKL	Pay	3-Month ILS-TELBOR	2.100	Annual	06/20/2028	ILS	11,000	(36)	(178)	0	(214)
DUB	Receive	3-Month ILS-TELBOR	0.690	Annual	09/27/2027		25,100	0	766	766	0
GLM	Receive	1-Year BRL-CDI	11.708	Maturity	01/02/2025	BRL	30,800	0	(6)	0	(6)
	Receive	3-Month COP-IBR Compounded-OIS	4.880	Quarterly	06/07/2024	COP	27,580,700	(3)	408	405	0
	Pay	3-Month ILS-TELBOR	1.048	Annual	02/27/2024	ILS	171,400	0	(1,208)	0	(1,208)
	Receive	3-Month ILS-TELBOR	0.950	Annual	05/23/2024		64,900	0	671	671	0
	Receive	3-Month ILS-TELBOR	0.960	Annual	05/24/2024		10,700	0	110	110	0
	Receive	3-Month ILS-TELBOR	0.520	Annual	08/12/2024		51,200	0	657	657	0
	Pay	3-Month ILS-TELBOR	1.898	Annual	12/17/2025		59,900	0	(706)	0	(706)
	Pay	3-Month ILS-TELBOR	0.540	Annual	05/11/2027		10,300	0	(335)	0	(335)
	Pay	3-Month ILS-TELBOR	1.971	Annual	02/16/2028		3,200	0	(62)	0	(62)
	Pay	3-Month ILS-TELBOR	1.883	Annual	03/21/2028		37,800	0	(753)	0	(753)
	Receive	3-Month ILS-TELBOR	0.720	Annual	06/20/2028		20,200	0	729	729	0
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		10,300	0	(213)	0	(213)
	Receive	3-Month ILS-TELBOR	0.820	Annual	01/15/2030		20,200	0	913	913	0
	Receive	3-Month MYR-KLIBOR	3.545	Quarterly	05/05/2028	MYR	70,186	0	83	83	0
	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026	CLP	5,445,000	0	550	550	0
	Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027		15,023,700	0	(1,048)	0	(1,048)
	Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029		6,734,700	0	(640)	0	(640)
	Pay	6-Month CLP-CHILIBOR(2)	4.319	Semi-Annual	05/22/2029		10,120,000	0	(50)	0	(50)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029		1,715,500	0	(217)	0	(217)
	Receive	6-Month CLP-CHILIBOR	6.620	Semi-Annual	09/20/2032		3,100,000	0	(400)	0	(400)
HUS	Pay	3-Month ILS-TELBOR	1.018	Annual	03/11/2024	ILS	117,300	0	(832)	0	(832)
	Pay	3-Month ILS-TELBOR	1.018	Annual	05/15/2024		64,800	0	(653)	0	(653)
	Pay	3-Month ILS-TELBOR	1.998	Annual	06/20/2028		20,000	1	(414)	0	(413)
JPM	Receive	3-Month ILS-TELBOR	0.475	Annual	08/09/2024		67,300	0	879	879	0
	Receive	3-Month ILS-TELBOR	0.813	Annual	06/20/2028		24,300	0	850	850	0
	Pay	3-Month ILS-TELBOR	2.078	Annual	06/20/2028		17,000	0	(335)	0	(335)
	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	451	451	0

								$(614)	$1,968	$15,049	$(13,695)

Total Swap Agreements								$478	$1,595	$15,946	$(13,873)

(o)

Securities with an aggregate market value of $15,112 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)		Notional Amount represents the number of contracts.
(2)		This instrument has a forward starting effective date.
(3)		Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(4)		Exercise level and final premium determined on a future date, based upon implied volatility parameters.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

(5)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(6)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(7)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(9)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$0	$9,048	$9,048
Brazil
Corporate Bonds & Notes	0	20,431	443	20,874
Sovereign Issues	0	68,397	0	68,397
Cayman Islands
Asset-Backed Securities	0	9,979	0	9,979
Corporate Bonds & Notes	0	4,632	0	4,632
Chile
Sovereign Issues	0	51,740	0	51,740
China
Sovereign Issues	0	91,972	0	91,972
Colombia
Corporate Bonds & Notes	0	244	0	244
Sovereign Issues	0	60,985	0	60,985
Czech Republic
Sovereign Issues	0	77,020	0	77,020
Dominican Republic
Sovereign Issues	0	45,491	0	45,491
Hungary
Sovereign Issues	0	27,509	0	27,509
Indonesia
Sovereign Issues	0	103,494	0	103,494
Ireland
Asset-Backed Securities	0	856	0	856
Israel
Corporate Bonds & Notes	0	2,378	0	2,378
Sovereign Issues	0	5,514	0	5,514
Ivory Coast
Loan Participations and Assignments	0	0	3,319	3,319
Jersey, Channel Islands
Corporate Bonds & Notes	0	9,982	0	9,982
Luxembourg
Common Stocks	0	0	401	401
Corporate Bonds & Notes	0	448	567	1,015
Malaysia
Sovereign Issues	0	145,479	0	145,479
Mexico
Sovereign Issues	0	151,482	0	151,482
Netherlands
Sovereign Issues	0	2,415	0	2,415
Peru
Corporate Bonds & Notes	0	5,101	0	5,101
Sovereign Issues	0	64,026	0	64,026
Philippines
Sovereign Issues	0	975	0	975
Poland
Sovereign Issues	0	83,840	0	83,840
Qatar
Corporate Bonds & Notes	0	0	7	7
Loan Participations and Assignments	0	0	9,500	9,500
Romania
Sovereign Issues	0	43,380	0	43,380
Russia
Sovereign Issues	0	4,264	0	4,264
Serbia
Sovereign Issues	0	2,853	0	2,853
South Africa
Corporate Bonds & Notes	0	8,472	10,271	18,743
Sovereign Issues	0	159,768	0	159,768
South Korea
Sovereign Issues	0	4,121	0	4,121
Supranational
Corporate Bonds & Notes	0	56,546	0	56,546
Tanzania
Loan Participations and Assignments	0	4,305	0	4,305
Thailand
Sovereign Issues	0	89,083	0	89,083
Turkey
Loan Participations and Assignments	0	7,727	0	7,727
United Arab Emirates
Loan Participations and Assignments	0	0	9,035	9,035
United Kingdom
Non-Agency Mortgage-Backed Securities	0	7,327	0	7,327
United States
Asset-Backed Securities	0	75,382	0	75,382
Common Stocks	0	0	89	89
Corporate Bonds & Notes	0	1,638	0	1,638
Loan Participations and Assignments	0	0	7,581	7,581
Non-Agency Mortgage-Backed Securities	0	30,081	477	30,558
U.S. Government Agencies	0	23	0	23
Uruguay
Sovereign Issues	0	8,926	0	8,926
Zambia
Sovereign Issues	0	3,813	0	3,813

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Short-Term Instruments
Certificates of Deposit	0	4,613	8,083	12,696
Commercial Paper	0	9,019	0	9,019
Repurchase Agreements	0	17,784	0	17,784
U.S. Treasury Bills	0	28,460	0	28,460

$0	$1,601,975	$58,821	$1,660,796
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$180,440	$0	$0	$180,440

Total Investments	$180,440	$1,601,975	$58,821	$1,841,236

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	46	2,271	0	2,317
Over the counter	0	58,170	251	58,421

$46	$60,441	$251	$60,738
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(35)	(2,322)	0	(2,357)
Over the counter	0	(51,024)	0	(51,024)

$(35)	$(53,346)	$0	$(53,381)

Total Financial Derivative Instruments	$11	$7,095	$251	$7,357

Totals	$180,451	$1,609,070	$59,072	$1,848,593

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (2)

Investments in Securities, at Value
Azerbaijan
Loan Participations and Assignments	$0	$10,779	$(1,779)	$0	$0	$48	$0	$0	$9,048	$48
Brazil
Corporate Bonds & Notes	510	0	0	(31)	0	(36)	0	0	443	(36)
France
Corporate Bonds & Notes	1,378	0	(1,394)	4	157	(145)	0	0	0	0
Ivory Coast
Loan Participations and Assignments	3,198	0	0	0	0	121	0	0	3,319	122
Luxembourg
Common Stocks	0	300	0	0	0	101	0	0	401	101
Corporate Bonds & Notes	339	171	0	1	0	56	0	0	567	57
Qatar
Corporate Bonds & Notes	7	0	0	0	0	0	0	0	7	0
Loan Participations and Assignments	9,488	0	0	20	0	(8)	0	0	9,500	(8)
Russia
Sovereign Issues	778	0	0	0	0	3,486	0	(4,264)	0	0
South Africa
Corporate Bonds & Notes	10,969	0	0	0	0	(698)	0	0	10,271	(698)
Turkey
Loan Participations and Assignments	7,620	0	0	4	0	103	0	(7,727)	0	0
United Arab Emirates
Loan Participations and Assignments	8,969	0	0	(10)	0	76	0	0	9,035	76
United States
Common Stocks	89	0	0	0	0	0	0	0	89	0
Loan Participations and Assignments	7,458	0	0	0	0	123	0	0	7,581	123

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	477	0	477	0
Short-Term Instruments
Certificates of Deposit	1,136	8,096	(588)	1	73	(15)	0	(620)	8,083	(14)

	$51,939	$19,346	$(3,761)	$(11)	$230	$3,212	$477	$(12,611)	$58,821	$(229)
Financial Derivative Instruments - Assets
Over the counter	$3	$0	$(3)	$0	$0	$251	$0	$0	$251	$247

Financial Derivative Instruments - Liabilities
Over the counter	$(3)	$6	$0	$0	$0	$(3)	$0	$0	$0	$0

Totals	$51,939	$19,352	$(3,764)	$(11)	$230	$3,460	$477	$(12,611)	$59,072	$(18)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Azerbaijan
	Loan Participations and Assignments	$9,048	Recent Transaction			Price			97.500 – 100.000	98.525
Brazil
	Corporate Bonds & Notes	443	Indicative Market Quotation			Broker Quote			7.230	—
Ivory Coast
	Loan Participations and Assignments	3,319	Indicative Market Quotation			Price			7.123	—
Luxembourg
	Common Stocks	401	Other Valuation Techniques(3)			-			-	—
	Corporate Bonds & Notes	336	Discounted Cash Flow			Discount Rate			15.027	—
		231	Other Valuation Techniques(3)			-			-	—
Qatar
	Corporate Bonds & Notes	7	Other Valuation Techniques(3)			-			-	—
	Loan Participations and Assignments	9,500	Third Party Vendor			Broker Quote			100.000	—
South Africa
	Corporate Bonds & Notes	10,271	Discounted Cash Flow			Discount Rate			10.259	—
United Arab Emirates
	Loan Participations and Assignments	9,035	Third Party Vendor			Broker Quote			101.000	—
United States
	Common Stocks	89	Comparable Multiple			EBITDA Multiple		X	6.000	—
	Loan Participations and Assignments	7,581	Proxy pricing			Base Price			98.000	—
	Non-Agency Mortgage-Backed Securities	477	Fair Valuation of odd lot positions			Adjustment factor			2.500	—
Short-Term Instruments
	Certificates of Deposit	8,083	Proxy Pricing			Base Price			94.029 - 101.273	99.031
Financial Derivative Instruments - Assets
	Over the counter	251	Indicative Market Quotation			Broker Quote			3.092	—

Total		$59,072

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO ESG Income Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Market Bidco Ltd. 8.073% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	1,000	$939

Total Loan Participations and Assignments (Cost $922)			939

CORPORATE BONDS & NOTES 36.3%
BANKING & FINANCE 25.5%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		$500	419
Acef Holding SCA 0.750% due 06/14/2028	EUR	500	447
AIB Group PLC 2.875% due 05/30/2031 •		400	396
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		$400	303
Ally Financial, Inc.
2.200% due 11/02/2028		800	639
8.000% due 11/01/2031		450	468
American Tower Corp.
2.100% due 06/15/2030		500	405
3.100% due 06/15/2050		300	196
Asian Development Bank
4.700% due 03/12/2024	MXN	5,600	309
6.550% due 01/26/2025	ZAR	40,000	2,036
Banco BTG Pactual SA 2.750% due 01/11/2026		$1,000	913
Banco Mercantil del Norte SA 6.625% due 01/24/2032 •(d)(e)		200	155
Bancolombia SA 3.000% due 01/29/2025		600	570
Bank of America Corp.
2.299% due 07/21/2032 •		1,400	1,120
6.204% due 11/10/2028 •		500	514
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		500	497
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033	EUR	870	693
Barclays PLC
5.501% due 08/09/2028 •		$1,000	976
7.385% due 11/02/2028 •		800	834
7.750% due 09/15/2023 •(d)(e)		200	197
BNP Paribas SA
4.625% due 02/25/2031 •(d)(e)		400	287
7.750% due 08/16/2029 •(d)(e)		1,000	970
Boston Properties LP
2.550% due 04/01/2032		150	113
3.400% due 06/21/2029		100	84
BPCE SA 2.045% due 10/19/2027 •		500	436
Brookfield Finance, Inc. 2.724% due 04/15/2031		350	287
Citycon Treasury BV 1.625% due 03/12/2028	EUR	300	239
CNP Assurances 1.250% due 01/27/2029		500	452
Cooperatieve Rabobank UA 4.375% due 06/29/2027 •(d)(e)		400	382
CPI Property Group SA
1.500% due 01/27/2031		100	60
2.750% due 01/22/2028	GBP	200	170
Credit Agricole Assurances SA 1.500% due 10/06/2031	EUR	500	414
Crown Castle, Inc. 3.100% due 11/15/2029		$400	349
CTP NV
1.250% due 06/21/2029	EUR	200	159
1.500% due 09/27/2031		500	381
Deutsche Bank AG
1.875% due 02/23/2028 •		200	193
6.119% due 07/14/2026 •		$600	594

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

Digital Dutch Finco BV
0.625% due 07/15/2025	EUR	900	893
1.000% due 01/15/2032		300	232
1.250% due 02/01/2031		200	163
EQT AB
0.875% due 05/14/2031		800	623
2.375% due 04/06/2028		800	770
Equinix, Inc. 3.900% due 04/15/2032		$400	360
First American Financial Corp. 2.400% due 08/15/2031		600	457
Ford Motor Credit Co. LLC 5.125% due 06/16/2025		200	195
FS KKR Capital Corp.
1.650% due 10/12/2024		200	186
3.125% due 10/12/2028		400	326
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026	EUR	400	329
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	321
2.615% due 04/22/2032 •		500	410
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		1,000	920
Grainger PLC 3.000% due 07/03/2030	GBP	100	96
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		$300	269
HAT Holdings LLC
3.375% due 06/15/2026		535	480
3.750% due 09/15/2030		300	236
Host Hotels & Resorts LP
2.900% due 12/15/2031		250	197
3.375% due 12/15/2029		600	513
3.500% due 09/15/2030		200	170
Howard Hughes Corp. 4.375% due 02/01/2031		600	479
HSBC Holdings PLC
2.871% due 11/22/2032 •		700	565
6.254% due 03/09/2034 •		600	615
Hudson Pacific Properties LP
3.950% due 11/01/2027		230	167
5.950% due 02/15/2028		400	318
ING Groep NV
2.727% due 04/01/2032 •		200	165
3.875% due 05/16/2027 •(d)(e)		200	143
4.250% due 05/16/2031 •(d)(e)		200	134
4.252% due 03/28/2033 •		500	458
4.875% due 05/16/2029 •(d)(e)		200	155
International Bank for Reconstruction & Development 3.000% due 09/27/2023		10,400	10,341
Intesa Sanpaolo SpA
5.017% due 06/26/2024		200	194
6.625% due 06/20/2033		200	199
JPMorgan Chase & Co. 2.545% due 11/08/2032 •		1,400	1,148
Kilroy Realty LP
2.500% due 11/15/2032		200	139
2.650% due 11/15/2033		900	611
Legal & General Group PLC 5.625% due 03/24/2031 •(d)(e)	GBP	200	196
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$400	363
3.750% due 03/18/2028 •		500	462
Logicor Financing SARL 3.250% due 11/13/2028	EUR	700	654
Mitsubishi UFJ Financial Group, Inc. 2.494% due 10/13/2032 •		$500	402
Munich Re 5.875% due 05/23/2042 •		400	402
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		300	247
NatWest Group PLC 5.125% due 05/12/2027 •(d)(e)	GBP	200	210
NE Property BV 3.375% due 07/14/2027	EUR	300	294
Nexi SpA 1.625% due 04/30/2026		550	548
Nomura Holdings, Inc. 2.172% due 07/14/2028		$700	591
Nordea Bank Abp 3.750% due 03/01/2029 •(d)(e)		500	371
OneMain Finance Corp. 3.500% due 01/15/2027		781	671
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		200	163

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

Regency Centers LP 3.700% due 06/15/2030		100	90
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,400	1,261
6.534% due 01/10/2029 •		300	302
Shinhan Bank Co. Ltd.
4.000% due 04/23/2029 (e)		200	182
4.375% due 04/13/2032 (e)		500	456
Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	271
1.750% due 11/24/2028		200	156
SLM Corp. 3.125% due 11/02/2026		$900	779
Societe Generale SA
4.750% due 05/26/2026 •(d)(e)		200	159
7.875% due 12/18/2023 •(d)(e)		200	196
Standard Chartered PLC
2.678% due 06/29/2032 •		200	157
3.603% due 01/12/2033 •		200	160
6.301% due 01/09/2029 •		600	604
7.767% due 11/16/2028 •		500	531
Sun Communities Operating LP 4.200% due 04/15/2032		300	262
SVB Financial Group 4.570% due 04/29/2033 ^(b)		550	369
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(d)(e)		400	310
UBS Group AG
4.375% due 02/10/2031 •(d)(e)		200	141
5.959% due 01/12/2034 •		300	299
UDR, Inc. 3.100% due 11/01/2034		100	80
UniCredit SpA 5.459% due 06/30/2035 •		400	340
VIA Outlets BV 1.750% due 11/15/2028	EUR	500	439
Vonovia SE 1.875% due 06/28/2028		600	558
Weyerhaeuser Co.
4.000% due 11/15/2029		$100	92
7.375% due 03/15/2032		15	17
Workspace Group PLC 2.250% due 03/11/2028	GBP	600	559
ZF Finance GmbH 2.000% due 05/06/2027	EUR	700	667

			56,645

INDUSTRIALS 7.7%
Accor SA 2.375% due 11/29/2028		900	884
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029		500	408
Ball Corp. 3.125% due 09/15/2031		$580	478
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	100	93
Boise Cascade Co. 4.875% due 07/01/2030		$500	452
CDW LLC 3.569% due 12/01/2031		500	423
Cellnex Finance Co. SA 3.875% due 07/07/2041		200	147
Centene Corp. 3.000% due 10/15/2030		500	417
Fair Isaac Corp. 4.000% due 06/15/2028		570	523
Gap, Inc.
3.625% due 10/01/2029		250	177
3.875% due 10/01/2031		250	171
GN Store Nord AS 0.875% due 11/25/2024	EUR	500	509
Graphic Packaging International LLC 2.625% due 02/01/2029		400	385
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	209
4.000% due 05/01/2031		200	174
Illumina, Inc. 2.550% due 03/23/2031		300	248
InterContinental Hotels Group PLC 3.375% due 10/08/2028	GBP	300	324
JDE Peet's NV 2.250% due 09/24/2031		$800	620
John Lewis PLC 6.125% due 01/21/2025	GBP	200	245

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

Lendlease Europe Finance PLC 3.500% due 12/02/2033		400	333
Lenovo Group Ltd. 3.421% due 11/02/2030		$400	337
Lindblad Expeditions LLC 6.750% due 02/15/2027		300	286
Marks & Spencer PLC
3.750% due 05/19/2026	GBP	100	115
4.500% due 07/10/2027		300	337
Metalsa SA de CV 3.750% due 05/04/2031		$150	118
Micron Technology, Inc. 2.703% due 04/15/2032		200	158
MSCI, Inc. 3.625% due 09/01/2030		600	518
Nemak SAB de CV 2.250% due 07/20/2028	EUR	300	266
Newell Brands, Inc. 4.875% due 06/01/2025		$200	193
NXP BV
2.500% due 05/11/2031		300	245
5.000% due 01/15/2033		1,300	1,249
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		200	187
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	600	583
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		$600	492
Travis Perkins PLC 3.750% due 02/17/2026	GBP	400	457
VeriSign, Inc. 2.700% due 06/15/2031		$400	333
Verizon Communications, Inc. 5.050% due 05/09/2033		1,700	1,682
Vilmorin & Cie SA 1.375% due 03/26/2028	EUR	400	343
Vmed O2 U.K. Financing PLC
4.500% due 07/15/2031	GBP	200	193
4.750% due 07/15/2031		$600	500
VMware, Inc. 1.800% due 08/15/2028		200	168
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		500	457
5.050% due 03/15/2042		200	169
Weir Group PLC 2.200% due 05/13/2026		400	358
Zenith Finco PLC 6.500% due 06/30/2027	GBP	200	194

			17,158

UTILITIES 3.1%
AES Corp.
2.450% due 01/15/2031		$720	582
5.450% due 06/01/2028		300	295
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		700	717
Clean Renewable Power Mauritius Pte Ltd. 4.250% due 03/25/2027		186	163
Duke Energy Carolinas LLC 3.550% due 03/15/2052		402	307
Enel Finance America LLC 7.100% due 10/14/2027		1,000	1,052
Iberdrola International BV 6.750% due 09/15/2033		250	265
India Green Energy Holdings 5.375% due 04/29/2024		250	244
India Green Power Holdings 4.000% due 02/22/2027		250	219
Pacific Gas & Electric Co. 6.700% due 04/01/2053		1,100	1,081
Pattern Energy Operations LP 4.500% due 08/15/2028		500	457
San Diego Gas & Electric Co. 2.950% due 08/15/2051		350	237
Solar Star Funding LLC 5.375% due 06/30/2035		156	153
Southwestern Public Service Co. 3.150% due 05/01/2050		100	70
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		324	319
TDC Net AS 5.056% due 05/31/2028	EUR	400	429
TerraForm Power Operating LLC 5.000% due 01/31/2028		$200	184

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

Vodafone Group PLC 5.125% due 06/04/2081 •		110	80

			6,854

Total Corporate Bonds & Notes (Cost $89,342)			80,657

U.S. GOVERNMENT AGENCIES 47.3%
Fannie Mae
3.000% due 01/01/2059		1,447	1,279
3.500% due 05/01/2056 - 08/01/2059		1,742	1,590
4.000% due 05/01/2053 - 07/01/2053		2,491	2,339
4.500% due 07/01/2052 - 05/01/2053		1,799	1,731
5.000% due 02/01/2053 - 05/01/2053		4,381	4,295
5.500% due 12/01/2052 - 04/01/2053		2,840	2,835
Fannie Mae, TBA
5.500% due 09/01/2053		3,600	3,582
6.000% due 08/01/2053		3,400	3,429
6.500% due 07/01/2053 - 08/01/2053		4,800	4,899
Freddie Mac
0.938% due 11/25/2030 ~(a)		2,794	133
4.000% due 05/01/2053 - 06/01/2053		897	843
4.500% due 06/01/2053		450	433
5.000% due 02/01/2053 - 06/01/2053		20,411	20,012
5.500% due 09/01/2052 - 06/01/2053		24,961	24,881
Ginnie Mae, TBA 5.000% due 07/01/2053		2,800	2,752
Uniform Mortgage-Backed Security
3.000% due 07/01/2052		492	434
4.000% due 09/01/2049		168	160
5.500% due 01/01/2053 - 05/01/2053		1,377	1,372
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2053		15,300	13,958
4.000% due 07/01/2053		4,800	4,505
4.500% due 08/01/2053		3,650	3,511
5.000% due 08/01/2053		1,700	1,666
5.500% due 07/01/2053 - 08/01/2053		4,400	4,378

Total U.S. Government Agencies (Cost $106,279)			105,017

U.S. TREASURY OBLIGATIONS 10.2%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2024		1,763	1,711
0.125% due 10/15/2024		2,081	2,008
0.125% due 01/15/2031		2,098	1,865
0.125% due 01/15/2032		9,193	8,098
0.250% due 01/15/2025		2,306	2,210
0.500% due 04/15/2024		48	47
0.625% due 01/15/2024		1,027	1,010
0.875% due 02/15/2047		1,005	844
U.S. Treasury Notes
2.750% due 08/15/2032 (g)		2,200	2,018
3.875% due 09/30/2029 (g)(i)(k)		3,000	2,971

Total U.S. Treasury Obligations (Cost $22,839)			22,782

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.6%
1211 Avenue of the Americas Trust 4.280% due 08/10/2035 ~		2,300	2,027
225 Liberty Street Trust 4.501% due 02/10/2036		1,550	1,291
280 Park Avenue Mortgage Trust 6.262% due 09/15/2034 •		1,000	934
Adjustable Rate Mortgage Trust
5.390% due 08/25/2036 •		674	248
5.710% due 08/25/2036 •		270	101
American Home Mortgage Assets Trust
5.340% due 12/25/2046 ^•		33	28
5.570% due 06/25/2037 •		141	131
BAMLL Commercial Mortgage Securities Trust
0.000% due 09/15/2038 ~(a)		261,000	0
7.943% due 09/15/2038 •		1,000	840
Barclays Commercial Mortgage Securities Trust
3.811% due 02/15/2053 ~		2,453	1,607
5.122% due 08/10/2035 ~		900	738
Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~		2,660	2,089
Bear Stearns ALT-A Trust 5.470% due 06/25/2046 ^•		311	268
Beast Mortgage Trust
7.143% due 03/15/2036 •		500	395
7.693% due 03/15/2036 •		500	377
Beneria Cowen & Pritzer Collateral Funding Corp. 7.685% due 06/15/2038 •		900	713
Bridgepoint CLO DAC
8.466% due 10/16/2062 •	GBP	950	1,194

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

9.466% due 10/16/2062 •	950	1,190
BSST Mortgage Trust 7.997% due 02/15/2037 •	$1,200	974
Chase Mortgage Finance Trust 4.086% due 03/25/2037 ^~	119	112
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	261	226
Commercial Mortgage Trust
3.960% due 02/10/2036 ~	2,100	1,822
6.593% due 06/15/2034 •	607	535
6.843% due 06/15/2034 •	734	633
8.344% due 12/15/2038 •	1,000	887
Countrywide Alternative Loan Trust
5.530% due 10/25/2046 •	69	63
5.803% due 11/20/2035 •	137	118
Countrywide Home Loan Mortgage Pass-Through Trust 3.613% due 02/25/2047 ^~	44	38
Countrywide Home Loan Reperforming REMIC Trust 4.237% due 01/25/2034 ^~	79	64
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.746% due 04/25/2047 •	73	65
DOLP Trust 3.704% due 05/10/2041 ~	1,600	1,034
DROP Mortgage Trust
7.443% due 10/15/2043 •	1,000	861
7.943% due 10/15/2043 •	996	854
Extended Stay America Trust
6.894% due 07/15/2038 •	313	305
7.444% due 07/15/2038 •	554	540
GCT Commercial Mortgage Trust 6.893% due 02/15/2038 •	200	140
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~	200	160
HarborView Mortgage Loan Trust 4.063% due 06/19/2036 ^~	127	58
Independence Plaza Trust
3.911% due 07/10/2035	1,500	1,389
4.158% due 07/10/2035	200	184
4.356% due 07/10/2035	350	315
IndyMac INDX Mortgage Loan Trust
5.490% due 01/25/2037 ^•	70	59
5.670% due 07/25/2035 •	372	264
JP Morgan Chase Commercial Mortgage Securities Corp.
6.493% due 05/15/2034 •	730	723
7.503% due 05/15/2034 •	1,020	997
7.893% due 05/15/2034 •	900	879
JP Morgan Chase Commercial Mortgage Securities Trust
6.561% due 04/15/2038 •	365	356
6.943% due 03/15/2036 •	100	85
6.961% due 04/15/2038 •	900	871
7.033% due 06/15/2038 •	1,000	864
7.493% due 03/15/2036 •	1,600	1,307
8.293% due 03/15/2036 •	300	236
KREST Commercial Mortgage Securities Trust 3.024% due 11/05/2044 ~	2,000	1,239
MAD Mortgage Trust
3.478% due 08/15/2034 ~	1,580	1,346
4.108% due 08/15/2034 ~	1,057	840
Merrill Lynch Alternative Note Asset Trust 5.550% due 03/25/2037 •	799	236
MFT Trust
3.358% due 02/10/2042	100	71
3.392% due 08/10/2040 ~	1,180	762
Morgan Stanley Capital Trust
6.493% due 12/15/2036 •	1,480	1,117
6.993% due 12/15/2036 •	1,097	600
8.270% due 12/15/2038 •	1,500	1,370
Morgan Stanley Mortgage Loan Trust 5.470% due 06/25/2036 •	255	54
Natixis Commercial Mortgage Securities Trust 0.661% due 02/15/2039 ~(a)	23,885	612
NYO Commercial Mortgage Trust 7.806% due 11/15/2038 •	1,500	1,249
One New York Plaza Trust
6.143% due 01/15/2036 •	200	190
6.443% due 01/15/2036 •	1,000	935
Residential Accredit Loans, Inc. Trust
5.500% due 02/25/2036	243	193
6.000% due 06/25/2036 ^	143	114
6.000% due 06/25/2037 «	216	164
Residential Asset Securitization Trust
1.540% due 04/25/2037 •(a)	508	83
5.460% due 04/25/2037 •	508	98
SFO Commercial Mortgage Trust
6.993% due 05/15/2038 •	450	357
7.593% due 05/15/2038 •	450	346

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

Starwood Mortgage Trust
7.443% due 04/15/2034 •	1,000	966
7.498% due 11/15/2036 •	1,100	1,042
VASA Trust
6.943% due 07/15/2039 •	400	320
7.293% due 07/15/2039 •	400	299
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 11/25/2037 ^	135	112
Worldwide Plaza Trust
3.526% due 11/10/2036	100	84
3.715% due 11/10/2036 ~	1,250	911

Total Non-Agency Mortgage-Backed Securities (Cost $55,712)		47,899

ASSET-BACKED SECURITIES 10.9%
ACE Securities Corp. Home Equity Loan Trust 5.320% due 11/25/2036 •	499	211
Argent Securities Trust 5.450% due 07/25/2036 •	164	140
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.950% due 11/25/2034 •	300	273
Asset-Backed Securities Corp. Home Equity Loan Trust
3.682% due 01/25/2036 •	2,085	1,807
6.995% due 05/25/2035 •	403	364
Bear Stearns Asset-Backed Securities Trust
5.240% due 12/25/2034 •	266	258
5.430% due 11/25/2036 •	46	45
Centex Home Equity Loan Trust
5.600% due 06/25/2036 «•	2	1
6.080% due 09/25/2034 •	69	66
6.110% due 03/25/2035 •	204	193
Countrywide Asset-Backed Certificates Trust
5.585% due 01/25/2045 ^•	277	246
5.630% due 03/25/2047 ^•	226	197
EquiFirst Mortgage Loan Trust 6.950% due 04/25/2035 •	210	176
FHF Trust 2.290% due 03/15/2027	800	748
First Franklin Mortgage Loan Trust 4.234% due 03/25/2036 •	1,689	1,500
First Help Financial LLC 4.430% due 01/18/2028	584	570
GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049	916	804
4.950% due 07/20/2049	943	868
GSAA Home Equity Trust
5.290% due 03/25/2036 •	53	20
6.000% due 10/25/2037 ^«	46	40
6.948% due 06/25/2036 þ	225	62
Lehman XS Trust 5.490% due 10/25/2036 •	130	118
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048	146	106
Long Beach Mortgage Loan Trust 5.470% due 10/25/2036 •	761	237
MASTR Asset-Backed Securities Trust 6.050% due 10/25/2035 •	225	196
Merrill Lynch Mortgage Investors Trust 5.750% due 12/25/2036 •	1,472	1,378
Mosaic Solar Loan Trust 2.640% due 01/20/2053	634	542
New Century Home Equity Loan Trust 5.885% due 10/25/2035 •	1,800	1,469
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	1,168	1,031
4.320% due 09/25/2030	726	675
Residential Asset Mortgage Products Trust
4.793% due 10/25/2033 •	290	281
6.350% due 01/25/2035 ^•	887	811
Residential Asset Securities Corp. Trust 4.916% due 08/25/2034 •	120	115
Service Experts Issuer 2.670% due 02/02/2032	650	591
Specialty Underwriting & Residential Finance Trust 6.320% due 12/25/2035 •	189	182
Starwood Commercial Mortgage Trust 7.258% due 04/18/2038 •	400	373
Structured Asset Investment Loan Trust
5.850% due 04/25/2033 «•	29	28
6.125% due 05/25/2035 •	1,639	1,406
Structured Asset Securities Corp. Mortgage Loan Trust
5.440% due 07/25/2036 ^•	1,537	1,463
5.570% due 02/25/2037 •	110	107
Sunnova Sol Issuer LLC
2.790% due 02/22/2049	1,503	1,283
5.300% due 05/20/2050	1,095	1,060

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.400% due 04/30/2058		1,100	1,049
Sunrun Demeter Issuer 2.270% due 01/30/2057		695	556
Upstart Pass-Through Trust Series 3.800% due 04/20/2030		586	559

Total Asset-Backed Securities (Cost $26,058)			24,205

SOVEREIGN ISSUES 1.1%
Chile Government International Bond
2.750% due 01/31/2027		300	278
3.500% due 01/31/2034		300	265
Fondo MIVIVIENDA SA 4.625% due 04/12/2027		400	387
Mexico Government International Bond 2.250% due 08/12/2036	EUR	610	494
Romania Government International Bond 2.000% due 04/14/2033		200	155
Serbia Government International Bond 1.000% due 09/23/2028		300	254
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	7,540	416
Uruguay Government International Bond 4.975% due 04/20/2055		$100	97

Total Sovereign Issues (Cost $2,926)			2,346

		SHARES
PREFERRED SECURITIES 0.2%
FINANCIALS 0.2%
CaixaBank SA
5.875% due 10/09/2027 •(d)(e)		200,000	196
6.750% due 06/13/2024 •(d)(e)		200,000	212
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(d)		100,000	77

Total Preferred Securities (Cost $605)			485

SHORT-TERM INSTRUMENTS 1.7%
REPURCHASE AGREEMENTS (f) 1.7%			3,800

Total Short-Term Instruments (Cost $3,800)			3,800

Total Investments in Securities (Cost $308,483)			288,130

Total Investments 129.7% (Cost $308,483)			$288,130
Financial Derivative Instruments (h)(j) (0.2)%(Cost or Premiums, net $(2,048))			(399)
Other Assets and Liabilities, net (29.5)%			(65,497)

Net Assets 100.0%			$222,234

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security is an Interest Only ("IO") or IO Strip.
(b)				Security is not accruing income as of the date of this report.
(c)				Principal amount of security is adjusted for inflation.
(d)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)				Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.110%	06/30/2023	07/03/2023	$3,800	U.S. Treasury Notes 1.250% due 08/15/2031		$(3,879)	$3,800	$3,802

Total Repurchase Agreements							$(3,879)	$3,800	$3,802

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				5.180%	06/15/2023	07/13/2023	$(2,038)		$(2,043)
				5.180	06/22/2023	07/06/2023	(1,710)		(1,713)

Total Reverse Repurchase Agreements									$(3,756)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA					2.000%	08/01/2053	$750	$(615)	$(613)
Uniform Mortgage-Backed Security, TBA					2.500	07/01/2053	750	(639)	(636)
Uniform Mortgage-Backed Security, TBA					3.000	08/01/2053	500	(444)	(441)
Uniform Mortgage-Backed Security, TBA					5.500	07/01/2053	700	(700)	(696)

Total Short Sales (1.1)%								$(2,398)	$(2,386)

(g)				Securities with an aggregate market value of $3,703 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)				Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(1,429) at a weighted average interest rate of 4.975%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description				Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures				$110.750	07/21/2023	1	$1	$0	$0
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures				111.500	07/21/2023	4	4	(2)	(2)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	4	4	(1)	0
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	123.000	07/21/2023	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	1	1	(1)	0
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	6	15	(12)	(1)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	6	15	(12)	(22)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	6	15	(11)	(1)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	6	15	(12)	(23)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	8	20	(17)	(2)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	8	20	(17)	(35)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	3	8	(3)	(14)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	3	8	(2)	0
Call - CME 3-Month SOFR Active Contract September 2023 Futures	96.000	09/15/2023	6	15	(10)	(1)
Put - CME 3-Month SOFR Active Contract September 2023 Futures	96.000	09/15/2023	6	15	(11)	(21)
Call - CME 3-Month SOFR Active Contract September 2023 Futures	96.188	09/15/2023	8	20	(16)	(1)
Put - CME 3-Month SOFR Active Contract September 2023 Futures	96.188	09/15/2023	8	20	(16)	(32)

Total Written Options	$(143)	$(155)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	3	$438	$(4)	$0	$(3)
U.S. Treasury Long-Term Bond September Futures	09/2023	1	127	0	1	0

$(4)	$1	$(3)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	10	$(2,366)	$67	$0	$(1)
3-Month SOFR Active Contract December Futures	03/2025	4	(960)	18	1	0
3-Month SOFR Active Contract December Futures	03/2026	5	(1,207)	16	0	0
3-Month SOFR Active Contract June Futures	09/2024	6	(1,429)	35	0	0
3-Month SOFR Active Contract June Futures	09/2025	4	(964)	15	0	0
3-Month SOFR Active Contract March Futures	06/2024	7	(1,660)	45	0	0
3-Month SOFR Active Contract March Futures	06/2025	4	(962)	16	0	0
3-Month SOFR Active Contract March Futures	06/2026	4	(966)	12	0	0
3-Month SOFR Active Contract September Futures	12/2024	6	(1,434)	31	1	0
3-Month SOFR Active Contract September Futures	12/2025	4	(965)	14	0	0
U.S. Treasury 5-Year Note September Futures	09/2023	156	(16,707)	330	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	164	(18,412)	348	0	(23)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	6	(711)	8	0	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	7	(954)	(11)	0	(9)

$944	$2	$(35)

Total Futures Contracts	$940	$3	$(38)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	1.083%	EUR	200	$(1)	$0	$(1)	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.224	700	(10)	2	(8)	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.860	500	1	3	4	2	0

$(10)	$5	$(5)	$2	$0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/20/2033	GBP	1,600	$13	$116	$129	$13	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	16	6	22	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028		1,600,000	90	45	135	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		1,100,000	203	(88)	115	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		340,000	4	22	26	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		133,000	38	31	69	3	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	07/18/2023		$500	0	7	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/02/2023		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/04/2023		8,800	0	124	124	4	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/06/2023		500	0	7	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023		8,800	(30)	(164)	(194)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024		500	(1)	(12)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024		79,420	(126)	(87)	(213)	22	0
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024		46,970	(25)	38	13	14	0
Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024		1,300	(7)	(10)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024		5,300	(28)	(39)	(67)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024		2,200	(12)	(14)	(26)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		8,800	(1)	209	208	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2024		2,300	(115)	(20)	(135)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		4,400	0	103	103	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		40,910	(119)	(175)	(294)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		24,240	17	7	24	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		35,500	55	656	711	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		3,500	44	129	173	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		2,500	1	90	91	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026		250	0	24	24	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		200	0	(19)	(19)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027		100	0	(9)	(9)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		500	(1)	(48)	(49)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027		500	(1)	(51)	(52)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		100	0	10	10	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		250	0	(24)	(24)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		600	(1)	(55)	(56)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		550	0	54	54	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		2,200	(5)	(193)	(198)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		300	(1)	(26)	(27)	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

Receive(5)	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	500	0	47	47	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	2,000	(5)	(168)	(173)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027	400	0	38	38	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027	1,300	(3)	(111)	(114)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	400	(1)	(39)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	400	(1)	(33)	(34)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	400	(1)	(37)	(38)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	500	(2)	(42)	(44)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	500	(2)	(42)	(44)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	800	(3)	(48)	(51)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	800	(4)	(40)	(44)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	1,000	(5)	(52)	(57)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027	700	0	54	54	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027	2,000	(15)	(98)	(113)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	670	0	51	51	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	1,900	(14)	(92)	(106)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027	700	(5)	(32)	(37)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	600	(1)	11	10	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2027	500	(9)	70	61	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	13,880	(882)	(442)	(1,324)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	400	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	890	20	7	27	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	110	0	14	14	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	400	(1)	(46)	(47)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	150	0	(19)	(19)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	150	0	(18)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	200	(1)	(24)	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	500	(3)	(22)	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	500	(3)	(20)	(23)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	2,470	228	52	280	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	400	(1)	(7)	(8)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	400	(1)	(10)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	1,440	41	21	62	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	600	(2)	(6)	(8)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	1,900	(15)	354	339	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031	800	7	122	129	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	700	52	91	143	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	250	(1)	43	42	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	200	0	(33)	(33)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	150	0	(23)	(23)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	150	0	(24)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	100	0	(16)	(16)	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	250	(1)	(38)	(39)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	250	(1)	(36)	(37)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	200	(1)	(25)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	200	(1)	(29)	(30)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	350	(2)	(49)	(51)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	250	(1)	(34)	(35)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	200	(1)	(26)	(27)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	400	(3)	(18)	(21)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	200	(1)	2	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	10,620	(1,514)	36	(1,478)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	(1)	(3)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	200	(1)	(2)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	(1)	(3)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	200	(1)	(3)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	200	(1)	(2)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	200	(1)	(4)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	400	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	18,580	179	(51)	128	0	(48)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	300	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	11,110	(57)	(60)	(117)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	10	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,490	52	110	162	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	400	(2)	0	(2)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	100	(1)	28	27	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051	250	(3)	79	76	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	50	0	(15)	(15)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	50	(1)	(14)	(15)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	100	(30)	2	(28)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	200	(2)	(4)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	2,400	148	45	193	0	(23)
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	07/11/2023	200	0	(1)	(1)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	07/12/2023	110	0	1	1	0	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	07/12/2023	100	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	07/12/2023	400	0	(2)	(2)	0	0
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	07/12/2023	150	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	1.535	Maturity	07/15/2023	200	0	(2)	(2)	2	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2023	250	0	2	2	0	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/18/2023	500	0	(7)	(7)	0	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	07/18/2023	500	0	(3)	(3)	0	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	07/20/2023	100	0	1	1	0	0
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	07/20/2023	250	0	(2)	(2)	0	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	07/20/2023	150	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	07/20/2023	600	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	07/24/2023	150	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	1.815	Semi-Annual	07/24/2023	50	0	0	0	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/26/2023	150	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	1.867	Semi-Annual	07/26/2023	50	0	0	0	0	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/02/2023	100	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/04/2023	8,800	0	(123)	(123)	0	(4)
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	08/06/2023	250	0	3	3	0	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	08/10/2023	800	0	8	8	0	0
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2023	250	0	1	1	0	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	08/15/2023	550	0	4	4	0	0
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	08/15/2023	2,200	0	(13)	(13)	0	(1)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	3-Month USD-LIBOR	1.580	Semi-Annual	08/16/2023	300	0	(2)	(2)	0	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	08/17/2023	500	0	3	3	0	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	08/17/2023	2,000	0	(11)	(11)	0	(1)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	08/18/2023	200	0	(1)	(1)	0	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/24/2023	400	0	3	3	0	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	08/24/2023	1,300	0	(7)	(7)	0	(1)
Pay	3-Month USD-LIBOR	0.000	Quarterly	09/06/2023	500	0	(7)	(7)	0	0
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	09/16/2023	700	0	9	9	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	09/16/2023	2,400	0	29	29	1	0
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	09/23/2023	100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/11/2024	EUR	600	(1)	(10)	(11)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024	1,200	(3)	(18)	(21)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024	600	(1)	(9)	(10)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024	600	(1)	(9)	(10)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024	600	(1)	(10)	(11)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	700	(3)	(65)	(68)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	450	(2)	(42)	(44)	0	(2)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028	12,200	62	63	125	56	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033	500	(11)	(11)	(22)	0	(3)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	3,600	36	(42)	(6)	23	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	300	8	(7)	1	2	0

$(1,794)	$(333)	$(2,127)	$212	$(152)

Total Swap Agreements	$(1,804)	$(328)	$(2,132)	$214	$(152)

(i)	Securities with an aggregate market value of $526 and cash of $3,134 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	$1,785	MXN	32,863	$130	$0
08/2023	EUR	302	$332	2	0
08/2023	$4,473	AUD	6,617	0	(60)
08/2023	742	NZD	1,169	0	(24)
09/2023	466	KRW	590,482	0	(16)
BPS	08/2023	EUR	138	$148	0	(3)
08/2023	$311	EUR	287	3	0
08/2023	ZAR	568	$31	1	0
09/2023	IDR	4,575,159	304	1	0
BRC	08/2023	GBP	191	240	0	(3)
08/2023	$188	JPY	24,845	0	(14)
08/2023	ZAR	687	$37	1	0
09/2023	$1	IDR	8,183	0	0
CBK	08/2023	GBP	182	$226	0	(5)
08/2023	$755	CAD	1,007	6	0
08/2023	264	CLP	216,146	3	0
08/2023	275	EUR	254	2	0
08/2023	400	NOK	4,173	0	(11)
09/2023	KRW	5,788	$5	0	0
GLM	08/2023	$500	NOK	5,304	0	(5)
10/2023	ZAR	3,974	$213	4	0
JPM	08/2023	GBP	2,112	2,674	0	(8)
08/2023	$1,238	CAD	1,655	12	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

	08/2023		31	JPY	4,083		0	(2)
	08/2023		184	NOK	1,956		0	(2)
	09/2023		0	IDR	1,541		0	0
	10/2023		262	MXN	4,603		2	0
MBC	08/2023	EUR	15,585		$17,198		156	0
	09/2023		$858	KRW	1,094,581		0	(24)
MYI	07/2023	IDR	12,349		$1		0	0
	07/2023		$1	IDR	12,349		0	0
	08/2023		2,677	JPY	355,763		0	(196)
	09/2023	IDR	2,529,749		$169		1	0
	09/2023	KRW	2,909,445		2,228		11	0
	09/2023		$961	KRW	1,230,132		0	(24)
RBC	07/2023		410	MXN	7,882		50	0
	08/2023	GBP	408		$516		0	(3)
	08/2023	MXN	9,451		545		0	(2)
SCX	08/2023	NZD	1,610		979		0	(9)
	08/2023		$259	NZD	415		0	(4)
	09/2023	IDR	7,772,787		$519		3	0
	09/2023		$103	IDR	1,526,158		0	(1)
TOR	08/2023		1,236	JPY	163,850		0	(93)
UAG	08/2023	GBP	1,850		$2,338		0	(12)

Total Forward Foreign Currency Contracts							$388	$(521)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110%	07/26/2032	200	$32	$24
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	300	49	60
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.053	07/20/2023	3,200	19	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.053	07/20/2023	3,200	19	70
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	3,200	24	5
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	3,200	24	50
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	300	40	25
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	300	40	49

Total Purchased Options							$247	$283

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	500	$(2)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	500	(2)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	200	(1)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	100	(1)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	100	(1)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	100	(1)	0
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	100	0	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	100	(1)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	100	0	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	100	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	100	0	(1)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	100	(1)	(2)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/25/2023	1,400	(9)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.765	07/25/2023	1,400	(9)	(35)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	300	(2)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	500	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	500	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	500	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	500	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	500	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	500	(2)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	500	(4)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	500	(4)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	200	(1)	(4)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.468	07/25/2023	300	(7)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.468	07/25/2023	300	(7)	(19)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	100	0	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	200	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	200	(1)	(1)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.052	07/20/2023	1,400	(9)	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.052	07/20/2023	1,400	(9)	(31)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(6)
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.675	07/20/2023	300	(7)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.675	07/20/2023	300	(7)	(16)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	200	(1)	(1)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.537	07/20/2023	100	(7)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.537	07/20/2023	100	(7)	(12)

$(150)	$(212)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Cap (2)	3.018%	1-Day USD-SOFR Compounded-OIS	07/24/2024	3,200	$(24)	$(71)
Call - OTC 1-Year Interest Rate Cap(2)	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	(28)	(51)
Put - OTC 1-Year Interest Rate Floor (2)	3.018	1-Day USD-SOFR Compounded-OIS	07/24/2024	3,200	(24)	(1)
Put - OTC 1-Year Interest Rate Floor(2)	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	(28)	(7)

$(104)	$(130)

Total Written Options	$(254)	$(342)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.143%	$1,000	$(43)	$8	$0	$(35)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	CMBX.NA.AAA.14 Index	0.500%	Monthly	12/16/2072	$2,100	$(51)	$7	$0	$(44)

Total Swap Agreements	$(94)	$15	$0	$(79)

(k)

Securities with an aggregate market value of $442 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying security has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2023 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$939	$0	$939
Corporate Bonds & Notes
Banking & Finance	0	56,645	0	56,645
Industrials	0	17,158	0	17,158
Utilities	0	6,854	0	6,854
U.S. Government Agencies	0	105,017	0	105,017
U.S. Treasury Obligations	0	22,782	0	22,782
Non-Agency Mortgage-Backed Securities	0	47,735	164	47,899
Asset-Backed Securities	0	24,136	69	24,205
Sovereign Issues	0	2,346	0	2,346
Preferred Securities
Financials	0	485	0	485
Short-Term Instruments
Repurchase Agreements	0	3,800	0	3,800

Total Investments	$0	$287,897	$233	$288,130

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,386)	$0	$(2,386)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	217	0	217
Over the counter	0	671	0	671

	$0	$888	$0	$888
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(342)	0	(345)
Over the counter	0	(942)	0	(942)

	$(3)	$(1,284)	$0	$(1,287)

Total Financial Derivative Instruments	$(3)	$(396)	$0	$(399)

Totals	$(3)	$285,115	$233	$285,345

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Extended Duration Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 193.1% ¤
U.S. GOVERNMENT AGENCIES 11.6%
Fannie Mae
0.000% due 11/15/2030 (e)	$400	$292
2.348% due 01/25/2031 ~(a)	2,256	194
3.000% due 07/25/2043	534	440
3.790% due 01/01/2029	2,000	1,906
5.000% due 08/25/2033	23	23
5.500% due 04/25/2033 - 08/25/2035	49	48
6.000% due 12/25/2034	304	319
Fannie Mae, TBA
5.500% due 09/01/2053	5,800	5,771
6.000% due 08/01/2053	7,800	7,868
6.500% due 08/01/2053	12,000	12,246
Freddie Mac
0.000% due 01/15/2031 - 07/15/2031 (a)	500	360
0.000% due 03/15/2031 - 07/15/2032 (e)	9,300	6,546
0.000% due 01/15/2041 (b)(e)	2,955	2,262
3.000% due 04/15/2053	1,658	1,345
4.000% due 09/15/2054	848	764
4.442% due 11/25/2052 ~	4,713	4,498
5.500% due 02/15/2024	2	2
6.000% due 06/15/2035	490	521
Ginnie Mae 5.500% due 10/20/2037	236	241
Ginnie Mae, TBA
4.000% due 08/01/2053	11,100	10,512
4.500% due 08/01/2053	2,100	2,028
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	800	636
0.000% due 04/15/2030 (e)	4,100	3,043
Tennessee Valley Authority 4.625% due 09/15/2060	1,000	969
Tennessee Valley Authority STRIPS 0.000% due 09/15/2039	21,560	9,888
U.S. Small Business Administration 5.290% due 12/01/2027	23	23
Uniform Mortgage-Backed Security 4.000% due 08/01/2048	40	38
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2053	1,900	1,675
4.000% due 08/01/2053	300	282
4.500% due 08/01/2053	8,100	7,792
5.000% due 09/01/2053	4,700	4,609

Total U.S. Government Agencies (Cost $89,361)		87,141

U.S. TREASURY OBLIGATIONS 171.7%
U.S. Treasury Bonds
2.250% due 02/15/2052 (h)	5,500	3,977
2.500% due 02/15/2045 (h)	5,410	4,191
2.750% due 11/15/2047	1	1
3.000% due 11/15/2044 (h)	5,280	4,471
3.000% due 05/15/2045 (h)	5,150	4,353
3.000% due 08/15/2052 (h)	207,100	176,165
3.125% due 11/15/2041 (h)	14,750	12,997
3.125% due 08/15/2044 (h)	5,260	4,555
3.375% due 08/15/2042 (h)	28,200	25,610
3.625% due 02/15/2053 (h)	167,600	160,896
3.625% due 05/15/2053 (h)	58,500	56,233
3.875% due 02/15/2043 (h)	12,500	12,191
4.000% due 11/15/2042 (h)	53,400	53,083
4.000% due 11/15/2052 (h)	42,600	43,772
U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2032 (h)	7,518	6,914
U.S. Treasury Notes
3.875% due 05/15/2043 (h)	88,500	86,370
0.625% due 12/31/2027 (h)	10,100	8,633
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	31,800	20,745
0.000% due 08/15/2034 (a)	76,520	49,432
0.000% due 11/15/2034 (a)(j)	34,600	22,117
0.000% due 08/15/2035 (a)(j)	6,870	4,257
0.000% due 05/15/2036 (a)	52,000	31,250
0.000% due 11/15/2036 (a)	76,900	45,214

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2023 (Unaudited)

0.000% due 05/15/2037 (a)		54,350	31,334
0.000% due 08/15/2037 (a)		9,100	5,188
0.000% due 08/15/2041 (e)		14,800	7,235
0.000% due 02/15/2042 (e)(j)		9,500	4,511
0.000% due 05/15/2042 (e)(j)		9,700	4,547
0.000% due 05/15/2043 (e)		16,610	7,444
0.000% due 08/15/2043 (e)		75,900	33,817
0.000% due 02/15/2044 (e)		51,400	22,425
0.000% due 05/15/2044 (e)		88,500	38,204
0.000% due 08/15/2044 (e)(j)		1,500	640
0.000% due 11/15/2044 (e)(j)(l)		4,800	2,025
0.000% due 02/15/2045 (e)(j)		5,200	2,174
0.000% due 05/15/2045 (e)(j)		7,750	3,211
0.000% due 08/15/2046 (e)(j)		3,500	1,390
0.000% due 05/15/2048 (e)		77,000	29,140
0.000% due 08/15/2048 (e)(h)		153,800	57,840
0.000% due 11/15/2048 (e)(h)		172,400	64,648
0.000% due 02/15/2049 (e)		120,600	44,993
0.000% due 08/15/2049 (e)		72,300	26,620
0.000% due 11/15/2049 (e)		155,500	56,918
0.000% due 08/15/2050 (e)		35,600	12,720

Total U.S. Treasury Obligations (Cost $1,580,100)			1,294,451

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037		3,000	2,465
BAMLL Commercial Mortgage Securities Trust
6.250% due 04/15/2036 •		3,200	3,165
6.393% due 03/15/2034 •		1,500	1,479
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035		800	711
5.122% due 08/10/2035 ~		600	492
Bear Stearns ALT-A Trust 4.202% due 09/25/2035 ^~		113	70
BWAY Mortgage Trust 3.454% due 03/10/2033		3,000	2,781
ChaseFlex Trust 5.710% due 05/25/2037 •		1,295	1,229
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~		2,800	2,612
Commercial Mortgage Trust 3.942% due 04/10/2033 ~		2,500	2,127
Countrywide Home Loan Mortgage Pass-Through Trust 3.611% due 09/25/2047 ^~		80	71
DROP Mortgage Trust 6.343% due 10/15/2043 •		600	547
Extended Stay America Trust 6.274% due 07/15/2038 •		1,156	1,135
GS Mortgage Securities Corp. Trust 6.079% due 11/15/2036 •		1,750	1,710
GS Mortgage Securities Trust
3.722% due 10/10/2049 ~		1,800	1,552
3.932% due 10/10/2035 ~		800	707
Hilton USA Trust 4.333% due 11/05/2038 ~		1,000	927
JP Morgan Chase Commercial Mortgage Securities Trust 6.643% due 12/15/2031 •		762	679
JP Morgan Mortgage Trust
4.047% due 07/25/2035 ~		21	20
6.038% due 12/25/2049 •		92	88
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~		1,832	1,688
Structured Adjustable Rate Mortgage Loan Trust 5.470% due 10/25/2035 •		249	228
Towd Point Mortgage Funding 6.297% due 02/20/2054	GBP	1,124	1,428
VNDO Mortgage Trust 3.805% due 01/10/2035		$3,600	3,312
WaMu Mortgage Pass-Through Certificates Trust
4.706% due 01/25/2047 •		72	67
5.024% due 08/25/2046 •		2,365	1,950
5.476% due 10/25/2046 •		3	2

Total Non-Agency Mortgage-Backed Securities (Cost $36,796)			33,242

ASSET-BACKED SECURITIES 4.9%
ACE Securities Corp. Home Equity Loan Trust 5.945% due 01/25/2035 •		4,083	3,734
ACREC Ltd. 6.308% due 10/16/2036 •		1,655	1,632
Arbor Realty Commercial Real Estate Notes Ltd. 6.517% due 01/15/2037 •		1,950	1,918
Atlas Senior Loan Fund Ltd. 6.410% due 01/16/2030 •		1,125	1,120

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2023 (Unaudited)

BDS Ltd. 6.507% due 12/16/2036 •		700	687
Black Diamond CLO DAC 4.303% due 05/15/2032 •	EUR	2,200	2,349
CIT Mortgage Loan Trust 6.650% due 10/25/2037 •		$2,230	2,171
Countrywide Asset-Backed Certificates Trust 5.650% due 01/25/2046 ^•		3,958	3,696
Crestline Denali CLO Ltd. 6.413% due 10/23/2031 •		1,744	1,722
ECMC Group Student Loan Trust 5.900% due 02/27/2068 •		451	437
Fortress Credit Investments Ltd. 6.917% due 02/23/2039 •		2,400	2,317
Fremont Home Loan Trust 6.215% due 06/25/2035 •		1,424	1,349
JP Morgan Mortgage Acquisition Corp. 5.870% due 12/25/2035 •		445	442
LCM LP 6.290% due 10/20/2027 •		100	101
Lument Finance Trust, Inc. 6.363% due 06/15/2039 •		2,400	2,351
MASTR Asset-Backed Securities Trust 5.975% due 10/25/2034 •		1,302	1,241
MF1 LLC 7.226% due 06/19/2037 •		500	499
OZLM Ltd. 6.350% due 10/20/2031 •		1,000	985
Saranac CLO Ltd. 6.684% due 08/13/2031 •		1,800	1,779
SLM Student Loan Trust 5.855% due 10/25/2029 •		236	234
Sound Point CLO Ltd. 6.173% due 01/23/2029 •		670	669
Symphony Static CLO Ltd. 6.085% due 10/25/2029 •		497	492
Venture CLO Ltd.
6.240% due 07/20/2030 •		1,509	1,488
6.380% due 04/20/2032 •		2,200	2,167
Vibrant CLO Ltd.
6.290% due 09/15/2030 •		1,505	1,488
6.370% due 07/20/2032 •		300	295

Total Asset-Backed Securities (Cost $38,127)			37,363

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 6.338% due 05/04/2053		700	715
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	7,800	348

Total Sovereign Issues (Cost $1,355)			1,063

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (g) 0.2%			1,730

U.S. TREASURY BILLS 0.2%
5.242% due 08/17/2023 - 09/14/2023 (c)(d)(e)(l)		$1,291	1,279

Total Short-Term Instruments (Cost $3,009)			3,009

Total Investments in Securities (Cost $1,748,748)			1,456,269

		SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short Asset Portfolio		2,434,057	23,452
PIMCO Short-Term Floating NAV Portfolio III		12,235	119

Total Short-Term Instruments (Cost $24,440)			23,571

Total Investments in Affiliates (Cost $24,440)			23,571

Total Investments 196.2% (Cost $1,773,188)			$1,479,840
Financial Derivative Instruments (i)(k) (0.6)%(Cost or Premiums, net $(673))			(4,872)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Other Assets and Liabilities, net (95.6)%	(720,872)

Net Assets 100.0%	$754,096

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$1,730	U.S. Treasury Notes 4.625% due 06/30/2025	$(1,765)	$1,730	$1,730

Total Repurchase Agreements	$(1,765)	$1,730	$1,730

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	5.200%	06/30/2023	07/03/2023	$(41,752)	$(41,771)
BOS	4.630	06/28/2023	07/05/2023	(20,141)	(20,154)
5.110	06/20/2023	07/11/2023	(163,201)	(163,502)
5.130	06/30/2023	07/03/2023	(8,222)	(8,226)
5.160	06/27/2023	07/18/2023	(1,995)	(1,997)
5.180	06/14/2023	07/05/2023	(76,237)	(76,445)
BSN	5.170	06/20/2023	07/13/2023	(213,376)	(213,774)
5.180	05/04/2023	07/06/2023	(52,974)	(53,431)
DEU	5.180	06/29/2023	07/13/2023	(8,699)	(8,704)
JPS	5.100	06/30/2023	07/03/2023	(11,737)	(11,742)
5.130	06/22/2023	07/06/2023	(56,599)	(56,687)

Total Reverse Repurchase Agreements	$(656,433)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	5.160%	05/24/2023	07/10/2023	$(5,768)	$(5,801)
5.260	06/27/2023	08/25/2023	(6,572)	(6,577)

Total Sale-Buyback Transactions	$(12,378)

(h)	Securities with an aggregate market value of $12,359 and cash of $8,562 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(622,111) at a weighted average interest rate of 5.040%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(57) of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	$123.000	07/21/2023	9	$9	$(3)	$(1)
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	9	9	(5)	(2)

Total Written Options	$(8)	$(3)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2023	26	$(26,767)	$8	$20	$(11)
U.S. Treasury 2-Year Note September Futures	09/2023	473	(96,182)	1,140	15	(20)
U.S. Treasury 5-Year Note September Futures	09/2023	137	(14,672)	284	0	(6)
U.S. Treasury 10-Year Note September Futures	09/2023	1,167	(131,014)	2,062	0	(210)
U.S. Treasury Long-Term Bond September Futures	09/2023	1,310	(166,247)	53	0	(1,289)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	2,888	(342,048)	3,314	0	(1,106)

Total Futures Contracts	$6,861	$35	$(2,642)

SWAP AGREEMENTS:
INTEREST RATE SWAPS-196
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	07/21/2023	$10,500	$0	$(145)	$(145)	$0	$(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	3,400	(7)	(29)	(36)	1	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	55,800	121	(5,447)	(5,326)	31	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	600	(2)	(10)	(12)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	2,800	(10)	(69)	(79)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	800	(3)	(7)	(10)	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.487	Semi-Annual	06/23/2031	6,500	(15)	1,024	1,009	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	2,400	(11)	(2)	(13)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051	9,100	(386)	2,949	2,563	0	(75)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,100	(10)	(20)	(30)	11	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	11,600	(195)	3,174	2,979	0	(106)
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	2,400	0	(137)	(137)	1	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	500	0	(29)	(29)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	10,800	10	(631)	(621)	7	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	07/21/2023	$10,500	0	144	144	5	0
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	09/23/2023	6,500	0	71	71	2	0

Total Swap Agreements	$(508)	$836	$328	$69	$(196)

(j)	Securities with an aggregate market value of $16,040 and cash of $6,579 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability

BRC	08/2023		$272	JPY	35,953		$0	$(21)
CBK	07/2023	EUR	2,119		$2,274		0	(38)
JPM	08/2023	CAD	90		67		0	(1)
	08/2023	GBP	586		742		0	(2)
MYI	08/2023		$3,874	JPY	514,835		0	(283)
RBC	08/2023	GBP	113		$143		0	(1)
TOR	08/2023		$1,788	JPY	237,113		0	(135)
UAG	08/2023	GBP	513		$648		0	(3)

Total Forward Foreign Currency Contracts							$0	$(484)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	10,300	$626	$2,082

Total Purchased Options							$626	$2,082

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	1,700	$(6)	$(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	1,700	(6)	(5)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	2,400	(16)	(6)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	2,400	(16)	(2)
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	1,000	(7)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	1,000	(7)	0
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395	10/23/2023	49,900	(619)	(3,629)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,100	(3)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,100	(3)	(4)
FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	08/31/2023	1,900	(14)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	08/31/2023	1,900	(14)	(19)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	500	(1)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	500	(1)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	2,100	(7)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	2,100	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	3,700	(13)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	3,700	(13)	(15)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	1,200	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	1,200	(4)	(5)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	3,400	(11)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	3,400	(11)	(16)

Total Written Options							$(783)	$(3,733)

(l)

Securities with an aggregate market value of $1,562 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)							Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
U.S. Government Agencies	$0	$87,141	$0	$87,141
U.S. Treasury Obligations	0	1,294,451	0	1,294,451
Non-Agency Mortgage-Backed Securities	0	33,242	0	33,242
Asset-Backed Securities	0	37,363	0	37,363
Sovereign Issues	0	1,063	0	1,063
Short-Term Instruments
Repurchase Agreements	0	1,730	0	1,730
U.S. Treasury Bills	0	1,279	0	1,279

	$0	$1,456,269	$0	$1,456,269
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$23,571	$0	$0	$23,571

Total Investments	$23,571	$1,456,269	$0	$1,479,840

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20	84	0	104
Over the counter	0	2,082	0	2,082

	$20	$2,166	$0	$2,186
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(2,830)	0	(2,841)
Over the counter	0	(4,217)	0	(4,217)

	$(11)	$(7,047)	$0	$(7,058)

Total Financial Derivative Instruments	$9	$(4,881)	$0	$(4,872)

Totals	$23,580	$1,451,388	$0	$1,474,968

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.5% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$43	$12
1.500% due 07/09/2035 þ		29	8
Provincia de Buenos Aires 88.734% due 04/12/2025	ARS	1,170	2

Total Argentina (Cost $42)			22

AUSTRALIA 1.4%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Bastille Trust 6.093% due 09/05/2057 •		$45	45

SOVEREIGN ISSUES 1.4%
Australia Government International Bond
0.500% due 09/21/2026	AUD	3,400	2,027
0.750% due 11/21/2027 (h)		1,914	1,238
1.000% due 11/21/2031		600	315
1.250% due 05/21/2032		100	53
1.750% due 06/21/2051		50	19
4.500% due 04/21/2033		500	346

			3,998

Total Australia (Cost $4,739)			4,043

BRAZIL 0.6%
CORPORATE BONDS & NOTES 0.6%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (f)(i)		$653	1
Swiss Insured Brazil Power Finance SARL 9.850% due 07/16/2032	BRL	9,590	1,848

Total Brazil (Cost $2,657)			1,849

BULGARIA 0.5%
SOVEREIGN ISSUES 0.5%
Bulgaria Government International Bond 4.500% due 01/27/2033	EUR	1,400	1,517

Total Bulgaria (Cost $1,480)			1,517

CANADA 0.9%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$154	136
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	492

			628

SOVEREIGN ISSUES 0.7%
Canada Government Real Return Bond 3.000% due 12/01/2036 (h)	CAD	2,126	1,891

Total Canada (Cost $3,024)			2,519

CAYMAN ISLANDS 8.1%
ASSET-BACKED SECURITIES 7.7%
American Money Management Corp. CLO Ltd.
6.287% due 11/10/2030 •		$735	730
6.549% due 11/02/2030 •		777	774

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Anchorage Capital CLO Ltd. 6.400% due 07/15/2032 •		800	789
Apidos CLO 6.162% due 07/18/2029 •		790	784
Ares CLO Ltd.
6.310% due 01/15/2032 •		800	792
6.312% due 04/18/2031 •		800	792
6.323% due 04/22/2031 •		800	791
Atlas Senior Loan Fund Ltd. 6.350% due 01/15/2031 •		738	728
BDS Ltd. 6.507% due 12/16/2036 •		900	883
Benefit Street Partners CLO Ltd. 6.290% due 01/17/2032 •		900	890
Carlyle Global Market Strategies CLO Ltd. 6.353% due 04/22/2032 •		800	791
Carlyle U.S. CLO Ltd. 6.250% due 04/20/2031 •		800	790
CIFC Funding Ltd.
6.223% due 10/24/2030 •		762	756
6.262% due 04/18/2031 •		800	793
Elevation CLO Ltd. 6.205% due 10/25/2030 •		867	861
GPMT Ltd. 6.498% due 12/15/2036 •		900	870
Halseypoint CLO Ltd. 6.749% due 11/30/2032 •		800	793
LCM LP 6.135% due 07/19/2027 •		571	568
LCM Ltd. 6.330% due 04/20/2031 •		800	784
MF1 Multifamily Housing Mortgage Loan Trust 6.111% due 07/15/2036 •		124	122
MidOcean Credit CLO
6.329% due 01/29/2030 •		466	464
6.429% due 02/20/2031 •		794	786
Sculptor CLO Ltd. 6.530% due 01/15/2031 •		800	789
Sound Point CLO Ltd. 6.235% due 07/25/2030 •		810	801
Starwood Commercial Mortgage Trust 6.358% due 04/18/2038 •		800	771
THL Credit Wind River CLO Ltd. 6.340% due 04/15/2031 •		800	790
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •		800	778
Venture CLO Ltd.
6.140% due 04/15/2027 •		97	97
6.459% due 07/30/2032 •		900	885
Wind River CLO Ltd. 6.312% due 07/18/2031 •		797	788

			22,030

CORPORATE BONDS & NOTES 0.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		471	398
Sands China Ltd.
5.625% due 08/08/2025		200	195
5.900% due 08/08/2028		300	286

			879

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		300	307

Total Cayman Islands (Cost $23,580)			23,216

CHILE 0.7%
CORPORATE BONDS & NOTES 0.4%
Banco Santander Chile 2.700% due 01/10/2025		$1,100	1,053

SOVEREIGN ISSUES 0.3%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	645,000	779

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Chile (Cost $2,081)			1,832

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Government International Bond 3.190% due 04/15/2053	CNY	1,200	171

Total China (Cost $173)			171

COLOMBIA 0.4%
SOVEREIGN ISSUES 0.4%
Colombia Government International Bond
4.500% due 03/15/2029		$200	176
7.500% due 02/02/2034		1,100	1,078

Total Colombia (Cost $1,288)			1,254

CZECH REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	205
2.500% due 08/25/2028		900	38

Total Czech Republic (Cost $261)			243

DENMARK 2.7%
CORPORATE BONDS & NOTES 2.7%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	15,768	1,646
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		32,783	3,366
1.500% due 10/01/2053		2,308	255
Nykredit Realkredit AS
1.000% due 10/01/2050		14,401	1,481
1.500% due 10/01/2053		671	74
Realkredit Danmark AS
1.000% due 10/01/2050		4,370	460
1.500% due 10/01/2053		4,803	530

Total Denmark (Cost $11,159)			7,812

DOMINICAN REPUBLIC 0.1%
SOVEREIGN ISSUES 0.1%
Dominican Republic International Bond 6.500% due 02/15/2048		$500	433

Total Dominican Republic (Cost $570)			433

FRANCE 2.3%
CORPORATE BONDS & NOTES 1.2%
BNP Paribas SA
2.219% due 06/09/2026 •		$800	740
3.800% due 01/10/2024		1,000	988
Societe Generale SA
1.488% due 12/14/2026 •		600	528
2.797% due 01/19/2028 •		200	177
3.337% due 01/21/2033 •		400	321
6.446% due 01/10/2029 •		600	602

			3,356

SOVEREIGN ISSUES 1.1%
France Government International Bond
0.100% due 07/25/2031 (h)	EUR	819	869
0.500% due 05/25/2072		100	43
0.750% due 05/25/2052		2,600	1,547
1.500% due 05/25/2050		700	531

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

2.000% due 05/25/2048		300	259

			3,249

Total France (Cost $9,160)			6,605

GERMANY 1.7%
CORPORATE BONDS & NOTES 1.7%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	800	777
2.129% due 11/24/2026 •(j)		$500	445
2.625% due 12/16/2024	GBP	100	118
2.625% due 02/12/2026	EUR	600	620
3.035% due 05/28/2032 •(j)		$1,100	867
3.547% due 09/18/2031 •		200	166
3.729% due 01/14/2032 •(j)		900	681
3.961% due 11/26/2025 •		1,300	1,240

Total Germany (Cost $5,845)			4,914

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government International Bond 5.375% due 04/24/2032		$200	190

Total Guatemala (Cost $232)			190

HUNGARY 1.0%
SOVEREIGN ISSUES 1.0%
Hungary Government International Bond
6.250% due 09/22/2032		$1,000	1,027
6.750% due 09/25/2052		400	414
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		1,400	1,387

Total Hungary (Cost $2,795)			2,828

INDONESIA 0.8%
CORPORATE BONDS & NOTES 0.3%
Pertamina Persero PT 6.450% due 05/30/2044		$700	728

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond 8.375% due 03/15/2034	IDR	18,578,000	1,426

Total Indonesia (Cost $2,051)			2,154

IRELAND 1.7%
ASSET-BACKED SECURITIES 1.5%
Accunia European CLO DAC 4.127% due 07/15/2030 •	EUR	284	306
Aurium CLO DAC 3.907% due 01/16/2031 •		799	855
BlueMountain Fuji EUR CLO DAC 3.827% due 07/15/2030 •		457	490
Cairn CLO DAC 3.957% due 10/15/2031 •		400	428
CVC Cordatus Loan Fund DAC 3.827% due 10/15/2031 •		400	428
Dryden Euro CLO DAC 3.837% due 04/15/2033 •		250	267
Jubilee CLO DAC
3.787% due 04/15/2030 •		700	748
3.827% due 04/15/2031 •		300	320
Man GLG Euro CLO DAC 4.216% due 12/15/2031 •		400	428

			4,270

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$300	268

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

3.000% due 10/29/2028		300	260

			528

Total Ireland (Cost $5,364)			4,798

ISRAEL 0.7%
SOVEREIGN ISSUES 0.7%
Israel Government International Bond
1.500% due 11/30/2023	ILS	3,000	799
2.000% due 03/31/2027		2,100	530
4.500% due 01/17/2033		$800	789

Total Israel (Cost $2,307)			2,118

ITALY 7.9%
CORPORATE BONDS & NOTES 0.6%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	600	585
2.625% due 04/28/2025		300	307
UniCredit SpA
2.569% due 09/22/2026 •		$500	452
7.830% due 12/04/2023		500	503

			1,847

SOVEREIGN ISSUES 7.3%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		400	395
Italy Buoni Poliennali Del Tesoro 2.350% due 09/15/2024 (h)	EUR	18,844	20,696

			21,091

Total Italy (Cost $23,870)			22,938

IVORY COAST 0.5%
SOVEREIGN ISSUES 0.5%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	1,000	925
5.875% due 10/17/2031		600	550

Total Ivory Coast (Cost $1,524)			1,475

JAPAN 6.2%
CORPORATE BONDS & NOTES 0.7%
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		$400	398
6.540% (US0003M + 1.000%) due 09/11/2024 ~		700	701
Olympus Corp. 2.143% due 12/08/2026		200	178
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		800	804

			2,081

SOVEREIGN ISSUES 5.5%
Japan Government International Bond
0.005% due 10/01/2024	JPY	1,000,000	6,942
0.100% due 03/10/2028 (h)		243,159	1,776
0.100% due 03/10/2029 (h)		664,335	4,873
0.500% due 03/20/2049		199,000	1,169
0.700% due 12/20/2048		6,000	37
0.700% due 06/20/2051		168,000	1,014

			15,811

Total Japan (Cost $21,334)			17,892

KAZAKHSTAN 0.4%
CORPORATE BONDS & NOTES 0.4%
KazMunayGas National Co. JSC
3.500% due 04/14/2033		$900	699
5.750% due 04/19/2047		200	163
6.375% due 10/24/2048		200	172

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Kazakhstan (Cost $1,012)			1,034

LUXEMBOURG 0.8%
		SHARES
COMMON STOCKS 0.3%
Drillco Holding Lux SA «(d)		14,931	287
Drillco Holding Lux SA «(d)(j)		35,766	686

			973

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.5%
CPI Property Group SA 1.500% due 01/27/2031	EUR	200	119
FORESEA Holding SA 7.500% due 06/15/2030 «		$632	559
TMS Issuer SARL 5.780% due 08/23/2032		700	722

			1,400

Total Luxembourg (Cost $2,069)			2,373

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
2.480% due 01/28/2032		$200	167
4.550% due 04/21/2050		200	184

Total Malaysia (Cost $400)			351

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.750% due 10/12/2110		$200	179

Total Mexico (Cost $209)			179

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$300	291

Total Multinational (Cost $316)			291

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.4%
Prosus NV
1.207% due 01/19/2026	EUR	400	398
3.257% due 01/19/2027		$900	814

			1,212

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
EMF-NL Prime BV 3.977% due 04/17/2041 •	EUR	125	130
Eurosail PLC 4.677% due 10/17/2040 •		26	28

			158

Total Netherlands (Cost $1,524)			1,370

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	500	245

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total New Zealand (Cost $349)			245

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	400	242

Total Norway (Cost $291)			242

PERU 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,200	317

Total Peru (Cost $359)			317

PHILIPPINES 0.1%
SOVEREIGN ISSUES 0.1%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	20,000	361

Total Philippines (Cost $490)			361

POLAND 0.9%
SOVEREIGN ISSUES 0.9%
Poland Government International Bond
3.875% due 02/14/2033	EUR	1,500	1,626
4.250% due 02/14/2043		400	429
4.875% due 10/04/2033		$300	295
5.500% due 04/04/2053		200	202

Total Poland (Cost $2,522)			2,552

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy Trading LLC 2.250% due 07/12/2031		$200	168

Total Qatar (Cost $198)			168

REPUBLIC OF KOREA 0.4%
SOVEREIGN ISSUES 0.4%
Korea Government International Bond 3.250% due 06/10/2033	KRW	1,475,660	1,083

Total Republic of Korea (Cost $1,104)			1,083

ROMANIA 0.9%
SOVEREIGN ISSUES 0.9%
Romania Government International Bond
1.375% due 12/02/2029	EUR	360	305
1.750% due 07/13/2030		200	167
2.000% due 01/28/2032		400	321
2.000% due 04/14/2033		900	696
2.625% due 12/02/2040		100	67
2.750% due 04/14/2041		100	67
2.875% due 04/13/2042		300	202
6.625% due 09/27/2029		700	795

Total Romania (Cost $3,289)			2,620

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond 7.250% due 05/10/2034 ^(c)	RUB	38,500	155

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Russia (Cost $636)			155

SAUDI ARABIA 1.0%
CORPORATE BONDS & NOTES 0.3%
Saudi Arabian Oil Co. 3.500% due 04/16/2029		$900	831

SOVEREIGN ISSUES 0.7%
Saudi Government International Bond
3.250% due 10/22/2030		200	182
4.750% due 01/18/2028		800	794
4.875% due 07/18/2033		800	800
5.000% due 01/18/2053		300	278

			2,054

Total Saudi Arabia (Cost $2,980)			2,885

SERBIA 0.5%
SOVEREIGN ISSUES 0.5%
Serbia Government International Bond 3.125% due 05/15/2027	EUR	1,400	1,374

Total Serbia (Cost $1,552)			1,374

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Pfizer Investment Enterprises Pte. Ltd. 4.650% due 05/19/2030		$250	247

Total Singapore (Cost $250)			247

SOUTH AFRICA 0.0%
SOVEREIGN ISSUES 0.0%
South Africa Government International Bond 5.375% due 07/24/2044		$200	143

Total South Africa (Cost $197)			143

SOUTH KOREA 1.7%
SOVEREIGN ISSUES 1.7%
Korea Government International Bond
2.000% due 06/10/2031	KRW	718,630	483
2.375% due 12/10/2028		1,620,000	1,150
4.250% due 12/10/2032		3,713,240	2,944
5.500% due 03/10/2028		360,000	295

Total South Korea (Cost $5,349)			4,872

SPAIN 0.7%
CORPORATE BONDS & NOTES 0.1%
Banco Santander SA 1.849% due 03/25/2026		$200	179

SOVEREIGN ISSUES 0.6%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	217
Spain Government International Bond
1.450% due 10/31/2071		300	159
3.450% due 07/30/2066		1,300	1,293

			1,669

Total Spain (Cost $3,083)			1,848

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
Asian Development Bank 6.150% due 02/25/2030	INR	173,700	2,046

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Supranational (Cost $2,316)			2,046

SWITZERLAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Credit Suisse AG 7.500% due 02/15/2028		$1,200	1,276
UBS Group AG
0.650% due 01/14/2028 •	EUR	800	751
3.869% due 01/12/2029 •		$500	453
6.537% due 08/12/2033 •		250	256
7.750% due 03/01/2029 •	EUR	910	1,101

Total Switzerland (Cost $3,747)			3,837

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$200	211

Total United Arab Emirates (Cost $197)			211

UNITED KINGDOM 7.1%
CORPORATE BONDS & NOTES 1.9%
Antofagasta PLC 2.375% due 10/14/2030		$400	326
HSBC Holdings PLC
2.804% due 05/24/2032 •		1,000	809
4.041% due 03/13/2028 •		700	656
4.292% due 09/12/2026 •		600	577
John Lewis PLC 6.125% due 01/21/2025	GBP	100	122
NatWest Group PLC 5.076% due 01/27/2030 •		$300	287
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		700	706
Standard Chartered PLC
1.822% due 11/23/2025 •		600	561
2.678% due 06/29/2032 •		200	157
6.187% due 07/06/2027 (b)		700	701
6.296% due 07/06/2034 (b)		700	702

			5,604

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Alba PLC 5.075% due 11/25/2042 •	GBP	325	402
Avon Finance PLC 5.809% due 09/20/2048 •		415	526
Eurosail PLC 3.629% due 03/13/2045 •	EUR	28	31
Great Hall Mortgages PLC
3.702% due 06/18/2039 •		192	205
5.152% due 03/18/2039 •	GBP	206	260
5.166% due 06/18/2039 •		84	106
5.172% due 06/18/2038 •		57	72
Newgate Funding PLC 4.126% due 12/15/2050 •	EUR	251	264
Residential Mortgage Securities PLC 6.159% due 06/20/2070 •	GBP	356	454
Ripon Mortgages PLC 5.491% due 08/28/2056 •		1,836	2,323
Stratton Mortgage Funding PLC 5.279% due 07/20/2060		846	1,075
Towd Point Mortgage Funding
5.523% due 10/20/2051		452	575
5.841% due 07/20/2045 •		1,352	1,717

			8,010

SOVEREIGN ISSUES 2.4%
United Kingdom Gilt
0.125% due 03/22/2024 (h)		5,230	6,514
0.125% due 03/22/2051 (h)		203	205
0.625% due 11/22/2042 (h)		246	297

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

1.250% due 07/31/2051	10	6

		7,022

Total United Kingdom (Cost $22,732)		20,636

UNITED STATES 67.3%
ASSET-BACKED SECURITIES 3.0%
ACE Securities Corp. Home Equity Loan Trust 6.050% due 12/25/2034 •	$105	94
Argent Securities Trust
5.450% due 07/25/2036 •	649	172
5.630% due 07/25/2036 •	812	215
Asset-Backed Funding Certificates Trust 5.310% due 01/25/2037 •	413	240
Bear Stearns Asset-Backed Securities Trust
5.390% due 06/25/2047 •	172	171
5.885% due 09/25/2035 •	527	524
5.950% due 09/25/2046 •	66	61
Countrywide Asset-Backed Certificates Trust
4.473% due 07/25/2036 «~	13	12
5.370% due 09/25/2037 ^•	55	55
5.870% due 07/25/2034 •	68	67
Credit Suisse First Boston Mortgage Securities Corp. 4.599% due 01/25/2032 •	9	8
Credit-Based Asset Servicing & Securitization LLC 5.370% due 07/25/2037 •	180	119
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.287% due 03/25/2037 ^þ	883	337
Fieldstone Mortgage Investment Trust 5.458% due 11/25/2036 •	920	535
First Franklin Mortgage Loan Trust 6.425% due 07/25/2034 •	95	93
Fortress Credit Investments Ltd. 6.917% due 02/23/2039 •	800	773
GSAA Home Equity Trust 6.050% due 08/25/2037 •	36	35
GSAMP Trust
5.240% due 01/25/2037 •	139	81
5.300% due 12/25/2046 •	600	302
5.690% due 04/25/2036 •	606	381
HSI Asset Securitization Corp. Trust 5.590% due 12/25/2036 •	502	135
JP Morgan Mortgage Acquisition Trust 5.310% due 08/25/2036 «•	3	1
Massachusetts Educational Financing Authority 6.205% due 04/25/2038 •	18	18
MASTR Asset-Backed Securities Trust 5.630% due 03/25/2036 •	509	313
Merrill Lynch Mortgage Investors Trust
5.370% due 08/25/2037 •	453	235
5.584% due 04/25/2037 •	619	306
Morgan Stanley ABS Capital, Inc. Trust
5.240% due 01/25/2037 •	485	222
5.290% due 10/25/2036 •	535	233
5.290% due 11/25/2036 •	192	91
5.370% due 11/25/2036 •	192	91
5.380% due 10/25/2036 •	709	375
5.795% due 09/25/2035 «•	6	6
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036 þ	478	195
SMB Private Education Loan Trust 6.517% due 02/16/2055 •	567	563
Specialty Underwriting & Residential Finance Trust 3.700% due 02/25/2037 ^þ	485	189
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035	200	201
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	1,100	1,069

		8,518

CORPORATE BONDS & NOTES 3.6%
Bank of America Corp. 3.384% due 04/02/2026 •	200	192
Bayer U.S. Finance LLC 6.562% (US0003M + 1.010%) due 12/15/2023 ~	600	599
Broadcom, Inc. 2.450% due 02/15/2031	400	326
Charter Communications Operating LLC
3.750% due 02/15/2028	1,100	1,009
3.950% due 06/30/2062	600	370
Credit Suisse AG AT1 Claim ^	400	16
CVS Pass-Through Trust 7.507% due 01/10/2032	1,027	1,071

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Dell International LLC 6.020% due 06/15/2026		200	203
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		100	79
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	200	243
3.370% due 11/17/2023		$300	297
3.375% due 11/13/2025		400	372
4.053% due 11/15/2023 •	EUR	100	109
GA Global Funding Trust 2.250% due 01/06/2027		$200	177
GLP Capital LP 5.250% due 06/01/2025		200	196
Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	500	449
3.615% due 03/15/2028 •		$100	94
Hyatt Hotels Corp. 1.300% due 10/01/2023		200	198
JPMorgan Chase & Co. 4.080% due 04/26/2026 •		900	875
Las Vegas Sands Corp. 2.900% due 06/25/2025		300	282
Morgan Stanley 2.630% due 02/18/2026 •		500	474
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		300	240
Organon & Co. 2.875% due 04/30/2028	EUR	300	285
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	86
3.150% due 01/01/2026		100	93
3.500% due 06/15/2025		100	95
4.000% due 12/01/2046		100	67
4.550% due 07/01/2030		100	91
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,200	1,154
Rio Oil Finance Trust 9.250% due 07/06/2024		325	329
Southern California Edison Co. 5.922% (SOFRRATE + 0.830%) due 04/01/2024 ~		200	200

			10,271

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 7.467% due 03/15/2027		297	230

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025		300	280

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
Adjustable Rate Mortgage Trust 3.773% due 01/25/2035 «~		6	6
Banc of America Funding Trust
4.381% due 05/25/2035 ~		51	48
5.570% due 04/25/2037 ^•		49	41
5.577% due 04/20/2047 ^•		56	45
6.000% due 07/25/2037 ^		146	119
Banc of America Mortgage Trust 6.000% due 10/25/2036 ^«		54	43
Barclays Commercial Mortgage Securities Trust 6.193% due 07/15/2037 •		800	783
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		775	654
BCAP LLC Trust 5.570% due 05/25/2047 •		173	159
Bear Stearns Adjustable Rate Mortgage Trust
4.027% due 04/25/2034 «~		70	64
4.439% due 02/25/2034 ~		4	4
4.791% due 08/25/2035 «~		3	3
6.800% due 02/25/2036 «•		14	13
Bear Stearns ALT-A Trust
3.859% due 09/25/2035 ^~		191	79
4.195% due 05/25/2035 ~		61	57
BWAY Mortgage Trust 6.443% due 09/15/2036 •		800	752
BX Commercial Mortgage Trust 5.923% due 10/15/2036 •		671	650
Chase Mortgage Finance Trust
3.962% due 03/25/2037 ^~		126	117
4.529% due 07/25/2037 ~		23	17
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~		338	273

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

3.928% due 05/25/2035 ~	19	19
4.041% due 04/25/2037 ^~	131	111
Countrywide Alternative Loan Trust
3.706% due 06/25/2037 ~	141	106
5.367% due 07/20/2046 ^•	67	54
5.500% due 10/25/2035 ^«	14	10
5.500% due 02/25/2036 ^«	32	19
6.000% due 01/25/2037 ^	248	202
6.000% due 02/25/2037 ^	493	204
6.000% due 05/25/2037 ^	424	206
6.250% due 12/25/2036 ^•	380	179
6.500% due 08/25/2037 ^	308	135
8.000% due 10/25/2036 ^«	21	15
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037 ^	107	53
6.250% due 09/25/2036 ^	192	76
Countrywide Home Loan Reperforming REMIC Trust 5.490% due 06/25/2035 •	92	85
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	164	133
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 ^þ	193	168
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.725% due 10/25/2033 «~	4	4
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	171	138
2.500% due 01/25/2052 ~	792	640
2.500% due 02/25/2052 ~	339	274
3.000% due 08/26/2052 ~	919	776
3.000% due 09/25/2052 ~	1,417	1,196
GSR Mortgage Loan Trust 4.031% due 05/25/2037 ^«~	11	6
HarborView Mortgage Loan Trust
4.720% due 02/25/2036 ^«~	23	8
Impac Secured Assets Trust 4.426% due 07/25/2035 «~	46	39
IndyMac INDX Mortgage Loan Trust
3.717% due 06/25/2036 ~	151	130
3.916% due 12/25/2034 ~	3	3
5.630% due 07/25/2035 •	5	5
JP Morgan Alternative Loan Trust
3.790% due 12/25/2036 «~	14	13
4.414% due 05/25/2037 ^~	191	174
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	690	559
3.000% due 12/25/2051 ~	683	577
3.000% due 01/25/2052 ~	1,358	1,146
3.000% due 03/25/2052 ~	1,440	1,216
3.000% due 04/25/2052 ~	1,322	1,115
3.000% due 05/25/2052 ~	1,729	1,457
4.078% due 10/25/2035 ^~	164	132
4.086% due 02/25/2035 «~	2	2
Lehman Mortgage Trust 6.000% due 09/25/2037 ^	92	85
Manhattan West Mortgage Trust 2.130% due 09/10/2039	800	684
Merrill Lynch Mortgage Investors Trust
3.738% due 03/25/2036 ^~	74	42
5.570% due 02/25/2036 •	16	15
Morgan Stanley Mortgage Loan Trust
4.208% due 09/25/2035 ^~	103	37
4.271% due 05/25/2036 ^~	143	84
5.750% due 02/25/2036 ^«•	20	18
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	513	474
2.750% due 11/25/2059 ~	482	444
NYO Commercial Mortgage Trust 6.356% due 11/15/2038 •	900	820
OBX Trust 2.500% due 10/25/2051 ~	783	632
PMT Loan Trust 2.500% due 07/25/2051 ~	772	623
Prime Mortgage Trust
5.650% due 02/25/2035 •	54	53
6.000% due 06/25/2036 ^«	3	2
Residential Accredit Loans, Inc. Trust
5.000% due 09/25/2036 ^«	42	31
5.350% due 05/25/2037 •	268	234
5.410% due 02/25/2037 «•	4	13
5.430% due 01/25/2037 •	95	100
5.490% due 12/25/2036 •	159	152
5.530% due 07/25/2036 •	213	183
5.550% due 11/25/2036 ^•	144	102
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^«	14	10

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Starwood Mortgage Trust 6.243% due 04/15/2034 •	800	785
Structured Adjustable Rate Mortgage Loan Trust
3.853% due 04/25/2036 ^~	104	63
5.470% due 10/25/2035 •	60	55
Structured Asset Mortgage Investments Trust
5.550% due 05/25/2036 •	223	179
5.570% due 05/25/2036 •	17	12
Structured Asset Securities Corp. 5.430% due 01/25/2036 •	138	109
Structured Asset Securities Corp. Mortgage Loan Trust 5.440% due 10/25/2036 •	304	255
SunTrust Adjustable Rate Mortgage Loan Trust 4.078% due 02/25/2037 ^~	75	65
Thornburg Mortgage Securities Trust 5.890% due 09/25/2034 •	14	13
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	434	376
2.710% due 01/25/2060 ~	386	356
2.900% due 10/25/2059 ~	1,573	1,447
UWM Mortgage Trust 2.500% due 11/25/2051 ~	979	790
WaMu Mortgage Pass-Through Certificates Trust
3.633% due 12/25/2036 ^~	166	144
3.712% due 10/25/2036 ^~	310	271
5.376% due 08/25/2042 •	3	3
5.710% due 11/25/2045 •	54	50
5.930% due 10/25/2044 •	46	42
Washington Mutual Mortgage Pass-Through Certificates Trust
5.470% due 02/25/2037 ^•	330	251
5.500% due 11/25/2035 ^	60	52
6.500% due 08/25/2035 ^«	54	47

		25,515

U.S. GOVERNMENT AGENCIES 39.0%
Export-Import Bank of the United States 1.581% due 11/16/2024	969	939
Fannie Mae
3.000% due 03/01/2060	303	268
3.500% due 01/01/2059	686	626
5.550% due 06/25/2036 •	19	19
Fannie Mae, TBA
5.500% due 09/01/2053	14,300	14,230
6.000% due 08/01/2053	10,600	10,692
6.500% due 07/01/2053 - 08/01/2053	22,300	22,769
Freddie Mac
0.000% due 01/15/2038 ~(a)	298	12
4.348% due 01/15/2038 •	298	289
Ginnie Mae 3.000% due 07/20/2046 - 05/20/2047	9	8
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	1,691	1,382
2.500% due 02/01/2051 - 01/01/2052	1,149	979
3.000% due 02/01/2027 - 09/01/2042	25	24
3.500% due 01/01/2026 - 07/01/2050	575	536
4.000% due 01/01/2037 - 06/01/2050	314	297
4.500% due 10/01/2023 - 08/01/2041	125	125
5.000% due 08/01/2033 - 10/01/2041	67	67
5.500% due 07/01/2035 - 02/01/2041	68	69
6.000% due 06/01/2026 - 09/01/2039	161	164
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2053	4,400	3,737
3.000% due 08/01/2053	300	264
3.500% due 08/01/2053	1,400	1,277
4.000% due 08/01/2053	10,665	10,019
4.500% due 08/01/2053	21,500	20,682
5.000% due 08/01/2053	10,800	10,585
6.000% due 07/01/2053	11,700	11,804

		111,863

U.S. TREASURY OBLIGATIONS 12.6%
U.S. Treasury Bonds
1.625% due 11/15/2050	1,600	995
1.875% due 02/15/2041	5,000	3,635
2.875% due 05/15/2052	200	166
4.000% due 11/15/2052	600	616
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2025	2,173	2,067
0.125% due 07/15/2030 (m)	592	531
0.125% due 07/15/2031	3,169	2,812
0.125% due 01/15/2032	1,423	1,253
0.250% due 01/15/2025	2,306	2,211
0.500% due 01/15/2028	4,920	4,603
0.625% due 07/15/2032	209	192

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

1.125% due 01/15/2033		2,648	2,539
2.500% due 01/15/2029 (m)		5,440	5,605
3.875% due 04/15/2029 (m)		738	816
U.S. Treasury Notes
2.750% due 07/31/2027 (o)		2,500	2,357
2.875% due 04/30/2025 (m)(o)		5,200	5,008
3.500% due 02/15/2033		500	487
4.000% due 02/29/2028		300	298

			36,191

Total United States (Cost $203,511)			192,868

SHORT-TERM INSTRUMENTS 4.7%
COMMERCIAL PAPER 0.2%
Conagra Brands, Inc. 5.750% due 07/05/2023		$700	699

REPURCHASE AGREEMENTS (k) 0.4%			1,191

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (e)(f)	ARS	17,450	36

HUNGARY TREASURY BILLS 0.6%
16.220% due 07/06/2023 (f)(g)	HUF	587,000	1,716

JAPAN TREASURY BILLS 3.5%
(0.185)% due 08/21/2023 - 09/04/2023 (e)(f)	JPY	1,450,000	10,051

Total Short-Term Instruments (Cost $14,033)			13,693

Total Investments in Securities (Cost $400,251)			368,824

		SHARES
INVESTMENTS IN AFFILIATES 5.1%
SHORT-TERM INSTRUMENTS 5.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.1%
PIMCO Short Asset Portfolio		23,283	224
PIMCO Short-Term Floating NAV Portfolio III		1,475,277	14,344

Total Short-Term Instruments (Cost $14,576)			14,568

Total Investments in Affiliates (Cost $14,576)			14,568

Total Investments 133.6% (Cost $414,827)			$383,392
Financial Derivative Instruments (l)(n) (0.4)%(Cost or Premiums, net $(415))			(1,552)
Other Assets and Liabilities, net (33.2)%			(94,906)

Net Assets 100.0%			$286,933

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Security is not accruing income as of the date of this report.
(d)								Security did not produce income within the last twelve months.
(e)								Coupon represents a weighted average yield to maturity.
(f)								Zero coupon security.
(g)								Coupon represents a yield to maturity.
(h)								Principal amount of security is adjusted for inflation.
(i)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)								RESTRICTED SECURITIES:
Issuer Description						Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG 2.129% due 11/24/2026						11/17/2020		$500	$445	0.16%
Deutsche Bank AG 3.035% due 05/28/2032						05/28/2021 - 10/21/2021		1,105	867	0.30
Deutsche Bank AG 3.729% due 01/14/2032						01/20/2021 - 01/28/2021		902	681	0.24
Drillco Holding Lux SA						06/08/2023		715	686	0.24

								$3,222	$2,679	0.94%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.800%	05/12/2023	TBD(2)	GBP	125	United Kingdom Gilt 1.750% due 01/22/2049		$(151)	$159	$160
FICC	2.400	06/30/2023	07/03/2023		$1,032	U.S. Treasury Notes 4.625% due 06/30/2025		(1,053)	1,032	1,032

Total Repurchase Agreements								$(1,204)	$1,191	$1,192

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (7.4)%
U.S. Government Agencies (7.4)%
Fannie Mae, TBA						2.000%	07/01/2038	$4,300	$(3,831)	$(3,811)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2053	21,500	(17,639)	(17,564)

Total Short Sales (7.4)%									$(21,470)	$(21,375)

(1)								Includes accrued interest.
(2)								Open maturity repurchase agreement.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(656) at a weighted average interest rate of 4.390%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	1	$1	$0	$0
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	111.500	07/21/2023	2	2	(1)	(1)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	2	2	(1)	0
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	6	15	(5)	(28)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	6	15	(5)	(1)

Total Written Options	$(12)	$(30)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	89	$21,112	$(4)	$5	$0
U.S. Treasury Long-Term Bond September Futures	09/2023	1	127	0	1	0

$(4)	$6	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	29	$(6,905)	$11	$0	$0
3-Month SOFR Active Contract September Futures	12/2024	60	(14,347)	0	3	0
Australia Government 3-Year Bond September Futures	09/2023	20	(1,407)	8	7	0
Australia Government 10-Year Bond September Futures	09/2023	18	(1,393)	7	17	0
Canada Government 10-Year Bond September Futures	09/2023	4	(370)	6	0	(3)
Euro-Bobl September Futures	09/2023	150	(18,939)	273	82	0
Euro-BTP Italy Government Bond September Futures	09/2023	72	(8,222)	77	20	0
Euro-BTP September Futures	09/2023	84	(10,643)	(92)	85	(3)
Euro-Bund September Futures	09/2023	1	(146)	1	1	0
Euro-Oat September Futures	09/2023	139	(19,475)	154	149	(11)
Euro-Schatz September Futures	09/2023	231	(26,429)	75	44	0
Japan Government 10-Year Bond September Futures	09/2023	8	(8,236)	(29)	6	(3)
U.S. Treasury 2-Year Note September Futures	09/2023	7	(1,423)	22	0	0
U.S. Treasury 5-Year Note September Futures	09/2023	158	(16,921)	328	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	2	(225)	4	0	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	41	(4,856)	59	0	(12)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	8	(1,090)	(13)	0	(10)
United Kingdom Long Gilt September Futures	09/2023	59	(7,141)	78	50	0

$969	$464	$(42)

Total Futures Contracts	$965	$470	$(42)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)	Quarterly	06/20/2033	$54,000	$736	(567)	$169	$0	$(180)
iTraxx Europe Main 39 10-Year Index	(1.000)	Quarterly	06/20/2033	EUR	4,000	93	(56)	37	0	(11)

$829	$(623)	$206	$0	$(191)

CREDIT DEFAULT SWAPS ON CREDIT INDICES – SELL PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed Recieve Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$27,600	$303	$120	$423	$37	$0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/20/2025	GBP	2,700	$23	$99	$122	$9	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/20/2028		3,700	(18)	(235)	(253)	0	(23)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		19,800	(580)	(1,020)	(1,600)	0	(162)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		700	(23)	(61)	(84)	0	(7)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/15/2028	INR	538,923	79	(29)	50	0	(12)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		81,900	29	(18)	11	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	JPY	540,000	(14)	(42)	(56)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2029		24,000	(1)	(2)	(3)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		2,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		230,000	(51)	(8)	(59)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		1,140,000	0	(194)	(194)	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		270,000	46	71	117	10	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	03/15/2028	SGD	1,720	11	(32)	(21)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/25/2023		$3,900	0	(55)	(55)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/31/2023		11,450	0	(164)	(164)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/15/2023		15,300	0	(218)	(218)	0	(7)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024		2,800	0	12	12	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024		2,800	7	(22)	(15)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		7,200	(345)	90	(255)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		7,400	0	(171)	(171)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		3,900	(47)	237	190	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		4,550	(51)	273	222	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		8,800	(1)	92	91	0	(4)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		8,800	1	(104)	(103)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		11,400	(27)	184	157	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		29,400	50	287	337	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		1,900	(1)	22	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.959	Semi-Annual	05/31/2025		6,900	(352)	638	286	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		9,600	36	158	194	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		22,300	(76)	118	42	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		12,700	3	639	642	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		1,100	(1)	104	103	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		15,600	(134)	1,777	1,643	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		1,400	54	105	159	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		2,120	163	20	183	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	500	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	5,000	58	93	151	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.752	Annual	10/03/2028	1,600	0	(2)	(2)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.850	Annual	10/03/2028	1,600	0	4	4	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	10/05/2028	1,600	0	2	2	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	4,100	3	(489)	(486)	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	3,408	(40)	30	(10)	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	0	(25)	(25)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	1,400	(2)	(166)	(168)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	3,510	(344)	(178)	(522)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029	2,000	0	(36)	(36)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029	2,000	0	11	11	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	200	(1)	(9)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	900	(6)	(36)	(42)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	500	(2)	(8)	(10)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	700	(3)	(6)	(9)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031	5,100	(8)	(787)	(795)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031	1,200	(20)	223	203	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	400	48	8	56	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032	1,600	(1)	76	75	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032	1,700	0	76	76	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032	2,500	0	109	109	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032	1,900	19	64	83	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032	1,210	0	52	52	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032	1,300	0	54	54	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032	1,800	0	71	71	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032	1,000	0	36	36	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032	1,300	0	47	47	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,534	(8)	1	(7)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.445	Annual	10/03/2038	1,200	0	0	0	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.533	Annual	10/03/2038	1,200	0	(12)	(12)	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.490	Annual	10/05/2038	1,300	0	(6)	(6)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051	200	12	(68)	(56)	2	0
Pay(4)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051	1,900	128	(627)	(499)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051	300	15	(97)	(82)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	1,500	387	17	404	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	300	26	(2)	24	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	1,520	(92)	(33)	(125)	15	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.165	Annual	10/03/2053	400	0	1	1	4	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.240	Annual	10/03/2053	400	0	7	7	4	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.203	Annual	10/05/2053	400	0	4	4	4	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,200	30	0	30	13	0
Pay	1-Year BRL-CDI	6.745	Maturity	01/02/2025	BRL	3,500	34	(82)	(48)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	CAD	2,100	45	(154)	(109)	2	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		600	(7)	(40)	(47)	1	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		3,200	18	(370)	(352)	14	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		1,900	1	69	70	0	(11)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		100	10	(25)	(15)	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,500	(19)	(223)	(242)	0	(5)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,600	(3)	(104)	(107)	0	(4)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		1,200	0	(81)	(81)	0	(3)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		1,100	0	(73)	(73)	0	(3)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		800	0	(53)	(53)	0	(2)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027	CNY	17,900	25	(39)	(14)	0	(5)
Receive	3-Month CNY-CNREPOFIX	3.000	Quarterly	03/15/2028		8,600	(1)	(32)	(33)	0	(2)
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028		8,700	1	(21)	(20)	0	(2)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2028	KRW	16,435,330	76	(223)	(147)	0	(32)
Receive	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2033		392,482	3	1	4	1	0
Receive(5)	3-Month KRW-KORIBOR	3.250	Quarterly	09/20/2033		1,774,300	15	3	18	5	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	250	0	(6)	(6)	0	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		16,600	(48)	(133)	(181)	0	(7)
Pay(5)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		8,500	(2)	(29)	(31)	0	(7)
Pay(5)	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		8,200	(1)	(6)	(7)	0	(7)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		2,400	(21)	(38)	(59)	0	(5)
Pay	3-Month NZD-BBR	3.250	Semi-Annual	03/21/2028		1,800	196	(256)	(60)	0	(4)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	41,100	74	(211)	(137)	0	(1)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	96,130	(8)	32	24	1	0
Pay	3-Month USD-LIBOR	4.433	Quarterly	07/06/2023		$8,800	0	(6)	(6)	0	0
Pay	3-Month USD-LIBOR	4.789	Quarterly	07/07/2023		2,800	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	07/20/2023		200	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/20/2023		1,400	0	(8)	(8)	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/25/2023		3,900	0	55	55	2	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/31/2023		11,450	0	164	164	5	0
Receive	3-Month USD-LIBOR	4.433	Quarterly	09/06/2023		8,800	0	27	27	1	0
Receive	3-Month USD-LIBOR	4.789	Quarterly	09/07/2023		2,800	0	6	6	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/15/2023		15,600	0	226	226	7	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	09/15/2023		300	0	(4)	(4)	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/15/2023		1,100	0	12	12	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/15/2023		4,100	0	(44)	(44)	0	(1)
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	09/15/2023		1,900	0	(18)	(18)	0	(1)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,700	(5)	(102)	(107)	0	(6)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		3,800	(29)	506	477	19	0
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		700	(1)	(3)	(4)	0	(2)
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		14,700	(19)	29	10	0	(46)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		6,700	49	(100)	(51)	0	(47)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		2,800	10	(75)	(65)	0	(19)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024	EUR	2,700	(5)	(42)	(47)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		1,400	(3)	(22)	(25)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		4,000	(9)	(62)	(71)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		900	(3)	(12)	(15)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		800	(1)	(12)	(13)	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		800	(1)	(12)	(13)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		1,400	(3)	(23)	(26)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		300	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		300	(1)	(13)	(14)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		6,500	(212)	(122)	(334)	0	(7)
Pay(5)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025		400	1	(4)	(3)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		12,120	81	(82)	(1)	0	(27)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		400	(2)	(42)	(44)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		900	(5)	(96)	(101)	0	(3)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		600	(4)	(63)	(67)	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,000	(4)	(94)	(98)	0	(4)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		500	(2)	(47)	(49)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028		30,100	(225)	(83)	(308)	0	(139)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		5,390	(56)	(14)	(70)	10	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		48,000	(191)	269	78	0	(305)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		300	(19)	104	85	2	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		1,140	(62)	(27)	(89)	0	(7)
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		150	13	54	67	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	48	55	0	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		9,600	105	(77)	28	68	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	3,100	(14)	23	9	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		5,300	(15)	43	28	1	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	3,500	0	(104)	(104)	2	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	61,200	31	(362)	(331)	0	(5)
Pay(5)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	40,700	(55)	(249)	(304)	33	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		4,300	(83)	29	(54)	28	0
Receive	CAONREPO Index	3.250	Semi-Annual	06/21/2053		1,700	25	(34)	(9)	0	(24)

							$(1,344)	$(1,619)	$(2,963)	$330	$(1,062)

Total Swap Agreements							$(212)	$(2,122)	$(2,334)	$367	$(1,253)

(m)	Securities with an aggregate market value of $3,110 and cash of $7,785 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $4 for closed swap agreements is outstanding at period end.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2023		AUD	107		$70		$0		$(1)
		07/2023			$92		AUD	139	0		0
		08/2023		AUD	139		$93		0		0
BOA		07/2023		CAD	4,501		3,308		0		(90)
		07/2023		DKK	12,391		1,789		0		(27)
		07/2023		MXN	21,510		1,168		0		(85)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	07/2023	NZD	562		341	0	(4)
	07/2023	PLN	594		143	0	(3)
	07/2023		$3,650	DKK	24,818	0	(13)
	07/2023		1,585	NOK	17,428	38	0
	07/2023		11	PLN	44	0	0
	08/2023	DKK	24,777		$3,650	13	0
	08/2023	JPY	122,038		885	32	0
	08/2023		$115	CNH	807	0	(4)
	08/2023		1,341	CNY	9,205	0	(67)
	09/2023	CLP	269,156		$329	0	(3)
	09/2023	JPY	980,000		7,153	297	0
	09/2023	TWD	11,684		385	9	0
	09/2023		$963	HKD	7,525	0	(1)
	09/2023		647	INR	53,535	3	0
	09/2023		445	KRW	563,485	0	(15)
	09/2023		178	PEN	653	1	0
BPS	07/2023	DKK	45		$6	0	0
	07/2023	JPY	724,111		5,212	194	0
	07/2023	NOK	4,076		379	0	(1)
	07/2023		$66	AUD	100	0	0
	07/2023		90	CHF	80	0	0
	07/2023		361	CZK	7,767	0	(5)
	07/2023		49,980	EUR	45,614	1	(207)
	07/2023		337	MYR	1,546	0	(4)
	07/2023		39	SGD	52	0	(1)
	08/2023	AUD	100		$66	0	0
	08/2023	CHF	80		90	0	0
	08/2023	CNH	16,533		2,347	65	0
	08/2023	EUR	43,159		47,356	196	0
	08/2023	NZD	246		150	0	(1)
	08/2023	TWD	5,848		192	4	0
	08/2023		$3,262	CNH	22,494	0	(158)
	08/2023		1,583	CNY	10,825	0	(84)
	08/2023		379	NOK	4,072	1	0
	08/2023		215	ZAR	3,996	0	(4)
	09/2023	THB	6		$0	0	0
	09/2023		$265	IDR	3,986,535	0	(1)
	12/2023	MXN	1,411		$79	0	(1)
BRC	07/2023	GBP	179		222	0	(5)
	07/2023		$290	GBP	234	8	0
	07/2023		1	MYR	4	0	0
	08/2023		670	COP	2,855,333	6	0
	08/2023		230	ZAR	4,249	0	(5)
	09/2023	IDR	23,443		$2	0	0
	09/2023		$142	ILS	508	0	(5)
	09/2023		114	PEN	418	0	0
CBK	07/2023	BRL	1,017		$208	0	(4)
	07/2023	NZD	410		251	0	0
	07/2023		$198	BRL	1,017	15	0
	07/2023		437	CLP	353,970	4	0
	07/2023		318	CZK	6,855	0	(4)
	07/2023		481	EUR	442	2	(1)
	07/2023		67	NOK	759	3	0
	07/2023		703	PEN	2,578	7	0
	07/2023		585	PHP	31,906	0	(8)
	07/2023		600	RON	2,711	0	(3)
	08/2023	AUD	16		$10	0	0
	08/2023	CLP	207,641		254	0	(3)
	08/2023	CNH	4,080		586	23	0
	08/2023	JPY	67,962		493	18	0
	08/2023	TWD	6,089		199	4	0
	08/2023		$341	AUD	514	2	0
	08/2023		121	CNH	844	0	(5)
	09/2023	CNH	6,663		$935	13	0
	09/2023	KRW	5,524		4	0	0
	09/2023		$973	THB	33,661	1	(17)
	09/2023		764	VND	18,011,432	1	0
	10/2023		1	CLP	1,026	0	0
	11/2023	ILS	2,953		$883	80	0
CLY	07/2023	DKK	41,469		5,986	0	(92)
	08/2023		$484	CNH	3,434	0	(10)
FAR	07/2023		1	CLP	543	0	0
GLM	07/2023	NOK	25,139		$2,332	0	(10)
	07/2023	PEN	1,649		452	0	(3)
	08/2023		$17,941	CNY	127,752	0	(254)
	08/2023		2,332	NOK	25,115	10	0
	08/2023		219	PEN	797	1	0
	09/2023		233		857	2	0
	09/2023		1,431	SGD	1,914	0	(12)
	09/2023		1	THB	34	0	0
JPM	07/2023	KRW	3,880,682		$3,038	91	0
	07/2023	SGD	280		212	5	0
	07/2023		$1,724	JPY	246,593	0	(15)
	07/2023		38	PHP	2,088	0	0
	07/2023		1,239	SGD	1,637	0	(28)
	08/2023	CNH	1,242		$174	3	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	08/2023	HUF	91,000		264	1	0
	08/2023	JPY	245,545		1,724	15	0
	08/2023		$1,687	CNH	11,659	0	(78)
	08/2023		1,670	CNY	11,420	0	(89)
	09/2023	IDR	38,096		$3	0	0
	09/2023	PEN	4,323		1,174	0	(10)
	09/2023		$1	IDR	11,339	0	0
	09/2023		137	ILS	487	0	(5)
	09/2023		4,702	INR	387,502	7	0
	09/2023		962	THB	32,978	0	(25)
	10/2023		4,685	MXN	82,267	29	0
	12/2023		130	INR	10,728	0	0
	10/2024	JPY	140,000		$1,132	92	0
MBC	07/2023	EUR	259		280	0	(3)
	07/2023	GBP	12,490		15,505	9	(367)
	07/2023		$365	CAD	487	2	0
	07/2023		444	GBP	356	8	0
	08/2023	CNH	3,052		$431	10	0
	08/2023	JPY	280,000		2,050	95	0
	08/2023		$145	CNH	1,039	0	(1)
	08/2023		386	HUF	131,748	0	(5)
	09/2023		200	INR	16,455	0	0
	09/2023		819	KRW	1,044,537	0	(23)
	10/2024	JPY	860,000		$6,897	509	0
MYI	07/2023	CHF	42		47	0	0
	07/2023	GBP	224		278	0	(6)
	07/2023	IDR	115,086		8	0	0
	07/2023	NZD	37		23	0	0
	07/2023		$294	AUD	439	0	(1)
	07/2023		3,245	DKK	22,134	0	(1)
	07/2023		8	IDR	115,086	0	0
	07/2023		302	KZT	141,755	10	0
	08/2023	DKK	22,097		$3,245	1	0
	08/2023	TWD	11,844		390	9	0
	08/2023		$53	ZAR	1,022	1	0
	09/2023	IDR	115,187		$8	0	0
	09/2023		$483	IDR	7,212,348	0	(4)
	09/2023		1,015	INR	83,698	2	0
	09/2023		917	KRW	1,173,890	0	(23)
	09/2023		439	THB	15,032	0	(12)
NGF	08/2023		2,678	CNH	18,379	0	(141)
	09/2023	SGD	1,132		$850	10	0
	12/2023		$1,376	INR	113,546	0	(1)
RBC	07/2023	MXN	3,120		$162	0	(20)
	07/2023		$286	CAD	378	0	(1)
	08/2023	MXN	1,989		$115	0	(1)
SCX	07/2023	CHF	42		47	0	0
	07/2023	NZD	1,465		889	0	(10)
	07/2023		$136	AUD	205	0	0
	07/2023		664	CAD	902	17	0
	07/2023		337	MYR	1,551	0	(3)
	08/2023	AUD	205		$136	0	0
	08/2023	TWD	4,376		143	3	0
	08/2023		$803	CNH	5,526	0	(41)
	08/2023		4,441	CNY	30,322	0	(243)
	09/2023	CNH	1,498		$210	3	0
	09/2023	TWD	9,772		321	6	0
	09/2023		$1,614	IDR	24,112,986	0	(13)
	09/2023		2,943	INR	242,350	3	0
	09/2023		576	KRW	733,668	0	(17)
	09/2023		207	PEN	762	2	0
	09/2023		1,331	THB	45,960	0	(25)
SOG	07/2023	AUD	706		$462	0	(8)
	07/2023	EUR	45,797		49,266	0	(708)
	07/2023		$1,624	PLN	6,994	95	0
SSB	07/2023	CLP	355,021		$442	0	0
	08/2023		$442	CLP	356,046	0	0
	09/2023	KRW	1,871,154		$1,443	17	0
	09/2023		$4,055	BRL	20,558	191	0
TOR	07/2023	AUD	374		$244	0	(5)
	07/2023		$166	AUD	252	1	0
	07/2023		2,067	CAD	2,735	1	(3)
	07/2023		15,633	GBP	12,303	0	(9)
	07/2023		3,316	JPY	477,485	0	(7)
	07/2023		1,507	NZD	2,474	12	0
	08/2023	AUD	252		$166	0	(1)
	08/2023	CAD	2,734		2,067	3	(1)
	08/2023	GBP	12,303		15,637	9	0
	08/2023	JPY	475,460		3,316	7	0
	08/2023	NZD	2,474		1,507	0	(12)
UAG	07/2023	AUD	85		56	0	(1)
	07/2023		$80	AUD	121	1	0
	07/2023		1,102	NOK	12,191	34	0
	08/2023	AUD	121		$80	0	(1)
	08/2023	DKK	6,942		1,012	0	(7)
	08/2023		$93	CNH	647	0	(4)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	08/2023		107	NOK	1,148		0	0
	08/2023		102	ZAR	1,950		2	0
	09/2023	CNH	2,008	THB	9,725		0	(2)
	09/2023	SGD	331		$247		2	0
	09/2023		$118	ILS	422		0	(4)
	09/2023		613	INR	50,645		3	0
	09/2023		299	ZAR	5,235		0	(22)

Total Forward Foreign Currency Contracts							$2,375	$(3,228)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	1,200	$34	$123
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	22,300	55	77

							$89	$200

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052		EUR	97.000	05/23/2025	600	$45	$250

Total Purchased Options							$134	$450

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	700	$(2)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	700	(2)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	10,200	(33)	(247)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	700	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	700	(3)	(2)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	100	(1)	0
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	310	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	310	(1)	0
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	600	(45)	(230)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	100	(1)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	100	0	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	100	0	0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	400	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	400	(2)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	400	(2)	(2)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	400	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	400	(3)	(7)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	400	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	400	(2)	(9)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	300	(2)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	300	(2)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	300	(2)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	400	(3)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	400	(3)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	400	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	400	(3)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	600	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	600	(2)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	600	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	600	(2)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	700	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	700	(2)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	900	(7)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	900	(7)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	400	(3)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	400	(3)	(7)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	200	(1)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	200	(1)	(1)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	2,800	(20)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	100	0	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	290	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	290	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	500	(2)	(2)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	500	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	500	(3)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	500	(3)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	500	(3)	(11)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	500	(4)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	500	(4)	(9)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	500	(4)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	500	(4)	(9)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	22,300	(28)	(44)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	400	(1)	(2)

Total Written Options	$(274)	$(724)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.368%	$400	$(10)	$15	$5	$0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	100	(9)	4	0	(5)
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	200	(5)	7	2	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	400	(10)	15	5	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	300	(11)	2	0	(9)

$(45)	$43	$12	$(14)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	2,700	$2,034	$13	$(8)	$5	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	2,800	1,932	1	4	5	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	2,700	1,863	(10)	5	0	(5)

$4	$1	$10	$(5)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/15/2028	MYR	14,112	$(5)	$26	$21	$0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033	7,120	(2)	18	16	0
BPS	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028	4,536	(2)	9	7	0
GLM	Receive	3-Month MYR-KLIBOR	3.635	Quarterly	04/05/2024	6,105	(1)	1	0	0
Receive	3-Month MYR-KLIBOR	3.545	Quarterly	05/05/2028	2,692	0	3	3	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033	1,151	2	1	3	0
JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028	MYR	3,235	(2)	7	5	0

$(10)	$65	$55	$0

Total Swap Agreements	$(51)	$109	$77	$(19)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

(o)

Securities with an aggregate market value of $992 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$22	$0	$22
Australia
Non-Agency Mortgage-Backed Securities	0	45	0	45
Sovereign Issues	0	3,998	0	3,998
Brazil
Corporate Bonds & Notes	0	1,849	0	1,849
Bulgaria
Sovereign Issues	0	1,517	0	1,517
Canada
Corporate Bonds & Notes	0	628	0	628
Sovereign Issues	0	1,891	0	1,891
Cayman Islands
Asset-Backed Securities	0	22,030	0	22,030
Corporate Bonds & Notes	0	879	0	879
Sovereign Issues	0	307	0	307
Chile
Corporate Bonds & Notes	0	1,053	0	1,053
Sovereign Issues	0	779	0	779
China
Sovereign Issues	0	171	0	171
Colombia
Sovereign Issues	0	1,254	0	1,254
Czech Republic
Sovereign Issues	0	243	0	243
Denmark
Corporate Bonds & Notes	0	7,812	0	7,812
Dominican Republic
Sovereign Issues	0	433	0	433
France
Corporate Bonds & Notes	0	3,356	0	3,356
Sovereign Issues	0	3,249	0	3,249
Germany
Corporate Bonds & Notes	0	4,914	0	4,914
Guatemala
Sovereign Issues	0	190	0	190
Hungary
Sovereign Issues	0	2,828	0	2,828
Indonesia
Corporate Bonds & Notes	0	728	0	728
Sovereign Issues	0	1,426	0	1,426
Ireland
Asset-Backed Securities	0	4,270	0	4,270
Corporate Bonds & Notes	0	528	0	528
Israel
Sovereign Issues	0	2,118	0	2,118
Italy
Corporate Bonds & Notes	0	1,847	0	1,847
Sovereign Issues	0	21,091	0	21,091
Ivory Coast
Sovereign Issues	0	1,475	0	1,475
Japan
Corporate Bonds & Notes	0	2,081	0	2,081
Sovereign Issues	0	15,811	0	15,811
Kazakhstan
Corporate Bonds & Notes	0	1,034	0	1,034
Luxembourg
Common Stocks	0	0	973	973
Corporate Bonds & Notes	0	841	559	1,400
Malaysia
Corporate Bonds & Notes	0	351	0	351
Mexico
Sovereign Issues	0	179	0	179
Multinational
Corporate Bonds & Notes	0	291	0	291
Netherlands
Corporate Bonds & Notes	0	1,212	0	1,212
Non-Agency Mortgage-Backed Securities	0	158	0	158
New Zealand
Sovereign Issues	0	245	0	245
Norway
Sovereign Issues	0	242	0	242
Peru
Corporate Bonds & Notes	0	317	0	317
Philippines
Sovereign Issues	0	361	0	361
Poland
Sovereign Issues	0	2,552	0	2,552
Qatar
Corporate Bonds & Notes	0	168	0	168
Republic of Korea
Sovereign Issues	0	1,083	0	1,083
Romania
Sovereign Issues	0	2,620	0	2,620
Russia

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Sovereign Issues	0	155	0	155
Saudi Arabia
Corporate Bonds & Notes	0	831	0	831
Sovereign Issues	0	2,054	0	2,054
Serbia
Sovereign Issues	0	1,374	0	1,374
Singapore
Corporate Bonds & Notes	0	247	0	247
South Africa
Sovereign Issues	0	143	0	143
South Korea
Sovereign Issues	0	4,872	0	4,872
Spain
Corporate Bonds & Notes	0	179	0	179
Sovereign Issues	0	1,669	0	1,669
Supranational
Corporate Bonds & Notes	0	2,046	0	2,046
Switzerland
Corporate Bonds & Notes	0	3,837	0	3,837
United Arab Emirates
Corporate Bonds & Notes	0	211	0	211
United Kingdom
Corporate Bonds & Notes	0	5,604	0	5,604
Non-Agency Mortgage-Backed Securities	0	8,010	0	8,010
Sovereign Issues	0	7,022	0	7,022
United States
Asset-Backed Securities	0	8,499	19	8,518
Corporate Bonds & Notes	0	10,271	0	10,271
Loan Participations and Assignments	0	230	0	230
Municipal Bonds & Notes	0	280	0	280
Non-Agency Mortgage-Backed Securities	0	25,149	366	25,515
U.S. Government Agencies	0	111,863	0	111,863
U.S. Treasury Obligations	0	36,191	0	36,191
Short-Term Instruments
Commercial Paper	0	699	0	699
Repurchase Agreements	0	1,191	0	1,191
Argentina Treasury Bills	0	36	0	36
Hungary Treasury Bills	0	1,716	0	1,716
Japan Treasury Bills	0	10,051	0	10,051

	$0	$366,907	$1,917	$368,824
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,568	$0	$0	$14,568

Total Investments	$14,568	$366,907	$1,917	$383,392

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(21,375)	$0	$(21,375)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	461	376	0	837
Over the counter	0	2,902	0	2,902

	$461	$3,278	$0	$3,739
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20)	(1,305)	0	(1,325)
Over the counter	0	(3,971)	0	(3,971)

	$(20)	$(5,276)	$0	$(5,296)

Total Financial Derivative Instruments	$441	$(1,998)	$0	$(1,557)

Totals	$15,009	$343,534	$1,917	$360,460

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.0% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$184	$51
1.500% due 07/09/2035 þ		122	35

Total Argentina (Cost $146)			86

AUSTRALIA 1.7%
CORPORATE BONDS & NOTES 0.4%
Australia & New Zealand Banking Group Ltd. 4.675% due 06/15/2026		$3,600	3,560

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Bastille Trust 6.093% due 09/05/2057 •		152	152

SOVEREIGN ISSUES 1.3%
Australia Government International Bond
0.500% due 09/21/2026	AUD	16,700	9,956
1.000% due 11/21/2031		1,500	787
1.250% due 05/21/2032		200	106
1.750% due 06/21/2051		250	97
2.500% due 05/21/2030		2,300	1,396
4.500% due 04/21/2033		600	415

			12,757

Total Australia (Cost $19,251)			16,469

CANADA 1.5%
CORPORATE BONDS & NOTES 1.4%
Canadian Imperial Bank of Commerce
4.414% due 06/08/2028		$3,300	3,241
4.590% (BBSW3M + 0.370%) due 09/14/2026 ~	AUD	3,200	2,103
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,081
Royal Bank of Canada 5.081% due 06/30/2026	AUD	3,500	2,332
Toronto-Dominion Bank 4.701% due 06/05/2026		$4,800	4,749

			13,506

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (g)	CAD	541	409

Total Canada (Cost $14,347)			13,915

CAYMAN ISLANDS 5.4%
ASSET-BACKED SECURITIES 5.0%
522 Funding CLO Ltd. 6.290% due 10/20/2031 •		$2,100	2,071
American Money Management Corp. CLO Ltd.
6.130% due 04/17/2029 •		195	195
6.231% due 04/14/2029 •		209	209
Apidos CLO
6.162% due 07/18/2029 •		2,173	2,157
6.190% due 07/17/2030 •		2,176	2,159
Arbor Realty Commercial Real Estate Notes Ltd. 6.517% due 01/15/2037 •		2,300	2,262
Ares CLO Ltd. 6.312% due 04/18/2031 •		2,200	2,176
Bain Capital Credit CLO Ltd. 6.220% due 07/20/2030 •		1,749	1,736

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Carlyle U.S. CLO Ltd. 6.250% due 04/20/2031 •		2,100	2,074
CIFC Funding Ltd. 6.223% due 10/24/2030 •		1,999	1,985
Dryden CLO Ltd. 6.401% due 05/15/2032 •		2,300	2,265
Elevation CLO Ltd. 6.205% due 10/25/2030 •		2,120	2,105
Gallatin CLO Ltd.
6.311% due 01/21/2028 •		313	313
6.350% due 07/15/2031 •		1,500	1,471
GPMT Ltd.
6.407% due 07/16/2035 •		1,189	1,150
6.498% due 12/15/2036 •		2,400	2,319
Halseypoint CLO Ltd. 6.749% due 11/30/2032 •		2,200	2,182
KKR CLO Ltd. 6.202% due 07/18/2030 •		822	814
LCM LP 6.135% due 07/19/2027 •		1,401	1,394
MF1 Ltd. 6.237% due 10/16/2036 •		2,200	2,148
MF1 Multifamily Housing Mortgage Loan Trust 6.111% due 07/15/2036 •		310	306
MidOcean Credit CLO 6.329% due 01/29/2030 •		1,224	1,217
Newark BSL CLO Ltd. 6.225% due 07/25/2030 •		704	699
OZLM Ltd. 6.350% due 10/20/2031 •		2,100	2,068
Sound Point CLO Ltd.
6.230% due 10/20/2030 •		2,214	2,189
6.235% due 07/25/2030 •		1,980	1,957
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •		2,200	2,140
Venture CLO Ltd.
6.140% due 04/15/2027 •		194	193
6.311% due 09/07/2030 •		2,056	2,039
6.350% due 01/20/2029 •		1,545	1,535
Vibrant CLO Ltd.
6.290% due 09/15/2030 •		1,756	1,736
6.460% due 06/20/2029 •		565	564

			49,828

CORPORATE BONDS & NOTES 0.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,726	1,457
Sands China Ltd.
5.625% due 08/08/2025		400	391
5.900% due 08/08/2028		800	763

			2,611

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		500	511

Total Cayman Islands (Cost $53,876)			52,950

DENMARK 4.8%
CORPORATE BONDS & NOTES 4.8%
Jyske Realkredit AS
1.000% due 10/01/2023	DKK	70,000	10,200
1.000% due 01/01/2024		63,400	9,181
1.000% due 04/01/2024		12,900	1,855
1.000% due 10/01/2050		37,692	3,778
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2024		31,900	4,588
1.000% due 10/01/2050		36,227	3,592
1.500% due 10/01/2053		1,539	170
Nykredit Realkredit AS
1.000% due 10/01/2050		85,741	8,918
1.000% due 10/01/2053		3,619	377
1.500% due 10/01/2053		8,920	984
Realkredit Danmark AS
1.000% due 04/01/2024		11,800	1,697
1.000% due 10/01/2050		23,371	2,463
1.500% due 10/01/2053		1,633	180

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Total Denmark (Cost $56,708)			47,983

FRANCE 1.8%
CORPORATE BONDS & NOTES 0.3%
Societe Generale SA
2.226% due 01/21/2026 •		$1,700	1,580
2.797% due 01/19/2028 •		1,200	1,064

			2,644

SOVEREIGN ISSUES 1.5%
France Government International Bond
0.750% due 05/25/2052	EUR	6,050	3,600
1.500% due 05/25/2050		4,500	3,414
2.000% due 05/25/2048		6,800	5,870
3.250% due 05/25/2045		2,100	2,299

			15,183

Total France (Cost $26,780)			17,827

GERMANY 1.1%
CORPORATE BONDS & NOTES 1.1%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,200	2,135
2.129% due 11/24/2026 •(i)		$400	356
2.625% due 02/12/2026	EUR	1,600	1,653
3.547% due 09/18/2031 •		$1,400	1,163
3.700% due 05/30/2024		1,100	1,068
3.729% due 01/14/2032 •(i)		1,000	757
3.961% due 11/26/2025 •		1,700	1,622
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		1,100	1,036
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	1,400	856

Total Germany (Cost $12,440)			10,646

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond 6.250% due 09/22/2032		$1,100	1,130

Total Hungary (Cost $1,096)			1,130

IRELAND 1.0%
ASSET-BACKED SECURITIES 0.7%
Accunia European CLO DAC 4.127% due 07/15/2030 •	EUR	568	612
Cairn CLO DAC 3.912% due 01/31/2030 •		1,193	1,282
CVC Cordatus Loan Fund DAC 3.827% due 10/15/2031 •		700	750
Dryden Euro CLO DAC 3.837% due 04/15/2033 •		800	854
Jubilee CLO DAC 4.326% due 12/15/2029 •		844	910
Man GLG Euro CLO DAC 4.047% due 01/15/2030 •		616	663
Marlay Park CLO DAC 3.917% due 10/15/2030 •		1,859	1,998

			7,069

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		$450	443
1.750% due 10/29/2024		500	470
3.000% due 10/29/2028		550	476

			1,389

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Shamrock Residential DAC 4.289% due 01/24/2061 •	EUR	1,737	1,876

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Total Ireland (Cost $10,976)			10,334

ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bond
0.150% due 07/31/2023	ILS	11,300	3,037
2.000% due 03/31/2027		2,700	681
4.500% due 01/17/2033		$600	592

Total Israel (Cost $4,571)			4,310

ITALY 0.6%
CORPORATE BONDS & NOTES 0.4%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,200	1,169
2.625% due 04/28/2025		800	820
UniCredit SpA 7.830% due 12/04/2023		$1,900	1,911

			3,900

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		1,400	1,383
Italy Government International Bond 6.000% due 08/04/2028	GBP	600	744

			2,127

Total Italy (Cost $6,569)			6,027

JAPAN 5.3%
CORPORATE BONDS & NOTES 0.3%
Nomura Holdings, Inc. 2.329% due 01/22/2027		$600	531
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		2,600	2,612

			3,143

SOVEREIGN ISSUES 5.0%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		2,200	2,104
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		4,300	3,895
Japan Government International Bond
0.005% due 03/01/2024	JPY	780,000	5,412
0.005% due 04/01/2024		870,000	6,037
0.005% due 05/01/2024		390,000	2,706
0.005% due 10/01/2024		1,680,000	11,662
0.100% due 03/10/2028 (g)		1,137,220	8,307
0.500% due 03/20/2049		977,000	5,738
0.700% due 12/20/2048		247,000	1,531
0.700% due 06/20/2051		30,000	181
1.300% due 06/20/2052		50,000	350
Tokyo Metropolitan Government 0.750% due 07/16/2025		$1,200	1,094

			49,017

Total Japan (Cost $60,985)			52,160

JERSEY, CHANNEL ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Saranac CLO Ltd. 6.684% due 08/13/2031 •		$2,200	2,174

Total Jersey, Channel Islands (Cost $2,200)			2,174

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
4.550% due 04/21/2050		$300	276
4.800% due 04/21/2060		300	283

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Total Malaysia (Cost $600)			559

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$500	435

Total Mexico (Cost $465)			435

MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 5.852% (US0003M + 0.300%) due 09/22/2037 ~		$750	611

Total Multinational (Cost $576)			611

NETHERLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
ING Groep NV
4.100% due 10/02/2023		$800	796
6.533% (US0003M + 1.000%) due 10/02/2023 ~		800	801

Total Netherlands (Cost $1,600)			1,597

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,331

Total Norway (Cost $1,601)			1,331

POLAND 0.2%
SOVEREIGN ISSUES 0.2%
Poland Government International Bond
3.875% due 02/14/2033	EUR	1,300	1,409
4.250% due 02/14/2043		400	429
4.875% due 10/04/2033		$300	295
5.500% due 04/04/2053		200	202

Total Poland (Cost $2,317)			2,335

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QatarEnergy Trading LLC 2.250% due 07/12/2031		$300	252

Total Qatar (Cost $297)			252

REPUBLIC OF KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Korea Government International Bond 3.250% due 06/10/2033	KRW	2,660,100	1,952

Total Republic of Korea (Cost $1,969)			1,952

ROMANIA 0.6%
SOVEREIGN ISSUES 0.6%
Romania Government International Bond
1.750% due 07/13/2030	EUR	800	667
2.000% due 04/14/2033		800	618
2.125% due 03/07/2028		600	570
2.750% due 04/14/2041		400	269
2.875% due 04/13/2042		1,000	672
6.625% due 09/27/2029		2,600	2,953

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Total Romania (Cost $6,828)			5,749

SAUDI ARABIA 0.5%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$200	167

SOVEREIGN ISSUES 0.5%
Saudi Government International Bond
3.250% due 10/22/2030		200	182
4.750% due 01/18/2028		2,400	2,382
4.875% due 07/18/2033		2,700	2,701

			5,265

Total Saudi Arabia (Cost $5,423)			5,432

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	700	593
2.050% due 09/23/2036		600	402

Total Serbia (Cost $1,498)			995

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Pfizer Investment Enterprises Pte. Ltd. 4.650% due 05/19/2030		$800	791

Total Singapore (Cost $799)			791

SOUTH KOREA 0.9%
SOVEREIGN ISSUES 0.9%
Korea Government International Bond
2.000% due 06/10/2031	KRW	11,205,620	7,531
4.250% due 12/10/2032		1,563,670	1,240

Total South Korea (Cost $8,969)			8,771

SPAIN 0.8%
CORPORATE BONDS & NOTES 0.4%
Banco Santander SA 1.849% due 03/25/2026		$200	179
CaixaBank SA 6.208% due 01/18/2029 •		3,500	3,495

			3,674

SOVEREIGN ISSUES 0.4%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	300	325
Spain Government International Bond 3.450% due 07/30/2066		3,600	3,582

			3,907

Total Spain (Cost $10,352)			7,581

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,113

Total Supranational (Cost $1,329)			1,113

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse AG
5.464% (SOFRRATE + 0.390%) due 02/02/2024 ~		$1,300	1,290
6.500% due 08/08/2023 (h)		4,200	4,185
UBS Group AG
3.091% due 05/14/2032 •		1,100	890
6.373% due 07/15/2026 •		1,200	1,193

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

6.537% due 08/12/2033 •		3,350	3,434
7.750% due 03/01/2029 •	EUR	1,000	1,210

Total Switzerland (Cost $11,884)			12,202

UNITED KINGDOM 4.1%
CORPORATE BONDS & NOTES 2.1%
Barclays PLC
4.375% due 01/12/2026		$300	288
6.224% due 05/09/2034 •		1,300	1,296
Haleon U.K. Capital PLC 3.125% due 03/24/2025		800	765
HSBC Holdings PLC
3.973% due 05/22/2030 •		1,900	1,708
4.041% due 03/13/2028 •		900	843
4.292% due 09/12/2026 •		2,200	2,117
6.920% (US0003M + 1.380%) due 09/12/2026 ~		2,200	2,216
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	1,200	1,454
NatWest Group PLC 5.076% due 01/27/2030 •		$1,700	1,623
Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		2,100	2,084
6.534% due 01/10/2029 •		2,300	2,318
Standard Chartered PLC
1.822% due 11/23/2025 •		1,800	1,684
2.608% due 01/12/2028 •		900	798
2.678% due 06/29/2032 •		2,100	1,647

			20,841

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Eurohome UK Mortgages PLC 5.137% due 06/15/2044 •	GBP	519	633
Eurosail PLC 5.940% due 06/13/2045 •		418	526
Newgate Funding PLC
6.005% due 12/15/2050 •		306	373
6.255% due 12/15/2050 •		153	179
Resloc UK PLC 5.161% due 12/15/2043 •		896	1,096
Ripon Mortgages PLC 5.491% due 08/28/2056 •		5,278	6,679
Stratton Mortgage Funding PLC
5.287% due 07/20/2060		2,050	2,604
5.391% due 07/20/2060 •		1,041	1,323
Towd Point Mortgage Funding
5.531% due 10/20/2051		1,009	1,283
5.841% due 07/20/2045 •		2,586	3,285

			17,981

SOVEREIGN ISSUES 0.2%
United Kingdom Gilt 1.250% due 07/31/2051		3,300	2,080

Total United Kingdom (Cost $44,258)			40,902

UNITED STATES 49.8%
ASSET-BACKED SECURITIES 5.5%
ACE Securities Corp. Home Equity Loan Trust 6.050% due 08/25/2035 •		$1,413	1,357
Amortizing Residential Collateral Trust 5.850% due 10/25/2031 •		2	2
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.090% due 06/25/2029 •		7	6
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.910% due 02/25/2036 •		871	666
Citigroup Mortgage Loan Trust
5.330% due 01/25/2037 •		1,741	1,277
5.470% due 12/25/2036 •		403	227
5.670% due 03/25/2036 •		839	750
6.140% due 07/25/2035 •		2,400	2,210
Countrywide Asset-Backed Certificates 5.650% due 02/25/2036 •		364	356
Countrywide Asset-Backed Certificates Trust
5.290% due 06/25/2037 •		444	410
5.290% due 06/25/2047 ^•		461	411
5.350% due 06/25/2037 ^•		1,391	1,366
5.410% due 12/25/2036 ^•		588	527
5.890% due 08/25/2047 •		261	249

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp. 4.599% due 01/25/2032 •		1	1
First Franklin Mortgage Loan Trust
5.265% due 07/25/2036 •		899	837
6.095% due 03/25/2035 •		754	736
Fortress Credit Investments Ltd. 6.917% due 02/23/2039 •		2,200	2,124
GSAMP Trust
3.332% due 11/25/2034 •		270	255
5.630% due 09/25/2036 •		3,314	1,207
5.650% due 05/25/2046 •		2,038	1,914
5.670% due 02/25/2046 •		52	47
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		112	102
LCCM Trust 6.711% due 11/15/2038 •		2,300	2,274
MASTR Asset-Backed Securities Trust
5.630% due 06/25/2036 •		3,069	1,173
5.650% due 10/25/2035 ^•		767	717
MASTR Specialized Loan Trust 5.520% due 01/25/2037 •		926	376
Merrill Lynch Mortgage Investors Trust
5.810% due 07/25/2036 •		3,643	3,377
5.870% due 05/25/2036 •		12	12
Morgan Stanley ABS Capital, Inc. Trust
5.280% due 01/25/2037 •		1,717	787
5.290% due 05/25/2037 •		1,364	980
5.400% due 07/25/2036 •		152	131
5.630% due 06/25/2036 •		1,341	709
6.080% due 02/25/2035 •		2,866	2,551
6.110% due 09/25/2034 •		1,190	1,153
Morgan Stanley Home Equity Loan Trust 5.380% due 04/25/2037 •		1,247	655
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 ^þ		1,664	400
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.585% due 03/25/2036 •		736	722
NovaStar Mortgage Funding Trust
5.280% due 03/25/2037 •		1,051	700
5.690% due 05/25/2036 •		2,800	2,620
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		545	190
5.731% due 11/25/2036 þ		1,934	729
Residential Asset Securities Corp. Trust 5.400% due 11/25/2036 ^•		4,474	3,873
Saxon Asset Securities Trust 5.460% due 09/25/2037 •		946	893
SMB Private Education Loan Trust
1.290% due 07/15/2053		779	695
6.293% due 07/15/2053 •		216	214
6.517% due 02/16/2055 •		1,540	1,527
Soundview Home Loan Trust
5.650% due 11/25/2036 •		1,805	1,676
5.710% due 05/25/2036 •		526	502
6.100% due 10/25/2037 •		1,299	963
Specialty Underwriting & Residential Finance Trust 5.450% due 06/25/2037 •		341	197
Structured Asset Investment Loan Trust
5.323% due 07/25/2036 •		965	575
5.830% due 01/25/2033 •		600	585
6.050% due 09/25/2034 •		50	49
Structured Asset Securities Corp. 4.273% due 02/25/2035 •		2,840	2,788
Terwin Mortgage Trust 6.090% due 11/25/2033 •		25	22
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035		500	502
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		2,400	2,331

			54,685

CORPORATE BONDS & NOTES 2.4%
AbbVie, Inc. 1.500% due 11/15/2023	EUR	100	108
Bayer U.S. Finance LLC
4.250% due 12/15/2025		$400	386
6.562% (US0003M + 1.010%) due 12/15/2023 ~		800	799
British Airways Pass-Through Trust 3.350% due 12/15/2030		1,814	1,586
Broadcom, Inc. 2.450% due 02/15/2031		600	488
Charter Communications Operating LLC
3.750% due 02/15/2028		1,900	1,743
5.125% due 07/01/2049		400	315
6.384% due 10/23/2035		500	488

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Citigroup, Inc. 3.290% due 03/17/2026 •(i)		1,300	1,244
Credit Suisse AG AT1 Claim ^		1,700	68
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	159
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		1,100	1,029
2.748% due 06/14/2024	GBP	500	608
3.375% due 11/13/2025		$1,000	931
3.815% due 11/02/2027		400	358
4.687% due 06/09/2025		600	579
5.125% due 06/16/2025		600	584
GA Global Funding Trust 2.250% due 01/06/2027		600	532
GLP Capital LP 5.300% due 01/15/2029		700	667
Goldman Sachs Group, Inc. 5.749% (SOFRRATE + 0.700%) due 01/24/2025 ~		3,200	3,195
Hyatt Hotels Corp. 1.300% due 10/01/2023		400	396
JPMorgan Chase & Co. 4.080% due 04/26/2026 •		2,500	2,430
Morgan Stanley 5.164% due 04/20/2029 •		2,300	2,274
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	500	613
Organon & Co. 2.875% due 04/30/2028	EUR	500	475
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	85
3.500% due 06/15/2025		300	284
4.000% due 12/01/2046		100	67
4.250% due 03/15/2046		100	71
4.300% due 03/15/2045		100	72
4.550% due 07/01/2030		500	453
Principal Life Global Funding 1.375% due 01/10/2025		500	467
Southern California Edison Co. 5.922% (SOFRRATE + 0.830%) due 04/01/2024 ~		400	400
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	99

			24,053

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 7.467% due 03/15/2027		669	518
Charter Communications Operating LLC 6.795% - 6.834% due 02/01/2027		1,211	1,205
Hilton Worldwide Finance LLC 6.939% due 06/22/2026		571	572

			2,295

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.958% due 06/01/2025		900	839
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057		379	435

			1,274

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.2%
American Home Mortgage Assets Trust 5.340% due 05/25/2046 ^•		85	71
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		961	715
Banc of America Mortgage Trust 4.596% due 06/25/2035 ~		28	24
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		1,894	1,600
BCAP LLC Trust 4.175% due 01/26/2047 •		9	8
Bear Stearns Adjustable Rate Mortgage Trust
3.553% due 09/25/2034 ~		26	24
3.887% due 05/25/2047 ^~		56	50
4.033% due 11/25/2034 «~		1	1
4.096% due 05/25/2034 «~		3	2
4.342% due 08/25/2033 «~		2	2
4.403% due 10/25/2033 «~		1	1
4.996% due 05/25/2034 «~		4	4
Bear Stearns ALT-A Trust
3.990% due 11/25/2035 ^~		141	110
4.116% due 08/25/2036 ^~		86	45
4.195% due 05/25/2035 ~		4	4

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

5.470% due 02/25/2034 •	18	16
Bear Stearns Structured Products, Inc. Trust 4.098% due 01/26/2036 ^~	28	23
Chase Mortgage Finance Trust 4.529% due 07/25/2037 ~	39	30
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.300% due 01/25/2036 •	542	484
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	2,416	1,951
3.974% due 09/25/2037 ^~	63	55
5.014% due 08/25/2035 ^~	390	363
5.278% due 08/25/2036 •	5,246	2,162
Countrywide Alternative Loan Trust
3.830% due 11/25/2035 ^~	76	65
3.940% due 02/25/2037 ^~	17	15
5.226% due 11/25/2047 ^•	356	294
5.250% due 06/25/2035 ^	7	6
5.367% due 07/20/2046 ^•	84	67
5.476% due 11/25/2035 •	17	14
5.500% due 05/25/2037 ^•	78	25
5.570% due 07/25/2046 ^•	822	682
5.710% due 02/25/2037 •	123	102
5.810% due 09/25/2035 •	365	285
6.016% due 11/25/2035 •	6	5
6.250% due 12/25/2036	2,219	1,011
6.250% due 08/25/2037 ^	18	9
6.500% due 06/25/2036 ^	39	20
Countrywide Home Loan Mortgage Pass-Through Trust
5.550% due 04/25/2046 •	148	139
5.690% due 04/25/2046 •	3,245	945
5.910% due 09/25/2034 «•	8	7
6.000% due 07/25/2036	732	397
Countrywide Home Loan Reperforming REMIC Trust 5.490% due 06/25/2035 •	38	34
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.079% due 04/25/2037 ^þ	132	37
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	329	267
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.290% due 07/25/2047 •	270	247
Extended Stay America Trust 6.274% due 07/15/2038 •	2,024	1,986
GreenPoint Mortgage Funding Trust 5.690% due 11/25/2045 •	3	3
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	428	346
2.500% due 01/25/2052 ~	1,937	1,564
2.500% due 02/25/2052 ~	848	685
2.500% due 08/25/2052 ~	2,028	1,643
3.000% due 08/26/2052 ~	2,482	2,095
3.000% due 09/25/2052 ~	4,062	3,430
GSC Capital Corp. Mortgage Trust 5.510% due 05/25/2036 ^•	941	874
GSMPS Mortgage Loan Trust 5.500% due 01/25/2036 •	1,581	1,289
GSR Mortgage Loan Trust
4.234% due 06/25/2034 ~	5	5
4.366% due 01/25/2035 ~	6	5
6.780% due 03/25/2033 «•	1	1
HarborView Mortgage Loan Trust
4.826% due 12/19/2036 ^•	47	40
5.837% due 06/20/2035 •	12	11
Impac CMB Trust
5.870% due 10/25/2034 •	165	156
6.150% due 07/25/2033 «•	1	1
IndyMac INDX Mortgage Loan Trust 3.499% due 09/25/2035 ^~	35	29
JP Morgan Mortgage Trust
3.000% due 12/25/2051 ~	1,878	1,586
3.000% due 01/25/2052 ~	3,733	3,152
3.000% due 03/25/2052 ~	3,599	3,039
3.000% due 04/25/2052 ~	3,636	3,065
3.000% due 05/25/2052 ~	4,840	4,081
3.854% due 11/25/2033 «~	2	2
4.213% due 10/25/2035 «~	5	5
6.000% due 06/25/2037	1,426	640
Lehman XS Trust 5.560% due 08/25/2046 •	1,193	1,085
Luminent Mortgage Trust 5.530% due 05/25/2046 •	1,146	959
Manhattan West Mortgage Trust 2.130% due 09/10/2039	2,000	1,709
MASTR Alternative Loan Trust
5.550% due 03/25/2036 ^•	44	4
6.000% due 02/25/2036	520	257

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Merrill Lynch Mortgage Investors Trust
3.612% due 02/25/2036 «~	4	4
4.053% due 02/25/2036 ~	46	45
4.386% due 02/25/2033 ~	3	3
4.969% due 05/25/2033 «~	6	5
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047 þ	154	59
Natixis Commercial Mortgage Securities Trust 6.971% due 03/15/2035 •	2,062	2,024
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,494	1,380
2.750% due 11/25/2059 ~	1,157	1,066
NYO Commercial Mortgage Trust 6.356% due 11/15/2038 •	2,300	2,095
OBX Trust
2.500% due 10/25/2051 ~	1,914	1,546
3.000% due 01/25/2052 ~	541	457
5.800% due 06/25/2057 •	311	295
PMT Loan Trust 2.500% due 07/25/2051 ~	1,887	1,524
Residential Accredit Loans, Inc. Trust
4.165% due 06/25/2046 •	272	66
4.398% due 10/25/2037 ~	286	254
5.476% due 08/25/2035 •	113	93
6.250% due 02/25/2037	1,270	1,038
Residential Asset Securitization Trust
5.550% due 01/25/2046 ^•	46	14
5.750% due 02/25/2036	764	589
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032 «	1	1
Sequoia Mortgage Trust
5.557% due 07/20/2036 •	75	64
5.857% due 07/20/2033 •	13	12
Structured Adjustable Rate Mortgage Loan Trust
4.222% due 08/25/2035 ~	57	49
4.455% due 09/25/2035 ~	49	44
5.282% due 02/25/2034 ~	2	2
5.701% due 04/25/2034 «~	2	2
Structured Asset Mortgage Investments Trust
5.270% due 08/25/2036 •	679	589
5.370% due 09/25/2047 •	125	104
5.570% due 05/25/2036 •	26	17
5.590% due 05/25/2036 •	79	63
5.726% due 07/19/2034 «•	3	3
Structured Asset Securities Corp. 5.430% due 01/25/2036 •	1,101	875
Structured Asset Securities Corp. Mortgage Loan Trust 5.440% due 10/25/2036 •	590	494
TBW Mortgage-Backed Trust 6.130% due 01/25/2037 ^þ	153	40
Thornburg Mortgage Securities Trust
6.400% due 06/25/2037 ^•	52	48
7.101% due 06/25/2037 •	101	84
7.151% due 06/25/2047 ^•	43	37
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,156	1,002
2.710% due 01/25/2060 ~	926	855
2.900% due 10/25/2059 ~	4,506	4,145
UWM Mortgage Trust 2.500% due 11/25/2051 ~	2,580	2,083
WaMu Mortgage Pass-Through Certificates Trust
3.528% due 12/25/2036 ^~	302	266
3.626% due 09/25/2036 ~	124	108
3.823% due 02/27/2034 •	6	5
3.875% due 12/25/2035 ~	119	109
4.830% due 06/25/2033 «~	2	2
5.730% due 07/25/2045 •	313	291
5.770% due 01/25/2045 •	7	7
5.870% due 10/25/2045 •	436	409
Washington Mutual Mortgage Pass-Through Certificates Trust
4.916% due 07/25/2046 ^•	31	19
6.500% due 03/25/2036	1,399	990
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	49	41
6.000% due 06/25/2037 ^	82	74

		71,656

U.S. GOVERNMENT AGENCIES 30.0%
Fannie Mae
3.000% due 03/01/2060	727	642
3.500% due 01/01/2059	1,829	1,669
3.621% due 12/01/2034 •	8	8
4.415% due 11/01/2034 •	14	14
5.550% due 06/25/2036 •	14	14
6.000% due 04/25/2043 - 07/25/2044	53	53

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

6.500% due 11/25/2042		67	69
Fannie Mae, TBA
5.500% due 09/01/2053		16,700	16,618
6.000% due 08/01/2053		14,400	14,525
6.500% due 07/01/2053		32,500	33,185
Freddie Mac
0.000% due 01/15/2038 ~(a)		219	9
4.348% due 01/15/2038 •		219	213
5.176% due 10/25/2044 •		39	36
5.793% due 12/15/2037 •		6	6
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 09/20/2023 - 09/20/2026 ~		1	1
2.750% due 11/20/2026 - 12/20/2026 •		2	2
2.875% due 05/20/2028 - 06/20/2030 •		3	2
3.000% due 04/20/2030 - 05/20/2030 •		5	5
3.000% due 07/20/2046 - 05/20/2047		23	21
3.625% due 01/20/2030 •		2	2
5.711% due 07/20/2066 •		918	914
5.944% due 11/20/2066 •		1,679	1,668
6.000% due 08/20/2034		177	179
U.S. Small Business Administration 5.600% due 09/01/2028		45	44
Uniform Mortgage-Backed Security
2.500% due 02/01/2051		620	529
3.000% due 10/01/2049 - 05/01/2051		1,902	1,691
3.500% due 10/01/2034 - 07/01/2050		2,140	1,987
4.000% due 06/01/2048 - 06/01/2050		978	930
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053		56,750	53,307
4.500% due 08/01/2053		49,200	47,328
5.000% due 07/01/2053		52,600	51,544
5.500% due 08/01/2053		51,400	51,147
6.000% due 07/01/2053		18,600	18,766

			297,128

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Bonds
1.375% due 11/15/2040 (n)		500	335
2.000% due 08/15/2051 (n)		200	136
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2025 (l)		7,106	6,761
0.125% due 07/15/2031 (l)(n)		3,622	3,214
0.125% due 01/15/2032 (l)(n)		1,861	1,639
0.250% due 01/15/2025		7,685	7,368
0.375% due 07/15/2027 (l)(n)		4,589	4,303
0.500% due 01/15/2028 (l)		5,043	4,718
0.625% due 07/15/2032		522	480
1.125% due 01/15/2033		7,537	7,226
2.500% due 01/15/2029 (l)(n)		3,391	3,494
3.875% due 04/15/2029 (l)		2,768	3,060
U.S. Treasury Notes
3.500% due 02/15/2033		800	779

			43,513

Total United States (Cost $517,360)			494,604

SHORT-TERM INSTRUMENTS 29.9%
COMMERCIAL PAPER 0.6%
AT&T, Inc. 5.700% due 03/19/2024		$3,750	3,590
Conagra Brands, Inc. 5.750% due 07/05/2023		1,000	999
Enbridge (US), Inc. 5.440% due 07/20/2023		900	897
Global Payments, Inc. 5.930% due 07/28/2023		700	697

			6,183

REPURCHASE AGREEMENTS (j) 4.1%			40,649

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (d)(e)(g)	ARS	52,214	107

HUNGARY TREASURY BILLS 0.4%
16.220% due 07/06/2023 (e)(f)	HUF	1,477,000	4,318

JAPAN TREASURY BILLS 24.5%
(0.190)% due 07/03/2023 - 10/02/2023 (b)(d)(e)	JPY	35,080,000	243,152

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

U.S. TREASURY BILLS 0.3%
5.282% due 08/24/2023 - 09/12/2023 (d)(e)(l)(n)	$3,159	3,133

Total Short-Term Instruments (Cost $310,400)		297,542

Total Investments in Securities (Cost $1,198,470)		1,120,765

	SHARES
INVESTMENTS IN AFFILIATES 14.7%
SHORT-TERM INSTRUMENTS 14.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.7%
PIMCO Short Asset Portfolio	59,325	572
PIMCO Short-Term Floating NAV Portfolio III	14,931,401	145,178

Total Short-Term Instruments (Cost $145,747)		145,750

Total Investments in Affiliates (Cost $145,747)		145,750

Total Investments 127.7% (Cost $1,344,217)		$1,266,515
Financial Derivative Instruments (k)(m) 1.8%(Cost or Premiums, net $(4,951))		17,639
Other Assets and Liabilities, net (29.5)%		(292,364)

Net Assets 100.0%		$991,790

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.290%	03/17/2026	03/10/2022	$1,300	$1,244	0.13%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	400	356	0.04
Deutsche Bank AG	3.729	01/14/2032	01/21/2021	1,002	757	0.08

$2,702	$2,357	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.800%	05/12/2023	TBD(2)	GBP	125	United Kingdom Gilt 1.750% due 01/22/2049	$(152)	$159	$160
5.120	06/30/2023	07/03/2023	$100	U.S. Treasury Notes 2.750% due 04/30/2027	(102)	100	100
FICC	2.400	06/30/2023	07/03/2023	1,890	U.S. Treasury Notes 4.625% due 06/30/2025	(1,928)	1,890	1,890
SAL	5.100	06/30/2023	07/03/2023	4,100	U.S. Treasury Notes 0.250% due 10/31/2025	(4,182)	4,100	4,102
5.120	06/30/2023	07/03/2023	34,400	U.S. Treasury Notes 3.500% due 09/15/2025	(35,346)	34,400	34,415

Total Repurchase Agreements	$(41,710)	$40,649	$40,667

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (10.1)%
U.S. Government Agencies (10.1)%
Fannie Mae, TBA	2.000%	07/01/2038	$12,100	$(10,803)	$(10,724)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2053	107,100	(87,868)	(87,491)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2053	1,900	(1,687)	(1,675)

Total Short Sales (10.1)%	$(100,358)	$(99,890)

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(4,226) at a weighted average interest rate of 5.140%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	2	$2	$(1)	$0
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	111.500	07/21/2023	21	21	(9)	(8)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	2	2	0	0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	21	21	(7)	(1)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	15	38	(14)	(71)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	15	38	(12)	(1)

Total Written Options	$(43)	$(81)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	604	$143,276	$(24)	$38	$(1)
Canada Government 10-Year Bond September Futures	09/2023	69	6,382	(93)	50	0
U.S. Treasury 10-Year Note September Futures	09/2023	14	1,572	(20)	2	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	2	272	3	2	0

$(134)	$92	$(1)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	195	$(46,430)	$75	$2	$0
3-Month SOFR Active Contract September Futures	12/2024	409	(97,800)	2	20	(1)
Australia Government 3-Year Bond September Futures	09/2023	51	(3,589)	21	18	0
Australia Government 10-Year Bond September Futures	09/2023	151	(11,686)	58	141	0
Euro-Bobl September Futures	09/2023	454	(57,323)	875	248	0
Euro-BTP Italy Government Bond September Futures	09/2023	1,135	(129,610)	1,258	310	0
Euro-BTP September Futures	09/2023	208	(26,353)	(202)	211	(7)
Euro-Bund September Futures	09/2023	66	(9,632)	85	68	(7)
Euro-Buxl 30-Year Bond September Futures	09/2023	13	(1,980)	(29)	23	(11)
Euro-Oat September Futures	09/2023	723	(101,300)	759	773	(55)
Euro-Schatz September Futures	09/2023	1,283	(146,791)	299	245	0
Japan Government 10-Year Bond September Futures	09/2023	32	(32,944)	(118)	24	(13)
U.S. Treasury 2-Year Note September Futures	09/2023	58	(11,794)	173	2	0
U.S. Treasury 5-Year Note September Futures	09/2023	454	(48,621)	914	0	0
U.S. Treasury Long-Term Bond September Futures	09/2023	5	(635)	0	0	(4)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	106	(12,554)	131	0	(31)
United Kingdom Long Gilt September Futures	09/2023	299	(36,188)	117	254	0

$4,418	$2,339	$(129)

Total Futures Contracts	$4,284	$2,431	$(130)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	1.239%	$100	$6	$0	$6	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.344	600	24	17	41	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	1.576	200	8	8	16	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.729	300	13	14	27	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	4.659	EUR	700	47	(39)	8	5	0

							$98	$0	$98	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate		Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%		Quarterly	06/20/2033		$118,000	$1,595	$(1,225)	$370	$0	$(394)
iTraxx Europe Main 39 10-Year Index	(1.000)		Quarterly	06/20/2033	EUR	12,400	292	(177)	115	0	(35)

							$1,887	$(1,402)	$485	$0	$(429)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%		Quarterly	12/20/2027		$2,000	$11	$19	$30	$3	$0
CDX.IG-40 5-Year Index	1.000		Quarterly	06/20/2028		110,500	1,209	484	1,693	149	0

							$1,220	$503	$1,723	$152	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	1.250%	Annual	10/28/2023	GBP	33,300	$(44)	$(1,292)	$(1,336)	$0	$(16)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/20/2025		22,700	(186)	(837)	(1,023)	0	(77)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/20/2028		2,400	(11)	(153)	(164)	0	(15)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		86,900	(4,485)	(2,535)	(7,020)	100	(541)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		600	(18)	(54)	(72)	0	(6)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/15/2028	INR	186,860	(1)	18	17	0	(4)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		118,900	75	(60)	15	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/16/2024	JPY	2,560,000	6	(12)	(6)	0	0
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		260,000	(24)	(1)	(25)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		1,090,000	(28)	(86)	(114)	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		3,710,000	(395)	662	267	14	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		640,000	(150)	(13)	(163)	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		130,000	24	(2)	22	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		3,852,000	0	(656)	(656)	27	0
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		270,000	(40)	(2)	(42)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	33	946	979	32	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	74	18	92	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		450,000	142	52	194	17	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	07/15/2023		$27,300	0	377	377	13	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/25/2023	16,900	0	(240)	(240)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/31/2023	19,350	0	(275)	(275)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.320	Annual	12/21/2023	84,929	1,700	1,504	3,204	20	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024	7,300	0	32	32	0	(2)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024	7,300	20	(59)	(39)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Annual	03/31/2024	200	2	6	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.209	Annual	03/31/2024	19,000	0	583	583	1	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024	13,300	(217)	(417)	(634)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	37,300	1,783	(462)	1,321	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024	15,900	0	(368)	(368)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024	16,900	(4)	826	822	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024	19,350	(2)	945	943	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024	53,800	(6)	562	556	0	(21)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024	53,800	22	(651)	(629)	21	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024	22,600	(5)	230	225	0	(8)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024	22,600	7	(270)	(263)	8	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024	17,200	(2)	225	223	0	(7)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024	17,200	3	(216)	(213)	7	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024	4,300	159	(304)	(145)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025	39,900	(102)	650	548	0	(6)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025	98,100	136	989	1,125	4	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025	5,900	(2)	67	65	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	51,000	208	825	1,033	0	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	25,102	(82)	129	47	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	28,500	0	1,441	1,441	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	64,400	2,785	4,532	7,317	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.178	Annual	08/31/2027	39,080	(41)	(1,315)	(1,356)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	0.400	Semi-Annual	01/15/2028	27,300	(185)	(4,386)	(4,571)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	1,600	(3)	(14)	(17)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	3,400	(45)	(58)	(103)	1	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.752	Annual	10/03/2028	10,900	0	(17)	(17)	6	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.850	Annual	10/03/2028	10,900	0	30	30	6	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	10/05/2028	11,000	0	12	12	12	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	21,900	231	(2,826)	(2,595)	14	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	4,189	(48)	35	(13)	0	(3)
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	1,400	(2)	(174)	(176)	1	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	4,100	(7)	(486)	(493)	3	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	900	(2)	(106)	(108)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.819	Annual	04/30/2029	4,700	0	259	259	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	6,000	423	231	654	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	2,300	(8)	(21)	(29)	3	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	200	(2)	2	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031	5,900	0	(1,016)	(1,016)	8	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		30,900	(52)	(4,762)	(4,814)	48	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		11,140	(1,445)	(122)	(1,567)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		58,000	(307)	(2,149)	(2,456)	129	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		800	(3)	(8)	(11)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		1,400	(6)	(25)	(31)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		61,500	(1,836)	(1,048)	(2,884)	155	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		2,800	(13)	(2)	(15)	7	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		40,574	242	(43)	199	117	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.445	Annual	10/03/2038		8,500	0	3	3	0	(40)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.533	Annual	10/03/2038		8,500	0	(83)	(83)	0	(41)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.490	Annual	10/05/2038		8,500	0	(42)	(42)	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		5,000	(297)	(1,276)	(1,573)	41	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		2,700	799	(71)	728	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052		1,100	0	(73)	(73)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		4,000	(126)	(204)	(330)	40	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.165	Annual	10/03/2053		2,600	0	8	8	28	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.240	Annual	10/03/2053		2,600	0	45	45	28	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.203	Annual	10/05/2053		2,600	0	27	27	27	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	5,700	0	(330)	(330)	3	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		5,400	(43)	(237)	(280)	4	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		9,050	(28)	326	298	0	(27)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		1,200	0	(118)	(118)	5	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		1,400	(161)	7	(154)	6	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		6,800	(392)	(530)	(922)	26	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	06/15/2027	CNY	77,300	90	(167)	(77)	0	(17)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/21/2027		77,200	106	(175)	(69)	0	(19)
Receive	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		41,300	130	(103)	27	0	(11)
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		483,000	761	(1,145)	(384)	0	(119)
Receive	3-Month CNY-CNREPOFIX	3.000	Quarterly	03/15/2028		43,300	(91)	(75)	(166)	0	(11)
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028		67,100	6	(157)	(151)	0	(18)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2028	KRW	51,084,365	260	(718)	(458)	0	(101)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2033		545,472	(1)	(5)	(6)	0	(2)
Receive(7)	3-Month KRW-KORIBOR	3.250	Quarterly	09/20/2033		7,699,530	63	17	80	22	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	64,100	(112)	(585)	(697)	0	(27)
Pay(7)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		145,700	(72)	(468)	(540)	0	(126)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		10,200	(18)	(233)	(251)	0	(21)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	528,780	(45)	179	134	7	0
Receive	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023		$17,200	0	38	38	1	0
Pay	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023		17,200	0	(37)	(37)	0	(1)
Pay	3-Month USD-LIBOR	4.433	Quarterly	07/06/2023		53,800	0	(39)	(39)	0	(2)
Pay	3-Month USD-LIBOR	4.789	Quarterly	07/07/2023		7,300	0	(2)	(2)	0	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/15/2023		27,300	0	(374)	(374)	0	(12)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	07/20/2023		1,400	0	(8)	(8)	0	0
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/20/2023		4,100	0	(22)	(22)	0	(1)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/26/2023		900	0	(5)	(5)	0	0
Pay	3-Month USD-LIBOR	4.427	Quarterly	07/27/2023		22,600	0	(17)	(17)	0	(2)
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/25/2023		16,900	0	239	239	8	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/31/2023		19,350	0	277	277	9	0
Receive	3-Month USD-LIBOR	4.433	Quarterly	09/06/2023		53,800	0	163	163	5	0
Receive	3-Month USD-LIBOR	4.789	Quarterly	09/07/2023		7,300	0	16	16	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/15/2023		21,900	0	(233)	(233)	0	(7)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Pay	3-Month USD-LIBOR	2.500	Semi-Annual	09/18/2023		4,300	0	(34)	(34)	0	(1)
Receive	3-Month USD-LIBOR	4.427	Quarterly	09/27/2023		22,600	0	71	71	2	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(26)	(535)	(561)	0	(33)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		13,400	161	(1,761)	(1,600)	0	(76)
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		2,300	(3)	(10)	(13)	0	(7)
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		148,500	(1,572)	1,676	104	0	(467)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		18,100	268	(407)	(139)	0	(127)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		9,600	29	(251)	(222)	0	(64)
Pay	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	6,846	(28)	(172)	(200)	0	(2)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		7,600	(15)	(118)	(133)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		3,800	(7)	(60)	(67)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		11,200	(26)	(174)	(200)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		2,600	(7)	(37)	(44)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		2,500	(5)	(37)	(42)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		2,400	(4)	(36)	(40)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		3,900	(9)	(64)	(73)	0	(1)
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		900	(2)	(15)	(17)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		800	(3)	(36)	(39)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		101,800	(3,313)	(1,913)	(5,226)	0	(103)
Pay(7)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025		28,200	(204)	18	(186)	0	(64)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		38,050	248	(251)	(3)	0	(85)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(6)	(137)	(143)	0	(5)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(13)	(244)	(257)	0	(9)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(12)	(167)	(179)	0	(6)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,800	(10)	(263)	(273)	0	(10)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,300	(5)	(122)	(127)	0	(5)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028		157,000	(1,391)	(217)	(1,608)	0	(724)
Pay(7)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032		54,500	(1,483)	1,162	(321)	0	(111)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		16,850	(169)	(50)	(219)	31	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		126,150	(516)	722	206	0	(801)
Receive	6-Month EUR-EURIBOR	0.450	Annual	12/15/2035		100	(9)	37	28	1	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,000	333	(879)	(546)	0	(45)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		400	0	180	180	1	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	164	164	1	0
Receive(7)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		47,600	516	(378)	138	335	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	8,900	(5)	30	25	1	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		13,300	0	70	70	2	0
Receive	6-Month NOK-NIBOR	3.033	Annual	03/15/2028		510,690	1,134	1,363	2,497	200	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	8,600	0	(256)	(256)	5	0
Pay(7)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	135,400	(167)	(845)	(1,012)	109	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2028		55,600	(108)	(837)	(945)	197	0
Pay(7)	CAONREPO Index	3.250	Semi-Annual	12/20/2028		2,800	(24)	(1)	(25)	11	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		16,400	(316)	109	(207)	106	0
Pay(7)	CAONREPO Index	3.250	Semi-Annual	12/20/2033		1,500	(12)	3	(9)	10	0
Receive	CAONREPO Index	3.250	Semi-Annual	06/21/2053		7,400	65	(103)	(38)	0	(102)

							$(7,621)	$(22,347)	$(29,968)	$2,115	$(4,264)

Total Swap Agreements							$(4,416)	$(23,246)	$(27,662)	$2,272	$(4,693)

(l)	Securities with an aggregate market value of $21,747 and cash of $24,677 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	Unsettled variation margin asset of $3 for closed futures is outstanding at period end.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						This instrument has a forward starting effective date.
(m)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	08/2023		$1,032	AUD	1,518	$0	$(20)
	08/2023		1,577	JPY	221,400	0	(33)
BOA	07/2023		45,995	EUR	42,798	706	0
	07/2023		3,937	ILS	13,486	0	(298)
	07/2023		7,557	NOK	83,077	182	0
	07/2023		352	PEN	1,289	4	0
	07/2023		38	PLN	160	1	0
	08/2023	AUD	1,859		$1,256	17	0
	08/2023	CNH	7,919		1,133	40	0
	08/2023	JPY	1,445,195		10,481	383	0
	08/2023	NZD	6,092		3,863	125	0
	08/2023		$2,147	CAD	2,847	7	(3)
	09/2023	CLP	2,213,527		$2,708	0	(28)
	09/2023	HKD	3,559		456	1	0
	09/2023	JPY	1,050,000		7,559	197	0
	09/2023	TWD	153,974		5,072	118	0
	09/2023		$211	IDR	3,154,314	0	(1)
	09/2023		3,160	INR	261,373	16	0
	09/2023		10	KRW	12,363	0	0
	09/2023		743	PEN	2,726	4	0
BPS	07/2023	ILS	2,932		$920	129	0
	07/2023	MYR	721		157	2	0
	07/2023	NOK	20,327		1,891	0	(3)
	07/2023		$55,871	EUR	50,977	0	(245)
	07/2023		934	GBP	755	25	0
	08/2023	AUD	1,304		$875	5	0
	08/2023	CNH	71,318		10,069	225	0
	08/2023	EUR	41,302		45,319	188	0
	08/2023	TWD	95,243		3,113	54	0
	08/2023		$986	CAD	1,298	0	(6)
	08/2023		1,891	NOK	20,307	3	0
	08/2023		37	ZAR	682	0	(1)
	09/2023	THB	8		$0	0	0
	09/2023		$222	PEN	814	1	0
	09/2023		230	THB	7,926	0	(5)
	12/2023		771	MXN	13,740	8	0
	01/2024	DKK	62,261		$9,270	37	0
	04/2024		24,300		3,624	2	0
BRC	07/2023	GBP	447		557	0	(10)
	07/2023	JPY	4,860,000		37,768	4,087	0
	07/2023	PEN	36,845		10,113	1	(43)
	07/2023		$1,283	GBP	1,008	0	(3)
	07/2023		203	MYR	931	0	(2)
	07/2023		5,036	PEN	18,423	43	0
	08/2023		137	JPY	18,082	0	(11)
	08/2023		45	ZAR	825	0	(1)
	09/2023	IDR	78,805		$5	0	0
	09/2023	ILS	1,058		296	10	0
	09/2023		$100	IDR	1,495,167	0	0
	09/2023		383	INR	31,485	0	0
	10/2023	JPY	5,470,000		$38,304	0	(133)
	04/2024	DKK	31,390		4,689	11	0
	04/2024	JPY	870,022		7,117	817	0
	05/2024		390,000		3,154	318	0
BSH	07/2023		$1,097	PEN	4,036	15	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

CBK	07/2023	EUR	1,165		$1,250	0	(21)
	07/2023	IDR	372,985		25	0	0
	07/2023	ILS	10,561		3,304	455	0
	07/2023	PEN	18,423		4,538	0	(540)
	07/2023		$2,944	CLP	2,382,397	25	0
	07/2023		1,815	EUR	1,667	6	(2)
	07/2023		795	NOK	8,878	32	0
	07/2023		6,676	PEN	24,270	14	(1)
	08/2023	AUD	2,705		$1,792	0	(12)
	08/2023	CAD	3,468		2,601	0	(19)
	08/2023	DKK	147,815		21,350	0	(367)
	08/2023	JPY	804,805		5,839	216	0
	08/2023	NZD	1,605		976	0	(9)
	08/2023	PEN	16,275		4,166	0	(304)
	08/2023	TWD	80,238		2,628	51	0
	08/2023		$1,000	AUD	1,523	16	0
	08/2023		3,827	CAD	5,194	96	0
	09/2023	CNH	33,952		$4,764	65	0
	09/2023		$1	KRW	957	0	0
	09/2023		4,094	THB	140,939	0	(89)
	10/2023	DKK	35,948		$5,342	45	0
	10/2023		$10	CLP	8,439	0	0
CLY	08/2023	TWD	30,936		$1,012	18	0
DUB	07/2023	BRL	1,810		376	0	(2)
	07/2023	ILS	11,085		3,166	173	0
	07/2023		$374	BRL	1,810	4	0
	08/2023	CAD	254		$188	0	(4)
	08/2023	TWD	25,330		830	16	0
	08/2023		$947	AUD	1,395	0	(17)
FAR	07/2023		5	CLP	3,655	0	0
GLM	07/2023	IDR	747,950		$50	0	0
	07/2023	NOK	125,364		11,631	0	(49)
	07/2023	PEN	7,331		2,008	0	(12)
	08/2023	CNH	28,094		4,025	146	0
	08/2023		$11,631	NOK	125,241	49	0
	08/2023		904	PEN	3,298	2	0
	08/2023		170	ZAR	3,148	0	(3)
	09/2023		1,104	PEN	4,059	8	0
	09/2023		7,037	SGD	9,410	0	(59)
	09/2023		1	THB	34	0	0
JPM	07/2023	SGD	2,375		$1,797	41	0
	08/2023	CAD	5,701		4,264	0	(42)
	08/2023	CNH	677		98	5	0
	08/2023	HUF	18,433		53	0	(1)
	08/2023		$360	HUF	124,000	0	(1)
	09/2023	ILS	1,015		$286	11	0
	09/2023		$89	IDR	1,338,851	0	0
	09/2023		749	INR	61,732	1	0
	09/2023		4,531	PEN	16,682	40	0
	09/2023		1,354	THB	46,433	0	(35)
	12/2023		620	INR	51,163	0	0
	10/2024	JPY	400,000		$3,208	236	0
MBC	07/2023	EUR	1,201		1,296	0	(14)
	07/2023	GBP	20,838		26,019	48	(493)
	07/2023	JPY	8,540,000		65,390	6,037	0
	07/2023		$1,123	EUR	1,049	21	0
	08/2023	CAD	1,739		$1,312	3	(4)
	08/2023	CNH	7,641		1,076	21	0
	08/2023	JPY	770,000		5,636	262	0
	08/2023	NZD	757		475	10	0
	09/2023	IDR	3,817		0	0	0
	09/2023	JPY	3,470,000		25,277	976	0
	09/2023	KRW	180,920		142	4	0
	09/2023		$376	IDR	5,601,645	0	(4)
	10/2023	DKK	33,378		$4,933	15	0
	03/2024	JPY	780,019		6,379	759	0
	10/2024		950,000		7,617	560	0
MYI	07/2023	IDR	2,333,996		156	0	0
	07/2023	KRW	64,573		50	1	0
	07/2023		$55	IDR	831,521	0	0
	07/2023		64	MYR	296	0	0
	07/2023		792	NOK	8,460	0	(4)
	08/2023	NZD	484		$304	7	0
	08/2023	TWD	117,133		3,856	94	0
	08/2023		$1,948	JPY	258,919	0	(142)
	09/2023	KRW	203,326		$159	4	0
	09/2023		$2,168	IDR	32,448,271	1	(14)
	09/2023		162	INR	13,334	0	0
	09/2023		618	THB	21,165	0	(17)
	10/2024	JPY	330,000		$2,698	247	0
NGF	08/2023	CNH	1,034		151	8	0
	09/2023	SGD	5,644		4,237	51	0
	12/2023		$6,594	INR	544,131	0	(5)
RBC	08/2023	CAD	755		$570	0	(1)
	08/2023		$1,000	AUD	1,491	0	(5)
	08/2023		1,223	CAD	1,628	7	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

08/2023	30	MXN	522	0	0
RYL	07/2023	NOK	7,040	$662	6	0
SCX	07/2023	MYR	721	157	1	0
08/2023	AUD	2,360	1,587	13	0
08/2023	CNH	18	3	0	0
08/2023	NZD	4,077	2,524	23	(1)
08/2023	TWD	26,964	883	17	0
08/2023	$1,845	AUD	2,753	0	(9)
09/2023	CNH	7,621	$1,068	13	0
09/2023	KRW	5,860,894	4,601	135	0
09/2023	TWD	128,718	4,222	80	0
09/2023	$3,258	IDR	48,709,275	0	(23)
09/2023	469	INR	38,608	0	0
09/2023	966	PEN	3,556	9	0
09/2023	3,388	THB	116,940	0	(65)
SOG	07/2023	EUR	94,125	$101,254	0	(1,455)
07/2023	PLN	946	220	0	(13)
SSB	07/2023	CLP	2,389,472	2,975	0	(3)
07/2023	JPY	5,480,000	41,554	3,427	0
07/2023	$5,052	PEN	18,426	25	0
08/2023	PEN	18,426	$5,045	0	(22)
08/2023	$2,975	CLP	2,396,373	1	0
09/2023	KRW	8,268,159	$6,375	74	0
09/2023	$6,591	BRL	33,415	310	0
TOR	07/2023	24,807	GBP	19,522	0	(14)
08/2023	CAD	1,539	$1,142	0	(21)
08/2023	GBP	19,522	24,812	14	0
08/2023	HUF	11,675	33	0	0
08/2023	$899	JPY	119,248	0	(68)
09/2023	JPY	3,190,000	$22,640	249	0
UAG	07/2023	$5,252	NOK	58,111	162	0
08/2023	CAD	915	$675	0	(16)
08/2023	$188	CNH	1,306	0	(8)
08/2023	1,093	JPY	156,700	0	0
08/2023	533	NOK	5,726	1	0
09/2023	CNH	10,223	THB	49,510	0	(8)
09/2023	ILS	878	$245	8	0
09/2023	SGD	1,647	1,233	11	0
09/2023	$2,991	INR	247,267	14	0

Total Forward Foreign Currency Contracts	$23,282	$(4,864)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	3,300	$94	$339
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	75,800	186	261

$280	$600

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	1,400	$106	$584

Total Purchased Options	$386	$1,184

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	2,400	$(7)	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	2,400	(7)	(33)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	29,600	(95)	(716)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	1,300	(5)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	1,300	(5)	(4)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	700	(5)	(2)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	700	(5)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	500	(4)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	500	(4)	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	510	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	510	(2)	(1)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,400	(106)	(536)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	100	(1)	0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,300	(8)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,300	(8)	(28)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	300	(1)	(1)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	900	(7)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	900	(7)	(17)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	08/31/2023	2,100	(15)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	08/31/2023	2,100	(15)	(21)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	100	(1)	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	900	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	900	(5)	(19)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	1,000	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	1,000	(6)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	1,000	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	1,000	(7)	(19)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	1,000	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	1,000	(7)	(19)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	1,000	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	1,000	(7)	(18)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	1,000	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	1,000	(7)	(21)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	1,000	(7)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	1,000	(7)	(22)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	900	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	900	(6)	(17)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	600	(4)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	600	(4)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	1,500	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	1,500	(5)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	1,800	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	1,800	(6)	(25)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	1,700	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	1,700	(5)	(21)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	2,700	(21)	(3)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	2,700	(21)	(50)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	1,000	(7)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	1,000	(8)	(18)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	8,100	(57)	(9)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	500	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	500	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	1,500	(5)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	1,500	(5)	(6)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	700	(5)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	700	(5)	(15)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	490	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	490	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	600	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	600	(2)	(3)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	1,500	(10)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	1,500	(10)	(30)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	1,400	(9)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	1,400	(9)	(30)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	1,500	(12)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	1,500	(12)	(26)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	1,500	(11)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	1,500	(11)	(26)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	75,800	(95)	(150)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	200	(1)	(1)

Total Written Options	$(784)	$(1,985)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.368%	$1,300	$(32)	$48	$16	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	900	(22)	33	11	0

$(54)	$81	$27	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	4,700	$3,541	$23	$(14)	$9	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	7,900		5,451	1	13	14	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	7,700		5,313	(28)	13	0	(15)

								$(4)	$12	$23	$(15)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/15/2028	MYR	50,746	$(20)	$95	$75	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033		25,870	(7)	65	58	0
BPS	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		14,841	(6)	28	22	0
GLM	Receive	3-Month MYR-KLIBOR	3.635	Quarterly	04/05/2024		19,956	(5)	3	0	(2)
	Receive	3-Month MYR-KLIBOR	3.545	Quarterly	05/05/2028		7,701	0	9	9	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033		3,309	7	1	8	0
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028		9,995	(5)	20	15	0

								$(36)	$221	$187	$(2)

Total Swap Agreements								$(94)	$314	$237	$(17)

(n)

Securities with an aggregate market value of $1,610 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$86	$0	$86
Australia
Corporate Bonds & Notes	0	3,560	0	3,560
Non-Agency Mortgage-Backed Securities	0	152	0	152
Sovereign Issues	0	12,757	0	12,757
Canada
Corporate Bonds & Notes	0	13,506	0	13,506
Sovereign Issues	0	409	0	409
Cayman Islands
Asset-Backed Securities	0	49,828	0	49,828
Corporate Bonds & Notes	0	2,611	0	2,611
Sovereign Issues	0	511	0	511
Denmark
Corporate Bonds & Notes	0	47,983	0	47,983
France
Corporate Bonds & Notes	0	2,644	0	2,644
Sovereign Issues	0	15,183	0	15,183
Germany
Corporate Bonds & Notes	0	10,646	0	10,646
Hungary
Sovereign Issues	0	1,130	0	1,130
Ireland
Asset-Backed Securities	0	7,069	0	7,069
Corporate Bonds & Notes	0	1,389	0	1,389
Non-Agency Mortgage-Backed Securities	0	1,876	0	1,876
Israel
Sovereign Issues	0	4,310	0	4,310
Italy
Corporate Bonds & Notes	0	3,900	0	3,900
Sovereign Issues	0	2,127	0	2,127
Japan
Corporate Bonds & Notes	0	3,143	0	3,143
Sovereign Issues	0	49,017	0	49,017
Jersey, Channel Islands
Asset-Backed Securities	0	2,174	0	2,174
Malaysia
Corporate Bonds & Notes	0	559	0	559
Mexico
Sovereign Issues	0	435	0	435
Multinational
Corporate Bonds & Notes	0	611	0	611
Netherlands
Corporate Bonds & Notes	0	1,597	0	1,597
Norway
Sovereign Issues	0	1,331	0	1,331
Poland
Sovereign Issues	0	2,335	0	2,335
Qatar
Corporate Bonds & Notes	0	252	0	252
Republic of Korea
Sovereign Issues	0	1,952	0	1,952
Romania
Sovereign Issues	0	5,749	0	5,749
Saudi Arabia
Corporate Bonds & Notes	0	167	0	167
Sovereign Issues	0	5,265	0	5,265
Serbia
Sovereign Issues	0	995	0	995
Singapore
Corporate Bonds & Notes	0	791	0	791
South Korea
Sovereign Issues	0	8,771	0	8,771
Spain
Corporate Bonds & Notes	0	3,674	0	3,674
Sovereign Issues	0	3,907	0	3,907
Supranational
Corporate Bonds & Notes	0	1,113	0	1,113
Switzerland
Corporate Bonds & Notes	0	12,202	0	12,202
United Kingdom
Corporate Bonds & Notes	0	20,841	0	20,841
Non-Agency Mortgage-Backed Securities	0	17,981	0	17,981
Sovereign Issues	0	2,080	0	2,080
United States
Asset-Backed Securities	0	54,685	0	54,685
Corporate Bonds & Notes	0	24,053	0	24,053
Loan Participations and Assignments	0	2,295	0	2,295
Municipal Bonds & Notes	0	1,274	0	1,274
Non-Agency Mortgage-Backed Securities	0	71,613	43	71,656
U.S. Government Agencies	0	297,128	0	297,128
U.S. Treasury Obligations	0	43,513	0	43,513
Short-Term Instruments
Commercial Paper	0	6,183	0	6,183
Repurchase Agreements	0	40,649	0	40,649

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Argentina Treasury Bills	0	107	0	107
Hungary Treasury Bills	0	4,318	0	4,318
Japan Treasury Bills	0	243,152	0	243,152
U.S. Treasury Bills	0	3,133	0	3,133

	$0	$1,120,722	$43	$1,120,765
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$145,750	$0	$0	$145,750

Total Investments	$145,750	$1,120,722	$43	$1,266,515

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(99,890)	$0	$(99,890)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,365	2,338	0	4,703
Over the counter	0	24,703	0	24,703

	$2,365	$27,041	$0	$29,406
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(93)	(4,811)	0	(4,904)
Over the counter	0	(6,866)	0	(6,866)

	$(93)	$(11,677)	$0	$(11,770)

Total Financial Derivative Instruments	$2,272	$15,364	$0	$17,636

Totals	$148,022	$1,036,196	$43	$1,184,261

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.6% ¤
CORPORATE BONDS & NOTES 2.7%
BANKING & FINANCE 0.9%
Avolon Holdings Funding Ltd. 4.250% due 04/15/2026	$100	$93
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	400	381
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024 ^(b)	700	46
UniCredit SpA 7.830% due 12/04/2023	800	805
Ursa Re II Ltd. 9.208% (T-BILL 3MO + 3.750%) due 12/07/2027 ~	600	598
VICI Properties LP 3.875% due 02/15/2029	400	351
Yango Justice International Ltd. 7.500% due 04/15/2024 ^(b)	700	15

		2,289

INDUSTRIALS 1.1%
American Airlines Pass-Through Trust 3.575% due 07/15/2029	276	256
Berry Global, Inc. 4.875% due 07/15/2026	1,200	1,154
Broadcom, Inc. 3.137% due 11/15/2035	521	400
DAE Funding LLC 1.625% due 02/15/2024	200	193
Energy Transfer LP 3.750% due 05/15/2030	900	813

		2,816

UTILITIES 0.7%
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,500	1,469
Pacific Gas & Electric Co. 2.500% due 02/01/2031	600	470

		1,939

Total Corporate Bonds & Notes (Cost $8,914)		7,044

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (a)	800	543

Total Convertible Bonds & Notes (Cost $787)		543

U.S. GOVERNMENT AGENCIES 22.0%
Fannie Mae, TBA 5.500% due 09/01/2053	5,700	5,672
Freddie Mac 5.743% due 07/15/2041 •	431	425
Ginnie Mae
3.858% due 08/20/2068 •	377	368
4.305% due 09/20/2071 •	2,329	2,307
Uniform Mortgage-Backed Security 4.000% due 10/01/2040	2	2
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2053	4,700	3,839
2.500% due 08/01/2053	2,600	2,208
3.000% due 08/01/2053	1,800	1,587
3.500% due 08/01/2053	1,800	1,642
4.000% due 08/01/2053	4,200	3,945
4.500% due 08/01/2053	10,600	10,197
5.000% due 09/01/2053	13,900	13,630

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2023 (Unaudited)

5.500% due 08/01/2053		11,600	11,543

Total U.S. Government Agencies (Cost $57,730)			57,365

U.S. TREASURY OBLIGATIONS 7.8%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)		2,700	1,808
4.000% due 11/15/2042 (l)		2,050	2,038
4.000% due 11/15/2052		1,550	1,593
U.S. Treasury Inflation Protected Securities (e)
1.125% due 01/15/2033		15,456	14,818

Total U.S. Treasury Obligations (Cost $21,597)			20,257

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Alliance Bancorp Trust 5.630% due 07/25/2037 •		196	168
Bear Stearns Adjustable Rate Mortgage Trust
4.108% due 08/25/2033 ~		32	31
4.222% due 07/25/2036 ^~		51	45
4.524% due 02/25/2036 ^~		31	28
Countrywide Alternative Loan Trust
4.976% due 02/25/2036 •		91	83
5.450% due 07/25/2035 •		326	256
5.470% due 09/25/2047 •		78	68
Countrywide Home Loan Mortgage Pass-Through Trust
3.680% due 09/20/2036 ^~		53	46
5.790% due 03/25/2035 •		41	38
6.000% due 04/25/2036		156	84
Impac CMB Trust
5.770% due 04/25/2035 «•		72	66
5.795% due 04/25/2035 •		93	86
Residential Accredit Loans, Inc. Trust 6.000% due 12/25/2036		42	34
Structured Adjustable Rate Mortgage Loan Trust 3.934% due 01/25/2035 ~		3	3
Structured Asset Mortgage Investments Trust 5.646% due 07/19/2035 •		15	14
Towd Point Mortgage Funding 5.531% due 10/20/2051	GBP	626	796
WaMu Mortgage Pass-Through Certificates Trust 5.810% due 01/25/2045 •		$1,107	1,033

Total Non-Agency Mortgage-Backed Securities (Cost $3,039)			2,879

ASSET-BACKED SECURITIES 10.8%
522 Funding CLO Ltd. 6.290% due 10/20/2031 •		600	592
Aames Mortgage Investment Trust 5.630% due 04/25/2036 •		85	75
ACE Securities Corp. Home Equity Loan Trust
5.630% due 06/25/2036 •		119	84
6.050% due 08/25/2035 •		132	127
6.950% due 06/25/2034 «•		0	1
Anchorage Capital CLO Ltd. 6.310% due 07/15/2030 •		964	958
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •		454	451
Apidos CLO 6.162% due 07/18/2029 •		692	686
Ares CLO Ltd. 6.130% due 01/15/2029 •		772	767
Argent Mortgage Loan Trust 5.630% due 05/25/2035 •		333	300
Argent Securities Trust 5.450% due 07/25/2036 •		251	214
Benefit Street Partners CLO Ltd.
6.210% due 10/15/2030 •		236	234
6.290% due 01/17/2032 •		100	99
Carlyle Global Market Strategies CLO Ltd. 6.271% due 08/14/2030 •		1,092	1,085
Catamaran CLO Ltd. 6.373% due 04/22/2030 •		529	526
CIFC Funding Ltd. 6.223% due 10/24/2030 •		381	378
CIT Mortgage Loan Trust 6.500% due 10/25/2037 •		134	134
Citigroup Mortgage Loan Trust 5.585% due 11/25/2036 •		54	52
Countrywide Asset-Backed Certificates Trust
5.290% due 05/25/2035 •		26	25
5.650% due 03/25/2037 •		540	509
Crestline Denali CLO Ltd. 6.413% due 10/23/2031 •		399	394

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2023 (Unaudited)

Dryden CLO Ltd. 6.236% due 01/17/2033 •		300	296
Elevation CLO Ltd. 6.205% due 10/25/2030 •		819	813
First Franklin Mortgage Loan Trust 5.855% due 11/25/2036 •		1,022	976
Fremont Home Loan Trust 5.285% due 10/25/2036 •		475	418
Gallatin CLO Ltd. 6.350% due 07/15/2031 •		300	294
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •		850	845
KKR CLO Ltd. 6.202% due 07/18/2030 •		205	204
LCM LP 6.135% due 07/19/2027 •		571	568
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		397	285
Long Beach Mortgage Loan Trust 5.750% due 01/25/2036 •		1,151	1,034
Madison Park Funding Ltd. 6.240% due 04/20/2032 •		250	247
Magnetite Ltd. 6.201% due 11/15/2028 •		720	715
Man GLG Euro CLO DAC 4.047% due 01/15/2030 •	EUR	110	118
Oaktree CLO Ltd.
6.370% due 10/20/2032 •		$250	246
6.383% due 04/22/2030 •		250	246
OCP Euro CLO DAC 4.091% due 09/22/2034 •	EUR	500	531
Octagon Investment Partners Ltd. 6.321% due 02/14/2031 •		$300	297
OSD CLO Ltd. 6.130% due 04/17/2031 •		488	483
OZLM Ltd.
6.240% due 10/17/2029 •		289	287
6.350% due 10/20/2031 •		250	246
6.410% due 07/20/2032 •		400	392
6.549% due 10/30/2030 •		236	236
Palmer Square CLO Ltd. 6.260% due 10/17/2031 •		100	99
Palmer Square European Loan Funding DAC 3.957% due 04/15/2031 •	EUR	325	349
Palmer Square Loan Funding Ltd.
6.050% due 07/20/2029 •		$976	964
6.060% due 10/15/2029 •		1,660	1,643
Popular ABS Mortgage Pass-Through Trust 5.645% due 07/25/2036 •		96	90
Rad CLO Ltd. 6.393% due 07/24/2032 •		600	592
Saranac CLO Ltd. 6.684% due 08/13/2031 •		400	395
Segovia European CLO DAC 4.080% due 07/20/2032 •	EUR	300	319
Sound Point CLO Ltd.
6.230% due 10/20/2030 •		$866	856
6.235% due 07/25/2030 •		349	345
6.460% due 07/20/2032 •		500	491
Stratus CLO Ltd. 6.200% due 12/29/2029 •		320	318
Structured Asset Securities Corp. Mortgage Loan Trust
5.720% due 10/25/2036 •		56	55
5.945% due 02/25/2036 •		100	95
Symphony Static CLO Ltd. 6.085% due 10/25/2029 •		207	205
TCI-Symphony CLO Ltd. 6.262% due 10/13/2032 •		500	495
TCW CLO Ltd. 6.225% due 04/25/2031 •		500	495
THL Credit Wind River CLO Ltd. 6.340% due 04/15/2031 •		600	593
Venture CLO Ltd.
6.240% due 07/20/2030 •		472	465
6.459% due 07/30/2032 •		1,000	983
Vibrant CLO Ltd.
6.370% due 07/20/2032 •		300	292
6.460% due 06/20/2029 •		97	97
Voya CLO Ltd. 6.248% due 10/15/2030 •		233	231

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2023 (Unaudited)

Wellfleet CLO Ltd. 6.140% due 07/20/2029 •		183	181

Total Asset-Backed Securities (Cost $28,271)			28,116

SOVEREIGN ISSUES 7.1%
Argentina Government International Bond
0.500% due 07/09/2030 þ		368	101
1.500% due 07/09/2035 þ		242	70
15.500% due 10/17/2026	ARS	1,490	1
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2023 (d)	BRL	15,400	3,116
China Government International Bond 2.850% due 06/04/2027	CNY	48,410	6,781
Colombian TES 7.750% due 09/18/2030	COP	9,213,700	1,968
Japan Government International Bond 1.700% due 09/20/2044	JPY	310,000	2,416
Peru Government International Bond 1.862% due 12/01/2032		$900	695
Provincia de Buenos Aires 88.734% due 04/12/2025	ARS	1,150	2
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	25,000	1,379
Spain Government International Bond 0.700% due 04/30/2032	EUR	1,800	1,578
United Kingdom Gilt 0.625% due 10/22/2050	GBP	1,000	516

Total Sovereign Issues (Cost $19,456)			18,623

		SHARES
COMMON STOCKS 1.6%
FINANCIALS 1.6%
Bank of America Corp.		33,700	967
Citigroup, Inc.		21,500	990
JPMorgan Chase & Co.		7,400	1,076
Wells Fargo & Co.		25,200	1,076

Total Common Stocks (Cost $3,946)			4,109

PREFERRED SECURITIES 0.2%
FINANCIALS 0.2%
Bank of America Corp. 5.875% due 03/15/2028 •(f)		269,000	246
Nationwide Building Society 10.250% ~		1,489	218

Total Preferred Securities (Cost $559)			464

REAL ESTATE INVESTMENT TRUSTS 6.1%
REAL ESTATE 6.1%
Agree Realty Corp.		14,473	946
American Tower Corp.		3,455	670
Apartment Income REIT Corp.		21,788	786
Equinix, Inc.		1,025	804
Equity LifeStyle Properties, Inc.		10,659	713
Equity Residential		13,954	921
First Industrial Realty Trust, Inc.		21,867	1,151
Gaming & Leisure Properties, Inc.		16,967	822
Host Hotels & Resorts, Inc.		47,599	801
Invitation Homes, Inc.		36,761	1,265
Life Storage, Inc.		3,658	486
National Storage Affiliates Trust		9,107	317
Prologis, Inc.		14,809	1,816
Public Storage		1,600	467
RLJ Lodging Trust		48,491	498
SBA Communications Corp.		3,178	737
Simon Property Group, Inc.		7,993	923
Sun Communities, Inc.		4,891	638
Sunstone Hotel Investors, Inc.		20,000	203
VICI Properties, Inc.		28,382	892

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2023 (Unaudited)

Total Real Estate Investment Trusts (Cost $13,823)			15,856

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 19.0%
REPURCHASE AGREEMENTS (h) 8.0%			20,919

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (c)(d)(e)	ARS	22,724	46

JAPAN TREASURY BILLS 11.0%
(0.186)% due 07/18/2023 - 09/11/2023 (c)(d)	JPY	4,134,000	28,656

Total Short-Term Instruments (Cost $50,626)			49,621

Total Investments in Securities (Cost $208,748)			204,877

		SHARES
INVESTMENTS IN AFFILIATES 36.7%
MUTUAL FUNDS (g) 1.0%
PIMCO Preferred and Capital Securities Fund		317,502	2,642

Total Mutual Funds (Cost $2,592)			2,642

SHORT-TERM INSTRUMENTS 35.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 35.7%
PIMCO Short Asset Portfolio		3,773,355	36,356
PIMCO Short-Term Floating NAV Portfolio III		5,833,180	56,716

Total Short-Term Instruments (Cost $94,320)			93,072

Total Investments in Affiliates (Cost $96,912)			95,714

Total Investments 115.3% (Cost $305,660)			$300,591
Financial Derivative Instruments (i)(k) 1.1%(Cost or Premiums, net $(1,304))			2,802
Other Assets and Liabilities, net (16.4)%			(42,750)

Net Assets 100.0%			$260,643

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Payment in-kind security.
(b)								Security is not accruing income as of the date of this report.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Principal amount of security is adjusted for inflation.
(f)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)								Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$219	U.S. Treasury Notes 4.625% due 06/30/2025			$(223)	$219	$219
SAL	5.100	06/30/2023	07/03/2023	20,500	U.S. Treasury Notes 0.250% due 10/31/2025			(20,913)	20,500	20,509
SSB	2.400	06/30/2023	07/03/2023	200	U.S. Treasury Notes 1.875% due 06/30/2026(2)			(204)	200	200

Total Repurchase Agreements								$(21,340)	$20,919	$20,928

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Treasury Obligations (3.5)%
U.S. Treasury Notes						3.500%	02/15/2033	$9,300	$(9,014)	$(9,189)

Total Short Sales (3.5)%									$(9,014)	$(9,189)

Cash of $4,930 has been pledged as collateral as of June 30, 2023 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)								Includes accrued interest.
(2)								Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(901) at a weighted average interest rate of 4.907%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures					$123.000	07/21/2023	11	$11	$(4)	$(2)
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures					131.000	07/21/2023	11	11	(6)	(2)

Total Written Options									$(10)	$(4)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond September Futures	09/2023	34	$2,392	$(14)	$0	$(12)
Australia Government 10-Year Bond September Futures	09/2023	5	387	(2)	0	(5)
CAC 40 Index July Futures	07/2023	11	889	14	13	0
Canada Government 10-Year Bond September Futures	09/2023	12	1,110	(16)	9	0
Dax Index September Futures	09/2023	1	444	1	6	(1)
E-Mini S&P 500 Index September Futures	09/2023	444	99,639	2,696	1,166	0
Euro-Bobl September Futures	09/2023	34	4,293	(58)	0	(18)
Euro-BTP September Futures	09/2023	18	2,281	18	1	(18)
Euro-Buxl 30-Year Bond September Futures	09/2023	3	457	7	3	(5)
FTSE/MIB Index September Futures	09/2023	4	619	19	13	0
IBEX 35 Index July Futures	07/2023	1	104	3	1	0
Japan Government 10-Year Bond September Futures	09/2023	9	9,265	36	4	(7)
Mini MSCI Emerging Markets Index September Futures	09/2023	24	1,197	(13)	9	0
Nikkei 225 Yen-denominated September Futures	09/2023	25	2,896	123	22	(6)
S&P/Toronto Stock Exchange 60 September Futures	09/2023	26	4,783	77	60	0
SPI 200 September Futures	09/2023	26	3,101	24	3	0
STOXX Europe 600 September Futures	09/2023	1,047	26,494	67	320	0
Topix Index September Futures	09/2023	43	6,818	235	0	(21)
U.S. Treasury 2-Year Note September Futures	09/2023	135	27,451	(402)	0	(4)
U.S. Treasury 10-Year Note September Futures	09/2023	95	10,665	(147)	13	0
U.S. Treasury Long-Term Bond September Futures	09/2023	6	761	(2)	5	0
United Kingdom Long Gilt September Futures	09/2023	6	726	(7)	0	(5)

$2,659	$1,648	$(102)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro STOXX 50 September Futures	09/2023	42	$(2,029)	$(31)	$0	$(20)
Euro-Bund September Futures	09/2023	61	(8,902)	84	62	(7)
Euro-Oat September Futures	09/2023	10	(1,401)	8	11	(1)
FTSE 100 Index September Futures	09/2023	4	(383)	(2)	1	(2)
Gold 100 oz. August Futures	08/2023	4	(772)	(5)	0	(4)
OMX Stockholm 30 Index July Futures	07/2023	3	(64)	0	1	0
U.S. Treasury 5-Year Note September Futures	09/2023	76	(8,139)	161	0	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	70	(8,291)	101	0	(21)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	6	(817)	(10)	0	(7)

$306	$75	$(62)

Total Futures Contracts	$2,965	$1,723	$(164)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	1.344%	$500	$20	$15	$35	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin(1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-40 5-Year Index	(1.000)%	Quarterly	06/20/2028	$800	$(7)	$(5)	$(12)	$0	$(1)
iTraxx Crossover 37 5-Year Index	(5.000)	Quarterly	06/20/2027	EUR	100	(6)	0	(6)	0	(1)

$(13)	$(5)	$(18)	$0	$(2)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(1)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-40 5-Year Index		5.000%	Quarterly	06/20/2028		$200	$0	$5	$5	$2	$0
iTraxx Europe Main 39 5-Year Index		1.000	Quarterly	06/20/2028	EUR	200	1	2	3	0	0

							$1	$7	$8	$2	$0

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/20/2028	GBP	500	$(3)	$(31)	$(34)	$0	$(3)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		1,600	(13)	(116)	(129)	0	(13)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		600	18	54	72	6	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.260	Semi-Annual	09/15/2026	INR	14,900	(7)	1	(6)	0	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/21/2027		56,050	(1)	(4)	(5)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	871,000	(45)	12	(33)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		500,000	154	(26)	128	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		110,000	169	(57)	112	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/15/2053		110,000	(61)	54	(7)	0	(4)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	12/15/2026	SGD	1,570	(69)	(15)	(84)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Annual	03/16/2024		$9,500	488	(10)	478	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		19,700	116	281	397	0	(5)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		17,600	(171)	(11)	(182)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,526	(3)	(13)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,700	(7)	(44)	(51)	1	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.308	Annual	02/21/2029		7,800	(28)	(70)	(98)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		200	18	4	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		600	(2)	(8)	(10)	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		6,500	16	(7)	9	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,200	23	181	204	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,600	282	84	366	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		200	3	6	9	0	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		8,300	217	(4)	213	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	(71)	(9)	(80)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	52	189	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,300	271	(6)	265	0	(32)
Pay	1-Year BRL-CDI	11.575	Maturity	01/04/2027	BRL	13,900	(62)	135	73	12	0
Pay	3-Month CAD-Bank Bill	2.250	Semi-Annual	09/21/2052	CAD	900	(101)	(68)	(169)	10	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/15/2026	CNY	31,610	(40)	75	35	6	0
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	12/21/2027		15,800	(29)	19	(10)	4	0
Receive	3-Month COP-IBR Compounded-OIS	10.960	Quarterly	11/21/2025	COP	3,912,200	0	(42)	(42)	0	(2)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	8.585	Quarterly	11/26/2025		7,565,800	0	13	13	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	11/26/2025		8,099,800	0	13	13	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	9.280	Quarterly	11/26/2025		8,399,000	0	(17)	(17)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	10.840	Quarterly	12/02/2025		26,449,500	0	279	279	12	0
Receive	3-Month COP-IBR Compounded-OIS	4.920	Quarterly	08/26/2026		9,600,000	0	220	220	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	5.925	Quarterly	08/26/2026		9,400,000	0	(152)	(152)	6	0
Receive	3-Month COP-IBR Compounded-OIS	7.215	Quarterly	02/09/2027		2,700,790	55	(35)	20	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	10.270	Quarterly	11/17/2027		5,849,900	0	125	125	7	0
Receive	3-Month COP-IBR Compounded-OIS	10.580	Quarterly	01/10/2028		5,404,080	(47)	(86)	(133)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	8.930	Quarterly	09/18/2030		11,500,000	0	(223)	(223)	0	(19)
Receive	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	9,580	241	(12)	229	9	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	03/16/2027	KRW	3,464,900	(75)	(25)	(100)	1	(4)
Pay	3-Month KRW-KORIBOR	1.268	Quarterly	03/17/2031		1,951,100	(189)	(33)	(222)	0	(5)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	14,540	4	0	4	0	0
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026	ZAR	51,740	(122)	(25)	(147)	0	(6)
Pay	3-Month ZAR-JIBAR	5.980	Quarterly	12/21/2026		55,200	(277)	55	(222)	0	(7)
Receive	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027	CLP	1,156,030	55	(29)	26	0	(1)
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	48,160	(37)	(46)	(83)	6	0
Pay(7)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025	EUR	5,400	(38)	2	(36)	0	(12)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028		1,000	(9)	(1)	(10)	0	(5)
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,700	(891)	(1,116)	(2,007)	0	(44)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		5,900	(54)	64	10	0	(38)
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		1,700	(44)	39	(5)	0	(12)
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	638,400	340	(77)	263	6	0
Pay	6-Month HUF-BBR	11.070	Annual	09/02/2027		158,800	0	63	63	0	(1)
Pay	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	3,810	(69)	14	(55)	1	0
Receive	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	MXN	29,100	42	12	54	2	0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/05/2027		22,300	0	10	10	0	(2)
Pay	28-Day MXN-TIIE	8.480	Lunar	01/24/2028		63,000	(14)	19	5	0	(4)

							$70	$(532)	$(462)	$108	$(302)

Total Swap Agreements							$78	$(515)	$(437)	$110	$(304)

(j)									Securities with an aggregate market value of $1,421 and cash of $10,695 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)									Unsettled variation margin asset of $27 for closed futures and unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)									This instrument has a forward starting effective date.
(k)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2023	AUD	535		$355	$0	$(1)
	07/2023		$174	AUD	266	3	0
	08/2023		355		535	1	0
BOA	07/2023	DKK	132		$19	0	0
	07/2023	MXN	8,516		463	0	(34)
	07/2023	NZD	577		350	0	(4)
	07/2023	SEK	1,015		95	1	0
	07/2023		$216	AUD	334	6	0
	07/2023		4,090	CAD	5,566	111	0
	07/2023		35	DKK	246	1	0
	07/2023		230	ILS	788	0	(17)
	07/2023		300	JPY	41,600	0	(11)
	07/2023		430	NOK	4,727	10	0
	07/2023		94	SEK	1,016	0	0
	08/2023	CNY	307		$45	2	0
	08/2023	JPY	488,155		3,540	129	0
	08/2023	SEK	1,015		94	0	0
	08/2023		$82	CNY	587	0	(1)
	08/2023		19	DKK	132	0	0
	09/2023	TWD	17,309		$570	13	0
	09/2023		$65	CLP	52,880	0	0
	09/2023		79	COP	338,698	1	0
	09/2023		402	HKD	3,142	0	0
	09/2023		72	INR	5,924	0	0
	09/2023		49	KRW	61,886	0	(2)
BPS	07/2023	AUD	579		$381	0	(4)
	07/2023	CHF	260		291	0	0
	07/2023	CZK	705		33	0	0
	07/2023	DKK	680		98	0	(2)
	07/2023	EUR	21,536		23,588	92	(4)
	07/2023	NOK	1,095		102	0	0
	07/2023	NZD	13		8	0	0
	07/2023		$225	EUR	206	0	0
	07/2023		8,682	JPY	1,206,888	0	(318)
	08/2023	CNH	17,305		$2,504	116	0
	08/2023	CNY	362		53	3	0
	08/2023	TWD	8,664		284	6	0
	08/2023		$254	AUD	383	1	0
	08/2023		291	CHF	260	0	0
	08/2023		22,377	EUR	20,394	0	(93)
	08/2023		5,684	JPY	818,006	9	0
	08/2023		102	NOK	1,094	0	0
	08/2023	ZAR	14,126		$759	12	0
	09/2023	THB	5		0	0	0
BRC	07/2023	GBP	83		106	0	0
	07/2023	JPY	2,000		15	2	0
	07/2023	MYR	18		4	0	0
	08/2023	CNY	500		72	3	0
	08/2023	COP	17,244,321		4,048	0	(34)
	08/2023	ZAR	17,092		925	20	0
	09/2023	JPY	1,553,000		11,346	480	0
	09/2023		$70	ILS	249	0	(2)
	10/2023	MXN	22,433		$1,197	0	(88)
BSH	10/2023	BRL	15,400		2,890	0	(275)
CBK	07/2023	CZK	622		29	0	0
	07/2023	ILS	788		246	33	0
	07/2023		$1,381	CLP	1,117,979	12	0
	07/2023		144	EUR	133	2	0
	07/2023		11	NOK	125	0	0
	08/2023	CLP	1,331,751		$1,626	0	(23)
	08/2023	CNH	34		5	0	0
	08/2023	JPY	271,845		1,972	73	0
	08/2023	TWD	9,020		296	6	0
	08/2023		$1,366	CNY	9,587	0	(39)
	09/2023	KRW	607		$0	0	0
	09/2023	MXN	2,977		161	0	(10)
	09/2023		$9	ILS	34	0	0
CLY	07/2023		104	DKK	721	2	0
DUB	07/2023	BRL	10,797		$2,240	0	(15)
	07/2023		$1,993	BRL	10,797	262	0
FAR	07/2023		2	CLP	1,715	0	0
GLM	07/2023	BRL	10,831		$2,243	0	(19)
	07/2023	NOK	6,752		626	0	(3)
	07/2023		$2,248	BRL	10,831	15	0
	08/2023		626	NOK	6,746	3	0
	09/2023	SGD	933		$698	6	0
	09/2023		$2,243	BRL	10,951	19	0
	09/2023		14	TWD	422	0	0
JPM	07/2023	JPY	425,167		$2,973	27	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2023 (Unaudited)

	07/2023		$459	SGD	606	0	(10)
	08/2023	CNH	13,891		$2,010	93	0
	08/2023	CNY	381		56	3	0
	08/2023		$539	HUF	188,282	5	0
	08/2023		2,973	JPY	423,361	0	(27)
	08/2023	ZAR	1,306		$67	0	(2)
	09/2023	IDR	41,647		3	0	0
	09/2023	INR	16,207		197	0	0
	09/2023	PEN	777		211	0	(2)
	09/2023		$2	IDR	29,793	0	0
	09/2023		67	ILS	239	0	(3)
	09/2023		885	THB	30,347	0	(23)
	10/2023	MXN	9,382		$534	0	(3)
MBC	07/2023	CHF	228		253	0	(1)
	07/2023	GBP	1,364		1,688	0	(44)
	07/2023		$356	EUR	332	7	0
	08/2023	JPY	1,160,000		$8,491	394	0
	09/2023		640,000		4,662	180	0
	09/2023		$90	KRW	114,718	0	(3)
MYI	07/2023	AUD	266		$178	1	0
	07/2023	GBP	36		45	0	(1)
	07/2023	IDR	125,789		8	0	0
	07/2023	NZD	38		23	0	0
	07/2023		$1,525	COP	6,430,411	6	0
	07/2023		8	IDR	125,789	0	0
	08/2023	TWD	9,323		$307	8	0
	08/2023		$268	ZAR	5,029	3	(5)
	09/2023	IDR	125,898		$8	0	0
	09/2023	ILS	75		21	1	0
	09/2023	INR	3,501		42	0	0
	09/2023		$93	COP	396,519	0	0
	09/2023		101	KRW	128,924	0	(3)
	09/2023		404	THB	13,833	0	(11)
NGF	08/2023	CNH	21,234		$3,093	163	0
RBC	07/2023		$3,160	MXN	60,809	386	0
	08/2023	MXN	19,966		$1,152	0	(5)
	09/2023	ZAR	9,831		546	28	0
RYL	07/2023		$757	NZD	1,219	0	(9)
SCX	07/2023	AUD	786		$522	0	(2)
	07/2023	CAD	1,619		1,223	1	0
	07/2023	NZD	1,502		912	0	(10)
	07/2023		$770	AUD	1,178	15	0
	07/2023		524	CHF	471	2	0
	08/2023	CNH	6,584		$957	48	0
	08/2023	CNY	1,013		148	8	0
	08/2023		$522	AUD	786	2	0
	08/2023		1,223	CAD	1,618	0	(1)
	09/2023	INR	10,136		$123	0	0
	09/2023	TWD	14,463		474	9	0
	09/2023		$1,984	IDR	29,503,223	0	(25)
	09/2023		909	THB	31,404	0	(17)
	09/2023		464	ZAR	8,064	0	(39)
SOG	07/2023		1,149	AUD	1,756	21	0
	07/2023		22,667	EUR	21,071	326	0
	09/2023		102	ZAR	1,767	0	(9)
SSB	07/2023	CLP	1,121,300		$1,396	0	(1)
	07/2023	JPY	19,000		144	12	0
	08/2023		$1,396	CLP	1,124,538	1	0
	09/2023	BRL	1,346		$265	0	(13)
TOR	07/2023	AUD	967		639	0	(6)
	07/2023	CAD	3,944		2,972	0	(6)
	07/2023		$608	AUD	929	11	0
	07/2023		1,884	GBP	1,483	0	(1)
	07/2023		555	NZD	911	4	0
	08/2023	GBP	1,483		$1,885	1	0
	08/2023	NZD	911		555	0	(4)
	08/2023		$640	AUD	968	5	0
	08/2023		2,972	CAD	3,943	6	0
	08/2023		341	HUF	119,257	5	0
UAG	07/2023	AUD	1,542		$1,030	5	(2)
	07/2023		$139	AUD	213	2	0
	07/2023		34	CHF	31	0	0
	07/2023		299	NOK	3,307	9	0
	08/2023		1,030	AUD	1,542	2	(5)
	08/2023		29	NOK	308	0	0
	09/2023		37	ILS	132	0	(1)

Total Forward Foreign Currency Contracts						$3,255	$(1,293)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(360)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060%	07/14/2023	753	$(6)	$(3)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	753	(6)	(2)
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	748	(5)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	748	(5)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,001	(2)	(2)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,001	(2)	(3)
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	962	(7)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	962	(7)	0
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,001	(3)	(2)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,001	(2)	(3)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	2,131	(7)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	2,131	(7)	(9)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	2,665	(9)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	2,665	(9)	(11)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	2,507	(8)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	2,507	(8)	(12)

$(93)	$(60)

Total Written Options	$(401)	$(420)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,600	$(47)	$41	$0	$(6)
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,346	(531)	515	0	(16)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	206	0	(29)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	70	0	(11)

$(894)	$832	$0	$(62)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	3.000%	Quarterly	03/16/2027	MYR	13,950	$(62)	$(6)	$0	$(68)
CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0
SCX	Pay	3-Month MYR-KLIBOR	3.000	Quarterly	03/16/2027	MYR	2,900	(14)	0	0	(14)

$(76)	$(6)	$0	$(82)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2023 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	DWRTFT Index	813	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	$9,478	$0	$41	$41	$0
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2023	100	(1)	2	1	0
	Pay	Industrial Select Sector Index	836	5.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	3,251	0	5	5	0
JPM	Pay	NDUEACWF Index	14,752	4.930% (1-Month USD-LIBOR less a specified spread)	Monthly	09/06/2023	5,338	0	22	22	0
	Pay	DWRTFT Index	184	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	2,145	0	10	10	0
MBC	Receive	NDUEEGF Index	8,718	5.220% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	4,444	0	(19)	0	(19)
	Receive	NDUEEGF Index	8,718	5.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	4,445	0	(19)	0	(19)
	Receive	NDUEEGF Index	8,718	5.090% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	4,445	0	(19)	0	(19)
MYI	Receive	NDUEEGF Index	8,718	5.220% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/08/2024	4,445	0	(16)	0	(16)
SOG	Pay	DWRTFT Index	265	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/03/2024	3,089	0	13	13	0

								$(1)	$20	$92	$(73)

Total Swap Agreements								$(971)	$846	$92	$(217)

(l)

Securities with an aggregate market value of $729 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,289	$0	$2,289
Industrials	0	2,816	0	2,816
Utilities	0	1,939	0	1,939
Convertible Bonds & Notes
Industrials	0	543	0	543
U.S. Government Agencies	0	57,365	0	57,365
U.S. Treasury Obligations	0	20,257	0	20,257
Non-Agency Mortgage-Backed Securities	0	2,813	66	2,879
Asset-Backed Securities	0	28,115	1	28,116
Sovereign Issues	0	18,623	0	18,623
Common Stocks
Financials	4,109	0	0	4,109
Preferred Securities
Financials	0	464	0	464
Real Estate Investment Trusts
Real Estate	15,856	0	0	15,856
Short-Term Instruments
Repurchase Agreements	0	20,919	0	20,919
Argentina Treasury Bills	0	46	0	46
Japan Treasury Bills	0	28,656	0	28,656

	$19,965	$184,845	$67	$204,877
Investments in Affiliates, at Value
Mutual Funds	2,642	0	0	2,642
Short-Term Instruments
Central Funds Used for Cash Management Purposes	93,072	0	0	93,072

	$95,714	$0	$0	$95,714

Total Investments	$115,679	$184,845	$67	$300,591

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(9,189)	$0	$(9,189)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,705	128	0	1,833
Over the counter	0	3,347	0	3,347

	$1,705	$3,475	$0	$5,180
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(132)	(340)	0	(472)
Over the counter	0	(1,930)	0	(1,930)

	$(132)	$(2,270)	$0	$(2,402)

Total Financial Derivative Instruments	$1,573	$1,205	$0	$2,778

Totals	$117,252	$176,861	$67	$294,180

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO GNMA and Government Securities Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 197.6% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities Ltd. 6.381% (US0003M + 0.860%) due 07/03/2033 ~	$83	$77

Total Corporate Bonds & Notes (Cost $68)		77

U.S. GOVERNMENT AGENCIES 189.2%
Fannie Mae
0.000% due 11/25/2040 - 06/25/2043 •(a)	4,055	227
0.000% due 10/25/2042 - 10/25/2045 •	379	230
0.000% due 07/25/2044 - 08/25/2055 ~(a)	4,162	184
0.200% due 02/25/2043 •(a)	398	3
0.850% due 11/25/2049 •(a)	338	43
1.000% due 08/25/2042 •(a)	567	30
1.050% due 11/25/2044 - 06/25/2048 •(a)	4,948	535
2.000% due 01/25/2052 (a)	4,694	616
2.348% due 01/25/2031 ~(a)	588	51
2.500% due 02/25/2051 (a)	3,611	575
3.000% due 03/25/2043 - 05/01/2058	3,803	3,307
3.000% due 04/25/2043 - 12/25/2048 (a)	1,032	139
3.045% due 04/01/2029	931	863
3.145% due 01/01/2048 •	4,583	4,314
3.500% due 08/01/2032 - 01/01/2059	12,011	10,998
3.500% due 08/25/2043 - 04/25/2046 (a)	221	25
3.521% due 08/01/2049 •	1,075	1,036
3.575% due 02/01/2026	1,000	952
3.607% due 10/25/2040 ~	468	460
3.608% due 04/25/2042 ~	343	317
3.750% due 02/01/2029	3,776	3,629
3.820% due 01/01/2029	767	741
4.000% due 06/01/2033 - 07/01/2034	785	745
4.000% due 06/25/2044 (a)	42	4
4.090% due 05/25/2042 ~	1,047	997
4.140% due 04/01/2028	781	762
4.187% due 11/25/2031 ~	2,241	2,227
4.253% due 05/25/2042 ~	547	540
4.273% due 02/01/2042 •	112	110
4.345% due 05/01/2038 •	845	857
4.366% due 10/01/2037 •	1,457	1,484
4.374% due 02/01/2028	2,000	1,950
4.376% due 03/25/2042 ~	766	752
4.385% due 04/01/2033	828	823
4.420% due 05/01/2035 •	118	118
4.440% due 06/01/2033	2,000	1,999
4.490% due 04/01/2033	1,600	1,602
4.500% due 09/01/2028 - 09/01/2048	4,419	4,374
4.524% due 09/01/2041 •	202	201
4.550% due 05/01/2028	100	99
4.590% due 06/01/2033	9,903	10,012
4.638% due 01/25/2042 ~	1,366	1,262
4.700% due 04/01/2033	2,037	2,050
4.715% due 01/01/2036 •	245	248
5.000% due 12/01/2035 - 06/01/2053	1,622	1,606
5.320% due 10/01/2043	199	201
5.450% due 12/25/2047 •	4,844	4,683
5.500% due 12/01/2032 - 10/01/2038	132	131
5.600% due 02/25/2049 •	222	215
5.850% due 10/25/2037 •	794	788
6.000% due 04/01/2032 - 10/01/2048	130	129
6.500% due 09/01/2036	5	4
6.500% due 04/25/2038 (a)	55	16
6.818% due 08/25/2024 ~	5	5
Fannie Mae, TBA
6.000% due 08/01/2053	12,200	12,306
6.500% due 07/01/2053 - 08/01/2053	108,100	110,380
Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(e)	5,548	4,038
0.000% due 05/15/2035 - 05/15/2041 •	4,444	3,822
0.000% due 08/15/2036 - 10/15/2041 ~(a)	1,230	59
1.250% due 12/15/2044	8,748	7,127
2.000% due 11/25/2050 (a)	2,757	349

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2023 (Unaudited)

2.500% due 08/15/2027 - 10/15/2052 (a)	24,675	3,771
2.557% due 02/15/2027 •(a)	244	7
3.000% due 11/15/2027 - 06/25/2050 (a)	29,481	4,540
3.000% due 07/01/2043 - 12/25/2046	4,948	4,348
3.500% due 01/15/2043 - 08/15/2045 (a)	1,042	167
3.500% due 12/25/2046 - 03/01/2049	3,260	2,921
3.578% due 01/01/2050 •	1,117	1,066
3.950% due 07/25/2033 ~	611	556
4.000% due 07/15/2034 - 11/15/2042 (a)	1,241	171
4.000% due 04/01/2041 - 01/01/2049	10,703	10,266
4.014% due 11/01/2036 •	321	325
4.236% due 11/01/2041 •	898	910
4.266% due 09/01/2034 •	500	509
4.280% due 10/15/2037 •	335	327
4.315% due 04/15/2038 •	1,270	1,231
4.405% due 10/01/2039 •	872	877
4.500% due 04/01/2025 - 11/01/2048	1,000	981
4.700% due 05/01/2031 •	5	5
5.000% due 07/01/2033 - 06/01/2053	2,508	2,495
5.500% due 09/01/2034 - 03/01/2041	131	130
5.693% due 06/15/2042 •	667	650
5.700% due 01/25/2050 •	171	166
6.000% due 08/01/2023 - 07/01/2053	150,000	151,396
7.500% due 08/15/2029 (a)	1	0
Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(e)	2,583	2,295
0.000% due 06/20/2042 - 08/16/2052 ~(a)	7,254	37
0.000% due 05/20/2043 - 09/20/2045 •	941	656
0.002% due 11/16/2051 ~(a)	3,128	0
0.185% due 11/16/2043 ~(a)	95	0
0.893% due 09/20/2049 •(a)	2,043	195
2.000% due 02/20/2051 (a)	11,872	1,313
2.500% due 09/20/2027 - 08/20/2051 (a)	19,028	2,469
2.500% due 06/15/2043 - 02/20/2063	70,345	60,700
2.625% due 08/20/2045 •	146	141
2.875% due 06/20/2038 •	39	38
2.917% due 06/20/2036 •	8,556	8,282
3.000% due 11/20/2026 - 02/20/2053	125,901	110,884
3.000% due 01/20/2029 - 09/20/2051 (a)	6,979	956
3.150% due 11/20/2042 - 12/20/2042	415	377
3.198% due 11/20/2036 •	12,258	11,902
3.250% due 05/15/2042	637	591
3.500% due 11/20/2034 - 01/20/2063	118,333	109,452
3.500% due 08/20/2042 - 09/20/2046 (a)	881	111
3.500% due 02/20/2053 (g)	92,169	85,344
3.625% due 02/20/2030 - 01/20/2034 •	147	141
3.750% due 06/20/2045 - 12/20/2045	2,882	2,735
4.000% due 04/15/2025 - 07/20/2051	29,463	28,209
4.000% due 10/20/2043 (a)	59	7
4.050% due 04/15/2040 - 11/15/2040	903	873
4.199% due 01/20/2031 ~	664	650
4.202% due 10/20/2070 •	7,750	7,776
4.367% due 10/20/2070 •	7,686	7,752
4.368% due 07/20/2070 •	66,099	66,433
4.387% due 07/20/2070 •	2,856	2,824
4.398% due 09/20/2070 •	1,855	1,874
4.413% due 08/20/2070 •	22,443	22,546
4.500% due 04/15/2030 - 08/20/2062	50,477	49,113
4.596% due 01/20/2071 •	11,101	11,166
4.643% due 10/20/2065 •	4	4
4.651% due 09/20/2070 •	20,362	20,595
4.672% due 12/20/2070 •	16,744	16,876
4.790% due 02/20/2040	108	106
4.811% due 08/20/2061 •	7	6
4.875% due 08/15/2039 - 10/15/2040	244	240
4.973% due 09/20/2062 •	3	3
5.000% due 12/20/2032 - 10/20/2062	13,420	13,263
5.250% due 05/15/2033 - 10/15/2033	188	187
5.270% due 06/15/2034	53	54
5.352% due 03/20/2058 •	1,275	1,273
5.380% due 08/15/2034	56	57
5.475% due 06/15/2035	123	125
5.500% due 04/15/2025 - 05/20/2049	5,856	5,876
5.520% due 06/15/2034 - 02/15/2035	137	138
5.530% due 05/15/2035	90	90
5.570% due 03/15/2035	69	69
5.598% due 05/20/2061 •	701	700
5.680% due 12/15/2034	130	132
5.720% due 12/15/2034	53	53
5.750% due 09/15/2033	8	8
5.814% due 05/20/2061 •	521	520
5.820% due 04/15/2034 - 12/15/2034	143	144
5.870% due 10/15/2034	58	59
5.875% due 10/15/2033	117	119
5.894% due 06/20/2066 •	517	514
5.926% due 03/20/2073 •	8,303	8,206

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2023 (Unaudited)

5.930% due 10/15/2034	90	90
5.970% due 08/15/2034	54	55
6.000% due 06/20/2024 - 04/20/2048	5,603	5,817
6.020% due 01/15/2034	64	65
6.066% due 03/20/2073 •	20,017	20,043
6.075% due 01/15/2034	130	132
6.250% due 01/15/2029 - 03/15/2029	24	24
6.394% due 09/20/2063 •	343	344
6.500% due 09/15/2023 - 03/20/2053	5,682	5,739
6.562% due 04/20/2061 •	1,280	1,285
6.700% due 07/20/2026	9	9
6.926% due 12/20/2070 •	8,092	8,269
7.000% due 07/15/2023 - 12/20/2062	11,646	11,945
7.250% due 12/15/2025 - 11/15/2027	2	2
7.500% due 07/15/2023 - 10/15/2035	176	177
7.750% due 09/15/2026 - 10/15/2026	1	1
8.000% due 08/20/2023 - 07/15/2031	164	167
Ginnie Mae, TBA
2.000% due 08/01/2053	191,700	161,260
2.500% due 08/01/2053	106,400	92,219
3.000% due 08/01/2053	284,850	254,796
3.500% due 08/01/2053	89,350	82,572
4.000% due 07/01/2053 - 08/01/2053	99,550	94,290
4.500% due 07/01/2053 - 08/01/2053	65,670	63,402
5.000% due 07/01/2053 - 08/01/2053	22,450	22,094
5.500% due 08/01/2053	18,100	18,008
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	463	359
2.000% due 07/01/2028 - 04/01/2036	6,001	5,362
2.500% due 01/01/2028 - 04/01/2052	47,532	40,991
3.000% due 04/01/2031 - 12/01/2050	106,399	95,117
3.500% due 05/01/2024 - 03/01/2052	88,018	82,018
4.000% due 05/01/2033 - 06/01/2049	36,647	35,123
4.500% due 01/01/2026 - 01/01/2049	7,725	7,599
5.000% due 04/01/2027 - 03/01/2049	155	155
5.500% due 11/01/2039	97	99
6.000% due 07/01/2036 - 11/01/2040	843	865
Uniform Mortgage-Backed Security, TBA
3.500% due 07/01/2038	7,400	7,036
4.000% due 08/01/2053	64,057	60,171
4.500% due 07/01/2038	13,600	13,335
5.000% due 07/01/2038 - 09/01/2053	78,650	77,200
5.500% due 07/01/2053 - 08/01/2053	128,100	127,473
6.000% due 07/01/2053	38,200	38,540

Total U.S. Government Agencies (Cost $2,610,096)		2,497,672

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
Bear Stearns Structured Products, Inc. Trust 4.098% due 01/26/2036 ^~	684	548
Credit Suisse First Boston Mortgage Securities Corp. 5.449% due 03/25/2032 ~	5	5
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	1,233	1,001
4.698% due 05/27/2053 ~	1,477	1,219
Fannie Mae
4.990% due 03/01/2031 «(c)	1,000	1,009
5.410% due 12/01/2031 «(c)	814	839
Freddie Mac 4.660% due 01/25/2031	3,300	3,263
GCAT LLC 2.981% due 09/25/2025 þ	760	743
Ginnie Mae
1.143% due 10/20/2050 •(a)	2,354	263
2.000% due 10/20/2050 (a)	29,607	2,862
2.000% due 01/20/2051 (a)	21,750	2,423
2.500% due 01/20/2051 (a)	25,501	3,416
2.500% due 09/20/2051 (a)	8,860	1,212
3.500% due 01/20/2052	1,631	1,406
4.670% due 03/20/2071	313	308
5.866% due 04/20/2073	1,999	1,971
6.067% due 03/20/2073 «	2,007	1,985
6.166% due 05/20/2073	8,620	8,628
6.177% due 08/20/2071	1,984	2,006
6.216% due 05/20/2073	1,502	1,507
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	1,883	1,523
2.500% due 02/25/2052 ~	2,628	2,122
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	5,085	4,719
JP Morgan Mortgage Trust
3.000% due 05/25/2052 ~	7,260	6,121
6.038% due 12/25/2049 •	923	884
La Hipotecaria El Salvadorian Mortgage Trust
2.750% due 09/08/2039 «•	4,665	4,435
3.358% due 01/15/2046 «	1,901	1,757

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2023 (Unaudited)

3.498% due 10/25/2041 «	1,284	1,237
3.508% due 11/24/2042 «•	2,828	2,639
4.250% due 09/29/2046 «	3,769	3,578
MFA Trust 1.381% due 04/25/2065 ~	3,333	2,995
Mortgage Equity Conversion Asset Trust
5.720% due 02/25/2042 •	3,233	3,122
5.790% due 05/25/2042 •	10,444	9,769
Structured Asset Mortgage Investments Trust 5.806% due 09/19/2032 •	5	5
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	2,409	2,087
2.710% due 01/25/2060 ~	1,928	1,781

Total Non-Agency Mortgage-Backed Securities (Cost $90,984)		85,388

ASSET-BACKED SECURITIES 1.1%
Atlas Senior Loan Fund Ltd. 6.160% due 11/17/2027 •	451	450
Centex Home Equity Loan Trust 5.450% due 01/25/2032 «•	7	7
Home Equity Asset Trust 5.750% due 11/25/2032 «•	3	2
Marathon CLO Ltd. 6.410% due 04/15/2029 •	1,698	1,696
Marble Point CLO Ltd. 6.300% due 10/15/2030 •	4,946	4,913
MKS CLO Ltd. 6.250% due 07/20/2030 •	2,125	2,103
Tralee CLO Ltd. 6.570% due 07/20/2029 •	1,521	1,519
Venture CLO Ltd. 6.150% due 10/20/2028 •	2,371	2,361
Wellfleet CLO Ltd. 6.140% due 04/20/2029 •	1,303	1,301

Total Asset-Backed Securities (Cost $14,425)		14,352

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (f) 0.2%		2,950

U.S. TREASURY BILLS 0.6%
5.236% due 08/10/2023 - 09/14/2023 (c)(d)(e)(i)(k)	8,383	8,309

Total Short-Term Instruments (Cost $11,260)		11,259

Total Investments in Securities (Cost $2,726,833)		2,608,748

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	123,936	1,205

Total Short-Term Instruments (Cost $1,204)		1,205

Total Investments in Affiliates (Cost $1,204)		1,205

Total Investments 197.7% (Cost $2,728,037)		$2,609,953
Financial Derivative Instruments (h)(j) 0.3%(Cost or Premiums, net $1,798)		4,162
Other Assets and Liabilities, net (98.0)%		(1,294,149)

Net Assets 100.0%		$1,319,966

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							When-issued security.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$2,950	U.S. Treasury Notes 4.625% due 06/30/2025		$(3,009)	$2,950	$2,950

Total Repurchase Agreements							$(3,009)	$2,950	$2,950

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

FAR				5.210%	06/30/2023	07/13/2023	$(59,270)		$(59,296)

Total Reverse Repurchase Agreements									$(59,296)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (46.7)%
Fannie Mae, TBA					2.000%	07/01/2038	$22,900	$(20,344)	$(20,295)
Fannie Mae, TBA					3.000	07/01/2038	11,100	(10,463)	(10,355)
Fannie Mae, TBA					4.000	07/01/2038	4,300	(4,177)	(4,151)
Uniform Mortgage-Backed Security, TBA					6.000	07/01/2053	150,000	(151,453)	(151,336)
Uniform Mortgage-Backed Security, TBA					1.500	07/01/2038	1,000	(872)	(863)
Uniform Mortgage-Backed Security, TBA					2.000	08/01/2053	40,254	(33,026)	(32,884)
Uniform Mortgage-Backed Security, TBA					2.500	07/01/2038	1,625	(1,495)	(1,480)
Uniform Mortgage-Backed Security, TBA					2.500	08/01/2053	21,250	(18,141)	(18,049)
Uniform Mortgage-Backed Security, TBA					3.000	08/01/2053	187,400	(166,378)	(165,197)
Uniform Mortgage-Backed Security, TBA					3.500	08/01/2053	198,800	(182,617)	(181,366)
Uniform Mortgage-Backed Security, TBA					4.500	08/01/2053	32,200	(31,134)	(30,975)

Total Short Sales (46.7)%								$(620,100)	$(616,951)

(g)							Securities with an aggregate market value of $61,720 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(48,295) at a weighted average interest rate of 4.963%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	2,490	$590,659	$(626)	$155	$0
3-Month SOFR Active Contract September Futures	12/2023	299	70,714	(229)	15	0
U.S. Treasury 10-Year Note September Futures	09/2023	1,882	211,284	(3,856)	265	0

$(4,711)	$435	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	150	$(35,490)	$217	$0	$(13)
3-Month SOFR Active Contract June Futures	09/2024	2,639	(628,346)	1,020	33	0

$1,237	$33	$(13)

Total Futures Contracts	$(3,474)	$468	$(13)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-SOFR Compounded-OIS	4.250%	Annual	12/20/2025	$295,900	$(641)	$1,170	$529	$0	$(109)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	12,000	(41)	46	5	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	28,400	(203)	110	(93)	0	(17)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	126,200	(263)	446	183	0	(182)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	115,100	(818)	185	(633)	0	(317)

Total Swap Agreements	$(1,966)	$1,957	$(9)	$0	$(631)

(i)	Securities with an aggregate market value of $999 and cash of $10,931 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	09/18/2023	53,400	$120	$65
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/24/2024	900	3	0
BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	2,800	57	16
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	8,400	170	159
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	2,800	58	16
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	8,400	170	159
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	03/08/2024	10,800	227	182
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	03/08/2024	10,800	227	177
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	01/31/2024	69,000	92	366
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	67,000	151	569

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2023 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	61,000	72	90
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.875	01/03/2024	400	11	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.625	01/03/2024	400	11	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.040	01/11/2024	12,000	114	16
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.040	01/11/2024	12,000	114	102
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	09/18/2023	51,400	113	63
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	59,500	115	505
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	02/02/2024	119,500	95	625
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	06/14/2024	52,000	80	139
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	12/16/2024	26,000	43	60
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.770	12/21/2023	27,900	561	150
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	12/21/2023	27,900	561	553
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.513	04/05/2024	12,600	271	84
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	04/05/2024	12,600	271	481
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/11/2024	10,800	226	95
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/11/2024	10,800	226	349
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.732	04/24/2024	8,900	197	90
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.232	04/24/2024	8,900	197	270
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.433	02/27/2024	5,700	42	28
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.979	02/01/2024	1,000	1	0

							$4,596	$5,419

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

MSC	Put - OTC Fannie Mae, TBA 5.500% due 09/01/2053		$97.383	09/07/2023		11,600	$26	$32
SAL	Put - OTC Fannie Mae, TBA 5.500% due 09/01/2053		97.898	09/07/2023		20,000	63	72
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 06/01/2053		98.766	07/06/2023		4,300	7	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 06/01/2053		98.813	07/06/2023		8,000	15	1

							$111	$105

Total Purchased Options							$4,707	$5,524

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750%	09/18/2023	26,700	$(47)	$(14)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	26,700	(40)	(5)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.183	09/07/2023	9,300	(26)	(24)
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.740	07/06/2023	2,150	(7)	(4)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	67,000	(74)	(351)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	09/18/2023	25,700	(45)	(14)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	25,700	(37)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	59,500	(55)	(312)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.045	09/07/2023	15,600	(62)	(62)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2023 (Unaudited)

NGF	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.569	07/06/2023	3,700	(16)	(30)

$(409)	$(821)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053	$93.984	07/06/2023	8,500	$(21)	$(31)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053	93.281	07/06/2023	9,000	(36)	(9)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053	93.859	07/06/2023	5,000	(11)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053	94.000	07/06/2023	5,500	(10)	(21)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	95.875	08/07/2023	40,000	(237)	(233)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	97.875	08/07/2023	40,000	(219)	(56)

$(534)	$(365)

Total Written Options	$(943)	$(1,186)

(k)

Securities with an aggregate market value of $567 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$77	$0	$77
U.S. Government Agencies	0	2,497,672	0	2,497,672
Non-Agency Mortgage-Backed Securities	0	67,909	17,479	85,388
Asset-Backed Securities	0	14,343	9	14,352
Short-Term Instruments
Repurchase Agreements	0	2,950	0	2,950
U.S. Treasury Bills	0	8,309	0	8,309

$0	$2,591,260	$17,488	$2,608,748
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,205	$0	$0	$1,205

Total Investments	$1,205	$2,591,260	$17,488	$2,609,953

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(616,951)	$0	$(616,951)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	468	0	468
Over the counter	32	5,492	0	5,524

$32	$5,960	$0	$5,992
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(644)	0	(644)
Over the counter	0	(1,186)	0	(1,186)

$0	$(1,830)	$0	$(1,830)

Total Financial Derivative Instruments	$32	$4,130	$0	$4,162

Totals	$1,237	$1,978,439	$17,488	$1,997,164

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023(1)

Investments in Securities, at Value
U.S. Government Agencies	$13,371	$51	$(5,078)	$0	$0	$(138)	$0	$(8,206)	$0	$0

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2023 (Unaudited)

Non-Agency Mortgage-Backed Securities	14,706	3,841	(929)	0	7	(146)	0	0	17,479	(169)
Asset-Backed Securities	0	0	0	0	0	0	9	0	9	0

Totals	$28,077	$3,892	$(6,007)	$0	$7	$(284)	$9	$(8,206)	$17,488	$(169)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$13,646	Discounted Cash Flow			Discount rate			4.460 - 7.680	5.614
		3,833	Proxy pricing			Base Price			98.781 - 103.391	100.564
Asset-Backed Securities		9	Fair Valuation of Odd Lot Positions			Adjustment Factor			2.500	—

Total		$17,488

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
AP Core Holdings LLC 10.717% due 09/01/2027	$14,750	$14,276
Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK) 18.000% due 08/02/2027 (b)	2,954	2,889
Diamond Sports Group LLC TBD% - 8.514% due 08/24/2026	7,258	260
DirecTV Financing LLC 10.217% due 08/02/2027	3,796	3,719
Dun & Bradstreet Corp. 8.434% due 02/06/2026	8,576	8,594
McAfee LLC 9.010% due 03/01/2029	9,925	9,521
RegionalCare Hospital Partners Holdings, Inc. 9.023% (LIBOR03M + 3.750%) due 11/16/2025 ~	16,679	15,488
Team Health Holdings, Inc. 7.943% (LIBOR01M + 2.750%) due 02/06/2024 ~	33,296	29,612
U.S. Renal Care, Inc. 10.193% (LIBOR01M + 5.000%) due 06/26/2026 ~	22,524	10,568

Total Loan Participations and Assignments (Cost $118,185)		94,927

CORPORATE BONDS & NOTES 82.3%
BANKING & FINANCE 8.6%
Allied Universal Holdco LLC
4.625% due 06/01/2028	15,750	13,324
6.625% due 07/15/2026	7,000	6,652
Ally Financial, Inc. 8.000% due 11/01/2031	20,000	20,752
AmWINS Group, Inc. 4.875% due 06/30/2029	10,000	9,041
Burford Capital Global Finance LLC 9.250% due 07/01/2031	28,025	27,888
Coinbase Global, Inc.
3.375% due 10/01/2028	4,000	2,679
3.625% due 10/01/2031	2,000	1,184
CTR Partnership LP 3.875% due 06/30/2028	10,000	8,610
Curo Group Holdings Corp. 7.500% due 08/01/2028	6,225	2,358
Cushman & Wakefield US Borrower LLC 6.750% due 05/15/2028	5,000	4,529
Diversified Healthcare Trust 9.750% due 06/15/2025	160	154
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	15,000	13,406
2.900% due 02/16/2028	7,600	6,516
2.900% due 02/10/2029	15,000	12,428
3.375% due 11/13/2025	11,500	10,704
3.664% due 09/08/2024	10,000	9,672
4.000% due 11/13/2030	25,000	21,387
4.125% due 08/17/2027	19,500	17,824
4.134% due 08/04/2025	17,500	16,613
4.271% due 01/09/2027	8,000	7,413
4.389% due 01/08/2026	3,975	3,766
4.542% due 08/01/2026	5,000	4,704
5.113% due 05/03/2029	10,000	9,284
5.125% due 06/16/2025	17,250	16,792
5.584% due 03/18/2024	20,000	19,877
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	7,350	6,733
6.500% due 10/01/2025	8,500	8,382
Freedom Mortgage Corp. 7.625% due 05/01/2026	5,400	4,977
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	15,271	14,926
HAT Holdings LLC
3.375% due 06/15/2026	18,768	16,840
3.750% due 09/15/2030	12,050	9,466
Howard Hughes Corp.
4.125% due 02/01/2029	15,000	12,429
4.375% due 02/01/2031	10,000	7,990

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

5.375% due 08/01/2028		6,000	5,348
Intesa Sanpaolo SpA
5.017% due 06/26/2024		5,000	4,845
5.710% due 01/15/2026		10,000	9,527
7.700% due 09/17/2025 •(g)(h)		5,000	4,706
LFS Topco LLC 5.875% due 10/15/2026		7,000	6,157
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(g)(h)		25,000	23,904
Midcap Financial Issuer Trust
5.625% due 01/15/2030		5,000	3,975
6.500% due 05/01/2028		10,000	8,912
MPT Operating Partnership LP
3.500% due 03/15/2031		10,000	6,900
4.625% due 08/01/2029		7,000	5,298
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		5,000	4,061
5.500% due 08/15/2028		8,000	7,018
5.750% due 11/15/2031		5,000	4,113
NCL Finance Ltd. 6.125% due 03/15/2028		5,000	4,505
Nexi SpA
1.625% due 04/30/2026	EUR	5,000	4,985
2.125% due 04/30/2029		5,000	4,561
OneMain Finance Corp.
3.500% due 01/15/2027		$8,500	7,301
4.000% due 09/15/2030		8,500	6,553
5.375% due 11/15/2029		7,000	5,958
6.125% due 03/15/2024		4,000	3,990
6.625% due 01/15/2028		5,000	4,721
6.875% due 03/15/2025		10,000	9,910
7.125% due 03/15/2026		10,000	9,834
9.000% due 01/15/2029		9,850	9,942
Oxford Finance LLC 6.375% due 02/01/2027		11,664	10,866
Park Intermediate Holdings LLC
4.875% due 05/15/2029		2,000	1,726
5.875% due 10/01/2028		2,750	2,526
7.500% due 06/01/2025		7,000	7,008
Paysafe Finance PLC 4.000% due 06/15/2029 (j)		18,000	14,166
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		12,000	9,650
5.750% due 09/15/2031		7,000	5,716
PRA Group, Inc. 7.375% due 09/01/2025		5,000	4,758
Provident Funding Associates LP 6.375% due 06/15/2025		7,000	6,186
RHP Hotel Properties LP
4.500% due 02/15/2029		12,000	10,631
4.750% due 10/15/2027		10,000	9,321
RLJ Lodging Trust LP
3.750% due 07/01/2026		2,500	2,296
4.000% due 09/15/2029		15,700	13,163
Rocket Mortgage LLC
3.625% due 03/01/2029		2,500	2,104
3.875% due 03/01/2031		7,000	5,682
4.000% due 10/15/2033		10,000	7,832
SBA Communications Corp.
3.125% due 02/01/2029		20,000	16,971
3.875% due 02/15/2027		20,750	19,134
Service Properties Trust
3.950% due 01/15/2028		4,514	3,541
5.500% due 12/15/2027		5,486	4,829
7.500% due 09/15/2025		10,000	9,829

			684,259

INDUSTRIALS 69.7%
180 Medical, Inc. 3.875% due 10/15/2029		10,000	8,734
Academy Ltd. 6.000% due 11/15/2027		10,000	9,611
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028		15,000	14,359
AdaptHealth LLC
4.625% due 08/01/2029		6,000	4,795
5.125% due 03/01/2030		7,000	5,677
6.125% due 08/01/2028		7,000	6,072
Adient Global Holdings Ltd. 4.875% due 08/15/2026		15,000	14,267
ADT Security Corp.
4.125% due 08/01/2029		4,000	3,459
4.875% due 07/15/2032		11,000	9,421
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		20,000	16,931

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

Air Canada
3.875% due 08/15/2026		10,000	9,278
4.625% due 08/15/2029	CAD	7,150	4,867
Albertsons Cos., Inc.
3.250% due 03/15/2026		$2,125	1,965
3.500% due 03/15/2029		20,000	17,332
4.625% due 01/15/2027		12,000	11,382
4.875% due 02/15/2030		10,000	9,242
6.500% due 02/15/2028		10,000	10,028
7.500% due 03/15/2026		5,000	5,089
Albion Financing 1 SARL 6.125% due 10/15/2026		12,675	11,927
Allegiant Travel Co. 7.250% due 08/15/2027		27,500	27,426
Allison Transmission, Inc.
3.750% due 01/30/2031		7,500	6,343
4.750% due 10/01/2027		5,000	4,716
5.875% due 06/01/2029		7,000	6,834
Altice Financing SA
3.000% due 01/15/2028	EUR	4,000	3,389
4.250% due 08/15/2029		5,000	4,206
5.750% due 08/15/2029		$15,000	11,636
Altice France Holding SA 6.000% due 02/15/2028		10,000	4,887
Altice France SA
5.125% due 01/15/2029		23,500	16,780
5.125% due 07/15/2029		14,000	9,953
5.500% due 01/15/2028		25,000	18,908
5.500% due 10/15/2029		11,250	8,057
8.125% due 02/01/2027		15,250	13,222
AMC Networks, Inc.
4.250% due 02/15/2029		12,500	6,734
4.750% due 08/01/2025		18,800	16,461
5.000% due 04/01/2024		1,563	1,540
American Airlines Pass-Through Trust 3.375% due 11/01/2028		3,123	2,804
American Airlines, Inc.
5.500% due 04/20/2026		43,800	43,432
5.750% due 04/20/2029		38,450	37,369
7.250% due 02/15/2028		10,500	10,448
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		15,500	13,253
4.000% due 01/15/2028		20,000	18,247
Amsted Industries, Inc. 4.625% due 05/15/2030		10,125	9,041
ANGI Group LLC 3.875% due 08/15/2028		5,000	4,089
Antero Resources Corp. 5.375% due 03/01/2030		10,000	9,267
Apache Corp. 4.875% due 11/15/2027		12,500	11,611
APi Group DE, Inc. 4.125% due 07/15/2029		20,750	17,937
Aramark Services, Inc.
5.000% due 02/01/2028		9,000	8,495
6.375% due 05/01/2025		5,500	5,500
Arches Buyer, Inc. 4.250% due 06/01/2028		20,000	17,427
Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		7,000	6,021
4.000% due 09/01/2029		10,000	7,931
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		7,000	6,252
7.000% due 11/01/2026		5,000	4,844
8.250% due 12/31/2028		3,000	2,953
ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		10,000	7,231
7.500% due 09/30/2029		4,000	2,481
At Home Group, Inc. 4.875% due 07/15/2028		3,000	1,587
ATS Corp. 4.125% due 12/15/2028		10,000	8,961
Avantor Funding, Inc.
3.875% due 11/01/2029		5,500	4,820
4.625% due 07/15/2028		17,500	16,237
Avient Corp.
5.750% due 05/15/2025		6,250	6,180
7.125% due 08/01/2030		11,000	11,136
Axalta Coating Systems Dutch Holding B BV 3.750% due 01/15/2025	EUR	250	269
Axalta Coating Systems LLC
3.375% due 02/15/2029		$16,000	13,635
4.750% due 06/15/2027		8,000	7,549
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		14,500	12,730
3.875% due 01/15/2028		20,000	18,302

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

4.000% due 10/15/2030		35,000	29,996
4.375% due 01/15/2028		9,000	8,321
5.750% due 04/15/2025		5,000	4,997
Ball Corp.
2.875% due 08/15/2030		17,000	14,127
3.125% due 09/15/2031		6,500	5,355
4.000% due 11/15/2023		2,000	1,987
5.250% due 07/01/2025		7,500	7,442
Bath & Body Works, Inc.
6.625% due 10/01/2030		12,000	11,598
6.875% due 11/01/2035		20,000	18,330
Bausch Health Cos., Inc.
4.875% due 06/01/2028		10,000	5,964
5.500% due 11/01/2025		16,000	14,159
5.750% due 08/15/2027		8,000	4,911
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		21,000	19,553
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		10,000	8,861
4.500% due 11/15/2026		5,000	4,750
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	10,000	10,660
BellRing Brands, Inc. 7.000% due 03/15/2030		$5,000	5,037
Black Knight InfoServ LLC 3.625% due 09/01/2028		12,750	11,443
Block, Inc.
2.750% due 06/01/2026		2,500	2,279
3.500% due 06/01/2031		12,000	9,954
Boise Cascade Co. 4.875% due 07/01/2030		7,500	6,787
Bombardier, Inc.
7.125% due 06/15/2026		12,000	11,932
7.500% due 03/15/2025		4,563	4,577
7.500% due 02/01/2029		10,000	9,896
7.875% due 04/15/2027		10,000	9,988
Boyd Gaming Corp.
4.750% due 12/01/2027		7,000	6,639
4.750% due 06/15/2031		10,000	8,944
Buckeye Partners LP
4.125% due 03/01/2025		7,000	6,665
4.500% due 03/01/2028		5,200	4,664
5.850% due 11/15/2043		2,625	1,951
Builders FirstSource, Inc.
4.250% due 02/01/2032		7,000	6,099
5.000% due 03/01/2030		12,000	11,232
Cable One, Inc. 4.000% due 11/15/2030		7,000	5,475
Cablevision Lightpath LLC
3.875% due 09/15/2027		6,000	5,033
5.625% due 09/15/2028		7,000	5,194
Caesars Entertainment, Inc.
4.625% due 10/15/2029		20,000	17,482
6.250% due 07/01/2025		14,250	14,197
7.000% due 02/15/2030		9,250	9,298
Caesars Resort Collection LLC 5.750% due 07/01/2025		5,000	5,064
Callon Petroleum Co. 7.500% due 06/15/2030		9,000	8,503
Camelot Finance SA 4.500% due 11/01/2026		12,500	11,787
Capstone Borrower, Inc. 8.000% due 06/15/2030		8,000	7,908
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028		10,000	8,770
Carnival Corp.
4.000% due 08/01/2028		25,500	22,629
5.750% due 03/01/2027		30,000	27,645
6.000% due 05/01/2029		13,500	12,066
7.625% due 03/01/2026 (j)		16,000	15,685
10.500% due 02/01/2026		5,000	5,261
Cascades, Inc.
5.125% due 01/15/2026		7,000	6,706
5.375% due 01/15/2028		7,500	7,018
Catalent Pharma Solutions, Inc.
2.375% due 03/01/2028	EUR	5,000	4,415
3.125% due 02/15/2029		$15,750	12,821
3.500% due 04/01/2030		9,500	7,704
5.000% due 07/15/2027		7,000	6,431
CCO Holdings LLC
4.250% due 02/01/2031		30,000	24,296
4.250% due 01/15/2034		15,000	11,352
4.500% due 08/15/2030		27,750	23,132
4.500% due 05/01/2032		25,000	19,986
4.500% due 06/01/2033		25,000	19,659
4.750% due 03/01/2030		27,000	23,112

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

5.000% due 02/01/2028		17,500	15,962
5.125% due 05/01/2027		10,000	9,323
5.375% due 06/01/2029		12,500	11,313
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		10,500	9,772
CDI Escrow Issuer, Inc. 5.750% due 04/01/2030		15,000	13,976
Cedar Fair LP 5.250% due 07/15/2029		7,500	6,829
Central Garden & Pet Co.
4.125% due 10/15/2030		5,000	4,195
5.125% due 02/01/2028		1,500	1,411
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028		2,000	1,813
Chesapeake Energy Corp.
5.500% due 02/01/2026		6,000	5,855
5.875% due 02/01/2029		4,650	4,421
6.750% due 04/15/2029		30,000	29,794
Churchill Downs, Inc.
4.750% due 01/15/2028		15,000	13,929
5.500% due 04/01/2027		5,000	4,813
6.750% due 05/01/2031		5,000	4,950
Clarios Global LP
4.375% due 05/15/2026	EUR	4,000	4,173
6.250% due 05/15/2026		$12,600	12,533
6.750% due 05/15/2025		5,000	5,009
6.750% due 05/15/2028		17,450	17,407
8.500% due 05/15/2027		5,000	5,018
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		20,000	17,749
4.875% due 07/01/2029		9,825	8,726
Clean Harbors, Inc.
4.875% due 07/15/2027		5,000	4,792
6.375% due 02/01/2031		6,000	6,043
Clearwater Paper Corp.
4.750% due 08/15/2028		5,000	4,406
5.375% due 02/01/2025		3,000	2,930
Cloud Software Group, Inc. 6.500% due 03/31/2029		30,000	26,740
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		10,000	9,548
8.750% due 04/15/2030		17,250	15,246
Coherent Corp. 5.000% due 12/15/2029		17,000	15,365
CommScope Technologies LLC
5.000% due 03/15/2027		3,000	2,092
6.000% due 06/15/2025		5,000	4,667
CommScope, Inc.
4.750% due 09/01/2029		11,700	9,236
6.000% due 03/01/2026		3,000	2,799
Community Health Systems, Inc.
4.750% due 02/15/2031		17,000	12,867
5.250% due 05/15/2030		10,000	7,888
5.625% due 03/15/2027		18,750	16,541
6.000% due 01/15/2029		5,075	4,275
6.875% due 04/15/2029		8,000	5,005
8.000% due 03/15/2026		10,000	9,750
Comstock Resources, Inc.
5.875% due 01/15/2030		7,000	6,085
6.750% due 03/01/2029		10,000	9,160
Connect Finco SARL 6.750% due 10/01/2026		10,000	9,722
Consolidated Communications, Inc. 5.000% due 10/01/2028		4,000	3,006
CoreLogic, Inc. 4.500% due 05/01/2028		20,000	16,147
Coty, Inc.
3.875% due 04/15/2026	EUR	10,500	11,134
5.000% due 04/15/2026		$9,000	8,634
6.500% due 04/15/2026		13,500	13,396
Covanta Holding Corp.
4.875% due 12/01/2029		8,000	6,930
5.000% due 09/01/2030		5,000	4,252
CQP Holdco LP 5.500% due 06/15/2031		15,000	13,403
Crocs, Inc. 4.125% due 08/15/2031		14,000	11,325
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		15,000	12,949
Crown Americas LLC
4.250% due 09/30/2026		10,000	9,479
4.750% due 02/01/2026		5,000	4,850
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		500	517
CSC Holdings LLC
3.375% due 02/15/2031		10,000	6,779

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

4.125% due 12/01/2030	10,000	7,005
5.375% due 02/01/2028	5,000	4,025
5.500% due 04/15/2027	12,000	10,001
6.500% due 02/01/2029	10,000	8,094
DaVita, Inc.
3.750% due 02/15/2031	22,000	17,618
4.625% due 06/01/2030	25,000	21,490
Diamond BC BV 4.625% due 10/01/2029	10,000	10,094
Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK) 9.000% due 04/22/2027 (b)	167	161
Diamond Sports Group LLC 5.375% due 08/15/2026 ^(c)	10,000	344
DirecTV Financing LLC 5.875% due 08/15/2027	21,500	19,496
DISH DBS Corp.
5.250% due 12/01/2026	21,000	16,885
5.750% due 12/01/2028	21,850	16,293
5.875% due 11/15/2024	13,500	11,824
7.750% due 07/01/2026	12,250	7,526
DISH Network Corp. 11.750% due 11/15/2027	20,000	19,541
DT Midstream, Inc.
4.125% due 06/15/2029	9,525	8,368
4.375% due 06/15/2031	13,250	11,432
Dun & Bradstreet Corp. 5.000% due 12/15/2029	9,000	7,945
Edgewell Personal Care Co.
4.125% due 04/01/2029	10,000	8,736
5.500% due 06/01/2028	7,500	7,097
Elanco Animal Health, Inc. 6.650% due 08/28/2028	10,000	9,728
Element Solutions, Inc. 3.875% due 09/01/2028	15,000	13,102
Emerald Debt Merger Sub LLC 6.625% due 12/15/2030	15,200	15,086
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/2028	7,279	6,614
Energizer Holdings, Inc. 4.750% due 06/15/2028	7,500	6,697
EnLink Midstream LLC
5.375% due 06/01/2029	2,500	2,384
5.625% due 01/15/2028	2,200	2,131
6.500% due 09/01/2030	12,000	11,999
EnLink Midstream Partners LP
4.150% due 06/01/2025	4,768	4,630
4.850% due 07/15/2026	5,000	4,830
5.450% due 06/01/2047	6,375	5,250
EQM Midstream Partners LP
4.000% due 08/01/2024	5,612	5,495
4.125% due 12/01/2026	4,000	3,724
4.500% due 01/15/2029	27,825	24,847
4.750% due 01/15/2031	17,450	15,306
5.500% due 07/15/2028	5,000	4,736
6.000% due 07/01/2025	918	909
6.500% due 07/01/2027	6,000	5,924
6.500% due 07/15/2048	12,500	11,324
7.500% due 06/01/2030	5,750	5,824
FAGE International SA 5.625% due 08/15/2026	3,705	3,508
Fertitta Entertainment LLC
4.625% due 01/15/2029	10,000	8,785
6.750% due 01/15/2030	10,000	8,520
First Student Bidco, Inc. 4.000% due 07/31/2029	22,250	18,874
Ford Motor Co.
3.250% due 02/12/2032	13,750	10,830
6.100% due 08/19/2032	17,500	16,977
Fortrea Holdings, Inc. 7.500% due 07/01/2030	9,775	10,022
Frontier Communications Holdings LLC
5.000% due 05/01/2028	8,500	7,342
5.875% due 10/15/2027	10,000	9,187
6.750% due 05/01/2029	10,000	7,768
8.750% due 05/15/2030	5,000	4,891
Gap, Inc.
3.625% due 10/01/2029	10,000	7,076
3.875% due 10/01/2031	15,000	10,288
Garda World Security Corp.
4.625% due 02/15/2027	12,000	10,991
6.000% due 06/01/2029	5,000	4,102
7.750% due 02/15/2028	6,000	5,962
Gartner, Inc.
3.625% due 06/15/2029	10,000	8,812
3.750% due 10/01/2030	5,000	4,360
4.500% due 07/01/2028	5,000	4,676

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

GFL Environmental, Inc.
3.500% due 09/01/2028		10,000	8,910
4.000% due 08/01/2028		10,000	8,954
4.250% due 06/01/2025		4,000	3,864
5.125% due 12/15/2026		2,500	2,414
goeasy Ltd.
4.375% due 05/01/2026		5,000	4,566
5.375% due 12/01/2024		8,500	8,254
GoTo Group, Inc. 5.500% due 09/01/2027		5,000	2,758
Graphic Packaging International LLC
3.500% due 03/15/2028		5,000	4,478
3.500% due 03/01/2029		5,000	4,379
3.750% due 02/01/2030		10,000	8,636
4.125% due 08/15/2024		5,000	4,894
Grifols Escrow Issuer SA 4.750% due 10/15/2028		7,600	6,604
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026		8,000	7,580
HCA, Inc. 8.360% due 04/15/2024		3,000	3,049
HealthEquity, Inc. 4.500% due 10/01/2029		5,000	4,413
Hertz Corp.
4.625% due 12/01/2026		5,000	4,517
5.000% due 12/01/2029		3,000	2,484
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		12,000	10,016
3.750% due 05/01/2029		8,000	7,108
4.000% due 05/01/2031		8,000	6,955
5.375% due 05/01/2025		5,000	4,949
5.750% due 05/01/2028		5,250	5,174
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031		14,000	11,760
5.000% due 06/01/2029		10,000	8,884
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		5,000	4,855
Hologic, Inc. 3.250% due 02/15/2029		10,500	9,196
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027		7,425	7,079
Howmet Aerospace, Inc. 5.950% due 02/01/2037		7,500	7,644
iHeartCommunications, Inc.
4.750% due 01/15/2028		10,000	7,551
5.250% due 08/15/2027		15,000	11,491
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)		10,000	9,235
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		5,000	4,707
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		5,500	5,107
Imola Merger Corp. 4.750% due 05/15/2029		20,500	17,850
INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	3,250	3,185
3.375% due 01/15/2026		$7,000	6,395
Ingevity Corp. 3.875% due 11/01/2028		9,000	7,692
Innophos Holdings, Inc. 9.375% due 02/15/2028		10,000	9,930
Installed Building Products, Inc. 5.750% due 02/01/2028		10,000	9,436
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		1,575	1,340
International Game Technology PLC
5.250% due 01/15/2029		5,000	4,741
6.250% due 01/15/2027		3,000	2,991
6.500% due 02/15/2025		2,267	2,269
IQVIA, Inc.
5.000% due 10/15/2026		20,000	19,329
5.000% due 05/15/2027		5,000	4,814
IRB Holding Corp. 7.000% due 06/15/2025		20,000	20,126
Iris Holdings, Inc. (8.750% Cash or 9.500% PIK) 8.750% due 02/15/2026 (b)		12,760	12,157
JELD-WEN, Inc.
4.625% due 12/15/2025		2,000	1,940
4.875% due 12/15/2027		5,750	5,100
6.250% due 05/15/2025		5,500	5,553
Kaiser Aluminum Corp.
4.500% due 06/01/2031		4,500	3,594
4.625% due 03/01/2028		11,250	9,855
KFC Holding Co. 4.750% due 06/01/2027		7,000	6,764

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

Kinetik Holdings LP 5.875% due 06/15/2030	12,000	11,418
LABL, Inc.
5.875% due 11/01/2028	4,000	3,645
6.750% due 07/15/2026	14,000	13,780
Lamar Media Corp.
3.625% due 01/15/2031	5,000	4,217
3.750% due 02/15/2028	5,565	5,084
4.875% due 01/15/2029	5,000	4,658
Lamb Weston Holdings, Inc.
4.125% due 01/31/2030	5,000	4,474
4.375% due 01/31/2032	3,000	2,683
4.875% due 05/15/2028	8,000	7,670
Las Vegas Sands Corp. 3.500% due 08/18/2026	12,370	11,529
LBM Acquisition LLC 6.250% due 01/15/2029	4,125	3,418
Legacy LifePoint Health LLC
4.375% due 02/15/2027	10,000	7,750
6.750% due 04/15/2025	2,000	1,860
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	5,500	4,958
Level 3 Financing, Inc.
3.625% due 01/15/2029	5,000	3,005
3.750% due 07/15/2029	15,000	9,050
4.250% due 07/01/2028	7,000	4,515
Levi Strauss & Co. 3.500% due 03/01/2031	5,000	4,142
LifePoint Health, Inc. 5.375% due 01/15/2029	7,500	4,437
Lindblad Expeditions LLC 6.750% due 02/15/2027	14,600	13,920
Live Nation Entertainment, Inc.
4.750% due 10/15/2027	4,000	3,736
4.875% due 11/01/2024	7,000	6,900
6.500% due 05/15/2027	10,750	10,817
Madison IAQ LLC 4.125% due 06/30/2028	15,000	13,222
Marriott Ownership Resorts, Inc.
4.500% due 06/15/2029	8,000	6,912
4.750% due 01/15/2028	9,000	8,112
Masonite International Corp. 5.375% due 02/01/2028	7,000	6,680
Mattel, Inc.
3.375% due 04/01/2026	7,000	6,448
3.750% due 04/01/2029	6,000	5,285
5.875% due 12/15/2027	5,000	4,915
6.200% due 10/01/2040	750	672
Mauser Packaging Solutions Holding Co. 7.875% due 08/15/2026	20,000	19,892
McAfee Corp. 7.375% due 02/15/2030	5,750	5,006
Medline Borrower LP
3.875% due 04/01/2029	40,000	34,800
5.250% due 10/01/2029	50,000	43,436
MEG Energy Corp.
5.875% due 02/01/2029	5,000	4,707
7.125% due 02/01/2027	10,000	10,170
Merlin Entertainments Ltd. 5.750% due 06/15/2026	6,000	5,789
MGM Resorts International
4.625% due 09/01/2026	10,000	9,440
5.750% due 06/15/2025	5,727	5,681
Michaels Cos., Inc. 5.250% due 05/01/2028	10,000	8,090
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	15,000	13,259
Moog, Inc. 4.250% due 12/15/2027	20,000	18,526
Motion Bondco DAC 6.625% due 11/15/2027	9,000	8,248
MPH Acquisition Holdings LLC
5.500% due 09/01/2028	12,975	11,074
5.750% due 11/01/2028 (j)	15,000	11,308
Nabors Industries, Inc. 7.375% due 05/15/2027	6,750	6,429
NCL Corp. Ltd.
3.625% due 12/15/2024	5,250	5,057
5.875% due 03/15/2026	7,000	6,555
5.875% due 02/15/2027	3,500	3,410
8.375% due 02/01/2028	10,000	10,458
NCR Corp.
5.000% due 10/01/2028	7,000	6,255
5.125% due 04/15/2029	5,000	4,431
5.250% due 10/01/2030	8,500	7,402
5.750% due 09/01/2027	6,000	6,006

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

Nesco Holdings, Inc. 5.500% due 04/15/2029		6,250	5,601
Newell Brands, Inc.
5.875% due 04/01/2036		6,631	5,554
6.375% due 09/15/2027		6,500	6,241
Nexstar Media, Inc.
4.750% due 11/01/2028		10,000	8,686
5.625% due 07/15/2027		10,000	9,331
NextEra Energy Operating Partners LP
4.250% due 07/15/2024		4,250	4,160
4.250% due 09/15/2024		91	87
4.500% due 09/15/2027		11,500	10,694
Noble Finance LLC 8.000% due 04/15/2030		12,904	13,133
Northriver Midstream Finance LP 5.625% due 02/15/2026		15,300	14,283
Novelis Corp.
3.250% due 11/15/2026		15,000	13,594
3.875% due 08/15/2031		17,000	14,009
4.750% due 01/30/2030		25,000	22,242
NuStar Logistics LP
5.750% due 10/01/2025		7,000	6,831
6.375% due 10/01/2030		7,500	7,164
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	5,000	4,319
4.250% due 10/01/2028		$28,000	22,161
5.375% due 10/01/2029	EUR	8,650	6,613
6.250% due 10/01/2029		$16,000	11,587
ON Semiconductor Corp. 3.875% due 09/01/2028		10,000	9,112
Open Text Corp. 3.875% due 12/01/2029		7,250	6,067
Open Text Holdings, Inc. 4.125% due 12/01/2031		7,500	6,159
Option Care Health, Inc. 4.375% due 10/31/2029		12,000	10,574
Organon & Co.
4.125% due 04/30/2028		25,000	22,215
5.125% due 04/30/2031		22,000	18,180
Outfront Media Capital LLC
4.250% due 01/15/2029		5,000	4,207
4.625% due 03/15/2030		5,500	4,589
5.000% due 08/15/2027		15,000	13,637
6.250% due 06/15/2025		7,500	7,480
Owens & Minor, Inc. 6.625% due 04/01/2030		10,000	9,082
Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031		11,600	11,759
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028		12,000	10,404
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		25,000	22,137
Pactiv LLC 7.950% due 12/15/2025		10,972	11,078
Papa John's International, Inc. 3.875% due 09/15/2029		5,000	4,238
PDC Energy, Inc. 5.750% due 05/15/2026		10,000	9,969
Performance Food Group, Inc.
4.250% due 08/01/2029		8,000	7,131
5.500% due 10/15/2027		8,500	8,202
6.875% due 05/01/2025		3,500	3,506
Permian Resources Operating LLC
5.375% due 01/15/2026		9,500	9,060
5.875% due 07/01/2029		10,000	9,430
6.875% due 04/01/2027		8,000	7,913
PetSmart, Inc.
4.750% due 02/15/2028		25,000	23,132
7.750% due 02/15/2029		22,000	21,884
PGT Innovations, Inc. 4.375% due 10/01/2029		13,500	12,610
Post Holdings, Inc.
4.500% due 09/15/2031		2,000	1,710
4.625% due 04/15/2030		20,475	17,965
5.500% due 12/15/2029		12,000	11,088
5.625% due 01/15/2028		7,500	7,218
5.750% due 03/01/2027		6,871	6,716
PRA Health Sciences, Inc. 2.875% due 07/15/2026		5,000	4,532
Presidio Holdings, Inc. 4.875% due 02/01/2027		12,000	11,274
Prime Security Services Borrower LLC
3.375% due 08/31/2027		14,000	12,361
5.250% due 04/15/2024		6,400	6,353
5.750% due 04/15/2026		8,000	7,860
6.250% due 01/15/2028		14,000	13,135

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

Radiate Holdco LLC
4.500% due 09/15/2026		15,000	11,979
6.500% due 09/15/2028		10,000	5,850
Range Resources Corp.
4.750% due 02/15/2030		5,000	4,486
4.875% due 05/15/2025		5,000	4,905
8.250% due 01/15/2029		5,000	5,210
Ritchie Bros Holdings, Inc.
6.750% due 03/15/2028		4,700	4,743
7.750% due 03/15/2031		8,650	8,985
ROBLOX Corp. 3.875% due 05/01/2030		10,000	8,439
Rockcliff Energy LLC 5.500% due 10/15/2029		20,000	18,469
Rockies Express Pipeline LLC
3.600% due 05/15/2025		3,200	3,027
4.800% due 05/15/2030		6,000	5,249
4.950% due 07/15/2029		11,750	10,762
6.875% due 04/15/2040		5,000	4,520
Rolls-Royce PLC
3.625% due 10/14/2025		3,000	2,849
5.750% due 10/15/2027		8,500	8,320
5.750% due 10/15/2027	GBP	1,750	2,066
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		$16,000	14,702
5.375% due 07/15/2027		18,875	17,669
5.500% due 08/31/2026		30,000	28,471
5.500% due 04/01/2028		21,550	20,118
7.250% due 01/15/2030		10,000	10,137
9.250% due 01/15/2029		10,000	10,663
11.500% due 06/01/2025		3,964	4,209
Sabre Global, Inc.
7.375% due 09/01/2025		6,950	6,177
9.250% due 04/15/2025		607	567
11.250% due 12/15/2027		6,600	5,598
Scientific Games Holdings LP 6.625% due 03/01/2030		10,000	8,809
SCIH Salt Holdings, Inc.
4.875% due 05/01/2028		18,000	16,098
6.625% due 05/01/2029		7,000	5,873
Scotts Miracle-Gro Co.
4.000% due 04/01/2031		3,000	2,350
4.375% due 02/01/2032		3,000	2,366
Scripps Escrow, Inc.
3.875% due 01/15/2029		7,000	5,659
5.375% due 01/15/2031		2,750	1,941
5.875% due 07/15/2027		7,500	6,081
Seagate HDD Cayman
8.250% due 12/15/2029		4,450	4,652
8.500% due 07/15/2031		4,850	5,092
9.625% due 12/01/2032		10,000	11,045
Sealed Air Corp.
5.000% due 04/15/2029		5,000	4,658
5.125% due 12/01/2024		5,000	4,946
6.125% due 02/01/2028		5,750	5,714
6.875% due 07/15/2033		8,710	9,048
Select Medical Corp. 6.250% due 08/15/2026		10,000	9,840
Sensata Technologies BV 5.000% due 10/01/2025		7,000	6,859
Sensata Technologies, Inc.
3.750% due 02/15/2031		15,000	12,846
4.375% due 02/15/2030		5,000	4,476
Simmons Foods, Inc. 4.625% due 03/01/2029		15,000	12,035
Sinclair Television Group, Inc. 5.500% due 03/01/2030		2,250	1,300
Sirius XM Radio, Inc.
3.125% due 09/01/2026		5,000	4,482
3.875% due 09/01/2031		5,000	3,871
4.000% due 07/15/2028		16,000	13,919
4.125% due 07/01/2030		15,000	12,262
5.000% due 08/01/2027		5,000	4,644
SM Energy Co. 6.500% due 07/15/2028		10,000	9,610
Southwestern Energy Co.
4.750% due 02/01/2032		10,000	8,828
5.375% due 02/01/2029		15,000	14,140
5.375% due 03/15/2030		12,500	11,677
Spectrum Brands, Inc.
3.875% due 03/15/2031		10,000	8,211
5.000% due 10/01/2029		10,000	8,936
5.750% due 07/15/2025		660	660
Speedway Motorsports LLC 4.875% due 11/01/2027		12,500	11,587

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		10,000	8,399
7.500% due 04/15/2025		11,900	11,774
9.375% due 11/30/2029		10,000	10,718
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025		12,000	12,100
SRS Distribution, Inc.
4.625% due 07/01/2028		15,000	13,412
6.000% due 12/01/2029		15,000	12,967
6.125% due 07/01/2029		10,000	8,649
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	4,000	3,887
3.375% due 01/15/2031		$27,000	21,766
4.375% due 07/15/2030		17,750	15,389
4.750% due 01/15/2028		12,500	11,653
5.000% due 02/15/2027		12,500	11,925
Station Casinos LLC
4.500% due 02/15/2028		8,000	7,190
4.625% due 12/01/2031		5,000	4,218
Strathcona Resources Ltd. 6.875% due 08/01/2026		3,500	3,067
Suburban Propane Partners LP 5.000% due 06/01/2031		11,000	9,225
Summer BC Bidco B LLC 5.500% due 10/31/2026		10,000	8,426
Syneos Health, Inc. 3.625% due 01/15/2029		10,000	9,788
Team Health Holdings, Inc. 6.375% due 02/01/2025		17,000	9,041
TEGNA, Inc.
4.625% due 03/15/2028		8,500	7,533
4.750% due 03/15/2026		2,500	2,390
5.000% due 09/15/2029		14,000	12,091
Teleflex, Inc. 4.250% due 06/01/2028		15,000	13,721
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028		7,000	6,474
Tempo Acquisition LLC 5.750% due 06/01/2025		12,500	12,498
Tenet Healthcare Corp.
4.375% due 01/15/2030		11,000	9,937
4.625% due 06/15/2028		10,000	9,350
4.875% due 01/01/2026		5,500	5,362
5.125% due 11/01/2027		7,000	6,691
6.125% due 10/01/2028		30,000	28,910
6.125% due 06/15/2030		26,000	25,661
6.250% due 02/01/2027		7,000	6,936
6.875% due 11/15/2031		1,000	999
Thor Industries, Inc. 4.000% due 10/15/2029		7,625	6,481
TK Elevator Midco GmbH 4.375% due 07/15/2027	EUR	4,500	4,406
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027		$12,550	11,610
TopBuild Corp.
3.625% due 03/15/2029		500	436
4.125% due 02/15/2032		12,500	10,663
TransDigm, Inc.
4.625% due 01/15/2029		23,250	20,709
5.500% due 11/15/2027		25,000	23,609
6.250% due 03/15/2026		17,500	17,430
6.375% due 06/15/2026		11,000	10,871
6.750% due 08/15/2028		12,000	12,060
Transocean Titan Financing Ltd. 8.375% due 02/01/2028		2,150	2,198
Transocean, Inc. 8.750% due 02/15/2030		8,000	8,129
Travel & Leisure Co.
4.500% due 12/01/2029		15,000	12,777
4.625% due 03/01/2030		12,500	10,589
6.625% due 07/31/2026		10,000	9,933
TripAdvisor, Inc. 7.000% due 07/15/2025		7,000	7,006
Triumph Group, Inc.
7.750% due 08/15/2025		5,000	4,866
9.000% due 03/15/2028		20,000	20,446
Twilio, Inc.
3.625% due 03/15/2029		7,000	5,962
3.875% due 03/15/2031		7,000	5,836
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026		7,847	6,727
U.S. Foods, Inc.
4.625% due 06/01/2030		8,000	7,178
4.750% due 02/15/2029		20,000	18,331
6.250% due 04/15/2025		11,000	11,005

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

Uber Technologies, Inc. 4.500% due 08/15/2029		21,000	19,368
United Airlines, Inc.
4.375% due 04/15/2026		19,500	18,545
4.625% due 04/15/2029		34,600	31,558
United Rentals North America, Inc. 4.000% due 07/15/2030		10,000	8,865
Univar Solutions USA, Inc. 5.125% due 12/01/2027		16,250	16,627
Univision Communications, Inc.
4.500% due 05/01/2029		20,000	17,205
5.125% due 02/15/2025		15,000	14,701
6.625% due 06/01/2027		10,000	9,681
7.375% due 06/30/2030		7,500	7,148
UPC Holding BV 5.500% due 01/15/2028		13,000	11,366
USA Compression Partners LP
6.875% due 04/01/2026		5,000	4,902
6.875% due 09/01/2027		2,500	2,390
Valaris Ltd. 8.375% due 04/30/2030		13,850	13,910
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		5,000	4,373
3.875% due 11/01/2033		4,600	3,773
4.125% due 08/15/2031		15,000	12,921
Venture Global LNG, Inc.
8.125% due 06/01/2028		15,100	15,353
8.375% due 06/01/2031		44,825	45,251
Vertiv Group Corp. 4.125% due 11/15/2028		21,600	19,481
Viasat, Inc.
5.625% due 09/15/2025		10,000	9,700
5.625% due 04/15/2027		1,500	1,402
6.500% due 07/15/2028		7,000	5,939
Viavi Solutions, Inc. 3.750% due 10/01/2029		12,000	10,208
Victoria's Secret & Co. 4.625% due 07/15/2029		7,250	5,305
Viking Cruises Ltd.
7.000% due 02/15/2029		7,000	6,516
9.125% due 07/15/2031		23,075	23,328
13.000% due 05/15/2025		5,000	5,253
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		7,000	6,411
Virgin Media Finance PLC 5.000% due 07/15/2030		10,000	7,971
Virgin Media Secured Finance PLC
4.500% due 08/15/2030		13,000	10,910
5.500% due 05/15/2029		12,000	10,866
Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	1,750	1,573
4.250% due 01/31/2031		$16,000	12,951
4.750% due 07/15/2031		15,000	12,488
VOC Escrow Ltd. 5.000% due 02/15/2028		5,000	4,592
WESCO Distribution, Inc.
7.125% due 06/15/2025		17,500	17,700
7.250% due 06/15/2028		18,000	18,377
White Cap Buyer LLC 6.875% due 10/15/2028		29,000	26,320
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)		8,500	8,151
Williams Scotsman International, Inc.
4.625% due 08/15/2028		8,875	8,125
6.125% due 06/15/2025		4,050	4,025
WMG Acquisition Corp.
3.000% due 02/15/2031		18,000	14,578
3.750% due 12/01/2029		10,000	8,655
3.875% due 07/15/2030		15,000	12,953
WR Grace Holdings LLC
4.875% due 06/15/2027		10,000	9,287
5.625% due 08/15/2029		12,000	9,843
7.375% due 03/01/2031		5,900	5,787
WW International, Inc. 4.500% due 04/15/2029		7,000	4,144
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		10,000	9,141
Wynn Las Vegas LLC
5.250% due 05/15/2027		15,000	14,227
5.500% due 03/01/2025		14,000	13,789
Wynn Macau Ltd.
5.500% due 01/15/2026		200	186
Wynn Resorts Finance LLC
5.125% due 10/01/2029		8,000	7,179
7.125% due 02/15/2031		9,250	9,202

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

XPO, Inc. 7.125% due 06/01/2031	8,000	8,071
Yum! Brands, Inc.
3.625% due 03/15/2031	12,500	10,810
4.625% due 01/31/2032	12,500	11,308
4.750% due 01/15/2030	7,000	6,562
6.875% due 11/15/2037	5,250	5,672
Zayo Group Holdings, Inc. 4.000% due 03/01/2027	10,000	7,074
ZF North America Capital, Inc.
6.875% due 04/14/2028	2,900	2,940
7.125% due 04/14/2030	3,550	3,614
Ziff Davis, Inc. 4.625% due 10/15/2030	6,561	5,689
Ziggo Bond Co. BV 6.000% due 01/15/2027	10,000	9,190
Ziggo BV 4.875% due 01/15/2030	15,000	12,464
ZoomInfo Technologies LLC 3.875% due 02/01/2029	10,500	9,040

		5,559,857

UTILITIES 4.0%
Antero Midstream Partners LP
5.375% due 06/15/2029	10,000	9,302
5.750% due 03/01/2027	5,000	4,827
Blue Racer Midstream LLC
6.625% due 07/15/2026	8,000	7,929
7.625% due 12/15/2025	5,500	5,565
Calpine Corp.
3.750% due 03/01/2031	12,000	9,733
4.500% due 02/15/2028	7,750	7,024
5.000% due 02/01/2031	12,000	9,940
5.125% due 03/15/2028	10,000	8,938
5.250% due 06/01/2026	7,011	6,777
Clearway Energy Operating LLC
3.750% due 01/15/2032	7,000	5,709
4.750% due 03/15/2028	14,500	13,392
Crestwood Midstream Partners LP
5.625% due 05/01/2027	11,000	10,439
6.000% due 02/01/2029	9,000	8,413
CrownRock LP
5.000% due 05/01/2029	2,000	1,876
5.625% due 10/15/2025	20,000	19,727
Diamond Offshore Drilling, Inc. 9.000% due 12/21/2026 «	88	85
Electricite de France SA 9.125% due 03/15/2033 •(g)	6,800	6,990
Endeavor Energy Resources LP 5.750% due 01/30/2028	26,150	25,603
Genesis Energy LP
6.250% due 05/15/2026	5,000	4,755
6.500% due 10/01/2025	3,000	2,958
7.750% due 02/01/2028	2,000	1,905
8.000% due 01/15/2027	10,500	10,249
8.875% due 04/15/2030	4,500	4,401
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028 (a)	16,300	16,402
Lumen Technologies, Inc.
4.000% due 02/15/2027	6,325	4,721
4.500% due 01/15/2029	4,750	2,284
NGL Energy Operating LLC 7.500% due 02/01/2026	17,050	16,810
NRG Energy, Inc.
3.375% due 02/15/2029	8,750	7,164
5.250% due 06/15/2029	5,500	4,923
6.625% due 01/15/2027	4,460	4,431
NSG Holdings LLC 7.750% due 12/15/2025	3,800	3,786
PG&E Corp.
5.000% due 07/01/2028	5,000	4,592
5.250% due 07/01/2030	4,000	3,589
Tallgrass Energy Partners LP
5.500% due 01/15/2028	10,000	9,154
6.000% due 12/31/2030	5,875	5,183
7.500% due 10/01/2025	2,000	1,998
Telecom Italia Capital SA
6.375% due 11/15/2033	10,000	8,493
7.200% due 07/18/2036	5,000	4,304
TerraForm Power Operating LLC
4.750% due 01/15/2030	7,500	6,626
5.000% due 01/31/2028	15,000	13,825
Vistra Operations Co. LLC
4.375% due 05/01/2029	9,000	7,892

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

5.000% due 07/31/2027	6,000	5,621

		318,335

Total Corporate Bonds & Notes (Cost $7,230,393)		6,562,451

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Notes
2.750% due 04/30/2027 (l)	100,700	95,144
3.250% due 06/30/2027	160,000	153,906
3.375% due 05/15/2033	59,100	57,004
3.625% due 05/15/2026	174,100	169,877
3.875% due 11/30/2027	45,600	44,961
4.125% due 10/31/2027 (l)	103,000	102,481
4.250% due 05/31/2025	167,100	165,008
4.250% due 10/15/2025	200,000	197,797
4.500% due 11/15/2025 (l)	50,000	49,748

Total U.S. Treasury Obligations (Cost $1,054,342)		1,035,926

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Countrywide Alternative Loan Trust 3.369% due 10/25/2035 ^«~	7	6
Countrywide Home Loan Mortgage Pass-Through Trust 3.911% due 02/20/2036 ^«~	13	10
First Horizon Alternative Mortgage Securities Trust 5.376% due 10/25/2034 «~	5	5
GreenPoint Mortgage Funding Trust
5.550% due 10/25/2046 ^•	234	212
5.550% due 12/25/2046 ^•	233	217
GSR Mortgage Loan Trust 4.567% due 04/25/2035 «~	5	5
HarborView Mortgage Loan Trust 4.688% due 08/19/2036 ^«~	10	10
Lehman XS Trust 5.630% due 09/25/2046 ^«•	10	12
Structured Asset Mortgage Investments Trust
5.570% due 05/25/2036 •	383	258
5.646% due 07/19/2035 •	9	8
TBW Mortgage-Backed Trust 6.515% due 07/25/2037 þ	143	57
WaMu Mortgage Pass-Through Certificates Trust 5.970% due 12/25/2045 •	91	83

Total Non-Agency Mortgage-Backed Securities (Cost $844)		883

ASSET-BACKED SECURITIES 0.0%
Morgan Stanley Mortgage Loan Trust 5.870% due 04/25/2037 •	237	70
NovaStar Mortgage Funding Trust 5.250% due 03/25/2037 •	55	20

Total Asset-Backed Securities (Cost $234)		90

SHORT-TERM INSTRUMENTS 2.3%
COMMERCIAL PAPER 0.1%
Dominion Resources, Inc. 5.450% due 07/26/2023	8,150	8,119

REPURCHASE AGREEMENTS (i) 0.1%		4,509

SHORT-TERM NOTES 0.2%
Federal Home Loan Bank 5.059% due 07/14/2023 (e)(f)	15,600	15,577

U.S. TREASURY BILLS 1.9%
5.284% due 08/08/2023 - 09/26/2023 (a)(d)(e)(l)(n)	158,000	156,674

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $184,869)		184,879

Total Investments in Securities (Cost $8,588,867)		7,879,156

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	1,604,964	15,605

Total Short-Term Instruments (Cost $15,609)		15,605

Total Investments in Affiliates (Cost $15,609)		15,605

Total Investments 99.0% (Cost $8,604,476)		$7,894,761
Financial Derivative Instruments (k)(m) 0.1%(Cost or Premiums, net $8,151)		5,470
Other Assets and Liabilities, net 0.9%		75,068

Net Assets 100.0%		$7,975,299

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$4,509	U.S. Treasury Notes 4.625% due 06/30/2025	$(4,599)	$4,509	$4,509

Total Repurchase Agreements	$(4,599)	$4,509	$4,509

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	(1.250)%	06/28/2023	07/07/2023	$(1,671)	$(1,670)
JML	2.500	06/06/2023	TBD(3)	EUR	(842)	(921)
NOM	(0.250)	05/05/2023	TBD(3)	$(1,536)	(1,536)
RDR	4.000	05/05/2023	TBD(3)	(4,406)	(4,435)

Total Reverse Repurchase Agreements	$(8,562)

(j)	Securities with an aggregate market value of $9,650 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(19,565) at a weighted average interest rate of 1.099%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Newell Brands, Inc.	1.000%	Quarterly	06/20/2028	4.555%	$10,450	$(1,539)	$83	$(1,456)	$34	$0

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-38 5-Year Index	5.000%	Quarterly	06/20/2027	$188,944	$214	$7,683	$7,897	$1,276	$0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	79,596	1,490	1,188	2,678	578	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	636,400	7,986	10,938	18,924	4,762	0

$9,690	$19,809	$29,499	$6,616	$0

Total Swap Agreements	$8,151	$19,892	$28,043	$6,650	$0

(l)	Securities with an aggregate market value of $43,562 and cash of $38,793 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	07/2023	$59,251	EUR	54,076	$0	$(243)
08/2023	EUR	54,076	$59,334	246	0
CBK	08/2023	CAD	2,571	1,928	0	(14)
JPM	07/2023	$12,191	GBP	9,642	54	0
08/2023	CAD	4,226	$3,161	0	(31)
08/2023	GBP	9,642	12,194	0	(54)
MBC	07/2023	9,642	11,935	0	(310)
07/2023	$1,849	EUR	1,727	35	0
SOG	07/2023	EUR	55,803	$60,030	0	(863)

Total Forward Foreign Currency Contracts	$335	$(1,515)

(n)

Securities with an aggregate market value of $282 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$94,927	$0	$94,927
Corporate Bonds & Notes
Banking & Finance	0	684,259	0	684,259
Industrials	0	5,559,857	0	5,559,857
Utilities	0	318,250	85	318,335
U.S. Treasury Obligations	0	1,035,926	0	1,035,926
Non-Agency Mortgage-Backed Securities	0	835	48	883
Asset-Backed Securities	0	90	0	90
Short-Term Instruments
Commercial Paper	0	8,119	0	8,119
Repurchase Agreements	0	4,509	0	4,509
Short-Term Notes	0	15,577	0	15,577
U.S. Treasury Bills	0	156,674	0	156,674

$0	$7,879,023	$133	$7,879,156
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,605	$0	$0	$15,605

Total Investments	$15,605	$7,879,023	$133	$7,894,761

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	6,650	0	6,650
Over the counter	0	335	0	335

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2023 (Unaudited)

	$0	$6,985	$0	$6,985
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(1,515)	$0	$(1,515)

Total Financial Derivative Instruments	$0	$5,470	$0	$5,470

Totals	$15,605	$7,884,493	$133	$7,900,231

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.3% ¤
CORPORATE BONDS & NOTES 3.6%
BANKING & FINANCE 1.4%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$18,000	$17,610
Reagan Ranch Development LLC 8.500% due 09/01/2031 «	8,500	7,981
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (c)	37,820	10,443
VM Fund LLC 8.625% due 02/28/2031 «	4,738	4,533

		40,567

INDUSTRIALS 2.2%
Adventist Health System 3.630% due 03/01/2049	5,000	3,737
CommonSpirit Health 4.187% due 10/01/2049	11,124	9,036
Cottage Health Obligated Group 3.304% due 11/01/2049	9,000	6,672
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	4,000	3,024
Marin General Hospital 7.242% due 08/01/2045	7,000	6,909
Providence St Joseph Health Obligated Group 5.403% due 10/01/2033	11,300	11,161
Toledo Hospital
4.982% due 11/15/2045	1,000	610
5.325% due 11/15/2028	5,518	4,490
Tower Health 4.451% due 02/01/2050	22,939	10,495
Wild Rivers Water Park 8.500% due 11/01/2051	7,500	5,728

		61,862

Total Corporate Bonds & Notes (Cost $113,253)		102,429

MUNICIPAL BONDS & NOTES 88.9%
ALABAMA 3.1%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	681
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	5,785	5,719
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
4.000% due 12/01/2052	3,985	3,874
5.000% due 05/01/2053	8,250	8,640
5.250% due 02/01/2053	20,000	20,947
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,855	1,952
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	8,750	9,225
7.900% due 10/01/2050 (d)	9,675	10,069
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,041
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.314% (0.67*US0001M + 0.850%) due 06/01/2049 ~	2,000	2,000
4.364% (0.67*US0001M + 0.900%) due 04/01/2049 ~	3,000	3,000
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	6,015	5,851
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	11,554	10,808
5.250% due 05/01/2044	7,475	6,763

		90,570

ALASKA 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	1,400	4

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	8,795	9,368

		9,372

ARIZONA 1.2%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2040	1,000	535
4.500% due 01/01/2049	2,400	1,332
4.750% due 01/01/2039	1,000	517
5.000% due 01/01/2040	1,045	552
5.000% due 01/01/2043	1,000	502
5.000% due 01/01/2049	4,265	2,088
5.000% due 01/01/2054	11,800	6,975
5.125% due 01/01/2054	2,365	1,202
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(b)	4,030	2,217
Arizona Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2051	700	514
Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2024	480	453
5.000% due 01/01/2025	500	445
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022 5.000% due 09/01/2052	6,800	6,961
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	1,841
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049	3,500	3,090
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 5.000% due 09/01/2042	4,000	4,093

		33,317

ARKANSAS 0.5%
Arkansas Development Finance Authority Revenue Bonds, Series 2020 4.750% due 09/01/2049	14,900	14,048

CALIFORNIA 10.6%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.350% due 10/01/2048 (d)	3,000	1,523
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	8,000	7,953
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 12/01/2053	9,650	10,074
5.250% due 01/01/2054	23,000	24,075
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	14,750	12,240
California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	2,200	1,896
4.000% due 02/01/2056	7,250	5,504
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,900	2,423
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	830	831
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	10,445	1,776
5.000% due 06/01/2049	535	544
California Department of Water Resources State Revenue Bonds, Series 2020
1.609% due 12/01/2032	1,365	1,048
1.659% due 12/01/2033	4,680	3,515
California Department of Water Resources State Revenue Bonds, Series 2021 2.132% due 12/01/2033	2,500	1,974
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	1,320	615
3.650% due 01/01/2050	16,400	16,332
4.125% due 01/01/2035	485	426
5.000% due 01/01/2055	960	751
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	12,880	730
4.000% due 05/01/2051	5,000	4,720
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2052	3,500	3,740
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	973
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,070	964
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2040 (e)	4,110	3,464
5.000% due 12/01/2036	175	178
5.000% due 12/01/2054	1,000	959
California Municipal Finance Authority Revenue Notes, Series 2021
3.637% due 07/01/2030	3,465	2,961
5.000% due 12/01/2030	105	110
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	985

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,526
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039 ^(b)	6,000	300
California Pollution Control Financing Authority Revenue Notes, Series 2019 6.750% due 12/01/2028	4,215	2,529
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	3,000	3,178
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	743
5.000% due 06/01/2046	2,590	2,415
5.000% due 06/01/2051	1,000	921
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.250% due 08/15/2052	2,250	2,398
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,791
5.250% due 12/01/2056	7,100	6,872
California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	6,500
5.500% due 12/01/2058	5,000	4,969
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	6,000	6,094
CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	1,495	1,257
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	6,250	5,117
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	4,480	3,469
3.100% due 07/01/2045	2,250	1,704
3.400% due 10/01/2046	1,985	1,538
3.500% due 10/01/2046	5,000	3,805
4.000% due 08/01/2056	6,250	4,805
4.000% due 10/01/2056	7,500	5,520
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (d)	23,500	11,800
5.000% due 09/01/2037	3,865	3,868
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	1,210	1,011
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2019 4.094% due 01/15/2049	5,455	4,526
Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	2,000	2,023
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	172,115	18,785
3.850% due 06/01/2050	8,350	7,581
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	3,000	3,127
Grossmont Union High School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2044 (c)	4,295	1,651
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020 5.000% due 07/01/2061	6,000	4,879
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2023 4.000% due 08/01/2050	10,000	9,872
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 5.000% due 05/15/2047	10,000	10,520
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002 2.650% due 07/01/2035	2,000	2,000
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	1,804
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	5,250	5,250
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (c)	4,500	1,396
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2037	1,000	1,018
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	5,900	5,799
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2046	1,200	1,061
San Joaquin Delta Community College, California General Obligations, Series 2021 2.004% due 08/01/2030	2,105	1,764
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (c)	5,000	2,442
Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,511
6.250% due 10/01/2040	1,000	1,007
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	60,745	9,470
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006 0.000% due 06/01/2046 (c)	18,000	3,538
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	10,635	1,975

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

University of California Revenue Notes, Series 2020 1.366% due 05/15/2027	6,975	6,137

		306,550

COLORADO 2.7%
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	6,000	5,449
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049	5,960	5,457
5.000% due 08/01/2044	7,000	7,230
Colorado Health Facilities Authority Revenue Bonds, Series 2020
4.000% due 09/01/2045	1,000	907
4.000% due 09/01/2050	2,800	2,468
Colorado Health Facilities Authority Revenue Bonds, Series 2022 3.550% due 05/15/2062	23,475	23,475
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (d)	4,955	2,744
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022 5.000% due 11/15/2053	3,000	3,139
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	12,000	11,821
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,913	2,833
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	3,000	2,558
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017 5.000% due 12/15/2041	875	865
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	2,205	2,366
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	4,300	3,714
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	2,000	1,616
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2049	1,200	1,130

		77,772

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 10/01/2038	34,425	30,743
7.120% due 10/01/2038	6,075	5,852
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,500	2,282

		38,877

DISTRICT OF COLUMBIA 0.2%
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	836
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021 4.000% due 10/01/2051	5,000	4,708

		5,544

FLORIDA 3.3%
Babcock Ranch Community Independent Special, Florida Special Assessment Bonds, Series2022 5.000% due 05/01/2053	2,000	1,873
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017 7.000% due 07/01/2052 ^(b)	4,365	960
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	1,500	525
5.000% due 07/01/2043 ^(b)	950	76
5.250% due 07/01/2048 ^(b)	900	72
7.500% due 07/01/2053 ^(b)	1,000	20
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	22,070	1,270
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,300	4,880
Gainesville, Florida Utilities System Revenue Bonds, Series 2012 3.650% due 10/01/2042	26,000	26,000
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017 5.000% due 10/01/2052	7,900	8,048
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	3,600	3,896
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018 6.000% due 04/01/2038 ^(b)	500	175
JEA Water & Sewer System, Florida Revenue Bonds, Series 2008 4.000% due 10/01/2041	2,950	2,950
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (c)	2,815	1,968
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,785	1,719

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2021 4.000% due 10/01/2051	8,000	7,392
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2050	10,000	9,365
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	1,815	1,815
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2031 (c)	1,330	931
Palm Beach County, Florida Revenue Bonds, Series 2021 5.000% due 06/01/2057	1,000	863
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033	9,500	9,614
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	7,000	7,286
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (c)	1,000	446
0.000% due 09/01/2041 (c)	1,000	422
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 5.250% due 05/01/2054 (a)	3,000	3,048

		95,614

GEORGIA 3.3%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(b)	1,600	720
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	8,872
4.125% due 11/01/2045	4,000	3,611
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.000% due 03/01/2047	1,500	1,106
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	14,200	14,158
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 5.000% due 12/01/2052	16,000	16,514
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	5,000	5,180
5.000% due 07/01/2053	4,000	4,181
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	1,853
5.000% due 01/01/2049	11,000	11,157
5.000% due 01/01/2059	8,100	8,164
5.000% due 01/01/2063	3,340	3,368
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,000	2,085
5.000% due 01/01/2050	1,250	1,290
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	4,936
Municipal Electric Authority of Georgia Revenue Bonds, Series 2023 5.250% due 07/01/2064	7,000	7,325

		94,520

GUAM 0.1%
Guam Department of Education Certificates of Participation Bonds, Series 2020 5.000% due 02/01/2040	1,500	1,499

IDAHO 0.2%
Nez Perce County, Idaho Certificates of Participation Bonds, Series 2022 5.000% due 03/01/2052	2,750	2,873
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	5,000	3,806

		6,679

ILLINOIS 5.7%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	3,500	3,513
Chicago Board of Education, Illinois General Obligation Bonds, Series 2021 5.000% due 12/01/2035	1,500	1,560
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,069
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2053	9,000	9,385
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	20,000	20,642
5.250% due 01/01/2056	1,000	1,074
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,490	2,515
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020 4.000% due 12/01/2050	2,250	2,111
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	10,000	10,635
5.750% due 01/01/2034	3,120	3,329
Exceptional Children Have Opportunities, Illinois General Obligation Debt Certificate, Series 2020 4.000% due 12/01/2036	680	689

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2038	4,475	4,475
Illinois Finance Authority Revenue Bonds, Series 2015 5.250% due 05/15/2050	1,650	1,714
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,518
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	2,720	1,088
5.125% due 02/15/2045 ^(b)	3,000	1,200
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2049	4,900	3,995
Illinois Finance Authority Revenue Bonds, Series 2020
3.550% due 08/15/2049	12,180	12,180
3.570% due 08/15/2049	2,000	2,000
4.000% due 08/15/2037	1,000	994
4.000% due 08/15/2041	3,375	3,284
Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,339
4.000% due 05/01/2040	2,830	2,502
Illinois Finance Authority Revenue Bonds, Series 2022 3.570% due 08/15/2057	5,100	5,100
Illinois State General Obligation Bonds, Series 2014
5.000% due 02/01/2026	2,000	2,014
5.250% due 02/01/2029	845	853
Illinois State General Obligation Bonds, Series 2016 3.500% due 06/01/2029	2,000	1,942
Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	3,800	4,055
5.000% due 12/01/2038	1,000	1,035
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	4,000	4,093
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	2,013
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2036	2,250	2,435
Illinois State General Obligation Notes, Series 2014 4.000% due 02/01/2024	2,805	2,810
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,485	2,566
Illinois State General Obligation Notes, Series 2018 5.000% due 05/01/2028	4,295	4,619
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	2,650	2,954
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,115	3,118
Illinois State Revenue Bonds, Series 2016 3.000% due 06/15/2033	2,785	2,585
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	10,000	3,545
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (c)	5,000	2,660
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 4.950% due 12/15/2047 (d)	2,500	1,552
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	19,500	17,711
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023 5.000% due 01/01/2035	1,115	1,213
Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,250	839

		164,523

INDIANA 2.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	7,850	7,823
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	5,500	4,988
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	28,760	21,907
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	15,000	14,971
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series 2022 5.250% due 01/01/2048	2,150	2,358
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	5,000	5,100

		57,147

IOWA 1.2%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 4.500% due 08/15/2032	7,350	7,313
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 5.740% due 08/15/2029	8,820	8,809
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	1,810	1,853

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Iowa Finance Authority Revenue Bonds, Series 2018 3.900% due 12/01/2041	5,870	5,870
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	9,500	8,828
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (c)	27,990	3,230

		35,903

KANSAS 0.1%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	3,421	650
Wichita, Kansas Revenue Bonds, Series 2016 5.250% due 12/01/2036	500	85
Wyandotte County-Kansas City Unified Government, Kansas Revenue Bonds, Series 2018 4.500% due 06/01/2040	930	859

		1,594

KENTUCKY 0.4%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	1,977
6.250% due 11/15/2046	1,150	894
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	3,028
5.125% due 07/01/2055	3,410	2,633
Owen County, Kentucky Revenue Bonds, Series 2019 2.450% due 06/01/2039	1,000	921
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2022 5.000% due 09/01/2041	3,000	3,329

		12,782

LOUISIANA 0.6%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	7,000	6,970
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	2,900	3,138
Parish of St James, Louisiana Revenue Bonds, Series 2011 5.850% due 08/01/2041	4,500	4,611
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	1,540	1,511

		16,230

MAINE 0.2%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,400	4,958

MARYLAND 0.6%
Maryland Economic Development Corp. Revenue Bonds, Series 2021 3.997% due 04/01/2034	3,685	2,964
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2040	2,000	1,810
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.052% due 07/01/2040	8,000	6,020
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 3.762% due 01/01/2043	3,205	2,220
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2037	4,000	4,606

		17,620

MASSACHUSETTS 0.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	3,580	3,597
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 2.514% due 07/01/2041	10,000	7,461
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2010 5.869% due 07/01/2040	745	798
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	10,500	10,823
University of Massachusetts Building Authority Revenue Bonds, Series 2020 2.008% due 11/01/2031	3,330	2,708

		25,387

MICHIGAN 2.1%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	18,750	14,017
Detroit, Michigan General Obligation Bonds, Series 2021 5.000% due 04/01/2050	1,600	1,535
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.068% (US0003M) due 07/01/2032 ~	3,750	3,553

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Gerald R Ford International Airport Authority, Michigan Revenue Bonds, Series 2021 5.000% due 01/01/2046	2,000	2,112
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2020 3.056% due 07/01/2039	3,000	2,428
Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	8,385	8,387
5.000% due 07/01/2033	2,000	2,026
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 02/15/2050	3,250	3,026
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (c)	15,000	3,507
0.000% due 06/01/2065 (c)	55,000	5,369
4.800% due 09/01/2040	235	196
5.000% due 09/01/2050	380	304
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	120	109
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,000	1,036
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (c)	78,000	8,058
0.000% due 06/01/2058 (c)	145,250	5,787

		61,450

MINNESOTA 0.2%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	768
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,645	1,820
5.000% due 01/01/2037	2,100	2,268

		4,856

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, Series 2021
4.000% due 10/01/2034	500	463
4.000% due 10/01/2035	300	274

		737

MISSOURI 0.4%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	250
5.550% due 10/01/2036	45	44
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016 5.000% due 08/15/2051	1,450	1,125
Missouri Development Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	7,000	7,795
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,330	2,351

		11,565

MONTANA 0.0%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^	830	149

NEBRASKA 0.3%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2021 4.000% due 02/01/2051	8,000	7,793

NEVADA 0.5%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	1,915	1,757
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037	2,305	1,803
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038	4,125	3,755
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	49,500	6,061

		13,376

NEW HAMPSHIRE 0.8%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2041	2,250	1,874
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.777% due 08/20/2034	14,009	12,886

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

3.967% due 06/20/2034	10,376	9,711

		24,471

NEW JERSEY 2.6%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	965	1,004
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2040	1,500	1,566
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.500% due 06/15/2029	5,000	5,441
New Jersey Economic Development Authority Revenue Bonds, Series 2018 5.000% due 06/15/2038	2,245	2,509
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2052	20,000	21,023
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	5,000	5,008
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	2,500	2,522
5.250% due 06/15/2041	1,000	1,018
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	2,000	1,973
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2022
5.000% due 06/15/2037	1,500	1,643
5.000% due 06/15/2038	3,500	3,806
5.500% due 06/15/2050	3,500	3,870
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
4.250% due 06/15/2040	10,500	10,553
4.250% due 06/15/2044	2,000	1,982
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014 5.000% due 11/01/2039	2,500	2,510
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	3,960	3,977
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	6,000	4,186

		74,591

NEW MEXICO 0.2%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008 3.550% due 08/01/2034	4,600	4,600

NEW YORK 9.1%
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	9,165	9,027
Build NYC Resource Corp., New York Revenue Bonds, Series 2022
5.750% due 06/01/2052	1,250	1,267
5.750% due 06/01/2062	3,250	3,277
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022 2.875% due 07/25/2036 (e)	2,465	2,161
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022 3.125% due 09/25/2036	990	866
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,750	1,504
Huntington Local Development Corp., New York Revenue Notes, Series 2021 4.000% due 07/01/2027	5,000	4,781
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005 4.000% due 11/01/2035	23,600	23,600
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	2,000	1,681
New York City Industrial Development Agency, New York Revenue Bonds, Series 2020 4.000% due 03/01/2045	3,400	3,162
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 05/01/2042	5,000	4,956
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 3.900% due 06/15/2049	15,300	15,300
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012 3.600% due 11/01/2036	12,250	12,250
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 4.000% due 11/01/2037	2,700	2,754
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	4,000	4,042
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	133,600	10,413
0.000% due 06/01/2060 (c)	210,000	8,936
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	18,675	18,432
5.375% due 11/15/2040	6,500	6,514
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2052	7,480	7,388
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2050	8,760	8,582
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	10,000	9,404

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2047	15,000	14,676
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	8,730	8,738
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	5,000	4,236
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,665	2,603
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	4,080	4,243
5.000% due 01/01/2033	6,750	7,012
5.000% due 01/01/2034	1,000	1,037
5.000% due 01/01/2036	1,500	1,549
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.250% due 08/01/2031	8,280	8,629
New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	4,000	4,051
5.000% due 01/01/2028	1,000	1,039
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.375% due 11/01/2054	4,000	3,041
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	67,080	7,507
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	10,055	9,603
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	3,750	4,131
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023 4.250% due 05/15/2058	5,000	4,964
TSASC Inc, New York Revenue Bonds, Series 2017 5.000% due 06/01/2031	7,960	8,315
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,500	4,270
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2034	1,500	1,557
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	746
5.250% due 09/15/2053	2,500	1,794

		264,038

NORTH CAROLINA 0.3%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 3.750% due 01/15/2038	8,035	8,035
North Carolina Medical Care Commission Revenue Bonds, Series 2021 4.000% due 03/01/2051	1,500	1,045
North Carolina Medical Care Commission Revenue Notes, Series 2021
4.000% due 03/01/2030	285	264
4.000% due 03/01/2031	290	266

		9,610

NORTH DAKOTA 0.1%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	7,940	3,970

OHIO 3.0%
Adams County, Ohio Revenue Bonds, Series 2019 6.900% due 10/01/2049	7,405	7,477
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2010 3.800% due 06/01/2034	14,820	14,820
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	96,380	11,960
5.000% due 06/01/2055	6,325	5,933
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,188
5.000% due 12/01/2035	1,200	1,201
5.000% due 12/01/2037	650	637
5.000% due 12/01/2039	1,425	1,382
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	2,080	1,934
Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.500% due 12/01/2037 ^(b)	1,100	319
6.750% due 12/01/2052 ^(b)	650	189
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(b)	2,985	1,045
6.250% due 04/01/2049 ^(b)	6,520	2,282
Northeast Ohio Medical University Revenue Bonds, Series 2021 4.000% due 12/01/2035	300	294
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	10,850	10,775
Ohio Air Quality Development Authority Revenue Bonds, Series 2007 2.500% due 11/01/2042	3,500	3,048
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	13,960	12,874

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Ohio State Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,280	1,183
Southern Ohio Port Authority Revenue Bonds, Series 2020 7.000% due 12/01/2042	2,500	1,874
Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	8,500	7,270

		87,685

OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	7,500	5,939
Oklahoma State University Revenue Bonds, Series 2023 5.250% due 09/01/2048	1,500	1,676
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	526	1
6.875% due 11/01/2046 ^(b)	1,081	3
7.000% due 11/01/2051 ^(b)	2,163	5

		7,624

OREGON 0.1%
Oregon State Business Development Commission Revenue Bonds, Series 2017 6.500% due 04/01/2031 ^(b)	26,000	130
Oregon State Business Development Commission Revenue Bonds, Series 2018 6.500% due 04/01/2031 ^(b)	8,230	41
Oregon State Business Development Commission Revenue Bonds, Series 2020 9.000% due 04/01/2037 ^(b)	2,545	13
Oregon State General Obligation Bonds, Series 2023 5.000% due 06/01/2041	2,500	2,837

		3,021

PENNSYLVANIA 3.6%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	4,300	4,309
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	7,045	8,074
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,274
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	4,341
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2046	1,330	1,380
5.000% due 11/01/2051	4,670	4,797
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	9,500	9,232
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	2,925	2,195
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,200	1,968
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 4.659% (0.7*US0001M + 1.040%) due 08/15/2048 ~	2,000	2,001
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	16,000	17,887
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	7,635	7,942
6.000% due 06/30/2061	14,000	15,630
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 12/31/2032	3,070	3,387
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2053	6,650	6,424
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2052	3,000	3,280
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,178
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2043	5,000	5,615
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	739

		103,653

PUERTO RICO 10.2%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	194,500	12,924
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	42,189	21,305
0.000% due 11/01/2051	135,196	62,756
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	27,485	16,843
4.000% due 07/01/2041	19,400	16,907
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	42,350	35,044

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.988% (0.67*US0003M + 0.520%) due 07/01/2029 ~	9,245	8,572
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^(b)	10	4
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007 5.000% due 07/01/2026 ^(b)	10	4
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008 5.375% due 07/01/2024 ^(b)	55	21
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
3.875% due 07/01/2023 ^(b)	75	28
4.500% due 07/01/2023 ^(b)	15	6
4.600% due 07/01/2024 ^(b)	50	19
4.625% due 07/01/2025 ^(b)	35	13
4.750% due 07/01/2026 ^(b)	245	92
4.750% due 07/01/2027 ^(b)	50	19
5.000% due 07/01/2024 ^(b)	50	19
5.000% due 07/01/2025 ^(b)	25	9
5.000% due 07/01/2026 ^(b)	65	25
5.250% due 07/01/2025 ^(b)	25	9
5.250% due 07/01/2026 ^(b)	670	253
5.250% due 07/01/2027 ^(b)	140	53
5.250% due 07/01/2031 ^(b)	30	11
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013 7.000% due 07/01/2040 ^(b)	20	8
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
5.000% due 07/01/2053 (d)	34,233	20,967
5.000% due 07/01/2062	4,895	4,773
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (c)	3,181	2,028
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	48,403	13,658
0.000% due 07/01/2051 (c)	124,020	26,218
4.750% due 07/01/2053	22,825	21,807
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	18,800	18,414
4.784% due 07/01/2058	11,099	10,547

		293,356

RHODE ISLAND 0.6%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (c)	12,580	2,088
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2050	16,780	16,603

		18,691

SOUTH CAROLINA 0.2%
South Carolina Public Service Authority Revenue Bonds, (BABs), (AGM/CR Insured), Series 2010 6.454% due 01/01/2050	6,040	6,868

TENNESSEE 1.8%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	1,798
Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017 7.500% due 06/01/2047 ^(b)	4,600	1,012
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046	850	530
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2047	6,250	6,677
5.500% due 07/01/2052	4,500	4,897
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, (AGM Insured), Series 2008 4.000% due 06/01/2042	6,400	6,400
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	8,750	6,503
Tennergy Corp, Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	9,805	10,387
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	1,545	1,558
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	8,750	9,084
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2023 5.000% due 05/01/2053	4,000	4,140

		52,986

TEXAS 5.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.250% due 12/01/2045	5,750	5,750
7.500% due 12/01/2045	7,060	4,630
12.000% due 12/01/2045	9,525	8,204
Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	2,622
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	500	466

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

9.000% due 03/01/2039	15,295	16,118
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022
10.000% due 06/01/2042	5,000	4,791
12.000% due 06/01/2043	13,000	13,019
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 6.500% due 07/01/2026	12,750	11,897
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (c)	5,115	2,636
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	3,000	3,022
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021 4.000% due 11/01/2045	11,855	11,510
Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,000	3,083
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2020
2.130% due 10/01/2033	1,500	1,202
2.230% due 10/01/2034	2,000	1,584
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2036 (a)	3,615	3,960
Houston, Texas Combined Utility System Revenue Bonds, Series 2020
1.972% due 11/15/2034	1,000	754
2.022% due 11/15/2035	2,000	1,478
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016 0.000% due 08/16/2030 (c)	2,560	2,006
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031	1,030	515
4.250% due 07/01/2036	1,700	850
5.000% due 07/01/2031 ^(b)	265	182
5.000% due 07/01/2046	1,200	600
5.000% due 07/01/2046 ^	2,120	1,452
5.000% due 07/01/2051 ^	4,505	3,086
5.250% due 07/01/2036	400	180
5.750% due 07/01/2051	1,000	450
7.000% due 07/01/2051	1,450	580
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	3,000	2,957
5.000% due 01/01/2042	500	454
5.000% due 01/01/2047	1,500	1,326
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 5.000% due 12/01/2054	250	218
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.250% due 01/01/2042	9,800	7,469
New Hope Cultural Education Finance Facilities Corp., Texas Revenue Notes, Series 2016 6.000% due 07/01/2026	80	32
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,800	4,962
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020 4.000% due 01/01/2050	8,125	5,822
Port Beaumont Navigation District, Texas Revenue Notes, Series 2020 6.000% due 01/01/2025	2,500	2,348
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	100
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,052
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	9,000	9,480
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.170% (US0003M) due 12/15/2026 ~	5,530	5,450
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2025	2,500	2,542
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	2,500	2,500
Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016 6.750% due 12/01/2051 ^(b)	2,500	1,700

		157,039

U.S. VIRGIN ISLANDS 0.7%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022
5.000% due 10/01/2027	5,660	5,697
5.000% due 10/01/2032	13,930	13,878

		19,575

UTAH 0.9%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021 4.000% due 08/01/2050	4,200	3,179
Military Installation Development Authority, Utah Revenue Bonds, Series 2021 4.000% due 06/01/2052	3,500	2,622
Salt Lake City, Utah Airport Revenue Bonds, Series 2021 5.000% due 07/01/2051	10,000	10,393
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	2,000	1,728
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	5,000	4,732

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	2,750	2,672

		25,326

VIRGINIA 1.2%
Carilion Clinic Obligated Group, Virginia Revenue Bonds, Series 2020 4.000% due 07/01/2051	5,000	4,749
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	3,000	2,860
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	6,640	6,288
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(b)	272	209
6.050% due 03/01/2044	162	135
6.050% due 03/01/2054 ^(b)	584	292
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,110
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	12,625	11,707
7.500% due 07/01/2052	5,220	4,877

		33,227

WASHINGTON 0.7%
Seattle, Washington Drainage & Wastewater Revenue Bonds, Series 2021 4.000% due 09/01/2051	2,000	1,915
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	935
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	6,115	5,863
Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031	3,500	3,709
5.000% due 10/01/2032	3,000	3,169
5.000% due 10/01/2033	3,500	3,693
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2053	1,200	855

		20,139

WEST VIRGINIA 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (c)	117,010	11,063
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,409
4.875% due 06/01/2049	12,340	11,228

		24,700

WISCONSIN 4.0%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
5.250% due 05/15/2047	750	664
6.750% due 08/01/2031	18,500	12,950
7.000% due 11/01/2046 ^(b)	3,500	2,100
7.000% due 01/01/2050	4,750	5,173
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,523
6.375% due 01/01/2048	8,930	5,492
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054	5,230	4,199
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	4,010	1,831
0.000% due 01/01/2060 (c)	13,000	748
5.000% due 01/01/2055	3,500	2,694
5.250% due 03/01/2055	2,500	2,121
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
5.625% due 06/01/2050	6,500	5,312
6.500% due 09/01/2036	400	362
6.500% due 06/01/2045	1,400	1,144
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	5,360	5,034
5.000% due 10/01/2052	3,620	3,773
Public Finance Authority, Wisconsin Revenue Notes, Series 2016
0.010% due 09/01/2029	2,475	1,551
5.000% due 12/01/2025	2,000	2,036
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 5.625% due 08/01/2024	3,000	2,291
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (c)	25,410	6,832
0.000% due 12/15/2060 (c)	5,000	804
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,130	3,931
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 04/01/2035	23,870	23,870
4.000% due 08/15/2041	4,000	3,892

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Wisconsin State General Obligation Notes, Series 2022 5.000% due 05/01/2036	7,760	8,849
Wisconsin State Revenue Notes, Series 2021 1.486% due 05/01/2029	5,000	4,202

		116,378

Total Municipal Bonds & Notes (Cost $2,656,059)		2,561,980

U.S. GOVERNMENT AGENCIES 0.1%
Freddie Mac 3.790% due 07/01/2040	3,994	3,585

Total U.S. Government Agencies (Cost $3,633)		3,585

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Freddie Mac 4.140% due 01/25/2040	21,986	20,453

Total Non-Agency Mortgage-Backed Securities (Cost $20,620)		20,453

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (f) 0.0%		688

Total Short-Term Instruments (Cost $688)		688

Total Investments in Securities (Cost $2,794,253)		2,689,135

	SHARES
INVESTMENTS IN AFFILIATES 5.7%
SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short-Term Floating NAV Portfolio III	16,800,364	163,350

Total Short-Term Instruments (Cost $163,337)		163,350

Total Investments in Affiliates (Cost $163,337)		163,350

Total Investments 99.0% (Cost $2,957,590)		$2,852,485
Financial Derivative Instruments (g) (0.0)%(Cost or Premiums, net $0)		(304)
Other Assets and Liabilities, net 1.0%		28,268

Net Assets 100.0%		$2,880,449

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	11/22/2022	$3,569	$3,464	0.12%
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022	2.875	07/25/2036	11/17/2022	2,145	2,161	0.08

$5,714	$5,625	0.20%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$688	U.S. Treasury Notes 4.625% due 06/30/2025	$(702)	$688	$688

Total Repurchase Agreements	$(702)	$688	$688

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2023	133	$(14,931)	$264	$0	$(19)
U.S. Treasury Long-Term Bond September Futures	09/2023	57	(7,234)	16	0	(43)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	194	(26,426)	(306)	0	(242)

Total Futures Contracts	$(26)	$0	$(304)

Cash of $4,790 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,443	$30,124	$40,567
Industrials	0	61,862	0	61,862
Municipal Bonds & Notes
Alabama	0	90,570	0	90,570
Alaska	0	9,372	0	9,372
Arizona	0	33,317	0	33,317
Arkansas	0	14,048	0	14,048
California	0	306,550	0	306,550
Colorado	0	77,772	0	77,772
Delaware	0	38,877	0	38,877

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

District of Columbia	0	5,544	0	5,544
Florida	0	95,614	0	95,614
Georgia	0	94,520	0	94,520
Guam	0	1,499	0	1,499
Idaho	0	6,679	0	6,679
Illinois	0	164,523	0	164,523
Indiana	0	57,147	0	57,147
Iowa	0	35,903	0	35,903
Kansas	0	1,594	0	1,594
Kentucky	0	12,782	0	12,782
Louisiana	0	16,230	0	16,230
Maine	0	4,958	0	4,958
Maryland	0	17,620	0	17,620
Massachusetts	0	25,387	0	25,387
Michigan	0	61,450	0	61,450
Minnesota	0	4,856	0	4,856
Mississippi	0	737	0	737
Missouri	0	11,565	0	11,565
Montana	0	149	0	149
Nebraska	0	7,793	0	7,793
Nevada	0	13,376	0	13,376
New Hampshire	0	24,471	0	24,471
New Jersey	0	74,591	0	74,591
New Mexico	0	4,600	0	4,600
New York	0	264,038	0	264,038
North Carolina	0	9,610	0	9,610
North Dakota	0	3,970	0	3,970
Ohio	0	87,685	0	87,685
Oklahoma	0	7,624	0	7,624
Oregon	0	3,021	0	3,021
Pennsylvania	0	103,653	0	103,653
Puerto Rico	0	293,356	0	293,356
Rhode Island	0	18,691	0	18,691
South Carolina	0	6,868	0	6,868
Tennessee	0	52,986	0	52,986
Texas	0	157,039	0	157,039
U.S. Virgin Islands	0	19,575	0	19,575
Utah	0	25,326	0	25,326
Virginia	0	33,227	0	33,227
Washington	0	20,139	0	20,139
West Virginia	0	24,700	0	24,700
Wisconsin	0	116,378	0	116,378
U.S. Government Agencies	0	3,585	0	3,585
Non-Agency Mortgage-Backed Securities	0	20,453	0	20,453
Short-Term Instruments
Repurchase Agreements	0	688	0	688

	$0	$2,659,011	$30,124	$2,689,135
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$163,350	$0	$0	$163,350

Total Investments	$163,350	$2,659,011	$30,124	$2,852,485

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(304)	$0	$(304)

Total Financial Derivative Instruments	$0	$(304)	$0	$(304)

Totals	$163,350	$2,658,707	$30,124	$2,852,181

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (1)
Investments in Securities, at Value

Corporate Bonds & Notes
Banking & Finance	$29,941	$746	$(763)	$2	$17	$181	$0	$0	$30,124	$181

Totals	$29,941	$746	$(763)	$2	$17	$181	$0	$0	$30,124	$181

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$30,124	Discounted Cash Flow	Discount Rate	10.817-11.580	11.198

Total	$30,124

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield Spectrum Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.8%
American Airlines, Inc. 10.000% (LIBOR03M + 4.750%) due 04/20/2028 ~		$400	$409
AmSurg LLC 0.500% - 11.000% (PRIME + 2.750%) due 07/20/2026 «~		89	89
Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK) 18.000% due 08/02/2027 (b)		394	385
Diamond Offshore Drilling, Inc. 11.202% due 04/22/2027 «		500	465
Diamond Sports Group LLC 13.064% due 05/25/2026		222	172
Envision Healthcare Corp.
16.070% due 04/29/2027		319	380
16.695% due 04/28/2028 «		124	92
Incora TBD% - 13.725% due 03/01/2024 «µ		161	161
Intelsat Jackson Holdings SA 9.443% due 02/01/2029		521	519
SBA Senior Finance LLC 6.950% (LIBOR01M + 1.750%) due 04/11/2025 ~		1,343	1,345
Softbank Vision Fund 5.000% due 12/21/2025 «		1,205	1,128

Total Loan Participations and Assignments (Cost $5,355)			5,145

CORPORATE BONDS & NOTES 79.9%
BANKING & FINANCE 12.2%
Agps Bondco PLC
4.625% due 01/14/2026 ^(c)	EUR	600	255
5.500% due 11/13/2026 ^(c)		300	126
Allied Universal Holdco LLC
3.625% due 06/01/2028		1,000	877
6.000% due 06/01/2029		$100	74
Ally Financial, Inc. 8.000% due 11/01/2031		100	104
Armor Holdco, Inc. 8.500% due 11/15/2029		600	499
Banca Monte dei Paschi di Siena SpA
7.677% due 01/18/2028 •	EUR	950	873
8.000% due 01/22/2030 •		450	441
10.500% due 07/23/2029		200	217
Bank of Ireland Group PLC 2.375% due 10/14/2029 •		300	313
Barclays PLC 8.000% due 03/15/2029 •(h)(i)		$700	627
Burford Capital Global Finance LLC 6.875% due 04/15/2030		850	776
Coinbase Global, Inc. 3.625% due 10/01/2031		375	222
CTR Partnership LP 3.875% due 06/30/2028		200	172
Curo Group Holdings Corp. 7.500% due 08/01/2028		1,000	379
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		500	429
4.000% due 11/13/2030		650	556
4.125% due 08/17/2027		1,100	1,005
4.174% due 12/01/2024 •	EUR	2,250	2,426
4.271% due 01/09/2027		$1,800	1,668
Fortress Transportation & Infrastructure Investors LLC 5.500% due 05/01/2028		1,350	1,237
Freedom Mortgage Corp. 6.625% due 01/15/2027		600	520
Getty Images, Inc. 9.750% due 03/01/2027		1,000	989
Howard Hughes Corp.
4.125% due 02/01/2029		500	414
5.375% due 08/01/2028		225	201
Intesa Sanpaolo SpA
6.250% due 05/16/2024 •(h)(i)	EUR	1,000	1,063
7.700% due 09/17/2025 •(h)(i)		$400	376

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

Intrum AB
3.500% due 07/15/2026	EUR	500	408
4.875% due 08/15/2025		1,000	907
Jefferies Finance LLC 5.000% due 08/15/2028		$600	493
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029		600	489
LeasePlan Corp. NV 7.375% due 05/29/2024 •(h)(i)	EUR	600	644
LFS Topco LLC 5.875% due 10/15/2026		$500	440
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		200	126
Lloyds Banking Group PLC 7.500% due 06/27/2024 •(h)(i)		1,500	1,434
Midcap Financial Issuer Trust
5.625% due 01/15/2030		500	397
6.500% due 05/01/2028		450	401
MPT Operating Partnership LP 0.993% due 10/15/2026	EUR	1,100	913
Nationstar Mortgage Holdings, Inc. 5.125% due 12/15/2030		$400	325
Navient Corp. 6.125% due 03/25/2024		500	497
Nexi SpA 2.125% due 04/30/2029	EUR	700	639
OneMain Finance Corp.
4.000% due 09/15/2030		$500	385
5.375% due 11/15/2029		750	638
6.875% due 03/15/2025		500	495
7.125% due 03/15/2026		500	492
Park Intermediate Holdings LLC 4.875% due 05/15/2029		500	431
Paysafe Finance PLC 3.000% due 06/15/2029	EUR	400	339
PennyMac Financial Services, Inc.
5.375% due 10/15/2025		$1,000	946
5.750% due 09/15/2031		300	245
PRA Group, Inc. 5.000% due 10/01/2029		1,000	758
RHP Hotel Properties LP 4.500% due 02/15/2029		1,000	886
RLJ Lodging Trust LP 4.000% due 09/15/2029		600	503
Rocket Mortgage LLC 4.000% due 10/15/2033		1,000	783
SBA Communications Corp. 3.125% due 02/01/2029		600	509
SLM Corp. 3.125% due 11/02/2026		1,000	866
UniCredit SpA 5.459% due 06/30/2035 •		1,000	849
UPC Broadband Finco BV 4.875% due 07/15/2031		400	330
USI, Inc. 6.875% due 05/01/2025		550	547
ZF Finance GmbH 2.750% due 05/25/2027	EUR	1,100	1,072

			36,026

INDUSTRIALS 63.7%
Accor SA 2.375% due 11/29/2028		400	393
Adient Global Holdings 7.000% due 04/15/2028		$450	455
Adient Global Holdings Ltd. 3.500% due 08/15/2024	EUR	75	80
ADT Security Corp. 4.875% due 07/15/2032		$400	343
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		700	593
Ahead DB Holdings LLC 6.625% due 05/01/2028		750	611
Air Canada 3.875% due 08/15/2026		800	742
Albertsons Cos., Inc. 6.500% due 02/15/2028		700	702
Albion Financing 1 SARL 6.125% due 10/15/2026		450	423
Allegiant Travel Co. 7.250% due 08/15/2027		1,000	997
Allison Transmission, Inc. 3.750% due 01/30/2031		200	169
Allwyn Entertainment Financing U.K. PLC 7.875% due 04/30/2029		400	407

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

Altice Financing SA
3.000% due 01/15/2028	EUR	500	424
5.750% due 08/15/2029		$750	582
Altice France Holding SA
6.000% due 02/15/2028		1,000	489
8.000% due 05/15/2027	EUR	500	320
Altice France SA
4.000% due 07/15/2029		350	275
5.125% due 01/15/2029		$500	357
5.500% due 01/15/2028		800	605
8.125% due 02/01/2027		350	303
AMC Networks, Inc. 4.250% due 02/15/2029		500	269
American Airlines, Inc.
5.500% due 04/20/2026		1,700	1,686
5.750% due 04/20/2029		1,200	1,166
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		300	274
Apache Corp. 4.875% due 11/15/2027		1,000	929
Arches Buyer, Inc. 6.125% due 12/01/2028		550	475
Ardagh Packaging Finance PLC 2.125% due 08/15/2026	EUR	500	487
Ascent Resources Utica Holdings LLC 5.875% due 06/30/2029		$400	357
Ashland Services BV 2.000% due 01/30/2028	EUR	1,000	930
ASP Unifrax Holdings, Inc.
5.250% due 09/30/2028		$550	398
7.500% due 09/30/2029		200	124
At Home Group, Inc. 4.875% due 07/15/2028		200	106
AthenaHealth Group, Inc. 6.500% due 02/15/2030		400	337
Avantor Funding, Inc.
3.875% due 07/15/2028	EUR	500	501
3.875% due 11/01/2029		$500	438
Axalta Coating Systems Dutch Holding B BV 3.750% due 01/15/2025	EUR	750	806
B&G Foods, Inc. 5.250% due 04/01/2025		$300	287
B.C. Unlimited Liability Co.
3.875% due 01/15/2028		1,000	915
4.000% due 10/15/2030		1,950	1,671
Ball Corp. 2.875% due 08/15/2030		500	416
Bath & Body Works, Inc. 6.875% due 11/01/2035		350	321
Bausch Health Cos., Inc.
5.000% due 01/30/2028		300	129
5.500% due 11/01/2025		1,000	885
11.000% due 09/30/2028		289	206
14.000% due 10/15/2030		57	34
BC Ltd. 9.000% due 01/30/2028		163	164
BCP Modular Services Finance PLC 6.750% due 11/30/2029	EUR	800	666
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$1,025	954
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026		500	475
Bellis Acquisition Co. PLC 3.250% due 02/16/2026	GBP	1,050	1,119
Block, Inc. 3.500% due 06/01/2031		$425	353
Boise Cascade Co. 4.875% due 07/01/2030		850	769
Boxer Parent Co., Inc. 6.500% due 10/02/2025	EUR	250	270
Buckeye Partners LP 4.500% due 03/01/2028		$500	448
Builders FirstSource, Inc.
5.000% due 03/01/2030		500	468
6.375% due 06/15/2032		500	497
CAB SELAS 3.375% due 02/01/2028	EUR	400	357
Cable One, Inc. 4.000% due 11/15/2030		$450	352
Cablevision Lightpath LLC 5.625% due 09/15/2028		750	556
Caesars Entertainment, Inc. 6.250% due 07/01/2025		1,000	996
Camelot Finance SA 4.500% due 11/01/2026		550	519

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

Carnival Corp.
4.000% due 08/01/2028		500	444
7.625% due 03/01/2026		650	637
7.625% due 03/01/2026	EUR	400	425
10.500% due 02/01/2026		$1,400	1,473
Carnival PLC 1.000% due 10/28/2029	EUR	600	412
Carvana Co.
4.875% due 09/01/2029		$500	284
5.500% due 04/15/2027		250	168
Catalent Pharma Solutions, Inc. 2.375% due 03/01/2028	EUR	2,000	1,766
CB High Ridge 8.875% due 03/15/2025 «		$1,750	28
CCO Holdings LLC
4.500% due 08/15/2030		1,500	1,250
4.500% due 05/01/2032		1,500	1,199
4.500% due 06/01/2033		1,000	786
5.000% due 02/01/2028		300	274
5.125% due 05/01/2027		2,000	1,865
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025		250	233
CDI Escrow Issuer, Inc. 5.750% due 04/01/2030		600	559
Cellnex Finance Co. SA
2.000% due 02/15/2033	EUR	1,400	1,192
3.875% due 07/07/2041		$100	73
Chemours Co. 4.000% due 05/15/2026	EUR	535	543
Cheplapharm Arzneimittel GmbH 4.375% due 01/15/2028		900	902
Chesapeake Energy Corp.
5.500% due 02/01/2026		$500	488
6.750% due 04/15/2029		600	596
Chobani LLC 7.500% due 04/15/2025		100	100
Chrome Bidco SASU 3.500% due 05/31/2028	EUR	500	460
Churchill Downs, Inc. 6.750% due 05/01/2031		$300	297
Cinemark USA, Inc. 5.250% due 07/15/2028		200	176
Cirsa Finance International SARL 4.500% due 03/15/2027	EUR	1,000	1,001
Clarios Global LP
4.375% due 05/15/2026		1,500	1,565
6.750% due 05/15/2028		$350	349
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		500	444
4.875% due 07/01/2029		500	444
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/2028		300	236
Cloud Software Group, Inc.
6.500% due 03/31/2029		950	847
9.000% due 09/30/2029		700	612
Clydesdale Acquisition Holdings, Inc. 8.750% due 04/15/2030		850	751
CommScope Technologies LLC 5.000% due 03/15/2027		375	262
CommScope, Inc.
4.750% due 09/01/2029		650	513
7.125% due 07/01/2028		850	605
Community Health Systems, Inc.
4.750% due 02/15/2031		800	606
5.625% due 03/15/2027		400	353
6.875% due 04/01/2028		750	441
6.875% due 04/15/2029		450	282
8.000% due 03/15/2026		500	487
Comstock Resources, Inc. 6.750% due 03/01/2029		500	458
Consolidated Communications, Inc. 5.000% due 10/01/2028		275	207
Coty, Inc.
4.750% due 01/15/2029		300	277
5.000% due 04/15/2026		1,000	959
CQP Holdco LP 5.500% due 06/15/2031		700	625
CSC Holdings LLC 6.500% due 02/01/2029		1,000	809
Ctec GmbH 5.250% due 02/15/2030	EUR	300	272
DaVita, Inc. 4.625% due 06/01/2030		$800	688
Diamond Foreign Asset Co. (9.000% Cash or 13.000% PIK) 9.000% due 04/22/2027 (b)		321	310

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

Diamond Sports Group LLC
5.375% due 08/15/2026 ^(c)		1,250	43
6.625% due 08/15/2027 ^(c)		500	13
DirecTV Financing LLC 5.875% due 08/15/2027		1,700	1,542
DISH DBS Corp.
5.250% due 12/01/2026		1,400	1,126
5.875% due 11/15/2024		300	263
7.375% due 07/01/2028		200	107
7.750% due 07/01/2026		500	307
DISH Network Corp. 11.750% due 11/15/2027		300	293
DT Midstream, Inc.
4.125% due 06/15/2029		800	703
4.375% due 06/15/2031		500	431
Dufry One BV
2.000% due 02/15/2027	EUR	200	191
3.375% due 04/15/2028		1,500	1,454
Elanco Animal Health, Inc. 6.650% due 08/28/2028		$600	584
Embecta Corp. 5.000% due 02/15/2030		1,000	831
Endo Dac 6.000% due 06/30/2028 ^(c)		982	52
EnLink Midstream LLC
5.625% due 01/15/2028		500	484
6.500% due 09/01/2030		600	600
EnLink Midstream Partners LP 4.850% due 07/15/2026		500	483
EQM Midstream Partners LP
4.000% due 08/01/2024		1,000	979
4.750% due 01/15/2031		500	439
7.500% due 06/01/2030		300	304
Fertitta Entertainment LLC 6.750% due 01/15/2030		750	639
First Student Bidco, Inc. 4.000% due 07/31/2029		1,000	848
Foundation Building Materials, Inc. 6.000% due 03/01/2029		750	627
Frontier Communications Holdings LLC
5.875% due 10/15/2027		375	345
6.000% due 01/15/2030		900	663
6.750% due 05/01/2029		250	194
Gap, Inc. 3.625% due 10/01/2029		500	354
Garda World Security Corp.
4.625% due 02/15/2027		750	687
6.000% due 06/01/2029		400	328
Gartner, Inc. 3.750% due 10/01/2030		600	523
Global Medical Response, Inc. 6.500% due 10/01/2025		100	55
GoTo Group, Inc. 5.500% due 09/01/2027		325	179
Graham Packaging Co., Inc. 7.125% due 08/15/2028		500	428
Graphic Packaging International LLC 3.500% due 03/15/2028		700	627
Grifols Escrow Issuer SA 3.875% due 10/15/2028	EUR	1,200	1,124
Grifols SA 2.250% due 11/15/2027		300	297
H-Food Holdings LLC 8.500% due 06/01/2026		$300	119
Heartland Dental LLC 8.500% due 05/01/2026		450	404
Heathrow Finance PLC
3.875% due 03/01/2027 þ	GBP	500	544
4.125% due 09/01/2029 þ		200	206
Hess Midstream Operations LP 5.500% due 10/15/2030		$300	278
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		600	501
3.750% due 05/01/2029		375	333
Hilton Grand Vacations Borrower Escrow LLC 5.000% due 06/01/2029		625	555
Howard Midstream Energy Partners LLC 6.750% due 01/15/2027		500	477
Howmet Aerospace, Inc. 6.750% due 01/15/2028		750	778
iHeartCommunications, Inc.
4.750% due 01/15/2028		1,000	755
6.375% due 05/01/2026		250	210
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)		1,250	1,154

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		500	464
Illuminate Buyer LLC 9.000% due 07/01/2028		400	349
IMA Industria Macchine Automatiche SpA 3.750% due 01/15/2028	EUR	300	288
Imola Merger Corp. 4.750% due 05/15/2029		$800	697
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	375	368
INEOS Styrolution Group GmbH 2.250% due 01/16/2027		300	281
Innophos Holdings, Inc. 9.375% due 02/15/2028		$700	695
Installed Building Products, Inc. 5.750% due 02/01/2028		800	755
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		2,109	1,925
IQVIA, Inc. 2.250% due 01/15/2028	EUR	1,500	1,448
Italmatch Chemicals SpA 10.000% due 02/06/2028		300	320
Jaguar Land Rover Automotive PLC 4.500% due 07/15/2028		550	526
JELD-WEN, Inc. 4.875% due 12/15/2027		$100	89
LABL, Inc.
6.750% due 07/15/2026		1,000	984
10.500% due 07/15/2027		300	288
Las Vegas Sands Corp.
3.500% due 08/18/2026		500	466
3.900% due 08/08/2029		750	670
LBM Acquisition LLC 6.250% due 01/15/2029		250	207
Legacy LifePoint Health LLC 4.375% due 02/15/2027		400	310
Level 3 Financing, Inc.
3.400% due 03/01/2027		400	340
3.750% due 07/15/2029		800	483
LHMC Finco 2 SARL (7.250% Cash or 8.000% PIK) 7.250% due 10/02/2025 (b)	EUR	104	112
LifePoint Health, Inc. 5.375% due 01/15/2029		$500	296
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		1,250	1,119
Loarre Investments SARL 6.500% due 05/15/2029	EUR	300	312
Loxam SAS 4.500% due 02/15/2027		700	733
Madison IAQ LLC 5.875% due 06/30/2029		$400	324
MajorDrive Holdings LLC 6.375% due 06/01/2029		150	119
Manitowoc Co., Inc. 9.000% due 04/01/2026		450	448
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	500	441
Marks & Spencer PLC 3.750% due 05/19/2026	GBP	500	573
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		$400	346
Masonite International Corp. 5.375% due 02/01/2028		500	477
Mauser Packaging Solutions Holding Co.
7.875% due 08/15/2026		400	398
9.250% due 04/15/2027		400	370
McAfee Corp. 7.375% due 02/15/2030		700	609
Medline Borrower LP
3.875% due 04/01/2029		1,250	1,088
5.250% due 10/01/2029		750	652
MGM China Holdings Ltd. 4.750% due 02/01/2027		1,000	911
MGM Resorts International 4.625% due 09/01/2026		500	472
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		500	442
MPH Acquisition Holdings LLC 5.750% due 11/01/2028		650	490
Mundys SpA
1.625% due 02/03/2025	EUR	500	522
1.875% due 07/13/2027		1,000	968
1.875% due 02/12/2028		200	187
NCL Corp. Ltd.
5.875% due 03/15/2026		$875	819
8.375% due 02/01/2028		500	523

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

NCR Corp.
5.250% due 10/01/2030		200	174
5.750% due 09/01/2027		500	500
Neptune Bidco US, Inc. 9.290% due 04/15/2029		300	276
Nesco Holdings, Inc. 5.500% due 04/15/2029		250	224
Newell Brands, Inc.
5.875% due 04/01/2036		300	251
6.000% due 04/01/2046		100	79
Newfold Digital Holdings Group, Inc. 6.000% due 02/15/2029		750	564
Nexstar Media, Inc. 5.625% due 07/15/2027		1,000	933
Nidda BondCo GmbH 5.000% due 09/30/2025	EUR	350	379
Nidda Healthcare Holding GmbH 7.500% due 08/21/2026		750	816
Noble Finance LLC 8.000% due 04/15/2030		$350	356
Northriver Midstream Finance LP 5.625% due 02/15/2026		500	467
Novelis Corp. 3.250% due 11/15/2026		450	408
NuStar Logistics LP
5.750% due 10/01/2025		250	244
6.375% due 10/01/2030		500	478
OI European Group BV 6.250% due 05/15/2028	EUR	200	224
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		$1,000	791
5.375% due 10/01/2029	EUR	500	382
Open Text Holdings, Inc. 4.125% due 12/01/2031		$550	452
Organon & Co. 2.875% due 04/30/2028	EUR	2,250	2,137
Owens & Minor, Inc. 4.500% due 03/31/2029		$500	416
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		875	775
Pactiv LLC 7.950% due 12/15/2025		600	606
Park River Holdings, Inc. 5.625% due 02/01/2029		100	78
Parkland Corp. 4.625% due 05/01/2030		500	434
PDC Energy, Inc. 5.750% due 05/15/2026		500	498
Pediatrix Medical Group, Inc. 5.375% due 02/15/2030		400	368
Performance Food Group, Inc. 4.250% due 08/01/2029		600	535
Permian Resources Operating LLC 5.375% due 01/15/2026		1,000	954
Perrigo Finance Unlimited Co.
3.900% due 12/15/2024		1,000	969
4.900% due 12/15/2044		400	310
PetSmart, Inc. 7.750% due 02/15/2029		600	597
PEU Fin Ltd. 7.250% due 07/01/2028	EUR	100	109
Pinnacle Bidco PLC 5.500% due 02/15/2025		300	315
Post Holdings, Inc. 4.625% due 04/15/2030		$500	439
Presidio Holdings, Inc. 8.250% due 02/01/2028		750	715
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		200	190
Prime Security Services Borrower LLC 6.250% due 01/15/2028		750	704
Q-Park Holding BV 2.000% due 03/01/2027	EUR	1,000	936
Radiate Holdco LLC 6.500% due 09/15/2028		$750	439
Radiology Partners, Inc. 9.250% due 02/01/2028		150	55
Ritchie Bros Holdings, Inc. 7.750% due 03/15/2031		500	519
Rockcliff Energy LLC 5.500% due 10/15/2029		750	693
Rockies Express Pipeline LLC 4.800% due 05/15/2030		600	525
Rolls-Royce PLC
0.875% due 05/09/2024	EUR	500	529
4.625% due 02/16/2026		450	484

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		$500	459
5.375% due 07/15/2027		500	468
7.500% due 10/15/2027		750	754
Sabre Global, Inc. 11.250% due 12/15/2027		200	170
Scientific Games Holdings LP 6.625% due 03/01/2030		400	352
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028		500	447
Scripps Escrow, Inc. 3.875% due 01/15/2029		600	485
Seagate HDD Cayman
4.125% due 01/15/2031		253	208
5.750% due 12/01/2034		200	178
9.625% due 12/01/2032		358	395
Sealed Air Corp. 6.125% due 02/01/2028		300	298
Sensata Technologies BV 4.000% due 04/15/2029		1,000	891
Sensata Technologies, Inc. 3.750% due 02/15/2031		400	343
Sigma Holdco BV 7.875% due 05/15/2026		200	172
Simmons Foods, Inc. 4.625% due 03/01/2029		400	321
Sirius XM Radio, Inc.
3.125% due 09/01/2026		750	672
3.875% due 09/01/2031		1,000	774
SM Energy Co. 6.750% due 09/15/2026		250	244
Southwestern Energy Co. 5.700% due 01/23/2025		1,000	996
Spectrum Brands, Inc. 4.000% due 10/01/2026	EUR	500	525
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		$500	420
7.500% due 04/15/2025		1,000	989
9.375% due 11/30/2029		400	429
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025		400	403
SRS Distribution, Inc.
4.625% due 07/01/2028		400	358
6.000% due 12/01/2029		550	475
Stagwell Global LLC 5.625% due 08/15/2029		800	686
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	500	486
3.375% due 01/15/2031		$1,000	806
5.000% due 02/15/2027		1,000	954
Station Casinos LLC 4.625% due 12/01/2031		350	295
Studio City Finance Ltd. 5.000% due 01/15/2029		200	148
Suburban Propane Partners LP 5.000% due 06/01/2031		400	335
Summer BC Holdco B SARL 5.750% due 10/31/2026	EUR	950	925
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		$587	601
Syneos Health, Inc. 3.625% due 01/15/2029		500	489
Team Health Holdings, Inc. 6.375% due 02/01/2025		1,150	612
TEGNA, Inc. 5.000% due 09/15/2029		1,000	864
Tenet Healthcare Corp.
4.250% due 06/01/2029		1,000	904
6.875% due 11/15/2031		700	699
TK Elevator Midco GmbH 4.375% due 07/15/2027	EUR	1,200	1,175
TopBuild Corp. 3.625% due 03/15/2029		$500	436
TransDigm, Inc.
4.625% due 01/15/2029		300	267
5.500% due 11/15/2027		2,000	1,889
6.750% due 08/15/2028		400	402
Transocean Titan Financing Ltd. 8.375% due 02/01/2028		500	511
Transocean, Inc. 8.750% due 02/15/2030		500	508
Travel & Leisure Co. 6.625% due 07/31/2026		1,000	993
Trident TPI Holdings, Inc. 12.750% due 12/31/2028		300	311

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

Triton Water Holdings, Inc. 6.250% due 04/01/2029		300	258
Triumph Group, Inc.
7.750% due 08/15/2025		750	730
9.000% due 03/15/2028		500	511
Twilio, Inc. 3.875% due 03/15/2031		250	208
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026		800	686
U.S. Renal Care, Inc. 10.625% due 07/15/2027		600	153
Uber Technologies, Inc. 4.500% due 08/15/2029		375	346
United Airlines, Inc.
4.375% due 04/15/2026		800	761
4.625% due 04/15/2029		900	821
United Group BV 4.875% due 07/01/2024	EUR	1,000	1,082
Univision Communications, Inc. 4.500% due 05/01/2029		$500	430
Valaris Ltd. 8.375% due 04/30/2030		500	502
Vallourec SA 8.500% due 06/30/2026	EUR	200	219
Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		$1,250	1,025
4.125% due 08/15/2031		250	215
Venture Global LNG, Inc. 8.125% due 06/01/2028		800	813
Verisure Holding AB 3.250% due 02/15/2027	EUR	600	583
Veritas US, Inc. 7.500% due 09/01/2025		$450	366
Vertiv Group Corp. 4.125% due 11/15/2028		800	722
Viavi Solutions, Inc. 3.750% due 10/01/2029		750	638
Viking Cruises Ltd.
5.875% due 09/15/2027		400	368
13.000% due 05/15/2025		250	263
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	1,250	1,253
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028		500	505
Vmed O2 U.K. Financing PLC
3.250% due 01/31/2031	EUR	1,000	899
4.500% due 07/15/2031	GBP	500	483
VOC Escrow Ltd. 5.000% due 02/15/2028		$500	459
Waste Pro USA, Inc. 5.500% due 02/15/2026		450	418
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(b)(c)		658	599
Western Digital Corp. 3.100% due 02/01/2032		400	297
White Cap Buyer LLC 6.875% due 10/15/2028		400	363
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)		750	719
WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	1,250	1,086
3.750% due 12/01/2029		$1,000	865
Wp/ap Telecom Holdings BV 5.500% due 01/15/2030	EUR	200	182
WR Grace Holdings LLC 5.625% due 08/15/2029		$350	287
Wynn Las Vegas LLC
5.250% due 05/15/2027		1,000	948
5.500% due 03/01/2025		100	98
Wynn Resorts Finance LLC 5.125% due 10/01/2029		500	449
Yum! Brands, Inc. 6.875% due 11/15/2037		350	378
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		250	177
ZF North America Capital, Inc. 6.875% due 04/14/2028		200	203
ZipRecruiter, Inc. 5.000% due 01/15/2030		500	426

			188,221

UTILITIES 4.0%
Antero Midstream Partners LP 5.375% due 06/15/2029		700	651

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

Clearway Energy Operating LLC 3.750% due 02/15/2031		1,350	1,121
Crestwood Midstream Partners LP 7.375% due 02/01/2031		300	296
CrownRock LP 5.000% due 05/01/2029		500	469
Diamond Offshore Drilling, Inc. 9.000% due 12/21/2026 «		11	11
Electricite de France SA
2.625% due 12/01/2027 •(h)	EUR	1,000	883
7.500% due 09/06/2028 •(h)		600	667
9.125% due 03/15/2033 •(h)		$500	514
Endeavor Energy Resources LP 5.750% due 01/30/2028		500	490
FirstEnergy Corp. 5.100% due 07/15/2047		500	449
Genesis Energy LP
7.750% due 02/01/2028		400	381
8.875% due 04/15/2030		300	293
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028 (a)		550	553
Kaixo Bondco Telecom SA 5.125% due 09/30/2029	EUR	500	477
Lorca Telecom Bondco SA 4.000% due 09/18/2027		1,000	998
Lumen Technologies, Inc. 4.000% due 02/15/2027		$300	224
NRG Energy, Inc. 3.625% due 02/15/2031		400	313
Tallgrass Energy Partners LP 6.000% due 12/31/2030		500	441
Telecom Italia Capital SA 6.375% due 11/15/2033		1,000	849
TerraForm Power Operating LLC 5.000% due 01/31/2028		300	276
TransAlta Corp. 6.500% due 03/15/2040		100	95
Vodafone Group PLC
5.125% due 06/04/2081 •		400	291
7.000% due 04/04/2079 •		950	976

			11,718

Total Corporate Bonds & Notes (Cost $264,364)			235,965

U.S. GOVERNMENT AGENCIES 0.1%
SCIL USA Holdings LLC 9.500% due 07/15/2028 (a)	EUR	300	328

Total U.S. Government Agencies (Cost $327)			328

U.S. TREASURY OBLIGATIONS 10.3%
U.S. Treasury Notes
1.750% due 03/15/2025 (n)		$6,600	6,244
3.625% due 05/31/2028		9,300	9,097
4.250% due 05/31/2025 (l)		9,600	9,480
4.625% due 03/15/2026		5,500	5,507

Total U.S. Treasury Obligations (Cost $30,621)			30,328

SOVEREIGN ISSUES 1.1%
Republic of Germany 1.300% due 10/15/2027	EUR	2,700	2,789
United Kingdom Gilt 0.250% due 07/31/2031	GBP	500	459

Total Sovereign Issues (Cost $3,426)			3,248

		SHARES
COMMON STOCKS 0.9%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)		51,501	71
iHeartMedia, Inc. 'A' (d)		11,879	43
iHeartMedia, Inc. 'B' «(d)		9,227	30

			144

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (d)		294,527	0

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

ENERGY 0.0%
CHC Group LLC «(d)	3,887	0

FINANCIALS 0.2%
ADLER Group SA «(d)	4,692	3
DB Investors, Inc. «(d)(j)	13	0
Intelsat Emergence SA «(d)(j)	28,358	652

		655

INDUSTRIALS 0.6%
Healogics, Inc. «(d)	44,931	1,820

REAL ESTATE 0.0%
ADLER Group SA	10,389	6

Total Common Stocks (Cost $8,173)		2,625

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)	2,968	14

Total Rights (Cost $0)		14

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Revlon Consumer Products Corp. - Exp. 04/28/2028	3,087	9

FINANCIALS 0.0%
DB Investors, Inc. - Exp. 01/18/2024 «(j)	50	0
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	2,968	22

		22

Total Warrants (Cost $200)		31

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.4%
REPURCHASE AGREEMENTS (k) 0.2%		574

SHORT-TERM NOTES 0.6%
Federal Home Loan Bank 5.059% due 07/14/2023 (f)(g)	$1,900	1,897

U.S. TREASURY BILLS 3.6%
5.252% due 07/20/2023 - 08/31/2023 (e)(f)(n)(p)	10,700	10,640

Total Short-Term Instruments (Cost $13,111)		13,111

Total Investments in Securities (Cost $325,577)		290,795

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	13,484	131

Total Short-Term Instruments (Cost $131)		131

Total Investments in Affiliates (Cost $131)		131

Total Investments 98.6% (Cost $325,708)		$290,926
Financial Derivative Instruments (m)(o) (0.2)%(Cost or Premiums, net $653)		(611)
Other Assets and Liabilities, net 1.6%		4,877

Net Assets 100.0%		$295,192

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a yield to maturity.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

DB Investors, Inc.	06/28/2019	$0	$0	0.00%
DB Investors, Inc. - Exp. 01/18/2024	06/28/2019	0	0	0.00
Intelsat Emergence SA	09/11/2013 - 10/29/2021	2,215	652	0.22

$2,215	$652	0.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$574	U.S. Treasury Notes 4.625% due 06/30/2025	$(586)	$574	$574

Total Repurchase Agreements	$(586)	$574	$574

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

JML	0.000%	05/10/2023	TBD(3)	EUR	(464)	$(506)
MYI	2.000	05/10/2023	TBD(3)	(370)	(405)

Total Reverse Repurchase Agreements	$(911)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

BPG	4.900%	06/28/2023	07/05/2023	$(795)	$(795)

Total Sale-Buyback Transactions	$(795)

(l)	Securities with an aggregate market value of $1,698 have been pledged as collateral under the terms of master agreements as of June 30, 2023.

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(1,349) at a weighted average interest rate of 1.092%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2024	1.676%	$300	$6	$8	$14	$0	$(1)
Bombardier, Inc.	5.000	Quarterly	12/20/2027	3.681	800	(6)	47	41	0	0
Calpine Corp.	5.000	Quarterly	06/20/2028	4.408	400	13	(3)	10	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	2.438	500	50	0	50	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	2.602	400	28	13	41	1	0
Royal Caribbean Cruises Ltd.	5.000	Quarterly	06/20/2028	3.334	300	(7)	28	21	1	0

						$84	$93	$177	$3	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-39 5-Year Index	5.000%	Quarterly		12/20/2027	$2,475	$27	$56	$83	$18	$0
CDX.HY-40 5-Year Index	5.000	Quarterly		06/20/2028	35,200	542	505	1,047	264	0

						$569	$561	$1,130	$282	$0

Total Swap Agreements						$653	$654	$1,307	$285	$(1)

(n)	Securities with an aggregate market value of $1,535 and cash of $3,099 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BPS		07/2023		EUR	379	$414		$0		$0
		07/2023			$53,774	EUR	49,078	0		(221)
		08/2023		EUR	49,078	$53,850		223		0
CBK		07/2023			332	356		0		(6)
		07/2023			$354	EUR	328	4		0
JPM		07/2023			5,255	GBP	4,156	23		0
		08/2023		GBP	4,156	$5,256		0		(23)
MBC		07/2023			4,156	5,144		0		(133)
		07/2023			$569	EUR	526	5		0
SOG		07/2023		EUR	49,599	$53,356		0		(767)

Total Forward Foreign Currency Contracts								$255		$(1,150)

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

(p)

Securities with an aggregate market value of $570 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,210	$1,935	$5,145
Corporate Bonds & Notes
Banking & Finance	0	36,026	0	36,026
Industrials	0	188,193	28	188,221
Utilities	0	11,707	11	11,718
U.S. Government Agencies	0	328	0	328
U.S. Treasury Obligations	0	30,328	0	30,328
Sovereign Issues	0	3,248	0	3,248
Common Stocks
Communication Services	114	0	30	144
Financials	0	0	655	655
Industrials	0	0	1,820	1,820
Real Estate	6	0	0	6
Rights
Financials	0	0	14	14
Warrants
Consumer Discretionary	0	9	0	9
Financials	0	0	22	22
Short-Term Instruments
Repurchase Agreements	0	574	0	574
Short-Term Notes	0	1,897	0	1,897
U.S. Treasury Bills	0	10,640	0	10,640

$120	$286,160	$4,515	$290,795
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$131	$0	$0	$131

Total Investments	$251	$286,160	$4,515	$290,926

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	285	0	285
Over the counter	0	255	0	255

$0	$540	$0	$540
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1)	0	(1)
Over the counter	0	(1,150)	0	(1,150)

$0	$(1,151)	$0	$(1,151)

Total Financial Derivative Instruments	$0	$(611)	$0	$(611)

Totals	$251	$285,549	$4,515	$290,315

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$1,146	$720	$(12)	$1	$0	$(12)	$92	$0	$1,935	$(12)
Corporate Bonds & Notes
Banking & Finance	471	0	(471)	0	0	0	0	0	0	0
Industrials	29	0	(20)	0	19	0	0	0	28	0
Utilities	11	0	0	0	0	0	0	0	11	0
Common Stocks
Communication Services	33	0	0	0	0	(3)	0	0	30	(3)
Financials	695	0	0	0	0	(40)	0	0	655	(40)
Industrials	1,835	0	0	0	0	(15)	0	0	1,820	(15)
Rights
Financials	19	0	0	0	0	(5)	0	0	14	(5)
Warrants
Financials	21	0	0	0	0	1	0	0	22	1

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2023 (Unaudited)

Totals	$4,260	$720	$(503)	$1	$19	$(74)	$92	$0	$4,515	$(74)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$92	Comparable multiple	EBITDA multiple	X	11.000	—
1,128	Discounted Cash Flow	Discount Rate	9.000	—
89	Proxy pricing	Base Price	100.000	—
161	Recent Transaction	Purchase Price	100.000	—
465	Third Party Vendor	Broker Quote	93.000	—
Corporate Bonds & Notes
Industrials	28	Expected Recovery	Price	1.690	—
Utilities	11	Discounted Cash Flow	Discount Rate	9.399	—
Common Stocks
Communication Services	30	Adjusted Market Price	Adjustment factor	10.000	—
Financials	652	Indicative Market Quotation	Broker Quote	$23.000	—
3	Option Pricing Model	Volatility	56.314	—
Industrials	1,820	Comparable Multiple	EBITDA Multiple	X	9.755	—
Rights
Financials	14	Indicative Market Quotation	Broker Quote	$4.750	—
Warrants
Financials	22	Indicative Market Quotation	Broker Quote	$7.250	—

Total	$4,515

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments PIMCO Income Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.5%
American Airlines, Inc. TBD% (LIBOR03M + 4.750%) due 04/20/2028 ~		$128,500	$131,414
AmSurg LLC 0.500% - 11.000% (PRIME + 2.750%) due 07/20/2026 «~		150,573	150,768
Avolon TLB Borrower 1 (U.S.) LLC
7.396% (LIBOR01M + 2.250%) due 12/01/2027 ~		7,972	7,971
Carnival Corp.
7.168% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	103,924	113,095
8.217% due 06/30/2025		$243,563	243,449
8.467% due 10/18/2028		43,044	42,739
Cengage Learning, Inc. 9.880% (LIBOR03M + 4.750%) due 07/14/2026 ~		72,982	71,673
Charter Communications Operating LLC 6.795% - 6.834% due 02/01/2027		6,836	6,803
Delos Finance SARL 7.288% (LIBOR03M + 1.750%) due 10/06/2023 ~		19,850	19,862
DirecTV Financing LLC 10.217% due 08/02/2027		74,039	72,548
Emerald TopCo, Inc. 8.584% due 07/24/2026		6,083	5,927
Encina Private Credit LLC TBD% - 9.867% (LIBOR01M + 4.674%) due 11/30/2025 «~µ		88,185	85,237
Envision Healthcare Corp.
16.070% due 04/29/2027		566,654	675,734
16.695% due 04/28/2028 «		215,679	158,977
GHH Holdings Ltd. 6.136% due 12/04/2024 «(l)	GBP	73,974	91,600
iHeartCommunications, Inc. 8.217% due 05/01/2026		$2,639	2,292
Intelsat Jackson Holdings SA 9.443% due 02/01/2029		143,529	143,131
IQVIA, Inc. 5.598% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	10,310	11,252
Lealand Finance Co. BV 8.217% due 06/28/2024		$2,410	1,928
Lealand Finance Co. BV (6.193% Cash and 3.000% PIK) 9.193% (LIBOR01M + 1.000%) due 06/30/2025 ~(d)		5,733	3,344
Market Bidco Ltd. 8.073% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	231,303	217,206
MH Sub LLC 8.967% due 09/13/2024		$2,844	2,846
Poseidon Bidco SASU 8.848% (EUR003M + 5.250%) due 07/14/2028 «~	EUR	575,500	615,426
Project Bull 7.196% due 07/11/2023 «		$21,461	13,670
Project Quasar Pledgco SLU 6.578% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	112,951	118,694
PUG LLC 8.717% (LIBOR01M + 3.500%) due 02/12/2027 ~		$7,100	6,351
RegionalCare Hospital Partners Holdings, Inc. 9.023% (LIBOR03M + 3.750%) due 11/16/2025 ~		9,260	8,599
SCUR-Alpha 1503 GmbH
8.918% - 9.087% (EUR001M + 5.500%) due 03/29/2030 ~	EUR	118,900	124,044
10.602% due 03/28/2030		$216,108	205,033
Serta Simmons Bedding LLC 8.098% - 8.117% (LIBOR01M + 3.500%) due 11/08/2023 ~		4,888	208
Sierra Hamilton LLC 15.000% due 09/12/2023 «		4	4
Sigma Bidco BV 6.239% (EUR006M + 3.500%) due 07/02/2025 ~	EUR	15,810	16,922
Softbank Vision Fund 5.000% due 12/21/2025 «		$599,247	560,955
Sotera Health Holdings LLC 8.023% (LIBOR03M + 2.750%) due 12/11/2026 ~		29,413	29,040
SS&C European Holdings SARL 6.967% due 04/16/2025		13,773	13,780
SS&C Technologies, Inc. 6.967% due 04/16/2025		15,340	15,347
Sunshine Luxembourg SARL 9.092% due 10/01/2026		18,652	18,582
Syniverse Holdings, Inc. 12.242% due 05/13/2027		56,773	52,214

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

TransDigm, Inc.
8.492% due 02/22/2027		20,150	20,180
8.492% due 08/24/2028		78,134	78,180
U.S. Renal Care, Inc.
10.193% - 10.688% (LIBOR01M + 5.000%) due 06/26/2026 ~		28,471	13,358
10.193% - 10.688% (LIBOR01M + 5.500%) due 06/26/2026 ~		741	347
United Airlines, Inc. 9.292% (LIBOR03M + 3.750%) due 04/21/2028 ~		27,471	27,502
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		12,526	9,238
Windstream Services LLC
9.202% due 02/23/2027 «		56,290	54,883
11.452% due 09/21/2027		35,924	33,634
Zayo Group Holdings, Inc. 8.217% due 03/09/2027		3,510	2,768
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		11,153	9,801

Total Loan Participations and Assignments (Cost $4,326,667)			4,308,556

CORPORATE BONDS & NOTES 12.1%
BANKING & FINANCE 4.5%
Agps Bondco PLC
5.000% due 04/27/2027 ^(e)	EUR	2,300	890
5.500% due 11/13/2026 ^(e)		400	167
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)		$352	513
American Assets Trust LP 3.375% due 02/01/2031		38,600	30,234
Asian Development Bank 4.700% due 03/12/2024	MXN	189,200	10,453
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$115,420	97,435
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	60,500	58,793
2.625% due 04/28/2025		10,922	11,189
3.625% due 09/24/2024		9,350	9,915
7.677% due 01/18/2028 •		2,000	1,839
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	166,500	44,005
Bank of Nova Scotia 4.900% due 06/04/2025 •(j)(k)		$2,702	2,558
Barclays PLC
2.894% due 11/24/2032 •		3,739	2,945
4.972% due 05/16/2029 •		54,550	51,601
6.224% due 05/09/2034 •		160,546	160,014
7.437% due 11/02/2033 •		22,148	23,973
7.750% due 09/15/2023 •(j)(k)		92,450	90,823
BGC Partners, Inc. 4.375% due 12/15/2025		5,700	5,265
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		3,700	429
4.450% due 08/17/2026 ^(e)		3,500	397
4.800% due 05/17/2028 ^(e)		1,300	151
5.250% due 05/13/2026 ^(e)		2,200	255
5.950% due 10/20/2025 ^(e)		2,600	301
6.000% due 07/16/2025 ^(e)		4,300	488
6.450% due 11/07/2024 ^(e)		6,600	776
Corsair International Ltd.
7.772% due 01/28/2027 •	EUR	137,900	149,724
8.122% due 01/28/2029 •		59,600	64,548
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		$17,940	5,492
3.125% due 10/22/2025		26,950	8,493
3.875% due 10/22/2030		18,050	5,161
4.800% due 08/06/2030		2,100	608
5.125% due 01/17/2025		6,100	2,684
5.400% due 05/27/2025		3,400	1,259
5.625% due 01/14/2030		1,300	407
6.150% due 09/17/2025		1,900	628
6.500% due 04/08/2024		1,000	594
8.000% due 01/27/2024		5,515	3,624
Credit Suisse AG
1.250% due 08/07/2026		2,900	2,499
4.474% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	24,300	26,498
4.713% (EUR003M + 1.230%) due 05/31/2024 ~		21,100	22,957
4.750% due 08/09/2024		$2,400	2,346
6.500% due 08/08/2023 (k)		53,492	53,297
7.500% due 02/15/2028		255,650	271,815
Credit Suisse AG AT1 Claim ^		285,346	11,414
Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	2,300	1,862
1.750% due 11/19/2030 •		5,400	4,663
2.552% due 01/07/2028 •		$8,850	7,680

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

3.035% due 05/28/2032 •(l)		94,774	74,696
3.547% due 09/18/2031 •		146,147	121,460
3.961% due 11/26/2025 •		67,286	64,189
5.000% due 09/05/2030 •	EUR	6,000	6,314
6.720% due 01/18/2029 •		$6,776	6,791
EPR Properties
4.750% due 12/15/2026		2,445	2,227
4.950% due 04/15/2028		3,980	3,560
Erste Group Bank AG 4.250% due 10/15/2027 •(j)(k)	EUR	6,400	5,326
Essential Properties LP 2.950% due 07/15/2031		$7,800	5,854
Fairfax Financial Holdings Ltd. 3.950% due 03/03/2031	CAD	9,460	6,206
FFC Senior Note Lease-Backed Pass-Through Trust 5.141% due 07/10/2053 «		$47,990	41,012
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		6,225	5,564
2.748% due 06/14/2024	GBP	10,821	13,153
FORESEA Holding SA 7.500% due 06/15/2030 «		$3,358	2,998
GLP Capital LP
3.250% due 01/15/2032		4,800	3,880
4.000% due 01/15/2031		5,300	4,587
5.250% due 06/01/2025		6,166	6,045
5.300% due 01/15/2029		29,811	28,411
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		26,267	23,840
HSBC Holdings PLC
2.804% due 05/24/2032 •		51,900	42,003
2.848% due 06/04/2031 •		2,000	1,661
3.973% due 05/22/2030 •		73,500	66,070
4.041% due 03/13/2028 •		11,280	10,573
4.583% due 06/19/2029 •		73,000	68,768
5.402% due 08/11/2033 •		4,200	4,109
6.254% due 03/09/2034 •		157,350	161,380
Huarong Finance Co. Ltd. 4.500% due 05/29/2029		8,967	7,196
Hudson Pacific Properties LP
3.950% due 11/01/2027		5,200	3,786
4.650% due 04/01/2029		700	495
5.950% due 02/15/2028		4,400	3,502
International Finance Corp. 8.000% due 10/09/2023	IDR	248,200,000	16,626
KBC Group NV 5.796% due 01/19/2029 •		$900	895
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	2,800	2,711
Lloyds Banking Group PLC 7.875% due 06/27/2029 •(j)(k)	GBP	77,363	87,159
MMcapS Funding Ltd.
5.832% (US0003M + 0.290%) due 12/26/2039 ~		$16,671	15,504
6.042% (US0003M + 0.500%) due 12/26/2039 ~		10,100	7,777
National Health Investors, Inc. 3.000% due 02/01/2031		18,500	14,220
Nationwide Building Society
2.972% due 02/16/2028 •		342	308
3.960% due 07/18/2030 •		57,892	51,430
4.302% due 03/08/2029 •		79,100	73,359
NatWest Group PLC
3.073% due 05/22/2028 •		1,188	1,070
4.445% due 05/08/2030 •		163,400	150,343
4.892% due 05/18/2029 •		13,000	12,380
5.076% due 01/27/2030 •		177,653	169,630
6.016% due 03/02/2034 •		49,700	49,999
New Metro Global Ltd.
4.500% due 05/02/2026		9,400	3,972
4.625% due 10/15/2025		1,400	707
4.800% due 12/15/2024		15,700	10,749
6.800% due 08/05/2023		6,580	6,416
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		44,978	39,378
2.750% due 03/09/2028		40,800	33,562
Nomura Holdings, Inc. 2.172% due 07/14/2028		51,800	43,745
OneMain Finance Corp. 6.125% due 03/15/2024		5,699	5,685
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		3,113	3,078
Preferred Term Securities Ltd.
5.852% (US0003M + 0.300%) due 03/22/2037 ~		54,390	47,863
5.852% (US0003M + 0.300%) due 09/22/2037 ~		94	76
5.852% (US0003M + 0.300%) due 12/22/2037 ~		10,855	8,684
5.862% (US0003M + 0.310%) due 12/22/2036 ~		65,662	61,066
5.892% (US0003M + 0.340%) due 09/22/2036 ~		11,177	10,136
5.902% (US0003M + 0.350%) due 06/22/2037 ~		49,410	39,034

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.914% (US0003M + 0.400%) due 06/23/2035 ~		17,157	16,128
5.922% (US0003M + 0.370%) due 09/22/2037 ~		42,865	32,577
5.932% (US0003M + 0.380%) due 09/23/2035 ~		77	76
5.932% (US0003M + 0.380%) due 12/22/2036 ~		1,342	1,033
5.932% (US0003M + 0.380%) due 03/22/2037 ~		46,862	34,209
5.942% (US0003M + 0.390%) due 12/22/2036 ~		2,973	2,409
5.952% (US0003M + 0.400%) due 09/22/2036 ~		29,928	22,746
5.952% (US0003M + 0.400%) due 12/22/2037 ~		2,118	1,673
5.952% (US0003M + 0.400%) due 03/22/2038 ~		83,863	72,130
5.982% (US0003M + 0.430%) due 12/22/2035 ~		29,300	24,173
6.002% (US0003M + 0.450%) due 03/22/2038 ~		7,131	6,097
6.014% (US0003M + 0.500%) due 06/23/2035 ~		10,965	8,936
6.032% (US0003M + 0.480%) due 09/23/2035 ~		15,092	13,205
6.132% (US0003M + 0.580%) due 03/23/2035 ~		14,250	12,326
6.152% (US0003M + 0.600%) due 03/22/2038 ~		17,252	12,077
6.172% (US0003M + 0.620%) due 12/22/2036 ~		31,618	24,346
6.302% (US0003M + 0.750%) due 09/23/2035 ~		20,740	15,140
6.381% (US0003M + 0.860%) due 07/03/2033 ~		1,663	1,538
6.421% (US0003M + 0.900%) due 01/03/2033 ~		5,289	4,971
6.422% (US0003M + 0.880%) due 12/24/2033 ~		5,000	4,675
6.452% (US0003M + 0.900%) due 03/22/2038 ~		21,663	20,471
Sabra Health Care LP 3.200% due 12/01/2031		6,848	5,117
Santander Holdings USA, Inc. 4.500% due 07/17/2025		53,193	51,659
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		11,100	9,701
3.823% due 11/03/2028 •		31,580	28,454
6.534% due 01/10/2029 •		103,000	103,813
6.750% due 06/24/2024 •(j)(k)	GBP	48,676	57,986
Seazen Group Ltd.
4.450% due 07/13/2025		$4,000	2,080
6.000% due 08/12/2024		10,100	7,216
SLM Student Loan Trust 4.076% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	681	686
Societe Generale SA
2.889% due 06/09/2032 •		$29,900	23,452
6.446% due 01/10/2029 •		67,900	68,071
6.447% due 01/12/2027 •		83,300	83,152
6.691% due 01/10/2034 •		131,700	134,174
Standard Chartered PLC 2.678% due 06/29/2032 •		4,900	3,843
Sunac China Holdings Ltd.
6.500% due 01/10/2025 ^(e)		3,300	499
6.500% due 01/26/2026 ^(e)		1,300	197
6.650% due 08/03/2024 ^(e)		1,300	192
7.500% due 02/01/2024 ^(e)		1,700	255
SVB Financial Group 3.125% due 06/05/2030 ^(e)		500	330
Trafford Centre Finance Ltd. 5.402% (BP0003M + 0.725%) due 07/28/2038 ~	GBP	6,550	6,944
U.S. Capital Funding Ltd. 6.179% (US0003M + 0.880%) due 05/01/2034 ~		$1,183	1,153
UBS AG 5.125% due 05/15/2024 (k)		50,025	49,261
UBS Group AG
0.625% due 01/18/2033	EUR	12,700	9,627
2.125% due 11/15/2029 •	GBP	2,400	2,384
2.250% due 06/09/2028 •		3,400	3,568
2.875% due 04/02/2032 •	EUR	30,100	28,669
3.091% due 05/14/2032 •		$126,092	102,052
3.250% due 04/02/2026 •	EUR	17,100	17,990
3.869% due 01/12/2029 •		$2,400	2,172
4.177% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	27,000	29,013
4.194% due 04/01/2031 •		$36,569	32,568
5.959% due 01/12/2034 •		130,900	130,295
6.373% due 07/15/2026 •		65,500	65,103
6.442% due 08/11/2028 •		149,385	150,061
6.537% due 08/12/2033 •		212,800	218,123
7.000% due 09/30/2027 •	GBP	9,700	12,142
7.750% due 03/01/2029 •	EUR	57,100	69,102
9.016% due 11/15/2033 •		$34,450	41,319
UniCredit SpA
2.569% due 09/22/2026 •		11,513	10,399
7.830% due 12/04/2023		603,540	607,168
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	2,139	2,663
Uniti Group LP
4.750% due 04/15/2028		$22,123	18,380
10.500% due 02/15/2028		12,975	12,884
VICI Properties LP
3.875% due 02/15/2029		5,805	5,099
4.500% due 09/01/2026		16,083	15,208
4.500% due 01/15/2028		3,495	3,215
4.625% due 06/15/2025		4,435	4,289
5.625% due 05/01/2024		8,500	8,455

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.750% due 02/01/2027	12,316	12,066
Voyager Aviation Holdings LLC 8.500% due 05/09/2026	39,868	31,496

		5,631,561

INDUSTRIALS 4.6%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	33,791	32,505
Altice Financing SA 5.750% due 08/15/2029	133,089	103,237
Altice France SA 8.125% due 02/01/2027	45,663	39,591
Amdocs Ltd. 2.538% due 06/15/2030	25,100	20,973
American Airlines Pass-Through Trust
2.875% due 01/11/2036	35,317	29,596
3.000% due 04/15/2030	17,781	15,789
3.150% due 08/15/2033	1,507	1,316
3.200% due 12/15/2029	9,700	8,704
3.350% due 04/15/2031	21,328	18,986
3.375% due 11/01/2028	37,496	33,666
3.575% due 07/15/2029	8,991	8,342
3.600% due 03/22/2029	3,288	3,062
3.650% due 02/15/2029	11,476	10,586
3.650% due 12/15/2029	3,485	3,000
3.700% due 04/01/2028	15,888	14,307
4.000% due 01/15/2027	1,364	1,232
Amgen, Inc.
5.600% due 03/02/2043	22,800	22,885
5.750% due 03/02/2063	8,300	8,426
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	24,100	17,867
Boeing Co.
5.705% due 05/01/2040	166,843	166,554
5.805% due 05/01/2050	120,200	119,863
5.930% due 05/01/2060	177,700	176,134
British Airways Pass-Through Trust
2.900% due 09/15/2036	13,196	10,908
3.300% due 06/15/2034	2,506	2,179
3.800% due 03/20/2033	4,797	4,373
4.250% due 05/15/2034	12,300	11,241
Broadcom, Inc.
2.450% due 02/15/2031	92,800	75,513
2.600% due 02/15/2033	42,115	32,943
3.137% due 11/15/2035	18,841	14,459
3.187% due 11/15/2036	20,739	15,685
3.419% due 04/15/2033	25,151	21,044
3.469% due 04/15/2034	76,805	63,031
3.500% due 02/15/2041	15,825	11,849
4.300% due 11/15/2032	32,485	29,811
Carvana Co.
4.875% due 09/01/2029	7,175	4,078
5.500% due 04/15/2027	67,359	45,150
5.875% due 10/01/2028	1,760	1,023
10.250% due 05/01/2030	419,940	331,329
CDW LLC
2.670% due 12/01/2026	64,300	57,807
3.276% due 12/01/2028	16,500	14,344
3.569% due 12/01/2031	51,800	43,784
Cellnex Finance Co. SA 3.875% due 07/07/2041	22,144	16,245
Centene Corp. 2.450% due 07/15/2028	10,400	8,900
Charter Communications Operating LLC
3.850% due 04/01/2061	10,900	6,602
3.900% due 06/01/2052	146,400	95,933
3.950% due 06/30/2062	71,300	43,929
4.400% due 12/01/2061	86,500	58,464
Community Health Systems, Inc.
4.750% due 02/15/2031	69,100	52,302
5.625% due 03/15/2027	303,108	267,403
8.000% due 03/15/2026	100,854	98,333
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «	909	897
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (d)	2,244	1,328
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	2,193	2,124
CoStar Group, Inc. 2.800% due 07/15/2030	29,567	24,423
CVS Pass-Through Trust
4.163% due 08/11/2036	5,205	4,494
5.773% due 01/10/2033	4,127	3,972
5.880% due 01/10/2028	727	713
7.507% due 01/10/2032	3,650	3,809

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

DISH DBS Corp.
5.250% due 12/01/2026		143,110	115,067
5.750% due 12/01/2028		160,000	119,305
Energy Transfer LP
4.400% due 03/15/2027		4,145	3,966
4.950% due 05/15/2028		4,355	4,217
Exela Intermediate LLC 11.500% due 07/15/2026		12,225	1,161
Ford Foundation 2.815% due 06/01/2070		14,800	9,163
Gazprom PJSC Via Gaz Capital SA
2.949% due 01/24/2024	EUR	880	811
4.250% due 04/06/2024 ^	GBP	4,500	5,055
4.950% due 03/23/2027		$24,600	19,188
4.950% due 02/06/2028		15,900	11,846
7.288% due 08/16/2037		30,730	26,205
8.625% due 04/28/2034		111,630	99,797
8.625% due 04/28/2034 ^(e)		29,460	26,337
Greene King Finance PLC
5.106% due 03/15/2034	GBP	1,250	1,399
6.801% (BP0003M + 1.800%) due 12/15/2034 ~		427	408
iHeartCommunications, Inc. 6.375% due 05/01/2026		$15,703	13,193
Imperial Brands Finance PLC 3.500% due 07/26/2026		5,425	5,056
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		19,600	14,816
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		579,839	529,310
JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,503	2,135
4.000% due 05/15/2034		59,385	54,239
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	213,300	187,957
Massachusetts Institute of Technology
4.678% due 07/01/2114		$718	671
5.600% due 07/01/2111		1,144	1,294
Mitchells & Butlers Finance PLC
6.002% (US0003M + 0.450%) due 12/15/2030 ~		39	36
6.013% due 12/15/2030	GBP	5,100	5,821
Netflix, Inc.
3.625% due 06/15/2030	EUR	7,642	7,950
3.875% due 11/15/2029		40,320	42,962
4.625% due 05/15/2029		15,800	17,468
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$6,710	6,245
4.345% due 09/17/2027		74,963	68,233
4.810% due 09/17/2030		212,402	186,473
Noble Finance LLC 8.000% due 04/15/2030		11,123	11,320
Norfolk Southern Corp. 4.100% due 05/15/2121		8,700	6,151
NPC Ukrenergo 6.875% due 11/09/2028 ^(e)		3,480	748
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (h)(j)		5,635	15
Oracle Corp.
3.850% due 04/01/2060		13,430	9,474
3.950% due 03/25/2051 (l)		34,723	26,274
4.100% due 03/25/2061 (l)		42,200	31,180
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		8,843	8,041
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		105,630	3,730
5.500% due 04/12/2037 ^(e)		117,045	4,535
6.000% due 05/16/2024 ^(e)		87,600	3,395
6.000% due 11/15/2026 ^(e)		54,167	1,882
9.750% due 05/17/2035 ^(e)		43,640	1,713
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	9,300	8,073
5.950% due 01/28/2031		$176,125	128,800
6.700% due 02/16/2032		412,739	314,191
6.750% due 09/21/2047		71,382	44,890
6.950% due 01/28/2060		57,150	35,691
7.690% due 01/23/2050		16,197	10,992
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		70,556	66,952
Prosus NV
1.288% due 07/13/2029	EUR	19,700	16,425
1.985% due 07/13/2033		26,300	19,742
2.085% due 01/19/2030		27,600	23,604
2.778% due 01/19/2034		20,944	16,867
3.061% due 07/13/2031		$47,100	36,844
4.193% due 01/19/2032		28,000	23,594
4.987% due 01/19/2052		16,000	11,552

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		5,100	4,284
Rockefeller Foundation 2.492% due 10/01/2050		10,100	6,567
Rolls-Royce PLC
3.375% due 06/18/2026	GBP	9,484	10,652
4.625% due 02/16/2026	EUR	47,975	51,591
5.750% due 10/15/2027	GBP	59,471	70,219
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025		$81,470	86,513
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(e)	GBP	60,389	59,645
Sands China Ltd.
4.300% due 01/08/2026		$35,882	33,764
5.625% due 08/08/2025		43,648	42,611
5.900% due 08/08/2028		30,539	29,139
Santos Finance Ltd. 3.649% due 04/29/2031		13,200	10,970
Sprint Spectrum Co. LLC
4.738% due 03/20/2025		19,136	18,893
5.152% due 09/20/2029		29,512	29,208
Surgery Center Holdings, Inc. 10.000% due 04/15/2027		1,392	1,425
Sutter Health
3.161% due 08/15/2040		12,800	9,683
3.361% due 08/15/2050		31,200	22,432
Syngenta Finance NV 4.892% due 04/24/2025		7,934	7,771
Times Square Hotel Trust 8.528% due 08/01/2026		696	689
Topaz Solar Farms LLC
4.875% due 09/30/2039		9,286	8,544
5.750% due 09/30/2039		68,256	67,027
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		1,233	1,151
7.125% due 04/22/2025		442	442
U.S. Renal Care, Inc. 10.625% due 07/15/2027		14,592	3,721
United Airlines Pass-Through Trust
2.700% due 11/01/2033		9,075	7,625
4.000% due 10/11/2027		2,865	2,698
4.150% due 10/11/2025		1,333	1,310
4.150% due 02/25/2033		3,693	3,392
5.875% due 04/15/2029		165,291	164,076
Valaris Ltd. 8.375% due 04/30/2030		2,156	2,165
Viasat, Inc. 6.500% due 07/15/2028		17,700	15,017
Viking Cruises Ltd. 13.000% due 05/15/2025		68,161	71,616
Wesleyan University 4.781% due 07/01/2116		7,745	6,570
Windstream Escrow LLC 7.750% due 08/15/2028		85,720	71,232
Wynn Macau Ltd. 5.500% due 01/15/2026		14,700	13,670
Yellowstone Energy LP 5.750% due 12/31/2026 «		2,648	2,644

			5,730,458

UTILITIES 2.9%
Adler Financing SARL 12.500% due 06/30/2025	EUR	1,878	2,104
Enel Finance America LLC 7.100% due 10/14/2027		$7,200	7,571
Enel Finance International NV 7.500% due 10/14/2032		3,800	4,216
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	98,150
2.950% due 01/27/2029		$93,400	58,375
3.000% due 06/29/2027		12,000	8,700
Pacific Gas & Electric Co.
1.700% due 11/15/2023		99,400	97,709
2.100% due 08/01/2027		44,031	37,645
2.500% due 02/01/2031		45,059	35,311
2.950% due 03/01/2026		69,389	63,598
3.000% due 06/15/2028		85,600	73,864
3.150% due 01/01/2026		218,783	203,123
3.250% due 02/16/2024		133,900	131,460
3.250% due 06/01/2031		86,160	70,136
3.300% due 03/15/2027		83,737	76,072
3.300% due 12/01/2027		164,659	144,496
3.400% due 08/15/2024		87,360	84,563
3.450% due 07/01/2025		135,506	128,007
3.500% due 06/15/2025		104,124	98,625

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

3.500% due 08/01/2050		62,977	40,146
3.750% due 02/15/2024		78,151	76,873
3.750% due 07/01/2028		176,652	158,446
3.750% due 08/15/2042		9,252	6,411
3.850% due 11/15/2023		38,144	37,815
3.950% due 12/01/2047		51,169	34,926
4.000% due 12/01/2046		45,023	30,244
4.200% due 03/01/2029		65,400	58,834
4.200% due 06/01/2041		9,800	7,314
4.250% due 08/01/2023		59,475	59,416
4.250% due 03/15/2046		65,103	46,388
4.300% due 03/15/2045		50,981	36,457
4.400% due 03/01/2032		67,000	58,116
4.450% due 04/15/2042		51,362	38,950
4.500% due 07/01/2040		151,425	117,918
4.500% due 12/15/2041		21,614	15,950
4.550% due 07/01/2030		346,519	313,868
4.600% due 06/15/2043		52,798	40,016
4.650% due 08/01/2028		19,885	18,404
4.750% due 02/15/2044		48,018	37,326
4.950% due 06/08/2025		31,400	30,451
4.950% due 07/01/2050		313,203	246,407
5.250% due 03/01/2052		66,800	54,376
5.450% due 06/15/2027		17,500	17,032
5.900% due 06/15/2032		20,000	19,264
Peru LNG SRL 5.375% due 03/22/2030		1,400	1,128
Petrobras Global Finance BV 6.250% due 12/14/2026	GBP	1,200	1,446
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/2038		$32,700	31,157
4.377% due 06/03/2041		36,350	33,670
4.451% due 12/01/2049		186,920	170,667
4.674% due 12/01/2053		21,300	20,012
Rio Oil Finance Trust
8.200% due 04/06/2028		21,380	21,513
9.250% due 07/06/2024		5,463	5,516
9.750% due 01/06/2027		14,941	15,427
Sprint Capital Corp. 8.750% due 03/15/2032		25,100	30,364
Sprint LLC
7.125% due 06/15/2024		27,427	27,697
7.625% due 02/15/2025		21,308	21,785
7.625% due 03/01/2026		30,127	31,322
7.875% due 09/15/2023		184,872	185,485
System Energy Resources, Inc. 2.140% due 12/09/2025		26,100	23,693

			3,645,955

Total Corporate Bonds & Notes (Cost $16,908,305)			15,007,974

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)		56,500	38,364

Total Convertible Bonds & Notes (Cost $55,566)			38,364

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		5,805	5,349
3.850% due 06/01/2050		4,605	4,181
4.214% due 06/01/2050		26,895	20,176

			29,706

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		24,683	25,785
6.725% due 04/01/2035		6,738	7,082
State of Illinois 7.350% due 07/01/2035		19,909	21,477

			54,344

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043		18,412	9,298

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $104,145)		93,348

U.S. GOVERNMENT AGENCIES 58.9%
Fannie Mae
0.000% due 09/25/2042 - 11/25/2042 •	838	453
0.700% due 03/25/2041 •(a)	2,335	156
0.850% due 11/25/2049 •(a)	21,243	2,713
0.880% due 06/25/2037 •(a)	386	30
0.900% due 03/25/2037 - 03/25/2049 •(a)	7,290	707
0.920% due 12/25/2036 - 02/25/2037 •(a)	1,325	76
0.950% due 04/25/2037 •(a)	637	48
0.960% due 04/25/2037 •(a)	909	56
1.000% due 08/25/2035 - 02/25/2043 •(a)	3,826	290
1.150% due 01/25/2038 •(a)	1,625	110
1.200% due 01/25/2040 •(a)	1,702	91
1.230% due 03/25/2037 •(a)	1,940	136
1.250% due 05/25/2037 •(a)	537	36
1.260% due 06/25/2037 •(a)	2,290	194
1.290% due 04/25/2037 •(a)	1,493	127
1.300% due 12/25/2037 - 10/25/2039 •(a)	1,856	104
1.400% due 10/25/2036 - 06/25/2040 •(a)	1,553	111
1.450% due 11/25/2035 •(a)	191	2
1.500% due 11/25/2036 •(a)	401	16
1.550% due 03/25/2036 •(a)	886	61
1.640% due 04/25/2037 •(a)	1,022	99
1.850% due 02/25/2038 •(a)	4,357	420
2.050% due 02/25/2037 •(a)	368	38
2.500% due 04/25/2042 - 08/25/2042	16,141	14,928
3.000% due 06/25/2027 - 06/25/2042 (a)	18,482	867
3.000% due 01/01/2046 - 06/01/2053	243,474	214,631
3.161% due 03/25/2038 •	366	341
3.395% due 09/01/2031 •	35	33
3.539% due 03/01/2033 •	5	5
3.564% due 04/01/2027 •	22	22
3.777% due 02/01/2034 •	325	318
3.837% due 09/01/2030 •	4	4
3.840% due 12/01/2035 •	13	13
3.876% due 10/01/2032 •	5	5
3.910% due 10/01/2034 •	73	71
3.945% due 02/01/2032 •	2	2
4.000% due 08/01/2032 •	3	3
4.000% due 07/01/2041 - 01/01/2059	276,165	259,393
4.000% due 12/25/2042 - 12/25/2047 (a)	1,415	162
4.130% due 10/01/2036 •	2	2
4.135% due 07/01/2032 •	4	4
4.168% due 04/01/2028 •	3	3
4.181% due 03/01/2033 •	70	69
4.268% due 12/01/2027 •	1	1
4.282% due 09/01/2035 •	3	2
4.295% due 10/01/2025 •	3	3
4.340% due 12/01/2033 •	7	7
4.500% due 12/25/2039 - 07/25/2040	3,499	3,381
4.500% due 12/25/2042 (a)	961	164
4.825% due 04/01/2032 •	8	8
4.875% due 09/01/2024 •	6	6
4.944% due 10/01/2044 •	2	2
5.000% due 08/25/2033 - 06/01/2053	99,294	97,530
5.007% due 04/01/2033 •	1	1
5.144% due 10/01/2040 •	10	10
5.190% due 05/01/2024 •	4	4
5.200% due 05/01/2024 •	1	1
5.258% due 03/25/2034 •	3	3
5.260% due 09/25/2031 •	994	982
5.288% due 08/25/2034 •	1	1
5.500% due 11/25/2032 - 06/01/2053	862,664	860,204
5.500% due 03/25/2044 •	3	3
5.524% due 12/25/2036 •	22	21
5.546% due 04/18/2028 - 09/18/2031 •	1	1
5.550% due 06/25/2029 - 08/25/2036 •	9	9
5.555% due 03/01/2036 •	1	1
5.600% due 06/25/2049 •	4,505	4,362
5.691% due 08/01/2033 •	9	9
6.000% due 11/01/2024 - 05/01/2053	267,905	270,651
6.500% due 04/01/2025 - 07/01/2053	325,249	332,387
6.653% due 11/01/2033 •	7	7
6.850% due 12/18/2027	2	2
7.000% due 09/25/2023 - 01/25/2048	100	101
7.500% due 11/25/2030 - 06/25/2042	15	15
7.500% due 06/25/2042 ~	11	11
8.500% due 06/25/2030	58	62
Fannie Mae, TBA
3.000% due 06/01/2053	2,500	2,199
5.500% due 09/01/2053	183,790	182,885
6.000% due 08/01/2053	8,082,350	8,152,439
6.500% due 07/01/2053 - 08/01/2053	1,824,300	1,862,436

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Freddie Mac
0.000% due 01/15/2038 ~(a)	16,140	673
0.000% due 01/15/2041 - 12/15/2042 •	2,324	1,783
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	144,960	105,273
0.027% due 03/15/2036 •(a)	137	0
0.473% due 02/15/2040 •	532	443
0.757% due 11/15/2037 •(a)	4,928	312
0.857% due 08/15/2037 •(a)	627	40
1.007% due 06/15/2038 - 01/15/2042 •(a)	3,233	230
1.211% due 11/15/2043 •	10,782	10,337
1.247% due 03/15/2037 •(a)	3,246	247
1.254% due 09/25/2030 ~(a)	202,423	12,634
1.257% due 03/15/2037 - 06/15/2039 •(a)	1,480	119
1.357% due 09/15/2036 •(a)	1,175	81
1.371% due 08/15/2044 •	5,864	5,367
1.377% due 09/15/2036 •(a)	794	59
1.457% due 04/15/2036 - 05/15/2036 •(a)	4,815	434
1.480% due 06/25/2030 ~(a)	88,239	6,417
1.507% due 04/15/2026 •(a)	170	3
1.537% due 05/25/2030 ~(a)	308,042	23,936
1.557% due 01/15/2037 •(a)	461	38
1.957% due 08/15/2036 •(a)	1,290	122
2.007% due 07/15/2034 •(a)	367	3
3.000% due 03/15/2027 - 10/15/2047 (a)	39,985	8,014
3.000% due 08/01/2032 - 06/01/2053	208,563	186,728
3.500% due 08/15/2042 - 05/01/2049	347,420	321,244
3.500% due 12/15/2042 (a)	3,954	617
3.665% due 02/01/2037 •	1	1
3.971% due 07/01/2033 •	2	2
3.995% due 08/01/2034 •	1	1
4.000% due 08/01/2040 - 12/01/2052	205,580	194,410
4.000% due 09/15/2048 (a)	4,813	675
4.008% due 09/01/2037 •	1	1
4.112% due 09/25/2035 ~(a)	70,317	13,171
4.115% due 04/01/2036 •	3	3
4.120% due 09/01/2037 - 12/01/2037 •	2	2
4.225% due 12/01/2033 •	26	25
4.250% due 09/01/2032 •	22	22
4.279% due 09/01/2033 •	24	24
4.310% due 07/01/2034 •	22	22
4.318% due 12/01/2034 •	4	4
4.339% due 11/01/2031 •	7	6
4.349% due 10/01/2032 •	7	7
4.350% due 01/01/2033 •	4	4
4.355% due 09/01/2031 •	100	98
4.363% due 09/01/2034 •	26	25
4.406% due 09/01/2033 •	1	1
4.437% due 01/01/2035 •	28	28
4.463% due 09/01/2037 •	1	1
4.473% due 01/01/2035 •	13	12
4.500% due 06/01/2048	2,234	2,194
4.568% due 03/01/2032 •	54	53
4.666% due 04/01/2033 •	1	1
4.724% due 11/01/2029 •	19	18
4.726% due 05/01/2029 •	6	6
4.958% due 11/01/2035 •	42	42
5.000% due 01/15/2034 - 06/01/2053	370,210	363,017
5.100% due 06/01/2033 •	2	2
5.102% due 05/01/2035 •	10	10
5.162% due 03/01/2031 •	5	5
5.273% due 05/01/2037 •	1	1
5.274% due 05/01/2033 •	7	7
5.280% due 08/25/2031 •	6	6
5.372% due 07/01/2033 •	3	3
5.376% due 07/25/2044 •	4	4
5.500% due 09/01/2023 - 05/01/2053	515,912	514,329
5.593% due 12/15/2046 •	18,557	17,897
5.643% due 06/15/2049 •	10,223	9,912
5.713% due 12/15/2031 - 02/15/2032 •	368	371
6.000% due 07/01/2026 - 05/01/2053	141,276	142,735
6.500% due 11/25/2023 - 07/01/2053	387,214	395,893
6.783% due 10/15/2023 •	2	2
7.000% due 08/15/2023 - 03/15/2032	58	59
7.250% due 09/15/2030	8	8
7.427% due 10/15/2031 •	16	15
7.500% due 09/15/2030	54	58
8.500% due 06/15/2031	28	30
Ginnie Mae
0.025% due 08/16/2048 ~(a)	3,118	1
0.093% due 10/16/2053 ~(a)	1,078	0
0.185% due 11/16/2043 ~(a)	252	0
1.043% due 10/20/2047 •(a)	8,805	951
1.091% due 03/16/2051 ~(a)	663	2
2.500% due 04/20/2052	38,258	33,164
2.625% due 10/20/2029 •	20	19
2.750% (H15T1Y + 1.500%) due 10/20/2025 ~	1	1

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

2.750% due 12/20/2026 - 12/20/2033 •	26	25
2.875% due 06/20/2027 - 06/20/2032 •	66	64
3.000% due 01/20/2042 - 11/20/2048	516	470
3.125% due 08/20/2033 •	3	3
3.500% due 03/20/2043 (a)	324	60
3.500% due 01/20/2045 - 11/20/2052	123,358	117,848
3.625% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	1	0
3.625% due 01/20/2027 - 01/20/2035 •	37	37
4.000% due 06/20/2039 - 08/20/2048	62,541	59,808
4.000% due 03/20/2043 (a)	872	104
4.479% due 11/20/2065 •	15,519	15,340
4.500% due 07/20/2032 - 02/20/2049	102,853	100,540
4.628% due 01/20/2066 •	2,154	2,125
4.869% due 04/20/2068 •	20,246	19,885
4.939% due 03/20/2066 •	5,775	5,734
4.940% due 03/20/2066 •	20,284	20,092
4.961% due 04/20/2067 •	11,027	10,966
4.977% due 08/20/2066 •	10,003	9,938
4.982% due 10/20/2066 •	9,453	9,427
4.989% due 09/20/2066 •	6,601	6,558
5.000% due 07/20/2033	119	117
5.005% due 01/20/2067 •	3,955	3,930
5.021% due 09/20/2066 •	5,408	5,374
5.426% due 07/20/2066 •	13,206	13,148
5.469% due 10/20/2062 •	1,885	1,872
5.500% due 04/20/2037	121	121
5.502% due 04/20/2066 •	9,659	9,572
5.564% due 03/20/2063 •	334	332
5.894% due 05/20/2066 •	47,141	46,753
5.924% due 08/20/2066 •	8,688	8,642
5.944% due 11/20/2066 •	13,370	13,289
6.100% due 06/15/2028 - 01/15/2029	193	197
6.464% due 04/20/2067 •	13,465	13,393
6.490% due 01/15/2028 - 01/15/2029	225	228
Ginnie Mae, TBA
2.000% due 08/01/2053	85,000	71,503
2.500% due 08/01/2053	74,050	64,181
3.000% due 08/01/2053	2,400	2,147
3.500% due 08/01/2053	514,700	475,655
4.000% due 08/01/2053	1,020,491	966,397
4.500% due 07/01/2053 - 08/01/2053	741,250	715,693
5.000% due 07/01/2053 - 08/01/2053	314,400	308,884
U.S. Small Business Administration 5.370% due 04/01/2028	78	77
Uniform Mortgage-Backed Security
1.500% due 12/01/2040 - 06/01/2051	1,803	1,460
2.000% due 07/01/2023 - 11/01/2051	14,544	12,052
2.500% due 08/01/2027 - 04/01/2052	2,404,830	2,058,654
3.000% due 09/01/2023 - 01/01/2053	3,619,595	3,249,353
3.500% due 10/01/2025 - 07/01/2052	1,481,434	1,361,026
4.000% due 09/01/2023 - 12/01/2052	2,234,586	2,117,627
4.500% due 08/01/2023 - 08/01/2052	59,415	58,215
5.000% due 06/01/2024 - 04/01/2053	184,618	181,066
5.500% due 09/01/2052 - 06/01/2053	952,967	948,967
6.000% due 10/01/2025 - 04/01/2053	1,278,527	1,291,085
6.500% due 07/01/2026 - 04/01/2053	2,176,492	2,223,792
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2038 - 07/01/2053	2,308,000	1,957,657
3.000% due 07/01/2038 - 08/01/2053	4,880,357	4,326,382
3.500% due 08/01/2053	5,272,865	4,810,459
4.000% due 08/01/2053	8,394,714	7,885,456
4.500% due 07/01/2053 - 09/01/2053	4,403,700	4,236,898
5.000% due 07/01/2053 - 09/01/2053	5,028,000	4,927,834
5.500% due 07/01/2053 - 08/01/2053	10,962,310	10,908,583
6.000% due 04/01/2053 - 09/01/2053	2,859,650	2,884,096
Vendee Mortgage Trust 6.500% due 09/15/2024	6	6

Total U.S. Government Agencies (Cost $74,680,881)		73,182,573

U.S. TREASURY OBLIGATIONS 17.3%
U.S. Treasury Bonds
2.250% due 08/15/2046	4,400	3,217
2.500% due 02/15/2045 (p)	77,400	59,965
2.500% due 02/15/2046	2,319	1,786
2.500% due 05/15/2046	4,955	3,814
2.750% due 11/15/2047	100	80
2.875% due 05/15/2043 (p)	118,245	98,979
2.875% due 08/15/2045	858,035	708,583
2.875% due 11/15/2046	542,700	447,590
2.875% due 05/15/2049	3,300	2,730
3.000% due 11/15/2044	615,851	521,513
3.000% due 08/15/2048	2,585	2,183
3.000% due 02/15/2049 (p)	125,029	105,818
3.125% due 08/15/2044	478,709	414,495
3.375% due 05/15/2044	712,349	642,617

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

3.625% due 08/15/2043		680,378	638,971
3.625% due 02/15/2044		494,809	463,864
3.750% due 11/15/2043		355,213	339,679
6.250% due 05/15/2030		845	959
3.125% due 02/15/2043 (p)		276,604	241,380
U.S. Treasury Inflation Protected Securities (i)
0.125% due 07/15/2024 (p)	XXX	2,067,364	2,005,587
0.125% due 10/15/2024 (n)		$1,432,733	1,382,104
0.125% due 04/15/2025 (n)		330,812	314,747
0.125% due 07/15/2030 (n)		1,421,120	1,275,036
0.125% due 01/15/2031 (n)		22,843	20,311
0.125% due 07/15/2031 (n)		82,735	73,404
0.250% due 01/15/2025 (n)		864,926	829,246
0.250% due 07/15/2029 (n)		1,485,692	1,357,167
0.250% due 02/15/2050 (n)		193,789	135,711
0.375% due 07/15/2023		1,138,052	1,137,255
0.375% due 01/15/2027 (n)		21,994	20,642
0.500% due 04/15/2024 (n)		1,098,194	1,071,701
0.500% due 01/15/2028 (n)		5,764	5,393
0.625% due 01/15/2024 (n)		1,879,823	1,848,051
0.625% due 07/15/2032		1,048,993	964,726
0.625% due 02/15/2043		31,565	25,920
0.750% due 07/15/2028 (n)		327,788	310,725
0.750% due 02/15/2042 (n)		250,607	213,144
0.750% due 02/15/2045		167,398	138,491
0.875% due 02/15/2047		202,851	170,383
1.000% due 02/15/2046 (n)	XXX	159,860	138,827
1.000% due 02/15/2048 (n)		$233,388	200,985
1.000% due 02/15/2049 (n)		585,806	504,363
1.375% due 02/15/2044 (n)		127,101	119,840
2.125% due 02/15/2040		71,166	76,419
2.125% due 02/15/2041		17,872	19,193
2.500% due 01/15/2029 (n)		25,332	26,098
U.S. Treasury Notes
1.500% due 08/15/2026 (p)		1,100	1,006
1.625% due 02/15/2026 (p)		420	389
2.000% due 11/15/2026		200	185
2.250% due 11/15/2024 (p)		965	927
2.375% due 03/31/2029 (p)		1,051,400	960,101
2.625% due 02/15/2029 (p)		560	519
2.750% due 02/28/2025		400	385
2.750% due 08/15/2032		1,110,200	1,017,980
2.875% due 05/15/2032		407,480	377,882

Total U.S. Treasury Obligations (Cost $24,176,590)			21,443,066

NON-AGENCY MORTGAGE-BACKED SECURITIES 34.2%
20 Times Square Trust 3.203% due 05/15/2035 ~		138,409	108,500
Adjustable Rate Mortgage Trust
3.285% due 01/25/2036 ^«~		46	41
3.839% due 11/25/2035 ^~		1,573	1,191
3.917% due 07/25/2035 «		220	212
3.975% due 11/25/2035 ^«~		46	37
3.992% due 01/25/2036 ^~		3,759	2,930
4.184% due 02/25/2036 ^~		1,336	942
4.333% due 05/25/2035 ~		2,188	2,038
4.395% due 09/25/2035 ^~		417	358
4.521% due 01/25/2036 ^~		523	483
4.547% due 03/25/2036 ~		10,299	3,662
4.650% due 07/25/2035 ~		860	777
4.858% due 08/25/2036 ~		3,204	464
5.390% due 08/25/2036 •		104	38
5.510% due 08/25/2036 •		117	52
5.570% due 06/25/2037 •		267	319
5.650% due 03/25/2036 •		728	212
5.670% due 01/25/2036 •		3,653	3,414
5.690% due 11/25/2035 •		2,363	2,175
5.690% due 01/25/2036 «•		411	366
6.100% due 08/25/2035		3,257	2,804
6.300% due 01/25/2035 •		1,698	1,501
6.300% due 01/25/2035 ^•		2,964	2,447
American General Mortgage Loan Trust
0.000% due 09/25/2048 (h)		147,474	124,860
0.000% due 03/25/2058 (h)		85,236	71,238
American Home Mortgage Assets Trust
4.676% due 02/25/2047 •		25,074	10,290
4.896% due 11/25/2046 •		137,704	42,493
5.340% due 05/25/2046 ^•		5,837	4,891
5.340% due 12/25/2046 ^•		24,635	20,902
5.360% due 10/25/2046 •		169	94
5.530% due 09/25/2046 ^•		9,764	8,340
5.530% due 06/25/2047 ^•		73	64
6.750% due 06/25/2037 ^þ		11,153	9,504
American Home Mortgage Investment Trust
4.010% due 10/25/2034 •		1,211	1,179

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.430% due 03/25/2046 •		7,199	6,216
5.470% due 06/25/2046 •		11,161	2,298
5.550% due 03/25/2046 •		7,797	6,706
5.750% due 11/25/2045 •		162	118
5.908% due 09/25/2035 þ		20,733	11,462
6.000% due 06/25/2035		14,154	9,444
7.129% due 09/25/2035 •		30,794	13,785
7.369% due 12/25/2035 •		258	92
7.369% due 11/25/2045 ^•		20,466	9,564
Angel Oak Mortgage Trust 2.387% due 07/25/2066 ~		3,345	2,067
AOA Mortgage Trust 6.068% due 10/15/2038 •		4,180	3,817
Atlas Funding PLC 5.432% due 07/25/2058 •	GBP	4,672	5,930
Avon Finance PLC
0.000% due 11/28/2049 (b)(h)		27,160	32,754
0.000% due 11/28/2049 (h)		1,900	75,403
5.809% due 09/20/2048 •		64,709	82,159
6.191% due 11/28/2049 •		383,677	487,111
6.409% due 09/20/2048 •		11,604	14,657
6.891% due 11/28/2049 •		66,994	84,802
6.909% due 09/20/2048 •		11,605	14,657
7.409% due 09/20/2048 •		8,778	11,085
7.441% due 11/28/2049 •		28,517	36,096
8.291% due 11/28/2049 •		17,653	22,356
8.791% due 11/28/2049 •		22,179	28,063
9.291% due 11/28/2049 •		23,990	30,336
BAMLL Commercial Mortgage Securities Trust
1.087% due 07/07/2043 ~(a)		$2,541	62
3.418% due 07/07/2043		1,111	1,080
6.243% due 09/15/2038 •		200	183
Banc of America Alternative Loan Trust
5.500% due 10/25/2033		2,542	2,431
5.500% due 12/25/2035 ^«		56	47
5.550% due 06/25/2046 ^«•		26	21
5.550% due 06/25/2046 •		1,737	1,406
6.000% due 07/25/2034		10,216	9,736
6.000% due 03/25/2036 ^		1,624	1,446
6.000% due 06/25/2046 ^«		111	95
6.000% due 07/25/2046 ^«		201	162
Banc of America Funding Trust
3.111% due 12/20/2034 ~		209	151
3.264% due 05/26/2037 ~		33,900	25,225
3.633% due 03/20/2036 «~		32	26
3.811% due 09/20/2046 ^~		670	586
3.821% due 06/20/2047 ~		1,601	1,383
3.846% due 11/20/2035 ~		1,299	1,098
3.896% due 10/20/2046 ^~		163	138
3.907% due 03/20/2036 «~		248	206
3.969% due 05/20/2036 ^«~		79	69
3.982% due 05/20/2034 «~		382	338
4.013% due 09/20/2035 ^«~		133	106
4.019% due 04/20/2035 «~		114	100
4.051% due 09/20/2035 «~		6	5
4.059% due 11/20/2035 ~		1,954	1,639
4.381% due 05/25/2035 «~		11	10
4.401% due 09/25/2048 ~		12,867	11,960
4.416% due 01/20/2047 ^~		64	60
4.627% due 07/20/2036 ~		2,205	2,068
4.694% due 10/20/2035 ~		2,008	1,828
5.358% due 05/26/2037 •		3,642	3,201
5.406% due 06/20/2035 ^«•		363	261
5.477% due 02/20/2047 •		2,780	2,416
5.500% due 09/25/2034 «		13	12
5.500% due 03/25/2036 ^«		41	34
5.537% due 07/20/2036 •		11,437	11,125
5.537% due 10/20/2036 •		3,082	2,461
5.577% due 06/20/2047 •		10,081	7,968
5.607% due 05/20/2035 •		5,000	4,668
5.650% due 07/25/2036 ^«•		21	13
5.710% due 07/25/2037 •		12,545	11,480
5.717% due 05/20/2036 •		67,948	20,817
5.730% due 07/25/2037 •		8,220	7,529
5.777% due 09/20/2035 ^•		3,347	2,474
5.950% due 05/25/2037 ^•		945	812
6.000% due 05/20/2033 «		16	14
6.000% due 02/25/2034 «		371	323
6.000% due 09/25/2036 ^		998	837
6.000% due 09/25/2036 ^«		102	84
6.000% due 08/25/2037 ^		2,673	2,093
6.000% due 10/26/2037 ~		4,932	4,326
6.207% due 04/20/2035 •		9,437	8,298
6.388% due 04/25/2037 ^þ		216	186
Banc of America Mortgage Trust
3.829% due 10/25/2035 ^«~		10	9

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

3.893% due 02/25/2035 «~	89	84
3.896% due 02/25/2036 ^~	1,116	1,009
3.902% due 11/25/2035 ^«~	82	70
3.993% due 11/20/2046 ^~	13	12
4.003% due 01/25/2036 ^«~	65	56
4.004% due 09/25/2035 ^«~	84	71
4.004% due 09/25/2035 ^~	173	151
4.020% due 08/25/2035 ^~	1,281	1,223
4.119% due 04/25/2035 ^«~	117	110
4.122% due 12/25/2033 «~	51	48
4.132% due 12/25/2033 «~	24	22
4.153% due 01/25/2035 ~	4,707	4,518
4.252% due 01/25/2034 ~	648	625
4.330% due 09/25/2035 «~	4	4
4.354% due 05/25/2035 ^~	1,728	1,540
4.370% due 07/25/2035 ^~	213	195
4.370% due 07/25/2035 ~	378	347
4.437% due 02/25/2035 «~	101	92
4.596% due 06/25/2035 ~	79	67
4.617% due 09/25/2033 ~	1,049	984
4.651% due 04/25/2033 «~	26	23
4.675% due 05/25/2034 «~	119	109
4.772% due 03/25/2033 «~	66	59
5.268% due 07/25/2034 «~	7	6
5.372% due 05/25/2033 «~	1	1
5.496% due 11/25/2035 ^«~	66	59
5.500% due 09/25/2035 «	423	356
5.500% due 09/25/2035 ^«	85	71
5.750% due 07/20/2032 «~	3	2
6.000% due 09/25/2037 ^«	92	78
6.000% due 07/25/2046 •	2,033	1,732
BANK 0.457% due 02/15/2061 ~(a)	215,517	3,063
Bayview Commercial Asset Trust 5.570% due 01/25/2037 •	36	33
BCAP LLC Trust
0.001% due 09/28/2023	84	34
1.001% due 11/26/2036 •	5,157	1,675
3.158% due 09/27/2037 •	4,410	4,204
3.471% due 10/26/2035 ~	1,906	1,335
3.603% due 11/27/2047 ~	24,774	18,602
3.680% due 07/26/2036	8,839	3,746
3.689% due 12/20/2035 ~	11,142	5,860
3.762% due 02/26/2036 ~	1,514	1,304
3.794% due 05/26/2037 •	2,764	2,603
3.823% due 06/26/2037 ~	6,208	5,471
3.823% due 06/27/2037 ~	5,259	4,351
3.824% due 06/26/2037 ~	937	804
3.887% due 05/26/2047 ~	3,809	3,165
4.003% due 01/26/2036 ~	966	741
4.181% due 04/26/2037 ~	4,499	2,308
4.449% due 02/26/2036 ~	14	12
4.481% due 11/26/2035 ~	167	163
4.940% due 10/26/2035 ~	3,063	3,070
5.243% due 08/26/2036 ~	10,623	9,003
5.250% due 02/26/2036 ~	666	297
5.250% due 04/26/2037	1,230	716
5.490% due 01/25/2037 ^•	291	268
5.498% due 03/26/2035 ~	697	623
5.548% due 07/26/2036 ~	258	217
5.590% due 05/25/2047 ^•	3,038	2,904
5.750% due 04/25/2037	5,145	2,456
5.778% due 05/26/2037 •	8,589	5,983
6.000% due 07/26/2036 ~	7,865	4,859
6.502% due 08/26/2037 ~	6,906	6,379
7.167% due 12/26/2036 ~	6,083	5,199
Bear Stearns Adjustable Rate Mortgage Trust
3.553% due 09/25/2034 ~	990	915
3.605% due 07/25/2036 ^~	1,678	1,416
3.723% due 11/25/2034 «~	2	2
3.738% due 02/25/2035 ~	615	580
3.766% due 04/25/2034 ~	509	470
3.786% due 08/25/2047 ^~	3,034	2,541
3.793% due 08/25/2047 ^~	1,035	884
3.887% due 05/25/2047 ^~	2,161	1,937
4.027% due 04/25/2034 «~	279	256
4.033% due 01/25/2035 ~	89	82
4.042% due 03/25/2035 ~	410	365
4.060% due 06/25/2047 ^~	4,831	4,358
4.146% due 08/25/2035 ^~	197	179
4.216% due 01/25/2035 ~	317	303
4.221% due 08/25/2035 ^~	893	726
4.235% due 10/25/2033 «~	107	95
4.254% due 07/25/2034 «~	98	90
4.336% due 01/25/2035 «~	20	17
4.411% due 02/25/2036 ^«~	13	10

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

4.482% due 02/25/2033 «~	1	1
4.524% due 02/25/2036 ^~	306	275
4.541% due 05/25/2037 ~	3,442	2,830
4.609% due 11/25/2034 «~	288	254
4.614% due 02/25/2036 ^~	1,404	1,254
4.635% due 07/25/2033 ~	89	84
4.670% due 11/25/2034 «~	10	9
4.711% due 08/25/2035 ~	1,238	1,218
4.791% due 08/25/2035 «~	135	119
4.996% due 05/25/2034 «~	17	15
6.250% due 07/25/2034 «~	19	18
6.554% due 02/25/2036 ^«~	51	47
6.687% due 12/25/2046 •	1,609	1,377
6.800% due 02/25/2036 •	32	31
7.480% due 08/25/2035 ^•	4,674	3,368
Bear Stearns ALT-A Trust
1.625% due 01/25/2034 «~	38	28
3.142% due 04/25/2035 «~	267	204
3.614% due 11/25/2035 ^~	5,545	3,476
3.634% due 09/25/2035 ^~	838	361
3.658% due 04/25/2035 «~	388	342
3.674% due 05/25/2036 ~	9,444	7,083
3.759% due 04/25/2035 ~	305	300
3.765% due 05/25/2035 «	271	251
3.781% due 11/25/2036 ~	4,510	2,561
3.794% due 02/25/2036 ^~	5,934	4,776
3.827% due 03/25/2036 ^~	5,902	4,523
3.839% due 09/25/2047 ^~	19,141	9,881
3.877% due 01/25/2047 ~	1,619	768
3.932% due 08/25/2036 ^~	238	166
3.950% due 02/25/2036 ^~	1,167	816
3.971% due 05/25/2036 ^~	5,591	2,827
3.990% due 11/25/2035 ^~	7,948	6,206
3.999% due 09/25/2035 ^~	4,502	2,530
4.024% due 05/25/2036 ~	8,960	4,464
4.068% due 02/25/2034 ~	45	41
4.116% due 08/25/2036 ^~	2,807	1,468
4.117% due 10/25/2035 ^~	12,628	10,700
4.125% due 09/25/2034 «~	81	75
4.156% due 02/25/2036 ^~	673	591
4.195% due 05/25/2035 ~	150	142
4.202% due 09/25/2035 ^~	3,790	2,357
4.238% due 06/25/2034 «~	296	263
4.261% due 05/25/2036 ^«~	12	7
4.305% due 05/25/2035 ~	750	708
4.365% due 01/25/2036 ^~	2,521	2,298
4.437% due 04/25/2035 «~	82	73
4.510% due 01/25/2035 ~	254	208
4.523% due 01/25/2036 ~	12,193	11,232
4.528% due 01/25/2035 «~	47	42
4.577% due 09/25/2035 ~	4,591	3,774
4.636% due 07/25/2035 ~	19,930	13,970
4.862% due 08/25/2034 ~	680	655
4.941% due 07/25/2035 ^~	8,455	6,158
5.329% due 09/25/2034 «~	21	20
5.470% due 02/25/2034 •	55	49
5.470% due 08/25/2036 •	9,995	8,535
5.470% due 11/25/2036 ^•	4,320	3,494
5.470% due 06/25/2046 ^•	7,435	6,415
5.490% due 12/25/2046 ^•	2,649	2,312
5.590% due 04/25/2036 ^•	3,333	2,828
5.630% due 02/25/2036 •	1,527	1,329
5.790% due 04/25/2034 «•	73	68
5.825% due 04/25/2035 •	5,303	5,286
6.005% due 06/25/2034 •	1,747	1,746
6.080% due 11/25/2034 •	6,574	5,634
6.800% due 09/25/2034 •	6,446	6,194
6.875% due 07/25/2034 •	4,507	4,554
Bear Stearns Asset-Backed Securities Trust
5.125% due 03/25/2034 þ	1,547	1,586
5.450% due 02/25/2037 •	10,312	7,826
5.500% due 01/25/2034 þ	4,002	3,388
5.500% due 06/25/2034 þ	161	155
5.500% due 08/25/2035 ~	2,927	1,800
5.610% due 04/25/2036 •	5,478	5,698
5.650% due 05/25/2036	6,746	1,880
5.750% due 10/25/2033 «þ	84	83
5.750% due 01/25/2034 þ	3,476	2,942
6.000% due 10/25/2035 þ	4,859	3,274
6.250% due 10/25/2033 «•	37	36
6.330% due 01/25/2034 •	2,472	2,029
6.750% due 12/25/2036 þ	2,876	2,776
Bear Stearns Mortgage Funding Trust
5.320% due 03/25/2037 •	36,845	34,521
5.330% due 06/25/2037 •	8,005	7,242
5.360% due 06/25/2037 •	39,675	36,809

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.550% due 11/25/2036 ^•		13,929	12,290
5.550% due 09/25/2046 •		16,356	14,143
5.570% due 12/25/2036 •		4,937	4,511
5.590% due 08/25/2036 •		8,166	7,231
Bear Stearns Structured Products, Inc. Trust
3.484% due 12/26/2046 ^~		114	86
4.098% due 01/26/2036 ^~		4,552	3,647
7.000% due 07/25/2037 ~		29,892	10,731
Beast Mortgage Trust 6.011% due 04/15/2036 •		13,505	13,020
BellaVista Mortgage Trust
5.657% due 05/20/2045 •		111	73
5.754% due 01/22/2045 •		576	506
Benchmark Mortgage Trust
0.665% due 07/15/2053 ~(a)		68,256	2,219
1.561% due 12/17/2053 ~(a)		217,881	16,038
1.913% due 07/15/2053 ~(a)		103,806	7,502
BX Trust 6.061% due 02/15/2036 •		15,662	15,196
BXP Trust 3.379% due 06/13/2039		28,700	25,759
CFCRE Commercial Mortgage Trust 1.219% due 11/10/2049 ~(a)		147,094	4,016
Chase Mortgage Finance Trust
3.500% due 06/25/2062		44,179	39,646
3.700% due 09/25/2036 ^~		9	8
3.814% due 01/25/2036 ^~		296	254
3.848% due 03/25/2037 ^~		2,630	2,396
3.883% due 12/25/2035 ^~		116	106
3.913% due 12/25/2037 ^«~		306	256
4.135% due 06/25/2035 «~		2	2
4.425% due 02/25/2037 «~		12	12
4.580% due 06/25/2035 «~		23	22
5.500% due 11/25/2035		656	493
6.000% due 10/25/2036 ^«		460	188
6.000% due 11/25/2036		1,712	752
6.000% due 12/25/2036 «		106	48
6.000% due 12/25/2036		899	412
6.000% due 02/25/2037 ^		1,299	529
6.000% due 03/25/2037 ^		714	388
6.000% due 05/25/2037 ^		11,427	5,498
6.250% due 10/25/2036 ^		4,278	1,879
ChaseFlex Trust
4.394% due 09/25/2036 ~		3,996	3,497
5.710% due 05/25/2037 •		11,763	11,159
5.750% due 07/25/2037 •		9,112	7,530
6.300% due 06/25/2036 ^~		9,731	8,311
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
4.042% due 08/25/2037 •		6,324	5,356
4.176% due 08/25/2037 ^þ		666	569
5.830% due 08/25/2037 •		4,318	4,003
Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	129,607
0.000% due 05/20/2046		9	48,625
5.702% due 03/17/2046 •		440,786	561,602
6.152% due 03/17/2046 •		125,536	158,765
6.652% due 03/17/2046 •		116,569	146,385
7.152% due 03/17/2046 •		71,735	89,335
7.902% due 03/17/2046 •		35,868	43,975
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.330% due 05/25/2036 •		$123	110
5.380% due 05/25/2036 •		239	213
5.430% due 01/25/2035 •		142	134
5.450% due 08/25/2035 «•		255	233
CIM Trust
5.000% due 05/25/2062		20,001	19,375
6.639% due 12/25/2067		19,600	19,585
Citicorp Mortgage Securities Trust
5.750% due 06/25/2036 «		87	73
6.000% due 08/25/2036		2,402	2,151
Citigroup Commercial Mortgage Trust
1.521% due 10/10/2049 ~(a)		275,305	9,288
3.349% due 02/10/2049		40,000	37,322
Citigroup Mortgage Loan Trust
0.000% due 09/25/2037 ^~		826	126
0.000% due 09/25/2060 ~(a)		752,488	20,886
0.000% due 09/25/2060 ~		584	548
0.000% due 10/25/2060 ~(a)		967,753	26,448
0.000% due 10/25/2060 ~		544	539
0.000% due 05/01/2061 ~(a)		1,049,679	20,460
0.000% due 08/01/2061 ~(a)		1,183,202	82,413
0.000% due 08/01/2061 ~		951	945
0.000% due 12/25/2061 ~		365	362
0.000% due 02/01/2062 ~		639	635
0.000% due 03/01/2062 ~		274	272
0.000% due 09/25/2064 ~		51	51

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

0.000% due 03/01/2065 ~(a)	1,960,253	30,573
0.000% due 03/01/2065 ~	566	508
0.000% due 03/01/2070 ~(a)	297,912	11,021
0.000% due 03/01/2070 ~	465	456
0.000% due 09/25/2076 ~	496	485
0.000% due 01/25/2082 (a)	470	465
0.010% due 10/25/2062 «	964	972
0.110% due 10/25/2060 ~(a)	863,034	3,721
0.150% due 09/25/2060 ~(a)	685,036	4,106
0.150% due 05/01/2061 ~(a)	947,919	6,080
0.150% due 03/01/2070 ~(a)	278,650	1,070
0.151% due 03/01/2065 ~(a)	1,507,225	9,372
0.170% due 08/01/2061 ~(a)	1,084,468	2,498
0.379% due 05/01/2061 ~	36,468	18,207
1.500% due 10/25/2060 ~	610,709	520,700
1.500% due 03/01/2065 ~	1,441,042	1,158,173
1.500% due 03/01/2070 ~	171,661	152,044
1.750% due 09/25/2060 ~	372,601	331,597
2.000% due 09/25/2060 ~	65,780	53,564
2.000% due 08/01/2061 ~	867,392	755,190
2.125% due 05/01/2061 ~	770,330	652,427
2.250% due 03/01/2065 ~	135,165	90,508
2.500% due 10/25/2060 ~	69,657	54,313
2.500% due 05/01/2061 ~	68,073	47,372
2.625% due 08/01/2061 ~	84,146	63,563
2.750% due 09/25/2060	57,244	46,730
2.750% due 03/01/2065 ~	101,375	71,879
2.750% due 03/01/2070 ~	23,221	19,157
2.875% due 05/01/2061 ~	56,287	39,770
2.875% due 08/01/2061 ~	58,828	44,850
3.000% due 10/25/2060 ~	68,367	54,762
3.000% due 03/01/2065 ~	80,097	55,291
3.000% due 03/01/2070 ~	26,154	22,033
3.018% due 09/25/2037 ~	547	536
3.073% due 10/25/2035 ^~	1,560	803
3.125% due 05/01/2061 ~	44,369	30,181
3.250% due 09/25/2060	50,716	41,818
3.250% due 08/01/2061 ~	48,403	35,760
3.272% due 03/01/2065 ~	103,877	62,515
3.304% due 12/25/2061 ~	428,230	352,268
3.342% due 03/01/2065 ~	27,535	11,696
3.365% due 03/25/2052 ~	413,244	346,503
3.373% due 05/25/2047	16,143	12,410
3.377% due 03/01/2062 ~	878,205	736,474
3.393% due 09/25/2076 ~	292,024	248,367
3.412% due 07/25/2062 ~	1,222,418	1,023,768
3.500% due 10/25/2060 ~	52,242	41,552
3.500% due 05/01/2061 ~	30,998	19,265
3.500% due 03/01/2070 ~	20,531	17,125
3.620% due 10/25/2046 ^~	1,363	1,215
3.677% due 12/25/2035 ^~	207	130
3.701% due 12/25/2035 ~	5,575	4,847
3.750% due 08/01/2061 ~	35,744	27,234
3.788% due 05/01/2061 ~	23,096	14,416
3.789% due 02/01/2062 ~	826,041	691,985
3.819% due 03/25/2037 ~	6,532	5,035
3.827% due 04/25/2035 ~	986	928
3.857% due 03/25/2037 ^~	861	744
3.900% due 10/25/2060 ~	66,433	48,734
3.915% due 10/25/2060 ~	59,982	31,950
3.969% due 07/25/2036 ^~	1,005	928
3.974% due 09/25/2037 ~	4,568	4,045
4.029% due 09/25/2060 ~	66,282	52,982
4.047% due 03/25/2036 ^~	971	915
4.082% due 09/25/2060 ~	108,965	80,444
4.098% due 11/25/2036 ^~	3,141	2,699
4.145% due 01/25/2082 ~	246,144	213,549
4.155% due 06/25/2036 ~	584	540
4.213% due 11/25/2036 ^~	1,401	1,259
4.221% due 08/01/2061 ~	22,340	12,780
4.222% due 03/01/2070 ~	18,822	12,441
4.248% due 08/01/2061 ~	28,297	20,152
4.262% due 03/01/2070 ~	21,753	18,242
4.276% due 10/25/2062 «	463,441	408,789
4.286% due 10/25/2035 ^«~	16	13
4.306% due 03/25/2035 ~	8,164	7,873
4.321% due 03/25/2034 ~	245	231
4.389% due 05/25/2035 «~	134	124
4.408% due 09/25/2064 ~	96,902	75,202
4.418% due 08/25/2035 ~	203	198
4.515% due 06/25/2036 ^~	1,672	1,522
4.695% due 07/25/2036 «~	141	130
5.139% due 11/25/2036 ~	3,670	2,668
5.220% due 01/25/2037 •	157	142
5.250% due 03/25/2037 ^	1,978	1,434
5.278% due 08/25/2036 •	29,625	12,208

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.280% due 06/25/2036 •	457	429
5.500% due 08/25/2035 •	3,919	3,756
5.568% due 05/20/2047 •	7,898	6,767
5.650% due 09/25/2036 •	426	402
5.750% due 04/25/2047 ^	3,876	2,144
6.000% due 05/25/2035	1,858	1,837
6.000% due 05/25/2037	2,506	1,960
6.000% due 08/25/2037 ~	11,438	6,231
6.100% due 09/25/2037 •	1,835	1,568
6.250% due 11/25/2037 ~	1,944	932
6.380% due 03/25/2036 ^•	146	135
6.500% due 10/25/2036 ~	5,588	3,187
6.873% due 08/25/2035 «~	11	11
6.980% due 05/25/2035 •	10	10
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.618% due 09/25/2035 ^«~	243	172
CitiMortgage Alternative Loan Trust
0.300% due 02/25/2037 ^•(a)	1,483	77
5.700% due 01/25/2037 •	7,958	6,545
5.750% due 12/25/2036 ^	256	218
5.750% due 03/25/2037 ^«	433	381
5.750% due 04/25/2037	3,480	3,133
6.000% due 07/25/2036 ^«	250	212
6.000% due 09/25/2036	3,751	3,259
6.000% due 11/25/2036	6,130	5,490
6.000% due 05/25/2037	8,243	7,276
6.000% due 06/25/2037 ^	2,951	2,550
6.000% due 10/25/2037 ^	1,619	1,421
CNL Commercial Mortgage Loan Trust 5.693% due 05/15/2031 •	181	174
Colony Mortgage Capital Ltd. 6.937% due 11/15/2038 •	15,102	14,084
COLT Mortgage Loan Trust 4.301% due 03/25/2067 ~	15,888	15,148
Commercial Mortgage Trust
0.250% due 04/10/2047 ~(a)	58,814	53
1.241% due 08/10/2047 ~(a)	190,211	1,143
1.450% due 10/10/2049 ~(a)	193,504	5,945
3.140% due 10/10/2036	13,000	11,349
3.546% due 06/10/2047	8,178	8,014
3.550% due 02/10/2049	11,007	10,679
3.955% due 02/10/2047	3,400	3,377
4.228% due 05/10/2051	1,400	1,309
Countrywide Alternative Loan Resecuritization Trust
5.019% due 08/25/2037 ^~	816	404
6.000% due 05/25/2036 ^	55	33
6.000% due 08/25/2037 ^~	1,134	588
Countrywide Alternative Loan Trust
0.080% due 11/25/2035 ^•(a)	2,518	141
0.100% due 08/25/2036 ^•(a)	7,957	588
0.105% due 11/25/2035 •(a)	2,575	109
3.324% due 05/25/2035 ^~	1,898	1,404
3.674% due 03/25/2047 ^•	2,827	2,433
3.682% due 12/25/2035 «~	73	65
3.706% due 06/25/2037 ~	116	88
3.731% due 12/25/2034 ~	5,107	5,180
3.830% due 11/25/2035 ^~	208	180
3.874% due 08/25/2034 ^~	2,281	2,123
3.939% due 12/25/2035 ^«~	51	44
3.940% due 02/25/2037 ^~	538	463
3.952% due 08/25/2036 ~	359	337
3.994% due 06/25/2037 ^~	2,227	1,944
4.003% due 09/25/2034 ~	1,309	1,233
4.047% due 03/25/2047 ~	2,962	2,562
4.048% due 11/20/2035 •	24,891	23,140
4.243% due 10/25/2034 •	4,917	4,873
4.976% due 12/25/2035 •	7,371	6,335
5.000% due 08/25/2035 ^	2,731	1,935
5.286% due 07/20/2035 ^•	1,733	1,527
5.326% due 08/25/2035 ^•	1,905	1,518
5.337% due 02/20/2047 ^•	13,804	10,770
5.347% due 03/20/2047 •	17,029	14,027
5.352% due 12/20/2046 ^•	32,074	26,879
5.357% due 07/20/2046 ^•	5,042	4,049
5.360% due 05/25/2035 •	3,589	3,250
5.360% due 04/25/2047 •	13,622	11,072
5.367% due 09/20/2046 •	8,936	8,008
5.367% due 02/20/2047 •	2,645	2,089
5.370% due 05/25/2035 •	1,710	1,587
5.376% due 08/25/2035 •	117	110
5.390% due 06/25/2036 •	795	720
5.420% due 04/25/2047 •	10,380	7,504
5.430% due 06/25/2037 •	14,288	12,860
5.440% due 06/25/2047 •	10,645	8,428
5.470% due 06/25/2036 •	10,559	8,456
5.470% due 11/25/2036 •	9,367	8,800

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.470% due 01/25/2037 •	21,083	17,929
5.470% due 07/25/2046 •	5,632	5,183
5.470% due 09/25/2047 •	15,047	13,074
5.500% due 01/25/2035	16,544	16,108
5.500% due 03/25/2035	2,139	1,863
5.500% due 05/25/2035	11,558	9,474
5.500% due 06/25/2035 ^«	124	94
5.500% due 07/25/2035 ^«	43	32
5.500% due 08/25/2035	3,125	2,693
5.500% due 09/25/2035 ^	23,561	17,564
5.500% due 11/25/2035 ^	6,493	4,899
5.500% due 11/25/2035 •	2,575	1,229
5.500% due 12/25/2035 •	21,159	12,385
5.500% due 12/25/2035 ^•	1,566	703
5.500% due 12/25/2035 ^	2,516	1,336
5.500% due 01/25/2036 ^	4,853	3,706
5.500% due 01/25/2036 •	3,724	2,365
5.500% due 01/25/2036 ^•	1,484	1,337
5.500% due 01/25/2036 «	141	84
5.500% due 02/25/2036	29,189	18,688
5.500% due 02/25/2036 ^	522	317
5.500% due 02/25/2036 ^«	47	28
5.500% due 07/25/2036	14,325	6,107
5.510% due 11/25/2036 •	3,677	4,170
5.510% due 05/25/2047 •	5,362	4,623
5.520% due 09/25/2034 «•	163	143
5.520% due 02/25/2037 ^•	309	94
5.530% due 08/25/2046 •	10,702	8,973
5.530% due 09/25/2046 ^•	17,629	16,341
5.530% due 10/25/2046 •	2,218	2,026
5.536% due 08/25/2035 •	3,253	2,936
5.550% due 03/25/2035	1,857	1,702
5.550% due 02/25/2036 •	1,343	1,140
5.550% due 06/25/2036 ^•	63	28
5.570% due 07/25/2046 •	12,553	11,133
5.577% due 03/20/2046 •	3,953	3,238
5.577% due 05/20/2046 ^•	19,498	16,546
5.590% due 09/25/2047 •	12,761	11,032
5.621% due 06/25/2035 •	215	191
5.630% due 01/25/2037 •	30,072	24,508
5.650% due 12/25/2035 •	5,489	4,174
5.650% due 04/25/2036 •	6,030	2,311
5.670% due 07/25/2035 •	1,518	1,326
5.670% due 08/25/2035 •	6,297	4,715
5.690% due 02/25/2036 •	839	702
5.690% due 07/25/2036 •	1,763	1,501
5.710% due 08/25/2035 •	3,726	3,312
5.710% due 12/25/2035 •	312	281
5.710% due 02/25/2037 •	11,289	9,350
5.710% due 10/25/2046 •	2,245	2,073
5.710% due 08/25/2047 ^•	1,863	1,520
5.730% due 02/25/2036 ^•	5,765	5,105
5.730% due 05/25/2036 •	3,746	3,144
5.750% due 12/25/2035 •	14,831	11,259
5.750% due 05/25/2036	254	109
5.750% due 08/25/2036 ^	3,689	2,075
5.750% due 03/25/2037	3,620	2,061
5.750% due 06/25/2037	2,893	1,345
5.750% due 07/25/2037 ^	827	516
5.750% due 04/25/2047 ^	2,073	1,192
5.765% due 11/25/2035	3,778	2,044
5.770% due 08/25/2035 ^•	600	535
5.770% due 10/25/2035 «•	3	3
5.770% due 11/25/2035 •	3,698	3,342
5.803% due 11/20/2035 •	5,185	4,534
5.810% due 09/25/2035 •	1,388	1,085
5.810% due 10/25/2035 •	1,302	933
5.850% due 09/25/2035 •	8,907	8,054
5.850% due 12/25/2035 ^•	12,808	10,650
5.950% due 08/25/2035 •	1,111	595
6.000% due 11/25/2034	7,700	7,543
6.000% due 02/25/2035	19,417	15,751
6.000% due 02/25/2036	29,966	18,258
6.000% due 02/25/2036 ^	29	17
6.000% due 03/25/2036 ^	9,047	4,187
6.000% due 04/25/2036 ^	10,724	5,307
6.000% due 04/25/2036	1,857	996
6.000% due 05/25/2036	8,763	4,897
6.000% due 05/25/2036 ^	7,013	3,831
6.000% due 06/25/2036	7,505	4,205
6.000% due 07/25/2036	7,865	4,860
6.000% due 08/25/2036 ^	3,855	2,388
6.000% due 01/25/2037 ^	923	750
6.000% due 02/25/2037 ^	3,292	1,366
6.000% due 03/25/2037 ^	2,353	943
6.000% due 04/25/2037 ^	7,622	3,820

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

6.000% due 05/25/2037	2,686	1,303
6.000% due 05/25/2037 ^	11,449	5,630
6.000% due 06/25/2037 ^	485	234
6.000% due 08/25/2037 ^•	5,253	2,755
6.000% due 01/25/2047	6,071	3,503
6.026% due 10/20/2035 •	14,764	10,728
6.046% due 10/20/2035 •	6,120	5,359
6.074% due 11/25/2035	1,959	1,060
6.150% due 08/25/2035 ^•	3,740	1,997
6.250% due 10/25/2036	4,781	2,707
6.250% due 11/25/2036	4,286	2,121
6.250% due 12/25/2036 ^	2,974	1,354
6.250% due 11/25/2046 ^	1,987	999
6.500% due 05/25/2036 ^	2,569	1,351
6.500% due 06/25/2036 ^	843	428
6.500% due 08/25/2036 ^	2,452	857
6.500% due 09/25/2036	3,178	1,890
6.500% due 09/25/2036 ^	4,048	2,256
6.500% due 12/25/2036 ^	2,397	1,132
6.500% due 08/25/2037 ^	9,638	4,230
6.500% due 09/25/2037 ^	18,403	7,565
6.500% due 11/25/2037 ^	7,822	3,887
6.690% due 11/25/2035 •	3,077	2,501
6.725% due 02/25/2035 •	1,696	1,675
6.800% due 08/25/2034 •	3,579	3,449
6.800% due 10/25/2034 •	3,263	3,143
7.000% due 08/25/2034 ^«	169	153
7.000% due 09/25/2036	25,450	6,479
7.250% due 08/25/2032 «	58	57
7.500% due 12/25/2034 ^«	104	14
Countrywide Asset-Backed Certificates Trust
5.630% due 04/25/2036 ^•	7,878	6,649
5.650% due 03/25/2036 •	3,185	3,181
5.830% due 03/25/2036 •	12,121	9,835
Countrywide Home Loan Mortgage Pass-Through Trust
2.961% due 02/25/2035 ~	4,613	3,751
3.250% due 05/25/2047 ~	1,295	1,090
3.287% due 09/25/2037 ^~	985	886
3.346% due 09/25/2034 ^«~	15	13
3.348% due 03/25/2035 ^«~	188	151
3.462% due 07/19/2033 «~	335	305
3.514% due 04/25/2035 ~	402	319
3.573% due 05/20/2036 ^~	14,404	13,222
3.584% due 05/20/2036 ^~	2,096	1,698
3.611% due 09/25/2047 ^~	776	684
3.613% due 02/25/2047 ^~	7,924	6,880
3.641% due 11/25/2037 ~	11,470	10,021
3.645% due 04/25/2047 ~	4,181	3,858
3.666% due 11/20/2035 ~	524	469
3.673% due 11/25/2037 ~	16,563	15,366
3.680% due 09/20/2036 ^~	707	612
3.684% due 09/20/2035 ~	4,075	3,621
3.717% due 04/20/2036 ^«~	221	192
3.722% due 10/25/2033 «~	29	26
3.787% due 04/25/2037 ^~	1,645	1,482
3.793% due 02/20/2036 ~	3,384	2,961
3.826% due 03/20/2036 ~	3,797	3,385
3.833% due 10/20/2035 ~	1,089	1,047
3.833% due 10/20/2035 ^«~	260	244
3.842% due 01/25/2036 ^~	550	498
3.842% due 01/25/2036 ~	1,757	1,592
3.864% due 02/20/2035 ~	152	152
3.871% due 05/19/2033 «~	91	77
3.884% due 11/25/2037 ~	15,597	14,264
3.927% due 06/20/2036 ~	4,602	3,972
3.929% due 05/20/2036 ~	4,921	4,625
3.937% due 05/20/2036 ^~	1,267	1,129
3.962% due 11/20/2034 ~	173	158
3.977% due 12/19/2033 «~	6	5
4.020% due 04/25/2035 ^«~	20	15
4.029% due 08/20/2035 ^~	4,787	4,474
4.030% due 11/20/2034 «~	134	122
4.041% due 09/20/2035 ~	6,984	6,256
4.085% due 03/25/2037 ^~	112	98
4.094% due 03/25/2035 «~	374	337
4.116% due 02/25/2034 «~	94	84
4.123% due 11/20/2035 ^~	1,108	914
4.187% due 05/20/2035 ~	529	494
4.198% due 02/25/2034 «~	5	5
4.256% due 11/20/2035 ~	16,000	13,307
4.305% due 12/25/2033 «~	31	28
4.355% due 10/20/2034 ~	2,224	2,063
4.379% due 09/20/2034 «~	88	76
4.501% due 05/20/2034 ~	37	34
4.540% due 07/25/2034 «~	64	59
4.687% due 06/25/2047 ^~	2,986	2,955

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

4.890% due 05/25/2034 «~	52	46
5.250% due 12/25/2027 ^«	404	251
5.250% due 07/25/2034 «	132	122
5.420% due 04/25/2035 •	1,303	1,198
5.500% due 04/25/2035	13	11
5.500% due 08/25/2035 «	209	114
5.500% due 08/25/2035 ^«	478	293
5.500% due 08/25/2035 ^	1,206	695
5.500% due 09/25/2035 ^	1,211	810
5.500% due 10/25/2035 ^«	174	110
5.500% due 10/25/2035 «	75	45
5.500% due 11/25/2035 ^«	230	131
5.500% due 12/25/2035 «	37	21
5.500% due 01/25/2036	707	452
5.512% due 02/20/2036 ^«•	430	364
5.550% due 04/25/2046 •	276	258
5.610% due 05/25/2035 •	227	192
5.630% due 03/25/2036 •	5,284	4,850
5.650% due 05/25/2036 ^•	2,016	664
5.690% due 03/25/2035 •	284	255
5.700% due 05/25/2033 «	33	26
5.730% due 04/25/2035 •	3,482	3,217
5.750% due 08/25/2034 «	148	134
5.750% due 03/25/2035 •	1,129	773
5.750% due 05/25/2035 •	6,175	4,995
5.750% due 02/25/2036 ^«	458	223
5.750% due 02/25/2037 ^	193	93
5.750% due 03/25/2037 ^	2,007	975
5.750% due 05/25/2037 ^«	323	163
5.750% due 07/25/2037 ^	1,857	968
5.790% due 03/25/2035 •	11,201	9,756
5.810% due 02/25/2035 •	326	279
5.830% due 02/25/2035 •	639	545
5.830% due 03/25/2036 •	2	0
5.848% due 09/25/2034 «~	142	135
5.850% due 02/25/2036 ^«•	1	0
5.850% due 05/25/2036 ^	2,289	1,086
5.890% due 02/25/2035 •	5,534	4,780
5.910% due 09/25/2034 «•	66	61
5.910% due 02/20/2036 ^•	904	758
5.910% due 02/20/2036 ^«•	15	13
6.000% due 12/25/2035 ^«	13	8
6.000% due 02/25/2037 ^	5,876	2,693
6.000% due 03/25/2037 ^	3,527	1,760
6.000% due 03/25/2037 ^«	11	5
6.000% due 04/25/2037 ^«	261	130
6.000% due 05/25/2037 ^	2,933	1,409
6.000% due 05/25/2037 ^«	20	9
6.000% due 07/25/2037	4,247	1,833
6.000% due 07/25/2037 «	180	151
6.000% due 07/25/2037 ^	2,013	997
6.000% due 08/25/2037 ^	721	379
6.000% due 09/25/2037	2,059	1,137
6.000% due 10/25/2037 ^«	80	58
6.000% due 01/25/2038 ^	8,010	3,877
6.250% due 09/25/2036 ^	2,035	849
6.250% due 10/25/2036 ^«	102	52
6.500% due 11/25/2036 ^	8,224	3,145
6.500% due 05/25/2037 ^«	203	101
6.500% due 10/25/2037 ^	14,999	6,652
6.500% due 11/25/2037 ^	3,307	1,275
6.500% due 12/25/2037	21,393	9,407
6.500% due 11/25/2047	12,624	6,850
6.537% due 02/20/2036 ^•	557	510
7.119% due 02/20/2036 ^•	4,037	3,391
Countrywide Home Loan Reperforming REMIC Trust
5.550% due 11/25/2034 •	4,671	4,301
5.550% due 09/25/2035 •	685	591
5.709% due 01/25/2034	15,145	13,413
Credit Suisse First Boston Mortgage Securities Corp.
3.672% due 06/25/2046 ~	237,849	216,681
4.291% due 11/25/2031 «•	191	113
4.424% due 04/25/2034 «~	2	2
5.250% due 09/25/2035 ^	520	420
5.500% due 08/25/2034 «	202	162
5.750% due 04/22/2033 «	10	9
5.800% due 11/25/2031 «•	438	251
5.800% due 09/25/2035 ^•	2,456	1,674
6.000% due 09/25/2033 «	84	79
6.000% due 01/25/2036 ^	2,537	1,619
6.300% due 11/25/2034 •	3,673	3,077
6.500% due 01/25/2036 «	353	85
7.000% due 01/25/2036 ^	4,856	773
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.053% due 10/25/2033 «~	12	11
4.260% due 07/25/2033 «~	15	14

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.500% due 10/25/2035 ^«	133	73
5.500% due 10/25/2035	2,600	1,244
6.000% due 11/25/2035 ^	228	66
Credit Suisse Mortgage Capital Certificates
3.387% due 04/26/2038 ~	1,161	1,122
3.861% due 04/26/2047 ~	9,502	5,826
4.000% due 08/27/2037 ~	9,416	8,937
4.132% due 02/27/2047 ~	90,453	37,407
4.263% due 08/27/2037 ~	9,541	8,360
4.409% due 07/27/2037 •	1,129	1,042
4.716% due 09/26/2036 «~	488	430
5.139% due 11/26/2036 ~	3,219	2,322
5.246% due 04/27/2037 ~	9,234	4,803
5.418% due 10/27/2036 •	1,556	1,170
5.561% due 04/25/2036 ~	5,547	4,378
5.578% due 05/27/2037 •	8,342	7,092
6.000% due 04/26/2037 ~	1,320	1,294
7.000% due 08/26/2036	1,838	728
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 04/25/2037 «	250	201
5.500% due 03/25/2037 ^	325	180
5.650% due 07/25/2036 •	13,588	5,387
6.000% due 08/25/2036 ^	3,485	1,718
6.000% due 02/25/2037 ^	1,589	957
6.000% due 06/25/2037	2,109	287
6.250% due 08/25/2036 ^	667	261
Credit Suisse Mortgage Capital Trust
0.000% due 07/25/2049 ~	36,452	30,321
0.000% due 12/25/2054 (h)	24	24
0.000% due 02/25/2056 (h)	223	221
0.000% due 07/25/2057 (h)	239	236
0.000% due 01/25/2058 (h)	183	182
0.000% due 04/25/2058 (a)	10	10
0.000% due 07/25/2058 (h)	670	624
0.000% due 01/27/2059 (h)	403	398
0.000% due 01/27/2059 (a)	754,811	0
0.000% due 04/25/2059 ~(a)	371,057	22
0.000% due 09/25/2059 ~	574	535
0.000% due 10/25/2060 (h)	633	628
0.000% due 02/25/2061 ~(a)	731	712
0.000% due 05/25/2061 (a)	257	256
0.000% due 11/25/2076 (a)	869,956	0
0.000% due 11/25/2076 (h)	1,409	1,289
0.388% due 02/25/2061 ~(a)	257,429	3,707
0.393% due 05/25/2061 ~(a)	471,796	6,851
0.581% due 02/25/2061 ~(a)	308,691	1,376
1.000% due 02/25/2061 ~(a)	152,963	2,847
1.250% due 02/25/2061 ~	152,963	134,659
1.380% due 08/15/2037 ~(a)	142,323	3,090
1.497% due 05/25/2061 ~(a)	526,500	15,574
1.650% due 05/25/2061 ~	347,579	281,388
2.100% due 05/25/2061 ~	40,232	25,513
2.450% due 05/25/2061 ~	33,691	23,644
2.500% due 07/25/2057 ~	372,089	324,429
2.500% due 02/25/2061 ~	27,143	22,485
2.800% due 05/25/2061 ~	28,457	18,948
2.873% due 12/25/2048 ~	240,506	204,882
2.995% due 07/25/2057 ~	20,517	15,567
3.000% due 02/25/2061 ~	20,262	16,585
3.076% due 02/25/2056 ~	1,090,386	866,662
3.105% due 07/25/2057 ~	332,473	197,942
3.139% due 02/25/2061	13,150	10,943
3.250% due 01/27/2059 ~	393,265	365,472
3.250% due 04/25/2059 ~	181,611	170,690
3.257% due 07/25/2058 ~	2,606,519	2,031,216
3.371% due 10/25/2060 ~	1,416,279	1,140,964
3.398% due 09/25/2048 ~	109,748	92,464
3.402% due 02/25/2061 ~	108,000	63,282
3.404% due 01/27/2059	31,556	26,749
3.431% due 10/27/2060 ~(a)	60,936	50,831
3.500% due 05/25/2061	22,168	19,005
3.500% due 11/25/2076 ~	434,781	409,215
3.572% due 05/25/2061 ~	76,541	37,522
3.598% due 04/25/2059 ~	182,996	132,186
3.607% due 01/25/2058 ~	166,372	135,301
3.657% due 07/25/2049	31,315	30,290
3.726% due 10/25/2058 ~	10,127	8,527
3.806% due 06/25/2048 ~	675,159	558,890
3.837% due 10/27/2060 ~	8,588	6,967
3.842% due 01/27/2059 ~	356,200	256,983
3.848% due 11/25/2076 ~	430,959	314,784
3.904% due 04/25/2062	16,963	15,592
4.142% due 12/25/2054 ~	141,426	99,448
4.277% due 04/25/2058 ~	264,571	240,964
4.281% due 09/25/2057 ~	575,209	490,188
4.698% due 05/27/2053 ~	82,949	68,487

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

4.878% due 09/25/2057 ~		24,219	20,831
4.953% due 06/01/2050 ~		747,134	740,828
5.036% due 09/25/2059 ~		316,643	285,454
5.040% due 07/25/2050 ~		27,165	26,751
5.500% due 11/25/2036		1,290	860
6.040% due 07/25/2049 ~		743,742	715,538
13.287% due 09/25/2059 ~		28,959	25,038
CRSNT Commercial Mortgage Trust 0.000% due 04/15/2036 ~(a)		175,301	0
CSAIL Commercial Mortgage Trust
3.224% due 06/15/2057		295	288
3.617% due 11/15/2048		8,120	7,850
Cupressus Mortgages Holdco SARL 1.000% due 10/24/2050 «	GBP	2,000	2,210
DBGS Mortgage Trust 6.589% due 10/15/2036 •		$1,200	1,115
DBJPM Mortgage Trust 1.824% due 09/15/2053 ~(a)		63,136	4,007
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.583% due 10/25/2035 «~		182	156
4.746% due 04/25/2047 •		14,933	13,262
5.250% due 09/25/2035 ~		2,975	2,621
5.290% due 07/25/2047 •		7,340	6,700
5.300% due 02/25/2047 •		1,297	792
5.390% due 08/25/2036 ^•		3,305	2,990
5.390% due 01/25/2047 «		2,620	2,360
5.410% due 08/25/2047 •		32,031	28,705
5.450% due 12/25/2036 •		2,732	2,528
5.450% due 03/25/2037 ^•		15,301	14,437
5.470% due 03/25/2037 •		16,335	8,961
5.480% due 08/25/2037 ^•		6,718	5,698
5.500% due 11/25/2035 ^«~		33	47
5.500% due 12/25/2035 ^		1,442	1,203
5.530% due 08/25/2036 •		2,444	2,213
5.530% due 10/25/2036 ^•		14,095	4,405
5.530% due 08/25/2047 •		10,127	9,030
5.550% due 02/25/2047 •		8,320	7,579
5.630% due 01/25/2047 •		2,132	1,944
5.710% due 08/25/2036 •		7,397	6,671
5.850% due 06/25/2037 ^•		42,959	38,014
5.900% due 10/25/2047 •		27,185	22,133
6.250% due 11/25/2035 •		1,951	2,727
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
4.813% due 06/25/2036 ~		6,919	6,037
5.431% due 02/25/2036 ~		1,957	1,707
5.450% due 04/25/2037 •		24,460	16,454
5.530% due 02/25/2036 ~		3,364	2,934
5.650% due 10/25/2036 ~		9,346	7,554
5.900% due 10/25/2036 ~		4,018	3,244
6.369% due 10/25/2036 ^þ		645	519
6.386% due 10/25/2036 ^þ		102	82
6.420% due 07/25/2036 ^~		5,753	4,688
6.600% due 10/25/2036 þ		2,785	2,250
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 4.696% due 06/25/2034 «~		5	4
Downey Savings & Loan Association Mortgage Loan Trust
4.916% due 04/19/2046 •		3,666	3,250
5.078% due 07/19/2044 «~		7	6
5.235% due 07/19/2044 ~		269	245
5.297% due 03/19/2037 •		23,260	19,647
5.337% due 04/19/2047 ^•		71	75
5.577% due 03/19/2045 •		1,127	1,103
5.657% due 02/19/2045 •		904	891
5.817% due 09/19/2045 •		1,299	751
5.937% due 11/19/2044 •		2,020	1,954
5.957% due 11/19/2044 «•		39	36
5.977% due 09/19/2044 •		2,379	2,149
Durham Mortgages
0.000% due 03/31/2054 «~	GBP	10	13,504
0.000% due 11/28/2054 «~		27,883	28,440
0.000% due 11/28/2054 «(h)		9,973	10,327
5.441% due 11/28/2054 •		1,006,443	1,273,033
5.791% due 11/28/2054 •		66,488	83,621
6.141% due 11/28/2054 •		55,683	69,835
6.491% due 11/28/2054 •		49,866	61,990
7.191% due 11/28/2054 •		36,568	45,001
7.291% due 11/28/2054 •		11,004	13,978
7.441% due 11/28/2054 •		22,439	27,327
Durham Mortgages PLC
0.000% due 03/31/2053 ~		10	0
0.000% due 05/28/2054 (h)		17,086	19,210
0.000% due 05/28/2054 ~		31,919	36,116
5.591% due 05/28/2054 •		55,284	70,085
5.891% due 05/28/2054 •		75,940	95,978
6.291% due 05/28/2054 •		63,600	80,277
6.791% due 05/28/2054 •		48,412	60,852

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

7.291% due 05/28/2054 •		36,071	45,010
7.541% due 05/28/2054 •		19,933	24,730
E-MAC NL BV 5.521% due 07/25/2036 •	EUR	233	246
Ellington Financial Mortgage Trust 5.732% due 02/25/2068 þ		$10,845	10,749
EMF-UK PLC 5.970% due 03/13/2046 •	GBP	15,787	19,859
Eucalyptus Mortgages Ltd. 1.000% due 10/24/2050 «		202,566	178,862
Eurohome UK Mortgages PLC 5.137% due 06/15/2044 •		894	1,091
Eurosail PLC
3.629% due 03/13/2045 •	EUR	60	65
5.150% due 03/13/2045 •	GBP	176	222
5.230% due 03/13/2045 •		18,500	22,505
5.390% due 09/13/2045 •		21,470	26,728
5.760% due 09/13/2045 •		24,541	29,616
5.940% due 06/13/2045 •		2,640	3,317
First Horizon Alternative Mortgage Securities Trust
0.400% due 04/25/2037 ^•(a)		$2,355	217
4.226% due 08/25/2035 ^~		632	546
4.802% due 01/25/2036 ^~		2,507	1,342
4.878% due 02/25/2036 «~		65	49
4.910% due 09/25/2036 ~		2,579	1,917
4.914% due 08/25/2034 «~		69	68
5.024% due 04/25/2035 ~		4,420	4,318
5.067% due 09/25/2035 ^~		671	583
5.229% due 04/25/2036 ^~		700	590
5.373% due 08/25/2035 «~		4	3
5.383% due 02/25/2035 ~		402	375
5.387% due 03/25/2035 ~		217	202
5.520% due 02/25/2037 «•		161	49
5.536% due 12/25/2035 ~		1,064	842
5.750% due 02/25/2036 ^		2,364	1,117
5.750% due 04/25/2036 ^•		1,353	497
6.000% due 11/25/2036		931	299
6.250% due 11/25/2036		1,794	599
6.250% due 08/25/2037 ^		83	37
First Horizon Mortgage Pass-Through Trust
3.928% due 11/25/2037 ^~		28	14
4.010% due 05/25/2037 ^~		1,409	611
4.022% due 10/25/2035 ^~		441	416
4.186% due 01/25/2037 ^~		361	220
4.625% due 10/25/2035 «~		37	19
4.715% due 08/25/2035 ~		38	27
5.750% due 05/25/2037 ^		149	68
Fremont Home Loan Trust 5.975% due 01/25/2034 •		1,369	1,289
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		7,859	7,431
GMAC Mortgage Corp. Loan Trust
3.468% due 03/18/2035 «~		2	2
3.572% due 11/19/2035 ^«~		6	6
3.620% due 11/19/2035 «~		71	61
3.623% due 11/19/2035 ~		102	93
3.742% due 03/18/2035 «~		267	224
4.927% due 03/18/2035 «~		201	192
Grace Trust 0.390% due 12/10/2040 ~(a)		174,400	3,295
Great Hall Mortgages PLC
3.677% due 03/18/2039 •	EUR	871	943
3.697% due 06/18/2038 •		46	50
5.172% due 06/18/2038 •	GBP	41	51
5.326% due 06/18/2039 •		25,290	30,655
5.644% due 06/18/2039 •		$437	432
GreenPoint Mortgage Funding Trust
5.510% due 01/25/2037 •		5,898	5,122
5.550% due 03/25/2047 •		9,989	9,083
5.570% due 04/25/2036 •		6,900	5,913
5.610% due 06/25/2045 •		1,454	1,071
5.630% due 08/25/2045 •		148	117
5.670% due 10/25/2045 •		323	317
5.690% due 11/25/2045 •		28	25
5.770% due 10/25/2045 •		2,830	2,577
5.790% due 09/25/2046 ^•		4,467	3,647
Grifonas Finance PLC 3.513% due 08/28/2039 •	EUR	17,223	17,899
Grosvenor Square RMBS PLC
0.000% due 03/14/2053 (h)	GBP	1	32,316
6.120% due 03/14/2053 •		987,676	1,257,866
6.920% due 03/14/2053 •		64,660	82,464
7.920% due 03/14/2053 •		30,790	38,795
8.920% due 03/14/2053 •		24,633	30,988
10.420% due 03/14/2053 •		15,395	19,318
10.920% due 03/14/2053 •		6,575	8,295

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

11.920% due 03/14/2053 •	9,237	11,560
12.420% due 03/14/2053 •	6,179	7,585
12.920% due 03/14/2053 •	21,595	27,443
GS Mortgage Securities Corp. 0.207% due 05/03/2032 ~(a)	$179,000	796
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034	47,500	36,670
GS Mortgage Securities Trust
0.088% due 08/10/2044 ~(a)	1,582	0
0.291% due 03/10/2044 ~(a)	485	0
0.405% due 08/10/2046 ~(a)	49,979	1
0.568% due 08/10/2043 ~(a)	16,975	136
0.690% due 11/10/2049 ~(a)	116,671	1,772
3.120% due 05/10/2050	835	815
3.278% due 10/10/2048	2,879	2,770
3.365% due 11/10/2047	1,916	1,875
3.801% due 01/10/2047	6,148	6,106
GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061 ~	387	373
0.000% due 06/25/2061 ~(a)	354,315	16,106
0.000% due 01/25/2062 ~(a)	940	924
0.000% due 06/25/2063	89	84
0.000% due 12/27/2067 ~(a)	2,903	2,622
0.000% due 05/01/2073 (c)	1,620	1,620
0.010% due 02/27/2062	1,271	1,197
0.148% due 06/25/2061 ~(a)	326,238	1,794
0.657% due 03/25/2052 ~(a)	271,062	8,811
1.625% due 06/25/2061 ~	216,967	187,179
2.250% due 06/25/2061 ~	24,938	19,425
2.500% due 03/25/2052 ~	269,588	215,393
2.500% due 06/25/2061 ~	24,253	18,937
2.750% due 06/25/2061 ~	19,676	14,912
2.934% due 03/25/2052 ~	3,866	1,308
3.157% due 03/25/2052 ~	20,336	15,856
4.008% due 06/25/2061 ~	55,798	37,078
4.029% due 01/25/2062 ~	967,888	895,657
4.208% due 12/27/2067 ~	621,478	540,083
4.250% due 05/01/2073 (c)	402,064	351,605
4.407% due 02/27/2062	386,321	348,315
6.523% due 06/25/2063	444,652	452,409
GSC Capital Corp. Mortgage Trust 5.550% due 02/25/2036 ^•	4,358	3,951
GSMPS Mortgage Loan Trust
5.500% due 01/25/2035 •	16,121	14,408
5.500% due 03/25/2035 •	2,578	2,255
5.550% due 06/25/2034 •	25,924	22,815
7.059% due 10/20/2032 ~	9,670	8,423
GSMSC Pass-Through Trust
3.783% due 09/25/2036 ^~	720	257
7.500% due 10/25/2036 ~	1,008	206
GSMSC Resecuritization Trust
3.464% due 04/26/2037 •	48,893	26,677
5.273% due 02/26/2037 •	24,254	22,050
5.290% due 10/26/2036 •	13,184	11,835
GSR Mortgage Loan Trust
3.187% due 01/25/2035 «~	9	8
3.542% due 04/25/2036 ~	780	533
3.657% due 11/25/2035 ~	11	10
3.660% due 01/25/2036 ^«~	7	7
3.704% due 05/25/2037 ~	967	558
3.845% due 05/25/2037 ~	1,726	1,588
3.905% due 05/25/2035 ~	585	492
3.914% due 04/25/2035 ~	26	24
3.935% due 01/25/2036 ^~	1,833	1,794
4.007% due 04/25/2035 «~	70	66
4.109% due 12/25/2034 «~	366	94
4.151% due 09/25/2034 «~	5	5
4.157% due 11/25/2035 ~	160	90
4.274% due 08/25/2034 «~	22	19
4.281% due 08/25/2034 «~	401	368
4.293% due 03/25/2037 ^«~	392	336
4.319% due 09/25/2035 «~	267	242
4.366% due 01/25/2035 ~	225	208
4.481% due 11/25/2035 ~	7	7
4.482% due 07/25/2035 ~	968	697
4.688% due 08/25/2034 «~	202	186
4.778% due 05/25/2035 «~	447	323
4.854% due 05/25/2035 ~	2,523	2,066
5.000% due 07/25/2036 «	5	0
5.024% due 10/25/2035 ^«~	266	240
5.134% due 07/25/2035 ~	963	544
5.375% due 07/25/2035 «~	166	156
5.500% due 03/25/2036 ^	682	782
5.500% due 03/25/2036 «	328	331
5.500% due 01/25/2037 ^	522	1,082
5.600% due 07/25/2037 ^«•	138	26

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.670% due 08/25/2046 •		34,126	8,963
5.750% due 02/25/2036 ^«		287	248
6.000% due 11/25/2035 «		244	98
6.000% due 02/25/2036 ^		356	183
6.000% due 03/25/2036		10,445	4,252
6.000% due 06/25/2036 ^«		460	637
6.000% due 07/25/2036		1,596	949
6.000% due 09/25/2036 ^		1,304	612
6.000% due 01/25/2037 ^«		39	24
6.250% due 10/25/2036 ^		10,984	9,878
6.500% due 09/25/2036 ^		1,218	606
6.500% due 10/25/2036 ^		563	268
6.970% due 04/25/2032 «•		8	7
HarborView Mortgage Loan Trust
3.719% due 08/19/2036 ^«~		258	222
3.784% due 12/19/2035 ^~		1,541	835
3.827% due 06/19/2036 ^~		102	56
4.063% due 06/19/2036 ^~		266	121
4.201% due 07/19/2035 ^~		4,183	3,068
4.423% due 06/19/2045 ^•		3,847	1,967
4.576% due 12/19/2035 «~		112	76
4.596% due 12/19/2035 ^~		4	4
4.796% due 08/19/2034 ~		541	534
4.826% due 12/19/2036 ^•		5,922	5,038
5.310% due 05/25/2038 •		11,520	9,245
5.337% due 11/19/2036 •		4,134	3,661
5.347% due 09/19/2037 •		7,904	6,926
5.417% due 03/19/2037 •		22,029	19,818
5.457% due 01/25/2047 •		10,066	9,121
5.497% due 12/19/2036 ^•		38	35
5.537% due 02/19/2046 •		1,493	1,242
5.567% due 12/19/2036 •		31,939	26,689
5.577% due 11/19/2036 •		3,215	2,802
5.637% due 01/19/2036 ^•		111	103
5.637% due 12/19/2036 ^•		2,248	2,209
5.657% due 01/19/2036 •		377	234
5.697% due 03/19/2035 •		1,168	1,147
5.697% due 07/19/2045 •		8,786	7,836
5.717% due 02/19/2036 •		3,987	2,079
5.717% due 10/20/2045 •		6,615	4,246
5.737% due 07/19/2045 «•		36	30
5.777% due 11/19/2035 •		420	303
5.777% due 08/19/2045 •		268	246
5.797% due 01/19/2035 •		142	118
5.817% due 09/19/2035 •		1,041	750
5.857% due 01/19/2035 •		863	763
5.917% due 01/19/2035 ^«•		161	142
5.937% due 12/19/2034 ^•		2,630	2,322
5.957% due 11/19/2034 «•		104	90
5.957% due 12/19/2034 ^«•		28	24
5.976% due 01/19/2036 •		9,029	3,843
5.977% due 12/19/2034 ^•		12,019	10,088
6.017% due 11/19/2034 •		12,771	9,585
6.150% due 10/25/2037 •		11,492	10,637
6.207% due 11/19/2034 «~		17	15
6.295% due 06/19/2034 «•		17	15
Harbour PLC 6.057% due 01/28/2054 •	GBP	21,701	26,693
Hilton USA Trust
0.614% due 11/05/2038 ~(a)		$118,960	1,624
2.828% due 11/05/2035		71,800	66,704
HomeBanc Mortgage Trust
3.912% due 04/25/2037 ^~		3,852	3,370
5.670% due 01/25/2036 •		3,298	3,138
5.840% due 07/25/2035		6,772	6,713
6.125% due 12/25/2034 •		206	191
HPLY Trust 7.543% due 11/15/2036 •		17,999	17,403
HSI Asset Loan Obligation Trust
3.767% due 09/25/2037 ^~		1,049	946
3.931% due 09/25/2037 ^~		9,362	7,987
4.083% due 01/25/2037 ^~		817	570
4.494% due 01/25/2037 ~		2,518	1,884
HSI Asset Securitization Corp. Trust
6.110% due 07/25/2035 •		900	855
6.140% due 07/25/2035 •		1,539	1,274
IM Pastor Fondo de Titluzacion Hipotecaria 3.727% due 03/22/2044 •	EUR	13,211	13,016
Impac CMB Trust
5.430% due 10/25/2035 •		$4,688	3,995
5.670% due 04/25/2035 •		1,360	1,283
5.790% due 09/25/2034 «•		27	26
5.790% due 03/25/2035 •		4,019	3,683
Impac Secured Assets Trust
5.450% due 03/25/2033 ~		1,762	1,683
5.550% due 05/25/2036 «•		19	14

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.630% due 03/25/2037 •	31,343	25,789
5.630% due 09/25/2037 ^•	6,103	5,069
5.670% due 01/25/2037 •	20,033	16,038
5.850% due 05/25/2036 •	340	291
5.870% due 09/25/2037 •	9,005	7,370
5.910% due 05/25/2037	12,283	9,951
7.250% due 05/25/2036 «•	500	476
IndyMac Adjustable Rate Mortgage Trust 3.544% due 01/25/2032 «~	5	4
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037 ^	1,838	875
IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037	10,428	6,980
6.500% due 09/25/2037 ^	90	55
IndyMac INDA Mortgage Loan Trust
3.062% due 11/25/2037 ~	7,607	6,223
3.236% due 09/25/2036 ~	2,848	2,106
3.308% due 11/25/2035 ^~	235	172
3.384% due 01/25/2036 ~	1,598	1,253
3.549% due 03/25/2037 ^~	787	657
3.583% due 09/25/2037 ~	10,218	5,300
4.324% due 01/25/2036 ~	74	69
IndyMac INDX Mortgage Loan Trust
3.082% due 06/25/2037 ~	4,236	2,342
3.087% due 05/25/2036 ~	14,068	8,973
3.093% due 01/25/2036 ^~	41	38
3.103% due 06/25/2037 ^~	9,306	7,610
3.143% due 06/25/2035 ^«~	47	35
3.219% due 01/25/2035 «~	333	310
3.233% due 08/25/2037 ^~	59	45
3.261% due 06/25/2036 ~	198	131
3.281% due 10/25/2035 ~	151	120
3.311% due 05/25/2037 •	42,068	35,875
3.317% due 05/25/2037 ^~	3,609	2,969
3.334% due 07/25/2037 ~	18,007	11,756
3.367% due 06/25/2036 ~	478	381
3.383% due 05/25/2036 ^~	8,746	7,620
3.420% due 06/25/2036 ~	20,949	13,828
3.482% due 08/25/2035 ^~	1,603	1,232
3.482% due 08/25/2035 ~	3,315	2,535
3.499% due 09/25/2035 ^~	5,252	4,424
3.510% due 11/25/2035 ^~	2,163	1,907
3.534% due 11/25/2035 ^~	6,892	4,695
3.558% due 05/25/2037 ^~	17,573	11,950
3.587% due 12/25/2035 ^~	1,022	649
3.609% due 09/25/2036 ~	61	42
3.627% due 03/25/2035 «~	51	48
3.627% due 02/25/2036 ~	2,542	1,813
3.695% due 07/25/2036 ~	6,188	4,405
3.699% due 12/25/2035 ~	5,074	3,850
3.919% due 08/25/2035 ~	1,890	1,671
3.996% due 01/25/2037 ~	3,704	3,014
4.001% due 03/25/2035 «~	17	15
4.062% due 04/25/2035 «~	9	8
4.251% due 07/25/2035 ~	4,329	2,458
5.390% due 07/25/2036 •	5,572	5,255
5.410% due 10/25/2036 •	55	47
5.450% due 06/25/2037 ^•	8,379	3,315
5.530% due 09/25/2046 •	6,774	5,859
5.550% due 10/25/2036 •	2,163	1,866
5.550% due 06/25/2046 •	12,654	10,124
5.550% due 11/25/2046 •	22,036	19,889
5.570% due 04/25/2046 •	4,557	4,097
5.570% due 05/25/2046 •	29,862	26,562
5.590% due 04/25/2046 •	4,987	4,487
5.610% due 04/25/2035 •	1,955	1,710
5.610% due 07/25/2046 •	560	679
5.610% due 09/25/2046 •	5,199	5,059
5.630% due 04/25/2035 •	4,163	3,489
5.630% due 06/25/2037 •	13,560	12,133
5.650% due 02/25/2037 •	14,410	9,243
5.670% due 06/25/2035 •	3,270	2,621
5.670% due 07/25/2035 •	11,547	8,193
5.710% due 03/25/2035 «•	338	323
5.710% due 07/25/2035 •	1,752	1,270
5.790% due 02/25/2035 •	1,069	951
5.790% due 07/25/2045 •	2,887	2,284
5.830% due 02/25/2035 •	797	692
5.850% due 01/25/2035	1,260	919
5.950% due 08/25/2034 «•	55	47
5.950% due 11/25/2034 •	5	4
5.950% due 07/25/2046 •	1,199	1,053
6.030% due 09/25/2034 «•	60	52
6.710% due 10/25/2036 •	7,068	3,925
JP Morgan Alternative Loan Trust
3.759% due 05/25/2036 ^~	629	370

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.550% due 06/25/2037 •		11,324	4,659
5.843% due 05/26/2037 ~		23,505	2,506
6.000% due 03/25/2036 «		249	133
6.000% due 03/25/2036		1,379	753
6.000% due 12/27/2036		21,656	11,995
6.500% due 03/25/2036 ^		4,080	2,373
6.500% due 12/25/2036 þ		38,774	31,113
6.810% due 08/25/2036 ^þ		15,035	13,986
JP Morgan Chase Commercial Mortgage Securities Trust
0.322% due 03/05/2042 ~(a)		158,100	1,639
1.091% due 04/15/2046 ~(a)		10,602	0
1.465% due 08/15/2049 ~(a)		126,023	4,196
4.128% due 07/05/2031		27,783	25,368
6.309% due 11/15/2038 •		1,350	1,322
JP Morgan Mortgage Trust
3.613% due 08/25/2035 «~		2	2
3.636% due 10/25/2036 ^~		655	487
3.717% due 10/25/2033 «~		17	15
3.849% due 02/25/2034 «~		2	2
3.853% due 05/25/2036 ^«~		7	5
3.853% due 05/25/2036 ~		725	611
3.868% due 04/25/2037 ^«~		327	262
3.868% due 04/25/2037 ^~		3,482	2,866
3.881% due 01/25/2037 ^«~		286	226
3.904% due 10/25/2036 ~		227	164
3.909% due 11/25/2035 «~		120	102
3.917% due 12/26/2037 ~		4,785	3,837
3.921% due 11/25/2035 ^~		3,754	3,082
3.927% due 05/25/2036 ^«~		285	228
3.927% due 05/25/2036 ~		1,769	1,448
3.942% due 05/25/2036 ~		527	447
4.035% due 04/25/2036 ~		334	292
4.035% due 04/25/2036 ^~		4,775	4,126
4.047% due 07/25/2035 ~		217	206
4.055% due 06/25/2036 ^«~		129	89
4.076% due 08/25/2035 ^~		623	521
4.078% due 10/25/2035 ^~		182	146
4.086% due 02/25/2035 «~		6	5
4.096% due 10/25/2035 «~		35	32
4.096% due 10/25/2035 ~		175	169
4.111% due 04/25/2035 «~		98	92
4.116% due 09/25/2035 «~		159	138
4.118% due 06/25/2037 ^~		221	176
4.121% due 02/25/2036 ^~		1,681	1,316
4.166% due 04/25/2035 «~		37	34
4.172% due 04/25/2036 ^~		637	541
4.177% due 08/25/2036 ~		5,703	4,799
4.179% due 08/25/2035 ~		462	444
4.186% due 07/25/2035 «~		110	99
4.201% due 04/25/2037 ^«~		415	299
4.206% due 11/25/2035 «~		12	9
4.213% due 06/25/2035 «~		47	44
4.281% due 08/25/2036 ^~		2,116	1,745
4.288% due 10/25/2037 ~		5,055	3,985
4.289% due 06/25/2037 ^~		2,639	2,037
4.290% due 08/25/2036 ^~		447	379
4.319% due 07/25/2035 ~		613	580
4.319% due 07/25/2035 «~		28	23
4.323% due 06/25/2035 «~		38	30
4.374% due 10/25/2035 «~		6	4
4.381% due 10/25/2036 ^~		683	563
4.396% due 06/25/2035 ~		639	633
4.440% due 07/25/2035 «~		5	5
4.440% due 06/25/2036 ^«~		286	199
4.440% due 06/25/2036 ^~		1,681	1,203
4.730% due 07/25/2035 «~		43	42
5.500% due 09/25/2035		2,111	1,745
5.500% due 01/25/2036 ^		609	318
5.500% due 08/25/2037 ^		2,039	1,022
5.750% due 03/25/2037 ^«		345	147
6.000% due 10/25/2034		2,163	1,732
6.000% due 07/25/2036 ^		2,283	1,241
6.000% due 06/25/2037 ^		11,163	5,010
6.000% due 08/25/2037 ^«		80	42
6.000% due 08/25/2037		1,166	643
6.500% due 09/25/2035 «		129	85
7.000% due 08/25/2037 ^		788	427
JP Morgan Resecuritization Trust 3.333% due 11/26/2036 •		8,567	7,897
JPMBB Commercial Mortgage Securities Trust 0.091% due 08/15/2046 ~(a)		13,054	0
JPMDB Commercial Mortgage Securities Trust 0.875% due 12/15/2049 ~(a)		171,057	3,410
Kentmere PLC
0.000% due 10/28/2051 ~	GBP	9,500	12,459
0.000% due 10/28/2051 (h)		10,711	11,171

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.357% due 10/28/2051 •		241,492	305,944
5.957% due 10/28/2051 •		21,423	26,130
6.307% due 10/28/2051 •		21,423	26,082
6.757% due 10/28/2051 •		12,854	15,612
7.557% due 10/28/2051 •		7,141	8,675
9.557% due 10/28/2051 •		12,139	14,314
Kinbane DAC
4.263% due 09/25/2062 ~	EUR	48,165	52,149
4.813% due 09/25/2062 ~		28,699	30,210
5.313% due 09/25/2062 ~		19,800	20,633
5.813% due 09/25/2062 ~		11,900	12,269
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	16,584
2.250% due 02/22/2045		26,742	6,809
5.668% due 02/22/2045 •		172,555	211,264
6.868% due 02/22/2045 •		82,543	96,822
Landmark Mortgage Securities PLC
3.015% due 06/17/2039 •	EUR	1,049	1,082
4.865% due 04/17/2044 •	GBP	15,953	19,606
5.222% due 06/17/2039 •		4,431	5,414
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		$789,318	5,593
0.000% due 07/25/2057 (h)		831	820
0.000% due 07/25/2057 ~		252,217	225,274
0.000% due 04/25/2058 ~		433	426
0.000% due 08/26/2058 (h)		746	681
0.000% due 01/28/2070 ~		4,866	2,802
0.125% due 12/26/2057 ~(a)		393,086	1,881
1.323% due 12/26/2057 ~(a)		115,258	1,298
1.650% due 11/25/2060 þ		17,877	16,320
3.017% due 12/25/2056 ~		785,402	634,204
3.250% due 06/25/2060 þ		14,813	14,555
3.691% due 06/25/2057 ~		111,165	100,207
3.750% due 04/25/2058 ~		135,999	129,586
4.000% due 02/25/2058 ~		187,949	184,136
4.000% due 04/25/2058 ~		106,604	92,517
4.000% due 08/26/2058 ~		114,671	113,554
4.093% due 04/25/2058 ~		53,034	30,080
4.218% due 02/25/2058 ~		132,995	88,820
4.240% due 01/25/2058 ~		180,383	157,399
4.250% due 02/25/2058 ~		132,996	125,621
4.250% due 08/26/2058 ~		357,273	336,373
4.280% due 08/26/2058 ~		178,636	124,803
4.500% due 02/25/2058 ~		132,996	121,211
4.573% due 12/26/2057 ~		273,730	208,191
5.628% due 01/28/2070 ~		363,373	339,519
6.928% due 01/28/2070 •		114,444	114,580
Lehman Mortgage Trust
1.550% due 03/25/2037 ^•(a)		11,935	1,216
4.599% due 12/25/2035 ~		2,881	571
4.834% due 07/25/2037 ~		2,845	1,608
5.039% due 01/25/2036 ^~		876	797
5.500% due 12/25/2035 ^«		29	16
5.570% due 12/25/2036 •		5,790	1,230
5.750% due 07/25/2036 •		4,848	1,786
5.890% due 04/25/2036 ^~		3,217	2,125
6.000% due 08/25/2037		1,561	1,442
6.050% due 12/25/2035 ^•		592	359
6.500% due 09/25/2037 ^		4,650	1,720
Lehman XS Trust
5.450% due 11/25/2035 •		13	13
5.530% due 12/25/2036 •		2,284	1,802
5.530% due 11/25/2046 •		150	130
5.550% due 08/25/2046 ^•		7,998	7,855
5.550% due 11/25/2046 ^•		10,578	9,708
5.550% due 03/25/2047 •		1,227	1,051
5.550% due 07/25/2047 ^•		8,267	8,003
5.570% due 09/25/2046 «•		81	76
5.610% due 07/25/2035 ^þ		620	552
5.630% due 03/25/2047 •		14,298	13,121
5.750% due 12/25/2035 ^«•		6	5
Ludgate Funding PLC
4.590% due 01/01/2061 •	GBP	3,758	4,531
5.030% due 01/01/2061 •		5,056	6,147
5.068% due 12/01/2060 •		3,209	3,874
Luminent Mortgage Trust
5.490% due 12/25/2036 •		$9,965	8,812
5.550% due 02/25/2046 •		78	60
5.710% due 05/25/2037 •		3,398	3,270
LUXE Commercial Mortgage Trust
7.443% due 10/15/2038 •		28,799	27,871
7.943% due 10/15/2038 •		38,383	36,981
Manhattan West Mortgage Trust 0.283% due 09/10/2039 ~(a)		807,900	6,303
Mansard Mortgages PLC 5.651% due 12/15/2049 •	GBP	6,437	8,009

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

MASTR Adjustable Rate Mortgages Trust
3.015% due 07/25/2035 ^~	$660	577
3.244% due 07/25/2035 ^«~	148	127
3.456% due 12/25/2033 «~	23	22
3.476% due 09/25/2035 ^~	729	452
3.506% due 09/25/2033 «~	344	306
3.753% due 11/25/2036 «~	39	22
3.857% due 01/25/2036 ~	2,350	2,177
3.912% due 10/25/2034 ~	145	131
4.125% due 07/25/2034 «~	336	311
4.265% due 05/25/2034 «~	77	70
4.560% due 11/21/2034 «~	155	145
4.578% due 04/21/2034 «~	13	12
4.588% due 12/21/2034 «~	51	48
4.750% due 10/25/2032 «~	33	31
5.114% due 09/25/2034 «~	59	52
5.125% due 12/25/2033 «~	18	17
5.630% due 05/25/2037 •	791	345
5.691% due 06/25/2035 «~	45	39
5.770% due 09/25/2037 •	39	38
5.830% due 05/25/2047 ^•	5,903	4,941
6.250% due 09/25/2037 •	14,481	6,292
MASTR Alternative Loan Trust
5.500% due 07/25/2034	961	928
5.500% due 08/25/2034	1,767	1,671
5.750% due 11/25/2033	1,708	1,644
7.000% due 06/25/2034 «	12	12
MASTR Asset Securitization Trust
5.500% due 06/26/2034 «	8	7
6.000% due 06/25/2036 ^«	138	90
6.000% due 06/25/2036 ^•	1,097	722
MASTR Reperforming Loan Trust
4.063% due 05/25/2036 «~	146	112
5.500% due 05/25/2035 •	1,575	841
5.510% due 07/25/2035 ^•	16,914	8,248
MASTR Seasoned Securitization Trust
4.220% due 10/25/2032 «~	10	9
4.281% due 05/25/2032 «~	161	151
4.321% due 10/25/2032 «~	73	68
4.590% due 10/25/2032 «~	118	114
6.500% due 08/25/2032 «~	22	21
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.893% due 11/15/2031 •	83	79
5.933% due 09/15/2030 •	144	142
Merrill Lynch Alternative Note Asset Trust
4.011% due 06/25/2037 ^~	24,518	14,204
5.290% due 01/25/2037 •	53,343	16,595
5.450% due 01/25/2037 •	6,757	2,116
5.550% due 03/25/2037 •	7,845	2,140
5.750% due 03/25/2037 •	221	57
Merrill Lynch Mortgage Investors Trust
3.577% due 04/25/2035 «~	31	27
3.612% due 02/25/2036 «~	1	1
3.738% due 03/25/2036 ^~	1,902	1,073
3.871% due 05/25/2036 ^«~	161	136
3.980% due 05/25/2034 «~	47	41
3.980% due 05/25/2036 «~	6	5
4.033% due 09/25/2035 ^~	29	24
4.038% due 09/25/2033 «~	5	5
4.054% due 07/25/2035 ^~	309	167
4.059% due 02/25/2034 «~	41	37
4.123% due 06/25/2037 ~	111	102
4.159% due 02/25/2035 «~	79	72
4.159% due 02/25/2035 ~	702	661
4.203% due 12/25/2034 «~	7	7
4.343% due 07/25/2035 ^~	400	351
4.386% due 02/25/2033 ~	14	13
4.583% due 12/25/2035 ^«~	39	25
4.688% due 12/25/2034 «~	140	130
4.715% due 05/25/2036 «~	105	100
5.450% due 09/25/2037	6,171	3,554
5.610% due 04/25/2029 •	319	295
5.610% due 03/25/2030 «•	48	43
5.610% due 09/25/2037	11,114	6,415
5.643% due 03/25/2030 «•	99	85
5.685% due 08/25/2036 «•	1	1
5.810% due 06/25/2028 •	564	511
5.810% due 11/25/2029 •	709	640
5.823% due 10/25/2028 «•	15	14
5.830% due 04/25/2028 «•	5	5
5.843% due 11/25/2029 «•	20	19
5.964% due 07/25/2030 «•	108	103
6.002% due 05/25/2029 «~	49	43
6.250% due 10/25/2036	1,786	760
6.283% due 01/25/2030 «•	5	4
6.363% due 01/25/2029 «•	122	108

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

6.833% due 01/25/2029 ~		2,242	2,149
6.967% due 09/25/2029 «~		93	87
7.112% due 01/25/2029 «~		1	1
Merrill Lynch Mortgage Trust 0.000% due 02/12/2051 ~(a)		4,033	0
Merrill Lynch Mortgage-Backed Securities Trust
4.030% due 06/25/2037 ^«~		6	4
7.620% due 08/25/2036 ^•		3,583	3,173
MFA Trust 4.400% due 03/25/2068		73,858	69,740
Morgan Stanley Bank of America Merrill Lynch Trust
1.063% due 02/15/2047 ~(a)		27,325	34
3.040% due 04/15/2048		2,127	2,068
Morgan Stanley Capital Trust
0.268% due 11/12/2049 ~(a)		82	0
1.002% due 07/15/2053 ~(a)		54,413	2,809
1.962% due 07/15/2053 ~(a)		108,506	10,359
2.509% due 04/05/2042 ~		2,000	1,516
3.340% due 03/15/2049		6,142	5,882
Morgan Stanley Mortgage Loan Trust
2.120% due 06/25/2037 ~		11,703	6,148
3.131% due 01/25/2035 «~		278	245
3.162% due 07/25/2035 ~		138	120
3.430% due 11/25/2037 ^~		1,616	1,376
3.732% due 12/25/2037 ~		4,288	2,983
3.743% due 11/25/2035 «~		68	34
3.751% due 09/25/2035 ^~		39	28
4.212% due 07/25/2034 «~		100	96
4.248% due 07/25/2034 «~		70	63
4.271% due 05/25/2036 ^~		8,225	4,833
4.384% due 08/25/2034 «~		2	2
4.421% due 09/25/2034 ~		545	512
4.552% due 10/25/2034 «~		28	26
4.768% due 08/25/2034 ~		588	547
5.317% due 07/25/2035 ^«~		45	39
5.430% due 01/25/2036 •		1,081	582
5.500% due 11/25/2035 ^«		43	36
5.547% due 06/25/2036 ~		301	295
6.000% due 08/25/2037 ^		272	113
6.000% due 10/25/2037 ^		6,429	3,875
6.297% due 09/25/2034 ~		364	362
7.013% due 08/25/2036 ^þ		6,030	1,393
Morgan Stanley Re-REMIC Trust
3.197% due 06/26/2047 •		39,929	33,965
3.644% due 06/26/2047 •		485	383
3.756% due 04/26/2047 •		31,621	21,691
5.195% due 04/26/2047 ~		3,443	2,011
5.250% due 05/26/2037 ~		7,410	3,892
6.250% due 08/26/2047 ~		11,150	6,760
Mortgage Equity Conversion Asset Trust 5.790% due 05/25/2042 •		54,651	51,123
MortgageIT Mortgage Loan Trust
5.570% due 04/25/2036 •		10,632	8,834
5.610% due 06/25/2047 •		11,283	9,176
5.650% due 11/25/2035 •		13,054	10,797
MSJP HAUL
0.562% due 09/05/2047 ~(a)		31,700	853
1.049% due 09/05/2047 ~(a)		53,100	1,875
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034 ^«		436	362
6.500% due 02/25/2035 ^		1,350	1,210
7.500% due 03/25/2034 ^		1,531	1,343
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		29,500	26,460
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,956	1,806
3.750% due 11/25/2058 ~		23,056	21,221
New Rochelle Public Library Trust
0.010% due 09/25/2062		854	829
3.513% due 05/01/2058 ~		263,628	227,729
4.459% due 09/25/2062 «		185,186	162,963
4.459% due 09/27/2062 «		7,906	6,957
4.790% due 05/01/2058 (h)		512	505
New York Mortgage Trust 5.480% due 08/25/2035 •		291	262
Newgate Funding PLC
4.126% due 12/15/2050 •	EUR	366	385
4.776% due 12/15/2050 •		1,990	1,992
4.880% due 12/01/2050 •	GBP	1,464	1,773
5.026% due 12/15/2050 •	EUR	3,329	3,238
6.005% due 12/15/2050 •	GBP	10,561	12,870
6.255% due 12/15/2050 •		2,985	3,493
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.834% due 10/25/2035 ~		$302	175
4.355% due 02/25/2036 ~		631	482
4.821% due 02/25/2036 ^«~		319	225

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

4.937% due 08/25/2035 «~		53	52
5.257% due 08/25/2034 ~		1,356	1,337
5.500% due 05/25/2033 «		1	1
5.659% due 03/25/2035 «þ		1	0
5.710% due 04/25/2037 «•		98	64
6.000% due 05/25/2033 «		2	2
6.215% due 08/25/2036 ^~		6,481	1,272
6.431% due 08/25/2036 ^~		2,765	542
7.000% due 04/25/2033 «		6	5
Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		106,537	82,010
2.939% due 10/26/2036 •		3,880	3,310
3.164% due 10/25/2036 ~		6,827	4,944
6.000% due 07/26/2037		14,300	6,189
6.050% due 07/25/2036 •		2,895	2,743
NovaStar Mortgage Funding Trust 0.440% due 09/25/2046 •		69,005	26,327
OBX Trust
3.270% due 01/25/2062		6,282	5,801
6.113% due 03/25/2063		56,506	56,159
6.567% due 06/25/2063		46,000	45,989
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.170% due 07/25/2035		6,091	5,764
PHH Alternative Mortgage Trust 6.000% due 02/25/2037		2,734	2,261
Prime Mortgage Trust 7.000% due 07/25/2034 «		109	93
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	0
0.000% due 10/29/2054 (b)(h)		85,302	75,722
4.150% due 10/29/2054 •		290,573	319,198
4.600% due 10/29/2054 •		52,929	57,583
4.900% due 10/29/2054 •		38,495	41,880
5.880% due 10/29/2054 •		28,871	31,595
7.750% due 10/29/2054 •		24,059	26,437
PRPM LLC 4.000% due 06/25/2053		$29,495	27,647
RBSSP Resecuritization Trust
3.768% due 12/26/2036 ~		11,243	10,609
3.816% due 10/26/2036 ~		7,348	6,876
3.873% due 12/26/2036 ^~		2,354	1,915
4.029% due 08/26/2045 •		107	104
4.032% due 03/26/2037 •		29,215	24,003
4.079% due 09/28/2047 ~		88,369	62,931
4.384% due 03/26/2036 ~		5,988	4,022
4.970% due 02/28/2047 ~		12,409	8,400
5.378% due 06/27/2036 •		1,000	792
6.888% due 12/26/2037 •		19,811	17,502
Real Estate Asset Liquidity Trust 3.641% due 06/14/2061	CAD	9,749	7,172
Regal Trust 3.910% due 09/29/2031 «•		$26	22
Residential Accredit Loans, Inc. Trust
3.923% due 08/25/2035 ^~		539	208
4.165% due 06/25/2046 •		40,021	9,751
4.561% due 04/25/2035 ~		8,186	6,031
4.640% due 07/25/2035 ~		5,014	3,570
4.702% due 07/25/2035 ~		2,672	1,513
4.834% due 12/25/2035 ^~		7,027	5,725
4.873% due 07/25/2035 ~		972	900
4.976% due 01/25/2046 ^•		10,171	8,504
5.091% due 11/25/2037 ~		7,132	5,948
5.300% due 02/25/2047 •		30,511	11,549
5.336% due 09/25/2045 •		342	307
5.383% due 12/26/2034 ^«~		131	56
5.400% due 02/25/2036 ^•		6,515	4,134
5.450% due 08/25/2035 •		2,346	1,787
5.450% due 04/25/2037 •		2,658	1,873
5.476% due 08/25/2035 •		151	125
5.480% due 03/25/2037 •		158	32
5.490% due 01/25/2037 •		2,483	2,047
5.500% due 08/25/2035 ^«		18	15
5.500% due 11/25/2035 •		2,407	1,937
5.500% due 06/25/2037		3,444	2,593
5.510% due 05/25/2036 •		5,965	5,248
5.510% due 07/25/2036 •		21,935	9,192
5.510% due 09/25/2036 •		6,673	6,072
5.510% due 11/25/2036 •		1,974	1,201
5.510% due 01/25/2037 ^•		554	369
5.530% due 09/25/2036 ^•		3,096	2,861
5.550% due 06/25/2036 «•		133	93
5.550% due 05/25/2047 •		4,807	4,283
5.560% due 09/25/2046 •		2,091	1,999
5.580% due 05/25/2046 •		11,700	10,161
5.670% due 12/25/2045 •		10,147	8,219
5.690% due 05/25/2046 ^•		665	530

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.710% due 12/25/2045 •		283	224
5.750% due 04/25/2036 •		18,633	15,816
5.750% due 08/25/2036 •		3,840	2,862
5.750% due 01/25/2037		2,150	1,621
6.000% due 08/25/2035 ^		365	310
6.000% due 10/25/2035 ^		5,781	2,251
6.000% due 12/25/2035 ^«		15	13
6.000% due 12/25/2035 ^		1,701	1,530
6.000% due 12/25/2035		3,743	3,367
6.000% due 08/25/2036 ^«		271	216
6.000% due 08/25/2036 ^		14,407	11,761
6.000% due 09/25/2036		1,988	1,502
6.000% due 01/25/2037 «		78	59
6.000% due 01/25/2037		1,447	1,109
6.000% due 02/25/2037 ^		8,170	6,581
6.000% due 03/25/2037 ^		6,994	5,775
6.000% due 05/25/2037		6,326	5,106
6.000% due 05/25/2037 ^		905	730
6.000% due 06/25/2037 ^		13,090	10,192
6.500% due 08/25/2036		16,225	13,084
7.096% due 08/25/2047		50,502	9,444
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031 «		46	39
7.500% due 07/25/2032 «		351	145
Residential Asset Securitization Trust
1.540% due 04/25/2037 •(a)		9,656	1,580
5.250% due 09/25/2033 «		387	356
5.460% due 04/25/2037 •		9,657	1,854
5.500% due 07/25/2035		5,595	3,594
5.500% due 09/25/2035 ^		19,181	9,820
5.500% due 06/25/2036 •		5,871	1,653
5.850% due 07/25/2036 •		4,582	3,213
6.000% due 02/25/2036		2,576	1,186
6.000% due 11/25/2036 ^		6,341	2,436
6.000% due 01/25/2037 ^		3,387	1,222
6.000% due 03/25/2037 ^		6,763	2,318
6.000% due 04/25/2037		533	311
6.000% due 05/25/2037		6,603	3,774
6.000% due 07/25/2037		1,627	705
6.000% due 07/25/2037 ^		6,150	2,666
6.000% due 08/25/2037		638	365
6.250% due 11/25/2036 ^		11,657	4,663
6.500% due 09/25/2036		3,257	1,166
6.500% due 04/25/2037 ^		19,134	5,533
Residential Funding Mortgage Securities, Inc. Trust
3.707% due 08/25/2035 ^~		1,763	875
4.500% due 09/26/2023 «		96	38
4.900% due 09/25/2036 ^«~		20	17
4.983% due 10/25/2037 ^~		5,167	3,226
5.086% due 04/25/2037 ~		373	320
5.351% due 10/25/2037 ^~		3,091	2,553
5.377% due 07/27/2037 ^«~		112	84
5.500% due 03/25/2037 ^		2,098	1,461
5.750% due 09/25/2036 «		298	218
6.000% due 04/25/2037 ^		1,179	913
6.000% due 04/25/2037 ^•		62	47
6.000% due 10/25/2037 ^«		385	214
6.500% due 03/25/2032 «		36	34
Resloc UK PLC 3.686% due 12/15/2043 •	EUR	4,410	4,598
Ripon Mortgages PLC
0.000% due 08/28/2056 (h)	GBP	94,120	88,105
0.010% due 08/20/2056 «		24,190	29,598
0.070% due 08/28/2056		2,143	4
5.691% due 08/28/2056 •		123,878	155,128
5.941% due 08/28/2056 •		78,831	97,529
6.291% due 08/28/2056 •		45,046	55,224
7.091% due 08/28/2056 •		11,260	13,830
7.791% due 08/28/2056 •		28,215	35,340
8.041% due 08/28/2056 •		15,766	19,432
9.091% due 08/28/2056 •		9,008	11,132
RMAC Securities PLC
3.636% due 06/12/2044 •	EUR	1,053	1,088
5.134% due 06/12/2044 •	GBP	9,646	11,725
5.154% due 06/12/2044 •		5,027	6,109
5.502% due 06/12/2044 •		$1,769	1,692
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	92,331	83,594
1.000% due 09/28/2055 ~		18,400	18,655
4.177% due 09/28/2055 •		535,254	582,797
4.327% due 09/28/2055 •		72,544	78,751
4.577% due 09/28/2055 •		49,462	53,615
5.077% due 09/28/2055 •		29,677	32,112
5.827% due 09/28/2055 •		49,461	53,273
Sequoia Mortgage Trust
3.241% due 08/20/2047 ~		$3,426	2,374

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

3.483% due 09/20/2046 ^~		231	160
3.519% due 09/20/2046 ^~		1,477	903
3.565% due 07/20/2037 ^~		2,879	2,281
3.902% due 02/20/2047 ~		1,473	1,218
4.072% due 07/20/2037 ~		488	378
5.777% due 08/20/2034 «•		207	183
5.817% due 06/20/2033 «•		94	88
5.837% due 10/20/2034 •		1,593	1,413
5.857% due 07/20/2033 •		136	125
5.907% due 05/20/2034 «•		4	3
5.917% due 10/20/2027 «•		1	1
5.917% due 04/20/2033 «•		29	25
5.922% due 10/20/2034 «•		150	116
5.957% due 10/20/2027 •		11	11
5.980% due 04/20/2033 «•		245	220
6.071% due 11/20/2034 «•		80	69
SMRT Commercial Mortgage Trust 6.147% due 01/15/2039 •		40,200	39,001
Stratton Mortgage Funding PLC 5.287% due 07/20/2060	GBP	68,241	86,675
Structured Adjustable Rate Mortgage Loan Trust
3.392% due 02/25/2036 ^~		$432	393
3.525% due 11/25/2035 ^~		40	36
3.625% due 09/25/2036 ^~		6,940	4,875
3.699% due 08/25/2036 ~		11,239	9,211
3.798% due 11/25/2035 ^~		163	149
3.835% due 09/25/2036 ^~		6,974	6,520
3.946% due 05/25/2036 ^~		3,117	2,343
4.045% due 07/25/2035 ^~		1,565	1,344
4.172% due 05/25/2036 ^~		4,039	2,614
4.208% due 01/25/2037 ^~		2,996	2,173
4.222% due 08/25/2035 ~		869	754
4.308% due 07/25/2037 ^«~		27	17
4.328% due 03/25/2035 ~		5,801	4,864
4.348% due 11/25/2035 «~		206	151
4.378% due 01/25/2036 ^~		2,809	1,745
4.387% due 03/25/2036 ^~		657	490
4.455% due 09/25/2035 ~		919	825
4.533% due 09/25/2036 ^~		2,112	1,489
4.581% due 02/25/2036 ^~		4,535	2,825
4.702% due 04/25/2035 ~		39	36
4.706% due 05/25/2035 ~		1,096	865
4.825% due 09/25/2034 «~		201	183
4.858% due 12/25/2034 «~		18	16
4.934% due 03/25/2035 «~		269	240
4.954% due 12/25/2035 ~		139	83
4.968% due 10/25/2035 ^~		1,339	1,198
4.974% due 12/25/2035 ~		105	78
5.065% due 04/25/2034 «~		4	4
5.270% due 10/25/2034 «~		40	37
5.450% due 09/25/2034 •		165	148
5.622% due 05/25/2035 ~		2,801	2,153
5.650% due 10/25/2034 «•		283	243
5.795% due 04/25/2035 •		1,036	987
6.063% due 12/25/2034 ~		357	347
7.119% due 10/25/2037 ^•		3,405	3,026
7.450% due 12/25/2037 ^•		4,281	3,708
Structured Asset Mortgage Investments Trust
3.547% due 05/25/2047 ^~		24,318	20,015
3.959% due 05/25/2045 ^«~		60	50
3.971% due 05/25/2036 «~		160	41
4.071% due 02/19/2035 «~		1	1
5.270% due 08/25/2036 •		4,711	4,090
5.330% due 01/25/2037 •		1,523	1,353
5.370% due 09/25/2047 •		8,619	7,191
5.510% due 07/25/2046 •		6,570	5,470
5.530% due 06/25/2036 •		1,706	1,662
5.530% due 07/25/2046 ^•		4,968	3,722
5.550% due 05/25/2036 •		7,512	6,024
5.550% due 10/25/2036 •		2,077	1,812
5.570% due 04/25/2036 •		7,884	6,981
5.570% due 05/25/2036 •		112	75
5.570% due 08/25/2036 ^•		12,088	9,918
5.570% due 05/25/2046 •		96	65
5.570% due 09/25/2047 ^•		12,172	10,082
5.610% due 02/25/2036 •		4,165	3,491
5.610% due 02/25/2036 ^•		17,185	15,006
5.610% due 07/25/2036 ^«•		8	4
5.610% due 05/25/2045 •		3,238	2,936
5.646% due 07/19/2035 •		848	768
5.700% due 09/25/2047 ^•		14,163	11,631
5.710% due 02/25/2036 ^•		7,077	5,959
5.750% due 08/25/2036 ^•		3,854	2,736
5.826% due 05/19/2035 •		590	520
6.000% due 05/25/2047 •		2,593	2,125

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Structured Asset Securities Corp.
5.500% due 03/25/2035 •		2,415	2,069
5.500% due 04/25/2035 •		233	202
Structured Asset Securities Corp. Mortgage Loan Trust 5.870% due 11/25/2035 •		1,222	971
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.833% due 11/25/2033 «~		16	15
5.263% due 01/25/2034 ~		42	41
5.298% due 09/25/2033 «~		73	69
5.520% due 03/25/2033 «~		44	41
5.535% due 11/25/2033 «~		238	232
5.785% due 07/25/2033 «~		116	108
6.038% due 11/25/2032 «~		33	32
6.434% due 12/25/2033 «~		279	261
8.150% due 07/25/2032 •		827	725
Structured Asset Securities Corp. Trust 5.500% due 04/25/2035 «		28	25
SunTrust Adjustable Rate Mortgage Loan Trust
4.055% due 02/25/2037 ^~		1,739	1,506
4.101% due 04/25/2037 ^~		1,058	640
TDA Mixto Fondo de Titulizacion de Activos 7.087% due 03/22/2036 •	EUR	1,200	1,288
Terwin Mortgage Trust 4.124% due 10/25/2037 •		$31,723	11,779
Thornburg Mortgage Securities Trust
2.553% due 03/25/2044 ~		709	690
3.344% due 03/25/2044 ~		3,399	3,241
3.500% due 12/25/2044 «~		20	18
4.484% due 10/25/2043 ~		147	134
5.690% due 03/25/2044 «•		52	47
7.151% due 06/25/2047 •		578	559
Towd Point Mortgage Funding
5.841% due 07/20/2045 •	GBP	4,261	5,413
6.546% due 02/20/2054 •		7,866	9,993
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$3,430	3,156
3.750% due 09/25/2062		109,243	100,546
4.005% due 01/25/2063		8,504	7,074
U.S. Capital Funding Ltd. 5.491% due 07/10/2043 •		50,428	38,136
Uropa Securities PLC
3.255% due 10/10/2040 •	EUR	5,571	5,842
4.729% due 10/10/2040 •	GBP	16,608	20,616
4.779% due 10/10/2040 •		2,063	2,502
Verus Securitization Trust
5.811% due 05/25/2068		$32,792	32,531
5.930% due 03/25/2068		34,658	34,405
6.476% due 06/25/2068		25,700	25,688
Wachovia Mortgage Loan Trust
1.560% due 01/25/2037		6,819	2,621
1.560% due 01/25/2037 •		17,208	6,614
1.679% due 08/25/2036 •		20,363	7,280
Wachovia Mortgage Loan Trust LLC
4.113% due 03/20/2037 ^«~		14	12
4.163% due 10/20/2035 «~		6	6
4.174% due 10/20/2035 ^«~		113	104
4.324% due 10/20/2035 ~		201	191
4.654% due 08/20/2035 ^~		325	310
WaMu Mortgage Pass-Through Certificates Trust
3.053% due 01/25/2037 ^~		1,958	1,638
3.168% due 01/25/2037 ^~		6,062	5,160
3.230% due 10/25/2036 ^~		592	536
3.307% due 01/25/2037 ^~		2,896	2,545
3.320% due 05/25/2037 ^~		5,565	4,373
3.342% due 11/25/2036 ^~		1,709	1,471
3.347% due 11/25/2036 ^~		453	408
3.355% due 10/25/2036 ^«~		141	125
3.430% due 03/25/2037 ^~		13,821	11,485
3.435% due 12/25/2036 ^~		37	32
3.669% due 02/25/2037 ^~		6,995	6,328
3.693% due 08/25/2046 ^~		46	41
3.704% due 02/25/2037 ^~		1,780	1,492
3.715% due 09/25/2036 ^~		4,851	4,303
3.753% due 02/25/2037 ^~		14,712	13,461
3.757% due 03/25/2037 ^~		7,247	6,636
3.768% due 12/25/2036 ^~		2,580	2,316
3.772% due 02/25/2037 ^~		8,118	7,285
3.784% due 06/25/2037 ^~		1,324	1,163
3.785% due 01/25/2036 ~		713	637
3.789% due 04/25/2037 ^~		7,863	7,085
3.800% due 10/25/2035 ~		1,680	1,522
3.809% due 07/25/2037 ^~		8,030	7,427
3.824% due 06/25/2037 ^~		3,510	3,111
3.852% due 08/25/2035 «~		7	6
3.865% due 09/25/2035 ~		179	167
3.883% due 03/25/2036 ~		1,365	1,244

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

3.900% due 12/25/2035 ~		8,179	7,742
3.967% due 01/25/2036 ^~		210	206
3.974% due 05/25/2037 ^~		670	594
3.975% due 01/25/2036 ~		1,158	1,044
4.008% due 12/25/2046 ^•		6,793	5,819
4.008% due 12/25/2046 •		194	172
4.029% due 08/25/2036 ^~		8,561	7,339
4.031% due 05/25/2046 •		6,606	6,176
4.079% due 03/25/2035 ~		491	475
4.079% due 03/25/2035 «~		44	42
4.081% due 07/25/2037 ^~		1,502	1,402
4.134% due 08/25/2034 ~		327	311
4.195% due 02/25/2033 «~		169	158
4.198% due 01/25/2035 ~		890	815
4.676% due 02/25/2047 ^•		14,040	11,985
4.706% due 01/25/2047 •		686	640
4.716% due 01/25/2047 ^•		3,026	2,715
4.726% due 06/25/2047 •		7,783	6,357
4.736% due 04/25/2047 •		1,991	1,757
4.736% due 04/25/2047 «•		34	24
4.816% due 11/25/2046 •		6,256	5,383
4.856% due 10/25/2046 ^•		26,754	22,980
4.936% due 09/25/2046 •		4,224	3,488
4.956% due 06/25/2046 •		464	425
4.956% due 07/25/2046 •		5,686	4,652
4.966% due 06/25/2046 •		1,158	1,024
4.976% due 02/25/2046 •		1,922	1,698
5.024% due 07/25/2046 •		6,457	5,436
5.176% due 11/25/2042 •		83	77
5.376% due 08/25/2042 •		49	47
5.610% due 04/25/2045 •		4,696	4,592
5.670% due 11/25/2045 •		1,835	1,700
5.690% due 12/25/2045 •		1,852	1,684
5.730% due 07/25/2045 •		3,402	3,169
5.730% due 12/25/2045 •		2,690	2,437
5.770% due 01/25/2045 •		423	416
5.790% due 08/25/2045 •		1,752	1,657
5.810% due 01/25/2045 •		2,078	2,044
5.830% due 01/25/2045 •		2,022	1,921
5.850% due 01/25/2045 «•		35	34
5.890% due 11/25/2034 •		1,089	997
5.930% due 10/25/2044 •		728	672
5.950% due 10/25/2044 •		944	841
6.030% due 11/25/2034 «•		22	19
6.030% due 07/25/2044 •		2,960	2,763
6.710% due 10/25/2045 •		650	626
WaMu Mortgage-Backed Pass-Through Certificates 2.934% due 12/19/2039 «~		32	30
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	7	37,353
5.574% due 12/21/2049		212,368	268,425
6.564% due 12/21/2049 •		46,014	57,886
7.064% due 12/21/2049 •		23,010	28,791
7.564% due 12/21/2049 •		13,146	16,394
8.064% due 12/21/2049 •		13,146	16,120
Washington Mutual Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 «~		$129	113
4.022% due 09/25/2036 ^þ		28,733	8,300
4.163% due 10/25/2036 ^þ		57	21
4.300% due 10/25/2036 ^þ		6,517	1,882
4.676% due 01/25/2047 •		14,867	12,088
4.676% due 04/25/2047 •		3,612	2,852
4.696% due 12/25/2046 •		5,134	4,181
4.746% due 04/25/2047 •		5,087	4,032
4.826% due 10/25/2046 ^•		10,482	8,823
4.896% due 09/25/2046 ^•		15,700	12,577
4.916% due 04/25/2046 •		24,946	21,022
4.946% due 05/25/2046 ^•		2,223	1,811
5.500% due 05/25/2035 ^•		3,038	2,395
5.500% due 06/25/2035		1,099	906
5.500% due 06/25/2035 «		35	30
5.500% due 07/25/2035 •		715	601
5.500% due 08/25/2035 «		30	24
5.500% due 11/25/2035 ^«		359	269
5.530% due 07/25/2046 •		261	198
5.610% due 12/25/2036 •		2,892	2,370
5.670% due 12/25/2035 •		278	245
5.750% due 11/25/2035 ^«		460	393
5.750% due 01/25/2036 ^		3,051	2,520
5.750% due 03/25/2036 ^•		943	851
6.000% due 09/25/2035 ^«•		311	258
6.000% due 11/25/2035 ^		1,253	1,192
6.000% due 04/25/2036 ^		2,045	1,684
6.000% due 04/25/2037		5,219	4,444
6.500% due 11/25/2035 ^		556	324
6.500% due 03/25/2036		11,232	8,383

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

6.500% due 07/25/2036 þ	1,411	367
6.500% due 08/25/2036 ^	15,985	13,013
6.721% due 07/25/2036 ^þ	21,582	5,615
6.949% due 07/25/2036 ^þ	1,963	510
7.000% due 05/25/2036 ^þ	3,021	2,546
7.500% due 04/25/2033 «	6	6
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037 «	371	311
Wells Fargo Commercial Mortgage Trust
1.107% due 01/15/2052 ~(a)	119,793	4,699
1.749% due 10/15/2049 ~(a)	253,344	9,952
3.324% due 01/15/2059	7,420	7,192
3.487% due 11/15/2048	2,382	2,302
Wells Fargo Mortgage Loan Trust
3.855% due 12/27/2046 ~	12,254	6,426
5.318% due 09/27/2047 •	16,447	14,348
Wells Fargo Mortgage-Backed Securities Trust
4.417% due 11/25/2037 ^~	21	18
4.509% due 10/25/2036 ^~	1,155	1,016
4.517% due 10/25/2034 «~	16	15
4.564% due 10/25/2036 ~	1,208	1,128
4.590% due 08/25/2035 ~	90	86
4.628% due 04/25/2037 ^«~	105	89
4.692% due 04/25/2036 ~	1,748	1,647
4.890% due 08/25/2036 ^~	430	402
5.500% due 09/26/2023 «	2	2
6.000% due 06/25/2036 ^«	283	233
6.000% due 06/25/2037 ^«	430	380
6.000% due 11/25/2037 ^	964	800
Wells Fargo-RBS Commercial Mortgage Trust
0.628% due 03/15/2047 ~(a)	83,202	280
1.404% due 03/15/2047 ~(a)	61,052	148

Total Non-Agency Mortgage-Backed Securities (Cost $46,748,315)		42,496,581

ASSET-BACKED SECURITIES 11.9%
Aames Mortgage Investment Trust
6.350% due 06/25/2035 «•	163	159
7.175% due 01/25/2035 •	3,340	3,140
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030 ~	6,703	6,377
Academic Loan Funding Trust 5.950% due 12/26/2044 •	1,814	1,748
Accredited Mortgage Loan Trust
5.370% due 02/25/2037 •	25,211	23,789
5.420% due 09/25/2036 •	1,486	1,365
5.420% due 02/25/2037 •	5,000	4,195
5.750% due 07/25/2034 •	2,037	1,973
5.870% due 09/25/2035 •	1,829	1,793
6.020% due 09/25/2035 •	4,200	3,841
ACE Securities Corp. Home Equity Loan Trust
5.220% due 11/25/2036 •	7,990	3,354
5.270% due 10/25/2036 •	167	64
5.270% due 11/25/2036 •	14,440	6,082
5.270% due 12/25/2036 •	2,296	1,225
5.290% due 12/25/2036 •	15,632	8,338
5.320% due 11/25/2036 •	6,432	2,718
5.330% due 07/25/2036 ^•	36,676	10,239
5.370% due 11/25/2036 •	8,638	3,659
5.390% due 12/25/2036 •	7,991	2,866
5.390% due 01/25/2037 •	1,171	690
5.410% due 12/25/2036 •	100,816	54,058
5.430% due 06/25/2036	13,580	12,750
5.430% due 07/25/2036 •	50,223	40,136
5.430% due 10/25/2036 •	43,649	21,482
5.450% due 04/25/2036 •	6,917	6,672
5.450% due 07/25/2036 ^•	9,630	2,689
5.450% due 07/25/2036 •	26,177	7,922
5.490% due 01/25/2037 •	1,249	736
5.530% due 02/25/2036 •	14,212	13,917
5.590% due 01/25/2037 •	15,199	3,873
5.630% due 07/25/2036 •	18,400	5,617
5.650% due 07/25/2036 •	32,555	9,089
5.650% due 01/25/2037 •	1,171	690
5.690% due 08/25/2036 •	9,553	8,217
5.750% due 02/25/2036 •	1,071	1,050
5.810% due 08/25/2035 •	7,643	7,329
5.810% due 11/25/2035 •	808	812
6.050% due 09/25/2033 •	1,612	1,542
6.050% due 12/25/2034 •	1,105	991
6.080% due 02/25/2036 ^•	1,720	1,555
6.125% due 06/25/2034 •	7,116	6,508
6.125% due 07/25/2035 «•	263	256
6.155% due 07/25/2035 •	17,500	16,907
6.185% due 06/25/2035 •	5,436	5,028
6.200% due 12/25/2033 •	855	833

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

6.200% due 08/25/2045 •	865	862
6.275% due 04/25/2035 •	3,371	2,850
8.345% due 06/25/2034 •	847	659
Aegis Asset-Backed Securities Trust
5.390% due 01/25/2037 •	6,164	4,685
5.900% due 03/25/2035 •	5,325	4,238
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.855% due 10/25/2035 •	5,888	5,395
6.200% due 01/25/2034 •	580	562
6.875% due 10/25/2034 •	1,352	1,334
6.980% due 12/25/2034 •	7,657	6,461
7.250% due 12/25/2034 «•	102	5
AFC Home Equity Loan Trust
5.750% due 09/27/2027 «•	15	14
5.800% due 09/22/2028 «•	47	45
6.030% due 02/25/2029 «•	156	146
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~	5,127	4,478
5.580% due 07/15/2037 •	9,958	8,862
5.660% due 07/15/2037 •	27,000	21,870
5.820% due 12/23/2037 •	7,747	7,089
5.860% due 09/23/2037 •	11,491	9,998
5.870% due 12/23/2036 •	10,550	8,943
5.880% due 09/23/2036 •	9,599	8,447
5.900% due 06/23/2036 •	11,907	10,954
5.940% due 09/23/2037 •	2,255	1,691
5.990% due 06/23/2036 •	27,500	22,688
5.990% due 12/23/2036 •	7,500	5,775
5.999% due 07/30/2034 •	7,000	6,160
6.010% due 05/01/2034 •	2,676	2,489
6.010% due 12/23/2035 •	20,821	19,051
6.040% due 09/23/2036 •	12,000	9,720
6.140% due 03/23/2035 •	5,000	4,250
6.190% due 12/23/2034 •	4,750	4,465
6.290% due 09/23/2038 •	44,346	39,911
6.490% due 09/23/2038 •	10,000	8,350
Ameriquest Mortgage Securities Trust
5.250% due 10/25/2036 •	7,543	2,286
5.325% due 10/25/2036 •	3,421	1,872
5.390% due 10/25/2036 •	18,834	5,709
5.705% due 04/25/2036 •	13,000	12,166
5.810% due 03/25/2036 •	11,988	8,788
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.817% due 06/25/2033 •	1,059	971
3.425% due 04/25/2034 •	981	869
3.892% due 05/25/2034	5,525	4,456
4.039% due 11/25/2034 •	5,384	4,999
4.039% due 11/25/2034	7,013	5,860
4.684% due 12/25/2033 «•	75	72
5.855% due 01/25/2036 •	30	30
5.900% due 01/25/2036 •	8,000	7,691
5.945% due 03/25/2035 «•	68	66
6.020% due 07/25/2034 •	36	35
6.020% due 01/25/2036 •	14,093	13,131
6.065% due 01/25/2035 •	643	620
6.110% due 10/25/2035 •	1,918	1,718
6.125% due 05/25/2035 •	3,800	3,601
6.125% due 07/25/2035 •	7,250	6,753
6.125% due 08/25/2035 «•	434	422
6.125% due 09/25/2035 •	7,500	6,016
6.170% due 10/25/2034 •	1,166	1,150
6.170% due 01/25/2035 •	1,184	1,058
6.200% due 05/25/2035 •	588	529
6.200% due 07/25/2035	3,000	2,542
6.245% due 09/25/2034 •	8,300	7,408
6.320% due 03/25/2035 •	6,952	6,383
6.425% due 08/25/2035 •	2,782	2,603
6.710% due 01/25/2035 •	2,184	1,803
6.875% due 05/25/2034 •	11,176	10,597
6.875% due 08/25/2035 •	14,800	12,618
6.905% due 10/25/2034 •	1,813	1,710
7.925% due 03/25/2033 «•	54	34
8.525% due 11/25/2032 ^•	1,488	1,453
8.675% due 11/25/2032 ^«•	3	0
10.400% due 02/25/2033 •	1,212	1,063
Amortizing Residential Collateral Trust
5.850% due 10/25/2031 •	11	10
5.975% due 08/25/2031 •	203	217
6.185% due 07/25/2032 «•	6	6
6.550% due 01/25/2033 «•	41	39
6.950% due 07/25/2032 «•	39	38
Apidos CLO
6.200% due 10/20/2030 •	2,350	2,322
6.480% due 04/15/2033 •	3,000	2,948
Argent Securities Trust
5.260% due 09/25/2036 •	6,962	2,294

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.330% due 07/25/2036 •	5,084	1,345
5.390% due 09/25/2036 •	4,350	1,433
5.450% due 06/25/2036 •	32,948	9,204
5.450% due 07/25/2036 •	96,544	58,841
5.500% due 04/25/2036 •	20,025	11,662
5.510% due 04/25/2036 •	6,858	2,270
5.530% due 03/25/2036 •	8,066	7,088
5.630% due 06/25/2036 •	5,638	1,575
5.630% due 07/25/2036 •	5,410	1,432
5.690% due 05/25/2036 •	15,962	3,959
5.710% due 04/25/2036 •	6,820	2,259
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.815% due 10/25/2034 •	1,218	1,194
5.840% due 11/25/2035 •	2,774	2,328
5.885% due 10/25/2035 •	2,900	2,824
5.910% due 02/25/2036 •	2,957	2,260
6.950% due 11/25/2034 •	3,311	3,006
7.025% due 11/25/2034 «•	283	228
7.250% due 11/25/2034 «•	74	81
Asset-Backed Funding Certificates Trust
5.260% due 01/25/2037 •	10,181	5,896
5.280% due 01/25/2037 •	43,366	30,201
5.290% due 10/25/2036 •	36,868	30,778
5.300% due 10/25/2036 •	2,336	2,305
5.310% due 01/25/2037 •	57,147	33,163
5.370% due 01/25/2037 •	34,144	19,849
5.430% due 11/25/2036 •	6,663	3,942
5.450% due 09/25/2036 •	4,733	4,670
5.470% due 11/25/2036 •	13,151	5,763
5.570% due 09/25/2036 ^•	31,853	28,256
5.650% due 11/25/2036 •	2,655	1,163
5.810% due 03/25/2035 •	3,555	3,418
5.930% due 09/25/2033 •	855	774
6.050% due 02/25/2034 •	3,080	3,018
6.125% due 06/25/2035 •	14,137	12,803
6.150% due 06/25/2037 •	2,485	1,929
6.155% due 03/25/2035 •	1,539	1,338
6.275% due 12/25/2032 «•	166	182
6.920% due 12/25/2033 •	2,097	2,010
7.325% due 01/25/2034 «•	312	212
7.850% due 07/25/2033 «•	276	253
Asset-Backed Securities Corp. Home Equity Loan Trust
2.822% due 07/25/2036 «•	214	207
3.240% due 03/25/2036 •	10,132	8,596
3.500% due 12/25/2036 •	2,710	2,581
3.682% due 01/25/2036 •	17,627	15,279
3.688% due 12/25/2036 •	18,131	16,757
5.440% due 11/25/2036	9,105	8,732
6.050% due 06/25/2035 •	6,856	6,637
6.170% due 07/25/2035 •	5,000	4,752
6.245% due 02/25/2035 •	85	86
6.260% due 07/25/2035 •	3,794	3,236
6.843% due 03/15/2032 «•	121	116
BankAmerica Manufactured Housing Contract Trust 7.328% due 12/10/2025 ~	5,000	983
Basic Asset-Backed Securities Trust 5.720% due 04/25/2036 •	8,689	8,061
Bayview Financial Acquisition Trust 5.703% due 05/28/2037 •	3,476	3,170
Bayview Financial Asset Trust
5.600% due 03/25/2037 •	4,028	3,957
5.950% due 03/25/2037 •	2,093	2,019
6.050% due 03/25/2037 •	2,190	2,126
6.300% due 03/25/2037 •	1,190	1,166
6.650% due 03/25/2037 •	1,102	1,102
Bayview Financial Mortgage Pass-Through Trust 6.048% due 04/28/2036 •	5,774	5,607
Bayview Financial Revolving Asset Trust 6.108% due 12/28/2040 •	1,225	1,208
Bear Stearns Asset-Backed Securities Trust
3.091% due 10/25/2036 ~	50	31
3.534% due 09/25/2034 «•	38	36
4.477% due 11/25/2035 ^•	24,072	22,589
4.527% due 02/25/2036 •	9,785	9,312
4.705% due 12/25/2035 •	219	219
4.705% due 12/25/2035 ^•	3,400	3,382
4.807% due 05/25/2035 •	2,043	1,993
4.842% due 12/25/2035 •	13,579	13,081
4.847% due 12/25/2036 ^•	5,399	6,592
4.993% due 12/25/2035 •	8,584	8,348
5.026% due 07/25/2036 •	645	536
5.085% due 04/25/2036 •	6,608	9,084
5.087% due 08/25/2034 «•	68	66
5.161% due 01/25/2035 •	961	934
5.290% due 04/25/2037 •	5,145	7,295
5.390% due 06/25/2047 •	2,305	2,294

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.400% due 01/25/2037	15,015	14,099
5.450% due 11/25/2036 •	1,021	982
5.450% due 06/25/2047 •	750	719
5.470% due 08/25/2036 •	1,432	1,365
5.490% due 10/25/2036 •	2,262	2,249
5.500% due 08/25/2036 «	198	190
5.500% due 05/25/2037 ^•	14,775	11,470
5.527% due 02/25/2034 •	1,375	1,321
5.600% due 06/25/2036 •	8,060	7,982
5.600% due 01/25/2047 •	12,647	12,080
5.630% due 02/25/2037 •	26,379	23,523
5.690% due 05/25/2036 •	25,470	23,228
5.810% due 10/25/2032 «•	2	2
5.825% due 08/25/2036 •	1,777	1,763
5.910% due 01/25/2037 •	4,433	4,363
5.950% due 10/27/2032 •	34	33
5.950% due 09/25/2046 •	2,608	2,441
6.000% due 08/25/2036	2,345	2,291
6.100% due 10/25/2037 •	7,493	7,091
6.150% due 10/25/2037 •	9,360	9,032
6.150% due 11/25/2042 •	649	636
6.155% due 06/25/2035 •	10,723	10,266
6.170% due 10/25/2035 •	6,202	6,046
6.200% due 08/25/2037 •	768	644
6.230% due 06/25/2035 •	5,817	5,614
6.275% due 02/25/2035 •	836	831
6.500% due 01/25/2036 «•	384	374
6.500% due 08/25/2036 ^	3,111	1,168
6.750% due 08/25/2037 •	29,266	23,710
7.400% due 04/25/2036 •	8,942	8,963
7.775% due 09/25/2035 •	6,434	6,393
Bear Stearns Second Lien Trust
5.340% due 01/25/2037 •	1,019	982
5.590% due 08/25/2037 •	5,126	4,759
Bear Stearns Structured Products, Inc. Trust 7.150% due 03/25/2037 •	4,646	4,579
Benefit Street Partners CLO Ltd. 6.430% due 07/15/2034 •	2,500	2,459
BNC Mortgage Loan Trust
3.821% due 10/25/2036 •	8,046	5,817
5.360% due 07/25/2037 •	6,077	5,474
5.470% due 11/25/2036 •	289	275
5.770% due 11/25/2036	21,000	10,803
Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028 ~	461	445
6.975% due 12/15/2029 ~	8,918	1,103
7.180% due 12/15/2029 ~	22,628	2,880
7.575% due 06/15/2030 ~	16,139	2,074
7.935% due 12/15/2030 ~	3,718	3,646
BPCRE Holder LLC 7.491% due 01/16/2037 •	51,700	51,441
Buckingham CDO Ltd.
5.332% due 09/05/2051 •	990,065	28,201
5.343% due 04/05/2041 •	643,393	46,714
Camber PLC 1.571% due 11/09/2053 •	183,696	1,088
Carrington Mortgage Loan Trust
5.300% due 04/25/2036 ^•	26,729	25,527
5.300% due 08/25/2036 •	6,706	6,335
5.370% due 01/25/2037 •	17,797	13,149
5.400% due 10/25/2036 •	4,967	3,902
5.410% due 02/25/2037 •	10,019	9,067
5.570% due 12/26/2036 •	8,317	6,549
5.690% due 02/25/2036 •	10,000	8,899
6.140% due 06/25/2035 •	4,233	4,123
6.200% due 05/25/2035 •	6,117	5,854
7.175% due 05/25/2035	10,964	9,707
Carvana Auto Receivables Trust
4.680% due 02/10/2028	18,000	17,414
5.380% due 03/12/2029	38,537	37,703
5.420% due 04/10/2028	66,134	65,120
5.980% due 08/10/2026	35,890	35,802
CDC Mortgage Capital Trust
5.890% due 11/25/2034 «•	34	34
6.950% due 06/25/2034 •	543	542
Centex Home Equity Loan Trust
4.229% due 06/25/2034 «•	549	507
5.450% due 01/25/2032 «•	28	26
5.600% due 06/25/2036 «•	22	21
5.610% due 07/25/2032 «•	52	46
5.630% due 06/25/2036 •	31,200	30,124
5.795% due 03/25/2035 •	519	512
5.800% due 09/25/2032 •	417	408
5.840% due 03/25/2035 •	1,173	1,129
5.870% due 01/25/2035 •	269	266
5.975% due 01/25/2035 •	475	447

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

6.065% due 10/25/2035 •		241	241
6.080% due 09/25/2034 •		3,190	3,065
6.095% due 03/25/2034 «•		72	68
6.110% due 10/25/2035 •		7,620	7,468
6.260% due 09/25/2034 þ		768	718
6.350% due 01/25/2035 •		1,291	1,208
6.880% due 03/25/2033 «•		61	55
6.900% due 01/25/2034 «•		11	10
6.950% due 10/25/2035 •		12,568	11,623
Chase Funding Loan Acquisition Trust 6.005% due 06/25/2034 •		6,852	6,614
Chase Funding Trust
4.725% due 05/25/2033 «		399	363
5.650% due 05/25/2032 «•		48	46
5.750% due 07/25/2033 «•		9	8
CHEC Loan Trust 6.110% due 06/25/2034 •		146	142
CIT Group Home Equity Loan Trust 5.988% due 12/25/2031 «•		59	57
CIT Mortgage Loan Trust
6.500% due 10/25/2037 •		6,026	6,016
6.650% due 10/25/2037 •		42,000	40,888
Citicorp Residential Mortgage Trust
4.710% due 11/25/2036 þ		1,328	1,225
4.887% due 09/25/2036 þ		27,294	25,873
Citigroup Mortgage Loan Trust
4.277% due 10/25/2037 þ		15,107	13,800
4.607% due 03/25/2036		1,934	968
5.210% due 07/25/2045 •		1,332	924
5.230% due 01/25/2037 •		11,529	8,455
5.320% due 05/25/2037 •		36,646	27,030
5.330% due 01/25/2037 •		68,875	50,543
5.340% due 05/25/2037 •		32,728	21,710
5.350% due 12/25/2036 •		3,262	2,108
5.400% due 01/25/2037 •		22,422	16,454
5.410% due 03/25/2037 •		30,536	25,858
5.420% due 05/25/2037 •		25,635	23,122
5.430% due 12/25/2036 •		6,034	5,707
5.470% due 09/25/2036 •		4,754	4,127
5.470% due 12/25/2036 •		6,618	4,296
5.525% due 12/25/2036 ^•		14,644	13,641
5.570% due 12/25/2036 •		7,083	6,918
5.570% due 06/25/2037 •		6,302	5,019
5.600% due 08/25/2036 •		7,800	7,469
5.600% due 10/25/2036 •		4,272	4,234
5.600% due 01/25/2037 •		2,500	2,297
5.650% due 08/25/2036 •		4,942	4,793
5.670% due 03/25/2036 •		3,996	3,569
5.749% due 08/25/2035 «þ		17	15
5.750% due 12/25/2035 ^•		14,514	13,728
5.780% due 02/25/2035 •		1,192	1,089
5.825% due 10/25/2035 ^•		485	469
5.825% due 03/25/2037 •		29,214	28,588
5.830% due 11/25/2034 þ		2,720	2,658
5.850% due 11/25/2046 •		12,375	10,105
5.855% due 01/25/2036 •		4,371	4,308
6.150% due 07/25/2037		8,380	7,937
6.200% due 02/25/2035 •		535	501
6.485% due 05/25/2036 þ		11,937	4,784
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
6.095% due 10/25/2034 •		4,050	3,831
6.725% due 10/25/2034 •		499	410
College Avenue Student Loans LLC
5.330% due 05/25/2055		48,700	47,777
5.820% due 05/25/2055		20,000	19,651
6.060% due 05/25/2055		16,500	16,159
6.890% due 05/25/2055		4,400	4,314
7.154% due 05/25/2055		38,500	38,711
8.490% due 05/25/2055		5,600	5,535
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	20,400	13,961
Commonbond Student Loan Trust 1.980% due 08/25/2050		$943	802
Conseco Finance Corp.
6.440% due 12/01/2030		3,633	3,609
7.220% due 03/15/2028 ~		1,401	1,382
7.860% due 03/01/2030 ~		11,749	4,771
Conseco Finance Securitizations Corp.
7.277% due 12/01/2033 •		242	242
7.360% due 06/01/2030 ~		52,834	19,117
7.410% due 05/01/2033 þ		6,426	6,364
7.424% due 03/01/2033 ~		1,567	1,560
7.490% due 07/01/2031 þ		13,525	13,484
7.770% due 09/01/2031 þ		6,290	6,206
7.954% due 12/01/2033 ~		108	108
7.960% due 05/01/2031		21,189	6,366

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

7.970% due 05/01/2032	7,164	1,405
8.060% due 09/01/2029 ~	7,260	1,529
8.200% due 05/01/2031	29,499	9,124
8.260% due 12/01/2030 ~	74,286	19,417
8.310% due 05/01/2032 ~	40,754	8,325
8.850% due 12/01/2030 ~	1,831	348
Countrywide Asset-Backed Certificates Trust
3.903% due 01/25/2037 •	15,655	15,231
4.225% due 05/25/2036 •	22,800	20,591
4.342% due 10/25/2046 ^~	215	212
5.050% due 02/25/2036 «~	12	12
5.290% due 05/25/2035 •	17,272	16,622
5.290% due 06/25/2035 •	14,032	12,227
5.290% due 05/25/2037 •	35,960	33,143
5.290% due 06/25/2037 •	16,651	15,370
5.290% due 07/25/2037 •	48,741	44,285
5.290% due 07/25/2037 ^•	6,711	6,601
5.290% due 08/25/2037 •	1,706	1,683
5.290% due 08/25/2037 ^•	59,402	52,258
5.290% due 04/25/2047 •	14,447	13,754
5.290% due 06/25/2047 •	31,983	29,415
5.290% due 06/25/2047 ^•	6,862	6,116
5.300% due 04/25/2047 ^«•	50	48
5.330% due 06/25/2047 •	5,760	5,379
5.330% due 11/25/2047 ^•	21,176	20,056
5.340% due 11/25/2037 •	13,371	12,290
5.350% due 09/25/2037 •	29,951	26,020
5.350% due 06/25/2047 ^•	19,252	16,660
5.350% due 09/25/2047 ^•	25,820	23,935
5.370% due 05/25/2037 •	3,105	2,950
5.370% due 06/25/2037 •	4,773	4,578
5.370% due 09/25/2037 ^•	6,160	6,179
5.370% due 06/25/2047 ^•	38,876	35,135
5.370% due 06/25/2047 •	15,976	15,180
5.370% due 09/25/2047 ^•	6,978	6,672
5.380% due 05/25/2037 •	12,542	11,637
5.380% due 07/25/2037 ^•	46,686	38,925
5.380% due 10/25/2047 •	3,825	3,753
5.400% due 02/25/2036 •	7,646	7,153
5.400% due 06/25/2047 •	21,991	21,134
5.400% due 11/25/2047 ^•	18,489	16,121
5.410% due 11/25/2037 •	51,029	45,674
5.410% due 04/25/2046 •	21,327	19,633
5.430% due 02/25/2037 •	28,491	26,876
5.430% due 03/25/2037 •	36,192	34,938
5.430% due 06/25/2047 •	4,140	3,862
5.440% due 06/25/2037 •	10,237	9,851
5.440% due 05/25/2047 •	1,143	1,080
5.440% due 10/25/2047 •	10,000	8,746
5.450% due 03/25/2047 ^•	8,318	8,118
5.470% due 09/25/2046 •	421	419
5.470% due 05/25/2047 ^•	10,725	7,157
5.550% due 02/25/2037 •	1,796	1,649
5.585% due 11/25/2036 •	15,200	13,967
5.600% due 02/25/2037 •	10,309	10,080
5.630% due 09/25/2036 •	18,868	17,273
5.630% due 11/25/2036 •	2,204	2,178
5.630% due 02/25/2037 ^•	6,500	5,791
5.630% due 02/25/2037 •	9,420	9,065
5.630% due 03/25/2037 •	20,804	17,537
5.630% due 04/25/2037 •	6,069	4,952
5.630% due 12/25/2046 •	15,431	14,530
5.650% due 01/25/2046 ^•	34,657	32,366
5.650% due 04/25/2046 ^•	1,891	1,809
5.670% due 12/25/2036 ^•	2,197	2,058
5.670% due 09/25/2046 •	10,880	10,341
5.705% due 04/25/2036 •	6,941	6,809
5.750% due 06/25/2033 «•	15	14
5.810% due 08/25/2035 •	8,181	7,909
5.810% due 07/25/2036 •	202	197
5.830% due 12/25/2036 ^•	7,963	5,867
5.840% due 05/25/2036 •	3,820	3,760
5.850% due 12/25/2033 •	542	521
5.850% due 03/25/2036 ^•	5,433	4,689
5.855% due 09/25/2035 •	8,361	7,863
5.870% due 08/25/2035 •	4,200	3,706
5.885% due 04/25/2036 •	39,160	38,408
5.890% due 12/25/2034 •	856	833
5.900% due 05/25/2034 •	99	98
5.915% due 02/25/2036 •	16,282	15,954
5.930% due 11/25/2034 •	247	235
5.950% due 08/25/2047 •	3,064	3,031
5.989% due 10/25/2046 ^«~	8	8
5.990% due 10/25/2047 •	12,112	11,509
6.005% due 08/25/2034 •	1,337	1,330
6.050% due 09/25/2034 «	185	166

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

6.050% due 11/25/2034 •		224	215
6.050% due 05/25/2036 •		671	646
6.050% due 03/25/2047 ^•		6,107	5,026
6.125% due 12/25/2035 •		5,460	5,363
6.140% due 02/25/2036 •		6,000	5,223
6.155% due 07/25/2034 «•		326	319
6.155% due 10/25/2035 •		44	44
6.200% due 07/25/2033 «•		438	420
6.200% due 11/25/2034 •		1,677	1,655
6.215% due 08/25/2035 •		3,427	3,414
6.245% due 07/25/2035 •		56	55
6.245% due 04/25/2036 ^•		11,300	10,619
6.275% due 11/25/2035 •		4,014	3,904
6.290% due 01/25/2036 •		7,675	7,237
6.350% due 10/25/2035 •		3,679	3,608
6.725% due 08/25/2034 •		6,010	4,972
6.875% due 05/25/2035 •		752	739
6.980% due 12/25/2035 •		8,267	7,135
7.025% due 12/25/2034 •		2,263	2,276
7.025% due 07/25/2035 •		7,400	7,052
7.100% due 08/25/2035 •		5,250	4,948
7.150% due 08/25/2047 «•		55	53
7.550% due 10/25/2034 •		570	536
CPS Auto Receivables Trust
5.380% due 01/18/2028		11,300	11,156
6.040% due 07/16/2029		23,006	22,750
Credit Suisse First Boston Mortgage Securities Corp.
4.404% due 08/25/2032 «•		93	82
4.599% due 01/25/2032 •		5	4
5.049% due 02/25/2035 •		3,038	2,965
Credit-Based Asset Servicing & Securitization LLC
2.927% due 08/25/2035 •		8,020	7,140
3.007% due 12/25/2035 •		19,631	17,080
3.046% due 11/25/2035 •		3,740	3,441
3.208% due 12/25/2035 þ		10,076	9,336
3.308% due 10/25/2034 •		1,868	1,697
3.375% due 12/25/2035 •		1,709	1,520
5.270% due 07/25/2037 •		4,793	3,163
5.370% due 07/25/2037 •		4,430	2,925
5.490% due 07/25/2037 •		4,690	3,096
6.780% due 05/25/2035 þ		2,075	1,876
Credit-Based Asset Servicing & Securitization Trust
2.959% due 01/25/2037 ^•		488	151
3.075% due 07/25/2036 •		18,705	17,429
3.156% due 01/25/2037 ^þ		20,673	6,471
5.270% due 11/25/2036 •		62	29
5.430% due 10/25/2036 •		12,351	8,736
5.610% due 11/25/2036 •		5,486	2,579
5.630% due 10/25/2036 •		2,095	1,398
5.650% due 06/25/2036 •		18,327	11,607
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~		14,620	3,720
6.589% due 12/25/2036 þ		16,360	3,136
6.672% due 06/25/2036 ^þ		236	72
CVC Cordatus Loan Fund DAC 3.855% due 07/21/2030 •	EUR	8,799	9,443
Davis Square Funding Ltd.
5.461% due 10/08/2040 •		$585,245	238,560
5.601% due 10/08/2040 •		44,806	9,918
5.781% due 10/08/2040 •		52,400	10,492
DFC HEL Trust 7.025% due 12/25/2031 •		1,702	1,576
Duke Funding High Grade Ltd.
5.333% due 08/02/2049 •		776,047	6,827
5.423% due 08/02/2049 •		285,269	2,571
5.749% due 08/02/2049 •		102,000	10
Education Funding Trust
3.557% due 02/01/2050		47,072	39,528
3.947% due 02/01/2050		14,750	14,681
4.108% due 02/01/2050		33,266	32,535
4.714% due 02/01/2050		33,266	31,732
EFS Volunteer LLC 6.105% due 10/25/2035 •		312	312
Ellington Loan Acquisition Trust
6.200% due 05/25/2037 •		35,830	33,692
6.650% due 05/25/2037 •		1,839	1,771
6.750% due 05/25/2037 •		11,088	9,657
EMC Mortgage Loan Trust
5.890% due 05/25/2040 •		43	42
6.250% due 08/25/2040 •		210	201
6.250% due 11/25/2041 «•		28	25
Encore Credit Receivables Trust
5.840% due 07/25/2035 •		6,889	6,559
6.050% due 10/25/2035 •		5,653	5,500
Equifirst Loan Securitization Trust 5.320% due 04/25/2037 •		31,243	27,943

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

EquiFirst Mortgage Loan Trust
6.080% due 04/25/2035 «•	209	201
6.125% due 12/25/2034 «•	3	3
6.155% due 04/25/2035 «•	55	51
6.215% due 04/25/2035 •	1,904	1,739
6.650% due 12/25/2034 «•	238	225
6.875% due 12/25/2034 •	756	716
6.950% due 04/25/2035 •	4,623	3,855
7.625% due 12/25/2034 •	501	457
9.050% due 12/25/2034 •	982	943
Equity One Mortgage Pass-Through Trust 5.495% due 12/25/2033 «þ	9	9
Exeter Automobile Receivables Trust
5.610% due 09/15/2027	33,600	33,242
5.750% due 07/17/2028	44,000	43,366
Fieldstone Mortgage Investment Trust
5.378% due 11/25/2036 •	1,691	984
5.530% due 05/25/2036 •	25,453	17,499
5.795% due 02/25/2036 •	2,540	2,251
Finance America Mortgage Loan Trust 6.200% due 09/25/2033 «•	115	108
First Franklin Mortgage Loan Asset-Backed Certificates
5.975% due 05/25/2034 •	1,928	1,890
6.860% due 05/25/2034 «•	79	74
First Franklin Mortgage Loan Trust
3.985% due 04/25/2035 •	3,404	3,264
4.234% due 03/25/2036 •	17,510	15,551
5.255% due 09/25/2036 •	1,640	1,489
5.265% due 07/25/2036 •	296	275
5.270% due 11/25/2036 •	16,148	14,751
5.300% due 12/25/2036 •	8,637	7,855
5.310% due 11/25/2036 •	410	403
5.310% due 12/25/2037 •	15,256	13,147
5.360% due 12/25/2037 •	12,625	10,905
5.430% due 12/25/2036 •	5,219	2,217
5.450% due 05/25/2036 •	1,678	1,594
5.450% due 08/25/2036 •	12,413	11,304
5.460% due 09/25/2036 •	28,100	25,920
5.460% due 11/25/2036 •	3,900	3,105
5.530% due 02/25/2036 •	12,793	11,547
5.590% due 01/25/2038 •	293	155
5.720% due 02/25/2036 •	22,712	20,944
5.730% due 02/25/2036 •	5,964	5,950
5.810% due 01/25/2036 •	1,417	1,391
5.855% due 11/25/2036 •	8,009	7,647
5.870% due 11/25/2035 •	19,746	18,187
5.930% due 09/25/2035 •	4,555	4,522
5.930% due 06/25/2036 •	10,653	10,317
5.975% due 06/25/2034 •	1,282	1,279
6.020% due 09/25/2034 «•	2	2
6.050% due 07/25/2035 •	6,202	6,069
6.095% due 09/25/2035 •	10,118	8,852
6.100% due 07/25/2033 •	3,390	3,301
6.125% due 05/25/2035 •	24,954	23,922
6.155% due 09/25/2035 •	12,600	11,691
6.275% due 12/25/2034 •	852	870
6.335% due 12/25/2034 •	2,042	1,987
6.425% due 07/25/2034 •	5,998	5,836
6.575% due 10/25/2034 •	1,065	1,060
6.650% due 03/25/2034 «•	211	190
6.950% due 09/25/2034 •	581	584
7.025% due 07/25/2034 •	241	237
7.625% due 03/25/2034 •	556	513
First Help Financial LLC 4.430% due 01/18/2028	17,532	17,106
Flagship Credit Auto Trust 4.760% due 05/17/2027	19,540	19,103
Fremont Home Loan Trust
5.280% due 11/25/2036 •	21,825	7,923
5.285% due 10/25/2036 •	10,126	8,918
5.300% due 10/25/2036 •	5,192	2,120
5.350% due 08/25/2036 •	4,856	1,629
5.370% due 01/25/2037 •	23,639	10,933
5.470% due 08/25/2036 •	32,197	10,798
5.490% due 02/25/2036 •	9,470	8,961
5.490% due 02/25/2037 •	15,657	5,377
5.630% due 08/25/2036 •	5,905	1,980
5.650% due 05/25/2036 •	6,354	3,757
5.690% due 04/25/2036 •	30,404	27,056
5.765% due 11/25/2035 •	2,400	2,065
5.825% due 01/25/2036 •	44,985	33,128
6.020% due 11/25/2034 •	2,210	1,917
6.080% due 06/25/2035 ^•	1,137	1,007
6.200% due 11/25/2034 •	5,684	5,313
6.215% due 06/25/2035 •	3,527	3,341
6.305% due 06/25/2035 •	17,148	13,411

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Galaxy CLO Ltd. 6.230% due 10/15/2030 •		3,897	3,870
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	79,525	54,424
GE-WMC Mortgage Securities Trust
5.230% due 08/25/2036 «•		$3	1
5.410% due 08/25/2036 •		2,827	2,604
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		29,780	29,653
6.270% due 08/16/2027		65,220	65,088
Goal Structured Solutions Trust 5.800% due 09/25/2041 •		8,263	8,072
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •		10,750	10,687
Greenpoint Manufactured Housing 8.814% due 06/08/2031 •		6,233	5,911
GSAA Home Equity Trust
5.270% due 05/25/2036 •		5,970	1,496
5.290% due 03/25/2036 •		20	8
5.344% due 09/25/2035 «~		168	112
5.390% due 06/25/2036 •		44,828	9,898
5.490% due 10/25/2036 •		38,183	10,497
5.490% due 02/25/2037 •		8,364	2,636
5.510% due 03/25/2036 •		20,471	7,850
5.510% due 05/25/2036 •		17,365	4,481
5.590% due 05/25/2047 •		1,367	862
5.630% due 06/25/2036 •		2,794	876
5.690% due 03/25/2036 •		24,328	12,755
5.772% due 11/25/2036 ^~		7,196	2,219
5.790% due 04/25/2047 •		11,357	5,550
5.850% due 08/25/2037 •		2,161	2,087
5.885% due 06/25/2035 •		2,657	2,557
5.890% due 10/25/2035 •		1,710	1,701
5.945% due 08/25/2035 •		4,304	4,044
6.000% due 11/25/2037 ^		684	444
6.125% due 06/25/2034 «•		255	241
6.423% due 11/25/2036 þ		20,889	6,431
6.500% due 11/25/2037		12,928	5,987
6.720% due 04/25/2034 þ		2,790	2,684
6.948% due 06/25/2036 þ		19,267	5,328
GSAMP Trust
2.288% due 10/25/2036 ^•		1,498	13
3.332% due 11/25/2034 •		1,893	1,785
5.220% due 12/25/2036 •		679	333
5.230% due 11/25/2036 •		981	476
5.240% due 01/25/2037 •		6,236	3,651
5.270% due 12/25/2036 •		998	489
5.280% due 12/25/2046 •		5,250	2,858
5.290% due 11/25/2036 •		42,665	20,523
5.310% due 08/25/2036 •		4,841	3,837
5.320% due 12/25/2036 •		5,281	2,590
5.320% due 01/25/2037 •		1,708	1,642
5.330% due 11/25/2035 •		184	19
5.350% due 11/25/2036 •		13,407	6,496
5.420% due 03/25/2047 •		11,728	10,829
5.430% due 06/25/2036 •		6,763	6,542
5.430% due 08/25/2036 •		10,438	9,924
5.450% due 05/25/2046 •		3,204	3,151
5.470% due 04/25/2036 •		1,950	1,217
5.520% due 03/25/2047 •		2,000	1,500
5.600% due 06/25/2036 •		7,034	5,773
5.630% due 12/25/2035 «•		9	9
5.630% due 06/25/2036 •		3,620	1,930
5.690% due 02/25/2036 •		12,194	11,363
5.795% due 11/25/2035 ^•		9,847	8,580
5.825% due 11/25/2035 •		115	109
5.930% due 07/25/2045 •		9,500	9,141
6.035% due 07/25/2045 •		6,976	5,959
6.050% due 11/25/2035 •		3,179	2,975
6.095% due 11/25/2035 •		4,016	3,430
6.125% due 03/25/2035 ^•		3,252	2,898
6.200% due 06/25/2035 •		1,043	1,038
6.875% due 12/25/2034 •		7,691	7,393
Halseypoint CLO Ltd. 6.350% due 07/20/2031 •		487	484
Harley Marine Financing LLC 6.682% due 05/15/2043 «þ		44,456	41,402
Hildene TruPS Securitization Ltd. 7.139% due 05/22/2039 •		2,500	2,400
Home Equity Asset Trust
4.279% due 10/25/2035 •		3,300	3,163
5.450% due 10/25/2036 •		3,589	3,499
5.470% due 08/25/2036 •		229	227
5.720% due 05/25/2036		18,732	18,165
5.765% due 04/25/2036 •		7	7
5.810% due 04/25/2036 •		7,054	6,167

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.855% due 01/25/2036 •	4,216	3,984
5.855% due 04/25/2036 •	18,000	17,253
5.910% due 11/25/2032 «•	128	107
6.095% due 11/25/2035 •	7,552	7,084
6.338% due 06/25/2032 ^•	824	797
7.350% due 06/25/2034	1,821	1,794
7.700% due 03/25/2033 •	1,877	1,759
Home Equity Mortgage Loan Asset-Backed Trust
5.310% due 11/25/2036 •	10,099	8,597
5.310% due 07/25/2037 •	377	202
5.320% due 04/25/2037 •	3,561	2,460
5.340% due 04/25/2037 •	1,302	849
5.340% due 07/25/2037 •	47,718	19,468
5.350% due 07/25/2037 •	16,145	8,664
5.370% due 04/25/2037 •	42,774	31,912
5.390% due 11/25/2036 •	7,998	5,963
5.470% due 04/25/2037 •	9,299	7,912
5.530% due 06/25/2036 •	950	931
5.630% due 08/25/2036 •	12,515	10,966
5.710% due 06/25/2036 •	8,000	6,997
5.750% due 03/25/2036 •	21,460	18,763
5.810% due 03/25/2036 •	14,859	13,686
5.930% due 10/25/2035 •	13,050	11,642
6.215% due 08/25/2035 •	4,750	4,413
Hout Bay Corp.
4.422% due 07/05/2041 •	434,530	85,211
4.622% due 07/05/2041 •	34,165	3
4.752% due 07/05/2041 •	4,046	0
HSI Asset Loan Obligation Trust 4.497% due 12/25/2036 þ	8,415	2,829
HSI Asset Securitization Corp. Trust
5.250% due 10/25/2036 •	2,309	930
5.290% due 12/25/2036 •	13,045	10,964
5.290% due 01/25/2037 •	48,669	36,533
5.340% due 04/25/2037 •	14,561	7,432
5.370% due 10/25/2036 •	15,731	6,368
5.410% due 04/25/2037 •	5,866	3,006
5.430% due 10/25/2036 •	933	307
5.470% due 10/25/2036 •	8,144	3,310
5.470% due 05/25/2037 •	3,317	3,302
5.490% due 12/25/2036 •	27,185	7,311
5.525% due 05/25/2037 •	2,200	2,109
5.630% due 10/25/2036 •	1,814	741
5.645% due 02/25/2036 •	6,312	5,935
5.675% due 02/25/2036 •	16,250	13,858
5.735% due 01/25/2036 •	9,499	9,241
5.765% due 01/25/2036 •	4,530	4,130
IMC Home Equity Loan Trust 7.520% due 08/20/2028 «	5	5
IndyMac INDB Mortgage Loan Trust 5.470% due 07/25/2036 •	27,400	8,592
IXIS Real Estate Capital Trust
5.210% due 05/25/2037 •	5,422	1,359
5.260% due 05/25/2037	10,760	2,698
5.310% due 05/25/2037 •	33,609	8,428
5.450% due 01/25/2037 •	74,991	27,263
5.470% due 08/25/2036 •	61,266	18,084
5.550% due 03/25/2036 ^•	10,301	5,332
5.670% due 08/25/2036 •	31,106	9,181
6.095% due 02/25/2035 •	666	658
JP Morgan Mortgage Acquisition Corp.
2.810% due 10/25/2035 •	6,100	5,239
5.660% due 02/25/2036 ^•	4,784	4,640
5.690% due 03/25/2036 •	37,660	34,940
5.735% due 01/25/2036 •	13,621	13,068
5.795% due 05/25/2035 •	16,317	13,028
5.855% due 09/25/2035 •	5,667	5,572
6.080% due 06/25/2035 •	16,467	14,794
6.125% due 12/25/2035 •	8,091	7,298
6.215% due 06/25/2035	11,812	8,620
JP Morgan Mortgage Acquisition Trust
3.815% due 07/25/2036 •	5,745	5,610
3.967% due 11/25/2036 •	14,968	13,201
3.982% due 03/25/2047 •	108	67
4.193% due 11/25/2036 •	1,794	1,741
4.459% due 10/25/2030 ^þ	3,151	1,725
4.459% due 01/25/2037 ^þ	12	7
5.370% due 08/25/2036 •	2,179	1,555
5.390% due 05/25/2037 •	21,213	19,116
5.410% due 08/25/2036 •	6,531	6,330
5.420% due 07/25/2036 •	23,668	19,946
5.470% due 03/25/2037	5,939	5,812
5.555% due 07/25/2036 •	18,491	17,916
5.585% due 05/25/2036 •	21,922	19,263
5.590% due 07/25/2036 •	3,200	2,863
5.630% due 04/25/2036 •	21,391	20,136

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.630% due 08/25/2036 •	18,336	13,195
6.330% due 07/25/2036 ^þ	5,128	1,509
6.910% due 07/25/2036 ^þ	7,311	2,149
Jupiter High-Grade CDO Ltd.
0.257% due 06/08/2042 •	34,500	6,342
5.783% due 06/08/2042 •	420,157	138,659
5.963% due 06/08/2042 •	44,531	7,926
6.113% due 06/08/2042 •	60,401	10,850
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	14,918	12,406
KGS-Alpha SBA COOF Trust 1.047% due 04/25/2038 «~(a)	9,046	194
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	1,223	1,013
Lehman XS Trust
4.285% due 05/25/2037 «þ	326	306
5.320% due 02/25/2037 ^•	20,239	15,213
5.330% due 02/25/2037 •	12,765	11,761
5.470% due 05/25/2036 •	14,580	12,568
5.610% due 02/25/2037 •	7,143	5,356
5.710% due 05/25/2036 •	1,859	1,863
5.900% due 10/25/2035 «•	489	503
6.640% due 04/25/2036 þ	10,627	10,126
LendingClub Receivables Trust
3.500% due 02/15/2046	1,071	1,069
3.600% due 02/15/2046	1,552	1,544
3.750% due 10/15/2025	1,261	1,261
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029	12,443	12,258
LendingPoint Pass-Through Trust 5.700% due 07/15/2029	16,228	15,913
Long Beach Mortgage Loan Trust
5.250% due 12/25/2036 •	14,278	5,207
5.310% due 12/25/2036 •	2,759	1,892
5.320% due 12/25/2036 •	34,278	12,529
5.330% due 09/25/2036 •	10,339	2,903
5.370% due 11/25/2036 •	6,985	2,220
5.380% due 12/25/2036 •	23,538	8,615
5.390% due 08/25/2036 •	5,871	2,422
5.440% due 07/25/2036 •	13,776	9,963
5.450% due 05/25/2036 •	43,888	25,528
5.450% due 06/25/2036 •	55,489	26,640
5.450% due 09/25/2036 •	39,750	25,312
5.460% due 08/25/2036 •	26,906	14,557
5.460% due 10/25/2036 •	44,312	24,762
5.470% due 05/25/2036 •	8,670	2,777
5.470% due 08/25/2036 •	25,699	10,636
5.470% due 10/25/2036 •	21,973	6,834
5.470% due 05/25/2046 •	7,102	6,441
5.530% due 03/25/2046 •	26,849	9,760
5.550% due 01/25/2036 •	15,737	15,054
5.590% due 02/25/2036 •	11,812	11,435
5.590% due 11/25/2036 •	10,158	3,246
5.630% due 08/25/2036 •	6,138	2,554
5.670% due 05/25/2036 •	15,175	4,910
5.750% due 01/25/2036 •	33,881	30,840
5.780% due 01/25/2046 •	46,526	43,138
5.795% due 11/25/2035 •	3,984	3,955
5.930% due 08/25/2035 •	475	461
5.945% due 06/25/2034 •	1,578	1,527
6.005% due 07/25/2034 •	1,564	1,505
6.275% due 07/25/2033 •	1,754	1,714
6.350% due 11/25/2034 •	4,044	3,617
6.380% due 06/25/2033 •	2,786	2,721
8.225% due 03/25/2033 «	45	44
M360 Ltd. 6.654% due 11/22/2038 •	1,000	983
Madison Avenue Manufactured Housing Contract Trust 8.400% due 03/25/2032 •	1,245	1,245
Madison Park Funding Ltd. 6.193% due 01/22/2028 •	19,746	19,621
Marble Point CLO Ltd. 6.530% due 01/20/2032 •	4,200	4,143
Marlette Funding Trust 0.000% due 04/16/2029 «(h)	7	305
MASTR Asset-Backed Securities Trust
5.200% due 10/25/2036 •	38,744	12,595
5.200% due 01/25/2037 •	34,449	10,458
5.250% due 08/25/2036 •	4,879	1,775
5.250% due 11/25/2036 •	315	103
5.250% due 01/25/2037 •	32,726	9,934
5.270% due 10/25/2036 •	31,948	10,456
5.295% due 10/25/2036 •	55,429	21,543
5.295% due 01/25/2037 •	26,593	7,653
5.310% due 01/25/2037 •	36,137	10,970
5.350% due 08/25/2036 •	10,393	3,298

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.350% due 10/25/2036 •	7,734	3,910
5.350% due 11/25/2036 •	13,645	8,123
5.360% due 05/25/2037 •	1,189	1,120
5.370% due 08/25/2036 •	7,064	2,766
5.380% due 01/25/2037 •	12,429	3,773
5.395% due 10/25/2036 •	6,159	2,420
5.410% due 10/25/2036 •	31,980	14,871
5.450% due 03/25/2036 •	3,847	2,341
5.450% due 04/25/2036 •	25,708	6,568
5.450% due 08/25/2036 •	51,045	17,936
5.450% due 05/25/2037 •	6,685	5,601
5.470% due 08/25/2036 •	6,711	2,468
5.470% due 10/25/2036 •	6,879	3,478
5.550% due 04/25/2036 •	64,534	12,599
5.570% due 10/25/2036 •	8,601	4,349
5.570% due 11/25/2036 •	19,097	6,273
5.630% due 06/25/2036 •	4,019	1,536
5.630% due 08/25/2036 •	51,376	17,947
5.650% due 10/25/2035 ^•	11,713	10,943
5.670% due 06/25/2036 •	1,737	1,529
5.690% due 02/25/2036 •	9,042	3,675
5.720% due 01/25/2036 •	2,498	2,437
5.730% due 01/25/2036 •	2,428	2,371
5.900% due 03/25/2035 •	10,557	9,980
6.155% due 03/25/2035 •	2,000	1,942
6.300% due 08/25/2037 •	19,273	16,004
9.800% due 05/25/2033 •	3,646	3,441
MASTR Specialized Loan Trust
5.520% due 01/25/2037 •	10,589	4,304
5.670% due 02/25/2036 •	1,961	1,870
Mercury CDO Ltd. 5.858% due 12/08/2040 •	6,000	1,625
Merrill Lynch First Franklin Mortgage Loan Trust
5.490% due 04/25/2037 •	2,819	1,135
5.490% due 05/25/2037 •	26,910	20,205
5.630% due 05/25/2037 •	47,523	35,786
5.650% due 04/25/2037 •	22,633	9,194
5.790% due 05/25/2037 •	29,695	22,432
Merrill Lynch Mortgage Investors Trust
3.955% due 03/25/2037	22,466	5,398
5.270% due 11/25/2037 •	3,811	1,329
5.290% due 04/25/2047 •	3,831	1,596
5.350% due 07/25/2037 •	3,798	903
5.390% due 10/25/2037 •	20,830	3,401
5.400% due 03/25/2037	29,295	21,389
5.430% due 11/25/2037 •	15,954	8,246
5.440% due 08/25/2037 •	8,118	7,322
5.450% due 08/25/2037 •	3,023	2,902
5.450% due 09/25/2037 •	45,486	13,482
5.450% due 11/25/2037 •	23,254	8,174
5.470% due 03/25/2037 •	5,357	1,521
5.470% due 04/25/2037 •	10,865	5,262
5.470% due 05/25/2037	3,207	1,852
5.470% due 07/25/2037 •	3,013	1,741
5.480% due 03/25/2037 •	21,103	7,613
5.530% due 04/25/2047 •	19,891	8,290
5.630% due 08/25/2037 «•	371	276
5.750% due 12/25/2036 •	13,100	12,266
5.750% due 01/25/2037 •	9,976	8,997
5.870% due 05/25/2036 •	206	203
6.020% due 05/25/2036 •	4,037	3,342
6.050% due 02/25/2047 •	24,772	14,598
6.080% due 07/25/2035 •	7,837	7,580
6.125% due 04/25/2036 •	874	840
6.275% due 08/25/2036 •	1,653	1,798
8.713% due 04/25/2035 «•	259	195
MESA Trust 8.375% due 11/25/2031 ^•	927	792
MF1 LLC 7.711% due 09/17/2037 •	128,500	128,702
Mid-State Trust 4.864% due 07/15/2038	332	321
MMcapS Funding Ltd. 5.946% due 12/01/2035 •	9,100	7,963
Morgan Stanley ABS Capital, Inc. Trust
5.210% due 05/25/2037 •	366	318
5.250% due 10/25/2036 •	4,166	1,811
5.250% due 11/25/2036 •	1,590	875
5.260% due 03/25/2037 •	2,836	1,252
5.280% due 10/25/2036 •	15,023	13,289
5.280% due 12/25/2036 •	43,860	26,874
5.280% due 01/25/2037 •	21,798	9,999
5.290% due 10/25/2036 •	36,291	15,788
5.290% due 11/25/2036 •	2,735	1,295
5.290% due 05/25/2037 •	19,273	16,061
5.300% due 10/25/2036 •	15,128	7,991

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.300% due 12/25/2036 •	4,290	2,134
5.310% due 09/25/2036 •	230	102
5.330% due 02/25/2037 •	24,859	7,949
5.330% due 03/25/2037 •	25,261	11,155
5.330% due 05/25/2037 •	11,728	10,213
5.340% due 05/25/2037	7,485	5,380
5.350% due 09/25/2036 •	2,731	1,218
5.350% due 02/25/2037 •	8,998	4,348
5.350% due 05/25/2037 •	3,544	1,962
5.370% due 10/25/2036 •	1,285	559
5.370% due 11/25/2036 •	11,082	5,249
5.380% due 10/25/2036 •	8,641	4,577
5.380% due 02/25/2037 •	30,259	9,684
5.400% due 03/25/2037 •	42,223	18,652
5.400% due 05/25/2037 •	10,159	8,855
5.410% due 09/25/2036 •	43,374	20,077
5.410% due 02/25/2037 •	21,830	10,550
5.410% due 05/25/2037 •	9,668	6,952
5.430% due 08/25/2036 •	27,912	14,506
5.450% due 06/25/2036 •	2,303	1,206
5.450% due 09/25/2036 •	13,913	5,237
5.470% due 03/25/2036 •	4,021	3,973
5.470% due 09/25/2036 •	24,201	10,830
5.480% due 02/25/2037 •	7,477	3,613
5.610% due 09/25/2036 •	3,680	1,650
5.650% due 04/25/2036 •	14,154	13,073
5.650% due 08/25/2036 •	11,218	5,840
5.690% due 03/25/2036 •	5,152	4,938
5.750% due 12/25/2035 •	12,427	11,441
5.770% due 12/25/2035 •	8,486	8,128
5.825% due 09/25/2035 •	400	371
5.855% due 02/25/2035	1,246	1,213
5.890% due 01/25/2034 •	4,136	4,021
5.960% due 04/25/2034 •	1,274	1,244
6.035% due 11/25/2034 •	1,953	1,824
6.050% due 05/25/2034 •	3,409	3,313
6.065% due 09/25/2034 •	8,149	7,841
6.080% due 07/25/2035 •	4,893	4,701
6.125% due 07/25/2035	3,750	3,143
6.140% due 06/25/2035 •	6,616	6,465
6.170% due 10/25/2033 «•	265	254
6.185% due 07/25/2035 •	3,013	2,901
6.210% due 09/25/2034 «•	323	293
6.230% due 03/25/2033 «•	26	25
6.400% due 07/25/2037 •	14,010	11,744
7.050% due 02/25/2047 •	29,683	24,815
Morgan Stanley Capital, Inc. Trust
5.690% due 03/25/2036 •	83,344	67,495
5.705% due 01/25/2036 •	700	540
5.730% due 01/25/2036 •	9,790	9,370
5.730% due 02/25/2036 •	4,984	4,891
Morgan Stanley Dean Witter Capital, Inc. Trust
6.500% due 02/25/2033 •	344	341
6.725% due 11/25/2032 «•	66	64
Morgan Stanley Home Equity Loan Trust
5.250% due 12/25/2036 •	3,416	1,657
5.250% due 04/25/2037 •	6,399	3,352
5.290% due 12/25/2036 •	41,985	20,405
5.320% due 04/25/2037 •	9,041	4,743
5.470% due 04/25/2036 •	7,330	5,164
5.500% due 04/25/2037 •	19,034	10,009
5.660% due 02/25/2036 •	657	593
5.670% due 04/25/2036 •	11,176	7,903
6.140% due 05/25/2035 •	8,132	7,884
Morgan Stanley IXIS Real Estate Capital Trust
5.220% due 11/25/2036 •	8,141	2,875
5.260% due 11/25/2036 •	30,203	10,670
5.300% due 11/25/2036 •	1,547	547
5.370% due 11/25/2036 •	20,652	7,299
5.450% due 07/25/2036 •	6,629	2,701
5.610% due 07/25/2036 •	25,799	10,550
Morgan Stanley Mortgage Loan Trust
5.490% due 10/25/2036 •	2,264	697
5.610% due 02/25/2037 •	2,877	686
5.750% due 04/25/2037 ^~	2,357	1,167
5.870% due 04/25/2037 •	7,659	2,254
6.000% due 02/25/2037 ^«~	136	117
6.122% due 01/25/2047 «þ	115	105
6.254% due 01/25/2047 þ	5,921	2,757
6.263% due 01/25/2047 þ	7,409	2,467
6.419% due 09/25/2046 ^þ	13,846	3,323
6.465% due 09/25/2046 ^þ	3,639	1,237
6.604% due 09/25/2046 þ	9,657	2,316
Morgan Stanley Structured Trust 5.450% due 06/25/2037 •	51,702	47,220

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

National Collegiate Commutation Trust 0.000% due 03/25/2038 •	61,425	17,579
Nationstar Home Equity Loan Trust
5.325% due 06/25/2037 •	315	306
5.380% due 03/25/2037 «•	324	315
5.400% due 06/25/2037 •	2,527	2,070
5.400% due 06/25/2037 «•	323	299
5.420% due 03/25/2037 •	3,167	3,070
5.430% due 03/25/2037 •	11,347	10,427
5.450% due 03/25/2037	8,000	6,728
5.470% due 04/25/2037 •	2,773	2,710
5.560% due 04/25/2037 •	16,961	15,361
5.690% due 09/25/2036 •	23,337	22,365
5.705% due 09/25/2036 •	1,338	1,200
Navient Private Education Loan Trust 6.643% due 07/16/2040 •	22,079	22,046
Navient Private Education Refi Loan Trust
1.690% due 05/15/2069	349	314
3.238% due 11/15/2045 ~	160,226	146,098
Navient Student Loan Trust 6.200% due 12/27/2066 •	1,688	1,672
New Century Home Equity Loan Trust
4.804% due 11/25/2033 «þ	111	92
5.510% due 05/25/2036 •	552	539
5.885% due 10/25/2035 •	35,480	28,963
5.890% due 08/25/2034 «•	108	102
5.915% due 02/25/2035 •	12,925	11,808
5.975% due 09/25/2035 •	2,194	2,181
6.095% due 09/25/2035 •	9,650	9,326
6.155% due 07/25/2035 •	15,750	15,263
6.200% due 07/25/2035 •	32,115	28,950
Newcastle Investment Trust 8.114% due 05/01/2033 ~	44,661	43,560
Newcastle Mortgage Securities Trust
5.340% due 04/25/2037 •	15,659	14,828
5.380% due 04/25/2037 •	5,134	4,990
5.490% due 04/25/2037 •	14,485	13,083
5.650% due 04/25/2037 •	7,785	6,412
5.870% due 03/25/2036 •	5,500	5,170
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.300% due 07/25/2036 •	27,773	25,051
5.570% due 11/25/2035 •	1,231	1,224
5.585% due 03/25/2036 •	303	297
5.630% due 03/25/2036 •	4,024	3,750
5.780% due 02/25/2036 •	2,725	2,419
5.810% due 11/25/2035 •	9,479	8,969
NovaStar Mortgage Funding Trust
5.280% due 03/25/2037 •	97,530	64,994
5.330% due 09/25/2037 •	26,455	24,157
5.450% due 06/25/2036 •	1,289	907
5.490% due 01/25/2037 •	1,161	407
5.840% due 01/25/2036 •	2,300	2,115
5.885% due 01/25/2036 •	14,500	13,517
6.065% due 10/25/2035 •	10,291	9,674
6.320% due 06/25/2035 •	17,000	16,729
Oakwood Mortgage Investors, Inc.
5.190% due 06/15/2032 ~	128	127
7.945% due 03/15/2049	2,929	694
OFSI BSL Ltd. 6.260% due 08/16/2029 •	5,471	5,464
Option One Mortgage Loan Trust
5.270% due 03/25/2037 •	603	569
5.280% due 07/25/2037 •	4,137	2,659
5.290% due 01/25/2037 •	30,848	19,301
5.290% due 02/25/2037 •	29,382	16,655
5.290% due 03/25/2037 •	60,942	37,716
5.330% due 04/25/2037 •	22,149	12,365
5.330% due 07/25/2037 •	4,859	3,123
5.340% due 07/25/2037 •	994	842
5.350% due 07/25/2036 •	8,325	4,811
5.370% due 04/25/2037 •	114,432	81,452
5.370% due 05/25/2037 •	103,839	61,253
5.390% due 04/25/2037 •	3,243	1,626
5.400% due 03/25/2037 •	4,999	2,470
5.450% due 05/25/2037 •	7,705	4,224
5.460% due 04/25/2037 •	3,118	1,761
5.720% due 01/25/2036 •	54,206	37,828
5.750% due 01/25/2036 •	5,021	4,895
5.945% due 05/25/2034 •	2,338	2,250
6.020% due 05/25/2035 •	2,941	2,396
6.050% due 01/25/2034 •	10,581	9,770
6.575% due 11/25/2034 •	15	15
Option One Mortgage Loan Trust Asset-Backed Certificates
5.780% due 12/25/2035 •	3,566	3,371
5.810% due 12/25/2035 •	8,709	7,067
5.840% due 11/25/2035 •	12,069	11,328

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.885% due 11/25/2035 •		5,889	4,728
6.005% due 10/25/2032 •		1,731	1,740
Ownit Mortgage Loan Trust
3.157% due 10/25/2035 þ		6,809	3,967
5.430% due 10/25/2037 •		12,284	12,284
5.450% due 07/25/2037 •		15,851	13,234
5.670% due 07/25/2037 •		7,353	6,153
5.825% due 06/25/2036 •		5,765	4,888
6.050% due 10/25/2036 ^•		3,019	2,823
OZLM Ltd. 6.240% due 10/17/2029 •		974	968
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		32,691	31,829
4.970% due 01/15/2030		24,382	24,070
7.600% due 12/16/2030		71,821	72,033
Palmer Square European Loan Funding DAC 4.727% due 11/15/2032 •	EUR	76,400	82,501
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.870% due 05/25/2035 •		$8,618	8,371
5.885% due 08/25/2035 •		87	83
5.885% due 09/25/2035 •		2,799	2,692
5.930% due 08/25/2035 •		4,000	3,496
5.975% due 07/25/2035 •		12,000	11,216
6.080% due 05/25/2035 •		22,971	20,938
6.125% due 07/25/2035 •		5,000	4,085
6.155% due 06/25/2035 •		6,274	5,939
6.185% due 05/25/2035 •		4,784	3,768
6.200% due 10/25/2034 •		4,952	4,844
6.200% due 06/25/2035 •		4,641	3,821
6.320% due 03/25/2035 •		17,052	15,120
6.725% due 02/25/2035 •		14,092	13,628
6.875% due 02/25/2035 •		3,247	2,855
6.920% due 10/25/2034 •		17,186	16,226
6.950% due 09/25/2034 •		1,885	1,740
6.950% due 12/25/2034 •		1,690	1,663
7.025% due 10/25/2034 •		1,408	1,229
7.025% due 12/25/2034 •		4,213	3,765
7.250% due 09/25/2034 •		3,062	2,645
People's Financial Realty Mortgage Securities Trust
5.280% due 09/25/2036 •		27,784	5,473
5.290% due 09/25/2036 •		25,809	7,197
Popular ABS Mortgage Pass-Through Trust
5.645% due 07/25/2036 •		2,290	2,142
5.690% due 05/25/2036 ^•		3,384	3,128
5.917% due 04/25/2035 þ		57	54
6.020% due 02/25/2036 •		1,312	1,183
RAAC Trust
5.650% due 02/25/2037 •		2,961	2,833
5.730% due 05/25/2046 «•		222	216
5.750% due 09/25/2045 •		2,964	2,846
5.850% due 02/25/2046 •		643	639
5.850% due 11/25/2046 •		1,153	1,075
5.910% due 10/25/2046 •		6,508	6,167
6.125% due 02/25/2046 •		19,679	18,833
6.650% due 09/25/2047 •		7,188	6,873
6.800% due 05/25/2039 •		1,779	1,821
Regatta Funding Ltd. 6.510% due 10/17/2030 •		5,503	5,479
Renaissance Home Equity Loan Trust
3.823% due 08/25/2033 •		665	601
5.512% due 04/25/2037 þ		6,555	1,799
5.580% due 11/25/2036 þ		12,329	4,527
5.612% due 04/25/2037 þ		853	243
5.675% due 06/25/2037 ^þ		3,891	1,126
5.731% due 11/25/2036 þ		548	206
5.744% due 06/25/2037 ^þ		137,503	40,313
5.761% due 04/25/2037		2,781	797
5.797% due 08/25/2036 þ		662	270
5.812% due 11/25/2036 þ		9,025	3,446
5.906% due 06/25/2037 þ		23,928	7,223
6.011% due 05/25/2036 þ		9,007	4,665
6.115% due 08/25/2036 þ		17,329	7,328
6.120% due 11/25/2036 þ		683	274
6.203% due 06/25/2037 þ		26,687	8,570
7.750% due 09/25/2037 ^þ		30,191	13,140
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		31,242	29,052
Residential Asset Mortgage Products Trust
4.455% due 12/25/2034 •		566	467
4.741% due 08/25/2034 •		1,823	1,751
4.747% due 04/25/2034 •		4,858	4,103
4.747% due 04/25/2034 «•		18	17
4.793% due 10/25/2033 •		2,267	2,200
5.457% due 12/25/2034 «þ		215	186
5.492% due 01/25/2035 «þ		433	310
5.495% due 12/25/2036 •		15,000	12,809

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.500% due 08/25/2036 •		7,480	7,243
5.500% due 10/25/2036 •		2,403	2,249
5.540% due 02/25/2037 •		13,613	12,256
5.590% due 12/25/2035 •		19,026	16,990
5.650% due 04/25/2034 •		3,774	3,691
5.670% due 10/25/2034 «þ		428	401
5.675% due 07/25/2036 •		1,328	1,238
5.690% due 02/25/2036 •		1,500	1,414
5.730% due 04/25/2034 •		2,465	2,440
5.750% due 02/25/2036 •		2,757	2,721
5.850% due 12/25/2035 •		23,790	20,468
5.960% due 07/25/2035 •		6,500	6,245
6.020% due 02/25/2034 •		761	748
6.020% due 10/25/2035 •		11,246	10,457
6.035% due 11/25/2035 •		7,000	6,280
6.095% due 09/25/2035 •		10,000	9,448
6.095% due 10/25/2035 •		700	570
6.170% due 03/25/2035 •		5,627	5,554
6.170% due 06/25/2035 •		7,800	7,667
6.200% due 04/25/2034 ^•		1,688	1,575
6.200% due 08/25/2035 •		2,564	2,500
6.215% due 07/25/2035 •		9,231	8,940
6.245% due 05/25/2035 •		2,750	2,547
6.305% due 02/25/2035 •		8,046	7,847
6.350% due 01/25/2035 ^•		2,962	2,707
6.470% due 04/25/2034 ^•		2,821	2,628
7.055% due 02/25/2034 •		370	331
Residential Asset Securities Corp. Trust
4.754% due 04/25/2034 •		1,102	1,057
5.360% due 04/25/2037 •		9,157	8,792
5.370% due 01/25/2037 •		5,494	5,069
5.370% due 02/25/2037 •		6,705	6,396
5.390% due 10/25/2036 •		23,151	22,247
5.400% due 11/25/2036 ^•		69,696	60,334
5.410% due 07/25/2036 •		201	200
5.430% due 07/25/2036 •		18,300	17,226
5.490% due 11/25/2036 •		8,734	8,183
5.490% due 04/25/2037 •		40,220	37,386
5.609% due 01/25/2034 •		1,415	1,397
5.660% due 04/25/2036 •		16,082	14,053
5.670% due 07/25/2036 ^•		11,438	10,119
5.690% due 07/25/2036 •		10,909	9,381
5.710% due 04/25/2036 •		5,697	5,556
5.750% due 02/25/2036 •		4,742	4,648
5.765% due 11/25/2035 •		17,607	16,649
5.780% due 12/25/2035 •		162	161
5.810% due 10/25/2035 •		11,326	10,788
5.810% due 11/25/2035 •		462	459
5.830% due 05/25/2037 •		1,091	1,064
5.840% due 01/25/2036 •		3,171	3,146
5.855% due 09/25/2035 •		8,623	8,065
5.870% due 01/25/2036 •		2,200	2,121
5.980% due 09/25/2034 ~		895	767
5.990% due 09/25/2034 •		566	522
5.990% due 12/25/2034 •		859	852
6.020% due 11/25/2035 •		10,475	8,465
6.035% due 12/25/2035 •		1,516	1,319
6.110% due 08/25/2035 •		8,043	7,889
6.185% due 08/25/2035 •		4,230	3,989
6.200% due 07/25/2035 •		592	591
6.875% due 11/25/2034 «•		288	280
7.100% due 11/25/2034 •		802	764
7.625% due 11/25/2034 «•		443	397
Residential Funding Mortgage Securities, Inc. Trust 5.280% due 05/25/2036 «•		56	54
Ripon Investments Financing Ltd. 1.851% due 02/12/2024 «(l)	GBP	3,788	4,843
Santander Drive Auto Receivables Trust
5.240% due 05/15/2028		$50,600	49,907
5.470% due 12/16/2030		79,500	78,255
Saxon Asset Securities Trust
1.501% due 11/25/2035 •		6,244	3,858
3.616% due 12/25/2033 •		2,104	2,022
5.330% due 05/25/2037 •		24,521	17,294
5.460% due 09/25/2037 •		10,976	10,363
5.630% due 10/25/2046 •		2,734	2,278
5.825% due 11/25/2037 •		12,965	12,288
5.870% due 11/25/2037 •		4,873	3,947
5.945% due 03/25/2031 «•		148	126
6.125% due 12/26/2034 •		186	156
6.900% due 12/25/2037 •		2,882	2,381
10.000% due 12/26/2034 •		532	87
Securitized Asset-Backed Receivables LLC Trust
5.270% due 12/25/2036 ^•		464	110
5.310% due 11/25/2036 ^•		142	41
5.350% due 07/25/2036 •		20,848	8,601

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.410% due 12/25/2036 •		7,415	6,664
5.430% due 07/25/2036 •		11,614	9,487
5.430% due 08/25/2036 •		24,452	10,776
5.450% due 07/25/2036 •		20,797	8,580
5.450% due 09/25/2036 •		4,106	1,490
5.470% due 07/25/2036 •		5,307	1,863
5.470% due 10/25/2036 •		65,626	22,839
5.470% due 11/25/2036 •		7,427	2,163
5.470% due 12/25/2036		29,916	7,107
5.490% due 08/25/2036 ^•		11,252	3,628
5.550% due 12/25/2036 •		70,464	26,818
5.630% due 07/25/2036 •		3,805	1,570
5.650% due 05/25/2036 •		7,007	3,770
5.730% due 12/25/2035 •		2,260	2,180
5.750% due 11/25/2035 •		29,584	24,048
5.750% due 12/25/2035 •		13,359	8,874
5.795% due 10/25/2035 •		3,789	3,140
5.825% due 01/25/2035 •		870	812
5.870% due 10/25/2035 •		963	771
6.110% due 01/25/2036 ^•		618	540
SG Mortgage Securities Trust
5.290% due 10/25/2036 •		17,338	15,269
5.610% due 07/25/2036 •		8,146	1,765
5.855% due 10/25/2035 •		2,000	1,829
Sierra Madre Funding Ltd. 5.591% due 09/07/2039 •		23,521	16,881
SLM Private Credit Student Loan Trust 5.822% due 12/15/2039 •		369	346
SLM Student Loan Trust 3.661% due 10/25/2039 •	EUR	5,329	5,426
SMB Private Education Loan Trust
0.000% due 02/16/2055 «(h)		$34	44,723
0.000% due 10/15/2058 «(h)		43	21,261
0.010% due 10/16/2056 «		21	21,371
3.940% due 02/16/2055		307,561	289,383
4.550% due 02/16/2055		96,891	89,944
4.950% due 02/16/2055		24,146	22,129
4.990% due 10/16/2056		330,258	322,276
5.370% due 10/15/2058		149,543	147,150
5.770% due 10/16/2056		128,108	125,300
5.950% due 02/16/2055		41,493	38,653
6.000% due 09/15/2054 •		2,973	2,924
6.150% due 10/15/2058		53,459	52,870
6.360% due 10/16/2056		19,950	19,536
6.517% due 02/16/2055 •		303,508	300,923
6.580% due 10/15/2058		12,778	12,643
6.773% due 10/16/2056		495,388	497,228
6.867% due 10/15/2058 •		229,301	229,981
7.230% due 10/15/2058		35,988	35,475
7.560% due 10/16/2056		64,173	62,597
SoFi Alternative Trust
1.170% due 02/15/2046		227,203	205,049
2.550% due 02/15/2046		51,395	44,347
2.911% due 02/15/2046 «(h)		950	29,162
3.491% due 06/15/2050 ~		153,361	146,321
3.688% due 05/16/2050 ~		90,074	86,621
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		3,382	3,198
Soundview Home Loan Trust
5.230% due 06/25/2037 •		3,925	2,643
5.260% due 01/25/2037 •		655	474
5.260% due 02/25/2037 •		190	54
5.300% due 03/25/2037 •		11,409	10,618
5.300% due 06/25/2037 •		2,986	2,011
5.310% due 01/25/2037 •		33,067	23,929
5.320% due 07/25/2037 •		1,621	1,332
5.320% due 08/25/2037 •		2,430	2,058
5.350% due 01/25/2037 •		39	38
5.350% due 06/25/2037 •		134,216	91,720
5.360% due 06/25/2037 •		17,609	11,858
5.390% due 01/25/2037 •		14,391	10,414
5.430% due 06/25/2037 •		5,262	3,544
5.450% due 07/25/2036 •		6,512	6,409
5.450% due 01/25/2037 •		11,976	11,059
5.490% due 11/25/2036 •		62,213	18,066
5.520% due 02/25/2037 •		20,225	5,945
5.555% due 12/25/2036 •		12,148	11,804
5.610% due 06/25/2036 •		6,312	6,031
5.615% due 02/25/2036 •		13,527	12,294
5.615% due 06/25/2036 ^•		1,204	989
5.630% due 07/25/2036 •		9,800	8,369
5.650% due 10/25/2036 •		25,671	23,969
5.650% due 11/25/2036 •		7,785	7,228
5.668% due 03/25/2036 •		1,000	815
5.705% due 03/25/2036 •		14,893	14,231
5.840% due 12/25/2035 •		8,000	7,123

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.850% due 12/25/2035 •	4,234	4,173
5.900% due 06/25/2035 •	17,750	15,268
5.900% due 03/25/2036 •	478	466
6.005% due 01/25/2035 «•	113	103
6.050% due 10/25/2037 •	1,998	1,577
6.125% due 08/25/2035 •	8,802	6,190
6.125% due 11/25/2035 •	3,946	3,785
6.230% due 07/25/2035 •	2,129	2,102
6.450% due 11/25/2033 «•	115	110
Specialty Underwriting & Residential Finance Trust
3.597% due 09/25/2037 •	15,720	5,344
3.746% due 06/25/2037 •	3,631	1,773
3.863% due 09/25/2037 •	21,591	19,021
5.390% due 03/25/2037 •	29,932	15,231
5.420% due 04/25/2037 •	2,498	1,736
5.430% due 11/25/2037 •	6,215	4,929
5.450% due 06/25/2037 •	1,705	985
5.570% due 11/25/2037 •	6,368	3,575
6.320% due 12/25/2035 •	6,685	6,419
Starwood Commercial Mortgage Trust
6.296% due 07/15/2038 •	29,539	29,290
6.616% due 07/15/2038 •	25,170	23,912
6.816% due 07/15/2038 •	10,070	9,595
7.166% due 07/15/2038 •	13,000	12,373
7.566% due 07/15/2038 •	12,125	11,293
7.916% due 07/15/2038 •	2,500	2,268
Stratus CLO Ltd. 6.200% due 12/29/2029 •	17,118	16,983
Streeterville ABS CDO Ltd. 5.652% due 11/03/2040 •	25,338	12,904
Structured Asset Investment Loan Trust
5.280% due 07/25/2036 •	31,931	22,930
5.290% due 06/25/2036 •	11,712	10,813
5.300% due 07/25/2036 •	1,420	1,372
5.323% due 07/25/2036 •	34,142	20,359
5.750% due 01/25/2036 •	264	257
5.750% due 03/25/2036	10,000	4,826
5.770% due 01/25/2036 •	36,123	33,261
5.780% due 11/25/2035 •	3,447	3,301
5.850% due 04/25/2033 «•	79	77
5.870% due 04/25/2033 •	251	246
5.870% due 04/25/2035 •	932	910
5.870% due 07/25/2035 •	11,128	10,411
5.870% due 10/25/2035 •	25,053	24,317
5.885% due 03/25/2035 •	488	486
5.885% due 09/25/2035 •	5,685	4,752
5.900% due 07/25/2035 •	1,504	1,443
5.915% due 08/25/2035 •	16,894	16,017
5.930% due 02/25/2035 •	5,765	5,605
6.050% due 04/25/2035 •	17,440	15,913
6.080% due 06/25/2035 •	1,937	1,823
6.100% due 07/25/2033 •	901	862
6.100% due 07/25/2033 «•	1	1
6.100% due 08/25/2033 •	2,746	2,640
6.125% due 01/25/2035 •	1,561	1,397
6.125% due 05/25/2035 •	25,492	21,868
6.188% due 09/25/2034 «•	17	16
6.275% due 07/25/2033 •	14	14
6.378% due 09/25/2034 «•	21	20
6.425% due 11/25/2034 •	5,203	5,045
6.650% due 11/25/2034 •	3,127	3,115
6.875% due 10/25/2034 •	185	184
6.875% due 11/25/2034 •	1,948	1,914
7.475% due 11/25/2034 «•	96	95
7.775% due 08/25/2033 «•	1	1
7.925% due 10/25/2033 «•	123	123
8.150% due 06/25/2033 «•	83	80
8.150% due 11/25/2034 •	2,222	2,263
8.300% due 08/25/2033 •	1,046	958
Structured Asset Securities Corp.
4.273% due 02/25/2035 •	8,320	8,170
5.855% due 02/25/2035 •	5,086	4,901
5.900% due 02/25/2035 «•	442	373
6.888% due 05/25/2031 ~	2,880	2,297
Structured Asset Securities Corp. Mortgage Loan Trust
5.280% due 05/25/2036 •	10,058	9,668
5.285% due 07/25/2036 •	5,406	5,347
5.290% due 08/25/2046 •	20,230	18,835
5.300% due 09/25/2036 •	6,065	5,724
5.310% due 03/25/2036 •	11,903	11,189
5.310% due 04/25/2036 •	8,466	8,284
5.310% due 01/25/2037 •	18,321	17,148
5.370% due 10/25/2037 •	37,725	24,260
5.380% due 01/25/2037 •	37,024	22,410
5.380% due 05/25/2047 •	1,922	1,823
5.390% due 01/25/2037 •	2,062	1,920

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.420% due 04/25/2036 •		6,314	6,063
5.440% due 07/25/2036 •		31,111	29,632
5.440% due 07/25/2036 ^•		21,146	20,116
5.440% due 09/25/2036 •		60,780	57,012
5.460% due 05/25/2036 •		21,394	20,393
5.460% due 08/25/2046 •		4,086	3,793
5.510% due 03/25/2037 •		3,689	1,429
5.570% due 02/25/2037 •		4,270	4,134
5.650% due 03/25/2037 •		16,036	6,235
5.650% due 11/25/2037 •		5,750	5,059
5.675% due 07/25/2036 •		2,923	2,703
5.750% due 12/25/2035 •		12,454	10,541
5.750% due 01/25/2037 •		13,630	10,682
5.750% due 03/25/2037 •		5,522	2,152
5.770% due 12/25/2036 •		38,715	22,277
5.770% due 02/25/2037 •		2,076	1,961
5.780% due 05/25/2035 «•		18	17
5.795% due 02/25/2036 •		244	243
5.825% due 04/25/2035 •		4,695	4,185
5.825% due 06/25/2035 •		3,734	3,493
5.855% due 02/25/2036 •		12,034	11,769
5.945% due 02/25/2036 •		4,889	4,624
6.050% due 05/25/2035 «•		447	419
6.095% due 05/25/2035 «•		115	107
6.125% due 05/25/2035 •		3,853	3,773
6.140% due 05/25/2035 «•		87	80
6.150% due 08/25/2037 •		2,386	2,359
6.155% due 11/25/2035 •		1,457	1,432
6.200% due 05/25/2035 •		677	599
6.200% due 08/25/2037 •		7,000	6,760
6.250% due 10/25/2037 •		64,103	30,682
6.800% due 05/25/2035 «•		35	33
7.250% due 11/25/2035 •		3,000	2,854
7.400% due 08/25/2037		17,510	15,841
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.450% due 02/25/2032 «		69	35
5.975% due 01/25/2035 •		1,570	1,533
Structured Asset Securities Corp. Trust 5.840% due 09/25/2035 •		9,562	9,051
Taberna Preferred Funding Ltd.
5.693% due 07/05/2035 •		9,701	8,634
5.693% (US0003M + 0.470%) due 07/05/2035 ~		146	130
TCW CLO Ltd. 6.225% due 04/25/2031 •		1,900	1,881
Terwin Mortgage Trust
5.490% due 07/25/2037 •		2,169	2,059
5.690% due 07/25/2037		4,960	4,033
5.770% due 04/25/2037 •		15,198	14,351
5.950% due 09/25/2036 •		10,215	4,405
7.400% due 10/25/2038 •		1,181	1,153
Theorem Funding Trust
1.850% due 02/15/2028		12,568	12,377
6.060% due 12/15/2028		41,494	41,038
7.580% due 04/15/2029		43,647	43,720
Tikehau CLO DAC 4.277% due 04/15/2032 •	EUR	1,300	1,391
Trapeza CDO Ltd.
5.509% due 04/06/2042 •		$11,299	9,943
5.569% due 04/06/2042 •		8,300	6,723
5.604% due 11/09/2042 •		13,387	12,082
5.622% due 01/27/2040 •		21,863	19,239
5.654% due 11/09/2042 •		14,000	11,410
Triaxx Prime CDO Ltd. 5.453% due 10/02/2039 •		5,843	108
Tropic CDO Ltd.
5.550% due 07/15/2036 •		18,501	17,206
5.580% due 07/15/2036 •		29,217	26,880
Truman Capital Mortgage Loan Trust 5.410% due 03/25/2036 •		22	22
TruPS Financials Note Securitization Ltd. 6.708% due 03/30/2039 •		163,589	156,228
TSTAT Ltd. 7.348% due 07/20/2031 •		5,358	5,373
U.S. Capital Funding Ltd. 5.491% due 10/10/2040 •		34,032	29,948
Upstart Pass-Through Trust Series 4.300% due 05/20/2030		9,124	8,768
Upstart Securitization Trust 1.310% due 11/20/2031		5,527	5,405
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		11,644	11,137
Wachovia Mortgage Loan Trust 5.840% due 10/25/2035 •		3,067	2,709
WaMu Asset-Backed Certificates WaMu Trust
5.260% due 04/25/2037 «•		43	16
5.300% due 01/25/2037 •		32,510	26,787

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.320% due 07/25/2047 •		12,150	7,026
5.375% due 05/25/2037 •		33,144	30,377
5.390% due 05/25/2037 •		19,499	16,137
5.400% due 05/25/2037 •		13,317	11,028
Washington Mutual Asset-Backed Certificates Trust
3.911% due 10/25/2036 •		12,688	4,613
5.450% due 05/25/2036 •		9,911	7,493
5.630% due 08/25/2036 •		8,415	4,989
Wells Fargo Home Equity Asset-Backed Securities Trust
5.440% due 07/25/2036 •		4,665	4,577
5.470% due 07/25/2036 •		6,795	6,451
5.570% due 03/25/2037 •		757	739
5.610% due 04/25/2037 •		9,568	9,281
5.660% due 05/25/2036 •		4,000	3,877
5.750% due 04/25/2037 •		5,000	3,447
6.125% due 10/25/2034 «•		11	11
7.700% due 11/25/2035 •		12,883	11,827

Total Asset-Backed Securities (Cost $16,270,884)			14,836,304

SOVEREIGN ISSUES 3.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		567,294	176,789
1.000% due 07/09/2029		36,438	11,913
1.450% due 08/13/2023	ARS	18,015,014	36,779
1.500% due 07/09/2035 þ		$550,755	162,791
1.500% due 07/09/2046 þ		15,639	4,719
3.500% due 07/09/2041 þ		326,079	105,004
3.875% due 01/09/2038 þ		113,563	40,132
15.500% due 10/17/2026	ARS	2,847,058	1,181
16.000% due 10/17/2023		123,865	204
Autonomous City of Buenos Aires
95.317% (BADLARPP + 3.250%) due 03/29/2024 ~		3,417,764	6,957
95.645% (BADLARPP + 3.750%) due 02/22/2028 ~		1,089,226	2,163
Israel Government International Bond
3.800% due 05/13/2060		$115,235	87,790
4.500% due 04/03/2120		48,000	38,910
Peru Government International Bond
5.350% due 08/12/2040	PEN	4,500	1,041
5.400% due 08/12/2034		13,380	3,271
5.940% due 02/12/2029		878	238
6.150% due 08/12/2032		4,968	1,313
6.900% due 08/12/2037		8,414	2,302
6.950% due 08/12/2031		3,371	947
Provincia de Buenos Aires 88.734% due 04/12/2025	ARS	941,356	1,746
Republic of Greece Government International Bond
2.000% due 04/22/2027	EUR	29,093	30,111
3.900% due 01/30/2033		46,724	52,402
4.000% due 01/30/2037		78,168	86,452
4.200% due 01/30/2042		33,323	37,524
Romania Government International Bond
1.750% due 07/13/2030		82,700	68,991
2.000% due 04/14/2033		34,700	26,818
2.125% due 03/07/2028		6,200	5,886
2.750% due 04/14/2041		59,800	40,151
2.875% due 04/13/2042		64,700	43,509
3.750% due 02/07/2034		25,720	22,743
Russia Government International Bond
4.250% due 06/23/2027 ^(e)		$188,400	82,100
4.375% due 03/21/2029 ^(e)		200	89
4.750% due 05/27/2026 ^(e)		164,200	82,921
5.100% due 03/28/2035 ^(e)		5,600	2,492
5.250% due 06/23/2047 ^(e)		104,400	46,458
5.250% due 06/23/2047 ^«(e)		455,800	27,348
5.625% due 04/04/2042 ^(e)		405,400	276,426
5.875% due 09/16/2043 ^(e)		124,400	78,458
7.150% due 11/12/2025 ^(e)	RUB	34,182,840	199,941
7.500% due 03/31/2030 ^(e)		$2,541	1,676
7.950% due 10/07/2026 ^(e)	RUB	13,227,572	77,370
12.750% due 06/24/2028 ^(e)		$7,900	7,831
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	16,009,400	883,393
State Agency of Roads of Ukraine 6.250% due 06/24/2030 ^(e)		$8,918	1,953
Turkey Government International Bond
4.250% due 03/13/2025		292,100	273,187
5.250% due 03/13/2030		258,921	213,083
6.125% due 10/24/2028		76,500	68,538
7.625% due 04/26/2029		253,315	239,725
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024		25,400	25,382
Ukraine Government International Bond 4.375% due 01/27/2032 ^(e)	EUR	27,571	6,574
Venezuela Government International Bond
7.000% due 03/31/2038 ^(e)		$8,428	737

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

7.650% due 04/21/2025 ^(e)	40,703	3,561
8.250% due 10/13/2024 ^(e)	53,077	4,910
9.250% due 09/15/2027 ^(e)	60,703	5,463
9.250% due 05/07/2028 ^(e)	75,546	6,799
11.750% due 10/21/2026 ^(e)	6,260	579
11.950% due 08/05/2031 ^(e)	64,700	5,985

Total Sovereign Issues (Cost $5,121,877)		3,723,756

	SHARES
COMMON STOCKS 0.2%
ENERGY 0.0%
Constellation Oil 'B' «(f)(l)	2,442,967	265

FINANCIALS 0.2%
ADLER Group SA «(f)	21,107	11
Intelsat Emergence SA «(f)(l)	7,963,794	183,167
UBS Group AG	245,819	4,970

		188,148

HEALTH CARE 0.0%
NVHL SA 'A' «(f)(l)	8,220	4
NVHL SA 'B' «(f)(l)	8,220	4
NVHL SA 'C' «(f)(l)	8,220	4
NVHL SA 'D' «(f)(l)	8,220	4
NVHL SA 'E' «(f)(l)	8,220	5
NVHL SA 'F' «(f)(l)	8,220	5
NVHL SA 'G' «(f)(l)	8,220	5
NVHL SA 'H' «(f)(l)	8,220	5
NVHL SA 'I' «(f)(l)	8,220	5
NVHL SA 'J' «(f)(l)	8,220	5

		46

INDUSTRIALS 0.0%
Drillco Holding Lux SA «(f)(l)	39,509	759
Drillco Holding Lux SA «(f)	230,109	4,418
Voyager Aviation Holdings LLC «(f)	5,549	0
Westmoreland Mining Holdings «(f)	144,999	960
Westmoreland Mining Holdings «(f)(l)	143,733	1,797

		7,934

REAL ESTATE 0.0%
ADLER Group SA	46,737	28

Total Common Stocks (Cost $673,972)		196,421

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(f)	900,294	4,276

Total Rights (Cost $0)		4,276

WARRANTS 0.1%
ENERGY 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(l)	3	0

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	183,119	286
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	827,738	6,001

		6,287

INFORMATION TECHNOLOGY 0.1%
Windstream Holdings LLC - Exp. 9/21/2055 «	5,118,377	78,363

Total Warrants (Cost $82,481)		84,650

PREFERRED SECURITIES 0.6%
FINANCIALS 0.6%
AGFC Capital Trust 7.010% (US0003M + 1.750%) due 01/15/2067 ~	105,720,000	56,999

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)		5,245,000	4,432
Charles Schwab Corp.
4.000% due 06/01/2026 •(j)		80,700,000	65,626
4.000% due 12/01/2030 •(j)		10,500,000	7,711
5.000% due 12/01/2027 •(j)		7,700,000	5,875
5.375% due 06/01/2025 •(j)		8,134,000	7,807
Encina Private Credit LLC «		24,670	0
Farm Credit Bank of Texas 6.750% (US0003M + 4.010%) due 09/15/2023 ~(j)		87,500	8,547
Nationwide Building Society 10.250% ~		1,233,257	180,450
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(j)		381,436,200	386,986
Wells Fargo & Co. 3.900% due 03/15/2026 •(j)		15,300,000	13,471

			737,904

INDUSTRIALS 0.0%
General Electric Co. 8.882% (US0003M + 3.330%) due 09/15/2023 ~(j)		50,183,000	50,344
Voyager Aviation Holdings LLC «		33,294	8,027

			58,371

Total Preferred Securities (Cost $1,029,015)			796,275

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
CBL & Associates Properties, Inc.		71,693	1,580
Uniti Group, Inc.		1,130,016	5,221
VICI Properties, Inc.		11,625,222	365,381

Total Real Estate Investment Trusts (Cost $158,970)			372,182

SHORT-TERM INSTRUMENTS 0.5%
ARGENTINA TREASURY BILLS 0.2%
(28.503)% due 09/18/2023 - 11/23/2023 (g)(h)(i)	ARS	97,144,909	197,719

U.S. TREASURY BILLS 0.3%
5.252% due 08/10/2023 - 09/28/2023 (g)(h)(n)(p)		$441,189	437,084

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $676,003)		634,803

Total Investments in Securities (Cost $191,013,671)		177,219,129

	SHARES
INVESTMENTS IN AFFILIATES 1.8%
COMMON STOCKS 0.2%
Communication services 0.1%
Clear Channel Outdoor Holdings, Inc.	50,863	69,682
iHeartMedia, Inc. 'A'	9,028	32,862
iHeartMedia, Inc. 'B' «	12,214	40,014
		142,558
Consumer Discretionary 0.1%
Neiman Marcus Group Ltd. LLC «	920	139,757
Industrials 0.0%
Sierra Hamilton Holder LLC «	15,370	2
Total Common Stocks (Cost $987,186)		282,317
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III	207,069,492	2,013,337

Total Short-Term Instruments (Cost $2,013,062)		2,013,337

Total Investments in Affiliates (Cost $2,717,930)		2,295,654

Total Investments 144.4% (Cost $193,731,601)		$179,514,783
Financial Derivative Instruments (m)(o) (0.2)%(Cost or Premiums, net $175,100)		(292,602)
Other Assets and Liabilities, net (44.2)%		(54,953,789)

Net Assets 100.0%		$124,268,392

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022		$265	$265	0.00%
Constellation Oil Class 'D' - Exp. 06/10/2071	06/10/2071 - 06/10/2022		0	0	0.00
Deutsche Bank AG 3.035% due 05/28/2032	05/25/2021 - 03/27/2023		93,891	74,696	0.06
Drillco Holding Lux SA	06/08/2023		790	759	0.00
GHH Holdings Ltd. 6.136% due 12/04/2024	10/10/2018		97,438	91,600	0.07
Intelsat Emergence SA	06/19/2017 - 02/23/2022		612,233	183,167	0.15
NVHL SA 'A'	03/09/2012		26	4	0.00
NVHL SA 'B'	03/09/2012		26	4	0.00
NVHL SA 'C'	03/09/2012		26	4	0.00
NVHL SA 'D'	03/09/2012		27	4	0.00
NVHL SA 'E'	03/09/2012		27	5	0.00
NVHL SA 'F'	03/09/2012		27	5	0.00
NVHL SA 'G'	03/09/2012		27	5	0.00
NVHL SA 'H'	03/09/2012		27	5	0.00
NVHL SA 'I'	03/09/2012		27	5	0.00
NVHL SA 'J'	03/09/2012		27	5	0.00
Neiman Marcus Group Ltd. LLC	09/25/2020		0	0	0.00
Oracle Corp. 3.950% due 03/25/2051	03/22/2021		34,665	26,274	0.02
Oracle Corp. 4.100% due 03/25/2061	03/22/2021 - 10/05/2021		44,343	31,180	0.03
Ripon Investments Financing Ltd. 1.851% due 02/12/2024	01/11/2023		4,600	4,843	0.00
Sierra Hamilton Holder LLC	07/31/2017		0	0	0.00
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019		4,034	1,797	0.00

			$892,526	$414,627	0.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.1)%
Fannie Mae, TBA	2.000%	07/01/2038	$300	$(267)	$(266)
Fannie Mae, TBA	4.000	07/01/2038	102,300	(99,593)	(98,755)
Uniform Mortgage-Backed Security, TBA	1.500	07/01/2053	32,175	(24,855)	(24,869)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Uniform Mortgage-Backed Security, TBA	2.000	07/01/2053	1,950	(1,619)	(1,591)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2053	19,450	(15,957)	(15,889)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2053	2,369,700	(2,028,032)	(2,009,802)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2053	2,265,800	(1,932,350)	(1,924,514)
Uniform Mortgage-Backed Security, TBA	6.000	04/01/2053	1,000,400	(1,015,720)	(1,009,319)

Total Short Sales (4.1)%	$(5,118,393)	$(5,085,005)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(25,276) at a weighted average interest rate of 0.032%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	586	$586	$(122)	$(119)
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	111.500	07/21/2023	2,221	2,221	(969)	(835)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	586	586	(105)	(128)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	2,221	2,221	(778)	(110)
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	123.000	07/21/2023	650	650	(250)	(98)
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	650	650	(334)	(128)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	3,038	7,595	(6,224)	(638)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	3,038	7,595	(5,920)	(11,182)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	2,877	7,193	(5,318)	(585)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	2,877	7,193	(5,533)	(11,020)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	4,316	10,790	(8,992)	(709)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	4,316	10,790	(9,164)	(19,036)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	2,515	6,288	(2,352)	(11,846)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2,515	6,288	(2,042)	(130)
Call - CME 3-Month SOFR Active Contract September 2023 Futures	96.000	09/15/2023	2,877	7,193	(4,742)	(209)
Put - CME 3-Month SOFR Active Contract September 2023 Futures	96.000	09/15/2023	2,877	7,193	(5,462)	(10,151)
Call - CME 3-Month SOFR Active Contract September 2023 Futures	96.188	09/15/2023	4,316	10,790	(8,409)	(255)
Put - CME 3-Month SOFR Active Contract September 2023 Futures	96.188	09/15/2023	4,316	10,790	(8,531)	(17,167)

Total Written Options	$(75,247)	$(84,346)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	1,480	$215,987	$(2,113)	$161	$(1,518)
U.S. Treasury 2-Year Note September Futures	09/2023	1,343	273,091	(3,947)	0	(42)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	7,036	833,326	(3,554)	2,089	0

$(9,614)	$2,250	$(1,560)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	4,739	$(1,121,247)	$31,740	$0	$(415)
3-Month SOFR Active Contract December Futures	03/2025	2,457	(589,526)	10,949	246	0
3-Month SOFR Active Contract December Futures	03/2026	2,667	(643,647)	8,735	67	0
3-Month SOFR Active Contract June Futures	09/2024	3,094	(736,681)	18,196	39	0
3-Month SOFR Active Contract June Futures	09/2025	2,494	(600,805)	9,180	156	0
3-Month SOFR Active Contract March Futures	06/2024	4,111	(975,181)	26,426	0	(257)
3-Month SOFR Active Contract March Futures	06/2025	2,245	(539,979)	8,991	196	0
3-Month SOFR Active Contract March Futures	06/2026	2,497	(602,932)	7,714	62	0
3-Month SOFR Active Contract September Futures	12/2024	2,869	(685,906)	14,754	251	0
3-Month SOFR Active Contract September Futures	12/2025	2,038	(491,464)	7,025	76	0
Australia Government 10-Year Bond September Futures	09/2023	11,964	(925,872)	6,664	11,135	0
U.S. Treasury 5-Year Note September Futures	09/2023	317	(33,949)	671	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	29,661	(3,329,911)	34,614	0	(4,171)
U.S. Treasury Long-Term Bond September Futures	09/2023	20,622	(2,617,061)	2,564	0	(15,467)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	15,493	(2,110,437)	(24,444)	0	(19,366)

$163,779	$12,228	$(39,676)

Total Futures Contracts	$154,165	$14,478	$(41,236)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Sprint Communications, Inc.	(5.000)%	Quarterly	06/20/2024	0.440%		$2,200	$(303)	$204	$(99)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2028	0.703%	EUR	25,700	$567	$(179)	$388	$31	$0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.455		$21,900	278	(214)	64	3	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.707		2,400	31	(14)	17	2	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.744		5,700	88	(46)	42	7	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962		2,700	(14)	19	5	7	0
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.840	EUR	51,400	62	1	63	12	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.378		$27,600	17	74	91	4	0
Boeing Co.	1.000	Quarterly	12/20/2024	0.529		27,630	(424)	619	195	4	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	1.241		24,300	2,324	(989)	1,335	0	(18)
Ford Motor Co.	5.000	Quarterly	06/20/2026	1.821		6,700	744	(157)	587	4	0
Ford Motor Co.	5.000	Quarterly	12/20/2026	2.141		8,800	1,089	(294)	795	1	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	2.375		16,700	1,581	(31)	1,550	13	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	1.026		20,100	1,011	(216)	795	5	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	1.239		31,300	2,065	(346)	1,719	0	(15)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.344		59,800	4,768	(599)	4,169	39	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	1.576		20,000	759	845	1,604	0	(17)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.729		21,300	2,034	(113)	1,921	15	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2026	2.018		13,400	1,508	(245)	1,263	6	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	2.230		47,500	4,548	112	4,660	73	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.276		72,800	1,061	(787)	274	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.576		44,800	370	171	541	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	0.648		8,900	99	4	103	0	(2)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.279	EUR	6,400	(461)	427	(34)	6	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.535		34,900	(3,725)	3,264	(461)	0	(8)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.704		55,200	(1,884)	737	(1,147)	49	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	1.876		244,400	(11,407)	4,100	(7,307)	146	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	2.004		28,700	(2,120)	1,011	(1,109)	51	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.740		$13,300	302	(202)	100	17	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.796		62,700	1,471	(1,043)	428	75	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	0.838		6,600	0	41	41	12	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954	61,600	(58)	204	146	148	0

$6,684	$6,154	$12,838	$732	$(62)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$205,800	$(1,977)	$(1,029)	$(3,006)	$0	$(128)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$55,420	$108	$142	$250	$134	$0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	187,179	(466)	1,399	933	474	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	73,015	(348)	657	309	191	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	217,028	(25,440)	18,237	(7,203)	547	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	1,472	(48)	21	(27)	4	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	1,497,208	(59,867)	24,583	(35,284)	3,488	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	18,081	(1,487)	836	(651)	38	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	160,450	(13,274)	6,697	(6,577)	390	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	448,400	(33,354)	12,106	(21,248)	1,131	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	8,100	747	(428)	319	43	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	12,975	1,242	(644)	598	85	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	728,728	7,630	27,143	34,773	4,971	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	299,096	21,679	(6,597)	15,082	2,108	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	57,163	86	2,303	2,389	386	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	1,185,882	(5,942)	45,839	39,897	8,612	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	6,775,400	8,858	192,614	201,472	50,694	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	2,800	62	(19)	43	3	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	14,660	6	231	237	17	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	329,000	(58)	4,977	4,919	421	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	2,762,700	21,741	20,589	42,330	3,721	0

$(78,125)	$350,686	$272,561	$77,458	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2032	GBP	556,500	$53,879	$151,857	$205,736	$3,972	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033	269,400	1,990	19,774	21,764	2,204	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.096	Annual	02/14/2052	62,400	(736)	(36,809)	(37,545)	0	(445)
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052	29,900	(366)	(17,841)	(18,207)	0	(212)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052	29,900	(367)	(17,574)	(17,941)	0	(213)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052	59,900	(784)	(34,164)	(34,948)	0	(433)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	500,150	(1,323)	348,587	347,264	3,271	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053	3,800	115	343	458	38	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,083)	22,405	7,322	1,101	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	45,730,000	0	82	82	0	(107)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	275,310,000	1,870	32,371	34,241	943	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029	1,037,000,000	10,945	135,195	146,140	3,826	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	154,460,000	1,850	10,039	11,889	1,071	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	82,420,000	24,036	18,923	42,959	1,776	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042	12,000,000	5,031	(1,777)	3,254	257	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	07/04/2023	$415,700	0	5,779	5,779	191	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	07/07/2023	66,100	0	(872)	(872)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	07/18/2023	69,300	0	958	958	32	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	07/26/2023	306,100	0	4,244	4,244	139	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/04/2023	15,705,300	0	221,414	221,414	7,147	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/05/2023	820,000	0	(11,815)	(11,815)	0	(373)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/18/2023	5,143,500	0	(72,770)	(72,770)	0	(2,327)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/06/2023	682,700	0	9,709	9,709	301	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/14/2023	24,438,555	0	(348,241)	(348,241)	0	(10,514)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/16/2023	3,760,200	0	(54,767)	(54,767)	0	(1,592)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/18/2023	900,000	0	(12,576)	(12,576)	0	(381)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/30/2023	3,900	0	(55)	(55)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023	15,705,300	(54,343)	(291,644)	(345,987)	0	(4,390)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	01/26/2024	306,100	(106)	(9,693)	(9,799)	0	(76)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.088	Maturity	02/03/2024	463,700	(269)	(10,403)	(10,672)	60	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024	682,700	(633)	(16,495)	(17,128)	0	(77)
Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024	41,629,910	(65,813)	(45,717)	(111,530)	11,407	0
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024	24,501,000	(13,107)	20,024	6,917	7,442	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	06/20/2024	921,100	(4,836)	(7,849)	(12,685)	177	0
Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024	506,500	(2,659)	(3,873)	(6,532)	102	0
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024	2,025,700	(10,635)	(15,093)	(25,728)	410	0
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024	1,151,000	(6,100)	(7,659)	(13,759)	253	0
Receive	1-Day USD-SOFR Compounded-OIS	0.350	Semi-Annual	11/05/2024	820,000	8,238	52,513	60,751	116	0
Receive	1-Day USD-SOFR Compounded-OIS	0.600	Semi-Annual	12/14/2024	3,976,455	31,475	243,956	275,431	541	0
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/14/2024	10,241,100	560	694,040	694,600	1,301	0
Receive	1-Day USD-SOFR Compounded-OIS	0.800	Semi-Annual	12/14/2024	10,221,000	(10,513)	689,022	678,509	1,208	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.350	Semi-Annual	12/18/2024	1,460,000	6,082	80,203	86,285	0	(493)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	4,973,600	(348)	117,998	117,650	0	(876)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	2,485,600	266	58,039	58,305	0	(659)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	21,464,640	(62,385)	(91,907)	(154,292)	3,740	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	12,635,250	308,274	(295,845)	12,429	2,508	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	1,948,100	24,790	71,387	96,177	132	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,401,600	301	50,848	51,149	90	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	5,411,800	(64,843)	(491,064)	(555,907)	2,606	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	233,830	187	5,592	5,779	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	415,700	(608)	(43,629)	(44,237)	0	(78)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	246,000	(346)	(22,542)	(22,888)	124	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	152,500	(205)	(13,975)	(14,180)	77	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	287,000	(23,204)	(4,719)	(27,923)	139	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	69,300	(122)	(7,042)	(7,164)	0	(12)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	146,200	(141)	(14,095)	(14,236)	70	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Pay(6)	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	956,100	(91,992)	2,936	(89,056)	461	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027	218,900	(541)	(19,138)	(19,679)	103	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	301,850	(29,094)	1,800	(27,294)	142	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	2,839,700	(7,527)	(238,233)	(245,760)	1,343	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027	1,763,000	(34,688)	(119,871)	(154,559)	813	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	324,900	(668)	(26,772)	(27,440)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	230,500	(798)	(19,405)	(20,203)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	1,353,910	77,146	76,691	153,837	217	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	1,141,300	31,621	66,854	98,475	24	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	475,000	(21,296)	(10,890)	(32,186)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	326,200	(1,337)	(19,340)	(20,677)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	323,400	(10,029)	(7,564)	(17,593)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027	832,600	(6,276)	(40,835)	(47,111)	102	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	1,290,000	(24,936)	(46,875)	(71,811)	163	0
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	12/18/2027	467,500	(343)	71,249	70,906	35	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	386,810	27,867	9,041	36,908	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	197,000	(421)	(1,645)	(2,066)	63	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	4,392,074	(180,072)	(489,796)	(669,868)	1,957	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,844,111	8,777	46,512	55,289	0	(647)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	494,211	7,434	(65,989)	(58,555)	307	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	611,000	(1,365)	(70,271)	(71,636)	394	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	86,750	(8,272)	(2,628)	(10,900)	56	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	120,300	(198)	(14,263)	(14,461)	78	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	144,450	(283)	(17,014)	(17,297)	93	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	931,450	47,289	91,224	138,513	0	(428)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	4,021,540	238,609	199,690	438,299	0	(2,252)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,833,235	166,195	41,823	208,018	0	(1,322)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	5,206,670	68,996	155,155	224,151	0	(5,736)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	335,900	(1,234)	(3,028)	(4,262)	393	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.650	Semi-Annual	07/15/2030	1,390,000	4,898	272,966	277,864	0	(1,618)
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.711	Semi-Annual	07/28/2030	129,300	(731)	26,023	25,292	0	(151)
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.678	Semi-Annual	07/29/2030	122,100	(683)	24,755	24,072	0	(144)
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.674	Semi-Annual	08/05/2030	119,100	(695)	24,148	23,453	0	(144)
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.685	Semi-Annual	09/24/2030	150,000	(42)	28,915	28,873	0	(185)
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.725	Semi-Annual	09/25/2030	150,000	(37)	28,559	28,522	0	(186)
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.610	Semi-Annual	10/01/2030	150,000	9,799	19,665	29,464	0	(186)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	219,500	490	38,718	39,208	0	(300)
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/18/2030	432,500	25,052	65,722	90,774	0	(423)
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/18/2030	325,000	2,071	62,044	64,115	0	(441)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	04/12/2031	888,400	(4,256)	(144,876)	(149,132)	1,410	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031	421,300	84	(67,967)	(67,883)	675	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/11/2031	1,000,000	4,178	(161,901)	(157,723)	1,607	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/12/2031	1,000,000	(130,022)	(27,365)	(157,387)	1,610	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		243,400	11,752	41,078	52,830	0	(298)
Pay(6)	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		7,602,290	(596,556)	(954,522)	(1,551,078)	12,016	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031		54,100	(113)	9,412	9,299	0	(89)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031		178,300	117	30,633	30,750	0	(294)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032		42,350	(378)	(6,140)	(6,518)	77	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032		144,550	(2,262)	(20,710)	(22,972)	264	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032		182,700	(685)	(27,773)	(28,458)	297	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032		127,720	(455)	(18,228)	(18,683)	212	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032		262,800	(29,548)	(5,263)	(34,811)	501	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		172,450	(638)	(25,016)	(25,654)	286	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		651,050	(3,216)	(87,910)	(91,126)	1,116	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		324,550	(1,671)	(42,375)	(44,046)	560	0
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032		5,143,500	(39,786)	822,009	782,223	0	(8,855)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		44,875	3,167	4,851	8,018	0	(76)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		413,273	36,937	21,010	57,947	0	(710)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		2,041,770	218,982	65,112	284,094	0	(4,038)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		7,665,070	46,731	6,206	52,937	0	(19,807)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		5,784,570	(285,193)	224,463	(60,730)	0	(15,297)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		340,200	(1,552)	(6,054)	(7,606)	876	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		1,192,605	13,775	41,546	55,321	0	(2,906)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		223,900	(1,030)	(142)	(1,172)	588	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.900	Semi-Annual	03/12/2050		1,085,000	7,624	477,600	485,224	0	(7,716)
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.950	Semi-Annual	12/11/2050		1,343,300	5,165	591,106	596,271	0	(9,898)
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	03/30/2051		3,900	796	837	1,633	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		66,100	9,153	15,771	24,924	0	(496)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		3,516,800	597,068	833,178	1,430,246	0	(25,863)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		89,100	(1,799)	28,818	27,019	0	(732)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	06/15/2052		75,000	7,637	25,668	33,305	0	(590)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		54,400	13,430	1,120	14,550	0	(460)
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.975	Semi-Annual	06/17/2052		97,800	41,087	2,748	43,835	0	(767)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.025	Semi-Annual	06/22/2052		75,000	8,069	24,840	32,909	0	(590)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.035	Semi-Annual	06/28/2052		48,500	5,217	15,943	21,160	0	(382)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		724,700	178,604	26,506	205,110	0	(6,245)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		56,400	(514)	(1,039)	(1,553)	583	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	232,000	0	(821)	(821)	53	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		154,200	0	(531)	(531)	35	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		190,800	0	(492)	(492)	44	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		521,200	0	189	189	123	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		866,500	0	629	629	206	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		435,900	0	434	434	104	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		427,100	0	433	433	102	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		872,100	0	946	946	208	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		280,100	0	579	579	235	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		141,400	0	315	315	119	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		141,500	0	329	329	119	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		72,600	0	373	373	61	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		314,300	0	1,646	1,646	266	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		750,900	0	4,666	4,666	638	0
Pay	3-Month CAD-Bank Bill	2.625	Semi-Annual	03/19/2027	CAD	172,700	9,232	(18,143)	(8,911)	331	0
Pay	3-Month CAD-Bank Bill	3.000	Semi-Annual	03/19/2027		376,200	39,316	(54,808)	(15,492)	733	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/17/2027		132,800	8,212	(14,202)	(5,990)	354	0
Pay	3-Month CAD-Bank Bill	3.400	Semi-Annual	06/20/2029		34,700	3,971	(4,760)	(789)	145	0
Receive	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2047		14,000	920	3,732	4,652	0	(102)
Receive	3-Month CAD-Bank Bill	1.300	Semi-Annual	06/16/2047		340,700	14,213	86,480	100,693	0	(2,760)
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/04/2023		$415,700	0	(5,692)	(5,692)	0	(181)
Receive	3-Month USD-LIBOR	0.000	Quarterly	07/07/2023		66,100	0	859	859	29	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	07/11/2023		246,000	0	(1,417)	(1,417)	0	(75)
Pay	3-Month USD-LIBOR	1.380	Maturity	07/12/2023		888,400	0	(8,880)	(8,880)	7,193	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	07/12/2023		152,500	0	(896)	(896)	0	(46)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	07/12/2023		611,000	0	(3,187)	(3,187)	0	(178)
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	07/12/2023		42,350	0	(213)	(213)	0	(12)
Receive	3-Month USD-LIBOR	0.650	Semi-Annual	07/15/2023		1,390,000	0	14,416	14,416	536	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/18/2023		69,300	0	(950)	(950)	0	(31)
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	07/18/2023		287,000	0	(1,860)	(1,860)	0	(92)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2023		54,100	0	366	366	18	0
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2023		178,300	0	1,209	1,209	58	0
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	07/20/2023		146,200	0	(948)	(948)	0	(47)
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	07/20/2023		86,750	0	(519)	(519)	0	(27)
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	07/20/2023		956,100	0	(5,560)	(5,560)	0	(296)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/20/2023		120,300	0	(651)	(651)	0	(36)
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	07/24/2023		144,550	0	(772)	(772)	0	(44)
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/26/2023		306,100	0	(4,196)	(4,196)	0	(135)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/26/2023		144,450	0	(787)	(787)	0	(44)
Receive	3-Month USD-LIBOR	0.711	Semi-Annual	07/28/2023		129,300	0	1,232	1,232	49	0
Receive	3-Month USD-LIBOR	0.678	Semi-Annual	07/29/2023		122,100	0	1,232	1,232	45	0
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	08/03/2023		463,700	0	(3,974)	(3,974)	0	(163)
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/04/2023		15,705,300	0	(220,099)	(220,099)	0	(7,014)
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/05/2023		820,000	0	11,707	11,707	365	0
Receive	3-Month USD-LIBOR	0.674	Semi-Annual	08/05/2023		119,100	0	1,310	1,310	46	0
Pay	3-Month USD-LIBOR	1.450	Semi-Annual	08/10/2023		421,300	0	(4,393)	(4,393)	0	(137)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	08/11/2023		1,000,000	0	(10,155)	(10,155)	0	(321)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	08/12/2023		1,000,000	0	(10,372)	(10,372)	0	(321)
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2023		89,100	0	462	462	26	0
Pay	3-Month USD-LIBOR	1.600	Semi-Annual	08/15/2023		218,900	0	(1,285)	(1,285)	0	(68)
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	08/16/2023		301,850	0	(1,800)	(1,800)	0	(94)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	08/17/2023		2,839,700	0	(15,305)	(15,305)	0	(861)
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/18/2023		5,143,500	0	72,059	72,059	2,301	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	08/18/2023		262,800	0	(1,028)	(1,028)	0	(74)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	08/24/2023		1,763,000	0	(10,142)	(10,142)	0	(548)
Pay	3-Month USD-LIBOR	0.000	Quarterly	09/06/2023		682,700	0	(9,808)	(9,808)	0	(314)
Receive	3-Month USD-LIBOR	0.950	Semi-Annual	09/11/2023		1,343,300	0	16,005	16,005	516	0
Receive	3-Month USD-LIBOR	0.900	Semi-Annual	09/12/2023		1,085,000	0	10,786	10,786	421	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/14/2023		24,438,555	0	354,618	354,618	11,372	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	09/15/2023		75,000	0	895	895	29	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/15/2023		494,211	0	(5,269)	(5,269)	0	(168)
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/16/2023		3,760,200	0	55,188	55,188	1,735	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	09/16/2023		9,803,874	0	(131,100)	(131,100)	0	(4,111)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	09/16/2023		7,602,290	0	(96,700)	(96,700)	0	(3,028)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	09/16/2023		219,500	0	2,649	2,649	83	0
Receive	3-Month USD-LIBOR	0.975	Semi-Annual	09/17/2023		97,800	0	1,138	1,138	37	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/18/2023		900,000	0	12,668	12,668	415	0
Receive	3-Month USD-LIBOR	0.350	Semi-Annual	09/18/2023		1,460,000	0	19,274	19,274	631	0
Receive	3-Month USD-LIBOR	0.700	Semi-Annual	09/18/2023		325,000	0	4,006	4,006	131	0
Receive	3-Month USD-LIBOR	1.025	Semi-Annual	09/22/2023		75,000	0	884	884	28	0
Receive	3-Month USD-LIBOR	0.685	Semi-Annual	09/24/2023		150,000	0	1,623	1,623	59	0
Receive	3-Month USD-LIBOR	0.725	Semi-Annual	09/25/2023		150,000	0	1,596	1,596	58	0
Receive	3-Month USD-LIBOR	1.035	Semi-Annual	09/28/2023		48,500	0	570	570	18	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/30/2023		3,900	0	56	56	2	0
Receive	3-Month USD-LIBOR	0.610	Semi-Annual	10/01/2023		150,000	0	3,638	3,638	61	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	12/11/2023	AUD	462,900	35,562	(35,941)	(379)	0	(6)
Pay	6-Month AUD-BBR-BBSW	3.250	Semi-Annual	12/17/2024		1,180,600	34,052	(51,254)	(17,202)	0	(1,723)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		755,720	32,046	(43,315)	(11,269)	0	(1,430)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026		26,340	(126)	(731)	(857)	0	(82)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	9,736	(58,961)	(49,225)	0	(5,633)
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	38,900	0	1,033	1,033	16	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		1,212,200	(2,360)	(18,874)	(21,234)	8	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		609,900	(1,181)	(9,576)	(10,757)	1	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/11/2024		406,600	(757)	(6,395)	(7,152)	0	(5)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		837,700	(1,773)	(13,201)	(14,974)	0	(22)
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		411,000	(1,183)	(5,729)	(6,912)	0	(30)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		380,000	(690)	(5,680)	(6,370)	0	(30)
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		379,600	(691)	(5,695)	(6,386)	0	(40)
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		565,900	(1,334)	(9,307)	(10,641)	0	(102)
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		381,000	(699)	(6,480)	(7,179)	0	(73)
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		38,100	0	1,824	1,824	26	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		143,000	(496)	(6,414)	(6,910)	0	(120)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		16,600	0	1,190	1,190	20	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	03/18/2025		4,777,800	949	398,740	399,689	7,859	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2025		875,000	54	72,991	73,045	1,692	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		32,000	0	2,827	2,827	62	0
Receive	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025		375,000	0	37,519	37,519	692	0
Receive	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	0	60,527	60,527	1,131	0
Receive	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	0	30,889	30,889	574	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		20,500	0	2,191	2,191	54	0
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		9,900	0	1,189	1,189	30	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		226,800	(1,113)	(23,817)	(24,930)	0	(844)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(525)	(10,279)	(10,804)	0	(359)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(3,232)	(44,707)	(47,939)	0	(1,590)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(1,792)	(46,144)	(47,936)	0	(1,825)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(883)	(22,145)	(23,028)	0	(874)
Pay	6-Month EUR-EURIBOR	1.750	Annual	09/21/2027		721,700	(1,194)	(43,208)	(44,402)	0	(2,920)
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/21/2029		9,616,100	27,896	(145,373)	(117,477)	0	(46,554)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		279,900	311	61,525	61,836	1,404	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/20/2030		2,341,400	5,259	(26,993)	(21,734)	0	(12,428)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		451,200	(19,829)	110,095	90,266	2,245	0
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/30/2030		120,000	0	26,574	26,574	578	0
Receive	6-Month EUR-EURIBOR	0.040	Annual	07/31/2030		120,000	0	26,584	26,584	579	0
Receive	6-Month EUR-EURIBOR	0.030	Annual	08/03/2030		120,000	0	26,720	26,720	582	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/04/2030		120,000	0	26,887	26,887	583	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/05/2030		120,000	0	26,881	26,881	584	0
Receive	6-Month EUR-EURIBOR	0.060	Annual	08/07/2030		120,000	0	26,401	26,401	585	0
Receive	6-Month EUR-EURIBOR	0.010	Annual	08/13/2030		120,000	0	26,898	26,898	591	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		252,900	(5,650)	(5,634)	(11,284)	0	(1,532)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		1,532,800	11,071	(13,571)	(2,500)	9,738	0
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/20/2050		62,400	(343)	(1,113)	(1,456)	0	(426)
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	363,305	304,838	2,983	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	10,675	1,102,564	1,113,239	12,730	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		400	(129)	(52)	(181)	0	(2)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,771,700	53,172	152,310	205,482	752	0
Pay	28-Day MXN-TIIE	4.660	Lunar	10/11/2023	MXN	755,000	0	(945)	(945)	0	(23)
Receive	28-Day MXN-TIIE	4.565	Lunar	12/07/2023		355,000	0	661	661	12	0
Receive	28-Day MXN-TIIE	4.570	Lunar	12/07/2023		350,000	0	651	651	12	0
Receive	28-Day MXN-TIIE	6.380	Lunar	02/15/2024		1,320,000	0	2,619	2,619	27	0
Receive	28-Day MXN-TIIE	6.405	Lunar	02/16/2024		2,640,000	(6,398)	11,605	5,207	53	0
Receive	28-Day MXN-TIIE	6.410	Lunar	02/16/2024		2,100,000	0	4,138	4,138	42	0
Receive	28-Day MXN-TIIE	7.170	Lunar	03/15/2024		7,700,000	11,073	2,911	13,984	110	0
Pay	28-Day MXN-TIIE	6.620	Lunar	03/19/2024		1,450,000	0	(2,972)	(2,972)	0	(24)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	28-Day MXN-TIIE	6.670	Lunar	03/20/2024		225,000	0	(456)	(456)	0	(4)
Pay	28-Day MXN-TIIE	6.011	Lunar	04/01/2024		1,350,000	0	(3,090)	(3,090)	0	(27)
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024		3,812,100	0	4,266	4,266	24	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		1,598,100	0	1,797	1,797	10	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		1,031,100	0	1,116	1,116	6	0
Receive	28-Day MXN-TIIE	4.720	Lunar	07/31/2024		2,460,000	0	9,832	9,832	112	0
Pay	28-Day MXN-TIIE	4.805	Lunar	09/05/2024		590,000	0	(2,408)	(2,408)	0	(28)
Receive	28-Day MXN-TIIE	6.377	Lunar	09/05/2024		1,180,000	0	3,550	3,550	47	0
Pay	28-Day MXN-TIIE	6.660	Lunar	09/05/2024		700,000	0	(1,971)	(1,971)	0	(27)
Pay	28-Day MXN-TIIE	6.730	Lunar	09/05/2024		495,000	0	(1,370)	(1,370)	0	(19)
Pay	28-Day MXN-TIIE	4.865	Lunar	10/09/2024		580,000	0	(2,417)	(2,417)	0	(28)
Pay	28-Day MXN-TIIE	4.840	Lunar	10/14/2024		1,140,000	0	(4,741)	(4,741)	0	(55)
Receive	28-Day MXN-TIIE	4.715	Lunar	12/05/2024		555,000	0	2,533	2,533	26	0
Pay	28-Day MXN-TIIE	8.240	Lunar	02/10/2025		6,500,000	20,410	(32,281)	(11,871)	0	(177)
Receive	28-Day MXN-TIIE	6.388	Lunar	02/12/2025		1,070,000	0	3,759	3,759	40	0
Receive	28-Day MXN-TIIE	6.393	Lunar	02/12/2025		1,070,000	0	3,754	3,754	39	0
Receive	28-Day MXN-TIIE	6.395	Lunar	02/12/2025		1,075,000	0	3,769	3,769	40	0
Receive	28-Day MXN-TIIE	6.408	Lunar	02/12/2025		1,530,000	0	5,347	5,347	56	0
Receive	28-Day MXN-TIIE	6.623	Lunar	03/12/2025		1,750,000	0	5,854	5,854	64	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		1,604,600	(5,315)	(2,742)	(8,057)	0	(97)
Pay	28-Day MXN-TIIE	5.065	Lunar	10/08/2025		470,000	0	(2,540)	(2,540)	0	(43)
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	41,729	(51,007)	(9,278)	0	(537)
Pay	28-Day MXN-TIIE	8.375	Lunar	02/08/2027		2,700,000	23,698	(25,607)	(1,909)	0	(190)
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		456,500	0	204	204	32	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		317,600	0	(19)	(19)	22	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		3,177,000	897	(20,153)	(19,256)	0	(268)
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,364,100	(13)	1,360	1,347	96	0
Receive	28-Day MXN-TIIE	6.500	Lunar	12/21/2027		8,700,000	(34,161)	71,673	37,512	669	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		25,700	0	27	27	2	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		622,900	0	890	890	43	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		31,300	0	37	37	2	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		799,900	6	686	692	53	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		606,400	154	344	498	40	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		175,600	721	(329)	392	0	(9)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		726,600	2,984	(1,374)	1,610	0	(39)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		158,800	0	(352)	(352)	0	(12)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		422,600	0	(891)	(891)	0	(31)
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	0	4,653	4,653	121	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		64,600	255	6	261	0	(1)
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	(13,284)	14,086	802	0	(47)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	105,100	(89)	(19,761)	(19,850)	0	(399)
Pay	UKRPI	4.055	Maturity	09/15/2031		97,100	400	(18,062)	(17,662)	0	(373)
Pay	UKRPI	4.066	Maturity	09/15/2031		188,200	(2,313)	(31,656)	(33,969)	0	(725)
Pay	UKRPI	4.020	Maturity	10/15/2031		136,900	(605)	(24,773)	(25,378)	0	(516)
Pay	UKRPI	4.140	Maturity	10/15/2031		263,700	(984)	(43,878)	(44,862)	0	(1,022)
Pay	UKRPI	4.400	Maturity	10/15/2031		119,600	939	(17,268)	(16,329)	0	(492)
Pay	UKRPI	4.250	Maturity	11/15/2031		267,100	(2,878)	(37,489)	(40,367)	0	(824)

							$772,025	$4,695,037	$5,467,062	$166,266	$(249,656)

Total Swap Agreements							$698,304	$5,051,052	$5,749,356	$244,456	$(249,847)

(n)

Securities with an aggregate market value of $3,417,499 and cash of $(183,133) have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2023		AUD	453,500		$300,943		$0		$(1,156)
		07/2023			$54,294		AUD	82,962	971		0
		08/2023			301,181		453,500		1,159		0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

BOA	07/2023	AUD	9,204		$6,250	119	0
	07/2023	CAD	120,231		88,372	0	(2,385)
	07/2023	DKK	7,746		1,119	0	(17)
	07/2023	EUR	3,125,580		3,359,074	0	(51,561)
	07/2023	IDR	302,697,820		20,233	43	0
	07/2023	KRW	40,816,172		31,224	213	0
	07/2023		$502,045	AUD	769,560	10,597	0
	07/2023		2,068	DKK	14,061	0	(7)
	07/2023		18,018	EUR	16,658	159	0
	07/2023		12,944	GBP	10,290	124	0
	07/2023		20,145	IDR	302,697,820	45	0
	07/2023		147,736	NZD	243,505	1,703	0
	08/2023	DKK	14,038		$2,068	7	0
	09/2023	TWD	1,778,710		58,593	1,358	0
	09/2023		$243,634	IDR	3,647,254,215	0	(1,461)
	09/2023		253,331	KRW	320,962,577	0	(8,742)
	10/2023		50,000	CLP	40,565,000	0	(6)
BPS	07/2023	AUD	342,139		$226,573	22	(1,364)
	07/2023	BRL	487,891		101,239	0	(655)
	07/2023	DKK	30		4	0	0
	07/2023	EUR	10,000		10,874	0	(38)
	07/2023	GBP	4,486,013		5,548,686	0	(148,547)
	07/2023	KRW	6,110,484		4,675	32	0
	07/2023		$3,529	AUD	5,300	1	0
	07/2023		95,855	BRL	487,891	6,039	0
	07/2023		506	CHF	453	0	0
	07/2023		37,195	EUR	34,062	0	(27)
	07/2023		144,275	GBP	113,382	0	(280)
	07/2023		709	JPY	98,485	0	(26)
	08/2023	CHF	451		$506	0	0
	08/2023	CNH	6,746		976	45	0
	08/2023	KRW	406,956,200		310,348	1,145	(35)
	08/2023	NZD	24,902		15,143	0	(137)
	08/2023	TWD	890,306		29,161	563	0
	08/2023		$214,909	AUD	324,201	1,229	0
	08/2023		399,606	BRL	2,017,611	19,693	0
	08/2023		144,775	INR	11,894,683	26	(12)
	08/2023		1,627	JPY	234,238	3	0
	08/2023		7,766	MXN	135,209	70	0
	08/2023	ZAR	542,518		$29,259	550	0
	09/2023		$399	BRL	2,013	17	0
	09/2023		24,063	IDR	361,520,916	0	(56)
	09/2023		370	ZAR	6,530	0	(25)
	10/2023	ZAR	859,538		$46,247	1,060	0
	12/2023		$183,702	MXN	3,275,230	2,022	0
BRC	07/2023	KRW	41,172,041		$31,506	225	0
	07/2023	NZD	138,924		84,671	0	(586)
	07/2023		$66,191	GBP	52,052	181	(266)
	07/2023		3,447	NZD	5,742	77	0
	08/2023	ZAR	1,218,639		$64,381	574	(665)
	09/2023	ILS	273		76	2	0
	09/2023		$93,814	IDR	1,404,256,455	0	(568)
	10/2023		8,702	CLP	7,092,326	39	0
BSH	07/2023	BRL	1,069,060		$221,833	0	(1,436)
	07/2023		$200,000	BRL	1,069,060	23,270	0
CBK	07/2023	BRL	1,739,369		$362,520	0	(742)
	07/2023	IDR	995,144		66	0	0
	07/2023	PEN	67,320		18,537	0	(20)
	07/2023		$187,401	AUD	287,231	3,938	0
	07/2023		360,925	BRL	1,739,369	2,337	0
	07/2023		73,589	CLP	59,595,675	528	0
	07/2023		4,411,084	EUR	4,057,646	16,636	(15)
	07/2023		69,113	GBP	54,638	392	(115)
	07/2023		66	IDR	995,144	0	0
	07/2023		97,814	MXN	1,880,795	11,874	0
	07/2023		18,118	PEN	67,320	439	0
	08/2023	EUR	3,999,106		$4,353,963	0	(15,841)
	08/2023	PEN	99,540		25,482	0	(1,860)
	08/2023	SEK	29,562		2,915	169	0
	08/2023	TWD	926,910		30,364	591	0
	08/2023		$190,477	BRL	980,740	13,340	0
	08/2023		90,741	CLP	73,917,050	1,050	(198)
	08/2023		371	CNH	2,585	0	(14)
	08/2023		217,638	NOK	2,270,229	0	(5,811)
	09/2023	IDR	996,369		$66	0	0
	09/2023	KRW	37,887,223		29,295	423	0
	09/2023		$358,500	BRL	1,739,369	718	0
	09/2023		11,506	KRW	14,795,166	0	(231)
	10/2023		41,333	CLP	33,657,463	148	0
CLY	07/2023	DKK	22,765		$3,286	0	(50)
	08/2023		$245,707	NOK	2,575,165	0	(5,427)
DUB	07/2023	BRL	4,000,000		$838,047	2,660	0
	07/2023	PEN	67,320		18,406	0	(151)
	07/2023		$830,013	BRL	4,000,000	5,374	0
	07/2023		36,934	PEN	134,640	171	0
	08/2023	EUR	291,887		$317,092	0	(1,851)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

	08/2023		$833,776	BRL	4,000,000	0	(2,498)
	09/2023		8,612	IDR	128,985,498	0	(47)
	11/2023		250,000	BRL	1,282,250	12,514	0
FAR	07/2023		39,141	CLP	31,064,072	0	(436)
	09/2023		400,000	BRL	2,026,040	18,422	0
GLM	07/2023	BRL	5,627,068		$1,167,866	0	(7,329)
	07/2023	EUR	328,863		351,260	0	(7,595)
	07/2023	KRW	16,172,539		12,373	86	0
	07/2023		$1,061,257	BRL	5,627,068	113,937	0
	07/2023		567	MXN	9,947	13	0
	08/2023	EUR	258,562		$281,008	0	(1,522)
	08/2023	KRW	194,573,067		147,940	97	(10)
	08/2023		$363,103	BRL	1,856,437	22,701	0
	08/2023		221,968	INR	18,234,801	24	(28)
	08/2023		95,689	NOK	1,015,275	0	(958)
	08/2023	ZAR	7,878		$424	8	0
	09/2023	BRL	257,517		52,748	0	(435)
	09/2023	TWD	5,549,940		182,360	3,773	0
	09/2023		$300,000	BRL	1,460,700	1,667	0
	09/2023		80,682	MXN	1,410,341	522	0
	10/2023		250,000	BRL	1,366,275	30,807	0
	10/2023		160,892	MXN	2,824,536	966	0
	10/2023	ZAR	1,439,079		$76,708	1,056	0
JPM	07/2023	EUR	1,165,522		1,246,140	0	(25,679)
	07/2023	JPY	98,611,891		689,545	6,141	0
	07/2023		$417,874	AUD	639,170	7,909	0
	07/2023		1,299,234	GBP	1,027,550	5,754	0
	07/2023		115,722	MXN	1,993,902	563	0
	07/2023		84,661	NZD	138,924	597	0
	08/2023	CNH	5,415		$784	36	0
	08/2023	GBP	1,027,550		1,299,510	0	(5,740)
	08/2023	KRW	430,453,779		326,949	0	(201)
	08/2023	NZD	193,199		117,671	0	(881)
	08/2023		$689,545	JPY	98,192,854	0	(6,168)
	08/2023		172,019	MXN	2,980,314	708	0
	08/2023		32,417	NOK	343,867	0	(332)
	08/2023		8,322	ZAR	152,306	0	(262)
	08/2023	ZAR	1,759		$95	2	0
	09/2023	ILS	262		74	3	0
	09/2023	KRW	114,012,570		87,675	792	0
	09/2023		$200,398	BRL	1,018,120	9,866	0
	09/2023		93,045	IDR	1,399,943,109	0	(86)
	09/2023		2,110	INR	173,912	3	0
	09/2023		302,226	PEN	1,112,797	2,673	0
	12/2023		165,496	INR	13,657,343	0	(111)
MBC	07/2023	EUR	55,304		$59,151	0	(1,197)
	07/2023	GBP	1,332,988		1,659,156	0	(33,738)
	07/2023	JPY	15,481,800		109,217	1,924	0
	07/2023		$28,539	EUR	26,454	327	0
	07/2023		774,257	JPY	107,640,216	0	(28,283)
	08/2023	NZD	623,118		$378,988	0	(3,375)
	08/2023		$7,747	INR	636,222	0	(3)
	09/2023		466,524	KRW	594,957,824	0	(13,138)
	09/2023		2,825	ZAR	49,988	0	(189)
	09/2023	ZAR	5,420,881		$299,667	13,636	0
MYI	07/2023	CAD	4,338		3,295	20	0
	07/2023	GBP	1,231,069		1,530,049	0	(33,408)
	07/2023	IDR	579,012,904		38,717	97	0
	07/2023		$1,838	DKK	12,540	0	(1)
	07/2023		61,888	GBP	49,327	801	(43)
	07/2023		38,534	IDR	579,012,904	86	0
	07/2023		1,542	JPY	222,500	0	0
	07/2023		16,551	MXN	298,161	824	0
	07/2023		9,785	NZD	16,168	137	0
	08/2023	DKK	12,519		$1,838	1	0
	08/2023	TWD	958,028		31,592	819	0
	08/2023		$37,952	ZAR	694,654	0	(1,194)
	09/2023	KRW	220,799,189		$170,009	1,750	0
	09/2023		$153,408	IDR	2,292,369,771	0	(1,189)
	09/2023		455	INR	37,564	1	0
	09/2023		508,470	KRW	650,704,220	0	(12,603)
NGF	08/2023	CNH	8,278		$1,206	64	0
	08/2023		$147,108	INR	12,082,436	0	(46)
	09/2023		200,000	IDR	3,010,100,000	0	(123)
	12/2023		531,362	INR	43,852,615	0	(326)
RBC	07/2023		421,167	MXN	7,330,154	5,868	0
	08/2023		255		4,411	1	0
SCX	07/2023	AUD	666,105		$442,188	0	(1,538)
	07/2023	CHF	2,294		2,553	0	(10)
	07/2023		$588,737	AUD	900,971	11,445	0
	07/2023		1,104	CAD	1,499	28	0
	07/2023		2,180	CHF	1,968	19	0
	07/2023		385,048	NZD	634,183	4,150	0
	08/2023	CNH	9,950		$1,448	75	0
	08/2023	TWD	3,406,440		111,555	2,138	0
	08/2023		$442,538	AUD	666,105	1,542	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

08/2023	50,000	CLP	41,489,000	1,561	0
08/2023	3,622	NOK	38,515	0	(29)
09/2023	KRW	40,617,370	$31,423	471	0
09/2023	TWD	5,464,062	180,473	4,650	0
09/2023	$315,156	IDR	4,711,940,157	0	(2,272)
09/2023	1,321	INR	108,768	1	0
09/2023	ZAR	5,503,483	$313,678	23,497	0
10/2023	$50,000	CLP	40,750,000	222	0
SOG	07/2023	358,580	AUD	548,070	6,517	0
SSB	07/2023	CLP	31,108,607	$38,726	0	(34)
07/2023	KRW	30,252,229	23,141	156	0
07/2023	PEN	67,320	18,456	0	(92)
07/2023	$73,849	CLP	60,051,729	834	0
08/2023	101,543	82,130,101	492	0
08/2023	18,431	PEN	67,320	80	0
10/2023	50,000	CLP	40,597,500	34	0
12/2023	27,911	INR	2,303,634	0	(15)
TOR	07/2023	AUD	819,739	$541,438	0	(4,632)
07/2023	JPY	190,944,822	1,326,006	2,711	0
07/2023	NZD	1,636,769	996,244	0	(8,241)
07/2023	$189,697	AUD	290,035	3,509	0
07/2023	93,016	CAD	123,078	39	(149)
07/2023	1,413,633	JPY	197,313,072	0	(46,205)
08/2023	CAD	123,029	$93,016	148	(40)
08/2023	$541,879	AUD	819,739	4,626	0
08/2023	47,246	CLP	37,917,342	0	(165)
08/2023	1,326,006	JPY	190,135,031	0	(2,753)
08/2023	547,799	NZD	899,598	4,221	0
UAG	07/2023	AUD	1,306,457	$872,369	4,119	(2,046)
07/2023	CHF	149	166	0	(1)
07/2023	$48,512	AUD	73,846	763	(83)
08/2023	DKK	3,933	$574	0	(4)
08/2023	GBP	3,862,368	4,881,041	0	(25,147)
08/2023	TWD	352,066	11,490	181	0
08/2023	$873,057	AUD	1,306,457	2,045	(4,113)
08/2023	1,252	CNH	8,676	0	(54)
08/2023	ZAR	2,536,638	$132,148	0	(2,051)
09/2023	ILS	227	63	2	0

Total Forward Foreign Currency Contracts	$482,443	$(541,232)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.180%	07/21/2032	174,900	$28,054	$21,206
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	07/21/2032	285,300	45,762	55,099
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.243	08/05/2024	605,500	8,174	1,702
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.243	08/05/2024	605,500	8,174	18,239
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	07/26/2032	122,300	19,813	14,385
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	177,300	28,722	35,381
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.053	07/20/2023	1,798,800	10,793	1
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.053	07/20/2023	1,798,800	10,793	39,581
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	1,798,800	13,491	3,058
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	1,798,800	13,491	27,904
Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.590	07/19/2024	1,277,500	17,566	4,766
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	07/19/2024	1,277,500	17,566	32,420
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	140,900	18,592	11,743
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	158,900	20,967	26,111
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.170	07/19/2032	141,400	22,426	16,983
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/19/2032	159,400	25,281	30,844
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.645	07/22/2024	1,955,700	27,966	7,719
Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.645	07/22/2024	1,955,700	27,966	48,026

Total Purchased Options	$365,597	$395,168

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	326,000	$(1,011)	$(34)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	326,000	(1,011)	(4,408)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.748	07/21/2023	253,100	(5,986)	(27)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.748	07/21/2023	253,100	(5,986)	(12,780)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	118,300	(455)	(564)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	118,300	(455)	(348)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	77,700	(509)	(194)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	77,700	(509)	(60)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	43,900	(320)	(196)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	43,900	(320)	(104)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	58,500	(187)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	58,500	(187)	(63)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	27,600	(188)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	27,600	(188)	(1)
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	59,400	(138)	(114)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	59,400	(138)	(210)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	49,700	(161)	(100)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	49,700	(161)	(240)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	84,500	(663)	(99)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	84,500	(663)	(1,555)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	294,600	(1,779)	(26)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	294,600	(1,779)	(6,321)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	201,500	(1,551)	(265)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	201,500	(1,551)	(3,501)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	59,500	(217)	(218)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	59,500	(217)	(227)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.508	07/21/2023	64,400	(4,817)	(22)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.508	07/21/2023	64,400	(4,817)	(8,098)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	260,300	(2,037)	(305)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	260,300	(2,037)	(4,795)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	287,400	(2,220)	(372)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	287,400	(2,220)	(5,023)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	08/31/2023	291,300	(2,134)	(418)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	08/31/2023	291,300	(2,134)	(2,963)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	67,500	(466)	(5)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	67,500	(466)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.010	07/21/2023	1,196,400	(7,507)	(29)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	07/21/2023	1,196,400	(7,507)	(26,826)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/25/2023	779,100	(4,869)	(20)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.765	07/25/2023	779,100	(4,869)	(19,368)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	197,300	(1,213)	(17)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	197,300	(1,213)	(4,233)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	159,700	(1,034)	(20)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	159,700	(1,034)	(3,251)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	159,400	(1,120)	(24)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	159,400	(1,120)	(3,059)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	159,400	(1,108)	(26)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	159,400	(1,108)	(2,985)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	159,400	(1,106)	(27)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	159,400	(1,106)	(2,933)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	159,500	(1,097)	(21)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	159,500	(1,097)	(3,306)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	159,100	(1,090)	(18)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	159,100	(1,090)	(3,469)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	158,500	(1,149)	(31)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	158,500	(1,149)	(3,062)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	163,400	(1,085)	(29)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	163,400	(1,085)	(3,393)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	323,000	(1,171)	(29)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	323,000	(1,171)	(4,201)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	323,000	(1,126)	(26)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	323,000	(1,126)	(4,476)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	325,000	(1,016)	(43)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	325,000	(1,016)	(4,068)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	246,400	(1,933)	(291)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	246,400	(1,933)	(4,519)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	165,700	(1,251)	(206)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	165,700	(1,251)	(2,973)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.468	07/25/2023	164,800	(3,939)	(17)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.468	07/25/2023	164,800	(3,939)	(10,359)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	59,500	(141)	(114)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	59,500	(141)	(210)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	11,000	(36)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	11,000	(36)	(53)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	56,600	(201)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	56,600	(201)	(36)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	128,600	(439)	(163)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	128,600	(439)	(534)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	07/19/2023	781,600	(4,690)	(15)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	07/19/2023	781,600	(4,690)	(17,303)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.052	07/20/2023	779,600	(4,794)	(18)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.052	07/20/2023	779,600	(4,794)	(17,176)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	170,100	(1,149)	(33)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	170,100	(1,149)	(3,583)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	07/19/2023	165,400	(3,854)	(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	07/19/2023	165,400	(3,854)	(8,736)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.675	07/20/2023	168,000	(3,906)	(16)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.675	07/20/2023	168,000	(3,906)	(9,036)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	58,700	(189)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	58,700	(189)	(63)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	56,000	(195)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	56,000	(195)	(35)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	27,100	(90)	(48)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	27,100	(90)	(111)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	07/19/2023	42,100	(3,035)	(12)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550	07/19/2023	42,100	(3,035)	(4,972)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.537	07/20/2023	41,900	(3,050)	(14)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.537	07/20/2023	41,900	(3,050)	(5,043)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	242,700	(1,577)	(44)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	242,700	(1,578)	(4,834)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	239,800	(1,517)	(40)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	239,800	(1,517)	(5,116)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	201,000	(1,548)	(263)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	201,000	(1,548)	(3,501)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	201,000	(1,533)	(272)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	201,000	(1,533)	(3,416)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	85,900	(286)	(153)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	85,900	(286)	(353)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	88,100	(286)	(178)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	88,100	(286)	(426)

							$(180,339)	$(247,014)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate		Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Cap	3.018%		1-Day USD-SOFR Compounded-OIS	07/24/2024	1,798,800	$(13,461)	$(39,624)
	Call - OTC 1-Year Interest Rate Cap	2.596		1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	(15,754)	(28,702)
	Put - OTC 1-Year Interest Rate Floor	3.018		1-Day USD-SOFR Compounded-OIS	07/24/2024	1,798,800	(13,461)	(479)
	Put - OTC 1-Year Interest Rate Floor	2.596		1-Day USD-SOFR Compounded-OIS	07/23/2025	1,798,800	(15,754)	(4,081)
FAR	Call - OTC 2-Year Interest Rate Cap	2.224		1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(19,592)
MYC	Call - OTC 2-Year Interest Rate Cap	2.550		1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(36,241)
NGF	Call - OTC 2-Year Interest Rate Cap	2.618		1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(53,762)
FAR	Put - OTC 2-Year Interest Rate Floor	2.224		1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(3,180)
MYC	Put - OTC 2-Year Interest Rate Floor	2.550		1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(8,462)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

NGF	Put - OTC 2-Year Interest Rate Floor	2.618	1-Day USD-SOFR Compounded-OIS			07/25/2026		1,955,700	(35,887)		(13,774)

									$(196,280)		$(207,897)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date			Notional Amount(1)	Premiums (Received)		Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053			$93.281	07/06/2023			35,200	$(140)		$(33)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053			95.875	08/07/2023			113,500	(674)		(662)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053			97.875	08/07/2023			113,500	(621)		(160)

									$(1,435)		$(855)

Total Written Options									$(378,054)		$(455,766)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.557%	EUR	5,300	$72	$(99)	$0	$(27)
CBK	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.557		20,000	169	(270)	0	(101)
GST	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.557		10,000	90	(140)	0	(50)
JPM	HSBC Holdings PLC	(1.000)	Quarterly	06/20/2024	0.557		40,000	371	(573)	0	(202)

								$702	$(1,082)	$0	$(380)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.143%		$10,600	$(464)	$90	$0	$(374)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	2.015		101,800	(7,407)	6,960	0	(447)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.119		7,900	(724)	569	0	(155)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826		39,800	(4,386)	2,838	0	(1,548)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866		47,700	(2,287)	838	0	(1,449)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132		3,100	(276)	139	0	(137)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	2.015		15,600	(1,157)	1,088	0	(69)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826		4,400	(316)	145	0	(171)
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	4.171		2,600	(445)	297	0	(148)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668		140,500	(6,441)	3,530	0	(2,911)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	2.015		90,800	(6,096)	5,697	0	(399)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.119		82,100	(7,269)	5,660	0	(1,609)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826		171,490	(21,145)	14,474	0	(6,671)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.401		89,500	(1,546)	2,343	797	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.545		14,900	(152)	222	70	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.819		49,600	195	(49)	146	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866		6,100	(219)	34	0	(185)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.189		40,400	(653)	981	328	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.119		11,000	(985)	769	0	(216)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826		8,500	(886)	555	0	(331)
DUB	Eskom «	4.650	Quarterly	06/30/2029	0.031		50,500	0	1,581	1,581	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143		17,500	(769)	151	0	(618)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826		13,100	(1,509)	999	0	(510)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.401	87,700	(1,365)	2,146	781	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.395	59,800	(896)	1,088	192	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	59,100	(2,190)	395	0	(1,795)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	25,400	(2,264)	1,144	0	(1,120)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.431	18,800	2,628	(211)	2,417	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	43,000	(358)	816	458	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.914	1,560	(65)	71	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	10,500	(179)	169	0	(10)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.773	15,800	(816)	839	23	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	8,900	(400)	86	0	(314)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.119	22,500	(2,118)	1,677	0	(441)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826	67,500	(7,534)	4,908	0	(2,626)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.158	14,500	(459)	522	63	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.250	93,400	(2,733)	3,436	703	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.545	12,600	(36)	95	59	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	8,800	(339)	72	0	(267)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.128	141,000	(2,841)	3,471	630	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.519	21,600	(169)	465	296	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.773	91,000	(5,032)	5,162	130	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	2.015	2,200	(151)	141	0	(10)
MBC	Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826	10,500	(1,145)	737	0	(408)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	61,200	(2,202)	343	0	(1,859)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	70,400	(6,276)	3,171	0	(3,105)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	35,400	(184)	561	377	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.442	3,700	(51)	101	50	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.662	48,100	74	464	538	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.769	40,060	(136)	486	350	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	106,300	(2,408)	2,310	0	(98)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	229,100	(10,035)	1,950	0	(8,085)
	Turkey Government International Bond	1.000	Quarterly	12/20/2023	2.015	9,500	(688)	646	0	(42)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.119	19,700	(1,909)	1,523	0	(386)
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826	28,000	(3,159)	2,070	0	(1,089)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.773	23,400	(1,213)	1,247	34	0

							$(121,586)	$92,012	$10,029	$(39,603)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.7-1 Index «		0.090%	Monthly	08/25/2037	$31,723	$(19,368)	$17,944	$0	$(1,424)
	ABX.HE.AAA.7-2 Index «		0.760	Monthly	01/25/2038	3,630	(2,324)	1,964	0	(360)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	249	(7)	7	0	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	795	(2)	2	0	0
BRC	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046	3,665	(946)	800	0	(146)
	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037	9,976	(6,125)	5,677	0	(448)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	16	(1)	1	0	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	1,827	(57)	56	0	(1)
	PRIMEX.ARM.2-AAA Index «		4.580	Monthly	12/25/2037	1,225	39	(24)	15	0
CBK	ABX.HE.AA.6-1 Index «		0.320	Monthly	07/25/2045	5,866	(2,860)	2,451	0	(409)
	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037	76,613	(46,862)	43,422	0	(3,440)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	66	(3)	3	0	0
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057	50,000	(1,820)	1,811	0	(9)
DUB	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037	13,966	(8,543)	7,916	0	(627)
	ABX.HE.AAA.7-2 Index «		0.760	Monthly	01/25/2038	12,115	(7,755)	6,553	0	(1,202)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	756	0	(250)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	210	(5)	5	0	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	107,968	(5,201)	5,216	15	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	9,935	(998)	979	0	(19)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	993	(21)	21	0	0
FBF	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	22,708	(20,211)	14,311	0	(5,900)
	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	152	(120)	93	0	(27)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	67,052	(42,336)	39,325	0	(3,011)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	50,016	(32,957)	27,997	0	(4,960)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	27,200	(190)	(110)	0	(300)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	370	(8)	8	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	61,898	(1,429)	1,313	0	(116)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	1,986	(41)	40	0	(1)
GST	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	6,578	(1,697)	1,435	0	(262)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	75,201	(22,477)	19,101	0	(3,376)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	24,397	(4,389)	1,969	0	(2,420)
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	403,950	(4,818)	3,188	0	(1,630)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	5,000	(8)	(47)	0	(55)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	70,800	109	(1,169)	0	(1,060)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	73	(3)	3	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	830,100	2,189	(2,334)	0	(145)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	195,431	(8,314)	7,949	0	(365)
	CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	20,000	(1,505)	1,409	0	(96)
JPM	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	762	(322)	124	0	(198)
	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	42	(25)	18	0	(7)
	ABX.HE.AA.7-2 Index «	1.920	Monthly	01/25/2038	150	(84)	28	0	(56)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	4,219	0	(1,288)
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	56,483	(2,359)	2,367	8	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	588,800	(35,350)	35,247	0	(103)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	298,065	(2,666)	2,110	0	(556)
MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	5,190	(1,291)	1,084	0	(207)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11	0	0	0	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	27,399	(1,402)	1,406	4	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	145,500	(9,443)	9,418	0	(25)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	157,378	(12,323)	12,029	0	(294)
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	50,982	(8,451)	6,418	0	(2,033)
	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	15,961	(9,745)	9,028	0	(717)
	ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	9,075	(5,811)	4,911	0	(900)
	CDX.HY-33 5-Year Index 35-100%	5.000	Quarterly	12/20/2024	218,893	36,475	(20,960)	15,515	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	1,045	0	(328)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	52	(1)	1	0	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	10,670	(364)	365	1	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	64,900	(4,510)	4,499	0	(11)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,942	(889)	872	0	(17)
	CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	1,857	(77)	76	0	(1)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	454,800	(1,564)	(271)	0	(1,835)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	82,900	392	(968)	0	(576)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	98,300	(134)	(950)	0	(1,084)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	41,200	(2,256)	2,249	0	(7)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,650	99	(113)	0	(14)
UAG	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	76	(3)	3	0	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	10,331	(460)	461	1	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	52,000	(3,102)	3,093	0	(9)

						$(314,616)	$287,850	$15,559	$(42,325)

Total Swap Agreements						$(435,500)	$378,780	$25,588	$(82,308)

(q)

Securities with an aggregate market value of $410,579 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,458,342	$1,850,214	$4,308,556
Corporate Bonds & Notes
Banking & Finance	0	5,587,551	44,010	5,631,561
Industrials	0	5,726,917	3,541	5,730,458
Utilities	0	3,645,955	0	3,645,955
Convertible Bonds & Notes
Industrials	0	38,364	0	38,364
Municipal Bonds & Notes
California	0	29,706	0	29,706
Illinois	0	54,344	0	54,344
Puerto Rico	0	9,298	0	9,298
U.S. Government Agencies	0	73,182,573	0	73,182,573
U.S. Treasury Obligations	0	21,443,066	0	21,443,066
Non-Agency Mortgage-Backed Securities	0	41,616,852	879,729	42,496,581
Asset-Backed Securities	0	14,604,935	231,369	14,836,304
Sovereign Issues	0	3,696,408	27,348	3,723,756
Common Stocks
Energy	0	0	265	265
Financials	4,970	0	183,178	188,148
Health Care	0	0	46	46
Industrials	0	0	7,934	7,934
Real Estate	28	0	0	28
Rights
Financials	0	0	4,276	4,276
Warrants
Financials	0	0	6,287	6,287
Information Technology	0	0	78,363	78,363
Preferred Securities
Financials	0	737,904	0	737,904
Industrials	0	50,344	8,027	58,371
Real Estate Investment Trusts
Real Estate	372,182	0	0	372,182
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Argentina Treasury Bills	0	197,719	0	197,719
U.S. Treasury Bills	0	437,084	0	437,084

$377,180	$173,517,362	$3,324,587	$177,219,129
Investments in Affiliates, at Value
Common Stocks
Communication Services	102,544	0	40,014	142,558
Consumer Discretionary	0	0	139,757	139,757
Industrials	0	0	2	2
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,013,337	$0	$0	$2,013,337

$2,115,881	$0	$179,773	$2,295,654

Total Investments	$2,493,061	$173,517,362	$3,504,360	$179,514,783

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,085,005)	$0	$(5,085,005)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	11,296	247,638	0	258,934
Over the counter	0	901,603	1,596	903,199

$11,296	$1,149,241	$1,596	$1,162,133
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,518)	(373,911)	0	(375,429)
Over the counter	0	(1,047,176)	(32,130)	(1,079,306)

$(1,518)	$(1,421,087)	$(32,130)	$(1,454,735)

Total Financial Derivative Instruments	$9,778	$(271,846)	$(30,534)	$(292,602)

Totals	$2,502,839	$168,160,511	$3,473,826	$174,137,176

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (2)

Investments in Securities, at Value

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Loan Participations and Assignments	$1,704,043	$209,285	$(263,962)	$4,379	$(2,581)	$71,708	$158,977	$(33,634)	$1,850,214	$64,739
Corporate Bonds & Notes
Banking & Finance	50,125	2,200	(3,650)	2	0	(4,667)	0	0	44,010	(4,660)
Industrials	3,569	0	0	3	0	(31)	0	0	3,541	(31)
Non-Agency Mortgage-Backed Securities(3)	613,915	427,915	(153,311)	62	(731)	(41,154)	33,033	0	879,729	(57,761)
Asset-Backed Securities	563,881	9,054	(883)	(25)	(17)	(9,898)	13,476	(364,015)	231,369	12,859
Sovereign Issues	115,677	(232,451)	(232,451)	(1,968)	(261,177)	898,638	0	(491,371)	27,348	0
Common Stocks
Energy	265	0	0	0	0	0	0	0	265	0
Financials	195,113	0	0	0	0	(11,935)	0	0	183,178	(11,935)
Health Care	55	268	0	0	0	(277)	0	0	46	(10)
Industrials	435	4,833	0	0	(37)	2,703	0	0	7,934	(820)
Rights
Financials	5,627	0	0	0	0	(1,351)	0	0	4,276	(1,351)
Warrants
Financials	6,163	0	0	0	0	124	0	0	6,287	124
Information Technology	69,348	0	0	0	0	9,015	0	0	78,363	9,015
Preferred Securities
Industrials	7,716	0	0	0	0	311	0	0	8,027	311

	$3,337,932	$653,555	$(654,257)	$2,452	$(263,643)	$932,982	$205,486	$(889,020)	$3,324,587	$7,623
Investments in Affiliates, at Value
Common Stocks
Communication Services	42,873	0	0	0	0	(2,859)	0	0	40,014	(2,859)
Consumer Discretionary	142,132	0	0	0	0	(2,375)	0	0	139,757	(2,375)
Industrials	2	0	0	0	0	0	0	0	2	0
Financial Derivative Instruments - Assets
Over the counter	$33	$0	$(25)	$0	$(5)	$1,593	$0	$0	$1,596	$1,562

Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(4,259)	$0	$0	$4,385	$(32,256)	$0	$(32,130)	$0

Totals	$3,522,972	$653,555	$(658,541)	$2,452	$(264,548)	$933,726	$173,230	$(889,020)	$3,473,826	$3,951

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$158,977	Comparable multiple			EBITDA multiple		X	11.000	—
		870,156	Discounted Cash Flow			Discount Rate			6.130 - 15.008	8.783
		4	Expected Recovery			Price Recover Rate			100.000	—
		150,768	Proxy pricing			Base Price			100.000	—
		615,426	Recent Transaction			Price			98.000	—
		54,883	Third Party Vendor			Broker Quote			97.500	—
Corporate Bonds & Notes
Banking & Finance		41,012	Discounted Cash Flow			Discount Rate			6.360	—
		2,998	Other Valuation Techniques(4)			—			—	—
Industrials		3,541	Discounted Cash Flow			Discount Rate			5.913 – 15.027	6.508
Non-Agency Mortgage-Backed Securities		262,940	Discounted Cash Flow			Discount Rate			15.000	—
		34,730	Fair Valuation of Odd Lot Positions			Adjustment Factor			10.000 - 16.200	11.041
		580,059	Proxy pricing			Base Price			51.229 – 100.528	90.412
Asset-Backed Securities		171,245	Discounted Cash Flow			Discount Rate			6.580 - 17.500	12.676
		193	Expected Recovery			Discount Rate			2.080	—
		136,897	Fair Valuation of odd lot positions			Adjustment Factor			2.500	—
		4,842	Fair Valuation of odd lot positions			Adjustment Factor			100.000	—
		41,402	Recent Transaction/Discounted Cash Flow/Comparable Multiple			Transaction Price/Discount Rate/EBITDA Multiple/Revenue Multiple/Fleet Value Multiple		$/ %/ X/X /X	88.720/8.740/7.750/2.300/ 1.750	—
Sovereign Issues		27,348	Third Party Vendor			Expected Recovery			6.000	—
Common Stocks
Energy		265	Comparable Multiple			EBITDA Multiple		X	6.600	—
Financials		183,167	Indicative Market Quotation			Broker Quote			$23.000	—
		11	Option Pricing Model			Volatility			56.314	—
Health Care		46	Comparable Multiple			EBITDA Multiple		X	9.000	—
Industrials		1,797	Indicative Market Quotation			Broker Quote			$19.500	—
		5,176	Other Valuation Techniques(4)			—			—	—
		961	Recent Transaction			Purchase Price			$6.625	—
Rights

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2023 (Unaudited)

Financials	4,276	Indicative Market Quotation	Broker Quote		$4.750	—
Warrants
Financials	6,287	Indicative Market Quotation	Broker Quote		$$0.750 - 7.250	6.996
Information Technology	78,363	Comparable Multiple	EBITDA Multiple	X	4.590	—
Preferred Securities
Industrials	8,027	Comparable Multiple/Discounted Cash Flow	Book Value Multiple/Discount Rate	X / %	0.350/27.748	—
Investments in Affiliates, at Value
Common Stocks
Communication Services	40,014	Reference Instrument	Liquidity Discount		10.000	—
Consumer Discretionary	139,757	Discounted Cash Flow	Discount Rate		9.500	—
Industrials	2	Other Valuation Techniques(4)	—		—	—
Financial Derivative Instruments - Assets
Over the counter	1,596	Indicative Market Quotation	Broker Quote		0.692 - 3.092	3.092
Financial Derivative Instruments - Liabilities
Over the counter	(32,130)	Other Valuation Techniques(4)	—		—	—

Total	$3,473,826

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Security type updated from Asset-Backed Securities to Non-Agency Mortgage-Backed Securities since prior fiscal year end.
(4)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 126.0% ¤
CORPORATE BONDS & NOTES 4.8%
BANKING & FINANCE 4.8%
Ambac Assurance Corp. 5.100% due 12/31/2099 (g)		$28	$41
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(i)	EUR	200	217
Credit Suisse AG 5.464% (SOFRRATE + 0.390%) due 02/02/2024 ~		$500	496
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	28,524	3,011
1.500% due 10/01/2050		76,133	8,170
1.500% due 10/01/2053		43,147	4,586
2.000% due 10/01/2053		794	91
2.500% due 10/01/2047		1	0
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		21,446	2,266
1.000% due 10/01/2053		1,447	151
1.500% due 10/01/2053		49,056	5,140
2.000% due 10/01/2053		2,998	343
Nykredit Realkredit AS
1.000% due 10/01/2050		6,642	699
1.000% due 10/01/2053		9	1
1.500% due 10/01/2053		247,311	26,037
2.000% due 10/01/2053		27,441	2,969
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		29,378	3,784
Realkredit Danmark AS
1.000% due 10/01/2050		61	7
1.000% due 10/01/2053		14,164	1,447
1.500% due 10/01/2050		13,707	1,470
1.500% due 10/01/2053		186,828	19,593
2.000% due 10/01/2053		2,004	218
2.500% due 04/01/2047		8	1
3.000% due 10/01/2053		39,908	5,143
UBS Group AG
4.177% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	200	215
7.750% due 03/01/2029 •		100	121
UniCredit SpA 7.830% due 12/04/2023		$5,050	5,080

			91,297

INDUSTRIALS 0.0%
ERAC USA Finance LLC 2.700% due 11/01/2023		100	99
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		40	40
VMware, Inc. 3.900% due 08/21/2027		200	189

			328

UTILITIES 0.0%
Petrobras Global Finance BV 7.250% due 03/17/2044		424	419

Total Corporate Bonds & Notes (Cost $129,258)			92,044

U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae, TBA 6.500% due 08/01/2053		26,400	26,941
Ginnie Mae 3.858% due 08/20/2068 •		943	919
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053		60,890	57,196
4.500% due 08/01/2053		110,200	106,007
5.000% due 08/01/2053		39,200	38,419

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

5.500% due 08/01/2053	29,900	29,753

Total U.S. Government Agencies (Cost $260,473)		259,235

U.S. TREASURY OBLIGATIONS 58.1%
U.S. Treasury Bonds
3.000% due 05/15/2045 (o)	320	270
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024	27,044	26,088
0.125% due 04/15/2025 (m)	18,910	17,992
0.125% due 10/15/2025	26,425	25,057
0.125% due 04/15/2026 (m)(o)	11,800	11,067
0.125% due 07/15/2026	19,960	18,753
0.125% due 07/15/2026 (m)	8,556	8,039
0.125% due 10/15/2026 (k)	111,914	104,650
0.125% due 04/15/2027	11,175	10,346
0.125% due 01/15/2030	7,075	6,349
0.125% due 07/15/2030	25,334	22,730
0.125% due 01/15/2031	13,799	12,270
0.125% due 07/15/2031 (k)	187,056	165,960
0.125% due 01/15/2032	43,012	37,886
0.125% due 02/15/2051	8,716	5,824
0.125% due 02/15/2052	8,283	5,503
0.250% due 07/15/2029 (k)	56,088	51,236
0.250% due 02/15/2050 (k)(o)	7,198	5,041
0.375% due 07/15/2025 (m)	11,642	11,143
0.375% due 01/15/2027 (m)(o)	14,293	13,414
0.375% due 07/15/2027	28,873	27,074
0.500% due 04/15/2024	32,587	31,801
0.500% due 01/15/2028 (k)	48,460	45,343
0.625% due 01/15/2024 (k)(m)(o)	60,382	59,362
0.625% due 01/15/2026 (m)(o)	7,533	7,184
0.625% due 01/15/2026 (m)	48,762	46,504
0.625% due 07/15/2032 (k)	23,703	21,799
0.625% due 02/15/2043	9,211	7,564
0.750% due 07/15/2028	36,211	34,326
0.750% due 02/15/2042	12,433	10,574
0.750% due 02/15/2045	26,231	21,702
0.875% due 01/15/2029	22,306	21,122
0.875% due 02/15/2047	27,575	23,161
1.000% due 02/15/2046	22,868	19,860
1.000% due 02/15/2048	13,659	11,762
1.125% due 01/15/2033	23,527	22,556
1.375% due 02/15/2044	24,109	22,731
1.375% due 02/15/2044 (o)	430	405
1.625% due 10/15/2027 (k)(m)	23,044	22,712
2.000% due 01/15/2026 (m)(o)	5,621	5,547
2.125% due 02/15/2040 (o)	5,011	5,381
2.125% due 02/15/2041	8,728	9,373
2.375% due 01/15/2025	50,086	49,569
2.500% due 01/15/2029 (o)	7,970	8,211
2.500% due 01/15/2029	4,593	4,731
3.375% due 04/15/2032 (o)	51	58

Total U.S. Treasury Obligations (Cost $1,229,383)		1,100,030

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Alliance Bancorp Trust 5.630% due 07/25/2037 •	481	411
Banc of America Alternative Loan Trust
5.750% due 12/25/2035 ^«•	368	298
6.000% due 06/25/2046	285	250
Banc of America Mortgage Trust
3.902% due 11/25/2035 ^«~	51	45
4.020% due 08/25/2035 ^~	47	45
4.596% due 06/25/2035 ~	42	35
BCAP LLC Trust 3.797% due 04/26/2036 ~	241	206
Bear Stearns Adjustable Rate Mortgage Trust 4.222% due 07/25/2036 ^~	99	88
Citigroup Mortgage Loan Trust 5.500% due 08/25/2034	804	717
Countrywide Alternative Loan Trust
3.369% due 10/25/2035 ^«~	8	7
5.352% due 12/20/2046 ^•	137	115
5.500% due 11/25/2035 ^	26	21
5.500% due 01/25/2036 «	149	88
6.000% due 08/25/2036 ^•	77	48
6.000% due 04/25/2037 ^	257	150
6.000% due 04/25/2037	576	492
6.250% due 11/25/2036 ^	66	51
Countrywide Home Loan Mortgage Pass-Through Trust
5.730% due 04/25/2035 •	174	161
6.000% due 03/25/2037 ^	474	240
6.000% due 05/25/2037 ^	331	159
6.000% due 07/25/2037 ^	952	471

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.450% due 04/25/2037 •		373	251
6.800% due 07/25/2036 ^þ		168	137
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		51	22
Grifonas Finance PLC 3.513% due 08/28/2039 •	EUR	216	225
GS Mortgage Securities Corp. Trust 8.547% due 08/15/2039 •		$2,700	2,703
GSR Mortgage Loan Trust
4.070% due 09/25/2035 ~		7	7
6.000% due 11/25/2035 ^		316	130
IndyMac IMSC Mortgage Loan Trust 5.510% due 07/25/2047 •		342	238
Lehman Mortgage Trust 5.039% due 01/25/2036 ^~		128	116
MASTR Alternative Loan Trust 5.550% due 03/25/2036 ^•		415	42
Morgan Stanley Mortgage Loan Trust 5.547% due 06/25/2036 ~		60	59
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		1,999	1,909
New York Mortgage Trust 3.974% due 05/25/2036 ^~		52	44
One Market Plaza Trust 3.614% due 02/10/2032		1,518	1,405
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		345	230
5.550% due 01/25/2046 ^•		891	272
5.750% due 02/25/2036 ^		173	71
6.250% due 11/25/2036 ^		166	66
6.500% due 06/25/2037		11,480	2,824
Sequoia Mortgage Trust 5.557% due 07/20/2036 •		693	595
Structured Asset Mortgage Investments Trust
5.570% due 05/25/2036 •		189	128
5.590% due 05/25/2036 •		289	232
5.710% due 02/25/2036 ^•		238	200
Towd Point Mortgage Funding 5.523% due 10/20/2051	GBP	1,426	1,814
Towd Point Mortgage Trust 2.750% due 10/25/2057 ~		$1,870	1,776
WaMu Mortgage Pass-Through Certificates Trust
3.342% due 11/25/2036 ^~		235	202
3.704% due 02/25/2037 ^~		38	32
3.800% due 10/25/2035 ~		526	477
4.163% due 09/25/2033 «~		3	2
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		275	192

Total Non-Agency Mortgage-Backed Securities (Cost $25,412)			20,499

ASSET-BACKED SECURITIES 12.4%
522 Funding CLO Ltd. 6.290% due 10/20/2031 •		500	493
Allegro CLO Ltd. 6.425% due 10/16/2031 •		2,100	2,080
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.930% due 05/25/2034 •		451	446
Arbor Realty Commercial Real Estate Notes Ltd. 6.517% due 01/15/2037 •		5,000	4,917
Ares CLO Ltd. 6.130% due 01/15/2029 •		257	256
Ares European CLO DAC 3.787% due 04/15/2030 •	EUR	885	947
Argent Securities Trust 5.470% due 05/25/2036 •		$1,475	366
Atlas Senior Loan Fund Ltd. 6.350% due 01/15/2031 •		738	728
Babson CLO Ltd. 6.240% due 01/20/2031 •		2,054	2,037
Bain Capital Euro CLO DAC 4.311% due 01/24/2033 •	EUR	600	642
Barings CLO Ltd. 6.320% due 01/20/2032 •		$4,600	4,542
BDS Ltd. 6.876% due 03/19/2039 •		7,300	7,220
Bear Stearns Asset-Backed Securities Trust 5.368% due 02/25/2036 •		1,851	1,845
Benefit Street Partners CLO Ltd.
6.130% due 07/15/2029 •		225	224
6.210% due 10/15/2030 •		3,492	3,464
6.290% due 01/17/2032 •		1,300	1,286
6.340% due 07/15/2032 •		1,000	990
Capital Four U. S. CLO Ltd. 7.188% due 10/20/2030 •		1,146	1,149

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

Carlyle Euro CLO DAC 3.953% due 08/15/2030 •	EUR	7,335	7,825
Carlyle Global Market Strategies CLO Ltd. 6.342% due 07/27/2031 •		$496	491
Carlyle Global Market Strategies Euro CLO DAC 4.073% due 11/15/2031 •	EUR	1,200	1,285
Carlyle U.S. CLO Ltd.
6.250% due 04/20/2031 •		$300	296
6.440% due 01/15/2030 •		593	588
Carrington Mortgage Loan Trust
6.280% due 04/17/2031 •		800	791
6.370% due 04/20/2032 •		2,400	2,370
6.500% due 07/20/2030 •		1,212	1,207
Cedar Funding CLO Ltd. 6.360% due 07/17/2031 •		900	892
CIFC Funding Ltd.
6.223% due 10/24/2030 •		286	284
6.262% due 04/18/2031 •		3,100	3,074
6.271% due 04/23/2029 •		480	477
6.460% due 10/17/2031 •		600	594
CIT Mortgage Loan Trust 6.500% due 10/25/2037 •		37	37
Citigroup Mortgage Loan Trust
5.230% due 01/25/2037 •		227	166
5.645% due 10/25/2036 •		2,300	2,204
Contego CLO DAC 3.851% due 01/23/2030 •	EUR	1,197	1,280
Countrywide Asset-Backed Certificates Trust
5.290% due 07/25/2037 •		$272	247
5.350% due 09/25/2037 •		71	62
5.380% due 05/25/2037 •		890	826
5.650% due 03/25/2037 •		1,978	1,865
5.805% due 04/25/2036 ^~		45	40
6.350% due 10/25/2035 •		1,398	1,371
CQS U.S. CLO Ltd. 7.698% due 07/20/2031 •		1,550	1,560
Crestline Denali CLO Ltd. 6.413% due 10/23/2031 •		1,794	1,771
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 ^þ		383	117
CVC Cordatus Loan Fund DAC 4.103% due 08/15/2032 •	EUR	497	532
Denali Capital CLO Ltd. 6.310% due 04/15/2031 •		$498	491
Dryden CLO Ltd.
6.232% due 04/18/2031 •		500	495
6.331% due 05/15/2031 •		900	893
Dryden Euro CLO DAC 4.157% due 01/17/2033 •	EUR	1,000	1,063
Elevation CLO Ltd. 6.205% due 10/25/2030 •		$5,396	5,357
First Franklin Mortgage Loan Trust 5.855% due 11/25/2036 •		2,215	2,115
Fremont Home Loan Trust
5.285% due 10/25/2036 •		193	170
5.300% due 10/25/2036 •		4,257	1,738
5.390% due 10/25/2036 •		2,340	955
GoldenTree Loan Management EUR CLO DAC 4.100% due 01/20/2032 •	EUR	3,000	3,192
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •		$600	597
Halseypoint CLO Ltd.
6.350% due 07/20/2031 •		585	581
6.749% due 11/30/2032 •		600	595
Harvest CLO DAC 4.252% due 11/18/2030 •	EUR	1,201	1,286
Home Equity Asset Trust 3.883% due 02/25/2036 •		$3,322	3,192
Home Equity Mortgage Loan Asset-Backed Trust 5.370% due 04/25/2037 •		297	222
HSI Asset Securitization Corp. Trust 5.450% due 07/25/2036 •		5,012	2,243
ICG U.S. CLO Ltd. 6.353% due 07/22/2031 •		1,100	1,088
IndyMac INDB Mortgage Loan Trust 5.290% due 07/25/2036 •		752	236
JP Morgan Mortgage Acquisition Trust 5.360% due 10/25/2036 •		47	46
KKR CLO Ltd. 6.440% due 01/15/2031 •		1,548	1,533
LCM LP
6.135% due 07/19/2027 •		311	310
6.290% due 07/20/2031 •		1,900	1,882
LCM Ltd. 6.148% due 07/20/2030 •		1,118	1,112

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

Lehman XS Trust
4.284% due 06/25/2036 þ		602	565
5.470% due 05/25/2036 •		620	535
LoanCore Issuer Ltd.
6.493% due 07/15/2036 •		800	782
6.616% due 01/17/2037 •		2,200	2,165
Long Beach Mortgage Loan Trust 5.750% due 01/25/2036 •		1,229	1,104
Madison Park Euro Funding DAC 3.977% due 07/15/2032 •	EUR	5,600	5,960
Madison Park Funding Ltd.
6.010% due 04/15/2029 •		$1,615	1,598
6.193% due 01/22/2028 •		316	314
6.499% due 07/29/2030 ~		296	295
Magnetite Ltd. 6.201% due 11/15/2028 •		4,998	4,966
Man GLG Euro CLO DAC 4.047% due 01/15/2030 •	EUR	220	237
MASTR Asset-Backed Securities Trust
5.630% due 06/25/2036 •		$213	81
5.720% due 01/25/2036 •		2,299	2,242
MF1 LLC 7.226% due 06/19/2037 •		2,500	2,493
MidOcean Credit CLO 6.385% due 07/19/2028 •		18	18
Morgan Stanley ABS Capital, Inc. Trust
5.220% due 10/25/2036 •		1,520	660
5.260% due 10/25/2036 •		18	9
5.280% due 10/25/2036 •		844	746
5.370% due 10/25/2036 •		1,874	816
5.450% due 06/25/2036 •		1,205	631
Morgan Stanley Mortgage Loan Trust
5.610% due 02/25/2037 •		151	36
6.226% due 10/25/2036 ^þ		187	58
Mountain View CLO Ltd. 6.380% due 07/15/2031 •		900	886
Neuberger Berman CLO Ltd. 6.192% due 10/18/2029 •		1,175	1,165
NovaStar Mortgage Funding Trust 5.490% due 11/25/2036 •		154	48
Oaktree CLO Ltd. 6.383% due 04/22/2030 •		450	443
OCP Euro CLO DAC 3.997% due 01/15/2032 •	EUR	12,042	12,971
Octagon Investment Partners Ltd.
6.220% due 04/16/2031 •		$1,600	1,584
6.321% due 02/14/2031 •		6,100	6,030
OSD CLO Ltd. 6.130% due 04/17/2031 •		6,348	6,278
OZLM Ltd.
6.340% due 04/17/2031 •		985	972
6.348% due 05/16/2030 •		592	588
6.549% due 10/30/2030 •		236	236
Palmer Square CLO Ltd.
6.260% due 10/17/2031 •		3,400	3,365
6.360% due 07/16/2031 •		800	793
Palmer Square European Loan Funding 5.025% due 04/12/2032 •	EUR	1,814	1,990
Palmer Square European Loan Funding DAC 4.227% due 10/15/2031 •		1,223	1,315
Palmer Square Loan Funding Ltd.
6.060% due 10/15/2029 •		$2,490	2,464
6.179% due 05/20/2029 •		2,685	2,662
RAAC Trust 5.850% due 02/25/2046 •		109	108
Rad CLO Ltd. 6.393% due 07/24/2032 •		6,400	6,313
Regatta Funding Ltd. 6.510% due 10/17/2030 •		3,338	3,324
Renaissance Home Equity Loan Trust 6.250% due 09/25/2037 •		5,218	2,302
Residential Asset Securities Corp. Trust
5.400% due 11/25/2036 ^•		3,430	2,970
5.630% due 08/25/2036 •		533	481
Securitized Asset-Backed Receivables LLC Trust
5.470% due 07/25/2036 •		1,984	696
5.590% due 10/25/2036 •		10,517	3,660
5.650% due 05/25/2036 •		763	410
Signal Peak CLO Ltd. 6.365% due 04/25/2031 •		500	497
Sound Point CLO Ltd.
6.173% due 01/23/2029 •		1,609	1,607
6.412% due 04/18/2031 •		1,600	1,572
Soundview Home Loan Trust
5.270% due 11/25/2036 •		120	35
5.555% due 12/25/2036 •		1,396	1,357

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

5.710% due 05/25/2036 •		263	251
Specialty Underwriting & Residential Finance Trust 5.470% due 09/25/2037 •		8,857	5,007
Starwood Commercial Mortgage Trust 6.296% due 07/15/2038 •		751	745
Stratus CLO Ltd. 6.150% due 12/28/2029 •		4,113	4,065
Structured Asset Investment Loan Trust 5.870% due 10/25/2035 •		1,689	1,639
Structured Asset Securities Corp. Mortgage Loan Trust 6.670% due 04/25/2035 •		8	8
Symphony CLO Ltd. 6.140% due 04/15/2028 •		74	74
Symphony Static CLO Ltd. 6.085% due 10/25/2029 •		746	738
TCW CLO Ltd. 6.225% due 04/25/2031 •		1,500	1,485
THL Credit Wind River CLO Ltd. 6.340% due 04/15/2031 •		800	790
TIAA CLO Ltd. 6.450% due 07/20/2031 •		600	593
Toro European CLO DAC
3.917% due 10/15/2030 •	EUR	736	787
3.995% due 01/12/2032 •		3,800	4,067
4.133% due 02/15/2034 •		5,600	5,947
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •		$1,700	1,653
Venture CLO Ltd.
6.140% due 04/15/2027 •		354	353
6.150% due 10/20/2028 •		385	383
6.493% due 08/28/2029 •		1,438	1,430
Vibrant CLO Ltd. 6.370% due 07/20/2032 •		4,500	4,424
Voya CLO Ltd.
6.240% due 06/07/2030 •		1,536	1,526
6.320% due 04/15/2031 •		900	893
6.351% due 07/14/2031 •		694	686
6.458% due 10/15/2030 •		2,104	2,097
Wellfleet CLO Ltd.
6.140% due 07/20/2029 •		366	363
6.420% due 07/20/2032 •		2,200	2,165

Total Asset-Backed Securities (Cost $241,397)			234,878

SOVEREIGN ISSUES 12.1%
Argentina Government International Bond
0.500% due 07/09/2030 þ		869	247
1.500% due 07/09/2035 þ		570	164
15.500% due 10/17/2026	ARS	2,720	1
France Government International Bond
0.100% due 03/01/2026 (f)	EUR	19,505	20,860
0.100% due 07/25/2031 (f)		13,336	14,149
0.100% due 07/25/2038 (f)		9,533	9,691
0.250% due 07/25/2024 (f)		49,051	53,028
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)		5,456	5,446
1.400% due 05/26/2025 (f)		42,110	45,500
Japan Government International Bond
0.005% due 03/10/2031 (f)	JPY	571,120	4,245
0.100% due 03/10/2028 (f)		3,295,920	24,075
0.100% due 03/10/2029 (f)		7,072,531	51,882
Peru Government International Bond 6.150% due 08/12/2032	PEN	1,000	264
Russia Government International Bond
4.250% due 06/23/2027 ^(b)		$200	87
4.750% due 05/27/2026 ^(b)		200	101
5.250% due 06/23/2047 ^(b)		200	89
5.250% due 06/23/2047 ^«(b)		400	24

Total Sovereign Issues (Cost $254,780)			229,853

		SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.0%
Activision Blizzard, Inc.		6,688	564

CONSUMER DISCRETIONARY 0.1%
Hilton Worldwide Holdings, Inc.		3,777	550

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

Marriott International, Inc. 'A'	2,809	516

		1,066

FINANCIALS 0.0%
Argo Group International Holdings Ltd.	3,325	98

HEALTH CARE 0.1%
Amedisys, Inc. (c)	2,400	220
DICE Therapeutics, Inc. (c)	3,900	181
Horizon Therapeutics PLC (c)	5,000	514
IVERIC bio, Inc. (c)	5,875	231
Seagen, Inc. (c)	2,525	486

		1,632

INFORMATION TECHNOLOGY 0.0%
National Instruments Corp.	4,525	260

REAL ESTATE 0.0%
Howard Hughes Corp. (c)	10,335	816

UTILITIES 0.0%
PNM Resources, Inc.	5,975	269

Total Common Stocks (Cost $4,750)		4,705

PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Banco Santander SA 5.250% due 09/29/2023 •(g)(i)	400,000	419
Bank of America Corp. 5.875% due 03/15/2028 •(g)	670,000	613

Total Preferred Securities (Cost $1,086)		1,032

REAL ESTATE INVESTMENT TRUSTS 5.3%
REAL ESTATE 5.3%
Alexandria Real Estate Equities, Inc.	16,532	1,876
American Assets Trust, Inc.	29,186	560
American Homes 4 Rent	71,924	2,550
American Tower Corp.	9,057	1,757
Americold Realty Trust, Inc.	39,731	1,283
Apartment Income REIT Corp.	25,938	936
AvalonBay Communities, Inc.	20,542	3,888
Boston Properties, Inc.	19,535	1,125
Brixmor Property Group, Inc.	35,427	779
Camden Property Trust	16,693	1,817
Corporate Office Properties Trust	23,716	563
Cousins Properties, Inc.	20,208	461
Crown Castle, Inc.	7,761	884
CubeSmart	25,957	1,159
Digital Realty Trust, Inc.	28,065	3,196
Equinix, Inc.	8,478	6,646
Equity LifeStyle Properties, Inc.	38,950	2,605
Equity Residential	47,019	3,102
Essex Property Trust, Inc.	6,550	1,535
Extra Space Storage, Inc.	4,081	608
First Industrial Realty Trust, Inc.	46,337	2,439
Gaming & Leisure Properties, Inc.	50,522	2,448
Healthpeak Properties, Inc.	89,174	1,792
Highwoods Properties, Inc.	14,950	357
Host Hotels & Resorts, Inc.	87,024	1,465
InvenTrust Properties Corp.	23,018	533
Invitation Homes, Inc.	111,961	3,852
Kilroy Realty Corp.	30,050	904
Kimco Realty Corp.	80,897	1,595
Life Storage, Inc.	5,974	794
Mid-America Apartment Communities, Inc.	6,318	959
National Storage Affiliates Trust	28,928	1,008
Park Hotels & Resorts, Inc.	74,687	958
Prologis, Inc.	78,566	9,635
Public Storage	14,671	4,282
Realty Income Corp.	37,859	2,264
Regency Centers Corp.	21,107	1,304
Retail Opportunity Investments Corp.	55,205	746
Rexford Industrial Realty, Inc.	29,984	1,566
RLJ Lodging Trust	177,190	1,820
Ryman Hospitality Properties, Inc.	15,233	1,415
SBA Communications Corp.	8,615	1,997

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

Simon Property Group, Inc.	44,008	5,082
SITE Centers Corp.	58,745	777
Sun Communities, Inc.	18,455	2,408
Sunstone Hotel Investors, Inc.	85,267	863
UDR, Inc.	34,034	1,462
Ventas, Inc.	20,888	987
VICI Properties, Inc.	158,939	4,995
WP Carey, Inc.	23,680	1,600

Total Real Estate Investment Trusts (Cost $88,910)		99,637

	OUNCES
COMMODITIES 13.7%
Gold Warehouse Receipts	229,043	259,070

Total Commodities (Cost $229,043)		259,070

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.5%
COMMERCIAL PAPER 1.9%
American Electric Power Co., Inc. 5.440% due 08/08/2023	$250	249
Arrow Electronics, Inc. 5.730% due 07/18/2023	250	249
AT&T, Inc. 5.700% due 03/19/2024	5,100	4,882
Bacardi Martini BV 5.900% due 07/19/2023	250	249
Conagra Brands, Inc.
5.600% due 07/20/2023	500	498
5.750% due 07/05/2023	1,000	999
5.750% due 07/06/2023	250	250
Consolidated Edison Co. of New York, Inc. 5.430% due 07/25/2023	1,500	1,494
Constellation Brands, Inc. 5.580% due 07/18/2023	250	249
Crown Castle, Inc. 5.870% due 07/20/2023	250	249
CVS Corp. 5.280% due 07/06/2023	250	250
Daimler Truck Finance North America LLC 5.350% due 07/21/2023	250	249
Dominion Resources, Inc.
5.410% due 07/11/2023	250	250
5.430% due 07/31/2023	1,000	995
5.440% due 08/09/2023 (a)	250	249
5.520% due 08/18/2023	950	943
Duke Energy Corp.
5.400% due 07/10/2023	250	250
5.400% due 07/13/2023	250	250
5.400% due 08/08/2023	250	249
Electricite de France SA 5.510% due 08/04/2023	250	249
Enbridge (US), Inc.
5.440% due 07/20/2023	750	748
5.450% due 07/25/2023	250	249
5.450% due 07/26/2023	250	249
5.470% due 07/14/2023	250	249
5.480% due 07/17/2023	250	249
Enel Finance America LLC
5.450% due 07/24/2023	500	498
5.450% due 07/26/2023	250	249
5.450% due 08/07/2023 (a)	500	497
Global Payments, Inc.
5.930% due 07/21/2023	750	747
5.930% due 07/26/2023	850	846
5.950% due 07/05/2023	250	250
5.950% due 07/07/2023	300	300
5.950% due 07/17/2023	250	249
Humana, Inc.
5.430% due 07/20/2023	250	249
5.450% due 07/10/2023	250	250
5.450% due 07/19/2023	1,000	997
5.500% due 08/01/2023	250	249
5.510% due 08/02/2023	500	497
International Flavors & Fragrances, Inc.
6.000% due 07/05/2023	700	700
6.050% due 07/26/2023 (a)	250	249

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

6.050% due 07/28/2023 (a)		250	249
Keurig Dr Pepper, Inc. 5.350% due 07/20/2023		250	249
L3Harris Technologies, Inc. 5.530% due 07/17/2023		250	249
LSEGA Financing PLC 5.430% due 07/25/2023		500	498
Mondelez International, Inc.
5.370% due 07/24/2023		500	498
5.430% due 07/13/2023		500	499
Northrop Grumman Corp. 5.600% due 08/22/2023		750	744
Penske Truck Leasing Co. LP
5.350% due 07/11/2023		250	250
5.350% due 07/14/2023		250	249
Quanta Services, Inc.
5.900% due 07/07/2023		250	250
5.900% due 07/11/2023		500	499
5.900% due 07/12/2023		250	250
5.900% due 07/17/2023		250	249
5.900% due 07/18/2023		250	249
Raytheon Technologies Corp. 5.450% due 07/12/2023		800	799
Republic Services, Inc. 5.250% due 07/05/2023		500	500
S&P Global, Inc. 5.400% due 07/06/2023		600	599
Targa Resources Corp.
5.950% due 07/26/2023		500	498
6.000% due 07/07/2023		500	500
Thomson Reuters Corp. 5.470% due 07/18/2023		700	698
VW Credit, Inc.
5.400% due 07/21/2023		250	249
5.400% due 07/24/2023		500	498
5.400% due 07/25/2023		500	498
5.400% due 07/26/2023		1,350	1,345
5.430% due 08/01/2023		250	249
Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (a)		250	250
5.850% due 07/10/2023 (a)		950	949
6.000% due 07/05/2023		300	300
6.000% due 07/06/2023		600	599

			35,386

REPURCHASE AGREEMENTS (j) 2.1%			39,278

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (d)(e)(f)	ARS	58,105	119

U.S. TREASURY BILLS 0.5%
5.227% due 08/10/2023 - 09/14/2023 (a)(d)(e)(m)(o)		$10,589	10,514

Total Short-Term Instruments (Cost $85,314)			85,297

Total Investments in Securities (Cost $2,549,806)			2,386,280

		SHARES
INVESTMENTS IN AFFILIATES 5.6%
MUTUAL FUNDS (h) 5.6%
PIMCO Emerging Markets Currency and Short-Term Investments Fund		14,154,321	106,016

Total Mutual Funds (Cost $125,082)			106,016

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		14,729	143

Total Short-Term Instruments (Cost $143)			143

Total Investments in Affiliates (Cost $125,225)			106,159

Total Investments 131.6% (Cost $2,675,031)			$2,492,439
Financial Derivative Instruments (l)(n) (0.8)%(Cost or Premiums, net $(2,291))			(14,981)
Other Assets and Liabilities, net (30.8)%			(583,247)

Net Assets 100.0%			$1,894,211

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.100%	06/30/2023	07/03/2023	$32,100	U.S. Treasury Inflation Protected Securities 0.250% due 02/15/2050	$(33,300)	$32,100	$32,114
DEU	5.150	06/30/2023	07/03/2023	100	U.S. Treasury Bonds 2.750% due 08/15/2047	(104)	100	100
2.400	06/30/2023	07/03/2023	1,878	U.S. Treasury Notes 4.625% due 06/30/2025	(1,916)	1,878	1,878
FICC	5.060	06/30/2023	07/03/2023	5,200	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2032	(5,304)	5,200	5,202

Total Repurchase Agreements	$(40,624)	$39,278	$39,294

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.180%	06/14/2023	07/05/2023	$(6,826)	$(6,844)
5.190	06/16/2023	07/06/2023	(2,943)	(2,950)
BSN	5.170	06/20/2023	07/13/2023	(39,766)	(39,841)
5.180	05/04/2023	07/06/2023	(121,963)	(123,016)
DEU	5.170	06/15/2023	07/06/2023	(30,826)	(30,906)
5.180	06/21/2023	07/05/2023	(21,782)	(21,820)
5.180	06/22/2023	07/06/2023	(7,516)	(7,528)
JPS	5.200	06/30/2023	07/06/2023	(12,400)	(12,405)
NOM	5.200	05/17/2023	07/17/2023	(86,773)	(87,362)

Total Reverse Repurchase Agreements	$(332,672)

(k)	Securities with an aggregate market value of $332,985 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(291,166) at a weighted average interest rate of 5.080%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - NYMEX Crude Oil August 2023 Futures	$79.000	07/17/2023	17	17	$(18)	$(2)
Call - NYMEX Crude Oil September 2023 Futures	79.000	08/17/2023	19	19	(19)	(15)

$(37)	$(17)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$113.000	07/21/2023	588	$588	$(415)	$(654)

Total Written Options	$(452)	$(671)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude December Futures	10/2023	323	$24,196	$(2,005)	$229	$0
California Carbon Allowance December Futures	12/2023	1,619	53,362	6,141	259	0
California Carbon Allowance December Futures	12/2024	10	353	21	2	0
Euro-Bund September Futures	09/2023	190	27,728	(214)	21	(867)
Euro-Mill Wheat September Futures	09/2023	221	2,782	(297)	24	(30)
European Climate Exchange December Futures	12/2023	30	2,916	115	45	0
Gold 100 oz. December Futures	12/2023	2	394	(13)	2	0
Iron Ore September Futures	09/2023	467	5,010	529	0	(96)
Natural Gas September Futures	08/2023	417	11,568	678	346	0
U.S. Treasury 10-Year Note September Futures	09/2023	755	84,761	(485)	106	0
Wheat December Futures	12/2023	469	15,694	228	0	(357)

$4,698	$1,034	$(1,350)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ USD 80.000 on Brent Crude September 2023 Futures (2)	07/2023	14	$(12)	$8	$0	$(2)
Call Options Strike @ USD 81.000 on Brent Crude September 2023 Futures (2)	07/2023	32	(21)	8	0	(4)
Call Options Strike @ USD 82.000 on Brent Crude September 2023 Futures (2)	07/2023	68	(33)	39	0	(5)
Corn December Futures	12/2023	508	(12,567)	1,038	857	0
Euro-Bobl September Futures	09/2023	392	(49,495)	622	214	0
Euro-BTP Italy Government Bond September Futures	09/2023	251	(28,663)	264	68	0
Euro-BTP September Futures	09/2023	65	(8,235)	(67)	66	(2)
Euro-Buxl 30-Year Bond September Futures	09/2023	371	(56,515)	(711)	648	(308)
Euro-Oat September Futures	09/2023	246	(34,467)	272	263	(19)
Euro-Schatz September Futures	09/2023	6,615	(756,838)	5,738	1,263	0
Gold 100 oz. August Futures	08/2023	464	(89,524)	1,076	0	(491)
Japan Government 10-Year Bond September Futures	09/2023	140	(144,128)	(522)	107	(58)
Put Options Strike @ USD 25.000 on Brent Crude December 2023 Futures (2)	12/2023	41	(9)	95	0	0
U.S. Treasury 2-Year Note September Futures	09/2023	317	(64,460)	295	10	0
U.S. Treasury 5-Year Note September Futures	09/2023	444	(47,550)	546	0	0
U.S. Treasury Long-Term Bond September Futures	09/2023	912	(115,739)	183	0	(684)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	803	(95,105)	877	0	(238)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	162	(22,067)	(178)	0	(203)

$9,583	$3,496	$(2,014)

Total Futures Contracts	$14,281	$4,530	$(3,364)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380%	Semi-Annual	06/18/2028	JPY	13,680	$(4)	$4	$0	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		385,260	(147)	130	(17)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		9,413,000	186	(395)	(209)	58	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/21/2023		$1,700	0	(24)	(24)	0	(1)
Receive(3)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		214,100	(884)	1,286	402	5	0
Receive(3)	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		1,400	55	55	110	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		1,400	54	70	124	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		300	16	15	31	0	0
Receive(3)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		27,500	(4)	2,634	2,630	0	(15)
Receive(3)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		14,700	(3)	1,402	1,399	0	(8)
Pay(3)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		140,000	(1,083)	(2,517)	(3,600)	394	0
Pay(3)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		5,700	2	(1,521)	(1,519)	51	0
Pay(3)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		3,000	1	(847)	(846)	27	0
Receive(3)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		62,300	1,291	1,359	2,650	0	(647)
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/21/2023		1,700	0	24	24	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	09/21/2023		1,400	0	14	14	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	1,400	(5)	(63)	(68)	0	(1)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		3,000	(15)	(315)	(330)	0	(11)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		5,100	(28)	(542)	(570)	0	(19)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		4,200	(32)	(438)	(470)	0	(16)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		6,700	(24)	(630)	(654)	0	(25)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,000	(11)	(282)	(293)	0	(11)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		48,200	0	(597)	(597)	0	(283)
Pay(3)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		86,900	(215)	357	142	0	(552)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,600	223	1,652	1,875	17	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,700	2	1,921	1,923	18	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		7,000	436	3,197	3,633	34	0
Receive(3)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		19,400	171	(115)	56	137	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027		11,300	0	430	430	0	(12)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		10,000	5	356	361	0	(11)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		4,100	0	119	119	0	(4)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		9,900	53	444	497	0	(7)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		23,900	(174)	(5,324)	(5,498)	53	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		10,200	52	478	530	0	(7)
Receive	CPTFEMU	2.570	Maturity	06/15/2032		12,000	0	464	464	0	(12)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		8,100	(60)	242	182	0	(7)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		5,300	0	257	257	0	(7)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		6,550	8	(500)	(492)	2	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		1,600	1	(212)	(211)	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		2,300	(60)	(236)	(296)	1	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		900	1	(116)	(115)	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		950	0	(157)	(157)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,900	0	(165)	(165)	0	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		7,600	7	(112)	(105)	0	(10)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		3,700	25	(50)	(25)	0	(5)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	CPURNSA	2.314	Maturity	02/26/2026	$13,700	0	1,352	1,352	9	0
Receive	CPURNSA	2.419	Maturity	03/05/2026	15,300	0	1,431	1,431	15	0
Receive	CPURNSA	2.768	Maturity	05/13/2026	11,500	0	839	839	14	0
Receive	CPURNSA	2.813	Maturity	05/14/2026	5,500	0	388	388	7	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	10,230	0	768	768	13	0
Receive	CPURNSA	2.690	Maturity	06/01/2026	600	0	45	45	1	0
Pay	CPURNSA	2.335	Maturity	02/05/2028	4,720	405	(829)	(424)	0	0
Pay	CPURNSA	2.352	Maturity	05/09/2028	1,820	167	(325)	(158)	0	(2)
Pay	CPURNSA	2.360	Maturity	05/09/2028	2,740	253	(489)	(236)	0	(3)
Pay	CPURNSA	2.364	Maturity	05/10/2028	5,590	519	(999)	(480)	0	(5)
Receive	CPURNSA	2.573	Maturity	08/26/2028	1,200	0	74	74	1	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	7,000	455	(1,253)	(798)	0	(6)
Pay	CPURNSA	1.954	Maturity	06/03/2029	1,300	55	(228)	(173)	0	(1)
Pay	CPURNSA	1.280	Maturity	05/19/2030	4,500	(153)	(738)	(891)	0	(7)

Total Swap Agreements	$1,541	$1,788	$3,329	$860	$(1,696)

(m)	Securities with an aggregate market value of $44,527 and cash of $3,341 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	Unsettled variation margin asset of $323 and liability of $(235) for closed futures is outstanding at period end.
(2)	Future styled option.
(3)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	$59	AUD	88	$0	$0
08/2023	AUD	88	$59	0	0
BOA	07/2023	1,909	1,247	0	(25)
07/2023	DKK	163,603	23,625	0	(352)
07/2023	GBP	146	186	0	0
07/2023	PLN	6,109	1,435	0	(66)
07/2023	$39,924	DKK	271,453	0	(142)
07/2023	277	EUR	256	3	0
07/2023	10,670	MXN	196,434	777	0
08/2023	DKK	271,000	$39,924	143	0
08/2023	$2,879	CNY	19,757	0	(143)
09/2023	IDR	10,231,276	$683	4	0
09/2023	$3,807	KRW	4,823,740	0	(131)
09/2023	5,168	TWD	156,879	0	(120)
BPS	07/2023	AUD	232	$151	0	(3)
07/2023	BRL	5,809	1,165	0	(48)
07/2023	EUR	7,728	8,425	0	(8)
07/2023	JPY	9,183,568	66,100	2,456	0
07/2023	$1,205	BRL	5,809	8	0
07/2023	3,987	CZK	85,750	0	(53)
07/2023	1,332	DKK	9,245	23	0
07/2023	207,234	EUR	189,134	0	(851)
07/2023	479	SGD	635	0	(10)
08/2023	EUR	189,134	$207,525	859	0
08/2023	$3,398	CNY	23,233	0	(181)
08/2023	2,572	TWD	78,523	0	(50)
08/2023	560	ZAR	10,403	0	(10)
09/2023	THB	21	$1	0	0
09/2023	$1,186	IDR	17,828,921	0	(3)
10/2023	973	ZAR	18,101	0	(21)
BRC	07/2023	5,990	MYR	27,481	0	(67)
08/2023	1,959	COP	8,347,362	17	0
08/2023	565	ZAR	10,444	0	(12)
09/2023	IDR	31,509	$2	0	0
09/2023	$979	ILS	3,501	0	(32)
09/2023	1,370	MXN	23,917	7	0
CBK	07/2023	GBP	389	$494	0	0
07/2023	$6,302	AUD	9,420	0	(27)
07/2023	1,056	CLP	854,806	9	0
07/2023	3,512	CZK	75,675	0	(40)
07/2023	4,279	EUR	3,937	22	(4)
07/2023	4,141	PHP	225,915	0	(56)
07/2023	3,113	RON	14,076	0	(17)
08/2023	AUD	73	$49	0	0
08/2023	$2,366	CLP	1,935,657	31	0
08/2023	1,211	CNY	8,744	0	0
08/2023	2,678	TWD	81,752	0	(52)
09/2023	KRW	47,286	$37	1	0
CLY	07/2023	DKK	480,803	69,401	0	(1,062)
DUB	07/2023	TRY	193	7	0	0
10/2023	$382	ZAR	6,958	0	(16)
FAR	07/2023	2	CLP	1,311	0	0
GLM	07/2023	BRL	5,828	$1,209	0	(8)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

	07/2023		$1,207	BRL	5,828	10	0
	07/2023		4,549	DKK	31,540	73	0
	08/2023	BRL	5,895		$1,218	0	(7)
	08/2023	CNY	8,438		1,175	7	0
	09/2023	BRL	5,892		1,207	0	(10)
	09/2023	PEN	5,590		1,503	0	(29)
	10/2023		$392	ZAR	7,344	0	(6)
JPM	07/2023	AUD	1,834		$1,199	0	(23)
	07/2023	MXN	52,536		2,985	0	(79)
	07/2023		$2,038	DKK	14,040	20	0
	07/2023		492	GBP	389	2	0
	07/2023		21,869	JPY	3,127,427	0	(195)
	07/2023		271	PHP	14,784	0	(3)
	07/2023		16,431	SGD	21,711	0	(371)
	08/2023	GBP	389		$492	0	(2)
	08/2023	JPY	3,114,138		21,869	196	0
	08/2023	TWD	36,969		1,210	23	0
	08/2023		$3,584	CNY	24,510	0	(191)
	08/2023		2,775	HUF	968,773	28	0
	08/2023		1,177	TWD	36,613	0	(1)
	09/2023	IDR	4,279,835		$284	0	0
	09/2023		$5	IDR	70,787	0	0
	09/2023		946	ILS	3,360	0	(37)
	09/2023		7,633	INR	629,035	12	0
	09/2023		1,056	PEN	3,890	9	0
	09/2023		3,595	THB	123,279	0	(92)
	10/2023		12,153	MXN	213,380	75	0
MBC	07/2023	EUR	164		$175	0	(4)
	07/2023	GBP	2,211		2,737	0	(71)
	07/2023		$995	EUR	908	0	(5)
	09/2023		7,012	KRW	8,941,817	0	(198)
MYI	07/2023	GBP	471		$585	0	(13)
	07/2023	IDR	2,697,081		180	0	0
	07/2023	TRY	30,807		1,190	8	0
	07/2023		$35,490	DKK	242,089	0	(11)
	07/2023		1,035	GBP	825	13	0
	07/2023		180	IDR	2,697,081	0	(1)
	07/2023		1,893	MYR	8,717	0	(15)
	08/2023	DKK	241,685		$35,490	12	0
	08/2023	TWD	56,062		1,839	38	0
	08/2023		$2,786	TWD	84,496	0	(72)
	08/2023		1,236	ZAR	23,979	33	0
	08/2023	ZAR	21,223		$1,136	13	0
	09/2023	IDR	26,678,692		1,770	1	(2)
	09/2023		$649	IDR	9,693,715	0	(5)
	09/2023		1,647	INR	135,868	4	0
	09/2023		7,853	KRW	10,049,158	0	(195)
	09/2023		1,641	THB	56,193	0	(45)
RBC	07/2023	MXN	1,012		$53	0	(6)
	08/2023		52,724		3,042	0	(13)
RYL	07/2023	PLN	130		31	0	(1)
SCX	07/2023	AUD	2,588		1,691	0	(33)
	07/2023		$86	AUD	130	0	0
	07/2023		985	TRY	22,913	0	(110)
	08/2023	AUD	130		$86	0	0
	08/2023	TWD	44,198		1,447	28	0
	08/2023		$9,533	CNY	65,079	0	(522)
	09/2023	TWD	96		$3	0	0
	09/2023		$6,726	IDR	100,247,298	0	(70)
	09/2023		4,777	INR	393,410	4	0
	09/2023		3,694	THB	127,573	0	(69)
	09/2023		4,300	TWD	131,087	0	(82)
SOG	07/2023	AUD	1,981		$1,296	0	(24)
	07/2023	EUR	184,689		198,677	0	(2,855)
	07/2023	SGD	1,756		1,308	10	0
	07/2023		$13,414	PLN	57,787	787	0
SSB	07/2023	CLP	857,345		$1,067	0	(1)
	08/2023		$1,067	CLP	859,821	0	0
	09/2023		9,173	BRL	46,505	431	0
TOR	07/2023	AUD	1,048		$686	0	(13)
	07/2023		$106	AUD	160	1	0
	07/2023		2,545	GBP	2,003	0	(1)
	07/2023		42,054	JPY	6,055,720	0	(86)
	08/2023	AUD	160		$106	0	(1)
	08/2023	GBP	2,003		2,546	1	0
	08/2023	JPY	6,030,038		42,054	87	0
	08/2023		$1,752	HUF	613,614	23	0
UAG	07/2023	AUD	357		$233	0	(4)
	07/2023	CZK	31,499		1,450	5	0
	07/2023		$51	AUD	77	0	0
	07/2023		8,869	TRY	204,367	0	(1,066)
	08/2023	AUD	77		$51	0	0
	08/2023		$494	ZAR	9,486	8	0
	09/2023	THB	45,241		$1,292	6	0
	09/2023		$812	ILS	2,908	0	(25)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

Total Forward Foreign Currency Contracts	$6,328	$(10,275)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	11,000	$683	$2,413
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	22,600	1,419	4,770

$2,102	$7,183

Total Purchased Options	$2,102	$7,183

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(107)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	700	(5)	0

$(91)	$(107)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	94,600	$(269)	$(109)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	54,000	(680)	(3,983)
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.420	09/21/2023	225,200	(1,281)	(963)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/12/2023	132,100	(370)	(153)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	110,100	(1,453)	(8,347)

$(4,053)	$(13,555)

OPTIONS ON INDICES
Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Call - OTC GOLDLNPM Index	2,500.000	01/04/2024	13	$(390)	$(57)

Total Written Options	$(4,534)	$(13,719)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	GOLDLNPM Index	$1,946.500	Maturity	01/04/2024	1,980	$0	$57	$57	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$3,200	$(95)	$82	$0	$(13)
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,600	(121)	121	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,285	(141)	137	0	(4)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	386	0	(54)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,200	(151)	130	0	(21)

$(948)	$856	$0	$(92)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index		Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	CPURNSA		1.800%	Maturity	07/20/2026	$1,900	$0	$(277)	$0	$(277)
	Receive	CPURNSA		1.805	Maturity	09/20/2026	900	0	(130)	0	(130)

								$0	$(407)	$0	$(407)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CIB	Receive	PIMCODB Index	719,033	0.000%	Monthly	02/15/2024	$135,040	$0	$(1,391)	$0	$(1,391)
JPM	Receive	DWRTFT Index	6,230	5.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	72,629	0	(319)	0	(319)
	Receive	BCOMTR Index	7,257	5.300% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	1,675	0	(34)	0	(34)
	Receive	JMABNIC5 Index	511,453	0.000%	Monthly	02/15/2024	91,606	0	(518)	0	(518)
	Receive	DWRTFT Index	474	5.400% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/03/2024	5,526	0	(25)	0	(25)
MAC	Receive	PIMCODB Index	820,325	0.000%	Monthly	02/15/2024	149,169	0	(1,410)	0	(1,410)
MYI	Receive	DWRTFT Index	88	5.260% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	1,026	0	(4)	0	(4)
	Receive	DWRTFT Index	1,650	5.265% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	19,235	0	(83)	0	(83)
	Receive	DWRTFT Index	392	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/24/2024	4,570	0	(20)	0	(20)

								$0	$(3,804)	$0	$(3,804)

Total Swap Agreements								$(948)	$(3,298)	$57	$(4,303)

(o)

Securities with an aggregate market value of $18,908 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0		$91,297	$0		$91,297
Industrials					0		328	0		328
Utilities					0		419	0		419
U.S. Government Agencies					0		259,235	0		259,235
U.S. Treasury Obligations					0		1,100,030	0		1,100,030
Non-Agency Mortgage-Backed Securities					0		20,059	440		20,499
Asset-Backed Securities					0		234,878	0		234,878
Sovereign Issues					0		229,829	24		229,853
Common Stocks

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2023 (Unaudited)

Communication Services	564	0	0	564
Consumer Discretionary	1,066	0	0	1,066
Financials	98	0	0	98
Health Care	1,632	0	0	1,632
Information Technology	260	0	0	260
Real Estate	816	0	0	816
Utilities	269	0	0	269
Preferred Securities
Financials	0	1,032	0	1,032
Real Estate Investment Trusts
Real Estate	99,637	0	0	99,637
Commodities	0	259,070	0	259,070
Short-Term Instruments
Commercial Paper	0	35,386	0	35,386
Repurchase Agreements	0	39,278	0	39,278
Argentina Treasury Bills	0	119	0	119
U.S. Treasury Bills	0	10,514	0	10,514

	$104,342	$2,281,474	$464	$2,386,280
Investments in Affiliates, at Value
Mutual Funds	106,016	0	0	106,016
Short-Term Instruments
Central Funds Used for Cash Management Purposes	143	0	0	143

	$106,159	$0	$0	$106,159

Total Investments	$210,501	$2,281,474	$464	$2,492,439

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,414	976	0	5,390
Over the counter	0	13,568	0	13,568

	$4,414	$14,544	$0	$18,958
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,256)	(3,475)	0	(5,731)
Over the counter	0	(28,297)	0	(28,297)

	$(2,256)	$(31,772)	$0	$(34,028)

Total Financial Derivative Instruments	$2,158	$(17,228)	$0	$(15,070)

Totals	$212,659	$2,264,246	$464	$2,477,369

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.5% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$4,830	$1,613
1.000% due 07/09/2029		126	41
3.500% due 07/09/2041 þ		920	296

Total Argentina (Cost $3,478)			1,950

AUSTRALIA 1.1%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
RESIMAC Bastille Trust 6.093% due 09/05/2057 •		$1,554	1,554
RESIMAC Premier 6.241% due 02/07/2052 •		1,269	1,268

			2,822

SOVEREIGN ISSUES 1.1%
Australia Government International Bond
0.500% due 09/21/2026	AUD	145,600	86,804
1.000% due 11/21/2031		23,500	12,324
1.250% due 05/21/2032		7,800	4,130
1.750% due 06/21/2051		8,800	3,414
2.500% due 05/21/2030		15,800	9,593
4.500% due 04/21/2033		40,700	28,149

			144,414

Total Australia (Cost $176,387)			147,236

AZERBAIJAN 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Project Mercury TBD% due 07/17/2030 «	EUR	25,700	28,044

Total Azerbaijan (Cost $27,680)			28,044

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Group NV 5.796% due 01/19/2029 •		$8,000	7,953

Total Belgium (Cost $8,000)			7,953

CANADA 0.5%
CORPORATE BONDS & NOTES 0.1%
Canadian Imperial Bank of Commerce 4.414% due 06/08/2028		$900	884
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,200	9,044

			9,928

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	8,107	5,600
2.867% due 02/12/2055 ~		16,700	10,869
3.650% due 08/12/2053		6,200	4,413

			20,882

SOVEREIGN ISSUES 0.2%
Canada Government Bond 1.750% due 12/01/2053		20,660	11,511

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Canada Government Real Return Bond 1.500% due 12/01/2044 (g)	12,178	9,199

		20,710

Total Canada (Cost $56,228)		51,520

CAYMAN ISLANDS 4.3%
ASSET-BACKED SECURITIES 4.1%
ACAS CLO Ltd. 6.152% due 10/18/2028 •	$18,785	18,668
ACREC Ltd. 6.308% due 10/16/2036 •	14,113	13,921
Anchorage Capital CLO Ltd.
6.310% due 07/15/2030 •	20,528	20,411
6.413% due 07/22/2032 •	8,250	8,137
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •	10,112	10,050
Arbor Realty Commercial Real Estate Notes Ltd.
6.517% due 01/15/2037 •	31,200	30,682
6.543% due 11/15/2036 •	30,600	30,017
Benefit Street Partners CLO Ltd.
6.210% due 10/15/2030 •	9,249	9,174
6.250% due 07/20/2029 •	2,134	2,131
6.290% due 01/17/2032 •	5,700	5,637
6.340% due 07/15/2032 •	6,500	6,438
Carlyle Global Market Strategies CLO Ltd. 6.271% due 08/14/2030 •	26,029	25,859
Crestline Denali CLO Ltd. 6.413% due 10/23/2031 •	9,815	9,693
Galaxy CLO Ltd. 6.230% due 10/15/2030 •	22,357	22,202
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •	13,000	12,924
GPMT Ltd. 6.407% due 07/16/2035 •	8,607	8,324
KKR CLO Ltd. 6.210% due 07/15/2030 •	9,513	9,439
LCM Ltd. 6.148% due 07/20/2030 •	16,465	16,377
LoanCore Issuer Ltd.
6.493% due 11/15/2038 •	29,800	28,589
6.616% due 01/17/2037 •	11,600	11,414
Madison Park Funding Ltd. 6.375% due 04/25/2032 •	7,200	7,132
Marble Point CLO Ltd. 6.300% due 10/15/2030 •	9,423	9,360
MF1 Multifamily Housing Mortgage Loan Trust 6.111% due 07/15/2036 •	5,212	5,136
MidOcean Credit CLO 6.429% due 02/20/2031 •	11,414	11,304
MKS CLO Ltd. 6.250% due 07/20/2030 •	6,465	6,396
OSD CLO Ltd. 6.130% due 04/17/2031 •	10,743	10,624
OZLM Ltd. 6.410% due 07/20/2032 •	15,500	15,186
Romark CLO Ltd. 6.303% due 10/23/2030 •	17,770	17,571
Sound Point CLO Ltd.
6.173% due 01/23/2029 •	9,652	9,640
6.300% due 10/20/2028 •	3,998	3,994
6.460% due 07/20/2032 •	15,350	15,071
Starwood Mortgage Trust 6.417% due 11/15/2038 •	21,900	21,277
Symphony CLO Ltd. 6.140% due 04/15/2028 •	1,147	1,143
TCW CLO Ltd. 6.225% due 04/25/2031 •	25,400	25,142
THL Credit Wind River CLO Ltd. 6.340% due 04/15/2031 •	9,550	9,433
Venture CLO Ltd.
6.140% due 04/15/2027 •	2,184	2,177
6.150% due 10/20/2028 •	7,627	7,594
6.240% due 07/20/2030 •	19,055	18,840
6.493% due 08/28/2029 •	13,060	12,993
Vibrant CLO Ltd.
6.290% due 09/15/2030 •	8,614	8,517
6.370% due 07/20/2032 •	8,800	8,570
Voya CLO Ltd. 6.248% due 10/15/2030 •	9,601	9,533

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Wellfleet CLO Ltd. 6.140% due 07/20/2029 •		4,535	4,486

			541,206

CORPORATE BONDS & NOTES 0.1%
MGM China Holdings Ltd. 4.750% due 02/01/2027		3,400	3,098
Sands China Ltd.
5.625% due 08/08/2025		4,100	4,002
5.900% due 08/08/2028		9,200	8,778

			15,878

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		9,700	9,916

Total Cayman Islands (Cost $574,710)			567,000

CHINA 4.4%
SOVEREIGN ISSUES 4.4%
China Government International Bond
2.370% due 01/20/2027	CNY	13,600	1,873
2.440% due 10/15/2027		3,105,330	428,022
2.680% due 05/21/2030		224,100	30,939
3.010% due 05/13/2028		79,300	11,218
3.190% due 04/15/2053		54,980	7,843
3.280% due 12/03/2027		500	72
3.530% due 10/18/2051		707,500	105,483

Total China (Cost $625,159)			585,450

DENMARK 3.4%
CORPORATE BONDS & NOTES 3.4%
Jyske Realkredit AS
1.000% due 10/01/2023	DKK	180,000	26,230
1.000% due 04/01/2024		102,600	14,756
1.000% due 10/01/2050		928,210	94,433
1.500% due 10/01/2053		82,767	8,773
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		539,745	53,666
1.500% due 10/01/2053		46,159	5,097
Nykredit Realkredit AS
1.000% due 10/01/2050		758,075	78,619
1.000% due 10/01/2053		28,952	3,016
1.500% due 10/01/2053		255,372	27,515
Realkredit Danmark AS
1.000% due 04/01/2024		713,700	102,635
1.000% due 10/01/2050		254,232	26,788
1.000% due 10/01/2053		12,299	1,282
1.500% due 10/01/2053		65,509	7,039

Total Denmark (Cost $583,347)			449,849

FRANCE 2.0%
CORPORATE BONDS & NOTES 0.4%
Societe Generale SA
1.488% due 12/14/2026 •		$49,200	43,324
2.797% due 01/19/2028 •		7,400	6,561
3.337% due 01/21/2033 •		7,800	6,253

			56,138

SOVEREIGN ISSUES 1.6%
France Government International Bond
0.500% due 05/25/2072	EUR	19,400	8,340
0.750% due 05/25/2052		110,850	65,964
2.000% due 05/25/2048		117,900	101,767
3.250% due 05/25/2045		38,900	42,595

			218,666

Total France (Cost $391,515)			274,804

GERMANY 1.5%
CORPORATE BONDS & NOTES 1.5%
Deutsche Bank AG
0.898% due 05/28/2024 (j)		$8,700	8,269

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

1.000% due 11/19/2025 •	EUR	200	206
1.625% due 01/20/2027		42,200	40,951
1.750% due 11/19/2030 •		4,400	3,800
2.129% due 11/24/2026 •(j)		$10,600	9,436
2.222% due 09/18/2024 •		32,000	31,598
2.552% due 01/07/2028 •		22,600	19,613
2.625% due 12/16/2024	GBP	5,100	6,028
2.625% due 02/12/2026	EUR	18,800	19,425
3.035% due 05/28/2032 •(j)		$9,900	7,803
3.547% due 09/18/2031 •		9,700	8,061
3.729% due 01/14/2032 •(j)		4,200	3,179
3.961% due 11/26/2025 •		29,550	28,190
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		500	471
Landwirtschaftliche Rentenbank 5.375% due 04/23/2024	NZD	15,000	9,167
Schaeffler AG 3.375% due 10/12/2028	EUR	3,000	2,993

Total Germany (Cost $230,495)			199,190

HUNGARY 0.1%
SOVEREIGN ISSUES 0.1%
Hungary Government International Bond
6.250% due 09/22/2032		$17,400	17,871
7.625% due 03/29/2041		600	678

Total Hungary (Cost $17,978)			18,549

IRELAND 1.3%
ASSET-BACKED SECURITIES 1.2%
Accunia European CLO DAC 4.127% due 07/15/2030 •	EUR	4,400	4,741
Armada Euro CLO DAC 3.897% due 07/15/2031 •		14,994	16,006
Aurium CLO DAC 3.847% due 04/16/2030 •		7,435	7,967
Blackrock European CLO DAC 3.797% due 10/15/2031 •		7,000	7,463
BNPP AM Euro CLO DAC 3.827% due 10/15/2031 •		1,873	1,997
Cairn CLO DAC
3.842% due 04/30/2031 •		11,827	12,648
3.912% due 01/31/2030 •		3,451	3,709
Carlyle Euro CLO DAC 3.877% due 01/15/2031 •		18,915	20,207
CVC Cordatus Loan Fund DAC
3.827% due 10/15/2031 •		15,650	16,757
3.855% due 07/21/2030 •		7,132	7,654
4.156% due 09/15/2031 •		6,398	6,833
Harvest CLO DAC 3.817% due 10/15/2031 •		10,000	10,653
Jubilee CLO DAC
3.787% due 04/15/2030 •		11,000	11,762
3.827% due 04/15/2031 •		8,700	9,258
Man GLG Euro CLO DAC
3.857% due 10/15/2030 •		3,737	4,004
4.047% due 01/15/2030 •		3,869	4,170
4.216% due 12/15/2031 •		15,835	16,965

			162,794

CORPORATE BONDS & NOTES 0.1%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		$6,900	6,791
1.650% due 10/29/2024		5,500	5,171
1.750% due 10/29/2024		5,000	4,698
2.450% due 10/29/2026		3,600	3,218

			19,878

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
European Loan Conduit DAC 4.358% due 02/17/2030 •	EUR	2,580	2,757

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Shamrock Residential DAC 4.289% due 01/24/2061 •		2,087	2,253

			5,010

Total Ireland (Cost $207,204)			187,682

ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
2.000% due 03/31/2027	ILS	111,200	28,065
4.500% due 01/17/2033		$11,200	11,041

Total Israel (Cost $45,296)			39,106

ITALY 0.6%
CORPORATE BONDS & NOTES 0.4%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	14,835	14,454
2.625% due 04/28/2025		8,000	8,195
3.625% due 09/24/2024		1,500	1,591
UniCredit SpA 7.830% due 12/04/2023		$22,190	22,323

			46,563

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		18,800	18,568
Italy Government International Bond 6.000% due 08/04/2028	GBP	5,900	7,316

			25,884

Total Italy (Cost $79,452)			72,447

JAPAN 7.3%
CORPORATE BONDS & NOTES 0.3%
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		$9,600	9,555
6.540% (US0003M + 1.000%) due 09/11/2024 ~		11,800	11,815
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		2,294	2,135
Nomura Holdings, Inc. 2.329% due 01/22/2027		10,300	9,113
Olympus Corp. 2.143% due 12/08/2026		8,700	7,759
Sumitomo Mitsui Banking Corp. 0.550% due 11/06/2023	EUR	4,300	4,641

			45,018

SOVEREIGN ISSUES 7.0%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		$43,400	39,316
Japan Government International Bond
0.005% due 03/01/2024	JPY	10,500,000	72,847
0.005% due 04/01/2024		5,270,000	36,566
0.005% due 05/01/2024		3,720,000	25,812
0.005% due 10/01/2024		31,210,000	216,656
0.100% due 03/10/2028 (g)		14,670,243	107,159
0.200% due 06/20/2036		2,810,000	18,437
0.500% due 09/20/2046		10,110,000	61,494
0.500% due 03/20/2049		11,846,000	69,573
0.700% due 12/20/2048		11,590,000	71,857
0.700% due 06/20/2051		9,715,000	58,621
0.700% due 12/20/2051		590,000	3,550
1.000% due 03/20/2052		2,860,000	18,597
1.100% due 09/20/2042		9,710,000	68,709
1.300% due 06/20/2052		1,760,000	12,314
1.400% due 03/20/2053		1,390,000	9,968

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Tokyo Metropolitan Government 0.750% due 07/16/2025		$45,200	41,217

			932,693

Total Japan (Cost $1,178,999)			977,711

LUXEMBOURG 0.0%
CORPORATE BONDS & NOTES 0.0%
Aroundtown SA 1.625% due 01/31/2028	EUR	2,200	1,699
Logicor Financing SARL 1.625% due 07/15/2027		1,300	1,179

Total Luxembourg (Cost $4,037)			2,878

MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	3,214
4.550% due 04/21/2050		3,300	3,034
4.800% due 04/21/2060		4,200	3,959

			10,207

SOVEREIGN ISSUES 0.4%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	37,379	7,372
3.885% due 08/15/2029		175,759	37,947
Malaysia Government Investment Issue 3.465% due 10/15/2030		52,047	10,910

			56,229

Total Malaysia (Cost $71,676)			66,436

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051 (l)		$6,100	5,304

Total Mexico (Cost $5,668)			5,304

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	14,200	6,962

Total New Zealand (Cost $9,982)			6,962

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	20,700	12,529

Total Norway (Cost $15,062)			12,529

PERU 0.1%
SOVEREIGN ISSUES 0.1%
Peru Government International Bond
2.780% due 12/01/2060		$4,700	2,886
3.230% due 07/28/2121		3,300	2,006
8.200% due 08/12/2026	PEN	45,200	13,241

Total Peru (Cost $22,834)			18,133

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Poland Government International Bond
3.875% due 02/14/2033	EUR	21,800	23,631
4.250% due 02/14/2043		6,230	6,688
4.875% due 10/04/2033		$7,800	7,671
5.500% due 04/04/2053		6,700	6,760

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Total Poland (Cost $44,386)			44,750

QATAR 0.2%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy Trading LLC
2.250% due 07/12/2031		$10,200	8,567
3.125% due 07/12/2041		1,600	1,228
3.300% due 07/12/2051		4,600	3,386

			13,181

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Qatar National Bank QPSC 5.966% due 10/10/2023 «		11,800	11,800

Total Qatar (Cost $28,081)			24,981

REPUBLIC OF KOREA 0.7%
SOVEREIGN ISSUES 0.7%
Korea Government International Bond 3.250% due 06/10/2033	KRW	123,355,780	90,501

Total Republic of Korea (Cost $92,781)			90,501

ROMANIA 0.7%
SOVEREIGN ISSUES 0.7%
Romania Government International Bond
1.375% due 12/02/2029	EUR	9,090	7,710
1.750% due 07/13/2030		12,500	10,428
2.000% due 01/28/2032		1,400	1,124
2.000% due 04/14/2033		1,700	1,314
2.124% due 07/16/2031		800	664
2.125% due 03/07/2028		14,800	14,050
2.625% due 12/02/2040		7,700	5,131
2.750% due 04/14/2041		4,445	2,984
2.875% due 04/13/2042		17,900	12,037
3.750% due 02/07/2034		12,500	11,053
5.000% due 09/27/2026		7,300	8,004
6.625% due 09/27/2029		13,100	14,880

Total Romania (Cost $118,203)			89,379

SAUDI ARABIA 0.5%
CORPORATE BONDS & NOTES 0.0%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$1,200	1,000

SOVEREIGN ISSUES 0.5%
Saudi Government International Bond
3.250% due 10/22/2030		4,300	3,907
4.750% due 01/18/2028		32,100	31,865
4.875% due 07/18/2033		34,700	34,708
5.000% due 01/18/2053		1,000	928

			71,408

Total Saudi Arabia (Cost $72,279)			72,408

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/2028		$1,600	1,574
4.650% due 05/19/2030		500	494
5.340% due 05/19/2063		8,700	8,811

Total Singapore (Cost $10,628)			10,879

SOUTH KOREA 3.0%
SOVEREIGN ISSUES 3.0%
Korea Government International Bond
2.000% due 06/10/2031	KRW	33,061,410	22,221
2.125% due 06/10/2027		25,325,000	18,142
2.375% due 12/10/2027		25,830,000	18,571
2.375% due 12/10/2028		115,240,000	81,846
2.625% due 06/10/2028		80,130,000	57,933

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

4.250% due 12/10/2032		220,741,250	175,030
5.500% due 03/10/2028		25,830,000	21,139

Total South Korea (Cost $450,900)			394,882

SPAIN 0.9%
CORPORATE BONDS & NOTES 0.1%
Banco Santander SA 1.849% due 03/25/2026		$4,400	3,940
CaixaBank SA 6.208% due 01/18/2029 •		9,700	9,685

			13,625

SOVEREIGN ISSUES 0.8%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	3,500	3,792
Spain Government International Bond
0.850% due 07/30/2037		2,700	2,059
1.450% due 10/31/2071		26,890	14,241
1.900% due 10/31/2052		6,450	4,664
3.450% due 07/30/2066		58,320	58,034
3.900% due 07/30/2039		14,300	15,954
5.250% due 04/06/2029	GBP	900	1,118

			99,862

Total Spain (Cost $176,324)			113,487

SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
European Bank for Reconstruction & Development
0.500% due 09/01/2023	AUD	1,700	1,125
0.500% due 12/21/2023		500	326
European Investment Bank 0.500% due 08/10/2023		20,700	13,736
Inter-American Development Bank 2.500% due 04/14/2027		15,000	9,279

Total Supranational (Cost $30,927)			24,466

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
Credit Suisse AG
5.000% due 07/09/2027		$3,900	3,768
6.500% due 08/08/2023 (i)		29,614	29,506
UBS AG 5.125% due 05/15/2024 (i)		6,833	6,729
UBS Group AG
3.091% due 05/14/2032 •		4,800	3,885
3.869% due 01/12/2029 •		7,680	6,949
4.177% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	10,900	11,713
4.194% due 04/01/2031 •		$17,800	15,852
4.282% due 01/09/2028		900	832
4.550% due 04/17/2026		2,600	2,501
6.373% due 07/15/2026 •		16,200	16,102
6.442% due 08/11/2028 •		4,500	4,520
6.537% due 08/12/2033 •		61,000	62,526

Total Switzerland (Cost $165,332)			164,883

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$6,600	6,948

Total United Arab Emirates (Cost $6,511)			6,948

UNITED KINGDOM 5.6%
CORPORATE BONDS & NOTES 1.8%
Annington Funding PLC 1.650% due 07/12/2024	EUR	16,122	16,880
Barclays PLC 4.375% due 01/12/2026		$550	529
Haleon U.K. Capital PLC 3.125% due 03/24/2025		7,100	6,787
HSBC Holdings PLC
2.251% due 11/22/2027 •		16,000	14,209

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

3.973% due 05/22/2030 •		5,000	4,495
4.041% due 03/13/2028 •		4,100	3,843
4.292% due 09/12/2026 •		11,000	10,584
4.583% due 06/19/2029 •		7,400	6,971
6.920% (US0003M + 1.380%) due 09/12/2026 ~		9,500	9,568
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024	GBP	3,800	4,605
Nationwide Building Society 2.972% due 02/16/2028 •		$13,800	12,409
NatWest Group PLC
4.892% due 05/18/2029 •		300	286
5.076% due 01/27/2030 •		5,732	5,473
5.516% due 09/30/2028 •		10,500	10,303
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		900	893
Santander U.K. PLC 5.234% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	36,600	46,549
Standard Chartered PLC
0.991% due 01/12/2025 •		$14,000	13,578
1.822% due 11/23/2025 •		11,900	11,132
2.608% due 01/12/2028 •		11,100	9,838
3.785% due 05/21/2025 •		23,100	22,543
6.187% due 07/06/2027 (b)		18,000	18,017
6.296% due 07/06/2034 (b)		5,400	5,412

			234,904

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Avon Finance PLC 5.809% due 09/20/2048 •	GBP	14,272	18,121
Business Mortgage Finance PLC 5.822% due 02/15/2041 •		233	295
EuroMASTR PLC 5.205% due 06/15/2040 •		90	105
Eurosail PLC
3.629% due 03/13/2045 •	EUR	12	13
3.766% due 12/15/2044 •		5,703	6,135
5.150% due 03/13/2045 •	GBP	2	2
5.690% due 09/13/2045 •		837	1,051
5.940% due 06/13/2045 •		310	389
Great Hall Mortgages PLC
3.677% due 03/18/2039 •	EUR	261	282
3.697% due 06/18/2038 •		3	3
5.166% due 06/18/2039 •	GBP	8	10
5.172% due 06/18/2038 •		112	141
5.644% due 06/18/2039 •		$288	285
Ludgate Funding PLC 3.212% due 01/01/2061 •	EUR	113	118
Mansard Mortgages PLC 5.651% due 12/15/2049 •	GBP	3,328	4,141
Newgate Funding PLC
3.827% due 12/01/2050 •	EUR	2,514	2,477
4.126% due 12/15/2050 •		4,607	4,847
4.776% due 12/15/2050 •		957	958
4.880% due 12/01/2050 •	GBP	42	51
5.026% due 12/15/2050 •	EUR	1,569	1,526
5.205% due 12/15/2050 •	GBP	2,146	2,511
6.005% due 12/15/2050 •		2,105	2,565
6.255% due 12/15/2050 •		1,186	1,388
Resloc UK PLC
5.161% due 12/15/2043 •		395	483
5.221% due 12/15/2043 •		680	814
Ripon Mortgages PLC 5.491% due 08/28/2056 •		82,230	104,061
RMAC Securities PLC
3.726% due 06/12/2044 •	EUR	75	77
5.134% due 06/12/2044 •	GBP	1,257	1,527
5.154% due 06/12/2044 •		3,466	4,212
5.502% due 06/12/2044 •		$175	168
Stratton Mortgage Funding PLC 5.287% due 07/20/2060	GBP	33,746	42,862
Towd Point Mortgage Funding
5.531% due 10/20/2051		11,269	14,331
5.841% due 07/20/2045 •		29,794	37,856
5.847% due 05/20/2045		12,162	15,401
6.216% due 02/20/2045 •		4,317	5,472
6.297% due 02/20/2054		2,865	3,640
Trinity Square PLC 5.316% due 07/15/2059 •		14,847	18,829
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		1	5,062
5.574% due 12/21/2049		28,753	36,342
6.564% due 12/21/2049 •		6,230	7,837
7.064% due 12/21/2049 •		3,115	3,898
7.564% due 12/21/2049 •		1,780	2,220

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

8.064% due 12/21/2049 •	1,780	2,183

		354,689

SOVEREIGN ISSUES 1.1%
United Kingdom Gilt
0.625% due 10/22/2050	38,900	20,083
1.250% due 07/31/2051	47,100	29,683
1.500% due 07/31/2053	29,830	19,785
1.750% due 01/22/2049	28,000	21,053
4.250% due 12/07/2040	40,600	49,953

		140,557

Total United Kingdom (Cost $861,841)		730,150

UNITED STATES 51.7%
ASSET-BACKED SECURITIES 3.8%
ACE Securities Corp. Home Equity Loan Trust
5.220% due 11/25/2036 •	$3,995	1,677
5.735% due 02/25/2036 •	15,532	12,725
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.090% due 06/25/2029 •	171	164
AREIT Trust 7.333% due 06/17/2039 •	9,700	9,701
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.385% due 02/25/2034 •	203	195
Asset-Backed Funding Certificates Trust 5.280% due 01/25/2037 •	3,979	2,771
Asset-Backed Securities Corp. Home Equity Loan Trust
6.245% due 02/25/2035 •	3,977	4,015
6.543% due 04/15/2033 •	418	411
BDS Ltd. 6.876% due 03/19/2039 •	21,300	21,067
Bear Stearns Asset-Backed Securities Trust
5.370% due 03/25/2037 •	1,140	1,151
5.810% due 10/25/2032 «•	2	2
5.950% due 10/27/2032 •	18	17
Citigroup Mortgage Loan Trust
4.277% due 10/25/2037 þ	982	897
5.210% due 07/25/2045 •	203	141
5.330% due 01/25/2037 •	4,552	3,341
5.410% due 03/25/2037 •	1,687	1,429
5.450% due 12/25/2036 •	6,408	2,585
5.470% due 12/25/2036 •	2,361	1,327
5.540% due 06/25/2037 •	2,028	1,998
5.600% due 08/25/2036 •	16,899	16,182
5.670% due 03/25/2036 •	4,573	4,085
Countrywide Asset-Backed Certificates Trust
3.962% due 12/25/2034 •	9,346	8,742
4.450% due 08/25/2035 ^«~	347	303
5.290% due 05/25/2035 •	1,840	1,771
5.290% due 06/25/2035 •	6,043	5,265
5.290% due 08/25/2037 ^•	3,608	3,174
5.350% due 06/25/2047 ^•	5,299	4,585
5.380% due 04/25/2047 •	12,300	11,194
5.410% due 12/25/2036 ^•	964	863
5.630% due 03/25/2036 •	939	831
5.830% due 12/25/2036 ^•	227	167
6.125% due 01/25/2036 •	15,870	15,373
6.155% due 10/25/2035 •	5,418	5,323
Credit Suisse First Boston Mortgage Securities Corp. 4.599% due 01/25/2032 •	16	15
Credit-Based Asset Servicing & Securitization Trust 5.270% due 11/25/2036 •	3	2
First Franklin Mortgage Loan Trust 6.050% due 03/25/2034 •	5,013	4,870
Fortress Credit Investments Ltd. 6.917% due 02/23/2039 •	22,000	21,243
Fremont Home Loan Trust
5.300% due 10/25/2036 •	6,490	2,650
5.690% due 02/25/2036 •	7,522	6,406
GSAA Home Equity Trust
5.510% due 03/25/2036 •	6,325	2,425
5.995% due 03/25/2046 ^~	853	336
GSAMP Trust
5.280% due 12/25/2046 •	7,955	4,330
5.420% due 03/25/2047 •	1,212	1,119
Home Equity Asset Trust 5.750% due 11/25/2032 «•	2	2
Home Equity Mortgage Loan Asset-Backed Trust
5.320% due 04/25/2037 •	3,740	2,584
5.390% due 04/25/2037 •	7,842	5,118
HSI Asset Securitization Corp. Trust
5.410% due 04/25/2037 •	6,584	3,374

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

5.765% due 01/25/2036 •	4,500	4,103
JP Morgan Mortgage Acquisition Trust
5.370% due 08/25/2036 •	43	30
5.420% due 07/25/2036 •	2,574	2,169
LCCM Trust 6.461% due 12/13/2038 •	10,300	10,067
LMREC LLC 6.200% due 04/22/2037 •	2,229	2,178
Long Beach Mortgage Loan Trust
5.670% due 08/25/2045 •	2,463	2,361
5.710% due 10/25/2034 •	12	12
MASTR Asset-Backed Securities Trust
5.300% due 10/25/2036 •	11,450	3,757
5.350% due 08/25/2036 •	6,339	2,318
5.370% due 10/25/2036 •	3,407	1,123
5.450% due 03/25/2036 •	623	379
5.885% due 10/25/2035 •	10,803	10,405
Merrill Lynch Mortgage Investors Trust
5.310% due 09/25/2037 •	22	5
5.390% due 02/25/2037 •	44	13
5.870% due 05/25/2036 •	182	179
MESA Trust 5.950% due 12/25/2031 «•	2	2
MF1 LLC 7.226% due 06/19/2037 •	14,200	14,160
Morgan Stanley ABS Capital, Inc. Trust
5.280% due 10/25/2036 •	654	578
5.290% due 05/25/2037 •	2,813	2,021
5.300% due 11/25/2036 •	9,002	4,958
5.350% due 05/25/2037 •	29,122	16,124
5.630% due 06/25/2036 •	3,710	1,961
Morgan Stanley Home Equity Loan Trust
5.320% due 04/25/2037 •	9,809	5,146
5.380% due 04/25/2037 •	7,222	3,793
5.500% due 04/25/2037 •	1,039	546
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 ^þ	1,350	324
Morgan Stanley Structured Trust 5.450% due 06/25/2037 •	8,490	7,754
New Century Home Equity Loan Trust 6.275% due 10/25/2033 •	5,979	5,854
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.585% due 03/25/2036 •	2,565	2,516
5.780% due 02/25/2036 •	11,515	10,222
Nomura Resecuritization Trust 3.581% due 12/26/2037 ~	9,099	7,725
NovaStar Mortgage Funding Trust 5.280% due 03/25/2037 •	15,742	10,490
Option One Mortgage Loan Trust
5.290% due 02/25/2037 •	12,552	6,384
5.370% due 05/25/2037 •	1,937	1,142
5.930% due 02/25/2035 •	3,625	3,416
Pagaya AI Debt Selection Trust 1.150% due 05/15/2029	1,329	1,316
PRET LLC 1.843% due 09/25/2051 þ	22,079	20,152
RAAC Trust 5.650% due 02/25/2037 •	4,738	4,533
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	14,365	5,006
5.675% due 06/25/2037 ^þ	16,477	4,770
5.731% due 11/25/2036 þ	26,069	9,821
Residential Asset Mortgage Products Trust
5.590% due 12/25/2035 •	1,647	1,471
5.750% due 03/25/2036 •	995	953
Residential Asset Securities Corp. Trust 5.990% due 09/25/2034 •	534	493
Saxon Asset Securities Trust 6.900% due 12/25/2037 •	4,333	3,581
Securitized Asset-Backed Receivables LLC Trust
5.280% due 05/25/2037 ^•	181	136
5.490% due 08/25/2036 ^•	1,184	382
SMB Private Education Loan Trust
3.940% due 02/16/2055	18,560	17,463
6.517% due 02/16/2055 •	2,026	2,009
Soundview Home Loan Trust
5.270% due 11/25/2036 •	33	10
5.555% due 12/25/2036 •	7,872	7,649
5.650% due 11/25/2036 •	8,411	7,808
Structured Asset Investment Loan Trust 6.100% due 07/25/2033 •	3,854	3,685
Structured Asset Securities Corp. Mortgage Loan Trust
5.310% due 03/25/2036 •	1,251	1,176
5.380% due 05/25/2047 •	3,267	3,099
5.590% due 12/25/2036 •	19,167	17,368

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035		9,000	9,042
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		24,400	23,702
WaMu Asset-Backed Certificates WaMu Trust 5.440% due 05/25/2037 •		4,300	3,569
Wells Fargo Home Equity Asset-Backed Securities Trust 5.495% due 01/25/2037 •		17,511	16,775

			508,130

CORPORATE BONDS & NOTES 2.1%
7-Eleven, Inc. 0.800% due 02/10/2024		1,100	1,066
AbbVie, Inc. 1.500% due 11/15/2023	EUR	700	757
Arrow Electronics, Inc. 3.250% due 09/08/2024		$2,400	2,317
Bayer U.S. Finance LLC
4.250% due 12/15/2025		10,300	9,942
6.562% (US0003M + 1.010%) due 12/15/2023 ~		8,300	8,292
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	12,200	11,573
Broadcom, Inc. 2.450% due 02/15/2031		$6,400	5,208
Charter Communications Operating LLC
3.750% due 02/15/2028		19,100	17,519
3.950% due 06/30/2062		8,700	5,360
5.125% due 07/01/2049		5,200	4,095
6.949% (US0003M + 1.650%) due 02/01/2024 ~		4,100	4,118
Citigroup, Inc. 3.290% due 03/17/2026 •(j)		8,500	8,134
Credit Suisse AG AT1 Claim ^		16,825	673
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		3,800	3,017
Energy Transfer LP 3.900% due 05/15/2024		900	885
Ford Motor Credit Co. LLC
2.300% due 02/10/2025		7,600	7,112
2.700% due 08/10/2026		1,900	1,698
2.748% due 06/14/2024	GBP	1,600	1,945
2.900% due 02/16/2028		$900	772
2.900% due 02/10/2029		7,500	6,214
3.375% due 11/13/2025		21,100	19,640
3.664% due 09/08/2024		4,200	4,062
3.810% due 01/09/2024		400	395
4.053% due 11/15/2023 •	EUR	500	545
4.063% due 11/01/2024		$1,200	1,162
4.174% due 12/01/2024 •	EUR	5,250	5,660
4.535% due 03/06/2025	GBP	3,900	4,710
5.584% due 03/18/2024		$7,500	7,454
GA Global Funding Trust 2.250% due 01/06/2027		7,400	6,562
Goldman Sachs Group, Inc.
2.000% due 07/27/2023	EUR	8,200	8,938
3.615% due 03/15/2028 •		$5,700	5,353
6.210% (SOFRRATE + 1.120%) due 02/24/2028 ~		2,600	2,587
JPMorgan Chase & Co. 4.080% due 04/26/2026 •		26,700	25,957
Marvell Technology, Inc. 1.650% due 04/15/2026		6,400	5,768
Morgan Stanley
2.630% due 02/18/2026 •		11,500	10,909
5.164% due 04/20/2029 •		8,700	8,600
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	8,700	10,673
Oracle Corp. 1.650% due 03/25/2026 (j)		$20,600	18,702
Organon & Co. 4.125% due 04/30/2028		3,700	3,288
Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	171
2.950% due 03/01/2026		700	642
3.150% due 01/01/2026		1,400	1,300
3.500% due 08/01/2050		500	319
3.950% due 12/01/2047		900	614
4.000% due 12/01/2046		800	537
4.250% due 03/15/2046		500	356
4.300% due 03/15/2045		600	429
4.400% due 03/01/2032		2,500	2,168
4.500% due 07/01/2040		300	234
4.550% due 07/01/2030		600	543
4.600% due 06/15/2043		1,100	834
4.750% due 02/15/2044		1,207	938
4.950% due 07/01/2050		100	79

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Penske Truck Leasing Co. LP 3.450% due 07/01/2024	5,000	4,872
Principal Life Global Funding 1.375% due 01/10/2025	5,100	4,759
Southern California Edison Co. 5.922% (SOFRRATE + 0.830%) due 04/01/2024 ~	6,500	6,492

		276,949

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 7.467% due 03/15/2027	7,433	5,756
Charter Communications Operating LLC 6.795% - 6.834% due 02/01/2027	12,854	12,793
Hilton Worldwide Finance LLC 6.939% due 06/22/2026	286	286
Organon & Co. 8.250% (LIBOR01M + 3.000%) due 06/02/2028 ~	4,746	4,751
United Airlines, Inc. 9.292% (LIBOR03M + 3.750%) due 04/21/2028 ~	8,814	8,824

		32,410

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	100	126
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036	7,700	6,300
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027	5,000	4,460
2.532% due 06/01/2028	3,300	2,890

		13,776

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust 4.395% due 09/25/2035 ^~	44	38
American Home Mortgage Assets Trust 5.340% due 05/25/2046 ^•	134	112
BAMLL Commercial Mortgage Securities Trust 6.243% due 09/15/2038 •	15,200	13,875
Banc of America Funding Trust
2.372% due 03/20/2036 «~	25	22
3.896% due 10/20/2046 ^~	28	24
4.102% due 11/20/2034 ~	145	139
4.416% due 01/20/2047 ^~	54	51
4.449% due 02/20/2036 ~	356	335
5.500% due 01/25/2036 «	35	33
6.000% due 03/25/2037 ^«	131	105
Banc of America Mortgage Trust
3.978% due 04/25/2035 «~	91	76
4.004% due 09/25/2035 ^«~	12	10
4.596% due 06/25/2035 «~	63	52
BCAP LLC Trust
4.175% due 01/26/2047 •	139	133
5.250% due 02/26/2036 ~	413	184
5.250% due 04/26/2037	740	431
Bear Stearns Adjustable Rate Mortgage Trust
4.033% due 11/25/2034 «~	1	1
4.096% due 05/25/2034 «~	52	44
4.283% due 01/25/2035 ~	79	79
4.403% due 10/25/2033 «~	22	21
4.439% due 02/25/2034 ~	6	5
4.996% due 05/25/2034 «~	56	51
5.137% due 07/25/2034 «~	14	14
Bear Stearns ALT-A Trust
3.731% due 11/25/2036 ^~	246	117
3.932% due 08/25/2036 ^~	634	442
3.990% due 11/25/2035 ^~	34	26
4.116% due 08/25/2036 ^~	892	467
4.164% due 08/25/2036 ^~	121	80
4.202% due 09/25/2035 ^~	1,646	1,024
4.365% due 01/25/2036 ^~	64	58
Bear Stearns Structured Products, Inc. Trust 3.484% due 12/26/2046 ^~	25	19
Chase Mortgage Finance Trust
4.483% due 02/25/2037 ~	88	86
4.529% due 07/25/2037 ~	392	301
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.380% due 05/25/2036 •	407	363
CIM Trust 5.500% due 08/25/2064 ~	7,697	7,599
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^«	32	26

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	15,313	12,365
3.000% due 11/27/2051 ~	36,719	31,003
3.223% due 03/25/2037 ^~	178	154
3.974% due 09/25/2037 ^~	313	275
4.132% due 07/25/2046 ^~	367	334
4.418% due 08/25/2035 ~	8	8
6.980% due 05/25/2035 •	8	8
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.626% due 09/25/2035 ^~	804	698
COLT Mortgage Loan Trust 4.156% due 02/25/2067 ~	11,097	10,059
Countrywide Alternative Loan Trust
3.940% due 02/25/2037 ^~	57	49
5.000% due 11/25/2035	3,117	1,782
5.226% due 11/25/2047 ^•	1,384	1,143
5.250% due 06/25/2035 ^	72	55
5.347% due 09/20/2046 •	1,314	1,294
5.356% due 11/25/2047 ^•	3,217	2,656
5.367% due 07/20/2046 ^•	278	223
5.376% due 08/25/2035 •	149	140
5.430% due 04/25/2047 •	506	451
5.476% due 11/25/2035 •	143	123
5.500% due 09/25/2035 ^«•	110	64
5.500% due 09/25/2035 ^•	906	556
5.500% due 05/25/2037 ^•	314	102
5.530% due 09/25/2046 ^•	281	262
5.570% due 07/25/2046 ^•	27	22
5.577% due 03/20/2046 •	41	33
5.577% due 05/20/2046 ^•	359	305
5.710% due 02/25/2037 •	160	133
6.016% due 11/25/2035 •	139	122
6.250% due 08/25/2037 ^	298	158
6.500% due 08/25/2032 «	2	2
Countrywide Home Loan Mortgage Pass-Through Trust
3.613% due 02/25/2047 ^~	116	101
3.680% due 09/20/2036 ^~	76	66
3.797% due 04/20/2036 ~	2,629	2,292
3.810% due 11/25/2034 ~	245	222
3.937% due 05/20/2036 ~	173	156
4.085% due 03/25/2037 ^~	90	79
5.512% due 02/20/2036 ^«•	203	177
5.690% due 03/25/2035 •	266	238
5.730% due 04/25/2035 •	267	247
5.790% due 03/25/2035 •	238	200
5.810% due 02/25/2035 •	6	5
6.000% due 08/25/2037	988	519
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.260% due 07/25/2033 «~	3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	1,360	844
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	2,960	2,401
6.594% due 07/15/2038 •	4,800	4,310
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.290% due 07/25/2047 •	258	235
5.530% due 08/25/2047 •	6,234	5,105
5.900% due 10/25/2047 •	3,002	2,444
Downey Savings & Loan Association Mortgage Loan Trust 5.797% due 07/19/2045 ^«•	4	0
Extended Stay America Trust 6.274% due 07/15/2038 •	24,768	24,308
First Horizon Mortgage Pass-Through Trust 4.715% due 08/25/2035 ~	46	33
GCAT Trust 3.000% due 04/25/2052 ~	16,131	13,620
GreenPoint Mortgage Funding Trust
5.510% due 01/25/2037 •	292	254
5.570% due 04/25/2036 •	191	164
5.690% due 11/25/2045 •	44	39
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.725% due 10/25/2033 «~	4	4
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	6,105	4,938
2.500% due 02/25/2052 ~	13,393	10,815
2.500% due 04/25/2052 ~	7,829	6,322
2.500% due 07/25/2052 ~	21,891	17,732
3.000% due 08/26/2052 ~	34,331	28,987
3.000% due 09/25/2052 ~	36,277	30,630
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~	103	92
3.905% due 05/25/2035 ~	54	45
3.914% due 04/25/2035 ~	11	10
4.070% due 09/25/2035 ~	81	77
4.366% due 01/25/2035 ~	88	82
5.380% due 05/25/2037 •	2,756	1,414

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

6.780% due 03/25/2033 «•	15	14
HarborView Mortgage Loan Trust
4.201% due 07/19/2035 ^~	63	47
5.347% due 09/19/2037 •	433	380
5.626% due 03/19/2036 ^•	65	59
HomeBanc Mortgage Trust 3.912% due 04/25/2037 ^~	431	377
Impac CMB Trust
5.870% due 10/25/2034 •	239	225
5.930% due 10/25/2034 •	74	72
6.150% due 07/25/2033 «•	4	4
IndyMac IMSC Mortgage Loan Trust 5.510% due 07/25/2047 •	1,478	1,029
IndyMac INDA Mortgage Loan Trust
3.446% due 08/25/2036 ~	281	220
4.257% due 11/25/2035 ^«~	50	48
IndyMac INDB Mortgage Loan Trust 5.750% due 11/25/2035 ^•	129	79
IndyMac INDX Mortgage Loan Trust
3.327% due 03/25/2036 ~	3,072	2,108
3.499% due 09/25/2035 ^~	3,629	3,057
3.916% due 12/25/2034 ~	29	28
5.450% due 06/25/2037 ^•	286	113
5.530% due 09/25/2046 •	1,656	1,432
5.630% due 06/25/2037 •	278	249
5.650% due 02/25/2037 •	488	313
JP Morgan Alternative Loan Trust
4.667% due 12/25/2035 ^~	3,802	2,834
5.500% due 11/25/2036 ^«~	6	3
5.630% due 10/25/2036 •	7,503	6,701
JP Morgan Mortgage Trust
3.000% due 12/25/2051 ~	13,405	11,318
3.000% due 01/25/2052 ~	58,883	49,717
3.000% due 03/25/2052 ~	57,410	48,473
3.000% due 04/25/2052 ~	55,278	46,604
3.000% due 05/25/2052 ~	77,441	65,289
3.500% due 09/25/2052 ~	8,643	7,502
3.854% due 11/25/2033 «~	33	30
4.000% due 02/25/2036 ^~	202	151
4.116% due 09/25/2035 «~	43	37
4.213% due 10/25/2035 «~	4	4
4.319% due 07/25/2035 ~	42	40
5.000% due 05/25/2052 •	12,186	11,270
JPMBB Commercial Mortgage Securities Trust 0.719% due 04/15/2047 ~(a)	17,413	51
Luminent Mortgage Trust 5.490% due 12/25/2036 •	971	859
Manhattan West Mortgage Trust 2.130% due 09/10/2039	23,200	19,828
MASTR Adjustable Rate Mortgages Trust
5.360% due 04/25/2046 •	676	601
5.750% due 05/25/2047 ^«•	8	8
MASTR Alternative Loan Trust
5.550% due 03/25/2036 ^•	371	38
6.000% due 03/25/2036 ^	795	702
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.632% due 10/20/2029 •	5	5
5.673% due 06/15/2030 •	6	6
Merrill Lynch Mortgage Investors Trust
4.386% due 02/25/2033 ~	27	25
4.391% due 06/25/2035 ~	70	66
5.570% due 02/25/2036 •	214	202
5.650% due 11/25/2035 •	253	238
MFA Trust
1.381% due 04/25/2065 ~	9,861	8,861
1.947% due 04/25/2065 ~	4,075	3,686
Morgan Stanley Bank of America Merrill Lynch Trust 0.567% due 05/15/2046 ~(a)	1,409	0
Morgan Stanley Capital Trust 6.362% due 12/15/2038 •	22,800	21,493
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	16,991	15,694
2.750% due 11/25/2059 ~	15,473	14,255
OBX Trust
3.000% due 01/25/2052 ~	34,356	29,007
5.949% due 02/25/2063	9,213	9,137
6.120% due 11/25/2062 ~	7,740	7,708
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.710% due 12/25/2035 •	571	529
PMT Loan Trust 2.500% due 07/25/2051 ~	11,193	9,038
Residential Accredit Loans, Inc. Trust
4.398% due 10/25/2037 ~	2,849	2,530
5.300% due 02/25/2047 •	1,154	437
5.510% due 07/25/2036 ^•	11,167	4,679
5.550% due 12/25/2046 ^•	480	420

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

5.570% due 04/25/2046 •	39	11
5.690% due 05/25/2046 ^•	160	128
6.000% due 06/25/2036	365	291
6.250% due 02/25/2037	6,625	5,416
Residential Asset Securitization Trust
5.550% due 01/25/2046 ^•	91	28
5.750% due 02/25/2036	3,766	2,904
6.500% due 08/25/2036 ^	566	170
Residential Funding Mortgage Securities, Inc. Trust
4.149% due 09/25/2035 ^~	138	89
6.500% due 03/25/2032 «	18	17
Sequoia Mortgage Trust
3.519% due 09/20/2046 ^~	1,199	733
4.601% due 04/20/2035 «~	19	19
Structured Adjustable Rate Mortgage Loan Trust
3.625% due 09/25/2036 ^~	345	242
4.154% due 02/25/2036 ^«~	12	11
4.222% due 08/25/2035 ~	171	148
5.282% due 02/25/2034 ~	33	31
5.701% due 04/25/2034 «~	17	16
Structured Asset Mortgage Investments Trust
5.370% due 09/25/2047 •	1,576	1,315
5.476% due 08/25/2047 ^•	802	722
5.530% due 06/25/2036 •	18	17
5.570% due 05/25/2036 •	215	145
5.590% due 05/25/2036 •	1,589	1,274
5.670% due 05/25/2046 ^«•	47	28
5.726% due 07/19/2034 «•	3	3
5.750% due 08/25/2036 ^•	883	627
5.770% due 12/25/2035 ^•	3	3
Structured Asset Securities Corp. 5.430% due 01/25/2036 •	844	671
Structured Asset Securities Corp. Mortgage Loan Trust 5.440% due 10/25/2036 •	6,050	5,071
Thornburg Mortgage Securities Trust
4.484% due 10/25/2043 ~	24	22
6.400% due 06/25/2037 ^•	279	256
7.101% due 06/25/2037 •	1,438	1,202
7.151% due 06/25/2037 •	4,840	4,129
7.151% due 06/25/2047 ^•	762	666
7.151% due 06/25/2047 «•	3	2
7.201% due 03/25/2037 ^•	335	277
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	16,379	14,189
2.710% due 01/25/2060 ~	13,497	12,466
2.900% due 10/25/2059 ~	52,498	48,291
6.150% due 05/25/2058 •	5,290	5,281
UWM Mortgage Trust
2.500% due 11/25/2051 ~	40,124	32,401
2.500% due 12/25/2051 ~	24,889	20,098
3.000% due 01/25/2052 ~	7,162	6,047
WaMu Mortgage Pass-Through Certificates Trust
3.626% due 09/25/2036 ~	1,223	1,062
3.651% due 02/25/2037 ^~	2,514	2,184
3.781% due 08/25/2046 ^~	713	634
3.800% due 10/25/2035 ~	122	111
3.823% due 02/27/2034 •	64	60
3.875% due 12/25/2035 ~	133	121
3.913% due 04/25/2035 ~	107	101
4.008% due 12/25/2046 •	57	51
4.830% due 06/25/2033 «~	15	14
4.956% due 06/25/2046 •	324	297
4.976% due 02/25/2046 •	803	717
5.476% due 10/25/2046 •	497	450
5.710% due 11/25/2045 •	1,647	1,508
5.770% due 01/25/2045 •	80	79
5.890% due 11/25/2034 •	271	248
Washington Mutual Mortgage Pass-Through Certificates Trust
4.746% due 04/25/2047 •	5,295	4,197
4.816% due 05/25/2047 ^«•	28	4
4.916% due 07/25/2046 ^•	295	184
5.530% due 07/25/2046 •	2,608	1,975
Wells Fargo Commercial Mortgage Trust 3.862% due 12/15/2039	18,800	16,730

		856,346

	SHARES
PREFERRED SECURITIES 0.1%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)	10,000,000	8,450

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 33.5%
Fannie Mae
3.000% due 03/01/2060	$11,265	9,958
3.500% due 01/01/2059	20,115	18,356
3.621% due 12/01/2034 •	42	41
4.415% due 11/01/2034 •	244	250
4.560% due 08/01/2036 •	11	11
4.585% due 04/01/2032 •	5	5
4.633% due 12/01/2030 •	2	2
4.943% due 06/01/2043 •	14	14
5.250% due 06/01/2035 •	70	69
5.258% due 03/25/2034 •	5	5
5.550% due 06/25/2036 •	167	164
5.650% due 10/25/2040 •	85	83
6.000% due 04/25/2043 - 07/25/2044	436	434
Fannie Mae, TBA
6.000% due 08/01/2053	1,066,000	1,075,244
6.500% due 07/01/2053 - 08/01/2053	1,148,200	1,172,200
Freddie Mac
0.000% due 01/15/2038 ~(a)	2,679	112
4.021% due 09/01/2035 •	9	9
4.348% due 01/15/2038 •	2,679	2,604
5.176% due 10/25/2044 - 02/25/2045 •	724	668
5.673% due 10/15/2040 •	935	912
5.793% due 12/15/2037 •	101	100
6.000% due 12/01/2033	133	133
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2023 - 09/20/2026 ~	12	11
2.750% (H15T1Y + 1.500%) due 10/20/2023 - 12/20/2025 ~	1	2
2.750% due 11/20/2030 •	1	1
2.875% (H15T1Y + 1.500%) due 04/20/2024 - 05/20/2026 ~	6	5
2.875% due 04/20/2027 - 05/20/2030 •	42	41
3.000% due 08/20/2027 - 05/20/2030 •	21	21
3.000% due 07/20/2046 - 05/20/2047	281	264
6.000% due 08/20/2034	2,624	2,648
U.S. Small Business Administration 5.110% due 04/01/2025	2	2
Uniform Mortgage-Backed Security
2.500% due 01/01/2051 - 02/01/2051	9,740	8,314
3.000% due 10/01/2049 - 06/01/2051	23,741	21,104
3.500% due 04/01/2027 - 07/01/2050	29,517	27,375
4.000% due 06/01/2038 - 06/01/2050	10,624	10,090
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053	188,976	177,512
4.500% due 07/01/2053 - 08/01/2053	680,200	654,319
5.000% due 07/01/2053 - 08/01/2053	321,800	315,377
5.500% due 08/01/2053	658,600	655,358
6.000% due 07/01/2053	289,800	292,381

		4,446,199

U.S. TREASURY OBLIGATIONS 5.5%
U.S. Treasury Bonds
1.625% due 11/15/2050	1,600	995
1.875% due 02/15/2041 (n)	15,500	11,268
4.000% due 11/15/2052	300	308
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2025 (n)(p)	96,489	91,804
0.125% due 07/15/2031 (n)	52,070	46,198
0.125% due 01/15/2032 (n)	49,360	43,477
0.250% due 01/15/2025 (n)(p)	104,650	100,333
0.500% due 01/15/2028 (n)	85,974	80,443
0.625% due 07/15/2032	33,518	30,826
1.125% due 01/15/2033	96,299	92,324
2.375% due 01/15/2027 (n)	6,319	6,352
2.500% due 01/15/2029 (n)	35,539	36,613
3.875% due 04/15/2029 (n)	13,841	15,297
U.S. Treasury Notes
0.125% due 12/15/2023 (n)(p)	10,700	10,457
2.875% due 04/30/2025 (n)(p)	131,200	126,365
3.500% due 02/15/2033	28,170	27,444
4.000% due 02/29/2028	10,200	10,126

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

			730,630

Total United States (Cost $7,115,090)			6,872,890

SHORT-TERM INSTRUMENTS 24.4%
COMMERCIAL PAPER 0.6%
AT&T, Inc. 5.700% due 03/19/2024		$48,750	46,668
Electricite de France SA 5.510% due 08/04/2023		27,000	26,854
Global Payments, Inc. 5.930% due 07/28/2023		12,000	11,945

			85,467

REPURCHASE AGREEMENTS (k) 2.1%			274,919

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (d)(e)(g)	ARS	649,925	1,329

HUNGARY TREASURY BILLS 0.2%
16.220% due 07/06/2023 (e)(f)	HUF	10,277,000	30,043

JAPAN TREASURY BILLS 21.3%
(0.190)% due 07/24/2023 - 10/02/2023 (b)(d)(e)	JPY	409,180,000	2,836,162

U.S. TREASURY BILLS 0.2%
5.270% due 08/24/2023 - 09/14/2023 (d)(e)(n)(p)		$32,168	31,891

Total Short-Term Instruments (Cost $3,405,761)			3,259,811

Total Investments in Securities (Cost $16,914,230)			15,621,148

		SHARES
INVESTMENTS IN AFFILIATES 15.5%
SHORT-TERM INSTRUMENTS 15.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.5%
PIMCO Short Asset Portfolio		67,978,394	654,972
PIMCO Short-Term Floating NAV Portfolio III		144,567,830	1,405,633

Total Short-Term Instruments (Cost $2,082,609)			2,060,605

Total Investments in Affiliates (Cost $2,082,609)			2,060,605

Total Investments 133.0% (Cost $18,996,840)			$17,681,753
Financial Derivative Instruments (m)(o) 1.7%(Cost or Premiums, net $21,600)			219,071
Other Assets and Liabilities, net (34.7)%			(4,610,899)

Net Assets 100.0%			$13,289,925

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							When-issued security.
(c)							Payment in-kind security.
(d)							Coupon represents a weighted average yield to maturity.
(e)							Zero coupon security.
(f)							Coupon represents a yield to maturity.
(g)							Principal amount of security is adjusted for inflation.
(h)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)							Contingent convertible security.
(j)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				3.290%	03/17/2026	03/10/2022	$8,500	$8,134	0.06%
Deutsche Bank AG				0.898	05/28/2024	05/25/2021	8,700	8,269	0.06
Deutsche Bank AG				2.129	11/24/2026	11/17/2020	10,600	9,436	0.07
Deutsche Bank AG				3.035	05/28/2032	06/01/2021 - 06/21/2021	9,908	7,803	0.06
Deutsche Bank AG				3.729	01/14/2032	01/20/2021 - 01/28/2021	4,216	3,179	0.03
Oracle Corp.				1.650	03/25/2026	03/22/2021	20,594	18,702	0.14

							$62,518	$55,523	0.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.140%	07/03/2023	07/05/2023	$80,500	U.S. Treasury Bonds 3.250% due 05/15/2042		$(82,180)	$80,500	$80,500
FICC	2.400	06/30/2023	07/03/2023	47,819	U.S. Treasury Notes 4.625% due 06/30/2025		(48,775)	47,819	47,822
	5.060	06/30/2023	07/03/2023	146,600	U.S. Treasury Notes 3.750% due 06/30/2030		(149,532)	146,600	146,662

Total Repurchase Agreements							$(280,487)	$274,919	$274,984

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

MBC				2.800%	07/03/2023	TBD(3)	EUR	(289)	$(316)
				3.750	06/30/2023	TBD(3)	$(633)		(633)

Total Reverse Repurchase Agreements									$(949)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (8.3)%
U.S. Government Agencies (8.3)%
Fannie Mae, TBA	2.000%	07/01/2038	126,350	(112,907)	(111,978)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2038	55,350	(49,435)	(49,115)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2053	275,950	(229,146)	(225,104)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2053	856,400	(702,616)	(699,605)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2053	2,230	(1,913)	(1,891)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2053	21,900	(19,443)	(19,305)

Total Short Sales (8.3)%	$(1,115,460)	$(1,106,998)

(l)	Securities with an aggregate market value of $696 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(60,381) at a weighted average interest rate of 5.069%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	33	$33	$(7)	$(7)
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	111.500	07/21/2023	97	97	(42)	(36)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	33	33	(6)	(7)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	97	97	(34)	(5)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	193	483	(181)	(909)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	193	483	(156)	(10)

Total Written Options	$(426)	$(974)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	4,104	$973,520	$(170)	$256	$(4)
Canada Government 10-Year Bond September Futures	09/2023	621	57,438	33	450	0
Euro-BTP September Futures	09/2023	1,562	197,904	1,238	51	(1,585)
Euro-Bund September Futures	09/2023	126	18,388	141	14	(129)
Euro-Buxl 30-Year Bond September Futures	09/2023	217	33,056	483	180	(379)
Euro-Schatz September Futures	09/2023	5,693	651,350	(4,044)	0	(1,087)
Japan Government 10-Year Bond September Futures	09/2023	553	569,307	2,329	230	(422)
U.S. Treasury 10-Year Note September Futures	09/2023	346	38,844	(372)	49	0

$(362)	$1,230	$(3,606)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	1,346	$(320,483)	$520	$17	$0
3-Month SOFR Active Contract September Futures	12/2024	2,758	(659,490)	13	138	(4)
Australia Government 3-Year Bond September Futures	09/2023	751	(52,845)	293	261	0
Australia Government 10-Year Bond September Futures	09/2023	285	(22,056)	110	265	0
Euro-Bobl September Futures	09/2023	10,639	(1,343,310)	19,663	5,805	0
Euro-BTP Italy Government Bond September Futures	09/2023	3,089	(352,746)	3,440	843	0
Euro-Oat September Futures	09/2023	3,472	(486,462)	1,133	3,713	(265)
U.S. Treasury 2-Year Note September Futures	09/2023	1,032	(209,851)	2,607	32	0
U.S. Treasury 5-Year Note September Futures	09/2023	6,058	(648,774)	12,023	0	0
U.S. Treasury Long-Term Bond September Futures	09/2023	63	(7,995)	18	0	(47)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	1,746	(206,792)	2,109	0	(518)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	55	(7,492)	(86)	0	(69)
United Kingdom Long Gilt September Futures	09/2023	1,417	(171,501)	2,399	1,206	0

$44,242	$12,280	$(903)

Total Futures Contracts	$43,880	$13,510	$(4,509)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	1.239%		$1,700	$92	$1	$93	$0	$(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	1.576		2,100	84	84	168	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.729		3,100	139	141	280	2	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	4.659	EUR	36,100	2,387	(1,961)	426	242	0

							$2,702	$(1,735)	$967	$244	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
										Variation Margin(1)
Index/Tranches	Fixed (Pay) Rate		Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)		Quarterly	06/20/2033		1,051,700	13,749	(10,453)	3,296	0	(3,507)
iTraxx Europe Main 39 10-Year Index	(1.000)		Quarterly	06/20/2033	EUR	244,500	5,766	(3,499)	2,267	0	(694)

						$	$	$	$		$(4,201)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin(1)
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%		Quarterly	12/20/2027		$15,700	$88	$147	$235	$20	$0
CDX.IG-40 5-Year Index	1.000		Quarterly	06/20/2028		1,261,700	11,529	7,803	19,332	1,700	0

							$11,617	$7,950	$19,567	$1,720	$0

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/20/2025	GBP	97,600	$(800)	$(3,600)	$(4,400)	$0	$(330)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/20/2028		117,000	(541)	(7,454)	(7,995)	0	(743)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		900,700	(26,033)	(46,732)	(72,765)	0	(7,367)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		76,800	(2,256)	(6,994)	(9,250)	0	(768)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/15/2028	INR	2,711,520	(18)	268	250	0	(62)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		1,725,300	1,085	(861)	224	61	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	34,030,000	421	(330)	91	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	11/02/2025		11,910,000	9	(177)	(168)	0	(19)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		17,090,000	1,313	(673)	640	37	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		40,000	0	(4)	(4)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2031		1,700,000	267	133	400	9	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		37,520,000	(5,385)	(4,650)	(10,035)	0	(203)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		5,350,000	883	482	1,365	35	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	201	5,786	5,987	197	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		2,880,000	(3,629)	697	(2,932)	0	(105)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		11,350,000	(2,589)	(2,317)	(4,906)	0	(426)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	03/15/2028	SGD	98,660	651	(1,874)	(1,223)	0	(420)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	07/15/2023		$319,750	0	4,418	4,418	146	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/25/2023		130,050	0	(1,843)	(1,843)	0	(59)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/31/2023		142,550	0	(2,024)	(2,024)	0	(64)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/15/2023		177,800	0	(2,534)	(2,534)	0	(76)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024		91,200	(3)	402	399	0	(18)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024		91,200	248	(732)	(484)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		86,429	51	2,680	2,731	3	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		211,100	4,576	5,483	10,059	25	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		474,546	20,055	(3,251)	16,804	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		181,800	0	(4,208)	(4,208)	23	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		334,900	0	(7,741)	(7,741)	42	0
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		130,050	(27)	6,355	6,328	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		142,550	(18)	6,968	6,950	3	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		302,200	(31)	3,156	3,125	0	(120)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		302,200	934	(4,468)	(3,534)	116	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	09/17/2024		99,200	(18)	3,935	3,917	0	(34)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024		269,400	(64)	2,743	2,679	0	(98)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024		269,400	84	(3,217)	(3,133)	97	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024		229,600	(27)	2,999	2,972	0	(90)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024		229,600	40	(2,886)	(2,846)	90	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		711,200	(1,819)	11,582	9,763	0	(110)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		1,319,800	2,270	12,865	15,135	50	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		82,400	(25)	932	907	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		793,100	746	15,311	16,057	0	(67)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		1,194,520	(3,978)	6,223	2,245	30	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		479,900	130	24,141	24,271	10	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		828,800	(6,913)	84,843	77,930	0	(444)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		177,800	(1,521)	20,237	18,716	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		241,600	9,058	18,434	27,492	27	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		15,754	1,355	6	1,361	1	0
Pay	1-Day USD-SOFR Compounded-OIS	0.400	Semi-Annual	01/15/2028		319,750	(1,873)	(51,664)	(53,537)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		22,000	(47)	(184)	(231)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		195,800	3,144	2,760	5,904	0	(67)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.752	Annual	10/03/2028		75,700	0	(119)	(119)	43	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Pay(7)	1-Day USD-SOFR Compounded-OIS	3.850	Annual	10/03/2028	75,700	0	210	210	44	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	10/05/2028	78,400	0	87	87	87	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	85,500	331	(12,786)	(12,455)	25	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	199,300	1,372	(24,985)	(23,613)	124	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	287,168	(3,378)	2,500	(878)	0	(174)
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	21,200	(35)	(2,629)	(2,664)	14	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	64,200	(106)	(7,611)	(7,717)	42	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	14,800	(29)	(1,743)	(1,772)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029	12,990	(37)	(1,313)	(1,350)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	142,800	(11,766)	(9,483)	(21,249)	68	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029	78,700	0	(1,402)	(1,402)	62	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029	84,000	0	477	477	70	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	6,700	(42)	(290)	(332)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	28,300	(178)	(1,136)	(1,314)	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029	17,600	0	(663)	(663)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029	114,200	7	(3,906)	(3,899)	97	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	18,700	(66)	(315)	(381)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	65,100	(224)	(1,622)	(1,846)	66	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	32,000	(118)	(288)	(406)	37	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,800	(22)	27	5	0	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	01/15/2031	330,100	3,569	68,016	71,585	0	(459)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032	60,900	0	(950)	(950)	0	(128)
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032	168,710	0	7,850	7,850	0	(372)
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032	77,900	0	3,490	3,490	0	(172)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032	179,100	759	7,024	7,783	0	(396)
Receive	1-Day USD-SOFR Compounded-OIS	3.104	Annual	11/15/2032	76,300	0	3,206	3,206	0	(169)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032	54,500	0	2,280	2,280	0	(121)
Receive	1-Day USD-SOFR Compounded-OIS	3.127	Annual	11/15/2032	32,000	0	1,285	1,285	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	3.159	Annual	11/15/2032	74,350	0	2,793	2,793	0	(165)
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032	4,100	(20)	169	149	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032	62,800	0	2,282	2,282	0	(140)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	66,340	2,967	145	3,112	0	(168)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	78,021	(399)	17	(382)	0	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,700	4	4	8	22	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.445	Annual	10/03/2038	58,600	0	19	19	0	(277)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.533	Annual	10/03/2038	58,600	0	(571)	(571)	0	(279)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.490	Annual	10/05/2038	61,700	0	(308)	(308)	0	(308)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	101,570	26,070	1,306	27,376	0	(867)
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052	38,200	0	(2,536)	(2,536)	380	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	14,530	(1,067)	(128)	(1,195)	146	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.165	Annual	10/03/2053	17,800	0	55	55	192	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.240	Annual	10/03/2053	17,800	0	305	305	193	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.203	Annual	10/05/2053	18,100	0	188	188	188	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Pay(7)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		28,000	880	(190)	690	304	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	CAD	34,800	0	(1,985)	(1,985)	21	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		24,300	0	(1,381)	(1,381)	15	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		73,500	(817)	(2,996)	(3,813)	57	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		96,400	(3,604)	(3,955)	(7,559)	102	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		107,400	4,342	(10,652)	(6,310)	434	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		65,800	12	(6,487)	(6,475)	269	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		199,200	2,205	(19,548)	(17,343)	848	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		240,100	(2,491)	(23,908)	(26,399)	1,057	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		116,000	71	4,220	4,291	0	(701)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		36,900	(1,574)	(2,771)	(4,345)	353	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	127,700	(257)	(8,275)	(8,532)	0	(311)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	0	(2,246)	(2,246)	0	(82)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		30,200	0	(1,989)	(1,989)	0	(81)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	657,100	(546)	1,221	675	129	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		688,000	(971)	1,518	547	169	0
Pay	3-Month CNY-CNREPOFIX	3.000	Quarterly	03/15/2028		814,600	1,434	1,663	3,097	192	0
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028		1,360,500	2,379	666	3,045	350	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2028	KRW	801,668,471	4,101	(11,292)	(7,191)	0	(1,582)
Receive	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2033		85,508,836	735	196	931	246	0
Receive(7)	3-Month KRW-KORIBOR	3.250	Quarterly	09/20/2033		81,872,750	672	177	849	238	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	8,000	0	(183)	(183)	0	(3)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		693,700	(2,182)	(5,363)	(7,545)	0	(287)
Pay(7)	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		327,700	(243)	(509)	(752)	0	(285)
Pay(7)	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		380,700	(69)	(267)	(336)	0	(334)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		110,000	(250)	(2,457)	(2,707)	0	(228)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	135,100	312	(763)	(451)	0	(2)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029		171,800	635	(2,575)	(1,940)	0	(79)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	1,967,850	(166)	663	497	27	0
Receive	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023		$229,600	0	503	503	15	0
Pay	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023		229,600	0	(488)	(488)	0	(17)
Pay	3-Month USD-LIBOR	4.433	Quarterly	07/06/2023		302,200	0	(233)	(233)	0	(21)
Pay	3-Month USD-LIBOR	4.789	Quarterly	07/07/2023		91,200	0	(39)	(39)	0	(4)
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/15/2023		319,750	0	(4,382)	(4,382)	0	(141)
Receive	3-Month USD-LIBOR	0.550	Semi-Annual	07/15/2023		330,100	0	3,593	3,593	130	0
Pay	3-Month USD-LIBOR	1.518	Semi-Annual	07/20/2023		21,200	0	(127)	(127)	0	(7)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/20/2023		64,200	0	(347)	(347)	0	(19)
Pay	3-Month USD-LIBOR	1.630	Semi-Annual	07/26/2023		14,800	0	(81)	(81)	0	(4)
Pay	3-Month USD-LIBOR	4.427	Quarterly	07/27/2023		269,400	0	(203)	(203)	0	(19)
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/25/2023		130,050	0	1,837	1,837	59	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/31/2023		142,550	0	2,042	2,042	65	0
Receive	3-Month USD-LIBOR	4.433	Quarterly	09/06/2023		302,200	0	913	913	27	0
Receive	3-Month USD-LIBOR	4.789	Quarterly	09/07/2023		91,200	0	196	196	6	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/15/2023		177,800	0	2,577	2,577	83	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/15/2023		828,800	0	9,365	9,365	298	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/15/2023		199,300	0	(2,125)	(2,125)	0	(68)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2023		99,200	0	712	712	32	0
Receive	3-Month USD-LIBOR	4.427	Quarterly	09/27/2023		269,400	0	850	850	25	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	77,200	(222)	(4,648)	(4,870)	0	(286)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		42,200	(923)	6,224	5,301	210	0
Pay(7)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		41,300	(54)	(178)	(232)	0	(128)
Pay(7)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		699,500	(815)	1,305	490	0	(2,198)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		291,700	4,558	(6,792)	(2,234)	0	(2,045)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		126,500	541	(3,472)	(2,931)	0	(849)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	0	(1,740)	(1,740)	0	(57)
Receive	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	558,044	6,496	9,845	16,341	156	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		108,100	(210)	(1,684)	(1,894)	1	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		50,900	(99)	(799)	(898)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		157,700	(364)	(2,455)	(2,819)	0	(4)
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		35,700	(103)	(497)	(600)	0	(3)
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		35,900	(65)	(537)	(602)	0	(3)
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		30,000	(55)	(450)	(505)	0	(3)
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		58,300	(138)	(958)	(1,096)	0	(11)
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		14,300	(26)	(243)	(269)	0	(3)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		12,400	(43)	(556)	(599)	0	(10)
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		279,400	(9,100)	(5,243)	(14,343)	0	(284)
Pay(7)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025		564,000	3,560	(7,288)	(3,728)	0	(1,283)
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		300	(7)	(17)	(24)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		507,230	3,642	(3,679)	(37)	0	(1,135)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		19,400	(95)	(2,037)	(2,132)	0	(72)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(179)	(3,501)	(3,680)	0	(122)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		25,300	(191)	(2,639)	(2,830)	0	(94)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		39,600	(144)	(3,722)	(3,866)	0	(147)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		18,800	(70)	(1,766)	(1,836)	0	(70)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028		2,813,600	(25,696)	(3,121)	(28,817)	0	(12,983)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		230,010	(2,476)	(518)	(2,994)	424	0
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		1,829,800	(2,336)	5,320	2,984	0	(11,625)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		142,090	2,193	(13,276)	(11,083)	0	(904)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		27,930	2,156	(4,456)	(2,300)	0	(174)
Receive(7)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		5,950	0	2,675	2,675	17	0
Receive(7)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		305,200	2,568	(1,682)	886	2,149	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	3,731,000	(142)	(1,230)	(1,372)	0	(11)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	1,363,000	111	(7,493)	(7,382)	0	(101)
Pay(7)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	1,819,500	(2,491)	(11,107)	(13,598)	1,459	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		90,800	(1,540)	393	(1,147)	587	0

							$(9,653)	$(44,555)	$(54,208)	$13,607	$(54,877)

Total Swap Agreements							$24,181	$(52,292)	$(28,111)	$15,571	$(59,081)

(n)

Securities with an aggregate market value of $438,513 and cash of $30,477 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

(1)	Unsettled variation margin asset of $19 for closed futures and unsettled variation margin asset of $63 for closed swap agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						This instrument has a forward starting effective date.
(o)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2023	AUD	418		$273	$0	$(5)
	07/2023		$813	AUD	1,225	3	0
	08/2023	AUD	1,225		$814	0	(3)
BOA	07/2023		12,933		8,444	0	(171)
	07/2023	BRL	125		25	0	(1)
	07/2023	CAD	186,553		137,102	0	(3,719)
	07/2023	GBP	12,628		15,970	0	(67)
	07/2023	IDR	2,983,937		200	2	0
	07/2023	KRW	738,092		575	14	0
	07/2023	NZD	24,133		14,641	0	(169)
	07/2023		$17,083	AUD	25,173	0	(314)
	07/2023		26	BRL	125	0	0
	07/2023		10,616	CAD	14,207	112	(3)
	07/2023		145,888	DKK	991,929	0	(519)
	07/2023		2,625	GBP	2,064	0	(4)
	07/2023		35,660	ILS	122,158	0	(2,702)
	07/2023		10,302	JPY	1,452,400	0	(236)
	07/2023		100	KRW	130,710	0	(1)
	07/2023		70,653	NOK	776,669	1,705	0
	08/2023	CNH	16,600		$2,372	81	0
	08/2023	DKK	990,274		145,888	523	0
	08/2023	IDR	4,508,850		300	0	0
	08/2023	JPY	6,533,077		47,381	1,730	0
	08/2023	KRW	164,557		125	0	0
	08/2023	TWD	467,936		15,380	350	0
	08/2023		$29	CNY	196	0	(1)
	09/2023	INR	856		$10	0	0
	09/2023	JPY	71,890,000		523,180	19,952	0
	09/2023	KRW	75,287,794		59,424	2,051	0
	09/2023	TWD	799,349		26,332	610	0
	09/2023		$14,809	IDR	221,694,203	0	(89)
	09/2023		22,932	INR	1,896,806	119	0
	09/2023		5,883	PEN	21,585	31	0
	10/2023	DKK	178,189		$26,362	105	0
BPS	07/2023	AUD	33,941		22,750	142	(2)
	07/2023	BRL	314		65	0	0
	07/2023	CAD	14,505		10,878	0	(71)
	07/2023	CHF	218		241	0	(2)
	07/2023	EUR	1,162,403		1,250,277	145	(18,283)
	07/2023	ILS	78,998		24,787	3,473	0
	07/2023	JPY	44,612,794		321,055	11,877	0
	07/2023	MYR	132,691		28,907	308	0
	07/2023	NOK	186,396		17,338	0	(28)
	07/2023	NZD	24,630		15,146	46	(15)
	07/2023		$4,968	AUD	7,551	62	0
	07/2023		65	BRL	314	1	0
	07/2023		1,419	CHF	1,269	0	(1)
	07/2023		368	CZK	7,922	0	(5)
	07/2023		93,362	EUR	85,137	34	(494)
	07/2023		7,877	GBP	6,368	210	0
	07/2023		1,624	JPY	229,503	0	(34)
	08/2023	AUD	876		$581	0	(3)
	08/2023	BRL	314		65	0	(1)
	08/2023	CHF	1,265		1,419	1	0
	08/2023	CNH	1,440,451		206,537	7,741	0
	08/2023	IDR	376,352		25	0	0
	08/2023	NZD	11,231		6,830	0	(62)
	08/2023	TWD	400,102		13,105	253	0
	08/2023		$34	CNY	231	0	(2)
	08/2023		6,721	JPY	967,272	11	0
	08/2023		17,338	NOK	186,213	28	0
	08/2023		407	ZAR	7,569	0	(6)
	09/2023	THB	74		$2	0	0
	09/2023		$2,610	PEN	9,550	8	0
	09/2023		242	SGD	322	0	(3)
	12/2023		178	MXN	3,171	2	0
	04/2024	DKK	192,333		$28,683	15	0
BRC	07/2023	GBP	9,901		12,290	0	(284)
	07/2023	IDR	744,695		50	0	0
	07/2023	NZD	569		342	0	(8)
	07/2023	PEN	11,071		3,040	0	(9)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

	07/2023		$22,782	GBP	18,209	354	(11)
	07/2023		6,778	JPY	975,500	0	(18)
	08/2023		3,040	PEN	11,096	8	0
	08/2023		496	ZAR	9,159	0	(11)
	09/2023	IDR	715,484		$48	0	0
	09/2023	ILS	38,325		10,714	345	0
	09/2023	SGD	1,144		856	8	0
	09/2023		$1,420	IDR	21,305,302	0	(5)
	09/2023		121	MXN	2,102	0	0
	09/2023		2,022	PEN	7,414	9	0
	10/2023	JPY	9,580,000		$67,084	0	(233)
	04/2024		5,270,131		43,137	4,977	0
	05/2024		3,720,000		30,089	3,029	0
BSH	07/2023		$9,446	PEN	34,788	139	0
CBK	07/2023	AUD	5,582		$3,642	0	(77)
	07/2023	BRL	121		25	0	0
	07/2023	CLP	13,807,472		17,061	0	(143)
	07/2023	IDR	11,543,040		775	8	0
	07/2023	ILS	43,240		13,599	1,933	0
	07/2023	KRW	163,094		125	1	0
	07/2023	NZD	8,727		5,353	0	(3)
	07/2023	RON	1,252		277	2	0
	07/2023		$3,229	AUD	4,786	0	(41)
	07/2023		25	BRL	121	0	0
	07/2023		324	CZK	6,991	0	(4)
	07/2023		36,012	EUR	33,378	437	(26)
	07/2023		30,762	GBP	24,277	90	(20)
	07/2023		1,090	JPY	156,000	0	(9)
	07/2023		13,252	MXN	241,127	800	0
	07/2023		12,456	NOK	138,780	473	0
	07/2023		27,233	PEN	99,828	266	0
	08/2023	CAD	9,868		$7,444	0	(8)
	08/2023	CNH	155,459		22,245	780	0
	08/2023	JPY	35,638,305		258,637	9,604	0
	08/2023	PEN	101,557		25,643	0	(2,237)
	08/2023	TWD	416,552		13,646	266	0
	08/2023		$8,081	AUD	12,193	48	0
	08/2023		18,621	CLP	15,235,409	243	0
	08/2023		289	MXN	5,009	1	0
	08/2023		614	ZAR	11,353	0	(13)
	09/2023	CNH	156,927		$22,020	300	0
	09/2023		$573	KRW	736,788	0	(12)
	09/2023		26,971	THB	928,495	0	(586)
	10/2023		20	CLP	16,609	0	0
CLY	07/2023	BRL	242		$50	0	(1)
	07/2023	DKK	1,606,828		231,935	0	(3,549)
	07/2023	KRW	161,924		125	2	0
	07/2023		$50	BRL	242	0	0
	08/2023	CNH	73,625		$10,384	223	0
	08/2023		$3,850	TWD	117,098	0	(88)
FAR	07/2023	PEN	26,991		$7,416	0	(19)
	08/2023		$7,416	PEN	27,068	15	0
GLM	07/2023	BRL	300,863		$62,961	127	(1)
	07/2023	DKK	547,585		78,883	0	(1,367)
	07/2023	IDR	10,845,275		725	4	0
	07/2023	KRW	128,618		100	3	0
	07/2023	NOK	1,149,594		106,657	0	(446)
	07/2023		$55,885	BRL	300,863	6,949	0
	07/2023		25	KRW	33,124	0	0
	07/2023		120	MXN	2,099	3	0
	08/2023	CNH	9,228		$1,322	48	0
	08/2023		$62,836	BRL	301,789	0	(118)
	08/2023		106,657	NOK	1,148,463	449	0
	08/2023		2,013	ZAR	37,358	0	(36)
	09/2023	CNH	146,468		$20,559	286	0
	09/2023	TWD	2,815,733		92,519	1,914	0
	09/2023		$3,733	BRL	18,806	151	0
	09/2023		61,235	SGD	81,884	0	(513)
	09/2023		13,430	THB	462,227	0	(295)
JPM	07/2023	AUD	12,422		$8,122	0	(154)
	07/2023	CAD	10,378		7,650	0	(184)
	07/2023	KRW	232,276,427		182,042	5,663	0
	07/2023	SGD	46,743		35,380	803	0
	07/2023		$3,696	CAD	4,903	5	0
	07/2023		1,116,983	EUR	1,029,473	6,880	(502)
	07/2023		581,649	GBP	460,020	2,576	0
	07/2023		101,859	JPY	14,566,817	0	(907)
	07/2023		25	KRW	33,124	0	0
	07/2023		100	MXN	1,728	1	0
	07/2023		74,659	NZD	122,512	526	0
	07/2023		1,939	SGD	2,562	0	(44)
	08/2023	CNH	704,300		$101,666	4,467	0
	08/2023	EUR	717,176		784,180	525	0
	08/2023	GBP	460,020		581,772	0	(2,570)
	08/2023	HUF	402,017		1,151	0	(12)
	08/2023	JPY	46,723,536		335,437	9,353	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

	08/2023	NZD	122,511		74,653	0	(524)
	08/2023		$36	CNY	243	0	(2)
	08/2023		1,572	HUF	541,893	0	(4)
	08/2023		128	MXN	2,217	1	0
	08/2023		74	NZD	122	1	0
	09/2023	IDR	33,856		$2	0	0
	09/2023	ILS	36,777		10,353	403	0
	09/2023	PEN	159,466		43,310	0	(383)
	09/2023		$6,164	IDR	92,736,548	0	(6)
	09/2023		15,400	INR	1,269,219	24	0
	09/2023		280	KRW	364,074	0	(2)
	09/2023		879	PEN	3,220	3	0
	09/2023		12,546	THB	430,244	0	(320)
	12/2023		5,659	INR	467,018	0	(4)
	10/2024	JPY	15,660,164		$127,058	10,722	0
MBC	07/2023	CAD	159,075		118,670	0	(1,409)
	07/2023	CLP	61,002		74	0	(2)
	07/2023	EUR	27,799		29,765	0	(569)
	07/2023	GBP	499,766		620,839	467	(14,331)
	07/2023	JPY	91,740,000		702,446	64,850	0
	07/2023	SGD	1,715		1,278	9	0
	07/2023		$24,288	AUD	36,396	0	(43)
	07/2023		185,997	CAD	249,757	2,586	(52)
	07/2023		32,102	EUR	30,006	641	0
	07/2023		41,264	GBP	33,112	788	0
	07/2023		1,407	JPY	202,300	0	(5)
	08/2023	CNH	257,551		$36,980	1,418	0
	08/2023	TWD	205,915		6,645	31	0
	08/2023		$5,188	CNH	35,679	0	(264)
	08/2023		1,974	HUF	673,663	0	(25)
	08/2023		851	NZD	1,399	8	0
	08/2023		99	ZAR	1,860	0	(1)
	09/2023	IDR	54,309		$4	0	0
	09/2023	JPY	26,570,000		193,547	7,471	0
	09/2023	KRW	139,327,552		109,251	3,077	0
	09/2023		$1,401	IDR	20,865,427	0	(16)
	03/2024	JPY	10,500,263		$85,777	10,124	0
	04/2024	DKK	611,151		91,116	20	0
	10/2024	JPY	10,540,000		84,527	6,228	0
MYI	07/2023	GBP	18,831		23,404	0	(511)
	07/2023	IDR	72,715,812		4,858	11	0
	07/2023	KRW	711,302		550	10	0
	07/2023	NZD	1,602		970	0	(14)
	07/2023	SEK	35,102		3,270	15	0
	07/2023		$2,589	AUD	3,868	0	(13)
	07/2023		9,682	CAD	12,809	9	(22)
	07/2023		1,064	CHF	963	12	0
	07/2023		129,685	DKK	884,626	0	(41)
	07/2023		15,269	EUR	13,972	0	(23)
	07/2023		2,104	GBP	1,652	0	(6)
	07/2023		3,889	IDR	58,441,257	9	0
	07/2023		25	KRW	32,543	0	0
	07/2023		3,256	SEK	35,156	3	0
	08/2023	DKK	883,151		$129,685	45	0
	08/2023	IDR	2,243,970		150	1	0
	08/2023	SEK	35,113		3,256	0	(3)
	08/2023	TWD	437,780		14,435	373	0
	08/2023		$497	ZAR	9,265	0	(7)
	09/2023	KRW	156,581,650		$122,355	3,033	0
	09/2023		$18,647	IDR	278,611,639	0	(146)
	09/2023		3,324	INR	274,144	8	0
	09/2023		5,728	THB	196,115	0	(155)
	10/2024	JPY	5,720,000		$46,773	4,280	0
NGF	08/2023	CNH	989,697		144,182	7,596	0
	09/2023	SGD	33,749		25,335	308	0
	12/2023		$60,804	INR	5,017,491	0	(44)
RBC	07/2023	CAD	99		$75	0	0
	07/2023	KRW	32,641		25	0	0
	07/2023	MXN	16,767		871	0	(106)
	07/2023		$2,763	AUD	4,261	75	0
	07/2023		7,447	CAD	9,846	33	(48)
	08/2023	MXN	45,249		$2,611	0	(11)
	08/2023		$50	BRL	242	0	0
RYL	07/2023	CHF	1,148		$1,278	0	(4)
	07/2023	NOK	69,595		6,544	60	0
SCX	07/2023	AUD	17,536		11,459	0	(223)
	07/2023	BRL	123		25	0	0
	07/2023	CAD	4,868		3,679	4	0
	07/2023	MYR	132,691		28,871	272	0
	07/2023	NZD	62,851		38,160	0	(411)
	07/2023		$1,194	AUD	1,799	4	0
	07/2023		25	BRL	123	1	0
	07/2023		192	CHF	172	1	0
	08/2023	AUD	1,799		$1,195	0	(4)
	08/2023	CNH	1,739,798		253,302	13,197	0
	08/2023		$3,679	CAD	4,866	0	(4)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

08/2023	9,294	CNH	66,781	0	(77)
09/2023	CNH	131,325	$18,404	227	0
09/2023	IDR	33,527,438	2,255	28	0
09/2023	TWD	667,931	21,908	415	0
09/2023	$17,859	IDR	268,018,162	0	(62)
09/2023	9,638	INR	793,792	9	0
09/2023	25,452	KRW	32,420,394	0	(746)
09/2023	8,904	PEN	32,788	84	0
09/2023	33,563	THB	1,158,269	0	(648)
SOG	07/2023	AUD	2,759	$1,805	0	(33)
07/2023	BRL	731	152	0	(1)
07/2023	$150	BRL	731	3	0
07/2023	1,326	PLN	5,713	78	0
SSB	07/2023	JPY	66,970,000	$507,824	41,885	0
07/2023	PEN	51,430	14,100	0	(70)
07/2023	$17,213	CLP	13,827,267	15	0
08/2023	CLP	13,867,202	$17,213	0	(6)
08/2023	JPY	13,040,000	98,235	7,314	0
08/2023	$14,080	PEN	51,430	61	0
09/2023	KRW	86,332,723	$66,563	773	0
TOR	07/2023	AUD	1,460	955	0	(18)
07/2023	$1,462	AUD	2,214	13	0
07/2023	70,010	CAD	92,637	30	(112)
07/2023	194,471	JPY	28,003,829	0	(398)
07/2023	1,007	NZD	1,655	9	0
08/2023	AUD	2,214	$1,464	0	(12)
08/2023	CAD	92,601	70,010	112	(30)
08/2023	HUF	254,634	727	0	(10)
08/2023	JPY	27,885,065	194,471	404	0
09/2023	7,130,000	50,603	558	0
UAG	07/2023	AUD	334	219	0	(4)
07/2023	CHF	1,102	1,226	0	(5)
07/2023	$2,356	AUD	3,529	6	(11)
07/2023	49,096	NOK	543,270	1,518	0
08/2023	AUD	3,529	$2,358	11	(6)
08/2023	GBP	1,493	1,870	0	(26)
08/2023	JPY	47,870,000	353,159	19,753	0
08/2023	$5,783	GBP	4,576	30	0
08/2023	4,886	NOK	52,507	11	0
08/2023	923	ZAR	16,997	0	(24)
08/2023	ZAR	2,825	$145	0	(5)
09/2023	CNH	89,255	THB	432,262	0	(70)
09/2023	ILS	31,829	$8,890	278	0
09/2023	SGD	9,851	7,371	66	0
09/2023	$21,706	INR	1,794,437	102	0

Total Forward Foreign Currency Contracts	$328,864	$(63,712)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	50,880	$1,454	$5,224
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	1,073,300	2,630	3,697

$4,084	$8,921

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	21,400	$1,620	$8,921

Total Purchased Options	$5,704	$17,842

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	31,900	$(99)	$(3)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	31,900	(99)	(431)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	450,600	(1,454)	(10,901)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	18,400	(71)	(88)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	18,400	(71)	(54)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	11,700	(77)	(29)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	11,700	(77)	(9)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	7,000	(51)	(31)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	7,000	(51)	(17)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	8,470	(27)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	8,470	(27)	(9)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	21,400	(1,620)	(8,193)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	3,900	(27)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	3,900	(27)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	2,200	(5)	(4)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	2,200	(5)	(8)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	800	(6)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	800	(6)	(15)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	18,200	(110)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	18,200	(110)	(390)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	7,600	(59)	(10)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	7,600	(59)	(132)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	3,900	(14)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	3,900	(14)	(15)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	38,100	(298)	(45)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	38,100	(298)	(702)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	08/31/2023	600	(4)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	08/31/2023	600	(4)	(6)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	7,300	(50)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	7,300	(50)	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	12,800	(79)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	12,800	(79)	(275)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	14,700	(95)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	14,700	(95)	(299)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	13,800	(97)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	13,800	(97)	(265)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	13,400	(93)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	13,400	(93)	(251)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	13,800	(96)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	13,800	(96)	(254)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	15,400	(106)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	15,400	(106)	(319)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	14,500	(99)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	14,500	(99)	(316)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	10,700	(78)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	10,700	(78)	(207)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	6,400	(42)	(1)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	6,400	(42)	(133)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	20,100	(73)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	20,100	(73)	(261)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	23,900	(83)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	23,900	(83)	(331)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	15,800	(49)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	15,800	(49)	(198)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	13,700	(107)	(16)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	13,700	(107)	(251)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	14,600	(110)	(18)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	14,600	(110)	(262)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	2,100	(5)	(4)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	2,100	(5)	(7)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	126,000	(890)	(131)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	6,900	(24)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	6,900	(24)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	19,900	(68)	(25)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	19,900	(68)	(83)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	10,000	(68)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	10,000	(68)	(211)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	5,520	(18)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	5,520	(18)	(6)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	21,800	(142)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	21,800	(142)	(434)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	25,300	(160)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	25,300	(160)	(540)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	14,900	(115)	(20)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	14,900	(115)	(260)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	16,100	(123)	(22)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	16,100	(123)	(274)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	1,073,300	(1,342)	(2,129)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	7,300	(24)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	7,300	(24)	(30)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	8,300	(27)	(17)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	8,300	(27)	(40)

Total Written Options	$(11,064)	$(29,052)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.368%	$7,820	$(189)	$285	$96	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	20,100	(487)	733	246	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	4,380	(106)	160	54	0

$(782)	$1,178	$396	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	101,200	$76,244	$486	$(295)	$191	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	87,700	60,513	13	140	153	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	86,300	59,547	(319)	143	0	(176)
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	32,300	23,204	173	(87)	86	0

$353	$(99)	$430	$(176)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/15/2028	MYR	297,573	$(116)	$558	$442	$0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033	228,530	(66)	581	515	0
BPS	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028	136,776	(55)	258	203	0
GLM	Receive	3-Month MYR-KLIBOR	3.635	Quarterly	04/05/2024	183,888	(42)	28	0	(14)
Receive	3-Month MYR-KLIBOR	3.545	Quarterly	05/05/2028	135,155	0	159	159	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033	58,005	122	9	131	0
GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028	308,561	(110)	569	459	0
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028	234,794	(114)	463	349	0

$(381)	$2,625	$2,258	$(14)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2023	$75,000	$590	$(838)	$0	$(248)
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2023	64,240	497	(998)	0	(501)
Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	208,600	2,486	(4,099)	0	(1,613)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	36,700	442	(444)	0	(2)

$4,015	$(6,379)	$0	$(2,364)

Total Swap Agreements	$3,205	$(2,675)	$3,084	$(2,554)

(p)

Securities with an aggregate market value of $4,334 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,950	$0	$1,950
Australia
Non-Agency Mortgage-Backed Securities	0	2,822	0	2,822
Sovereign Issues	0	144,414	0	144,414
Azerbaijan
Loan Participations and Assignments	0	0	28,044	28,044
Belgium
Corporate Bonds & Notes	0	7,953	0	7,953
Canada
Corporate Bonds & Notes	0	9,928	0	9,928
Non-Agency Mortgage-Backed Securities	0	20,882	0	20,882
Sovereign Issues	0	20,710	0	20,710
Cayman Islands
Asset-Backed Securities	0	541,206	0	541,206
Corporate Bonds & Notes	0	15,878	0	15,878
Sovereign Issues	0	9,916	0	9,916
China
Sovereign Issues	0	585,450	0	585,450
Denmark
Corporate Bonds & Notes	0	449,849	0	449,849
France
Corporate Bonds & Notes	0	56,138	0	56,138
Sovereign Issues	0	218,666	0	218,666
Germany
Corporate Bonds & Notes	0	199,190	0	199,190
Hungary
Sovereign Issues	0	18,549	0	18,549
Ireland
Asset-Backed Securities	0	162,794	0	162,794
Corporate Bonds & Notes	0	19,878	0	19,878
Non-Agency Mortgage-Backed Securities	0	5,010	0	5,010
Israel
Sovereign Issues	0	39,106	0	39,106
Italy
Corporate Bonds & Notes	0	46,563	0	46,563
Sovereign Issues	0	25,884	0	25,884
Japan
Corporate Bonds & Notes	0	45,018	0	45,018
Sovereign Issues	0	932,693	0	932,693
Luxembourg
Corporate Bonds & Notes	0	2,878	0	2,878
Malaysia
Corporate Bonds & Notes	0	10,207	0	10,207
Sovereign Issues	0	56,229	0	56,229
Mexico
Sovereign Issues	0	5,304	0	5,304
New Zealand
Sovereign Issues	0	6,962	0	6,962
Norway
Sovereign Issues	0	12,529	0	12,529
Peru
Sovereign Issues	0	18,133	0	18,133
Poland
Sovereign Issues	0	44,750	0	44,750
Qatar
Corporate Bonds & Notes	0	13,181	0	13,181
Loan Participations and Assignments	0	0	11,800	11,800
Republic of Korea
Sovereign Issues	0	90,501	0	90,501
Romania
Sovereign Issues	0	89,379	0	89,379
Saudi Arabia
Corporate Bonds & Notes	0	1,000	0	1,000
Sovereign Issues	0	71,408	0	71,408
Singapore
Corporate Bonds & Notes	0	10,879	0	10,879
South Korea
Sovereign Issues	0	394,882	0	394,882
Spain
Corporate Bonds & Notes	0	13,625	0	13,625
Sovereign Issues	0	99,862	0	99,862
Supranational
Corporate Bonds & Notes	0	24,466	0	24,466
Switzerland
Corporate Bonds & Notes	0	164,883	0	164,883
United Arab Emirates
Corporate Bonds & Notes	0	6,948	0	6,948
United Kingdom
Corporate Bonds & Notes	0	234,904	0	234,904
Non-Agency Mortgage-Backed Securities	0	354,689	0	354,689
Sovereign Issues	0	140,557	0	140,557
United States
Asset-Backed Securities	0	507,821	309	508,130
Corporate Bonds & Notes	0	276,949	0	276,949

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Loan Participations and Assignments	0	32,410	0	32,410
Municipal Bonds & Notes	0	13,776	0	13,776
Non-Agency Mortgage-Backed Securities	0	855,379	967	856,346
Preferred Securities	0	8,450	0	8,450
U.S. Government Agencies	0	4,446,199	0	4,446,199
U.S. Treasury Obligations	0	730,630	0	730,630
Short-Term Instruments
Commercial Paper	0	85,467	0	85,467
Repurchase Agreements	0	274,919	0	274,919
Argentina Treasury Bills	0	1,329	0	1,329
Hungary Treasury Bills	0	30,043	0	30,043
Japan Treasury Bills	0	2,836,162	0	2,836,162
U.S. Treasury Bills	0	31,891	0	31,891

	$0	$15,580,028	$41,120	$15,621,148
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,060,605	$0	$0	$2,060,605

Total Investments	$2,060,605	$15,580,028	$41,120	$17,681,753

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,106,998)	$0	$(1,106,998)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13,018	16,063	0	29,081
Over the counter	0	349,790	0	349,790

	$13,018	$365,853	$0	$378,871
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,867)	(60,697)	0	(64,564)
Over the counter	0	(95,318)	0	(95,318)

	$(3,867)	$(156,015)	$0	$(159,882)

Total Financial Derivative Instruments	$9,151	$209,838	$0	$218,989

Totals	$2,069,756	$14,682,868	$41,120	$16,793,744

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.7% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$590	$197
1.000% due 07/09/2029		15	5
3.500% due 07/09/2041 þ		100	32

Total Argentina (Cost $419)			234

AUSTRALIA 1.7%
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Pepper Residential Securities Trust 6.149% due 03/12/2061 •		$199	199
RESIMAC Bastille Trust 6.093% due 09/05/2057 •		277	277

			476

SOVEREIGN ISSUES 1.6%
Australia Government International Bond
0.500% due 09/21/2026	AUD	16,900	10,076
1.000% due 11/21/2031		2,800	1,468
1.250% due 05/21/2032		800	424
1.750% due 06/21/2051		1,000	388
2.500% due 05/21/2030		1,100	668
4.500% due 04/21/2033		3,300	2,282

			15,306

Total Australia (Cost $18,944)			15,782

CANADA 0.4%
CORPORATE BONDS & NOTES 0.1%
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,400	1,376

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	933	644
2.867% due 02/12/2055 ~		2,400	1,562

			2,206

SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (g)		1,488	1,124

Total Canada (Cost $5,389)			4,706

CAYMAN ISLANDS 7.9%
ASSET-BACKED SECURITIES 7.5%
American Money Management Corp. CLO Ltd.
6.231% due 04/14/2029 •		$270	270
6.287% due 11/10/2030 •		3,218	3,194
Arbor Realty Commercial Real Estate Notes Ltd. 6.517% due 01/15/2037 •		3,800	3,737
AREIT Trust 6.237% due 11/17/2038 •		2,458	2,395
Ares CLO Ltd. 6.310% due 01/15/2032 •		3,700	3,661
Carlyle U.S. CLO Ltd. 6.250% due 04/20/2031 •		3,700	3,654
Crestline Denali CLO Ltd. 6.413% due 10/23/2031 •		3,886	3,838
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •		2,300	2,287

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

KKR CLO Ltd. 6.210% due 07/15/2030 •		2,890	2,867
LoanCore Issuer Ltd. 6.616% due 01/17/2037 •		3,700	3,641
MF1 Multifamily Housing Mortgage Loan Trust 6.111% due 07/15/2036 •		558	550
Sound Point CLO Ltd.
6.173% due 01/23/2029 •		1,296	1,294
6.230% due 10/20/2030 •		3,561	3,521
Starwood Commercial Mortgage Trust 6.358% due 04/18/2038 •		3,700	3,566
Starwood Mortgage Trust 6.417% due 11/15/2038 •		3,600	3,498
TCI-Symphony CLO Ltd. 6.262% due 10/13/2032 •		3,700	3,659
THL Credit Wind River CLO Ltd. 6.340% due 04/15/2031 •		4,000	3,951
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •		3,900	3,793
Venture CLO Ltd.
6.140% due 04/15/2027 •		340	339
6.270% due 04/20/2029 •		1,075	1,074
6.311% due 09/07/2030 •		3,644	3,614
6.350% due 01/20/2029 •		2,747	2,728
6.380% due 04/20/2032 •		2,900	2,856
6.459% due 07/30/2032 •		3,700	3,637
Vibrant CLO Ltd. 6.460% due 06/20/2029 •		969	967
Voya CLO Ltd. 6.210% due 04/17/2030 •		1,075	1,067

			69,658

CORPORATE BONDS & NOTES 0.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,144	966
Sands China Ltd.
5.625% due 08/08/2025		600	586
5.900% due 08/08/2028		1,500	1,431

			2,983

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		800	818

Total Cayman Islands (Cost $74,724)			73,459

CHINA 5.4%
SOVEREIGN ISSUES 5.4%
China Government International Bond
2.440% due 10/15/2027	CNY	245,280	33,808
2.680% due 05/21/2030		30,300	4,183
3.190% due 04/15/2053		9,980	1,424
3.530% due 10/18/2051		51,800	7,723
3.720% due 04/12/2051		22,800	3,509

Total China (Cost $54,230)			50,647

DENMARK 2.7%
CORPORATE BONDS & NOTES 2.7%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	75,200	7,787
1.500% due 10/01/2053		1,687	175
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		51,098	5,199
1.500% due 10/01/2053		2,404	265
Nykredit Realkredit AS
1.000% due 10/01/2050		30,122	3,170
1.500% due 10/01/2053		56,182	6,072
Realkredit Danmark AS
1.000% due 10/01/2050		15,771	1,662
1.500% due 10/01/2053		5,913	642

Total Denmark (Cost $35,571)			24,972

FRANCE 3.4%
CORPORATE BONDS & NOTES 1.1%
BNP Paribas SA
1.323% due 01/13/2027 •		$3,400	3,018
3.800% due 01/10/2024		500	494

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Societe Generale SA
1.488% due 12/14/2026 •		4,000	3,522
2.226% due 01/21/2026 •		1,200	1,115
2.797% due 01/19/2028 •		900	798
3.337% due 01/21/2033 •		1,300	1,042

			9,989

SOVEREIGN ISSUES 2.3%
France Government International Bond
0.500% due 05/25/2072	EUR	2,200	946
0.750% due 05/25/2052		10,950	6,516
2.000% due 05/25/2048		10,900	9,408
3.250% due 05/25/2045		4,600	5,037

			21,907

Total France (Cost $45,232)			31,896

GERMANY 2.1%
CORPORATE BONDS & NOTES 2.1%
Deutsche Bank AG
1.625% due 01/20/2027	EUR	3,100	3,008
1.750% due 11/19/2030 •		1,200	1,036
2.129% due 11/24/2026 •(i)		$1,900	1,691
2.222% due 09/18/2024 •		1,600	1,580
2.625% due 12/16/2024	GBP	1,100	1,300
2.625% due 02/12/2026	EUR	2,600	2,687
3.035% due 05/28/2032 •(i)		$2,000	1,576
3.547% due 09/18/2031 •		400	333
3.729% due 01/14/2032 •(i)		2,400	1,816
3.961% due 11/26/2025 •		3,500	3,339
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		1,800	1,695

Total Germany (Cost $23,330)			20,061

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$1,400	1,438

Total Hungary (Cost $1,395)			1,438

IRELAND 2.1%
ASSET-BACKED SECURITIES 1.5%
Accunia European CLO DAC 4.127% due 07/15/2030 •	EUR	1,206	1,300
Cairn CLO DAC
3.842% due 04/30/2031 •		1,281	1,370
3.957% due 10/15/2031 •		1,500	1,604
CVC Cordatus Loan Fund DAC 3.827% due 10/15/2031 •		1,600	1,713
Dryden Euro CLO DAC 3.837% due 04/15/2033 •		1,700	1,815
Harvest CLO DAC 3.817% due 10/15/2031 •		1,300	1,385
Jubilee CLO DAC
3.787% due 04/15/2030 •		1,900	2,032
3.827% due 04/15/2031 •		1,300	1,385
Man GLG Euro CLO DAC 3.857% due 10/15/2030 •		953	1,020

			13,624

CORPORATE BONDS & NOTES 0.3%
AerCap Ireland Capital DAC
1.650% due 10/29/2024		$800	752
1.750% due 10/29/2024		700	658
5.772% (SOFRRATE + 0.680%) due 09/29/2023 ~		1,000	999

			2,409

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Shamrock Residential DAC 4.289% due 01/24/2061 •	EUR	2,565	2,769

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Total Ireland (Cost $20,603)			18,802

ISRAEL 1.5%
SOVEREIGN ISSUES 1.5%
Israel Government International Bond
0.150% due 07/31/2023	ILS	10,400	2,795
1.500% due 11/30/2023		31,500	8,391
2.000% due 03/31/2027		9,700	2,448
4.500% due 01/17/2033		$600	592

Total Israel (Cost $15,646)			14,226

ITALY 0.7%
CORPORATE BONDS & NOTES 0.6%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	1,800	1,754
2.625% due 04/28/2025		1,000	1,024
UniCredit SpA 7.830% due 12/04/2023		$2,900	2,918

			5,696

SOVEREIGN ISSUES 0.1%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		1,400	1,383

Total Italy (Cost $7,631)			7,079

JAPAN 7.6%
CORPORATE BONDS & NOTES 0.3%
Mizuho Financial Group, Inc.
3.922% due 09/11/2024 •		$1,300	1,294
6.540% (US0003M + 1.000%) due 09/11/2024 ~		800	801
Nomura Holdings, Inc. 2.329% due 01/22/2027		1,000	885

			2,980

SOVEREIGN ISSUES 7.3%
Japan Government International Bond
0.005% due 03/01/2024	JPY	840,000	5,828
0.005% due 04/01/2024		940,000	6,522
0.005% due 05/01/2024		420,000	2,914
0.005% due 10/01/2024		1,560,000	10,829
0.100% due 03/10/2028 (g)		1,406,925	10,277
0.500% due 09/20/2046		74,000	450
0.500% due 03/20/2049		2,260,000	13,273
0.700% due 12/20/2048		1,520,000	9,424
0.700% due 06/20/2051		200,000	1,207
1.000% due 03/20/2052		500,000	3,251
Tokyo Metropolitan Government 0.750% due 07/16/2025		$4,500	4,104

			68,079

Total Japan (Cost $88,360)			71,059

MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$800	571
4.550% due 04/21/2050		400	368
4.800% due 04/21/2060		400	377

			1,316

SOVEREIGN ISSUES 0.4%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	2,800	552
3.885% due 08/15/2029		12,869	2,778

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Malaysia Government Investment Issue 3.465% due 10/15/2030		3,900	818

			4,148

Total Malaysia (Cost $6,002)			5,464

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$600	522

Total Mexico (Cost $557)			522

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	1,700	833

Total New Zealand (Cost $1,186)			833

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,332

Total Norway (Cost $1,601)			1,332

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond
2.780% due 12/01/2060		$1,000	614
8.200% due 08/12/2026	PEN	5,600	1,641

Total Peru (Cost $2,840)			2,255

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
3.875% due 02/14/2033	EUR	1,700	1,843
4.250% due 02/14/2043		500	537
4.875% due 10/04/2033		$600	590
5.500% due 04/04/2053		400	403

Total Poland (Cost $3,347)			3,373

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy Trading LLC 2.250% due 07/12/2031		$600	504

Total Qatar (Cost $595)			504

REPUBLIC OF KOREA 0.5%
SOVEREIGN ISSUES 0.5%
Korea Government International Bond 3.250% due 06/10/2033	KRW	6,049,530	4,438

Total Republic of Korea (Cost $4,535)			4,438

ROMANIA 0.9%
SOVEREIGN ISSUES 0.9%
Romania Government International Bond
1.375% due 12/02/2029	EUR	1,200	1,018
1.750% due 07/13/2030		1,400	1,168
2.000% due 01/28/2032		600	482
2.000% due 04/14/2033		100	77
2.124% due 07/16/2031		200	166
2.625% due 12/02/2040		800	533
2.750% due 04/14/2041		500	336
2.875% due 04/13/2042		1,800	1,210
3.750% due 02/07/2034		1,200	1,061
5.000% due 09/27/2026		2,300	2,522

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Total Romania (Cost $11,520)			8,573

SAUDI ARABIA 0.7%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.250% due 11/24/2030		$800	667

SOVEREIGN ISSUES 0.6%
Saudi Government International Bond
4.750% due 01/18/2028		2,700	2,680
4.875% due 07/18/2033		3,000	3,001

			5,681

Total Saudi Arabia (Cost $6,355)			6,348

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,100	932
2.050% due 09/23/2036		900	604

Total Serbia (Cost $2,305)			1,536

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Pfizer Investment Enterprises Pte. Ltd. 4.650% due 05/19/2030		$800	791

Total Singapore (Cost $799)			791

SOUTH KOREA 3.5%
SOVEREIGN ISSUES 3.5%
Korea Government International Bond
2.000% due 06/10/2031	KRW	2,279,140	1,532
2.125% due 06/10/2027		3,015,000	2,160
2.375% due 12/10/2027		3,370,000	2,423
2.375% due 12/10/2028		12,640,000	8,977
2.625% due 06/10/2028		6,030,000	4,359
4.250% due 12/10/2032		13,332,870	10,572
5.500% due 03/10/2028		3,370,000	2,758

Total South Korea (Cost $38,398)			32,781

SPAIN 1.2%
CORPORATE BONDS & NOTES 0.0%
Banco Santander SA 1.849% due 03/25/2026		$400	358

SOVEREIGN ISSUES 1.2%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	500	542
Spain Government International Bond
0.850% due 07/30/2037		600	457
1.450% due 10/31/2071		2,300	1,218
3.450% due 07/30/2066		6,200	6,170
3.900% due 07/30/2039		2,900	3,235

			11,622

Total Spain (Cost $18,190)			11,980

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,113

Total Supranational (Cost $1,329)			1,113

SWITZERLAND 1.5%
CORPORATE BONDS & NOTES 1.5%
Credit Suisse AG 6.500% due 08/08/2023 (h)		$4,800	4,782

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

UBS Group AG
2.193% due 06/05/2026 •		2,500	2,294
3.091% due 05/14/2032 •		1,100	890
3.869% due 01/12/2029 •		400	362
6.373% due 07/15/2026 •		1,200	1,193
6.442% due 08/11/2028 •		1,344	1,350
6.442% due 08/11/2028		656	659
6.537% due 08/12/2033 •		2,400	2,460

Total Switzerland (Cost $13,991)			13,990

UNITED ARAB EMIRATES 0.1%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$600	632

Total United Arab Emirates (Cost $592)			632

UNITED KINGDOM 7.5%
CORPORATE BONDS & NOTES 2.8%
Barclays PLC 4.375% due 01/12/2026		$480	461
Haleon U.K. Capital PLC 3.125% due 03/24/2025		1,900	1,816
HSBC Holdings PLC
2.804% due 05/24/2032 •		2,200	1,781
4.041% due 03/13/2028 •		2,300	2,156
4.300% due 03/08/2026		1,340	1,296
Nationwide Building Society 2.972% due 02/16/2028 •		700	629
NatWest Group PLC 5.076% due 01/27/2030 •		1,600	1,528
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		6,000	5,955
Santander U.K. PLC 5.234% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	2,500	3,180
Standard Chartered PLC
0.991% due 01/12/2025 •		$2,300	2,231
6.187% due 07/06/2027 (b)		2,400	2,402
6.296% due 07/06/2034 (b)		2,400	2,405

			25,840

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.4%
Avon Finance PLC 5.809% due 09/20/2048 •	GBP	1,421	1,805
Business Mortgage Finance PLC 5.822% due 02/15/2041 •		84	106
EuroMASTR PLC 5.205% due 06/15/2040 •		180	211
Eurosail PLC 5.940% due 06/13/2045 •		682	857
Precise Mortgage Funding PLC
6.004% due 03/12/2055 •		325	413
6.065% due 12/12/2055 •		2,291	2,918
Residential Mortgage Securities PLC 6.159% due 06/20/2070 •		1,485	1,892
Ripon Mortgages PLC 5.491% due 08/28/2056 •		8,644	10,939
RMAC Securities PLC 5.502% due 06/12/2044 •		$146	140
Stratton Mortgage Funding PLC 5.287% due 07/20/2060	GBP	3,157	4,009
Towd Point Mortgage Funding
5.531% due 10/20/2051		1,461	1,858
5.841% due 07/20/2045 •		3,291	4,181
Trinity Square PLC 5.316% due 07/15/2059 •		1,720	2,182

			31,511

SOVEREIGN ISSUES 1.3%
United Kingdom Gilt
0.625% due 10/22/2050		3,500	1,807
1.125% due 01/31/2039		100	79
1.250% due 07/31/2051		5,700	3,592
1.500% due 07/31/2053		2,400	1,592
1.750% due 01/22/2049		1,900	1,429

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

4.250% due 12/07/2040		3,000	3,691

			12,190

Total United Kingdom (Cost $81,634)			69,541

UNITED STATES 57.6%
ASSET-BACKED SECURITIES 2.2%
ACE Securities Corp. Home Equity Loan Trust 5.450% due 07/25/2036 •		$2,246	835
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.020% due 07/25/2034 •		156	154
Amortizing Residential Collateral Trust 5.850% due 10/25/2031 •		1	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.385% due 02/25/2034 •		145	139
Bear Stearns Asset-Backed Securities Trust 5.950% due 09/25/2046 •		372	348
Citigroup Mortgage Loan Trust
5.210% due 07/25/2045 •		581	403
5.220% due 05/25/2037 •		68	45
Countrywide Asset-Backed Certificates Trust 5.830% due 12/25/2036 ^•		40	29
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 05/25/2044 •		420	420
Credit-Based Asset Servicing & Securitization LLC 5.270% due 07/25/2037 •		105	69
Fortress Credit Investments Ltd. 6.917% due 02/23/2039 •		3,700	3,573
GSAMP Trust
5.280% due 12/25/2046 •		1,081	588
5.630% due 09/25/2036 •		1,696	618
Home Equity Asset Trust 5.750% due 11/25/2032 «•		1	1
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		372	340
Merrill Lynch Mortgage Investors Trust
5.310% due 09/25/2037 •		107	23
5.390% due 02/25/2037 •		35	11
Morgan Stanley ABS Capital, Inc. Trust 5.250% due 07/25/2036 •		50	19
Morgan Stanley Home Equity Loan Trust 5.500% due 04/25/2037 •		1,039	546
Morgan Stanley Mortgage Loan Trust
5.870% due 04/25/2037 •		326	96
6.419% due 09/25/2046 ^þ		1,350	324
Option One Mortgage Loan Trust
5.370% due 04/25/2037 •		1,167	832
6.020% due 05/25/2035 •		1,743	1,420
People's Choice Home Loan Securities Trust 6.500% due 01/25/2035 •		487	462
Popular ABS Mortgage Pass-Through Trust 5.460% due 06/25/2047 ^•		1,587	1,467
Securitized Asset-Backed Receivables LLC Trust
5.250% due 12/25/2036 «•		25	13
5.270% due 12/25/2036 ^•		27	6
5.280% due 05/25/2037 ^•		275	207
SMB Private Education Loan Trust
1.290% due 07/15/2053		1,125	1,003
6.293% due 07/15/2053 •		346	343
6.517% due 02/16/2055 •		2,350	2,330
Soundview Home Loan Trust 5.270% due 11/25/2036 •		27	8
Structured Asset Securities Corp. Mortgage Loan Trust 6.670% due 04/25/2035 •		39	38
Terwin Mortgage Trust 6.090% due 11/25/2033 •		40	35
Texas Natural Gas Securitization Finance Corp. 5.102% due 04/01/2035		500	502
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		3,500	3,400
Washington Mutual Asset-Backed Certificates Trust 3.911% due 10/25/2036 •		38	14

			20,662

CORPORATE BONDS & NOTES 3.2%
7-Eleven, Inc. 0.800% due 02/10/2024		1,700	1,648
AbbVie, Inc. 1.500% due 11/15/2023	EUR	300	325
American Airlines Pass-Through Trust 3.600% due 04/15/2031		$656	555
Bayer U.S. Finance LLC 6.562% (US0003M + 1.010%) due 12/15/2023 ~		1,200	1,199

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Broadcom, Inc. 2.450% due 02/15/2031		700	570
Charter Communications Operating LLC
3.500% due 03/01/2042		2,000	1,340
3.700% due 04/01/2051		1,200	759
3.850% due 04/01/2061		400	242
3.950% due 06/30/2062		700	431
5.125% due 07/01/2049		800	630
6.949% (US0003M + 1.650%) due 02/01/2024 ~		800	803
Credit Suisse AG AT1 Claim ^		700	28
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		400	318
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	800	972
2.900% due 02/16/2028		$300	257
3.370% due 11/17/2023		900	892
3.375% due 11/13/2025		400	372
4.053% due 11/15/2023 •	EUR	200	218
4.125% due 08/17/2027		$1,300	1,188
4.134% due 08/04/2025		200	190
4.542% due 08/01/2026		600	565
5.125% due 06/16/2025		800	779
GA Global Funding Trust 2.250% due 01/06/2027		900	798
Goldman Sachs Group, Inc. 3.615% due 03/15/2028 •		600	563
JPMorgan Chase & Co. 4.080% due 04/26/2026 •		2,000	1,944
Morgan Stanley 2.630% due 02/18/2026 •		2,200	2,087
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		4,500	3,820
Organon & Co. 2.875% due 04/30/2028	EUR	500	475
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	86
3.150% due 01/01/2026		100	93
3.500% due 06/15/2025		400	379
4.000% due 12/01/2046		200	134
4.200% due 03/01/2029		1,200	1,080
4.250% due 03/15/2046		100	71
4.550% due 07/01/2030		400	362
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		3,600	3,462
Southern California Edison Co. 5.922% (SOFRRATE + 0.830%) due 04/01/2024 ~		700	699

			30,334

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Avolon TLB Borrower 1 (U.S.) LLC 7.396% (LIBOR01M + 2.250%) due 12/01/2027 ~		1,560	1,560
CenturyLink, Inc. 7.467% due 03/15/2027		1,115	863

			2,423

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026		1,300	1,184

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.5%
Adjustable Rate Mortgage Trust
4.395% due 09/25/2035 ^~		36	31
4.899% due 07/25/2035 «~		15	14
American Home Mortgage Assets Trust 5.530% due 09/25/2046 ^•		491	420
Banc of America Funding Trust
3.896% due 10/20/2046 ^~		403	343
4.102% due 11/20/2034 ~		198	189
4.416% due 01/20/2047 ^~		54	50
5.500% due 09/25/2035 «		316	299
5.750% due 11/25/2035 «		131	121
6.000% due 08/25/2036 ^		60	54
Banc of America Mortgage Trust
3.986% due 07/25/2035 ~		44	37
4.004% due 09/25/2035 ^~		57	50
BCAP LLC Trust
4.175% due 01/26/2047 •		164	157
5.250% due 02/26/2036 ~		507	226
Bear Stearns Adjustable Rate Mortgage Trust
3.557% due 11/25/2034 ~		404	365
4.096% due 05/25/2034 «~		36	30
4.403% due 10/25/2033 «~		20	19
4.439% due 02/25/2034 ~		4	4

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

4.482% due 02/25/2033 «~	1	1
4.524% due 02/25/2036 ^~	83	75
4.715% due 05/25/2033 «~	23	21
4.996% due 05/25/2034 «~	76	69
Bear Stearns ALT-A Trust
3.731% due 11/25/2036 ^~	280	133
3.817% due 11/25/2036 ^~	903	478
3.990% due 11/25/2035 ^~	23	18
4.116% due 08/25/2036 ^~	821	429
4.164% due 08/25/2036 ^~	40	27
Bear Stearns Structured Products, Inc. Trust 4.098% due 01/26/2036 ^~	42	33
BellaVista Mortgage Trust 5.657% due 05/20/2045 •	10	7
BIG Commercial Mortgage Trust 6.489% due 02/15/2039 •	3,500	3,410
Chase Mortgage Finance Trust
4.483% due 02/25/2037 ~	85	83
4.529% due 07/25/2037 ~	60	46
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037 ^«	34	28
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	7,851	6,362
3.000% due 11/27/2051 ~	4,070	3,436
4.418% due 08/25/2035 ~	42	41
6.080% due 09/25/2035 •	87	88
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.626% due 09/25/2035 ^~	475	412
Countrywide Alternative Loan Trust
5.250% due 06/25/2035 ^	83	64
5.360% due 05/25/2035 •	514	465
5.376% due 08/25/2035 •	130	122
5.437% due 09/20/2046 •	1,091	787
5.470% due 02/25/2047 •	175	160
5.476% due 11/25/2035 •	211	181
5.490% due 05/25/2047 •	168	145
5.500% due 05/25/2037 ^•	331	107
5.550% due 06/25/2036 ^•	198	87
5.550% due 06/25/2037 •	511	459
5.570% due 07/25/2046 ^•	27	22
5.570% due 07/25/2046 •	450	399
5.577% due 03/20/2046 •	30	25
5.670% due 07/25/2046 ^•	728	481
5.710% due 12/25/2035 •	22	20
6.016% due 11/25/2035 •	150	131
6.250% due 08/25/2037 ^	316	167
6.500% due 08/25/2032 «	10	10
Countrywide Home Loan Mortgage Pass-Through Trust
3.611% due 09/25/2047 ^~	218	192
3.734% due 04/20/2036 ^«~	3	3
3.810% due 11/25/2034 ~	14	13
5.730% due 04/25/2035 «•	19	17
5.790% due 03/25/2035 •	455	381
5.810% due 02/25/2035 •	79	72
5.830% due 02/25/2035 •	32	27
5.830% due 03/25/2036 •	22	5
5.910% due 02/20/2036 ^•	93	78
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 12/25/2035 «	125	98
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.260% due 07/25/2033 «~	4	3
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	658	534
6.500% due 07/26/2036 ^	584	149
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035 ^	225	188
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.250% due 10/25/2036 ^«•	27	20
6.800% due 07/25/2036 ^þ	180	146
Extended Stay America Trust 6.274% due 07/15/2038 •	3,566	3,500
First Horizon Alternative Mortgage Securities Trust 4.226% due 08/25/2035 ^~	229	198
GreenPoint Mortgage Funding Trust
5.510% due 01/25/2037 •	439	381
5.550% due 12/25/2046 ^•	583	542
5.570% due 04/25/2036 •	191	164
5.590% due 06/25/2045 •	106	98
5.690% due 11/25/2045 •	22	19
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.725% due 10/25/2033 «~	10	9
GS Mortgage Securities Corp. 0.207% due 05/03/2032 ~(a)	65,000	289
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	770	623
2.500% due 02/25/2052 ~	1,526	1,232

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

2.500% due 04/25/2052 ~	957	773
2.500% due 07/25/2052 ~	3,694	2,992
3.000% due 08/26/2052 ~	3,769	3,182
GSR Mortgage Loan Trust
3.905% due 05/25/2035 ~	68	57
4.070% due 09/25/2035 ~	41	39
5.670% due 08/25/2046 •	461	121
6.780% due 03/25/2033 «•	13	13
HarborView Mortgage Loan Trust
4.201% due 07/19/2035 ^~	38	28
5.347% due 09/19/2037 •	413	362
5.626% due 03/19/2036 ^•	60	55
5.717% due 02/19/2036 •	222	116
5.777% due 11/19/2035 •	175	126
5.857% due 01/19/2035 •	15	13
HomeBanc Mortgage Trust 5.510% due 12/25/2036 «•	1	1
Impac CMB Trust
5.810% due 03/25/2035 «•	10	9
5.930% due 10/25/2034 •	68	66
IndyMac INDA Mortgage Loan Trust 3.308% due 11/25/2035 ^~	161	118
IndyMac INDX Mortgage Loan Trust
3.482% due 08/25/2035 ~	111	85
3.916% due 12/25/2034 ~	40	38
5.570% due 05/25/2046 •	595	529
5.630% due 06/25/2037 •	214	191
5.650% due 02/25/2037 •	711	456
5.730% due 11/25/2036 ^«•	184	159
JP Morgan Alternative Loan Trust
4.667% due 12/25/2035 ^~	1,126	839
5.500% due 11/25/2036 ^«~	8	4
5.630% due 10/25/2036 •	1,240	1,108
JP Morgan Mortgage Trust
2.500% due 10/25/2051 ~	2,751	2,232
3.000% due 12/25/2051 ~	3,159	2,667
3.000% due 01/25/2052 ~	6,618	5,588
3.000% due 03/25/2052 ~	5,849	4,938
3.000% due 04/25/2052 ~	6,445	5,434
3.000% due 05/25/2052 ~	8,643	7,287
3.655% due 07/27/2037 ~	353	320
3.854% due 11/25/2033 «~	31	28
3.928% due 08/25/2035 ~	55	52
4.096% due 10/25/2035 ~	52	50
4.121% due 02/25/2036 ^~	213	166
4.186% due 07/25/2035 ~	55	51
5.450% due 10/25/2035 •	1,196	863
Lehman XS Trust 5.790% due 11/25/2046 ^•	765	597
MASTR Adjustable Rate Mortgages Trust
5.360% due 04/25/2046 •	95	85
5.830% due 05/25/2047 ^•	1,500	1,256
MASTR Alternative Loan Trust 5.550% due 03/25/2036 ^•	415	42
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.633% due 12/15/2030 •	1	1
Merrill Lynch Mortgage Investors Trust
4.123% due 06/25/2037 ~	72	66
4.386% due 02/25/2033 ~	27	25
4.391% due 06/25/2035 ~	70	66
Merrill Lynch Mortgage-Backed Securities Trust 3.673% due 04/25/2037 ^~	15	13
MF1 Ltd. 6.217% due 12/15/2034 •	3,100	2,998
MFA Trust
1.381% due 04/25/2065 ~	1,080	971
1.947% due 04/25/2065 ~	414	374
Morgan Stanley Bank of America Merrill Lynch Trust 0.567% due 05/15/2046 ~(a)	1,367	0
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,914	1,768
2.750% due 11/25/2059 ~	1,639	1,510
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.834% due 10/25/2035 ~	138	80
4.937% due 08/25/2035 «~	30	29
5.820% due 03/25/2047 þ	205	197
6.138% due 03/25/2047 «þ	176	164
6.772% due 02/25/2036 ^~	59	50
OBX Trust 3.000% due 01/25/2052 ~	3,877	3,274
One New York Plaza Trust 6.143% due 01/15/2036 •	3,700	3,512
Residential Accredit Loans, Inc. Trust
3.923% due 08/25/2035 ^~	92	35
4.398% due 10/25/2037 ~	375	332
5.300% due 02/25/2047 •	780	295

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

5.570% due 04/25/2046 •	58	17
6.000% due 06/25/2036	365	291
6.000% due 06/25/2037 ^	219	171
Residential Asset Securitization Trust 6.500% due 08/25/2036 ^	654	197
Residential Funding Mortgage Securities, Inc. Trust 4.149% due 09/25/2035 ^~	138	89
Sequoia Mortgage Trust
4.601% due 04/20/2035 «~	19	19
5.857% due 07/20/2033 •	58	53
Structured Adjustable Rate Mortgage Loan Trust
4.702% due 04/25/2035 ~	432	406
5.282% due 02/25/2034 ~	32	29
5.376% due 01/25/2035 ^•	14	12
5.590% due 05/25/2037 •	26	23
5.701% due 04/25/2034 «~	28	26
7.119% due 10/25/2037 ^•	160	142
Structured Asset Mortgage Investments Trust
5.370% due 09/25/2047 •	50	42
5.476% due 08/25/2047 ^•	763	687
5.530% due 07/25/2046 ^•	431	311
5.570% due 04/25/2036 •	79	70
5.610% due 05/25/2045 •	131	119
5.646% due 07/19/2035 •	44	43
5.726% due 07/19/2034 «•	2	2
5.770% due 12/25/2035 ^•	10	8
Structured Asset Securities Corp. Mortgage Loan Trust 5.440% due 10/25/2036 •	856	718
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ	189	6
Thornburg Mortgage Securities Trust 7.151% due 06/25/2047 ^•	693	607
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,686	1,461
2.710% due 01/25/2060 ~	1,388	1,282
2.900% due 10/25/2059 ~	5,824	5,357
6.150% due 05/25/2058 •	788	786
UWM Mortgage Trust
2.500% due 12/25/2051 ~	629	508
3.000% due 01/25/2052 ~	635	536
WaMu Mortgage Pass-Through Certificates Trust
3.321% due 04/25/2037 ^~	477	422
3.528% due 12/25/2036 ^~	17	15
3.645% due 03/25/2036 ^~	527	475
3.651% due 02/25/2037 ^~	199	173
3.704% due 02/25/2037 ^~	138	116
3.727% due 12/25/2046 •	257	244
3.765% due 12/25/2035 ~	240	221
4.008% due 12/25/2046 •	134	119
4.031% due 05/25/2046 •	388	363
4.079% due 03/25/2035 «~	107	102
4.134% due 08/25/2034 ~	105	100
4.280% due 03/25/2034 ~	92	91
4.830% due 06/25/2033 «~	15	14
5.376% due 06/25/2042 •	15	14
5.376% due 08/25/2042 •	17	16
5.476% due 11/25/2046 •	81	71
5.710% due 11/25/2045 •	121	110
5.730% due 07/25/2045 •	218	203
5.730% due 10/25/2045 •	37	35
5.770% due 01/25/2045 •	32	32
5.790% due 01/25/2045 •	31	29
5.890% due 11/25/2034 •	272	248
6.130% due 11/25/2034 •	184	169
Washington Mutual Mortgage Pass-Through Certificates Trust
4.916% due 07/25/2046 ^•	280	175
4.946% due 05/25/2046 ^•	750	611
6.000% due 10/25/2035 ^	287	215
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	54	45

		107,761

U.S. GOVERNMENT AGENCIES 34.0%
Fannie Mae
3.000% due 03/01/2060	1,151	1,017
3.500% due 01/01/2059	2,377	2,169
3.539% due 03/01/2033 •	16	15
3.621% due 12/01/2034 •	6	6
3.956% due 09/01/2035 •	8	8
4.415% due 11/01/2034 •	147	150
4.496% due 12/01/2036 •	5	5
4.943% due 06/01/2043 •	21	20
4.944% due 10/01/2044 •	22	21
5.036% due 07/25/2037 •	96	93
5.248% due 06/01/2035 •	2	2

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

5.258% due 03/25/2034 •		1	1
5.550% due 06/25/2029 - 06/25/2036 •		29	29
6.000% due 04/25/2043 - 07/25/2044		246	245
6.500% due 06/25/2044		3	3
Fannie Mae, TBA
6.000% due 08/01/2053		36,100	36,413
6.500% due 07/01/2053 - 08/01/2053		75,900	77,497
Freddie Mac
0.000% due 01/15/2038 ~(a)		439	18
4.021% due 09/01/2035 •		4	4
4.051% due 11/01/2035 •		16	16
4.307% due 08/01/2035 •		2	2
4.348% due 01/15/2038 •		439	427
5.176% due 10/25/2044 •		201	185
5.280% due 08/25/2031 •		7	7
5.643% due 12/15/2031 •		8	8
5.793% due 12/15/2037 •		95	94
Ginnie Mae
2.750% due 10/20/2029 •		3	3
3.000% due 07/20/2046 - 05/20/2047		27	26
6.000% due 08/20/2034		1,239	1,250
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052		4,902	4,172
3.000% due 10/01/2049 - 06/01/2051		2,474	2,199
3.500% due 10/01/2034 - 07/01/2050		1,981	1,843
4.000% due 01/01/2048 - 06/01/2050		961	913
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053		20,480	19,238
4.500% due 08/01/2053		59,000	56,755
5.000% due 08/01/2053		24,500	24,012
5.500% due 08/01/2053		48,900	48,659
6.000% due 07/01/2053		39,800	40,155

			317,680

U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Bonds
1.625% due 11/15/2050 (n)		500	311
1.875% due 02/15/2041 (n)		100	73
4.000% due 11/15/2052		200	205
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2025 (l)(n)		7,223	6,873
0.125% due 07/15/2031 (n)		3,056	2,712
0.125% due 01/15/2032 (n)		766	675
0.250% due 01/15/2025 (n)		7,942	7,614
0.500% due 01/15/2028 (l)(n)		13,529	12,659
0.625% due 07/15/2032		522	480
1.125% due 01/15/2033		5,907	5,663
2.500% due 01/15/2029 (l)(n)		6,500	6,697
3.875% due 04/15/2029 (l)(n)		2,215	2,447
U.S. Treasury Notes
0.125% due 12/15/2023 (l)(n)		7,100	6,939
2.875% due 04/30/2025 (l)(n)		3,100	2,986
3.500% due 02/15/2033		1,400	1,364
4.000% due 02/29/2028 (n)		1,300	1,290

			58,988

Total United States (Cost $564,570)			539,032

SHORT-TERM INSTRUMENTS 14.6%
COMMERCIAL PAPER 0.3%
Conagra Brands, Inc. 5.750% due 07/05/2023		$2,400	2,398
Global Payments, Inc. 5.930% due 07/28/2023		700	697

			3,095

REPURCHASE AGREEMENTS (j) 0.3%			2,355

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (d)(e)(g)	ARS	83,693	171

HUNGARY TREASURY BILLS 0.4%
16.220% due 07/06/2023 (e)(f)	HUF	1,187,000	3,470

JAPAN TREASURY BILLS 13.6%
(0.185)% due 07/10/2023 - 10/02/2023 (b)(d)(e)	JPY	18,350,000	127,190

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $142,890)		136,281

Total Investments in Securities (Cost $1,294,710)		1,175,680

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short Asset Portfolio	65,674	633
PIMCO Short-Term Floating NAV Portfolio III	5,111,864	49,702

Total Short-Term Instruments (Cost $50,342)		50,335

Total Investments in Affiliates (Cost $50,342)		50,335

Total Investments 131.1% (Cost $1,345,052)		$1,226,015
Financial Derivative Instruments (k)(m) 0.4%(Cost or Premiums, net $9,942)		3,616
Other Assets and Liabilities, net (31.5)%		(294,544)

Net Assets 100.0%		$935,087

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Coupon represents a yield to maturity.
(g)								Principal amount of security is adjusted for inflation.
(h)								Contingent convertible security.
(i)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG				2.129%	11/24/2026	11/17/2020		$1,900	$1,691	0.18%
Deutsche Bank AG				3.035	05/28/2032	05/25/2021 - 05/27/2021		1,999	1,576	0.17
Deutsche Bank AG				3.729	01/14/2032	01/11/2021		2,400	1,816	0.19

								$6,299	$5,083	0.54%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$2,355	U.S. Treasury Notes 4.625% due 06/30/2025			$(2,402)	$2,355	$2,355

Total Repurchase Agreements								$(2,402)	$2,355	$2,355

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (10.5)%
U.S. Government Agencies (10.5)%
Fannie Mae, TBA						2.000%	07/01/2038	21,000	(18,714)	(18,611)
Uniform Mortgage-Backed Security, TBA						2.500	07/01/2053	5,000	$(4,288)	$(4,241)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2053	89,550	(73,470)	(73,155)
Uniform Mortgage-Backed Security, TBA						3.000	08/01/2053	2,200	(1,953)	(1,939)

Total Short Sales (10.5)%									$(98,425)	$(97,946)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(941) at a weighted average interest rate of 5.010%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$111.500	07/21/2023	21	$21	$(9)	$(8)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	21	21	(7)	(1)
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	123.000	07/21/2023	1	1	0	0
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	1	1	(1)	0
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	22	55	(21)	(104)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	22	55	(18)	(1)

Total Written Options	$(56)	$(114)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2024	291	$69,029	$(12)	$18	$0
Canada Government 5-Year Bond September Futures	09/2023	27	2,245	3	10	0
Canada Government 10-Year Bond September Futures	09/2023	34	3,145	(13)	25	0
Euro-BTP September Futures	09/2023	158	20,018	161	5	(160)
Euro-Buxl 30-Year Bond September Futures	09/2023	17	2,590	38	14	(30)
Euro-Schatz September Futures	09/2023	670	76,656	(669)	0	(128)
Japan Government 10-Year Bond September Futures	09/2023	57	58,681	234	24	(44)
U.S. Treasury 10-Year Note September Futures	09/2023	11	1,235	(14)	1	0
U.S. Treasury Long-Term Bond September Futures	09/2023	4	508	(1)	3	0

$(273)	$100	$(362)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2024	94	$(22,381)	$36	$1	$0
3-Month SOFR Active Contract September Futures	12/2024	197	(47,106)	1	10	0
Australia Government 3-Year Bond September Futures	09/2023	74	(5,207)	29	26	0
Australia Government 10-Year Bond September Futures	09/2023	53	(4,102)	21	49	0
Euro-Bobl September Futures	09/2023	832	(105,051)	1,515	454	0
Euro-BTP Italy Government Bond September Futures	09/2023	245	(27,978)	258	67	0
Euro-Bund September Futures	09/2023	16	(2,335)	22	16	(2)
Euro-Oat September Futures	09/2023	271	(37,970)	298	290	(21)
U.S. Treasury 2-Year Note September Futures	09/2023	80	(16,268)	239	3	0
U.S. Treasury 5-Year Note September Futures	09/2023	555	(59,437)	1,189	0	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	84	(9,949)	104	0	(25)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	9	(1,226)	(14)	0	(11)
United Kingdom Long Gilt September Futures	09/2023	74	(8,956)	97	63	0

$3,795	$979	$(59)

Total Futures Contracts	$3,522	$1,079	$(421)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$154,900	$2,107	$(1,622)	$485	$0	$(516)
iTraxx Europe Main 39 10-Year Index	(1.000)	Quarterly	06/20/2033	EUR	25,900	611	(371)	240	0	(74)

$2,718	$(1,993)	$725	$0	$(590)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$101,000	$1,010	$538	$1,548	$136	$0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/20/2025	GBP	3,100	$(26)	$(114)	$(140)	$0	$(11)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/20/2028		18,800	(87)	(1,198)	(1,285)	0	(119)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033		56,800	(1,887)	(2,702)	(4,589)	0	(465)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		4,300	(173)	(345)	(518)	0	(43)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/15/2028	INR	302,530	(2)	30	28	0	(7)
Receive	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/16/2032		192,400	121	(96)	25	7	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	4,030,000	50	(39)	11	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,260,000	(126)	(211)	(337)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		610,000	(203)	47	(156)	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	19	543	562	18	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		350,000	405	(49)	356	13	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		430,000	(39)	(147)	(186)	0	(16)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	03/15/2028	SGD	7,830	52	(149)	(97)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/25/2023		$15,500	0	(220)	(220)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/31/2023		17,950	0	(255)	(255)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/15/2023		10,300	0	(147)	(147)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/18/2023		6,000	0	(84)	(84)	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024		10,400	0	46	46	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.789	Quarterly	03/07/2024		10,400	28	(83)	(55)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024		8,885	0	281	281	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		39,500	382	1,499	1,881	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		31,350	1,122	(12)	1,110	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		20,700	0	(479)	(479)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		21,300	0	(492)	(492)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		15,500	(3)	757	754	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		17,950	(2)	877	875	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		28,300	(3)	296	293	0	(11)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.433	Quarterly	09/06/2024		28,300	86	(417)	(331)	11	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024		32,600	(8)	332	324	0	(12)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.427	Quarterly	09/27/2024		32,600	10	(389)	(379)	12	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024		21,900	(3)	287	284	0	(9)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.409	Quarterly	10/04/2024		21,900	4	(275)	(271)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		59,500	(150)	967	817	0	(9)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		95,500	164	931	1,095	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		5,900	(2)	67	65	0	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	9,280	40	148	188	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	76,239	(260)	403	143	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	40,500	2	2,046	2,048	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	73,600	(632)	7,552	6,920	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	10,300	(89)	1,173	1,084	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	05/31/2027	800	2	23	25	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.329	Annual	05/31/2027	32,400	0	(958)	(958)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	17,100	653	1,293	1,946	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	106,800	6,708	2,519	9,227	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.178	Annual	08/31/2027	51,000	(38)	(1,731)	(1,769)	8	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.522	Annual	11/30/2027	9,950	0	(160)	(160)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	1,400	(3)	(12)	(15)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,330	30	10	40	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,400	(81)	(51)	(132)	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.752	Annual	10/03/2028	5,300	0	(8)	(8)	3	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.850	Annual	10/03/2028	5,300	0	15	15	3	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.810	Annual	10/05/2028	5,200	0	6	6	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	10,000	35	(1,492)	(1,457)	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	17,880	(215)	160	(55)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029	3,060	(9)	(309)	(318)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	33,400	(2,392)	(2,578)	(4,970)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029	6,600	0	(118)	(118)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029	7,300	0	41	41	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	900	(6)	(39)	(45)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	3,300	(21)	(132)	(153)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029	1,000	0	(38)	(38)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029	7,500	0	(256)	(256)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	6,000	85	778	863	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	1,500	(5)	(26)	(31)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	900	(2)	(13)	(15)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	2,300	(8)	(21)	(29)	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	200	(2)	2	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032	4,900	0	108	108	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032	5,300	0	(83)	(83)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	14,310	2,353	(340)	2,013	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032	18,700	(10)	880	870	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032	5,200	0	233	233	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.083	Annual	11/15/2032	9,000	0	394	394	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032	6,600	66	221	287	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.089	Annual	11/15/2032	9,200	0	398	398	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032	4,400	0	184	184	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.139	Annual	11/15/2032	6,000	0	235	235	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032	5,300	(2)	195	193	0	(12)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032		4,500	0	164	164	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		8,350	273	119	392	0	(21)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,862	(90)	32	(58)	2	(11)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.445	Annual	10/03/2038		4,100	0	1	1	0	(19)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.533	Annual	10/03/2038		4,100	0	(40)	(40)	0	(20)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.490	Annual	10/05/2038		4,100	0	(20)	(20)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		12,100	3,056	205	3,261	0	(103)
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052		3,700	0	(246)	(246)	37	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		800	73	(7)	66	0	(8)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.165	Annual	10/03/2053		1,300	0	4	4	14	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.240	Annual	10/03/2053		1,300	0	22	22	14	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.203	Annual	10/05/2053		1,200	0	13	13	12	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		5,000	149	(26)	123	54	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025	CAD	18,400	0	(1,050)	(1,050)	11	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		7,700	(62)	(337)	(399)	6	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2028		8,350	(26)	301	275	0	(25)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		19,300	181	(1,861)	(1,680)	82	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		19,300	(366)	(1,756)	(2,122)	85	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		4,400	2	161	163	0	(27)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		2,400	79	(362)	(283)	23	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		2,600	0	(381)	(381)	24	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	3,800	(8)	(246)	(254)	0	(9)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	0	(344)	(344)	0	(13)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	0	(224)	(224)	0	(9)
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	91,900	(76)	173	97	19	0
Receive	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028		50,500	5	(119)	(114)	0	(13)
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2028	KRW	49,866,161	258	(705)	(447)	0	(98)
Receive	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2033		455,188	4	1	5	1	0
Receive(6)	3-Month KRW-KORIBOR	3.250	Quarterly	09/20/2033		5,767,340	47	13	60	17	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	950	0	(22)	(22)	0	0
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		73,000	(186)	(608)	(794)	0	(30)
Pay(6)	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025		34,500	(8)	(120)	(128)	0	(30)
Pay(6)	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		31,700	(36)	(37)	(73)	0	(28)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		13,400	(60)	(270)	(330)	0	(28)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	22,300	52	(126)	(74)	0	0
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028	THB	144,010	(12)	48	36	2	0
Receive	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023		$21,900	0	48	48	1	0
Pay	3-Month USD-LIBOR	4.409	Quarterly	07/04/2023		21,900	0	(47)	(47)	0	(2)
Pay	3-Month USD-LIBOR	4.433	Quarterly	07/06/2023		28,300	0	(18)	(18)	0	(1)
Pay	3-Month USD-LIBOR	4.789	Quarterly	07/07/2023		10,400	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	4.427	Quarterly	07/27/2023		32,600	0	(25)	(25)	0	(2)
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/25/2023		15,500	0	219	219	7	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/31/2023		17,950	0	257	257	8	0
Receive	3-Month USD-LIBOR	4.433	Quarterly	09/06/2023		28,300	0	86	86	2	0
Receive	3-Month USD-LIBOR	4.789	Quarterly	09/07/2023		10,400	0	22	22	1	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/15/2023		10,300	0	149	149	5	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/15/2023		73,600	0	832	832	26	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/18/2023		6,000	0	85	85	3	0
Receive	3-Month USD-LIBOR	4.427	Quarterly	09/27/2023		32,600	0	103	103	3	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(26)	(535)	(561)	0	(33)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		5,900	(129)	870	741	29	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		2,500	(3)	(11)	(14)	0	(8)
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		58,400	(52)	93	41	0	(184)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		20,400	339	(495)	(156)	0	(143)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		9,600	37	(259)	(222)	0	(64)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	0	(217)	(217)	0	(7)
Pay	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	67,947	(251)	(1,739)	(1,990)	0	(19)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		11,800	(23)	(184)	(207)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		5,900	(11)	(93)	(104)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		17,000	(39)	(265)	(304)	0	(1)
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		2,900	(8)	(41)	(49)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		3,300	(6)	(49)	(55)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		3,100	(6)	(46)	(52)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		4,500	(11)	(74)	(85)	0	(1)
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		1,400	(3)	(23)	(26)	0	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		1,400	(5)	(63)	(68)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	11/23/2024		22,400	(729)	(421)	(1,150)	0	(23)
Receive(6)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025		25,800	188	(17)	171	59	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		41,230	277	(280)	(3)	0	(92)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,100	(10)	(221)	(231)	0	(8)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,100	(8)	(197)	(205)	0	(8)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028		217,000	(1,909)	(314)	(2,223)	0	(1,001)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		18,240	(190)	(47)	(237)	34	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		120,000	(217)	413	196	0	(762)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		9,740	261	(1,021)	(760)	0	(62)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		980	76	(157)	(81)	0	(6)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		650	0	292	292	2	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	0	494	494	4	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		28,600	232	(149)	83	201	0
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	464,500	(18)	(153)	(171)	0	(1)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	81,600	3	(445)	(442)	0	(6)
Pay(6)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	131,500	(179)	(804)	(983)	105	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		10,200	(172)	43	(129)	66	0

							$6,585	$(2,348)	$4,237	$1,134	$(3,974)

Total Swap Agreements							$10,313	$(3,803)	$6,510	$1,270	$(4,564)

(l)	Securities with an aggregate market value of $13,684 and cash of $18,318 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	Unsettled variation margin asset of $1 for closed futures is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

(6)						This instrument has a forward starting effective date.
(m)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2023	AUD	3,581		$2,376	$0	$(9)
	07/2023		$356	AUD	545	6	0
	08/2023		2,378		3,581	9	0
BOA	07/2023	DKK	38,344		$5,537	0	(82)
	07/2023	MXN	47,138		2,560	0	(187)
	07/2023	NZD	663		402	0	(5)
	07/2023	SEK	64,767		6,001	0	(4)
	07/2023		$3,051	AUD	4,672	62	0
	07/2023		37,376	CAD	50,857	1,014	0
	07/2023		10,236	DKK	69,600	0	(36)
	07/2023		2,644	GBP	2,091	11	0
	07/2023		174,077	JPY	24,197,937	0	(6,379)
	07/2023		5,807	NOK	63,838	140	0
	07/2023		228	PEN	836	2	0
	08/2023	DKK	69,484		$10,236	37	0
	08/2023		$370	CNH	2,587	0	(13)
	08/2023		10,861	CNY	74,537	0	(541)
	08/2023		6,001	SEK	64,686	4	0
	09/2023	CLP	702,345		$859	0	(9)
	09/2023	IDR	2,906,141		194	1	0
	09/2023	JPY	5,490,000		40,022	1,603	0
	09/2023	KRW	1,544,208		1,219	42	0
	09/2023	TWD	106,800		3,518	82	0
	09/2023		$2,136	INR	176,691	11	0
	09/2023		553	PEN	2,029	3	0
BPS	07/2023	AUD	506		$343	6	0
	07/2023	CAD	648		486	0	(3)
	07/2023	CHF	7,474		8,357	7	0
	07/2023	DKK	135		19	0	0
	07/2023	EUR	274,095		300,325	1,233	0
	07/2023	NOK	14,931		1,389	0	(2)
	07/2023		$42	CHF	38	0	0
	07/2023		1,385	CZK	29,784	0	(18)
	07/2023		6,035	EUR	5,491	0	(43)
	07/2023		929	MYR	4,266	0	(10)
	08/2023	CNH	58,077		$8,236	219	0
	08/2023	NZD	824		501	0	(5)
	08/2023	TWD	53,457		1,751	34	0
	08/2023		$8,357	CHF	7,453	0	(7)
	08/2023		7,908	CNH	54,632	0	(368)
	08/2023		12,819	CNY	87,651	0	(684)
	08/2023		298,830	EUR	272,348	0	(1,238)
	08/2023		110,971	JPY	15,971,522	183	0
	08/2023		1,389	NOK	14,916	2	0
	09/2023	THB	19		$1	0	0
	09/2023		$2,313	IDR	34,774,321	0	(4)
BRC	07/2023		3,678	GBP	2,944	61	0
	08/2023	CNY	3,802		$541	15	0
	08/2023		$819	CNH	5,679	0	(36)
	08/2023		1,612	COP	6,868,746	14	0
	09/2023	IDR	103,195		$7	0	0
	09/2023	ILS	1,313		367	12	0
	10/2023	JPY	700,000		4,902	0	(17)
	04/2024		940,023		7,689	883	0
	05/2024		420,000		3,397	342	0
BSH	07/2023		$711	PEN	2,617	10	0
CBK	07/2023	EUR	2,283		$2,450	0	(41)
	07/2023	ILS	10,200		2,975	221	0
	07/2023	JPY	137,000		985	35	0
	07/2023	NZD	1,526		936	0	(1)
	07/2023	PEN	8,702		2,240	0	(159)
	07/2023		$1,316	AUD	2,017	28	0
	07/2023		1,277	CLP	1,033,684	11	0
	07/2023		1,220	CZK	26,285	0	(14)
	07/2023		1,892	EUR	1,745	13	(2)
	07/2023		247	NOK	2,780	12	0
	07/2023		3,431	PEN	12,493	12	0
	07/2023		1,087	RON	4,914	0	(6)
	08/2023	CNH	5,235		$757	35	0
	08/2023	CNY	19,519		2,842	140	0
	08/2023	TWD	65,924		2,159	42	0
	08/2023		$594	CLP	486,067	8	0
	08/2023		21	CNH	143	0	(1)
	08/2023		2,240	PEN	8,752	164	0
	09/2023	CNH	21,124		$2,964	40	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

	09/2023		$663	KRW	869,614	0	0
	09/2023		3,013	THB	104,171	3	(55)
	10/2023		3	CLP	2,678	0	0
	11/2023	ILS	31,012		$9,267	844	0
CLY	07/2023	CHF	189		210	0	(1)
	07/2023	DKK	112,688		16,266	0	(249)
	08/2023		$210	CHF	188	1	0
	08/2023		1,998	CNH	14,166	0	(43)
DUB	07/2023	PEN	17,403		$4,774	0	(22)
	07/2023		$2,379	PEN	8,701	19	0
	09/2023		452		1,655	2	0
FAR	07/2023		2	CLP	1,586	0	0
GLM	07/2023	NOK	92,084		$8,543	0	(36)
	07/2023	PEN	4,753		1,302	0	(8)
	08/2023		$13	CNY	93	0	0
	08/2023		8,543	NOK	91,994	36	0
	08/2023		586	PEN	2,139	1	0
	09/2023		716		2,632	5	0
	09/2023		4,312	SGD	5,766	0	(36)
	09/2023		1	THB	34	0	0
JPM	07/2023	JPY	8,301,366		$58,047	517	0
	07/2023	KRW	13,957,005		10,931	333	0
	07/2023	SGD	465		352	8	0
	07/2023		$2,934	AUD	4,488	56	0
	07/2023		2,735	SGD	3,614	0	(62)
	08/2023	CNH	12,254		$1,724	33	0
	08/2023	HUF	381,062		1,105	3	0
	08/2023		$6,045	CNH	41,771	0	(280)
	08/2023		13,521	CNY	92,467	0	(719)
	08/2023		800	HUF	279,201	8	0
	08/2023		58,047	JPY	8,266,090	0	(519)
	09/2023	IDR	1,215,657		$81	0	0
	09/2023	ILS	1,260		355	14	0
	09/2023	PEN	14,933		4,056	0	(36)
	09/2023		$3	IDR	45,662	0	0
	09/2023		253	INR	20,882	0	0
	09/2023		3,171	THB	108,734	0	(81)
	10/2023		8,406	MXN	147,589	52	0
	12/2023		400	INR	33,008	0	0
	10/2024	JPY	800,000		$6,444	501	0
MBC	07/2023	GBP	4,066		5,199	35	0
	07/2023	JPY	3,670,000		28,101	2,594	0
	07/2023		$5,112	CAD	6,800	26	(5)
	07/2023		9,670	EUR	9,005	156	0
	07/2023		14,997	GBP	12,110	383	0
	07/2023		951	JPY	134,800	0	(17)
	07/2023		77	SEK	827	0	0
	08/2023	CNH	6,562		$938	32	0
	08/2023		$3,721	CNH	26,433	0	(73)
	09/2023	JPY	1,900,000		$13,840	534	0
	09/2023	KRW	2,862,515		2,245	63	0
	03/2024	JPY	840,021		6,869	817	0
	10/2024		760,000		6,094	448	0
MYI	07/2023	GBP	637		792	0	(17)
	07/2023	IDR	766,097		51	0	0
	07/2023		$1,812	AUD	2,707	0	(9)
	07/2023		9,100	DKK	62,071	0	(3)
	07/2023		51	IDR	766,097	0	0
	07/2023		5,950	SEK	63,866	0	(28)
	08/2023	DKK	61,968		$9,100	3	0
	08/2023	TWD	73,810		2,431	60	0
	09/2023	IDR	766,763		51	0	0
	09/2023	KRW	3,217,005		2,514	62	0
	09/2023		$2,126	IDR	31,748,208	0	(18)
	09/2023		55	INR	4,510	0	0
	09/2023		1,448	THB	49,563	0	(39)
NGF	08/2023		8,765	CNH	60,163	0	(462)
	09/2023	SGD	3,848		$2,889	35	0
	12/2023		$4,255	INR	351,119	0	(3)
RBC	07/2023	MXN	2,060		$107	0	(13)
	08/2023		362		21	0	0
SCX	07/2023	AUD	5,260		3,492	0	(12)
	07/2023	CAD	16,580		12,530	14	0
	07/2023	NZD	1,726		1,048	0	(11)
	07/2023		$5,473	AUD	8,329	80	(5)
	07/2023		8,163	CHF	7,335	32	0
	07/2023		1,309	JPY	180,900	0	(56)
	07/2023		932	MYR	4,283	0	(9)
	08/2023	CNH	4,772		$664	6	0
	08/2023	TWD	12,841		420	8	0
	08/2023		$3,494	AUD	5,260	12	0
	08/2023		12,530	CAD	16,573	0	(14)
	08/2023		5,530	CNH	38,012	0	(284)
	08/2023		35,964	CNY	245,524	0	(1,971)
	09/2023	CNH	4,745		$665	8	0
	09/2023	TWD	89,269		2,928	55	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

09/2023	$7,526	IDR	112,451,543	0	(59)
09/2023	159	INR	13,060	0	0
09/2023	1,889	KRW	2,405,956	0	(55)
09/2023	319	PEN	1,178	4	0
09/2023	4,341	THB	149,848	0	(82)
SOG	07/2023	2,354	AUD	3,598	43	0
07/2023	279,839	EUR	260,137	4,022	0
07/2023	3,096	PLN	13,339	182	0
08/2023	483	CNH	3,398	0	(14)
SSB	07/2023	CLP	1,036,754	$1,291	0	(1)
07/2023	$2,386	PEN	8,704	12	0
08/2023	JPY	1,810,000	$13,635	1,015	0
08/2023	PEN	8,704	2,383	0	(10)
08/2023	$1,291	CLP	1,039,749	0	0
09/2023	KRW	6,076,413	$4,685	54	0
09/2023	$3,816	BRL	19,345	179	0
TOR	07/2023	AUD	6,473	$4,275	0	(37)
07/2023	CAD	40,400	30,440	0	(56)
07/2023	GBP	12,442	15,810	9	0
07/2023	$1,245	AUD	1,904	23	0
07/2023	2,384	NZD	3,914	18	0
08/2023	NZD	3,914	$2,383	0	(18)
08/2023	$4,279	AUD	6,473	37	0
08/2023	30,440	CAD	40,384	57	0
08/2023	15,813	GBP	12,442	0	(9)
08/2023	505	HUF	176,844	7	0
09/2023	JPY	1,340,000	$9,510	105	0
UAG	07/2023	AUD	12,876	8,584	33	(27)
07/2023	CHF	184	205	0	0
07/2023	JPY	3,440,000	26,241	2,384	0
07/2023	$285	AUD	436	5	0
07/2023	531	CHF	478	2	0
07/2023	4,035	NOK	44,654	125	0
08/2023	CNH	4,285	$624	33	0
08/2023	DKK	19,468	2,839	0	(19)
08/2023	$8,590	AUD	12,876	27	(32)
08/2023	205	CHF	183	0	0
08/2023	12	CNY	84	0	(1)
08/2023	391	NOK	4,206	1	0
09/2023	CNH	6,366	THB	30,831	0	(5)
09/2023	ILS	1,090	$304	10	0
09/2023	SGD	1,123	840	7	0
09/2023	$2,022	INR	167,156	9	0

Total Forward Foreign Currency Contracts	$23,111	$(15,545)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180%	01/11/2024	5,500	$157	$565
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	72,900	179	251

$336	$816

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	2,400	$181	$1,000

Total Purchased Options	$517	$1,816

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	3,100	$(10)	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	3,100	(10)	(42)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	49,000	(158)	(1,186)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	700	(5)	(2)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	700	(5)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	500	(4)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	500	(4)	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	460	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	460	(1)	(1)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	2,400	(182)	(919)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	100	(1)	0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,900	(11)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,900	(11)	(41)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	1,400	(11)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	1,400	(11)	(26)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	08/31/2023	2,100	(15)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	08/31/2023	2,100	(15)	(21)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	100	(1)	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	1,400	(9)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	1,400	(9)	(30)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	1,200	(8)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	1,200	(8)	(25)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	1,500	(10)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	1,500	(11)	(29)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	1,400	(10)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	1,400	(10)	(26)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	1,500	(10)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	1,500	(10)	(28)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	1,800	(12)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	1,800	(12)	(37)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	1,300	(9)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	1,300	(9)	(28)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	2,400	(9)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	2,400	(9)	(31)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	3,700	(13)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	3,700	(13)	(51)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	2,000	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	2,000	(6)	(25)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	4,200	(33)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	4,200	(33)	(77)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	1,500	(11)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	1,500	(11)	(27)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	12,500	(88)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	500	(2)	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	1,500	(5)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	1,500	(5)	(6)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	1,100	(7)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	1,100	(7)	(23)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	440	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	440	(1)	(1)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	3,000	(19)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	3,000	(19)	(60)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	2,200	(14)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	2,200	(14)	(47)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	2,300	(18)	(3)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	2,300	(18)	(40)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	2,200	(17)	(3)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	2,200	(17)	(38)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	72,900	(91)	(145)

Total Written Options	$(1,084)	$(3,050)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.368%	$1,900	$(46)	$69	$23	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	1,300	(32)	48	16	0

$(78)	$117	$39	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	14,200	$10,698	$68	$(41)	$27	$0
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	10,400	7,176	2	16	18	0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	10,600	7,314	(40)	18	0	(22)

$30	$(7)	$45	$(22)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	03/15/2028	MYR	30,437	$(12)	$57	$45	$0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033	17,450	(5)	45	40	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

BPS	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028	7,561	(3)	14	11	0
GLM	Receive	3-Month MYR-KLIBOR	3.635	Quarterly	04/05/2024	10,163	(2)	1	0	(1)
Receive	3-Month MYR-KLIBOR	3.545	Quarterly	05/05/2028	9,597	0	11	11	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2033	4,121	9	0	9	0
GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028	23,213	(8)	43	35	0
NGF	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028	11,539	(6)	23	17	0

$(27)	$194	$168	$(1)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2023	$8,500	$67	$(95)	$0	$(28)
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2023	7,270	56	(113)	0	(57)
Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	14,400	172	(283)	0	(111)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	2,700	32	(32)	0	0

$327	$(523)	$0	$(196)

Total Swap Agreements	$252	$(219)	$252	$(219)

(n)

Securities with an aggregate market value of $9,283 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$234	$0	$234
Australia
Non-Agency Mortgage-Backed Securities	0	476	0	476
Sovereign Issues	0	15,306	0	15,306
Canada
Corporate Bonds & Notes	0	1,376	0	1,376
Non-Agency Mortgage-Backed Securities	0	2,206	0	2,206
Sovereign Issues	0	1,124	0	1,124
Cayman Islands
Asset-Backed Securities	0	69,658	0	69,658
Corporate Bonds & Notes	0	2,983	0	2,983
Sovereign Issues	0	818	0	818
China
Sovereign Issues	0	50,647	0	50,647
Denmark
Corporate Bonds & Notes	0	24,972	0	24,972
France
Corporate Bonds & Notes	0	9,989	0	9,989
Sovereign Issues	0	21,907	0	21,907
Germany
Corporate Bonds & Notes	0	20,061	0	20,061
Hungary
Sovereign Issues	0	1,438	0	1,438
Ireland
Asset-Backed Securities	0	13,624	0	13,624
Corporate Bonds & Notes	0	2,409	0	2,409
Non-Agency Mortgage-Backed Securities	0	2,769	0	2,769
Israel
Sovereign Issues	0	14,226	0	14,226
Italy
Corporate Bonds & Notes	0	5,696	0	5,696
Sovereign Issues	0	1,383	0	1,383
Japan
Corporate Bonds & Notes	0	2,980	0	2,980
Sovereign Issues	0	68,079	0	68,079
Malaysia
Corporate Bonds & Notes	0	1,316	0	1,316
Sovereign Issues	0	4,148	0	4,148
Mexico
Sovereign Issues	0	522	0	522
New Zealand
Sovereign Issues	0	833	0	833
Norway
Sovereign Issues	0	1,332	0	1,332
Peru
Sovereign Issues	0	2,255	0	2,255
Poland
Sovereign Issues	0	3,373	0	3,373
Qatar
Corporate Bonds & Notes	0	504	0	504
Republic of Korea
Sovereign Issues	0	4,438	0	4,438
Romania
Sovereign Issues	0	8,573	0	8,573
Saudi Arabia
Corporate Bonds & Notes	0	667	0	667
Sovereign Issues	0	5,681	0	5,681
Serbia
Sovereign Issues	0	1,536	0	1,536
Singapore
Corporate Bonds & Notes	0	791	0	791
South Korea
Sovereign Issues	0	32,781	0	32,781
Spain
Corporate Bonds & Notes	0	358	0	358
Sovereign Issues	0	11,622	0	11,622
Supranational
Corporate Bonds & Notes	0	1,113	0	1,113
Switzerland
Corporate Bonds & Notes	0	13,990	0	13,990
United Arab Emirates
Corporate Bonds & Notes	0	632	0	632
United Kingdom
Corporate Bonds & Notes	0	25,840	0	25,840
Non-Agency Mortgage-Backed Securities	0	31,511	0	31,511
Sovereign Issues	0	12,190	0	12,190
United States
Asset-Backed Securities	0	20,648	14	20,662
Corporate Bonds & Notes	0	30,334	0	30,334
Loan Participations and Assignments	0	2,423	0	2,423
Municipal Bonds & Notes	0	1,184	0	1,184
Non-Agency Mortgage-Backed Securities	0	106,429	1,332	107,761
U.S. Government Agencies	0	317,680	0	317,680
U.S. Treasury Obligations	0	58,988	0	58,988

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Short-Term Instruments
Commercial Paper	0	3,095	0	3,095
Repurchase Agreements	0	2,355	0	2,355
Argentina Treasury Bills	0	171	0	171
Hungary Treasury Bills	0	3,470	0	3,470
Japan Treasury Bills	0	127,190	0	127,190

	$0	$1,174,334	$1,346	$1,175,680
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,335	$0	$0	$50,335

Total Investments	$50,335	$1,174,334	$1,346	$1,226,015

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(97,946)	$0	$(97,946)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,043	1,306	0	2,349
Over the counter	0	25,179	0	25,179

	$1,043	$26,485	$0	$27,528
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(385)	(4,714)	0	(5,099)
Over the counter	0	(18,814)	0	(18,814)

	$(385)	$(23,528)	$0	$(23,913)

Total Financial Derivative Instruments	$658	$2,957	$0	$3,615

Totals	$50,993	$1,079,345	$1,346	$1,131,684

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Altice France SA 8.677% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	959	$916
Avolon TLB Borrower 1 (U.S.) LLC 7.396% (LIBOR01M + 2.250%) due 12/01/2027 ~		$12,724	12,723
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		25,589	23,286
Charter Communications Operating LLC 6.795% - 6.834% due 02/01/2027		7,778	7,740
Delos Finance SARL 7.288% (LIBOR03M + 1.750%) due 10/06/2023 ~		30,450	30,469
Diamond Sports Group LLC 13.064% due 05/25/2026		3,036	2,350
Encina Private Credit LLC TBD% - 9.867% (LIBOR01M + 4.674%) due 11/30/2025 «~µ		13,558	13,105
IQVIA, Inc. 5.598% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	1,200	1,310
Oi SA TBD% - 14.000% due 09/07/2024 µ		$935	935
Qatar National Bank QPSC 5.966% due 10/10/2023 «		4,400	4,400
Setanta Aircraft Leasing Dac 7.538% (LIBOR03M + 2.000%) due 11/05/2028 ~		10,000	10,013
SkyMiles IP Ltd. 8.798% due 10/20/2027		2,340	2,434
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		4,159	3,067

Total Loan Participations and Assignments (Cost $117,782)			112,748

CORPORATE BONDS & NOTES 65.7%
BANKING & FINANCE 29.0%
AerCap Ireland Capital DAC
1.650% due 10/29/2024		11,300	10,624
2.875% due 08/14/2024		9,900	9,518
3.650% due 07/21/2027		2,770	2,540
3.875% due 01/23/2028		1,425	1,312
4.450% due 04/03/2026		2,320	2,218
5.772% (SOFRRATE + 0.680%) due 09/29/2023 ~		7,850	7,839
Agree LP 4.800% due 10/01/2032		500	465
AIA Group Ltd. 3.200% due 09/16/2040		800	614
AIB Group PLC 4.263% due 04/10/2025 •		5,900	5,766
Aircastle Ltd.
2.850% due 01/26/2028		4,000	3,406
4.250% due 06/15/2026		4,400	4,147
4.400% due 09/25/2023		18,000	17,910
Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		5,300	3,266
3.450% due 04/30/2025		4,600	4,404
3.550% due 03/15/2052		5,500	3,760
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 «(c)(i)		3,100	186
Ally Financial, Inc.
4.625% due 03/30/2025		3,600	3,468
6.700% due 02/14/2033		1,000	886
6.992% due 06/13/2029 •		5,700	5,634
8.000% due 11/01/2031		14,400	14,961
American Assets Trust LP 3.375% due 02/01/2031		17,000	13,316
American Homes 4 Rent LP
2.375% due 07/15/2031		2,000	1,591
3.375% due 07/15/2051		500	328
3.625% due 04/15/2032		1,600	1,384
4.250% due 02/15/2028		13,667	12,878
American International Group, Inc. 4.250% due 03/15/2029		250	236
American Tower Corp.
1.875% due 10/15/2030		8,700	6,876
2.100% due 06/15/2030		4,100	3,317

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

2.300% due 09/15/2031		2,600	2,071
2.750% due 01/15/2027		23,000	20,945
2.950% due 01/15/2025		26,500	25,358
2.950% due 01/15/2051		34,500	21,799
3.375% due 10/15/2026		1,600	1,494
3.650% due 03/15/2027		5,000	4,686
3.700% due 10/15/2049		4,200	3,018
3.800% due 08/15/2029		11,030	10,076
3.950% due 03/15/2029		5,470	5,048
4.000% due 06/01/2025		12,700	12,273
4.400% due 02/15/2026		7,481	7,255
5.650% due 03/15/2033		6,700	6,800
Antares Holdings LP
2.750% due 01/15/2027		7,000	5,757
3.750% due 07/15/2027		6,250	5,235
3.950% due 07/15/2026		13,950	12,255
Ares Capital Corp. 2.875% due 06/15/2027 (l)		14,100	12,231
Ares Finance Co. LLC
3.250% due 06/15/2030		13,900	11,714
4.125% due 06/30/2051 •		4,900	3,583
Aroundtown SA 5.375% due 03/21/2029		1,200	889
Assurant, Inc. 4.200% due 09/27/2023		333	331
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		7,150	6,050
3.600% due 09/15/2051		4,800	3,297
AvalonBay Communities, Inc. 2.950% due 05/11/2026		300	283
Aviation Capital Group LLC
3.500% due 11/01/2027		16,454	14,546
4.375% due 01/30/2024		1,700	1,673
4.875% due 10/01/2025		10,591	10,114
6.250% due 04/15/2028		1,500	1,498
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		6,300	5,604
2.528% due 11/18/2027		9,259	7,816
3.250% due 02/15/2027		8,600	7,670
3.950% due 07/01/2024		1,235	1,198
4.250% due 04/15/2026		15,228	14,197
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,200	16,168
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	8,500	8,707
3.625% due 09/24/2024		6,125	6,495
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(h)(i)		800	866
Banco BTG Pactual SA
2.750% due 01/11/2026		$5,900	5,384
4.500% due 01/10/2025		7,800	7,541
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	9,000	2,379
Banco General SA
4.125% due 08/07/2027		$3,900	3,679
4.750% due 03/20/2024		4,900	4,829
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		6,750	6,380
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025		8,800	8,712
Bank of America Corp.
1.319% due 06/19/2026 •		15,400	14,113
1.898% due 07/23/2031 •		19,100	15,219
2.299% due 07/21/2032 •		26,300	21,043
2.551% due 02/04/2028 •		52,400	47,333
2.687% due 04/22/2032 •		17,500	14,510
2.972% due 02/04/2033 •		27,000	22,517
3.093% due 10/01/2025 •		10,000	9,623
3.593% due 07/21/2028 •		8,000	7,443
3.970% due 03/05/2029 •		18,700	17,524
4.100% due 07/24/2023		600	600
4.571% due 04/27/2033 •		16,600	15,616
5.015% due 07/22/2033 •		6,500	6,362
5.288% due 04/25/2034		10,900	10,804
8.050% due 06/15/2027		12,000	12,972
Bank of America NA 6.000% due 10/15/2036		4,600	4,920
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		12,300	12,223
Bank of Montreal 4.689% due 07/28/2029		5,000	4,972
Bank of Nova Scotia 7.846% (TSFR3M + 2.910%) due 10/12/2023 ~(h)(i)		368	307
Bank One Michigan 8.250% due 11/01/2024		150	154

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Barclays PLC
1.007% due 12/10/2024 •		12,300	11,993
4.375% due 01/12/2026		32,965	31,683
5.501% due 08/09/2028 •		2,200	2,147
6.224% due 05/09/2034 •		12,200	12,160
8.000% due 03/15/2029 •(h)(i)		5,800	5,196
BBVA Bancomer SA
1.875% due 09/18/2025		1,000	921
4.375% due 04/10/2024		3,100	3,055
BGC Partners, Inc.
3.750% due 10/01/2024		10,000	9,447
4.375% due 12/15/2025		10,000	9,237
8.000% due 05/25/2028		5,000	4,836
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	11,039
2.000% due 01/30/2032		$5,600	4,177
2.800% due 09/30/2050		5,300	3,042
4.450% due 07/15/2045		2,300	1,837
5.000% due 06/15/2044		3,900	3,338
Blackstone Private Credit Fund
2.350% due 11/22/2024		9,000	8,413
4.700% due 03/24/2025		12,300	11,854
Block Financial LLC 3.875% due 08/15/2030		18,800	16,599
Blue Owl Finance LLC
4.125% due 10/07/2051		5,900	3,704
4.375% due 02/15/2032		11,700	9,465
BNP Paribas SA
1.904% due 09/30/2028 •		4,800	4,093
3.132% due 01/20/2033 •		13,100	10,760
4.400% due 08/14/2028		4,900	4,630
7.000% due 08/16/2028 •(h)(i)		1,000	898
Brandywine Operating Partnership LP 3.950% due 11/15/2027		775	615
Brixmor Operating Partnership LP
3.850% due 02/01/2025		5,475	5,240
3.900% due 03/15/2027		300	276
Broadstone Net Lease LLC 2.600% due 09/15/2031		2,900	2,081
Brookfield Capital Finance LLC 6.087% due 06/14/2033		6,300	6,401
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	4,248
3.900% due 01/25/2028		12,700	11,773
4.000% due 04/01/2024		1,600	1,578
4.850% due 03/29/2029		6,725	6,457
Brown & Brown, Inc.
4.200% due 09/15/2024		1,000	977
4.950% due 03/17/2052		400	343
Camden Property Trust
3.500% due 09/15/2024		800	778
4.100% due 10/15/2028		25	24
Cantor Fitzgerald LP 4.500% due 04/14/2027		300	280
Capital One Financial Corp. 6.312% due 06/08/2029 •		11,500	11,432
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,000	2,638
Caterpillar Financial Services Corp.
1.450% due 05/15/2025		405	378
3.650% due 12/07/2023		180	179
CBRE Services, Inc. 5.950% due 08/15/2034		2,400	2,372
Chubb INA Holdings, Inc.
3.350% due 05/15/2024		150	147
3.350% due 05/03/2026		350	337
CI Financial Corp.
3.200% due 12/17/2030		7,600	5,705
4.100% due 06/15/2051		3,600	2,193
Citigroup, Inc.
3.200% due 10/21/2026		22,290	20,880
3.400% due 05/01/2026		2,200	2,093
4.075% due 04/23/2029 •		5,260	4,956
Commonwealth Bank of Australia 3.784% due 03/14/2032 (i)		6,200	5,201
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		20,100	17,966
3.750% due 07/21/2026		510	477
4.655% due 08/22/2028 •		5,200	4,981
Corestate Capital Holding SA 3.500% due 07/31/2023 ^(c)	EUR	1,100	170
Corporate Office Properties LP
2.250% due 03/15/2026		$9,800	8,689
2.750% due 04/15/2031		5,300	4,033
Credit Agricole SA
4.125% due 01/10/2027		275	261

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

7.500% due 06/23/2026 •(h)(i)	GBP	300	360
Credit Suisse AG
1.250% due 08/07/2026		$2,700	2,326
6.500% due 08/08/2023 (i)		36,905	36,771
7.500% due 02/15/2028		7,500	7,974
7.950% due 01/09/2025		16,000	16,333
Crown Castle, Inc.
2.100% due 04/01/2031		3,900	3,124
2.250% due 01/15/2031		7,345	5,993
3.200% due 09/01/2024		6,200	6,011
3.250% due 01/15/2051		16,871	11,519
3.650% due 09/01/2027		2,443	2,286
3.700% due 06/15/2026		4,230	4,021
3.800% due 02/15/2028		15,524	14,485
4.000% due 03/01/2027		3,100	2,950
4.000% due 11/15/2049		4,435	3,416
4.300% due 02/15/2029		8,680	8,172
4.450% due 02/15/2026		15,300	14,898
CubeSmart LP
2.250% due 12/15/2028		3,200	2,700
4.375% due 02/15/2029		4,600	4,316
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		22,300	21,222
Deutsche Bank AG
1.447% due 04/01/2025 •(j)		1,800	1,711
2.129% due 11/24/2026 •(j)		30,800	27,418
2.222% due 09/18/2024 •		14,000	13,824
2.625% due 12/16/2024	GBP	14,300	16,903
3.547% due 09/18/2031 •		$26,600	22,107
3.742% due 01/07/2033 •		1,000	734
5.625% due 05/19/2031 •	EUR	5,500	5,733
Digital Stout Holding LLC 3.750% due 10/17/2030	GBP	1,100	1,141
Discover Bank 4.200% due 08/08/2023		$15,000	14,971
Discover Financial Services 4.500% due 01/30/2026		4,200	4,024
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		7,900	6,273
Eaton Vance Corp. 3.500% due 04/06/2027		1,200	1,116
Enact Holdings, Inc. 6.500% due 08/15/2025		1,700	1,672
EPR Properties
4.500% due 04/01/2025		7,200	6,824
4.500% due 06/01/2027		9,400	8,443
4.750% due 12/15/2026		8,000	7,288
Equifax, Inc. 5.100% due 06/01/2028		13,300	13,114
Equitable Holdings, Inc. 5.594% due 01/11/2033		5,900	5,792
ERP Operating LP 4.500% due 06/01/2045		400	337
Erste Group Bank AG 4.250% due 10/15/2027 •(h)(i)	EUR	200	166
Essex Portfolio LP
1.700% due 03/01/2028		$5,500	4,645
3.375% due 04/15/2026		4,100	3,885
3.500% due 04/01/2025		1,875	1,798
Everest Reinsurance Holdings, Inc. 3.125% due 10/15/2052		2,900	1,921
Extra Space Storage LP 3.900% due 04/01/2029		2,000	1,825
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	16,123
4.625% due 04/29/2030		$7,700	7,223
Federal Realty OP LP 1.250% due 02/15/2026		1,700	1,519
Fidelity National Financial, Inc. 3.200% due 09/17/2051		4,500	2,633
First American Financial Corp. 4.600% due 11/15/2024		5,115	4,994
Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	2,900	2,975
2.386% due 02/17/2026		200	205
3.021% due 03/06/2024		300	323
3.250% due 09/15/2025		2,100	2,204
4.053% due 11/15/2023 •		1,200	1,309
4.174% due 12/01/2024 •		400	431
4.535% due 03/06/2025	GBP	3,400	4,106
FORESEA Holding SA 7.500% due 06/15/2030 «		$1,905	1,667
Franklin Resources, Inc. 2.950% due 08/12/2051		3,900	2,480
Freedom Mortgage Corp.
6.625% due 01/15/2027		2,200	1,907

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

8.125% due 11/15/2024		5,680	5,633
8.250% due 04/15/2025		2,972	2,901
FS KKR Capital Corp.
1.650% due 10/12/2024		9,300	8,652
3.125% due 10/12/2028		3,800	3,097
Global Atlantic Fin Co. 4.400% due 10/15/2029		15,800	13,341
Globe Life, Inc. 2.150% due 08/15/2030		23,200	18,309
GLP Capital LP
3.350% due 09/01/2024		2,900	2,802
4.000% due 01/15/2030		3,200	2,776
4.000% due 01/15/2031		600	519
5.250% due 06/01/2025		17,955	17,603
5.300% due 01/15/2029		13,737	13,092
5.750% due 06/01/2028		6,300	6,169
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		4,200	3,366
2.615% due 04/22/2032 •		9,000	7,384
3.272% due 09/29/2025 •		110	106
3.691% due 06/05/2028 •		24,100	22,659
3.850% due 01/26/2027		1,625	1,546
4.223% due 05/01/2029 •		22,300	21,076
Goodman HK Finance 4.375% due 06/19/2024		3,500	3,437
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	3,425
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,100	19,150
Guardian Life Global Funding 1.100% due 06/23/2025		4,000	3,641
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		4,800	3,784
Healthcare Realty Holdings LP 3.750% due 07/01/2027		150	139
High Street Funding Trust 4.111% due 02/15/2028		3,500	3,259
Highwoods Realty LP
3.050% due 02/15/2030		5,600	4,357
4.125% due 03/15/2028		2,200	1,927
4.200% due 04/15/2029		4,000	3,374
Host Hotels & Resorts LP
3.375% due 12/15/2029		5,300	4,534
3.500% due 09/15/2030		4,900	4,157
3.875% due 04/01/2024		4,306	4,238
4.000% due 06/15/2025		10,277	9,884
HSBC Holdings PLC
1.645% due 04/18/2026 •		15,500	14,285
2.013% due 09/22/2028 •		1,000	858
2.099% due 06/04/2026 •		24,400	22,591
2.357% due 08/18/2031 •		18,093	14,453
2.633% due 11/07/2025 •		19,500	18,532
2.848% due 06/04/2031 •		11,055	9,179
3.973% due 05/22/2030 •		15,800	14,203
4.250% due 03/14/2024		300	296
4.250% due 08/18/2025		825	793
4.292% due 09/12/2026 •		9,300	8,948
4.300% due 03/08/2026		35,700	34,522
4.375% due 11/23/2026		300	284
4.583% due 06/19/2029 •		8,476	7,985
4.750% due 07/04/2029 •(h)(i)	EUR	4,300	3,973
5.875% due 09/28/2026 •(h)(i)	GBP	14,400	15,992
6.000% due 09/29/2023 •(h)(i)	EUR	1,835	1,993
6.500% due 03/23/2028 •(h)(i)		$8,300	7,497
6.920% (US0003M + 1.380%) due 09/12/2026 ~		3,400	3,424
Hudson Pacific Properties LP
3.250% due 01/15/2030		15,300	9,698
4.650% due 04/01/2029		4,600	3,250
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030		3,000	2,625
ING Groep NV
2.727% due 04/01/2032 •		5,700	4,707
4.250% due 05/16/2031 •(h)(i)		2,900	1,937
5.750% due 11/16/2026 •(h)(i)		1,800	1,591
6.533% (US0003M + 1.000%) due 10/02/2023 ~		11,300	11,312
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		17,000	13,131
2.650% due 09/15/2040		4,850	3,436
4.000% due 09/15/2027		7,000	6,822
4.350% due 06/15/2029		6,500	6,365
Intercorp Financial Services, Inc. 4.125% due 10/19/2027		5,500	4,957
Intesa Sanpaolo SpA
3.250% due 09/23/2024		500	480
5.017% due 06/26/2024		14,290	13,847
5.710% due 01/15/2026		2,200	2,096

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		2,000	1,535
4.150% due 04/15/2032		2,000	1,794
JAB Holdings BV 2.200% due 11/23/2030		21,400	16,847
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		5,000	4,417
2.182% due 06/01/2028 •		6,900	6,137
2.301% due 10/15/2025 •		21,000	20,019
2.545% due 11/08/2032 •		10,000	8,197
2.580% due 04/22/2032 •		9,600	7,977
2.739% due 10/15/2030 •		6,900	5,950
3.540% due 05/01/2028 •		10,100	9,449
3.702% due 05/06/2030 •		16,000	14,677
3.782% due 02/01/2028 •		10,000	9,519
3.875% due 02/01/2024		500	495
4.005% due 04/23/2029 •		21,000	19,792
4.203% due 07/23/2029 •		300	285
4.912% due 07/25/2033 •		20,000	19,551
5.350% due 06/01/2034		28,000	28,235
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)		9,000	599
9.750% due 09/28/2023 ^(c)		10,100	676
10.875% due 07/23/2023 ^(c)		300	19
11.950% due 11/12/2023 ^(c)		10,000	813
KBC Group NV 4.250% due 10/24/2025 •(h)(i)	EUR	600	566
KeyBank NA 4.150% due 08/08/2025		$500	462
Kilroy Realty LP
2.500% due 11/15/2032		7,800	5,427
2.650% due 11/15/2033		4,800	3,258
3.050% due 02/15/2030		6,796	5,324
3.450% due 12/15/2024		200	190
4.375% due 10/01/2025		5,050	4,734
KKR Financial Holdings LLC 5.400% due 05/23/2033		10,000	9,320
KKR Group Finance Co. LLC
3.500% due 08/25/2050		9,190	6,267
4.850% due 05/17/2032		2,550	2,405
Lazard Group LLC
3.750% due 02/13/2025		5,083	4,892
4.375% due 03/11/2029		3,046	2,830
4.500% due 09/19/2028		3,500	3,319
LeasePlan Corp. NV 2.875% due 10/24/2024		17,525	16,703
Life Storage LP 3.875% due 12/15/2027		7,080	6,582
Lloyds Bank PLC 7.500% due 04/02/2032 þ		18,200	11,412
Lloyds Banking Group PLC
3.750% due 01/11/2027		10,500	9,844
4.375% due 03/22/2028		500	475
4.947% due 06/27/2025 •(h)(i)	EUR	900	898
Logicor Financing SARL 1.625% due 07/15/2027		4,000	3,628
LXP Industrial Trust 2.700% due 09/15/2030		$1,800	1,440
Manufacturers & Traders Trust Co. 2.900% due 02/06/2025		830	784
Manulife Financial Corp. 4.150% due 03/04/2026		1,970	1,909
MassMutual Global Funding 3.400% due 03/08/2026		1,600	1,522
Mercury General Corp. 4.400% due 03/15/2027		800	758
MetLife, Inc. 10.750% due 08/01/2069		4,000	5,173
Metropolitan Life Global Funding 0.450% due 09/01/2023		4,100	4,054
Mid-America Apartments LP
1.100% due 09/15/2026		3,200	2,794
4.300% due 10/15/2023		22,235	22,116
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		6,300	5,771
1.538% due 07/20/2027 •		8,300	7,330
2.309% due 07/20/2032 •		10,500	8,366
2.801% due 07/18/2024		32,000	31,002
3.195% due 07/18/2029		8,475	7,495
5.133% due 07/20/2033 •		31,000	30,417
5.354% due 09/13/2028 •		5,200	5,165
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •		700	700
1.979% due 09/08/2031 •		19,500	15,421
2.839% due 09/13/2026		2,800	2,567
2.869% due 09/13/2030 •		12,100	10,252

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Morgan Stanley
1.593% due 05/04/2027 •		15,200	13,615
1.794% due 02/13/2032 •		36,100	28,023
2.239% due 07/21/2032 •		20,000	15,904
2.475% due 01/21/2028 •		8,200	7,406
2.802% due 01/25/2052 •		7,000	4,601
3.622% due 04/01/2031 •		3,600	3,246
5.123% due 02/01/2029 •		11,600	11,447
5.250% due 04/21/2034		1,700	1,679
6.250% due 08/09/2026		700	715
7.500% due 04/02/2032 þ(j)		15,800	9,874
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		8,000	7,530
Morgan Stanley Domestic Holdings, Inc. 4.500% due 06/20/2028		11,145	10,746
Muthoot Finance Ltd. 4.400% due 09/02/2023		1,674	1,663
Nasdaq, Inc.
2.500% due 12/21/2040		4,000	2,686
3.850% due 06/30/2026		600	577
5.550% due 02/15/2034		700	703
National Health Investors, Inc. 3.000% due 02/01/2031		1,500	1,153
Nationwide Building Society 4.363% due 08/01/2024 •		1,600	1,597
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		5,300	3,876
NatWest Group PLC
4.269% due 03/22/2025 •		32,300	31,736
4.892% due 05/18/2029 •		19,700	18,761
Neuberger Berman Group LLC 4.500% due 03/15/2027		7,800	7,361
New York Life Insurance Co.
3.750% due 05/15/2050		1,385	1,060
4.450% due 05/15/2069		3,500	2,921
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		6,000	5,094
2.450% due 09/15/2028		6,800	5,435
2.750% due 03/09/2028		15,000	12,339
3.875% due 09/21/2023		700	696
Nomura Holdings, Inc.
1.851% due 07/16/2025		4,400	4,026
2.172% due 07/14/2028		9,000	7,601
2.329% due 01/22/2027		3,900	3,451
2.608% due 07/14/2031		14,400	11,438
2.648% due 01/16/2025		1,500	1,421
2.679% due 07/16/2030		4,700	3,850
2.710% due 01/22/2029		10,000	8,439
3.103% due 01/16/2030		10,000	8,533
5.709% due 01/09/2026		14,900	14,775
5.842% due 01/18/2028		23,700	23,767
6.181% due 01/18/2033		2,300	2,375
Nordea Bank Abp 3.750% due 03/01/2029 •(h)(i)		5,700	4,232
Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	64,683	6,808
1.000% due 10/01/2053		1,887	183
1.500% due 10/01/2053		108,242	11,745
Oaktree Specialty Lending Corp. 3.500% due 02/25/2025		$4,000	3,789
Ohio National Financial Services, Inc. 6.800% due 01/24/2030		21,100	19,644
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		5,274	3,924
3.625% due 10/01/2029		4,600	3,776
4.375% due 08/01/2023		1,581	1,578
4.500% due 04/01/2027		2,600	2,417
4.750% due 01/15/2028		700	640
5.250% due 01/15/2026		600	578
OneMain Finance Corp. 5.375% due 11/15/2029		9,600	8,171
Owl Rock Capital Corp. 2.875% due 06/11/2028		5,800	4,732
Pacific Life Global Funding 1.200% due 06/24/2025		3,300	3,011
PartnerRe Finance B LLC 3.700% due 07/02/2029		2,900	2,662
Physicians Realty LP 3.950% due 01/15/2028		5,400	4,934
Pinnacol Assurance 8.625% due 06/25/2034 «(j)		6,000	6,507
Piper Sandler Cos. 5.200% due 10/15/2023		12,200	12,170
PNC Bank NA 3.800% due 07/25/2023		1,025	1,024

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Popular, Inc. 7.250% due 03/13/2028		3,400	3,400
Pricoa Global Funding 0.800% due 09/01/2025		3,300	2,970
Principal Life Global Funding 3.000% due 04/18/2026		1,800	1,669
Prologis LP 3.250% due 06/30/2026		168	159
Protective Life Corp.
3.400% due 01/15/2030		14,600	12,704
4.300% due 09/30/2028		10,900	10,129
Provident Funding Associates LP 6.375% due 06/15/2025		2,100	1,856
Prudential Financial, Inc. 6.625% due 12/01/2037		175	194
Public Storage 0.500% due 09/09/2030	EUR	2,200	1,862
Realty Income Corp.
3.100% due 12/15/2029		$100	88
3.950% due 08/15/2027		2,200	2,092
4.625% due 11/01/2025		11,400	11,226
4.875% due 06/01/2026		6,299	6,234
Regency Centers LP
3.600% due 02/01/2027		2,200	2,071
3.700% due 06/15/2030		6,800	6,087
Reinsurance Group of America, Inc.
3.150% due 06/15/2030		4,000	3,434
4.700% due 09/15/2023		215	214
Reliance Standard Life Global Funding
2.750% due 01/21/2027		160	143
3.850% due 09/19/2023		5,500	5,467
Rexford Industrial Realty LP 2.125% due 12/01/2030		6,400	5,060
RGA Global Funding 2.700% due 01/18/2029		4,300	3,709
Sabra Health Care LP
3.200% due 12/01/2031		9,850	7,359
3.900% due 10/15/2029		4,700	3,838
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •		6,532	5,648
3.244% due 10/05/2026		22,600	20,368
4.500% due 07/17/2025		3,650	3,545
6.499% due 03/09/2029 •		5,900	5,840
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		16,000	14,255
4.796% due 11/15/2024 •		15,000	14,888
SBA Communications Corp. 3.125% due 02/01/2029		8,100	6,873
SBA Tower Trust
1.631% due 05/15/2051		3,800	3,282
1.884% due 07/15/2050		21,000	18,882
SBL Holdings, Inc. 5.125% due 11/13/2026		1,000	884
SLM Corp. 4.200% due 10/29/2025		5,400	5,023
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		1,950	1,910
4.125% due 07/15/2023		6,000	5,995
Societe Generale SA
1.488% due 12/14/2026 •		17,275	15,212
4.750% due 05/26/2026 •(h)(i)		750	594
6.691% due 01/10/2034 •		1,300	1,324
Spirit Realty LP
3.200% due 01/15/2027		5,100	4,595
3.200% due 02/15/2031		600	491
4.000% due 07/15/2029		9,354	8,241
4.450% due 09/15/2026		4,100	3,865
Standard Chartered PLC
1.456% due 01/14/2027 •		11,800	10,469
2.819% due 01/30/2026 •		9,200	8,679
3.265% due 02/18/2036 •		10,100	7,957
3.603% due 01/12/2033 •		8,100	6,492
3.785% due 05/21/2025 •		5,100	4,977
6.170% due 01/09/2027 •		2,200	2,199
6.301% due 01/09/2029 •		4,000	4,025
State Street Corp. 3.776% due 12/03/2024 •		40	40
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027		5,700	4,998
Stifel Financial Corp. 4.000% due 05/15/2030		9,800	8,376
STORE Capital Corp.
2.700% due 12/01/2031		3,800	2,647
2.750% due 11/18/2030		3,200	2,317
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	1,874

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

2.696% due 07/16/2024		34,000	32,908
2.750% due 01/15/2030		4,700	4,059
3.202% due 09/17/2029 (i)		6,000	5,242
5.464% due 01/13/2026		9,300	9,274
5.710% due 01/13/2030		16,400	16,613
5.766% due 01/13/2033		3,600	3,706
6.439% (SOFRRATE + 1.430%) due 01/13/2026 ~		15,200	15,329
Sun Communities Operating LP
2.700% due 07/15/2031		4,800	3,798
4.200% due 04/15/2032		3,100	2,711
Sunac China Holdings Ltd.
6.500% due 07/09/2023 ^(c)		16,400	2,545
6.650% due 08/03/2024 ^(c)		6,500	960
7.000% due 07/09/2025 ^(c)		6,800	1,028
SVB Financial Group
3.500% due 01/29/2025 ^(c)		500	363
4.345% due 04/29/2028 ^(c)		10,700	7,507
Synchrony Bank 5.625% due 08/23/2027		8,000	7,514
Synchrony Financial
3.700% due 08/04/2026		4,100	3,683
3.950% due 12/01/2027		5,600	4,885
4.375% due 03/19/2024		2,700	2,648
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •		43,400	41,913
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,615	6,373
5.661% due 10/13/2041		3,227	3,756
5.801% due 10/13/2040		5,917	7,004
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •		$1,500	1,089
Trust Fibra Uno
4.869% due 01/15/2030		2,250	1,990
5.250% due 01/30/2026		5,660	5,520
6.390% due 01/15/2050		1,700	1,347
6.950% due 01/30/2044		1,983	1,687
UBS AG
0.450% due 02/09/2024		4,800	4,640
5.125% due 05/15/2024 (i)		19,130	18,838
UBS Group AG
1.494% due 08/10/2027 •		14,800	12,721
2.095% due 02/11/2032 •		7,600	5,761
2.593% due 09/11/2025 •		13,400	12,778
2.746% due 02/11/2033 •		4,500	3,508
3.750% due 03/26/2025		7,700	7,374
4.125% due 09/24/2025		10,850	10,373
4.125% due 04/15/2026		600	573
4.282% due 01/09/2028		500	463
4.375% due 02/10/2031 •(h)(i)		2,500	1,767
4.550% due 04/17/2026		770	741
UDR, Inc.
1.900% due 03/15/2033		700	513
2.950% due 09/01/2026		1,400	1,281
3.000% due 08/15/2031		3,100	2,626
3.500% due 01/15/2028		7,425	6,796
UniCredit SpA
7.296% due 04/02/2034 •		6,000	5,657
7.500% due 06/03/2026 •(h)(i)	EUR	6,500	6,983
7.830% due 12/04/2023		$37,600	37,826
Ventas Realty LP
3.500% due 02/01/2025		100	96
4.400% due 01/15/2029		125	117
VICI Properties LP
3.875% due 02/15/2029		15,400	13,528
5.125% due 05/15/2032		7,800	7,306
5.750% due 02/01/2027		1,650	1,617
Visa, Inc. 3.150% due 12/14/2025		945	906
Vonovia Finance BV 5.000% due 10/02/2023		1,100	1,094
Vornado Realty LP 3.500% due 01/15/2025		6,200	5,840
W R Berkley Corp. 4.000% due 05/12/2050		1,080	853
WEA Finance LLC 3.750% due 09/17/2024		2,605	2,461
Wells Fargo & Co.
2.164% due 02/11/2026 •		3,100	2,921
2.393% due 06/02/2028 •		30,750	27,424
2.406% due 10/30/2025 •		18,200	17,338
3.000% due 04/22/2026		28,751	27,050
3.000% due 10/23/2026		4,000	3,716
3.196% due 06/17/2027 •		14,670	13,784
3.526% due 03/24/2028 •		17,700	16,538
3.584% due 05/22/2028 •		38,906	36,261
4.611% due 04/25/2053 •		10,000	8,778

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Weyerhaeuser Co.
4.000% due 04/15/2030		8,363	7,699
7.350% due 07/01/2026		2,000	2,072
7.375% due 03/15/2032		5,657	6,317
WP Carey, Inc.
4.000% due 02/01/2025		3,600	3,488
4.250% due 10/01/2026		9,100	8,747
Yango Justice International Ltd.
7.500% due 04/15/2024 ^(c)		2,200	46
8.250% due 11/25/2023 ^(c)		4,900	74

			3,595,404

INDUSTRIALS 28.0%
7-Eleven, Inc.
0.800% due 02/10/2024		14,200	13,766
0.950% due 02/10/2026		10,210	9,125
1.800% due 02/10/2031		28,950	22,910
AbbVie, Inc.
3.750% due 11/14/2023		150	149
3.800% due 03/15/2025		100	97
3.850% due 06/15/2024		1,854	1,823
4.250% due 11/21/2049		6,700	5,787
Activision Blizzard, Inc. 3.400% due 09/15/2026		255	243
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		3,075	2,691
Adobe, Inc. 2.150% due 02/01/2027		190	175
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		500	423
Adventist Health System 2.952% due 03/01/2029		3,000	2,630
AEP Transmission Co. LLC 2.750% due 08/15/2051		4,800	3,102
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	3,000	2,659
Air Canada 4.625% due 08/15/2029	CAD	4,900	3,336
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$4,156	3,686
3.600% due 09/15/2028		3,029	2,816
4.125% due 11/15/2026		5,537	5,180
5.250% due 10/01/2030		2,880	2,796
Aker BP ASA
3.100% due 07/15/2031		12,898	10,682
3.750% due 01/15/2030		4,100	3,648
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		9,005	8,663
Alcon Finance Corp. 3.000% due 09/23/2029		4,900	4,327
Alibaba Group Holding Ltd.
2.700% due 02/09/2041		3,900	2,608
3.150% due 02/09/2051		10,200	6,611
3.250% due 02/09/2061		5,800	3,592
4.200% due 12/06/2047		4,800	3,777
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		10,460	10,049
3.550% due 10/01/2027		400	370
ALROSA Finance SA 4.650% due 04/09/2024 ^«(c)		8,300	498
Altice France SA 3.375% due 01/15/2028	EUR	2,500	1,998
Amazon.com, Inc.
3.250% due 05/12/2061		$8,500	6,160
5.200% due 12/03/2025		700	703
Amdocs Ltd. 2.538% due 06/15/2030		14,850	12,409
American Airlines Pass-Through Trust
3.000% due 04/15/2030		3,118	2,768
3.150% due 08/15/2033		20,659	18,038
3.200% due 12/15/2029		6,941	6,228
3.350% due 04/15/2031		13,785	12,272
3.375% due 11/01/2028		1,621	1,456
3.575% due 07/15/2029		2,535	2,352
3.650% due 02/15/2029		3,621	3,340
3.700% due 04/01/2028		5,324	4,794
4.000% due 01/15/2027		1,724	1,557
Amgen, Inc.
2.800% due 08/15/2041		150	106
3.625% due 05/22/2024		100	98
4.663% due 06/15/2051		7,254	6,503
5.150% due 03/02/2028		5,500	5,499
5.250% due 03/02/2030		7,600	7,621
5.250% due 03/02/2033		11,500	11,520
5.600% due 03/02/2043		33,650	33,775

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.650% due 03/02/2053	10,000	10,134
5.750% due 03/02/2063	19,100	19,391
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	8,300	7,131
Anheuser-Busch InBev Worldwide, Inc.
4.600% due 04/15/2048	800	743
5.450% due 01/23/2039	9,360	9,693
AP Moller - Maersk AS
3.875% due 09/28/2025	6,000	5,790
4.500% due 06/20/2029	8,000	7,697
Apple, Inc.
1.650% due 05/11/2030	1,450	1,222
2.500% due 02/09/2025	950	913
2.550% due 08/20/2060	11,700	7,730
3.450% due 05/06/2024	300	296
4.300% due 05/10/2033	25,000	24,878
4.850% due 05/10/2053	19,000	19,486
Applied Materials, Inc. 3.900% due 10/01/2025	35	34
Aptiv PLC 3.250% due 03/01/2032	6,000	5,139
Arrow Electronics, Inc. 2.950% due 02/15/2032	3,900	3,222
Ashtead Capital, Inc.
4.000% due 05/01/2028	9,445	8,758
4.250% due 11/01/2029	3,300	2,998
Automatic Data Processing, Inc. 3.375% due 09/15/2025	160	155
Bacardi Ltd.
4.450% due 05/15/2025	4,500	4,382
4.700% due 05/15/2028	19,600	18,968
5.150% due 05/15/2038	10,500	9,880
BAE Systems PLC 3.400% due 04/15/2030	4,000	3,621
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	3,200	2,372
BAT Capital Corp. 2.726% due 03/25/2031	13,800	10,997
BAT International Finance PLC 3.950% due 06/15/2025	3,200	3,083
Bayer U.S. Finance LLC
3.375% due 07/15/2024	190	186
4.375% due 12/15/2028	36,600	34,737
Berry Global, Inc.
1.570% due 01/15/2026	8,000	7,218
4.875% due 07/15/2026	3,700	3,560
Bio-Rad Laboratories, Inc. 3.700% due 03/15/2032	10,000	8,789
Boardwalk Pipelines LP
3.400% due 02/15/2031	18,000	15,505
3.600% due 09/01/2032	14,300	12,169
Boeing Co.
1.433% due 02/04/2024	15,000	14,604
2.196% due 02/04/2026	9,400	8,631
2.950% due 02/01/2030	375	326
3.200% due 03/01/2029	185	166
3.550% due 03/01/2038	175	136
3.625% due 02/01/2031	3,500	3,153
5.705% due 05/01/2040	21,000	20,964
5.805% due 05/01/2050	9,700	9,673
5.930% due 05/01/2060	30,000	29,736
7.950% due 08/15/2024	375	383
Bombardier, Inc. 7.125% due 06/15/2026	7,500	7,458
Boston Scientific Corp. 2.650% due 06/01/2030	15,700	13,689
BP Capital Markets America, Inc.
3.410% due 02/11/2026	355	341
3.588% due 04/14/2027	360	345
4.234% due 11/06/2028	415	403
British Airways Pass-Through Trust
3.300% due 06/15/2034	8,900	7,738
4.250% due 05/15/2034	1,401	1,280
4.625% due 12/20/2025	456	450
Broadcom, Inc.
1.950% due 02/15/2028	200	173
2.450% due 02/15/2031	21,400	17,414
2.600% due 02/15/2033	3,800	2,972
3.137% due 11/15/2035	22,839	17,527
3.187% due 11/15/2036	24,922	18,849
3.419% due 04/15/2033	632	529
3.469% due 04/15/2034	5,532	4,540
4.926% due 05/15/2037	44,703	40,482
Burlington Northern Santa Fe LLC 5.200% due 04/15/2054	6,400	6,534

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Cameron LNG LLC
3.302% due 01/15/2035	4,300	3,589
3.402% due 01/15/2038	10,600	8,842
Canadian Pacific Railway Co.
4.950% due 08/15/2045	1,631	1,533
6.125% due 09/15/2115	10,000	10,355
Carlisle Cos., Inc. 3.750% due 12/01/2027	100	95
CDW LLC 2.670% due 12/01/2026	10,100	9,080
Celeo Redes Operacion Chile SA 5.200% due 06/22/2047	2,083	1,882
Centene Corp.
2.450% due 07/15/2028	3,500	2,995
2.500% due 03/01/2031	1,900	1,517
2.625% due 08/01/2031	7,774	6,205
3.000% due 10/15/2030	8,819	7,357
4.625% due 12/15/2029	4,300	3,962
Charter Communications Operating LLC
2.300% due 02/01/2032	10,400	7,879
3.700% due 04/01/2051	5,000	3,163
3.750% due 02/15/2028	24,300	22,288
3.850% due 04/01/2061	25,100	15,203
3.900% due 06/01/2052	15,200	9,960
3.950% due 06/30/2062	15,600	9,611
4.200% due 03/15/2028	1,600	1,501
4.800% due 03/01/2050	5,400	4,079
4.908% due 07/23/2025	2,135	2,094
5.125% due 07/01/2049	17,200	13,546
5.375% due 05/01/2047	6,985	5,780
5.750% due 04/01/2048	15,890	13,615
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	5,200	4,104
3.700% due 11/15/2029	47,274	42,845
5.125% due 06/30/2027	23,235	22,857
Cheniere Energy Partners LP 4.000% due 03/01/2031	4,500	3,967
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026	3,600	3,084
Cigna Group 6.150% (US0003M + 0.890%) due 07/15/2023 ~	1,900	1,900
Cisco Systems, Inc. 2.200% due 09/20/2023	150	149
Comcast Corp.
2.800% due 01/15/2051	22,300	14,781
3.250% due 11/01/2039	3,500	2,779
3.750% due 04/01/2040	5,500	4,637
3.950% due 10/15/2025	675	658
5.350% due 05/15/2053	15,200	15,447
Community Health Systems, Inc.
4.750% due 02/15/2031	4,900	3,709
5.625% due 03/15/2027	4,200	3,705
6.000% due 01/15/2029	1,200	1,011
8.000% due 03/15/2026	3,100	3,023
Conagra Brands, Inc. 4.300% due 05/01/2024	19,800	19,538
ConocoPhillips Co. 2.400% due 03/07/2025	186	177
Constellation Brands, Inc. 3.700% due 12/06/2026	2,122	2,020
Constellation Oil Services Holding SA 13.500% due 06/30/2025 «	795	785
Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK) 3.000% due 12/31/2026 (b)	1,858	1,100
Continental Resources, Inc.
4.375% due 01/15/2028	7,050	6,625
5.750% due 01/15/2031	12,125	11,531
Corebridge Financial, Inc.
3.650% due 04/05/2027	7,600	7,103
3.850% due 04/05/2029	8,400	7,566
6.875% due 12/15/2052	5,500	5,281
Corning, Inc. 4.700% due 03/15/2037	130	121
CoStar Group, Inc. 2.800% due 07/15/2030	12,400	10,243
Costco Wholesale Corp. 2.750% due 05/18/2024	480	469
Cox Communications, Inc.
5.450% due 09/15/2028	4,800	4,798
5.700% due 06/15/2033	2,000	2,018
Crown Castle Towers LLC 4.241% due 07/15/2048	11,900	11,060
CSL Finanace PLC Co. 4.050% due 04/27/2029	4,500	4,273
CSN Resources SA
4.625% due 06/10/2031	7,900	6,038

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.875% due 04/08/2032	8,900	7,178
CVS Health Corp.
3.000% due 08/15/2026	375	352
5.000% due 01/30/2029	19,800	19,620
5.875% due 06/01/2053	6,200	6,362
CVS Pass-Through Trust
4.163% due 08/11/2036	299	258
4.704% due 01/10/2036	7,069	6,530
5.789% due 01/10/2026	27	27
5.926% due 01/10/2034	319	303
6.036% due 12/10/2028	3,345	3,318
8.353% due 07/10/2031	290	312
DAE Funding LLC
1.550% due 08/01/2024	3,000	2,849
1.625% due 02/15/2024	4,500	4,339
2.625% due 03/20/2025	8,400	7,908
3.375% due 03/20/2028	6,300	5,685
Daimler Truck Finance North America LLC
1.125% due 12/14/2023	6,600	6,464
5.691% (SOFRRATE + 0.600%) due 12/14/2023 ~	8,600	8,604
5.841% (SOFRRATE + 0.750%) due 12/13/2024 ~	5,100	5,094
Dell International LLC
4.000% due 07/15/2024	17,665	17,376
4.900% due 10/01/2026	6,350	6,308
5.300% due 10/01/2029	9,700	9,635
5.850% due 07/15/2025	9,740	9,780
6.020% due 06/15/2026	19,825	20,159
6.200% due 07/15/2030	5,617	5,840
Delta Air Lines, Inc.
2.900% due 10/28/2024	7,776	7,472
3.750% due 10/28/2029	4,200	3,781
4.375% due 04/19/2028	1,100	1,035
7.375% due 01/15/2026	35,122	36,646
Devon Energy Corp. 5.250% due 09/15/2024	7,493	7,435
Diamond Sports Group LLC 6.625% due 08/15/2027 ^(c)	400	10
DirecTV Financing LLC 5.875% due 08/15/2027	2,700	2,448
Discovery Communications LLC
3.800% due 03/13/2024	256	252
3.900% due 11/15/2024	100	97
3.950% due 06/15/2025	276	265
3.950% due 03/20/2028	100	93
4.900% due 03/11/2026	295	289
DISH DBS Corp. 5.250% due 12/01/2026	750	603
DT Midstream, Inc. 4.125% due 06/15/2029	4,000	3,514
Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	2,833
3.900% due 11/15/2049	3,700	2,736
Eaton Corp. 3.103% due 09/15/2027	175	164
Ecopetrol SA 8.875% due 01/13/2033	9,000	8,920
Edwards Lifesciences Corp. 4.300% due 06/15/2028	6,700	6,480
Elevance Health, Inc. 3.650% due 12/01/2027	10,275	9,708
Enbridge, Inc.
2.500% due 08/01/2033	14,800	11,572
4.250% due 12/01/2026	7,300	7,045
5.700% due 03/08/2033	9,600	9,736
6.250% due 03/01/2078 •	8,700	8,020
Energy Transfer LP
3.900% due 05/15/2024	167	164
3.900% due 07/15/2026	5,861	5,573
5.350% due 05/15/2045	2,600	2,276
5.800% due 06/15/2038	6,230	5,983
6.500% due 02/01/2042	3,600	3,651
6.625% due 10/15/2036	206	211
7.500% due 07/01/2038	4,302	4,723
Entergy Louisiana LLC 3.120% due 09/01/2027	4,300	3,972
Enterprise Products Operating LLC
4.250% due 02/15/2048	2,485	2,109
4.450% due 02/15/2043	6,890	6,064
5.375% due 02/15/2078 •	10,400	8,630
5.700% due 02/15/2042	2,002	2,037
8.304% (US0003M + 2.986%) due 08/16/2077 ~	7,651	7,542
EQM Midstream Partners LP 4.000% due 08/01/2024	2,746	2,689
EQT Corp. 3.900% due 10/01/2027	3,500	3,239

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Essential Utilities, Inc. 3.566% due 05/01/2029		1,800	1,639
Expedia Group, Inc.
2.950% due 03/15/2031		2,494	2,104
3.250% due 02/15/2030		10,900	9,495
6.250% due 05/01/2025		5,334	5,354
Exxon Mobil Corp. 2.709% due 03/06/2025		450	432
FactSet Research Systems, Inc. 2.900% due 03/01/2027		11,300	10,380
Ferguson Finance PLC 3.250% due 06/02/2030		4,900	4,258
Fidelity National Information Services, Inc. 1.150% due 03/01/2026		300	268
Fiserv, Inc.
3.500% due 07/01/2029		3,000	2,740
3.800% due 10/01/2023		320	318
4.200% due 10/01/2028		4,905	4,700
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		36,900	29,387
Flex Ltd. 4.875% due 06/15/2029		18,100	17,322
Ford Foundation 2.815% due 06/01/2070		7,500	4,643
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	1,900	1,834
Freeport Minerals Corp. 9.500% due 06/01/2031		$200	238
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		9,900	7,517
Global Payments, Inc.
3.200% due 08/15/2029		13,572	11,807
5.400% due 08/15/2032		5,000	4,875
5.950% due 08/15/2052		1,100	1,054
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/2029		2,600	2,632
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038		7,900	8,080
Guara Norte SARL 5.198% due 06/15/2034		3,095	2,714
Gulfstream Natural Gas System LLC 4.600% due 09/15/2025		2,900	2,789
Haleon U.S. Capital LLC
3.375% due 03/24/2027		4,802	4,497
3.375% due 03/24/2029		1,700	1,546
Halliburton Co. 3.800% due 11/15/2025		7	7
HCA, Inc.
3.500% due 07/15/2051		4,500	3,118
3.625% due 03/15/2032		2,700	2,345
4.125% due 06/15/2029		6,800	6,296
4.625% due 03/15/2052		2,400	1,974
5.000% due 03/15/2024		12,404	12,328
5.125% due 06/15/2039		1,000	929
5.250% due 06/15/2026		30	30
5.500% due 06/01/2033		19,000	18,978
5.900% due 06/01/2053		5,200	5,156
Hess Corp.
7.300% due 08/15/2031		3,584	3,932
7.875% due 10/01/2029		3,600	3,971
HF Sinclair Corp. 5.875% due 04/01/2026		12,206	12,265
Home Depot, Inc. 3.750% due 02/15/2024		375	371
Humana, Inc.
1.350% due 02/03/2027		7,100	6,182
2.150% due 02/03/2032		7,800	6,150
3.700% due 03/23/2029		3,300	3,024
5.875% due 03/01/2033		1,100	1,144
Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025		900	866
4.200% due 05/01/2030		3,200	2,969
Hyatt Hotels Corp.
1.800% due 10/01/2024		5,400	5,142
4.375% due 09/15/2028		150	142
5.375% due 04/23/2025		2,600	2,574
5.750% due 04/23/2030		3,900	3,905
Hyundai Capital America
0.875% due 06/14/2024		5,400	5,152
1.500% due 06/15/2026		11,500	10,190
2.000% due 06/15/2028		16,700	14,053
Illinois Tool Works, Inc. 3.500% due 03/01/2024		550	543
Imperial Brands Finance PLC
3.125% due 07/26/2024		9,900	9,569
3.500% due 07/26/2026		12,600	11,743

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

3.875% due 07/26/2029	18,600	16,410
6.125% due 07/27/2027	10,000	10,025
Infor, Inc. 1.750% due 07/15/2025	8,900	8,129
Innophos Holdings, Inc. 9.375% due 02/15/2028	5,200	5,164
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	6,500	4,913
International Business Machines Corp.
3.375% due 08/01/2023	297	296
3.625% due 02/12/2024	100	99
Interpublic Group of Cos., Inc. 4.200% due 04/15/2024	41	40
Jabil, Inc. 5.450% due 02/01/2029	2,200	2,184
JetBlue Pass-Through Trust 2.750% due 11/15/2033	6,448	5,498
Johnson & Johnson 2.625% due 01/15/2025	225	218
Kellogg Co. 3.400% due 11/15/2027	150	141
Kenvue, Inc. 4.900% due 03/22/2033	9,400	9,517
Kimberly-Clark Corp.
3.100% due 03/26/2030	225	206
3.950% due 11/01/2028	115	112
Kinder Morgan Energy Partners LP
7.300% due 08/15/2033	5,726	6,242
7.400% due 03/15/2031	500	545
7.500% due 11/15/2040	5,500	6,135
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,000	964
5.625% due 11/15/2023	2,620	2,619
7.750% due 01/15/2032	16,050	18,130
Kraft Heinz Foods Co.
5.000% due 06/04/2042	2,400	2,247
6.500% due 02/09/2040	1,258	1,357
6.875% due 01/26/2039	13,500	15,229
7.125% due 08/01/2039	7,120	7,937
L3Harris Technologies, Inc. 4.400% due 06/15/2028	345	332
Las Vegas Sands Corp.
2.900% due 06/25/2025	1,300	1,222
3.200% due 08/08/2024	104,110	100,903
3.500% due 08/18/2026	6,600	6,152
Leidos, Inc.
2.300% due 02/15/2031	16,750	13,209
4.375% due 05/15/2030	4,100	3,768
Lennar Corp. 4.750% due 11/29/2027	1,120	1,088
Lenovo Group Ltd. 5.875% due 04/24/2025	8,600	8,558
Level 3 Financing, Inc. 3.875% due 11/15/2029	12,050	9,602
Liberty Utilities Finance GP 1 2.050% due 09/15/2030	7,000	5,444
Linde, Inc. 2.650% due 02/05/2025	350	335
Lockheed Martin Corp.
3.550% due 01/15/2026	162	157
4.300% due 06/15/2062	17,000	15,076
5.200% due 02/15/2055	4,915	5,076
5.700% due 11/15/2054	11,600	12,889
Marriott International, Inc.
3.500% due 10/15/2032	9,700	8,385
3.600% due 04/15/2024	700	688
4.150% due 12/01/2023	4,700	4,677
4.500% due 10/01/2034	6,099	5,374
4.625% due 06/15/2030	6,100	5,845
5.000% due 10/15/2027	5,600	5,559
5.750% due 05/01/2025	116	116
Marvell Technology, Inc.
1.650% due 04/15/2026	9,176	8,270
4.875% due 06/22/2028	100	97
Massachusetts Institute of Technology 4.678% due 07/01/2114	150	140
McDonald's Corp.
2.625% due 09/01/2029	4,100	3,639
3.300% due 07/01/2025	355	342
3.800% due 04/01/2028	225	216
MDC Holdings, Inc. 3.966% due 08/06/2061	4,200	2,514
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	5,475	5,221
5.250% due 04/26/2026	2,300	2,131
5.375% due 12/04/2029	1,300	1,080

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.750% due 07/21/2028		8,850	7,832
Merck & Co., Inc.
3.400% due 03/07/2029		975	913
5.150% due 05/17/2063		2,400	2,453
Meta Platforms, Inc. 5.600% due 05/15/2053		22,700	23,330
MGM China Holdings Ltd.
5.250% due 06/18/2025		8,445	8,105
5.375% due 05/15/2024		12,100	11,923
5.875% due 05/15/2026		10,902	10,398
Micron Technology, Inc.
4.185% due 02/15/2027		190	182
4.975% due 02/06/2026		210	207
5.327% due 02/06/2029		6,400	6,305
Microsoft Corp.
2.000% due 08/08/2023		585	583
2.400% due 08/08/2026		675	634
2.875% due 02/06/2024		400	394
3.125% due 11/03/2025		730	703
4.200% due 11/03/2035		250	248
Mileage Plus Holdings LLC 6.500% due 06/20/2027		1,600	1,605
Mitchells & Butlers Finance PLC 5.451% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	583	686
Moody's Corp.
3.250% due 05/20/2050		$11,450	8,216
4.875% due 02/15/2024		900	895
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		5,000	4,268
MPLX LP
4.500% due 04/15/2038		9,900	8,532
4.800% due 02/15/2029		100	97
4.875% due 12/01/2024		450	444
4.900% due 04/15/2058		2,600	2,100
4.950% due 03/14/2052		4,100	3,487
Mylan, Inc. 4.200% due 11/29/2023		9,500	9,434
National Fuel Gas Co. 2.950% due 03/01/2031		9,100	7,287
Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	12,573
4.875% due 04/15/2028		$1,700	1,683
4.875% due 06/15/2030		900	887
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027		2,100	1,920
Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		2,500	2,054
5.750% due 11/15/2041		2,500	2,490
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	3,600	3,678
3.043% due 09/15/2023		$16,000	15,888
3.201% due 09/17/2028	EUR	2,600	2,549
3.522% due 09/17/2025		$5,700	5,305
4.345% due 09/17/2027		16,300	14,837
4.810% due 09/17/2030		800	702
Norfolk Southern Corp. 4.100% due 05/15/2121		4,200	2,970
Northrop Grumman Corp.
2.930% due 01/15/2025		125	120
4.950% due 03/15/2053		1,000	975
7.750% due 03/15/2026		102	107
7.750% due 02/15/2031		285	328
NVIDIA Corp. 3.200% due 09/16/2026		300	289
NVR, Inc. 3.000% due 05/15/2030		35,314	30,619
NXP BV
3.875% due 06/18/2026		6,700	6,439
4.300% due 06/18/2029		7,685	7,247
4.875% due 03/01/2024		2,600	2,582
5.000% due 01/15/2033		600	576
5.350% due 03/01/2026		4,800	4,770
Occidental Petroleum Corp.
6.200% due 03/15/2040		3,260	3,217
8.875% due 07/15/2030		8,100	9,317
OCI NV 6.700% due 03/16/2033		3,400	3,326
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (f)(h)		3,579	10
ONEOK Partners LP
6.125% due 02/01/2041		1,700	1,645
6.200% due 09/15/2043		3,450	3,344
Oracle Corp.
2.875% due 03/25/2031 (j)		14,900	12,725
3.600% due 04/01/2050		1,700	1,216
3.950% due 03/25/2051 (j)		5,300	4,010

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.000% due 07/15/2046	11,000	8,462
4.000% due 11/15/2047	3,700	2,851
4.100% due 03/25/2061 (j)	16,600	12,265
4.900% due 02/06/2033	5,500	5,341
Ovintiv, Inc. 6.250% due 07/15/2033	3,000	2,961
Pactiv Evergreen Group Issuer LLC 4.375% due 10/15/2028	1,700	1,474
Penske Truck Leasing Co. LP
2.700% due 11/01/2024	15,700	14,988
3.900% due 02/01/2024	3,100	3,060
4.125% due 08/01/2023	3,000	2,996
PepsiCo, Inc.
2.250% due 03/19/2025	180	172
2.625% due 07/29/2029	440	397
3.000% due 10/15/2027	260	245
Perrigo Finance Unlimited Co. 4.375% due 03/15/2026	2,200	2,094
Petroleos Mexicanos 6.700% due 02/16/2032	16,351	12,447
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/2028	4,100	4,032
5.110% due 05/19/2043	14,400	14,442
5.300% due 05/19/2053	16,900	17,584
Pfizer, Inc. 3.400% due 05/15/2024	150	147
PGT Innovations, Inc. 4.375% due 10/01/2029	200	187
Philip Morris International, Inc.
5.375% due 02/15/2033	6,000	5,990
5.625% due 11/17/2029	3,100	3,161
5.750% due 11/17/2032	11,500	11,783
Phillips 66
0.900% due 02/15/2024	13,900	13,490
3.550% due 10/01/2026	436	409
3.605% due 02/15/2025	65	63
Pioneer Natural Resources Co. 7.200% due 01/15/2028	4,497	4,765
Procter & Gamble Co. 2.700% due 02/02/2026	450	431
Prosus NV
3.832% due 02/08/2051	2,300	1,414
4.027% due 08/03/2050	1,200	755
QatarEnergy Trading LLC 3.125% due 07/12/2041	3,700	2,839
Qorvo, Inc. 1.750% due 12/15/2024	775	721
QUALCOMM, Inc.
3.250% due 05/20/2027	20	19
4.650% due 05/20/2035	285	285
Quanta Services, Inc.
2.350% due 01/15/2032	4,600	3,623
2.900% due 10/01/2030	3,100	2,636
QVC, Inc. 5.450% due 08/15/2034	1,700	822
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	604	612
Raytheon Technologies Corp.
3.150% due 12/15/2024	325	313
3.950% due 08/16/2025	355	348
4.125% due 11/16/2028	600	578
7.200% due 08/15/2027	125	133
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	15,900	12,682
Renesas Electronics Corp.
1.543% due 11/26/2024	4,000	3,740
2.170% due 11/25/2026	3,200	2,817
Republic Services, Inc. 2.500% due 08/15/2024	260	251
Revvity, Inc. 3.300% due 09/15/2029	300	268
Rockies Express Pipeline LLC
3.600% due 05/15/2025	8,800	8,324
4.800% due 05/15/2030	3,100	2,712
Royalty Pharma PLC 1.750% due 09/02/2027	13,750	11,799
S&P Global, Inc.
4.250% due 05/01/2029	12,542	12,197
4.750% due 08/01/2028	1,000	995
Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	6,411	6,314
5.625% due 03/01/2025	4,575	4,559
5.750% due 05/15/2024	8,410	8,398
5.875% due 06/30/2026	10,705	10,797
Santos Finance Ltd. 3.649% due 04/29/2031	20,000	16,621

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Sasol Financing USA LLC 5.875% due 03/27/2024		250	247
Saudi Arabian Oil Co. 2.250% due 11/24/2030		1,000	834
SF Holding Investment Ltd.
2.875% due 02/20/2030		10,900	9,419
3.125% due 11/17/2031		1,500	1,280
Sherwin-Williams Co.
3.300% due 02/01/2025		500	483
3.450% due 08/01/2025		200	192
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023		26	26
SK Hynix, Inc.
1.000% due 01/19/2024		7,100	6,902
2.375% due 01/19/2031		5,000	3,860
Smith & Nephew PLC 2.032% due 10/14/2030		6,900	5,589
Southern Co. 2.950% due 07/01/2023		210	210
Southwest Airlines Co.
3.000% due 11/15/2026		175	161
3.450% due 11/16/2027		100	92
Spectra Energy Partners LP
3.500% due 03/15/2025		275	265
4.750% due 03/15/2024		650	645
Spirit AeroSystems, Inc.
3.850% due 06/15/2026		3,800	3,535
4.600% due 06/15/2028		16,831	14,137
7.500% due 04/15/2025		9,600	9,498
9.375% due 11/30/2029		4,450	4,770
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		943	782
4.100% due 10/01/2029		1,880	1,703
Sprint Spectrum Co. LLC 4.738% due 03/20/2025		8,356	8,250
Standard Industries, Inc. 4.375% due 07/15/2030		2,350	2,037
Station Casinos LLC 4.500% due 02/15/2028		2,000	1,798
Stryker Corp. 1.950% due 06/15/2030		12,550	10,490
Studio City Finance Ltd.
5.000% due 01/15/2029		9,300	6,901
6.500% due 01/15/2028		13,100	10,953
Sutter Health 5.164% due 08/15/2033		2,900	2,895
Syngenta Finance NV
3.375% due 04/16/2026	EUR	1,400	1,467
4.892% due 04/24/2025		$4,390	4,300
T-Mobile USA, Inc.
2.050% due 02/15/2028		10,500	9,110
2.550% due 02/15/2031		16,800	13,970
3.000% due 02/15/2041		32,700	23,926
3.300% due 02/15/2051		40,000	28,095
3.400% due 10/15/2052		4,600	3,287
3.500% due 04/15/2025		5,843	5,621
3.600% due 11/15/2060		5,700	4,006
3.875% due 04/15/2030		21,750	20,051
5.050% due 07/15/2033		2,000	1,965
5.650% due 01/15/2053		4,800	4,877
5.750% due 01/15/2054		5,200	5,375
5.800% due 09/15/2062		2,400	2,441
Take-Two Interactive Software, Inc. 3.700% due 04/14/2027		7,600	7,200
Targa Resources Corp. 4.950% due 04/15/2052		8,000	6,620
Target Corp. 2.250% due 04/15/2025		250	238
TCI Communications, Inc. 7.875% due 02/15/2026		600	638
TD SYNNEX Corp.
1.250% due 08/09/2024		6,300	5,961
1.750% due 08/09/2026		9,940	8,670
2.375% due 08/09/2028		14,300	11,729
2.650% due 08/09/2031		8,700	6,677
Tencent Holdings Ltd. 3.595% due 01/19/2028		1,500	1,397
Time Warner Cable LLC 4.500% due 09/15/2042		4,000	2,995
Times Square Hotel Trust 8.528% due 08/01/2026		268	265
TransCanada PipeLines Ltd.
4.250% due 05/15/2028		40	38
5.600% due 03/31/2034		5,258	5,224
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	2,580

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

7.850% due 02/01/2026		12,066	12,638
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		7,350	6,021
Travel & Leisure Co. 4.625% due 03/01/2030		5,700	4,829
Trimble, Inc.
4.900% due 06/15/2028		2,100	2,051
6.100% due 03/15/2033		1,000	1,014
Trinity Acquisition PLC 4.400% due 03/15/2026		35	34
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		2,247	2,070
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		496	495
Unigel Luxembourg SA 8.750% due 10/01/2026		3,900	1,282
United Airlines Pass-Through Trust
2.700% due 11/01/2033		859	722
2.875% due 04/07/2030		15,490	13,674
3.100% due 01/07/2030		1,033	935
3.100% due 04/07/2030		3,617	3,070
3.450% due 01/07/2030		2,981	2,580
3.500% due 09/01/2031		1,326	1,198
3.700% due 09/01/2031		2,902	2,519
4.150% due 10/11/2025		1,117	1,098
4.150% due 02/25/2033		9,001	8,269
5.875% due 04/15/2029		23,070	22,900
UnitedHealth Group, Inc.
2.900% due 05/15/2050		5,500	3,839
5.200% due 04/15/2063		23,860	23,892
5.875% due 02/15/2053		2,500	2,780
Univision Communications, Inc. 5.125% due 02/15/2025		2,200	2,156
Vale Overseas Ltd.
3.750% due 07/08/2030		3,500	3,084
6.875% due 11/21/2036		4,996	5,229
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		12,500	10,931
3.875% due 11/01/2033		2,000	1,640
4.125% due 08/15/2031		2,500	2,153
6.250% due 01/15/2030		5,150	5,113
VeriSign, Inc. 2.700% due 06/15/2031		1,706	1,421
Viking Cruises Ltd. 13.000% due 05/15/2025		7,400	7,775
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		500	458
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(c)		2,638	8
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	5,815
5.250% due 05/15/2029		1,000	1,078
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		$6,200	5,019
VMware, Inc.
2.200% due 08/15/2031		3,300	2,594
3.900% due 08/21/2027		16,435	15,592
4.500% due 05/15/2025		9,342	9,154
4.650% due 05/15/2027		10,438	10,148
4.700% due 05/15/2030		24,482	23,380
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		13,400	12,841
Walt Disney Co.
2.650% due 01/13/2031		23,580	20,538
3.500% due 05/13/2040		13,400	11,091
3.700% due 09/15/2024		400	391
7.700% due 10/30/2025		153	160
Warnermedia Holdings, Inc.
5.050% due 03/15/2042		2,700	2,277
5.141% due 03/15/2052		13,800	11,246
Weir Group PLC 2.200% due 05/13/2026		19,600	17,566
Western Digital Corp. 4.750% due 02/15/2026		3,600	3,432
Western Midstream Operating LP 3.950% due 06/01/2025		150	144
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028		15,933	15,359
Weyerhaeuser Co.
4.750% due 05/15/2026		23,200	22,801
7.700% due 02/15/2026		7,658	8,059
Williams Cos., Inc. 4.850% due 03/01/2048		6,000	5,202
Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	9,342
3.700% due 09/15/2026		11,375	10,706

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

3.700% due 03/15/2028	6,100	5,620
4.500% due 03/04/2029	2,300	2,171
Wyeth LLC 6.450% due 02/01/2024	100	101
Wynn Macau Ltd.
4.875% due 10/01/2024	6,050	5,906
5.500% due 10/01/2027	31,554	28,122
Xiaomi Best Time International Ltd. 2.875% due 07/14/2031	6,000	4,538
Yara International ASA 4.750% due 06/01/2028	12,500	11,886
Yellowstone Energy LP 5.750% due 12/31/2026 «	2,037	2,034
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	500	354
6.125% due 03/01/2028	5,100	3,193

		3,464,656

UTILITIES 8.7%
AEP Texas, Inc. 2.100% due 07/01/2030	5,100	4,169
AES Corp.
3.300% due 07/15/2025	10,200	9,641
3.950% due 07/15/2030	5,200	4,667
Alliant Energy Finance LLC 3.600% due 03/01/2032	1,500	1,307
American Electric Power Co., Inc. 3.875% due 02/15/2062 •	6,200	4,955
Arizona Public Service Co.
2.650% due 09/15/2050	8,900	5,453
3.350% due 05/15/2050	3,750	2,593
AT&T, Inc.
2.750% due 06/01/2031	16,200	13,674
3.500% due 06/01/2041	49,000	37,664
3.550% due 09/15/2055	23,160	16,231
3.650% due 06/01/2051	25,700	18,881
3.650% due 09/15/2059	30,575	21,309
3.850% due 06/01/2060	25,750	18,668
Berkshire Hathaway Energy Co. 4.450% due 01/15/2049	1,850	1,563
Bharti Airtel Ltd. 4.375% due 06/10/2025	5,000	4,862
Black Hills Corp.
2.500% due 06/15/2030	10,400	8,594
3.875% due 10/15/2049	5,500	4,074
CenterPoint Energy Houston Electric LLC 4.950% due 04/01/2033	2,600	2,597
CenterPoint Energy, Inc. 4.250% due 11/01/2028	360	337
Clearway Energy Operating LLC 3.750% due 02/15/2031	3,500	2,908
Cleco Corporate Holdings LLC 3.743% due 05/01/2026	12,005	11,247
Cleveland Electric Illuminating Co. 3.500% due 04/01/2028	4,200	3,853
Connecticut Light & Power Co. 4.900% due 07/01/2033 (a)	4,000	3,981
Constellation Energy Generation LLC
5.750% due 10/01/2041	2,579	2,527
5.800% due 03/01/2033	1,400	1,434
6.250% due 10/01/2039	990	1,028
Dominion Energy, Inc. 2.250% due 08/15/2031	8,200	6,612
DTE Electric Co. 5.200% due 04/01/2033	7,500	7,624
DTE Energy Co.
2.950% due 03/01/2030	2,441	2,114
3.400% due 06/15/2029	2,387	2,137
Duke Energy Carolinas LLC
2.450% due 08/15/2029	16,100	13,908
2.950% due 12/01/2026	160	150
3.200% due 08/15/2049	500	360
6.050% due 04/15/2038	1,227	1,298
Duke Energy Corp. 3.400% due 06/15/2029	765	691
Duke Energy Florida LLC 3.200% due 01/15/2027	1,100	1,043
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	6,800	6,921
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027	15,400	13,834
Edison International
5.750% due 06/15/2027	8,700	8,706
8.125% due 06/15/2053 •	8,900	9,104

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Electricite de France SA
4.500% due 09/21/2028	1,000	955
4.875% due 01/22/2044	500	413
6.900% due 05/23/2053	14,300	14,833
9.125% due 03/15/2033 •(h)	3,900	4,009
Emera U.S. Finance LP 4.750% due 06/15/2046	15,000	12,190
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	1,382	1,278
Enel Finance America LLC
2.875% due 07/12/2041	4,100	2,702
7.100% due 10/14/2027	2,500	2,629
Enel Finance International NV
1.875% due 07/12/2028	9,100	7,640
2.250% due 07/12/2031	10,100	7,920
Entergy Corp.
1.900% due 06/15/2028	5,900	5,033
3.750% due 06/15/2050	1,000	739
Entergy Mississippi LLC 5.000% due 09/01/2033	6,767	6,644
Entergy Texas, Inc. 1.750% due 03/15/2031	4,129	3,264
Evergy Metro, Inc. 2.250% due 06/01/2030	400	333
Exelon Corp.
4.050% due 04/15/2030	7,100	6,643
5.150% due 03/15/2028	5,000	4,980
Fells Point Funding Trust 3.046% due 01/31/2027	11,500	10,579
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	18,600	11,625
Georgia Power Co.
2.650% due 09/15/2029	9,800	8,452
3.250% due 03/15/2051	16,500	11,655
3.700% due 01/30/2050	4,200	3,221
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026	700	658
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028 (a)	2,400	2,415
India Green Power Holdings 4.000% due 02/22/2027	3,100	2,713
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	2,650	2,563
ITC Holdings Corp. 2.950% due 05/14/2030	1,800	1,550
Jersey Central Power & Light Co. 4.300% due 01/15/2026	9,450	9,146
Kentucky Utilities Co. 5.450% due 04/15/2033	3,000	3,058
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,500	2,366
MidAmerican Energy Co. 4.250% due 05/01/2046	1,800	1,518
Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	39,000	38,192
4.625% due 04/01/2029	3,155	2,888
Mississippi Power Co. 3.950% due 03/30/2028	14,645	13,787
Monongahela Power Co. 4.100% due 04/15/2024	450	442
Narragansett Electric Co. 3.395% due 04/09/2030	3,100	2,769
National Grid PLC
5.602% due 06/12/2028	6,000	6,029
5.809% due 06/12/2033	5,500	5,601
NextEra Energy Capital Holdings, Inc.
4.800% due 12/01/2077 •	4,300	3,784
5.000% due 02/28/2030	2,000	1,980
5.650% due 05/01/2079 •	5,000	4,650
NGPL PipeCo LLC 4.875% due 08/15/2027	8,570	8,127
NiSource, Inc. 3.490% due 05/15/2027	225	212
Oi SA 10.000% due 07/27/2025 ^(c)	7,500	542
ONEOK, Inc.
2.750% due 09/01/2024	6,300	6,090
4.550% due 07/15/2028	21,503	20,402
4.950% due 07/13/2047	9,972	8,236
5.200% due 07/15/2048	3,985	3,403
6.000% due 06/15/2035	700	698
6.350% due 01/15/2031	8,600	8,862
Pacific Gas & Electric Co.
2.500% due 02/01/2031	7,500	5,878
2.950% due 03/01/2026	3,900	3,575
3.000% due 06/15/2028	5,400	4,660

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

3.150% due 01/01/2026	14,901	13,834
3.250% due 06/01/2031	1,600	1,302
3.300% due 03/15/2027	5,300	4,815
3.300% due 12/01/2027	27,516	24,147
3.300% due 08/01/2040	2,700	1,823
3.450% due 07/01/2025	19,655	18,567
3.500% due 06/15/2025	1,400	1,326
3.500% due 08/01/2050	13,050	8,319
3.750% due 07/01/2028	15,079	13,525
3.750% due 08/15/2042	2,600	1,802
3.850% due 11/15/2023	45	45
4.200% due 03/01/2029	1,000	900
4.250% due 08/01/2023	1,600	1,598
4.250% due 03/15/2046	2,100	1,496
4.300% due 03/15/2045	1,932	1,382
4.500% due 07/01/2040	2,800	2,180
4.500% due 12/15/2041	4,300	3,173
4.550% due 07/01/2030	7,800	7,065
4.600% due 06/15/2043	4,900	3,714
4.650% due 08/01/2028	17,000	15,734
4.750% due 02/15/2044	5,700	4,431
4.950% due 07/01/2050	5,465	4,300
5.250% due 03/01/2052	13,600	11,071
PacifiCorp
2.700% due 09/15/2030	1,500	1,250
2.900% due 06/15/2052	13,300	8,309
5.500% due 05/15/2054	2,400	2,255
5.750% due 04/01/2037	8,278	7,986
Pennsylvania Electric Co.
3.600% due 06/01/2029	1,020	927
4.150% due 04/15/2025	2,600	2,503
6.150% due 10/01/2038	1,600	1,595
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	2,956
3.640% due 11/01/2046	1,500	1,088
PPL Electric Utilities Corp. 5.000% due 05/15/2033	6,100	6,103
Public Service Co. of Oklahoma
2.200% due 08/15/2031	1,400	1,133
3.150% due 08/15/2051	1,500	997
Puget Energy, Inc. 4.100% due 06/15/2030	5,500	5,016
Rio Oil Finance Trust
8.200% due 04/06/2028	5,853	5,889
9.750% due 01/06/2027	6,876	7,100
San Diego Gas & Electric Co.
1.700% due 10/01/2030	12,400	9,927
4.100% due 06/15/2049	9,500	7,817
5.350% due 04/01/2053	11,800	11,716
SCE Recovery Funding LLC 5.112% due 12/14/2049	3,700	3,661
Sempra Energy
3.400% due 02/01/2028	2,840	2,616
4.125% due 04/01/2052 •	4,100	3,322
5.500% due 08/01/2033	6,600	6,561
Southern California Edison Co.
0.975% due 08/01/2024	16,475	15,646
1.200% due 02/01/2026	7,200	6,435
2.500% due 06/01/2031	2,600	2,164
2.750% due 02/01/2032	10,500	8,791
2.950% due 02/01/2051	12,000	7,875
3.450% due 02/01/2052	8,200	5,880
3.650% due 02/01/2050	2,000	1,490
3.700% due 08/01/2025	8,800	8,475
3.900% due 12/01/2041	1,100	863
3.900% due 03/15/2043	6,100	4,860
4.000% due 04/01/2047	14,900	11,852
4.650% due 10/01/2043	600	527
4.700% due 06/01/2027	600	590
4.875% due 03/01/2049	8,468	7,621
5.300% due 03/01/2028	8,300	8,306
6.650% due 04/01/2029	8,039	8,330
Southern California Gas Co.
2.550% due 02/01/2030	2,200	1,894
5.200% due 06/01/2033	14,300	14,119
Southern Co. Gas Capital Corp.
1.750% due 01/15/2031	12,000	9,436
3.250% due 06/15/2026	5,475	5,164
3.875% due 11/15/2025	2,300	2,207
4.400% due 05/30/2047	5,154	4,288
Southern Power Co. 5.250% due 07/15/2043	1,000	922
Southwest Gas Corp. 4.050% due 03/15/2032	5,775	5,204
Southwestern Electric Power Co. 3.250% due 11/01/2051	7,193	4,838

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Sprint LLC
7.125% due 06/15/2024	600	606
7.875% due 09/15/2023	3,700	3,712
System Energy Resources, Inc.
2.140% due 12/09/2025	13,800	12,527
6.000% due 04/15/2028	2,300	2,275
Targa Resources Partners LP 5.500% due 03/01/2030	5,200	5,009
Toledo Edison Co. 2.650% due 05/01/2028	11,334	10,030
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	200	192
Transcanada Trust 5.300% due 03/15/2077 •	22,550	20,113
Verizon Communications, Inc.
2.100% due 03/22/2028	2,100	1,846
2.850% due 09/03/2041	4,150	2,955
3.000% due 03/22/2027	875	817
3.875% due 03/01/2052	12,100	9,553
5.882% (SOFRRATE + 0.790%) due 03/20/2026 ~	17,100	17,130
6.421% (US0003M + 1.100%) due 05/15/2025 ~	4,000	4,034
Vodafone Group PLC 5.125% due 06/04/2081 •	11,100	8,069
WEC Energy Group, Inc.
1.800% due 10/15/2030	2,700	2,149
2.200% due 12/15/2028	1,000	861
Xcel Energy, Inc. 3.400% due 06/01/2030	240	214

		1,084,395

Total Corporate Bonds & Notes (Cost $9,228,486)		8,144,455

MUNICIPAL BONDS & NOTES 0.1%
FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	1,700	1,506
2.154% due 07/01/2030	6,200	5,174

Total Municipal Bonds & Notes (Cost $7,900)		6,680

U.S. GOVERNMENT AGENCIES 5.8%
Freddie Mac
5.992% due 11/25/2055 «~	3,273	1,888
14.150% due 03/25/2029 •	495	528
Uniform Mortgage-Backed Security
3.000% due 01/01/2045	140	127
3.500% due 07/01/2046	1,726	1,601
4.000% due 08/01/2049	188	180
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2053	151,900	129,020
3.500% due 08/01/2053	83,492	76,170
4.000% due 08/01/2053	373,150	350,513
4.500% due 08/01/2053	45,700	43,961
5.000% due 08/01/2053 - 09/01/2053	113,400	111,143

Total U.S. Government Agencies (Cost $718,928)		715,131

U.S. TREASURY OBLIGATIONS 22.2%
U.S. Treasury Bonds
1.375% due 11/15/2040 (l)	312,980	209,648
1.875% due 02/15/2041 (l)	333,300	242,306
1.875% due 11/15/2051 (l)	338,738	223,752
2.000% due 11/15/2041 (l)	397,800	291,466
2.250% due 05/15/2041 (l)	163,533	126,077
2.250% due 02/15/2052 (l)	12,600	9,111
2.500% due 02/15/2046	89,225	68,736
2.500% due 05/15/2046	91,308	70,279
2.875% due 05/15/2052 (l)	410	340
3.125% due 08/15/2044 (l)	106,675	92,366
3.250% due 05/15/2042 (l)	108,400	96,785
3.375% due 05/15/2044 (l)	93,084	83,972
U.S. Treasury Inflation Protected Securities (g)
0.875% due 02/15/2047	11,846	9,950
1.500% due 02/15/2053	103,134	100,228
U.S. Treasury Notes
3.875% due 05/15/2043 (l)	35,800	34,938
0.125% due 08/31/2023 (l)(n)(p)	17,900	17,753
1.375% due 10/31/2028 (n)(p)	270,107	235,062
1.875% due 02/28/2027 (l)(n)(p)	15,600	14,303
1.875% due 02/15/2032 (l)	241,641	207,033
2.750% due 07/31/2023 (n)(p)	72,127	71,987
2.750% due 08/15/2032	87,293	80,042
2.875% due 05/15/2032	107,755	99,928

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

3.125% due 11/15/2028 (n)(p)	29,000	27,633
3.875% due 09/30/2029	223,745	221,591
4.125% due 11/15/2032 (l)	110,800	113,241

Total U.S. Treasury Obligations (Cost $3,170,719)		2,748,527

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
245 Park Avenue Trust 3.508% due 06/05/2037	3,622	3,226
American Home Mortgage Assets Trust 4.916% due 10/25/2046 •	1,548	1,088
American Home Mortgage Investment Trust 7.369% due 11/25/2045 ^•	518	242
AOA Mortgage Trust 6.068% due 10/15/2038 •	10,675	9,747
Atrium Hotel Portfolio Trust 6.393% due 06/15/2035 •	21,571	21,105
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032	9,000	7,246
Banc of America Alternative Loan Trust 5.750% due 11/25/2035 ^«	181	110
Banc of America Funding Trust
3.865% due 06/20/2037 ~	2,808	2,449
5.280% due 01/25/2037 •	5,360	4,630
5.537% due 10/20/2036 •	1,087	868
5.717% due 06/20/2047 •	794	633
5.750% due 01/25/2037	2,207	1,787
5.950% due 05/25/2037 ^•	296	254
6.000% due 03/25/2037	1,082	891
12.542% due 07/25/2047 ^•	767	1,103
Banc of America Mortgage Trust 3.766% due 10/25/2035 ~	415	369
BCAP LLC Trust
3.605% due 07/26/2036 ~	109	94
5.590% due 05/25/2047 ^•	508	486
6.000% due 07/26/2037 ~	235	202
Bear Stearns Adjustable Rate Mortgage Trust 4.060% due 06/25/2047 ^~	1,536	1,385
Bear Stearns ALT-A Trust
3.827% due 03/25/2036 ^~	139	106
4.116% due 08/25/2036 ^~	856	447
4.140% due 04/25/2035 ~	7,931	7,095
5.470% due 08/25/2036 •	434	370
Bear Stearns Asset-Backed Securities Trust
5.500% due 08/25/2035 «•	91	56
5.500% due 12/25/2035 ^«•	240	118
Benchmark Mortgage Trust 2.640% due 09/15/2048	4,185	3,935
BSST Mortgage Trust 6.447% due 02/15/2037 •	2,100	1,901
BX Trust
5.896% due 04/15/2039 •	17,780	17,088
6.092% due 10/15/2036 •	7,000	6,792
Chase Mortgage Finance Trust 6.000% due 06/25/2037	2,832	1,274
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 5.830% due 08/25/2037 •	301	279
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.430% due 01/25/2035 •	290	273
Citigroup Commercial Mortgage Trust 3.251% due 05/10/2035	1,205	1,120
Citigroup Mortgage Loan Trust 3.857% due 03/25/2037 ^~	241	208
Commercial Mortgage Trust 3.178% due 02/10/2035	13,000	12,078
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	777	460
Countrywide Alternative Loan Trust
5.326% due 08/25/2035 ^•	1,509	1,202
5.347% due 09/20/2046 •	917	904
5.360% due 04/25/2047 •	1,112	904
5.367% due 09/20/2046 •	1,490	1,335
5.470% due 07/25/2036 «•	3	0
5.500% due 07/25/2035	870	703
5.500% due 01/25/2036	824	571
5.500% due 05/25/2037 ^•	626	203
5.530% due 09/25/2046 ^•	1,260	1,179
6.000% due 03/25/2036 ^	783	362
6.000% due 05/25/2036 ^	87	46
6.000% due 06/25/2037	1,408	680
6.500% due 12/25/2036 ^	355	168
Credit Suisse Commercial Mortgage Trust 6.160% due 06/15/2034 •	4,788	4,308
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035	6,190	5,014

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Credit Suisse Mortgage Capital Certificates
3.824% due 06/26/2037 ~	1,775	1,666
3.906% due 04/28/2037 ~	920	854
Credit Suisse Mortgage Capital Trust
3.037% due 12/26/2059 ~	1,465	1,461
3.558% due 05/27/2037 ~	3,113	2,093
CSAIL Commercial Mortgage Trust 3.718% due 08/15/2048	6,500	6,207
DROP Mortgage Trust 6.343% due 10/15/2043 •	5,000	4,561
Extended Stay America Trust 6.274% due 07/15/2038 •	54,451	53,440
GS Mortgage Securities Corp. Trust 8.547% due 08/15/2039 •	18,000	18,018
GSR Mortgage Loan Trust 5.590% due 08/25/2046 •	19,296	4,663
HarborView Mortgage Loan Trust
4.063% due 06/19/2036 ^~	620	281
5.567% due 12/19/2036 •	2,322	1,940
5.657% due 01/19/2036 •	1,717	1,064
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037 ^«	106	82
IndyMac INDX Mortgage Loan Trust 5.630% due 07/25/2035 •	6,069	5,692
InTown Mortgage Trust 7.636% due 08/15/2039 •	10,700	10,723
JP Morgan Alternative Loan Trust
4.414% due 05/25/2037 ^~	687	625
6.810% due 08/25/2036 ^þ	806	750
JP Morgan Chase Commercial Mortgage Securities Trust 6.493% due 03/15/2036 •	12,792	11,684
Lehman Mortgage Trust 6.000% due 07/25/2037 ^«	110	96
Merrill Lynch Mortgage Investors Trust 4.969% due 05/25/2033 «~	3	3
Morgan Stanley Capital Trust
6.143% due 12/15/2036 •	2,341	1,910
6.362% due 12/15/2038 •	6,700	6,316
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ^~	374	113
Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 «~	7	7
MortgageIT Mortgage Loan Trust 5.550% due 04/25/2036 •	3,449	2,500
New Century Alternative Mortgage Loan Trust 6.667% due 07/25/2036 ^þ	886	212
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	29,267	27,033
2.750% due 11/25/2059 ~	19,281	17,764
4.500% due 05/25/2058 ~	6,855	6,547
One New York Plaza Trust 6.143% due 01/15/2036 •	2,400	2,278
ONE Park Mortgage Trust 5.961% due 03/15/2036 •	7,700	7,289
Residential Accredit Loans, Inc. Trust
4.398% due 10/25/2037 ~	3,626	3,219
4.873% due 07/25/2035 «~	133	118
4.951% due 01/25/2036 ^~	1,064	764
5.510% due 05/25/2036 •	788	694
5.530% due 08/25/2036 ^•	506	486
5.570% due 04/25/2046 •	6,124	1,809
Starwood Mortgage Trust 6.243% due 04/15/2034 •	3,400	3,337
Structured Adjustable Rate Mortgage Loan Trust
4.154% due 02/25/2036 ^«~	13	11
4.172% due 05/25/2036 ^~	961	622
5.450% due 08/25/2036 ^•	556	400
TBW Mortgage-Backed Trust 6.280% due 01/25/2037 þ	6,705	1,051
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	3,834	3,618
6.150% due 05/25/2058 •	945	944
Wachovia Mortgage Loan Trust LLC 4.624% due 05/20/2036 ^«~	65	60
WaMu Mortgage Pass-Through Certificates Trust 4.081% due 07/25/2037 ^~	293	273
Washington Mutual Mortgage Pass-Through Certificates Trust
4.816% due 11/25/2046 ^•	892	748
6.000% due 07/25/2036	191	134

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037 ^	108	91

Total Non-Agency Mortgage-Backed Securities (Cost $363,643)		345,345

ASSET-BACKED SECURITIES 5.1%
522 Funding CLO Ltd. 6.290% due 10/20/2031 •	8,200	8,089
Aames Mortgage Investment Trust 6.350% due 06/25/2035 «•	60	59
AASET Trust 3.967% due 05/16/2042	1,265	1,055
Accredited Mortgage Loan Trust 5.410% due 09/25/2036 •	1,011	995
ACE Securities Corp. Home Equity Loan Trust
5.470% due 08/25/2036 ^•	1,566	399
5.550% due 12/25/2036 •	5,018	1,355
6.095% due 05/25/2035 •	5,500	4,902
ACREC LLC 7.321% due 02/19/2038 •	8,400	8,373
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	2,608	1,592
Anchorage Capital CLO Ltd.
6.400% due 07/15/2032 •	7,300	7,201
6.413% due 07/22/2032 •	12,900	12,723
Apidos CLO 6.162% due 07/18/2029 •	13,237	13,138
Ares CLO Ltd. 6.323% due 04/22/2031 •	9,600	9,492
Argent Securities Trust
5.260% due 09/25/2036 •	1,664	548
5.690% due 05/25/2036 •	1,305	324
5.710% due 04/25/2036 •	6,472	2,144
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.910% due 02/25/2036 •	2,135	1,631
Asset-Backed Funding Certificates Trust 5.280% due 01/25/2037 •	3,600	2,507
Atlas Static Senior Loan Fund Ltd. 7.586% due 07/15/2030 •	1,649	1,656
Barings CLO Ltd. 6.210% due 04/15/2031 •	11,900	11,752
BDS Ltd. 7.227% due 08/19/2038 •	13,700	13,675
Bear Stearns Asset-Backed Securities Trust 5.610% due 11/25/2036 •	6,743	6,185
Benefit Street Partners CLO Ltd. 6.340% due 07/15/2032 •	8,700	8,617
Blackbird Capital Aircraft Lease Securitization Ltd. 4.213% due 12/16/2041 þ	3,790	3,490
BPCRE Holder LLC 7.491% due 01/16/2037 •	4,000	3,980
Brightspire Capital Ltd. 6.355% due 08/19/2038 •	7,500	7,269
Capital Four US CLO Ltd. 7.188% due 10/20/2030 •	11,456	11,492
Carlyle Global Market Strategies CLO Ltd. 6.271% due 08/14/2030 •	20,477	20,343
Carlyle U.S. CLO Ltd. 6.250% due 04/20/2031 •	13,500	13,332
Carrington Mortgage Loan Trust 5.400% due 10/25/2036 •	2,159	1,697
Catamaran CLO Ltd. 6.373% due 04/22/2030 •	21,611	21,482
CIT Mortgage Loan Trust 6.650% due 10/25/2037 •	3,500	3,407
Citigroup Mortgage Loan Trust
5.350% due 01/25/2037 •	9,226	3,954
5.670% due 03/25/2036 •	1,133	1,012
Countrywide Asset-Backed Certificates Trust
5.290% due 07/25/2037 ^•	409	403
5.370% due 09/25/2047 ^•	279	267
5.380% due 05/25/2037 •	2,347	2,177
5.630% due 03/25/2036 •	1,078	955
5.890% due 08/25/2047 •	2,166	2,061
CQS U.S. CLO Ltd. 7.698% due 07/20/2031 •	27,316	27,492
Credit-Based Asset Servicing & Securitization Trust 5.450% due 11/25/2036 •	1,113	523
Crestline Denali CLO Ltd. 6.280% due 04/20/2030 •	11,347	11,248
ECAF Ltd.
3.473% due 06/15/2040	227	133
4.947% due 06/15/2040	4,970	3,010
Ellington Loan Acquisition Trust 6.250% due 05/25/2037 •	3,441	3,295

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Fremont Home Loan Trust
5.300% due 01/25/2037 •		1,431	662
5.490% due 02/25/2037 •		1,788	614
GSAA Home Equity Trust
3.811% due 03/25/2036 ~		1,120	482
5.450% due 07/25/2036 •		49,479	11,446
5.470% due 05/25/2036 •		32,713	8,608
5.660% due 01/25/2036 •		8,665	7,435
GSAMP Trust
5.310% due 01/25/2037 •		2,818	1,650
5.320% due 01/25/2037 •		6,936	6,665
5.430% due 09/25/2036 •		71,045	25,315
Home Equity Loan Trust 5.490% due 04/25/2037 •		3,100	2,559
Home Equity Mortgage Loan Asset-Backed Trust 5.900% due 10/25/2035 •		2,888	2,807
JP Morgan Mortgage Acquisition Trust
3.815% due 07/25/2036 •		8,826	8,009
6.080% due 08/25/2036 þ		1,320	779
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		2,470	2,055
KKR CLO Ltd. 6.550% due 04/15/2029 •		10,844	10,803
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		8,560	7,092
LCCM Trust 6.461% due 12/13/2038 •		8,600	8,405
Lehman XS Trust 4.106% due 06/25/2036 «•		97	97
Long Beach Mortgage Loan Trust
5.470% due 09/25/2036 •		13,355	3,762
5.510% due 03/25/2046 •		4,691	3,847
5.630% due 09/25/2036 •		4,224	1,193
MAPS Ltd. 4.212% due 05/15/2043		3,392	3,030
MASTR Asset-Backed Securities Trust
5.630% due 03/25/2036 •		2,289	1,407
5.650% due 10/25/2035 ^•		1,055	985
5.870% due 12/25/2034 •		7,595	7,007
Merrill Lynch Mortgage Investors Trust
3.929% due 02/25/2037 ^þ		10,591	1,462
5.410% due 03/25/2037 •		6,345	5,551
5.900% due 09/25/2035 •		809	764
6.050% due 02/25/2047 •		4,817	2,839
METAL LLC 4.581% due 10/15/2042		7,488	4,561
MF1 LLC 7.711% due 09/17/2037 •		10,500	10,516
MF1 Ltd. 6.417% due 02/19/2037 •		13,000	12,711
Morgan Stanley ABS Capital, Inc. Trust
5.290% due 10/25/2036 •		980	426
5.300% due 11/25/2036 •		1,411	777
5.300% due 12/25/2036 •		695	345
5.300% due 02/25/2037 •		3,746	1,810
5.330% due 02/25/2037 •		11,275	3,606
5.350% due 02/25/2037 •		491	237
5.370% due 10/25/2036 •		1,071	466
5.380% due 02/25/2037 •		4,296	1,375
5.650% due 08/25/2036 •		5,843	3,042
5.770% due 12/25/2035 •		329	315
6.400% due 07/25/2037 •		2,100	1,760
Morgan Stanley Home Equity Loan Trust
5.250% due 04/25/2037 •		218	114
5.500% due 04/25/2037 •		1,039	546
New Century Home Equity Loan Trust
5.310% due 08/25/2036 •		6,261	5,987
5.855% due 02/25/2036 •		6,100	5,093
NovaStar Mortgage Funding Trust
5.300% due 03/25/2037 •		1,085	386
5.570% due 01/25/2037 •		4,354	1,526
5.650% due 10/25/2036 •		1,105	606
Option One Mortgage Loan Trust 5.290% due 01/25/2037 •		3,943	2,264
OZLM Ltd. 6.300% due 04/20/2031 •		6,600	6,536
Palmer Square European Loan Funding DAC 3.957% due 04/15/2031 •	EUR	1,707	1,830
Palmer Square Loan Funding Ltd. 6.050% due 07/20/2029 •		$20,489	20,242
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.885% due 08/25/2035 •		4,208	4,038
PFP Ltd. 7.376% due 08/19/2035 •		20,100	20,130
RBSSP Resecuritization Trust 5.298% due 11/26/2036 •		226	221

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Ready Capital Mortgage Financing LLC
6.100% due 07/25/2036 •		3,691	3,589
7.463% due 10/25/2039 •		5,500	5,522
7.636% due 10/25/2039 •		18,973	19,026
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 ^þ		10,621	4,627
Residential Asset Mortgage Products Trust 5.610% due 12/25/2035 •		7,333	5,879
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		4,804	4,003
Securitized Asset-Backed Receivables LLC Trust 5.650% due 03/25/2036 •		1,245	780
Specialty Underwriting & Residential Finance Trust
3.700% due 02/25/2037 ^þ		1,455	568
5.420% due 04/25/2037 •		813	565
5.450% due 06/25/2037 •		511	295
Start Ltd. 4.089% due 03/15/2044		1,991	1,756
Structured Asset Investment Loan Trust
5.300% due 09/25/2036 •		160	155
5.470% due 05/25/2036 «•		14	14
Structured Asset Securities Corp. Mortgage Loan Trust 5.650% due 11/25/2037 •		8,000	7,039
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		4,509	3,849
Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		11,300	11,352
5.169% due 04/01/2041		7,600	7,837
Thunderbolt Aircraft Lease Ltd. 4.212% due 05/17/2032 þ		1,727	1,566
Venture CLO Ltd. 6.380% due 04/20/2032 •		4,000	3,940
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		17,600	16,072
Vibrant CLO Ltd. 6.370% due 07/20/2032 •		3,100	3,047
Voya CLO Ltd. 6.248% due 10/15/2030 •		3,449	3,424
Wellfleet CLO Ltd.
6.420% due 07/20/2032 •		2,900	2,854
6.460% due 07/15/2034 •		8,000	7,830

Total Asset-Backed Securities (Cost $690,853)			625,819

SOVEREIGN ISSUES 2.0%
Argentina Government International Bond
1.000% due 07/09/2029		233	76
1.500% due 07/09/2046 þ		1,610	486
3.500% due 07/09/2041 þ		9,535	3,071
Australia Government International Bond 1.000% due 11/21/2031	AUD	43,650	22,890
Canada Housing Trust 1.950% due 12/15/2025	CAD	59,800	42,472
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$12,600	11,695
Export-Import Bank of India 3.250% due 01/15/2030		6,000	5,303
Italy Government International Bond 6.875% due 09/27/2023		8,500	8,518
Kuwait International Government Bond 3.500% due 03/20/2027		14,500	14,033
Mexico Government International Bond 3.771% due 05/24/2061		3,350	2,286
Peru Government International Bond 6.350% due 08/12/2028	PEN	34,900	9,761
Qatar Government International Bond 4.400% due 04/16/2050		$5,300	4,833
Romania Government International Bond
1.750% due 07/13/2030	EUR	5,700	4,755
2.125% due 03/07/2028		5,000	4,747
2.875% due 04/13/2042		2,300	1,547
3.750% due 02/07/2034		500	442
Russia Government International Bond
4.250% due 06/23/2027 ^(c)		$2,800	1,220
4.750% due 05/27/2026 ^(c)		2,600	1,313
5.250% due 06/23/2047 ^(c)		1,000	445
5.250% due 06/23/2047 ^«(c)		4,000	240
5.625% due 04/04/2042 ^(c)		9,200	6,273
5.875% due 09/16/2043 ^(c)		1,400	883
7.500% due 03/31/2030 ^(c)		99	65
Saudi Government International Bond
2.250% due 02/02/2033		14,100	11,376
5.000% due 01/18/2053		14,000	12,988
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	1,327,000	73,223

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Ukraine Government International Bond 7.750% due 09/01/2024 ^(c)	$6,300	1,582

Total Sovereign Issues (Cost $304,566)		246,523

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (d)	441,790	0
Urbi Desarrollos Urbanos SAB de CV (d)	7,056	3

		3

ENERGY 0.0%
Constellation Oil 'B' «(d)(j)	2,022,200	219

INDUSTRIALS 0.0%
Drillco Holding Lux SA «(d)	97	2
Drillco Holding Lux SA «(d)(j)	184,945	3,551
Westmoreland Mining Holdings «(d)(j)	47,724	596
Westmoreland Mining Holdings «(d)	48,144	319

		4,468

MATERIALS 0.0%
Petra Diamonds Ltd. (d)	1,042,150	887

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(d)	889,838	0

Total Common Stocks (Cost $18,403)		5,577

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Class 'D' - Exp. 06/10/2071 «(j)	3	0

FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	4,263	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024	11,865	1

Total Warrants (Cost $591)		1

CONVERTIBLE PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Wells Fargo & Co. 7.500%	7,750	8,928

Total Convertible Preferred Securities (Cost $5,523)		8,928

PREFERRED SECURITIES 4.8%
BANKING & FINANCE 0.2%
Bank of New York Mellon Corp. 4.625% due 09/20/2026 •(h)	775,000	686
Citigroup, Inc. 7.375% due 05/15/2028 •(h)	2,900,000	2,887
PNC Financial Services Group, Inc.
6.000% due 05/15/2027 •(h)	9,100,000	8,216
6.250% due 03/15/2030 •(h)	7,500,000	6,768

		18,557

ENERGY 0.2%
Energy Transfer LP 7.600% (US0003M + 5.161%) due 05/15/2024 ~(h)	1,267,000	30,889

FINANCIALS 4.1%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(h)	30,000	2,987
American AgCredit Corp. 5.250% due 06/15/2026 •(h)	14,000,000	12,465

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Bank of America Corp.
5.125% due 06/20/2024 •(h)	14,100,000	13,692
5.875% due 03/15/2028 •(h)	58,483,000	53,488
6.250% due 09/05/2024 •(h)	5,200,000	5,136
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)	8,000,000	6,760
Capital Farm Credit ACA 5.000% due 03/15/2026 •(h)	35,500,000	32,970
Charles Schwab Corp.
4.000% due 12/01/2030 •(h)	38,500,000	28,275
5.000% due 12/01/2027 •(h)	7,950,000	6,066
Citigroup, Inc.
3.875% due 02/18/2026 •(h)	27,400,000	22,993
4.150% due 11/15/2026 •(h)	6,700,000	5,390
4.700% due 01/30/2025 •(h)	9,000,000	7,768
5.000% due 09/12/2024 •(h)	42,700,000	39,882
Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(h)	12,000,000	9,070
5.650% due 10/06/2025 •(h)	2,520,000	2,227
CoBank ACB
4.250% due 01/01/2027 •(h)	7,900,000	6,276
6.200% (US0003M + 3.744%) due 01/01/2025 ~(h)	106,000	10,110
6.250% due 10/01/2026 •(h)	9,300,000	8,793
6.450% due 10/01/2027 •(h)	5,000,000	4,726
Discover Financial Services 6.125% due 06/23/2025 •(h)	17,000,000	16,300
Encina Private Credit LLC «	3,793	0
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(h)	3,000,000	2,535
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(h)	9,000,000	6,994
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(h)	16,000,000	14,169
4.000% due 04/01/2025 •(h)	35,600,000	32,356
4.600% due 02/01/2025 •(h)	9,800,000	9,159
4.625% due 06/01/2026 (h)	327,000	6,697
5.000% due 08/01/2024 •(h)	52,120,000	50,771
6.100% due 10/01/2024 •(h)	1,100,000	1,096
6.125% due 04/30/2024 •(h)	935,000	936
6.750% due 02/01/2024 •(h)	790,000	792
8.549% (US0003M + 3.250%) due 08/01/2023 ~(h)	606,000	607
MetLife Capital Trust 7.875% due 12/15/2067	2,000,000	2,099
Morgan Stanley
5.875% due 09/15/2026 ~(h)	3,000,000	2,841
6.500% due 10/15/2027 (h)	389,400	10,109
8.712% (US0003M + 3.160%) due 12/15/2025 ~(h)	10,280,000	10,345
Nationwide Building Society 10.250% ~	64,034	9,369
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(h)	7,900,000	5,844
SBL Holdings, Inc. 7.000% due 05/13/2025 •(h)	3,550,000	2,148
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)	12,627,500	12,811
SVB Financial Group 4.250% due 11/15/2026 ^(c)(h)	10,000,000	736
Truist Financial Corp. 5.100% due 03/01/2030 •(h)	6,900,000	5,960
U.S. Bancorp 5.300% due 04/15/2027 •(h)	6,245,000	5,071
Wells Fargo & Co.
3.900% due 03/15/2026 •(h)	5,900,000	5,195
4.250% due 09/15/2026 (h)	678,800	11,580
5.875% due 06/15/2025 ~(h)	475,000	467

		506,061

INDUSTRIALS 0.2%
Energy Transfer LP 6.750% due 05/15/2025 •(h)	15,100,000	13,589
General Electric Co. 8.882% (US0003M + 3.330%) due 09/15/2023 ~(h)	12,344,000	12,384
Land O' Lakes, Inc. 7.000% due 09/18/2028 (h)	4,600,000	3,804

		29,777

UTILITIES 0.1%
Dominion Energy, Inc. 4.650% due 12/15/2024 •(h)	5,100,000	4,588
Edison International 5.000% due 12/15/2026 •(h)	4,500,000	3,902

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Sempra Energy 4.875% due 10/15/2025 •(h)		7,300,000	6,823

			15,313

Total Preferred Securities (Cost $683,319)			600,597

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Welltower, Inc.		74,398	6,018

Total Real Estate Investment Trusts (Cost $4,200)			6,018

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
COMMERCIAL PAPER 0.5%
Amcor Flexibles North America, Inc. 5.450% due 07/10/2023		$2,500	2,496
Ameren Corp. 5.400% due 07/24/2023		1,300	1,295
Consolidated Edison Co. of New York, Inc. 5.420% due 07/17/2023		3,700	3,691
Daimler Truck Finance North America LLC 5.350% due 07/21/2023		1,100	1,097
Dominion Resources, Inc. 5.450% due 07/26/2023		600	598
Duke Energy Corp. 5.400% due 07/13/2023		5,700	5,689
Electricite de France SA
5.510% due 08/03/2023		2,000	1,990
5.510% due 08/04/2023		7,550	7,509
Enbridge (US), Inc.
5.400% due 07/12/2023		3,000	2,995
5.440% due 07/20/2023		5,500	5,483
5.480% due 07/17/2023		2,900	2,893
Humana, Inc. 5.450% due 07/27/2023		4,600	4,581
Marriott International 5.420% due 07/18/2023		2,900	2,892
Mondelez International, Inc. 5.430% due 08/01/2023		500	498
Northrop Grumman Corp.
5.600% due 08/17/2023		3,800	3,772
5.600% due 08/22/2023		2,700	2,678
Parker-Hannifin Corp.
5.400% due 07/18/2023		300	299
5.400% due 07/19/2023		300	299
5.400% due 07/20/2023		300	299
5.420% due 07/27/2023		250	249
Quanta Services, Inc.
5.900% due 07/10/2023		700	699
5.900% due 07/11/2023		900	899
5.900% due 07/12/2023		900	898
5.900% due 07/13/2023		900	898
Thomson Reuters Corp. 5.470% due 07/12/2023		2,100	2,096
Virginia Electric & Power Co. 5.330% due 07/13/2023		400	399

			57,192

REPURCHASE AGREEMENTS (k) 0.0%			3,584

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (e)(f)(g)	ARS	241,352	493

U.S. TREASURY BILLS 0.0%
5.240% due 08/10/2023 - 09/14/2023 (e)(f)(l)(p)		$2,931	2,904

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $64,176)		64,173

Total Investments in Securities (Cost $15,379,089)		13,630,522

	SHARES
INVESTMENTS IN AFFILIATES 2.7%
SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	34,477,534	335,225

Total Short-Term Instruments (Cost $335,229)		335,225

Total Investments in Affiliates (Cost $335,229)		335,225

Total Investments 112.7% (Cost $15,714,318)		$13,965,747
Financial Derivative Instruments (m)(o) 0.0%(Cost or Premiums, net $41,262)		4,992
Other Assets and Liabilities, net (12.7)%		(1,583,708)

Net Assets 100.0%		$12,387,031

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'B'	06/10/2022	$219	$219	0.00%
Constellation Oil Class 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deutsche Bank AG 1.447% due 04/01/2025	03/30/2021	1,800	1,711	0.01
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	30,800	27,418	0.22
Drillco Holding Lux SA	06/08/2023	3,699	3,551	0.03
Morgan Stanley 7.500% due 04/02/2032	02/11/2020	13,828	9,874	0.08
Oracle Corp. 2.875% due 03/25/2031	03/22/2021 - 06/22/2023	13,700	12,725	0.10
Oracle Corp. 3.950% due 03/25/2051	06/20/2023	3,994	4,010	0.03
Oracle Corp. 4.100% due 03/25/2061	03/24/2021 - 07/08/2021	18,060	12,265	0.10
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	6,507	0.05
Westmoreland Mining Holdings	12/08/2014	1,393	596	0.00

$93,493	$78,876	0.62%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$3,584	U.S. Treasury Notes 4.625% due 06/30/2025	$(3,656)	$3,584	$3,584

Total Repurchase Agreements	$(3,656)	$3,584	$3,584

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.000%	06/28/2023	07/07/2023	$(8,265)	$(8,270)

Total Reverse Repurchase Agreements	$(8,270)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	4.700%	06/28/2023	07/05/2023	$(28,678)	$(28,697)
UBS	5.220	06/23/2023	08/07/2023	(588,863)	(589,717)
5.230	06/13/2023	07/24/2023	(443,232)	(444,519)

Total Sale-Buyback Transactions	$(1,062,933)

(l)	Securities with an aggregate market value of $1,076,064 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(1,242,580) at a weighted average interest rate of 4.991%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(4,348) of deferred price drop.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	77	$77	$(16)	$(16)
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	111.500	07/21/2023	293	293	(128)	(110)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	77	77	(14)	(17)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	293	293	(102)	(14)
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	123.000	07/21/2023	85	85	(33)	(13)
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	85	85	(44)	(17)

Total Written Options	$(337)	$(187)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2023	245	$27,505	$(242)	$34	$0

Total Futures Contracts	$(242)	$34	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.190%	$4,400	$(154)	$85	$(69)	$0	$0
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	0.393	17,700	(80)	(29)	(109)	0	(2)

$(234)	$56	$(178)	$0	$(2)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.802%	$6,100	$1,207	$(601)	$606	$0	$(3)
AES Corp.	5.000	Quarterly	06/20/2026	0.903	2,100	430	(190)	240	0	0
Airbus Finance BV	1.000	Quarterly	12/20/2025	0.410	EUR	2,800	64	(20)	44	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.611	$3,900	83	(33)	50	4	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.731	10,500	(63)	180	117	8	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.618	4,300	71	(46)	25	2	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.744	32,200	550	(312)	238	37	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962		18,500	(74)	112	38	47	0
Atlantia SPA	1.000	Quarterly	12/20/2025	1.182	EUR	5,800	(262)	237	(25)	1	0
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.840		6,800	8	0	8	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.055		$10,000	264	(193)	71	0	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.378		16,600	(25)	80	55	2	0
Boeing Co.	1.000	Quarterly	12/20/2025	0.640		2,400	(39)	60	21	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.743		3,100	(16)	43	27	2	0
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.457	EUR	10,800	256	(100)	156	4	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.400		16,400	309	(148)	161	0	(5)
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.548		700	9	(1)	8	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.978		1,000	(10)	11	1	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.083		15,500	(48)	(9)	(57)	16	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.923		$2,800	(12)	20	8	1	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.401		7,400	64	2	66	0	(5)
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.744		2,200	18	1	19	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	0.933		2,000	181	(139)	42	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	1.241		7,400	854	(448)	406	0	(6)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	0.951		2,400	231	(181)	50	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.276		9,100	109	(75)	34	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.348		7,200	77	(30)	47	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.420		23,900	190	16	206	0	(8)
General Electric Co.	1.000	Quarterly	06/20/2026	0.576		8,500	58	45	103	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648		900	10	0	10	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.301		5,280	945	(320)	625	4	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723		6,320	761	140	901	14	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.772		6,900	(53)	99	46	4	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.897		4,800	(49)	67	18	1	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.058		4,200	561	(456)	105	1	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.758		2,900	598	(201)	397	0	(1)
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.400		2,800	61	(52)	9	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.633		5,500	138	(107)	31	0	0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.235		2,200	60	(5)	55	0	(1)
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.502		9,800	223	(84)	139	3	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.600		19,500	487	(369)	118	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.979	EUR	34,500	(1,657)	1,678	21	14	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.180		12,600	(761)	730	(31)	0	(5)
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.705		$1,500	(5)	20	15	1	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	1.014		3,800	655	14	669	5	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.912	EUR	7,000	85	(52)	33	8	0
Tesco PLC	1.000	Quarterly	12/20/2024	0.321		13,800	304	(151)	153	3	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.784		12,700	30	98	128	32	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.860		9,800	21	51	72	33	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.740		$2,500	57	(38)	19	3	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.796		6,200	149	(107)	42	7	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.903		400	(7)	9	2	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954		10,300	(17)	41	24	25	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.244	EUR	3,600	96	(66)	30	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.176		8,900	61	(134)	(73)	16	0

							$7,237	$(914)	$6,323	$306	$(35)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-31 5-Year Index		1.000%	Quarterly	06/20/2024		$1,032	$2	$3	$5	$3	$0
CDX.IG-39 5-Year Index		1.000	Quarterly	12/20/2027		90,700	515	841	1,356	116	0
CDX.IG-40 5-Year Index		1.000	Quarterly	06/20/2028		832,100	6,381	6,368	12,750	1,121	0
iTraxx Crossover 39 5-Year Index		5.000	Quarterly	06/20/2028	EUR	35,600	372	1,237	1,609	289	0
iTraxx Europe Main 39 5-Year Index		1.000	Quarterly	06/20/2028		632,600	5,517	2,871	8,387	1,161	0

							$12,787	$11,320	$24,107	$2,690	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.250%	Annual	09/20/2053	GBP	17,500	$457	$1,651	$2,108	$175	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(1,028)	986	(42)	14	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		4,094,400	(1,450)	1,266	(184)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$636,800	16,775	5,755	22,530	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		27,100	(58)	(226)	(284)	8	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	26,700	(201)	(2,786)	(2,987)	0	(99)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		69,200	(252)	(6,504)	(6,756)	0	(257)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		31,400	(118)	(2,949)	(3,067)	0	(116)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		118,100	(428)	235	(193)	750	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		66,010	6,583	31,032	37,615	313	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		7,500	67	(45)	22	53	0

							$20,347	$28,415	$48,762	$1,327	$(482)

Total Swap Agreements							$40,137	$38,877	$79,014	$4,323	$(519)

(n)	Securities with an aggregate market value of $120,100 and cash of $(460) have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(o)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2023	AUD	7,247		$4,809	$0	$(18)
	07/2023		$862	AUD	1,317	15	0
	08/2023		4,813		7,247	18	0
BOA	07/2023	DKK	32,395		$4,678	0	(70)
	07/2023		$7,992	AUD	12,251	169	0
	07/2023		8,641	DKK	58,749	0	(31)
	07/2023		5,521	EUR	5,137	85	0
	07/2023		8,942	PEN	32,790	91	0
	08/2023	DKK	58,651		$8,641	31	0
	08/2023		$87	CNY	600	0	(4)
	08/2023	ZAR	610		$32	0	(1)
	09/2023	INR	1,127		14	0	0
	09/2023		$166	IDR	2,490,828	0	(1)
BPS	07/2023	AUD	5,181		$3,431	0	(20)
	07/2023	BRL	296		61	0	0
	07/2023		$61	BRL	296	1	0
	07/2023		148,359	EUR	135,401	0	(609)
	07/2023		189,922	JPY	26,781,852	223	(4,393)
	08/2023	BRL	296		$61	0	(1)
	08/2023	CNH	870		126	6	0
	08/2023	EUR	135,401		148,567	615	0
	08/2023		$3,434	AUD	5,181	20	0
	08/2023		103	CNY	705	0	(5)
	08/2023		75,730	JPY	10,899,473	125	0
	08/2023		1,799	ZAR	33,020	0	(51)
	08/2023	ZAR	36,297		$1,950	30	0
	09/2023		$7,627	IDR	114,613,769	0	(16)
	09/2023		4,719	PEN	17,268	14	0
	10/2023		91	ZAR	1,688	0	(2)
	10/2023	ZAR	178,145		$9,570	204	0
BRC	07/2023		$6,399	GBP	5,141	130	0
	08/2023		16,785	COP	71,506,745	142	0
	08/2023	ZAR	43,919		$2,376	52	0
	09/2023	IDR	187,459		13	0	0
	09/2023		$51	PEN	188	0	0
BSH	07/2023		17,444		64,238	255	0
CBK	07/2023		2,985	AUD	4,575	63	0
	07/2023		37,940	PEN	139,046	360	0
	08/2023	CAD	23,520		$17,637	0	(128)
	08/2023	CNH	335		48	2	0
	08/2023		$11,331	NOK	118,201	0	(303)
CLY	07/2023	DKK	95,204		$13,742	0	(210)
	08/2023		$12,793	NOK	134,077	0	(283)
DUB	07/2023	BRL	93,222		$19,344	0	(125)
	07/2023		$17,205	BRL	93,223	2,264	0
	09/2023		2,666	PEN	9,767	12	0
	10/2023	ZAR	505,929		$27,782	1,180	0
FAR	07/2023	PEN	73,150		20,099	0	(52)
	08/2023		$20,099	PEN	73,359	40	0
GLM	07/2023	BRL	93,519		$19,368	0	(163)
	07/2023		$19,405	BRL	93,519	126	0
	07/2023		3,486	PEN	12,727	17	0
	08/2023	CHF	63		$71	0	0
	08/2023		$4,982	NOK	52,861	0	(50)
	09/2023		19,368	BRL	94,555	160	0
	09/2023		7,032	PEN	25,702	10	0
	10/2023		258	ZAR	4,847	0	(4)
JPM	07/2023	JPY	5,665,115		$39,613	353	0
	07/2023		$6,655	AUD	10,180	126	0
	07/2023		932	MXN	16,080	6	0
	08/2023	CAD	38,661		$28,918	0	(284)
	08/2023	CHF	94		107	1	0
	08/2023	CNH	698		101	5	0
	08/2023		$109	CNY	744	0	(6)
	08/2023		39,613	JPY	5,641,042	0	(354)
	08/2023		344	MXN	5,965	2	0
	08/2023		1,838	NOK	19,492	0	(19)
	08/2023	ZAR	146		$8	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

09/2023	PEN	409,231	111,144	0	(983)
09/2023	$82	IDR	1,232,675	0	0
09/2023	20,277	INR	1,671,108	32	0
09/2023	70	PEN	255	0	0
10/2023	58,835	MXN	1,033,017	361	0
MBC	07/2023	GBP	61,793	$76,502	0	(1,975)
07/2023	$2,108	EUR	1,962	33	0
08/2023	10,426	9,599	63	0
MYI	07/2023	IDR	656,609	$44	0	0
07/2023	$7,681	DKK	52,394	0	(2)
07/2023	1,790	GBP	1,440	39	0
07/2023	44	IDR	656,609	0	0
08/2023	DKK	52,306	$7,681	3	0
08/2023	$4,083	ZAR	75,008	6	(121)
09/2023	3,906	IDR	58,329,156	0	(32)
09/2023	4,376	INR	360,950	10	0
NGF	08/2023	CNH	1,067	$156	8	0
RBC	08/2023	$1,641	MXN	28,441	7	0
SCX	07/2023	AUD	10,644	$7,066	0	(25)
07/2023	$9,390	AUD	14,370	183	0
08/2023	CNH	1,136	$165	9	0
08/2023	$7,072	AUD	10,644	25	0
08/2023	289	CNY	1,976	0	(16)
09/2023	25,261	IDR	377,040,401	0	(224)
09/2023	12,690	INR	1,045,141	12	0
09/2023	15,793	PEN	58,195	160	0
SOG	07/2023	EUR	142,500	$153,293	0	(2,203)
07/2023	$5,691	AUD	8,699	103	0
SSB	07/2023	PEN	86,024	$23,585	0	(117)
08/2023	$23,552	PEN	86,024	103	0
09/2023	BRL	30,263	$5,969	0	(281)
TOR	07/2023	AUD	13,099	8,652	0	(74)
07/2023	$3,011	AUD	4,603	56	0
07/2023	70,158	GBP	55,212	0	(39)
08/2023	GBP	55,212	$70,173	40	0
08/2023	$8,659	AUD	13,099	74	0
UAG	07/2023	AUD	20,877	$13,940	66	(33)
07/2023	$690	AUD	1,054	12	0
08/2023	DKK	16,433	$2,396	0	(16)
08/2023	$13,951	AUD	20,877	33	(66)
08/2023	ZAR	254,219	$13,245	0	(204)
09/2023	143,713	8,197	614	0
10/2023	163,043	8,806	234	0

Total Forward Foreign Currency Contracts	$9,239	$(13,614)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	13,500	$(52)	$(65)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	13,500	(52)	(40)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	9,100	(60)	(23)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	9,100	(60)	(7)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	5,000	(36)	(22)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	5,000	(36)	(12)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	6,300	(20)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	6,300	(20)	(7)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	4,900	(33)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	4,900	(33)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	6,200	(14)	(12)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	6,200	(14)	(22)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	5,100	(17)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	5,100	(17)	(25)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	600	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	600	(2)	(2)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	5,300	(36)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	5,300	(37)	0
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	6,200	(15)	(12)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	6,200	(15)	(22)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	5,200	(17)	(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	5,200	(17)	(25)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	6,400	(23)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	6,400	(23)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	14,400	(49)	(18)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	14,400	(49)	(60)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	6,400	(21)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	6,400	(21)	(7)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	6,300	(22)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	6,300	(22)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	6,300	(21)	(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	6,300	(21)	(26)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	7,800	(26)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	7,800	(26)	(32)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	6,800	(22)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	6,800	(22)	(33)

$(973)	$(546)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	$95.875	08/07/2023	17,000	$(101)	$(99)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	97.875	08/07/2023	17,000	(93)	(24)

$(194)	$(123)

Total Written Options	$(1,167)	$(669)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.085%	$10,000	$(209)	$300	$91	$0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	10,600	(295)	425	130	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.395	5,500	(66)	84	18	0
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.128	23,650	(467)	573	106	0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.085	9,800	(214)	303	89	0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.152	5,500	89	1	90	0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	41,000	(850)	1,353	503	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.455	6,000	130	(52)	78	0
Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.378	11,600	(87)	194	107	0
South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.335	1,000	(38)	33	0	(5)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.401	4,900	(85)	129	44	0
Brazil Government International Bond	1.000	Quarterly	06/20/2026	0.853	800	(32)	36	4	0
Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.545	1,100	(11)	16	5	0
Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.819	3,100	12	(3)	9	0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	8,200	(200)	301	101	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.306	4,200	(4)	60	56	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.152	33,500	(375)	924	549	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.401	4,800	(75)	118	43	0
Equinix, Inc.	5.000	Quarterly	06/20/2027	1.431	5,800	811	(65)	746	0
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.128	3,600	(69)	85	16	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	7,000	(58)	133	75	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.769	2,600	(11)	34	23	0
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.306	4,200	(5)	61	56	0
South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.335	9,600	(385)	343	0	(42)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.158	700	(24)	27	3	0
Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.250	4,800	(140)	176	36	0
Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.189	6,650	(89)	143	54	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.596	2,000	(45)	29	0	(16)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.128	45,050	(819)	1,020	201	0
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.519	3,800	(30)	82	52	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.284	11,300	155	(74)	81	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.351	5,800	80	(24)	56	0
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.306	5,600	(1)	76	75	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	1.303	12,100	(749)	622	0	(127)
Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	1.446	6,000	0	(48)	0	(48)
Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.162	11,800	230	(84)	146	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	5,800	(51)	113	62	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.442	600	(8)	16	8	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.662	9,700	27	82	109	0
Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	0.308	6,600	(320)	408	88	0
Post Holdings, Inc. «	1.900	Quarterly	12/20/2025	0.030	10,000	0	302	302	0

$(4,278)	$8,252	$4,212	$(238)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$3,800	$443	$(348)	$95	$0
CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,600	580	(439)	141	0
GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	16,300	1,935	(1,526)	409	0
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,200	(35)	30	0	(5)
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	29,700	3,654	(2,908)	746	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,000	594	(468)	126	0
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	107	0	(17)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	69	0	(11)
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	(65)	0	(73)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	45	0	(7)

$6,907	$(5,503)	$1,517	$(113)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$763	$763	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	542,784	4.820% (1-Month USD-LIBOR less a specified spread)	Monthly	09/13/2023	$58,697	$0	$244	$244	$0

Total Swap Agreements	$2,629	$3,756	$6,736	$(351)

(p)

Securities with an aggregate market value of $5,338 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$71,957	$40,791	$112,748
Corporate Bonds & Notes
Banking & Finance	0	3,587,044	8,360	3,595,404
Industrials	0	3,461,339	3,317	3,464,656
Utilities	0	1,084,395	0	1,084,395
Municipal Bonds & Notes
Florida	0	6,680	0	6,680
U.S. Government Agencies	0	713,243	1,888	715,131
U.S. Treasury Obligations	0	2,748,527	0	2,748,527
Non-Agency Mortgage-Backed Securities	0	344,684	661	345,345
Asset-Backed Securities	0	625,649	170	625,819
Sovereign Issues	0	246,283	240	246,523
Common Stocks
Consumer Discretionary	3	0	0	3
Energy	0	0	219	219
Industrials	0	0	4,468	4,468
Materials	887	0	0	887
Warrants
Utilities	1	0	0	1
Convertible Preferred Securities
Financials	8,928	0	0	8,928
Preferred Securities
Banking & Finance	0	18,557	0	18,557
Energy	30,889	0	0	30,889
Financials	28,386	477,675	0	506,061
Industrials	0	29,777	0	29,777
Utilities	0	15,313	0	15,313
Real Estate Investment Trusts
Real Estate	6,018	0	0	6,018
Short-Term Instruments
Commercial Paper	0	57,192	0	57,192
Repurchase Agreements	0	3,584	0	3,584
Argentina Treasury Bills	0	493	0	493
U.S. Treasury Bills	0	2,904	0	2,904

	$75,112	$13,495,296	$60,114	$13,630,522
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$335,225	$0	$0	$335,225

Total Investments	$410,337	$13,495,296	$60,114	$13,965,747

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,357	0	4,357
Over the counter	0	15,673	302	15,975

	$0	$20,030	$302	$20,332
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(706)	0	(706)
Over the counter	0	(14,634)	0	(14,634)

	$0	$(15,340)	$0	$(15,340)

Total Financial Derivative Instruments	$0	$4,690	$302	$4,992

Totals	$410,337	$13,499,986	$60,416	$13,970,739

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Long Duration Total Return Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
AHP Health Partners, Inc. 8.693% (LIBOR01M + 3.500%) due 08/24/2028 ~		$3	$4
Rand Parent LLC 9.492% due 03/17/2030		2,993	2,828
Scientific Games Holdings LP 8.421% due 04/04/2029		2,184	2,160

Total Loan Participations and Assignments (Cost $5,080)			4,992

CORPORATE BONDS & NOTES 39.7%
BANKING & FINANCE 12.9%
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		2,000	2,053
AerCap Ireland Capital DAC
3.300% due 01/30/2032		1,000	819
3.875% due 01/23/2028		2,000	1,841
4.450% due 04/03/2026		600	573
AIB Group PLC 4.263% due 04/10/2025 •		6,200	6,060
Aircastle Ltd.
2.850% due 01/26/2028		3,200	2,725
4.250% due 06/15/2026		800	754
Alexandria Real Estate Equities, Inc.
3.550% due 03/15/2052		1,780	1,217
4.750% due 04/15/2035		600	557
5.150% due 04/15/2053		1,400	1,257
American Assets Trust LP 3.375% due 02/01/2031		6,500	5,091
American Financial Group, Inc. 4.500% due 06/15/2047		7,400	6,056
American Homes 4 Rent LP
3.625% due 04/15/2032		1,800	1,557
4.250% due 02/15/2028		600	565
American Tower Corp.
1.875% due 10/15/2030		1,740	1,375
2.100% due 06/15/2030		1,550	1,254
2.900% due 01/15/2030		300	259
2.950% due 01/15/2051		2,800	1,769
5.550% due 07/15/2033		3,500	3,527
Antares Holdings LP
2.750% due 01/15/2027		1,800	1,480
3.750% due 07/15/2027		3,900	3,267
Arch Capital Group Ltd. 3.635% due 06/30/2050		4,900	3,598
Ares Finance Co. LLC 3.650% due 02/01/2052		3,100	2,001
Asian Development Bank 5.820% due 06/16/2028		500	532
Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,122
6.375% due 07/15/2030		3,500	3,474
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		500	465
3.950% due 07/01/2024		400	388
4.250% due 04/15/2026		2,600	2,424
Banco BTG Pactual SA 4.500% due 01/10/2025		3,800	3,674
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	1,000	264
Banco Santander SA 4.175% due 03/24/2028 •		$400	375
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(g)		1,000	991
Bank of America Corp.
2.651% due 03/11/2032 •		2,470	2,047
6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		2,400	2,421
Barclays PLC
2.894% due 11/24/2032 •		4,700	3,702
4.972% due 05/16/2029 •		700	662
6.224% due 05/09/2034 •		5,800	5,781
7.125% due 06/15/2025 •(f)(g)	GBP	200	231

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

BGC Partners, Inc. 8.000% due 05/25/2028		$1,850	1,789
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		2,300	1,715
2.850% due 08/05/2051		2,800	1,611
Blackstone Secured Lending Fund 2.850% due 09/30/2028		230	189
Blue Owl Finance LLC
3.125% due 06/10/2031		7,200	5,486
4.125% due 10/07/2051		4,810	3,020
4.375% due 02/15/2032		200	162
BNP Paribas SA 3.132% due 01/20/2033 •		2,500	2,053
Brookfield Finance LLC 3.450% due 04/15/2050		50	33
Brookfield Finance U.K. PLC 2.340% due 01/30/2032		5,190	4,047
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,100	4,049
3.625% due 02/15/2052		800	544
4.700% due 09/20/2047		5,600	4,691
Carlyle Finance LLC 5.650% due 09/15/2048		6,000	5,355
CBRE Services, Inc. 5.950% due 08/15/2034		2,600	2,570
CI Financial Corp.
3.200% due 12/17/2030		10	7
4.100% due 06/15/2051		7,500	4,570
Community Preservation Corp. 2.867% due 02/01/2030		1,980	1,661
Corebridge Global Funding 5.750% due 07/02/2026 (b)		4,400	4,388
Corporate Office Properties LP
2.000% due 01/15/2029		800	611
2.750% due 04/15/2031		700	533
2.900% due 12/01/2033		400	278
Credit Suisse AG 7.500% due 02/15/2028		3,200	3,402
Crown Castle, Inc. 2.900% due 03/15/2027		1,900	1,741
CTR Partnership LP 3.875% due 06/30/2028		100	86
Danske Bank AS 4.375% due 06/12/2028		7,400	6,840
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	100	86
2.129% due 11/24/2026 •(h)		$400	356
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		5,000	3,970
EPR Properties 3.750% due 08/15/2029		600	489
Equifax, Inc. 5.100% due 06/01/2028		4,100	4,043
Equinix, Inc. 3.400% due 02/15/2052		1,900	1,331
Equitable Financial Life Global Funding 5.500% due 12/02/2025		1,500	1,481
Equitable Holdings, Inc.
5.000% due 04/20/2048		5,000	4,291
5.594% due 01/11/2033		1,500	1,473
Extra Space Storage LP
2.350% due 03/15/2032		400	313
5.500% due 07/01/2030		1,200	1,192
Farmers Insurance Exchange 4.747% due 11/01/2057 •		3,300	2,595
FMR LLC 5.150% due 02/01/2043		11,300	10,241
Ford Motor Credit Co. LLC
6.800% due 05/12/2028		5,900	5,912
6.950% due 06/10/2026		1,700	1,710
FS KKR Capital Corp.
1.650% due 10/12/2024		2,400	2,233
3.125% due 10/12/2028		1,800	1,467
3.250% due 07/15/2027		2,200	1,889
GA Global Funding Trust
1.950% due 09/15/2028		1,400	1,175
2.250% due 01/06/2027		1,600	1,419
2.900% due 01/06/2032		1,600	1,219
Global Atlantic Fin Co. 3.125% due 06/15/2031		1,500	1,130
GLP Capital LP 5.300% due 01/15/2029		2,100	2,001
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		6,000	4,922
2.650% due 10/21/2032 •		8,400	6,850

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		7,400	6,182
Highwoods Realty LP 2.600% due 02/01/2031		700	514
HSBC Holdings PLC
1.589% due 05/24/2027 •		2,300	2,031
1.750% due 07/24/2027 •	GBP	5,600	6,064
2.871% due 11/22/2032 •		$4,400	3,551
4.583% due 06/19/2029 •		700	659
6.332% due 03/09/2044 •		1,300	1,349
7.390% due 11/03/2028 •		2,200	2,324
Hudson Pacific Properties LP 3.950% due 11/01/2027		600	437
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032		2,200	1,920
Intercontinental Exchange, Inc. 3.000% due 09/15/2060		4,000	2,622
Intesa Sanpaolo SpA
7.778% due 06/20/2054		2,000	1,995
8.248% due 11/21/2033 •		4,800	5,045
Israel Discount Bank 5.375% due 01/26/2028		3,200	3,166
JAB Holdings BV
3.750% due 05/28/2051		2,200	1,496
4.500% due 04/08/2052		300	232
JPMorgan Chase & Co. 3.540% due 05/01/2028 •		8,500	7,952
KKR Group Finance Co. LLC 3.250% due 12/15/2051		2,500	1,606
Lazard Group LLC 4.375% due 03/11/2029		1,800	1,673
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(c)		1,200	3
Lloyds Banking Group PLC
4.375% due 03/22/2028		700	664
4.550% due 08/16/2028		200	189
Mitsubishi UFJ Financial Group, Inc.
2.494% due 10/13/2032 •		5,500	4,427
2.559% due 02/25/2030		2,200	1,869
2.852% due 01/19/2033 •		800	660
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		4,300	3,446
5.748% due 07/06/2034 (b)		5,500	5,523
5.778% due 07/06/2029 (b)		2,200	2,207
Morgan Stanley 0.000% due 04/02/2032 þ(h)		3,700	2,312
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		800	753
MPT Operating Partnership LP 2.500% due 03/24/2026	GBP	2,200	2,195
Nasdaq, Inc.
3.950% due 03/07/2052		$120	92
5.350% due 06/28/2028		1,300	1,303
5.950% due 08/15/2053		900	922
National Health Investors, Inc. 3.000% due 02/01/2031		460	354
National Securities Clearing Corp.
5.000% due 05/30/2028		200	199
5.150% due 05/30/2025		800	796
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		5,700	4,688
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		4,000	2,925
NatWest Group PLC 4.892% due 05/18/2029 •		7,300	6,952
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		8,100	6,876
2.000% due 03/09/2026		450	394
2.450% due 09/15/2028		170	136
Nomura Holdings, Inc.
1.653% due 07/14/2026		3,400	2,993
2.172% due 07/14/2028		2,800	2,365
2.608% due 07/14/2031		1,200	953
2.710% due 01/22/2029		1,000	844
2.999% due 01/22/2032		1,700	1,379
3.103% due 01/16/2030		1,200	1,024
Omega Healthcare Investors, Inc. 3.250% due 04/15/2033		2,000	1,488
OneMain Finance Corp. 3.500% due 01/15/2027		1,990	1,709
Owl Rock Capital Corp. 2.875% due 06/11/2028		3,800	3,100
PennyMac Financial Services, Inc. 5.375% due 10/15/2025		7,260	6,868
Popular, Inc. 7.250% due 03/13/2028		2,400	2,400

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Protective Life Corp. 4.300% due 09/30/2028	3,800	3,531
Reinsurance Group of America, Inc. 6.000% due 09/15/2033	2,100	2,115
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •	2,600	2,272
2.896% due 03/15/2032 •	200	162
6.534% due 01/10/2029 •	900	907
6.833% due 11/21/2026 •	6,000	6,017
Societe Generale SA
6.446% due 01/10/2029 •	2,100	2,105
6.691% due 01/10/2034 •	2,900	2,954
Standard Chartered PLC 6.296% due 07/06/2034 (b)	7,900	7,917
STORE Capital Corp. 2.700% due 12/01/2031	800	557
Sumitomo Mitsui Trust Bank Ltd. 2.800% due 03/10/2027	300	276
Synchrony Financial 2.875% due 10/28/2031	430	313
Temasek Financial Ltd. 2.375% due 08/02/2041	1,400	1,082
Truist Financial Corp. 6.047% due 06/08/2027	600	601
Trust Fibra Uno 4.869% due 01/15/2030	600	531
UBS Group AG
1.305% due 02/02/2027 •	3,700	3,242
1.494% due 08/10/2027 •	6,600	5,673
2.593% due 09/11/2025 •	2,400	2,289
3.091% due 05/14/2032 •	7,500	6,070
4.703% due 08/05/2027 •	2,200	2,104
4.751% due 05/12/2028 •	800	759
UniCredit SpA
2.569% due 09/22/2026 •	1,500	1,355
3.127% due 06/03/2032 •	5,700	4,500
VICI Properties LP 3.875% due 02/15/2029	2,900	2,548
Vonovia Finance BV 5.000% due 10/02/2023	3,100	3,084
Wells Fargo & Co. 3.196% due 06/17/2027 •	7,800	7,329
Welltower, Inc. 5.125% due 03/15/2043	10,600	9,155
WP Carey, Inc. 2.450% due 02/01/2032	1,000	784

		409,485

INDUSTRIALS 18.0%
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036	1,141	864
AEP Transmission Co. LLC
2.750% due 08/15/2051	700	452
3.650% due 04/01/2050	50	39
Air Canada Pass-Through Trust
3.300% due 07/15/2031	616	546
3.750% due 06/15/2029	265	241
Aker BP ASA 3.100% due 07/15/2031	1,600	1,325
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	1,849	1,779
Alibaba Group Holding Ltd. 3.250% due 02/09/2061	4,800	2,973
American Airlines Pass-Through Trust
2.875% due 01/11/2036	97	82
3.000% due 04/15/2030	3,486	3,096
3.250% due 04/15/2030	2,369	2,010
3.700% due 04/01/2028	1,379	1,242
Amgen, Inc.
4.400% due 05/01/2045	6,500	5,635
4.400% due 02/22/2062	1,100	904
4.663% due 06/15/2051	3,779	3,388
5.600% due 03/02/2043	6,400	6,424
5.650% due 03/02/2053	2,800	2,838
ArcelorMittal SA
6.550% due 11/29/2027	5,080	5,214
6.800% due 11/29/2032	2,300	2,362
Ashtead Capital, Inc. 4.000% due 05/01/2028	1,200	1,113
AT&T, Inc. 5.400% due 02/15/2034	3,700	3,708
Axalta Coating Systems LLC 3.375% due 02/15/2029	500	426
Bacardi Ltd. 5.900% due 06/15/2043	5,600	5,665

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Baptist Health South Florida Obligated Group 3.115% due 11/15/2071	3,300	1,984
Bayer U.S. Finance LLC 4.700% due 07/15/2064	600	482
Berry Global, Inc.
1.570% due 01/15/2026	1,200	1,083
5.500% due 04/15/2028	2,200	2,167
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	1,490	963
Boardwalk Pipelines LP 3.400% due 02/15/2031	2,800	2,412
Boeing Co.
3.250% due 02/01/2035	200	162
3.600% due 05/01/2034	440	375
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	280	196
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	1,080	978
Boston Scientific Corp. 7.375% due 01/15/2040	12,750	15,339
Bristol-Myers Squibb Co. 3.900% due 03/15/2062	700	563
British Airways Pass-Through Trust
3.300% due 06/15/2034	173	150
3.350% due 12/15/2030	67	59
4.250% due 05/15/2034	311	284
Broadcom, Inc.
2.600% due 02/15/2033	1,300	1,017
3.187% due 11/15/2036	4,270	3,229
3.419% due 04/15/2033	2,800	2,343
3.469% due 04/15/2034	6,550	5,375
3.500% due 02/15/2041	300	225
4.000% due 04/15/2029	1,200	1,109
4.150% due 04/15/2032	2,000	1,812
Cablevision Lightpath LLC 3.875% due 09/15/2027	2,000	1,678
Cameron LNG LLC
2.902% due 07/15/2031	900	776
3.402% due 01/15/2038	2,000	1,668
3.701% due 01/15/2039	1,400	1,157
Canadian Pacific Railway Co.
3.100% due 12/02/2051	270	192
4.200% due 11/15/2069	1,900	1,494
CDW LLC
2.670% due 12/01/2026	3,200	2,877
3.276% due 12/01/2028	500	435
3.569% due 12/01/2031	2,900	2,451
Cellnex Finance Co. SA 3.875% due 07/07/2041	700	513
CGI, Inc. 2.300% due 09/14/2031	1,600	1,255
Charter Communications Operating LLC
2.300% due 02/01/2032	860	651
3.500% due 06/01/2041	4,000	2,709
3.850% due 04/01/2061	4,120	2,495
3.900% due 06/01/2052	1,770	1,160
3.950% due 06/30/2062	4,500	2,772
4.200% due 03/15/2028	2,200	2,063
4.400% due 12/01/2061	4,000	2,703
4.800% due 03/01/2050	3,400	2,568
5.125% due 07/01/2049	10,900	8,584
5.250% due 04/01/2053	5,300	4,284
5.375% due 04/01/2038	600	512
5.375% due 05/01/2047	2,200	1,821
5.500% due 04/01/2063	2,100	1,693
5.750% due 04/01/2048	1,100	943
Cheniere Energy Partners LP 5.950% due 06/30/2033	400	402
Children's Hospital 2.928% due 07/15/2050	3,900	2,541
City of Hope 4.378% due 08/15/2048	1,010	860
Claremont Mckenna College 3.775% due 01/01/2122	4,100	2,844
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	1,300	1,320
Comcast Corp.
4.550% due 01/15/2029	14,150	13,903
5.350% due 05/15/2053	2,500	2,541
CommonSpirit Health 6.073% due 11/01/2027	1,300	1,326
Constellation Brands, Inc. 4.100% due 02/15/2048	7,000	5,709
Continental Resources, Inc. 5.750% due 01/15/2031	700	666

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Continental Wind LLC 6.000% due 02/28/2033	1,230	1,244
Corning, Inc. 5.450% due 11/15/2079	600	543
Cox Communications, Inc. 5.700% due 06/15/2033	500	505
CSN Resources SA 4.625% due 06/10/2031	4,800	3,669
CVS Health Corp. 5.875% due 06/01/2053	1,500	1,539
CVS Pass-Through Trust 7.507% due 01/10/2032	12,319	12,855
DAE Funding LLC
1.550% due 08/01/2024	200	190
1.625% due 02/15/2024	1,200	1,157
2.625% due 03/20/2025	2,400	2,260
3.375% due 03/20/2028	2,700	2,436
Daimler Truck Finance North America LLC 2.500% due 12/14/2031	900	732
Discovery Communications LLC
5.200% due 09/20/2047	2,400	1,966
5.300% due 05/15/2049	100	83
Elevance Health, Inc.
4.750% due 02/15/2033	4,550	4,421
5.500% due 10/15/2032	950	977
Enbridge, Inc. 5.700% due 03/08/2033	2,150	2,180
Energy Transfer LP
5.300% due 04/15/2047	7,400	6,446
6.050% due 06/01/2041	3,200	3,076
6.250% due 04/15/2049	100	98
6.625% due 10/15/2036	5,200	5,334
7.500% due 07/01/2038	4,135	4,539
Entergy Louisiana LLC
1.600% due 12/15/2030	600	469
2.900% due 03/15/2051	2,100	1,388
Enterprise Products Operating LLC
4.450% due 02/15/2043	1,000	880
6.450% due 09/01/2040	200	218
6.875% due 03/01/2033	5,540	6,246
FactSet Research Systems, Inc. 3.450% due 03/01/2032	2,100	1,789
Federal Realty OP LP 5.375% due 05/01/2028	2,600	2,549
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	5,000	3,982
4.317% due 12/30/2039	1,750	1,267
Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031	3,700	2,875
General Mills, Inc. 4.950% due 03/29/2033	1,250	1,239
GeorgeTown University 5.115% due 04/01/2053	1,100	1,105
Glencore Funding LLC 5.700% due 05/08/2033	2,000	1,986
Global Payments, Inc. 2.900% due 11/15/2031	4,200	3,420
Graphic Packaging International LLC 3.750% due 02/01/2030	1,000	864
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	1,600	1,637
6.510% due 02/23/2042	600	624
Hackensack Meridian Health, Inc.
2.875% due 09/01/2050	1,120	753
4.500% due 07/01/2057	1,340	1,202
HCA, Inc.
3.625% due 03/15/2032	4,000	3,474
4.625% due 03/15/2052	1,000	823
5.125% due 06/15/2039	2,900	2,693
5.250% due 06/15/2049	600	542
5.500% due 06/15/2047	450	424
Helmerich & Payne, Inc. 2.900% due 09/29/2031	3,700	2,985
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031	270	227
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052	600	486
Humana, Inc.
3.950% due 08/15/2049	600	483
5.750% due 03/01/2028	2,480	2,525
5.875% due 03/01/2033	3,100	3,223
Hyatt Hotels Corp. 5.750% due 01/30/2027 (b)	5,700	5,688
Hyundai Capital America
1.650% due 09/17/2026	4,000	3,526
2.100% due 09/15/2028	1,660	1,393

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Imperial Brands Finance PLC 3.500% due 07/26/2026	2,200	2,050
Johns Hopkins University 2.813% due 01/01/2060	1,000	658
JT International Financial Services BV 6.875% due 10/24/2032	1,600	1,775
Kaiser Aluminum Corp. 4.500% due 06/01/2031	2,200	1,757
Kinder Morgan Energy Partners LP 6.500% due 09/01/2039	400	411
KLA Corp. 3.300% due 03/01/2050	1,200	901
Kraft Heinz Foods Co.
6.500% due 02/09/2040	310	334
7.125% due 08/01/2039	4,250	4,738
Las Vegas Sands Corp.
2.900% due 06/25/2025	1,900	1,786
3.500% due 08/18/2026	800	746
3.900% due 08/08/2029	1,600	1,430
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	1,000	901
Leidos, Inc. 2.300% due 02/15/2031	700	552
Level 3 Financing, Inc.
3.400% due 03/01/2027	1,910	1,623
3.875% due 11/15/2029	260	207
Marvell Technology, Inc.
2.450% due 04/15/2028	200	175
2.950% due 04/15/2031	30	25
Massachusetts Institute of Technology 4.678% due 07/01/2114	2,740	2,559
Mayo Clinic 3.196% due 11/15/2061	1,400	950
McDonald's Corp. 3.625% due 09/01/2049	150	118
Melco Resorts Finance Ltd. 5.375% due 12/04/2029	800	665
Mercedes-Benz Finance North America LLC 4.800% due 03/30/2028	2,200	2,173
Merck & Co., Inc. 2.900% due 12/10/2061	580	385
Meta Platforms, Inc. 5.600% due 05/15/2053	7,600	7,811
MGM China Holdings Ltd. 5.875% due 05/15/2026	1,100	1,049
Micron Technology, Inc. 3.366% due 11/01/2041	300	210
Moody's Corp. 5.250% due 07/15/2044	8,000	7,873
Motorola Solutions, Inc. 2.300% due 11/15/2030	40	32
Mount Nittany Medical Center Obligated Group 3.799% due 11/15/2052	4,800	3,694
MPLX LP
4.700% due 04/15/2048	1,500	1,233
4.900% due 04/15/2058	75	61
4.950% due 03/14/2052	1,400	1,191
5.000% due 03/01/2033	250	240
5.500% due 02/15/2049	1,060	962
National Fuel Gas Co. 2.950% due 03/01/2031	2,800	2,242
New York & Presbyterian Hospital
2.256% due 08/01/2040	3,000	2,026
4.763% due 08/01/2116	3,500	2,983
Newcrest Finance Pty. Ltd. 4.200% due 05/13/2050	20	16
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	4,230	3,850
Norfolk Southern Corp. 3.155% due 05/15/2055	4,495	3,080
Northern Natural Gas Co. 4.300% due 01/15/2049	6,100	4,984
Northern Star Resources Ltd. 6.125% due 04/11/2033	3,600	3,497
Northrop Grumman Corp.
4.700% due 03/15/2033	1,800	1,768
4.950% due 03/15/2053	700	683
Northwell Healthcare, Inc. 4.260% due 11/01/2047	1,800	1,479
Novant Health, Inc. 3.168% due 11/01/2051	2,000	1,438
Occidental Petroleum Corp.
6.200% due 03/15/2040	600	592
6.625% due 09/01/2030	600	624
OCI NV 6.700% due 03/16/2033	1,100	1,076

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Oracle Corp.
2.875% due 03/25/2031 (h)	6,430	5,491
3.600% due 04/01/2040	100	77
3.600% due 04/01/2050	1,120	801
3.650% due 03/25/2041 (h)	1,900	1,465
3.800% due 11/15/2037	2,800	2,291
3.850% due 04/01/2060	7,000	4,938
3.950% due 03/25/2051 (h)	7,600	5,751
4.000% due 11/15/2047	1,100	848
4.100% due 03/25/2061 (h)	3,800	2,808
4.500% due 07/08/2044	900	753
Ovintiv, Inc.
6.250% due 07/15/2033	3,200	3,158
7.100% due 07/15/2053	2,800	2,885
PeaceHealth Obligated Group 3.218% due 11/15/2050	1,260	851
Petroleos Mexicanos
6.700% due 02/16/2032	900	685
10.000% due 02/07/2033	5,000	4,584
Pfizer Investment Enterprises Pte. Ltd.
4.650% due 05/19/2030	600	593
5.340% due 05/19/2063	300	304
Philip Morris International, Inc.
5.125% due 11/17/2027	1,200	1,205
5.125% due 02/15/2030	800	792
5.375% due 02/15/2033	700	699
5.750% due 11/17/2032	1,200	1,230
Piedmont Healthcare, Inc.
2.719% due 01/01/2042	500	348
2.864% due 01/01/2052	500	323
Pioneer Natural Resources Co. 5.100% due 03/29/2026	1,400	1,392
Prosus NV
3.257% due 01/19/2027	600	543
4.193% due 01/19/2032	3,000	2,528
4.987% due 01/19/2052	1,100	794
Providence St Joseph Health Obligated Group 5.403% due 10/01/2033	3,800	3,753
Quanta Services, Inc.
2.350% due 01/15/2032	600	473
3.050% due 10/01/2041	400	278
Raytheon Tech Corp. 5.150% due 02/27/2033	5,100	5,172
Renesas Electronics Corp. 2.170% due 11/25/2026	4,900	4,313
Rockies Express Pipeline LLC
4.800% due 05/15/2030	3,960	3,465
6.875% due 04/15/2040	4,700	4,249
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	2,400	2,276
5.000% due 03/15/2027	2,700	2,659
Sands China Ltd.
2.800% due 03/08/2027	2,100	1,824
3.350% due 03/08/2029	1,200	1,001
3.750% due 08/08/2031	1,300	1,059
4.300% due 01/08/2026	600	565
4.875% due 06/18/2030	600	535
5.625% due 08/08/2025	4,700	4,588
5.900% due 08/08/2028	1,500	1,431
Sealed Air Corp. 1.573% due 10/15/2026	1,921	1,672
Skyworks Solutions, Inc. 3.000% due 06/01/2031	600	485
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	1,300	1,209
4.600% due 06/15/2028	3,500	2,940
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	363	301
Studio City Finance Ltd. 5.000% due 01/15/2029	400	297
Sutter Health 5.164% due 08/15/2033	900	898
Sysco Corp. 3.150% due 12/14/2051	320	222
T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,240
3.300% due 02/15/2051	1,900	1,334
3.400% due 10/15/2052	3,500	2,501
3.600% due 11/15/2060	5,401	3,796
5.200% due 01/15/2033	2,100	2,087
Targa Resources Corp.
6.125% due 03/15/2033	2,100	2,147
6.500% due 02/15/2053	3,400	3,476
TD SYNNEX Corp.
1.750% due 08/09/2026	4,200	3,663
2.375% due 08/09/2028	3,400	2,789

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

2.650% due 08/09/2031	2,340	1,796
Telefonica Emisiones SA 5.213% due 03/08/2047	3,200	2,786
Tempur Sealy International, Inc. 3.875% due 10/15/2031	460	375
Tencent Holdings Ltd. 3.940% due 04/22/2061	1,200	855
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	3,660	3,128
7.625% due 04/01/2037	4,720	5,375
8.375% due 06/15/2032	3,600	4,116
Texas Eastern Transmission LP 7.000% due 07/15/2032	3,250	3,613
Time Warner Cable LLC
5.875% due 11/15/2040	500	441
6.750% due 06/15/2039	1,300	1,250
7.300% due 07/01/2038	1,225	1,249
Topaz Solar Farms LLC 4.875% due 09/30/2039	3,866	3,556
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048	2,000	1,703
Travel & Leisure Co. 4.625% due 03/01/2030	800	678
Trimble, Inc. 6.100% due 03/15/2033	2,300	2,331
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	2,589	2,418
4.625% due 12/03/2026	2,494	2,340
5.900% due 04/01/2026	1,470	1,458
United Airlines Pass-Through Trust
2.700% due 11/01/2033	515	433
2.875% due 04/07/2030	496	438
3.100% due 04/07/2030	426	361
3.450% due 01/07/2030	284	246
4.300% due 02/15/2027	8,384	8,071
4.550% due 08/25/2031	1,953	1,743
5.875% due 04/15/2029	3,754	3,727
UnitedHealth Group, Inc.
5.050% due 04/15/2053	4,600	4,576
5.200% due 04/15/2063	5,000	5,007
UPMC 5.377% due 05/15/2043	1,000	981
Valley Children's Hospital 4.399% due 03/15/2048	2,000	1,660
VeriSign, Inc. 2.700% due 06/15/2031	1,700	1,416
Verizon Communications, Inc. 5.050% due 05/09/2033	2,000	1,979
VMware, Inc.
1.800% due 08/15/2028	600	503
2.200% due 08/15/2031	350	275
Warnermedia Holdings, Inc.
5.050% due 03/15/2042	4,300	3,627
5.391% due 03/15/2062	510	416
Weyerhaeuser Co. 4.750% due 05/15/2026	1,700	1,671
Williams Cos., Inc. 3.500% due 10/15/2051	450	311

		570,791

UTILITIES 8.8%
AEP Texas, Inc.
4.150% due 05/01/2049	1,100	882
5.400% due 06/01/2033	3,300	3,285
6.650% due 02/15/2033	1,800	1,932
AES Corp. 5.450% due 06/01/2028	900	885
Alabama Power Co.
4.300% due 01/02/2046	700	591
4.300% due 07/15/2048	2,000	1,707
Alliant Energy Finance LLC
1.400% due 03/15/2026	1,000	886
3.600% due 03/01/2032	1,700	1,481
American Transmission Systems, Inc. 5.000% due 09/01/2044	200	187
American Water Capital Corp. 3.750% due 09/01/2047	1,600	1,269
Arizona Public Service Co. 2.650% due 09/15/2050	20	12
AT&T, Inc.
3.500% due 09/15/2053	1,883	1,334
3.550% due 09/15/2055	493	345
3.650% due 09/15/2059	6,731	4,691
Atmos Energy Corp. 2.850% due 02/15/2052	4,900	3,316

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Baltimore Gas & Electric Co. 5.400% due 06/01/2053	4,500	4,577
Bell Telephone Co. of Canada 4.300% due 07/29/2049	2,100	1,779
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050	200	162
4.600% due 05/01/2053	400	343
6.125% due 04/01/2036	500	522
BG Energy Capital PLC 5.125% due 10/15/2041	4,300	4,041
Black Hills Corp. 5.950% due 03/15/2028	650	658
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	3,500	3,309
Commonwealth Edison Co. 3.850% due 03/15/2052	100	80
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	700	446
4.300% due 12/01/2056	100	81
4.500% due 05/15/2058	2,500	2,090
Constellation Energy Generation LLC 5.800% due 03/01/2033	7,800	7,989
DTE Electric Co. 5.200% due 04/01/2033	1,400	1,423
Duke Energy Carolinas LLC
3.750% due 06/01/2045	270	213
4.000% due 09/30/2042	400	332
Duke Energy Florida LLC
3.000% due 12/15/2051	2,600	1,786
3.850% due 11/15/2042	4,600	3,757
6.350% due 09/15/2037	200	217
Duke Energy Ohio, Inc. 5.400% due 06/15/2033	110	110
Duke Energy Progress LLC
2.500% due 08/15/2050	3,990	2,483
5.250% due 03/15/2033	4,100	4,168
East Ohio Gas Co. 3.000% due 06/15/2050	1,600	1,028
Edison International 5.750% due 06/15/2027	330	330
Electricite de France SA
6.250% due 05/23/2033	3,700	3,764
6.900% due 05/23/2053	2,200	2,282
9.125% due 03/15/2033 •(f)	2,100	2,159
Enel Finance International NV 7.500% due 10/14/2032	4,200	4,659
Entergy Arkansas LLC
2.650% due 06/15/2051	60	37
3.350% due 06/15/2052	270	194
Entergy Corp.
1.900% due 06/15/2028	900	768
2.400% due 06/15/2031	2,390	1,937
Entergy Texas, Inc. 1.750% due 03/15/2031	3,200	2,529
Eversource Energy 5.125% due 05/15/2033	3,900	3,846
Florida Power & Light Co.
3.700% due 12/01/2047	1,100	894
4.800% due 05/15/2033	1,200	1,192
Gazprom PJSC via Gaz Finance PLC 3.500% due 07/14/2031	8,000	5,160
Georgia Power Co.
3.250% due 03/15/2051	5,300	3,744
3.700% due 01/30/2050	1,000	767
4.300% due 03/15/2042	3,752	3,239
5.125% due 05/15/2052	2,400	2,336
Greenko Power Ltd. 4.300% due 12/13/2028	380	331
Indiana Michigan Power Co.
3.250% due 05/01/2051	1,780	1,242
6.050% due 03/15/2037	800	840
Israel Electric Corp. Ltd. 3.750% due 02/22/2032	2,400	2,054
Kentucky Utilities Co.
3.300% due 06/01/2050	70	50
5.450% due 04/15/2033	2,000	2,039
KeySpan Gas East Corp. 3.586% due 01/18/2052	2,430	1,647
Louisville Gas & Electric Co. 5.450% due 04/15/2033	2,000	2,039
MidAmerican Energy Co. 2.700% due 08/01/2052	5,500	3,483
National Grid USA 5.803% due 04/01/2035	120	122
New England Power Co. 3.800% due 12/05/2047	2,300	1,815

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

New York State Electric & Gas Corp.
1.950% due 10/01/2030	480	376
2.150% due 10/01/2031	2,000	1,566
NextEra Energy Capital Holdings, Inc.
5.050% due 02/28/2033	1,800	1,773
5.250% due 02/28/2053	1,600	1,542
6.051% due 03/01/2025	2,500	2,511
Niagara Mohawk Power Corp.
4.119% due 11/28/2042	3,500	2,837
5.783% due 09/16/2052	2,400	2,410
NiSource, Inc. 5.250% due 03/30/2028	3,000	3,001
Northern States Power Co. 3.600% due 09/15/2047	6,300	4,964
NRG Energy, Inc. 2.450% due 12/02/2027	1,010	852
Oglethorpe Power Corp.
3.750% due 08/01/2050	1,590	1,185
5.050% due 10/01/2048	7,000	6,187
Ohio Power Co.
2.900% due 10/01/2051	2,800	1,863
5.850% due 10/01/2035	100	101
ONEOK, Inc. 7.150% due 01/15/2051	100	105
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,100	1,646
3.000% due 06/15/2028	3,200	2,761
3.150% due 01/01/2026	2,000	1,857
3.250% due 06/01/2031	1,700	1,384
3.450% due 07/01/2025	1,000	945
3.500% due 08/01/2050	7,250	4,622
3.750% due 08/15/2042	2,790	1,933
3.950% due 12/01/2047	1,000	683
4.200% due 03/01/2029	2,000	1,799
4.250% due 03/15/2046	300	214
4.300% due 03/15/2045	500	358
4.400% due 03/01/2032	2,000	1,735
4.500% due 07/01/2040	6,100	4,750
4.550% due 07/01/2030	750	679
4.600% due 06/15/2043	900	682
4.750% due 02/15/2044	100	78
4.950% due 07/01/2050	370	291
5.250% due 03/01/2052	300	244
6.150% due 01/15/2033	1,200	1,174
PacifiCorp
4.125% due 01/15/2049	8,300	6,446
4.150% due 02/15/2050	300	232
5.350% due 12/01/2053	500	457
5.500% due 05/15/2054	751	706
5.750% due 04/01/2037	60	58
6.000% due 01/15/2039	2,040	2,001
6.100% due 08/01/2036	60	62
6.250% due 10/15/2037	3,300	3,301
PECO Energy Co. 2.850% due 09/15/2051	2,000	1,324
Pennsylvania Electric Co. 3.600% due 06/01/2029	3,300	2,999
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	3,972
Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	4,654
Puget Sound Energy, Inc. 5.448% due 06/01/2053	800	807
San Diego Gas & Electric Co.
4.100% due 06/15/2049	2,970	2,444
4.150% due 05/15/2048	9,400	7,858
SES SA 5.300% due 04/04/2043	3,800	2,746
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	3,921
Southern California Edison Co.
2.250% due 06/01/2030	800	670
2.500% due 06/01/2031	4,700	3,912
2.750% due 02/01/2032	2,400	2,009
2.950% due 02/01/2051	3,000	1,969
3.450% due 02/01/2052	2,300	1,649
3.650% due 03/01/2028	200	187
3.650% due 02/01/2050	1,100	820
3.650% due 06/01/2051	2,020	1,502
3.900% due 12/01/2041	500	392
3.900% due 03/15/2043	3,600	2,868
4.650% due 10/01/2043	1,850	1,624
6.000% due 01/15/2034	3,600	3,731
6.650% due 04/01/2029	900	933
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,251

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

4.125% due 06/01/2048	5,300	4,314
Southwestern Electric Power Co.
3.250% due 11/01/2051	800	538
6.200% due 03/15/2040	2,200	2,258
System Energy Resources, Inc. 2.140% due 12/09/2025	1,200	1,089
Tucson Electric Power Co. 3.250% due 05/15/2032	6,500	5,650
Verizon Communications, Inc.
3.700% due 03/22/2061	5,590	4,069
3.875% due 03/01/2052	4,800	3,790
Virginia Electric & Power Co. 3.800% due 09/15/2047	500	392
Vodafone Group PLC
4.875% due 06/19/2049	4,140	3,670
5.625% due 02/10/2053	2,200	2,158
5.750% due 02/10/2063	800	775
Washington Gas Light Co. 3.650% due 09/15/2049	1,600	1,196
Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	2,917

		279,325

Total Corporate Bonds & Notes (Cost $1,454,417)		1,259,601

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.4%
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (d)	3,800	2,670
0.000% due 08/15/2032 (d)	100	63
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	300	245
3.000% due 06/01/2046	1,950	1,797
4.214% due 06/01/2050	2,600	1,950
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 3.037% due 06/01/2032	4,200	3,467
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	1,024

		11,216

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	7,611	8,708

ILLINOIS 0.3%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	92	97
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	4,400	3,817
3.007% due 01/01/2033	5,030	4,275
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2021 3.238% due 01/01/2042	1,800	1,440
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	900	982

		10,611

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2015 4.927% due 04/15/2045	2,600	2,505

MICHIGAN 0.2%
Michigan State University Revenue Bonds, Series 2022 4.165% due 08/15/2122	3,500	2,773
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	4,800	4,176

		6,949

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2034 (d)	700	392

NEW JERSEY 0.0%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.270% due 05/01/2043	1,500	1,198

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	859

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	800	1,010
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	4,935	4,547

		5,557

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021 2.991% due 06/01/2042	3,770	2,835

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	5,450	6,198
Dallas, Texas General Obligation Bonds, Series 2005 0.000% due 02/15/2033 (d)	2,900	1,776

		7,974

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (d)	1,000	505
0.000% due 04/01/2037 (d)	800	380

		885

Total Municipal Bonds & Notes (Cost $68,075)		59,689

U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae
0.000% due 05/15/2030 (d)	39,712	29,712
2.348% due 01/25/2031 ~(a)	16,087	1,385
3.000% due 12/25/2046	1,406	986
3.502% due 06/01/2035 •	203	199
3.511% due 12/01/2034 •	109	106
3.775% due 09/01/2035 •	5	5
3.790% due 01/01/2029	4,200	4,003
3.864% due 10/01/2035 •	88	85
3.871% due 04/01/2035 •	229	224
4.030% due 11/01/2035 •	2	2
4.036% due 08/01/2035 •	18	19
4.082% due 05/25/2035 ~	143	145
4.273% due 12/01/2033 •	11	11
4.415% due 11/01/2034 •	205	210
4.943% due 06/01/2043 •	37	36
5.000% due 08/25/2033	23	23
5.036% due 07/25/2037 •	5	5
5.103% due 03/25/2036 •	1	1
5.500% due 04/25/2033 - 09/25/2035	5,904	5,900
5.550% due 09/25/2032 •	3	3
5.783% due 06/01/2035 •	317	316
5.800% due 08/25/2040 •	233	230
5.900% due 07/25/2042	5	5
6.000% due 07/25/2031 - 03/25/2036	983	1,046
6.080% due 09/01/2028	1,800	1,957
Fannie Mae, TBA
5.500% due 09/01/2053	9,000	8,956
6.000% due 08/01/2053	46,300	46,701
6.500% due 07/01/2053 - 08/01/2053	60,800	62,071
Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	500	522
5.750% due 12/07/2028	20	21
Freddie Mac
0.000% due 03/15/2031 (d)	11,600	8,371
3.875% due 10/01/2035 •	9	9
4.569% due 04/01/2035 •	9	9
5.000% due 03/01/2038 - 12/01/2038	287	284
5.176% due 10/25/2044 - 02/25/2045 •	53	51
5.215% due 06/01/2035 •	8	8
5.500% due 02/15/2024	2	2
5.593% due 01/15/2033 •	1	1
5.693% due 09/15/2030 •	1	1
6.000% due 06/15/2035 - 10/01/2037	527	559
6.500% due 10/25/2043	39	40
Ginnie Mae
2.875% due 05/20/2030 •	22	21
3.250% due 02/20/2049	2,532	2,162
Ginnie Mae, TBA
4.000% due 08/01/2053	51,600	48,865
4.500% due 08/01/2053	20,300	19,604
Resolution Funding Corp. STRIPS
0.000% due 01/15/2029 (a)	1,291	998
0.000% due 01/15/2030 - 04/15/2030(d)	108,567	80,893

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Tennessee Valley Authority 3.875% due 03/15/2028	14,500	14,273
U.S. Small Business Administration
5.290% due 12/01/2027	77	75
5.510% due 11/01/2027	17	17
Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2053	3,000	2,737
4.500% due 07/01/2053 - 08/01/2053	62,100	59,736
5.000% due 08/01/2053	30,400	29,794
5.500% due 08/01/2053	49,600	49,356
6.000% due 07/01/2053	31,200	31,478

Total U.S. Government Agencies (Cost $519,161)		514,229

U.S. TREASURY OBLIGATIONS 75.3%
U.S. Treasury Bonds
1.125% due 05/15/2040 (j)(l)(n)	313,630	203,565
1.125% due 08/15/2040	95,010	61,166
1.375% due 11/15/2040	55,540	37,203
1.750% due 08/15/2041 (j)	99,000	69,625
1.875% due 02/15/2041 (j)	530,600	385,742
1.875% due 02/15/2051	52,395	34,720
1.875% due 11/15/2051	97,460	64,377
2.000% due 11/15/2041 (j)(l)(n)	17,600	12,895
2.000% due 02/15/2050 (j)	22,030	15,114
2.250% due 08/15/2049	17,276	12,563
2.250% due 02/15/2052	7,800	5,640
2.375% due 11/15/2049 (l)	875	654
2.500% due 02/15/2045	15,830	12,264
2.875% due 08/15/2045 (l)	2,345	1,937
2.875% due 05/15/2049 (n)	405	335
2.875% due 05/15/2052	25,200	20,895
3.000% due 11/15/2044	14,350	12,152
3.000% due 05/15/2045	14,180	11,986
3.000% due 08/15/2048 (l)(n)	7,990	6,746
3.000% due 08/15/2052 (j)	221,800	188,669
3.125% due 08/15/2044 (l)	14,310	12,390
3.375% due 08/15/2042 (j)	123,350	112,022
3.625% due 02/15/2053 (j)	97,800	93,888
3.625% due 05/15/2053	12,600	12,112
3.750% due 08/15/2041 (j)(l)(n)	1,700	1,643
3.750% due 11/15/2043 (l)(n)	6,137	5,869
3.875% due 02/15/2043	152,900	149,125
4.000% due 11/15/2042 (j)	171,500	170,482
4.000% due 11/15/2052	348,840	358,433
4.375% due 05/15/2041 (l)	27,930	29,410
4.750% due 02/15/2041 (j)(l)(n)	2,480	2,740
2.750% due 11/15/2042 (j)(l)	1,000	823
3.125% due 02/15/2043 (l)(n)	1,910	1,667
U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032	33,205	30,538
U.S. Treasury Notes
3.875% due 05/15/2043 (j)	116,100	113,306
0.375% due 10/31/2023 (l)(n)	18,900	18,604
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(l)	71,900	46,905
0.000% due 08/15/2034 (a)	32,970	21,298
0.000% due 05/15/2035 (a)(l)	32,500	20,340
0.000% due 11/15/2036 (a)	37,600	22,107
0.000% due 08/15/2037 (a)(l)	8,900	5,074

Total U.S. Treasury Obligations (Cost $2,716,503)		2,387,024

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
Adjustable Rate Mortgage Trust 3.893% due 10/25/2035 ~	539	458
American Home Mortgage Assets Trust
4.896% due 11/25/2046 •	1,483	458
5.270% due 10/25/2046 •	61	54
BAMLL Commercial Mortgage Securities Trust
6.250% due 04/15/2036 •	7,000	6,923
6.393% due 03/15/2034 •	2,400	2,367
Banc of America Funding Trust 4.449% due 02/20/2036 ~	113	106
Banc of America Mortgage Trust 4.020% due 08/25/2035 ^~	331	316
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	2,500	2,220
5.122% due 08/10/2035 ~	8,700	7,138
Bear Stearns Adjustable Rate Mortgage Trust
2.785% due 11/25/2030 ~	26	25
3.887% due 05/25/2047 ^~	439	393
4.004% due 11/25/2034 ~	14	14
5.230% due 10/25/2035 •	22	21
Bear Stearns ALT-A Trust
3.781% due 11/25/2036 ~	108	61

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

4.117% due 10/25/2035 ^~	186	158
4.202% due 09/25/2035 ^~	2,260	1,406
5.470% due 08/25/2036 ^•	2,647	2,247
Bear Stearns Mortgage Funding Trust 5.330% due 10/25/2036 •	1,697	1,438
Benchmark Mortgage Trust 4.016% due 03/15/2052	4,500	4,091
BWAY Mortgage Trust 3.454% due 03/10/2033	7,280	6,749
Chase Mortgage Finance Trust
4.086% due 03/25/2037 ^~	166	154
5.500% due 11/25/2035	1,597	1,202
ChaseFlex Trust 5.710% due 05/25/2037 •	2,872	2,725
Citigroup Mortgage Loan Trust
5.220% due 01/25/2037 •	21	19
5.410% due 10/25/2035 •	15	14
5.950% due 08/25/2035 ^•	62	60
Commercial Mortgage Trust
3.140% due 10/10/2036	4,300	3,754
3.942% due 04/10/2033 ~	7,300	6,210
Countrywide Alternative Loan Trust
5.352% due 12/20/2046 ^•	467	392
5.500% due 09/25/2035 ^	1,210	902
5.500% due 10/25/2035	2,366	1,398
5.500% due 11/25/2035	460	276
5.500% due 03/25/2036 ^	62	27
5.530% due 09/25/2046 ^•	457	427
5.570% due 05/25/2036 •	2,869	2,465
5.577% due 03/20/2046 •	111	91
5.710% due 02/25/2037 •	49	41
5.797% due 12/20/2035 •	483	450
5.803% due 11/20/2035 •	2,102	1,942
6.000% due 03/25/2036 ^	2,803	1,297
6.250% due 08/25/2037 ^	105	56
Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 11/25/2034 ~	40	37
3.864% due 02/20/2035 ~	3	3
3.884% due 11/25/2037 ~	360	329
4.030% due 11/20/2034 «~	8	7
5.250% due 05/25/2035	83	58
5.610% due 05/25/2035 •	48	41
5.790% due 03/25/2035 •	110	96
5.910% due 02/20/2036 ^•	22	19
6.537% due 02/20/2036 ^•	83	76
Countrywide Home Loan Reperforming REMIC Trust 5.570% due 07/25/2036 •	1,605	1,464
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.260% due 07/25/2033 «~	5	5
Credit Suisse Mortgage Capital Trust
3.023% due 08/25/2060 ~	962	938
3.037% due 12/26/2059 ~	533	531
Downey Savings & Loan Association Mortgage Loan Trust 5.677% due 08/19/2045 •	52	45
First Horizon Mortgage Pass-Through Trust 4.242% due 12/25/2034 «~	1	1
GCAT LLC 2.981% due 09/25/2025 þ	981	960
GS Mortgage Securities Corp. Trust 8.547% due 08/15/2039 •	3,600	3,604
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~	5,225	4,175
GSMPS Mortgage Loan Trust 5.500% due 01/25/2036 •	381	310
GSR Mortgage Loan Trust 3.657% due 11/25/2035 ~	3	2
HarborView Mortgage Loan Trust
4.227% due 07/19/2035 ^«~	2	2
5.537% due 01/19/2038 •	1,270	1,176
5.567% due 12/19/2036 •	2,606	2,178
IndyMac INDX Mortgage Loan Trust
3.343% due 04/25/2037 ^~	129	103
3.457% due 04/25/2037 ~	86	73
3.916% due 12/25/2034 ~	8	8
5.550% due 06/25/2046 •	331	264
5.670% due 07/25/2035 •	2,229	1,582
JP Morgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050	3,600	3,470
JP Morgan Mortgage Trust
3.881% due 01/25/2037 ^~	15	12
4.047% due 07/25/2035 ~	645	631
4.086% due 02/25/2035 «~	1	1
6.038% due 11/25/2049 •	304	290
6.038% due 12/25/2049 •	156	149
Lehman XS Trust 5.510% due 12/25/2036 •	836	811

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

MASTR Adjustable Rate Mortgages Trust
4.560% due 11/21/2034 ~		35	33
5.360% due 04/25/2046 •		268	239
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.893% due 11/15/2031 •		14	14
Merrill Lynch Mortgage Investors Trust
3.918% due 05/25/2033 ~		6	6
4.059% due 02/25/2034 ~		4	4
4.969% due 05/25/2033 «~		3	3
5.423% due 07/25/2034 «~		55	51
Morgan Stanley Mortgage Loan Trust 5.450% due 08/25/2036 •		2,836	849
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		3,760	3,464
4.500% due 05/25/2058 ~		1,807	1,725
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.159% due 05/25/2036 ~		13,209	2,988
Prime Mortgage Trust 5.550% due 02/25/2034 •		1	1
Residential Accredit Loans, Inc. Trust
5.570% due 04/25/2046 •		175	52
6.000% due 06/25/2036 ^		4,464	3,560
6.000% due 08/25/2036 ^		628	512
6.500% due 08/25/2036		1,164	977
Residential Asset Securitization Trust
5.500% due 04/25/2035 ^•		44	24
5.550% due 01/25/2046 ^•		186	57
Structured Adjustable Rate Mortgage Loan Trust
5.376% due 01/25/2035 ^•		40	34
5.470% due 10/25/2035 •		29	27
5.590% due 05/25/2037 •		94	83
6.063% due 12/25/2034 ~		44	42
Structured Asset Mortgage Investments Trust
5.570% due 04/25/2036 •		298	264
5.590% due 05/25/2036 •		118	95
5.770% due 12/25/2035 ^•		3	3
5.806% due 10/19/2034 •		9	8
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.434% due 12/25/2033 «~		8	7
TBW Mortgage-Backed Trust 6.000% due 07/25/2036		4,659	2,259
Towd Point Mortgage Funding 5.523% due 10/20/2051	GBP	8,451	10,749
WaMu Mortgage Pass-Through Certificates Trust
3.528% due 12/25/2036 ^~		$165	145
3.669% due 02/25/2037 ^~		171	154
4.081% due 07/25/2037 ^~		17	16
4.404% due 05/25/2046 •		23	20
4.676% due 02/25/2047 ^•		313	267
4.676% due 03/25/2047 ^•		171	149
4.706% due 01/25/2047 •		1	1
4.736% due 04/25/2047 •		614	542
4.976% due 08/25/2046 •		656	615
5.024% due 08/25/2046 •		5,915	4,876
5.476% due 10/25/2046 •		3	2
5.476% due 11/25/2046 •		40	35
5.520% due 05/25/2034 •		327	290
5.690% due 12/25/2045 •		26	25
5.730% due 10/25/2045 •		322	304
Washington Mutual Mortgage Pass-Through Certificates Trust 4.946% due 05/25/2046 ^•		276	225
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	2,785

Total Non-Agency Mortgage-Backed Securities (Cost $137,988)			122,577

ASSET-BACKED SECURITIES 5.1%
ACAS CLO Ltd. 6.152% due 10/18/2028 •		5,345	5,312
ACE Securities Corp. Home Equity Loan Trust 6.125% due 05/25/2034 •		853	871
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.980% due 12/25/2034 •		4,399	3,712
American Money Management Corp. CLO Ltd. 6.130% due 04/17/2029 •		399	399
AREIT Trust 6.317% due 01/20/2037 •		3,643	3,551
Argent Securities Trust 5.450% due 06/25/2036 •		5,637	3,689
Asset-Backed Securities Corp. Home Equity Loan Trust 6.995% due 05/25/2035 •		4,818	4,356
Bear Stearns Asset-Backed Securities Trust
4.655% due 10/25/2036 ~		10	10
5.490% due 12/25/2036 •		200	190
Benefit Street Partners CLO Ltd. 6.350% due 01/20/2031 •		2,862	2,840

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Carlyle Global Market Strategies CLO Ltd.
6.342% due 07/27/2031 •		992	983
6.590% due 07/20/2032 •		3,500	3,469
Carrington Mortgage Loan Trust 6.280% due 04/17/2031 •		4,000	3,953
CIFC Funding Ltd. 6.323% due 04/24/2030 •		1,689	1,680
CIT Mortgage Loan Trust 6.650% due 10/25/2037 •		500	487
Citigroup Mortgage Loan Trust
5.210% due 07/25/2045 •		7	5
5.500% due 03/25/2037 •		567	468
Countrywide Asset-Backed Certificates Trust
5.410% due 12/25/2036 ^•		7,039	6,306
5.470% due 09/25/2047 •		6,848	5,314
5.630% due 03/25/2036 •		1,020	904
5.630% due 04/25/2037 •		421	343
7.025% due 07/25/2035 •		100	95
Credit-Based Asset Servicing & Securitization LLC
3.375% due 12/25/2035 •		681	606
3.506% due 04/25/2037 «þ		195	178
4.335% due 07/25/2035 «•		347	305
5.270% due 07/25/2037 •		16	10
Credit-Based Asset Servicing & Securitization Trust 2.959% due 01/25/2037 ^•		26	8
ECMC Group Student Loan Trust 5.900% due 02/27/2068 •		1,153	1,118
First Franklin Mortgage Loan Trust
5.260% due 12/25/2037 •		1,318	1,236
5.450% due 08/25/2036 •		6,515	5,933
6.200% due 09/25/2033 •		4,096	3,923
6.970% due 10/25/2033 •		2,874	2,750
First NLC Trust 5.220% due 08/25/2037 •		14	7
Fremont Home Loan Trust 6.215% due 06/25/2035 •		3,459	3,277
FS Rialto Issuer LLC 6.966% due 01/19/2039 •		4,350	4,301
Gallatin CLO Ltd. 6.311% due 01/21/2028 •		1,488	1,487
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	3,825	2,618
GSAMP Trust
5.220% due 12/25/2036 •		$6	3
5.280% due 12/25/2046 •		1,313	715
5.290% due 12/25/2036 •		1,640	887
5.350% due 11/25/2036 •		190	92
5.420% due 03/25/2047 •		694	641
5.450% due 08/25/2036 •		628	614
5.470% due 04/25/2036 •		213	133
5.550% due 01/25/2047 •		5,677	2,987
HGI CRE CLO Ltd. 6.767% due 04/20/2037 •		1,950	1,916
Horizon Aircraft Finance Ltd. 4.458% due 12/15/2038		2,002	1,747
JP Morgan Mortgage Acquisition Corp. 5.870% due 12/25/2035 •		59	59
JP Morgan Mortgage Acquisition Trust 5.420% due 07/25/2036 •		1,523	1,284
KREF Ltd. 6.526% due 02/17/2039 •		3,900	3,819
LCCM Trust 6.711% due 11/15/2038 •		2,300	2,274
Lehman ABS Mortgage Loan Trust 5.240% due 06/25/2037 •		11	7
Long Beach Mortgage Loan Trust 5.450% due 06/25/2036 •		15,641	7,509
Louisiana Local Government Environmental Facilities & Community Development Authority 5.048% due 12/01/2034		2,900	2,925
M360 Ltd. 6.654% due 11/22/2038 •		2,500	2,457
Magnetite Ltd. 6.201% due 11/15/2028 •		2,711	2,693
MASTR Asset-Backed Securities Trust
5.510% due 02/25/2036 •		1,826	742
5.590% due 11/25/2036 •		2,675	1,593
5.975% due 10/25/2034 •		2,850	2,718
MASTR Specialized Loan Trust 5.670% due 02/25/2036 •		2,086	1,989
Merrill Lynch Mortgage Investors Trust
5.750% due 01/25/2037 •		7,273	6,559
6.080% due 07/25/2035 •		744	720
Morgan Stanley ABS Capital, Inc. Trust
5.350% due 02/25/2037 •		2,124	1,026
5.370% due 10/25/2036 •		2,677	1,166
5.480% due 02/25/2037 •		4,366	2,110

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

5.610% due 09/25/2036 •		3,344	1,499
Mountain View CLO LLC 6.300% due 01/16/2031 •		989	978
New Century Home Equity Loan Trust
5.890% due 08/25/2034 «•		10	9
6.230% due 01/25/2034 «•		108	104
NovaStar Mortgage Funding Trust 5.490% due 01/25/2037 •		6,374	2,233
Octagon Loan Funding Ltd. 6.525% due 11/18/2031 •		2,600	2,576
Octane Receivables Trust 5.683% due 05/20/2024		1,180	1,180
Option One Mortgage Loan Trust
5.390% due 04/25/2037 •		3,243	1,626
5.885% due 05/25/2035 •		1,000	931
Securitized Asset-Backed Receivables LLC Trust 5.730% due 12/25/2035 •		799	771
Sound Point CLO Ltd. 6.263% due 01/23/2029 •		94	94
Soundview Home Loan Trust
5.230% due 06/25/2037 •		8	6
5.260% due 01/25/2037 •		3,434	2,485
5.320% due 07/25/2037 •		312	257
Structured Asset Investment Loan Trust 6.875% due 11/25/2034 •		2,253	2,213
Structured Asset Securities Corp. Mortgage Loan Trust
5.470% due 10/25/2036 •		3,539	2,944
6.250% due 10/25/2037 •		5,348	2,560
6.275% due 04/25/2035 •		1,502	1,481
TCI-Symphony CLO Ltd. 6.190% due 07/15/2030 •		1,891	1,873
Texas Natural Gas Securitization Finance Corp. 5.169% due 04/01/2041		2,600	2,681
Venture CLO Ltd. 6.350% due 01/20/2029 •		1,374	1,364
Vibrant CLO Ltd. 6.370% due 07/20/2032 •		1,100	1,081
Voya CLO Ltd. 6.351% due 07/14/2031 •		1,486	1,470
Wells Fargo Home Equity Asset-Backed Securities Trust 5.610% due 04/25/2037 •		730	708

Total Asset-Backed Securities (Cost $177,306)			161,203

SOVEREIGN ISSUES 2.8%
Airport Authority
1.625% due 02/04/2031		5,000	4,062
2.625% due 02/04/2051		1,200	834
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,104	369
1.000% due 07/09/2029		386	126
1.500% due 07/09/2035 þ		7,625	2,300
3.500% due 07/09/2041 þ		540	174
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		3,000	2,963
Chile Government International Bond
3.250% due 09/21/2071		6,000	3,907
4.340% due 03/07/2042		3,800	3,383
Colombia Government International Bond 7.375% due 09/18/2037		720	686
Dominican Republic International Bond
4.875% due 09/23/2032		800	683
5.500% due 02/22/2029		2,000	1,876
Export-Import Bank of Korea 5.000% due 01/11/2028		2,100	2,107
Hong Kong Government International Bond 4.625% due 01/11/2033		7,000	7,201
Indonesia Government International Bond 1.400% due 10/30/2031	EUR	3,300	2,867
Korea Housing Finance Corp.
4.625% due 02/24/2028		$1,400	1,380
4.625% due 02/24/2033		1,500	1,470
Mexico Government International Bond
3.771% due 05/24/2061		10,469	7,144
5.750% due 10/12/2110		10,400	9,307
6.338% due 05/04/2053		3,100	3,166
Perusahaan Penerbit SBSN Indonesia 4.400% due 06/06/2027		3,200	3,153
Romania Government International Bond
1.750% due 07/13/2030	EUR	7,800	6,507
2.000% due 04/14/2033		2,700	2,087
2.625% due 12/02/2040		1,290	860
2.750% due 04/14/2041		850	571
2.875% due 04/13/2042		1,690	1,136
5.000% due 09/27/2026		1,600	1,754

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Russia Government International Bond
4.750% due 05/27/2026 ^(c)		$200	101
5.250% due 06/23/2047 ^«(c)		200	12
Saudi Government International Bond
4.875% due 07/18/2033		3,000	3,001
5.000% due 01/18/2053		800	742
South Africa Government International Bond 8.250% due 03/31/2032	ZAR	17,600	787
Spain Government International Bond 5.150% due 10/31/2044	EUR	8,800	11,517

Total Sovereign Issues (Cost $108,441)			88,233

		SHARES
PREFERRED SECURITIES 0.3%
FINANCIALS 0.3%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(f)		1,100,000	929
Capital Farm Credit ACA 5.000% due 03/15/2026 •(f)		2,700,000	2,508
Capital One Financial Corp. 3.950% due 09/01/2026 •(f)		4,740,000	3,553
Charles Schwab Corp. 5.000% due 06/01/2027 •(f)		1,600,000	1,346
CoBank ACB 4.250% due 01/01/2027 •(f)		2,400,000	1,907

Total Preferred Securities (Cost $12,540)			10,243

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (i) 0.0%			524

Total Short-Term Instruments (Cost $524)			524

Total Investments in Securities (Cost $5,200,035)			4,608,315

		SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short Asset Portfolio		6,646,878	64,043
PIMCO Short-Term Floating NAV Portfolio III		5,350,400	52,022

Total Short-Term Instruments (Cost $118,409)			116,065

Total Investments in Affiliates (Cost $118,409)			116,065

Total Investments 149.1% (Cost $5,318,444)			$4,724,380
Financial Derivative Instruments (k)(m) (0.4)%(Cost or Premiums, net $3,833)			(11,214)
Other Assets and Liabilities, net (48.7)%			(1,544,783)

Net Assets 100.0%			$3,168,383

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$400	$356	0.01%
Morgan Stanley	0.000	04/02/2032	05/06/2020	3,214	2,312	0.07
Oracle Corp.	2.875	03/25/2031	03/22/2021	6,422	5,491	0.17
Oracle Corp.	3.650	03/25/2041	03/22/2021	1,888	1,465	0.05
Oracle Corp.	3.950	03/25/2051	03/22/2021 - 06/20/2023	6,975	5,751	0.18
Oracle Corp.	4.100	03/25/2061	03/22/2021 - 10/28/2021	3,843	2,808	0.09

$22,742	$18,183	0.57%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$524	U.S. Treasury Notes 4.625% due 06/30/2025	$(535)	$524	$524

Total Repurchase Agreements	$(535)	$524	$524

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	5.100%	07/03/2023	07/05/2023	$(74,388)	$(74,388)
BOS	4.630	06/28/2023	07/05/2023	(19,650)	(19,663)
5.100	06/21/2023	07/05/2023	(25,317)	(25,360)
5.100	06/21/2023	07/12/2023	(48,875)	(48,958)
5.110	06/20/2023	07/11/2023	(21,130)	(21,169)
BSN	5.180	05/04/2023	07/06/2023	(87,875)	(88,634)
JPS	4.740	06/27/2023	07/11/2023	(19,725)	(19,740)
STR	5.200	06/30/2023	07/03/2023	(914,769)	(915,165)

Total Reverse Repurchase Agreements	$(1,213,077)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	5.190%	06/29/2023	07/18/2023	$(9,826)	$(9,831)
GSC	5.190	06/29/2023	07/05/2023	(2,588)	(2,590)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

TDM	5.170	06/29/2023	07/06/2023	(3,313)	(3,315)
5.170	06/29/2023	07/11/2023	(1,553)	(1,554)
5.170	07/03/2023	07/11/2023	(8,744)	(8,744)
5.180	06/29/2023	07/11/2023	(207)	(207)
5.180	06/29/2023	07/12/2023	(828)	(829)
5.180	07/03/2023	07/11/2023	(514)	(514)
5.180	07/03/2023	07/12/2023	(823)	(823)
UBS	5.160	06/29/2023	07/10/2023	(15,514)	(15,523)
5.160	06/30/2023	07/10/2023	(9,153)	(9,157)
5.160	07/03/2023	07/10/2023	(6,174)	(6,174)
5.230	06/29/2023	07/24/2023	(3,103)	(3,105)
5.230	06/30/2023	07/24/2023	(8,228)	(8,231)
5.230	07/03/2023	07/24/2023	(5,351)	(5,351)
5.260	06/27/2023	08/25/2023	(7,402)	(7,408)

Total Sale-Buyback Transactions	$(83,356)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA	3.000%	08/01/2053	$16,300	$(14,471)	$(14,369)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2053	6,212	(5,877)	(5,835)

Total Short Sales (0.6)%	$(20,348)	$(20,204)

(j)	Securities with an aggregate market value of $1,242,247 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(1,079,477) at a weighted average interest rate of 5.030%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(177) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	669	$136,037	$(1,846)	$0	$(21)
U.S. Treasury 10-Year Note September Futures	09/2023	2,066	231,941	(4,233)	291	0
U.S. Treasury Long-Term Bond September Futures	09/2023	646	81,981	589	484	0

$(5,490)	$775	$(21)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2023	110	$(113,244)	$36	$84	$(46)
U.S. Treasury 5-Year Note September Futures	09/2023	10,493	(1,123,735)	19,633	0	0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	5,441	(644,418)	6,693	0	(1,615)

$26,362	$84	$(1,661)

Total Futures Contracts	$20,872	$859	$(1,682)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.962%	$22,900	$(126)	$173	$47	$58	$0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	1.014	2,400	413	9	422	3	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954	3,500	(11)	19	8	9	0

$276	$201	$477	$70	$0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly		12/20/2027		$19,100	$57	$229	$286	$24	$0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		281,000	2,033	2,272	4,305	378	0

							$2,090	$2,501	$4,591	$402	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	07/21/2023		$55,500	$0	$(768)	$(768)	$0	$(26)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/17/2023		53,720	0	751	751	23	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025		38,600	(76)	2,457	2,381	0	(13)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028		200,500	445	(19,582)	(19,137)	110	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		6,400	(22)	(109)	(131)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		9,750	(34)	(242)	(276)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		14,300	(53)	(128)	(181)	17	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		71,800	2,862	9,963	12,825	0	(98)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.487	Semi-Annual	06/23/2031		13,300	(31)	2,095	2,064	0	(21)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.468	Semi-Annual	07/15/2031		44,900	(179)	7,599	7,420	0	(74)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.452	Semi-Annual	07/16/2031		20,700	(80)	3,523	3,443	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031		55,500	(189)	9,838	9,649	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032		9,000	(42)	76	34	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		23,200	(989)	7,524	6,535	0	(192)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		4,000	(36)	(74)	(110)	41	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	2,300	0	(133)	(133)	1	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		1,700	0	(97)	(97)	1	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		600	0	(34)	(34)	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		24,300	30	(1,426)	(1,396)	15	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		1,200	51	(155)	(104)	5	0
Receive	3-Month USD-LIBOR	1.468	Semi-Annual	07/15/2023		$44,900	0	277	277	14	0
Receive	3-Month USD-LIBOR	1.452	Semi-Annual	07/16/2023		20,700	0	131	131	7	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	07/21/2023		55,500	0	760	760	24	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	09/16/2023		71,800	0	866	866	27	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	09/17/2023		53,720	0	(756)	(756)	0	(25)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/17/2023		38,600	0	423	423	14	0
Receive	3-Month USD-LIBOR	1.487	Semi-Annual	09/23/2023		13,300	0	145	145	5	0

							$1,657	$22,924	$24,581	$321	$(579)

Total Swap Agreements							$4,023	$25,626	$29,649	$793	$(579)

(l)	Securities with an aggregate market value of $56,796 and cash of $8,130 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	PEN	1,340	$369	$0	$0
08/2023	$369	PEN	1,340	0	0
BPS	07/2023	EUR	25,679	$27,605	0	(416)
07/2023	$28,136	EUR	25,679	0	(115)
08/2023	EUR	25,679	$28,176	117	0
08/2023	ZAR	845	46	1	0
10/2023	3,431	184	4	0
BRC	08/2023	GBP	646	811	0	(10)
08/2023	$1,305	JPY	172,675	0	(100)
09/2023	26	PEN	95	0	0
CBK	07/2023	CAD	5,232	$3,840	0	(110)
07/2023	PEN	1,131	311	0	0
07/2023	$455	PEN	1,732	22	0
DUB	07/2023	PEN	1,131	$309	0	(2)
07/2023	$620	PEN	2,262	3	0
JPM	08/2023	GBP	7,131	$9,032	0	(27)
08/2023	$214	JPY	28,378	0	(16)
09/2023	IDR	470,571	$32	0	0
09/2023	PEN	19,886	5,401	0	(48)
MYI	08/2023	$18,606	JPY	2,472,634	0	(1,361)
09/2023	IDR	220,329	$15	0	0
RBC	08/2023	GBP	1,378	1,741	0	(9)
08/2023	MXN	11,534	666	0	(3)
SCX	09/2023	IDR	268,265	18	0	0
09/2023	$43	PEN	157	1	0
TOR	07/2023	3,955	CAD	5,233	2	(6)
08/2023	CAD	5,231	$3,955	6	(2)
08/2023	$8,588	JPY	1,138,799	0	(646)
UAG	08/2023	GBP	6,246	$7,895	0	(39)
08/2023	JPY	45,500	317	0	0
08/2023	ZAR	3,299	172	0	(3)

Total Forward Foreign Currency Contracts	$156	$(2,913)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.330%	10/23/2023	50,700	$3,166	$10,250

Total Purchased Options	$3,166	$10,250

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	7,000	$(27)	$(33)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	7,000	(27)	(21)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	2,100	(15)	(9)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	2,100	(15)	(5)
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	1,000	(7)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	1,000	(7)	0
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	7,700	(28)	(28)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	7,700	(28)	(29)
FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	08/31/2023	6,500	(48)	(9)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	08/31/2023	6,500	(48)	(66)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	1,200	(4)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	1,200	(4)	(6)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395	10/23/2023	247,500	(3,176)	(17,997)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	7,000	(24)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	7,000	(24)	(5)

Total Written Options	$(3,482)	$(18,214)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	1.431%	$900	$126	$(10)	$116	$0

Total Swap Agreements	$126	$(10)	$116	$0

(n)

Securities with an aggregate market value of $10,103 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,992	$0	$4,992
Corporate Bonds & Notes
Banking & Finance	0	409,485	0	409,485
Industrials	0	570,791	0	570,791
Utilities	0	279,325	0	279,325
Municipal Bonds & Notes
California	0	11,216	0	11,216
Georgia	0	8,708	0	8,708
Illinois	0	10,611	0	10,611
Kansas	0	2,505	0	2,505
Michigan	0	6,949	0	6,949
Nevada	0	392	0	392
New Jersey	0	1,198	0	1,198
New Mexico	0	859	0	859
Ohio	0	5,557	0	5,557
Pennsylvania	0	2,835	0	2,835
Texas	0	7,974	0	7,974
Wisconsin	0	885	0	885
U.S. Government Agencies	0	514,229	0	514,229
U.S. Treasury Obligations	0	2,387,024	0	2,387,024
Non-Agency Mortgage-Backed Securities	0	122,500	77	122,577
Asset-Backed Securities	0	157,989	3,214	161,203
Sovereign Issues	0	88,221	12	88,233
Preferred Securities
Financials	0	10,243	0	10,243
Short-Term Instruments
Repurchase Agreements	0	524	0	524

$0	$4,605,012	$3,303	$4,608,315
Investments in Affiliates, at Value

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$116,065	$0	$0	$116,065

Total Investments	$116,065	$4,605,012	$3,303	$4,724,380

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,204)	$0	$(20,204)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	84	1,568	0	1,652
Over the counter	0	10,522	0	10,522

	$84	$12,090	$0	$12,174
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(46)	(2,215)	0	(2,261)
Over the counter	0	(21,127)	0	(21,127)

	$(46)	$(23,342)	$0	$(23,388)

Total Financial Derivative Instruments	$38	$(11,252)	$0	$(11,214)

Totals	$116,103	$4,573,556	$3,303	$4,692,962

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Long-Term Credit Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 117.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Altice France SA 8.677% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	1,530	$1,460
American Airlines, Inc. 10.000% (LIBOR03M + 4.750%) due 04/20/2028 ~		$450	460
Avolon TLB Borrower 1 (U.S.) LLC 7.396% (LIBOR01M + 2.250%) due 12/01/2027 ~		2,735	2,735
Delos Finance SARL 7.288% (LIBOR03M + 1.750%) due 10/06/2023 ~		6,300	6,304
Diamond Sports Group LLC 13.064% due 05/25/2026		868	672
Instant Brands Holdings, Inc.
TBD% (LIBOR03M + 0.000%) due 04/12/2028 ^~(b)		5,584	1,216
15.217% due 12/12/2023 «		2,323	2,149
IQVIA, Inc. 5.598% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	1,000	1,091
Qatar National Bank QPSC 5.966% due 10/10/2023 «		$3,700	3,700
Setanta Aircraft Leasing Dac 7.538% (LIBOR03M + 2.000%) due 11/05/2028 ~		4,500	4,506
SkyMiles IP Ltd. 8.798% due 10/20/2027		4,950	5,148
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		1,296	956

Total Loan Participations and Assignments (Cost $35,181)			30,397

CORPORATE BONDS & NOTES 69.7%
BANKING & FINANCE 21.6%
Agree LP 4.800% due 10/01/2032		700	651
Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051		1,500	924
3.375% due 08/15/2031		2,200	1,887
3.550% due 03/15/2052		2,500	1,709
4.000% due 02/01/2050		800	598
4.850% due 04/15/2049		700	588
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 «(b)(h)		1,200	72
Allstate Corp. 6.500% due 05/15/2067 •		1,400	1,362
Ally Financial, Inc.
6.992% due 06/13/2029 •		2,100	2,076
8.000% due 11/01/2031		2,250	2,338
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	6,302
American Homes 4 Rent LP
3.375% due 07/15/2051		2,000	1,313
3.625% due 04/15/2032		4,000	3,461
4.250% due 02/15/2028		1,800	1,696
4.900% due 02/15/2029		300	288
American International Group, Inc. 4.750% due 04/01/2048		600	539
American Tower Corp.
1.875% due 10/15/2030		1,300	1,027
2.950% due 01/15/2051		8,300	5,244
3.100% due 06/15/2050		10,900	7,127
3.700% due 10/15/2049		10,000	7,186
5.550% due 07/15/2033		4,000	4,031
5.650% due 03/15/2033		2,300	2,334
Antares Holdings LP 3.750% due 07/15/2027		3,750	3,141
Arch Capital Finance LLC 5.031% due 12/15/2046		500	446
Arch Capital Group Ltd. 3.635% due 06/30/2050		2,465	1,810
Ares Finance Co. LLC
3.250% due 06/15/2030		1,100	927
3.650% due 02/01/2052		1,900	1,227
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,950	1,650
3.600% due 09/15/2051		1,200	824

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Aviation Capital Group LLC 4.875% due 10/01/2025		4,500	4,297
Avolon Holdings Funding Ltd. 2.875% due 02/15/2025		2,000	1,861
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	3,639
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	2,120	2,060
2.625% due 04/28/2025		1,000	1,024
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(g)(h)		600	650
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		$200	189
Bank of America Corp.
2.572% due 10/20/2032 •		6,000	4,889
2.676% due 06/19/2041 •		19,400	13,634
2.972% due 07/21/2052 •		800	545
3.311% due 04/22/2042 •		12,200	9,306
3.946% due 01/23/2049 •		265	215
4.244% due 04/24/2038 •		5,185	4,558
4.443% due 01/20/2048 •		100	89
7.750% due 05/14/2038		7,700	9,149
Bank of America NA 6.000% due 10/15/2036		1,200	1,283
Barclays PLC
5.501% due 08/09/2028 •		2,800	2,733
5.746% due 08/09/2033 •		4,200	4,064
6.224% due 05/09/2034 •		4,400	4,385
Berkshire Hathaway Finance Corp. 4.250% due 01/15/2049		70	64
BGC Partners, Inc.
4.375% due 12/15/2025		600	554
5.375% due 07/24/2023		3,300	3,298
8.000% due 05/25/2028		2,100	2,031
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	201
3.200% due 01/30/2052		10,000	6,393
3.500% due 09/10/2049		2,500	1,662
Blackstone Private Credit Fund 4.700% due 03/24/2025		3,700	3,566
Blackstone Secured Lending Fund 2.850% due 09/30/2028		3,000	2,461
Blue Owl Finance LLC 4.375% due 02/15/2032		3,700	2,993
BNP Paribas SA 3.132% due 01/20/2033 •		4,200	3,450
Brighthouse Financial, Inc. 3.850% due 12/22/2051		2,800	1,775
Brixmor Operating Partnership LP 4.125% due 05/15/2029		1,200	1,072
Brookfield Capital Finance LLC 6.087% due 06/14/2033		1,200	1,219
Brookfield Finance LLC 3.450% due 04/15/2050		2,000	1,326
Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	5,774
3.625% due 02/15/2052		1,900	1,293
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		700	642
CaixaBank SA 3.625% due 09/14/2028 •(g)(h)	EUR	1,400	1,042
Capital One Financial Corp. 6.377% due 06/08/2034 •		$3,400	3,378
Carlyle Finance LLC 5.650% due 09/15/2048		3,100	2,767
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	970
CBRE Services, Inc. 5.950% due 08/15/2034		3,100	3,064
CI Financial Corp. 4.100% due 06/15/2051		1,200	731
Citigroup, Inc.
3.057% due 01/25/2033 •(i)		2,500	2,088
8.125% due 07/15/2039		2,900	3,713
Commonwealth Bank of Australia 3.784% due 03/14/2032 (h)		1,800	1,510
Cooperatieve Rabobank UA 3.758% due 04/06/2033 •		1,000	870
Corporate Office Properties LP 2.900% due 12/01/2033		1,100	764
Credit Suisse AG 7.500% due 02/15/2028		2,050	2,180
Credit Suisse AG AT1 Claim ^		9,666	387
Crown Castle, Inc.
2.100% due 04/01/2031		1,000	801
3.250% due 01/15/2051		900	615

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.300% due 02/15/2029		605	570
4.750% due 05/15/2047		2,650	2,283
CubeSmart LP
2.500% due 02/15/2032		300	238
4.375% due 02/15/2029		1,900	1,783
Deutsche Bank AG
3.547% due 09/18/2031 •		5,400	4,488
3.729% due 01/14/2032 •(i)		5,900	4,465
3.742% due 01/07/2033 •		1,000	734
3.961% due 11/26/2025 •		5,800	5,533
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		4,600	3,652
EPR Properties
3.750% due 08/15/2029		2,450	1,995
4.500% due 06/01/2027		1,167	1,048
Equinix, Inc.
3.000% due 07/15/2050		3,200	2,076
3.400% due 02/15/2052		2,500	1,751
Equitable Holdings, Inc.
4.350% due 04/20/2028		200	187
5.594% due 01/11/2033		5,000	4,909
Erste Group Bank AG 4.250% due 10/15/2027 •(g)(h)	EUR	1,200	999
Everest Reinsurance Holdings, Inc. 3.500% due 10/15/2050		$2,000	1,423
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		2,500	2,407
Farmers Insurance Exchange 4.747% due 11/01/2057 •		7,000	5,504
Fidelity National Financial, Inc. 3.200% due 09/17/2051		8,100	4,740
FMR LLC 6.450% due 11/15/2039		4,500	4,712
FORESEA Holding SA 7.500% due 06/15/2030 «		659	590
Franklin Resources, Inc. 2.950% due 08/12/2051		900	572
Freedom Mortgage Corp. 8.250% due 04/15/2025		2,383	2,326
FS KKR Capital Corp. 3.125% due 10/12/2028		2,700	2,201
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,000	4,637
GLP Capital LP
4.000% due 01/15/2030		5,000	4,338
5.300% due 01/15/2029		3,600	3,431
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		8,700	7,137
4.017% due 10/31/2038 •		5,100	4,322
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		2,000	1,841
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		3,600	3,007
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	3,358
High Street Funding Trust 4.682% due 02/15/2048		1,500	1,261
Highwoods Realty LP 3.050% due 02/15/2030		2,600	2,023
Host Hotels & Resorts LP 4.500% due 02/01/2026		1,900	1,843
HSBC Holdings PLC
2.848% due 06/04/2031 •		5,200	4,318
4.041% due 03/13/2028 •		2,100	1,968
5.875% due 09/28/2026 •(g)(h)	GBP	5,178	5,751
6.332% due 03/09/2044 •		$6,900	7,159
7.625% due 05/17/2032		1,800	1,916
Hudson Pacific Properties LP 5.950% due 02/15/2028		100	80
Intercontinental Exchange, Inc. 4.250% due 09/21/2048		185	161
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		1,750	1,154
7.750% due 01/11/2027 •(g)(h)	EUR	4,610	4,872
Invesco Finance PLC 5.375% due 11/30/2043		$55	54
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031		4,000	3,069
JAB Holdings BV
2.200% due 11/23/2030		1,750	1,378
4.500% due 04/08/2052		1,600	1,238
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		2,100	2,106
JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	4,409
3.328% due 04/22/2052 •		18,400	13,425

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

3.964% due 11/15/2048 •		110	91
5.350% due 06/01/2034		1,000	1,008
8.750% due 09/01/2030		275	334
Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(b)		6,400	426
9.750% due 09/28/2023 ^(b)		2,400	161
Kilroy Realty LP
2.500% due 11/15/2032		3,400	2,365
2.650% due 11/15/2033		1,000	679
Kimco Realty OP LLC 3.700% due 10/01/2049		1,800	1,280
KKR Group Finance Co. LLC
3.500% due 08/25/2050		1,200	818
4.850% due 05/17/2032		7,500	7,075
Lazard Group LLC 4.375% due 03/11/2029		209	194
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	1,379
Liberty Mutual Group, Inc. 3.951% due 10/15/2050		900	659
Life Storage LP 4.000% due 06/15/2029		1,600	1,453
Lincoln National Corp. 4.350% due 03/01/2048		3,000	2,154
Lloyds Bank PLC 0.000% due 04/02/2032 þ		4,600	2,884
Lloyds Banking Group PLC 7.875% due 06/27/2029 •(g)(h)	GBP	200	225
Loews Corp. 4.125% due 05/15/2043		$40	33
Manulife Financial Corp. 5.375% due 03/04/2046		7,300	7,243
Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		1,300	868
4.350% due 01/30/2047		200	172
Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		2,500	2,283
5.672% due 12/01/2052		2,000	2,042
MetLife, Inc. 5.000% due 07/15/2052		500	470
Midcap Financial Issuer Trust 6.500% due 05/01/2028		2,200	1,961
Mitsubishi UFJ Financial Group, Inc.
4.153% due 03/07/2039		2,200	1,967
5.133% due 07/20/2033 •		5,200	5,102
5.406% due 04/19/2034		1,500	1,489
5.441% due 02/22/2034 •		4,000	3,988
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	2,565
2.869% due 09/13/2030 •		2,500	2,118
5.669% due 09/13/2033 •		700	706
5.754% due 05/27/2034 •		700	704
Morgan Stanley
0.000% due 04/02/2032 þ(i)		11,300	7,062
2.943% due 01/21/2033 •		4,800	3,992
5.948% due 01/19/2038 •		1,900	1,876
Nasdaq, Inc.
2.500% due 12/21/2040		2,000	1,343
6.100% due 06/28/2063		1,400	1,433
Nationwide Building Society 3.960% due 07/18/2030 •		1,800	1,599
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		2,500	3,225
NatWest Group PLC
4.445% due 05/08/2030 •		4,100	3,772
4.600% due 06/28/2031 •(g)(h)		5,200	3,614
4.892% due 05/18/2029 •		5,200	4,952
5.076% due 01/27/2030 •		4,100	3,915
5.125% due 05/12/2027 •(g)(h)	GBP	2,500	2,625
Neuberger Berman Group LLC
4.500% due 03/15/2027		$400	378
4.875% due 04/15/2045		2,700	2,208
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		3,900	3,414
Nomura Holdings, Inc.
2.172% due 07/14/2028		1,300	1,098
2.679% due 07/16/2030		6,200	5,078
2.999% due 01/22/2032		200	162
5.605% due 07/06/2029		6,500	6,419
6.181% due 01/18/2033		3,000	3,098
Nordea Bank Abp 3.750% due 03/01/2029 •(g)(h)		1,400	1,039
Ohio National Financial Services, Inc. 6.800% due 01/24/2030		3,000	2,793
Ohio National Life Insurance Co. 6.875% due 06/15/2042		500	449

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		4,500	4,114
Owl Rock Capital Corp. 2.875% due 06/11/2028		200	163
Pacific Life Insurance Co. 9.250% due 06/15/2039		8,800	11,619
Pacific LifeCorp 3.350% due 09/15/2050		700	487
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,150	992
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,087
Physicians Realty LP 3.950% due 01/15/2028		1,900	1,736
Pine Street Trust 5.568% due 02/15/2049		3,800	3,429
Piper Sandler Cos. 5.200% due 10/15/2023		6,000	5,985
Progressive Corp. 4.125% due 04/15/2047		500	432
Prologis LP 3.000% due 04/15/2050		2,223	1,513
Raymond James Financial, Inc. 4.950% due 07/15/2046		25	23
Rayonier LP 2.750% due 05/17/2031		1,200	967
Realty Income Corp.
3.400% due 01/15/2028		2,000	1,847
3.950% due 08/15/2027		1,100	1,046
Regency Centers LP
4.400% due 02/01/2047		1,100	894
4.650% due 03/15/2049		500	420
Rexford Industrial Realty LP
2.125% due 12/01/2030		1,800	1,423
2.150% due 09/01/2031		1,500	1,171
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		1,700	1,376
6.750% due 06/24/2024 •(g)(h)	GBP	700	834
SBA Tower Trust 2.328% due 07/15/2052		$200	171
Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	1,570
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		1,900	1,619
Societe Generale SA 6.221% due 06/15/2033 •		4,600	4,286
Spirit Realty LP
3.200% due 02/15/2031		4,300	3,516
4.450% due 09/15/2026		1,300	1,226
Standard Chartered PLC
3.265% due 02/18/2036 •		1,300	1,024
3.603% due 01/12/2033 •		3,600	2,885
6.301% due 01/09/2029 •		1,500	1,510
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		3,100	2,479
Stifel Financial Corp. 4.000% due 05/15/2030		1,100	940
STORE Capital Corp. 2.750% due 11/18/2030		1,400	1,014
Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031		900	719
3.050% due 01/14/2042		10,000	7,488
Sunac China Holdings Ltd. 6.500% due 07/09/2023 ^(b)		4,200	652
SVB Financial Group 4.570% due 04/29/2033 ^(b)		3,200	2,148
Synchrony Financial 2.875% due 10/28/2031		3,800	2,767
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	331
6.850% due 12/16/2039		371	411
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	725	822
5.661% due 10/13/2041		47	55
5.744% due 04/13/2040		91	107
7.623% due 07/13/2039		2,925	3,954
Travelers Cos., Inc.
4.050% due 03/07/2048		$1,000	841
5.450% due 05/25/2053		6,400	6,704
Trust Fibra Uno
6.390% due 01/15/2050		900	713
6.950% due 01/30/2044		5,300	4,510
UBS Group AG
3.179% due 02/11/2043 •		1,400	973
3.750% due 03/26/2025		500	479
4.194% due 04/01/2031 •		600	534

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.375% due 02/10/2031 •(g)(h)		3,900	2,757
4.875% due 02/12/2027 •(g)(h)		6,400	5,140
5.959% due 01/12/2034 •		7,200	7,167
6.442% due 08/11/2028 •		10,650	10,698
6.537% due 08/12/2033 •		8,700	8,918
UDR, Inc. 4.400% due 01/26/2029		700	659
UniCredit SpA
5.459% due 06/30/2035 •		1,294	1,099
7.296% due 04/02/2034 •		1,400	1,320
7.830% due 12/04/2023		6,900	6,941
Unum Group 4.500% due 12/15/2049		3,100	2,384
Ventas Realty LP 4.875% due 04/15/2049		500	428
VICI Properties LP
3.875% due 02/15/2029		2,800	2,460
4.500% due 01/15/2028		400	368
5.625% due 05/15/2052		2,000	1,784
5.750% due 02/01/2027		1,900	1,861
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	401
5.700% due 07/15/2043		630	607
WEA Finance LLC 3.750% due 09/17/2024		900	850
Wells Fargo & Co.
3.068% due 04/30/2041 •		2,500	1,841
3.350% due 03/02/2033 •		6,600	5,651
4.611% due 04/25/2053 •		11,300	9,920
4.650% due 11/04/2044		70	59
Wells Fargo Bank NA 6.600% due 01/15/2038		3,700	4,015
Welltower, Inc.
4.950% due 09/01/2048		2,950	2,639
5.125% due 03/15/2043		800	691
6.500% due 03/15/2041		925	954
Weyerhaeuser Co.
4.000% due 11/15/2029		6,900	6,368
6.950% due 10/01/2027		16,922	17,955
7.375% due 03/15/2032		681	760
Willis North America, Inc.
3.875% due 09/15/2049		725	529
5.350% due 05/15/2033		1,500	1,464
Yango Justice International Ltd.
7.500% due 04/15/2024 ^(b)		1,600	34
7.500% due 02/17/2025 ^(b)		300	3

			676,615

INDUSTRIALS 33.3%
7-Eleven, Inc. 2.800% due 02/10/2051		3,000	1,904
AbbVie, Inc.
4.050% due 11/21/2039		2,900	2,526
4.250% due 11/21/2049		21,000	18,139
4.400% due 11/06/2042		2,970	2,661
4.450% due 05/14/2046		7,000	6,171
4.700% due 05/14/2045		900	823
4.750% due 03/15/2045		3,000	2,746
4.850% due 06/15/2044		3,300	3,078
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		1,400	1,302
Activision Blizzard, Inc. 2.500% due 09/15/2050		6,900	4,443
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		1,800	1,340
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		734	555
AEP Transmission Co. LLC 4.250% due 09/15/2048		300	258
Aetna, Inc. 4.125% due 11/15/2042		25	21
Air Canada Pass-Through Trust 3.300% due 07/15/2031		616	546
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,608	1,547
Alcon Finance Corp. 3.800% due 09/23/2049		2,200	1,710
Alibaba Group Holding Ltd. 4.200% due 12/06/2047		6,200	4,878
Altice France SA 3.375% due 01/15/2028	EUR	2,200	1,758
Altria Group, Inc.
3.875% due 09/16/2046		$3,200	2,246
5.800% due 02/14/2039		4,100	4,018

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Amazon.com, Inc.
2.700% due 06/03/2060	6,400	4,122
4.100% due 04/13/2062	1,200	1,034
American Airlines Pass-Through Trust
3.200% due 12/15/2029	2,021	1,814
3.375% due 11/01/2028	3,002	2,696
3.650% due 02/15/2029	2,873	2,650
4.000% due 01/15/2027	331	299
Amgen, Inc.
2.800% due 08/15/2041	100	71
3.375% due 02/21/2050	10,700	7,849
4.563% due 06/15/2048	2,610	2,315
4.663% due 06/15/2051	5,053	4,530
4.875% due 03/01/2053	5,400	4,972
5.650% due 03/02/2053	6,000	6,081
5.750% due 03/02/2063	4,800	4,873
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	600	515
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	10,000	9,733
4.900% due 02/01/2046	3,400	3,253
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	4,100	3,695
4.950% due 01/15/2042	5,600	5,473
Apple, Inc. 4.850% due 05/10/2053	14,200	14,563
Aptiv PLC
3.100% due 12/01/2051	3,600	2,267
4.150% due 05/01/2052	1,500	1,143
ArcelorMittal SA 6.800% due 11/29/2032	3,100	3,184
Arrow Electronics, Inc. 2.950% due 02/15/2032	1,500	1,239
Bacardi Ltd. 5.300% due 05/15/2048	3,600	3,392
BAE Systems PLC 3.000% due 09/15/2050	1,800	1,237
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	300	222
Bayer U.S. Finance LLC
4.400% due 07/15/2044 (k)	6,000	4,795
4.625% due 06/25/2038	1,800	1,569
4.700% due 07/15/2064	75	60
4.875% due 06/25/2048	3,400	3,061
Berry Global, Inc. 1.570% due 01/15/2026	1,400	1,263
Biogen, Inc. 3.250% due 02/15/2051	1,122	784
Boardwalk Pipelines LP 3.400% due 02/15/2031	2,100	1,809
Boeing Co.
3.625% due 02/01/2031	7,900	7,118
3.650% due 03/01/2047	800	575
5.705% due 05/01/2040	6,400	6,389
5.805% due 05/01/2050	7,400	7,379
5.930% due 05/01/2060	7,760	7,692
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	1,500	1,048
Boston Scientific Corp.
4.700% due 03/01/2049	1,516	1,423
6.500% due 11/15/2035	1,500	1,679
BP Capital Markets America, Inc. 3.060% due 06/17/2041	800	607
Bristol-Myers Squibb Co.
3.700% due 03/15/2052	1,200	974
4.250% due 10/26/2049	630	559
British Airways Pass-Through Trust
3.300% due 06/15/2034	3,111	2,704
4.125% due 03/20/2033	2,100	1,868
Broadcom, Inc.
2.600% due 02/15/2033	2,000	1,564
3.137% due 11/15/2035	1,728	1,326
3.187% due 11/15/2036	1,611	1,218
3.419% due 04/15/2033	7,649	6,400
3.469% due 04/15/2034	5,300	4,350
3.500% due 02/15/2041	5,300	3,968
4.150% due 11/15/2030	1,650	1,519
4.300% due 11/15/2032	3,500	3,212
4.926% due 05/15/2037	8,188	7,415
Burlington Northern Santa Fe LLC
4.450% due 01/15/2053	1,002	918
5.200% due 04/15/2054	12,798	13,067
Caesars Entertainment, Inc. 7.000% due 02/15/2030	2,700	2,714
Canadian Pacific Railway Co.
3.100% due 12/02/2051	1,500	1,066

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

3.500% due 05/01/2050	4,234	3,247
6.125% due 09/15/2115	6,470	6,700
CDW LLC 3.569% due 12/01/2031	1,900	1,606
Celeo Redes Operacion Chile SA 5.200% due 06/22/2047	473	428
Cellnex Finance Co. SA 3.875% due 07/07/2041	600	440
Celulosa Arauco y Constitucion SA 5.500% due 11/02/2047	1,500	1,257
Centene Corp. 4.625% due 12/15/2029	1,900	1,751
CF Industries, Inc.
5.150% due 03/15/2034	3,200	3,064
5.375% due 03/15/2044	2,800	2,554
Champion Path Holdings Ltd. 4.850% due 01/27/2028	2,100	1,701
Charter Communications Operating LLC
3.500% due 06/01/2041	2,500	1,693
3.700% due 04/01/2051	11,000	6,959
3.850% due 04/01/2061	9,600	5,815
3.900% due 06/01/2052	3,800	2,490
3.950% due 06/30/2062	3,800	2,341
4.400% due 12/01/2061	3,100	2,095
4.800% due 03/01/2050	5,000	3,777
5.250% due 04/01/2053	1,800	1,455
5.375% due 05/01/2047	5,100	4,220
5.750% due 04/01/2048	3,025	2,592
6.484% due 10/23/2045	80	75
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	1,026
3.700% due 11/15/2029	6,500	5,891
Cheniere Energy Partners LP 3.250% due 01/31/2032	2,100	1,731
Children's Hospital Corp. 4.115% due 01/01/2047	25	22
Cigna Group
3.875% due 10/15/2047	115	91
4.900% due 12/15/2048	40	37
Cleveland Clinic Foundation 4.858% due 01/01/2114	45	41
Columbia Pipeline Group, Inc. 5.800% due 06/01/2045	50	49
Comcast Corp.
2.937% due 11/01/2056	12,149	7,920
3.999% due 11/01/2049	25	21
5.500% due 05/15/2064	3,800	3,857
Conagra Brands, Inc. 5.300% due 11/01/2038	6,500	6,252
Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	1,040
5.250% due 11/15/2048	3,500	3,355
Continental Resources, Inc. 5.750% due 01/15/2031	2,200	2,092
Corp. Nacional del Cobre de Chile
4.375% due 02/05/2049	1,000	843
4.500% due 08/01/2047	3,000	2,563
CoStar Group, Inc. 2.800% due 07/15/2030	800	661
CRH America Finance, Inc. 4.500% due 04/04/2048	3,800	3,213
CRH America, Inc. 5.125% due 05/18/2045	30	27
CSL Finanace PLC Co. 4.625% due 04/27/2042	900	836
CSN Resources SA
4.625% due 06/10/2031	1,900	1,452
5.875% due 04/08/2032	3,900	3,145
7.625% due 04/17/2026	974	967
CSX Corp.
3.800% due 11/01/2046	75	60
4.250% due 11/01/2066	20	17
CVS Health Corp.
4.780% due 03/25/2038	705	651
5.300% due 12/05/2043	6,700	6,414
5.625% due 02/21/2053	8,600	8,556
5.875% due 06/01/2053	3,200	3,284
CVS Pass-Through Trust
4.704% due 01/10/2036	1,316	1,216
7.507% due 01/10/2032	10,628	11,091
8.353% due 07/10/2031	230	247
Daimler Truck Finance North America LLC 2.500% due 12/14/2031	1,200	976
Dell International LLC
3.450% due 12/15/2051	6,600	4,433
6.020% due 06/15/2026	1,500	1,525

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

8.100% due 07/15/2036	3,128	3,662
Delta Air Lines, Inc.
2.900% due 10/28/2024	3,000	2,883
4.750% due 10/20/2028	2,600	2,526
7.375% due 01/15/2026	2,262	2,360
Devon Energy Corp. 4.750% due 05/15/2042	2,390	2,018
Discovery Communications LLC 4.000% due 09/15/2055	3,000	1,997
DT Midstream, Inc. 4.300% due 04/15/2032	2,900	2,514
Eastern Gas Transmission & Storage, Inc. 4.600% due 12/15/2044	1,200	1,015
Ecopetrol SA 7.375% due 09/18/2043	3,750	3,131
Elevance Health, Inc.
4.550% due 03/01/2048	1,400	1,231
4.650% due 01/15/2043	1,435	1,313
4.850% due 08/15/2054	85	74
5.100% due 01/15/2044	500	476
5.125% due 02/15/2053	8,100	7,861
Eli Lilly & Co. 4.950% due 02/27/2063	5,100	5,209
Embotelladora Andina SA 3.950% due 01/21/2050	800	624
Enbridge Energy Partners LP 5.500% due 09/15/2040	500	474
Enbridge, Inc. 4.500% due 06/10/2044	271	226
Energy Transfer LP
5.000% due 05/15/2044	4,857	4,103
5.150% due 03/15/2045	11,100	9,587
5.300% due 04/01/2044	1,400	1,216
5.350% due 05/15/2045	2,465	2,158
6.125% due 12/15/2045	2,819	2,682
Entergy Louisiana LLC 4.200% due 04/01/2050	4,200	3,530
Enterprise Products Operating LLC
4.450% due 02/15/2043	5,697	5,014
4.850% due 03/15/2044	6,579	6,080
4.950% due 10/15/2054	830	755
8.304% (US0003M + 2.986%) due 08/16/2077 ~	1,450	1,429
EQM Midstream Partners LP 6.500% due 07/15/2048	1,600	1,449
Estee Lauder Cos., Inc. 5.150% due 05/15/2053	1,000	1,019
Expedia Group, Inc. 3.250% due 02/15/2030	900	784
Exxon Mobil Corp. 4.114% due 03/01/2046	90	79
Ferguson Finance PLC 3.250% due 06/02/2030	700	608
Fidelity National Information Services, Inc.
5.100% due 07/15/2032	1,500	1,456
5.625% due 07/15/2052	500	472
Fiserv, Inc. 4.400% due 07/01/2049	1,355	1,146
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	7,300	5,814
Flex Ltd. 4.875% due 06/15/2029	2,000	1,914
Ford Foundation 2.815% due 06/01/2070	1,600	991
Fortune Star BVI Ltd. 6.850% due 07/02/2024	2,300	2,076
Fox Corp. 5.576% due 01/25/2049	2,425	2,273
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	1,800	1,367
GATX Corp. 4.500% due 03/30/2045	1,038	823
GE Capital Funding LLC 4.550% due 05/15/2032	3,992	3,879
Gilead Sciences, Inc. 4.150% due 03/01/2047	3,465	3,010
Global Payments, Inc.
3.200% due 08/15/2029	1,200	1,044
4.150% due 08/15/2049	1,700	1,275
5.950% due 08/15/2052	300	287
Greensaif Pipelines Bidco SARL 6.510% due 02/23/2042	1,900	1,977
Haleon U.S. Capital LLC 4.000% due 03/24/2052	1,000	832
HCA, Inc.
3.500% due 07/15/2051	4,900	3,395
4.375% due 03/15/2042	2,040	1,692

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.625% due 03/15/2052	3,100	2,550
5.125% due 06/15/2039	2,400	2,229
5.250% due 06/15/2049	2,600	2,348
5.900% due 06/01/2053	800	793
Helmerich & Payne, Inc. 2.900% due 09/29/2031	3,950	3,187
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052	3,600	2,914
Holcim Finance U.S. LLC 4.750% due 09/22/2046	1,421	1,198
Humana, Inc.
4.625% due 12/01/2042	40	35
4.800% due 03/15/2047	1,600	1,451
5.500% due 03/15/2053	2,770	2,761
5.875% due 03/01/2033	630	655
Hyatt Hotels Corp.
4.375% due 09/15/2028	800	756
5.750% due 04/23/2030	900	901
Imperial Brands Finance PLC
3.875% due 07/26/2029	6,700	5,911
6.125% due 07/27/2027	2,600	2,607
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	1,700	1,285
Intel Corp.
3.200% due 08/12/2061	5,000	3,253
5.700% due 02/10/2053	7,000	7,126
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,178	1,004
Johnson Controls, Inc.
4.950% due 07/02/2064	20	18
5.700% due 03/01/2041	55	50
Kaiser Foundation Hospitals 4.150% due 05/01/2047	520	455
Kenvue, Inc. 5.050% due 03/22/2053	2,000	2,043
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	40	33
6.950% due 01/15/2038	270	290
7.400% due 03/15/2031	100	109
Kinder Morgan, Inc.
5.200% due 06/01/2033	9,550	9,259
6.950% due 06/01/2028	3,795	4,033
7.420% due 02/15/2037	2,980	3,231
8.050% due 10/15/2030	3,825	4,267
Laboratory Corp. of America Holdings 4.700% due 02/01/2045	1,900	1,649
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,400	2,257
3.200% due 08/08/2024	200	194
3.900% due 08/08/2029	4,400	3,931
Leidos, Inc. 4.375% due 05/15/2030	250	230
Lenovo Group Ltd. 3.421% due 11/02/2030	1,600	1,349
Lockheed Martin Corp.
4.300% due 06/15/2062	5,000	4,434
5.200% due 02/15/2055	6,000	6,197
Lowe's Cos., Inc. 2.800% due 09/15/2041	2,700	1,912
Marathon Petroleum Corp. 6.500% due 03/01/2041	1,800	1,857
Marriott International, Inc.
3.500% due 10/15/2032	200	173
4.625% due 06/15/2030	5,300	5,079
5.000% due 10/15/2027	8,800	8,736
Marvell Technology, Inc. 2.950% due 04/15/2031	4,000	3,355
Masco Corp. 4.500% due 05/15/2047	2,200	1,783
McDonald's Corp.
4.450% due 09/01/2048	25	22
4.875% due 12/09/2045	85	81
MDC Holdings, Inc. 3.966% due 08/06/2061	500	299
Melco Resorts Finance Ltd.
4.875% due 06/06/2025	3,280	3,128
5.250% due 04/26/2026	800	741
5.375% due 12/04/2029	900	748
5.750% due 07/21/2028	1,200	1,062
Memorial Sloan-Kettering Cancer Center 4.125% due 07/01/2052	40	34
Meta Platforms, Inc. 5.750% due 05/15/2063	7,600	7,872
MGM China Holdings Ltd.
4.750% due 02/01/2027	4,808	4,380
5.250% due 06/18/2025	1,700	1,632

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.875% due 05/15/2026	1,538	1,467
Micron Technology, Inc. 3.477% due 11/01/2051	7,300	4,877
Moody's Corp.
3.100% due 11/29/2061	4,000	2,637
4.875% due 12/17/2048	35	33
MPLX LP
4.500% due 04/15/2038	25	22
4.900% due 04/15/2058	1,900	1,534
4.950% due 03/14/2052	700	595
5.200% due 03/01/2047	900	791
5.200% due 12/01/2047	60	53
Netflix, Inc.
4.875% due 04/15/2028	1,700	1,683
5.375% due 11/15/2029	700	703
New York & Presbyterian Hospital 4.063% due 08/01/2056	45	38
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	3,225	3,212
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	4,500	4,096
4.810% due 09/17/2030	700	615
Norfolk Southern Corp.
3.155% due 05/15/2055	3,600	2,467
4.550% due 06/01/2053	1,300	1,176
Northern Natural Gas Co. 4.300% due 01/15/2049	5,000	4,086
Northwell Healthcare, Inc.
3.809% due 11/01/2049	2,500	1,878
4.260% due 11/01/2047	30	25
Novartis Capital Corp. 4.400% due 05/06/2044	35	34
NVR, Inc. 3.000% due 05/15/2030	3,600	3,121
NXP BV
3.400% due 05/01/2030	1,000	885
4.300% due 06/18/2029	4,000	3,772
5.550% due 12/01/2028	600	604
Occidental Petroleum Corp.
6.600% due 03/15/2046	900	928
6.625% due 09/01/2030	1,800	1,872
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (d)(g)	1,253	3
ONE Gas, Inc.
4.500% due 11/01/2048	20	17
4.658% due 02/01/2044	50	45
ONEOK Partners LP 6.125% due 02/01/2041	7,125	6,896
Oracle Corp.
3.600% due 04/01/2050	8,391	6,001
3.650% due 03/25/2041 (i)	5,700	4,395
3.850% due 04/01/2060	10,715	7,559
3.950% due 03/25/2051 (i)	15,900	12,031
4.100% due 03/25/2061 (i)	8,500	6,280
4.375% due 05/15/2055	1,100	880
4.900% due 02/06/2033	800	777
Owens Corning
4.300% due 07/15/2047	1,618	1,326
4.400% due 01/30/2048	700	579
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	6,600	6,002
Petroleos Mexicanos 10.000% due 02/07/2033	4,000	3,667
Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043	10,700	10,731
5.300% due 05/19/2053	4,200	4,370
5.340% due 05/19/2063	2,000	2,026
Philip Morris International, Inc.
3.875% due 08/21/2042	2,600	2,059
5.750% due 11/17/2032	7,500	7,685
Pioneer Natural Resources Co. 7.200% due 01/15/2028	17,016	18,031
Prosus NV
3.680% due 01/21/2030	1,000	849
3.832% due 02/08/2051	2,700	1,660
4.987% due 01/19/2052	400	289
Quanta Services, Inc. 3.050% due 10/01/2041	4,000	2,781
QVC, Inc. 5.950% due 03/15/2043	2,565	1,253
Raytheon Technologies Corp.
4.050% due 05/04/2047	2,705	2,306
4.350% due 04/15/2047	700	621
4.450% due 11/16/2038	800	737
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	900	718

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Reliance Industries Ltd.
3.625% due 01/12/2052		500	357
3.750% due 01/12/2062		2,900	2,043
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		1,077	1,010
Reynolds American, Inc.
5.850% due 08/15/2045		1,500	1,336
6.150% due 09/15/2043		500	482
7.250% due 06/15/2037		660	691
Rockies Express Pipeline LLC
4.800% due 05/15/2030		2,200	1,925
4.950% due 07/15/2029		3,000	2,748
Rogers Communications, Inc.
3.800% due 03/15/2032		5,400	4,722
4.500% due 03/15/2042		1,800	1,496
4.550% due 03/15/2052		1,800	1,449
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	100	118
Royalty Pharma PLC 3.550% due 09/02/2050		$4,300	2,908
S&P Global, Inc. 3.250% due 12/01/2049		3,000	2,258
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		800	759
4.500% due 05/15/2030		7,200	6,851
Sands China Ltd. 5.900% due 08/08/2028		400	382
Santos Finance Ltd. 3.649% due 04/29/2031		4,500	3,740
Saudi Arabian Oil Co. 3.500% due 11/24/2070		5,000	3,333
Southern Co.
3.750% due 09/15/2051 •		5,000	4,267
4.250% due 07/01/2036		3,640	3,246
Southern Natural Gas Co. LLC
4.800% due 03/15/2047		65	55
7.350% due 02/15/2031		1,400	1,493
Spectra Energy Partners LP 4.500% due 03/15/2045		1,675	1,382
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		8,800	7,391
7.500% due 04/15/2025		2,400	2,375
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		176	160
Starbucks Corp. 4.500% due 11/15/2048		40	36
Studio City Co. Ltd. 7.000% due 02/15/2027		4,800	4,502
Sutter Health
3.161% due 08/15/2040		350	265
3.361% due 08/15/2050		400	288
Suzano Austria GmbH
6.000% due 01/15/2029		1,400	1,392
7.000% due 03/16/2047		1,840	1,856
Syneos Health, Inc. 3.625% due 01/15/2029		900	881
T-Mobile USA, Inc.
3.300% due 02/15/2051		4,700	3,301
3.400% due 10/15/2052		10,900	7,790
3.500% due 04/15/2031		200	177
3.600% due 11/15/2060		11,300	7,943
3.875% due 04/15/2030		6,695	6,172
5.650% due 01/15/2053		4,200	4,268
Targa Resources Corp. 4.950% due 04/15/2052		500	414
Target Corp. 4.500% due 09/15/2032		550	537
TD SYNNEX Corp. 2.650% due 08/09/2031		1,500	1,151
Telefonica Emisiones SA 4.895% due 03/06/2048		3,500	2,924
Tencent Holdings Ltd.
2.390% due 06/03/2030		1,800	1,496
3.240% due 06/03/2050		2,700	1,774
3.680% due 04/22/2041		2,600	2,015
3.840% due 04/22/2051		5,800	4,266
3.925% due 01/19/2038		400	330
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	2,991
8.375% due 06/15/2032		1,275	1,458
Time Warner Cable LLC
4.500% due 09/15/2042		820	614
5.250% due 07/15/2042	GBP	800	805
5.500% due 09/01/2041		$6,225	5,184
5.875% due 11/15/2040		4,520	3,991
6.550% due 05/01/2037		1,400	1,343

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

6.750% due 06/15/2039		4,984	4,793
7.300% due 07/01/2038		6,900	7,038
TopBuild Corp. 4.125% due 02/15/2032		1,600	1,365
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		4,400	3,946
7.625% due 01/15/2039		1,925	2,231
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048		4,440	3,780
Travel & Leisure Co. 4.625% due 03/01/2030		2,200	1,864
Trimble, Inc. 6.100% due 03/15/2033		800	811
Trustees of the University of Pennsylvania 4.674% due 09/01/2112		700	625
Unigel Luxembourg SA 8.750% due 10/01/2026		2,200	723
Union Pacific Corp. 3.875% due 02/01/2055		35	28
United Airlines Pass-Through Trust
2.700% due 11/01/2033		5,841	4,908
3.100% due 01/07/2030		426	386
3.450% due 01/07/2030		3,478	3,010
4.000% due 10/11/2027		449	423
4.150% due 02/25/2033		1,875	1,723
4.300% due 02/15/2027		40	38
4.550% due 08/25/2031		3,308	2,952
5.875% due 04/15/2029		2,587	2,568
UnitedHealth Group, Inc.
3.700% due 08/15/2049		170	137
3.875% due 08/15/2059		7,100	5,780
5.050% due 04/15/2053		1,900	1,890
5.200% due 04/15/2063		8,800	8,812
6.050% due 02/15/2063		300	340
University of Southern California 5.250% due 10/01/2111		40	40
UPMC 5.035% due 05/15/2033		1,100	1,074
Vale Overseas Ltd. 6.875% due 11/10/2039		1,300	1,362
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		700	612
3.875% due 11/01/2033		3,000	2,461
Verisk Analytics, Inc. 3.625% due 05/15/2050		2,000	1,474
Viking Cruises Ltd. 13.000% due 05/15/2025		1,200	1,261
Virgin Australia Holdings Pty. Ltd. 8.125% due 11/15/2024 ^(b)		754	2
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,100	2,105
VMware, Inc.
2.200% due 08/15/2031		$5,900	4,639
3.900% due 08/21/2027		400	379
4.700% due 05/15/2030		2,100	2,005
Warnermedia Holdings, Inc.
5.141% due 03/15/2052		5,300	4,319
5.391% due 03/15/2062		11,000	8,972
Waste Connections, Inc. 4.200% due 01/15/2033		4,200	3,951
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	536
Williams Cos., Inc.
3.500% due 10/15/2051		3,500	2,419
5.100% due 09/15/2045		400	360
Woodside Finance Ltd.
3.650% due 03/05/2025		100	96
3.700% due 09/15/2026		1,300	1,224
3.700% due 03/15/2028		1,126	1,037
Workday, Inc. 3.800% due 04/01/2032		4,500	4,053
Wynn Macau Ltd.
5.500% due 10/01/2027		5,100	4,545
5.625% due 08/26/2028		3,850	3,364
Yara International ASA
3.148% due 06/04/2030		100	84
4.750% due 06/01/2028		1,100	1,046
Yellowstone Energy LP 5.750% due 12/31/2026 «		774	773
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	178

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.450% due 08/15/2045	2,397	2,042

		1,047,047

UTILITIES 14.8%
AEP Texas, Inc.
2.100% due 07/01/2030	700	572
4.150% due 05/01/2049	1,600	1,283
Alabama Power Co.
3.450% due 10/01/2049	2,100	1,541
4.150% due 08/15/2044	35	29
Ameren Illinois Co. 3.250% due 03/15/2050	1,000	734
Appalachian Power Co. 4.500% due 08/01/2032	3,100	2,908
Arizona Public Service Co.
3.350% due 05/15/2050	1,500	1,037
3.500% due 12/01/2049	1,400	984
4.500% due 04/01/2042	700	600
AT&T, Inc.
3.500% due 09/15/2053	6,630	4,698
3.550% due 09/15/2055	15,089	10,574
3.650% due 06/01/2051	8,300	6,098
3.650% due 09/15/2059	34,318	23,917
3.800% due 12/01/2057	30,117	21,830
Atmos Energy Corp. 4.125% due 10/15/2044	25	21
Baltimore Gas & Electric Co. 3.200% due 09/15/2049	4,000	2,910
Berkshire Hathaway Energy Co. 5.150% due 11/15/2043	85	79
Black Hills Corp. 3.875% due 10/15/2049	1,900	1,407
Brooklyn Union Gas Co. 4.487% due 03/04/2049	1,200	926
CenterPoint Energy Houston Electric LLC 3.350% due 04/01/2051	2,500	1,869
Cleco Corporate Holdings LLC 4.973% due 05/01/2046	400	338
Comision Federal de Electricidad 5.750% due 02/14/2042	55	47
Commonwealth Edison Co.
3.650% due 06/15/2046	55	43
4.000% due 03/01/2048	700	586
Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061	9,880	7,186
3.700% due 11/15/2059	1,700	1,245
4.500% due 05/15/2058	4,600	3,845
4.625% due 12/01/2054	40	34
4.650% due 12/01/2048	1,900	1,694
Constellation Energy Generation LLC
5.600% due 06/15/2042	2,195	2,124
5.800% due 03/01/2033	3,800	3,892
Consumers Energy Co.
4.050% due 05/15/2048	2,500	2,117
4.200% due 09/01/2052	3,100	2,659
Dominion Energy, Inc.
2.250% due 08/15/2031	2,700	2,177
5.950% due 06/15/2035	35	36
DTE Electric Co.
4.050% due 05/15/2048	1,600	1,335
5.400% due 04/01/2053	3,000	3,100
Duke Energy Carolinas LLC
3.950% due 03/15/2048	6,000	4,906
5.350% due 01/15/2053	6,800	6,899
5.400% due 01/15/2054	7,500	7,649
Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,402
3.500% due 06/15/2051	11,400	8,273
3.950% due 08/15/2047	2,300	1,790
4.800% due 12/15/2045	85	76
Duke Energy Florida LLC
3.400% due 10/01/2046	55	41
4.200% due 07/15/2048	25	21
Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	736
3.600% due 09/15/2047	900	691
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	700	561
E.ON International Finance BV 6.650% due 04/30/2038	600	636
Edison International
5.750% due 06/15/2027	1,400	1,401
8.125% due 06/15/2053 •	1,800	1,841
Electricite de France SA
4.950% due 10/13/2045	2,150	1,747

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

6.900% due 05/23/2053	400	415
9.125% due 03/15/2033 •(g)	2,000	2,056
Emera U.S. Finance LP 4.750% due 06/15/2046	2,100	1,707
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	2,403	2,222
Enel Finance America LLC 2.875% due 07/12/2041	9,750	6,425
Enel Finance International NV
4.750% due 05/25/2047	3,000	2,556
5.000% due 06/15/2032	2,000	1,892
5.500% due 06/15/2052	3,300	2,983
Entergy Arkansas LLC 5.150% due 01/15/2033	2,800	2,809
Entergy Corp. 3.750% due 06/15/2050	4,000	2,956
Exelon Corp. 5.625% due 06/15/2035	200	203
FirstEnergy Transmission LLC 5.450% due 07/15/2044	6,330	5,864
Florida Power & Light Co. 4.125% due 06/01/2048	120	104
Georgia Power Co.
3.250% due 03/15/2051	3,000	2,119
4.300% due 03/15/2042	80	69
4.750% due 09/01/2040	1,000	920
Gulf Power Co. 4.550% due 10/01/2044	4,000	3,567
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028 (a)	1,600	1,610
Indiana Michigan Power Co.
4.250% due 08/15/2048	20	17
4.550% due 03/15/2046	400	353
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	1,600	1,449
Jersey Central Power & Light Co. 6.150% due 06/01/2037	250	259
Kentucky Utilities Co. 4.375% due 10/01/2045	2,300	1,934
KeySpan Gas East Corp. 3.586% due 01/18/2052	3,000	2,034
MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	2,758
4.250% due 05/01/2046	3,450	2,909
4.250% due 07/15/2049	14,325	12,204
Mississippi Power Co. 4.250% due 03/15/2042	1,700	1,418
Monongahela Power Co. 5.400% due 12/15/2043	4,224	4,103
Nevada Power Co. 3.125% due 08/01/2050	5,300	3,509
New England Power Co. 3.800% due 12/05/2047	6,300	4,973
New York State Electric & Gas Corp. 3.300% due 09/15/2049	500	348
NGPL PipeCo LLC 7.768% due 12/15/2037	800	855
Niagara Mohawk Power Corp.
2.759% due 01/10/2032	2,500	2,035
5.783% due 09/16/2052	1,050	1,054
NiSource, Inc.
3.950% due 03/30/2048	1,245	1,002
4.375% due 05/15/2047	1,800	1,535
5.800% due 02/01/2042	300	290
Northern States Power Co. 5.100% due 05/15/2053	11,600	11,433
NSTAR Electric Co. 4.950% due 09/15/2052	1,300	1,264
Ohio Power Co.
2.900% due 10/01/2051	2,700	1,797
4.000% due 06/01/2049	85	69
Oi SA 10.000% due 07/27/2025 ^(b)	1,400	101
Oncor Electric Delivery Co. LLC 3.800% due 06/01/2049	110	89
ONEOK, Inc. 5.200% due 07/15/2048	9,862	8,420
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	1,881
3.250% due 06/01/2031	1,500	1,221
3.300% due 08/01/2040	2,700	1,823
3.500% due 08/01/2050	7,850	5,004
3.750% due 07/01/2028	2,400	2,153
3.950% due 12/01/2047	4,800	3,276
4.000% due 12/01/2046	100	67
4.300% due 03/15/2045	1,600	1,144

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.500% due 07/01/2040	4,200	3,271
4.500% due 12/15/2041	2,900	2,140
4.550% due 07/01/2030	5,700	5,163
4.650% due 08/01/2028	1,300	1,203
4.750% due 02/15/2044	1,200	933
4.950% due 07/01/2050	4,200	3,304
5.250% due 03/01/2052	2,700	2,198
6.700% due 04/01/2053	5,300	5,209
PacifiCorp
4.150% due 02/15/2050	200	155
5.350% due 12/01/2053	5,000	4,573
6.000% due 01/15/2039	90	88
PECO Energy Co. 4.375% due 08/15/2052	5,700	5,050
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% due 06/30/2050	4,000	2,863
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	2,900	1,993
3.640% due 11/01/2046	1,000	725
5.400% due 06/15/2033	700	699
PPL Electric Utilities Corp. 5.250% due 05/15/2053	3,500	3,574
Puget Energy, Inc. 4.100% due 06/15/2030	500	456
Puget Sound Energy, Inc. 4.223% due 06/15/2048	2,700	2,289
Rio Oil Finance Trust 8.200% due 04/06/2028	1,614	1,624
San Diego Gas & Electric Co.
3.700% due 03/15/2052	2,200	1,708
3.750% due 06/01/2047	1,895	1,481
4.100% due 06/15/2049	1,578	1,299
4.150% due 05/15/2048	2,795	2,336
4.500% due 08/15/2040	2,700	2,481
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044	5,100	5,056
Sempra Energy
4.000% due 02/01/2048	925	722
5.500% due 08/01/2033	2,000	1,988
6.000% due 10/15/2039	2,935	3,007
Southern California Edison Co.
2.950% due 02/01/2051	900	591
3.600% due 02/01/2045	1,400	1,032
3.900% due 12/01/2041	3,800	2,982
3.900% due 03/15/2043	8,500	6,772
4.000% due 04/01/2047	8,938	7,110
4.050% due 03/15/2042	2,000	1,621
4.125% due 03/01/2048	700	569
4.650% due 10/01/2043	2,300	2,019
4.875% due 03/01/2049	1,000	900
5.450% due 06/01/2052	3,100	3,025
5.625% due 02/01/2036	2,879	2,855
5.950% due 02/01/2038	1,500	1,545
6.050% due 03/15/2039	4,500	4,699
6.650% due 04/01/2029	1,000	1,036
Southern California Gas Co.
3.750% due 09/15/2042	1,600	1,260
3.950% due 02/15/2050	3,500	2,736
5.125% due 11/15/2040	300	290
5.200% due 06/01/2033	6,400	6,319
Southern Co. Gas Capital Corp.
3.950% due 10/01/2046	50	39
4.400% due 05/30/2047	3,400	2,828
Southern Power Co.
4.950% due 12/15/2046	85	75
5.150% due 09/15/2041	65	61
Southwest Gas Corp. 4.050% due 03/15/2032	1,580	1,424
Southwestern Electric Power Co.
3.250% due 11/01/2051	5,200	3,497
6.200% due 03/15/2040	8,200	8,416
Southwestern Public Service Co. 3.750% due 06/15/2049	1,600	1,230
Tampa Electric Co. 5.000% due 07/15/2052	3,900	3,632
Targa Resources Partners LP 4.000% due 01/15/2032	1,475	1,277
Tucson Electric Power Co. 5.500% due 04/15/2053	2,100	2,097
Union Electric Co. 5.450% due 03/15/2053	2,800	2,859
Verizon Communications, Inc.
2.850% due 09/03/2041	6,750	4,806
2.875% due 11/20/2050	3,000	1,957
2.987% due 10/30/2056	3,887	2,471
3.000% due 11/20/2060	21,700	13,568

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

4.862% due 08/21/2046	3,500	3,211
Virginia Electric & Power Co.
2.450% due 12/15/2050	1,850	1,110
2.950% due 11/15/2051	9,900	6,638
3.800% due 09/15/2047	300	235
Vodafone Group PLC
4.375% due 02/19/2043	400	336
4.875% due 06/19/2049	1,980	1,755
5.125% due 06/04/2081 •	3,900	2,835
5.750% due 02/10/2063	1,100	1,065
Washington Gas Light Co. 3.650% due 09/15/2049	900	673
Xcel Energy, Inc. 4.800% due 09/15/2041	40	36

		463,483

Total Corporate Bonds & Notes (Cost $2,599,223)		2,187,145

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 0.2%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	2,300	2,587
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	2,600	3,069
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	700	785
University of California Revenue Bond, Series 2012 4.858% due 05/15/2112	440	392
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	835	731

		7,564

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	9,671	11,101

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029	355	356
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,000	2,172

		2,528

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	800	910

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	4,750	5,221
7.834% due 02/15/2041	4,990	6,301
8.084% due 02/15/2050	1,000	1,356

		12,878

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	12,683

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	4,549
University of Texas System Revenue Bonds, Series 2017 3.354% due 08/15/2047	45	36

		4,585

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	1,055	1,158

Total Municipal Bonds & Notes (Cost $50,918)		53,407

U.S. GOVERNMENT AGENCIES 6.8%
Ginnie Mae, TBA
2.000% due 08/01/2053	4,000	3,365
2.500% due 08/01/2053	8,900	7,714
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2053	3,500	2,973

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

3.000% due 08/01/2053	14,200	12,518
3.500% due 08/01/2053	28,800	26,274
4.000% due 08/01/2053	116,700	109,620
4.500% due 08/01/2053	26,300	25,299
5.000% due 08/01/2053 - 09/01/2053	27,800	27,247

Total U.S. Government Agencies (Cost $215,938)		215,010

U.S. TREASURY OBLIGATIONS 30.9%
U.S. Treasury Bonds
1.750% due 08/15/2041 (m)	3,100	2,180
1.875% due 02/15/2041 (k)(m)	282,500	205,375
1.875% due 11/15/2051	96,359	63,650
2.000% due 11/15/2041 (k)(m)	142,400	104,336
2.250% due 05/15/2041	50,000	38,548
2.375% due 02/15/2042 (k)	37,400	29,135
2.375% due 05/15/2051 (m)(o)	14,000	10,416
2.500% due 02/15/2045 (m)(o)	38,400	29,750
2.875% due 05/15/2052 (k)(m)(o)	23,000	19,071
3.000% due 08/15/2048 (m)	160,500	135,513
3.125% due 08/15/2044 (m)(o)	8,200	7,100
3.375% due 08/15/2042 (m)(o)	30,000	27,245
3.625% due 02/15/2053 (k)	19,100	18,336
4.000% due 11/15/2042 (k)	114,100	113,423
U.S. Treasury Inflation Protected Securities (f)
0.750% due 02/15/2045	4,691	3,881
0.875% due 02/15/2047	8,012	6,730
1.500% due 02/15/2053	19,494	18,944
U.S. Treasury Notes
3.875% due 05/15/2043 (k)	95,500	93,202
4.125% due 11/15/2032	43,900	44,867

Total U.S. Treasury Obligations (Cost $1,164,514)		971,702

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Banc of America Funding Trust
5.500% due 01/25/2036 «	52	50
5.750% due 03/25/2036 «	78	60
Bear Stearns Adjustable Rate Mortgage Trust 4.004% due 11/25/2034 ~	456	434
Bear Stearns ALT-A Trust 4.939% due 11/25/2034 «~	19	17
BX Trust 6.092% due 10/15/2036 •	5,000	4,852
Chase Mortgage Finance Trust 3.913% due 12/25/2037 ^«~	145	122
Citigroup Commercial Mortgage Trust 3.251% due 05/10/2035	1,340	1,245
Commercial Mortgage Trust 3.178% due 02/10/2035	3,100	2,880
Countrywide Alternative Loan Trust 5.810% due 09/25/2035 •	185	145
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.290% due 07/25/2047 •	129	117
GSMPS Mortgage Loan Trust 5.500% due 03/25/2035 •	599	524
IndyMac INDX Mortgage Loan Trust 5.750% due 07/25/2035 •	252	205
JP Morgan Mortgage Trust 3.854% due 11/25/2033 «~	6	6
Merrill Lynch Mortgage Investors Trust 3.918% due 05/25/2033 ~	4	4
NAAC Reperforming Loan REMIC Trust 5.600% due 02/25/2035 ^•	848	721
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	5,784	5,329
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.937% due 08/25/2035 «~	33	32
6.220% due 02/25/2035 •	300	294
Residential Accredit Loans, Inc. Trust 4.073% due 02/25/2035 ^~	385	313
Residential Funding Mortgage Securities, Inc. Trust 4.609% due 02/25/2036 ^~	191	166
Sequoia Mortgage Trust 5.931% due 05/20/2034 •	320	297
Structured Adjustable Rate Mortgage Loan Trust 5.116% due 03/25/2034 «~	7	6
Towd Point Mortgage Trust 6.150% due 05/25/2058 •	293	292
WaMu Mortgage Pass-Through Certificates Trust
2.588% due 11/25/2041 ~	134	120

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

6.030% due 07/25/2044 •		129	121

Total Non-Agency Mortgage-Backed Securities (Cost $18,851)			18,352

ASSET-BACKED SECURITIES 1.2%
ACE Securities Corp. Home Equity Loan Trust 5.945% due 01/25/2035 •		710	650
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ		1,773	1,082
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.020% due 07/25/2034 •		117	115
Asset-Backed Securities Corp. Home Equity Loan Trust 6.110% due 07/25/2035 «•		32	31
Bayview Financial Acquisition Trust 6.601% due 05/28/2037 «þ		2	2
Bear Stearns Asset-Backed Securities Trust
4.705% due 12/25/2035 •		60	60
5.890% due 01/25/2034 «•		3	3
BPCRE Holder LLC 7.491% due 01/16/2037 •		3,000	2,985
ECAF Ltd. 4.947% due 06/15/2040		2,319	1,405
JP Morgan Mortgage Acquisition Corp. 5.870% due 12/25/2035 •		549	546
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		665	553
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		2,140	1,773
LCM LP 6.270% due 04/20/2031 •		1,600	1,583
MAPS Ltd. 4.212% due 05/15/2043		921	822
METAL LLC 4.581% due 10/15/2042		1,962	1,195
MF1 Ltd. 6.417% due 02/19/2037 •		3,000	2,933
OZLM Ltd. 6.300% due 04/20/2031 •		7,500	7,427
RAAC Trust 5.910% due 10/25/2046 •		69	65
RBSSP Resecuritization Trust 5.298% due 11/26/2036 •		226	221
Ready Capital Mortgage Financing LLC 7.463% due 10/25/2039 •		5,000	5,020
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		1,306	1,089
Saxon Asset Securities Trust 2.029% due 03/25/2035 ^•		141	137
Start Ltd. 4.089% due 03/15/2044		602	531
Texas Natural Gas Securitization Finance Corp. 5.169% due 04/01/2041		5,400	5,568
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		3,200	2,922

Total Asset-Backed Securities (Cost $41,699)			38,718

SOVEREIGN ISSUES 1.4%
Argentina Government International Bond
1.000% due 07/09/2029		253	83
1.500% due 07/09/2046 þ		172	52
3.500% due 07/09/2041 þ		16,048	5,167
Australia Government International Bond 1.000% due 11/21/2031	AUD	7,750	4,064
Chile Government International Bond
3.860% due 06/21/2047		$40	33
4.000% due 01/31/2052		600	491
Colombia Government International Bond 7.500% due 02/02/2034		2,600	2,549
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	1,776
3.875% due 04/16/2050		3,400	2,867
Panama Government International Bond 4.500% due 05/15/2047		35	28
Philippines Government International Bond 5.500% due 01/17/2048		400	411
Qatar Government International Bond 4.817% due 03/14/2049		1,000	963
Romania Government International Bond
1.750% due 07/13/2030	EUR	1,100	917
2.875% due 04/13/2042		1,100	740
3.750% due 02/07/2034		400	354
Russia Government International Bond
4.250% due 06/23/2027 ^(b)		$400	174
4.750% due 05/27/2026 ^(b)		600	303
5.250% due 06/23/2047 ^(b)		200	89

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.250% due 06/23/2047 ^«(b)		800	48
5.625% due 04/04/2042 ^(b)		200	136
Saudi Government International Bond 3.450% due 02/02/2061		12,000	8,462
South Africa Government International Bond
8.250% due 03/31/2032	ZAR	10,000	447
8.875% due 02/28/2035		80,000	3,484
10.500% due 12/21/2026		183,200	10,109
Ukraine Government International Bond 7.375% due 09/25/2034 ^(b)		$1,000	235

Total Sovereign Issues (Cost $60,849)			43,982

		SHARES
COMMON STOCKS 0.1%
INDUSTRIALS 0.1%
Drillco Holding Lux SA «(c)		63,984	1,228
Westmoreland Mining Holdings «(c)		32,414	215
Westmoreland Mining Holdings «(c)(i)		32,131	402

			1,845

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(c)		182,295	0

Total Common Stocks (Cost $2,751)			1,845

WARRANTS 0.0%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «		874	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024		8,823	1

Total Warrants (Cost $138)			1

PREFERRED SECURITIES 3.5%
BANKING & FINANCE 0.0%
PNC Financial Services Group, Inc. 6.250% due 03/15/2030 •(g)		1,600,000	1,443

FINANCIALS 2.6%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)		40,000	3,982
American AgCredit Corp. 5.250% due 06/15/2026 •(g)		11,000,000	9,794
Bank of America Corp. 5.125% due 06/20/2024 •(g)		1,100,000	1,068
Capital Farm Credit ACA 5.000% due 03/15/2026 •(g)		6,400,000	5,944
Charles Schwab Corp.
4.000% due 12/01/2030 •(g)		9,000,000	6,610
5.000% due 12/01/2027 •(g)		2,300,000	1,755
Citigroup, Inc. 4.700% due 01/30/2025 •(g)		4,800,000	4,143
Citizens Financial Group, Inc. 4.000% due 10/06/2026 •(g)		1,100,000	831
CoBank ACB
4.250% due 01/01/2027 •(g)		3,500,000	2,781
6.250% due 10/01/2026 •(g)		3,700,000	3,498
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(g)		4,500,000	3,330
Discover Financial Services
5.500% due 10/30/2027 •(g)		1,500,000	1,147
6.125% due 06/23/2025 •(g)		3,100,000	2,972
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(g)		4,400,000	3,419
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(g)		4,200,000	3,719
4.000% due 04/01/2025 •(g)		5,800,000	5,272
4.200% due 09/01/2026 (g)		75,000	1,447
4.625% due 06/01/2026 (g)		111,000	2,273
5.000% due 08/01/2024 •(g)		277,000	270
6.125% due 04/30/2024 •(g)		6,877,000	6,886
Morgan Stanley 6.500% due 10/15/2027 (g)		99,100	2,573

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Nationwide Building Society 10.250% ~	2,785	408
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(g)	900,000	666
State Street Corp. 5.900% (US0003M + 3.108%) due 03/15/2024 ~(g)	22,800	580
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)	1,822,950	1,849
Truist Financial Corp. 5.100% due 03/01/2030 •(g)	1,200,000	1,037
U.S. Bancorp 5.300% due 04/15/2027 •(g)	3,600,000	2,923
Wells Fargo & Co. 4.750% due 03/15/2025 (g)	98,700	1,879

		83,056

INDUSTRIALS 0.7%
Energy Transfer LP 6.500% due 11/15/2026 •(g)	1,700,000	1,537
General Electric Co. 8.882% (US0003M + 3.330%) due 09/15/2023 ~(g)(k)	18,765,000	18,825

		20,362

UTILITIES 0.2%
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(g)	2,200,000	2,137
Edison International 5.000% due 12/15/2026 •(g)	1,900,000	1,648
Sempra Energy 4.875% due 10/15/2025 •(g)	3,000,000	2,804

		6,589

Total Preferred Securities (Cost $124,805)		111,450

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (j) 0.4%		12,170

U.S. TREASURY BILLS 0.0%
5.226% due 09/14/2023 (d)(e)(o)	$396	392

Total Short-Term Instruments (Cost $12,562)		12,562

Total Investments in Securities (Cost $4,327,429)		3,684,571

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	33,651	327

Total Short-Term Instruments (Cost $327)		327

Total Investments in Affiliates (Cost $327)		327

Total Investments 117.3% (Cost $4,327,756)		$3,684,898
Financial Derivative Instruments (l)(n) 0.0%(Cost or Premiums, net $28,015)		705
Other Assets and Liabilities, net (17.3)%		(545,508)

Net Assets 100.0%		$3,140,095

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc. 3.057% due 01/25/2033	01/18/2022	$2,500	$2,088	0.07%
Deutsche Bank AG 3.729% due 01/14/2032	01/11/2021 - 02/01/2021	5,896	4,465	0.14
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	9,890	7,062	0.22
Oracle Corp. 3.650% due 03/25/2041	03/22/2021	5,665	4,395	0.14
Oracle Corp. 3.950% due 03/25/2051	03/22/2021 - 06/20/2023	14,087	12,031	0.38
Oracle Corp. 4.100% due 03/25/2061	03/22/2021	8,484	6,280	0.20
Westmoreland Mining Holdings	12/08/2014	936	402	0.01

$47,458	$36,723	1.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$12,170	U.S. Treasury Notes 4.625% due 06/30/2025	$(12,413)	$12,170	$12,171

Total Repurchase Agreements	$(12,413)	$12,170	$12,171

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.100%	06/21/2023	07/12/2023	$(22,189)	$(22,227)
5.100	07/03/2023	07/12/2023	(18,670)	(18,670)
5.140	06/28/2023	07/07/2023	(4,688)	(4,692)
BSN	5.180	05/04/2023	07/06/2023	(28,394)	(28,639)
JPS	4.740	06/27/2023	07/11/2023	(24,656)	(24,676)
5.100	06/16/2023	07/28/2023	(15,142)	(15,178)
5.100	06/30/2023	07/03/2023	(68,385)	(68,414)
NXN	5.160	05/04/2023	07/05/2023	(126,802)	(127,892)
STR	5.200	06/30/2023	07/03/2023	(84,096)	(84,133)

Total Reverse Repurchase Agreements	$(394,521)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(2)		Borrowing Date	Maturity Date	Amount Borrowed(2)		Payable for Sale-Buyback Transactions

BCY				5.120%		06/20/2023	07/05/2023	$(292)		$(292)

Total Sale-Buyback Transactions										$(292)

(k)					Securities with an aggregate market value of $381,959 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(450,574) at a weighted average interest rate of 5.025%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures					$110.750	07/21/2023	19	$19	$(4)	$(4)
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures					111.500	07/21/2023	73	73	(32)	(27)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures					113.750	07/21/2023	19	19	(3)	(4)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures					115.500	07/21/2023	73	73	(26)	(4)
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures					123.000	07/21/2023	21	21	(8)	(3)
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures					131.000	07/21/2023	21	21	(11)	(4)

Total Written Options									$(84)	$(46)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2023	562	$63,093	$(879)		$79	$0
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	195	$(46,137)	$455		$0	$(17)
U.S. Treasury 5-Year Note September Futures				09/2023	1,879	(201,229)	3,424		0	0

							$3,879		$0	$(17)

Total Futures Contracts							$3,000		$79	$(17)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Toll Brothers Finance Corp.	(1.000)%	Quarterly	06/20/2024	0.393%	$3,800	$5	$(28)	$(23)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.802%	$1,100	$218	$(109)	$109	$0	$(1)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.731	2,000	(12)	34	22	2	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.707	1,600	21	(10)	11	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.744	4,200	64	(33)	31	5	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	1,100	(6)	8	2	3	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.840	EUR	2,800	3	0	3	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.680		$400	(3)	7	4	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.743		1,000	(6)	15	9	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.789		1,100	(65)	74	9	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.548	EUR	1,400	13	4	17	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.224		700	(8)	0	(8)	0	0
Comcast Corp.	1.000	Quarterly	12/20/2026	0.412		$4,500	119	(32)	87	1	0
Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.675		3,700	36	4	40	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	0.933		4,200	480	(392)	88	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	1.241		6,800	723	(350)	373	0	(5)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	0.951		600	72	(59)	13	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.576		1,900	22	1	23	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648		300	3	0	3	0	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.962		3,600	611	(205)	406	1	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.912	EUR	3,200	12	3	15	4	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.860		2,800	27	(7)	20	9	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.796		$3,300	80	(57)	23	4	0

							$2,404	$(1,104)	$1,300	$36	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index		1.000%	Quarterly	06/20/2028		$2,024,000	$20,686	$10,325	$31,011	$2,726	$0
CDX.EM-30 5-Year Index		1.000	Quarterly	12/20/2023		2,720	(126)	138	12	7	0
CDX.EM-31 5-Year Index		1.000	Quarterly	06/20/2024		18,748	(852)	946	94	47	0
CDX.EM-34 5-Year Index		1.000	Quarterly	12/20/2025		3,404	(123)	10	(113)	9	0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		3,036	(110)	38	(72)	7	0
CDX.EM-38 5-Year Index		1.000	Quarterly	12/20/2027		400	(33)	17	(16)	1	0
CDX.EM-39 5-Year Index		1.000	Quarterly	06/20/2028		900	(66)	23	(43)	2	0

							$19,376	$11,497	$30,873	$2,799	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/20/2033	GBP	4,100	$41	$290	$331	$33	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		2,000	60	181	241	20	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	2,540,000	(33)	26	(7)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024		2,666,300	(18)	13	(5)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		33,400	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		$120,700	3,989	9,725	13,714	10	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	5,500	(20)	(517)	(537)	0	(21)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		17,900	(79)	50	(29)	114	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		12,170	1,214	5,721	6,935	58	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		3,100	49	(40)	9	22	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	6-Month HUF-BBR	1.250	Annual	09/19/2023	HUF	9,471,700	60	(1,942)	(1,882)	0	(36)

$5,263	$13,507	$18,770	$258	$(57)

Total Swap Agreements	$27,048	$23,872	$50,920	$3,093	$(63)

(m)	Securities with an aggregate market value of $84,595 and cash of $6,704 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	AUD	2,028	$1,346	$0	$(5)
07/2023	$248	AUD	380	4	0
08/2023	1,347	2,028	5	0
BOA	07/2023	1,994	3,054	40	0
07/2023	20,171	JPY	2,910,336	41	0
08/2023	52	CNY	355	0	(3)
09/2023	604	IDR	9,044,515	0	(4)
BPS	07/2023	AUD	1,450	$960	0	(6)
07/2023	$28,618	EUR	26,162	34	(104)
07/2023	29,508	JPY	4,101,514	0	(1,083)
07/2023	2,549	MXN	45,568	109	0
08/2023	EUR	22,797	$25,014	104	0
08/2023	$961	AUD	1,450	6	0
08/2023	61	CNY	418	0	(3)
08/2023	18,672	JPY	2,687,303	31	0
08/2023	90	PEN	328	0	0
08/2023	ZAR	10,460	$563	10	0
09/2023	$967	IDR	14,529,098	0	(2)
09/2023	397	PEN	1,454	1	0
10/2023	ZAR	21,085	$1,133	24	0
BRC	07/2023	PEN	12,484	3,428	0	(11)
08/2023	CLP	95,934	117	0	(2)
08/2023	$7,231	COP	30,804,525	61	0
08/2023	3,428	PEN	12,513	9	0
08/2023	ZAR	43,961	$2,308	12	(30)
09/2023	IDR	60,540	4	0	0
09/2023	$568	PEN	2,080	2	0
BSH	07/2023	4,148	15,264	58	0
CBK	07/2023	EUR	714	$781	2	0
07/2023	PEN	11,713	3,225	0	(3)
07/2023	$860	AUD	1,318	18	0
07/2023	3,624	EUR	3,340	24	(4)
07/2023	2,549	MXN	45,566	109	0
07/2023	10,437	PEN	38,903	281	0
08/2023	CLP	4,697,371	$5,723	0	(93)
08/2023	PEN	114,010	28,787	0	(2,511)
08/2023	$5,858	CLP	4,793,305	76	0
08/2023	2,863	NOK	29,868	0	(77)
CLY	08/2023	3,233	33,880	0	(71)
DUB	07/2023	PEN	11,713	$3,202	0	(26)
07/2023	$6,426	PEN	23,426	30	0
10/2023	ZAR	88,631	$4,867	207	0
GLM	07/2023	$972	PEN	3,549	5	0
08/2023	CHF	31	$35	0	0
08/2023	$1,259	NOK	13,357	0	(13)
08/2023	90	PEN	328	0	0
09/2023	1,970	7,200	3	0
JPM	07/2023	JPY	1,396,754	$9,767	87	0
07/2023	$1,918	AUD	2,934	36	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

07/2023	239	MXN	4,131	2	0
08/2023	CHF	46	$52	1	0
08/2023	HUF	1,554,836	4,476	6	(28)
08/2023	$64	CNY	440	0	(3)
08/2023	9,767	JPY	1,390,819	0	(87)
08/2023	464	NOK	4,925	0	(5)
08/2023	100	ZAR	1,833	0	(3)
09/2023	255	IDR	3,838,193	0	0
09/2023	5,140	INR	423,601	8	0
09/2023	8,734	PEN	32,158	77	0
MBC	07/2023	GBP	13,931	$17,245	0	(448)
07/2023	$2,340	EUR	2,135	0	(11)
MYI	07/2023	IDR	2,384,250	$159	0	0
07/2023	$159	IDR	2,384,250	0	0
07/2023	9,591	MXN	165,879	61	0
08/2023	451	ZAR	8,252	0	(14)
09/2023	1,407	IDR	21,011,525	0	(11)
09/2023	1,109	INR	91,495	3	0
NGF	08/2023	CNH	350	$51	3	0
RBC	07/2023	MXN	5,792	301	0	(37)
08/2023	$679	MXN	11,772	3	0
SCX	07/2023	AUD	2,979	$1,977	0	(7)
07/2023	$2,706	AUD	4,141	53	0
08/2023	CNH	930	$135	7	0
08/2023	$1,979	AUD	2,979	7	0
09/2023	6,160	IDR	91,896,543	0	(57)
09/2023	3,217	INR	264,927	3	0
09/2023	3,552	PEN	13,080	34	0
SOG	07/2023	EUR	25,503	$27,435	0	(394)
07/2023	$1,640	AUD	2,507	30	0
SSB	07/2023	PEN	27,045	$7,415	0	(37)
08/2023	$7,404	PEN	27,045	32	0
09/2023	3,193	BRL	16,188	150	0
TOR	07/2023	AUD	3,666	$2,421	0	(21)
07/2023	$868	AUD	1,327	16	0
07/2023	17,702	GBP	13,931	0	(10)
08/2023	GBP	13,931	$17,706	10	0
08/2023	$2,423	AUD	3,666	21	0
UAG	07/2023	AUD	5,842	$3,901	18	(9)
07/2023	EUR	1,601	1,719	0	(28)
07/2023	$199	AUD	304	4	0
08/2023	3,904	5,843	9	(18)
08/2023	ZAR	13,146	$685	0	(11)
09/2023	29,679	1,693	127	0
10/2023	28,563	1,543	41	0

Total Forward Foreign Currency Contracts	$2,155	$(5,290)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	3,600	$(14)	$(17)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	3,600	(14)	(10)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	2,300	(15)	(6)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	2,300	(15)	(2)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	1,200	(9)	(5)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	1,200	(9)	(3)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	1,600	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	1,600	(5)	(2)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	1,200	(8)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	1,200	(8)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,600	(4)	(3)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,600	(4)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	1,300	(4)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	1,300	(4)	(6)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	200	(1)	(1)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	200	(1)	(1)
FAR	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	1,300	(9)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	1,300	(9)	0
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,600	(4)	(3)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,600	(4)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	1,400	(4)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	1,400	(4)	(7)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	1,600	(6)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	1,600	(6)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	3,600	(12)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	3,600	(12)	(15)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	1,600	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	1,600	(5)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	1,600	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	1,600	(5)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	1,700	(5)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	1,700	(6)	(7)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	2,000	(7)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	2,000	(7)	(8)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	1,800	(6)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	1,800	(6)	(9)

$(247)	$(141)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	$95.875	08/07/2023	4,100	$(24)	$(24)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	97.875	08/07/2023	4,100	(23)	(6)

$(47)	$(30)

Total Written Options	$(294)	$(171)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.368%	$3,400	$(91)	$133	$42	$0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.395	2,500	(30)	38	8	0
Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.519	1,700	19	(7)	12	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.560	5,800	70	(32)	38	0
Baidu, Inc.	1.000	Quarterly	12/20/2024	0.528	2,600	(15)	33	18	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.455	1,000	22	(9)	13	0
Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.378	2,700	(27)	52	25	0
Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.519	3,500	34	(9)	25	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.545	500	(5)	7	2	0
Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.819	1,400	5	(1)	4	0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.368	400	(10)	15	5	0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.128	2,400	(43)	54	11	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	2,800	(23)	53	30	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029		1,000	(17)	16	0	(1)
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.447		900	21	(5)	16	0
HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.189		2,800	(37)	60	23	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.596		3,100	(70)	45	0	(25)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.128		12,700	(237)	294	57	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.519		1,600	(13)	35	22	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.284		3,400	47	(22)	25	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.351		1,700	23	(7)	16	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	1.446		1,100	0	(9)	0	(9)
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.162		3,400	66	(24)	42	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280		2,400	(21)	47	26	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.442		300	(4)	8	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.662		4,000	11	34	45	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.769		2,900	(10)	35	25	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029		7,100	(161)	155	0	(6)
NGF	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.528		1,800	0	13	13	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.128		7,550	(139)	173	34	0

								$(635)	$1,175	$581	$(41)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.HY-31 5-Year Index 25-35%		5.000%	Quarterly	12/20/2023		$1,100	$128	$(100)	$28	$0
BRC	iTraxx Japan 39 5-Year Index		1.000	Quarterly	06/20/2028	JPY	65,000	2	4	6	0
CBK	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		$1,600	166	(126)	40	0
GST	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		4,800	571	(450)	121	0
JPM	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		7,900	970	(772)	198	0
	iTraxx Japan 39 5-Year Index		1.000	Quarterly	06/20/2028	JPY	20,000	1	1	2	0
MYC	CDX.HY-31 5-Year Index 25-35%		5.000	Quarterly	12/20/2023		$1,200	142	(112)	30	0

								$1,980	$(1,555)	$425	$0

Total Swap Agreements								$1,345	$(380)	$1,006	$(41)

(o)

Securities with an aggregate market value of $4,044 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)			Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments					$0		$24,548	$5,849		$30,397
Corporate Bonds & Notes
Banking & Finance					0		675,953	662		676,615
Industrials					0		1,046,274	773		1,047,047
Utilities					0		463,483	0		463,483
Municipal Bonds & Notes
California					0		7,564	0		7,564
Georgia					0		11,101	0		11,101
Illinois					0		2,528	0		2,528

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Indiana	0	910	0	910
Ohio	0	12,878	0	12,878
Pennsylvania	0	12,683	0	12,683
Texas	0	4,585	0	4,585
Washington	0	1,158	0	1,158
U.S. Government Agencies	0	215,010	0	215,010
U.S. Treasury Obligations	0	971,702	0	971,702
Non-Agency Mortgage-Backed Securities	0	18,059	293	18,352
Asset-Backed Securities	0	38,682	36	38,718
Sovereign Issues	0	43,934	48	43,982
Common Stocks
Industrials	0	0	1,845	1,845
Warrants
Utilities	1	0	0	1
Preferred Securities
Banking & Finance	0	1,443	0	1,443
Financials	8,752	74,304	0	83,056
Industrials	0	20,362	0	20,362
Utilities	0	6,589	0	6,589
Short-Term Instruments
Repurchase Agreements	0	12,170	0	12,170
U.S. Treasury Bills	0	392	0	392

	$8,753	$3,666,312	$9,506	$3,684,571
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$327	$0	$0	$327

Total Investments	$9,080	$3,666,312	$9,506	$3,684,898

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,172	0	3,172
Over the counter	0	3,161	0	3,161

	$0	$6,333	$0	$6,333
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(126)	0	(126)
Over the counter	0	(5,502)	0	(5,502)

	$0	$(5,628)	$0	$(5,628)

Total Financial Derivative Instruments	$0	$705	$0	$705

Totals	$9,080	$3,667,017	$9,506	$3,685,603

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Long-Term Real Return Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.0% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.6%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$12	$10
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(d)(e)	EUR	1,800	1,949
UBS Group AG
2.125% due 10/13/2026 •		200	203
4.177% (EUR003M + 1.000%) due 01/16/2026 ~		100	107
UniCredit SpA 7.830% due 12/04/2023		$1,300	1,308

Total Corporate Bonds & Notes (Cost $3,601)			3,577

U.S. GOVERNMENT AGENCIES 8.6%
Fannie Mae, TBA
5.500% due 09/01/2053		7,900	7,861
6.500% due 08/01/2053		9,300	9,490
Freddie Mac
0.000% due 05/15/2035 •		27	24
2.920% due 01/25/2026		3,500	3,351
5.290% due 09/25/2031 •		12	12
5.510% due 10/25/2029 •		45	46
5.543% due 01/15/2047 •		992	955
Ginnie Mae
3.858% due 08/20/2068 •		1,415	1,379
6.226% due 11/20/2072 •		994	1,004
Uniform Mortgage-Backed Security 4.000% due 07/01/2049		365	348
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053		3,453	3,244
4.500% due 08/01/2053		15,300	14,718
5.000% due 08/01/2053		13,700	13,427

Total U.S. Government Agencies (Cost $56,280)			55,859

U.S. TREASURY OBLIGATIONS 104.4%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2030 (i)		354	318
0.125% due 02/15/2051		41,962	28,037
0.125% due 02/15/2052		37,164	24,691
0.250% due 07/15/2029 (i)(k)		926	846
0.250% due 02/15/2050		60,820	42,592
0.500% due 01/15/2028 (g)(i)(k)		4,182	3,913
0.625% due 07/15/2032 (g)		7,518	6,914
0.625% due 02/15/2043		60,160	49,402
0.750% due 02/15/2042		73,887	62,841
0.750% due 02/15/2045 (g)		96,808	80,091
0.875% due 01/15/2029 (g)(i)(k)		2,079	1,968
0.875% due 02/15/2047 (g)		71,626	60,162
1.000% due 02/15/2046		55,378	48,092
1.000% due 02/15/2048		47,290	40,725
1.000% due 02/15/2049		41,342	35,594
1.125% due 01/15/2033		2,572	2,466
1.375% due 02/15/2044 (g)		80,045	75,472
1.500% due 02/15/2053 (g)		28,680	27,872
1.625% due 10/15/2027 (g)		2,560	2,524
2.125% due 02/15/2040		32,088	34,456
2.125% due 02/15/2041 (k)		45,200	48,541

Total U.S. Treasury Obligations (Cost $705,962)			677,517

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.7%
Adjustable Rate Mortgage Trust 3.285% due 01/25/2036 ^«~		18	16
Alliance Bancorp Trust 5.630% due 07/25/2037 •		125	107
Banc of America Funding Trust
2.372% due 03/20/2036 «~		30	26
3.826% due 01/20/2047 ~		1,619	1,382
5.730% due 07/25/2037 •		683	625

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

Banc of America Mortgage Trust 3.902% due 11/25/2035 ^«~		6	6
BCAP LLC Trust 5.590% due 05/25/2047 ^•		146	140
Bear Stearns Adjustable Rate Mortgage Trust
4.222% due 07/25/2036 ^~		13	11
4.524% due 02/25/2036 ^~		5	5
Bear Stearns ALT-A Trust
3.839% due 09/25/2047 ^~		1,745	901
4.202% due 09/25/2035 ^~		148	92
BX Trust 5.896% due 04/15/2039 •		3,517	3,380
CIM Trust 6.138% due 02/25/2049 •		24	23
Citigroup Mortgage Loan Trust
3.677% due 12/25/2035 ^~		148	93
4.001% due 03/25/2037 ^~		114	99
6.430% due 09/25/2035 •		3	3
6.980% due 05/25/2035 •		3	3
Countrywide Alternative Loan Trust
3.940% due 02/25/2037 ^~		57	49
4.976% due 12/25/2035 •		97	82
Countrywide Home Loan Mortgage Pass-Through Trust
5.512% due 02/20/2036 ^«•		35	31
6.000% due 03/25/2037 ^		816	412
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		523	324
Downey Savings & Loan Association Mortgage Loan Trust 5.677% due 08/19/2045 •		45	39
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		25	11
Ginnie Mae 5.966% due 01/20/2073 •		6,814	6,782
GMAC Mortgage Corp. Loan Trust 3.620% due 11/19/2035 «~		42	36
Great Hall Mortgages PLC
5.152% due 03/18/2039 •	GBP	18	23
5.172% due 06/18/2038 •		14	18
IndyMac INDA Mortgage Loan Trust 3.677% due 12/25/2036 ^~		$487	416
JP Morgan Chase Commercial Mortgage Securities Trust 6.643% due 12/15/2031 •		254	226
Merrill Lynch Mortgage Investors Trust 5.810% due 09/25/2029 «•		49	45
MortgageIT Mortgage Loan Trust 5.650% due 09/25/2037 •		320	277
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		179	171
Residential Accredit Loans, Inc. Trust
4.165% due 06/25/2046 •		149	36
4.398% due 10/25/2037 ~		173	154
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		169	113
5.750% due 02/25/2036		844	651
5.750% due 03/25/2037 ^		106	35
6.500% due 06/25/2037		3,316	816
Structured Adjustable Rate Mortgage Loan Trust 4.045% due 07/25/2035 ^~		45	39
Structured Asset Mortgage Investments Trust 5.570% due 04/25/2036 •		4	3
Thornburg Mortgage Securities Trust 5.890% due 09/25/2034 •		54	49
Towd Point Mortgage Funding 5.523% due 10/20/2051	GBP	2,191	2,787
Towd Point Mortgage Trust 6.150% due 05/25/2058 •		$68	67
Wachovia Mortgage Loan Trust LLC 4.324% due 10/20/2035 ~		19	18
WaMu Mortgage Pass-Through Certificates Trust
3.778% due 08/25/2036 ^~		29	26
3.873% due 11/25/2036 ~		627	562
4.154% due 09/25/2033 ~		21	19
5.690% due 12/25/2045 •		41	37
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037		2,626	1,988
6.500% due 08/25/2035 «		10	8
Wells Fargo Mortgage-Backed Securities Trust
4.417% due 11/25/2037 ^~		44	38
4.692% due 04/25/2036 ~		908	856

Total Non-Agency Mortgage-Backed Securities (Cost $27,107)			24,156

ASSET-BACKED SECURITIES 7.7%
ACE Securities Corp. Home Equity Loan Trust 5.270% due 10/25/2036 •		23	9

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.817% due 06/25/2033 •		900	825
Arbor Realty Commercial Real Estate Notes Ltd.
6.263% due 08/15/2034 •		3,500	3,420
6.543% due 11/15/2036 •		3,500	3,433
Barings CLO Ltd. 6.210% due 04/15/2031 •		2,900	2,864
BSPDF Issuer Ltd. 6.393% due 10/15/2036 •		3,500	3,382
CIT Mortgage Loan Trust 6.650% due 10/25/2037 •		2,800	2,726
Citigroup Mortgage Loan Trust
5.610% due 12/25/2036 •		71	46
5.645% due 10/25/2036 •		300	287
Countrywide Asset-Backed Certificates Trust
5.290% due 05/25/2035 •		13	13
5.290% due 07/25/2037 •		14	12
5.340% due 11/25/2037 •		919	844
5.400% due 02/25/2036 •		1,682	1,574
5.650% due 03/25/2037 •		180	170
5.890% due 08/25/2047 •		131	124
Credit-Based Asset Servicing & Securitization LLC 5.370% due 07/25/2037 •		469	310
Credit-Based Asset Servicing & Securitization Trust 5.270% due 11/25/2036 •		16	8
Ellington Loan Acquisition Trust 6.250% due 05/25/2037 •		696	666
Fremont Home Loan Trust 5.285% due 10/25/2036 •		45	39
Greystone Commercial Real Estate Notes Ltd. 6.373% due 09/15/2037 •		1,668	1,645
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		200	115
GSAMP Trust 6.125% due 03/25/2035 ^•		211	188
Home Equity Asset Trust
3.883% due 02/25/2036 •		1,695	1,629
6.005% due 08/25/2034 •		11	11
Home Equity Mortgage Loan Asset-Backed Trust 5.370% due 04/25/2037 •		79	59
IndyMac INDB Mortgage Loan Trust 5.290% due 07/25/2036 •		94	29
JP Morgan Mortgage Acquisition Corp. 5.660% due 02/25/2036 ^•		867	841
JP Morgan Mortgage Acquisition Trust 5.360% due 10/25/2036 •		24	23
Lehman XS Trust
4.284% due 06/25/2036 þ		50	47
7.450% due 12/25/2037 •		669	677
Long Beach Mortgage Loan Trust 5.390% due 08/25/2036 •		89	37
Man GLG Euro CLO DAC 4.047% due 01/15/2030 •	EUR	308	332
MASTR Specialized Loan Trust 6.523% due 07/25/2035 •		$1,417	1,417
MF1 LLC 7.226% due 06/19/2037 •		2,900	2,892
MF1 Ltd. 6.237% due 10/16/2036 •		7,303	7,129
Morgan Stanley ABS Capital, Inc. Trust 5.280% due 10/25/2036 •		83	74
Morgan Stanley Mortgage Loan Trust 6.869% due 11/25/2036 ^•		632	237
Option One Mortgage Loan Trust 5.930% due 02/25/2035 •		330	311
OZLM Ltd. 6.549% due 10/30/2030 •		2,601	2,592
Renaissance Home Equity Loan Trust 6.250% due 09/25/2037 •		394	174
Saxon Asset Securities Trust 5.585% due 09/25/2036 •		3,000	2,750
Soundview Home Loan Trust
5.270% due 11/25/2036 •		268	78
5.330% due 07/25/2037 •		156	133
5.350% due 06/25/2037 •		335	229
5.710% due 05/25/2036 •		105	100
Starwood Commercial Mortgage Trust
6.296% due 07/15/2038 •		2,441	2,421
6.358% due 04/18/2038 •		3,400	3,277

Total Asset-Backed Securities (Cost $50,917)			50,199

SOVEREIGN ISSUES 5.9%
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	891	725

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

France Government International Bond 0.100% due 07/25/2038 (c)	EUR	804	817
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		356	355
0.650% due 05/15/2026 (c)		4,676	4,939
1.300% due 05/15/2028 (c)		5,140	5,504
1.400% due 05/26/2025 (c)		13,335	14,408
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	449,154	3,281
0.100% due 03/10/2029 (c)		1,091,408	8,006

Total Sovereign Issues (Cost $41,259)			38,035

		SHARES
PREFERRED SECURITIES 0.0%
FINANCIALS 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		160,000	146

Total Preferred Securities (Cost $160)			146

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.1%
COMMERCIAL PAPER 0.3%
AT&T, Inc. 5.700% due 03/19/2024		$1,800	1,723

REPURCHASE AGREEMENTS (f) 0.8%			5,044

U.S. TREASURY BILLS 0.0%
5.297% due 08/24/2023 (a)(b)		274	272

Total Short-Term Instruments (Cost $7,042)			7,039

Total Investments in Securities (Cost $892,328)			856,528

		SHARES
INVESTMENTS IN AFFILIATES 1.6%
SHORT-TERM INSTRUMENTS 1.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.6%
PIMCO Short-Term Floating NAV Portfolio III		1,095,586	10,652

Total Short-Term Instruments (Cost $10,651)			10,652

Total Investments in Affiliates (Cost $10,651)			10,652

Total Investments 133.6% (Cost $902,979)			$867,180
Financial Derivative Instruments (h)(j) (0.2)%(Cost or Premiums, net $(1,192))			(1,480)
Other Assets and Liabilities, net (33.4)%			(216,562)

Net Assets 100.0%			$649,138

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$5,044	U.S. Treasury Notes 4.625% due 06/30/2025	$(5,145)	$5,044	$5,044

Total Repurchase Agreements	$(5,145)	$5,044	$5,044

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	5.180%	05/04/2023	07/06/2023	$(9,706)	$(9,790)
5.180	05/08/2023	07/06/2023	(76,709)	(77,327)
5.180	06/27/2023	07/06/2023	(81,339)	(81,409)
NOM	5.200	05/17/2023	07/17/2023	(7,866)	(7,919)

Total Reverse Repurchase Agreements	$(176,445)

(g)	Securities with an aggregate market value of $177,489 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(182,317) at a weighted average interest rate of 5.080%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$113.000	07/21/2023	98	$98	$(69)	$(109)

Total Written Options	$(69)	$(109)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	91	$13,280	$(112)	$10	$(93)
U.S. Treasury 5-Year Note September Futures	09/2023	218	23,346	(443)	0	0
U.S. Treasury Long-Term Bond September Futures	09/2023	43	5,457	(49)	32	0

$(604)	$42	$(93)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2023	80	$(10,101)	$132	$43	$0
Euro-BTP Italy Government Bond September Futures	09/2023	79	(9,021)	90	21	0
Euro-BTP September Futures	09/2023	52	(6,588)	(54)	53	(2)
Euro-Buxl 30-Year Bond September Futures	09/2023	13	(1,980)	(29)	23	(11)
Euro-Oat September Futures	09/2023	10	(1,401)	8	11	(1)
Euro-Schatz September Futures	09/2023	1,203	(137,638)	1,114	230	0
Gold 100 oz. August Futures	08/2023	8	(1,544)	(10)	0	(9)
Japan Government 10-Year Bond September Futures	09/2023	21	(21,619)	(78)	16	(9)
U.S. Treasury 2-Year Note September Futures	09/2023	280	(56,936)	247	9	0
U.S. Treasury 10-Year Note September Futures	09/2023	255	(28,628)	474	0	(36)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	264	(31,268)	325	0	(78)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	58	(7,901)	(36)	0	(72)

$2,183	$406	$(218)

Total Futures Contracts	$1,579	$448	$(311)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.276%	$100	$(5)	$5	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$2,744	$(184)	$58	$(126)	$0	$(18)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	5,292	(505)	252	(253)	0	(36)

$(689)	$310	$(379)	$0	$(54)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	64,000	$(1)	$0	$(1)	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	60,000	(1)	0	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	274,770	(15)	3	(12)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	1,350,000	27	(57)	(30)	8	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$21,500	(89)	129	40	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028	1,000	0	96	96	0	(1)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		2,500	(1)	239	238	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		21,300	(164)	(384)	(548)	60	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		200	0	(53)	(53)	2	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		500	0	(141)	(141)	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		9,500	182	222	404	0	(99)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	EUR	8,400	0	(104)	(104)	0	(49)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		14,700	39	(15)	24	0	(93)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		2,100	130	964	1,094	10	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		2,200	1	1,142	1,143	11	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		3,860	241	1,762	2,003	19	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		7,400	(1)	(97)	(98)	4	0
Pay	CPTFEMU	3.850	Maturity	09/15/2024		2,500	0	(16)	(16)	2	0
Receive	CPTFEMU	2.975	Maturity	08/15/2027		2,100	8	21	29	0	(2)
Receive	CPTFEMU	2.503	Maturity	03/15/2028		7,800	0	63	63	0	(6)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		2,000	13	87	100	0	(1)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		5,900	(46)	(1,311)	(1,357)	13	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		1,600	8	75	83	0	(1)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		1,400	(12)	44	32	0	(1)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		1,000	0	48	48	0	(1)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		540	1	(41)	(40)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	(40)	(40)	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		900	(7)	(109)	(116)	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		80	0	(13)	(13)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		900	0	(51)	(51)	0	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		800	5	(10)	(5)	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026		$4,110	1	308	309	5	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,300	2	(293)	(291)	0	(2)
Pay	CPURNSA	1.883	Maturity	11/20/2029		9,400	10	(1,332)	(1,322)	0	(5)
Receive	CPURNSA	2.311	Maturity	02/24/2031		3,700	4	395	399	2	0
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	355	355	5	0

							$335	$1,886	$2,221	$148	$(263)

Total Swap Agreements							$(359)	$2,201	$1,842	$148	$(317)

(i)	Securities with an aggregate market value of $2,799 and cash of $3,796 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		07/2023		AUD	222			$146	$0		$(2)
		08/2023			$17		AUD	25	0		0
BOA		07/2023		DKK	13,064			$1,888	0		(27)
		07/2023		MXN	9,472			515	0		(37)
		08/2023			$82		DKK	560	0		0
BPS		07/2023		AUD	230			$150	0		(3)
		07/2023		DKK	45			6	0		0
		07/2023		EUR	765			834	0		(1)
		07/2023		JPY	1,236,631			8,899	329		0
		07/2023		NZD	97			58	0		(1)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

07/2023	$29,651	EUR	27,061	0	(122)
08/2023	EUR	27,061	$29,692	123	0
CBK	07/2023	CAD	960	704	0	(20)
07/2023	$1,825	AUD	2,728	0	(8)
07/2023	502	EUR	459	0	(1)
08/2023	14	AUD	21	0	0
CLY	07/2023	DKK	36,744	$5,304	0	(81)
DUB	07/2023	$7,263	DKK	50,510	140	0
JPM	07/2023	2,945	JPY	421,130	0	(26)
07/2023	596	MXN	10,476	15	0
08/2023	JPY	419,340	$2,945	26	0
MBC	07/2023	GBP	2,236	2,768	0	(72)
07/2023	$369	EUR	345	7	0
MYI	07/2023	DKK	500	$73	0	0
08/2023	$73	DKK	499	0	0
RBC	08/2023	3	MXN	54	0	0
RYL	07/2023	415	EUR	386	7	0
SCX	07/2023	AUD	37	$24	0	0
07/2023	NZD	231	140	0	(2)
08/2023	$24	AUD	37	0	0
SOG	07/2023	AUD	1,304	$853	0	(15)
07/2023	EUR	27,486	29,568	0	(425)
TOR	07/2023	AUD	735	481	0	(9)
07/2023	$725	CAD	960	0	(1)
07/2023	2,841	GBP	2,236	0	(2)
07/2023	5,663	JPY	815,445	0	(12)
07/2023	199	NZD	328	2	0
08/2023	CAD	959	$725	1	0
08/2023	GBP	2,236	2,842	2	0
08/2023	JPY	811,986	5,663	12	0
08/2023	NZD	328	199	0	(2)
08/2023	$30	AUD	45	0	0
UAG	07/2023	AUD	180	$118	0	(2)
08/2023	$14	AUD	22	0	0

Total Forward Foreign Currency Contracts	$664	$(871)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	1,800	$111	$395
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	1,000	63	211

Total Purchased Options	$174	$606

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(409)	$(506)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	4,100	(30)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	0

$(441)	$(506)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	15,600	$(44)	$(18)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	9,100	(115)	(671)
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.420	09/21/2023	37,800	(215)	(162)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/12/2023	21,700	(61)	(25)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	4,700	(62)	(356)

$(497)	$(1,232)

Total Written Options	$(938)	$(1,738)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

(k)

Securities with an aggregate market value of $681 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)				Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,577	$0	$3,577
U.S. Government Agencies	0	55,859	0	55,859
U.S. Treasury Obligations	0	677,517	0	677,517
Non-Agency Mortgage-Backed Securities	0	23,988	168	24,156
Asset-Backed Securities	0	50,199	0	50,199
Sovereign Issues	0	38,035	0	38,035
Preferred Securities
Financials	0	146	0	146
Short-Term Instruments
Commercial Paper	0	1,723	0	1,723
Repurchase Agreements	0	5,044	0	5,044
U.S. Treasury Bills	0	272	0	272

	$0	$856,360	$168	$856,528
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,652	$0	$0	$10,652

Total Investments	$10,652	$856,360	$168	$867,180

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	407	189	0	596
Over the counter	0	1,270	0	1,270

	$407	$1,459	$0	$1,866
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(125)	(612)	0	(737)
Over the counter	0	(2,609)	0	(2,609)

	$(125)	$(3,221)	$0	$(3,346)

Total Financial Derivative Instruments	$282	$(1,762)	$0	$(1,480)

Totals	$10,934	$854,598	$168	$865,700

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.1% ¤
CORPORATE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Vessel Management Services, Inc. 3.432% due 08/15/2036	$3,708	$3,460

Total Corporate Bonds & Notes (Cost $3,708)		3,460

U.S. GOVERNMENT AGENCIES 13.5%
Fannie Mae
0.000% due 05/15/2030 (b)	13,282	9,938
3.500% due 06/25/2044	3,268	2,804
3.805% due 07/01/2035 •	7	7
3.936% due 04/01/2028 •	4	4
3.995% due 11/01/2034 •	18	18
4.000% due 09/25/2044 - 10/25/2044	7,348	6,905
4.250% due 04/25/2037	277	264
4.440% due 05/01/2025 •	1	1
4.500% due 10/25/2023 - 06/25/2025	185	182
4.630% due 12/01/2027 •	12	11
4.943% due 06/01/2043 •	62	60
4.944% due 03/01/2044 •	59	57
5.036% due 07/25/2037 •	48	47
5.600% due 10/25/2030 •	1	1
5.625% due 04/17/2028	200	211
6.000% due 05/17/2027	40	40
6.050% due 04/25/2032 •	4	4
6.500% due 11/25/2023 - 07/25/2031	234	238
6.750% due 06/25/2032	405	422
7.000% due 07/25/2023 - 05/18/2027	132	131
9.000% due 06/01/2027	6	6
Fannie Mae, TBA
5.500% due 09/01/2053	4,200	4,179
6.000% due 08/01/2053	5,700	5,749
6.500% due 08/01/2053	27,600	28,165
Federal Farm Credit Banks Funding Corp.
5.125% due 07/09/2029	675	705
5.750% due 12/07/2028	500	537
Federal Housing Administration 7.430% due 01/01/2024 «	1	1
Freddie Mac
0.000% due 12/15/2042 •	1,671	1,270
3.500% due 05/15/2042 - 01/15/2048	15,454	13,738
4.000% due 07/15/2042	5,004	4,756
4.262% due 01/01/2028 •	6	6
4.271% due 01/01/2028 •	5	5
4.315% due 10/25/2052 ~	6,520	6,064
4.500% due 02/15/2035 - 07/15/2035	559	528
4.575% due 09/01/2027 •	3	3
5.131% due 10/01/2026 •	5	5
5.176% due 10/25/2044 •	852	783
5.376% due 07/25/2044 •	209	194
5.383% due 10/15/2043 •	1,447	1,417
5.500% due 06/15/2035	7,182	7,426
5.593% due 01/15/2033 •	15	15
5.693% due 04/15/2029 - 12/15/2032 •	14	14
5.743% due 06/15/2031 •	6	6
6.000% due 05/15/2028 - 09/15/2029	8	8
6.250% due 09/15/2023	3	3
6.500% due 11/15/2023 - 10/25/2043	41	43
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 09/20/2023 - 09/20/2026 ~	11	9
2.750% (H15T1Y + 1.500%) due 11/20/2025 - 10/20/2026 ~	1	0
2.750% due 10/20/2027 - 11/20/2027 •	13	13
2.875% (H15T1Y + 1.500%) due 05/20/2024 - 06/20/2026 ~	4	4
2.875% due 04/20/2027 - 05/20/2030 •	36	36
3.000% (H15T1Y + 1.500%) due 10/20/2025 - 08/20/2026 ~	1	2
3.000% due 10/20/2026 •	1	1
3.625% (H15T1Y + 1.500%) due 02/20/2024 - 03/20/2026 ~	3	3
3.625% due 01/20/2027 - 01/20/2028 •	17	17
4.000% due 08/20/2044 - 09/20/2044	7,404	6,994
6.000% due 08/20/2033	642	641
6.500% due 08/20/2034 - 09/20/2034	4	5

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2023 (Unaudited)

Ginnie Mae, TBA
4.000% due 08/01/2053	8,000	7,576
4.500% due 08/01/2053	2,500	2,414
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 (a)	6,371	5,067
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	7,400	5,526
U.S. Small Business Administration 5.240% due 08/01/2023	21	21
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	119	103
6.500% due 06/01/2026 - 08/01/2037	29	29
7.000% due 02/01/2038 - 03/01/2038	8	8
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2053	1,400	1,234
4.000% due 08/01/2053	200	188
4.500% due 08/01/2053	16,900	16,257
5.000% due 08/01/2053	13,700	13,427

Total U.S. Government Agencies (Cost $160,586)		156,546

U.S. TREASURY OBLIGATIONS 106.9%
U.S. Treasury Bonds
1.125% due 05/15/2040	42,900	27,845
1.125% due 08/15/2040	99,760	64,224
1.375% due 11/15/2040 (e)(g)(i)	9,060	6,069
1.750% due 08/15/2041	111,400	78,345
1.875% due 02/15/2051	19,100	12,657
1.875% due 11/15/2051	37,770	24,949
2.000% due 11/15/2041	77,000	56,418
2.000% due 02/15/2050 (i)	310	213
2.250% due 08/15/2049	52,090	37,879
2.250% due 02/15/2052	4,500	3,254
2.375% due 02/15/2042	28,000	21,813
2.375% due 05/15/2051 (e)(i)	2,400	1,786
2.500% due 05/15/2046 (g)	2,028	1,561
2.875% due 05/15/2052	20,400	16,915
3.000% due 11/15/2045 (g)(i)	680	574
3.000% due 02/15/2049	29,524	24,987
3.000% due 08/15/2052 (e)	100,900	85,828
3.250% due 05/15/2042	22,800	20,357
3.375% due 08/15/2042	95,200	86,457
3.625% due 02/15/2053 (e)	106,500	102,240
3.625% due 05/15/2053 (e)	24,800	23,839
3.875% due 02/15/2043	128,200	125,035
4.000% due 11/15/2042	165,700	164,716
4.000% due 11/15/2052	143,050	146,984
4.375% due 05/15/2041	29,580	31,147
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032	9,189	8,451
U.S. Treasury Notes
3.875% due 05/15/2043 (e)	67,100	65,485

Total U.S. Treasury Obligations (Cost $1,373,014)		1,240,028

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
Ashford Hospitality Trust
6.219% due 04/15/2035 •	247	242
6.319% due 06/15/2035 •	347	338
Atrium Hotel Portfolio Trust
6.373% due 12/15/2036 •	700	676
6.393% due 06/15/2035 •	200	196
BAMLL Commercial Mortgage Securities Trust
6.044% due 09/15/2034 •	300	298
6.250% due 04/15/2036 •	2,200	2,176
BANK 4.046% due 03/15/2061 ~	800	749
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	2	1
4.625% due 04/25/2033 «~	4	4
Bear Stearns ALT-A Trust 4.202% due 09/25/2035 ^~	194	120
Beast Mortgage Trust 6.243% due 03/15/2036 •	200	175
Benchmark Mortgage Trust 4.016% due 03/15/2052	3,700	3,363
BWAY Mortgage Trust 3.454% due 03/10/2033	3,400	3,152
Commercial Mortgage Trust
3.140% due 10/10/2036	2,800	2,444
3.942% due 04/10/2033 ~	2,600	2,212
Countrywide Alternative Loan Trust 5.360% due 05/25/2035 •	204	185
Countrywide Home Loan Mortgage Pass-Through Trust
5.730% due 04/25/2035 «•	29	26
5.790% due 03/25/2035 •	282	233

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2023 (Unaudited)

Credit Suisse First Boston Mortgage Securities Corp.
5.750% due 04/22/2033 «	20	18
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.260% due 07/25/2033 «~	30	28
DBGS Mortgage Trust 6.038% due 06/15/2033 •	300	279
DBWF Mortgage Trust 6.276% due 12/19/2030 •	200	197
Extended Stay America Trust 6.274% due 07/15/2038 •	1,638	1,608
HarborView Mortgage Loan Trust
4.227% due 07/19/2035 ^«~	3	3
5.597% due 05/19/2035 •	142	130
Hilton USA Trust 3.719% due 11/05/2038	2,130	1,973
Impac CMB Trust 5.650% due 10/25/2035 •	781	668
JP Morgan Mortgage Trust 4.047% due 07/25/2035 ~	38	38
Morgan Stanley Capital Trust
6.093% due 07/15/2035 •	200	198
6.362% due 12/15/2038 •	1,800	1,697
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	140	129
2.750% due 11/25/2059 ~	916	844
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.834% due 10/25/2035 ~	685	396
Residential Accredit Loans, Inc. Trust
5.450% due 08/25/2035 •	142	108
6.000% due 06/25/2036 ^	338	269
Sequoia Mortgage Trust
5.846% due 10/19/2026 «•	3	3
5.857% due 07/20/2033 •	73	67
Structured Adjustable Rate Mortgage Loan Trust 5.590% due 05/25/2037 •	421	371
Structured Asset Mortgage Investments Trust
5.590% due 05/25/2036 •	66	53
5.806% due 09/19/2032 •	2	2
5.986% due 10/19/2033 •	42	39
Tharaldson Hotel Portfolio Trust 6.241% due 11/11/2034 •	162	160
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	900	780
WaMu Mortgage Pass-Through Certificates Trust
4.976% due 02/25/2046 •	322	288
5.024% due 08/25/2046 •	178	147
5.376% due 06/25/2042 •	5	4
5.670% due 11/25/2045 •	12	11
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,351

Total Non-Agency Mortgage-Backed Securities (Cost $31,677)		28,449

ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust 6.150% due 11/25/2042 •	162	159
Credit-Based Asset Servicing & Securitization Trust 5.270% due 11/25/2036 •	10	5
ECMC Group Student Loan Trust 5.900% due 02/27/2068 •	551	535
GM Financial Automobile Leasing Trust 5.616% due 06/20/2025 •	2,000	2,001
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	800	743
2.330% due 06/26/2028	1,200	1,056
Massachusetts Educational Financing Authority 6.205% due 04/25/2038 •	63	63
MASTR Asset-Backed Securities Trust 5.975% due 10/25/2034 •	801	764
Merrill Lynch Mortgage Investors Trust 6.080% due 07/25/2035 •	549	531
RAAC Trust 5.840% due 11/25/2036 •	125	124
Ready Capital Mortgage Financing LLC 6.717% due 01/25/2037 •	1,050	1,036
SLM Student Loan Trust 5.855% due 10/25/2029 •	266	263
Soundview Home Loan Trust 5.270% due 11/25/2036 •	134	39
VMC Finance LLC 6.967% due 02/18/2039 •	400	389

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2023 (Unaudited)

Washington Mutual Asset-Backed Certificates Trust 3.911% due 10/25/2036 •	76	27

Total Asset-Backed Securities (Cost $8,175)		7,735

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.3%		3,330

Total Short-Term Instruments (Cost $3,330)		3,330

Total Investments in Securities (Cost $1,580,490)		1,439,548

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	17,233	168

Total Short-Term Instruments (Cost $170)		168

Total Investments in Affiliates (Cost $170)		168

Total Investments 124.1% (Cost $1,580,660)		$1,439,716
Financial Derivative Instruments (f)(h) (0.2)%(Cost or Premiums, net $(195))		(1,827)
Other Assets and Liabilities, net (23.9)%		(277,693)

Net Assets 100.0%		$1,160,196

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$3,330	U.S. Treasury Notes 4.625% due 06/30/2025	$(3,397)	$3,330	$3,330

Total Repurchase Agreements	$(3,397)	$3,330	$3,330

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.630%	06/28/2023	07/05/2023	$(52,957)	$(52,991)
5.100	06/14/2023	07/05/2023	(31,365)	(31,449)
5.110	06/20/2023	07/11/2023	(71,765)	(71,898)
5.160	06/27/2023	07/18/2023	(2,949)	(2,952)
BSN	5.170	06/20/2023	07/13/2023	(16,881)	(16,912)
JPS	5.100	06/30/2023	07/03/2023	(11,058)	(11,063)
SGY	5.140	06/20/2023	07/05/2023	(23,932)	(23,976)

Total Reverse Repurchase Agreements	$(211,241)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

UBS	5.260%	06/27/2023	08/25/2023	$(7,090)	$(7,097)

Total Sale-Buyback Transactions	$(7,097)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	07/01/2053	100	$(86)	$(85)

Total Short Sales 0.0%	$(86)	$(85)

(e)	Securities with an aggregate market value of $8,654 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(199,190) at a weighted average interest rate of 4.965%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(55) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2023	11	$(2,237)	$34		$0	$0
U.S. Treasury 5-Year Note September Futures				09/2023	1,339	(143,399)	2,828		0	0
U.S. Treasury 10-Year Note September Futures				09/2023	28	(3,143)	58		0	(4)
U.S. Treasury Long-Term Bond September Futures				09/2023	210	(26,650)	58		0	(157)
U.S. Treasury Ultra 10-Year Note September Futures				09/2023	1,125	(133,242)	1,195		0	(334)

Total Futures Contracts							$4,173		$0	$(495)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	07/21/2023	$6,800	$0	$(94)	$(94)	$0	$(3)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/30/2023	38,730	0	(549)	(549)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	0.400	Semi-Annual	03/30/2026	17,040	30	1,843	1,873	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	6,200	(13)	(52)	(65)	2	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	35,100	79	(3,429)	(3,350)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	3,300	(11)	(56)	(67)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	3,200	(11)	(80)	(91)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	6,200	(23)	(56)	(79)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	9,590	76	1,930	2,006	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	6,800	(23)	1,205	1,182	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	2,500	(12)	22	10	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(24)	(36)	14	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	5,700	(99)	1,563	1,464	0	(52)
Receive	3-Month USD-LIBOR	0.000	Quarterly	07/21/2023	6,800	0	93	93	3	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	09/16/2023	1,200	0	(14)	(14)	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/30/2023	38,730	0	553	553	18	0

Total Swap Agreements						$(19)	$2,855	$2,836	$76	$(98)

(1)	This instrument has a forward starting effective date.
(g)	Securities with an aggregate market value of $4,750 and cash of $4,756 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 30-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	2.330%	10/23/2023	7,900	$480	$1,597

Total Purchased Options								$480		$1,597

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	1,200	$(5)	$(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	1,200	(5)	(4)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	1,700	(11)	(4)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	1,700	(11)	(1)
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	1,200	(8)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	1,200	(8)	0
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.395	10/23/2023	38,300	(475)	(2,785)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,400	(3)	(3)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,400	(3)	(5)
FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	08/31/2023	2,300	(17)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	08/31/2023	2,300	(17)	(23)
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,300	(3)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,300	(3)	(5)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	2,100	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	2,100	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	5,600	(19)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	5,600	(19)	(23)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	2,100	(7)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	2,100	(7)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	3,000	(10)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	3,000	(10)	(15)

Total Written Options							$(656)	$(2,907)

(i)

Securities with an aggregate market value of $1,059 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)							Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials				$0	$3,460	$0	$3,460
U.S. Government Agencies				0	156,545	1	156,546
U.S. Treasury Obligations				0	1,240,028	0	1,240,028
Non-Agency Mortgage-Backed Securities				0	28,366	83	28,449
Asset-Backed Securities				0	7,735	0	7,735
Short-Term Instruments
Repurchase Agreements				0	3,330	0	3,330

				$0	$1,439,464	$84	$1,439,548
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$168	$0	$0	$168

Total Investments				$168	$1,439,464	$84	$1,439,716

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0	$(85)	$0	$(85)

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2023 (Unaudited)

Exchange-traded or centrally cleared	0	76	0	76
Over the counter	0	1,597	0	1,597

	$0	$1,673	$0	$1,673
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(593)	0	(593)
Over the counter	0	(2,907)	0	(2,907)

	$0	$(3,500)	$0	$(3,500)

Total Financial Derivative Instruments	$0	$(1,827)	$0	$(1,827)

Totals	$168	$1,437,552	$84	$1,437,804

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Low Duration Credit Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 50.2%
ABG Intermediate Holdings 2 LLC 8.702% due 12/21/2028		$139	$138
Adevinta ASA 8.288% (LIBOR03M + 2.750%) due 06/26/2028 ~		144	144
Ahead DB Holdings LLC 9.092% (LIBOR03M + 3.750%) due 10/18/2027 ~		300	281
Al Aqua Merger Sub, Inc. TBD% due 07/31/2028		600	590
Alliant Holdings Intermediate LLC 8.647% due 11/05/2027		991	986
Altice France SA 10.486% due 08/15/2028		495	442
American Airlines, Inc. 10.000% (LIBOR03M + 4.750%) due 04/20/2028 ~		300	307
AmSurg LLC 0.500% - 11.000% (PRIME + 2.750%) due 07/20/2026 «~		176	176
AppLovin Corp. 8.202% due 10/25/2028		484	484
Aramark Services, Inc. 7.717% due 06/22/2030 «		400	401
Arches Buyer, Inc. 8.452% due 12/06/2027		299	289
Armor Holding LLC 10.087% due 12/11/2028		566	568
Ascend Learning LLC 8.702% due 12/11/2028		300	283
ASP Unifrax Holdings, Inc. 9.288% (LIBOR03M + 3.750%) due 12/12/2025 ~		598	533
AssuredPartners, Inc. 8.602% due 02/12/2027		391	388
Asurion LLC 8.788% (LIBOR03M + 3.250%) due 12/23/2026 ~		605	584
Athenahealth Group, Inc.
3.500% due 02/15/2029 µ		44	42
8.589% due 02/15/2029		355	343
AVSC Holding Corp. (8.682% Cash and 0.250% PIK) 8.932% (LIBOR01M + 3.250%) due 03/03/2025 ~(b)		600	588
Barracuda Networks, Inc. 9.545% due 08/15/2029		100	96
BCP V Modular Services Holdings Ltd. 8.023% (EUR003M + 4.425%) due 12/15/2028 ~	EUR	400	411
BCPE Empire Holdings, Inc. 9.832% due 12/11/2028		$734	733
Berlin Packaging LLC TBD% due 03/11/2028		300	293
Bracket Intermediate Holding 10.173% due 05/08/2028		500	493
Caesars Entertainment Corp. 8.452% due 02/06/2030		147	147
Carnival Corp. 8.217% due 06/30/2025		1,389	1,388
Castlelake Aviation Ltd. 8.302% (LIBOR03M + 2.750%) due 10/22/2026 ~		527	526
CDK Global, Inc. 9.492% due 07/06/2029		745	744
Charter Communications Operating LLC
6.795% due 04/30/2025		497	498
6.795% - 6.834% due 02/01/2027		398	396
Charter Next Generation, Inc. 8.967% due 12/01/2027		300	298
Clarios Global LP 8.852% due 05/06/2030		700	699
Clear Channel Outdoor Holdings, Inc. 8.584% - 8.807% (LIBOR03M + 3.500%) due 08/21/2026 ~		412	394
Clydesdale Acquisition Holdings, Inc. 9.377% due 04/13/2029		1,238	1,220
CommScope, Inc. 8.467% (LIBOR01M + 3.250%) due 04/06/2026 ~		409	393
Coty, Inc. 7.503% due 04/07/2025		645	647
Covanta Holding Corp. 8.148% due 11/30/2028		500	499

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2023 (Unaudited)

CQP Holdco LP 8.693% (LIBOR03M + 3.750%) due 06/05/2028 ~	1,224	1,223
Cvent, Inc. 9.004% due 06/17/2030	300	295
Da Vinci Purchaser Corp. 9.217% due 01/08/2027	3	3
DirecTV Financing LLC 10.217% due 08/02/2027	800	783
Dun & Bradstreet Corp. 8.334% due 01/18/2029	687	687
EMRLD Borrower LP 8.264% due 05/31/2030	501	502
Endure Digital, Inc. 8.792% (LIBOR03M + 3.500%) due 02/10/2028 «~	965	901
Ensono LP 9.288% (LIBOR03M + 3.750%) due 05/26/2028 ~	501	452
Entain Holdings Gibraltar Ltd TBD% due 10/31/2029	249	249
Envision Healthcare Corp.
16.070% due 04/29/2027	634	756
16.695% due 04/28/2028 «	421	310
Fertitta Entertainment LLC 9.102% due 01/27/2029	300	297
Finastra USA, Inc. 9.038% - 9.231% (LIBOR03M + 3.500%) due 06/13/2024 ~	850	819
First Student Bidco, Inc. 8.529% (LIBOR03M + 3.000%) due 07/21/2028 ~	1,175	1,140
Fleet U.S. Bidco, Inc. 8.193% (LIBOR01M + 3.000%) due 10/07/2026 «~	371	371
Focus Financial Partners LLC TBD% due 06/30/2028	350	349
Forest City Enterprises LP 8.717% due 12/08/2025 «	360	287
Fortrea Holdings, Inc. TBD% due 06/12/2030	250	250
Foundation Building Materials Holding Co. LLC 8.443% - 8.523% (LIBOR01M + 3.250%) due 01/31/2028 ~	884	861
Gainwell Acquisition Corp. 9.342% due 10/01/2027	287	283
Garda World Security Corp. 9.427% due 10/30/2026	850	847
Getty Images, Inc. 9.702% - 9.842% due 02/19/2026	307	308
Graham Packaging Co., Inc. 8.217% due 08/04/2027	28	28
Gray Television, Inc. 8.275% due 12/01/2028	788	772
Great Outdoors Group LLC 8.943% (LIBOR01M + 3.750%) due 03/06/2028 ~	300	298
Greeneden U.S. Holdings LLC 9.193% due 12/01/2027	415	415
Grinding Media, Inc. 9.199% (LIBOR03M + 4.000%) due 10/12/2028 ~	300	293
Hub International Ltd. 8.255% (LIBOR03M + 3.000%) due 04/25/2025 ~	704	704
Hyland Software, Inc. 8.693% due 07/01/2024	800	794
iHeartCommunications, Inc. 8.447% due 05/01/2026	200	174
II-VI, Inc. 7.967% due 07/02/2029	374	374
Incora TBD% - 13.725% due 03/01/2024 «µ	485	485
Indy U.S. Bidco LLC TBD% due 03/06/2028	202	192
INEOS Enterprises Holdings U.S. Finco LLC TBD% due 06/22/2030 «	500	496
Innophos, Inc. 8.467% due 02/05/2027	597	595
Insulet Corp. 8.467% due 05/04/2028	581	581
Intelsat Jackson Holdings SA 9.443% due 02/01/2029	1,357	1,353
IRB Holding Corp. 8.202% due 12/15/2027	963	958
Ivanti Software, Inc. 9.420% (LIBOR01M + 4.250%) due 12/01/2027 ~	813	689
KUEHG Corp. 10.239% due 06/12/2030	100	99
LABL, Inc. 10.202% due 10/29/2028	691	686
LBM Acquisition LLC 8.943% (LIBOR01M + 3.750%) due 12/17/2027 ~	350	337
Life Time Fitness, Inc. 9.800% due 01/15/2026	700	701

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2023 (Unaudited)

LifeMiles Ltd. 10.514% (LIBOR03M + 5.250%) due 08/30/2026 «~	1,270	1,254
Madison IAQ LLC 8.302% (LIBOR06M + 3.250%) due 06/21/2028 ~	696	683
Mauser Packaging Solutions Holding Co. 9.160% due 08/14/2026	750	749
McAfee LLC
9.010% due 03/01/2029	300	288
10.030% (LIBOR03M + 4.750%) due 07/27/2028 ~	735	556
Medline Borrower LP 8.352% due 10/23/2028	300	297
MH Sub LLC
8.967% due 09/13/2024	369	369
9.352% due 05/03/2028	200	192
Mitchell International, Inc. 8.943% (LIBOR01M + 3.750%) due 10/15/2028 ~	300	294
MPH Acquisition Holdings LLC 9.726% (LIBOR03M + 4.250%) due 09/01/2028 ~	300	269
Nielsen Consumer, Inc. 11.352% due 03/06/2028	98	93
Nouryon Finance BV 9.318% due 04/03/2028	150	149
Olympus Water U.S. Holding Corp. TBD% due 11/09/2028	450	436
Open Text Corp. 8.702% due 01/31/2030	299	300
Option Care Health, Inc. 7.943% due 10/27/2028	564	564
Parexel International Corp. 8.443% (LIBOR01M + 3.250%) due 11/15/2028 ~	866	861
Park River Holdings, Inc. 8.522% (LIBOR06M + 3.250%) due 12/28/2027 ~	300	289
Peraton Corp. 8.952% due 02/01/2028	300	295
Petco Health and Wellness Company, Inc. 8.753% due 03/03/2028	660	657
Phoenix Guarantor, Inc. 8.352% (LIBOR01M + 3.250%) due 03/05/2026 ~	848	839
Polaris Newco LLC 9.538% (LIBOR03M + 4.000%) due 06/02/2028 ~	1,270	1,172
Presidio Holdings, Inc. 8.584% - 8.702% due 01/22/2027	177	176
Profrac Services LLC 12.753% due 03/04/2025	365	366
Proofpoint, Inc. 8.467% due 08/31/2028	300	294
PUG LLC 8.717% (LIBOR01M + 3.500%) due 02/12/2027 ~	200	179
Quartz Acquireco LLC TBD% due 06/28/2030 «	300	300
Rand Parent LLC 9.492% due 03/17/2030	474	448
RealPage, Inc. 8.217% due 04/24/2028	934	915
RegionalCare Hospital Partners Holdings, Inc. 9.023% (LIBOR03M + 3.750%) due 11/16/2025 ~	552	513
Reynolds Group Holdings, Inc. 8.467% due 09/24/2028	985	983
Scientific Games Holdings LP 8.421% due 04/04/2029	790	782
Sedgwick Claims Management Services, Inc. 8.852% due 02/17/2028	300	299
Solis BV 8.666% due 02/26/2029	175	167
Sotera Health Holdings LLC 8.023% (LIBOR03M + 2.750%) due 12/11/2026 ~	300	296
Speciality Buildings Products TBD% due 10/15/2028	125	120
Spirit AeroSystems, Inc. 9.545% due 01/15/2027	398	399
SRS Distribution, Inc. 8.702% due 06/02/2028	300	294
Surgery Center Holdings, Inc. 8.896% (LIBOR01M + 3.750%) due 08/31/2026 ~	406	406
Taboola.com Ltd. 9.200% (LIBOR01M + 4.000%) due 09/01/2028 ~	456	452
Tempo Acquisition LLC 8.102% due 08/31/2028	467	467
Tibco Software, Inc. 9.739% - 9.842% due 03/30/2029	947	888
TransDigm, Inc.
8.492% due 08/24/2028	1,655	1,656
Trident TPI Holdings, Inc. 9.742% due 09/15/2028	150	148
Triton Water Holdings, Inc. 5.242% due 03/31/2028	300	291

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2023 (Unaudited)

U.S. Renal Care, Inc.
10.193% (LIBOR01M + 5.000%) due 06/26/2026 ~		1,133	531
10.193% (LIBOR01M + 5.500%) due 06/26/2026 ~		222	104
Uber Technologies, Inc. 7.999% - 8.026% due 03/03/2030		300	300
UGI Energy Services LLC 8.452% due 02/22/2030		846	841
Ultimate Software Group, Inc. TBD% due 05/04/2026		300	300
United Airlines, Inc. 9.292% (LIBOR03M + 3.750%) due 04/21/2028 ~		286	286
United Talent Agency LLC 9.217% due 07/07/2028 «		639	632
Univision Communications, Inc. 9.492% due 06/24/2029		300	300
USI, Inc. 8.992% due 11/22/2029		686	686
Venga Finance SARL 10.275% due 06/28/2029		248	239
Vertical U.S. Newco, Inc. 8.602% (LIBOR06M + 3.500%) due 07/30/2027 ~		300	298
Viad Corp. 10.217% due 07/30/2028		654	638
Whatabrands LLC 3.250% - 8.467% (LIBOR01M + 3.250%) due 08/03/2028 ~		300	299
WOOF Holdings, Inc. 8.954% due 12/21/2027		1,075	1,056
Worldwide Express Operations LLC 9.503% due 07/26/2028		350	333
XPO Logistics, Inc. 7.089% due 05/24/2028		101	102

Total Loan Participations and Assignments (Cost $70,094)			68,829

CORPORATE BONDS & NOTES 39.9%
BANKING & FINANCE 5.8%
Allied Universal Holdco LLC 4.625% due 06/01/2028		550	465
Banca Monte dei Paschi di Siena SpA
7.677% due 01/18/2028 •	EUR	300	276
8.000% due 01/22/2030 •		400	393
8.500% due 09/10/2030 •		400	395
Burford Capital Global Finance LLC 9.250% due 07/01/2031		$300	299
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	186
3.664% due 09/08/2024		1,900	1,838
4.174% due 12/01/2024 •	EUR	400	431
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		$224	221
Freedom Mortgage Corp.
6.625% due 01/15/2027		900	780
7.625% due 05/01/2026		350	323
Ladder Capital Finance Holdings LLLP 5.250% due 10/01/2025		1,000	945
OneMain Finance Corp. 7.125% due 03/15/2026		900	885
Oxford Finance LLC 6.375% due 02/01/2027		200	186
PRA Group, Inc. 7.375% due 09/01/2025		200	190
Starwood Property Trust, Inc. 4.750% due 03/15/2025		200	189

			8,002

INDUSTRIALS 30.6%
Air Canada 3.875% due 08/15/2026		1,375	1,276
Albertsons Cos., Inc. 6.500% due 02/15/2028		400	401
Altice France SA 8.125% due 02/01/2027		300	260
AMC Networks, Inc. 4.750% due 08/01/2025		225	197
American Airlines, Inc.
5.500% due 04/20/2026		975	967
5.750% due 04/20/2029		1,300	1,263
ATP Tower Holdings LLC 4.050% due 04/27/2026		1,175	1,012
B.C. Unlimited Liability Co. 3.875% due 01/15/2028		600	549
Bombardier, Inc. 7.500% due 02/01/2029		500	495

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2023 (Unaudited)

Caesars Entertainment, Inc. 6.250% due 07/01/2025	1,000	996
Catalent Pharma Solutions, Inc. 3.125% due 02/15/2029	500	407
Chesapeake Energy Corp. 5.500% due 02/01/2026	850	830
Clydesdale Acquisition Holdings, Inc. 6.625% due 04/15/2029	100	95
CommScope, Inc. 6.000% due 03/01/2026	300	280
Community Health Systems, Inc. 8.000% due 03/15/2026	1,100	1,072
Delta Air Lines, Inc. 7.375% due 01/15/2026	166	173
DirecTV Financing LLC 5.875% due 08/15/2027	400	363
DISH DBS Corp. 5.250% due 12/01/2026	700	563
DISH Network Corp. 11.750% due 11/15/2027	300	293
Emerald Debt Merger Sub LLC 6.625% due 12/15/2030	350	347
EnLink Midstream LLC 6.500% due 09/01/2030	100	100
EQM Midstream Partners LP 6.000% due 07/01/2025	368	364
Foundation Building Materials, Inc. 6.000% due 03/01/2029	400	334
goeasy Ltd. 5.375% due 12/01/2024	300	291
Grifols Escrow Issuer SA 4.750% due 10/15/2028	200	174
iHeartCommunications, Inc. 6.375% due 05/01/2026	1,000	840
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)	225	208
Jaguar Land Rover Automotive PLC 4.500% due 10/01/2027	400	352
JELD-WEN, Inc. 4.875% due 12/15/2027	700	621
Kaiser Aluminum Corp. 4.625% due 03/01/2028	500	438
LABL, Inc. 6.750% due 07/15/2026	600	591
Las Vegas Sands Corp. 2.900% due 06/25/2025	1,000	940
LBM Acquisition LLC 6.250% due 01/15/2029	700	580
Legacy LifePoint Health LLC 6.750% due 04/15/2025	300	279
Lindblad Expeditions HO 9.000% due 05/15/2028	1,000	1,016
Live Nation Entertainment, Inc. 6.500% due 05/15/2027	400	402
Mauser Packaging Solutions Holding Co. 7.875% due 08/15/2026	300	298
Medline Borrower LP 3.875% due 04/01/2029	600	522
MGM Resorts International 5.500% due 04/15/2027	300	288
MPH Acquisition Holdings LLC 5.500% due 09/01/2028	625	533
Neptune Bidco US, Inc. 9.290% due 04/15/2029	200	184
Newell Brands, Inc. 4.875% due 06/01/2025	300	290
Northriver Midstream Finance LP 5.625% due 02/15/2026	300	280
NuStar Logistics LP 6.000% due 06/01/2026	300	292
Olympus Water U.S. Holding Corp. 7.125% due 10/01/2027	300	271
Open Text Corp. 3.875% due 02/15/2028	475	419
Option Care Health, Inc. 4.375% due 10/31/2029	900	793
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	500	443
PetSmart, Inc. 4.750% due 02/15/2028	300	278
Prime Security Services Borrower LLC 5.750% due 04/15/2026	900	884
Radiate Holdco LLC 4.500% due 09/15/2026	1,500	1,198
Rand Parent LLC 8.500% due 02/15/2030	600	544

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2023 (Unaudited)

Rockcliff Energy LLC 5.500% due 10/15/2029	500	462
Rockies Express Pipeline LLC 3.600% due 05/15/2025	600	568
Rolls-Royce PLC 3.625% due 10/14/2025	300	285
Royal Caribbean Cruises Ltd. 5.500% due 08/31/2026	1,750	1,661
Sabre Global, Inc.
7.375% due 09/01/2025	400	356
9.250% due 04/15/2025	110	103
Seagate HDD Cayman 8.250% due 12/15/2029	100	105
Sirius XM Radio, Inc. 5.000% due 08/01/2027	225	209
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	300	279
4.600% due 06/15/2028	500	420
Standard Industries, Inc. 4.750% due 01/15/2028	300	280
Tenet Healthcare Corp. 4.875% due 01/01/2026	1,300	1,267
Travel & Leisure Co. 6.625% due 07/31/2026	1,300	1,291
Trident TPI Holdings, Inc. 12.750% due 12/31/2028	100	104
Triumph Group, Inc. 9.000% due 03/15/2028	400	409
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026	1,000	857
Uber Technologies, Inc. 7.500% due 05/15/2025	900	912
United Airlines, Inc. 4.375% due 04/15/2026	1,550	1,474
Viking Cruises Ltd. 13.000% due 05/15/2025	1,450	1,523
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(b)(c)	1,980	1,802
White Cap Buyer LLC 6.875% due 10/15/2028	300	272
Wynn Las Vegas LLC 5.500% due 03/01/2025	500	492

		42,017

UTILITIES 3.5%
Calpine Corp. 4.500% due 02/15/2028	450	408
CrownRock LP 5.625% due 10/15/2025	1,200	1,184
Genesis Energy LP 6.500% due 10/01/2025	1,300	1,282
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028 (a)	300	302
Sprint LLC 7.625% due 03/01/2026	1,500	1,559

		4,735

Total Corporate Bonds & Notes (Cost $57,326)		54,754

	SHARES
COMMON STOCKS 0.0%
REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(d)	52,605	0

Total Common Stocks (Cost $93)		0

WARRANTS 0.0%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	252	0

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2023 (Unaudited)

Total Warrants (Cost $33)		0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.9%
COMMERCIAL PAPER 1.9%
Conagra Brands, Inc. 5.750% due 07/05/2023	$300	300
Dominion Resources, Inc.
5.400% due 07/05/2023	250	250
5.490% due 07/11/2023	250	249
Enbridge (US), Inc. 5.450% due 07/03/2023	250	250
Haleon UK Capital PLC 5.550% due 07/17/2023	250	249
International Flavors & Fragrances, Inc.
6.000% due 07/03/2023	250	250
6.000% due 07/05/2023	250	250
Raytheon Technologies Corp. 5.450% due 07/12/2023	250	249
S&P Global, Inc. 5.400% due 07/06/2023	300	300
Walgreens Boots Alliance, Inc. 6.000% due 07/06/2023	300	300

		2,647

U.S. TREASURY BILLS 3.0%
5.366% due 08/31/2023 (e)(f)	4,100	4,065

Total Short-Term Instruments (Cost $6,713)		6,712

Total Investments in Securities (Cost $134,258)		130,295

	SHARES
INVESTMENTS IN AFFILIATES 4.2%
SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short-Term Floating NAV Portfolio III	597,582	5,810

Total Short-Term Instruments (Cost $5,809)		5,810

Total Investments in Affiliates (Cost $5,809)		5,810

Total Investments 99.2% (Cost $140,068)		$136,105
Financial Derivative Instruments (g)(h) 0.1%(Cost or Premiums, net $76)		95
Other Assets and Liabilities, net 0.7%		1,048

Net Assets 100.0%		$137,248

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(27) at a weighted average interest rate of 4.900%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note September Futures				09/2023	45	$4,819	$(98)		$0	$0

Total Futures Contracts							$(98)		$0	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

OneMain Finance Corp.	5.000%	Quarterly	12/20/2027	3.640%	$800	$(44)	$85	$41	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-40 5-Year Index	5.000%	Quarterly		06/20/2028	$12,900	$175	$209	$384	$97	$0

Total Swap Agreements						$131	$294	$425	$99	$0

Cash of $1,965 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2023 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	07/2023	$2,533	EUR	2,312	$0	$(10)
08/2023	EUR	2,312	$2,537	11	0
SOG	07/2023	2,312	2,487	0	(36)

Total Forward Foreign Currency Contracts	$11	$(46)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$4,500	$(55)	$86	$31	$0

Total Swap Agreements	$(55)	$86	$31	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$63,216	$5,613	$68,829
Corporate Bonds & Notes
Banking & Finance	0	8,002	0	8,002
Industrials	0	42,017	0	42,017
Utilities	0	4,735	0	4,735
Short-Term Instruments
Commercial Paper	0	2,647	0	2,647
U.S. Treasury Bills	0	4,065	0	4,065

$0	$124,682	$5,613	$130,295
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,810	$0	$0	$5,810

Total Investments	$5,810	$124,682	$5,613	$136,105

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	99	0	99
Over the counter	0	42	0	42

$0	$141	$0	$141
Financial Derivative Instruments - Liabilities
Over the counter	$0	$(46)	$0	$(46)

Total Financial Derivative Instruments	$0	$95	$0	$95

Totals	$5,810	$124,777	$5,613	$136,200

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2023 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$7,510	$2,117	$(3,954)	$2	$(113)	$86	$2,483	$(2,518)	$5,613	$7,827
Common Stocks	0	0	0	0	0	0	0	0	0	0

Totals	$7,510	$2,117	$(3,954)	$2	$(113)	$86	$2,483	$(2,518)	$5,613	$7,827

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$310	Comparable multiple			EBITDA multiple		X	11.000	-
		176	Proxy Pricing			Base Price			100.000	-
		485	Recent Transaction			Purchase Price			100.000	-
		4,642	Third Party Vendor			Broker Quote			79.500-100.125	96.913

Total		$5,613

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration ESG Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.1% ¤
CORPORATE BONDS & NOTES 20.3%
BANKING & FINANCE 16.1%
Asian Development Bank
4.700% due 03/12/2024	MXN	41,000	$2,265
6.000% due 02/05/2026	BRL	11,000	2,135
6.550% due 01/26/2025	ZAR	32,000	1,629
Bank of America Corp.
0.981% due 09/25/2025 •		$1,700	1,598
1.530% due 12/06/2025 •		1,200	1,122
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		3,000	2,981
Barclays PLC
2.852% due 05/07/2026 •		900	843
7.325% due 11/02/2026 •		800	818
BNP Paribas SA 4.705% due 01/10/2025 •		1,000	991
BPCE SA 5.975% due 01/18/2027 •		400	396
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		2,400	2,145
CPI Property Group SA 2.750% due 05/12/2026	EUR	1,600	1,421
CTP NV 0.625% due 09/27/2026		1,100	971
Digital Dutch Finco BV 0.625% due 07/15/2025		2,000	1,985
Equinix, Inc. 1.000% due 09/15/2025		$1,500	1,355
Equitable Financial Life Global Funding 1.300% due 07/12/2026		1,700	1,484
European Bank for Reconstruction & Development 1.625% due 09/27/2024		2,800	2,674
Five Corners Funding Trust 4.419% due 11/15/2023		1,200	1,187
HAT Holdings LLC 3.375% due 06/15/2026		850	763
ING Groep NV 1.400% due 07/01/2026 •		3,100	2,824
International Bank for Reconstruction & Development 5.310% due 02/05/2026	ZAR	26,000	1,274
International Finance Corp. 8.000% due 10/09/2023	IDR	29,000,000	1,943
Intesa Sanpaolo SpA 0.750% due 12/04/2024	EUR	2,000	2,077
JPMorgan Chase & Co. 0.653% due 09/16/2024 •		$2,800	2,768
Metropolitan Life Global Funding 0.950% due 07/02/2025		2,000	1,820
Mizuho Financial Group, Inc. 5.079% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	1,100	733
Morgan Stanley 6.138% due 10/16/2026 •		$1,600	1,617
Nationwide Building Society 4.363% due 08/01/2024 •		400	399
Norinchukin Bank
1.284% due 09/22/2026		2,200	1,930
5.430% due 03/09/2028		600	606
OneMain Finance Corp. 3.500% due 01/15/2027		1,600	1,374
Pacific Life Global Funding 1.375% due 04/14/2026		1,900	1,699
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		1,200	1,203
Societe Generale SA 2.625% due 01/22/2025		1,100	1,034
Standard Chartered PLC 1.214% due 03/23/2025 •		2,150	2,068
Sumitomo Mitsui Financial Group, Inc. 5.464% due 01/13/2026		1,200	1,197
Sumitomo Mitsui Trust Bank Ltd. 5.500% due 03/09/2028		400	404

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2023 (Unaudited)

UBS Group AG 5.711% due 01/12/2027 •		1,300	1,288
UniCredit SpA 7.830% due 12/04/2023		1,200	1,207

			58,228

INDUSTRIALS 1.4%
Hyundai Capital America 5.800% due 06/26/2025		600	599
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		924	780
Tesco Corporate Treasury Services PLC 2.500% due 07/01/2024	EUR	1,300	1,398
Weir Group PLC 2.200% due 05/13/2026		$2,500	2,241

			5,018

UTILITIES 2.8%
AES Corp. 5.450% due 06/01/2028		1,000	983
Avangrid, Inc. 3.150% due 12/01/2024		2,200	2,111
Electricite de France SA 3.625% due 10/13/2025		500	480
Enel Finance International NV
1.375% due 07/12/2026		1,500	1,325
4.250% due 06/15/2025		2,200	2,136
6.800% due 10/14/2025		1,000	1,019
ReNew Wind Energy AP2 4.500% due 07/14/2028		1,200	1,024
Southern Power Co. 0.900% due 01/15/2026		1,000	897

			9,975

Total Corporate Bonds & Notes (Cost $78,536)			73,221

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 1.5%
California Health Facilities Financing Authority Revenue Notes, Series 2019 2.020% due 06/01/2024		3,000	2,900
California Health Facilities Financing Authority Revenue Notes, Series 2020 1.168% due 06/01/2026		1,000	893
California Municipal Finance Authority Revenue Notes, Series 2020 1.605% due 11/01/2023		1,000	987
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020 1.982% due 11/01/2023		740	731

			5,511

NEW YORK 0.4%
New York City Housing Development Corp. Revenue Notes, Series 2021
0.517% due 11/01/2024		100	93
0.823% due 05/01/2025		225	206
0.923% due 11/01/2025		250	225
1.023% due 05/01/2026		650	573
1.123% due 11/01/2026		250	218

			1,315

Total Municipal Bonds & Notes (Cost $7,215)			6,826

U.S. GOVERNMENT AGENCIES 32.1%
Fannie Mae
0.700% due 07/30/2025		8,200	7,496
1.000% due 01/25/2043		4	3
3.500% due 02/25/2043 (a)		256	17
3.566% due 11/01/2034 •		2	2
3.875% due 11/01/2035 •		4	4
3.952% due 07/01/2035 •		1	1
4.036% due 08/01/2035 •		21	21
4.130% due 08/01/2029 •		3	3
4.812% due 12/25/2042 ~		3	3
4.944% due 07/01/2042 •		6	6
4.994% due 09/01/2041 •		15	14
5.000% due 01/25/2040 - 07/25/2040		97	95
5.315% due 05/01/2035 •		1	1
5.500% due 09/25/2042 •		27	27
5.516% due 11/01/2035 •		3	3
5.750% due 10/25/2035		4	4
5.946% due 02/01/2031 •		2	2
Fannie Mae, TBA 5.500% due 09/01/2053		2,700	2,687

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2023 (Unaudited)

Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	8,200	7,431
0.680% due 08/06/2025	8,200	7,490
0.800% due 10/28/2026	1,700	1,499
0.826% due 02/25/2031	3,091	2,599
1.254% due 09/25/2030 ~(a)	13,932	870
1.371% due 08/15/2044 •	116	113
2.000% due 11/15/2026	44	43
2.875% due 04/25/2026	1,900	1,793
2.939% due 04/25/2029	1,900	1,733
3.590% due 01/25/2025 ~	1,437	1,398
4.000% due 06/01/2048	394	377
4.256% due 12/15/2042 •	425	413
4.401% due 08/01/2035 •	9	9
5.000% due 10/01/2033	3	3
5.066% due 06/01/2035 •	11	11
5.176% due 02/25/2045 •	12	12
5.323% due 07/01/2035 •	2	2
5.903% due 10/15/2037 •	25	25
6.500% due 07/25/2043	35	36
Ginnie Mae
2.875% due 06/20/2027 •	2	2
2.887% due 10/20/2043 •	299	287
3.000% due 05/20/2030 •	6	5
3.500% due 05/20/2049 - 08/20/2049	1,845	1,717
3.625% due 02/20/2032 •	4	3
4.000% due 06/20/2048	636	604
4.695% due 03/20/2065 •	515	508
4.977% due 04/20/2065 •	119	117
4.982% due 10/20/2066 •	453	452
5.308% due 04/20/2065 •	65	65
5.318% due 06/20/2065 •	99	99
5.394% due 02/20/2066 •	137	137
5.431% due 06/20/2067 •	408	408
5.521% due 11/20/2065 •	143	143
5.554% due 02/20/2067 •	271	270
5.594% due 07/20/2067 •	467	464
5.616% due 06/20/2067 •	210	210
5.674% due 05/20/2066 •	54	54
6.226% due 11/20/2072 •	3,678	3,716
6.236% due 11/20/2072 •	4,224	4,271
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	1,809	1,544
3.000% due 01/01/2052 - 04/01/2052	13,619	12,009
4.000% due 08/01/2047 - 08/01/2048	600	573
5.500% due 01/01/2025	5	5
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053	13,100	12,305
4.500% due 08/01/2053	16,600	15,968
5.000% due 08/01/2053 - 09/01/2053	24,390	23,910

Total U.S. Government Agencies (Cost $121,526)		116,092

U.S. TREASURY OBLIGATIONS 14.0%
U.S. Treasury Notes
3.625% due 05/15/2026	37,300	36,395
4.125% due 01/31/2025 (h)	14,600	14,373

Total U.S. Treasury Obligations (Cost $51,679)		50,768

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.0%
Banc of America Funding Trust 4.381% due 05/25/2035 ~	61	57
Banc of America Mortgage Trust
4.020% due 08/25/2034 «~	21	20
4.772% due 03/25/2033 «~	59	53
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	2,200	2,037
Bear Stearns Adjustable Rate Mortgage Trust
3.907% due 01/25/2034 ~	3	3
Bear Stearns ALT-A Trust
4.195% due 05/25/2035 ~	20	19
4.202% due 09/25/2035 ^~	6	4
Beast Mortgage Trust 6.243% due 03/15/2036 •	1,500	1,313
Beneria Cowen & Pritzer Collateral Funding Corp. 5.992% due 06/15/2038 •	2,200	1,970
BSREP Commercial Mortgage Trust 6.144% due 08/15/2038 •	3,700	3,357
BX Trust 5.896% due 04/15/2039 •	733	704
Citigroup Mortgage Loan Trust
5.220% due 01/25/2037 •	24	22
5.410% due 10/25/2035 •	2	2
6.980% due 05/25/2035 •	1	1

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2023 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 11/25/2034 ~		12	11
3.864% due 02/20/2035 ~		3	3
6.537% due 02/20/2036 ^•		28	25
DBWF Mortgage Trust 6.276% due 12/19/2030 •		200	197
DROP Mortgage Trust 6.343% due 10/15/2043 •		2,200	2,007
Eurosail PLC 5.940% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	636	796
Extended Stay America Trust 6.274% due 07/15/2038 •		$3,662	3,596
First Horizon Alternative Mortgage Securities Trust 6.161% due 01/25/2035 «~		59	56
GCT Commercial Mortgage Trust 5.993% due 02/15/2038 •		1,700	1,458
Gemgarto PLC 5.479% due 12/16/2067 •	GBP	858	1,086
GMAC Mortgage Corp. Loan Trust 3.623% due 11/19/2035 ~		$4	4
Great Hall Mortgages PLC 5.644% due 06/18/2039 •		38	38
GS Mortgage-Backed Securities Trust 2.500% due 08/25/2052 ~		1,106	896
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~		18	16
4.070% due 09/25/2035 ~		16	15
4.234% due 06/25/2034 ~		6	6
JP Morgan Chase Commercial Mortgage Securities Trust
5.953% due 06/15/2038 •		2,200	2,137
6.061% due 04/15/2038 •		2,268	2,233
JP Morgan Mortgage Trust 5.750% due 01/25/2036 ^		21	10
Morgan Stanley Capital Trust
6.093% due 07/15/2035 •		2,800	2,768
6.362% due 12/15/2038 •		1,100	1,037
One New York Plaza Trust 6.143% due 01/15/2036 •		2,200	2,088
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.710% due 12/25/2035 •		24	22
Prime Mortgage Trust 5.550% due 02/25/2034 •		1	1
Residential Mortgage Securities PLC 6.159% due 06/20/2070 •	GBP	713	908
SFO Commercial Mortgage Trust 6.343% due 05/15/2038 •		$2,200	1,930
Starwood Mortgage Trust
6.051% due 11/15/2036 •		1,840	1,792
6.243% due 04/15/2034 •		2,300	2,257
Structured Adjustable Rate Mortgage Loan Trust
5.282% due 02/25/2034 ~		12	11
5.376% due 01/25/2035 ^•		25	22
Structured Asset Mortgage Investments Trust
5.410% due 03/25/2037 •		41	14
5.646% due 07/19/2035 •		6	5
5.710% due 02/25/2036 ^•		8	7
SUMIT Mortgage Trust
2.789% due 02/12/2041		1,800	1,396
2.850% due 02/12/2041		300	224
Towd Point Mortgage Funding
5.531% due 10/20/2051	GBP	348	442
5.841% due 07/20/2045 •		1,410	1,792
VASA Trust 6.093% due 07/15/2039 •		$2,900	2,557
WaMu Mortgage Pass-Through Certificates Trust
5.376% due 06/25/2042 •		3	3
5.690% due 12/25/2045 •		6	6
5.730% due 10/25/2045 •		34	32
5.890% due 11/25/2034 •		22	20

Total Non-Agency Mortgage-Backed Securities (Cost $46,767)			43,486

ASSET-BACKED SECURITIES 7.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.260% due 03/25/2035 •		1,300	1,266
Arbor Realty Commercial Real Estate Notes Ltd. 6.543% due 11/15/2036 •		1,500	1,471
Capital One Multi-Asset Execution Trust 4.950% due 10/15/2027		1,500	1,491
College Avenue Student Loans LLC 6.350% due 12/26/2047 •		2,296	2,264
Countrywide Asset-Backed Certificates Trust
5.570% due 01/25/2045 •		45	44
5.890% due 12/25/2034 •		943	918
Enterprise Fleet Financing LLC 5.760% due 10/22/2029		800	797

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2023 (Unaudited)

First Help Financial LLC
4.430% due 01/18/2028		1,286	1,254
6.570% due 06/15/2028		1,000	991
Ford Credit Auto Owner Trust 5.827% due 08/15/2025 •		1,321	1,322
GE-WMC Mortgage Securities Trust 5.230% due 08/25/2036 «•		2	1
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048		1,874	1,443
Hertz Vehicle Financing LLC
5.490% due 06/25/2027		1,000	988
5.570% due 09/25/2029		1,000	986
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		877	638
Massachusetts Educational Financing Authority 6.205% due 04/25/2038 •		8	8
MF1 Ltd. 6.237% due 10/16/2036 •		1,750	1,708
MMAF Equipment Finance LLC 5.570% due 09/09/2025		750	746
Morgan Stanley ABS Capital, Inc. Trust 5.250% due 07/25/2036 •		8	3
Mosaic Solar Loan Trust 2.640% due 01/20/2053		1,859	1,589
Nissan Auto Lease Trust 5.697% due 03/17/2025 •		1,000	1,001
NovaStar Mortgage Funding Trust 5.470% due 05/25/2036 •		107	104
Santander Drive Auto Receivables Trust 5.810% due 01/15/2026		899	899
Securitized Asset-Backed Receivables LLC Trust 5.270% due 12/25/2036 ^•		41	10
Service Experts Issuer 2.670% due 02/02/2032		975	886
SLM Student Loan Trust 5.405% due 10/25/2029 •		52	52
Structured Asset Investment Loan Trust 5.855% due 03/25/2034 •		54	52
Sunnova Sol Issuer LLC
2.790% due 02/22/2049		2,232	1,905
5.400% due 04/30/2058		500	477
Sunrun Demeter Issuer 2.270% due 01/30/2057		2,872	2,299

Total Asset-Backed Securities (Cost $29,391)			27,613

SOVEREIGN ISSUES 1.6%
Development Bank of Japan, Inc. 0.875% due 10/10/2025	EUR	680	694
Hong Kong Government International Bond 2.500% due 05/28/2024		$1,800	1,754
Korea Development Bank 0.500% due 10/27/2023		2,100	2,065
Korea Government International Bond 2.000% due 06/19/2024		1,200	1,161

Total Sovereign Issues (Cost $5,922)			5,674

SHORT-TERM INSTRUMENTS 24.6%
COMMERCIAL PAPER 1.3%
CVS Corp. 5.280% due 07/06/2023		1,200	1,199
McCormick & Co., Inc. 5.350% due 07/25/2023		1,500	1,494
Mondelez International, Inc. 5.430% due 07/14/2023		250	250
Quanta Services, Inc. 5.900% due 07/18/2023		1,000	997
Trane Technologies Financing Ltd. 5.550% due 07/25/2023		700	699

			4,639

REPURCHASE AGREEMENTS (e) 17.7%			64,141

JAPAN TREASURY BILLS 5.5%
(0.193)% due 07/31/2023 - 08/28/2023 (b)(c)	JPY	2,840,000	19,684

U.S. TREASURY BILLS 0.1%
5.240% due 09/07/2023 (c)(d)		$265	263

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $89,998)	88,727

Total Investments in Securities (Cost $431,034)	412,407

Total Investments 114.1% (Cost $431,034)	$412,407
Financial Derivative Instruments (f)(g) 0.0%(Cost or Premiums, net $286)	83
Other Assets and Liabilities, net (14.1)%	(51,005)

Net Assets 100.0%	$361,485

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Coupon represents a weighted average yield to maturity.
(c)								Zero coupon security.
(d)								Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.120%	06/30/2023	07/03/2023	$55,600	U.S. Treasury Notes 3.500% due 01/31/2030			$(56,763)	$55,600	$55,624
FICC	2.400	06/30/2023	07/03/2023	441	U.S. Treasury Notes 4.625% due 06/30/2025			(450)	441	441
SAL	5.100	06/30/2023	07/03/2023	8,100	U.S. Treasury Notes 0.250% due 10/31/2025			(8,263)	8,100	8,103

Total Repurchase Agreements								$(65,476)	$64,141	$64,168

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.9)%
Uniform Mortgage-Backed Security, TBA						2.500%	07/01/2053	1,700	$(1,458)	$(1,442)
Uniform Mortgage-Backed Security, TBA						3.000	08/01/2053	14,200	(12,607)	(12,517)

Total Short Sales (3.9)%									$(14,065)	$(13,959)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(592) at a weighted average interest rate of 5.043%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures					$110.750	07/21/2023	6	$6	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures					113.750	07/21/2023	6	6	(1)	(1)
Put - CME 3-Month SOFR Active Contract December 2023 Futures					96.750	12/15/2023	105	263	(156)	(557)

Total Written Options									$(158)	$(559)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	10	$2,366		$(24)	$1	$0
U.S. Treasury 2-Year Note September Futures				09/2023	1,059	215,341		(3,159)	0	(33)

							$(3,183)		$1	$(33)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2023	3	$(3,088)	$(11)	$2	$(1)
U.S. Treasury 5-Year Note September Futures	09/2023	21	(2,249)	46	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	380	(42,661)	807	0	(54)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	265	(31,386)	326	0	(79)

$1,168	$2	$(134)

Total Futures Contracts	$(2,015)	$3	$(167)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	03/17/2024	JPY	1,180,000	$17	$(14)	$3	$0	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	10,000	1	(1)	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	99,000	0	9	9	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	12/15/2041	160,000	91	48	139	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051	37,000	23	15	38	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.633	Annual	02/08/2052	19,000	0	13	13	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.670	Annual	02/09/2052	34,000	0	22	22	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	280,000	8	113	121	11	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024	$1,900	0	18	18	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024	1,200	0	10	10	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	7,100	(27)	(483)	(510)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	800	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	1,500	(5)	(37)	(42)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	500	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	7,140	737	256	993	0	(14)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	79,400	(185)	(679)	(864)	0	(33)
Pay(1)	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024	33,900	(7)	(249)	(256)	0	(19)

Total Swap Agreements	$650	$(972)	$(322)	$21	$(67)

Cash of $3,978 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	$128	AUD	194	$1	$0
08/2023	AUD	194	$129	0	0
BOA	08/2023	JPY	455,347	3,296	115	0
08/2023	NZD	364	231	7	0
BPS	07/2023	AUD	144	94	0	(2)
07/2023	$92	AUD	138	1	0
08/2023	AUD	138	$92	0	(1)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2023 (Unaudited)

08/2023	ZAR	9,468	509	8	0
09/2023	IDR	13,326,778	887	2	0
10/2023	ZAR	10,342	556	12	0
BRC	07/2023	$392	GBP	307	0	(2)
08/2023	120	JPY	15,941	0	(9)
08/2023	ZAR	15,120	$810	14	(3)
09/2023	$2	IDR	23,552	0	0
CBK	08/2023	AUD	22	$14	0	0
08/2023	CNH	44	6	0	0
08/2023	JPY	239,653	1,739	64	0
DUB	07/2023	BRL	10,963	2,023	0	(266)
07/2023	$2,275	BRL	10,963	15	0
GLM	07/2023	BRL	10,970	$2,276	0	(15)
07/2023	$2,296	BRL	10,970	0	(5)
08/2023	BRL	11,026	$2,296	4	0
JPM	07/2023	MXN	37,487	2,177	0	(9)
08/2023	$191	EUR	176	1	0
09/2023	IDR	22,831	$2	0	0
09/2023	$3	IDR	48,839	0	0
MBC	07/2023	GBP	4,225	$5,230	0	(136)
08/2023	EUR	7,928	8,748	79	0
MYI	07/2023	IDR	147,513	10	0	0
07/2023	$10	IDR	147,513	0	0
08/2023	NZD	313	$196	4	0
08/2023	$1,718	JPY	228,263	0	(126)
09/2023	IDR	7,245,861	$485	4	0
09/2023	$10	IDR	147,642	0	0
SCX	07/2023	189	AUD	284	1	0
08/2023	AUD	284	$189	0	(1)
08/2023	CNH	151	22	1	0
08/2023	NZD	129	81	1	0
09/2023	IDR	45,144,384	3,024	27	0
SOG	07/2023	AUD	593	388	0	(7)
SSB	07/2023	JPY	2,170,000	16,455	1,357	0
TOR	07/2023	AUD	314	205	0	(4)
07/2023	$231	AUD	350	2	0
07/2023	4,979	GBP	3,918	0	(3)
08/2023	AUD	350	$231	0	(2)
08/2023	GBP	3,918	4,980	3	0
08/2023	$793	JPY	105,129	0	(59)
09/2023	ZAR	20,729	$1,169	75	0
UAG	07/2023	AUD	107	70	0	(1)
07/2023	$112	AUD	169	1	0
08/2023	AUD	169	$112	0	(1)

Total Forward Foreign Currency Contracts	$1,799	$(652)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	4,900	$39	$71
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	4,500	34	65

Total Purchased Options	$73	$136

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	4,900	$(25)	$(49)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	4,900	(15)	(28)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	4,500	(21)	(45)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	4,500	(13)	(27)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	3,800	(28)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	3,800	(28)	(73)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	2,600	(9)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	2,600	(9)	(34)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2023 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	7,700	(60)	(9)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	7,700	(60)	(141)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	4,100	(11)	(24)

Total Written Options	$(279)	$(431)

(h)

Securities with an aggregate market value of $261 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$58,228	$0	$58,228
Industrials	0	5,018	0	5,018
Utilities	0	9,975	0	9,975
Municipal Bonds & Notes
California	0	5,511	0	5,511
New York	0	1,315	0	1,315
U.S. Government Agencies	0	116,092	0	116,092
U.S. Treasury Obligations	0	50,768	0	50,768
Non-Agency Mortgage-Backed Securities	0	43,357	129	43,486
Asset-Backed Securities	0	27,612	1	27,613
Sovereign Issues	0	5,674	0	5,674
Short-Term Instruments
Commercial Paper	0	4,639	0	4,639
Repurchase Agreements	0	64,141	0	64,141
Japan Treasury Bills	0	19,684	0	19,684
U.S. Treasury Bills	0	263	0	263

Total Investments	$0	$412,277	$130	$412,407

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,959)	$0	$(13,959)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	22	0	24
Over the counter	0	1,935	0	1,935

$2	$1,957	$0	$1,959
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(792)	0	(793)
Over the counter	0	(1,083)	0	(1,083)

$(1)	$(1,875)	$0	$(1,876)

Total Financial Derivative Instruments	$1	$82	$0	$83

Totals	$1	$398,400	$130	$398,531

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Low Duration Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Qatar National Bank QPSC 5.966% due 10/10/2023 «		$16,900	$16,900

Total Loan Participations and Assignments (Cost $16,863)			16,900

CORPORATE BONDS & NOTES 21.1%
BANKING & FINANCE 15.0%
Asian Development Bank 6.550% due 01/26/2025	ZAR	262,000	13,337
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023		$20,600	20,388
Banco Santander SA 3.496% due 03/24/2025		23,000	22,035
Bank of America Corp. 4.587% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	11,600	12,631
Bank of Nova Scotia 5.450% due 06/12/2025		$10,500	10,448
Barclays PLC
5.304% due 08/09/2026 •		8,000	7,807
7.325% due 11/02/2026 •		13,400	13,706
BNP Paribas SA 4.705% due 01/10/2025 •		17,100	16,951
Camden Property Trust 3.500% due 09/15/2024		200	194
Cape Lookout Re Ltd. 10.278% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		7,700	7,293
Capital One Financial Corp.
2.636% due 03/03/2026 •		24,200	22,611
4.166% due 05/09/2025 •		23,000	22,412
4.985% due 07/24/2026 •		19,800	19,199
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		10,400	9,296
Credit Agricole SA 1.907% due 06/16/2026 •		17,200	15,843
Credit Suisse AG
3.390% due 12/05/2025	EUR	8,200	8,762
3.700% due 02/21/2025		$22,000	21,037
4.750% due 08/09/2024		19,300	18,869
6.500% due 08/08/2023 (e)		800	797
Danske Bank AS
1.621% due 09/11/2026 •		500	449
3.773% due 03/28/2025 •		22,000	21,509
Deutsche Bank AG
3.875% due 02/12/2024	GBP	5,100	6,336
3.961% due 11/26/2025 •		$29,700	28,333
5.589% due 11/08/2023 •		17,800	17,762
6.309% (SOFRRATE + 1.219%) due 11/16/2027 ~		19,000	17,503
Equinix, Inc. 2.625% due 11/18/2024		9,246	8,834
Equitable Financial Life Global Funding 0.800% due 08/12/2024		400	378
Ford Motor Credit Co. LLC 1.744% due 07/19/2024	EUR	5,700	6,021
GA Global Funding Trust 1.250% due 12/08/2023		$28,000	27,351
General Motors Financial Co., Inc. 6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~		20,700	20,716
Goldman Sachs Group, Inc.
6.491% (US0003M + 1.170%) due 05/15/2026 ~		200	203
7.063% (US0003M + 1.600%) due 11/29/2023 ~		17,700	17,785
HAT Holdings LLC 6.000% due 04/15/2025		4,000	3,951
HSBC USA, Inc. 5.625% due 03/17/2025		6,900	6,873
ING Groep NV
3.869% due 03/28/2026 •		12,700	12,205
6.533% (US0003M + 1.000%) due 10/02/2023 ~		13,200	13,214
JPMorgan Chase & Co.
2.595% due 02/24/2026 •		2,300	2,182
5.856% (SOFRRATE + 0.765%) due 09/22/2027 ~		19,100	18,962

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Life Storage LP 3.500% due 07/01/2026		7,000	6,581
Metropolitan Life Global Funding
0.950% due 07/02/2025		11,250	10,238
4.050% due 08/25/2025		18,000	17,351
Mitsubishi UFJ Financial Group, Inc. 5.541% due 04/17/2026 •		4,500	4,475
Mizuho Financial Group, Inc. 5.079% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	28,800	19,183
Morgan Stanley 2.630% due 02/18/2026 •		$46,400	44,014
Nationwide Building Society 4.363% due 08/01/2024 •		3,825	3,817
NatWest Group PLC 7.472% due 11/10/2026 •		5,600	5,731
NatWest Markets PLC 3.479% due 03/22/2025		19,000	18,230
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024		15,600	14,987
1.125% due 09/16/2024		4,500	4,194
Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	2,794
3.450% due 06/02/2025		8,250	7,784
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		13,300	13,338
Societe Generale SA 2.625% due 01/22/2025		18,000	16,923
Standard Chartered PLC
0.991% due 01/12/2025 •		5,500	5,334
1.822% due 11/23/2025 •		5,000	4,678
6.021% (SOFRRATE + 0.930%) due 11/23/2025 ~		24,000	23,810
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		22,700	20,855
5.464% due 01/13/2026		12,600	12,564
Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/12/2023		4,900	4,856
2.550% due 03/10/2025		10,100	9,544
Swedbank AB
3.356% due 04/04/2025		22,000	21,053
5.337% due 09/20/2027		20,000	19,729
Toyota Motor Credit Corp. 5.810% due 12/11/2023 •		4,400	4,406
UBS AG 5.125% due 05/15/2024 (e)		6,500	6,401
UBS Group AG
2.193% due 06/05/2026 •		4,900	4,496
4.125% due 09/24/2025		2,700	2,581
4.488% due 05/12/2026 •		10,000	9,673
4.550% due 04/17/2026		2,100	2,020
4.703% due 08/05/2027 •		5,000	4,781
6.373% due 07/15/2026 •		6,200	6,162
UniCredit SpA 7.830% due 12/04/2023		49,200	49,496
VICI Properties LP 4.375% due 05/15/2025		4,300	4,160
Volkswagen Financial Services NV 1.875% due 12/03/2024	GBP	1,800	2,138
Wells Fargo & Co.
2.509% due 10/27/2023 (f)	CAD	12,300	9,202
3.908% due 04/25/2026 •		$15,100	14,607
Welltower, Inc. 4.250% due 04/01/2026		4,300	4,161

			930,530

INDUSTRIALS 4.6%
7-Eleven, Inc. 0.800% due 02/10/2024		9,600	9,306
American Honda Finance Corp. 5.000% due 05/23/2025		13,800	13,749
Amgen, Inc.
5.150% due 03/02/2028		3,600	3,599
5.250% due 03/02/2025		17,300	17,217
Bayer U.S. Finance LLC 6.562% (US0003M + 1.010%) due 12/15/2023 ~		5,900	5,894
Berry Global, Inc. 1.570% due 01/15/2026		1,900	1,714
Boeing Co. 1.950% due 02/01/2024		22,500	21,991
CommonSpirit Health 1.547% due 10/01/2025		15,500	14,105
Continental Resources, Inc. 2.268% due 11/15/2026		1,200	1,069
CRH America, Inc. 3.875% due 05/18/2025		2,775	2,673

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Daimler Truck Finance North America LLC
5.691% (SOFRRATE + 0.600%) due 12/14/2023 ~	19,000	19,009
5.841% (SOFRRATE + 0.750%) due 12/13/2024 ~	23,000	22,972
Fidelity National Information Services, Inc. 0.600% due 03/01/2024	12,000	11,584
Global Payments, Inc.
1.200% due 03/01/2026	3,300	2,934
2.650% due 02/15/2025	3,650	3,464
Hyundai Capital America
0.800% due 01/08/2024	1,500	1,461
1.000% due 09/17/2024	22,000	20,700
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	24,300	24,130
Penske Truck Leasing Co. LP 1.700% due 06/15/2026	11,100	9,810
Qorvo, Inc. 1.750% due 12/15/2024	2,725	2,537
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	2,200	2,010
Renesas Electronics Corp. 1.543% due 11/26/2024	24,200	22,627
Rogers Communications, Inc. 2.950% due 03/15/2025	26,400	25,070
SK Hynix, Inc. 1.000% due 01/19/2024	11,200	10,887
TD SYNNEX Corp. 1.250% due 08/09/2024	9,900	9,368
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024	2,000	1,974
WRKCo, Inc. 3.750% due 03/15/2025	3,600	3,466

		285,320

UTILITIES 1.5%
AES Corp. 1.375% due 01/15/2026	22,500	20,110
Constellation Energy Generation LLC 3.250% due 06/01/2025	6,300	6,000
Enel Finance International NV
1.375% due 07/12/2026	3,200	2,826
2.650% due 09/10/2024	11,700	11,262
4.250% due 06/15/2025	19,600	19,031
6.800% due 10/14/2025	3,100	3,159
Eversource Energy 0.800% due 08/15/2025	2,300	2,072
Jersey Central Power & Light Co. 4.700% due 04/01/2024	1,700	1,683
Pacific Gas & Electric Co.
3.750% due 02/15/2024	3,500	3,443
3.850% due 11/15/2023	7,600	7,534
4.250% due 08/01/2023	5,400	5,395
4.950% due 06/08/2025	14,200	13,771

		96,286

Total Corporate Bonds & Notes (Cost $1,364,508)		1,312,136

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.229% due 11/01/2024	1,100	1,040

Total Municipal Bonds & Notes (Cost $1,100)		1,040

U.S. GOVERNMENT AGENCIES 29.1%
Fannie Mae
0.900% due 10/25/2042 •(a)	10,222	1,047
1.000% due 11/25/2042 •(a)	10,686	919
1.000% due 01/25/2043	269	223
1.500% due 01/25/2042 •(a)	1,200	121
2.223% due 03/01/2035 •	61	59
2.500% due 05/25/2028 (a)	3,267	123
3.566% due 11/01/2034 •	78	77
3.708% due 01/01/2035 •	496	484
3.709% due 03/01/2035 •	592	584
3.890% due 09/01/2035 •	146	143
3.952% due 07/01/2035 •	70	68
3.955% due 09/01/2035 •	6	6
4.036% due 08/01/2035 •	136	138
4.095% due 11/01/2027 •	3	3
4.125% due 08/01/2029 •	38	38
4.133% due 08/01/2035 •	551	545
4.162% due 10/01/2035 - 11/01/2035 •	240	237

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

4.194% due 04/01/2034 •	126	124
4.250% due 05/25/2033	161	155
4.257% due 09/01/2032 •	130	128
4.273% due 12/01/2033 •	39	38
4.480% due 01/01/2028 •	2	2
4.496% due 12/01/2036 •	3	3
4.550% due 03/01/2035 •	48	47
4.585% due 01/01/2024 •	1	1
4.627% due 04/01/2024 •	2	2
4.784% due 03/01/2024 •	1	1
4.812% due 12/25/2042 ~	623	590
4.861% due 07/01/2035 •	229	224
4.944% due 07/01/2042 - 07/01/2044 •	126	122
4.994% due 09/01/2041 •	16	16
5.000% due 02/01/2053 - 06/01/2053	19,977	19,589
5.014% due 06/01/2035 •	32	32
5.094% due 06/25/2034 •	72	70
5.144% due 10/01/2030 - 11/01/2039 •	168	164
5.198% due 12/25/2036 •	210	203
5.315% due 05/01/2035 •	32	31
5.348% due 09/01/2034 •	3	3
5.400% due 01/25/2037 •	3	3
5.450% due 03/25/2037 •	406	395
5.500% due 08/25/2034	434	430
5.500% due 03/25/2037 - 03/25/2044 •	357	350
5.508% due 06/01/2035 •	148	145
5.510% due 03/25/2037 •	19	18
5.530% due 07/25/2037 •	448	439
5.550% due 06/25/2032 - 10/25/2040 •	67	66
5.600% due 12/25/2040 •	10	10
5.620% due 07/25/2037 •	532	526
5.650% due 08/25/2037 •	19	19
5.820% due 03/25/2038 •	20	20
5.850% due 05/01/2035 •	30	29
5.900% due 03/25/2038 - 01/25/2040 •	257	256
6.000% due 02/25/2040 •	129	129
6.500% due 07/25/2023 - 09/01/2033	593	608
7.000% due 04/01/2034	9	9
Fannie Mae, TBA
4.500% due 08/01/2038	50	49
5.500% due 09/01/2053	5,540	5,513
Freddie Mac
0.650% due 10/27/2025	62,200	56,372
0.680% due 08/06/2025	32,300	29,502
0.757% due 08/15/2043 •(a)	19,427	2,070
0.800% due 10/28/2026 (i)(k)	83,100	73,282
1.277% due 07/15/2036 •(a)	869	67
1.371% due 08/15/2044 •	4,994	4,883
1.957% due 08/15/2036 •(a)	2,322	221
2.920% due 01/25/2026	7,150	6,845
3.000% due 03/15/2027 - 05/15/2027 (a)	4,713	172
3.500% due 02/01/2047 - 06/01/2047	7,420	6,884
3.590% due 01/25/2025 ~	24,185	23,539
3.875% due 10/01/2035 •	279	281
4.000% due 01/15/2024 (a)	7	0
4.125% due 03/01/2035 •	67	65
4.153% due 10/01/2027 •	1	1
4.228% due 04/01/2035 •	170	166
4.290% due 04/01/2035 •	154	151
4.367% due 08/15/2032 ~	5	5
4.485% due 07/01/2027 •	3	3
4.488% due 03/01/2035 •	80	78
4.558% due 02/01/2037 •	3	3
5.000% due 01/01/2053 - 06/01/2053	42,706	41,876
5.100% due 04/01/2035 •	147	142
5.280% due 08/25/2031 •	431	433
5.290% due 09/25/2031 •	683	679
5.323% due 07/01/2035 •	2	2
5.376% due 07/25/2044 •	1,101	1,023
5.500% due 07/15/2034	278	276
5.500% due 08/01/2035 •	195	192
5.523% due 02/15/2037 •	20	20
5.533% due 02/15/2037 •	29	28
5.593% due 05/15/2037 •	6	6
5.643% due 11/15/2030 - 12/15/2031 •	16	16
5.704% due 05/01/2037 •	11	11
5.713% due 05/15/2036 •	15	15
5.743% due 01/15/2042 •	13	13
6.000% due 12/15/2028 - 07/15/2029	14	13
6.048% due 01/15/2038 •	1,609	1,607
6.500% due 03/15/2029 - 07/25/2043	7,058	7,234
7.000% due 01/01/2030 - 04/01/2032	5	4
7.500% due 07/15/2030	26	27
8.000% due 12/01/2024	2	2
8.500% due 07/01/2024 - 11/01/2025	11	10

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2023 - 09/20/2026 ~	15	15
2.625% due 07/20/2027 - 07/20/2034 •	68	67
2.750% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2025 ~	23	22
2.750% due 12/20/2026 •	1	1
2.875% (H15T1Y + 1.500%) due 06/20/2024 - 05/20/2026 ~	12	11
2.875% due 04/20/2027 - 05/20/2030 •	38	37
3.000% (H15T1Y + 1.500%) due 09/20/2024 ~	13	13
3.000% due 12/20/2027 - 07/20/2030 •	31	29
3.500% due 11/20/2026 •	1	1
3.625% (H15T1Y + 1.500%) due 01/20/2025 - 03/20/2026 ~	37	36
3.625% due 01/20/2027 - 02/20/2032 •	563	547
4.500% due 08/20/2048	882	863
4.585% due 08/20/2070 •	16,621	16,815
5.545% due 04/20/2066 •	3,311	3,285
5.694% due 03/20/2065 •	6,509	6,449
5.894% due 05/20/2066 •	2,163	2,145
6.226% due 11/20/2072 •	74,850	75,622
6.236% due 11/20/2072 •	88,219	89,195
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052	411,346	362,713
3.500% due 02/01/2047 - 12/01/2047	163,905	151,440
4.000% due 10/01/2047 - 08/01/2048	12,187	11,640
4.500% due 07/01/2023 - 09/01/2046	1,008	991
5.000% due 08/01/2025 - 04/01/2053	4,780	4,695
5.500% due 12/01/2023 - 01/01/2025	5	5
6.000% due 09/01/2023 - 01/01/2053	2,003	2,066
6.500% due 07/01/2034 - 03/01/2038	335	347
8.000% due 04/01/2030 - 11/01/2031	160	166
8.500% due 04/01/2025	5	5
9.500% due 07/01/2025 - 11/01/2025	6	6
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053	201,500	189,276
4.500% due 08/01/2053	232,500	223,654
5.000% due 07/01/2053 - 08/01/2053	334,300	327,640
5.500% due 08/01/2053	40,960	40,758
Vendee Mortgage Trust 6.500% due 05/15/2029	2,938	2,955

Total U.S. Government Agencies (Cost $1,899,577)		1,807,103

U.S. TREASURY OBLIGATIONS 18.0%
U.S. Treasury Notes
1.750% due 06/30/2024	70,000	67,518
3.625% due 05/15/2026	627,900	612,668
3.875% due 01/15/2026 (i)(k)	149,500	146,732
4.125% due 01/31/2025	215,700	212,347
4.125% due 06/15/2026 (k)	50,000	49,500
4.250% due 05/31/2025 (k)	32,800	32,389

Total U.S. Treasury Obligations (Cost $1,138,883)		1,121,154

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.3%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	6,950	6,476
280 Park Avenue Mortgage Trust 6.062% due 09/15/2034 •	10,200	9,900
ABN AMRO Mortgage Corp. 5.500% due 01/25/2034 «	35	33
American Home Mortgage Assets Trust 5.690% due 11/25/2035 •	273	247
Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~	9,218	7,713
Ashford Hospitality Trust 6.219% due 04/15/2035 •	1,032	1,009
Atrium Hotel Portfolio Trust
6.373% due 12/15/2036 •	9,945	9,606
6.393% due 06/15/2035 •	1,250	1,223
Austin Fairmont Hotel Trust 6.243% due 09/15/2032 •	3,600	3,579
BAMLL Commercial Mortgage Securities Trust
6.243% due 09/15/2038 •	4,100	3,743
6.250% due 04/15/2036 •	10,500	10,385
7.093% due 03/15/2037 •	500	496
Banc of America Alternative Loan Trust 5.500% due 10/25/2033	2,172	2,077
Banc of America Funding Trust
4.381% due 05/25/2035 ~	68	64
4.449% due 02/20/2036 ~	223	210
5.397% due 05/20/2035 •	235	235
5.500% due 09/25/2035 «	244	229
Banc of America Mortgage Trust
3.893% due 02/25/2035 «~	49	46
4.004% due 09/25/2035 ^~	1,112	971
5.348% due 05/25/2033 «~	4	3

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Barclays Commercial Mortgage Securities Trust 6.193% due 10/15/2037 •		52	51
Bear Stearns Adjustable Rate Mortgage Trust
2.785% due 11/25/2030 ~		7	7
3.250% due 02/25/2033 «~		31	23
3.907% due 01/25/2034 ~		5	5
4.033% due 01/25/2035 ~		199	185
4.146% due 08/25/2035 ^~		3,681	3,340
4.221% due 08/25/2035 ^~		525	427
4.227% due 08/25/2033 «~		44	43
4.374% due 08/25/2033 ~		181	173
4.482% due 02/25/2033 «~		13	13
4.513% due 04/25/2033 «~		138	133
4.589% due 10/25/2036 ^«~		70	64
4.963% due 01/25/2035 «~		1	1
Bear Stearns ALT-A Trust
3.759% due 04/25/2035 ~		1,060	1,043
4.195% due 05/25/2035 ~		275	260
4.202% due 09/25/2035 ^~		1,014	631
5.329% due 09/25/2034 «~		86	81
Bear Stearns Structured Products, Inc. Trust 4.098% due 01/26/2036 ^~		1,613	1,292
Beneria Cowen & Pritzer Collateral Funding Corp. 5.992% due 06/15/2038 •		398	356
BFLD Trust 6.351% due 10/15/2034 •		3,395	3,370
BX Trust
6.243% due 05/15/2030 •		3,600	3,564
6.280% due 10/15/2036 •		10,100	9,904
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.430% due 01/25/2035 •		110	104
Citigroup Commercial Mortgage Trust 6.148% due 12/15/2036 •		2,950	2,906
Citigroup Mortgage Loan Trust
4.047% due 03/25/2036 ^~		853	804
4.321% due 03/25/2034 ~		248	234
6.080% due 09/25/2035 •		9	9
Colony Mortgage Capital Ltd. 6.390% due 11/15/2038 •		10,400	10,130
Commercial Mortgage Trust
6.193% due 06/15/2034 •		3,400	3,154
6.494% due 12/15/2038 •		23,573	21,979
Countrywide Alternative Loan Trust 5.550% due 06/25/2036 ^•		348	153
Countrywide Home Loan Mortgage Pass-Through Trust 6.537% due 02/20/2036 ^•		4,130	3,779
Credit Suisse First Boston Mortgage Securities Corp. 5.449% due 03/25/2032 ~		217	202
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.740% due 10/25/2033 «~		18	17
Credit Suisse Mortgage Capital Trust 5.040% due 07/25/2050 ~		18,678	18,393
CRSNT Commercial Mortgage Trust 6.020% due 04/15/2036 •		25,400	23,729
DBGS Mortgage Trust 6.589% due 10/15/2036 •		1,220	1,134
DBWF Mortgage Trust 6.276% due 12/19/2030 •		14,558	14,363
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.550% due 06/25/2037 •		7,273	6,399
DROP Mortgage Trust 6.343% due 10/15/2043 •		23,100	21,073
EMF-NL Prime BV 4.027% due 04/17/2041 •	EUR	3,000	2,813
Eurosail PLC
5.150% due 03/13/2045 •	GBP	67	85
5.940% (BP0003M + 0.950%) due 06/13/2045 ~		3,913	4,900
Extended Stay America Trust 6.274% due 07/15/2038 •		$1,542	1,513
First Horizon Alternative Mortgage Securities Trust
5.067% due 09/25/2035 ^~		136	118
5.184% due 09/25/2034 «~		31	27
Ginnie Mae
5.866% due 04/20/2072		9,502	9,281
6.177% due 08/20/2071		8,433	8,525
Great Hall Mortgages PLC
3.677% due 03/18/2039 •	EUR	182	197
5.644% due 06/18/2039 •		$2,339	2,314
GS Mortgage Securities Corp. Trust
6.143% due 12/15/2036 •		19,146	18,610
6.193% due 11/15/2032 •		4,418	4,361
6.290% due 12/15/2036 •		280	276
GS Mortgage-Backed Securities Trust
2.500% due 08/25/2052 ~		22,122	17,919
3.000% due 09/25/2052 ~		23,996	20,260

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

GSR Mortgage Loan Trust
4.070% due 09/25/2035 ~		173	164
4.319% due 09/25/2035 «~		17	16
4.662% due 09/25/2035 ~		797	786
5.134% due 07/25/2035 ~		495	279
6.000% due 03/25/2032 «		19	18
HarborView Mortgage Loan Trust 4.201% due 07/19/2035 ^~		1,494	1,096
Hilton Orlando Trust 6.213% due 12/15/2034 •		150	148
Hops Hill No. 1 PLC 5.854% due 05/27/2054 •	GBP	2,086	2,653
IndyMac INDX Mortgage Loan Trust 5.570% due 05/25/2046 •		$1,004	893
InTown Mortgage Trust 7.636% due 08/15/2039 •		19,800	19,843
JP Morgan Chase Commercial Mortgage Securities Trust 6.293% due 12/15/2036 •		7,000	6,147
JP Morgan Mortgage Trust
4.076% due 08/25/2035 ^~		935	782
4.292% due 04/25/2037 ^«~		114	89
4.730% due 07/25/2035 «~		27	26
MASTR Adjustable Rate Mortgages Trust 4.560% due 11/21/2034 ~		46	44
Morgan Stanley Capital Trust
6.143% due 12/15/2036 •		100	82
6.168% due 11/15/2034 •		6,485	6,371
Morgan Stanley Mortgage Loan Trust
3.757% due 08/25/2034 «~		44	40
5.410% due 04/25/2035 •		793	741
5.470% due 01/25/2035 •		231	205
5.500% due 11/25/2035		1,043	959
MortgageIT Mortgage Loan Trust 5.790% due 02/25/2035 «•		147	138
Natixis Commercial Mortgage Securities Trust
6.143% due 08/15/2038 •		5,200	4,861
6.971% due 03/15/2035 •		1,976	1,939
New Orleans Hotel Trust 6.182% due 04/15/2032 •		1,400	1,347
Newgate Funding PLC 4.126% due 12/15/2050 •	EUR	964	1,014
NYO Commercial Mortgage Trust 6.356% due 11/15/2038 •		$4,700	4,280
OBX Trust
3.000% due 01/25/2052 ~		22,543	19,034
5.000% due 10/25/2051 •		5,606	5,171
One Market Plaza Trust 3.614% due 02/10/2032		8,600	7,962
ONE Park Mortgage Trust 5.961% due 03/15/2036 •		2,450	2,319
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.710% due 12/25/2035 •		1,959	1,815
Prime Mortgage Trust 5.550% due 02/25/2034 •		152	142
Residential Mortgage Securities PLC 6.159% due 06/20/2070 •	GBP	14,016	17,856
RESIMAC Bastille Trust 5.813% due 02/03/2053 •		$42,130	41,772
Ripon Mortgages PLC
0.000% due 08/28/2056 (d)	GBP	25,996	26,165
5.491% due 08/28/2056 •		37,252	47,142
5.691% due 08/28/2056 •		15,435	19,329
6.291% due 08/28/2056 •		1,792	2,197
7.791% due 08/28/2056 •		2,050	2,568
SFO Commercial Mortgage Trust 6.343% due 05/15/2038 •		$3,500	3,071
Stratton Mortgage Funding PLC 5.279% due 07/20/2060	GBP	19,786	25,130
Structured Adjustable Rate Mortgage Loan Trust 5.282% due 02/25/2034 ~		$14	13
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		31	28
5.410% due 03/25/2037 •		41	14
5.710% due 02/25/2036 ^•		833	701
5.806% due 09/19/2032 •		238	229
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.639% due 06/25/2033 «~		10	10
SunTrust Adjustable Rate Mortgage Loan Trust 4.894% due 01/25/2037 ^~		583	434
Tharaldson Hotel Portfolio Trust 6.241% due 11/11/2034 •		4,431	4,376
Thornburg Mortgage Securities Trust
3.073% due 12/25/2045 ^•		1,066	967
4.219% due 10/25/2045 •		1,602	1,532
Towd Point Mortgage Funding
5.523% due 10/20/2051	GBP	16,448	20,919

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

5.837% due 05/20/2045		33,142	41,969
5.841% due 07/20/2045 •		30,975	39,356
6.216% due 02/20/2045 •		388	492
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,551	2,346
6.150% due 05/25/2058 •		4,502	4,495
Trinity Square PLC 5.316% due 07/15/2059 •	GBP	13,700	17,375
TTAN 6.044% due 03/15/2038 •		$44	43
UWM Mortgage Trust 5.000% due 12/25/2051 •		20,037	18,531
VASA Trust 6.093% due 07/15/2039 •		5,000	4,409
Waikiki Beach Hotel Trust 6.243% due 12/15/2033 •		10,699	10,420
WaMu Mortgage Pass-Through Certificates Trust
3.975% due 01/25/2036 ~		85	77
4.976% due 08/25/2046 •		24	22
5.376% due 06/25/2042 •		175	161
5.730% due 10/25/2045 •		26	24
5.890% due 11/25/2034 •		1,483	1,358
6.000% due 06/25/2034 «		427	408
Washington Mutual Mortgage Pass-Through Certificates Trust 3.975% due 02/25/2033 «~		3	2
Wells Fargo-RBS Commercial Mortgage Trust 3.995% due 05/15/2047		14,015	13,649

Total Non-Agency Mortgage-Backed Securities (Cost $786,448)			763,966

ASSET-BACKED SECURITIES 20.6%
ACAS CLO Ltd. 6.152% due 10/18/2028 •		2,044	2,031
American Credit Acceptance Receivables Trust 2.660% due 02/13/2026		1,547	1,545
American Money Management Corp. CLO Ltd. 6.130% due 04/17/2029 •		1,168	1,169
Anchorage Capital CLO Ltd. 6.400% due 07/15/2032 •		22,000	21,703
Apidos CLO
6.162% due 07/18/2029 •		13,830	13,726
6.260% due 04/20/2031 •		4,500	4,457
Arbor Realty Commercial Real Estate Notes Ltd.
6.293% due 05/15/2036 •		7,600	7,472
6.517% due 01/15/2037 •		5,500	5,409
AREIT Trust 6.317% due 01/20/2037 •		22,417	21,854
Ares CLO Ltd. 6.312% due 04/18/2031 •		23,200	22,951
Asset-Backed Securities Corp. Home Equity Loan Trust 5.713% due 06/15/2031 •		4	4
Atlas Static Senior Loan Fund Ltd. 7.586% due 07/15/2030 •		12,002	12,053
Barings CLO Ltd. 6.320% due 01/20/2032 •		702	693
BDS Ltd. 6.507% due 12/16/2036 •		23,000	22,562
Bear Stearns Asset-Backed Securities Trust
6.150% due 11/25/2042 •		214	210
6.950% due 03/25/2043 •		1,189	1,164
Benefit Street Partners CLO Ltd.
6.210% due 10/15/2030 •		23,972	23,779
6.610% due 01/15/2033 •		15,900	15,782
Black Diamond CLO DAC 4.060% due 01/20/2032 •	EUR	4,115	4,428
BlueMountain CLO Ltd. 6.340% due 07/15/2031 •		$8,000	7,895
BNPP AM Euro CLO DAC 3.777% due 04/15/2031 •	EUR	300	320
BSPDF Issuer Ltd. 6.393% due 10/15/2036 •		$10,000	9,662
BSPRT Issuer Ltd. 7.443% due 07/15/2039 •		22,000	21,917
Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027		24,000	23,855
5.773% due 07/15/2027 •		19,300	19,331
Carlyle Euro CLO DAC 4.213% due 08/15/2032 •	EUR	8,900	9,494
Carlyle Global Market Strategies Euro CLO DAC 4.073% due 11/15/2031 •		250	268
Carlyle U.S. CLO Ltd. 6.250% due 04/20/2031 •		$19,700	19,455
Carmax Auto Owner Trust 5.837% due 09/15/2025 •		12,163	12,173
Carvana Auto Receivables Trust 2.570% due 05/12/2025		6,390	6,356

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Catamaran CLO Ltd. 6.373% due 04/22/2030 •		5,557	5,524
Centex Home Equity Loan Trust 6.080% due 09/25/2034 •		1,038	997
CIFC Funding Ltd.
6.223% due 10/24/2030 •		19,992	19,853
6.362% due 07/18/2031 •		4,400	4,363
Citibank Credit Card Issuance Trust
5.774% due 04/22/2026 •		12,600	12,624
5.801% due 08/07/2027 •		12,900	12,938
Countrywide Asset-Backed Certificates Trust
5.570% due 01/25/2045 •		1,165	1,156
5.870% due 07/25/2034 •		603	594
5.900% due 03/25/2034 •		295	287
CQS U.S. CLO Ltd. 7.698% due 07/20/2031 •		12,108	12,186
Dell Equipment Finance Trust 2.110% due 08/23/2027		3,239	3,222
Discover Card Execution Note Trust 5.793% due 12/15/2026 •		19,600	19,610
Dryden Senior Loan Fund 6.268% due 04/15/2029 •		20,232	20,128
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		19,193	18,786
5.760% due 10/22/2029		13,100	13,057
EquiFirst Mortgage Loan Trust 5.630% due 01/25/2034 «•		172	158
Exeter Automobile Receivables Trust 4.330% due 02/17/2026		1,010	1,007
First Franklin Mortgage Loan Asset-Backed Certificates 5.975% due 05/25/2034 •		1,015	995
Flagship Credit Auto Trust 3.280% due 08/15/2025		8,797	8,755
Fremont Home Loan Trust 5.210% due 01/25/2037 •		176	81
Gallatin CLO Ltd.
6.311% due 01/21/2028 •		5,614	5,609
6.350% due 07/15/2031 •		28,000	27,463
GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		4,339	4,308
3.550% due 01/15/2026		6,268	6,202
4.590% due 05/15/2026		5,398	5,356
GM Financial Automobile Leasing Trust 2.930% due 10/21/2024		8,654	8,597
GPMT Ltd.
6.407% due 07/16/2035 •		12,457	12,048
6.498% due 12/15/2036 •		22,182	21,433
GSAMP Trust
3.332% due 11/25/2034 •		1,244	1,173
5.220% due 12/25/2036 •		1,394	684
Hertz Vehicle Financing LLC
3.370% due 03/25/2025		22,500	22,188
3.730% due 09/25/2026		22,500	21,473
Home Equity Asset Trust 5.710% due 08/25/2036 •		6,199	6,037
HPEFS Equipment Trust 3.150% due 09/20/2029		11,735	11,630
HSI Asset Securitization Corp. Trust 5.250% due 10/25/2036 •		30	12
Hyundai Auto Lease Securitization Trust 5.707% due 04/15/2025 •		725	726
LCM LP 6.135% due 07/19/2027 •		12,763	12,698
LCM Ltd. 6.148% due 07/20/2030 •		21,495	21,380
LL ABS Trust 3.760% due 11/15/2029		7,817	7,727
LoanCore Issuer Ltd.
5.981% due 07/15/2035 •		7,683	7,522
6.493% due 07/15/2036 •		13,800	13,492
Lument Finance Trust, Inc. 6.363% due 06/15/2039 •		21,000	20,569
Madison Park Euro Funding DAC 3.977% due 07/15/2032 •	EUR	5,000	5,321
Madison Park Funding Ltd. 6.262% due 07/27/2031 •		$5,604	5,555
Magnetite Ltd.
6.060% due 01/15/2028 •		740	735
6.201% due 11/15/2028 •		20,330	20,201
6.240% due 04/15/2031 •		982	976
Marathon Static CLO Ltd. 7.268% due 07/20/2030 •		9,340	9,351
Massachusetts Educational Financing Authority 6.205% due 04/25/2038 •		1,034	1,034
MF1 LLC 7.226% due 06/19/2037 •		22,500	22,437

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

MF1 Ltd. 6.417% due 02/19/2037 •		23,000	22,489
Mid-State Trust 4.864% due 07/15/2038		89	86
MMAF Equipment Finance LLC 5.570% due 09/09/2025		7,250	7,213
Morgan Stanley ABS Capital, Inc. Trust
5.400% due 05/25/2037 •		3,184	2,775
5.855% due 12/25/2034 •		382	344
Morgan Stanley IXIS Real Estate Capital Trust 5.200% due 11/25/2036 •		14	5
Mountain View CLO LLC 6.300% due 01/16/2031 •		2,177	2,151
Nassau Ltd. 6.410% due 10/15/2029 •		1,109	1,107
New Century Home Equity Loan Trust 5.870% due 03/25/2035 •		2,002	1,926
Nissan Auto Lease Trust 5.697% due 03/17/2025 •		1,850	1,852
NovaStar Mortgage Funding Trust 5.470% due 05/25/2036 •		1,652	1,613
Oaktree CLO Ltd. 6.370% due 10/20/2032 •		20,100	19,773
OCP Euro CLO DAC 4.091% due 09/22/2034 •	EUR	3,200	3,401
Option One Mortgage Loan Trust 5.885% due 08/25/2035 «•		$74	72
Oscar U.S. Funding LLC 2.820% due 04/10/2029		23,000	21,195
Palmer Square CLO Ltd. 6.260% due 10/17/2031 •		12,200	12,073
PFP Ltd.
6.043% due 04/14/2038 •		968	950
6.158% due 08/09/2037 •		399	389
7.376% due 08/19/2035 •		18,600	18,628
RAAC Trust 5.850% due 03/25/2034 «•		54	51
Ready Capital Mortgage Financing LLC
6.150% due 04/25/2038 •		13,909	13,621
6.350% due 11/25/2036 •		2,249	2,202
6.717% due 01/25/2037 •		21,956	21,662
Renaissance Home Equity Loan Trust 5.850% due 08/25/2032 «•		40	35
RR 3 Ltd. 6.350% due 01/15/2030 •		1,286	1,277
Santander Drive Auto Receivables Trust
3.980% due 01/15/2025		9,388	9,377
4.370% due 05/15/2025		9,246	9,232
5.810% due 01/15/2026		1,619	1,619
5.870% due 03/16/2026		25,500	25,477
Saranac CLO Ltd. 7.120% due 06/22/2030 •		1,031	1,022
Saxon Asset Securities Trust 2.029% due 03/25/2035 ^•		389	377
Securitized Asset-Backed Receivables LLC Trust
5.270% due 12/25/2036 ^•		2,884	685
5.280% due 05/25/2037 ^•		377	283
SLM Student Loan Trust
4.076% due 12/15/2033 •	EUR	591	595
5.405% due 10/25/2029 •		$2,645	2,637
SMB Private Education Loan Trust
3.940% due 02/16/2055		18,074	17,005
6.517% due 02/16/2055 •		18,074	17,920
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		2,299	2,295
Sound Point CLO Ltd.
6.230% due 10/20/2030 •		27,140	26,835
6.235% due 07/25/2030 •		27,535	27,222
6.460% due 07/20/2032 •		23,000	22,582
Soundview Home Loan Trust 5.270% due 11/25/2036 •		1,130	328
Stratus CLO Ltd. 6.200% due 12/29/2029 •		2,801	2,779
Structured Asset Investment Loan Trust
5.855% due 03/25/2034 •		2,345	2,262
6.050% due 09/25/2034 •		91	90
Structured Asset Securities Corp. 5.810% due 02/25/2035 •		138	138
Symphony Static CLO Ltd. 6.085% due 10/25/2029 •		3,397	3,360
TCI-Symphony CLO Ltd. 6.262% due 10/13/2032 •		23,000	22,746
THL Credit Wind River CLO Ltd. 6.340% due 04/15/2031 •		23,000	22,718
Tikehau CLO DAC 4.144% due 08/04/2034 •	EUR	2,400	2,559

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Towd Point HE Trust 0.918% due 02/25/2063 ~		$5,805	5,423
Toyota Auto Receivables Owner Trust 5.050% due 01/15/2026		750	747
TPG Real Estate Finance Issuer Ltd.
6.358% due 03/15/2038 •		18,049	17,421
6.717% due 02/15/2039 •		23,000	22,368
Tricolor Auto Securitization Trust 3.300% due 02/18/2025		3,361	3,341
TSTAT Ltd. 7.348% due 07/20/2031 •		7,145	7,164
Venture CLO Ltd.
6.140% due 04/15/2027 •		728	726
6.270% due 04/20/2029 •		6,968	6,959
6.300% due 07/20/2030 •		7,227	7,159
6.380% due 04/20/2032 •		22,000	21,667
Vibrant CLO Ltd. 6.290% due 09/15/2030 •		711	703
VMC Finance LLC 6.257% due 06/16/2036 •		11,830	11,603
Wellfleet CLO Ltd. 6.140% due 07/20/2029 •		11,276	11,154
Westlake Automobile Receivables Trust 6.197% due 08/15/2025 •		8,998	9,006

Total Asset-Backed Securities (Cost $1,299,481)			1,278,450

SOVEREIGN ISSUES 0.0%
Provincia de Buenos Aires 88.734% due 04/12/2025	ARS	28,931	54

Total Sovereign Issues (Cost $761)			54

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos SAB de CV (c)		572	0

Total Common Stocks (Cost $606)			0

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.0%
COMMERCIAL PAPER 3.3%
Amcor Flexibles North America, Inc. 5.430% due 07/13/2023		$2,450	2,445
American Electric Power Co., Inc. 5.480% due 08/01/2023		2,000	1,990
Conagra Brands, Inc. 5.750% due 07/05/2023		27,150	27,129
Consolidated Edison Co. of New York, Inc. 5.430% due 07/25/2023		3,000	2,989
Constellation Brands, Inc. 5.590% due 07/03/2023		5,000	4,998
Dominion Resources, Inc.
5.440% due 08/09/2023 (b)		950	944
5.490% due 07/10/2023		7,072	7,062
Enbridge (US), Inc. 5.450% due 07/25/2023		3,850	3,835
Entergy Corp.
5.400% due 07/11/2023		3,100	3,095
5.430% due 07/17/2023		5,000	4,987
Global Payments, Inc.
5.930% due 07/26/2023		2,250	2,240
5.930% due 07/28/2023		10,000	9,954
Haleon UK Capital PLC
5.500% due 08/07/2023 (b)		2,100	2,089
5.500% due 08/08/2023 (b)		2,900	2,884
Humana, Inc. 5.450% due 07/17/2023		2,000	1,995
International Flavors & Fragrances, Inc.
6.050% due 07/26/2023 (b)		1,625	1,619
6.050% due 07/28/2023 (b)		800	797
McCormick & Co., Inc. 5.350% due 07/25/2023		1,150	1,146
Mondelez International, Inc.
5.430% due 07/13/2023		8,700	8,684

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

5.430% due 07/14/2023	3,700	3,692
National Grid North America, Inc. 5.450% due 07/13/2023	9,000	8,983
Northrop Grumman Corp. 5.600% due 08/22/2023	15,300	15,176
Penske Truck Leasing Co. LP 5.350% due 07/14/2023	1,150	1,148
Quanta Services, Inc. 5.900% due 07/18/2023	700	698
Raytheon Technologies Corp. 5.450% due 07/12/2023	12,000	11,979
Targa Resources Corp.
5.950% due 07/26/2023	4,700	4,683
6.000% due 07/07/2023	3,850	3,846
Trane Technologies Financing Ltd. 5.550% due 07/25/2023	17,700	17,661
VW Credit, Inc.
5.400% due 07/26/2023	1,000	996
5.430% due 08/01/2023	4,200	4,180
Walgreens Boots Alliance, Inc.
6.000% due 07/05/2023	16,500	16,487
6.000% due 07/06/2023	26,050	26,025

		206,436

REPURCHASE AGREEMENTS (g) 7.7%		475,985

Total Short-Term Instruments (Cost $682,474)		682,421

Total Investments in Securities (Cost $7,190,701)		6,983,224

	SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short Asset Portfolio	22,134,577	213,267
PIMCO Short-Term Floating NAV Portfolio III	15,588	151

Total Short-Term Instruments (Cost $215,728)		213,418

Total Investments in Affiliates (Cost $215,728)		213,418

Total Investments 115.8% (Cost $7,406,429)		$7,196,642
Financial Derivative Instruments (h)(j) (0.4)%(Cost or Premiums, net $(14,483))		(27,422)
Other Assets and Liabilities, net (15.4)%		(954,869)

Net Assets 100.0%		$6,214,351

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Security did not produce income within the last twelve months.
(d)								Zero coupon security.
(e)								Contingent convertible security.
(f)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Wells Fargo & Co.				2.509%	10/27/2023	10/20/2020		$9,404	$9,202	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.080%	07/03/2023	07/05/2023	$221,800	U.S. Treasury Notes 1.250% due 05/31/2028			$(226,284)	$221,800	$221,800
	5.100	06/30/2023	07/03/2023	221,800	U.S. Treasury Inflation Protected Securities 0.250% - 0.625% due 01/15/2026 - 02/15/2050			(226,768)	221,800	221,895
	5.110	06/30/2023	07/03/2023	28,600	U.S. Treasury Notes 2.375% due 03/31/2029			(29,167)	28,600	28,612
FICC	2.400	06/30/2023	07/03/2023	3,685	U.S. Treasury Notes 4.625% due 06/30/2025			(3,759)	3,685	3,685
JPS	5.180	06/30/2023	07/03/2023	100	U.S. Treasury Notes 1.750% due 07/31/2024			(102)	100	100

Total Repurchase Agreements								$(486,080)	$475,985	$476,092

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (8.5)%
Uniform Mortgage-Backed Security, TBA						3.000%	08/01/2053	$418,700	$(371,618)	$(369,094)
Uniform Mortgage-Backed Security, TBA						3.500	08/01/2053	176,500	(162,141)	(161,022)

Total Short Sales (8.5)%									$(533,759)	$(530,116)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(55,899) at a weighted average interest rate of 5.052%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures					$110.750	07/21/2023	79	$79	$(17)	$(16)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures					113.750	07/21/2023	79	79	(14)	(17)
Put - CME 3-Month SOFR Active Contract December 2023 Futures					96.500	12/15/2023	138	345	(129)	(650)
Put - CME 3-Month SOFR Active Contract December 2023 Futures					96.750	12/15/2023	2,183	5,458	(3,175)	(11,577)
Call - CME 3-Month SOFR Active Contract December 2023 Futures					98.000	12/15/2023	138	345	(112)	(7)

Total Written Options									$(3,447)	$(12,267)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	189	$44,717	$(450)	$16	$0
U.S. Treasury 2-Year Note September Futures	09/2023	17,271	3,511,950	(50,134)	0	(540)
U.S. Treasury 5-Year Note September Futures	09/2023	258	27,630	(524)	0	0

$(51,108)	$16	$(540)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2023	65	$(66,917)	$(240)	$50	$(27)
U.S. Treasury 10-Year Note September Futures	09/2023	5,454	(612,297)	11,000	0	(767)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	4,139	(490,213)	5,091	0	(1,229)

$15,851	$50	$(2,023)

Total Futures Contracts	$(35,257)	$66	$(2,563)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Enbridge, Inc.	1.000%	Quarterly	12/20/2024	0.502%	$25,000	$291	$(104)	$187	$1	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	1.239	2,100	101	14	115	0	(1)

$392	$(90)	$302	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-38 5-Year Index	(5.000)%	Quarterly	06/20/2027	$87,710	$119	$(3,785)	$(3,666)	$0	$(592)
CDX.IG-39 5-Year Index	(1.000)	Quarterly	12/20/2027	31,700	(190)	(284)	(474)	0	(41)
CDX.IG-40 5-Year Index	(1.000)	Quarterly	06/20/2028	630,200	(4,151)	(5,505)	(9,656)	0	(849)

$(4,222)	$(9,574)	$(13,796)	$0	$(1,482)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	03/17/2024	JPY	49,140,000	$725	$(616)	$109	$6	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	4,960,000	(127)	592	465	74	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	12/15/2041	1,690,000	959	510	1,469	37	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	9,080,000	518	3,406	3,924	341	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024	$30,600	0	287	287	0	(9)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024	19,700	0	170	170	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	150,400	(572)	(10,224)	(10,796)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	10,400	(22)	(87)	(109)	3	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	28,900	(100)	(719)	(819)	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	8,000	(22)	(111)	(133)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	34,710	3,582	1,248	4,830	0	(68)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	1,442,200	(3,369)	(12,318)	(15,687)	0	(596)
Pay(6)	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024	566,600	(110)	(4,177)	(4,287)	0	(324)

$1,462	$(22,039)	$(20,577)	$498	$(1,003)

Total Swap Agreements	$(2,368)	$(31,703)	$(34,071)	$499	$(2,486)

(i)	Securities with an aggregate market value of $46,533 and cash of $46,563 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	AUD	667	$437	$0	$(8)
07/2023	$2,408	AUD	3,628	9	0
08/2023	AUD	3,628	$2,410	0	(9)
BOA	07/2023	5,368	3,505	0	(71)
07/2023	CAD	12,295	9,036	0	(245)
07/2023	DKK	3,068	451	2	0
07/2023	$244	DKK	1,692	4	0
08/2023	NZD	2,927	$1,856	60	0
08/2023	$451	DKK	3,063	0	(2)
09/2023	KRW	58,367	$46	2	0
BPS	07/2023	AUD	503	328	0	(7)
07/2023	BRL	566	117	0	(1)
07/2023	$1,718	AUD	2,594	10	0
07/2023	117	BRL	566	2	0
08/2023	AUD	2,594	$1,720	0	(10)
08/2023	BRL	566	116	0	(1)
08/2023	$937	ZAR	17,430	0	(14)
BRC	07/2023	PEN	246,011	$67,522	10	(285)
07/2023	$33,622	PEN	123,005	285	0
08/2023	GBP	9,672	$12,140	0	(147)
08/2023	$1,700	GBP	1,368	38	0
08/2023	1,882	JPY	249,085	0	(145)
08/2023	1,141	ZAR	21,090	0	(25)
CBK	07/2023	AUD	2,317	$1,512	0	(32)
07/2023	PEN	123,325	30,379	0	(3,616)
07/2023	$34,005	PEN	123,325	0	(10)
08/2023	SEK	3,210	$317	18	0
08/2023	$5,059	GBP	3,998	20	0
08/2023	1,642	PEN	6,414	120	0
CLY	07/2023	718	DKK	4,972	11	0
08/2023	3,022	NZD	4,971	28	0
DUB	07/2023	BRL	178,014	$36,939	0	(239)
07/2023	$32,854	BRL	178,014	4,323	0
10/2023	ZAR	418,421	$22,977	976	0
GLM	07/2023	BRL	178,580	36,985	0	(311)
07/2023	$37,056	BRL	178,580	240	0
09/2023	36,985	180,559	305	0
JPM	07/2023	AUD	5,157	$3,371	0	(64)
08/2023	GBP	106,735	135,185	0	(401)
08/2023	$5,222	GBP	4,216	133	0
08/2023	308	JPY	40,935	0	(23)
09/2023	INR	8,677	$105	0	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

09/2023	$31,339	PEN	115,389	277	0
MBC	08/2023	EUR	54,248	$59,861	544	0
09/2023	KRW	108,194	85	2	0
MYI	07/2023	DKK	2,736	401	0	0
08/2023	NZD	6,120	3,841	85	0
08/2023	$401	DKK	2,732	0	0
08/2023	708	EUR	646	0	(2)
08/2023	26,840	JPY	3,566,798	0	(1,963)
08/2023	1,102	ZAR	21,375	29	0
09/2023	INR	1,874	$23	0	0
09/2023	KRW	121,594	95	2	0
NGF	08/2023	CNH	314	46	2	0
RBC	08/2023	GBP	20,630	26,066	0	(140)
08/2023	MXN	3,457	199	0	(1)
SCX	07/2023	AUD	7,279	4,757	0	(92)
07/2023	$3,538	AUD	5,330	12	0
08/2023	AUD	5,330	$3,541	0	(12)
08/2023	CNH	4,626	674	35	0
08/2023	NZD	1,039	649	11	0
08/2023	$5,971	GBP	4,689	0	(14)
09/2023	INR	5,426	$66	0	0
SOG	07/2023	AUD	4,407	2,883	0	(52)
SSB	07/2023	$33,723	PEN	123,005	168	0
08/2023	PEN	123,006	$33,676	0	(147)
TOR	07/2023	AUD	2,332	1,525	0	(28)
07/2023	$4,332	AUD	6,559	37	0
07/2023	9,293	CAD	12,296	4	(15)
08/2023	AUD	6,559	$4,336	0	(37)
08/2023	CAD	12,291	9,293	15	(4)
08/2023	NZD	4,075	2,543	42	0
08/2023	$12,389	JPY	1,642,728	0	(931)
UAG	07/2023	AUD	534	$349	0	(6)
07/2023	$6,980	AUD	10,453	16	(33)
08/2023	AUD	10,453	$6,985	33	(16)
08/2023	GBP	93,492	118,171	0	(592)
08/2023	$125	DKK	858	1	0
08/2023	9,624	ZAR	184,819	154	0
10/2023	ZAR	134,842	$7,283	193	0

Total Forward Foreign Currency Contracts	$8,258	$(9,751)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	79,400	$635	$1,151
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	73,100	548	1,058

Total Purchased Options	$1,183	$2,209

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	79,400	$(397)	$(787)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	79,400	(238)	(449)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	9,900	(76)	(13)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	9,900	(76)	(172)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	73,100	(344)	(735)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	73,100	(205)	(433)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	94,100	(645)	(11)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	94,100	(645)	(2,052)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	42,400	(154)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	42,400	(154)	(552)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	86,100	(269)	(11)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	3.750	12/07/2023	86,100	(269)		(1,078)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	4.715	09/11/2023	66,900	(187)		(396)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	2.993	10/11/2023	15,100	(102)		(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	2.993	10/11/2023	15,100	(102)		(318)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	2.845	11/13/2023	45,300	(286)		(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	2.845	11/13/2023	45,300	(287)		(967)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	2.785	04/08/2024	9,900	(76)		(13)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	2.785	04/08/2024	9,900	(76)		(172)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Receive	2.835	04/08/2024	9,900	(75)		(13)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR		Pay	2.835	04/08/2024	9,900	(75)		(168)

Total Written Options								$(4,738)		$(8,355)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.143%	$38,000	$(1,834)	$493	$0	$(1,341)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	3,000	(144)	53	0	(91)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	600	(53)	26	0	(27)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668	1,800	(88)	51	0	(37)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668	7,200	(352)	203	0	(149)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	1,800	(65)	10	0	(55)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	9,200	(444)	119	0	(325)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	1,100	(40)	7	0	(33)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	600	(53)	27	0	(26)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.431	11,400	1,594	(128)	1,466	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	9,400	(424)	138	0	(286)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	10,800	(963)	487	0	(476)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	46,800	(2,247)	595	0	(1,652)

Total Swap Agreements							$(5,113)	$2,081	$1,466	$(4,498)

(k)

Securities with an aggregate market value of $16,123 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$16,900	$16,900
Corporate Bonds & Notes
Banking & Finance	0	930,530	0	930,530
Industrials	0	285,320	0	285,320
Utilities	0	96,286	0	96,286
Municipal Bonds & Notes
Texas	0	1,040	0	1,040
U.S. Government Agencies	0	1,807,103	0	1,807,103
U.S. Treasury Obligations	0	1,121,154	0	1,121,154
Non-Agency Mortgage-Backed Securities	0	762,478	1,488	763,966
Asset-Backed Securities	0	1,278,134	316	1,278,450
Sovereign Issues	0	54	0	54
Short-Term Instruments
Commercial Paper	4,973	201,463	0	206,436
Repurchase Agreements	0	475,985	0	475,985

	$4,973	$6,959,547	$18,704	$6,983,224
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$213,418	$0	$0	$213,418

Total Investments	$218,391	$6,959,547	$18,704	$7,196,642

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(530,116)	$0	$(530,116)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	50	515	0	565
Over the counter	0	11,933	0	11,933

	$50	$12,448	$0	$12,498
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(27)	(17,289)	0	(17,316)
Over the counter	0	(22,604)	0	(22,604)

	$(27)	$(39,893)	$0	$(39,920)

Total Financial Derivative Instruments	$23	$(27,445)	$0	$(27,422)

Totals	$218,414	$6,401,986	$18,704	$6,639,104

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Low Duration Fund II	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.4% ¤
CORPORATE BONDS & NOTES 6.6%
BANKING & FINANCE 4.7%
Camden Property Trust 3.500% due 09/15/2024	$1,100	$1,069
Capital One Financial Corp.
2.636% due 03/03/2026 •	1,100	1,028
4.166% due 05/09/2025 •	900	877
4.250% due 04/30/2025	500	483
Citigroup, Inc. 5.746% (SOFRRATE + 0.694%) due 01/25/2026 ~(d)	800	797
Equitable Financial Life Global Funding 0.800% due 08/12/2024	1,300	1,228
GA Global Funding Trust
0.800% due 09/13/2024	1,000	931
1.250% due 12/08/2023	900	879
3.850% due 04/11/2025	1,000	953
Goldman Sachs Group, Inc. 7.063% (US0003M + 1.600%) due 11/29/2023 ~	900	904
JPMorgan Chase & Co. 5.856% (SOFRRATE + 0.765%) due 09/22/2027 ~	1,000	993
Metropolitan Life Global Funding 0.950% due 07/02/2025	1,300	1,183
Morgan Stanley 2.630% due 02/18/2026 •	2,900	2,751
Pricoa Global Funding 4.200% due 08/28/2025	900	873
Toyota Motor Credit Corp. 5.810% due 12/11/2023 •	200	200

		15,149

INDUSTRIALS 1.6%
7-Eleven, Inc. 0.800% due 02/10/2024	1,300	1,260
American Airlines Pass-Through Trust 3.575% due 07/15/2029	1,036	961
American Honda Finance Corp. 5.000% due 05/23/2025	800	797
Daimler Truck Finance North America LLC
5.691% (SOFRRATE + 0.600%) due 12/14/2023 ~	1,000	1,001
5.841% (SOFRRATE + 0.750%) due 12/13/2024 ~	1,000	999

		5,018

UTILITIES 0.3%
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	1,100	1,025

Total Corporate Bonds & Notes (Cost $22,254)		21,192

MUNICIPAL BONDS & NOTES 0.2%
TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 1.041% due 11/01/2023	700	690

Total Municipal Bonds & Notes (Cost $700)		690

U.S. GOVERNMENT AGENCIES 28.8%
Fannie Mae
1.100% due 01/25/2040 •(a)	675	49
3.708% due 01/01/2035 •	21	21
3.952% due 07/01/2035 •	3	3
4.000% due 01/25/2033	4	4
4.250% due 01/01/2024 •	3	3
4.345% due 05/01/2038 •	116	118
4.410% due 09/01/2028 •	5	5
4.415% due 11/01/2034 •	77	78
4.500% due 01/01/2036	139	136
4.812% due 12/25/2042 ~	32	30
4.944% due 07/01/2042 •	32	31

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2023 (Unaudited)

4.994% due 09/01/2041 •	81	79
5.000% due 05/01/2053	3,087	3,027
5.014% due 06/01/2035 •	67	66
5.144% due 08/01/2030 •	29	28
5.600% due 10/25/2030 •	8	8
Fannie Mae, TBA 5.500% due 09/01/2053	2,000	1,990
Freddie Mac
0.000% due 05/15/2037 (b)(c)	58	51
0.650% due 10/22/2025 - 10/27/2025	10,600	9,605
0.680% due 08/06/2025	8,300	7,581
0.800% due 10/28/2026 (h)	2,600	2,293
1.257% due 04/15/2037 •(a)	607	51
1.371% due 08/15/2044 •	246	240
2.000% due 11/15/2026	107	104
2.920% due 01/25/2026	250	239
3.590% due 01/25/2025 ~	1,197	1,165
4.000% due 08/01/2048	1,098	1,050
4.256% due 12/15/2042 •	369	358
5.176% due 02/25/2045 •	212	204
5.323% due 07/01/2035 •	10	10
5.523% due 09/25/2024 •	248	247
5.743% due 07/15/2041 •	323	316
5.913% due 05/15/2037 •	139	138
6.500% due 07/25/2043	288	295
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2023 - 07/20/2025 ~	4	4
2.625% due 07/20/2030 •	16	15
2.750% (H15T1Y + 1.500%) due 10/20/2025 ~	20	19
2.875% (H15T1Y + 1.500%) due 06/20/2025 ~	2	2
2.875% due 04/20/2027 - 05/20/2027 •	19	18
4.500% due 08/20/2048	1,039	1,016
4.508% due 09/20/2067 •	1,300	1,299
4.585% due 08/20/2070 •	1,146	1,159
4.695% due 03/20/2065 •	912	899
4.982% due 10/20/2066 •	589	587
5.318% due 06/20/2065 •	199	198
5.502% due 04/20/2066 •	758	751
5.545% due 04/20/2066 •	697	691
5.594% due 07/20/2067 •	989	983
5.694% due 03/20/2065 •	1,008	998
5.894% due 05/20/2066 •	371	368
6.226% due 11/20/2072 •	497	502
6.236% due 11/20/2072 •	608	615
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052	15,263	13,459
3.500% due 07/01/2047 - 11/01/2047	5,285	4,895
4.000% due 08/01/2048 - 08/01/2052	9,296	8,741
4.500% due 04/01/2024 - 07/01/2025	95	94
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2053	8,900	8,561
5.000% due 08/01/2053 - 09/01/2053	17,600	17,253

Total U.S. Government Agencies (Cost $97,487)		92,750

U.S. TREASURY OBLIGATIONS 17.5%
U.S. Treasury Notes
3.625% due 05/15/2026	40,200	39,225
3.875% due 04/30/2025	5,100	5,001
3.875% due 01/15/2026	7,400	7,263
4.125% due 01/31/2025	4,800	4,726

Total U.S. Treasury Obligations (Cost $57,252)		56,215

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.6%
280 Park Avenue Mortgage Trust 6.062% due 09/15/2034 •	900	874
Atrium Hotel Portfolio Trust 6.373% due 12/15/2036 •	900	869
Austin Fairmont Hotel Trust 6.243% due 09/15/2032 •	900	895
BAMLL Commercial Mortgage Securities Trust
6.243% due 09/15/2038 •	900	822
6.250% due 04/15/2036 •	900	890
Banc of America Funding Trust 4.381% due 05/25/2035 ~	137	127
Barclays Commercial Mortgage Securities Trust
3.662% due 04/15/2055 ~	1,700	1,506
6.193% due 07/15/2037 •	900	881
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	2	1
3.907% due 01/25/2034 ~	21	20
4.411% due 02/25/2036 ^«~	4	3
4.482% due 02/25/2033 «~	1	1
Bear Stearns ALT-A Trust 4.195% due 05/25/2035 ~	113	107

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2023 (Unaudited)

Beneria Cowen & Pritzer Collateral Funding Corp. 5.992% due 06/15/2038 •	900	806
BX Trust
5.896% due 04/15/2039 •	488	469
6.243% due 05/15/2030 •	900	891
6.280% due 10/15/2036 •	900	883
Citigroup Mortgage Loan Trust
6.080% due 09/25/2035 •	16	16
6.780% due 09/25/2035 •	10	10
Colony Mortgage Capital Ltd. 6.390% due 11/15/2038 •	900	877
Commercial Mortgage Trust
6.193% due 06/15/2034 •	900	835
6.494% due 12/15/2038 •	900	839
Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 11/25/2034 ~	31	28
3.864% due 02/20/2035 ~	8	8
6.537% due 02/20/2036 ^•	175	160
Credit Suisse First Boston Mortgage Securities Corp. 5.449% due 03/25/2032 ~	13	12
Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~	386	368
6.594% due 07/15/2038 •	100	90
CRSNT Commercial Mortgage Trust 6.020% due 04/15/2036 •	1,300	1,214
DROP Mortgage Trust 6.343% due 10/15/2043 •	1,100	1,003
Extended Stay America Trust 6.274% due 07/15/2038 •	867	851
Ginnie Mae
5.866% due 04/20/2072	500	489
5.966% due 01/20/2073 •	512	510
6.066% due 05/20/2073	1,002	1,003
6.166% due 05/20/2073	1,074	1,075
6.177% due 08/20/2071	496	501
6.216% due 05/20/2073	801	804
GS Mortgage Securities Trust 3.206% due 02/10/2048	615	600
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	870	702
2.500% due 08/25/2052 ~	922	747
3.000% due 09/25/2052 ~	945	798
GSR Mortgage Loan Trust
4.070% due 09/25/2035 ~	108	102
4.234% due 06/25/2034 ~	175	169
Hawaii Hotel Trust 6.343% due 05/15/2038 •	1,300	1,285
Impac CMB Trust 5.850% due 02/25/2036 •	337	303
JP Morgan Chase Commercial Mortgage Securities Trust 6.293% due 12/15/2036 •	900	790
JP Morgan Mortgage Trust 4.399% due 04/25/2035 «~	27	26
MASTR Adjustable Rate Mortgages Trust 4.560% due 11/21/2034 ~	179	169
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.053% due 08/15/2032 •	344	320
Merrill Lynch Mortgage Investors Trust 4.159% due 02/25/2035 ~	53	50
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048	1,682	1,595
New Orleans Hotel Trust 6.182% due 04/15/2032 •	900	866
OBX Trust
3.000% due 01/25/2052 ~	812	685
5.000% due 10/25/2051 •	870	803
One Market Plaza Trust 3.614% due 02/10/2032	1,800	1,666
Prime Mortgage Trust 5.550% due 02/25/2034 •	8	7
SFO Commercial Mortgage Trust 6.343% due 05/15/2038 •	1,900	1,667
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~	19	17
5.410% due 03/25/2037 •	112	38
5.646% due 07/19/2035 •	34	31
5.806% due 09/19/2032 •	13	13
6.388% due 05/19/2035 «•	356	324
Tharaldson Hotel Portfolio Trust 6.241% due 11/11/2034 •	1,053	1,040
UWM Mortgage Trust 5.000% due 12/25/2051 •	899	831
Waikiki Beach Hotel Trust 6.243% due 12/15/2033 •	1,250	1,217
WaMu Mortgage Pass-Through Certificates Trust
5.046% due 01/25/2046 •	138	128

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2023 (Unaudited)

5.376% due 06/25/2042 •	7	6
5.690% due 07/25/2045 •	29	27
5.690% due 12/25/2045 •	32	31
5.730% due 10/25/2045 •	20	19
Wells Fargo Commercial Mortgage Trust 6.203% due 02/15/2037 •	900	883
Wells Fargo Mortgage-Backed Securities Trust 3.935% due 11/25/2048 ~	1,041	976
Wells Fargo-RBS Commercial Mortgage Trust 3.995% due 05/15/2047	900	877

Total Non-Agency Mortgage-Backed Securities (Cost $42,656)		40,546

ASSET-BACKED SECURITIES 10.7%
American Credit Acceptance Receivables Trust 2.660% due 02/13/2026	61	61
Asset-Backed Securities Corp. Home Equity Loan Trust 6.843% due 03/15/2032 «•	58	56
BDS Ltd. 6.876% due 03/19/2039 •	1,700	1,681
Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027	1,000	994
5.773% due 07/15/2027 •	900	901
Carvana Auto Receivables Trust
2.570% due 05/12/2025	232	231
3.330% due 07/10/2025	316	314
5.420% due 04/10/2028	1,000	985
Citibank Credit Card Issuance Trust
5.774% due 04/22/2026 •	900	902
5.801% due 08/07/2027 •	900	903
Credit-Based Asset Servicing & Securitization Trust 5.270% due 11/25/2036 •	11	5
Dell Equipment Finance Trust 2.110% due 08/23/2027	138	138
Discover Card Execution Note Trust 5.793% due 12/15/2026 •	900	900
Enterprise Fleet Financing LLC
3.030% due 01/20/2028	366	357
4.380% due 07/20/2029	1,763	1,725
5.760% due 10/22/2029	600	598
Exeter Automobile Receivables Trust
4.330% due 02/17/2026	826	824
5.592% due 05/15/2024	787	787
Flagship Credit Auto Trust 3.280% due 08/15/2025	352	350
Ford Credit Auto Owner Trust
4.850% due 08/15/2035	500	490
5.827% due 08/15/2025 •	1,321	1,322
Fremont Home Loan Trust 5.210% due 01/25/2037 •	7	3
FS Rialto Issuer LLC 6.966% due 01/19/2039 •	1,100	1,088
GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025	170	169
4.590% due 05/15/2026	675	670
GM Financial Automobile Leasing Trust 2.930% due 10/21/2024	378	376
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025	421	418
GSAMP Trust 5.220% due 12/25/2036 •	44	22
Hertz Vehicle Financing LLC
3.370% due 03/25/2025	900	888
3.730% due 09/25/2026	900	859
HPEFS Equipment Trust 3.150% due 09/20/2029	593	588
HSI Asset Loan Obligation Trust 4.194% due 12/25/2036 •	73	23
Hyundai Auto Lease Securitization Trust 4.340% due 01/15/2025	764	759
LL ABS Trust 3.760% due 11/15/2029	307	304
MF1 LLC 7.226% due 06/19/2037 •	900	897
MMAF Equipment Finance LLC 5.570% due 09/09/2025	750	746
Mosaic Solar Loan Trust 2.640% due 01/20/2053	761	650
Navient Private Education Loan Trust 6.643% due 07/16/2040 •	671	670
Ready Capital Mortgage Financing LLC
6.150% due 04/25/2038 •	685	671
6.350% due 11/25/2036 •	810	793
Santander Drive Auto Receivables Trust
3.980% due 01/15/2025	438	437
4.050% due 07/15/2025	178	178

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2023 (Unaudited)

4.370% due 05/15/2025	683	682
5.810% due 01/15/2026	719	719
5.870% due 03/16/2026	1,500	1,499
Securitized Asset-Backed Receivables LLC Trust 5.270% due 12/25/2036 ^•	82	19
SMB Private Education Loan Trust
3.940% due 02/16/2055	729	686
6.517% due 02/16/2055 •	729	723
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	565	564
Stonepeak ABS 2.301% due 02/28/2033	686	621
Towd Point HE Trust 0.918% due 02/25/2063 ~	304	284
Tricolor Auto Securitization Trust 3.300% due 02/18/2025	207	206
VMC Finance LLC 6.967% due 02/18/2039 •	1,800	1,753
Westlake Automobile Receivables Trust 6.197% due 08/15/2025 •	920	921

Total Asset-Backed Securities (Cost $35,032)		34,410

SHORT-TERM INSTRUMENTS 52.0%
REPURCHASE AGREEMENTS (e) 52.0%		167,178

Total Short-Term Instruments (Cost $167,178)		167,178

Total Investments in Securities (Cost $422,559)		412,981

	SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%
PIMCO Short Asset Portfolio	1,134,544	10,931
PIMCO Short-Term Floating NAV Portfolio III	1,961	19

Total Short-Term Instruments (Cost $11,069)		10,950

Total Investments in Affiliates (Cost $11,069)		10,950

Total Investments 131.8% (Cost $433,628)		$423,931
Financial Derivative Instruments (f)(g) (0.3)%(Cost or Premiums, net $19)		(854)
Other Assets and Liabilities, net (31.5)%		(101,321)

Net Assets 100.0%		$321,756

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal only security.
(c)								Zero coupon security.
(d)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				5.746%	01/25/2026	01/18/2022		$800	$797	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.170%	06/30/2023	07/03/2023	$75,100	U.S. Treasury Bonds 3.375% due 08/15/2042			$(77,303)	$75,100	$75,133
BPS	5.060	07/03/2023	07/05/2023	76,800	U.S. Treasury Inflation Protected Securities 0.250% due 07/15/2029			(78,302)	76,800	76,800
	5.100	06/30/2023	07/03/2023	100	U.S. Treasury Inflation Protected Securities 0.250% due 02/15/2050			(104)	100	100
FICC	2.400	06/30/2023	07/03/2023	678	U.S. Treasury Notes 4.625% due 06/30/2025			(692)	678	678
	5.060	06/30/2023	07/03/2023	14,500	U.S. Treasury Notes 3.750% due 06/30/2030			(14,790)	14,500	14,506

Total Repurchase Agreements								$(171,191)	$167,178	$167,217

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.7)%
Uniform Mortgage-Backed Security, TBA						3.000%	08/01/2053	$15,100	$(13,406)	$(13,311)
Uniform Mortgage-Backed Security, TBA						3.500	08/01/2053	5,200	(4,785)	(4,744)
Uniform Mortgage-Backed Security, TBA						4.000	08/01/2053	3,900	(3,690)	(3,663)

Total Short Sales (6.7)%									$(21,881)	$(21,718)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(531) at a weighted average interest rate of 4.962%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures					$110.750	07/21/2023	5	$5	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures					113.750	07/21/2023	5	5	(1)	(1)
Put - CME 3-Month SOFR Active Contract December 2023 Futures					96.750	12/15/2023	87	218	(131)	(461)

Total Written Options									$(133)	$(463)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2024	6	$1,420	$(14)		$1	$0
U.S. Treasury 2-Year Note September Futures				09/2023	949	192,973	(2,729)		0	(30)
U.S. Treasury 5-Year Note September Futures				09/2023	16	1,714	(34)		0	0

							$(2,777)		$1	$(30)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2023	240	$(26,944)	$509		$0	$(34)
U.S. Treasury Ultra 10-Year Note September Futures				09/2023	179	(21,200)	221		0	(53)

							$730		$0	$(87)

Total Futures Contracts							$(2,047)		$1	$(117)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-SOFR Compounded-OIS	4.270%	Annual	09/13/2024	$1,700	$0	$16	$16	$0	$(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024	1,000	0	9	9	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	6,100	(126)	(312)	(438)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	600	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	400	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	900	(3)	(23)	(26)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	400	(1)	(6)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	4,380	452	157	609	0	(8)

Total Swap Agreements						$319	$(170)	$149	$1	$(9)

Cash of $2,503 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	3.750%	09/12/2023	4,100	$33	$60
FAR	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	3.750	09/11/2023	3,900	29	56

Total Purchased Options								$62		$116

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	4,100	$(20)	$(41)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	4,100	(12)	(23)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2023	2,500	(8)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	2,500	(8)	(34)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	3,900	(18)	(39)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	3,900	(11)	(23)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	4,300	(31)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	4,300	(31)	(83)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	400	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	400	(1)	(5)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	3,700	(12)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	3,700	(12)	(46)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	3,400	(27)	(4)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	3,400	(27)	(62)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	3,500	(10)	(21)

Total Written Options	$(229)	$(383)

(h)

Securities with an aggregate market value of $171 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$15,149	$0	$15,149
Industrials	0	5,018	0	5,018
Utilities	0	1,025	0	1,025
Municipal Bonds & Notes
Texas	0	690	0	690
U.S. Government Agencies	0	92,750	0	92,750
U.S. Treasury Obligations	0	56,215	0	56,215
Non-Agency Mortgage-Backed Securities	0	40,174	372	40,546
Asset-Backed Securities	0	34,354	56	34,410
Short-Term Instruments
Repurchase Agreements	0	167,178	0	167,178

$0	$412,553	$428	$412,981
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,950	$0	$0	$10,950

Total Investments	$10,950	$412,553	$428	$423,931

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,718)	$0	$(21,718)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2	0	2
Over the counter	0	116	0	116

$0	$118	$0	$118
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(589)	0	(589)
Over the counter	0	(383)	0	(383)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2023 (Unaudited)

	$0	$(972)	$0	$(972)

Total Financial Derivative Instruments	$0	$(854)	$0	$(854)

Totals	$10,950	$389,981	$428	$401,359

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Low Duration Income Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 147.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.6%
American Airlines, Inc. 10.000% (LIBOR03M + 4.750%) due 04/20/2028 ~		$12,328	$12,608
AmSurg LLC 0.500% - 11.000% (PRIME + 2.750%) due 07/20/2026 «~		8,208	8,219
Avolon TLB Borrower 1 (U.S.) LLC 7.396% (LIBOR01M + 2.250%) due 12/01/2027 ~		2,545	2,545
Carnival Corp.
7.168% (EUR001M + 3.750%) due 06/30/2025 ~	EUR	7,878	8,573
8.217% due 06/30/2025		$16,988	16,980
8.467% due 10/18/2028		2,671	2,652
Cengage Learning, Inc. 9.880% (LIBOR03M + 4.750%) due 07/14/2026 ~		9,747	9,573
DirecTV Financing LLC 10.217% due 08/02/2027		4,381	4,293
Emerald TopCo, Inc. 8.584% due 07/24/2026		10,708	10,432
Envision Healthcare Corp.
16.070% due 04/29/2027		28,016	33,409
16.695% due 04/28/2028 «		11,490	8,469
iHeartCommunications, Inc. 8.217% due 05/01/2026		4,791	4,162
Intelsat Jackson Holdings SA 9.443% due 02/01/2029		6,740	6,721
Lealand Finance Co. BV 8.217% due 06/28/2024		156	125
Lealand Finance Co. BV (6.193% Cash and 3.000% PIK) 9.193% (LIBOR01M + 1.000%) due 06/30/2025 ~(b)		600	350
Market Bidco Ltd. 8.073% (EUR003M + 4.750%) due 11/04/2027 ~	EUR	24,185	22,711
Poseidon Bidco SASU 8.848% (EUR003M + 5.250%) due 07/14/2028 «~		39,800	42,561
PUG LLC 8.717% (LIBOR01M + 3.500%) due 02/12/2027 ~		$383	343
RegionalCare Hospital Partners Holdings, Inc. 9.023% (LIBOR03M + 3.750%) due 11/16/2025 ~		519	482
SCUR-Alpha 1503 GmbH
8.918% - 9.087% (EUR001M + 5.500%) due 03/29/2030 ~	EUR	9,100	9,494
10.602% due 03/28/2030		$16,658	15,804
Softbank Vision Fund 5.000% due 12/21/2025 «		30,213	28,282
Sotera Health Holdings LLC 8.023% (LIBOR03M + 2.750%) due 12/11/2026 ~		7,203	7,112
SS&C European Holdings SARL 6.967% due 04/16/2025		166	166
SS&C Technologies, Inc. 6.967% due 04/16/2025		243	243
Sunshine Luxembourg SARL 9.092% due 10/01/2026		5,007	4,988
Syniverse Holdings, Inc. 12.242% due 05/13/2027		6,759	6,216
TransDigm, Inc.
8.492% due 02/22/2027		37,860	37,917
8.492% due 08/24/2028		65,495	65,533
U.S. Renal Care, Inc. 10.193% (LIBOR01M + 5.000%) due 06/26/2026 ~		2,495	1,171
Westmoreland Mining Holdings LLC 8.000% due 03/15/2029		254	187
Windstream Services LLC
9.202% due 02/23/2027 «		4,860	4,738
11.452% due 09/21/2027		9,789	9,165
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		2,221	1,952

Total Loan Participations and Assignments (Cost $387,061)			388,176

CORPORATE BONDS & NOTES 16.0%
BANKING & FINANCE 5.4%
Asian Development Bank 4.700% due 03/12/2024	MXN	10,200	564
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$6,230	5,259

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	31,841	30,943
2.625% due 04/28/2025		2,028	2,077
3.625% due 09/24/2024		6,000	6,362
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	7,100	1,876
Bank of Nova Scotia 4.900% due 06/04/2025 •(h)(i)		$1,326	1,255
Barclays PLC
6.224% due 05/09/2034 •		12,386	12,345
7.750% due 09/15/2023 •(h)(i)		2,050	2,014
BGC Partners, Inc. 4.375% due 12/15/2025		5,800	5,357
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(c)		300	35
4.450% due 08/17/2026 ^(c)		200	23
5.950% due 10/20/2025 ^(c)		200	23
6.000% due 07/16/2025 ^(c)		200	23
6.450% due 11/07/2024 ^(c)		600	71
Corsair International Ltd.
7.772% due 01/28/2027 •	EUR	9,000	9,772
8.122% due 01/28/2029 •		4,100	4,440
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		$1,400	429
3.125% due 10/22/2025		1,600	504
3.875% due 10/22/2030		700	200
8.000% due 01/27/2024		1,300	854
Credit Suisse AG
1.250% due 08/07/2026		500	431
4.474% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	4,000	4,362
4.713% (EUR003M + 1.230%) due 05/31/2024 ~		4,900	5,331
4.750% due 08/09/2024		$500	489
6.500% due 08/08/2023 (i)		2,700	2,690
7.500% due 02/15/2028		1,450	1,542
Credit Suisse AG AT1 Claim ^		37,150	1,486
CTP NV 1.250% due 06/21/2029	EUR	400	317
Deutsche Bank AG
3.547% due 09/18/2031 •		$3,732	3,102
6.720% due 01/18/2029 •		1,568	1,571
EPR Properties
4.750% due 12/15/2026		627	571
4.950% due 04/15/2028		316	283
Erste Group Bank AG 4.250% due 10/15/2027 •(h)(i)	EUR	4,000	3,329
Ford Motor Credit Co. LLC 2.700% due 08/10/2026		$1,900	1,698
FORESEA Holding SA 7.500% due 06/15/2030 «		326	287
GLP Capital LP
4.000% due 01/15/2031		1,000	865
5.300% due 01/15/2029		902	860
HSBC Holdings PLC
2.357% due 08/18/2031 •		6,935	5,540
2.848% due 06/04/2031 •		7,565	6,281
3.973% due 05/22/2030 •		2,400	2,157
4.583% due 06/19/2029 •		1,000	942
International Finance Corp. 8.000% due 10/09/2023	IDR	7,400,000	496
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 04/03/2049 «	EUR	8,781	719
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025		3,500	3,389
Nationwide Building Society
3.960% due 07/18/2030 •		$2,390	2,123
4.302% due 03/08/2029 •		5,600	5,194
NatWest Group PLC
4.445% due 05/08/2030 •		7,400	6,809
4.892% due 05/18/2029 •		1,430	1,362
5.076% due 01/27/2030 •		6,400	6,111
New Metro Global Ltd.
4.500% due 05/02/2026		1,000	422
4.625% due 10/15/2025		200	101
4.800% due 12/15/2024		1,400	959
6.800% due 08/05/2023		600	585
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		900	719
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,700	1,532
6.750% due 06/24/2024 •(h)(i)	GBP	35,308	42,061
Seazen Group Ltd. 6.000% due 08/12/2024		$700	500
Societe Generale SA 6.447% due 01/12/2027 •		29,000	28,948
UBS Group AG
2.250% due 06/09/2028 •	GBP	800	839

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

2.875% due 04/02/2032 •	EUR	4,200	4,000
3.091% due 05/14/2032 •		$4,400	3,561
3.250% due 04/02/2026 •	EUR	3,800	3,998
4.177% (EUR003M + 1.000%) due 01/16/2026 ~		5,950	6,394
4.194% due 04/01/2031 •		$3,550	3,162
5.959% due 01/12/2034 •		4,805	4,783
6.373% due 07/15/2026 •		22,450	22,314
6.442% due 08/11/2028 •		33,850	34,003
6.537% due 08/12/2033 •		1,100	1,128
7.000% due 09/30/2027 •	GBP	1,600	2,003
7.750% due 03/01/2029 •	EUR	9,700	11,739
9.016% due 11/15/2033 •		$2,800	3,358
UniCredit SpA 7.830% due 12/04/2023		46,530	46,810
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,883	2,343
7.395% due 03/28/2024		1,059	1,349
Uniti Group LP
6.500% due 02/15/2029		$14,653	10,384
10.500% due 02/15/2028		13,093	13,001
VICI Properties LP
3.875% due 02/15/2029		3,700	3,250
4.500% due 09/01/2026		4,600	4,350
4.500% due 01/15/2028		3,219	2,961
4.625% due 06/15/2025		18,629	18,017
5.625% due 05/01/2024		22,052	21,936
5.750% due 02/01/2027		200	196
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		6,882	5,437

			461,906

INDUSTRIALS 6.1%
Altice Financing SA 5.750% due 08/15/2029		6,626	5,140
Altice France SA 8.125% due 02/01/2027		20,558	17,824
Amdocs Ltd. 2.538% due 06/15/2030		4,100	3,426
American Airlines Pass-Through Trust
2.875% due 01/11/2036		1,071	897
3.000% due 04/15/2030		209	186
3.200% due 12/15/2029		767	688
3.350% due 04/15/2031		635	565
3.375% due 11/01/2028		17,420	15,641
3.575% due 07/15/2029		1,036	961
3.600% due 03/22/2029		869	809
3.650% due 02/15/2029		355	327
3.700% due 04/01/2028		607	547
British Airways Pass-Through Trust
2.900% due 09/15/2036		7,256	5,998
3.300% due 06/15/2034		778	676
Carvana Co.
5.500% due 04/15/2027		860	576
10.250% due 05/01/2030		25,900	20,435
CDW LLC 2.670% due 12/01/2026		15,100	13,575
Community Health Systems, Inc.
4.750% due 02/15/2031		2,500	1,892
5.625% due 03/15/2027		15,900	14,027
8.000% due 03/15/2026		18,733	18,265
CVS Pass-Through Trust 7.507% due 01/10/2032		61	64
DISH DBS Corp.
5.250% due 12/01/2026		17,540	14,103
5.750% due 12/01/2028		9,410	7,017
Exela Intermediate LLC 11.500% due 07/15/2026		91	9
Gazprom PJSC Via Gaz Capital SA
2.250% due 11/22/2024	EUR	900	810
2.500% due 03/21/2026		16,200	13,258
2.949% due 01/24/2024		8,260	7,616
3.125% due 11/17/2023		5,000	4,992
8.625% due 04/28/2034		$300	268
Greene King Finance PLC
4.064% due 03/15/2035	GBP	2,302	2,397
5.106% due 03/15/2034		4,339	4,856
Imperial Brands Finance PLC 3.500% due 07/26/2026		$2,200	2,050
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		27,287	24,909
JetBlue Pass-Through Trust 4.000% due 05/15/2034		2,844	2,597
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	18,100	15,950

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Mitchells & Butlers Finance PLC
6.002% (US0003M + 0.450%) due 12/15/2030 ~		$4,505	4,148
6.013% due 12/15/2030	GBP	279	318
Netflix, Inc. 3.875% due 11/15/2029	EUR	2,335	2,488
Nissan Motor Co. Ltd.
3.201% due 09/17/2028		2,500	2,451
3.522% due 09/17/2025		$9,500	8,842
4.345% due 09/17/2027		23,270	21,181
4.810% due 09/17/2030		5,600	4,916
Noble Finance LLC 8.000% due 04/15/2030		950	967
NPC Ukrenergo 6.875% due 11/09/2028 ^(c)		800	172
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (f)(h)		920	3
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		3,300	117
5.500% due 04/12/2037 ^(c)		4,350	169
6.000% due 05/16/2024 ^(c)		1,810	70
6.000% due 11/15/2026 ^(c)		3,434	119
9.750% due 05/17/2035 ^(c)		840	33
Petroleos Mexicanos
6.700% due 02/16/2032		25,103	19,109
6.950% due 01/28/2060		3,028	1,891
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		44,282	42,020
Prosus NV 1.288% due 07/13/2029	EUR	5,000	4,169
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		$82,583	69,375
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	889	956
5.750% due 10/15/2027	GBP	4,243	5,010
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025		$29,229	31,038
Sands China Ltd.
5.625% due 08/08/2025		8,790	8,581
5.900% due 08/08/2028		2,000	1,908
Sprint Spectrum Co. LLC
4.738% due 03/20/2025		805	795
5.152% due 09/20/2029		3,027	2,996
Surgery Center Holdings, Inc. 10.000% due 04/15/2027 (l)		7,813	7,998
Syngenta Finance NV 4.892% due 04/24/2025		1,198	1,173
Times Square Hotel Trust 8.528% due 08/01/2026		111	110
Topaz Solar Farms LLC
4.875% due 09/30/2039		465	428
5.750% due 09/30/2039		3,674	3,608
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		534	499
4.625% due 12/03/2026		204	191
U.S. Renal Care, Inc. 10.625% due 07/15/2027		533	136
United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,203	1,010
4.150% due 10/11/2025		152	150
5.875% due 04/15/2029		27,382	27,181
Valaris Ltd. 8.375% due 04/30/2030		160	161
Viking Cruises Ltd. 13.000% due 05/15/2025		8,300	8,721
Weir Group PLC 2.200% due 05/13/2026		2,900	2,599
Windstream Escrow LLC 7.750% due 08/15/2028		1,800	1,496
Wynn Macau Ltd. 5.500% due 01/15/2026		7,300	6,789
Yellowstone Energy LP 5.750% due 12/31/2026 «		1,222	1,220

			520,663

UTILITIES 4.5%
Gazprom PJSC via Gaz Finance PLC 2.950% due 04/15/2025	EUR	65,900	55,730
Pacific Gas & Electric Co.
1.700% due 11/15/2023		$35,000	34,405
2.100% due 08/01/2027		14,923	12,758
2.500% due 02/01/2031		200	157
3.150% due 01/01/2026		25,470	23,647
3.250% due 02/16/2024		41,700	40,940
3.250% due 06/01/2031		28,900	23,525
3.300% due 03/15/2027		1,510	1,372

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

3.300% due 12/01/2027	6,710	5,888
3.400% due 08/15/2024	5,892	5,703
3.500% due 06/15/2025	11,026	10,444
3.750% due 02/15/2024	12,732	12,524
3.750% due 07/01/2028	5,599	5,022
3.750% due 08/15/2042	140	97
4.000% due 12/01/2046	32	22
4.250% due 08/01/2023	7,619	7,611
4.300% due 03/15/2045	479	343
4.450% due 04/15/2042	888	673
4.500% due 12/15/2041	432	319
4.550% due 07/01/2030	11,197	10,142
4.650% due 08/01/2028	800	740
4.950% due 06/08/2025	12,700	12,316
4.950% due 07/01/2050	12,225	9,618
5.450% due 06/15/2027	7,100	6,910
5.900% due 06/15/2032	9,280	8,938
Rio Oil Finance Trust
8.200% due 04/06/2028	8,960	9,016
9.250% due 07/06/2024	288	291
9.750% due 01/06/2027	4,666	4,817
Sprint LLC
7.125% due 06/15/2024	14,806	14,952
7.625% due 03/01/2026	122	127
7.875% due 09/15/2023	61,925	62,130

		381,177

Total Corporate Bonds & Notes (Cost $1,513,724)		1,363,746

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
DISH Network Corp. 2.375% due 03/15/2024	4,400	3,916

Total Convertible Bonds & Notes (Cost $4,365)		3,916

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
State of Illinois 7.350% due 07/01/2035	19	20

PUERTO RICO 0.0%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	187	95

Total Municipal Bonds & Notes (Cost $130)		115

U.S. GOVERNMENT AGENCIES 64.6%
Fannie Mae
3.000% due 05/01/2052	4,459	3,932
4.000% due 10/01/2042 - 06/01/2053	27,126	25,472
4.754% due 09/01/2037 •	1,832	1,827
5.500% due 09/25/2042 •	4	4
5.500% due 03/01/2053	612	610
6.000% due 04/25/2043	4	4
6.500% due 04/01/2053 - 07/01/2053	64,240	65,637
Fannie Mae, TBA
5.500% due 09/01/2053	95,000	94,532
6.000% due 08/01/2053	524,500	529,048
6.500% due 07/01/2053 - 08/01/2053	78,700	80,329
Freddie Mac
0.907% due 01/25/2031 ~(a)	235,447	4,417
3.000% due 05/01/2052	7,196	6,344
3.103% due 10/25/2046 ~	594	565
3.500% due 11/01/2046	548	511
4.000% due 08/01/2042 - 07/01/2053	31,758	29,918
4.419% due 12/25/2047 ~	365	363
5.500% due 02/01/2053 - 03/01/2053	29,764	29,674
6.000% due 01/01/2029	14	15
6.500% due 06/01/2053	76,524	78,187
Ginnie Mae
2.625% due 07/20/2045 - 12/20/2045 •	1,985	1,897
5.000% due 01/20/2049	9	9
Ginnie Mae, TBA
2.500% due 08/01/2053	18,900	16,381
3.000% due 08/01/2053	12,000	10,734
3.500% due 08/01/2053	83,700	77,351
4.000% due 08/01/2053	32,900	31,156
4.500% due 08/01/2053	43,800	42,298
5.000% due 08/01/2053	71,500	70,243

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Uniform Mortgage-Backed Security
2.000% due 06/01/2051	884	725
2.500% due 09/01/2040 - 02/01/2051	465,514	399,570
3.000% due 03/01/2030 - 12/01/2052	526,651	467,779
3.500% due 08/01/2047 - 07/01/2052	138,018	126,286
4.000% due 06/01/2038 - 04/01/2053	68,669	65,285
4.500% due 07/01/2023 - 10/01/2048	769	754
6.000% due 01/01/2030	112	113
6.500% due 01/01/2053	12,735	13,011
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2053	568,190	481,896
3.000% due 08/01/2053	213,982	188,630
3.500% due 08/01/2053	701,800	640,255
4.000% due 08/01/2053	669,181	628,586
4.500% due 07/01/2053 - 09/01/2053	466,600	448,899
5.000% due 08/01/2053 - 09/01/2053	222,100	217,678
5.500% due 08/01/2053	527,200	524,605
6.000% due 09/01/2053	95,000	95,779

Total U.S. Government Agencies (Cost $5,632,250)		5,501,309

U.S. TREASURY OBLIGATIONS 12.3%
U.S. Treasury Bonds
2.750% due 08/15/2047 (p)	1,000	805
3.000% due 08/15/2048 (p)	80	68
3.000% due 02/15/2049 (p)	10	8
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024 (p)	127,145	123,346
0.125% due 10/15/2024 (n)(p)	102,736	99,106
0.125% due 04/15/2025 (p)	1,938	1,844
0.125% due 07/15/2030 (p)	36,990	33,188
0.125% due 01/15/2031 (p)	1,981	1,762
0.125% due 07/15/2031	71,246	63,210
0.250% due 01/15/2025	16,588	15,904
0.250% due 07/15/2029 (n)	63,452	57,963
0.250% due 02/15/2050 (p)	5,924	4,148
0.375% due 07/15/2023	99,170	99,101
0.375% due 01/15/2027 (n)	3,465	3,252
0.375% due 07/15/2027 (n)(p)	943	884
0.500% due 04/15/2024 (n)	94,910	92,621
0.625% due 01/15/2024 (n)(p)	160,360	157,649
0.625% due 07/15/2032	89,278	82,106
0.625% due 02/15/2043 (p)	1,056	867
0.750% due 07/15/2028 (n)	11,428	10,833
0.750% due 02/15/2042 (p)	1,074	913
0.750% due 02/15/2045 (p)	5,540	4,583
0.875% due 01/15/2029 (n)(p)	37,167	35,194
0.875% due 02/15/2047	6,158	5,173
1.000% due 02/15/2046 (p)	3,201	2,780
1.000% due 02/15/2048 (p)	7,136	6,145
1.000% due 02/15/2049 (p)	22,678	19,525
1.375% due 02/15/2044 (p)	1,041	982
2.125% due 02/15/2040 (p)	561	603
2.125% due 02/15/2041 (p)	554	595
U.S. Treasury Notes
2.375% due 05/15/2029 (n)(p)	96,800	88,279
2.500% due 01/31/2025 (n)(p)	23,130	22,203
2.625% due 01/31/2026 (n)	7,800	7,424

Total U.S. Treasury Obligations (Cost $1,109,475)		1,043,064

NON-AGENCY MORTGAGE-BACKED SECURITIES 26.5%
225 Liberty Street Trust
4.501% due 02/10/2036	12,990	10,816
4.803% due 02/10/2036 ~	30,350	22,030
Adjustable Rate Mortgage Trust
3.839% due 11/25/2035 ^~	65	49
4.601% due 10/25/2035 ^~	83	79
4.741% due 06/25/2035	2,652	2,504
4.803% due 08/25/2035 «~	37	35
American Home Mortgage Assets Trust
4.916% due 10/25/2046 •	3,390	2,382
5.275% due 03/25/2047 •	2,237	1,988
5.340% due 12/25/2046 ^•	4,310	3,657
American Home Mortgage Investment Trust
6.050% due 09/25/2035 •	766	715
6.700% due 06/25/2036 þ	7,003	1,190
7.100% due 06/25/2036 þ	3,816	647
7.369% due 12/25/2035 •	8,627	1,745
Ashford Hospitality Trust
6.569% due 04/15/2035 •	10,000	9,722
6.769% due 06/15/2035 •	3,000	2,910
6.769% due 06/15/2035	15,150	14,697
7.169% due 06/15/2035 •	6,000	5,749
7.169% due 06/15/2035	9,900	9,486
7.419% due 04/15/2035 •	23,253	22,363

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

8.069% due 06/15/2035 •		6,600	6,246
Atrium Hotel Portfolio Trust
7.093% due 12/15/2036 •		8,450	7,893
7.393% due 12/15/2036 •		7,242	6,568
7.743% due 06/15/2035 •		3,805	3,622
Austin Fairmont Hotel Trust
6.443% due 09/15/2032 •		12,155	12,039
6.643% due 09/15/2032 •		4,000	3,952
7.443% due 09/15/2032 •		2,500	2,452
Avon Finance PLC
5.809% due 09/20/2048 •	GBP	14,746	18,722
6.409% due 09/20/2048 •		2,700	3,410
6.909% due 09/20/2048 •		2,700	3,410
7.409% due 09/20/2048 •		2,000	2,526
BAMLL Commercial Mortgage Securities Trust
6.800% due 04/15/2036 •		$6,635	6,522
6.894% due 09/15/2034 •		3,370	3,332
7.193% due 09/15/2038 •		6,000	5,132
7.343% due 03/15/2037 •		6,500	6,311
7.693% due 03/15/2034 •		21,269	20,680
7.943% due 09/15/2038 •		16,700	14,022
BAMLL Re-REMIC Trust 6.015% due 06/17/2050 ~		100	22
Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~		2,407	705
Banc of America Funding Trust
3.616% due 09/20/2035 ^~		28	22
4.211% due 05/20/2036 ^«~		46	39
5.537% due 12/20/2046 ^•		5,234	4,319
6.388% due 04/25/2037 ^þ		94	81
Banc of America Mortgage Trust
3.693% due 01/25/2036 ^«~		17	14
3.993% due 11/20/2046 ^~		169	152
Barclays Commercial Mortgage Securities Trust
6.443% due 10/15/2037 •		3,400	3,302
7.584% due 07/15/2037 •		6,576	6,268
Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~		8,800	6,911
BCAP LLC Trust
3.438% due 03/27/2036 ~		642	464
3.942% due 10/26/2037 «~		391	379
4.314% due 11/26/2036 ~		1,196	934
5.510% due 03/25/2037 •		7,315	6,551
47.971% due 06/26/2037 ~		7,515	2,130
Bear Stearns Adjustable Rate Mortgage Trust 4.033% due 01/25/2035 ~		2	2
Bear Stearns ALT-A Trust
3.616% due 11/25/2035 ^~		295	255
3.987% due 09/25/2047 ~		13,104	7,828
Bear Stearns Commercial Mortgage Securities Trust 5.312% due 06/11/2041 ~		47	44
Bear Stearns Mortgage Funding Trust 5.310% due 01/25/2037 •		5,185	4,532
Bear Stearns Structured Products, Inc. Trust 4.098% due 01/26/2036 ^~		225	180
Benchmark Mortgage Trust
3.404% due 12/15/2062 ~		11,595	9,623
3.626% due 09/15/2048 ~		3,000	2,465
BHP Trust 6.516% due 08/15/2036 •		4,340	4,213
Braemar Hotels & Resorts Trust 6.568% due 06/15/2035 •		3,344	3,199
BWAY Mortgage Trust
7.393% due 09/15/2036 •		7,124	6,695
8.043% due 09/15/2036 •		8,195	7,446
BX Trust
6.839% due 10/15/2036 •		13,200	12,706
7.088% due 10/15/2036 •		16,040	15,353
7.413% due 05/15/2035 •		6,285	6,154
7.863% due 05/15/2035 •		3,600	3,516
Cascade Funding Mortgage Trust 4.000% due 10/25/2068 ~		1,856	1,796
Chase Mortgage Finance Trust
4.725% due 02/25/2037 ~		478	453
6.000% due 05/25/2036		11,127	5,180
ChaseFlex Trust 6.000% due 02/25/2035		2,385	1,940
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.400% due 06/25/2036 •		204	187
CIM Trust 4.500% due 03/25/2062 ~		61,918	59,102
Citicorp Mortgage Securities Trust 6.000% due 05/25/2037		940	821
Citigroup Commercial Mortgage Trust
3.635% due 05/10/2035 ~		6,556	5,702
7.093% due 10/15/2036 •		15,070	14,563

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

7.493% due 10/15/2036 •		19,910	19,111
8.093% due 10/15/2036 •		13,270	12,750
Citigroup Mortgage Loan Trust
0.000% due 05/01/2060 ~		659	649
4.083% due 05/01/2060 ~		346,207	304,490
CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037		5,083	4,493
6.500% due 06/25/2037 ^		42	37
Colony Mortgage Capital Ltd.
6.739% due 11/15/2038 •		7,850	7,378
7.982% due 11/15/2038 •		8,000	7,366
Commercial Mortgage Trust
6.593% due 06/15/2034 •		1,800	1,587
6.843% due 06/15/2034 •		9,358	8,066
Countrywide Alternative Loan Trust
4.049% due 11/20/2035 ^•		21	11
4.936% due 08/25/2046 •		1,771	1,620
5.000% due 08/25/2035		2,560	1,679
5.356% due 11/25/2047 ^•		791	653
5.357% due 07/20/2046 ^•		79	64
5.437% due 09/20/2046 •		963	694
5.470% due 07/25/2036 «•		19	0
5.500% due 04/25/2035		924	652
5.500% due 12/25/2035		189	168
5.500% due 02/25/2036 «•		120	74
5.500% due 03/25/2036 ^		39	17
5.510% due 04/25/2046 •		1,108	985
6.000% due 12/25/2034		2,258	2,012
6.000% due 03/25/2036 ^		380	176
6.000% due 08/25/2036 •		472	436
6.000% due 03/25/2037 ^		960	403
6.000% due 05/25/2037 ^		8,057	3,908
Countrywide Asset-Backed Certificates Trust 5.870% due 11/25/2035 •		380	366
Countrywide Home Loan Mortgage Pass-Through Trust
3.514% due 04/25/2035 ~		95	76
3.680% due 09/20/2036 ^~		780	675
3.703% due 11/25/2037 ~		16,083	14,726
3.911% due 02/20/2036 ^«~		13	10
4.355% due 10/20/2034 ~		130	120
5.420% due 04/25/2035 •		123	113
5.500% due 11/25/2035 ^		29	17
5.790% due 03/25/2035 •		63	55
6.000% due 02/25/2037 ^		6,204	2,496
Countrywide Home Loan Reperforming REMIC Trust 5.510% due 03/25/2035 ^•		2,149	1,919
Credit Suisse Commercial Mortgage Trust 5.787% due 01/15/2049 ~		15,000	16,411
Credit Suisse First Boston Mortgage Securities Corp.
5.449% due 03/25/2032 ~		43	40
6.000% due 01/25/2036 ^		188	120
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		31,078	19,281
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		28,641	26,416
2.215% due 11/25/2061 ~		2,617	2,495
5.040% due 07/25/2050 ~		5,392	5,310
6.994% due 07/15/2038 •		4,460	3,896
7.093% due 07/15/2032 •		2,798	2,541
7.494% due 07/15/2038 •		7,000	5,944
CRSNT Commercial Mortgage Trust
6.400% due 04/15/2036 •		16,000	14,636
6.750% due 04/15/2036 •		9,000	8,124
DBGS Mortgage Trust 7.844% due 10/15/2036 •		19,393	16,125
DBWF Mortgage Trust 7.646% due 12/19/2030 •		30,811	30,134
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.450% due 03/25/2037 ^•		199	187
5.570% due 08/25/2047 •		14,906	13,767
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 ^þ		57	46
6.386% due 10/25/2036 ^þ		57	46
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates 4.057% due 06/27/2037 ~		9,776	8,682
Downey Savings & Loan Association Mortgage Loan Trust 5.467% due 10/19/2036 ^•		278	169
Dragon Finance BV 4.571% due 07/13/2023 •	GBP	629	798
DROP Mortgage Trust 7.443% due 10/15/2043 •		$15,648	13,470
Eurosail PLC 5.690% due 09/13/2045 •	GBP	1,559	1,958
Extended Stay America Trust
0.000% due 07/15/2038 ~(a)		$2,331,350	3
6.274% due 07/15/2038 •		60,234	59,115

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

7.444% due 07/15/2038 •	8,193	7,978
Finance America Mortgage Loan Trust
2.000% due 04/25/2073	4,500	4,323
3.000% due 09/25/2061 þ	12,890	11,819
First Horizon Mortgage Pass-Through Trust
4.152% due 02/25/2036 «~	11	10
5.750% due 05/25/2037 ^	74	34
GS Mortgage Securities Corp. Trust
6.840% due 12/15/2036 •	3,182	3,056
6.893% due 08/15/2032 •	3,125	3,037
6.990% due 07/15/2025 •	7,135	6,970
7.090% due 12/15/2036 •	3,614	3,438
7.143% due 08/15/2032 •	6,813	6,362
7.290% due 07/15/2025 •	52,938	51,624
7.690% due 12/15/2036 •	1,000	940
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~	1,172	1,105
0.000% due 01/25/2061 ~(a)	222,950	9,542
0.000% due 12/25/2061 ~(a)	486	480
0.140% due 01/25/2061 ~(a)	218,095	1,033
2.750% due 01/25/2061 ~	176,200	158,671
3.250% due 01/25/2061 ~	12,636	10,393
3.500% due 01/25/2061 ~	8,832	7,329
3.875% due 01/25/2061 ~	7,473	6,120
3.877% due 12/25/2061 ~	253,290	221,928
4.250% due 01/25/2061 ~	4,076	3,182
4.750% due 01/25/2061 ~	3,533	2,621
5.504% due 01/25/2061 ~	3,303	2,416
GSMPS Mortgage Loan Trust 3.731% due 06/25/2034 ~	1,597	1,473
GSR Mortgage Loan Trust 4.481% due 11/25/2035 ~	4	4
HarborView Mortgage Loan Trust
4.423% due 06/19/2045 ^•	758	388
4.826% due 12/19/2036 ^•	5,302	4,511
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~	1,922	1,865
Hawaii Hotel Trust
7.193% due 05/15/2038 •	7,810	7,657
7.353% due 05/15/2038 •	18,016	17,643
HSI Asset Securitization Corp. Trust 6.140% due 07/25/2035 •	3,078	2,549
Impac CMB Trust 5.216% due 12/25/2032 «þ	162	153
Impac Secured Assets Trust 5.790% due 03/25/2036 •	1,278	1,021
Independence Plaza Trust 4.356% due 07/10/2035	1,600	1,439
IndyMac INDA Mortgage Loan Trust 4.131% due 08/25/2037 «~	99	88
IndyMac INDX Mortgage Loan Trust
3.317% due 05/25/2037 ^~	1,227	1,010
3.499% due 09/25/2035 ^~	51	43
3.558% due 05/25/2037 ^~	1,413	961
5.510% due 01/25/2037 •	8,238	6,828
InTown Mortgage Trust 8.832% due 08/15/2039 •	9,800	9,791
JP Morgan Alternative Loan Trust
3.357% due 10/25/2036 ~	8,862	7,532
3.759% due 05/25/2036 ^~	100	59
3.790% due 12/25/2036 «~	29	27
4.667% due 12/25/2035 ^~	452	337
JP Morgan Chase Commercial Mortgage Securities Corp.
7.503% due 05/15/2034 •	5,900	5,765
7.893% due 05/15/2034 •	1,086	1,060
JP Morgan Chase Commercial Mortgage Securities Trust
6.241% due 02/12/2051 ~	227	1,875
6.943% due 12/15/2036 •	3,810	2,692
7.043% due 09/15/2029 •	7,700	6,713
7.293% due 09/15/2029 •	8,698	7,296
JP Morgan Mortgage Trust
3.927% due 05/25/2036 ~	231	189
4.281% due 08/25/2036 ^~	615	506
4.289% due 06/25/2037 ^~	179	138
4.289% due 06/25/2037 ^«~	48	36
4.683% due 07/25/2035 «~	4	4
4.750% due 01/25/2063 ~	17,544	16,463
6.500% due 09/25/2035 «	96	64
Lavender Trust 6.250% due 10/26/2036	1,071	560
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ	12,105	11,144
1.892% due 10/25/2066 þ	5,473	5,128
1.991% due 09/25/2060 ~	2,081	2,050
6.928% due 01/28/2070 •	2,866	2,870

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Lehman Mortgage Trust
6.000% due 08/25/2036 ^		380	310
6.000% due 09/25/2037 ^		112	104
Lehman XS Trust
5.510% due 12/25/2036 •		6,918	6,709
5.530% due 09/25/2046 •		168	144
LUXE Commercial Mortgage Trust 6.943% due 10/15/2038 •		18,339	17,915
MASTR Adjustable Rate Mortgages Trust 5.360% due 04/25/2046 •		207	184
MASTR Alternative Loan Trust 6.750% due 07/25/2036		395	148
MASTR Reperforming Loan Trust 8.000% due 08/25/2034		1,667	1,415
Merrill Lynch Alternative Note Asset Trust 5.750% due 03/25/2037 •		600	155
Merrill Lynch Mortgage Investors Trust
4.120% due 11/25/2035 •		33	31
5.870% due 08/25/2035 •		1,900	1,758
MFA Trust 5.570% due 09/25/2067 þ		19,806	19,365
MFT Trust
3.358% due 02/10/2042		5,000	3,555
3.593% due 02/10/2042 ~		6,815	4,650
Morgan Stanley Bank of America Merrill Lynch Trust 4.908% due 12/15/2046 ~		4,036	3,526
Morgan Stanley Capital Trust
5.192% due 10/12/2052 ~		184	182
6.718% due 11/15/2034 •		5,400	5,174
7.437% due 12/15/2036 •		9,000	3,754
7.518% due 11/15/2034 •		20,993	19,943
8.270% due 12/15/2038 •		2,500	2,283
Morgan Stanley Mortgage Capital Holdings Trust 3.865% due 09/13/2039 ~		2,681	1,964
Mortgage Equity Conversion Asset Trust 5.780% due 01/25/2042 •		6,513	6,405
MRCD Mortgage Trust 2.718% due 12/15/2036		19,530	17,153
Natixis Commercial Mortgage Securities Trust
4.193% due 04/10/2037 ~		21,999	16,722
4.932% due 06/17/2038 ~		11,706	10,078
6.393% due 11/15/2034 •		4,000	3,822
6.593% due 11/15/2034 •		4,000	3,795
New Orleans Hotel Trust
6.182% due 04/15/2032 •		3,300	3,174
6.782% due 04/15/2032 •		12,440	11,862
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		2,071	1,913
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.987% due 04/25/2036 ^~		2,007	1,735
5.340% due 06/25/2037 •		3,742	3,180
Nomura Resecuritization Trust 6.050% due 01/25/2037 •		21,911	20,458
Pepper Residential Securities Trust 6.057% due 11/18/2060 •		334	334
PRET LLC 6.559% due 08/25/2052 þ		3,631	3,558
RBSSP Resecuritization Trust 3.514% due 01/26/2036 ~		2,482	2,215
Real Estate Asset Liquidity Trust 2.419% due 06/12/2054 ~	CAD	1,668	1,239
Residential Accredit Loans, Inc. Trust
4.826% due 09/25/2046 •		$5,505	4,735
5.336% due 09/25/2045 •		191	171
5.470% due 01/25/2037 •		11,386	9,859
5.530% due 07/25/2036 •		146	125
6.000% due 09/25/2036 ^		355	166
RESIMAC Bastille Trust 6.093% due 09/05/2057 •		411	411
Sequoia Mortgage Trust 5.937% due 09/20/2034 «•		102	87
SFO Commercial Mortgage Trust
7.593% due 05/15/2038 •		23,560	18,130
8.093% due 05/15/2038 •		5,000	3,662
Starwood Mortgage Trust
6.893% due 04/15/2034 •		7,734	7,564
7.443% due 04/15/2034 •		10,000	9,661
Stratton Mortgage Funding PLC 5.295% due 07/20/2060	GBP	12,854	16,326
Structured Adjustable Rate Mortgage Loan Trust
4.455% due 09/25/2035 ~		$129	116
5.450% due 02/25/2037 •		2,334	2,238
5.701% due 04/25/2034 «~		5	5
Structured Asset Mortgage Investments Trust
5.410% due 03/25/2037 •		994	333
5.690% due 08/25/2035 •		274	245

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Structured Asset Securities Corp.
5.400% due 07/25/2035 •		13,753	12,480
5.410% due 05/25/2043 •		7,872	7,174
Structured Asset Securities Corp. Mortgage Loan Trust 5.400% due 05/25/2036 •		14,326	11,549
TBW Mortgage-Backed Trust
5.510% due 01/25/2037 •		14,939	3,500
6.470% due 09/25/2036 ^þ		473	14
6.620% due 03/25/2037 þ		9,220	2,236
Tharaldson Hotel Portfolio Trust 7.491% due 11/11/2034 •		2,391	2,319
Thornburg Mortgage Securities Trust 5.790% due 09/25/2043 •		12	12
Towd Point Mortgage Trust
3.750% due 07/25/2062 ~		8,876	8,223
3.750% due 09/25/2062		95,016	87,451
Trinity Square PLC
5.866% due 07/15/2059 •	GBP	9,700	12,251
6.166% due 07/15/2059 •		2,800	3,525
6.466% due 07/15/2059 •		1,900	2,370
7.216% due 07/15/2059 •		900	1,121
Uropa Securities PLC 4.879% due 10/10/2040 •		2,643	3,172
VASA Trust
6.443% due 07/15/2039 •		$10,800	9,032
6.943% due 07/15/2039 •		10,000	8,004
Waikiki Beach Hotel Trust
6.673% due 12/15/2033 •		5,000	4,823
7.223% due 12/15/2033 •		8,650	8,327
WaMu Commercial Mortgage Securities Trust
3.977% due 11/23/2043 ~		1,184	1,175
4.465% due 03/23/2045 ~		12,845	12,848
WaMu Mortgage Pass-Through Certificates Trust
3.651% due 02/25/2037 ^~		188	163
3.800% due 10/25/2035 ~		3,074	2,785
4.008% due 12/25/2046 •		115	102
4.163% due 09/25/2033 «~		18	16
5.176% due 11/25/2042 •		35	33
5.710% due 11/25/2045 •		1,660	1,520
5.730% due 12/25/2045 •		1,823	1,757
6.130% due 11/25/2034 •		226	208
Warwick Finance Residential Mortgages PLC 5.596% due 12/21/2049	GBP	10,435	13,189
Wells Fargo Commercial Mortgage Trust 7.283% due 02/15/2037 •		$2,200	2,092
Wells Fargo Mortgage-Backed Securities Trust
4.404% due 09/25/2033 «~		24	23
4.417% due 11/25/2037 ^~		158	137
4.646% due 10/25/2037 ~		11,008	9,325
4.678% due 04/25/2036 ^~		579	543

Total Non-Agency Mortgage-Backed Securities (Cost $2,491,747)			2,258,205

ASSET-BACKED SECURITIES 16.2%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		1,485	1,372
Aames Mortgage Trust
6.950% due 11/25/2031 þ		707	605
7.150% due 01/25/2032 «þ		307	279
AccessLex Institute 5.344% due 09/26/2033 •		1,720	1,658
Accredited Mortgage Loan Trust 5.410% due 09/25/2036 •		1,477	1,453
Ameriquest Mortgage Securities Trust 5.660% due 04/25/2036 •		886	876
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.817% due 06/25/2033 ^•		1,060	949
5.900% due 01/25/2036 •		200	192
6.095% due 07/25/2035 •		5,000	4,842
6.500% due 03/25/2033 «•		162	150
Ares European CLO DAC 4.325% due 10/21/2033 •	EUR	24,950	26,776
Argent Securities Trust
5.450% due 06/25/2036 •		$3,328	1,734
5.530% due 03/25/2036 •		5,287	4,645
5.630% due 07/25/2036 •		1,082	286
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 7.100% due 05/25/2034 •		793	584
Asset-Backed Securities Corp. Home Equity Loan Trust
3.682% due 01/25/2036 •		8,118	7,037
6.125% due 06/25/2035 •		2,000	1,686
Ayresome CDO Ltd. 5.843% due 12/08/2045 •		2,515	747
Bastille Euro CLO DAC 4.327% due 01/15/2034 •	EUR	50,000	53,155

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Bayview Financial Mortgage Pass-Through Trust 6.048% due 04/28/2036 •		$400	388
Bear Stearns Asset-Backed Securities Trust
5.390% due 06/25/2047 •		172	171
5.500% due 06/25/2047 •		25,753	21,618
6.750% due 10/25/2037 •		36,783	35,890
7.100% due 08/25/2035 •		15,386	15,051
Bear Stearns Structured Products, Inc. Trust 7.150% due 03/25/2037 •		7,000	6,445
BlueMountain CLO Ltd. 6.340% due 07/15/2031 •		12,200	12,041
BlueMountain Fuji EUR CLO DAC 4.087% due 01/15/2033 •	EUR	10,200	10,852
Bosphorus CLO DAC 4.346% due 12/15/2030 •		2,324	2,497
Capitalsource Real Estate Loan Trust
5.861% due 01/20/2037 •		$924	851
5.961% due 01/20/2037 •		650	543
6.061% due 01/20/2037 •		400	327
Carlyle Global Market Strategies CLO Ltd. 6.590% due 07/20/2032 •		7,500	7,434
Carrington Mortgage Loan Trust
5.340% due 06/25/2037 •		7,130	6,888
5.675% due 02/25/2036 •		622	605
6.140% due 06/25/2035 •		22,988	22,388
6.950% due 05/25/2035 •		15,328	12,419
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		2,269	2,050
Centex Home Equity Loan Trust
4.923% due 06/25/2034 þ		5,829	5,557
5.800% due 03/25/2033 •		1,516	1,492
CIT Mortgage Loan Trust 6.650% due 10/25/2037 •		16,373	15,939
Citigroup Mortgage Loan Trust
5.585% due 11/25/2036 •		640	623
5.810% due 02/25/2035 •		381	355
5.840% due 10/25/2035 ^•		800	716
College Avenue Student Loans LLC
4.130% due 12/26/2047		1,551	1,457
6.350% due 12/26/2047 •		1,148	1,132
6.800% due 11/26/2046 •		480	480
Conseco Finance Corp. 7.500% due 03/01/2030 ~		2,870	1,121
Conseco Finance Securitizations Corp.
6.977% due 09/01/2033 •		2,280	2,240
7.954% due 12/01/2033 ~		173	174
Countrywide Asset-Backed Certificates Trust
3.962% due 12/25/2034 •		1,119	1,046
5.290% due 06/25/2047 ^•		7,952	7,087
5.350% due 10/25/2047 •		5,983	5,650
5.370% due 05/25/2037 •		22,060	20,957
5.370% due 05/25/2047 •		4,458	4,184
5.400% due 06/25/2047 •		205	197
5.410% due 04/25/2046 •		1,738	1,600
5.450% due 03/25/2047 ^•		4,297	4,193
5.499% due 02/25/2035 ~		4,460	3,915
5.555% due 09/25/2046 •		1,658	1,336
5.630% due 04/25/2037 •		41	34
5.630% due 03/25/2047 ^•		10,109	8,818
5.650% due 01/25/2046 ^•		5,936	5,544
5.840% due 05/25/2036 •		73	72
5.850% due 03/25/2036 ^•		5,287	4,564
5.890% due 08/25/2047 •		24,860	23,656
6.050% due 10/25/2047 •		9	8
Credit-Based Asset Servicing & Securitization CBO Ltd.
5.588% due 02/16/2041 •		128,899	2,012
5.892% due 12/15/2034 •		10,528	584
Credit-Based Asset Servicing & Securitization LLC 3.289% due 03/25/2034 •		132	131
CVC Cordatus Loan Fund DAC 4.103% due 08/15/2032 •	EUR	1,890	2,023
ECMC Group Student Loan Trust 6.200% due 05/25/2067 •		$1,987	1,930
EFS Volunteer LLC 6.105% due 10/25/2035 •		340	339
Ellington Loan Acquisition Trust 6.250% due 05/25/2037 •		11,358	10,877
EMC Mortgage Loan Trust 8.150% due 11/25/2030 •		4,063	3,930
First Franklin Mortgage Loan Trust
5.270% due 11/25/2036 •		1,831	1,611
5.450% due 05/25/2036 •		2,031	1,929
5.460% due 07/25/2036 •		249	236
5.630% due 04/25/2036 •		7,600	6,786
First NLC Trust 2.294% due 05/25/2035 •		9,800	8,275

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Fremont Home Loan Trust 5.290% due 11/25/2036 •		3,874	2,284
Gallatin CLO Ltd. 6.311% due 01/21/2028 •		5,431	5,426
GLS Auto Receivables Issuer Trust
4.920% due 01/15/2027		11,500	11,305
5.340% due 06/15/2028		11,500	11,242
5.520% due 11/15/2027		22,400	22,091
5.690% due 03/15/2029		12,259	12,050
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •		7,000	6,959
Greywolf CLO Ltd. 6.415% due 01/27/2031 •		12,900	12,777
GSAA Home Equity Trust
5.390% due 05/25/2047 •		1,604	1,009
5.590% due 03/25/2047 •		5,405	2,130
6.050% due 08/25/2037 •		68	66
6.741% due 03/25/2036 þ		3,892	1,175
GSAMP Trust
5.290% due 03/25/2047 •		10,815	9,649
5.320% due 01/25/2037 •		871	837
5.630% due 09/25/2036 •		8,877	3,232
5.900% due 01/25/2034 •		1,501	1,428
6.125% due 06/25/2034 •		645	625
Harley Marine Financing LLC 6.682% due 05/15/2043 «þ		758	706
Harvest SBA Loan Trust 7.388% due 08/25/2044 •		2,440	2,384
Hildene TruPS Securitization Ltd. 7.139% due 05/22/2039 •		36,575	35,112
Home Equity Asset Trust 5.750% due 07/25/2036 •		1,000	908
Home Equity Loan Trust
5.340% due 04/25/2037 •		11,455	10,704
5.380% due 04/25/2037 •		519	501
Home Equity Mortgage Loan Asset-Backed Trust
5.340% due 04/25/2037 •		6,971	4,549
5.530% due 06/25/2036 •		635	623
6.395% due 03/25/2035 •		2,900	2,806
HSI Asset Loan Obligation Trust 4.194% due 12/25/2036 •		57	18
JP Morgan Mortgage Acquisition Corp.
5.735% due 01/25/2036 •		8,976	8,612
6.050% due 09/25/2035 •		3,400	2,930
6.110% due 06/25/2035 •		7,474	6,179
JP Morgan Mortgage Acquisition Trust
5.360% due 10/25/2036 •		415	409
5.600% due 07/25/2036 •		5,000	4,192
Laurelin DAC 3.920% due 10/20/2031	EUR	40,500	43,395
LCCM Trust 6.711% due 11/15/2038 •		$7,400	7,317
Lehman XS Trust
5.390% due 02/25/2037 •		3,711	3,588
5.470% due 02/25/2037 •		1,512	1,461
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		3,344	3,294
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		4,380	4,295
Long Beach Mortgage Loan Trust
5.450% due 06/25/2036 •		8,288	3,979
5.450% due 09/25/2036 •		10,785	6,868
5.610% due 10/25/2036 •		31,686	9,873
5.750% due 02/25/2036 •		6,945	5,712
5.780% due 01/25/2046 •		3,245	3,009
Mackay Shields EURO CLO DAC 4.130% due 10/20/2032 •	EUR	2,700	2,872
Marlay Park CLO DAC 3.917% due 10/15/2030 •		3,811	4,096
MASTR Asset-Backed Securities Trust
5.200% due 01/25/2037 •		$278	84
5.360% due 05/25/2037 •		100	95
6.875% due 06/25/2035 •		470	465
Merrill Lynch Mortgage Investors Trust
5.370% due 08/25/2037 •		1,132	587
5.410% due 03/25/2037 •		976	854
5.440% due 08/25/2037 •		429	387
5.584% due 04/25/2037 •		619	306
5.950% due 08/25/2035 •		1,139	1,089
METAL LLC 4.581% due 10/15/2042		2,932	1,786
MF1 LLC
7.226% due 06/19/2037 •		22,100	22,038
7.711% due 09/17/2037 •		9,600	9,615
Morgan Stanley ABS Capital, Inc. Trust
5.400% due 07/25/2036 •		61	52

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

5.630% due 09/25/2036 •		6,870	2,593
5.690% due 03/25/2036 •		2,898	2,777
5.855% due 12/25/2034 •		82	74
6.080% due 02/25/2035 •		1,075	957
National Collegiate Student Loan Trust
5.400% due 10/25/2033 •		1,442	1,401
5.470% due 10/27/2031 •		2,725	2,659
Navient Private Education Refi Loan Trust 1.170% due 09/16/2069		3,039	2,691
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.300% due 07/25/2036 •		16,196	15,020
5.810% due 11/25/2035 •		2,500	2,365
5.810% due 10/25/2036 ^•		2,083	471
NovaStar Mortgage Funding Trust
5.470% due 05/25/2036 •		1,133	1,107
6.065% due 10/25/2035 •		6,654	6,255
7.250% due 12/25/2034 «•		74	63
Octagon Investment Partners Ltd. 6.220% due 04/16/2031 •		15,300	15,150
OneMain Financial Issuance Trust 4.890% due 10/14/2034		36,800	36,012
Option One Mortgage Loan Trust Asset-Backed Certificates 5.840% due 11/25/2035 •		1,970	1,849
Ownit Mortgage Loan Trust
5.470% due 10/25/2037 •		10,362	9,789
5.570% due 01/25/2037 •		1,167	1,103
5.610% due 10/25/2037 •		5,648	5,387
Pagaya AI Debt Selection Trust
1.530% due 08/15/2029		12,062	11,840
2.030% due 10/15/2029		8,522	8,298
4.970% due 01/15/2030		6,319	6,238
7.600% due 12/16/2030		5,837	5,854
Palisades CDO Ltd. 5.923% due 07/22/2039 •		2,555	2,548
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.885% due 09/25/2035 •		6,688	6,434
6.185% due 05/25/2035 •		7,804	6,146
6.200% due 06/25/2035 •		4,230	3,482
6.875% due 09/25/2034 •		2,649	2,518
People's Choice Home Loan Securities Trust 6.095% due 05/25/2035 ^•		904	812
Popular ABS Mortgage Pass-Through Trust 5.460% due 11/25/2036 •		7,460	6,055
PRET LLC
1.843% due 09/25/2051 þ		29,916	27,305
1.868% due 07/25/2051 þ		12,842	11,776
1.992% due 02/25/2061 þ		1,874	1,739
2.487% due 07/25/2051 þ		16,150	14,987
2.487% due 10/25/2051 þ		24,011	22,452
2.487% due 10/25/2051 ~		3,779	3,439
3.721% due 07/25/2051 þ		25,390	23,852
5.240% due 04/25/2052 þ		30,021	28,517
5.927% due 06/25/2052 þ		56,801	54,911
Purple Finance CLO DAC 4.061% due 01/25/2031 •	EUR	1,335	1,443
Quest Trust 5.730% due 08/25/2036 •		$7,110	6,289
RAAC Trust 5.750% due 06/25/2044 •		1,441	1,195
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		2,758	2,564
Residential Asset Mortgage Products Trust
5.735% due 03/25/2036 •		18,400	15,446
5.830% due 12/25/2035 •		864	749
Residential Asset Securities Corp. Trust
5.690% due 07/25/2036 •		1,249	1,074
5.780% due 02/25/2036 •		1,500	1,402
6.110% due 01/25/2036 •		2,608	2,331
6.125% due 09/25/2035 •		3,752	3,658
Santander Drive Auto Receivables Trust
4.720% due 06/15/2027		16,000	15,661
4.960% due 11/15/2028		14,000	13,616
Saranac CLO Ltd. 7.120% due 06/22/2030 •		4,537	4,495
Saxon Asset Securities Trust
5.460% due 09/25/2037 •		4,280	4,041
5.630% due 10/25/2046 •		9,050	7,542
6.900% due 12/25/2037 •		2,519	2,300
Securitized Asset-Backed Receivables LLC Trust
5.590% due 01/25/2037 •		4,020	2,830
5.730% due 12/25/2035 •		133	129
5.765% due 01/25/2035 •		2,512	2,277
6.200% due 03/25/2035 •		204	196
Segovia European CLO DAC 3.945% due 01/18/2031 •	EUR	2,202	2,361

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

SMB Private Education Loan Trust
0.000% due 02/16/2055 «(f)		$3	4,161
2.340% due 09/15/2034		2,138	2,059
3.940% due 02/16/2055		20,956	19,717
4.550% due 02/16/2055		8,110	7,529
4.950% due 02/16/2055		2,107	1,931
5.950% due 02/16/2055		3,767	3,509
6.517% due 02/16/2055 •		20,956	20,777
SoFi Professional Loan Program LLC 2.630% due 07/25/2040		871	861
Soundview Home Loan Trust
5.260% due 01/25/2037 •		7,823	5,661
5.300% due 03/25/2037 •		2,363	2,199
5.320% due 07/25/2037 •		5,065	4,160
5.350% due 06/25/2037 •		40,464	27,652
5.390% due 11/25/2036 •		5,927	1,721
5.490% due 11/25/2036 •		3,426	995
6.100% due 09/25/2037 •		836	654
6.125% due 03/25/2036 •		1,000	872
Structured Asset Investment Loan Trust
5.870% due 07/25/2035 •		1,547	1,447
5.975% due 05/25/2034 •		1,459	1,389
6.078% due 09/25/2034 •		3,390	3,282
Structured Asset Securities Corp. 6.350% due 02/25/2035 •		542	518
Structured Asset Securities Corp. Mortgage Loan Trust
5.305% due 09/25/2036 •		767	482
5.530% due 12/25/2035 •		2,486	2,410
Terwin Mortgage Trust 5.470% due 07/25/2037 •		126	125
Theorem Funding Trust
1.850% due 02/15/2028		1,780	1,753
6.060% due 12/15/2028		5,656	5,594
Towd Point Mortgage Trust
3.750% due 11/25/2058 ~		5,000	4,503
4.000% due 11/25/2058 ~		5,000	4,455
TruPS Financials Note Securitization Ltd. 7.080% due 09/20/2039 •		3,113	2,973
Upstart Pass-Through Trust Series 4.300% due 05/20/2030		2,328	2,237
Upstart Securitization Trust
3.120% due 03/20/2032		8,978	8,791
4.370% due 05/20/2032		17,277	17,094
5.500% due 06/20/2032		8,436	8,202
WAVE Trust 3.844% due 11/15/2042		5,066	4,053

Total Asset-Backed Securities (Cost $1,460,869)			1,376,620

SOVEREIGN ISSUES 2.1%
Argentina Government International Bond
0.500% due 07/09/2030 þ		11,578	3,713
1.000% due 07/09/2029		1,115	364
1.500% due 07/09/2035 þ		40,783	12,259
1.500% due 07/09/2046 þ		115	35
3.500% due 07/09/2041 þ		8,520	2,744
3.875% due 01/09/2038 þ		10,711	3,785
15.500% due 10/17/2026	ARS	129,155	54
Autonomous City of Buenos Aires 95.317% (BADLARPP + 3.250%) due 03/29/2024 ~		10,853	22
Peru Government International Bond
5.400% due 08/12/2034	PEN	674	165
6.900% due 08/12/2037		10	3
6.950% due 08/12/2031		201	57
Provincia de Buenos Aires 88.734% due 04/12/2025	ARS	21,052	39
Romania Government International Bond
2.000% due 04/14/2033	EUR	7,100	5,487
3.750% due 02/07/2034		6,330	5,597
Russia Government International Bond
4.250% due 06/23/2027 ^(c)		$5,200	2,264
4.750% due 05/27/2026 ^(c)		6,000	3,030
5.250% due 06/23/2047 ^(c)		1,200	534
5.250% due 06/23/2047 ^«(c)		11,200	672
5.625% due 04/04/2042 ^(c)		3,400	2,318
5.875% due 09/16/2043 ^(c)		1,800	1,135
7.150% due 11/12/2025 ^(c)	RUB	1,955,413	11,437
7.950% due 10/07/2026 ^(c)		766,427	4,483
12.750% due 06/24/2028 ^(c)		$100	99
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	1,296,000	71,513
State Agency of Roads of Ukraine 6.250% due 06/24/2030 ^(c)		$1,800	394
Turkey Government International Bond
4.250% due 03/13/2025		23,900	22,352
5.250% due 03/13/2030		15,400	12,674

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

6.125% due 10/24/2028	2,500	2,240
7.625% due 04/26/2029	7,700	7,287
Turkiye Ihracat Kredi Bankasi AS 8.250% due 01/24/2024	1,000	999
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	124	11
7.650% due 04/21/2025 ^(c)	3,123	273
8.250% due 10/13/2024 ^(c)	2,021	187
9.250% due 09/15/2027 ^(c)	729	66
9.250% due 05/07/2028 ^(c)	2,886	260
11.750% due 10/21/2026 ^(c)	130	12
11.950% due 08/05/2031 ^(c)	6,600	610

Total Sovereign Issues (Cost $262,549)		179,174

	SHARES
COMMON STOCKS 0.4%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)	2,065,869	2,830
iHeartMedia, Inc. 'A' (d)	487,321	1,774
iHeartMedia, Inc. 'B' «(d)	378,169	1,239

		5,843

CONSUMER DISCRETIONARY 0.0%
Urbi Desarrollos Urbanos SAB de CV (d)	4,107	2

FINANCIALS 0.1%
Hipotecaria Su Casita SA de CV «(d)	345,787	0
Intelsat Emergence SA «(d)(j)	371,776	8,551
UBS Group AG	17,485	353

		8,904

INDUSTRIALS 0.2%
Drillco Holding Lux SA «(d)	7,901	152
Drillco Holding Lux SA «(d)(j)	23,705	455
Neiman Marcus Group Ltd. LLC «(d)(j)	110,888	16,848
Voyager Aviation Holdings LLC «(d)	958	0
Westmoreland Mining Holdings «(d)(j)	2,910	36
Westmoreland Mining Holdings «(d)	2,936	19

		17,510

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(d)	224,335	0

Total Common Stocks (Cost $64,818)		32,259

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(d)	40,565	193

Total Rights (Cost $0)		193

WARRANTS 0.0%
FINANCIALS 0.0%
Guranteed Rate, Inc. - Exp. 12/31/2060 «	1,075	0
Intelsat Emergence SA - Exp. 02/17/2027 «	4,542	7
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	38,779	281

		288

INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 9/21/2055 «	5,491	84

Total Warrants (Cost $6,447)		372

PREFERRED SECURITIES 0.2%
FINANCIALS 0.2%
Charles Schwab Corp.
4.000% due 06/01/2026 •(h)	12,900,000	10,490
4.000% due 12/01/2030 •(h)	2,000,000	1,469
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(h)	500,000	423

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		4,581,775	4,648

			17,030

INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC «		5,748	1,386

Total Preferred Securities (Cost $23,342)			18,416

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		2,443	54
Uniti Group, Inc.		3,766	17

Total Real Estate Investment Trusts (Cost $58)			71

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.8%
REPURCHASE AGREEMENTS (k) 4.5%			383,400

ARGENTINA TREASURY BILLS 0.2%
(5.646)% due 09/18/2023 - 11/23/2023 (e)(f)(g)	ARS	6,653,228	14,777

U.S. TREASURY BILLS 0.1%
5.253% due 08/10/2023 - 09/14/2023 (e)(f)(p)		$11,236	11,136

Total Short-Term Instruments (Cost $409,218)			409,313

Total Investments in Securities (Cost $13,366,053)			12,574,949

		SHARES
INVESTMENTS IN AFFILIATES 3.7%
SHORT-TERM INSTRUMENTS 3.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%
PIMCO Short-Term Floating NAV Portfolio III		32,408,693	315,110

Total Short-Term Instruments (Cost $315,112)			315,110

Total Investments in Affiliates (Cost $315,112)			315,110

Total Investments 151.4% (Cost $13,681,165)			$12,890,059
Financial Derivative Instruments (m)(o) (0.5)%(Cost or Premiums, net $19,687)			(42,859)
Other Assets and Liabilities, net (50.9)%			(4,332,419)

Net Assets 100.0%			$8,514,781

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Payment in-kind security.
(c)					Security is not accruing income as of the date of this report.
(d)					Security did not produce income within the last twelve months.
(e)					Coupon represents a weighted average yield to maturity.
(f)					Zero coupon security.
(g)					Principal amount of security is adjusted for inflation.
(h)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)					Contingent convertible security.
(j)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA					06/08/2023		$474	$455	0.01%
Intelsat Emergence SA					06/19/2017 - 02/23/2022		25,427	8,551	0.10
Neiman Marcus Group Ltd. LLC					09/25/2020		3,571	16,848	0.20
Westmoreland Mining Holdings					03/26/2019		9	36	0.00

							$29,481	$25,890	0.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.060%	07/03/2023	07/05/2023	$175,900	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2026		$(179,424)	$175,900	$175,900
	5.120	06/30/2023	07/03/2023	177,600	U.S. Treasury Notes 0.375% due 07/31/2027		(181,247)	177,600	177,676
FICC	5.010	06/30/2023	07/03/2023	29,900	U.S. Treasury Bonds 2.875% due 08/15/2045		(15,845)	29,900	29,912
					U.S. Treasury Notes 2.875% due 04/30/2029		(14,653)

Total Repurchase Agreements							$(391,169)	$383,400	$383,488

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

RDR				4.900%	05/17/2023	TBD(3)	$(7,632)		$(7,681)

Total Reverse Repurchase Agreements									$(7,681)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (9.9)%
Fannie Mae, TBA					2.000%	07/01/2038	$22,000	$(19,556)	$(19,498)
Uniform Mortgage-Backed Security, TBA					1.500	07/01/2053	3,650	(2,820)	(2,821)
Uniform Mortgage-Backed Security, TBA					2.000	07/01/2053	2,000	(1,648)	(1,632)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Uniform Mortgage-Backed Security, TBA	2.500	07/01/2053	603,344	(519,256)	(511,711)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2053	357,846	(305,197)	(303,945)

Total Short Sales (9.9)%	$(848,477)	$(839,607)

(l)	Securities with an aggregate market value of $7,985 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(9,116) at a weighted average interest rate of 4.590%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	82	$82	$(17)	$(17)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	82	82	(15)	(18)
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	123.000	07/21/2023	93	93	(36)	(14)
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	93	93	(48)	(18)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	248	620	(508)	(52)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	248	620	(483)	(913)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	235	588	(434)	(48)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	235	588	(452)	(900)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	352	880	(733)	(58)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	352	880	(748)	(1,552)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	420	1,050	(393)	(1,978)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	420	1,050	(341)	(22)
Call - CME 3-Month SOFR Active Contract September 2023 Futures	96.000	09/15/2023	235	588	(387)	(17)
Put - CME 3-Month SOFR Active Contract September 2023 Futures	96.000	09/15/2023	235	588	(446)	(829)
Call - CME 3-Month SOFR Active Contract September 2023 Futures	96.188	09/15/2023	352	880	(686)	(21)
Put - CME 3-Month SOFR Active Contract September 2023 Futures	96.188	09/15/2023	352	880	(696)	(1,400)

Total Written Options	$(6,423)	$(7,857)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2023	126	$9,751	$(54)	$0	$(117)
U.S. Treasury 10-Year Note September Futures	09/2023	1,987	223,072	(2,296)	279	0

$(2,350)	$279	$(117)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	407	$(96,296)	$2,726	$0	$(36)
3-Month SOFR Active Contract December Futures	03/2025	212	(50,867)	944	21	0
3-Month SOFR Active Contract December Futures	03/2026	227	(54,784)	743	6	0
3-Month SOFR Active Contract June Futures	09/2024	266	(63,335)	1,564	3	0
3-Month SOFR Active Contract June Futures	09/2025	214	(51,553)	788	13	0
3-Month SOFR Active Contract March Futures	06/2024	352	(83,499)	2,263	0	(22)
3-Month SOFR Active Contract March Futures	06/2025	192	(46,181)	769	17	0
3-Month SOFR Active Contract March Futures	06/2026	214	(51,673)	661	5	0
3-Month SOFR Active Contract September Futures	12/2024	246	(58,812)	1,265	22	0
3-Month SOFR Active Contract September Futures	12/2025	174	(41,960)	600	7	0
Euro-Bund September Futures	09/2023	102	(14,886)	141	105	(11)
Euro-Buxl 30-Year Bond September Futures	09/2023	4	(609)	(9)	7	(3)
U.S. Treasury 2-Year Note September Futures	09/2023	1,449	(294,645)	3,960	45	0
U.S. Treasury Long-Term Bond September Futures	09/2023	96	(12,183)	28	0	(72)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	70	(8,291)	101	0	(21)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	288	(39,231)	(455)	0	(360)

$16,089	$251	$(525)

Total Futures Contracts	$13,739	$530	$(642)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Sprint Communications, Inc.	(5.000)%	Quarterly	06/20/2024	0.440%		$800	$(110)	$74	$(36)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	12/20/2025	0.410%	EUR	40,500	$(488)	$1,123	$635	$6	$0
Airbus Finance BV	1.000	Quarterly	06/20/2026	0.444		43,900	1,199	(430)	769	37	0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.455		$8,300	105	(81)	24	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.618		5,600	53	(21)	32	2	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.707		300	4	(2)	2	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.744		4,600	76	(42)	34	5	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962		2,100	(11)	15	4	5	0
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.840	EUR	7,000	9	0	9	2	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.378		$10,500	7	28	35	2	0
Boeing Co.	1.000	Quarterly	12/20/2024	0.529		4,600	(111)	143	32	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2024	1.026		900	34	2	36	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	1.239		1,900	121	(17)	104	0	(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.344		1,400	65	33	98	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	1.576		4,100	239	90	329	0	(3)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.729		2,700	119	125	244	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	2.230		7,200	306	400	706	11	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.276		1,750	(83)	90	7	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.420		1,700	(30)	45	15	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.576		16,000	100	93	193	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.648		3,300	37	1	38	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.279	EUR	16,100	(1,220)	1,134	(86)	14	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.535		5,900	(594)	516	(78)	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.704		4,600	(439)	343	(96)	4	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	1.876		12,500	(581)	207	(374)	7	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	2.004		3,500	(255)	120	(135)	6	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.740		$2,100	48	(32)	16	3	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.796		20,900	493	(350)	143	25	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954		8,800	(11)	32	21	21	0

							$(808)	$3,565	$2,757	$155	$(8)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-40 5-Year Index	(5.000)%	Quarterly	06/20/2028	$110,000	$(1,802)	$(1,469)	$(3,271)	$0	$(823)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$2,040	$(94)	$103	$9	$5	$0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	7,654	(240)	278	38	19	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	2,975	(117)	130	13	8	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	9,200	(295)	(10)	(305)	23	0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	1	(2)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	105,064	(4,089)	1,613	(2,476)	245	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	980	(81)	46	(35)	2	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	14,800	(1,207)	600	(607)	36	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	28,900	(2,133)	764	(1,369)	73	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	392	31	(13)	18	3	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	37,436	3,268	(1,482)	1,786	255	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	2,646	150	(17)	133	19	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	24,849	(30)	866	836	181	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	300	7	(2)	5	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,000	1	15	16	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	29,700	(6)	450	444	38	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	234,200	1,869	1,719	3,588	316	0

$(2,969)	$5,061	$2,092	$1,224	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/20/2033	GBP	2,900	$25	$209	$234	$24	$0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052	2,400	(29)	(1,432)	(1,461)	0	(17)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052	2,400	(29)	(1,411)	(1,440)	0	(17)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052	4,800	(63)	(2,737)	(2,800)	0	(35)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053	14,100	427	1,271	1,698	141	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	0	7	7	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	19,770,000	361	2,098	2,459	68	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029	52,610,000	5,324	2,088	7,412	192	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	10,170,000	15	768	783	71	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	5,430,000	1,654	1,176	2,830	117	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042	980,000	0	266	266	21	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	07/07/2023	$42,600	0	(562)	(562)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/04/2023	2,398,100	0	33,808	33,808	1,085	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/09/2023	14,500	0	(205)	(205)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/18/2023	1,808,900	0	(25,594)	(25,594)	0	(819)
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023	2,398,100	(8,067)	(44,763)	(52,830)	0	(664)
Receive(6)	1-Day USD-SOFR Compounded-OIS	0.300	Maturity	12/07/2023	55,600	(42)	775	733	0	(4)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.088	Maturity	02/03/2024	34,400	(20)	(772)	(792)	4	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024	883,120	(2,731)	365	(2,366)	242	0
Pay	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024	2,000,460	(1,072)	1,636	564	608	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	06/20/2024	75,200	(395)	(641)	(1,036)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	4.040	Annual	06/20/2024	41,400	(217)	(317)	(534)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.060	Annual	06/20/2024	165,400	(868)	(1,233)	(2,101)	33	0
Pay	1-Day USD-SOFR Compounded-OIS	4.140	Annual	06/22/2024	94,000	(498)	(626)	(1,124)	21	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	426,700	(29)	10,123	10,094	0	(75)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	212,300	23	4,957	4,980	0	(56)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025	456,560	(3,285)	3	(3,282)	80	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025	1,031,690	704	311	1,015	205	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	258,700	7,230	7,903	15,133	25	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	168,200	2,140	6,164	8,304	11	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	120,800	26	4,382	4,408	8	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	20,500	(35)	(1,959)	(1,994)	10	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	11,000	(11)	(1,060)	(1,071)	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	41,000	(96)	(3,723)	(3,819)	20	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	177,600	(471)	(14,899)	(15,370)	84	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.650	Semi-Annual	02/24/2027	132,800	(338)	(11,304)	(11,642)	61	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	05/18/2027	1,172,300	(2,877)	135,005	132,128	142	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	45,790	1,407	3,804	5,211	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	24,500	(123)	(1,285)	(1,408)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	12,600	(65)	(545)	(610)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	2,600	(6)	47	41	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	33,150	2,389	774	3,163	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	33,200	(71)	(277)	(348)	11	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,548	(1,416)	(4,463)	(5,879)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	36,150	824	262	1,086	0	(13)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.100	Semi-Annual	02/01/2029	50,700	(216)	7,568	7,352	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	106,480	5,107	10,730	15,837	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	33,998	1,916	1,781	3,697	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	12,600	(79)	(546)	(625)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	12,500	(78)	(503)	(581)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.258	Annual	09/30/2029	892,900	(350)	28,853	28,503	0	(696)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	156,890	14,254	3,548	17,802	0	(113)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	34,200	(120)	(577)	(697)	35	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	28,400	(98)	(707)	(805)	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	12,100	(34)	(168)	(202)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	140,470	2,384	3,663	6,047	0	(155)
Pay(6)	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	93,822	(6,926)	(12,216)	(19,142)	148	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.470	Semi-Annual	07/15/2031	13,400	(54)	2,266	2,212	0	(22)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	16,700	(72)	2,841	2,769	0	(29)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	10,800	(24)	(1,786)	(1,810)	19	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	10,900	(19)	(1,771)	(1,790)	19	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Pay(6)	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031		8,000	(17)	(1,293)	(1,310)	14	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032		8,900	(23)	(1,347)	(1,370)	16	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032		2,700	(8)	(421)	(429)	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/01/2032		18,800	(108)	3,494	3,386	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032		14,500	77	1,930	2,007	0	(24)
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032		24,400	95	3,139	3,234	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032		636,600	(15,389)	112,203	96,814	0	(1,096)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		138,220	(11,689)	(12,940)	(24,629)	227	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		150,080	(6,749)	(14,365)	(21,114)	267	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032		22,000	(304)	(1,491)	(1,795)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032		22,000	(308)	(1,468)	(1,776)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032		3,100	(26)	(134)	(160)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		255,860	29,654	5,947	35,601	0	(506)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		18,800	(75)	(235)	(310)	46	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		18,000	(79)	(307)	(386)	44	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		17,600	(76)	(250)	(326)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		17,600	(60)	(418)	(478)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		33,400	(119)	(366)	(485)	82	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		208,310	4,554	(3,115)	1,439	0	(538)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		50,500	(204)	(476)	(680)	130	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		472,330	(2,441)	(2,518)	(4,959)	0	(1,249)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		77,455	955	2,626	3,581	0	(187)
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.485	Semi-Annual	01/13/2051		6,800	(45)	(2,387)	(2,432)	53	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	01/13/2051		61,800	(268)	(20,801)	(21,069)	484	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		7,300	(75)	(2,523)	(2,598)	57	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.438	Semi-Annual	01/22/2051		17,700	(185)	(6,275)	(6,460)	137	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051		42,600	(18)	16,081	16,063	0	(319)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		8,400	(112)	2,659	2,547	0	(69)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052		186,000	(1,621)	61,386	59,765	0	(1,541)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		291,500	31,444	46,970	78,414	0	(2,482)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		9,600	(88)	(176)	(264)	99	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	5,400	0	(19)	(19)	1	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		3,600	0	(12)	(12)	1	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		4,400	0	(11)	(11)	1	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		12,100	0	4	4	3	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		20,200	0	15	15	5	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		10,200	0	10	10	2	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		10,000	0	10	10	2	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		20,300	0	22	22	5	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		6,500	0	13	13	5	0
Pay	1-Year BRL-CDI	11.245	Maturity	01/04/2027		3,300	0	7	7	3	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		3,300	0	8	8	3	0
Pay	1-Year BRL-CDI	11.700	Maturity	01/04/2027		1,700	0	9	9	1	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		7,300	0	38	38	6	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		17,500	0	109	109	15	0
Pay	3-Month USD-LIBOR	1.500	Maturity	07/05/2023		$10,800	0	(105)	(105)	93	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	07/07/2023		42,600	0	553	553	19	0
Pay	3-Month USD-LIBOR	1.735	Semi-Annual	07/12/2023		8,900	0	(45)	(45)	0	(3)
Pay	3-Month USD-LIBOR	1.485	Semi-Annual	07/13/2023		6,800	0	(42)	(42)	0	(2)
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	07/13/2023		61,800	0	(349)	(349)	0	(19)
Receive	3-Month USD-LIBOR	1.470	Semi-Annual	07/15/2023		13,400	0	83	83	4	0
Pay	3-Month USD-LIBOR	1.535	Maturity	07/15/2023		10,900	0	(106)	(106)	81	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	07/18/2023		20,500	0	(133)	(133)	0	(7)
Pay	3-Month USD-LIBOR	1.418	Semi-Annual	07/20/2023		11,000	0	(71)	(71)	0	(4)
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	07/20/2023		41,000	0	(238)	(238)	0	(13)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	3-Month USD-LIBOR	1.491	Semi-Annual	07/21/2023		7,300	0	(44)	(44)	0	(2)
Pay	3-Month USD-LIBOR	1.438	Semi-Annual	07/22/2023		17,700	0	(113)	(113)	0	(6)
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	07/22/2023		8,000	0	(69)	(69)	0	(2)
Pay	3-Month USD-LIBOR	1.655	Semi-Annual	07/24/2023		2,700	0	(14)	(14)	0	(1)
Receive	3-Month USD-LIBOR	1.100	Semi-Annual	08/01/2023		50,700	0	423	423	18	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	08/01/2023		18,800	0	133	133	6	0
Receive	3-Month USD-LIBOR	1.700	Semi-Annual	08/01/2023		186,000	0	989	989	55	0
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	08/03/2023		34,400	0	(295)	(295)	0	(12)
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/04/2023		2,398,100	0	(33,608)	(33,608)	0	(1,071)
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/09/2023		14,500	0	203	203	6	0
Receive	3-Month USD-LIBOR	2.008	Semi-Annual	08/09/2023		24,400	0	97	97	7	0
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2023		8,400	0	44	44	3	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	08/17/2023		177,600	0	(957)	(957)	0	(54)
Receive	3-Month USD-LIBOR	0.000	Quarterly	08/18/2023		1,808,900	0	25,342	25,342	809	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	08/24/2023		132,800	0	(764)	(764)	0	(41)
Receive	3-Month USD-LIBOR	0.300	Semi-Annual	09/07/2023		55,600	0	758	758	24	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2023		16,700	0	122	122	6	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	09/16/2023		38,548	0	(515)	(515)	0	(16)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	09/16/2023		93,822	0	(1,193)	(1,193)	0	(37)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(493)	(407)	0	(39)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(4,235)	(2,611)	0	(318)
Receive	6-Month EUR-EURIBOR	0.453	Annual	12/29/2023	EUR	2,400	0	64	64	1	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/05/2024		325,400	(633)	(5,067)	(5,700)	2	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/06/2024		160,600	(311)	(2,522)	(2,833)	0	0
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/11/2024		68,100	(127)	(1,071)	(1,198)	0	(1)
Pay	6-Month EUR-EURIBOR	2.100	Annual	04/13/2024		101,500	(207)	(1,607)	(1,814)	0	(3)
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/26/2024		67,300	(194)	(938)	(1,132)	0	(5)
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024		63,200	(115)	(944)	(1,059)	0	(5)
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		67,400	(123)	(1,011)	(1,134)	0	(7)
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/16/2024		146,700	(346)	(2,412)	(2,758)	0	(27)
Pay	6-Month EUR-EURIBOR	2.100	Annual	05/17/2024		63,500	(116)	(1,081)	(1,197)	0	(12)
Receive	6-Month EUR-EURIBOR	0.425	Annual	06/28/2024		2,300	0	110	110	2	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		19,700	(68)	(884)	(952)	0	(17)
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024		1,000	0	72	72	1	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	03/18/2025		11,400	111	900	1,011	19	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		1,900	0	168	168	4	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		1,200	0	128	128	3	0
Receive	6-Month EUR-EURIBOR	0.294	Annual	06/30/2026		600	0	72	72	2	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2028		39,400	(496)	92	(404)	0	(182)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		2,200	40	446	486	11	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		44,600	(996)	(994)	(1,990)	0	(270)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		21,900	158	(194)	(36)	139	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	7,574	8,540	85	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	1,870	1,741	20	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		296,100	3,985	12,147	16,132	59	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	361,400	0	404	404	2	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		179,700	0	202	202	1	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		153,800	0	167	167	1	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		4,900	0	(25)	(25)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		2,700	(13)	1	(12)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		6,600	(30)	0	(30)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		6,900	11	(21)	(10)	0	(1)
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	6	(10)	(4)	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		4,900	7	(15)	(8)	0	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		43,300	0	19	19	3	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		64,100	0	(4)	(4)	4	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		9,700	0	(59)	(59)	0	(1)
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		15,400	(17)	(27)	(44)	0	(1)
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		31,500	(10)	(64)	(74)	0	(2)
Pay	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		1,100	0	(1)	(1)	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027	100	0	0	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027	18,500	(10)	29	19	1	0
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027	1,200	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.910	Lunar	12/30/2027	6,700	(5)	(3)	(8)	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028	2,000	0	2	2	0	0
Pay	28-Day MXN-TIIE	8.050	Lunar	01/31/2028	5,400	0	(4)	(4)	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032	31,400	129	(59)	70	0	(2)
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032	130,100	534	(246)	288	0	(7)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032	32,100	0	(71)	(71)	0	(2)
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032	75,700	0	(160)	(160)	0	(6)
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032	2,500	(6)	(3)	(9)	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037	800	3	0	3	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037	21,100	(44)	(42)	(86)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038	24,500	22	(9)	13	0	(1)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(1,373)	(1,379)	0	(28)
Pay	UKRPI	4.055	Maturity	09/15/2031	6,800	28	(1,265)	(1,237)	0	(26)
Pay	UKRPI	4.066	Maturity	09/15/2031	13,200	(162)	(2,221)	(2,383)	0	(51)
Pay	UKRPI	4.020	Maturity	10/15/2031	9,600	(43)	(1,737)	(1,780)	0	(36)
Pay	UKRPI	4.140	Maturity	10/15/2031	18,500	(70)	(3,077)	(3,147)	0	(72)

$45,411	$305,308	$350,719	$7,004	$(13,355)

Total Swap Agreements	$39,722	$312,539	$352,261	$8,383	$(14,186)

(n)

Securities with an aggregate market value of $242,605 and cash of $19,343 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	AUD	17,539	$11,639	$0	$(45)
07/2023	$2,107	AUD	3,219	38	0
08/2023	11,648	17,539	45	0
BOA	07/2023	KRW	1,609,163	$1,231	8	0
07/2023	$19,537	AUD	29,948	412	0
07/2023	1,850	EUR	1,710	16	0
07/2023	27,756	JPY	3,830,000	0	(1,146)
07/2023	60,459	MXN	1,113,052	4,405	0
08/2023	JPY	5,677,306	$41,175	1,503	0
08/2023	$1,185	CNY	8,129	0	(59)
08/2023	155,030	JPY	21,270,000	0	(6,400)
08/2023	17,658	NZD	27,845	0	(573)
09/2023	TWD	374,432	$12,334	286	0
09/2023	$13,231	IDR	198,065,495	0	(80)
09/2023	9,989	KRW	12,655,610	0	(345)
BPS	07/2023	AUD	13,926	$9,246	16	(47)
07/2023	KRW	240,504	184	1	0
07/2023	$474,638	EUR	433,199	1	(1,932)
07/2023	2,368	GBP	1,855	0	(12)
07/2023	97,321	JPY	13,527,385	0	(3,572)
08/2023	CNH	12,713	$1,840	85	0
08/2023	EUR	427,470	469,037	1,942	0
08/2023	KRW	16,026,478	12,222	45	(1)
08/2023	TWD	187,416	6,139	119	0
08/2023	$8,312	AUD	12,539	48	0
08/2023	1,398	CNY	9,560	0	(75)
08/2023	4,912	INR	403,569	1	0
08/2023	57,641	JPY	8,295,975	95	0
08/2023	ZAR	346,354	$18,649	321	0
09/2023	$7,633	IDR	114,701,842	0	(16)
10/2023	ZAR	281,673	$15,135	326	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

BRC	07/2023	GBP	699		868	0	(20)
	07/2023	JPY	2,696,000		20,844	2,124	0
	07/2023	KRW	1,623,046		1,242	9	0
	08/2023	ZAR	408,281		21,983	425	(46)
	09/2023	IDR	201,307		13	0	0
CBK	07/2023		$7,296	AUD	11,183	153	0
	07/2023		12,696	CLP	10,275,094	106	0
	07/2023		2,769	EUR	2,575	41	0
	07/2023		2,943	GBP	2,346	37	0
	08/2023	CAD	858		$644	0	(5)
	08/2023	JPY	11,237,450		81,535	3,011	0
	08/2023	NZD	1,037		631	0	(6)
	08/2023	TWD	195,122		6,392	124	0
	08/2023		$13,750	CLP	11,249,971	179	0
	08/2023		611	CNH	4,261	0	(23)
	08/2023		16,592	NOK	173,074	0	(443)
	09/2023	KRW	1,617,821		$1,251	19	0
CLY	08/2023		$18,732	NOK	196,321	0	(414)
DUB	10/2023	ZAR	50,631		$2,780	118	0
FAR	07/2023		$20	CLP	15,764	0	0
GLM	07/2023	KRW	637,857		$488	3	0
	08/2023	CHF	1,339		1,512	10	0
	08/2023	KRW	7,659,809		5,824	4	0
	08/2023		$7,575	INR	622,291	1	(1)
	08/2023		7,295	NOK	77,401	0	(73)
	09/2023		141,598	BRL	713,351	5,724	0
	10/2023	ZAR	64,995		$3,464	48	0
JPM	07/2023	GBP	824		1,042	0	(5)
	07/2023	JPY	4,311,920		30,151	268	0
	07/2023		$16,269	AUD	24,885	308	0
	08/2023	CAD	1,411		$1,055	0	(10)
	08/2023	CHF	2,004		2,278	30	0
	08/2023	CNH	10,205		1,477	68	0
	08/2023	JPY	4,355,244		31,575	1,141	0
	08/2023	KRW	16,999,582		12,912	0	(8)
	08/2023		$2,861	CHF	2,571	24	0
	08/2023		1,475	CNY	10,085	0	(78)
	08/2023		1,042	GBP	824	5	0
	08/2023		30,151	JPY	4,293,597	0	(270)
	08/2023		2,691	NOK	28,541	0	(28)
	08/2023		2,783	ZAR	50,933	0	(88)
	08/2023	ZAR	141		$8	0	0
	09/2023	KRW	4,495,483		3,457	31	0
	09/2023		$3,358	BRL	16,969	147	0
	09/2023		5,515	IDR	82,975,169	0	(5)
	09/2023		242	INR	19,942	0	0
	09/2023		11,784	PEN	43,390	104	0
	10/2023	MXN	14,333		$816	0	(5)
	12/2023		$5,647	INR	466,011	0	(4)
MBC	07/2023	EUR	6,028		$6,454	0	(123)
	07/2023	GBP	120,904		149,662	0	(3,886)
	07/2023	JPY	865,600		6,106	108	0
	07/2023		$6,662	EUR	6,191	94	0
	08/2023	NZD	5,817		$3,545	0	(24)
	08/2023		$2,992	INR	245,718	0	(1)
	09/2023		18,396	KRW	23,459,836	0	(518)
MYI	07/2023	IDR	52,212,450		$3,491	9	0
	07/2023	MXN	14,870		869	2	0
	07/2023		$2,629	GBP	2,093	33	(3)
	07/2023		3,475	IDR	52,212,450	8	0
	08/2023	TWD	409,522		$13,467	313	0
	08/2023		$963	ZAR	17,627	0	(30)
	09/2023	KRW	8,704,223		$6,702	69	0
	09/2023		$7,638	IDR	114,190,223	0	(56)
	09/2023		52	INR	4,307	0	0
	09/2023		20,602	KRW	26,365,064	0	(511)
NGF	08/2023	CNH	15,600		$2,273	120	0
	08/2023		$2,319	INR	190,467	0	(1)
	12/2023		18,132		1,496,410	0	(11)
RBC	07/2023	MXN	2,356		$122	0	(15)
	08/2023		$1,013	CHF	911	9	0
	08/2023		283	MXN	4,912	1	0
RYL	07/2023		4,151	EUR	3,870	72	0
SCX	07/2023	AUD	25,762		$17,102	0	(59)
	07/2023		$22,954	AUD	35,128	446	0
	08/2023	CNH	18,721		$2,725	142	0
	08/2023	NZD	30,700		18,661	0	(177)
	08/2023	TWD	163,866		5,366	103	0
	08/2023		$17,115	AUD	25,762	60	0
	08/2023		3,922	CNY	26,778	0	(215)
	08/2023		6,170	NZD	9,884	0	(106)
	09/2023	KRW	1,601,531		$1,239	19	0
	09/2023	TWD	313,229		10,274	195	0
	09/2023		$21,082	IDR	314,953,925	0	(168)
	09/2023		151	INR	12,472	0	0
SOG	07/2023	EUR	440,150		$473,487	0	(6,805)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

	07/2023		$13,913	AUD	21,265		253	0
SSB	07/2023	CLP	10,305,612		$12,829		0	(11)
	07/2023	JPY	1,134,000		8,599		709	0
	07/2023	KRW	1,192,258		912		6	0
	08/2023		$12,829	CLP	10,335,375		4	0
	12/2023		952	INR	78,573		0	(1)
TOR	07/2023	AUD	31,704		$20,940		0	(179)
	07/2023		$7,360	AUD	11,254		136	0
	07/2023		147,570	GBP	116,133		0	(81)
	08/2023	GBP	116,133		$147,602		84	0
	08/2023		$20,957	AUD	31,704		179	0
UAG	07/2023	AUD	50,527		$33,739		159	(79)
	07/2023		$1,686	AUD	2,576		30	0
	08/2023		33,766		50,527		79	(159)
	08/2023	ZAR	243,929		$12,702		0	(203)
	09/2023		48,371		2,759		207	0

Total Forward Foreign Currency Contracts							$27,624	$(29,257)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.180%	07/21/2032	15,100	$2,422	$1,831
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	07/21/2032	24,700	3,962	4,770
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.243	08/05/2024	51,400	694	145
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.243	08/05/2024	51,400	694	1,548
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.110	07/26/2032	10,500	1,701	1,235
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.110	07/26/2032	15,300	2,479	3,053
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.053	07/20/2023	155,900	935	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.053	07/20/2023	155,900	935	3,431
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.620	07/22/2024	155,900	1,169	265
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.620	07/22/2024	155,900	1,169	2,418
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.590	07/19/2024	110,700	1,522	413
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.590	07/19/2024	110,700	1,522	2,809
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.400	07/20/2027	12,200	1,610	1,017
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.400	07/20/2027	13,800	1,821	2,268
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.170	07/19/2032	12,200	1,935	1,465
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.170	07/19/2032	13,800	2,189	2,670
NGF	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.645	07/22/2024	169,300	2,421	668
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.645	07/22/2024	169,300	2,421	4,158

Total Purchased Options							$31,601	$34,164

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	56,000	$(174)	$(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	56,000	(174)	(757)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.748	07/21/2023	21,900	(518)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.748	07/21/2023	21,900	(518)	(1,106)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	16,600	(64)	(79)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	16,600	(64)	(49)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	6,400	(47)	(29)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	6,400	(47)	(15)
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	8,400	(20)	(16)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	8,400	(20)	(30)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	7,000	(23)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	7,000	(23)	(34)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	14,300	(112)	(17)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	14,300	(112)	(263)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	32,500	(196)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	32,500	(196)	(697)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	22,000	(169)	(29)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	22,000	(169)	(382)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	8,300	(30)	(30)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	8,300	(30)	(32)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.508	07/21/2023	5,600	(419)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.508	07/21/2023	5,600	(419)	(704)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	28,600	(224)	(34)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	28,600	(224)	(527)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	36,900	(285)	(48)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	36,900	(285)	(645)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.010	07/21/2023	103,600	(650)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.010	07/21/2023	103,600	(650)	(2,323)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.765	07/25/2023	67,100	(419)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.765	07/25/2023	67,100	(419)	(1,668)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	32,500	(200)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	32,500	(200)	(697)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	26,400	(171)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	26,400	(171)	(537)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	26,600	(187)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	26,600	(187)	(510)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	26,600	(185)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	26,600	(185)	(498)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	26,600	(185)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	26,600	(185)	(489)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	26,500	(182)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	26,500	(182)	(549)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	26,500	(181)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	26,500	(182)	(578)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	27,200	(197)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	27,200	(197)	(526)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	27,600	(183)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	27,600	(183)	(573)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	54,400	(197)	(5)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	54,400	(197)	(708)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	54,500	(190)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	54,500	(190)	(755)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	56,000	(175)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	56,000	(175)	(701)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	57,200	(449)	(68)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	57,200	(449)	(1,049)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	27,500	(208)	(34)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	27,500	(208)	(493)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.468	07/25/2023	14,200	(339)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.468	07/25/2023	14,200	(339)	(893)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	8,400	(20)	(16)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	8,400	(20)	(30)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	6,900	(22)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	6,900	(22)	(33)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	17,800	(61)	(23)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	17,800	(61)	(74)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	07/19/2023	67,700	(406)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.050	07/19/2023	67,700	(406)	(1,499)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.052	07/20/2023	67,500	(415)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.052	07/20/2023	67,500	(415)	(1,487)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	29,800	(201)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	29,800	(201)	(628)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.700	07/19/2023	14,300	(333)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.700	07/19/2023	14,300	(333)	(755)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.675	07/20/2023	14,500	(337)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.675	07/20/2023	14,500	(337)	(780)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.550	07/19/2023	3,600	(260)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.550	07/19/2023	3,600	(260)	(425)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.537	07/20/2023	3,600	(262)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.537	07/20/2023	3,600	(262)	(433)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	63,600	(413)	(12)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	63,600	(413)	(1,267)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	62,900	(398)	(11)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	62,900	(398)	(1,342)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	52,800	(407)	(69)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	52,800	(407)	(920)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	52,800	(403)	(72)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	52,800	(403)	(897)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	22,400	(74)	(40)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	22,400	(74)	(92)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	7,000	(23)	(14)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	7,000	(23)	(34)

$(21,229)	$(30,236)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Cap	3.018%	1-Day USD-SOFR Compounded-OIS	07/24/2024	155,900	$(1,167)	$(3,434)
Call - OTC 1-Year Interest Rate Cap	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	(1,365)	(2,488)
Put - OTC 1-Year Interest Rate Floor	3.018	1-Day USD-SOFR Compounded-OIS	07/24/2024	155,900	(1,167)	(42)
Put - OTC 1-Year Interest Rate Floor	2.596	1-Day USD-SOFR Compounded-OIS	07/23/2025	155,900	(1,365)	(354)
FAR	Call - OTC 2-Year Interest Rate Cap	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(886)	(1,663)
MYC	Call - OTC 2-Year Interest Rate Cap	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(3,140)
NGF	Call - OTC 2-Year Interest Rate Cap	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(4,654)
FAR	Put - OTC 2-Year Interest Rate Floor	2.224	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(886)	(270)
MYC	Put - OTC 2-Year Interest Rate Floor	2.550	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(733)
NGF	Put - OTC 2-Year Interest Rate Floor	2.618	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(1,192)

$(16,966)	$(17,970)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053	$93.281	07/06/2023	12,000	$(48)	$(11)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	95.875	08/07/2023	45,000	(267)	(263)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	97.875	08/07/2023	45,000	(246)	(63)

$(561)	$(337)

Total Written Options	$(38,756)	$(48,543)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	HSBC Holdings PLC	(1.000)%	Quarterly	06/20/2024	0.557%	EUR	100	$2	$(3)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.143%	$3,100	$(136)	$27	$0	$(109)
Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826	1,300	(140)	89	0	(51)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	1,000	(48)	18	0	(30)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	200	(18)	9	0	(9)
Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826	400	(29)	14	0	(15)
Turkey Government International Bond	1.000	Quarterly	06/20/2025	4.171	100	(17)	11	0	(6)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668	2,300	(105)	57	0	(48)
Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826	5,780	(700)	475	0	(225)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.401	1,600	(28)	42	14	0
Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.545	200	(2)	3	1	0
Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.819	600	2	0	2	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	600	(22)	4	0	(18)
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.189	2,000	(32)	48	16	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826	400	(42)	26	0	(16)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	400	(18)	4	0	(14)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.401	1,900	(30)	47	17	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	0.853	4,300	(145)	164	19	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.395	600	(9)	11	2	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	1,100	(40)	7	0	(33)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	500	(45)	23	0	(22)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.431	3,700	517	(41)	476	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	2,200	(18)	41	23	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	600	(10)	9	0	(1)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.020	3,500	(149)	150	1	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	3.826	400	(43)	27	0	(16)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.158	500	(16)	18	2	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.250	3,500	(102)	128	26	0
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668	100	(5)	3	0	(2)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	200	(8)	2	0	(6)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.128	2,900	(66)	79	13	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.519	900	(7)	19	12	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	1.303	38,300	(2,372)	1,969	0	(403)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	2,800	(123)	38	0	(85)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	3,100	(276)	139	0	(137)
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.280	1,700	(9)	27	18	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.442	200	(3)	6	3	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.662	2,900	8	25	33	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.769	1,300	(4)	15	11	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	4,900	(111)	107	0	(4)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	28,400	(1,243)	241	0	(1,002)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	3.119	100	(16)	14	0	(2)

							$(5,660)	$4,095	$689	$(2,254)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FBF	CMBX.NA.AAA.12 Index		0.500%	Monthly	08/17/2061	$1,300	$(9)	$(5)	$0	$(14)
GST	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	314,500	409	(5,118)	0	(4,709)
	CMBX.NA.AAA.15 Index		0.500	Monthly	11/18/2064	106,200	(1,021)	(1,792)	0	(2,813)
MEI	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	3,400	(25)	(13)	0	(38)
MYC	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	72,100	(253)	(542)	0	(795)
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	187,700	205	(3,016)	0	(2,811)
	CMBX.NA.AAA.15 Index		0.500	Monthly	11/18/2064	12,400	(105)	(224)	0	(329)

							$(799)	$(10,710)	$0	$(11,509)

Total Swap Agreements							$(6,457)	$(6,618)	$689	$(13,764)

(p)

Securities with an aggregate market value of $43,348 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$295,907	$92,269	$388,176
Corporate Bonds & Notes
Banking & Finance	0	460,900	1,006	461,906
Industrials	0	519,443	1,220	520,663
Utilities	0	381,177	0	381,177
Convertible Bonds & Notes
Industrials	0	3,916	0	3,916
Municipal Bonds & Notes
Illinois	0	20	0	20
Puerto Rico	0	95	0	95
U.S. Government Agencies	0	5,501,309	0	5,501,309
U.S. Treasury Obligations	0	1,043,064	0	1,043,064
Non-Agency Mortgage-Backed Securities	0	2,257,141	1,064	2,258,205
Asset-Backed Securities	0	1,371,261	5,359	1,376,620
Sovereign Issues	0	178,502	672	179,174
Common Stocks
Communication Services	4,604	0	1,239	5,843
Consumer Discretionary	2	0	0	2
Financials	353	0	8,551	8,904
Industrials	0	0	17,510	17,510
Rights
Financials	0	0	193	193
Warrants
Financials	0	0	288	288
Information Technology	0	0	84	84
Preferred Securities
Financials	0	17,030	0	17,030
Industrials	0	0	1,386	1,386
Real Estate Investment Trusts
Real Estate	71	0	0	71
Short-Term Instruments
Repurchase Agreements	0	383,400	0	383,400
Argentina Treasury Bills	0	14,777	0	14,777
U.S. Treasury Bills	0	11,136	0	11,136

	$5,030	$12,439,078	$130,841	$12,574,949
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$315,110	$0	$0	$315,110

Total Investments	$320,140	$12,439,078	$130,841	$12,890,059

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(839,607)	$0	$(839,607)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	112	8,801	0	8,913
Over the counter	0	62,477	0	62,477

	$112	$71,278	$0	$71,390
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(131)	(22,554)	0	(22,685)
Over the counter	0	(91,564)	0	(91,564)

	$(131)	$(114,118)	$0	$(114,249)

Total Financial Derivative Instruments	$(19)	$(42,840)	$0	$(42,859)

Totals	$320,121	$11,556,631	$130,841	$12,007,593

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2023 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$84,071	$8,208	$(350)	$305	$0	$731	$8,469	$(9,165)	$92,269	$458
Corporate Bonds & Notes
Banking & Finance	705	285	0	0	0	16	0	0	1,006	16
Industrials	1,230	0	0	0	0	(10)	0	0	1,220	(10)
Non-Agency Mortgage-Backed Securities	0	25	(57)	0	4	33	1,059	0	1,064	0
Asset-Backed Securities	4,917	0	(7)	0	0	(43)	492	0	5,359	(44)
Sovereign Issues	5,227	0	(16,592)	(116)	(18,642)	52,543	0	(21,748)	672	0
Common Stocks
Communication Services	1,327	0	0	0	0	(88)	0	0	1,239	(88)
Financials	9,109	0	0	0	0	(558)	0	0	8,551	(558)
Industrials	17,143	651	0	0	0	(284)	0	0	17,510	(308)
Rights
Financials	254	0	0	0	0	(61)	0	0	193	(61)
Warrants
Financials	281	0	0	0	0	7	0	0	288	7
Information Technology	74	0	0	0	0	10	0	0	84	10
Preferred Securities
Industrials	1,332	0	0	0	0	54	0	0	1,386	54

Totals	$125,670	$9,169	$(17,006)	$189	$(18,638)	$52,350	$10,020	$(30,913)	$130,841	$(524)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
					(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2023	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$8,469	Comparable multiple	EBITDA Multiple	X	11.000	—
	28,282	Discounted Cash Flow	Discount Rate		9.000	—
	8,219	Proxy pricing	Base Price		100.000	—
	42,561	Recent Transaction	Price		98.000	—
	4,738	Third Party Vendor	Broker Quote		97.500	—
Corporate Bonds & Notes
Banking & Finance	719	Indicative Market Quotation	Price		7.500	—
	287	Other Valuation Techniques(2)	—		—	—
Industrials	1,220	Discounted Cash Flow	Discount Rate		5.913	—
Non-Agency Mortgage-Backed Securities	1,064	Fair Valuation of odd lot positions	Adjustment Factor		2.500	—
Asset-Backed Securities	4,161	Discounted Cash Flow	Discount Rate		14.000	—
	492	Fair Valuation of odd lot positions	Adjustment Factor		2.500	—
	706	Recent Transaction/Discounted Cash Flow/Comparable Multiple	Transaction Price/Discount Rate/EBITDA Multiple/Revenue Multiple/Fleet Value Multiple	$/%/ X/X/X	88.720/8.740/7.750/2.300/ 1.750	—
Sovereign Issues	672	Third Party Vendor	Expected Recovery		6.000	—
Common Stocks
Communication Services	1,239	Adjusted Market Price	Adjustment Factor		10.000	—
Financials	8,551	Indicative Market Quotation	Broker Quote		$23.000	—
Industrials	16,848	Comparable Multiple/Discounted Cash Flow	LTM Revenue Forward EBITDA/Discount Rate	X/X/ %	0.550/6.010/9.875	—
	36	Indicative Market Quotation	Broker Quote		$19.500	—
	607	Other Valuation Techniques(2)	—		-	—
	19	Recent Transaction	Purchase Price		$6.625	—
Rights
Financials	193	Indicative Market Quotation	Broker Quote		$4.750	—
Warrants
Financials	288	Indicative Market Quotation	Broker Quote		$0.750 - 7.250	7.113
Information Technology	84	Comparable Multiple	EBITDA Multiple	X	4.590	—
Preferred Securities
Industrials	1,386	Comparable Multiple / Discounted Cash Flow	Book Value Multiple/Discount Rate	X/%	0.350/27.749	—

Total	$130,841

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Low Duration Opportunities Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 116.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
IRB Holding Corp. 8.202% due 12/15/2027		$196	$195
MPH Acquisition Holdings LLC 9.726% (LIBOR03M + 4.250%) due 09/01/2028 ~		197	176

Total Loan Participations and Assignments (Cost $390)			371

CORPORATE BONDS & NOTES 28.5%
BANKING & FINANCE 18.8%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		200	179
American Assets Trust LP 3.375% due 02/01/2031		200	157
American Tower Corp. 2.300% due 09/15/2031		200	159
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6	5
Bank of America Corp. 3.864% due 07/23/2024 •		300	300
Barclays PLC
3.375% due 04/02/2025 •	EUR	100	108
4.972% due 05/16/2029 •		$700	662
BNP Paribas SA
1.904% due 09/30/2028 •		300	256
2.871% due 04/19/2032 •		200	164
7.000% due 08/16/2028 •(e)(f)		300	269
Brixmor Operating Partnership LP 2.250% due 04/01/2028		200	168
Brookfield Finance, Inc. 4.000% due 04/01/2024		50	49
Credit Suisse AG
3.700% due 02/21/2025		250	239
6.500% due 08/08/2023 (f)		200	199
Credit Suisse AG AT1 Claim ^		500	20
Crown Castle, Inc. 3.100% due 11/15/2029		200	174
Deutsche Bank AG
0.898% due 05/28/2024 (g)		200	190
1.625% due 01/20/2027	EUR	200	194
1.750% due 11/19/2030 •		200	173
3.729% due 01/14/2032 •(g)		$200	151
6.119% due 07/14/2026 •		400	396
Equinix, Inc. 3.900% due 04/15/2032		200	180
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	100	106
2.748% due 06/14/2024	GBP	100	121
3.375% due 11/13/2025		$300	279
4.174% due 12/01/2024 •	EUR	100	108
4.535% due 03/06/2025	GBP	100	121
Goldman Sachs Group, Inc.
3.000% due 03/15/2024		$100	98
3.615% due 03/15/2028 •		300	282
7.063% (US0003M + 1.600%) due 11/29/2023 ~		300	301
HSBC Holdings PLC
2.871% due 11/22/2032 •		300	242
4.292% due 09/12/2026 •		300	289
4.583% due 06/19/2029 •		100	94
5.210% due 08/11/2028 •		200	196
6.000% due 09/29/2023 •(e)(f)	EUR	200	217
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		$200	152
4.750% due 04/27/2027		200	173
ING Groep NV
2.727% due 04/01/2032 •		400	330
4.017% due 03/28/2028 •		200	188
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(e)(f)	EUR	200	211
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$200	184
2.963% due 01/25/2033 •		200	169

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2023 (Unaudited)

Kennedy-Wilson, Inc. 4.750% due 02/01/2030		200	151
Lazard Group LLC 4.500% due 09/19/2028		800	759
LeasePlan Corp. NV 2.875% due 10/24/2024		200	191
Lloyds Banking Group PLC
3.750% due 03/18/2028 •		200	185
4.716% due 08/11/2026 •		200	194
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		200	177
National Health Investors, Inc. 3.000% due 02/01/2031		200	154
Nationwide Building Society
4.302% due 03/08/2029 •		300	278
4.363% due 08/01/2024 •		300	299
NatWest Group PLC 4.800% due 04/05/2026		500	486
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		200	175
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		950	856
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023		700	699
Societe Generale SA
1.488% due 12/14/2026 •		300	264
4.677% due 06/15/2027		300	289
Standard Chartered PLC 2.819% due 01/30/2026 •		300	283
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		200	160
UBS Group AG
4.550% due 04/17/2026		500	481
6.537% due 08/12/2033 •		250	256
UniCredit SpA 7.830% due 12/04/2023		600	604
Wells Fargo & Co.
3.000% due 04/22/2026		300	282
3.526% due 03/24/2028 •		400	374

			15,850

INDUSTRIALS 8.5%
Air Canada 4.625% due 08/15/2029	CAD	200	136
American Airlines Pass-Through Trust
3.250% due 04/15/2030		$70	59
3.375% due 11/01/2028		180	162
American Airlines, Inc.
5.500% due 04/20/2026		200	198
5.750% due 04/20/2029		100	97
Bio-Rad Laboratories, Inc. 3.300% due 03/15/2027		200	186
Boeing Co. 1.950% due 02/01/2024		200	196
Broadcom, Inc.
3.137% due 11/15/2035		3	2
4.926% due 05/15/2037		3	3
Charter Communications Operating LLC 3.500% due 06/01/2041		200	136
Cloud Software Group, Inc. 6.500% due 03/31/2029		200	178
Constellation Brands, Inc. 4.750% due 05/09/2032		300	291
Corebridge Financial, Inc. 3.900% due 04/05/2032		200	174
Coty, Inc.
3.875% due 04/15/2026	EUR	100	106
4.750% due 01/15/2029		$200	185
5.000% due 04/15/2026		300	288
Expedia Group, Inc. 6.250% due 05/01/2025		44	44
FactSet Research Systems, Inc. 3.450% due 03/01/2032		200	170
Frontier Communications Holdings LLC 8.750% due 05/15/2030		200	196
Grifols Escrow Issuer SA 3.875% due 10/15/2028	EUR	200	187
Haleon U.S. Capital LLC 3.375% due 03/24/2027		$250	234
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100	84
3.750% due 05/01/2029		200	178
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	100	98

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2023 (Unaudited)

Marriott International, Inc. 2.850% due 04/15/2031		$200	168
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		200	166
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	139	159
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		$100	85
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		500	465
4.810% due 09/17/2030		200	176
Petroleos Mexicanos 6.700% due 02/16/2032		199	152
Prosus NV 2.085% due 01/19/2030	EUR	200	171
Sands China Ltd. 3.350% due 03/08/2029		$200	167
Studio City Finance Ltd. 5.000% due 01/15/2029		100	74
T-Mobile USA, Inc. 3.875% due 04/15/2030		200	184
TEGNA, Inc. 4.625% due 03/15/2028		200	177
Toyota Tsusho Corp. 3.625% due 09/13/2023		300	299
United Airlines Pass-Through Trust 5.875% due 04/15/2029		144	143
United Airlines, Inc.
4.375% due 04/15/2026		100	95
4.625% due 04/15/2029		300	274
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	100	100
Warnermedia Holdings, Inc. 4.279% due 03/15/2032		$200	178
Wynn Macau Ltd. 5.500% due 01/15/2026		400	372

			7,193

UTILITIES 1.2%
Boston Gas Co. 3.757% due 03/16/2032		100	88
Georgia Power Co. 4.700% due 05/15/2032		300	290
Pacific Gas & Electric Co.
3.250% due 06/01/2031		200	163
4.400% due 03/01/2032		200	173
Southern California Gas Co. 2.950% due 04/15/2027		200	187
Verizon Communications, Inc. 3.875% due 03/01/2052		100	79

			980

Total Corporate Bonds & Notes (Cost $26,40)			24,023

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029		200	171

Total Municipal Bonds & Notes (Cost $200)			171

U.S. GOVERNMENT AGENCIES 19.9%
Fannie Mae
5.258% due 03/25/2034 •		3	3
6.050% due 04/25/2032 •		4	4
Uniform Mortgage-Backed Security 4.000% due 04/01/2048		454	434
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2053		100	85
3.000% due 08/01/2053		2,100	1,851
3.500% due 08/01/2053		6,000	5,474
4.000% due 08/01/2053		1,200	1,127
4.500% due 08/01/2053		1,900	1,828
5.000% due 09/01/2053		6,100	5,981

Total U.S. Government Agencies (Cost $16,913)			16,787

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Notes
1.250% due 07/31/2023		587	585

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $587)			585

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		101	75
Banc of America Funding Trust 4.365% due 06/20/2032 «~		14	13
Bear Stearns Adjustable Rate Mortgage Trust 4.439% due 02/25/2034 ~		18	16
Bear Stearns ALT-A Trust 3.971% due 05/25/2036 ^~		498	252
Countrywide Alternative Loan Trust 6.000% due 01/25/2036		299	216
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.260% due 07/25/2033 «~		3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		211	131
EMF-NL Prime BV 3.977% due 04/17/2041 •	EUR	21	22
GSR Mortgage Loan Trust
4.234% due 06/25/2034 ~		$11	10
5.750% due 01/25/2037 ^		9	6
HarborView Mortgage Loan Trust 4.063% due 06/19/2036 ^~		110	50
MASTR Adjustable Rate Mortgages Trust 4.265% due 05/25/2034 «~		30	27
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.053% due 08/15/2032 •		42	39
Residential Accredit Loans, Inc. Trust 6.020% due 09/25/2037 ~		362	266
Residential Asset Securitization Trust 6.000% due 07/25/2037 ^		194	84
Stratton Mortgage Funding PLC 5.287% due 07/20/2060	GBP	163	207
Structured Asset Mortgage Investments Trust 5.646% due 07/19/2035 •		$16	14
Towd Point Mortgage Funding 5.531% due 10/20/2051	GBP	522	663
WaMu Mortgage Pass-Through Certificates Trust
3.430% due 03/25/2037 ^~		$322	268
5.376% due 08/25/2042 •		8	8

Total Non-Agency Mortgage-Backed Securities (Cost $2,879)			2,370

ASSET-BACKED SECURITIES 26.7%
American Money Management Corp. CLO Ltd.
6.130% due 04/17/2029 •		49	49
6.287% due 11/10/2030 •		460	456
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.855% due 11/25/2035 •		215	209
6.170% due 09/25/2034 •		159	154
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •		324	322
Apidos CLO 6.190% due 07/17/2030 •		494	491
AREIT Trust 7.333% due 06/17/2039 •		500	500
Ares CLO Ltd. 6.130% due 01/15/2029 •		193	192
Aurium CLO DAC 3.907% due 01/16/2031 •	EUR	300	321
Bayview Financial Acquisition Trust 6.596% due 12/28/2036 «þ		$47	50
Bear Stearns Asset-Backed Securities Trust
5.368% due 02/25/2036 •		276	275
5.380% due 02/25/2037 •		600	546
Blackrock European CLO DAC 3.797% due 10/15/2031 •	EUR	500	533
Cairn CLO DAC 3.842% due 04/30/2031 •		493	527
CIT Mortgage Loan Trust 6.650% due 10/25/2037 •		$400	389
Countrywide Asset-Backed Certificates Trust
5.350% due 06/25/2047 ^•		378	327
5.890% due 08/25/2047 •		115	110
CQS U.S. CLO Ltd. 7.698% due 07/20/2031 •		484	487
Crestline Denali CLO Ltd. 6.280% due 04/20/2030 •		549	544
CSAB Mortgage-Backed Trust 5.290% due 11/25/2036 •		886	149
Elevation CLO Ltd. 6.205% due 10/25/2030 •		289	287
Fremont Home Loan Trust 5.290% due 01/25/2037 •		510	259

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2023 (Unaudited)

FS Rialto Issuer LLC 6.966% due 01/19/2039 •		500	494
Halseypoint CLO Ltd. 6.350% due 07/20/2031 •		877	871
Harvest CLO DAC 4.027% due 01/15/2032 •	EUR	500	534
HSI Asset Securitization Corp. Trust 5.930% due 01/25/2036 •		$400	313
IXIS Real Estate Capital Trust 5.610% due 01/25/2037 •		109	39
Jubilee CLO DAC
3.787% due 04/15/2030 •	EUR	500	535
3.827% due 04/15/2031 •		500	532
KKR CLO Ltd. 6.395% due 10/15/2030 •		$342	340
LCM LP
6.135% due 07/19/2027 •		363	361
6.290% due 10/20/2027 •		50	50
Magnetite Ltd. 6.201% due 11/15/2028 •		508	505
Marathon CLO Ltd. 6.410% due 04/15/2029 •		136	136
Marble Point CLO Ltd. 6.300% due 10/15/2030 •		426	424
Morgan Stanley ABS Capital, Inc. Trust
5.450% due 09/25/2036 •		655	247
5.690% due 12/25/2034 •		231	203
Mountain View CLO LLC 6.300% due 01/16/2031 •		495	489
OSD CLO Ltd. 6.130% due 04/17/2031 •		684	676
Palmer Square Loan Funding Ltd. 6.179% due 02/20/2028 •		45	45
PFP Ltd. 6.158% due 08/09/2037 •		288	281
Rad CLO Ltd. 6.393% due 07/24/2032 •		700	690
Residential Asset Securities Corp. Trust
5.670% due 07/25/2036 ^•		1,157	1,024
5.750% due 02/25/2036 •		507	500
Saxon Asset Securities Trust 5.460% due 09/25/2037 •		239	226
SG Mortgage Securities Trust 5.360% due 10/25/2036 •		700	485
Sierra Madre Funding Ltd. 5.591% due 09/07/2039 •		735	528
Sound Point CLO Ltd.
6.235% due 07/25/2030 •		450	445
6.263% due 01/23/2029 •		77	77
6.300% due 10/20/2028 •		129	129
Soundview Home Loan Trust 5.350% due 06/25/2037 •		516	352
Stratus CLO Ltd. 6.150% due 12/28/2029 •		247	244
TCI-Symphony CLO Ltd. 6.262% due 10/13/2032 •		500	494
TCW CLO Ltd. 6.225% due 04/25/2031 •		300	297
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •		500	486
Venture CLO Ltd.
6.270% due 04/20/2029 •		145	145
6.300% due 07/20/2030 •		675	668
6.459% due 07/30/2032 •		300	295
VMC Finance LLC 6.257% due 06/16/2036 •		92	91
WaMu Asset-Backed Certificates WaMu Trust 5.375% due 05/25/2037 •		324	297
Wellfleet CLO Ltd. 6.420% due 07/20/2032 •		815	802

Total Asset-Backed Securities (Cost $23,100)			22,527

SOVEREIGN ISSUES 1.6%
Mexico Government International Bond 5.400% due 02/09/2028		200	204
Peru Government International Bond 5.940% due 02/12/2029	PEN	300	81
Provincia de Buenos Aires 88.734% due 04/12/2025	ARS	380	1
Romania Government International Bond 1.750% due 07/13/2030	EUR	200	167
South Africa Government International Bond 4.850% due 09/30/2029		$400	352

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2023 (Unaudited)

Turkey Government International Bond 6.350% due 08/10/2024		600	591

Total Sovereign Issues (Cost $1,530)			1,396

		SHARES
PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
AGFC Capital Trust 7.010% (US0003M + 1.750%) due 01/15/2067 ~		100,000	54
Nationwide Building Society 10.250% due 12/31/2049 ~(e)		250	37

Total Preferred Securities (Cost $107)			91

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 35.6%
REPURCHASE AGREEMENTS (h) 29.2%			24,617

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (a)(b)(d)	ARS	2,592	5

HUNGARY TREASURY BILLS 1.2%
16.220% due 07/06/2023 (b)(c)	HUF	351,000	1,026

JAPAN TREASURY BILLS 5.2%
(0.196)% due 08/28/2023 (b)(c)	JPY	628,000	4,353

Total Short-Term Instruments (Cost $30,122)			30,001

Total Investments in Securities (Cost $102,234)			98,322

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		15,616	152

Total Short-Term Instruments (Cost $152)			152

Total Investments in Affiliates (Cost $152)			152

Total Investments 116.7% (Cost $102,386)			$98,474
Financial Derivative Instruments (i)(j) (1.0)%(Cost or Premiums, net $(1,264))			(823)
Other Assets and Liabilities, net (15.7)%			(13,285)

Net Assets 100.0%			$84,366

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	0.898%	05/28/2024	05/25/2021	$200	$190	0.23%
Deutsche Bank AG	3.729	01/14/2032	05/25/2021	200	151	0.18

$400	$341	0.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.170%	06/30/2023	07/03/2023	$100	U.S. Treasury Bonds 3.375% due 08/15/2042	$(103)	$100	$100
FICC	2.400	06/30/2023	07/03/2023	817	U.S. Treasury Notes 4.625% due 06/30/2025	(834)	817	817
5.060	06/30/2023	07/03/2023	3,000	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2032	(3,060)	3,000	3,001
JPS	5.180	06/30/2023	07/03/2023	20,700	U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(20,581)	20,700	20,709

Total Repurchase Agreements	$(24,578)	$24,617	$24,627

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2053	$4,400	$(3,610)	$(3,594)

Total Short Sales (4.3)%	$(3,610)	$(3,594)

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	65	$13,217	$(193)	$0	$(2)

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2023	3	$(379)	$5	$2	$0
Euro-Bund September Futures	09/2023	20	(2,919)	28	20	(2)
Euro-Schatz September Futures	09/2023	7	(801)	7	1	0
U.S. Treasury 10-Year Note September Futures	09/2023	105	(11,788)	202	0	(15)
U.S. Treasury Long-Term Bond September Futures	09/2023	12	(1,523)	1	0	(9)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	22	(2,606)	24	0	(7)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	12	(1,635)	(19)	0	(15)

$248	$23	$(48)

Total Futures Contracts	$55	$23	$(50)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.802%	$300	$60	$(30)	$30	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.553	100	0	0	0	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	100	(1)	1	0	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.743	300	(1)	4	3	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.400	EUR	300	1	2	3	0	0

$59	$(23)	$36	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-40 5-Year Index	(5.000)%	Quarterly	06/20/2028	$1,200	$(7)	$(29)	$(36)	$0	$(9)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$460	$(16)	$5	$(11)	$1	$0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(8)	3	(5)	0	0
iTraxx Crossover 39 5-Year Index	5.000	Quarterly	06/20/2028	EUR	500	5	18	23	4	0

$(19)	$26	$7	$5	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/20/2028	GBP	2,600	$12	$166	$178	$17	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033	3,100	(100)	(150)	(250)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	08/04/2023	$18,500	0	261	261	8	0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/20/2023	3,300	0	47	47	1	0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/30/2023	2,430	0	(34)	(34)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.270	Semi-Annual	11/04/2023	18,500	(17)	(391)	(408)	0	(5)
Pay(6)	1-Day USD-SOFR Compounded-OIS	2.700	Maturity	12/14/2023	400	(2)	(1)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.622	Semi-Annual	03/20/2025	3,300	1	(250)	(249)	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	0.640	Semi-Annual	02/18/2026	4,100	(2)	(387)	(389)	2	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2023 (Unaudited)

Pay(6)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		2,000	(32)	(174)	(206)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		200	0	(2)	(2)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.827	Annual	07/03/2028		3,400	(37)	(279)	(316)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		400	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		2,430	18	490	508	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.857	Annual	07/15/2032		1,960	(22)	(277)	(299)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		200	(1)	(2)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		1,300	57	4	61	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		2,900	605	216	821	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		100	(1)	(2)	(3)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		700	37	119	156	0	(7)
Pay	1-Year BRL-CDI	11.734	Maturity	01/02/2025	BRL	9,000	0	(1)	(1)	2	0
Pay	1-Year BRL-CDI	11.800	Maturity	01/02/2025		9,000	0	1	1	2	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		1,300	0	(6)	(6)	1	0
Pay	1-Year BRL-CDI	11.048	Maturity	01/04/2027		11,100	0	13	13	9	0
Pay	1-Year BRL-CDI	11.086	Maturity	01/04/2027		3,000	0	4	4	3	0
Pay	1-Year BRL-CDI	11.814	Maturity	01/04/2027		5,300	0	31	31	5	0
Pay	1-Year BRL-CDI	11.868	Maturity	01/04/2027		4,700	0	29	29	4	0
Pay	3-Month CAD-Bank Bill	2.060	Semi-Annual	10/28/2023	CAD	16,500	(5)	(198)	(203)	0	(3)
Pay	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023		2,100	0	(26)	(26)	0	0
Pay	3-Month NZD-BBR	3.000	Semi-Annual	11/01/2023	NZD	6,100	2	(53)	(51)	0	(1)
Pay	3-Month NZD-BBR	3.000	Semi-Annual	12/15/2023		8,500	0	(72)	(72)	0	(2)
Pay	3-Month USD-LIBOR	0.000	Quarterly	08/04/2023		$18,500	0	(259)	(259)	0	(8)
Pay	3-Month USD-LIBOR	0.640	Semi-Annual	08/18/2023		4,100	0	(44)	(44)	0	(2)
Pay	3-Month USD-LIBOR	2.700	Semi-Annual	09/14/2023		400	0	(3)	(3)	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	09/16/2023		2,000	0	(27)	(27)	0	(1)
Pay	3-Month USD-LIBOR	0.000	Quarterly	09/20/2023		3,300	0	(47)	(47)	0	(1)
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/30/2023		2,430	0	35	35	1	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	04/28/2024	EUR	400	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	05/03/2024		400	(1)	(6)	(7)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		2,000	(19)	22	3	0	(13)
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027	PLN	8,300	0	(218)	(218)	0	(5)
Receive	6-Month PLN-WIBOR	7.015	Annual	10/11/2027		5,500	0	(146)	(146)	0	(3)
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027		4,300	0	(121)	(121)	0	(3)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	9,400	(31)	(68)	(99)	10	0

							$458	$(1,829)	$(1,371)	$75	$(112)

Total Swap Agreements							$491	$(1,855)	$(1,364)	$81	$(121)

Cash of $1,758 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2023 (Unaudited)

(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2023	AUD	103		$68	$0	$0
	07/2023		$34	AUD	52	1	0
	08/2023		68		103	0	0
BOA	07/2023	JPY	400		$3	0	0
	07/2023	MXN	4,025		219	0	(16)
	07/2023	PLN	360		85	0	(3)
	07/2023		$55	PLN	226	1	0
	08/2023	JPY	403,370		$2,925	107	0
	08/2023	NZD	24		15	1	0
BPS	07/2023	AUD	74		49	0	0
	07/2023	PLN	159		39	0	(1)
	07/2023		$6,851	EUR	6,253	0	(28)
	07/2023		1,373	JPY	190,872	0	(50)
	08/2023	EUR	6,253		$6,861	28	0
	08/2023		$49	AUD	73	0	0
	08/2023		25	CNH	171	0	(1)
	08/2023		4	CNY	29	0	0
	08/2023		867	JPY	124,797	1	0
	08/2023		12	ZAR	217	0	0
BRC	07/2023	PLN	144		$34	0	(1)
	07/2023		$221	PLN	919	5	0
	08/2023		90	COP	384,291	1	0
	08/2023		14	ZAR	262	0	0
	09/2023		14	PEN	51	0	0
	10/2023	MXN	9,146		$488	0	(36)
CBK	07/2023	CAD	361		265	0	(8)
	07/2023	CLP	292,384		361	0	(3)
	07/2023		$89	GBP	70	0	0
	07/2023		88	PEN	322	1	0
	07/2023		10	PLN	39	0	0
	08/2023	JPY	224,630		$1,630	60	0
	08/2023	PEN	1,135		290	0	(21)
	08/2023		$8	AUD	12	0	0
	08/2023		363	CLP	297,033	5	0
GLM	07/2023		32	PLN	135	1	0
JPM	07/2023	JPY	64,864		$454	4	0
	08/2023		$20	CNH	137	0	(1)
	08/2023		0	HUF	88	0	0
	08/2023		454	JPY	64,589	0	(4)
	09/2023	PEN	932		$253	0	(2)
	09/2023		$35	INR	2,869	0	0
	09/2023		69	PEN	252	0	0
	10/2023		272	MXN	4,769	2	0
MBC	07/2023	GBP	1,192		$1,476	0	(38)
	08/2023	HUF	6,234		18	0	0
MYI	07/2023		$15	PLN	63	1	0
NGF	08/2023		31	CNH	210	0	(2)
RBC	08/2023		487	MXN	8,432	2	0
SCX	07/2023	AUD	151		$100	0	0
	08/2023		$100	AUD	151	0	0
	08/2023		9	CNH	65	0	(1)
	08/2023		12	CNY	81	0	(1)
	09/2023		22	INR	1,794	0	0
	09/2023		23	PEN	84	0	0
SOG	07/2023	EUR	6,253		$6,727	0	(97)
	07/2023	PLN	7,094		1,647	0	(97)
	07/2023		$223	AUD	341	4	0
	08/2023		8	CNY	55	0	0
SSB	07/2023		364	CLP	292,803	0	0
	08/2023	CLP	293,649		$364	0	0
	09/2023		$679	BRL	3,442	32	0
TOR	07/2023	AUD	186		$123	0	(1)
	07/2023		$118	AUD	181	2	0
	07/2023		272	CAD	361	0	(1)
	07/2023		1,426	GBP	1,122	0	(1)
	08/2023	CAD	360		$272	1	0
	08/2023	GBP	1,122		1,426	1	0
	08/2023		$123	AUD	186	1	0
UAG	07/2023	AUD	90		$59	0	(1)
	07/2023	PLN	191		47	0	0
	07/2023		$27	AUD	41	1	0
	07/2023		221	PLN	902	1	0
	08/2023		59	AUD	90	0	0
	08/2023	ZAR	394		$21	0	0

Total Forward Foreign Currency Contracts						$264	$(415)

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2023 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.060%	10/25/2023	300	$17	$76
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.134	09/15/2023	500	26	120
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.102	09/15/2023	500	27	125

Total Purchased Options							$70	$321

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	700	$(2)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	700	(2)	(10)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.000	10/25/2023	1,500	(17)	(135)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	300	(1)	(1)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	200	(1)	(1)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.985	09/15/2023	2,500	(26)	(232)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	200	(1)	(4)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	100	0	0
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	09/15/2023	2,500	(27)	(236)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	200	(1)	(1)

Total Written Options							$(104)	$(655)

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.401%	$300	$(5)	$8	$3	$0
FBF	AT&T, Inc.	1.000	Quarterly	06/20/2024	0.553	200	(1)	2	1	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.401	100	(1)	2	1	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.020	700	(31)	31	0	0

							$(38)	$43	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.7-1 Index «		(0.090)%	Monthly	08/25/2037	$50	$29	$(27)	$2	$0
GST	ABX.HE.AAA.7-1 Index «		(0.090)	Monthly	08/25/2037	150	85	(78)	7	0
MYC	ABX.HE.AAA.7-1 Index «		(0.090)	Monthly	08/25/2037	249	141	(130)	11	0

							$255	$(235)	$20	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	ABX.HE.AAA.6-2 Index «		0.110%	Monthly	05/25/2046	$7,292	$(1,891)	$1,600	$0	$(291)
MYC	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	600	(21)	19	0	(2)
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	400	(12)	11	0	(1)
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	400	(14)	12	0	(2)

							$(1,938)	$1,642	$0	$(296)

Total Swap Agreements							$(1,721)	$1,450	$25	$(296)

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$371	$0	$371
Corporate Bonds & Notes
Banking & Finance	0	15,850	0	15,850
Industrials	0	7,193	0	7,193
Utilities	0	980	0	980
Municipal Bonds & Notes
California	0	171	0	171
U.S. Government Agencies	0	16,787	0	16,787
U.S. Treasury Obligations	0	585	0	585
Non-Agency Mortgage-Backed Securities	0	2,327	43	2,370
Asset-Backed Securities	0	22,477	50	22,527
Sovereign Issues	0	1,396	0	1,396
Preferred Securities
Financials	0	91	0	91
Short-Term Instruments
Repurchase Agreements	0	24,617	0	24,617
Argentina Treasury Bills	0	5	0	5
Hungary Treasury Bills	0	1,026	0	1,026
Japan Treasury Bills	0	4,353	0	4,353

	$0	$98,229	$93	$98,322
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$152	$0	$0	$152

Total Investments	$152	$98,229	$93	$98,474

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,594)	$0	$(3,594)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	23	81	0	104
Over the counter	0	590	20	610

	$23	$671	$20	$714
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(169)	0	(171)
Over the counter	0	(1,075)	(291)	(1,366)

	$(2)	$(1,244)	$(291)	$(1,537)

Total Financial Derivative Instruments	$21	$(573)	$(271)	$(823)

Totals	$173	$94,062	$(178)	$94,057

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Moderate Duration Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Qatar National Bank QPSC 5.966% due 10/10/2023 «		$3,500	$3,500

Total Loan Participations and Assignments (Cost $3,493)			3,500

CORPORATE BONDS & NOTES 18.8%
BANKING & FINANCE 9.7%
Aviation Capital Group LLC 4.125% due 08/01/2025		3,300	3,084
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		956	807
Bank of America Corp. 4.587% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	3,300	3,593
Barclays PLC 5.304% due 08/09/2026 •		$3,800	3,708
BGC Partners, Inc. 5.375% due 07/24/2023		2,000	1,999
Cape Lookout Re Ltd. 10.278% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		1,200	1,137
Citizens Bank NA 5.284% due 01/26/2026 •		800	743
Credit Agricole SA 1.907% due 06/16/2026 •		3,200	2,948
Credit Suisse AG 4.750% due 08/09/2024		3,500	3,422
Crown Castle, Inc. 2.900% due 03/15/2027		3,700	3,389
Danske Bank AS 3.773% due 03/28/2025 •		3,500	3,422
Deutsche Bank AG 3.961% due 11/26/2025 •		5,000	4,770
Equinix, Inc. 1.550% due 03/15/2028		3,700	3,097
Ford Motor Credit Co. LLC 6.800% due 05/12/2028		2,600	2,605
GA Global Funding Trust 1.950% due 09/15/2028		3,800	3,188
GLP Capital LP 5.250% due 06/01/2025		2,600	2,549
Goldman Sachs Group, Inc. 6.491% (US0003M + 1.170%) due 05/15/2026 ~		1,700	1,721
HSBC Holdings PLC
6.254% due 03/09/2034 •		500	513
7.390% due 11/03/2028 •		3,900	4,120
ING Groep NV 6.533% (US0003M + 1.000%) due 10/02/2023 ~		3,300	3,304
Invitation Homes Operating Partnership LP 2.300% due 11/15/2028		4,000	3,405
JPMorgan Chase & Co. 6.163% (US0003M + 0.890%) due 07/23/2024 ~		800	801
Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	50	32
5.579% (BBSW3M + 1.400%) due 03/07/2025 ~		4,400	2,917
Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		$4,000	3,523
5.422% due 02/22/2029 •		2,100	2,090
Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		3,700	3,268
6.201% (US0003M + 0.990%) due 07/10/2024 ~		2,800	2,800
Morgan Stanley 4.210% due 04/20/2028 •		3,600	3,461
NatWest Group PLC 3.073% due 05/22/2028 •		200	180
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,800	3,226
6.153% (US0003M + 0.640%) due 03/08/2024 ~		4,300	4,269
Nomura Holdings, Inc. 1.851% due 07/16/2025		4,100	3,752
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		336	332

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Regency Centers LP 3.700% due 06/15/2030		3,700	3,312
RGA Global Funding 2.000% due 11/30/2026		3,900	3,461
Sanders Re Ltd. 17.018% (T-BILL 3MO + 11.750%) due 04/09/2029 ~		2,600	2,446
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		400	403
Societe Generale SA 1.792% due 06/09/2027 •		3,700	3,237
Standard Chartered PLC 1.822% due 11/23/2025 •		4,000	3,742
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		3,500	3,216
2.472% due 01/14/2029		4,000	3,415
Sun Communities Operating LP 2.300% due 11/01/2028		3,900	3,283
Synchrony Bank 5.400% due 08/22/2025		4,000	3,830
Tesco Property Finance PLC 5.661% due 10/13/2041	GBP	1,329	1,547
Truist Financial Corp. 6.047% due 06/08/2027		$2,200	2,202
UBS Group AG
3.869% due 01/12/2029 •		3,500	3,167
4.488% due 05/12/2026 •		3,800	3,676
6.442% due 08/11/2028 •		3,600	3,616
Wells Fargo & Co. 3.526% due 03/24/2028 •		3,500	3,270

			135,998

INDUSTRIALS 5.8%
American Airlines Pass-Through Trust 3.375% due 11/01/2028		240	216
American Honda Finance Corp. 5.000% due 05/23/2025		4,900	4,882
Amgen, Inc. 5.250% due 03/02/2033		3,800	3,807
Bayer U.S. Finance LLC 4.250% due 12/15/2025		4,100	3,957
Berry Global, Inc. 1.570% due 01/15/2026		3,600	3,248
Broadcom, Inc.
2.450% due 02/15/2031		1,368	1,113
3.137% due 11/15/2035		4,331	3,324
3.187% due 11/15/2036		175	132
3.419% due 04/15/2033		3,759	3,145
4.926% due 05/15/2037		525	475
Centene Corp. 2.625% due 08/01/2031		100	80
CGI, Inc. 1.450% due 09/14/2026		3,800	3,358
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026		843	817
Daimler Truck Finance North America LLC 5.841% (SOFRRATE + 0.750%) due 12/13/2024 ~		4,000	3,995
Expedia Group, Inc. 6.250% due 05/01/2025		1,362	1,367
Global Payments, Inc. 2.900% due 05/15/2030		3,500	2,970
Imperial Brands Finance PLC
3.125% due 07/26/2024		3,600	3,480
6.125% due 07/27/2027		3,500	3,509
NetApp, Inc. 1.875% due 06/22/2025		2,500	2,324
Oracle Corp. 2.875% due 03/25/2031 (d)		1,600	1,366
Pfizer Investment Enterprises Pte. Ltd.
4.650% due 05/19/2030		300	297
5.340% due 05/19/2063		800	810
Quanta Services, Inc. 0.950% due 10/01/2024		3,800	3,572
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025		2,600	2,375
Renesas Electronics Corp.
1.543% due 11/26/2024		4,000	3,740
2.170% due 11/25/2026		3,900	3,433
Sabine Pass Liquefaction LLC 4.200% due 03/15/2028		700	664
Southern Co. 1.750% due 03/15/2028		3,700	3,164
Suntory Holdings Ltd. 2.250% due 10/16/2024		4,300	4,085
T-Mobile USA, Inc. 5.050% due 07/15/2033		3,900	3,831

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Warnermedia Holdings, Inc. 3.528% due 03/15/2024	3,600	3,536
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025	2,100	1,995
Weyerhaeuser Co. 4.750% due 05/15/2026	2,300	2,261

		81,328

UTILITIES 3.3%
AEP Texas, Inc. 3.950% due 06/01/2028	1,800	1,691
AES Corp. 5.450% due 06/01/2028	1,250	1,228
Clearway Energy Operating LLC 3.750% due 02/15/2031	3,300	2,742
Dominion Energy, Inc. 2.250% due 08/15/2031	4,000	3,225
Duke Energy Florida LLC 2.400% due 12/15/2031	4,000	3,288
Enel Finance International NV
1.375% due 07/12/2026	4,000	3,533
4.625% due 06/15/2027	3,500	3,390
Entergy Corp. 1.900% due 06/15/2028	3,600	3,071
Eversource Energy 5.450% due 03/01/2028	1,500	1,511
Exelon Corp. 2.750% due 03/15/2027	4,000	3,663
Florida Power & Light Co. 4.400% due 05/15/2028	3,200	3,142
National Fuel Gas Co. 5.500% due 10/01/2026	600	585
Pacific Gas & Electric Co.
3.150% due 01/01/2026	1,400	1,300
3.500% due 06/15/2025	3,000	2,842
6.400% due 06/15/2033	5,900	5,872
Rio Oil Finance Trust 9.250% due 07/06/2024	186	188
Sigeco Securitization LLC 5.171% due 05/15/2043	1,900	1,893
Southern California Edison Co.
4.900% due 06/01/2026	1,200	1,184
5.875% due 12/01/2053	1,800	1,838

		46,186

Total Corporate Bonds & Notes (Cost $283,313)		263,512

U.S. GOVERNMENT AGENCIES 14.2%
Fannie Mae
2.348% due 01/25/2031 ~(a)	20,496	1,765
3.500% due 06/01/2052 - 05/01/2053	6,999	6,384
3.758% due 03/01/2034 •	3	3
3.855% due 10/01/2037 •	2	2
3.950% due 02/01/2037 •	2	2
3.956% due 02/01/2035 •	2	2
4.000% due 06/01/2052 - 04/01/2053	10,024	9,414
4.345% due 05/01/2038 •	539	546
4.521% due 06/01/2035 •	198	201
4.640% due 05/01/2037 •	4	4
4.812% due 12/25/2042 ~	61	58
4.831% due 06/01/2036 •	6	6
4.944% due 10/01/2044 •	9	9
5.000% due 01/01/2027 •	1	1
5.000% due 04/01/2053 - 05/01/2053	4,594	4,504
5.036% due 07/25/2037 •	83	81
6.500% due 03/01/2029 - 06/25/2044	9,640	9,799
7.000% due 09/01/2031	1	1
7.500% due 07/25/2041	2	2
Freddie Mac
0.800% due 10/28/2026	14,800	13,051
3.500% due 06/01/2052 - 04/01/2053	7,999	7,297
4.000% due 10/01/2047 - 02/01/2053	4,119	3,871
4.500% due 11/01/2029 - 07/01/2033	743	731
5.000% due 10/01/2033 - 06/01/2053	2,013	1,974
5.500% due 12/01/2033 - 07/01/2038	127	130
5.506% due 05/01/2035 •	9	9
5.693% due 10/15/2040 •	830	810
5.704% due 05/01/2037 •	6	6
5.793% due 12/15/2037 •	39	38
6.000% due 02/01/2033 - 11/01/2037	53	54
6.500% due 10/01/2036 - 07/25/2043	12	13
7.000% due 01/01/2033	3	3
8.500% due 04/15/2025	5	5

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Ginnie Mae
2.625% due 07/20/2034 •	9	9
2.875% due 06/20/2032 •	1	1
3.250% due 11/20/2034 •	1	1
3.500% due 10/15/2047	488	451
3.625% due 03/20/2028 •	19	18
4.000% due 06/20/2048	1,644	1,565
4.500% due 08/20/2048	930	909
4.517% due 08/20/2065 •	1,740	1,724
5.000% due 11/20/2049	303	303
5.283% due 06/20/2067 •	1,308	1,304
5.308% due 04/20/2065 •	958	952
5.750% due 08/20/2037	15	15
6.500% due 01/20/2034 - 08/20/2034	6	6
7.000% due 07/15/2031 - 12/15/2032	5	6
Ginnie Mae, TBA
4.000% due 08/01/2053	39,000	36,933
4.500% due 08/01/2053	10,600	10,236
5.000% due 08/01/2053	4,300	4,224
Tennessee Valley Authority 3.875% due 03/15/2028	6,500	6,398
U.S. Small Business Administration
4.750% due 07/01/2025	326	320
Uniform Mortgage-Backed Security
3.500% due 05/01/2049 - 02/01/2053	15,789	14,410
4.000% due 03/01/2029 - 04/01/2053	2,979	2,842
4.500% due 11/01/2024 - 02/01/2038	115	112
5.000% due 07/01/2029 - 04/01/2039	434	437
5.500% due 01/01/2025 - 07/01/2041	2,820	2,884
6.000% due 12/01/2023 - 10/01/2040	162	167
7.500% due 01/01/2031 - 08/01/2032	1	2
8.000% due 08/01/2031	1	1
Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2053	55,000	51,663

Total U.S. Government Agencies (Cost $202,686)		198,669

U.S. TREASURY OBLIGATIONS 10.4%
U.S. Treasury Bonds
1.375% due 11/15/2040	32,000	21,435
1.875% due 02/15/2041 (i)	4,000	2,908
3.250% due 05/15/2042	24,800	22,143
3.375% due 08/15/2042	78,200	71,018
4.000% due 11/15/2042	4,900	4,871
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2032	4,487	3,952
0.625% due 07/15/2032	12,739	11,716
U.S. Treasury Notes
1.750% due 06/30/2024 (g)(i)	9,000	8,681

Total U.S. Treasury Obligations (Cost $158,325)		146,724

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
Adjustable Rate Mortgage Trust 4.601% due 10/25/2035 ^~	8	8
Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~	2,974	2,488
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032	4,000	3,220
Banc of America Funding Trust
4.381% due 05/25/2035 ~	920	856
4.449% due 02/20/2036 ~	47	44
5.397% due 05/20/2035 •	282	282
Banc of America Mortgage Trust 4.173% due 02/25/2034 «~	14	13
BANK 3.071% due 08/15/2061	3,000	2,725
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	3	2
4.033% due 01/25/2035 ~	11	10
4.439% due 02/25/2034 ~	11	10
4.482% due 02/25/2033 «~	2	2
4.513% due 04/25/2033 «~	2	2
4.589% due 10/25/2036 ^«~	65	60
4.752% due 07/25/2034 ~	12	11
Bear Stearns ALT-A Trust
4.117% due 10/25/2035 ^~	806	683
4.195% due 05/25/2035 ~	389	367
4.202% due 09/25/2035 ^~	181	113
5.044% due 10/25/2033 «~	3	2
Chase Mortgage Finance Trust
4.086% due 03/25/2037 ^~	230	214
4.725% due 02/25/2037 ~	50	47
Citigroup Mortgage Loan Trust
4.321% due 03/25/2034 ~	13	12
6.080% due 09/25/2035 •	417	419

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

CitiMortgage Alternative Loan Trust 5.800% due 12/25/2036 •		975	784
Countrywide Alternative Loan Trust
4.976% due 12/25/2035 •		22	19
5.690% due 08/25/2035 •		1,999	1,070
Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 11/25/2034 ~		166	151
3.864% due 02/20/2035 ~		41	41
4.241% due 03/25/2034 «~		283	254
5.730% due 04/25/2035 «•		21	19
Credit Suisse First Boston Mortgage Securities Corp. 5.449% due 03/25/2032 ~		6	6
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.550% due 06/25/2037 •		3,350	2,948
Eurohome UK Mortgages PLC 5.137% due 06/15/2044 •	GBP	508	620
Eurosail PLC 5.140% due 03/13/2045 •		899	1,128
Extended Stay America Trust 6.274% due 07/15/2038 •		$3,855	3,783
GS Mortgage Securities Corp. Trust
6.079% due 11/15/2036 •		3,000	2,931
8.547% due 08/15/2039 •		3,500	3,504
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~		3,322	2,691
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		3,779	3,191
GSR Mortgage Loan Trust
4.070% due 09/25/2035 ~		182	172
4.662% due 09/25/2035 ~		8	8
IndyMac Adjustable Rate Mortgage Trust 3.686% due 01/25/2032 «~		11	10
IndyMac INDX Mortgage Loan Trust 5.650% due 02/25/2037 •		4,840	3,105
InTown Mortgage Trust 7.636% due 08/15/2039 •		3,400	3,407
JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~		3,500	3,085
6.243% due 02/15/2035 •		2,646	2,609
6.309% due 11/15/2038 •		4,000	3,918
6.643% due 12/15/2031 •		1,460	1,302
JP Morgan Mortgage Trust 3.849% due 02/25/2034 «~		8	7
Legacy Mortgage Asset Trust 5.882% due 10/25/2059 þ		2,582	2,540
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		82	63
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.053% due 08/15/2032 •		23	21
Morgan Stanley Mortgage Loan Trust 6.115% due 06/25/2036 ~		36	35
MortgageIT Mortgage Loan Trust 5.710% due 10/25/2035 •		123	121
Natixis Commercial Mortgage Securities Trust 6.971% due 03/15/2035 •		3,436	3,373
NYO Commercial Mortgage Trust 6.356% due 11/15/2038 •		4,000	3,643
OBX Trust 3.000% due 01/25/2052 ~		3,607	3,045
One New York Plaza Trust 6.143% due 01/15/2036 •		3,000	2,847
Prime Mortgage Trust 5.550% due 02/25/2034 •		16	15
Residential Funding Mortgage Securities, Inc. Trust
4.149% due 09/25/2035 ^~		138	89
4.715% due 09/25/2035 ~		218	147
Resloc UK PLC 5.161% due 12/15/2043 •	GBP	738	902
Ripon Mortgages PLC 5.491% due 08/28/2056 •		6,502	8,228
SFO Commercial Mortgage Trust 6.343% due 05/15/2038 •		$4,200	3,685
Structured Adjustable Rate Mortgage Loan Trust
3.635% due 02/25/2037 ^~		986	682
5.578% due 07/25/2034 ~		51	49
Structured Asset Mortgage Investments Trust
5.550% due 08/25/2036 •		32	34
5.646% due 07/19/2035 •		172	165
5.986% due 10/19/2033 •		11	10
6.000% due 05/25/2047 •		4,109	3,368
Towd Point Mortgage Funding
5.523% due 10/20/2051	GBP	2,956	3,760
5.837% due 05/20/2045		5,832	7,385
5.841% due 07/20/2045 •		3,937	5,003
UWM Mortgage Trust
2.500% due 11/25/2051 ~		$3,559	2,874

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

3.000% due 01/25/2052 ~		3,626	3,062
WaMu Mortgage Pass-Through Certificates Trust
3.435% due 12/25/2036 ^~		732	639
3.753% due 02/25/2037 ^~		679	621
5.730% due 10/25/2045 •		88	84
Wells Fargo Alternative Loan Trust 6.000% due 06/25/2037 ^		1,687	1,517
Wells Fargo Commercial Mortgage Trust 3.874% due 06/15/2036 ~		3,500	2,980

Total Non-Agency Mortgage-Backed Securities (Cost $120,150)			113,340

ASSET-BACKED SECURITIES 14.1%
Arbor Realty Commercial Real Estate Notes Ltd. 6.543% due 11/15/2036 •		4,500	4,414
Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		2,700	2,662
5.780% due 04/20/2028		2,600	2,581
BDS Ltd. 6.876% due 03/19/2039 •		3,500	3,462
BMW Canada Auto Trust 5.430% due 01/20/2026	CAD	1,800	1,356
BPCRE Holder LLC 7.491% due 01/16/2037 •		$3,600	3,582
BSPDF Issuer Ltd. 6.393% due 10/15/2036 •		4,000	3,865
Capital One Multi-Asset Execution Trust 5.773% due 07/15/2027 •		3,500	3,506
Catamaran CLO Ltd. 6.373% due 04/22/2030 •		4,146	4,121
CIT Mortgage Loan Trust 6.500% due 10/25/2037 •		172	172
Citibank Credit Card Issuance Trust
5.774% due 04/22/2026 •		1,700	1,703
5.801% due 08/07/2027 •		1,800	1,805
Citigroup Mortgage Loan Trust 5.470% due 12/25/2036 •		307	173
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 6.095% due 10/25/2034 •		1,453	1,374
Citizens Auto Receivables Trust 5.840% due 01/18/2028		5,100	5,089
CLNC Ltd. 6.455% due 08/20/2035 •		97	96
Countrywide Asset-Backed Certificates Trust
5.290% due 06/25/2035 •		269	234
5.430% due 03/25/2037 •		119	114
5.670% due 12/25/2036 ^•		732	686
5.750% due 06/25/2036 •		1,771	1,754
Discover Card Execution Note Trust 5.793% due 12/15/2026 •		3,500	3,502
DLLMT LLC 5.780% due 11/20/2025		1,700	1,690
Enterprise Fleet Financing LLC 4.380% due 07/20/2029		3,427	3,355
First Franklin Mortgage Loan Trust 5.460% due 10/25/2036 •		5,800	4,658
Flagship Credit Auto Trust 4.030% due 12/15/2026		3,500	3,425
Ford Credit Auto Owner Trust 5.787% due 03/15/2026 •		4,350	4,362
Fortress Credit Investments Ltd. 6.917% due 02/23/2039 •		3,700	3,573
Fremont Home Loan Trust
5.690% due 02/25/2036 •		1,000	852
5.940% due 12/25/2029 «•		23	21
GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		679	674
3.550% due 01/15/2026		1,755	1,737
4.590% due 05/15/2026		2,362	2,343
GM Financial Automobile Leasing Trust 5.886% due 10/20/2025		3,000	3,008
GM Financial Consumer Automobile Receivables Trust 5.100% due 05/18/2026		2,400	2,388
GM Financial Revolving Receivables Trust 5.120% due 04/11/2035		2,600	2,574
GMF Canada Leasing Trust 5.458% due 04/21/2025	CAD	2,600	1,990
GMF Floorplan Owner Revolving Trust 5.340% due 06/17/2030		$5,100	5,089
GPMT Ltd. 6.498% due 12/15/2036 •		3,900	3,768
GSAMP Trust
5.735% due 01/25/2036 •		593	603
5.900% due 01/25/2034 •		1,679	1,598
6.800% due 10/25/2034 «•		16	15

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

HERA Commercial Mortgage Ltd. 6.207% due 02/18/2038 •		3,801	3,669
Honda Auto Receivables Owner Trust 4.930% due 11/15/2027		3,000	2,983
HPEFS Equipment Trust 3.150% due 09/20/2029		2,307	2,287
Hyundai Auto Lease Securitization Trust 4.340% due 01/15/2025		1,604	1,594
Hyundai Auto Receivables Trust 5.190% due 12/15/2025		3,500	3,487
JP Morgan Mortgage Acquisition Trust 5.410% due 06/25/2037 •		1,134	1,128
Lendmark Funding Trust 1.900% due 11/20/2031		3,800	3,284
LoanCore Issuer Ltd. 5.981% due 07/15/2035 •		1,235	1,209
Man GLG Euro CLO DAC 4.216% due 12/15/2031 •	EUR	2,997	3,211
Mariner Finance Issuance Trust 1.860% due 03/20/2036		$4,000	3,516
MASTR Specialized Loan Trust
5.520% due 01/25/2037 •		247	100
5.670% due 02/25/2036 •		218	208
5.670% due 06/25/2046 •		276	262
MF1 LLC 7.226% due 06/19/2037 •		3,500	3,490
MF1 Ltd.
6.237% due 10/16/2036 •		3,800	3,710
6.316% due 07/16/2036 •		3,500	3,418
MF1 Multifamily Housing Mortgage Loan Trust 6.111% due 07/15/2036 •		1,117	1,101
Morgan Stanley ABS Capital, Inc. Trust 6.080% due 11/25/2034 •		396	386
Morgan Stanley Capital, Inc. Trust 5.510% due 03/25/2036 •		32	26
Nissan Auto Lease Trust 5.610% due 11/15/2027		3,150	3,155
Octane Receivables Trust 5.880% due 06/20/2031		4,200	4,176
Ownit Mortgage Loan Trust 6.050% due 10/25/2036 ^•		3,119	2,917
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.950% due 12/25/2034 •		1,352	1,330
PFP Ltd.
6.043% due 04/14/2038 •		138	136
7.376% due 08/19/2035 •		3,400	3,405
Ready Capital Mortgage Financing LLC 6.717% due 01/25/2037 •		3,532	3,485
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		927	264
Residential Asset Mortgage Products Trust
5.590% due 12/25/2035 •		341	304
5.690% due 02/25/2036 •		1,000	942
Residential Asset Securities Corp. Trust
5.390% due 10/25/2036 •		1,239	1,190
5.765% due 03/25/2036 •		3,900	3,626
Santander Drive Auto Receivables Trust
3.980% due 01/15/2025		851	850
4.050% due 07/15/2025		624	624
4.370% due 05/15/2025		1,688	1,686
5.870% due 03/16/2026		3,400	3,397
SFS Auto Receivables Securitization Trust 5.890% due 03/22/2027		1,500	1,499
Sound Point CLO Ltd. 6.300% due 10/20/2028 •		755	755
Soundview Home Loan Trust 5.825% due 06/25/2035 •		355	342
Starwood Commercial Mortgage Trust 6.296% due 07/15/2038 •		1,878	1,862
Starwood Mortgage Trust 6.417% due 11/15/2038 •		3,800	3,692
Stonepeak ABS 2.301% due 02/28/2033		2,744	2,485
Structured Asset Investment Loan Trust 6.050% due 05/25/2035 •		1,728	1,681
Structured Asset Securities Corp. Mortgage Loan Trust
5.570% due 02/25/2037 •		981	950
6.155% due 11/25/2035 •		500	491
Sunrun Demeter Issuer 2.270% due 01/30/2057		3,613	2,893
TIAA CLO Ltd. 6.410% due 01/16/2031 •		3,566	3,524
Towd Point HE Trust 0.918% due 02/25/2063 ~		1,216	1,136
Venture CLO Ltd.
6.300% due 07/20/2030 •		3,373	3,341

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

6.320% due 07/15/2031 •		4,400	4,344
Veros Auto Receivables Trust 7.120% due 11/15/2028		2,350	2,346
Wellfleet CLO Ltd. 6.140% due 04/20/2029 •		1,871	1,869

Total Asset-Backed Securities (Cost $200,219)			197,740

SOVEREIGN ISSUES 2.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		1,600	1,580
Israel Government International Bond 2.750% due 07/03/2030		4,100	3,627
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		5,300	5,271
Mexico Government International Bond 6.338% due 05/04/2053		1,400	1,430
Peru Government International Bond 5.940% due 02/12/2029	PEN	100	27
Provincia de Buenos Aires 88.734% due 04/12/2025	ARS	4,288	8
Romania Government International Bond
2.000% due 01/28/2032	EUR	4,000	3,211
3.624% due 05/26/2030		3,400	3,258
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	219,000	12,084

Total Sovereign Issues (Cost $34,227)			30,496

SHORT-TERM INSTRUMENTS 61.1%
COMMERCIAL PAPER 6.1%
Ameren Corp. 5.400% due 07/21/2023		$3,950	3,938
American Electric Power Co., Inc. 5.430% due 07/10/2023		2,000	1,997
Becton Dickinson & Co. 5.390% due 07/10/2023		1,700	1,698
Consolidated Edison Co. of New York, Inc. 5.430% due 07/25/2023		2,450	2,441
Constellation Brands, Inc. 5.590% due 07/03/2023		2,100	2,099
Constellation Energy Corp. 5.300% due 07/13/2023		1,200	1,197
Crown Castle, Inc. 5.890% due 07/05/2023		750	749
Dominion Resources, Inc. 5.490% due 07/10/2023		3,300	3,295
Electricite de France SA 5.510% due 08/03/2023		4,600	4,576
Enbridge (US), Inc.
5.400% due 07/12/2023		7,400	7,387
5.450% due 07/03/2023		900	900
5.450% due 07/05/2023		800	799
Entergy Corp.
5.380% due 07/14/2023		1,400	1,397
5.450% due 07/20/2023		1,600	1,595
Haleon UK Capital PLC
5.500% due 08/07/2023 (b)		2,000	1,989
5.520% due 07/19/2023		1,250	1,246
Humana, Inc.
5.450% due 07/13/2023		1,600	1,597
5.500% due 08/01/2023		1,050	1,045
5.510% due 08/02/2023		1,400	1,393
L3Harris Technologies, Inc. 5.530% due 07/17/2023		2,100	2,095
LSEGA Financing PLC 5.430% due 07/25/2023		4,075	4,059
Mondelez International, Inc.
5.370% due 07/25/2023		2,650	2,640
5.400% due 07/19/2023		700	698
5.430% due 07/14/2023		1,800	1,796
NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023		2,300	2,294
Northrop Grumman Corp. 5.600% due 08/22/2023		3,500	3,472
Parker-Hannifin Corp. 5.400% due 07/18/2023		900	898
Raytheon Technologies Corp. 5.450% due 07/12/2023		4,800	4,791
Republic Services, Inc. 5.250% due 07/05/2023		4,500	4,497
Sempra Energy 5.400% due 07/05/2023		1,050	1,049

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Thomson Reuters Corp.
5.470% due 07/12/2023	1,900	1,897
5.500% due 07/18/2023	1,000	997
5.500% due 07/19/2023	3,000	2,992
VW Credit, Inc.
5.400% due 07/21/2023	1,400	1,396
5.400% due 07/24/2023	1,000	996
5.400% due 07/26/2023	2,950	2,938
Walgreens Boots Alliance, Inc.
5.850% due 07/10/2023 (b)	2,000	1,997
6.000% due 07/06/2023	3,100	3,097

		85,937

REPURCHASE AGREEMENTS (e) 55.0%		771,178

Total Short-Term Instruments (Cost $857,152)		857,115

Total Investments in Securities (Cost $1,859,565)		1,811,096

	SHARES
INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.5%
PIMCO Short Asset Portfolio	2,239,897	21,582
PIMCO Short-Term Floating NAV Portfolio III	19,988	194

Total Short-Term Instruments (Cost $22,518)		21,776

Total Investments in Affiliates (Cost $22,518)		21,776

Total Investments 130.6% (Cost $1,882,083)		$1,832,872
Financial Derivative Instruments (f)(h) (0.3)%(Cost or Premiums, net $4,022)		(4,178)
Other Assets and Liabilities, net (30.3)%		(425,311)

Net Assets 100.0%		$1,403,383

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Principal amount of security is adjusted for inflation.
(d)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Oracle Corp.				2.875%	03/25/2031	06/22/2023		$1,362	$1,366	0.10%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.120%	06/30/2023	07/03/2023	$344,900	U.S. Treasury Notes 3.250% due 06/30/2029			$(352,089)	$344,900	$345,047
DEU	5.150	06/30/2023	07/03/2023	11,600	U.S. Treasury Bonds 2.750% due 08/15/2047			(12,018)	11,600	11,605
FICC	2.400	06/30/2023	07/03/2023	2,578	U.S. Treasury Notes 4.625% due 06/30/2025			(2,630)	2,578	2,578
NOM	5.050	07/03/2023	07/05/2023	354,100	U.S. Treasury Bonds 1.250% - 3.000% due 02/15/2049 - 05/15/2050			(362,517)	354,100	354,100
SAL	5.130	06/30/2023	07/03/2023	58,000	U.S. Treasury Notes 0.250% due 07/31/2025			(59,217)	58,000	58,025

Total Repurchase Agreements								$(788,471)	$771,178	$771,355

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.1)%
Uniform Mortgage-Backed Security, TBA						2.500%	08/01/2053	$43,300	$(36,966)	$(36,778)
Uniform Mortgage-Backed Security, TBA						4.500	08/01/2053	21,200	(20,495)	(20,393)

Total Short Sales (4.1)%									$(57,461)	$(57,171)

(1)								Includes accrued interest.
(f)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures					$96.750	12/15/2023	344	$860	$(410)	$(1,824)

Total Written Options									$(410)	$(1,824)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	27	$6,388	$(64)	$2	$0
U.S. Treasury 2-Year Note September Futures	09/2023	1,434	291,595	(4,129)	0	(45)
U.S. Treasury 5-Year Note September Futures	09/2023	3,027	324,173	(5,805)	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	1,627	182,656	(2,653)	229	0

$(12,651)	$231	$(45)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2023	43	$(44,268)	$(157)	$33	$(18)
U.S. Treasury Long-Term Bond September Futures	09/2023	105	(13,325)	27	0	(79)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	659	(78,050)	880	0	(195)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	299	(40,729)	(424)	0	(374)

$326	$33	$(666)

Total Futures Contracts	$(12,325)	$264	$(711)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2027	0.789%	$3,500	$(149)	$177	$28	$3	$0
General Electric Co.	1.000	Quarterly	12/20/2023	0.276	1,900	(86)	93	7	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.348	1,200	(2)	10	8	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.420	600	(10)	15	5	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.576	2,700	23	10	33	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	3,200	43	(6)	37	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	1.301	550	105	(40)	65	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	710	86	15	101	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.903	200	(4)	5	1	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954	2,700	1	5	6	7	0

$7	$284	$291	$12	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380%	Semi-Annual	06/18/2028	JPY	2,460,000	$107	$(42)	$65	$0	$(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	85,900	9	(1)	8	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038	150,000	0	11	11	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038	230,000	1	21	22	4	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038	80,500	4	7	11	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	2,329,000	658	556	1,214	50	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042	148,000	0	49	49	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	1,080,000	14	453	467	40	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	$12,100	(42)	(1,019)	(1,061)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	25,300	(96)	(1,720)	(1,816)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	7,300	(38)	(381)	(419)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	5,200	(11)	(44)	(55)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	3,000	(11)	(50)	(61)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	5,500	(19)	(137)	(156)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	5,400	(20)	(48)	(68)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	600	(2)	(6)	(8)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	8,200	(37)	(146)	(183)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048	16,900	0	2,079	2,079	0	(136)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	27,500	5,367	2,416	7,783	0	(237)

$5,884	$1,998	$7,882	$142	$(381)

Total Swap Agreements	$5,891	$2,282	$8,173	$154	$(382)

(g)	Securities with an aggregate market value of $3,667 and cash of $28,531 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	08/2023	AUD	5,433	$3,673	$49	$0
08/2023	ZAR	121	6	0	0
BPS	08/2023	$65	ZAR	1,202	0	(1)
08/2023	ZAR	98,379	$5,359	153	0
10/2023	60,921	3,274	71	0
BRC	07/2023	PEN	19,071	5,234	1	(22)
07/2023	$2,606	PEN	9,535	22	0
08/2023	GBP	996	$1,250	0	(15)
08/2023	$417	JPY	55,174	0	(32)
08/2023	79	ZAR	1,454	0	(2)
09/2023	ILS	24	$7	0	0
CBK	07/2023	PEN	9,535	2,349	0	(280)
07/2023	$2,629	PEN	9,535	0	(1)
08/2023	CNH	140	$20	1	0
08/2023	JPY	168,700	1,240	64	0
08/2023	$292	PEN	1,142	21	0
DUB	07/2023	BRL	5,586	$1,159	0	(8)
07/2023	$1,031	BRL	5,586	136	0
08/2023	ZAR	200	$11	0	0
GLM	07/2023	BRL	5,603	1,161	0	(10)
07/2023	$1,163	BRL	5,603	7	0
09/2023	1,160	5,665	10	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

10/2023	ZAR	26,756	$1,426	20	0
JPM	08/2023	GBP	10,990	13,920	0	(41)
08/2023	$1,172	GBP	945	29	0
08/2023	633	ZAR	11,585	0	(20)
09/2023	ILS	23	$7	0	0
09/2023	$676	PEN	2,487	6	0
MBC	07/2023	CAD	4,304	$3,218	0	(31)
08/2023	EUR	12,362	13,641	124	0
MYI	08/2023	$5,945	JPY	790,072	0	(435)
RBC	08/2023	GBP	2,124	$2,684	0	(15)
08/2023	MXN	436	25	0	0
SCX	08/2023	CNH	780	114	6	0
SSB	07/2023	$2,614	PEN	9,535	13	0
08/2023	PEN	9,535	$2,611	0	(11)
TOR	07/2023	$3,253	CAD	4,304	1	(5)
08/2023	CAD	4,303	$3,253	5	(1)
08/2023	$2,744	JPY	363,876	0	(206)
UAG	08/2023	GBP	9,627	$12,168	0	(61)
08/2023	ZAR	41,968	2,185	0	(35)

Total Forward Foreign Currency Contracts	$739	$(1,232)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	1,900	$(7)	$(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	1,900	(7)	(6)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	2,200	(14)	(6)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	2,200	(14)	(2)
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,900	(4)	(4)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,900	(4)	(7)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	2,300	(8)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	2,300	(7)	(11)
FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	08/31/2023	5,700	(42)	(8)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	08/31/2023	5,700	(42)	(58)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	2,100	(15)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	2,100	(15)	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	3,100	(22)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	3,100	(22)	(59)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	7,800	(54)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	7,800	(54)	(146)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	10,600	(83)	(13)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	10,600	(83)	(194)
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,100	(3)	(2)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,100	(3)	(4)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	2,700	(10)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	2,700	(10)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	700	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	700	(2)	(3)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	11,800	(77)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	11,800	(77)	(235)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	2,500	(8)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	2,500	(8)	(10)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Total Written Options								$(697)		$(793)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	1.020%	$2,700	$(113)	$114	$1	$0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	2,700	(153)	71	0	(82)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	3,000	(267)	135	0	(132)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	5,100	(229)	49	0	(180)

Total Swap Agreements							$(762)	$369	$1	$(394)

(i)

Securities with an aggregate market value of $1,488 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3		Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments					$0	$0		$3,500	$3,500
Corporate Bonds & Notes
Banking & Finance					0	135,998		0	135,998
Industrials					0	81,328		0	81,328
Utilities					0	46,186		0	46,186
U.S. Government Agencies					0	198,669		0	198,669
U.S. Treasury Obligations					0	146,724		0	146,724
Non-Agency Mortgage-Backed Securities					0	112,969		371	113,340
Asset-Backed Securities					0	197,704		36	197,740
Sovereign Issues					0	30,496		0	30,496
Short-Term Instruments
Commercial Paper					1,989	83,948		0	85,937
Repurchase Agreements					0	771,178		0	771,178

					$1,989	$1,805,200		$3,907	$1,811,096
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$21,776	$0		$0	$21,776

Total Investments					$23,765	$1,805,200		$3,907	$1,832,872

Short Sales, at Value - Liabilities
U.S. Government Agencies					$0	$(57,171)		$0	$(57,171)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					33	385		0	418
Over the counter					0	740		0	740

					$33	$1,125		$0	$1,158
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(18)	(2,899)		0	(2,917)
Over the counter					0	(2,419)		0	(2,419)

					$(18)	$(5,318)		$0	$(5,336)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Total Financial Derivative Instruments	$15	$(4,193)	$0	$(4,178)

Totals	$23,780	$1,743,836	$3,907	$1,771,523

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 226.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	$972	$854

Total Loan Participations and Assignments (Cost $961)		854

CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
5.852% (US0003M + 0.300%) due 03/22/2037 ~	245	215
5.852% (US0003M + 0.300%) due 09/22/2037 ~	2,460	2,006
5.902% (US0003M + 0.350%) due 03/22/2038 ~	1,257	1,144
5.932% (US0003M + 0.380%) due 09/23/2035 ~	79	78
6.132% (US0003M + 0.580%) due 03/23/2035 ~	4,000	3,460

		6,903

INDUSTRIALS 0.0%
GlaxoSmithKline Capital, Inc. 3.625% due 05/15/2025	1,600	1,556
Times Square Hotel Trust 8.528% due 08/01/2026	1,483	1,467

		3,023

UTILITIES 0.2%
PG&E Wildfire Recovery Funding LLC
4.263% due 06/01/2038	600	572
4.451% due 12/01/2049	12,000	10,956

		11,528

Total Corporate Bonds & Notes (Cost $21,680)		21,454

U.S. GOVERNMENT AGENCIES 156.2%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)(f)	12,724	9,382
0.000% due 01/25/2033 - 05/25/2051 •	41,008	29,504
0.000% due 06/25/2043 - 02/25/2052 •(a)	874,771	12,714
0.000% due 07/25/2044 - 02/25/2062 ~(a)	101,223	5,184
0.200% due 02/25/2043 •(a)	3,777	26
0.269% due 01/25/2044 ~(a)	1,169	10
0.450% due 06/25/2044 •(a)	3,214	224
0.573% due 08/25/2033 •	426	372
0.787% due 01/25/2041 •	2,921	2,678
0.800% due 10/25/2043 - 01/25/2050 •(a)	13,792	1,729
0.810% due 12/25/2036 •(a)	343	20
0.850% due 05/25/2046 - 11/25/2049 •(a)	83,698	9,045
0.870% due 09/25/2049 •(a)	4,464	356
0.900% due 10/25/2042 - 07/25/2059 •(a)	67,504	7,201
0.942% due 10/25/2046 ~(a)	6,424	131
0.950% due 06/25/2037 - 07/25/2050 •(a)	60,881	6,602
1.000% due 09/25/2041 - 01/25/2049 •(a)	29,433	2,974
1.050% due 11/25/2044 - 05/25/2048 •(a)	27,707	3,198
1.050% due 05/25/2048 •	6,388	5,113
1.062% due 06/25/2048 ~	2,209	211
1.100% due 08/25/2041 - 02/25/2043 •(a)	16,884	1,188
1.280% due 03/25/2042 •(a)	904	117
1.312% due 09/25/2037 •(a)	1,802	87
1.450% due 09/25/2040 - 09/25/2042 •(a)	4,841	544
1.500% due 05/25/2036 •(a)	798	81
1.550% due 10/25/2026 - 08/25/2040 •(a)	743	12
1.600% due 09/25/2039 •(a)	60	6
1.650% due 12/25/2032 - 11/25/2036 •(a)	1,817	164
1.750% due 04/25/2038 •(a)	352	31
1.950% due 10/25/2034 •(a)	688	36
2.000% due 12/25/2042	90	54
2.000% due 11/25/2050 (a)	29,694	3,402
2.100% due 01/01/2047 •	108	99
2.348% due 01/25/2031 ~(a)	9,839	847
2.359% due 03/25/2040 •	80	76
2.500% due 12/25/2027 - 09/25/2051 (a)	243,460	35,593

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

2.540% due 08/01/2026	10,774	10,021
2.550% due 08/25/2034 •(a)	305	19
3.000% due 11/25/2027 - 11/25/2051 (a)	163,407	23,700
3.000% due 06/25/2033 - 05/01/2058	25,488	22,470
3.000% due 02/01/2057 - 07/01/2060 (j)	79,370	69,289
3.289% due 05/01/2047 •	623	591
3.430% due 03/01/2033	996	908
3.500% due 10/25/2027 - 05/25/2051 (a)	195,577	33,602
3.500% due 05/25/2042 - 10/25/2042	871	782
3.523% due 08/01/2049 •	2,816	2,785
3.575% due 02/01/2026	12,198	11,613
3.664% due 12/01/2034 •	123	121
3.668% due 12/01/2048 •	1,098	1,097
3.711% due 09/25/2024 •	1	1
3.725% due 06/01/2048 •	136	129
3.750% due 05/25/2033 - 01/25/2044	29	27
3.780% due 09/01/2043 •	1,400	1,383
3.975% due 06/01/2048 •	114	108
3.986% due 08/25/2043 ~	20	20
4.000% due 01/25/2033 - 09/25/2051 (a)	116,041	23,028
4.000% due 06/01/2033 - 05/25/2050	10,224	9,422
4.090% due 05/25/2042 ~	19	18
4.140% due 04/01/2028	10,571	10,320
4.231% due 01/01/2035 •	113	112
4.319% due 01/01/2035 •	305	310
4.320% due 06/01/2028	5,602	5,517
4.374% due 02/01/2028	24,998	24,378
4.385% due 04/01/2033	11,208	11,137
4.440% due 06/01/2033	12,320	12,313
4.490% due 10/01/2030 - 05/01/2033	13,652	13,655
4.500% due 06/01/2030 - 04/01/2059	32,079	31,884
4.500% due 11/25/2044 - 07/25/2050 (a)	8,220	1,453
4.530% due 06/01/2033	3,261	3,272
4.533% due 06/01/2035 •	16	16
4.550% due 05/01/2028	1,272	1,264
4.560% due 12/01/2029	5,070	5,056
4.590% due 06/01/2033	24,223	24,489
4.700% due 04/01/2033	18,493	18,613
4.740% due 05/01/2033	2,198	2,232
4.918% due 12/25/2036 •	42	39
5.000% due 11/01/2033 - 06/01/2053	17,622	17,465
5.450% due 12/25/2047 •	41,503	40,121
5.500% due 02/25/2029 (a)	4	0
5.500% due 01/25/2032 ~(a)	95	10
5.500% due 12/25/2034 - 11/01/2036	1,621	1,629
5.595% due 02/25/2037 •	173	169
5.990% due 04/25/2048 •	1,231	1,228
6.000% due 04/25/2032 - 02/25/2033 (a)	182	27
6.000% due 02/25/2034	84	85
6.000% due 07/25/2038 •	90	90
6.300% due 06/25/2031 ~	14	14
6.500% due 04/25/2038 (a)	220	63
7.000% due 12/25/2023 - 03/25/2049	70	74
Fannie Mae, TBA
4.500% due 08/01/2038	184,000	180,406
5.500% due 09/01/2053	66,900	66,571
6.000% due 08/01/2053	832,430	839,649
6.500% due 07/01/2053 - 08/01/2053	1,469,600	1,500,188
Freddie Mac
0.000% due 07/15/2023 - 08/15/2057 (b)(f)	14,762	11,617
0.000% due 01/15/2033 - 12/15/2048 •	24,399	17,680
0.000% due 08/15/2036 - 08/15/2047 ~(a)	36,726	1,884
0.000% due 08/15/2040 - 03/25/2052 •(a)	184,897	5,887
0.697% due 09/15/2043 •(a)	8,923	797
0.727% due 07/25/2024 ~(a)	112,871	471
0.807% due 10/15/2036 - 08/15/2042 •(a)	20,574	2,103
0.850% due 04/25/2048 - 11/25/2049 •(a)	21,860	2,592
0.857% due 08/15/2041 - 09/15/2044 •(a)	7,495	696
0.900% due 04/25/2049 - 06/25/2050 •(a)	73,841	8,158
0.907% due 12/15/2042 - 02/15/2044 •(a)	8,941	985
0.950% due 06/25/2050 - 08/25/2050 •(a)	40,254	4,533
0.957% due 08/15/2025 - 10/15/2048 •(a)	29,806	3,020
1.000% due 05/25/2050 - 06/25/2050 •(a)	27,242	3,086
1.007% due 01/15/2033 - 06/15/2048 •(a)	19,075	1,497
1.050% due 07/25/2050 •(a)	26,882	3,820
1.052% due 04/25/2034 ~(a)	133,821	8,548
1.233% due 12/25/2050 •(a)	7,711	1,064
1.237% due 02/15/2037 •(a)	406	35
1.257% due 04/15/2032 •(a)	1,244	52
1.407% due 01/15/2041 •(a)	301	23
1.457% due 02/15/2032 - 03/15/2035 •(a)	557	18
1.507% due 09/15/2026 - 07/15/2042 •(a)	1,538	168
1.557% due 03/15/2037 •(a)	470	36
2.000% due 04/25/2031 - 01/25/2051 (a)	172,209	20,881
2.500% due 09/15/2027 - 10/15/2052 (a)	203,603	28,623
2.596% due 09/17/2032 •	7	7

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

2.613% due 05/15/2033 •	3	3
2.807% due 06/15/2031 •(a)	83	6
3.000% due 04/15/2027 - 06/25/2051 (a)	257,305	38,689
3.000% due 05/15/2034 ~(a)	469	31
3.000% due 09/25/2045 - 12/25/2046	2,842	2,474
3.103% due 10/25/2046 ~	1,287	1,224
3.204% due 10/15/2033 •	143	133
3.314% due 12/15/2027 ~(a)	505	24
3.500% due 01/01/2038 - 04/15/2054	17,530	15,343
3.500% due 02/25/2041 - 08/25/2051 (a)	147,268	24,493
3.500% due 10/15/2047 ~(a)	828	157
3.549% due 05/15/2033 •	8	7
3.554% due 09/25/2024 ~	13,400	12,161
4.000% due 02/15/2031 - 06/01/2048	39,450	37,684
4.000% due 03/15/2042 - 06/25/2051 (a)	142,568	28,763
4.000% due 05/15/2049 ~(a)	503	76
4.269% due 10/15/2038 •	2,771	2,687
4.419% due 12/25/2047 ~	228	227
4.424% due 11/15/2034 •	6	6
4.500% due 08/01/2030 - 06/01/2048	2,777	2,733
4.500% due 07/15/2042 - 12/25/2050 (a)	38,275	6,964
4.977% due 12/15/2023 •(a)	15	0
5.000% due 09/15/2046 ~(a)	761	135
5.000% due 05/25/2048 (a)	5,288	876
5.000% due 03/01/2049 (j)	19,738	19,694
5.220% due 12/25/2036 •	21,189	16,830
5.500% due 02/15/2033 - 01/01/2038	771	779
5.500% due 05/15/2041 •	25	26
5.763% due 10/15/2023 •	1	1
6.000% due 07/15/2035	584	644
6.000% due 03/15/2044 (a)	523	109
7.000% due 03/01/2039	17	18
7.010% due 05/15/2024 •(a)	16	0
14.350% due 10/25/2027 •	247	264
Ginnie Mae
0.000% due 03/20/2035 - 01/20/2044 (b)(f)	5,247	4,542
0.000% due 05/20/2040 - 04/16/2053 ~(a)	51,980	1,540
0.000% due 12/20/2040 - 11/20/2046 •	3,118	2,391
0.000% due 10/20/2047 - 06/20/2049 •(a)	58,335	1,042
0.025% due 08/16/2048 ~(a)	1,987	1
0.114% due 12/20/2042 ~	358	287
0.152% due 05/16/2050 ~(a)	795	2
0.383% due 05/20/2049 •(a)	3,689	198
0.404% due 09/20/2043 •(a)	1,053	15
0.404% due 01/20/2044 •	967	956
0.892% due 06/16/2039 •(a)	868	26
0.893% due 04/20/2046 - 09/20/2049 •(a)	43,881	4,281
0.942% due 11/16/2034 •(a)	328	4
0.943% due 12/20/2048 •(a)	5,503	447
0.954% due 01/20/2035 •(a)	1,897	55
0.974% due 12/20/2035 •(a)	11,705	492
1.042% due 03/16/2035 •(a)	1,806	25
1.043% due 06/20/2048 - 09/20/2048 •(a)	4,309	382
1.104% due 04/20/2048 •	5,749	5,228
1.242% due 01/16/2038 •(a)	838	6
1.292% due 02/16/2040 •(a)	1,679	98
1.554% due 05/20/2041 •(a)	1,357	74
1.691% due 10/20/2045 •	421	367
1.808% due 05/16/2053 ~(a)	56	1
2.500% due 09/20/2050 (a)	4,931	202
2.625% due 08/20/2045 •	549	530
2.750% due 10/20/2044 •	671	642
3.000% due 02/20/2043 - 02/20/2052 (a)	22,792	1,846
3.000% due 09/20/2046 - 11/20/2067	39,684	34,780
3.000% due 04/20/2050 - 02/20/2053 (j)	37,691	33,909
3.155% due 07/20/2066 •	258	256
3.500% due 03/20/2042 - 02/20/2053	50,598	46,479
3.500% due 11/20/2042 - 09/20/2046 (a)	6,487	1,081
3.758% due 08/20/2067 •	340	335
3.858% due 08/20/2068 •	566	551
4.000% due 07/20/2039 - 08/15/2048	6,707	6,470
4.000% due 10/16/2044 (a)	1,007	125
4.000% due 07/15/2048 (j)	2,935	2,819
4.393% due 02/20/2069 •	1,034	1,026
4.439% due 10/20/2067 •	856	845
4.500% due 07/20/2039 - 09/20/2048	8,243	8,035
4.500% due 12/16/2041 - 05/20/2043 (a)	1,170	177
4.855% due 05/20/2070 •	125	123
5.000% due 08/20/2034 - 01/20/2049	911	903
5.000% due 05/16/2043 (a)	767	126
5.366% due 03/20/2068 •	295	286
5.396% due 02/20/2068 •	874	858
5.407% due 03/20/2041 •	408	398
5.465% due 07/20/2066 •	50	50
5.500% due 02/20/2034 - 04/20/2040	97	96
5.522% due 03/20/2071 •	40,764	40,441

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.544% due 11/20/2060 •		527	524
5.594% due 03/20/2061 - 07/20/2067 •		381	378
5.596% due 02/20/2049 •		1,391	1,361
5.609% due 10/20/2062 •		18	18
5.614% due 08/20/2062 •		281	279
5.616% due 03/20/2069 •		300	292
5.694% due 10/20/2065 •		164	163
5.856% due 02/20/2073 •		20,808	20,403
5.866% due 01/20/2073 •		20,125	20,049
5.886% due 12/20/2071 •		816	805
5.926% due 03/20/2073 •		85,524	84,521
5.946% due 03/20/2073 •		15,539	15,455
6.000% due 07/20/2038 - 06/20/2041		248	260
6.066% due 03/20/2073 •		70,059	70,151
6.166% due 03/20/2073 •		100,378	100,941
6.500% due 03/15/2035		380	392
6.566% due 03/20/2071 •		1,475	1,509
Ginnie Mae, TBA
3.000% due 08/01/2053		350,200	313,251
3.500% due 08/01/2053		191,200	176,696
4.500% due 07/01/2053 - 08/01/2053		76,380	73,742
5.000% due 08/01/2053		39,000	38,314
5.500% due 08/01/2053		113,000	112,426
Uniform Mortgage-Backed Security
2.500% due 01/01/2033 - 09/01/2051		47,244	40,792
2.500% due 04/01/2051 - 01/01/2052 (j)		325,915	279,295
3.000% due 04/01/2031 - 07/01/2052		296,144	262,450
3.000% due 02/01/2040 - 06/01/2051 (j)		632,132	561,724
3.500% due 10/01/2034 - 06/01/2052		130,340	121,027
3.500% due 11/01/2049 - 06/01/2051 (j)		99,900	91,972
4.000% due 12/01/2036 - 08/01/2049		175,782	168,740
4.500% due 04/01/2031 - 09/01/2052		22,469	22,080
5.000% due 06/01/2048 - 03/01/2049		5,462	5,422
6.000% due 05/01/2049 - 03/01/2053		178,813	180,565
6.000% due 01/01/2053 - 03/01/2053 (j)		303,809	306,776
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2053		999,746	880,050
3.500% due 07/01/2038 - 08/01/2053		72,790	67,027
4.000% due 08/01/2053		679,820	638,579
4.500% due 08/01/2053		665,650	640,324
5.000% due 07/01/2038 - 09/01/2053		894,280	877,364
5.500% due 07/01/2053 - 08/01/2053		1,716,450	1,708,020
6.000% due 07/01/2053		20,500	20,683

Total U.S. Government Agencies (Cost $12,156,249)			11,616,205

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024 (l)		2,121	2,058
0.125% due 10/15/2024 (l)		9,082	8,761
0.500% due 04/15/2024 (l)		9,118	8,898
0.625% due 01/15/2024 (l)		40,035	39,358
U.S. Treasury Notes
2.250% due 08/15/2027 (l)		21,700	20,064

Total U.S. Treasury Obligations (Cost $82,358)			79,139

NON-AGENCY MORTGAGE-BACKED SECURITIES 40.5%
Adjustable Rate Mortgage Trust
6.100% due 09/25/2035 •		2,859	2,544
6.300% due 02/25/2035 •		6,635	5,787
American Home Mortgage Assets Trust
2.956% due 01/25/2036 ~		1,004	675
4.946% due 10/25/2046 •		8,265	7,046
5.610% due 06/25/2037 •		4,916	4,406
5.730% due 08/25/2037 ^•		7,433	6,681
American Home Mortgage Investment Trust
5.550% due 03/25/2046 •		4,250	3,656
5.993% due 06/25/2045 •		5,255	4,744
7.504% due 06/25/2045 «•		40	39
Angel Oak Mortgage Trust 3.290% due 11/25/2066 ~		15,681	10,555
Anthracite Ltd. 5.678% due 06/20/2041		6,051	0
Ashford Hospitality Trust
6.569% due 04/15/2035 •		8,335	8,103
6.719% due 04/15/2035 •		15,035	14,496
6.769% due 06/15/2035 •		11,950	11,593
7.169% due 06/15/2035 •		2,300	2,204
7.419% due 04/15/2035 •		13,939	13,406
8.069% due 06/15/2035 •		5,700	5,394
Atrium Hotel Portfolio Trust 7.093% due 12/15/2036 •		8,800	8,219
Avon Finance PLC
6.409% due 09/20/2048 •	GBP	17,700	22,357
6.909% due 09/20/2048 •		17,700	22,354

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

7.409% due 09/20/2048 •	13,100	16,543
BAMLL Commercial Mortgage Securities Trust
6.793% due 03/15/2034 •	$5,250	5,174
6.800% due 04/15/2036 •	3,000	2,949
7.193% due 03/15/2034 •	7,035	6,904
7.193% due 09/15/2038 •	4,000	3,422
7.943% due 09/15/2038 •	5,000	4,198
Banc of America Alternative Loan Trust
1.490% due 06/25/2037 ^•(a)	321	26
5.510% due 06/25/2037 •	298	222
6.000% due 06/25/2046 ^	1,355	994
Banc of America Commercial Mortgage Trust 5.754% due 07/10/2046 ~	842	834
Banc of America Funding Trust
4.123% due 02/20/2036 ^~	606	551
4.416% due 01/20/2047 ^~	144	133
4.921% due 01/27/2035 •	3,179	3,143
5.358% due 05/26/2037 •	28,678	25,208
6.000% due 09/25/2036 «	13	13
Banc of America Mortgage Trust
3.993% due 11/20/2046 ^~	54	48
4.119% due 04/25/2035 ^~	1,362	1,303
4.675% due 05/25/2034 «~	21	20
4.952% due 06/25/2034 «~	34	32
Barclays Commercial Mortgage Securities Trust
6.384% due 07/15/2037 •	3,300	3,210
7.084% due 07/15/2037 •	7,000	6,794
7.584% due 07/15/2037 •	10,600	10,104
Bayview Opportunity Master Fund Trust 5.000% due 10/25/2051 •	1,262	1,164
BCAP LLC Trust
3.194% due 01/26/2037 ~	2,342	1,997
4.123% due 02/26/2036 ~	3,180	2,896
5.500% due 04/25/2037	1,029	474
Bear Stearns Adjustable Rate Mortgage Trust
3.927% due 10/25/2036 ^~	164	147
4.042% due 03/25/2035 ~	161	147
4.541% due 05/25/2037 ~	2,246	1,847
4.752% due 07/25/2034 ~	36	33
6.662% due 12/25/2046 ^•	323	264
6.687% due 12/25/2046 •	1,734	1,483
Bear Stearns ALT-A Trust
3.932% due 08/25/2036 ^~	5,590	3,893
3.990% due 11/25/2035 ^~	563	439
4.202% due 09/25/2035 ^~	1,265	787
4.437% due 04/25/2035 «~	10	9
5.470% due 02/25/2034 •	25	22
5.470% due 08/25/2036 ^•	5,033	4,272
5.650% due 01/25/2036 ^•	691	615
Bear Stearns Asset-Backed Securities Trust
6.000% due 03/25/2036	3,520	1,556
7.450% due 09/25/2033 «•	111	47
Bear Stearns Commercial Mortgage Securities Trust
5.312% due 06/11/2041 ~	30	28
5.657% due 10/12/2041 ~	171	160
Bear Stearns Mortgage Funding Trust 5.610% due 09/25/2046 ^«•	85	74
Bear Stearns Structured Products, Inc. Trust 4.098% due 01/26/2036 ^~	1,555	1,246
Beast Mortgage Trust
6.643% due 03/15/2036 •	3,000	2,513
7.143% due 03/15/2036 •	5,590	4,418
7.693% due 03/15/2036 •	32,020	24,133
Beneria Cowen & Pritzer Collateral Funding Corp.
6.789% due 06/15/2038 •	5,000	4,230
7.685% due 06/15/2038 •	12,750	10,096
BHP Trust
6.964% due 08/15/2036 •	7,700	7,304
7.761% due 08/15/2036 •	4,375	4,107
Braemar Hotels & Resorts Trust 6.568% due 06/15/2035 •	3,175	3,038
BWAY Mortgage Trust
7.393% due 09/15/2036 •	6,000	5,638
8.043% due 09/15/2036 •	7,000	6,360
BX Commercial Mortgage Trust
6.114% due 12/15/2038 •	14,720	14,370
6.461% due 04/15/2034 •	2,900	2,639
6.911% due 04/15/2034 •	11,733	10,591
BX Trust
5.896% due 04/15/2039 •	10,453	10,046
6.384% due 10/15/2026 •	1,500	1,441
6.663% due 05/15/2030 •	3,900	3,828
7.023% due 10/15/2026 •	4,000	3,837
Cascade Funding Mortgage Trust
1.374% due 02/25/2031 ~	7,250	6,803
1.847% due 02/25/2031 ~	9,000	8,339

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Chase Mortgage Finance Trust 5.140% due 02/25/2037 «~	24	23
ChaseFlex Trust
5.500% due 02/25/2037 •	4,785	1,324
5.750% due 05/25/2037 •	8,700	7,165
5.830% due 05/25/2037 •	992	940
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust 5.450% due 08/25/2037 •	2,321	2,115
CIM Trust
0.500% due 07/01/2051 ~(a)	91,263	2,389
6.639% due 12/25/2067	4,400	4,397
Citigroup Commercial Mortgage Trust 7.118% due 12/15/2036 •	3,063	2,944
Citigroup Mortgage Loan Trust
0.250% due 09/25/2051 ~(a)	55,239	738
3.953% due 02/20/2036 ~	3,097	2,739
4.102% due 06/27/2037 ~	7,028	5,898
5.014% due 08/25/2035 ^~	368	342
6.000% due 08/25/2037 ~	1,701	667
6.380% due 03/25/2036 ^•	18	16
6.980% due 05/25/2035 •	2	2
Colony Mortgage Capital Ltd. 6.739% due 11/15/2038 •	5,000	4,699
COLT Mortgage Loan Trust
4.550% due 04/25/2067 ~	30,685	29,577
4.687% due 03/25/2067 ~	4,800	4,090
Commercial Mortgage Trust
3.178% due 02/10/2035	10,000	9,291
6.393% due 06/15/2034 •	6,500	5,893
Connecticut Avenue Securities Trust
7.067% due 03/25/2042 •	7,261	7,281
7.150% due 01/25/2040 •	2,934	2,938
7.817% due 05/25/2042 •	1,576	1,608
8.167% due 03/25/2042 •	3,750	3,791
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036 ^«	39	23
Countrywide Alternative Loan Trust
0.450% due 06/25/2036 •(a)	1,419	136
1.800% due 10/25/2037 ^•(a)	6,160	1,112
3.674% due 03/25/2047 ^•	57	49
4.295% due 05/25/2036 ~	1,378	1,216
5.376% due 08/25/2035 •	3,214	3,021
5.390% due 06/25/2036 •	1,896	1,717
5.430% due 04/25/2047 •	265	236
5.476% due 09/25/2035 •	586	554
5.500% due 07/25/2035	4,876	3,670
5.510% due 11/25/2036 •	1,746	1,980
5.530% due 09/25/2046 ^•	1,769	1,655
5.550% due 06/25/2036 ^•	1,434	632
5.710% due 08/25/2047 ^•	3,130	2,552
5.750% due 03/25/2034	3,553	3,514
5.797% due 12/20/2035 •	1,870	1,745
5.803% due 11/20/2035 •	168	155
5.850% due 05/25/2036 •	172	77
6.000% due 10/25/2034	11,037	10,921
6.000% due 12/25/2034	2,792	2,481
6.000% due 07/25/2036 ^	16,816	8,062
6.000% due 08/25/2036	1,343	1,241
6.000% due 08/25/2036 •	1,084	1,002
6.000% due 02/25/2037 ^	3,938	1,802
6.000% due 04/25/2037 ^	2,474	1,373
6.000% due 04/25/2037	4,163	2,007
6.000% due 07/25/2037	12,191	6,288
6.026% due 10/20/2035 •	1,086	789
6.500% due 12/25/2036	8,068	3,954
Countrywide Asset-Backed Certificates Trust 5.630% due 04/25/2036 ^•	214	181
Countrywide Home Loan Mortgage Pass-Through Trust
3.275% due 01/25/2036 «~	42	34
3.613% due 02/25/2047 ^~	457	397
3.842% due 01/25/2036 ^~	1,119	1,014
3.884% due 11/25/2037 ~	1,028	940
4.085% due 03/25/2037 ^~	292	255
4.500% due 05/01/2034 «	196	174
5.500% due 01/25/2035	184	179
5.750% due 05/25/2037 ^«	23	11
5.750% due 07/25/2037 ^	1,330	693
5.810% due 02/25/2035 •	331	302
6.000% due 01/25/2038 «	257	121
6.250% due 09/25/2037 ^«	68	43
6.500% due 10/25/2037 ^	10,122	3,380
6.500% due 11/25/2037 ^	4,055	1,564
Countrywide Home Loan Reperforming REMIC Trust
4.237% due 01/25/2034 ^~	2,875	2,345
5.490% due 01/25/2036 •	154	142
7.500% due 06/25/2035 ^	275	270

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Credit Suisse Commercial Mortgage Trust 5.787% due 01/15/2049 ^~(d)		2,500	3,518
Credit Suisse Mortgage Capital Certificates
3.877% due 01/26/2047 ~		2,734	1,472
5.428% due 10/26/2036 ~		535	453
6.250% due 05/26/2048		6,091	4,726
Credit Suisse Mortgage Capital Trust
0.938% due 05/25/2066 ~		1,226	953
1.796% due 12/27/2060 ~		24,558	22,757
1.926% due 07/27/2061 ~		27,749	25,594
2.500% due 07/25/2056 ~		2,138	1,734
2.691% due 03/25/2060 ~		7,470	7,247
3.000% due 11/25/2056 ~		6,727	5,680
3.023% due 08/25/2060 ~		2,405	2,345
3.037% due 12/26/2059 ~		2,438	2,430
4.698% due 05/27/2053 ~		2,051	1,694
5.040% due 07/25/2050 ~		2,458	2,420
6.994% due 07/15/2038 •		4,000	3,494
7.494% due 07/15/2038 •		5,000	4,246
8.094% due 07/15/2038 •		10,000	8,306
CRSNT Commercial Mortgage Trust
6.400% due 04/15/2036 •		24,753	22,642
6.750% due 04/15/2036 •		10,913	9,850
7.200% due 04/15/2036 •		17,000	15,098
DBGS Mortgage Trust 6.743% due 06/15/2033 •		9,000	7,792
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.450% due 03/25/2037 ^•		954	900
5.450% due 09/25/2047 ^•		15,830	13,480
5.630% due 01/25/2047 •		6,589	6,009
DOLP Trust 3.704% due 05/10/2041 ~		46,540	29,721
DROP Mortgage Trust
6.893% due 10/15/2043 •		5,500	4,893
7.443% due 10/15/2043 •		7,200	6,198
Ellington Financial Mortgage Trust 2.296% due 06/25/2066 ~		2,200	1,301
Eurosail PLC 5.760% due 09/13/2045 •	GBP	919	1,109
Extended Stay America Trust
6.574% due 07/15/2038 •		$33,731	32,956
6.894% due 07/15/2038 •		33,924	33,067
7.444% due 07/15/2038 •		38,357	37,354
8.044% due 07/15/2038 •		5,879	5,713
Fannie Mae
0.000% due 10/25/2033 «		570	459
0.000% due 07/25/2034		364	298
0.000% due 01/25/2037		166	133
0.000% due 02/25/2037		509	417
0.000% due 06/25/2052 ~(a)		17,581	834
0.010% due 07/25/2033 «		567	456
0.900% due 07/25/2049 •(a)		3,678	372
1.500% due 11/25/2035 (a)		23,092	1,196
1.500% due 02/25/2036 (a)		24,550	1,297
2.000% due 10/25/2050 (a)		9,651	1,088
2.000% due 02/25/2051 (a)		20,172	2,551
2.000% due 01/25/2052 (a)		41,259	5,356
2.000% due 04/25/2052		10,752	1,110
2.500% due 11/25/2050 (a)		44,299	6,547
2.500% due 12/25/2050 «		45,370	7,128
2.500% due 02/25/2051 (a)		6,911	1,040
2.500% due 02/25/2051 «		20,486	3,244
3.000% due 09/25/2050 (a)		12,600	2,206
4.840% due 07/01/2033 «(c)		1,500	1,514
4.990% due 03/01/2031 «(c)		8,000	8,073
5.170% due 05/01/2031 «(c)		2,820	2,885
5.500% due 09/25/2044 •		4,250	4,100
5.550% due 03/25/2042 •		1,114	1,096
5.550% due 05/25/2045 •		2,423	2,319
5.600% due 09/25/2049		4,413	4,230
5.600% due 07/25/2059 •		2,014	1,952
5.620% due 07/25/2049		4,048	3,896
5.700% due 12/25/2040 •		719	706
First Horizon Alternative Mortgage Securities Trust 3.553% due 07/25/2036 «~		126	101
First Horizon Mortgage Pass-Through Trust
4.305% due 11/25/2035 «~		10	8
4.715% due 08/25/2035 ~		73	52
Freddie Mac
0.000% due 03/15/2038 «		477	383
2.000% due 03/15/2052 (a)		34,179	4,454
2.000% due 04/15/2052 (a)		53,769	6,913
2.000% due 06/15/2052 (a)		196,363	24,413
2.500% due 04/25/2050 «		33,226	4,723
2.500% due 06/25/2050 (a)		13,899	2,164
2.500% due 02/25/2051 (a)		29,128	3,800

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

2.500% due 03/25/2051 (a)		22,001	3,008
2.500% due 03/25/2051 «		4,601	701
2.500% due 07/25/2051 (a)		7,820	1,006
2.500% due 09/25/2051 (a)		15,295	1,729
2.500% due 11/25/2051 (a)		5,238	760
3.000% due 01/25/2052 (a)		18,200	3,171
3.500% due 03/25/2052 (a)		24,052	3,796
4.000% due 11/25/2049 (a)		5,288	981
4.500% due 10/25/2051 (a)		12,462	1,922
4.660% due 01/25/2031		27,615	27,303
5.493% due 07/15/2034 •		524	523
5.493% due 08/15/2047 •		1,951	1,869
5.593% due 09/15/2042 •		1,128	1,093
5.693% due 03/15/2044 •		1,842	1,797
5.743% due 11/15/2040 •		1,856	1,817
6.717% due 01/25/2034 •		1,640	1,638
6.867% due 01/25/2051 •		2,260	2,257
7.167% due 10/25/2033 •		8,412	8,258
7.267% due 05/25/2042 •		9,745	9,812
7.867% due 10/25/2050 •		821	835
7.967% due 04/25/2042 •		10,900	10,896
GCAT LLC 2.981% due 09/25/2025 þ		1,551	1,517
GCAT Trust
2.565% due 05/25/2066		9,952	6,033
3.000% due 04/25/2052 ~		45,148	38,120
GCT Commercial Mortgage Trust
6.443% due 02/15/2038 •		10,000	7,932
6.893% due 02/15/2038 •		9,800	6,882
Ginnie Mae
3.500% due 01/20/2052		4,102	3,535
3.500% due 03/20/2052		21,365	16,631
4.670% due 03/20/2071		1,260	1,241
5.566% due 03/20/2073		34,908	33,919
5.756% due 02/20/2053 •		76,101	75,461
5.766% due 02/20/2053 •		17,370	17,221
5.816% due 02/20/2053 •		49,743	49,443
5.866% due 04/20/2072		1,700	1,661
5.866% due 04/20/2073		7,880	7,767
5.936% due 01/20/2073 •		1,630	1,619
5.946% due 02/20/2073 •		5,990	5,957
6.066% due 05/20/2073		3,806	3,812
6.067% due 03/20/2073 «		8,229	8,137
6.150% due 06/20/2073 «		49,400	49,511
6.166% due 05/20/2073		18,121	18,139
6.167% due 06/20/2073 «		9,755	9,752
6.177% due 08/20/2071		1,984	2,006
6.216% due 05/20/2073		4,505	4,522
Global Mortgage Securitization Ltd. 5.420% due 04/25/2032 •		799	757
GMAC Mortgage Corp. Loan Trust 5.250% due 05/25/2035 «~		9	8
Great Hall Mortgages PLC 5.644% due 06/18/2039 •		176	174
GreenPoint Mortgage Funding Trust 5.610% due 02/25/2037 •		8,523	7,858
Grifonas Finance PLC 3.513% due 08/28/2039 •	EUR	8,602	8,939
GS Mortgage Securities Corp. Trust
4.579% due 10/10/2032		$26,200	24,959
6.440% due 07/15/2025 •		1,582	1,555
6.640% due 07/15/2025 •		4,595	4,508
6.643% due 07/15/2031 •		11,605	9,728
6.840% due 12/15/2036 •		4,115	3,952
6.893% due 07/15/2031 •		3,293	2,604
6.893% due 08/15/2032 •		4,335	4,212
6.990% due 07/15/2025 •		5,672	5,541
GS Mortgage Securities Trust
0.568% due 08/10/2043 ~(a)		7,557	61
3.932% due 10/10/2035 ~		11,300	9,663
GS Mortgage-Backed Securities Corp. Trust
2.300% due 07/25/2061 ~		17,128	11,405
3.207% due 07/25/2061 ~		5,664	3,792
4.211% due 07/25/2061 ~		2,039	1,380
GS Mortgage-Backed Securities Trust
0.500% due 01/25/2053 ~(a)		39,272	1,039
2.500% due 12/25/2051 ~		3,167	2,561
2.500% due 07/25/2052 ~		22,251	18,024
2.500% due 08/25/2052 ~		22,491	18,218
3.000% due 08/26/2052 ~		81,255	68,606
3.000% due 09/25/2052 ~		93,970	79,342
3.625% due 01/25/2059 ~		18,306	16,674
GSMPS Mortgage Loan Trust
3.666% due 01/25/2036 ~		2,439	2,206
3.721% due 03/25/2035 ~		3,104	2,988
5.500% due 01/25/2036 •		525	428

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.550% due 04/25/2036 •	5,208	4,277
GSMSC Resecuritization Trust 3.824% due 06/26/2037 ~	4,155	3,687
GSR Mortgage Loan Trust 6.250% due 08/25/2036 ^	687	240
HarborView Mortgage Loan Trust
4.553% due 04/19/2034 «~	71	63
5.537% due 01/19/2038 •	13,128	12,157
5.567% due 12/19/2036 •	4,091	3,419
5.577% due 11/19/2036 •	3,975	3,464
5.777% due 08/19/2045 •	26	24
5.876% due 09/19/2035 •	3,100	2,769
5.976% due 10/19/2035 •	18,207	10,238
Harvest Commercial Capital Loan Trust 3.290% due 09/25/2046 ~	1,184	1,149
Hilton Orlando Trust
6.743% due 12/15/2034 •	5,000	4,916
7.143% due 12/15/2034 •	22,027	21,607
Homestar Mortgage Acceptance Corp. 5.945% due 03/25/2034 •	2,294	2,256
HPLY Trust
6.793% due 11/15/2036 •	3,319	3,247
7.193% due 11/15/2036 •	18,352	17,752
7.543% due 11/15/2036 •	1,790	1,731
HSI Asset Loan Obligation Trust
1.480% due 12/25/2036 •(a)	732	71
5.520% due 12/25/2036 •	748	150
HSI Asset Securitization Corp. Trust 5.960% due 07/25/2035 •	508	506
Hundred Acre Wood Trust 5.000% due 12/25/2051 •	7,611	7,042
Impac Secured Assets Trust
5.710% due 08/25/2036 •	1,602	1,454
5.850% due 05/25/2036 •	9	7
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	1,784	1,656
Independence Plaza Trust 3.763% due 07/10/2035	20,320	18,991
IndyMac IMSC Mortgage Loan Trust 3.747% due 06/25/2037 ^~	10,977	7,623
IndyMac INDX Mortgage Loan Trust
3.155% due 09/25/2036 ^«~	130	101
3.789% due 09/25/2036 ^~	2,078	1,744
3.919% due 08/25/2035 ~	35	31
5.510% due 02/25/2037 ^•	1,940	1,727
5.550% due 10/25/2036 •	6	5
5.930% due 12/25/2034 •	257	204
Jefferies Resecuritization Trust 7.991% due 06/25/2047 ~	533	440
JP Morgan Alternative Loan Trust
5.470% due 11/25/2036 ^•	3,268	2,727
5.710% due 04/25/2047 •	919	865
6.000% due 12/27/2036	2,659	1,473
JP Morgan Chase Commercial Mortgage Securities Corp. 7.503% due 05/15/2034 •	5,000	4,886
JP Morgan Chase Commercial Mortgage Securities Trust
2.949% due 09/06/2038 ~	10,000	8,794
5.337% due 05/15/2047	9,181	8,593
5.953% due 06/15/2038 •	1,520	1,476
6.743% due 02/15/2035 •	1,084	1,044
6.943% due 03/15/2036 •	1,900	1,623
7.493% due 03/15/2036 •	29,900	24,424
8.293% due 03/15/2036 •	4,000	3,148
JP Morgan Mortgage Trust
0.450% due 07/25/2052 ~(a)	26,369	608
0.490% due 02/25/2052 ~(a)	52,258	1,351
0.500% due 12/25/2051 ~(a)	71,264	1,921
0.500% due 05/25/2052 ~(a)	84,694	2,105
0.500% due 06/25/2052 ~(a)	42,434	1,055
2.500% due 12/25/2051 ~(a)	10,563	1,367
2.500% due 04/25/2052 ~(a)	8,458	1,063
3.000% due 01/25/2052 ~	75,598	63,830
3.000% due 03/25/2052 ~	36,894	31,150
3.000% due 04/25/2052 ~	108,242	91,256
3.500% due 09/25/2052 ~	12,159	10,554
3.615% due 06/25/2036 ~	3,384	2,430
3.881% due 01/25/2037 ~	1,883	1,526
3.909% due 11/25/2035 ~	2,511	2,185
4.111% due 04/25/2035 «~	13	12
4.367% due 07/25/2035 «~	7	6
4.730% due 07/25/2035 «~	2	2
5.000% due 12/25/2051 ~	2,905	2,808
5.000% due 05/25/2052 •	23,415	21,655
7.000% due 08/25/2037 ^	993	539
JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	2,290	2,116

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

6.000% due 09/26/2036 ~	3,628	2,800
KREST Commercial Mortgage Securities Trust 3.024% due 11/05/2044 ~	17,515	10,851
La Hipotecaria El Salvadorian Mortgage Trust
2.750% due 09/08/2039 «•	3,262	3,101
3.358% due 01/15/2046 «	5,175	4,784
3.508% due 11/24/2042 «•	10,045	9,376
4.250% due 09/29/2046 «	27,839	26,427
LB-UBS Commercial Mortgage Trust 5.111% due 07/15/2040 ~	2,273	2,212
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	6,187	5,648
1.750% due 07/25/2061 þ	8,239	7,745
1.892% due 10/25/2066 þ	5,473	5,128
1.991% due 09/25/2060 ~	1,225	1,207
2.250% due 07/25/2067 þ	6,796	6,313
2.734% due 01/25/2060 þ	413	409
6.250% due 11/25/2059 þ	187	185
6.928% due 01/28/2070 •	4,915	4,921
Lehman Mortgage Trust
1.400% due 11/25/2036 •(a)	16,657	1,761
5.470% due 08/25/2036 ^•	96	67
5.600% due 11/25/2036 •	25,737	6,206
5.750% due 02/25/2037 ^	3,855	2,720
Lehman XS Trust
5.390% due 08/25/2036 ^«•	91	91
5.510% due 12/25/2036 •	7,249	7,030
5.610% due 04/25/2046 ^•	1,010	1,313
6.050% due 08/25/2047 ^•	2,038	1,709
Luminent Mortgage Trust 5.610% due 05/25/2037 ^«•	26	23
LUXE Commercial Mortgage Trust
6.943% due 10/15/2038 •	13,069	12,767
7.443% due 10/15/2038 •	47,401	45,874
7.943% due 10/15/2038 •	16,074	15,487
MASTR Asset Securitization Trust 6.250% due 01/25/2038 «	465	271
MASTR Reperforming Loan Trust
6.000% due 08/25/2034	860	581
7.000% due 07/25/2035	2,233	1,586
Merrill Lynch Alternative Note Asset Trust 2.925% due 10/25/2047 ~	4,782	1,504
Merrill Lynch Mortgage Investors Trust 4.777% due 02/25/2036 ^«~	363	248
MFA Trust
2.306% due 04/25/2065 ~	8,966	6,463
2.500% due 10/25/2051 (a)	31,012	4,191
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,035	973
2.750% due 08/25/2059 ~	6,108	5,695
Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~	10,000	7,578
5.192% due 10/12/2052 ~	57	57
5.485% due 11/14/2042 ~	1,552	1,487
6.193% due 05/15/2036 •	2,671	2,511
6.568% due 11/15/2034 •	2,500	2,417
6.718% due 11/15/2034 •	4,000	3,832
6.992% due 12/15/2038 •	8,896	8,397
7.571% due 12/15/2038 •	24,544	22,961
8.270% due 12/15/2038 •	42,522	38,838
Morgan Stanley Mortgage Loan Trust
3.751% due 09/25/2035 ^~	50	35
4.456% due 12/25/2035 ~	3,405	3,130
5.500% due 10/25/2037 ^	424	392
5.750% due 02/25/2036 ^«•	181	163
6.201% due 02/25/2047 þ	2,147	821
Morgan Stanley Re-REMIC Trust 3.115% due 02/26/2037 •	9,336	8,453
Mortgage Equity Conversion Asset Trust
5.720% due 02/25/2042 •	2,870	2,772
5.780% due 01/25/2042 •	14,037	13,806
5.790% due 05/25/2042 •	8,143	7,617
MortgageIT Mortgage Loan Trust
5.610% due 06/25/2047 •	2,135	1,737
5.930% due 11/25/2034 «•	111	104
New Residential Mortgage Loan Trust
2.000% due 09/25/2051 ~(a)	11,749	1,236
2.201% due 10/25/2058 ~	10,000	7,989
2.750% due 07/25/2059 ~	23,339	21,557
2.750% due 11/25/2059 ~	193	178
3.008% due 10/25/2058 ~	5,500	4,404
3.500% due 12/25/2058 ~	829	762
3.500% due 10/25/2059 ~	2,330	2,152
3.963% due 10/25/2058 ~	2,500	2,079
New York Mortgage Trust 5.480% due 08/25/2035 •	1,386	1,249

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

OBX Trust
3.000% due 01/25/2052 ~		5,275	4,454
6.567% due 06/25/2063		8,600	8,598
One Bryant Park Trust 2.516% due 09/15/2054		40,000	32,573
Preferred Residential Securities PLC 6.001% due 12/15/2043 •	GBP	4,656	5,514
Preston Ridge Partners Mortgage LLC 6.878% due 02/25/2028 ~		$9,579	9,527
RBSGC Mortgage Loan Trust 5.450% due 01/25/2037 •		20,244	6,071
RBSSP Resecuritization Trust
3.322% due 12/25/2035 ~		2,367	2,206
6.000% due 06/26/2037 ~		153	133
Real Estate Asset Liquidity Trust
3.072% due 08/12/2053	CAD	1,692	1,276
3.650% due 08/12/2053		8,300	5,907
Residential Accredit Loans, Inc. Trust
1.450% due 06/25/2037 •(a)		$2,651	245
4.398% due 10/25/2037 ~		5,299	4,704
5.336% due 09/25/2045 •		1,901	1,708
5.430% due 01/25/2037 •		709	746
5.450% due 08/25/2035 •		111	84
5.500% due 08/25/2035 ^•		595	466
5.530% due 05/25/2037 •		3,305	2,962
5.550% due 06/25/2037 •		2,651	1,800
5.550% due 10/25/2046 •		788	740
5.685% due 05/25/2035 ^«~		55	32
5.700% due 01/25/2037		3,507	2,458
5.950% due 10/25/2045 •		96	81
6.500% due 02/25/2037		3,065	2,546
8.000% due 04/25/2036 ^«•		137	114
Residential Asset Securitization Trust 6.250% due 08/25/2036		456	317
Residential Funding Mortgage Securities, Inc. Trust 5.086% due 04/25/2037 ~		138	118
RiverView HECM Trust 5.420% due 05/25/2047 •		3,308	3,145
Seasoned Credit Risk Transfer Trust
4.000% due 07/25/2056 ~(h)		4,486	4,420
4.250% due 11/25/2059 ~		1,100	943
Sequoia Mortgage Trust
4.072% due 07/20/2037 ~		56	44
5.537% due 06/20/2036 •		66	61
SFO Commercial Mortgage Trust
6.693% due 05/15/2038 •		8,750	7,196
6.993% due 05/15/2038 •		15,140	12,002
7.593% due 05/15/2038 •		5,500	4,232
SMRT Commercial Mortgage Trust 6.147% due 01/15/2039 •		24,628	23,893
Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		6,564	5,024
3.386% due 11/25/2066 ~		9,324	6,170
Starwood Mortgage Trust
6.893% due 04/15/2034 •		5,000	4,890
7.443% due 04/15/2034 •		9,200	8,888
Stratton Mortgage Funding PLC
5.991% due 07/20/2060 •	GBP	24,700	31,235
6.491% due 07/20/2060 •		6,500	8,234
6.991% due 07/20/2060 •		7,600	9,518
7.491% due 07/20/2060 •		10,900	13,673
Structured Adjustable Rate Mortgage Loan Trust
4.222% due 08/25/2035 ~		$244	212
4.706% due 05/25/2035 ~		988	780
5.450% due 02/25/2037 •		2,338	2,241
5.510% due 10/25/2035 •		4,311	3,945
6.125% due 08/25/2035 •		5,594	4,956
7.450% due 12/25/2037 ^•		2,465	2,135
Structured Asset Mortgage Investments Trust
5.510% due 07/25/2046 •		46	39
5.530% due 07/25/2046 ^•		3,128	2,378
5.590% due 05/25/2036 •		355	284
Structured Asset Securities Corp.
0.000% due 11/25/2035 ~(a)		5,888	79
3.414% due 01/25/2036 ~		1,391	1,235
5.400% due 07/25/2035 •		619	562
5.410% due 11/25/2035 •		5,888	5,029
Structured Asset Securities Corp. Mortgage Loan Trust 5.440% due 10/25/2036 •		190	159
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.298% due 09/25/2033 «~		39	37
Tharaldson Hotel Portfolio Trust
6.591% due 11/11/2034 •		8,652	8,517
6.841% due 11/11/2034 •		2,997	2,928
Thornburg Mortgage Securities Trust
6.050% due 03/25/2044 «•		2	2

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

7.201% due 03/25/2037 ^•		3,782	3,132
Towd Point Mortgage Funding
6.216% due 02/20/2045 •	GBP	233	295
6.297% due 02/20/2054		618	785
Towd Point Mortgage Trust
3.000% due 06/25/2058 ~		$2,610	2,386
3.750% due 10/25/2056		5,330	4,864
6.150% due 05/25/2058 •		633	631
6.150% due 10/25/2059 •		5,006	4,956
UBS-Barclays Commercial Mortgage Trust 0.342% due 08/10/2049 ~(a)		14,622	0
UWM Mortgage Trust
0.500% due 12/25/2051 ~(a)		23,591	599
2.500% due 11/25/2051 ~(a)		6,923	905
5.000% due 09/25/2051 •		8,277	7,678
5.000% due 12/25/2051 •		15,455	14,293
VASA Trust
6.443% due 07/15/2039		2,500	2,091
6.443% due 07/15/2039 •		12,350	10,329
6.943% due 07/15/2039 •		16,314	13,057
7.293% due 07/15/2039 •		11,635	8,710
Verus Securitization Trust 4.713% due 04/25/2067 ~		3,550	3,002
WaMu Commercial Mortgage Securities Trust
3.977% due 11/23/2043 ~		1,157	1,148
4.681% due 12/27/2049 ~		7,369	7,337
WaMu Mortgage Pass-Through Certificates Trust
3.597% due 07/25/2037 ^~		61	51
3.633% due 12/25/2036 ^~		701	608
3.757% due 03/25/2037 ^~		4,002	3,664
3.869% due 12/25/2035 ^«~		300	249
4.081% due 07/25/2037 ^~		33	31
4.198% due 01/25/2035 ~		2,966	2,718
4.746% due 04/25/2047 ^•		616	524
4.786% due 07/25/2047 •		482	393
5.226% due 01/25/2047 •		4,380	3,946
5.890% due 11/25/2034 •		521	477
5.930% due 10/25/2044 •		1,786	1,649
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	1,942
5.574% due 12/21/2049		11,017	13,924
6.564% due 12/21/2049 •		2,387	3,003
7.064% due 12/21/2049 •		1,193	1,493
7.564% due 12/21/2049 •		682	850
8.064% due 12/21/2049 •		682	836
Washington Mutual Mortgage Pass-Through Certificates Trust
4.022% due 09/25/2036 ^þ		$5,270	1,523
4.676% due 01/25/2047 •		1,362	1,108
5.650% due 02/25/2036 •		202	172
5.750% due 11/25/2035 ^		670	587
6.500% due 03/25/2036 ^		6,459	4,582
Wells Fargo Alternative Loan Trust 5.690% due 03/25/2037 ^•		337	264
Wells Fargo Commercial Mortgage Trust 6.933% due 02/15/2037 •		6,750	6,501
Wells Fargo Mortgage-Backed Securities Trust
4.417% due 11/25/2037 ^~		3,320	2,878
5.650% due 06/25/2037 ^«•		38	32

Total Non-Agency Mortgage-Backed Securities (Cost $3,318,847)			3,012,519

ASSET-BACKED SECURITIES 26.8%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		3,818	3,527
ACAS CLO Ltd. 6.152% due 10/18/2028 •		29,291	29,109
Accredited Mortgage Loan Trust
5.410% due 09/25/2036 •		3,455	3,399
5.870% due 09/25/2035 •		862	845
Accunia European CLO DAC 4.127% due 07/15/2030 •	EUR	1,490	1,606
ACE Securities Corp. Home Equity Loan Trust
5.270% due 02/25/2037 •		$3,368	1,461
5.410% due 10/25/2036 •		5,509	1,922
5.450% due 12/25/2036 •		3,701	1,975
5.590% due 01/25/2037 •		4,918	1,253
5.750% due 02/25/2036 •		408	400
5.765% due 12/25/2035 •		9,451	8,603
5.830% due 07/25/2033 •		950	909
6.125% due 11/25/2033 •		2,226	2,133
6.320% due 02/25/2035 •		10,092	9,433
Aegis Asset-Backed Securities Trust
5.850% due 03/25/2035 •		3,482	3,330
6.095% due 06/25/2035 •		15,500	11,369
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.980% due 12/25/2034 •		1,521	1,283

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

American Money Management Corp. CLO Ltd. 6.287% due 11/10/2030 •		23,350	23,177
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.165% due 06/25/2034 •		470	430
6.065% due 01/25/2035 •		2,787	2,688
6.170% due 01/25/2036 •		5,000	4,191
Apex Credit CLO Ltd. 7.110% due 09/20/2029 •		11,875	11,609
Arbor Realty Commercial Real Estate Notes Ltd. 6.543% due 11/15/2036 •		3,700	3,630
AREIT Trust 6.977% due 11/17/2038 •		10,000	9,624
Argent Securities Trust 5.450% due 07/25/2036 •		13,078	11,152
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.385% due 02/25/2034 •		363	347
Asset-Backed Funding Certificates Trust 6.400% due 06/25/2034 •		5,919	5,669
Asset-Backed Securities Corp. Home Equity Loan Trust
3.240% due 03/25/2036 •		1,546	1,312
3.688% due 12/25/2036 •		9,200	8,097
5.230% due 05/25/2037 •		321	219
6.110% due 11/25/2033 •		2,546	2,397
Ayresome CDO Ltd. 5.843% due 12/08/2045 •		2,266	673
Bayview Financial Asset Trust 5.600% due 03/25/2037 •		3,803	3,736
Bear Stearns Asset-Backed Securities Trust
4.993% due 12/25/2035 •		5,094	4,385
5.450% due 11/25/2036 •		1,389	1,336
5.600% due 06/25/2036		12,138	10,975
5.630% due 07/25/2036 •		2,355	2,337
6.005% due 07/25/2034 •		6,269	6,038
6.350% due 06/25/2036 •		5,727	5,669
6.500% due 09/25/2046		16,186	4,550
Benefit Street Partners CLO Ltd. 6.760% due 10/15/2030 •		17,500	17,039
Birch Grove CLO Ltd. 6.682% due 06/15/2031 •		32,620	32,336
Black Diamond CLO DAC 4.060% due 01/20/2032 •	EUR	2,343	2,521
Blackrock European CLO DAC 3.797% due 10/15/2031 •		6,900	7,357
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		497	500
3.897% due 01/15/2031 •		5,667	6,059
BNC Mortgage Loan Trust
5.370% due 03/25/2037 •		$29,581	22,341
5.440% due 05/25/2037 •		10,000	8,282
BNPP AM Euro CLO DAC 3.827% due 10/15/2031 •	EUR	246	263
Cairn CLO DAC 3.957% due 10/15/2031 •		5,000	5,348
Carlyle Euro CLO DAC 3.877% due 01/15/2031 •		6,670	7,126
Carrington Mortgage Loan Trust 5.370% due 10/25/2036 •		$11,809	9,891
Centex Home Equity Loan Trust 6.110% due 03/25/2035 •		1,653	1,562
CIT Mortgage Loan Trust 6.650% due 10/25/2037 •		5,780	5,627
Citicorp Residential Mortgage Trust 4.672% due 06/25/2037 þ		8,471	6,499
Citigroup Mortgage Loan Trust
5.330% due 01/25/2037 •		2,510	1,842
5.410% due 08/25/2036 •		1,700	1,695
5.410% due 07/25/2045 •		5,506	3,852
5.450% due 10/25/2036 •		5,991	3,847
5.450% due 12/25/2036 •		2,981	1,202
5.470% due 09/25/2036 •		2,283	1,668
5.825% due 10/25/2035 ^•		2,052	1,984
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 6.095% due 10/25/2034 •		1,792	1,694
College Avenue Student Loans LLC
1.600% due 07/25/2051		13,831	11,994
1.760% due 06/25/2052		10,075	8,586
2.320% due 07/26/2055		5,678	4,890
4.130% due 12/26/2047		1,853	1,741
6.350% due 12/26/2047 •		1,349	1,330
6.800% due 11/26/2046 •		2,626	2,625
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	30,000	20,531
Commonbond Student Loan Trust 1.980% due 08/25/2050		$5,757	4,892
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~		19,650	4,014

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Countrywide Asset-Backed Certificates Trust
4.033% due 01/25/2037 •		16,600	15,200
4.380% due 02/25/2035		5,174	4,420
5.290% due 06/25/2037 •		5,300	4,892
5.290% due 07/25/2037 ^•		461	454
5.290% due 06/25/2047 •		1,771	1,629
5.290% due 06/25/2047 ^•		18,754	16,715
5.350% due 09/25/2047 ^•		681	631
5.370% due 09/25/2037 ^•		328	329
5.370% due 09/25/2047 ^•		1,136	1,087
5.400% due 02/25/2036 •		1,124	1,052
5.410% due 12/25/2036 ^•		893	800
5.590% due 07/25/2034 •		496	478
5.630% due 03/25/2037 •		17,947	16,841
5.630% due 10/25/2046 •		8,767	8,400
5.650% due 04/25/2046 ^•		2,068	1,979
5.670% due 09/25/2046 •		3,100	2,947
5.675% due 07/25/2036		9,913	9,673
5.705% due 07/25/2036 •		14,425	12,977
5.850% due 07/25/2034 •		7,043	6,808
5.890% due 08/25/2047 •		1,069	1,017
5.950% due 08/25/2047 •		19	19
6.050% due 10/25/2034 •		791	767
6.050% due 05/25/2036 •		1,291	1,244
6.095% due 11/25/2034 •		1,573	1,538
6.095% due 02/25/2036 •		2,530	2,463
6.170% due 10/25/2032 •		3,215	3,010
6.230% due 01/25/2036 •		8,006	7,910
6.650% due 02/25/2035 •		1,909	1,866
CPS Auto Receivables Trust 5.000% due 03/17/2025		725	721
Credit Suisse Mortgage Capital Trust 6.550% due 11/25/2035 •		1,507	1,548
Credit-Based Asset Servicing & Securitization CBO Ltd.
5.588% due 02/16/2041 •		248,640	3,881
5.892% due 12/15/2034 •		15,662	868
Credit-Based Asset Servicing & Securitization LLC
2.817% due 05/25/2036 •		6,614	4,350
3.375% due 12/25/2035 •		1,552	1,498
5.270% due 07/25/2037 •		102	68
Credit-Based Asset Servicing & Securitization Trust 5.270% due 11/25/2036 •		1,953	918
CSAB Mortgage-Backed Trust 6.500% due 11/25/2036 ^«þ		60	10
CVC Cordatus Loan Fund DAC
3.827% due 10/15/2031 •	EUR	7,500	8,030
3.855% due 07/21/2030 •		648	696
CWHEQ Revolving Home Equity Loan Trust 5.373% due 05/15/2036 •		$1,127	1,104
Dryden Euro CLO DAC
1.650% due 04/15/2033	EUR	5,600	5,176
3.837% due 04/15/2033 •		6,500	6,938
DT Auto Owner Trust 3.850% due 08/17/2026		$2,470	2,447
ECMC Group Student Loan Trust 6.150% due 07/25/2069 •		5,400	5,292
Ellington Loan Acquisition Trust
6.200% due 05/25/2037 •		1,863	1,752
6.250% due 05/25/2037 •		4,150	3,975
6.650% due 05/25/2037 •		6,450	6,178
EMC Mortgage Loan Trust 6.250% due 08/25/2040 •		487	468
Encore Credit Receivables Trust 6.185% due 10/25/2035 •		3,552	3,074
Equifirst Loan Securitization Trust 5.340% due 04/25/2037 •		9,121	8,111
Euro-Galaxy CLO DAC
1.600% due 04/24/2034	EUR	2,800	2,599
3.831% due 04/24/2034 •		4,300	4,569
4.611% due 04/24/2034 •		2,200	2,295
Exeter Automobile Receivables Trust 4.680% due 05/15/2026		$8,180	8,093
First Franklin Mortgage Loan Trust
5.260% due 12/25/2037 •		1,303	1,222
5.310% due 11/25/2036 •		1,244	1,223
5.470% due 04/25/2036 •		2,648	2,532
5.720% due 02/25/2036 •		5,500	5,072
5.900% due 12/25/2035 •		9,060	8,614
6.800% due 01/25/2035 •		5,671	5,402
First Help Financial LLC 5.390% due 05/15/2028		8,000	7,622
Flagship Credit Auto Trust
5.280% due 12/15/2025		5,500	5,435
5.510% due 11/17/2025		9,350	9,344
Foursight Capital Automobile Receivables Trust 4.620% due 06/15/2027		2,500	2,482

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Fremont Home Loan Trust
5.290% due 01/25/2037 •		17,188	8,738
5.470% due 05/25/2036 •		15,928	9,418
5.470% due 08/25/2036 •		25,625	8,594
6.080% due 04/25/2035 •		6,667	6,370
Galaxy CLO Ltd. 6.230% due 10/15/2030 •		14,710	14,608
Gallatin CLO Ltd. 6.311% due 01/21/2028 •		705	704
GE-WMC Mortgage Securities Trust 5.450% due 08/25/2036 •		13,144	5,753
Goodgreen Trust 3.930% due 10/15/2053 ~		5,529	4,925
GPMT Ltd.
6.757% due 07/16/2035 •		15,000	14,200
7.107% due 07/16/2035 •		5,000	4,614
7.557% due 07/16/2035 •		10,000	8,978
Greystone Commercial Real Estate Notes Ltd. 6.373% due 09/15/2037 •		6,129	6,047
GSAA Home Equity Trust
5.610% due 04/25/2047 •		5,969	2,931
5.630% due 12/25/2036		4,397	1,794
5.750% due 05/25/2047 •		304	204
5.795% due 06/25/2035		2,009	1,969
5.825% due 06/25/2036		14,708	4,064
5.985% due 06/25/2036 ~		642	177
6.000% due 10/25/2037 ^«		190	164
6.032% due 05/25/2037 þ		8,083	3,604
7.025% due 02/25/2035 •		900	869
GSAMP Trust
5.270% due 12/25/2036 •		788	386
5.290% due 12/25/2036 •		5,569	3,013
5.450% due 08/25/2036 •		10,747	8,517
6.035% due 07/25/2045 •		4,400	3,759
Harley Marine Financing LLC 6.682% due 05/15/2043 «þ		12,461	11,605
Harvest CLO DAC 3.880% due 10/20/2031 •	EUR	7,500	8,017
Harvest SBA Loan Trust 7.388% due 08/25/2044 •		$2,733	2,671
Hildene TruPS Securitization Ltd. 6.571% due 10/10/2038 •		16,278	15,952
Home Equity Asset Trust
5.855% due 01/25/2036 •		14,756	13,945
6.125% due 12/25/2034 •		962	948
Home Equity Loan Trust 5.490% due 04/25/2037 •		600	495
Home Equity Mortgage Loan Asset-Backed Trust
5.390% due 04/25/2037 •		5,958	3,888
5.630% due 08/25/2036 •		7,500	6,572
HSI Asset Securitization Corp. Trust
5.300% due 12/25/2036 •		4,387	3,874
5.340% due 01/25/2037 •		2,316	1,602
5.350% due 07/25/2036 •		6,890	3,072
5.930% due 11/25/2035 •		798	721
IndyMac INDB Mortgage Loan Trust 5.290% due 07/25/2036 •		11,022	3,452
Invitation Homes Trust 6.246% due 01/17/2038 •		38,757	38,747
JP Morgan Mortgage Acquisition Corp.
5.660% due 02/25/2036 ^•		4,180	4,055
6.080% due 12/25/2035 •		920	881
JP Morgan Mortgage Acquisition Trust
4.193% due 11/25/2036 •		4,000	4,047
5.360% due 10/25/2036 •		906	891
Jubilee CLO DAC
1.650% due 04/15/2031	EUR	1,700	1,582
3.777% due 04/15/2030 •		1,900	2,025
3.787% due 04/15/2030 •		5,300	5,667
3.827% due 04/15/2031 •		4,600	4,895
KKR CLO Ltd.
6.660% due 04/15/2031 •		$11,700	11,412
6.862% due 07/18/2030 •		19,500	19,074
Laurelin DAC 1.800% due 10/20/2031	EUR	10,500	9,878
LCCM Trust 6.711% due 11/15/2038 •		$26,200	25,907
Lehman XS Trust
5.390% due 02/25/2037 •		5,473	5,291
5.470% due 02/25/2037 •		2,032	1,963
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		3,344	3,294
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		4,380	4,295
LoanCore Issuer Ltd. 6.431% due 07/15/2035 •		8,900	8,664

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Long Beach Mortgage Loan Trust
5.440% due 07/25/2036 •		9,429	6,819
5.450% due 05/25/2036 •		1,304	758
5.470% due 09/25/2036 •		20,806	5,861
5.470% due 10/25/2036 •		19,017	5,915
5.590% due 06/25/2034 •		630	598
5.855% due 11/25/2035 •		8,231	7,556
5.945% due 06/25/2034 •		46	45
6.065% due 08/25/2035 •		3,000	2,648
6.425% due 02/25/2035 •		1,398	1,349
Man GLG Euro CLO DAC 4.047% due 01/15/2030 •	EUR	659	711
MAPS Ltd. 4.212% due 05/15/2043		$4,215	3,766
Marathon CLO Ltd. 6.410% due 04/15/2029 •		6,793	6,785
MASTR Asset-Backed Securities Trust
5.320% due 10/25/2036 «•		7	6
5.380% due 01/25/2037 •		10,496	3,186
5.390% due 10/25/2036 •		8,703	7,755
5.450% due 06/25/2036 •		9,702	3,674
5.470% due 10/25/2036 •		2,162	1,093
5.510% due 02/25/2036 •		4,937	2,006
5.650% due 10/25/2035 ^•		4,635	4,331
5.730% due 12/25/2035 •		289	287
5.930% due 02/25/2034 •		903	870
6.200% due 05/25/2035 •		3,080	2,932
Merrill Lynch Mortgage Investors Trust
5.370% due 08/25/2037 •		453	235
5.430% due 04/25/2047 •		11,164	4,652
5.440% due 08/25/2037 •		9,746	8,791
5.450% due 08/25/2037 •		24,464	12,714
5.530% due 04/25/2047 •		4,755	1,981
5.670% due 06/25/2035 «•		6	6
5.870% due 06/25/2035 «•		282	273
MF1 Ltd. 6.907% due 10/16/2036 •		10,000	9,599
MF1 Multifamily Housing Mortgage Loan Trust 6.461% due 07/15/2036 •		20,000	19,513
MFA Trust 2.363% due 03/25/2060 þ		3,557	3,391
Morgan Stanley ABS Capital, Inc. Trust
3.580% due 01/25/2035 •		8,465	7,325
5.210% due 05/25/2037 •		3,909	2,805
5.250% due 10/25/2036 •		6,727	2,925
5.360% due 01/25/2037 •		3,969	1,822
5.610% due 09/25/2036 •		5,101	2,287
6.035% due 11/25/2034 •		1,953	1,824
6.080% due 07/25/2034 •		83	79
6.200% due 04/25/2035 •		189	176
7.050% due 02/25/2047 •		2,531	2,116
Morgan Stanley IXIS Real Estate Capital Trust
5.220% due 11/25/2036 •		9,649	3,408
5.300% due 11/25/2036 •		14,824	5,238
5.450% due 07/25/2036 •		16,671	6,793
Morgan Stanley Mortgage Loan Trust
5.630% due 04/25/2037 •		1,481	436
6.226% due 10/25/2036 ^þ		2,370	730
Mountain View CLO LLC 6.350% due 10/16/2029 •		9,128	9,071
Nassau Ltd. 6.410% due 10/15/2029 •		7,598	7,588
Navient Private Education Refi Loan Trust 1.690% due 05/15/2069		6,979	6,271
Navient Student Loan Trust 5.950% due 07/26/2066 •		10,627	10,333
New Century Home Equity Loan Trust 6.095% due 06/25/2035 •		4,760	4,718
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.765% due 02/25/2036 «•		23	22
NovaStar Mortgage Funding Trust 7.250% due 12/25/2034 «•		120	102
Option One Mortgage Loan Trust
5.280% due 07/25/2037 •		2,351	1,511
5.330% due 04/25/2037 •		167	94
5.885% due 05/25/2035 •		3,000	2,794
Option One Mortgage Loan Trust Asset-Backed Certificates 5.840% due 11/25/2035 •		7,933	7,445
Oxford Finance Funding LLC 3.602% due 02/15/2030		15,000	13,799
OZLM Ltd.
6.950% due 10/20/2031 •		4,885	4,760
6.950% due 07/20/2032 •		9,750	9,462
Palisades CDO Ltd. 5.923% due 07/22/2039 •		1,618	1,614

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.275% due 10/25/2034 •		15,647	15,226
7.025% due 09/25/2034 •		225	218
7.250% due 09/25/2034 •		9,136	7,891
People's Choice Home Loan Securities Trust 6.035% due 06/25/2034 •		3,570	3,490
Popular ABS Mortgage Pass-Through Trust 5.645% due 07/25/2036 •		5,194	4,859
PRET LLC
1.744% due 07/25/2051 þ		9,189	8,511
1.868% due 07/25/2051 þ		10,566	9,689
1.992% due 02/25/2061 þ		10,621	9,856
2.240% due 09/27/2060 þ		5,176	4,893
2.487% due 07/25/2051 þ		14,701	13,643
2.487% due 10/25/2051 ~		3,556	3,237
5.240% due 04/25/2052 þ		29,866	28,369
5.927% due 06/25/2052 þ		40,930	39,568
RAAC Trust
5.750% due 06/25/2044 •		26	22
5.850% due 03/25/2034 «•		40	38
6.650% due 09/25/2047 •		4,667	4,462
Ready Capital Mortgage Financing LLC
6.450% due 04/25/2038 •		5,000	4,789
6.900% due 04/25/2038 •		10,000	9,749
7.400% due 04/25/2038 •		5,000	4,814
Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ		9,077	3,270
5.608% due 05/25/2036 þ		6,713	3,252
5.746% due 05/25/2036 þ		2,134	1,059
6.011% due 05/25/2036 þ		3,091	1,601
6.166% due 05/25/2036 þ		3,374	1,791
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		21,516	19,000
4.320% due 09/25/2030		8,491	7,896
Residential Asset Mortgage Products Trust
5.830% due 12/25/2035 •		7,272	6,307
5.840% due 10/25/2035 •		40	39
6.200% due 07/25/2035		2,500	2,124
6.400% due 10/25/2034 •		9,625	8,485
Residential Asset Securities Corp. Trust
5.610% due 06/25/2036 •		8,357	8,015
5.850% due 06/25/2035 •		179	178
6.155% due 05/25/2035 •		3,794	3,698
6.185% due 08/25/2035 •		11,600	10,940
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		11,840	9,866
Saranac CLO Ltd. 7.120% due 06/22/2030 •		6,874	6,810
Saxon Asset Securities Trust
1.501% due 11/25/2035 •		3,368	3,225
5.460% due 09/25/2037 •		1,280	1,209
Sculptor CLO Ltd. 6.530% due 01/15/2031 •		16,200	15,979
Securitized Asset-Backed Receivables LLC Trust
5.270% due 09/25/2036 •		2,650	1,805
5.330% due 07/25/2036 •		3,175	1,113
5.470% due 09/25/2036 •		23,154	15,767
5.630% due 09/25/2036 •		4,235	2,884
5.765% due 01/25/2035 •		9,048	8,201
SLM Student Loan Trust
3.811% due 07/25/2039 •	EUR	582	600
4.076% due 12/15/2033 •		771	777
5.855% due 10/25/2029 •		$1,146	1,135
SMB Private Education Loan Trust
1.290% due 07/15/2053		4,327	3,859
4.550% due 02/16/2055		27,320	25,361
4.950% due 02/16/2055		11,680	10,704
SoFi Professional Loan Program LLC
2.630% due 07/25/2040		233	230
2.650% due 09/25/2040		203	193
Sound Point CLO Ltd.
6.235% due 07/25/2030 •		8,998	8,896
7.050% due 07/20/2032 •		9,250	8,894
Soundview Home Loan Trust
5.260% due 01/25/2037 •		2,525	1,827
5.320% due 07/25/2037 •		273	225
5.650% due 06/25/2036 •		10,081	9,729
5.710% due 05/25/2036 •		13,671	13,062
6.140% due 06/25/2035 •		3,984	3,767
Specialty Underwriting & Residential Finance Trust
5.450% due 09/25/2037 •		978	679
5.500% due 03/25/2037 •		295	166
Start Ltd. 4.089% due 03/15/2044		3,333	2,940
Starwood Commercial Mortgage Trust
6.296% due 07/15/2038 •		15,900	15,765

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

6.958% due 04/18/2038 •	5,000	4,717
7.258% due 04/18/2038 •	7,825	7,300
Store Master Funding LLC 4.290% due 10/20/2048	4,101	3,775
Structured Asset Investment Loan Trust
5.323% due 07/25/2036 •	6,407	3,821
5.750% due 04/25/2036 •	36,596	19,693
5.915% due 08/25/2035 •	3,430	3,252
5.950% due 04/25/2034 •	3,325	3,194
Structured Asset Securities Corp. Mortgage Loan Trust
5.285% due 07/25/2036 •	239	236
5.285% due 02/25/2037 •	12,396	11,564
5.470% due 12/25/2036 •	20,988	19,349
5.570% due 02/25/2037 •	5,670	5,491
6.155% due 11/25/2035 •	500	491
Taberna Preferred Funding Ltd.
5.666% due 05/05/2038 •	1,462	1,374
5.686% due 12/05/2036 •	29,396	25,354
5.756% due 11/05/2035 •	1,721	1,571
TCI-Symphony CLO Ltd. 6.792% due 10/13/2032 •	18,530	18,111
Terwin Mortgage Trust 5.650% due 05/25/2038 •	5,241	2,658
THL Credit Wind River CLO Ltd. 6.910% due 04/15/2031 •	13,250	12,684
Thunderbolt Aircraft Lease Ltd. 4.147% due 09/15/2038 þ	15,465	13,232
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~	542	535
Tralee CLO Ltd. 7.105% due 10/25/2032 •	3,425	3,273
Tropic CDO Ltd.
5.580% due 07/15/2036 •	9,105	8,377
6.010% due 04/15/2034 •	82	81
U.S. Capital Funding Ltd. 5.491% due 10/10/2040 •	660	580
Upstart Pass-Through Trust Series 4.300% due 05/20/2030	2,391	2,298
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	3,064	2,931
Venture CLO Ltd.
6.140% due 04/15/2027 •	2,563	2,555
6.311% due 09/07/2030 •	18,687	18,533
6.320% due 07/15/2031 •	5,700	5,628
7.049% due 07/30/2032 •	14,200	13,649
Vibrant CLO Ltd.
6.950% due 07/20/2032 •	12,125	11,806
7.000% due 07/20/2032 •	23,200	22,216
VMC Finance LLC
6.607% due 06/16/2036 •	6,000	5,656
6.957% due 06/16/2036 •	7,000	6,460
7.407% due 06/16/2036 •	3,000	2,650
Voya CLO Ltd. 6.698% due 10/15/2030 •	4,000	3,863
Wells Fargo Home Equity Asset-Backed Securities Trust
6.095% due 04/25/2035 «•	295	288
7.250% due 11/25/2035 •	12,824	12,265
Westlake Automobile Receivables Trust 3.340% due 06/15/2026	5,000	4,807

Total Asset-Backed Securities (Cost $2,153,277)		1,993,090

SHORT-TERM INSTRUMENTS 1.1%
REPURCHASE AGREEMENTS (i) 0.4%		31,587

U.S. TREASURY BILLS 0.7%
5.246% due 08/10/2023 - 09/14/2023 (e)(f)(l)(n)	51,503	51,066

Total Short-Term Instruments (Cost $82,658)		82,653

Total Investments in Securities (Cost $17,816,030)		16,805,914

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	3,726,306	36,231

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $36,225)	36,231

Total Investments in Affiliates (Cost $36,225)	36,231

Total Investments 226.5% (Cost $17,852,255)	$16,842,145
Financial Derivative Instruments (k)(m) 1.0%(Cost or Premiums, net $558,281)	73,051
Other Assets and Liabilities, net (127.5)%	(9,480,955)

Net Assets 100.0%	$7,434,241

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							When-issued security.
(d)							Security is not accruing income as of the date of this report.
(e)							Coupon represents a weighted average yield to maturity.
(f)							Zero coupon security.
(g)							Principal amount of security is adjusted for inflation.
(h)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Seasoned Credit Risk Transfer Trust				4.000%	07/25/2056	05/03/2022 - 05/10/2022	$4,463	$4,420	0.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$31,587	U.S. Treasury Notes 4.625% due 06/30/2025		$(32,219)	$31,587	$31,589

Total Repurchase Agreements							$(32,219)	$31,587	$31,589

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				5.230%	06/20/2023	07/13/2023	$(3,774)		$(3,781)
CIB				5.180	06/15/2023	07/13/2023	(288,626)		(289,374)
				5.190	06/21/2023	07/13/2023	(24,690)		(24,733)
FAR				5.190	05/11/2023	07/13/2023	(832,973)		(839,338)
				5.210	06/30/2023	07/13/2023	(24,529)		(24,539)
				5.260	06/13/2023	07/13/2023	(265,119)		(265,894)

Total Reverse Repurchase Agreements									$(1,447,659)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (51.9)%
Fannie Mae, TBA					2.000%	07/01/2038	$202,650	$(181,456)	$(179,598)
Fannie Mae, TBA					3.000	07/01/2038	29,425	(27,738)	(27,450)
Fannie Mae, TBA					4.000	07/01/2038	64,100	(62,393)	(61,879)
Ginnie Mae, TBA					2.000	08/01/2053	111,300	(94,281)	(93,627)
Ginnie Mae, TBA					2.500	08/01/2053	423,700	(370,027)	(367,229)
Ginnie Mae, TBA					3.500	08/01/2053	6,450	(5,997)	(5,961)
Ginnie Mae, TBA					4.000	08/01/2053	108,800	(103,713)	(103,033)
Uniform Mortgage-Backed Security, TBA					1.500	07/01/2038	9,500	(8,285)	(8,197)
Uniform Mortgage-Backed Security, TBA					2.000	08/01/2038	99,000	(88,419)	(87,847)
Uniform Mortgage-Backed Security, TBA					2.000	07/01/2053	194,000	(161,096)	(158,254)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Uniform Mortgage-Backed Security, TBA	2.000	08/01/2053	828,850	(680,013)	(677,099)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2053	31,935	(27,263)	(27,125)
Uniform Mortgage-Backed Security, TBA	3.000	07/01/2053	956,850	(852,062)	(842,290)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2053	1,382,976	(1,227,665)	(1,219,125)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2053	1,000	(920)	(912)

Total Short Sales (51.9)%	$(3,891,328)	$(3,859,626)

(j)	Securities with an aggregate market value of $1,501,753 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(1,564,485) at a weighted average interest rate of 5.086%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.750	12/15/2023	3,307	$8,268	$(2,987)	$(17,537)

Total Written Options	$(2,987)	$(17,537)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract September Futures	12/2023	8,428	$1,993,222	$(7,620)	$421	$0
30-Day Fed Fund November Futures	11/2023	413	162,787	(844)	26	0
U.S. Treasury 5-Year Note September Futures	09/2023	100	10,709	(219)	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	7,316	821,335	(14,142)	1,029	(90)

$(22,825)	$1,476	$(90)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	21	$(4,969)	$62	$0	$(2)
3-Month SOFR Active Contract December Futures	03/2025	444	(106,532)	171	44	0
3-Month SOFR Active Contract June Futures	09/2024	2,202	(524,296)	(30)	28	0
3-Month SOFR Active Contract March Futures	06/2024	2,917	(691,949)	5,093	0	(182)
3-Month SOFR Active Contract September Futures	12/2024	2,554	(610,598)	6,860	223	0
30-Day Fed Fund February Futures	02/2024	413	(163,010)	1,241	0	(43)
U.S. Treasury 5-Year Note September Futures	09/2023	101	(10,816)	214	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	640	(71,850)	1,303	0	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	101	(13,758)	(126)	0	(126)

$14,788	$295	$(353)

Total Futures Contracts	$(8,037)	$1,771	$(443)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	09/15/2023	$874,500	$0	$(12,465)	$(12,465)	$0	$(375)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/30/2023	3,550	0	50	50	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2024	1,864,400	83,891	25,851	109,742	0	(172)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	03/03/2025	905,300	333	48,866	49,199	0	(337)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.400	Semi-Annual	04/05/2025	905,300	479	56,637	57,116	0	(311)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/04/2025	905,300	454	53,828	54,282	0	(366)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		2,349,375	11,061	36,001	47,062	0	(605)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		126,500	(93)	3,204	3,111	0	(52)
Receive(1)	1-Day USD-SOFR Compounded-OIS	0.830	Semi-Annual	10/22/2026		68,600	(21)	7,565	7,544	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		290,800	(2,425)	33,036	30,611	57	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026		94,900	1,885	(1,922)	(37)	48	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		7,400	22	(499)	(477)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		534,900	36,638	14,401	51,039	0	(17)
Pay(1)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		351,240	(13,572)	(39,998)	(53,570)	156	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		32,300	433	529	962	0	(12)
Pay(1)	1-Day USD-SOFR Compounded-OIS	1.827	Annual	07/03/2028		527,820	(5,731)	(43,365)	(49,096)	250	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		458,200	(5,619)	64,803	59,184	0	(139)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		3,566,000	122,420	(110,686)	11,734	2,203	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		108,300	3,862	12,223	16,085	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.205	Annual	11/09/2029		5,200	43	166	209	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.217	Annual	11/09/2029		5,600	46	174	220	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.218	Annual	11/09/2029		5,200	43	161	204	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		163,000	13,125	5,371	18,496	0	(117)
Receive	1-Day USD-SOFR Compounded-OIS	3.513	Annual	03/08/2030		96,600	722	939	1,661	0	(101)
Receive	1-Day USD-SOFR Compounded-OIS	3.635	Annual	03/08/2030		24,500	192	45	237	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	3.546	Annual	05/08/2030		26,000	200	(520)	(320)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		552,200	5,923	17,659	23,582	0	(595)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		154,300	3,060	(3,284)	(224)	223	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		3,550	(186)	(556)	(742)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		125,500	(1,441)	20,925	19,484	0	(195)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		1,496,600	140,696	69,149	209,845	0	(2,573)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		745,900	81,614	22,171	103,785	0	(1,475)
Receive	1-Day USD-SOFR Compounded-OIS	3.453	Annual	03/08/2033		64,000	237	676	913	0	(157)
Receive	1-Day USD-SOFR Compounded-OIS	3.505	Annual	03/08/2033		6,800	80	(13)	67	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.510	Annual	03/08/2033		22,000	(254)	46	(208)	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.260	Annual	06/08/2033		39,300	419	603	1,022	0	(101)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		394,375	(1,452)	(16,768)	(18,220)	948	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		107,720	5,731	18,250	23,981	0	(1,012)
Receive	3-Month USD-LIBOR	1.400	Maturity	07/05/2023		905,300	0	17,367	17,367	290	0
Receive	3-Month USD-LIBOR	0.830	Semi-Annual	07/22/2023		68,600	0	795	795	25	0
Pay	3-Month USD-LIBOR	1.080	Semi-Annual	07/22/2023		342,900	0	(3,752)	(3,752)	0	(120)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	08/04/2023		905,300	0	9,196	9,196	291	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	09/03/2023		905,300	0	6,793	6,793	314	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/15/2023		874,500	0	12,675	12,675	407	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	09/15/2023		594,200	0	(6,335)	(6,335)	0	(201)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	09/16/2023		351,240	0	(4,697)	(4,697)	0	(147)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	09/20/2023		7,400	0	(59)	(59)	0	(2)
Pay	3-Month USD-LIBOR	0.000	Quarterly	09/30/2023		3,550	0	(51)	(51)	0	(2)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	993	1,083	25	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		17,200	123	(151)	(28)	109	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	871	982	10	0

Total Swap Agreements							$483,139	$316,898	$800,037	$5,447	$(9,326)

(l)	Securities with an aggregate market value of $68,799 and cash of $17,011 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

(1)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	07/2023	GBP	2,301	$2,949	$26	$0
07/2023	$103,629	EUR	94,578	0	(426)
08/2023	EUR	94,578	$103,775	430	0
BRC	07/2023	GBP	1,085	1,353	0	(25)
CBK	08/2023	CAD	14,424	10,816	0	(79)
JPM	07/2023	$153,775	GBP	121,619	681	0
08/2023	CAD	23,709	$17,734	0	(174)
08/2023	GBP	121,619	153,807	0	(679)
MBC	07/2023	119,146	147,486	0	(3,829)
MYI	07/2023	$1,162	GBP	913	0	(3)
08/2023	2,040	CAD	2,722	16	0
SOG	07/2023	EUR	94,578	$101,741	0	(1,462)

Total Forward Foreign Currency Contracts	$1,153	$(6,677)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	09/18/2023	512,800	$1,149	$626
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.015	01/11/2024	14,600	105	19
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.510	01/17/2024	29,400	97	11
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.397	01/19/2024	9,200	28	3
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.010	01/23/2024	11,200	13	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500	01/24/2024	9,200	27	4
BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	39,300	795	220
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	117,000	2,366	2,221
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/05/2024	267,500	1,792	6,096
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	39,400	814	220
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	119,000	2,404	2,259
Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	03/08/2024	143,500	3,013	2,422
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	03/08/2024	143,500	3,013	2,347
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/27/2024	332,400	1,388	1,405
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.400	05/19/2027	236,100	1,334	1,783
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/09/2024	91,900	666	2,112
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/20/2024	211,000	1,834	4,910
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	01/31/2024	678,000	907	3,591
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	658,000	1,489	5,584
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	498,000	585	731
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.875	01/03/2024	7,100	190	60
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.625	01/03/2024	7,100	190	124
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.040	01/11/2024	85,500	817	116
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.040	01/11/2024	85,500	817	726
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.995	01/16/2024	78,700	767	99
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.995	01/16/2024	78,700	767	735

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.376	01/19/2024	4,700	14	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.016	01/23/2024	18,100	24	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/07/2024	264,500	1,891	6,060
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.953	02/21/2024	21,700	67	36
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.901	02/23/2024	95,500	286	147
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/28/2024	122,500	992	2,887
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	03/04/2024	122,500	894	2,903
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.575	02/23/2024	95,500	387	156
FAR	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/29/2024	27,100	573	255
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/29/2024	27,100	573	878
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	09/18/2023	494,800	1,089	604
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	588,000	1,142	4,990
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	05/03/2024	164,400	3,576	1,397
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	05/03/2024	164,400	3,576	6,433
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.655	12/12/2023	210,600	4,591	821
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.405	12/12/2023	210,600	4,591	4,915
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/26/2023	15,700	469	91
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/12/2024	46,100	410	1,062
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	172,200	715	705
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	02/02/2024	1,186,500	943	6,208
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	06/14/2024	428,500	664	1,142
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	12/16/2024	214,000	351	494
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.285	03/04/2024	81,000	1,527	1,487
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	03/04/2024	81,000	1,527	888
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.513	04/05/2024	142,000	3,053	951
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	04/05/2024	142,000	3,053	5,424
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/11/2024	143,500	3,003	1,258
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/11/2024	143,500	3,003	4,638
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.732	04/24/2024	112,100	2,479	1,137
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.232	04/24/2024	112,100	2,479	3,399
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	02/12/2024	20,000	48	18
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.915	02/22/2024	19,000	58	30
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.433	02/27/2024	21,600	160	106
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.580	09/26/2024	198,500	3,342	2,987
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	09/26/2024	198,500	6,301	6,864
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.080	04/19/2024	183,400	3,998	2,148
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.080	04/19/2024	183,400	3,998	5,593
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.979	02/01/2024	9,700	8	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.370	02/07/2024	5,000	8	2

							$93,230	$117,543

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

MSC	Put - OTC Fannie Mae, TBA 5.500% due 09/01/2053		$97.383	09/07/2023		99,400	$225	$273

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

SAL	Put - OTC Fannie Mae, TBA 5.500% due 09/01/2053		97.898	09/07/2023		164,500	514	590
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 06/01/2053		98.766	07/06/2023		35,600	56	3
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 06/01/2053		98.813	07/06/2023		81,000	155	10

							$950	$876

Total Purchased Options							$94,180	$118,419

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750%	09/18/2023	256,400	$(451)	$(137)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	256,400	(384)	(49)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.183	09/07/2023	79,400	(222)	(205)
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.740	07/06/2023	17,800	(57)	(35)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	658,000	(724)	(3,447)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	09/18/2023	247,400	(435)	(133)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	247,400	(356)	(47)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	588,000	(547)	(3,080)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.043	08/03/2023	164,400	(2,055)	(53)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.043	08/03/2023	164,400	(2,055)	(6,042)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.045	09/07/2023	128,200	(513)	(509)
NGF	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/19/2023	183,400	(2,210)	(73)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.380	07/19/2023	183,400	(2,210)	(4,172)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.569	07/06/2023	37,500	(157)	(305)

							$(12,376)	$(18,287)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053		$93.984	07/06/2023		47,500	$(119)	$(173)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2053		94.844	08/07/2023		82,700	(342)	(361)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053		93.281	07/06/2023		12,400	(49)	(12)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053		95.281	07/06/2023		70,000	(257)	(7)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053		93.281	07/06/2023		41,400	(165)	(39)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053		93.922	07/06/2023		7,000	(15)	(23)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053		93.859	07/06/2023		44,500	(94)	(132)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053		94.000	07/06/2023		48,000	(90)	(179)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053		95.875	08/07/2023		20,800	(123)	(122)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053		97.875	08/07/2023		20,800	(114)	(29)

							$(1,368)	$(1,077)

Total Written Options							$(13,744)	$(19,364)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$1,642	$(567)	$453	$0	$(114)
ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	4,100	(1,064)	900	0	(164)
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	260	(71)	61	0	(10)
SAL	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	2,595	(605)	501	0	(104)

Total Swap Agreements	$(2,307)	$1,915	$0	$(392)

(n)

Securities with an aggregate market value of $4,020 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$854	$0	$854
Corporate Bonds & Notes
Banking & Finance	0	6,903	0	6,903
Industrials	0	3,023	0	3,023
Utilities	0	11,528	0	11,528
U.S. Government Agencies	0	11,616,205	0	11,616,205
U.S. Treasury Obligations	0	79,139	0	79,139
Non-Agency Mortgage-Backed Securities	0	2,869,535	142,984	3,012,519
Asset-Backed Securities	0	1,980,576	12,514	1,993,090
Short-Term Instruments
Repurchase Agreements	0	31,587	0	31,587
U.S. Treasury Bills	0	51,066	0	51,066

$0	$16,650,416	$155,498	$16,805,914
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$36,231	$0	$0	$36,231

Total Investments	$36,231	$16,650,416	$155,498	$16,842,145

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,859,626)	$0	$(3,859,626)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	7,218	0	7,218
Over the counter	273	119,299	0	119,572

$273	$126,517	$0	$126,790
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(27,306)	0	(27,306)
Over the counter	(361)	(25,680)	(392)	(26,433)

$(361)	$(52,986)	$(392)	$(53,739)

Total Financial Derivative Instruments	$(88)	$73,531	$(392)	$73,051

Totals	$36,143	$12,864,321	$155,106	$13,055,570

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2023:

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023(1)

Investments in Securities, at Value
U.S. Government Agencies	$139,648	$524	$(54,142)	$0	$0	$(1,509)	$0	$(84,521)	$0	$0
Non-Agency Mortgage-Backed Securities	81,858	116,327	(56,945)	(35)	(25)	(412)	2,216	0	142,984	(430)
Asset-Backed Securities	11,614	438	(255)	0	0	96	621	0	12,514	88

	$233,120	$117,289	$(111,342)	$(35)	$(25)	$(1,825)	$2,837	$(84,521)	$155,498	$(342)
Financial Derivative Instruments – Liabilities
Over the counter	$0	$0	$0	$0	$0	$1	$(393)	$0	$(392)	$0

Totals	$233,120	$117,289	$(111,342)	$(35)	$(25)	$(1,824)	$2,444	$(84,521)	$155,106	$(342)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2023	Valuation Technique				Unobservable Inputs		Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$43,689	Discounted Cash Flow			Discount Rate			4.460 - 7.680	4.780
		1,595	Fair Valuation of odd lot positions			Adjustment Factor			2.500	—
		15,797	Other Valuation Techniques(2)			—			—	—
		79,872	Proxy pricing			Base Price			98.781-103.031	99.710
		732	Fair Valuation of odd lot positions			Adjustment Factor			2.500	—
		1,299	Proxy Pricing			Base Price			80.875	—
Asset-Backed Securities		909	Fair Valuation of odd lot positions			Adjustment Factor			2.500	—
		11,605	Recent transaction / Discounted Cash Flow / Comparable Multiple			Transaction Price/Discount Rate/EBITDA Multiple/Revenue Multiple/Fleet Value Multiple		$/%/X/X/X	88.720/8.740/ 7.750/2.300/1.75 0	—
Financial Derivative Instruments – Liabilities
Over the counter		(392)	Other Valuation Techniques(2)			—			—	—

Total		$155,106

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Mortgage-Backed Securities Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.9% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd. 6.381% (US0003M + 0.860%) due 07/03/2033 ~	$150	$138

Total Corporate Bonds & Notes (Cost $123)		138

U.S. GOVERNMENT AGENCIES 151.2%
Fannie Mae
0.000% due 04/25/2043 - 10/25/2045 •	755	550
0.000% due 07/25/2044 - 08/25/2055 ~(a)	904	37
0.200% due 02/25/2043 •(a)	133	1
0.450% due 06/25/2044 •(a)	242	17
0.850% due 11/25/2049 •(a)	78	10
1.435% due 11/25/2035 •(a)	466	31
2.000% due 08/25/2042	586	493
2.000% due 01/25/2052 (a)	782	103
2.348% due 01/25/2031 ~(a)	1,716	148
2.500% due 07/01/2046 - 12/01/2046	226	192
2.500% due 02/25/2051 (a)	617	98
2.944% due 07/25/2039	133	120
3.000% due 07/25/2045 - 02/01/2057	1,309	1,051
3.000% due 04/25/2046 (a)	115	14
3.166% due 08/25/2050 •	167	158
3.175% due 02/01/2036 •	98	95
3.415% due 11/01/2048 •	179	178
3.500% due 03/25/2044 - 01/01/2057	4,155	3,795
3.500% due 04/25/2046 (a)	43	3
3.575% due 02/01/2026	500	476
3.646% due 01/01/2035 •	9	9
3.675% due 09/01/2034 •	22	21
3.706% due 10/01/2035 •	2	2
3.709% due 11/01/2034 •	3	3
3.720% due 10/01/2035 •	13	12
3.768% due 02/01/2035 •	14	14
3.795% due 12/01/2034 •	3	3
3.805% due 03/01/2035 •	3	3
3.844% due 03/01/2035 •	2	2
3.955% due 03/01/2035 •	3	3
3.963% due 02/01/2035 •	9	10
3.987% due 09/01/2035 •	11	11
4.000% due 06/01/2033 - 11/25/2045	812	723
4.030% due 11/01/2035 •	7	7
4.064% due 02/01/2035 •	6	6
4.082% due 05/25/2035 ~	33	33
4.140% due 04/01/2028	156	152
4.212% due 02/01/2035 •	3	3
4.260% due 10/01/2028 •	1	1
4.273% due 02/01/2042 •	27	27
4.291% due 02/01/2035 •	5	5
4.345% due 05/01/2038 •	211	214
4.366% due 10/01/2037 •	297	303
4.385% due 04/01/2033	166	165
4.420% due 05/01/2035 •	27	27
4.425% due 04/01/2035 •	13	13
4.436% due 07/01/2035 •	6	5
4.490% due 04/01/2033	200	200
4.500% due 09/01/2033 - 04/01/2059	4,985	4,830
4.524% due 09/01/2041 •	46	46
4.550% due 07/01/2035 •	18	19
4.590% due 06/01/2033	335	339
4.656% due 04/01/2033 •	10	11
4.700% due 04/01/2033	313	315
4.715% due 01/01/2036 •	72	73
4.755% due 10/01/2032 •	87	85
4.756% due 07/01/2035 •	13	13
4.944% due 08/01/2042 - 10/01/2044 •	302	293
5.000% due 06/01/2053	555	549
5.036% due 05/01/2035 •	19	19
5.100% due 06/25/2033 •	10	9
5.258% due 03/25/2034 •	35	35
5.288% due 08/25/2034 •	1	1

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2023 (Unaudited)

5.307% due 11/25/2032 •	14	13
5.389% due 11/01/2035 •	11	11
5.398% due 06/25/2032 •	40	40
5.450% due 12/25/2048 •	383	371
5.521% due 01/01/2035 •	14	14
5.524% due 12/25/2036 •	362	351
5.550% due 03/25/2049 •	269	262
5.600% due 07/25/2036 •	206	204
5.650% due 03/25/2032 - 11/25/2059 •	1,138	1,107
5.692% due 01/01/2035 •	6	6
5.704% due 02/01/2035 •	4	4
5.800% due 02/25/2024 •	2	3
5.810% due 04/25/2037 •	291	293
6.117% due 01/01/2035 •	28	28
6.150% due 04/25/2032 •	28	28
6.390% due 03/01/2032 •	4	4
6.433% due 05/01/2035 •	4	4
6.435% due 08/01/2027 •	11	11
6.476% due 05/01/2035 •	32	32
6.500% due 09/25/2023 - 01/25/2032	14	14
6.500% due 04/25/2038 (a)	14	4
8.000% due 07/25/2034	234	251
Fannie Mae, TBA
4.500% due 08/01/2038	2,000	1,961
5.500% due 09/01/2053	7,300	7,264
6.500% due 07/01/2053 - 08/01/2053	15,700	16,023
Freddie Mac
0.000% due 05/15/2035 - 05/15/2041 •	436	361
0.000% due 08/15/2036 - 10/15/2041 ~(a)	278	14
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	989	704
1.007% due 01/15/2043 •(a)	982	90
2.000% due 11/25/2050 (a)	431	55
2.500% due 01/15/2045 - 09/01/2046	356	310
2.500% due 03/15/2052 - 10/15/2052 (a)	4,048	631
3.000% due 06/15/2037 - 12/25/2046	3,800	3,110
3.500% due 01/15/2043 - 08/15/2045 (a)	399	64
3.500% due 10/15/2044 - 09/01/2052	3,324	2,972
3.991% due 02/01/2035 •	1	1
4.000% due 03/15/2042 - 05/15/2048	3,074	2,727
4.000% due 09/15/2045 - 04/15/2046 (a)	966	153
4.001% due 01/01/2035 •	5	5
4.014% due 11/01/2036 •	75	76
4.189% due 08/15/2040 •	929	898
4.239% due 02/01/2035 •	4	4
4.266% due 09/01/2034 •	114	116
4.280% due 10/15/2037 •	72	70
4.299% due 10/15/2040 •	893	858
4.315% due 04/15/2038 •	282	274
4.339% due 11/01/2031 •	5	5
4.350% due 01/01/2034 •	3	3
4.405% due 10/01/2039 •	203	204
4.438% due 03/01/2035 •	2	2
4.445% due 05/01/2032 •	6	6
4.498% due 02/01/2035 •	1	1
4.500% due 04/01/2039 - 03/01/2053	2,082	2,014
4.543% due 08/01/2036 •	7	8
4.996% due 06/01/2035 •	10	10
5.000% due 09/01/2033 - 06/01/2053	4,662	4,616
5.097% due 04/01/2035 •	13	13
5.113% due 04/01/2035 •	6	7
5.176% due 02/25/2045 •	78	75
5.443% due 05/15/2035 •	17	17
5.500% due 11/01/2030 - 09/01/2039	789	800
5.500% due 10/15/2035 (a)	71	11
5.520% due 09/01/2035 •	56	55
5.643% due 12/15/2031 •	24	23
5.693% due 09/15/2030 - 06/15/2042 •	184	179
6.000% due 02/01/2024 - 05/01/2040	483	500
6.500% due 12/15/2023 - 03/15/2029	168	170
7.000% due 05/15/2037	472	503
Ginnie Mae
0.000% due 12/20/2036 (b)(d)	108	97
0.000% due 06/20/2042 - 12/20/2045 ~(a)	426	10
0.000% due 08/20/2045 - 09/20/2045 •	223	151
2.000% due 03/20/2043	63	53
2.625% (H15T1Y + 1.500%) due 08/20/2026 ~	1	1
3.000% (H15T1Y + 1.500%) due 09/20/2024 - 07/20/2025 ~	1	0
3.000% due 02/15/2043 - 11/20/2067	4,413	3,975
3.500% due 02/15/2042 - 07/20/2051	6,911	6,405
3.500% due 08/20/2042 (a)	168	20
3.500% due 02/20/2053 (f)	1,961	1,816
4.000% due 03/15/2045 - 04/20/2048	1,798	1,737
4.000% due 06/20/2045 (a)	352	53
4.070% due 01/15/2050	1,151	1,148
4.202% due 10/20/2070 •	739	741
4.249% due 07/20/2070 •	1,706	1,712

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2023 (Unaudited)

4.402% due 01/20/2065 •	37	37
4.413% due 08/20/2070 •	746	749
4.500% due 07/15/2039 - 02/20/2049	1,009	986
4.524% due 09/20/2065 •	535	531
5.000% due 11/20/2034 - 12/20/2048	919	926
5.444% due 02/20/2068 •	21	21
5.500% due 09/15/2033 - 12/15/2039	102	104
5.524% due 05/20/2065 •	14	14
5.574% due 03/20/2061 •	18	18
5.814% due 09/20/2063 •	180	180
6.000% due 05/20/2042	28	29
6.094% due 04/20/2063 - 08/20/2063 •	921	922
6.394% due 09/20/2063 •	114	115
6.500% due 07/15/2024 - 08/15/2038	259	264
Ginnie Mae, TBA
2.500% due 08/01/2053	4,650	4,030
3.000% due 08/01/2053	5,950	5,322
3.500% due 08/01/2053	2,800	2,588
4.000% due 07/01/2053	2,000	1,907
4.500% due 08/01/2053	250	241
5.000% due 08/01/2053	2,000	1,965
Uniform Mortgage-Backed Security
2.000% due 01/01/2028 - 05/01/2036	2,362	2,109
2.500% due 06/01/2028 - 04/01/2052	6,888	5,939
2.500% due 08/01/2051 (f)	3,843	3,301
3.000% due 06/01/2029 - 04/01/2052	8,049	7,246
3.000% due 03/01/2050 - 06/01/2050 (f)	7,062	6,289
3.500% due 12/01/2033 - 04/01/2050	6,693	6,245
3.500% due 07/01/2043 - 03/01/2050 (f)	7,450	6,944
4.000% due 07/01/2033 - 06/01/2049	8,002	7,694
4.000% due 05/01/2039 (f)	271	261
4.500% due 07/01/2039 - 04/01/2049	1,230	1,210
5.500% due 08/01/2024 - 11/01/2039	258	263
6.000% due 08/01/2023 - 11/01/2040	503	519
6.500% due 11/01/2028 - 11/01/2037	231	237
Uniform Mortgage-Backed Security, TBA
1.500% due 07/01/2053	900	696
2.000% due 08/01/2038 - 08/01/2053	15,800	12,943
2.500% due 07/01/2038 - 08/01/2053	13,350	11,391
3.500% due 07/01/2038	500	475
4.000% due 08/01/2053	6,950	6,528
4.500% due 08/01/2053	10,100	9,716
5.000% due 09/01/2053	7,100	6,962
6.000% due 07/01/2053	6,600	6,659

Total U.S. Government Agencies (Cost $220,915)		209,697

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.6%
BAMLL Commercial Mortgage Securities Trust 6.393% due 03/15/2034 •	1,000	986
Banc of America Funding Trust
4.416% due 01/20/2047 ^~	109	101
5.737% due 05/20/2035 ^•	22	18
Banc of America Mortgage Trust 5.750% due 07/20/2032 «~	1	1
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.430% due 01/25/2035 •	5	5
Citigroup Commercial Mortgage Trust 4.149% due 01/10/2036	1,000	993
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	1,898	1,533
5.950% due 08/25/2035 ^•	132	127
Commercial Mortgage Trust 6.494% due 12/15/2038 •	1,750	1,632
Countrywide Alternative Loan Trust
5.357% due 07/20/2046 ^•	38	30
5.360% due 05/25/2035 •	186	169
5.437% due 09/20/2046 •	289	208
5.650% due 09/25/2046 ^•	411	307
5.650% due 10/25/2046 ^«•	41	30
5.830% due 10/25/2046 ^•	316	232
Countrywide Home Loan Mortgage Pass-Through Trust
3.514% due 04/25/2035 ~	232	184
4.010% due 06/19/2031 «~	19	18
5.730% due 04/25/2035 «•	49	44
5.830% due 03/25/2036 •	4	1
5.850% due 02/25/2036 ^«•	1	1
6.070% due 09/25/2034 «•	52	43
Credit Suisse Mortgage Capital Trust 2.500% due 07/25/2056 ~	164	133
Freddie Mac 4.660% due 01/25/2031	600	593
GreenPoint Mortgage Funding Trust
5.550% due 10/25/2046 ^•	132	119
5.550% due 12/25/2046 ^•	175	163
5.690% due 04/25/2036 ^•	37	35

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2023 (Unaudited)

5.790% due 09/25/2046 ^•	353	288
5.830% due 10/25/2046 ^•	338	247
GS Mortgage Securities Corp. Trust 6.343% due 07/15/2031 •	1,100	969
GS Mortgage-Backed Securities Trust 2.500% due 12/25/2051 ~	257	208
GSR Mortgage Loan Trust 5.670% due 08/25/2046 •	173	45
HarborView Mortgage Loan Trust 5.626% due 03/19/2036 ^•	21	19
HomeBanc Mortgage Trust 5.510% due 12/25/2036 «•	4	4
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	892	828
IndyMac INDX Mortgage Loan Trust
3.579% due 08/25/2036 ~	1,396	1,209
5.550% due 06/25/2046 •	51	41
5.550% due 11/25/2046 •	120	109
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	848	716
3.000% due 04/25/2052 ~	826	697
6.038% due 11/25/2049 •	62	59
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	475	439
3.508% due 11/24/2042 «•	567	529
4.250% due 09/29/2046 «	860	816
Lehman XS Trust 5.790% due 11/25/2046 ^•	344	269
MASTR Adjustable Rate Mortgages Trust
5.750% due 05/25/2047 ^«•	2	2
5.830% due 05/25/2047 ^•	450	377
MASTR Alternative Loan Trust 5.550% due 03/25/2036 ^•	960	97
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.893% due 11/15/2031 •	17	17
MFA Trust 1.381% due 04/25/2065 ~	230	207
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	482	444
OBX Trust 3.000% due 01/25/2052 ~	379	320
Residential Accredit Loans, Inc. Trust
3.923% due 08/25/2035 ^~	147	57
5.550% due 12/25/2046 ^•	94	82
5.610% due 05/25/2037 ^«•	18	15
5.690% due 05/25/2046 ^•	67	53
Sequoia Mortgage Trust
5.846% due 10/19/2026 «•	12	11
5.917% due 10/20/2027 «•	2	2
Structured Asset Mortgage Investments Trust 5.806% due 09/19/2032 •	5	5
Thornburg Mortgage Securities Trust 3.442% due 10/25/2046 •	39	37
Towd Point Mortgage Trust 6.150% due 05/25/2058 •	205	205
WaMu Mortgage Pass-Through Certificates Trust
6.150% due 07/25/2044 «•	35	32
6.200% due 12/25/2045 •	263	231
Washington Mutual Mortgage Pass-Through Certificates Trust 4.696% due 12/25/2046 •	116	94

Total Non-Agency Mortgage-Backed Securities (Cost $19,130)		17,486

ASSET-BACKED SECURITIES 5.4%
Aegis Asset-Backed Securities Trust 5.850% due 03/25/2035 •	336	321
Amortizing Residential Collateral Trust 5.850% due 10/25/2031 •	4	4
Arbor Realty Commercial Real Estate Notes Ltd. 6.543% due 11/15/2036 •	1,400	1,373
Centex Home Equity Loan Trust 5.450% due 01/25/2032 «•	7	6
Citigroup Mortgage Loan Trust 5.470% due 12/25/2036 •	576	324
Countrywide Asset-Backed Certificates Trust
5.290% due 04/25/2047 •	96	92
5.650% due 03/25/2037 •	90	85
EMC Mortgage Loan Trust 6.650% due 08/25/2040 «•	27	26
GSAA Home Equity Trust 5.750% due 03/25/2037 •	184	77
GSAMP Trust
5.280% due 12/25/2046 •	411	224
5.290% due 12/25/2036 •	820	444
Home Equity Asset Trust 5.750% due 11/25/2032 «•	3	2

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2023 (Unaudited)

HSI Asset Securitization Corp. Trust 5.290% due 01/25/2037 •	288	216
Morgan Stanley ABS Capital, Inc. Trust 5.220% due 10/25/2036 •	411	216
Morgan Stanley Mortgage Loan Trust 5.870% due 04/25/2037 •	504	148
PRET LLC
1.744% due 07/25/2051 þ	2,439	2,259
3.721% due 07/25/2051 þ	928	872
Residential Asset Securities Corp. Trust 5.400% due 11/25/2036 ^•	597	516
Saxon Asset Securities Trust 6.900% due 12/25/2037 •	168	139
Securitized Asset-Backed Receivables LLC Trust 5.795% due 01/25/2035 •	109	109
United National Home Loan Owner Trust 6.910% due 03/25/2025 ^«þ	4	3

Total Asset-Backed Securities (Cost $8,107)		7,456

SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS (e) 1.6%		2,156

U.S. TREASURY BILLS 1.0%
5.225% due 08/10/2023 - 09/12/2023 (c)(d)(h)	1,461	1,448

Total Short-Term Instruments (Cost $3,604)		3,604

Total Investments in Securities (Cost $251,879)		238,381

	SHARES
INVESTMENTS IN AFFILIATES 10.9%
SHORT-TERM INSTRUMENTS 10.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.9%
PIMCO Short-Term Floating NAV Portfolio III	1,553,536	15,105

Total Short-Term Instruments (Cost $15,102)		15,105

Total Investments in Affiliates (Cost $15,102)		15,105

Total Investments 182.8% (Cost $266,981)		$253,486
Financial Derivative Instruments (g)(i) 0.8%(Cost or Premiums, net $103)		1,078
Other Assets and Liabilities, net (83.6)%		(115,933)

Net Assets 100.0%		$138,631

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$486	U.S. Treasury Notes 4.625% due 06/30/2025		$(496)	$486	$486
JPS	5.090	06/28/2023	07/05/2023	1,670	U.S. Treasury Notes 1.375% due 12/31/2028		(1,648)	1,670	1,671

Total Repurchase Agreements							$(2,144)	$2,156	$2,157

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

SAL				5.260%	06/13/2023	07/13/2023	$(17,837)		$(17,889)

Total Reverse Repurchase Agreements									$(17,889)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (18.3)%
Fannie Mae, TBA					3.000%	07/01/2038	$500	$(471)	$(466)
Fannie Mae, TBA					4.000	07/01/2038	700	(680)	(676)
Ginnie Mae, TBA					2.000	08/01/2053	7,000	(5,940)	(5,888)
Ginnie Mae, TBA					4.000	08/01/2053	2,650	(2,525)	(2,510)
Uniform Mortgage-Backed Security, TBA					1.500	07/01/2038	5,000	(4,361)	(4,314)
Uniform Mortgage-Backed Security, TBA					3.000	08/01/2053	1,655	(1,469)	(1,459)
Uniform Mortgage-Backed Security, TBA					3.500	08/01/2053	10,800	(9,920)	(9,853)
Uniform Mortgage-Backed Security, TBA					4.500	07/01/2053	200	(193)	(192)

	Total U.S. Government Agencies							(25,559)	(25,358)

U.S. Treasury Obligations (1.2)%
U.S. Treasury Notes					1.375%	12/31/2028	1,900	(1,671)	(1,649)

Total Short Sales (19.5)%								$(27,230)	$(27,007)

(f)							Securities with an aggregate market value of $18,352 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(9,803) at a weighted average interest rate of 5.172%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures				06/2024	278	$65,945		$(70)	$17	$0
U.S. Treasury 5-Year Note September Futures				09/2023	50	5,355		(109)	0	0
U.S. Treasury 10-Year Note September Futures				09/2023	268	30,087		(298)	38	0
U.S. Treasury Ultra 10-Year Note September Futures				09/2023	24	2,843		(30)	7	0

							$(507)		$62	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures				09/2024	278	$(66,192)		$107	$4	$0
3-Month SOFR Active Contract September Futures				12/2023	46	(10,879)		138	0	(2)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2023	8	(1,090)		(13)	0	(10)

							$232		$4	$(12)

Total Futures Contracts							$(275)		$66	$(12)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	09/16/2023	$51,300	$0	$(747)	$(747)	$0	$(22)
Receive	1-Day USD-SOFR Compounded-OIS	0.250	Semi-Annual	06/16/2024	19,000	52	947	999	3	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.400	Semi-Annual	04/05/2025	11,600	6	726	732	0	(4)
Receive(1)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	05/04/2025	16,300	8	969	977	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	225	1	3	4	0	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	32,800	(375)	388	13	0	(16)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	6,500	(99)	78	(21)	0	(4)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	11,200	(59)	75	16	0	(16)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	14,800	(157)	76	(81)	0	(41)
Receive	3-Month USD-LIBOR	1.400	Maturity	07/05/2023	11,600	0	222	222	4	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	08/04/2023	16,300	0	166	166	5	0
Receive	3-Month USD-LIBOR	0.834	Semi-Annual	08/10/2023	1,000	0	10	10	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/16/2023	51,300	0	753	753	24	0

Total Swap Agreements						$(623)	$3,666	$3,043	$36	$(110)

(h)	Securities with an aggregate market value of $157 and cash of $1,182 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap			3-Month USD-LIBOR	Receive	5.500%	09/18/2023	8,200	$18	$10
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	1.500	01/24/2024	100	0	0
BPS	Call - OTC 7-Year Interest Rate Swap			3-Month USD-LIBOR	Pay	2.800	12/20/2023	500	10	3

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2023 (Unaudited)

	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	1,500	30	28
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/05/2024	5,000	33	114
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	500	10	3
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	1,600	32	30
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	03/08/2024	1,500	31	25
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	03/08/2024	1,500	31	25
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/09/2024	4,100	30	94
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	01/31/2024	11,500	15	61
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	11,000	25	93
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	12/16/2024	6,000	7	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.875	01/03/2024	100	3	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.625	01/03/2024	100	3	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.040	01/11/2024	2,000	19	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.040	01/11/2024	2,000	19	17
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/07/2024	5,000	36	115
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	02/28/2024	2,000	16	47
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.500	03/04/2024	2,000	15	47
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	09/18/2023	8,000	18	10
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	10,000	19	85
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	02/02/2024	20,000	16	105
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	06/14/2024	5,500	9	15
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	12/16/2024	2,800	5	6
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.770	12/21/2023	4,800	97	26
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	12/21/2023	4,800	97	95
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.513	04/05/2024	1,700	37	11
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	04/05/2024	1,700	37	65
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/11/2024	1,500	31	13
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/11/2024	1,500	31	49
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.732	04/24/2024	1,300	29	13
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.232	04/24/2024	1,300	29	39
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.433	02/27/2024	900	7	4
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.979	02/01/2024	200	0	0

							$845	$1,263

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

MSC	Put - OTC Fannie Mae, TBA 5.500% due 09/01/2053		$97.383	09/07/2023		1,200	$3	$4
SAL	Put - OTC Fannie Mae, TBA 5.500% due 09/01/2053		97.898	09/07/2023		2,000	6	7
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 06/01/2053		98.766	07/06/2023		700	1	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 06/01/2053		98.813	07/06/2023		1,500	3	0

							$13	$11

Total Purchased Options							$858	$1,274

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750%	09/18/2023	4,100	$(7)	$(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	4,100	(6)	(1)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.183	09/07/2023	1,000	(3)	(2)
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.740	07/06/2023	350	(1)	(1)
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	11,000	(12)	(58)
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	09/18/2023	4,000	(7)	(2)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	6.000	09/18/2023	4,000	(6)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	10,000	(9)	(52)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.045	09/07/2023	1,600	(7)	(6)
NGF	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.569	07/06/2023	700	(3)	(6)

$(61)	$(131)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053	$93.281	07/06/2023	1,500	$(6)	$(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053	93.859	07/06/2023	500	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2053	94.000	07/06/2023	500	(1)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	95.875	08/07/2023	5,500	(33)	(32)
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2053	97.875	08/07/2023	5,500	(30)	(8)

$(71)	$(45)

Total Written Options	$(132)	$(176)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$138	$0	$138
U.S. Government Agencies	0	209,697	0	209,697
Non-Agency Mortgage-Backed Securities	0	15,499	1,987	17,486
Asset-Backed Securities	0	7,419	37	7,456
Short-Term Instruments
Repurchase Agreements	0	2,156	0	2,156
U.S. Treasury Bills	0	1,448	0	1,448

$0	$236,357	$2,024	$238,381
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,105	$0	$0	$15,105

Total Investments	$15,105	$236,357	$2,024	$253,486

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(25,358)	0	(25,358)
U.S. Treasury Obligations	0	(1,649)	0	(1,649)

$0	$(27,007)	$0	$(27,007)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	102	0	102
Over the counter	4	1,270	0	1,274

$4	$1,372	$0	$1,376
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO Mortgage-Backed Securities Fund (Cont.)	June 30, 2023 (Unaudited)

Exchange-traded or centrally cleared	0	(122)	0	(122)
Over the counter	0	(176)	0	(176)

$0	$(298)	$0	$(298)

Total Financial Derivative Instruments	$4	$1,074	$0	$1,078

Totals	$15,109	$210,424	$2,024	$227,557

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (1)

Investments in Securities, at Value
U.S. Government Agencies	$865	$0	$(861)	$0	$0	$(4)	$0	$0	$0	$0
Non-Agency Mortgage-Backed Securities	1,856	0	(47)	0	(1)	(23)	202	0	1,987	(26)
Asset-Backed Securities	0	0	0	0	0	0	37	0	37	0

Totals	$2,721	$0	$(908)	$0	$(1)	$(27)	$239	$0	$2,024	$(26)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2023	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Asset-Backed Securities	$37	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Non-Agency Mortgage-Backed Securities	1,785	Discounted Cash Flow	Discount Rate	4.460 - 4.590	4.549
202	Fair Valuation of odd lot positions	Adjustment factor	2.500	—

Total	$2,024

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Municipal Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.9% ¤
CORPORATE BONDS & NOTES 1.8%
BANKING & FINANCE 0.2%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	$4,800	$4,696

INDUSTRIALS 1.6%
Adventist Health System 3.630% due 03/01/2049	5,000	3,737
CommonSpirit Health 4.187% due 10/01/2049	7,000	5,686
Cottage Health Obligated Group 3.304% due 11/01/2049	6,000	4,448
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,000	1,512
Marin General Hospital 7.242% due 08/01/2045	5,000	4,935
Providence St Joseph Health Obligated Group 5.403% due 10/01/2033	8,000	7,902
Sutter Health 4.091% due 08/15/2048	4,500	3,727

		31,947

Total Corporate Bonds & Notes (Cost $36,240)		36,643

MUNICIPAL BONDS & NOTES 88.1%
ALABAMA 2.7%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.000% due 09/15/2033	550	552
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 10/01/2052	13,050	12,936
4.360% (MUNIPSA) due 10/01/2052 ~	3,500	3,404
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
4.000% due 12/01/2052	2,000	1,944
5.250% due 02/01/2053	5,250	5,498
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013 6.500% due 10/01/2053	12,500	13,179
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2027	2,710	2,790
5.000% due 09/01/2046	1,000	1,041
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.314% (0.67*US0001M + 0.850%) due 06/01/2049 ~	2,000	2,000
4.364% (0.67*US0001M + 0.900%) due 04/01/2049 ~	3,000	3,000
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,150	9,873

		56,217

ALASKA 0.5%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2034	1,280	1,425
5.000% due 12/01/2034	1,335	1,480
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	7,575	8,069

		10,974

ARIZONA 1.3%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	390	216
5.000% due 01/01/2043	6,285	4,050
5.000% due 01/01/2054	8,000	4,729
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022 5.000% due 09/01/2052	6,900	7,063
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.125% due 09/01/2042	2,500	2,431
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2038	1,250	1,241
5.000% due 07/01/2049	5,435	5,744

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Tempe, Arizona Certificates of Participation Bonds, Series 2021 2.171% due 07/01/2033	2,500	1,946

		27,420

CALIFORNIA 9.2%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.350% due 10/01/2048 (c)	5,000	2,538
Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,043
5.000% due 12/01/2032	3,000	3,024
5.000% due 12/01/2033	3,500	3,527
5.000% due 12/01/2034	3,000	3,024
Bay Area Toll Authority, California Revenue Bonds, Series 2017 4.000% due 04/01/2034	3,500	3,611
Bay Area Toll Authority, California Revenue Bonds, Series 2023 3.000% due 04/01/2055	15,860	15,860
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 01/01/2054	14,680	15,366
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	2,750	2,088
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	835	836
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2034	200	205
4.000% due 06/01/2035	200	204
5.000% due 06/01/2033	250	275
California Department of Water Resources State Revenue Bonds, Series 2020
1.609% due 12/01/2032	1,000	768
1.789% due 12/01/2035	2,500	1,805
California Department of Water Resources State Revenue Bonds, Series 2021 2.132% due 12/01/2033	2,500	1,974
California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	1,762
4.000% due 08/15/2050	1,000	983
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	24,400	24,298
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	5,000	4,720
5.000% due 01/01/2056	1,250	952
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	2,125	1,957
4.000% due 09/01/2050 (d)	1,030	798
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,400	1,379
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,870	1,902
California State General Obligation Bonds, Series 2023
3.875% due 12/01/2030	3,000	2,969
5.000% due 10/01/2031	2,350	2,774
California State Public Works Board Revenue Bonds, Series 2022 5.000% due 08/01/2036	3,500	4,029
California State University Revenue Bonds, Series 2021 2.144% due 11/01/2033	1,500	1,178
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	2,750	2,251
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021 4.000% due 10/01/2056	2,350	1,730
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2019 4.094% due 01/15/2049	3,500	2,904
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	61,700	6,734
3.850% due 06/01/2050	6,260	5,683
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	2,000	2,085
Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	553
5.000% due 05/01/2029	500	537
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,025	952
Livermore, California Certificates of Participation Bonds, Series 2020 4.000% due 10/01/2040	450	455
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2023 4.000% due 08/01/2050	5,000	4,936
Long Beach Community College District, California General Obligation Bonds, Series 2019 2.587% due 08/01/2031	4,870	4,176
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2039	1,000	1,132
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,540	8,721
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2037	3,520	3,693
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2037	3,000	3,351
Los Angeles Department of Airports, California Revenue Bonds, Series 2023 5.000% due 05/15/2037	1,000	1,094

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022 5.000% due 07/01/2047	1,000	1,110
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2018 5.000% due 07/01/2037	6,000	6,533
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	11,150	11,061
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (b)	5,000	1,636
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,000	1,015
Riverside County, California Transportation Commission Revenue Bonds, Series 2021 4.000% due 06/01/2039	1,500	1,483
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2034	6,385	7,013
San Joaquin Delta Community College, California General Obligations, Series 2021 2.004% due 08/01/2030	2,000	1,676

		192,363

COLORADO 3.3%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2045	5,000	4,931
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	4,915	4,597
Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.560% (MUNIPSA) due 05/15/2061 ~	7,250	7,184
5.250% due 11/01/2039	2,000	2,163
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046	10,515	10,354
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2029	10,000	10,740
5.000% due 12/01/2031	1,000	1,071
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
5.000% due 11/15/2047	3,275	3,573
5.000% due 11/15/2053	2,500	2,616
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	5,000	4,925
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,300	1,472
5.000% due 09/01/2036	1,400	1,556
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021 3.740% (SOFRRATE) due 09/01/2039 ~	3,500	3,486
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	8,372
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2040	1,300	1,277

		68,317

CONNECTICUT 1.6%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	1,650	1,680
5.000% due 05/01/2032	2,000	2,278
5.000% due 05/01/2035	1,000	1,124
5.000% due 05/01/2040	5,075	5,544
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	4,290	4,641
Connecticut Special Tax State Revenue Bonds, Series 2022 5.250% due 07/01/2040	5,945	6,811
Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	1,896
5.000% due 06/15/2038	1,115	1,192
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2038	2,000	2,019
5.000% due 04/15/2035	6,300	6,938

		34,123

DELAWARE 0.6%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 12/01/2039	10,190	8,928
0.000% due 12/01/2039 (b)	1,283	1,188
7.120% due 12/01/2039	1,800	1,724
7.650% due 12/01/2039	230	231

		12,071

DISTRICT OF COLUMBIA 0.4%
District of Columbia Revenue Bonds, Series 2019 5.000% due 03/01/2044	2,250	2,437
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2022
5.000% due 10/01/2030	1,585	1,738
5.000% due 10/01/2031	2,750	3,052

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023 4.125% due 07/15/2047	1,790	1,785

		9,012

FLORIDA 2.0%
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 4.500% due 01/01/2035	1,250	1,127
Florida Development Finance Corp. Revenue Bonds, Series 2021 4.000% due 11/15/2035	1,850	1,856
Florida State General Obligation Bonds, Series 2019 4.000% due 06/01/2038	3,000	3,061
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2033	2,000	2,213
5.000% due 10/01/2035	2,500	2,730
5.000% due 10/01/2036	5,235	5,688
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	2,000	2,164
Miami-Dade County, Florida Revenue Bonds, Series 2016 0.000% due 10/01/2032 (b)	2,900	2,027
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	1,991
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2035	1,650	1,803
5.250% due 10/01/2052	5,000	5,255
Orange County Health Facilities Authority, Florida Revenue Bond,Series 2023
5.000% due 10/01/2040	1,200	1,297
5.000% due 10/01/2041	1,000	1,077
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (b)	1,200	879
0.000% due 10/01/2033 (b)	1,680	1,071
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	4,000	4,163
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (b)	750	445
0.000% due 09/01/2036 (b)	800	447
0.000% due 09/01/2037 (b)	800	421
0.000% due 09/01/2038 (b)	1,000	499
4.000% due 07/01/2039	1,200	1,166

		41,380

GEORGIA 3.9%
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,108
5.000% due 07/01/2037	500	542
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	5,000	4,945
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	7,000	6,901
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2022 5.000% due 10/01/2052	10,000	10,930
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,125	1,063
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019 5.000% due 06/15/2031	1,210	1,354
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	7,000	6,979
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
4.000% due 04/01/2048	1,000	1,001
4.294% (0.67*US0001M + 0.830%) due 08/01/2048 ~	4,850	4,847
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2033	2,500	2,570
5.000% due 05/15/2049	2,250	2,308
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 5.000% due 12/01/2052	5,000	5,161
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 07/01/2053	2,000	2,091
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	3,000	2,995
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	876
5.000% due 01/01/2038	1,500	1,536
5.000% due 01/01/2039	1,500	1,532
5.000% due 01/01/2049	2,000	2,028
5.000% due 01/01/2059	5,000	5,039
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2046	345	305
4.000% due 01/01/2051	1,000	914
5.000% due 01/01/2056	1,100	1,123
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	4,936
Municipal Electric Authority of Georgia Revenue Bonds, Series 2023 5.500% due 07/01/2064	4,500	4,689
Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	414

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.000% due 01/01/2027	400	420
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2030	165	176
5.000% due 01/01/2031	180	192
5.000% due 01/01/2032	220	234
Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020 4.000% due 09/01/2039	2,100	2,140

		81,349

ILLINOIS 7.0%
Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 12/01/2036	2,000	1,871
Chicago Board of Education, Illinois General Obligation Bonds, Series 2015 5.250% due 12/01/2035	1,000	1,004
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	2,000	2,069
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2042	2,500	2,546
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2038	4,000	4,192
5.000% due 07/01/2038	1,000	1,019
5.000% due 01/01/2039	2,000	2,090
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055	5,000	5,160
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021 5.000% due 06/01/2029	1,170	1,275
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014 5.000% due 12/01/2044	7,500	7,576
Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,940	2,063
5.750% due 01/01/2034	4,500	4,801
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,610	1,739
Cook County, Illinois General Obligation Bonds, Series 2021 5.000% due 11/15/2032	1,200	1,345
Cook County, Illinois Sales Tax Revenue Bonds, Series 2018 5.250% due 11/15/2035	1,000	1,071
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,314
5.000% due 02/15/2029	4,500	4,781
Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035	2,800	2,597
5.000% due 11/01/2049	2,500	2,038
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2041	5,000	4,865
Illinois Finance Authority Revenue Bonds, Series 2021 4.000% due 05/01/2045	3,830	3,238
Illinois State General Obligation Bonds, Series 2014
5.000% due 05/01/2026	4,000	4,040
5.250% due 02/01/2034	3,500	3,530
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	911
5.000% due 10/01/2033	1,610	1,727
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,369
4.000% due 10/01/2035	8,000	8,048
Illinois State General Obligation Notes, Series 2016 5.000% due 02/01/2026	3,790	3,929
Illinois State General Obligation Notes, Series 2017 5.000% due 12/01/2026	5,000	5,254
Illinois State General Obligation Notes, Series 2018
5.000% due 10/01/2023	1,500	1,505
5.000% due 10/01/2028	5,165	5,590
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	6,000	6,689
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,685	3,689
Illinois State Revenue Bonds, Series 2016 3.000% due 06/15/2033	1,000	928
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	5,000	5,175
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2033 (b)	3,700	2,506
0.000% due 12/15/2037 (b)	4,500	2,394
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2017 4.950% due 12/15/2047 (c)	2,500	1,552
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	15,480	14,060
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2028	2,250	2,368
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	5,600	6,658
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,150	1,210

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2030	2,250	2,484

		146,270

INDIANA 2.3%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	3,500	3,488
Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	2,240	1,963
3.000% due 11/01/2030	1,000	907
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	7,500	6,802
Indiana Finance Authority Revenue Bonds, Series 2019
5.000% due 10/01/2053 (a)	5,000	5,390
7.000% due 03/01/2039	5,805	4,422
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	13,840	13,813
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,000	984
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	5,000	5,100
Whiting, Indiana Revenue Bonds, Series 2019 5.000% due 12/01/2044	5,000	5,150

		48,019

IOWA 0.7%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 4.500% due 08/15/2032	5,800	5,771
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 5.740% due 08/15/2029	4,510	4,504
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	5,000	4,931

		15,206

KANSAS 0.1%
Kansas Development Finance Authority Revenue Bonds, Series 2021 5.000% due 11/15/2054	960	1,063

KENTUCKY 0.5%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017 5.000% due 08/15/2032	1,000	1,055
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	1,670	1,294
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	4,000	3,993
Kentucky Public Energy Authority Revenue Bonds, Series 2022 4.000% due 08/01/2052	2,000	1,963
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2035	1,000	1,017

		9,322

LOUISIANA 0.3%
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 07/01/2041	1,500	1,634
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	370	363
2.375% due 06/01/2037	4,015	3,813

		5,810

MAINE 0.7%
Maine Finance Authority Revenue Bonds, Series 2023
3.750% due 12/01/2033	1,560	1,508
4.000% due 12/01/2034	1,580	1,547
4.000% due 12/01/2035	1,395	1,350
4.000% due 12/01/2036	1,460	1,384
4.250% due 12/01/2037	1,440	1,376
5.000% due 12/01/2032	1,670	1,801
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	5,000	5,000

		13,966

MARYLAND 0.9%
Baltimore County, Maryland General Obligation Bonds, Series 2022 5.000% due 03/01/2035	3,000	3,520
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	4,470	4,648
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2036	1,000	1,081

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.052% due 07/01/2040	4,500	3,386
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2046	1,000	895
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2037	5,000	5,758

		19,288

MASSACHUSETTS 1.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	2,010
Commonwealth of Massachusetts General Obligation Bonds, Series 2020
2.029% due 07/01/2035	3,500	2,628
2.514% due 07/01/2041	8,000	5,969
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.250% due 10/01/2047	9,000	10,087
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,508
Massachusetts Development Finance Agency Revenue Bonds, Series 2019
4.610% (MUNIPSA) due 07/01/2049 ~	1,000	989
5.000% due 09/01/2059	10,000	10,407
Massachusetts Port Authority Revenue Bonds, Series 2022
5.000% due 07/01/2035	1,350	1,495
5.000% due 07/01/2036	1,290	1,416
Massachusetts School Building Authority Revenue Bonds, Series 2019 5.000% due 02/15/2044	1,900	2,035

		39,544

MICHIGAN 1.1%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	3,650	4,065
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	5,500	4,112
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.068% (US0003M) due 07/01/2032 ~	3,750	3,553
Ferris State University, Michigan Revenue Bonds, Series 2016 5.000% due 10/01/2041	1,420	1,474
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2020 3.056% due 07/01/2039	2,550	2,064
Michigan Finance Authority Revenue Bonds, Series 2019
3.384% due 12/01/2040	2,000	1,622
5.000% due 12/01/2048	3,000	3,095
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (b)	26,500	2,587

		22,572

MINNESOTA 0.2%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2037	1,175	1,235
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022 5.000% due 01/01/2035	1,350	1,485
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022 5.000% due 01/01/2032	1,075	1,193

		3,913

MISSOURI 0.9%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,481
4.000% due 02/15/2049	1,000	935
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.000% due 05/01/2033	5,000	5,839
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2021 5.000% due 07/01/2031	1,500	1,721
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020 4.000% due 03/01/2039	5,215	5,057
Missouri Development Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	3,000	3,340

		19,373

NEBRASKA 0.0%
Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020 4.000% due 11/15/2050	1,000	947

NEVADA 0.3%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	4,000	4,032
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	923

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.000% due 06/01/2033	220	238

		5,193

NEW HAMPSHIRE 0.2%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.787% due 09/20/2034	3,990	3,675

NEW JERSEY 3.2%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,046
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	3,750	3,809
MiddleSex County Improvement Authority, New Jersey Revenue Bond, Series 2023 5.000% due 08/15/2053 (a)	7,500	8,117
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	370	374
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2041	1,000	974
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.250% due 07/01/2035	3,000	3,003
New Jersey State General Obligation Notes, Series 2020 4.000% due 06/01/2030	1,400	1,487
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (b)	4,550	3,187
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 4.000% due 12/15/2031	8,195	8,454
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2031	3,500	3,792
5.000% due 06/15/2044	1,500	1,566
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	2,000	1,990
4.000% due 06/15/2050	1,000	944
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
4.250% due 06/15/2044	4,000	3,963
5.000% due 06/15/2038	8,500	9,267
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018 5.000% due 12/15/2028	2,155	2,355
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 5.000% due 12/15/2028	1,100	1,202
New Jersey Turnpike Authority Revenue Bonds, Series 2017 4.000% due 01/01/2034	2,500	2,580
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,260	4,575
5.000% due 06/01/2046	3,700	3,716

		66,401

NEW MEXICO 0.4%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	8,000	6,886
University of New Mexico Revenue Notes, Series 2016 5.000% due 06/01/2026	1,000	1,055

		7,941

NEW YORK 11.5%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	2,500	2,744
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	4,305	4,240
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022 2.875% due 07/25/2036 (d)	1,972	1,729
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,750	1,504
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005 3.720% (SOFRRATE) due 11/01/2035 ~	4,490	4,459
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	2,000	1,681
New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 5.810% due 03/01/2026	2,000	2,031
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2032	2,780	2,894
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2037	2,500	2,691
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022 5.000% due 07/15/2035	5,000	5,814
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 5.000% due 05/01/2037	4,500	4,846
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	8,000	8,068
5.000% due 05/01/2037	4,840	5,282
New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2020 4.000% due 12/01/2034	2,000	2,067

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

New York City Water & Sewer System, New York Revenue Bonds, Series 2014 3.750% due 06/15/2050	17,750	17,750
New York City, New York General Obligation Bonds, Series 2012 4.210% due 04/01/2042	5,000	5,000
New York City, New York General Obligation Bonds, Series 2018 3.750% due 12/01/2047	15,000	15,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.250% due 06/15/2052	1,250	1,402
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2047	5,000	5,669
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2030	5,000	5,776
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 4.000% due 11/01/2037	5,000	5,099
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	2,720	3,108
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,000	4,935
5.375% due 11/15/2040	2,000	2,004
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2045	6,600	6,531
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	9,550	8,981
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 4.000% due 05/01/2041	5,350	5,162
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000	1,062
4.000% due 02/15/2039	6,750	6,790
4.000% due 02/15/2047	3,710	3,630
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 03/15/2039	2,000	2,015
5.000% due 03/15/2041	2,375	2,634
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	3,000	2,542
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2043	8,250	8,161
New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2046	10,000	10,997
5.000% due 03/15/2054	5,000	5,437
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2039	2,875	3,091
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	7,300	7,391
5.000% due 03/15/2044	2,500	2,712
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	2,000	2,080
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2033	1,000	1,099
5.000% due 12/01/2034	450	479
5.000% due 12/01/2035	400	423
New York Transportation Development Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	8,000	8,677
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2030	400	431
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	1,325	1,309
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.000% due 05/15/2057	2,120	2,209
Port Authority of New York & New Jersey Revenue Bonds, Series 2018 5.000% due 07/15/2037	5,000	5,454
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2039	2,500	2,718
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	3,960	3,782
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	3,750	4,131
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	6,785	7,315
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	1,750	1,661
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2028	4,000	4,192

		238,889

NORTH CAROLINA 0.1%
North Carolina Statue University Revenue Bonds, Series 2020 2.304% due 10/01/2035	1,840	1,437

OHIO 2.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 5.000% due 02/15/2034	1,815	2,050
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	25,000	3,102
4.000% due 06/01/2048	7,570	7,017

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

5.000% due 06/01/2034	3,000	3,252
5.000% due 06/01/2036	2,000	2,136
5.000% due 06/01/2055	990	929
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	7,500	6,974
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	8,250	8,193
Ohio Air Quality Development Authority Revenue Bonds, Series 2005 2.100% due 04/01/2028	4,085	3,952
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	4,715	4,107
Ohio State Revenue Bonds, Series 2020 4.000% due 11/15/2036	1,000	951

		42,663

OKLAHOMA 0.2%
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,750	1,624
Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	738
5.000% due 08/01/2029	755	785

		3,147

OREGON 1.5%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,332
Crook County, Oregon General Obligation Bonds, Series 2022 5.000% due 12/01/2046 (c)	2,000	1,748
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	1,000	976
Multnomah County School District 40, Oregon General Obligations, Series 2023 0.000% due 06/15/2036 (b)	1,500	865
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2030	600	646
Oregon State General Obligation Bonds, Series 2023
5.000% due 05/01/2042	10,765	12,157
5.000% due 06/01/2042	3,225	3,645
Portland, Oregon Water System Revenue Bonds, Series 2019 5.000% due 05/01/2044	5,000	5,408
Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020
0.000% due 06/15/2039 (b)	3,000	1,516
5.000% due 06/15/2031	2,500	2,865

		31,158

PENNSYLVANIA 7.9%
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	470	539
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	2,577
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	7,500	7,381
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	17,000	15,650
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2019 3.850% due 06/01/2037	75,025	75,025
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2046	4,875	5,057
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 5.110% (MUNIPSA) due 08/15/2038 ~(d)	3,205	3,167
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,250	2,069
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022
4.000% due 05/01/2039	1,375	1,324
4.000% due 05/01/2040	1,750	1,670
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 4.410% (MUNIPSA) due 06/01/2041 ~	6,000	5,895
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	500	520
5.500% due 06/30/2037	1,850	2,060
5.500% due 06/30/2038	2,000	2,215
5.500% due 06/30/2039	3,250	3,580
6.000% due 06/30/2061	7,000	7,815
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
4.000% due 01/01/2027	1,525	1,518
4.000% due 01/01/2030	800	795
4.000% due 01/01/2031	800	794
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 07/01/2026	1,500	1,482
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 12/31/2032	2,500	2,758
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 09/01/2045	4,915	4,970

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,000	3,171
5.000% due 12/01/2048	3,750	3,925
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 4.000% due 12/01/2043	3,325	3,289
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2047	1,275	1,404
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2042	1,000	1,126
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 07/01/2037	700	642
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
5.000% due 07/01/2028	1,400	1,449
5.000% due 07/01/2030	700	734

		164,601

PUERTO RICO 5.1%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	20,520	10,363
0.000% due 11/01/2051	44,272	20,420
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	3,750	2,298
4.000% due 07/01/2041	9,000	7,843
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	11,584	9,585
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.988% (0.67*US0003M + 0.520%) due 07/01/2029 ~	7,985	7,404
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
5.000% due 07/01/2053 (c)	13,567	8,310
5.000% due 07/01/2062	1,409	1,374
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (b)	916	584
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	5,000	1,411
0.000% due 07/01/2051 (b)	65,600	13,868
4.500% due 07/01/2034	2,456	2,444
4.750% due 07/01/2053	11,570	11,054
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	10,167	9,958

		106,916

RHODE ISLAND 0.9%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	5,000	5,076
5.000% due 06/01/2050	13,800	13,654

		18,730

SOUTH CAROLINA 0.2%
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2042	650	663
4.250% due 02/01/2043	675	688
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2046	3,000	3,163

		4,514

TENNESSEE 1.6%
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017 4.750% due 07/01/2027	290	250
Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Bonds, Series 2022 4.000% due 01/01/2042	5,000	5,008
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	724
Metropolitan Nashville Airport Authority, Tennessee Revenue Notes, Series 2022 5.250% due 07/01/2032	1,205	1,366
Tennergy Corp, Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	6,000	6,356
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	8,250	8,350
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	9,065	8,948
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2024	1,400	1,405
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,685	1,749

		34,156

TEXAS 6.5%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.250% due 12/01/2045	6,000	6,000
7.500% due 12/01/2045	1,000	656

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Anna Independent School District, Texas General Obligation Bonds, Series 2023 4.125% due 02/15/2053	1,750	1,711
Austin, Texas Electric Utility Revenue Bonds, Series 2023 5.000% due 11/15/2048	5,800	6,356
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017 5.000% due 11/15/2037	2,000	2,130
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,000	1,832
Central Texas Regional Mobility Authority Revenue Bonds, Series 2020 3.593% due 01/01/2042	3,000	2,409
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	800	794
4.000% due 01/01/2041	800	790
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (b)	10,000	5,154
5.000% due 08/15/2042	1,000	1,006
City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2022 5.000% due 07/15/2047	4,000	4,337
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,507
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2023 5.000% due 02/15/2038	3,000	3,415
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021
4.000% due 11/01/2045	5,000	4,855
5.000% due 11/01/2043	5,805	6,254
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2036	6,965	7,873
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2020 2.130% due 10/01/2033	1,000	801
Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2023 4.250% due 02/15/2053	2,000	1,990
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,450	4,469
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	2,580	2,489
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 4.000% due 10/01/2042	5,000	4,909
Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2034	1,000	1,086
5.000% due 07/01/2035	1,460	1,577
5.000% due 07/01/2036	1,000	1,074
5.000% due 07/01/2037 (a)	2,000	2,176
Houston, Texas Combined Utility System Revenue Bonds, Series 2020 1.972% due 11/15/2034	1,000	754
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,300
Lower Colorado River Authority, Texas Revenue Bonds, Series 2020 5.000% due 05/15/2045	1,750	1,853
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2008 4.000% due 06/01/2030	2,500	2,488
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	2,000	1,971
5.000% due 01/01/2047	2,000	1,768
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2039	4,230	4,346
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2048	6,000	6,170
North Texas Tollway Authority Revenue Bonds, Series 2018 5.000% due 01/01/2048	4,000	4,135
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	100
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017 5.000% due 02/01/2047	5,000	5,231
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	2,800	3,098
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2023 5.500% due 07/01/2053	3,000	3,208
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.170% (US0003M) due 12/15/2026 ~	4,000	3,942
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	2,250	2,250
Texas State General Obligation Bonds, Series 2016 5.500% due 08/01/2031	3,000	3,202
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	4,500	4,522
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	2,000	2,003
Williamson County, Texas General Obligation Notes, Series 2021 0.922% due 02/15/2027	5,000	4,372

		135,363

UTAH 0.2%
City of Salt Lake, Utah Airport Revenue Bonds, Series 2017 5.000% due 07/01/2042	3,000	3,071

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

City of Salt Lake, Utah Airport Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,750	1,796

		4,867

VIRGINIA 1.0%
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021 4.000% due 01/01/2055	2,500	2,248
Virginia Small Business Financing Authority Revenue Bonds, Series 2017 5.000% due 12/31/2056	6,220	6,264
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	7,375	6,839
5.500% due 07/01/2049	2,500	2,272
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,250	3,079

		20,702

WASHINGTON 0.8%
Snohomish County, Washington Public Utility District No 1 Revenue Bonds, Series 2021 5.000% due 12/01/2051	9,000	9,663
State of Washington General Obligation Refunding Bonds, Series 2021 4.000% due 08/01/2035	3,180	3,348
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 5.000% due 01/01/2047	2,000	2,133
Washington Health Care Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	1,000	935
Washington Higher Education Facilities Authority Revenue Bonds, Series 2020 4.000% due 05/01/2045	1,000	923

		17,002

WEST VIRGINIA 0.2%
West Virginia State General Obligation Bonds, Series 2019 5.000% due 12/01/2041	3,500	3,775

WISCONSIN 2.1%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 6.750% due 08/01/2031	11,000	7,700
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035	2,500	2,254
5.250% due 03/01/2045	1,825	1,620
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,040	852
4.000% due 03/31/2056	4,690	3,747
4.500% due 06/01/2056	2,500	1,856
5.000% due 01/01/2056	1,150	861
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 2.625% due 11/01/2025	1,500	1,439
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (b)	3,200	1,700
0.000% due 12/15/2039 (b)	3,250	1,544
0.000% due 12/15/2050 (b)	15,000	4,033
0.000% due 12/15/2060 (b)	2,500	402
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 11/15/2035	5,500	5,712
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,500	3,356
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 10/15/2036	2,375	2,408
4.000% due 08/15/2040	2,000	1,967
Wisconsin State Revenue Notes, Series 2023 4.614% due 05/01/2032	1,500	1,490

		42,941

Total Municipal Bonds & Notes (Cost $1,837,086)		1,832,590

U.S. GOVERNMENT AGENCIES 0.4%
Freddie Mac
3.790% due 07/01/2040	3,994	3,585

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

3.850% due 07/01/2039	5,496	4,962

Total U.S. Government Agencies (Cost $8,650)		8,547

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Freddie Mac 4.140% due 01/25/2040	9,993	9,297

Total Non-Agency Mortgage-Backed Securities (Cost $9,373)		9,297

ASSET-BACKED SECURITIES 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority 5.198% due 12/01/2039	3,300	3,372

Total Asset-Backed Securities (Cost $3,300)		3,372

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (e) 0.0%		535

Total Short-Term Instruments (Cost $535)		535

Total Investments in Securities (Cost $1,895,184)		1,890,984

	SHARES
INVESTMENTS IN AFFILIATES 9.2%
SHORT-TERM INSTRUMENTS 9.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%
PIMCO Short-Term Floating NAV Portfolio III	19,615,021	190,717

Total Short-Term Instruments (Cost $190,663)		190,717

Total Investments in Affiliates (Cost $190,663)		190,717

Total Investments 100.1% (Cost $2,085,847)		$2,081,701
Financial Derivative Instruments (f)(i) (0.0)%(Cost or Premiums, net $0)		(204)
Other Assets and Liabilities, net (0.1)%		(1,474)

Net Assets 100.0%		$2,080,023

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	«					Security valued using significant unobservable inputs (Level 3).
	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)					When-issued security.
	(b)					Zero coupon security.
	(c)					Security becomes interest bearing at a future date.
	(d)					RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%			09/01/2050	11/22/2022	$826	$798	0.04%
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022	2.875			07/25/2036	11/17/2022	1,716	1,729	0.08
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	5.110			08/15/2038	09/14/2021	3,274	3,167	0.15

						$5,816	$5,694	0.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$535	U.S. Treasury Notes 4.625% due 06/30/2025	$(546)	$535	$535

Total Repurchase Agreements						$(546)	$535	$535

	(1)					Includes accrued interest.
	(f)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
							Variation Margin
Description	Expiration Month			# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2023			140	$(15,717)	$297	$0	$(20)
U.S. Treasury Long-Term Bond September Futures	09/2023			46	(5,838)	12	0	(34)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023			120	(16,346)	(237)	0	(150)

Total Futures Contracts						$72	$0	$(204)

Cash of $3,992 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
	Banking & Finance			$0	$0	$4,696	$4,696
	Industrials			0	31,947	0	31,947
Municipal Bonds & Notes
	Alabama			0	56,217	0	56,217
	Alaska			0	10,974	0	10,974
	Arizona			0	27,420	0	27,420
	California			0	192,363	0	192,363
	Colorado			0	68,317	0	68,317
	Connecticut			0	34,123	0	34,123
	Delaware			0	12,071	0	12,071
	District of Columbia			0	9,012	0	9,012
	Florida			0	41,380	0	41,380

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Georgia	0	81,349	0	81,349
Illinois	0	146,270	0	146,270
Indiana	0	48,019	0	48,019
Iowa	0	15,206	0	15,206
Kansas	0	1,063	0	1,063
Kentucky	0	9,322	0	9,322
Louisiana	0	5,810	0	5,810
Maine	0	13,966	0	13,966
Maryland	0	19,288	0	19,288
Massachusetts	0	39,544	0	39,544
Michigan	0	22,572	0	22,572
Minnesota	0	3,913	0	3,913
Missouri	0	19,373	0	19,373
Nebraska	0	947	0	947
Nevada	0	5,193	0	5,193
New Hampshire	0	3,675	0	3,675
New Jersey	0	66,401	0	66,401
New Mexico	0	7,941	0	7,941
New York	0	238,889	0	238,889
North Carolina	0	1,437	0	1,437
Ohio	0	42,663	0	42,663
Oklahoma	0	3,147	0	3,147
Oregon	0	31,158	0	31,158
Pennsylvania	0	164,601	0	164,601
Puerto Rico	0	106,916	0	106,916
Rhode Island	0	18,730	0	18,730
South Carolina	0	4,514	0	4,514
Tennessee	0	34,156	0	34,156
Texas	0	135,363	0	135,363
Utah	0	4,867	0	4,867
Virginia	0	20,702	0	20,702
Washington	0	17,002	0	17,002
West Virginia	0	3,775	0	3,775
Wisconsin	0	42,941	0	42,941
U.S. Government Agencies	0	8,547	0	8,547
Non-Agency Mortgage-Backed Securities	0	9,297	0	9,297
Asset-Backed Securities	0	3,372	0	3,372
Short-Term Instruments
Repurchase Agreements	0	535	0	535

	$0	$1,886,288	$4,696	$1,890,984
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$190,717	$0	$0	$190,717

Total Investments	$190,717	$1,886,288	$4,696	$2,081,701

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(204)	$0	$(204)

Total Financial Derivative Instruments	$0	$(204)	$0	$(204)

Totals	$190,717	$1,886,084	$4,696	$2,081,497

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
`INVESTMENTS IN SECURITIES 90.3% ¤
MUNICIPAL BONDS & NOTES 88.8%
ALABAMA 2.0%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$2,000	$1,977
Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023 5.000% due 11/15/2034	3,350	3,711
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.500% due 01/01/2053	2,500	2,660
West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998 3.650% due 06/01/2028	1,800	1,800

		10,148

ARIZONA 3.2%
Arizona Health Facilities Authority Revenue Bonds, Series 2014 5.000% due 01/01/2044	4,000	4,034
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022 5.000% due 09/01/2052	2,000	2,048
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 4.125% due 09/01/2032	2,500	2,511
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	313
5.000% due 07/01/2030	350	365
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 5.000% due 01/01/2053	1,000	1,078
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2022 5.000% due 01/01/2031	2,505	2,815
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2039	2,500	2,463
Tempe, Arizona Certificates of Participation Bonds, Series 2021 2.171% due 07/01/2033	1,000	778

		16,405

CALIFORNIA 11.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 4.460% (MUNIPSA) due 04/01/2056 ~	1,000	989
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 01/01/2054	3,750	3,925
California Department of Water Resources State Revenue Bonds, Series 2022 5.000% due 12/01/2035	4,375	5,237
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	2,200	2,197
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	10,000	9,958
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	2,500	2,994
California State General Obligation Bonds, Series 2022 5.000% due 09/01/2039	2,500	2,866
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	3,055	3,268
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,625	1,442
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	2,630	2,631
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2021 1.313% due 08/01/2028	4,000	3,392
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	2,255	2,047
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	800	743
Los Angeles County, California Facilities Inc Revenue Bonds, Series 2018 5.000% due 06/28/2024 (a)	2,325	2,366
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 5.500% due 05/15/2039	5,000	5,594
Los Angeles Department of Airports, California Revenue Bonds, Series 2023 5.000% due 05/15/2036	1,000	1,105
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017 5.000% due 05/01/2047	3,630	3,708

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	1,250	1,367

		55,829

COLORADO 2.5%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,385	1,268
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2034	1,000	1,122
5.250% due 11/01/2036	1,000	1,101
Colorado State Certificates of Participation Bonds, Series 2022 6.000% due 12/15/2038	3,000	3,624
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,031
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2032	2,000	2,141
Denver, Colorado Airport System City & County Revenue Notes, Series 2022 5.000% due 11/15/2029	1,000	1,089
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 01/15/2031	1,140	1,261

		12,637

CONNECTICUT 1.8%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	1,000	1,083
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2030	1,000	1,088
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,101
Connecticut State General Obligation Bonds, Series 2022 4.000% due 01/15/2034	1,500	1,611
Connecticut State General Obligation Notes, Series 2022
5.000% due 11/15/2028	1,000	1,111
5.000% due 11/15/2029	1,875	2,122
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2030	1,000	1,109

		9,225

DISTRICT OF COLUMBIA 1.5%
District of Columbia Revenue Bonds, Series 2019 4.000% due 03/01/2040	4,370	4,416
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021 5.000% due 10/01/2029	3,000	3,261

		7,677

FLORIDA 3.7%
Escambia County, Florida Revenue Bonds, Series 2019 2.000% due 11/01/2033	775	757
Florida Development Finance Corp. Revenue Bonds, Series 2021 5.000% due 09/01/2026 (a)	1,450	1,509
Florida Municipal Power Agency Revenue Bonds, Series 2015 5.000% due 10/01/2027	500	518
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	2,500	2,488
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	1,000	1,014
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022 5.000% due 10/01/2034	2,400	2,644
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,030
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2034	3,400	3,744
5.000% due 10/01/2036	1,300	1,407
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	1,000	859
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2032 (b)	1,000	669
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2026 (b)	275	239
University of Florida Department of Housing & Residence Education Hsg Sys Rev, Florida Revenue Bonds, Series 2021 4.000% due 07/01/2035	2,000	2,071

		18,949

GEORGIA 3.0%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2019 4.000% due 07/01/2036	2,000	2,004
Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019 4.000% due 07/01/2035	4,000	4,013
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,250	1,236

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	1,000	986
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	400	378
Georgia State General Obligation Notes, Series 2022 5.000% due 07/01/2030	1,440	1,664
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	250	249
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 4.294% (0.67*US0001M + 0.830%) due 08/01/2048 ~	550	550
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,500	1,491
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2034	500	535
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2026	385	401
5.000% due 01/01/2031	525	582
5.000% due 01/01/2032	100	110
Municipal Electric Authority of Georgia Revenue Notes, Series 2019 5.000% due 01/01/2028	400	427
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2026	200	206
5.000% due 01/01/2027	200	208

		15,040

GUAM 0.2%
Guam Government Waterworks Authority Revenue Notes, Series 2014 5.000% due 07/01/2024	850	857

ILLINOIS 7.8%
Chicago Board of Education, Illinois General Obligation Notes, Series 2018 5.000% due 12/01/2026	1,000	1,034
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2035	715	786
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027	2,640	2,797
5.000% due 06/01/2028	1,875	2,016
Chicago, Illinois General Obligation Bonds, Series 2019 5.000% due 01/01/2028	1,000	1,063
Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	500	505
Illinois Finance Authority Revenue Bonds, Series 2020
3.550% due 08/15/2049	4,300	4,300
3.570% due 08/15/2049	10,000	10,000
5.000% due 08/15/2033	1,750	1,976
Illinois Finance Authority Revenue Bonds, Series 2022 3.570% due 08/15/2057	1,000	1,000
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	1,990	1,992
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2033	750	752
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2035	2,470	2,698
Illinois State General Obligation Notes, Series 2022 5.000% due 03/01/2026	1,000	1,038
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	575	576
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,106
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 0.000% due 06/15/2036 (b)	1,000	569
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2003 5.750% due 06/01/2033	600	713
Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020 5.000% due 01/01/2037	3,350	3,623
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023 5.000% due 01/01/2038	1,000	1,065

		39,609

INDIANA 2.5%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,000	997
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	3,000	2,721
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2031	750	825
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	5,000	4,990
Indiana Municipal Power Agency Revenue Bonds, Series 2019 5.000% due 01/01/2035	120	131
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2030	500	553

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	500	492
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	2,000	2,040

		12,749

IOWA 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	400	395
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 4.000% due 06/01/2038	1,000	980

		1,375

KENTUCKY 1.9%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,000	998
Kentucky Public Energy Authority Revenue Notes, Series 2018 4.000% due 06/01/2025	4,000	3,988
Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2035	3,000	3,411
5.250% due 06/01/2039	1,250	1,393

		9,790

LOUISIANA 0.1%
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	310	304

MAINE 0.1%
Portland, Maine General Airport Revenue Bonds, Series 2019 5.000% due 01/01/2031	370	409

MARYLAND 0.5%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2035	450	446
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2029	250	267
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2035	1,510	1,772

		2,485

MASSACHUSETTS 1.0%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 10/01/2037	1,600	1,830
Commonwealth of Massachusetts General Obligation Notes, Series 2022 5.000% due 10/01/2031	2,400	2,811
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	538

		5,179

MICHIGAN 1.4%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,265	1,409
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.068% (US0003M) due 07/01/2032 ~	1,000	947
Detroit, Michigan Sewage Disposal System Revenue Bonds, (FGIC Insured), Series 2001 5.500% due 07/01/2029	2,000	2,108
Michigan Finance Authority Hospital Revenue Refunding Notes, Series 2022 5.000% due 04/15/2030	2,000	2,240
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	500	514

		7,218

MISSISSIPPI 0.1%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	738

MISSOURI 1.1%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.000% due 05/01/2033	2,000	2,336
Missouri Development Finance Board Revenue Notes, Series 2022 5.000% due 05/01/2031	1,190	1,347

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2022 4.000% due 04/01/2024	2,000	2,012

		5,695

NEW JERSEY 3.7%
New Jersey Economic Development Authority Revenue Notes, Series 2013 5.000% due 01/01/2024	570	573
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.185% due 03/01/2030	1,000	993
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2008 0.000% due 12/15/2037 (b)	2,250	1,217
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (b)	1,500	960
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2037 (b)	1,560	844
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	3,500	3,893
5.000% due 06/15/2037	4,000	4,398
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2030	750	799
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	297
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	4,500	4,833

		18,807

NEW MEXICO 0.8%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	3,000	2,582
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	1,700	1,669

		4,251

NEW YORK 11.9%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015 3.750% due 11/15/2050	1,000	1,000
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,104
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 3.750% due 11/01/2044	4,000	4,000
New York City Water & Sewer System, New York Revenue Bonds, Series 2012 4.000% due 06/15/2046	3,230	3,230
New York City, New York General Obligation Bonds, Series 2013 5.000% due 08/01/2037	1,750	2,006
New York City, New York General Obligation Bonds, Series 2014 4.140% due 03/01/2044	12,500	12,500
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 3.550% due 06/15/2048	8,000	8,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 5.000% due 06/15/2032	4,000	4,685
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.000% due 06/15/2034	1,000	1,222
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	1,000	1,028
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	5,620	5,644
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2034	1,500	1,592
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	974
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2045	3,000	3,190
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	2,000	1,997
Port Authority of New York & New Jersey Revenue Bonds, Series 2021 5.000% due 10/15/2032	1,720	1,911
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.000% due 08/01/2039	1,500	1,617
Port Authority of New York & New Jersey Revenue Notes, Series 2020 5.000% due 07/15/2036	3,000	3,300
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	777
5.000% due 06/01/2027	750	785

		60,562

NORTH CAROLINA 0.7%
North Carolina State Revenue Bonds, Series 2019 5.000% due 05/01/2030	500	563
State of North Carolina Build Revenue Notes, Series 2022 5.000% due 05/01/2029	1,730	1,947

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2025	1,000	1,011

		3,521

OHIO 2.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	351
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2034	1,000	1,084
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2032	1,000	1,133
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	1,000	1,013
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2027	200	210
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	500	497
Ohio Higher Educational Facility Commission Revenue Notes, Series 2013 5.000% due 12/01/2023	1,000	1,007
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020
5.000% due 12/01/2037	1,000	1,157
5.000% due 12/01/2038	3,250	3,738
Worthington City School District, Ohio General Obligation, Series 2023 0.000% due 12/01/2030 (b)	700	538

		10,728

OREGON 2.4%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 5.000% due 08/15/2038	5,195	5,538
Oregon State Facilities Authority Legacy Health Project Revenue Notes, Series 2022 5.000% due 06/01/2030	1,700	1,870
Port of Portland, Oregon Airport Revenue Bonds, Series 2023 5.000% due 07/01/2036	4,400	4,829

		12,237

PENNSYLVANIA 5.7%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	1,250	1,230
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	500	513
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	1,000	1,071
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013 5.000% due 01/01/2027	1,000	1,009
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007 4.432% (US0003M) due 06/01/2037 ~	2,000	1,789
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	1,500	1,568
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	1,000	972
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	2,000	2,048
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 4.659% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	751
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 06/30/2028	850	873
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2038	1,350	1,495
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 06/30/2032	2,770	3,056
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2035	125	134
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 4.610% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,000
Pennsylvania Turnpike Commission Revenue Notes, Series 2022 5.000% due 12/01/2031	4,000	4,649
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2014 5.000% due 07/01/2042	5,095	5,183
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016 5.000% due 10/01/2026	660	696
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2022 5.000% due 06/01/2029	1,000	1,126

		29,163

PUERTO RICO 1.8%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.988% (0.67*US0003M + 0.520%) due 07/01/2029 ~	345	320
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	1,682	1,202
4.500% due 07/01/2034	1,500	1,493
5.000% due 07/01/2058	5,327	5,206

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	700	686

		8,907

RHODE ISLAND 0.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015 5.000% due 06/01/2035	1,500	1,523

SOUTH CAROLINA 0.5%
Charleston Educational Excellence Finance Corp., South Carolina Revenue Notes, Series 2020 1.919% due 12/01/2030	1,750	1,427
South Carolina Jobs-Economic Development Authority Revenue Notes, Series 2023 4.000% due 04/01/2033	1,000	1,003

		2,430

SOUTH DAKOTA 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2027	535	557

TENNESSEE 2.4%
Greeneville Health & Educational Facilities Board, Tennessee Revenue Notes, Series 2018 5.000% due 07/01/2025	1,000	1,000
Tennergy Corp, Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	2,000	2,119
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,000	1,012
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	1,974
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,000	1,022
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,000	3,114
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2023 5.000% due 05/01/2053	2,000	2,070

		12,311

TEXAS 5.3%
Austin Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2017 5.000% due 08/01/2024	1,000	1,020
Austin, Texas Airport System Revenue Bonds, Series 2022 5.000% due 11/15/2037	2,000	2,161
City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2013 5.000% due 07/15/2028	1,000	1,000
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019 5.000% due 02/15/2030	340	380
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	690	691
Forney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 08/15/2038	5,000	5,594
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2028	390	426
Harris County, Texas Municipal Utility District No 383 General Obligation Notes, (BAM Insured), Series 2015 5.000% due 08/15/2035	1,500	1,755
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,095
Houston, Texas Airport System Revenue Bonds, Series 2023
5.000% due 07/01/2026 (a)	500	521
5.000% due 07/01/2027 (a)	1,600	1,685
Love Field Airport Modernization Corp., Texas Revenue Bonds, (AGM Insured), Series 2021 5.000% due 11/01/2032	2,000	2,223
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2031	1,000	1,113
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	539
North Texas Tollway Authority Revenue Bonds, Series 2022 5.000% due 01/01/2036	1,250	1,390
North Texas Tollway Authority Revenue Notes, Series 2016 5.000% due 01/01/2026	550	554
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2023 5.000% due 02/01/2037	1,000	1,149
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.170% (US0003M) due 12/15/2026 ~	750	739
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	825	860
Texas State University System Revenue Bonds, Series 2017 5.000% due 03/15/2030	330	354
Texas Water Development Board Revenue Bonds, Series 2018 5.000% due 04/15/2030	1,000	1,109

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Texas Water Development Board Revenue Notes, Series 2018 5.000% due 10/15/2028	375	413

		26,771

UTAH 0.1%
City of Salt Lake, Utah Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	544

VIRGINIA 0.2%
Richmond Redevelopment & Housing Authority, Virgina Revenue Notes, Series 2023 4.250% due 03/01/2026	1,000	1,006

WASHINGTON 2.5%
Energy Northwest, Washington Revenue Bonds, Series 2022 5.000% due 07/01/2039	2,500	2,842
Port of Seattle, Washington Revenue Bonds, Series 2019 4.000% due 04/01/2044	5,000	4,616
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.000% due 01/01/2038	2,970	3,004
State of Washington General Obligation Refunding Notes, Series 2022 4.000% due 07/01/2030	2,020	2,168

		12,630

WISCONSIN 2.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,500	2,510
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2046	4,250	4,299
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 3.700% due 04/01/2048	2,000	2,000
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2029 (b)	2,105	1,668
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,000	1,904
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2028	900	977

		13,358

Total Municipal Bonds & Notes (Cost $446,985)		451,623

SHORT-TERM INSTRUMENTS 1.5%
REPURCHASE AGREEMENTS (d) 0.6%		3,120

U.S. TREASURY BILLS 0.9%
5.248% due 08/17/2023 (a)(b)(c)	4,600	4,570

Total Short-Term Instruments (Cost $7,691)		7,690

Total Investments in Securities (Cost $454,676)		459,314

	SHARES
INVESTMENTS IN AFFILIATES 10.1%
SHORT-TERM INSTRUMENTS 10.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%
PIMCO Short-Term Floating NAV Portfolio III	5,270,433	51,244

Total Short-Term Instruments (Cost $51,231)		51,244

Total Investments in Affiliates (Cost $51,231)		51,245

Total Investments 100.4% (Cost $505,907)		$510,558
Other Assets and Liabilities, net (0.4)%		(1,996)

Net Assets 100.0%		$508,562

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
	(c)							Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$620	U.S. Treasury Notes 4.625% due 06/30/2025		$(632)	$620	$620
	5.060	06/30/2023	07/03/2023	2,500	U.S. Treasury Notes 3.750% due 06/30/2030		(2,550)	2,500	2,501

Total Repurchase Agreements							$(3,182)	$3,120	$3,121

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$10,148	$0	$10,148
	Arizona				0	16,405	0	16,405
	California				0	55,829	0	55,829
	Colorado				0	12,637	0	12,637
	Connecticut				0	9,225	0	9,225
	District of Columbia				0	7,677	0	7,677
	Florida				0	18,949	0	18,949
	Georgia				0	15,040	0	15,040
	Guam				0	857	0	857
	Illinois				0	39,609	0	39,609
	Indiana				0	12,749	0	12,749
	Iowa				0	1,375	0	1,375
	Kentucky				0	9,790	0	9,790
	Louisiana				0	304	0	304
	Maine				0	409	0	409
	Maryland				0	2,485	0	2,485
	Massachusetts				0	5,179	0	5,179
	Michigan				0	7,218	0	7,218
	Mississippi				0	738	0	738
	Missouri				0	5,695	0	5,695
	New Jersey				0	18,807	0	18,807
	New Mexico				0	4,251	0	4,251
	New York				0	60,562	0	60,562
	North Carolina				0	3,521	0	3,521
	Ohio				0	10,728	0	10,728
	Oregon				0	12,237	0	12,237
	Pennsylvania				0	29,163	0	29,163
	Puerto Rico				0	8,907	0	8,907
	Rhode Island				0	1,523	0	1,523
	South Carolina				0	2,430	0	2,430
	South Dakota				0	557	0	557
	Tennessee				0	12,311	0	12,311
	Texas				0	26,771	0	26,771
	Utah				0	544	0	544
	Virginia				0	1,006	0	1,006
	Washington				0	12,630	0	12,630
	Wisconsin				0	13,358	0	13,358
Short-Term Instruments
	Repurchase Agreements				0	3,120	0	3,120
	U.S. Treasury Bills				0	4,570	0	4,570

					$0	$459,314	$0	$459,314
Investments in Affiliates, at Value

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,244	$0	$0	$51,244

Total Investments	$51,244	$459,314	$0	$510,558

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO National Municipal Intermediate Value Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.1% ¤
MUNICIPAL BONDS & NOTES 95.1%
ALABAMA 1.0%
University of South Alabama Revenue Bonds, (BAM Insured), Series 2019 5.000% due 04/01/2035	$1,115	$1,208

ALASKA 0.9%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2034	1,015	1,129

ARKANSAS 1.1%
University of Arkansas Revenue Notes, Series 2020 5.000% due 12/01/2028	1,210	1,337

CALIFORNIA 6.9%
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2036 (a)	945	549
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 10/01/2032	1,230	1,259
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2031	1,605	1,764
San Diego Community College District, California General Obligation Bonds, Series 2013 0.000% due 08/01/2041 (b)	4,505	2,587
Solano County, California Community College District General Obligation Bonds, Series 2015 0.000% due 08/01/2029 (b)	1,070	1,087
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.500% due 08/01/2038	1,120	1,146

		8,392

CONNECTICUT 2.1%
Connecticut State General Obligation Bonds, Series 2015 5.000% due 11/15/2028	195	204
University of Connecticut Revenue Bonds, Series 2016 5.000% due 03/15/2030	2,200	2,304

		2,508

FLORIDA 4.3%
Central Florida Expressway Authority Revenue Bonds, Series 2016 4.000% due 07/01/2031	2,190	2,232
Orange County, Florida School Board Certificates of Participation Bonds, Series 2017 5.000% due 08/01/2028	1,600	1,760
St Johns County, Florida School Board Certificates of Participation Bonds, Series 2019 5.000% due 07/01/2034	1,130	1,261

		5,253

GEORGIA 1.1%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2014 5.000% due 01/01/2027	1,395	1,401

ILLINOIS 14.4%
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,033
Cook County, Illinois Community Consolidated School District No 15 Palatine General Obligation Notes, Series 2016 5.000% due 12/01/2023	235	236
Cook County, Illinois Community Consolidated School District No 65 Evanston General Obligation Bonds, Series 2014 0.000% due 12/01/2032 (a)	1,000	645
Cook County, Illinois Community High School District No 218 Oak Lawn General Obligation Bonds, Series 2013 4.250% due 12/01/2024	635	638
Cook County, Illinois Community School District No 106, Louisiana Grange General Obligation Bonds, Series 2022 5.000% due 12/01/2034	510	581
Cook County, Illinois Community Unit School District No 401 Elmwood Park General Obligation Notes, Series 2021 4.000% due 12/01/2025	1,500	1,530
Cook County, Illinois School District No 111 Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	749
4.000% due 12/01/2030	1,020	1,054
Cook County, Illinois School District No 111 Burbank General Obligation Notes, (AGM Insured), Series 2016 4.000% due 12/01/2023	535	536

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2023 (Unaudited)

Du Page County, Illinois School District No 33 West Chicago General Obligation Bonds, Series 2015 4.000% due 12/01/2026	825	828
Illinois Finance Authority Revenue Bonds, Series 2013 5.000% due 11/15/2025	500	500
Illinois State Toll Highway Authority Revenue Bonds, Series 2014 5.000% due 01/01/2036	2,125	2,140
University of Illinois Revenue Bonds, Series 2015 5.000% due 04/01/2030	700	714
Village of Arlington Heights, Illinois General Obligation Bonds, Series 2016 4.000% due 12/01/2036	1,000	1,005
Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019 4.000% due 01/01/2033	1,445	1,416
Village of Streamwood, Illinois General Obligation Bonds, Series 2019 5.000% due 12/01/2032	1,005	1,116
Will County, Illinois School District No 122 General Obligation Bonds, Series 2022 4.000% due 10/01/2033	1,430	1,514
Will County, Illinois School District No 86 Joliet General Obligation Notes, (BAM Insured), Series 2022 4.000% due 03/01/2029	1,135	1,195

		17,430

INDIANA 0.9%
Fort Wayne Redevelopment Authority, Indiana Revenue Notes, Series 2022
5.000% due 12/15/2028	675	741
5.000% due 12/15/2029	360	400

		1,141

IOWA 1.1%
Waukee Community School District, Iowa Revenue Notes, Series 2017 4.000% due 06/01/2025	1,270	1,284

KENTUCKY 4.4%
Boone County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 04/01/2025	300	297
Corbin Independent School District Finance Corp., Kentucky Revenue Notes, Series 2015
3.000% due 02/01/2025	425	423
3.000% due 02/01/2026	630	614
Kenton County, Kentucky School District Finance Corp. Revenue Notes, Series 2016 3.000% due 02/01/2026	280	276
Oldham County, Kentucky School District Finance Corp. Revenue Bonds, Series 2016 4.000% due 09/01/2027	1,000	1,025
Owen County, Kentucky School District Finance Corp. Revenue Notes, Series 2017 4.000% due 04/01/2026	1,270	1,298
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2016 4.000% due 05/01/2027	1,320	1,357

		5,290

LOUISIANA 1.7%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 5.000% due 08/15/2037	2,000	2,075

MAINE 1.2%
Maine Finance Authority Revenue Bonds, Series 2023 5.000% due 12/01/2030	1,065	1,143
Maine Municipal Bond Bank, Revenue Bonds, Series 2023 5.000% due 11/01/2037	310	355

		1,498

MARYLAND 1.2%
Baltimore County, Maryland General Obligation Bonds, Series 2014 4.000% due 02/01/2033	1,425	1,430

MASSACHUSETTS 1.3%
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2017 5.000% due 06/01/2034	1,500	1,527

MICHIGAN 8.0%
Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2028	175	184
Bellevue Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2031	1,065	1,118
Central Michigan University Revenue Notes, Series 2016 5.000% due 10/01/2024	350	357
Charles Stewart Mott Community College, Michigan General Obligation Notes, (BAM Insured), Series 2016 3.000% due 05/01/2024	225	224
Durand Area Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2029	1,225	1,261
Fremont Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2019 5.000% due 05/01/2034	1,000	1,090

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2023 (Unaudited)

L'Anse Creuse Public Schools, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2015 5.000% due 05/01/2025	695	719
Michigan Finance Authority Revenue Bonds, Series 2014 5.000% due 07/01/2033	1,975	2,001
Rochester Community School District, Michigan General Obligation Bonds, Series 2016 5.000% due 05/01/2032	2,075	2,169
Zeeland Public School, Michigan General Obligation Bonds, Series 2023 5.000% due 05/01/2037	500	565

		9,688

MINNESOTA 2.1%
Cass Lake-Bena Independent School District No 115, Minnesota General Obligation Notes, Series 2019 5.000% due 02/01/2027	1,440	1,545
Minnesota Housing Finance Agency Revenue Bonds, Series 2015 5.000% due 08/01/2036	1,000	1,014

		2,559

MISSISSIPPI 1.4%
Mississippi Development Bank Revenue Bonds, Series 2021 5.000% due 04/01/2031	1,485	1,671

MISSOURI 2.0%
Greene County, Missouri Certificates of Participation Bonds, Series 2018 5.000% due 09/01/2034	1,185	1,292
Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2035	485	556
5.250% due 05/01/2037	300	335
Missouri Joint Municipal Electric Utility Commission Revenue Notes, Series 2014 5.000% due 01/01/2024	300	302

		2,485

NEVADA 4.3%
Clark County, Nevada General Obligation Bonds, Series 2018 5.000% due 06/01/2034	2,225	2,420
Clark County, Nevada School District General Obligation Notes, Series 2022 5.000% due 06/15/2028	1,500	1,640
Clark Department of Aviation, Nevada Revenue Notes, Series 2022 5.000% due 07/01/2026	1,170	1,213

		5,273

NEW JERSEY 2.1%
New Jersey Turnpike Authority Revenue Bonds, Series 2014 4.000% due 01/01/2035	2,555	2,561

NEW YORK 3.3%
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2033	1,000	1,102
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 5.000% due 06/15/2035	1,600	1,625
Trust for Cultural Resources of The City of New York Revenue Bonds, Series 2014 5.000% due 07/01/2034	1,300	1,317

		4,044

OHIO 2.4%
Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019 4.000% due 03/01/2035	1,225	1,268
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured), Series 2015
4.000% due 12/01/2023	200	200
4.000% due 12/01/2024	200	202
Trotwood-Madison City School District, Ohio Certificates of Participation Notes, (BAM Insured),Series 2015 4.000% due 12/01/2025	215	219
Warren City School District, Ohio General Obligation Bonds, Series 2020 4.000% due 12/01/2030	1,000	1,035

		2,924

OREGON 2.0%
Clackamas & Washington Counties School District No 3, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2036 (a)	1,605	925
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2036 (b)	1,685	1,565

		2,490

PENNSYLVANIA 3.7%
Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022 4.000% due 11/15/2036	1,000	1,033

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2023 (Unaudited)

Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2028	1,095	1,179
Commonwealth of Pennsylvania General Obligation Bonds, Series 2015 5.000% due 08/15/2031	2,000	2,080
Pennsylvania Turnpike Commission Revenue Notes, Series 2015 5.000% due 12/01/2025	200	209

		4,501

RHODE ISLAND 0.8%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2016 5.000% due 09/15/2030	900	945

SOUTH CAROLINA 0.9%
South Carolina Ports Authority Revenue Bonds, Series 2018 5.000% due 07/01/2034	1,025	1,094

SOUTH DAKOTA 0.9%
South Dakota Board of Regents Revenue Bonds, Series 2017 5.000% due 04/01/2032	1,010	1,078

TENNESSEE 1.4%
Johnson City Health & Educational, Tennessee Revenue Bonds, Series 2023 5.000% due 07/01/2032	1,500	1,687

TEXAS 12.1%
Brazoria-Fort Bend County, Texas Municipal Utility District No 1 General Obligation Notes, (BAM Insured), Series 2016 3.000% due 09/01/2023	845	843
County of Fort Bend, Texas Toll Road Revenue Bonds, Series 2016 5.000% due 03/01/2032	1,440	1,489
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2014 5.250% due 11/01/2027	500	502
Dallas, Texas Hotel Occupancy Tax Revenue Bonds, Series 2021 4.000% due 08/15/2036	2,850	2,798
Denton County, Texas Fresh Water Supply District No 10 General Obligation Notes, (BAM Insured), Series 2017 3.000% due 09/01/2024	1,245	1,235
Frisco, Texas General Obligation Bonds, Series 2013 4.000% due 02/15/2028	1,000	1,001
Harris County, Texas Municipal Utility District No 383 General Obligation Notes, (BAM Insured), Series 2015
3.000% due 09/01/2024	235	234
3.000% due 09/01/2025	235	232
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	868
3.000% due 09/01/2027	860	860
Lower Colorado River Authority, Texas Revenue Bonds, Series 2013 5.000% due 05/15/2039	2,400	2,402
Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016 3.000% due 11/01/2025	590	585
Waller County, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2037	1,615	1,633

		14,682

UTAH 0.9%
University of Utah Revenue Bonds, Series 2022 4.000% due 08/01/2036	1,000	1,039

WASHINGTON 0.3%
Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2015 5.000% due 01/01/2026	395	407

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2012 5.000% due 06/01/2026	560	561

WISCONSIN 2.4%
Clinton Community School District, Wisconsin General Obligation Notes, Series 2021 4.000% due 03/01/2029	1,210	1,279

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2023 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2017 5.000% due 04/01/2027	1,500	1,599

		2,878

Total Municipal Bonds & Notes (Cost $118,871)		115,470

	SHARES
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
Fidelity Investments Money Market Government Portfolio, Class I 5.170% (c)	21,593	22

Total Short-Term Instruments (Cost $22)		22

Total Investments in Securities (Cost $118,893)		115,492

INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III	433,905	4,219

Total Short-Term Instruments (Cost $4,219)		4,219

Total Investments in Affiliates (Cost $4,219)		4,219

Total Investments 98.6% (Cost $123,112)		$119,711
Other Assets and Liabilities, net 1.4%		1,648

Net Assets 100.0%		$121,359

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,208	$0	$1,208
Alaska	0	1,129	0	1,129
Arkansas	0	1,337	0	1,337
California	0	8,392	0	8,392
Connecticut	0	2,508	0	2,508
Florida	0	5,253	0	5,253
Georgia	0	1,401	0	1,401
Illinois	0	17,430	0	17,430
Indiana	0	1,141	0	1,141
Iowa	0	1,284	0	1,284
Kentucky	0	5,290	0	5,290
Louisiana	0	2,075	0	2,075
Maine	0	1,498	0	1,498
Maryland	0	1,430	0	1,430
Massachusetts	0	1,527	0	1,527
Michigan	0	9,688	0	9,688
Minnesota	0	2,559	0	2,559
Mississippi	0	1,671	0	1,671
Missouri	0	2,485	0	2,485
Nevada	0	5,273	0	5,273
New Jersey	0	2,561	0	2,561
New York	0	4,044	0	4,044
Ohio	0	2,924	0	2,924
Oregon	0	2,490	0	2,490
Pennsylvania	0	4,501	0	4,501
Rhode Island	0	945	0	945
South Carolina	0	1,094	0	1,094
South Dakota	0	1,078	0	1,078
Tennessee	0	1,687	0	1,687
Texas	0	14,682	0	14,682
Utah	0	1,039	0	1,039
Washington	0	407	0	407
West Virginia	0	561	0	561
Wisconsin	0	2,878	0	2,878
Short-Term Instruments
Mutual Funds	22	0	0	22

	$22	$115,470	$0	$115,492
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,219	$0	$0	$4,219

Total Investments	$4,241	$115,470	$0	$119,711

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.2% ¤
MUNICIPAL BONDS & NOTES 93.0%
ALABAMA 1.9%
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	$2,150	$2,238
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	1,525	1,522
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,185	2,125

		5,885

ARIZONA 0.8%
Town of Queen Creek, Arizona Excise Tax Revenue Bond, Series 2022 5.000% due 08/01/2047	2,090	2,297

ARKANSAS 1.4%
University of Arkansas Revenue Bonds, Series 2022 5.000% due 04/01/2052	4,000	4,315

CALIFORNIA 3.9%
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	130	130
California State General Obligation Bonds, Series 2022 5.000% due 04/01/2042	1,000	1,069
California State Public Works Board Revenue Bonds, Series 2014 5.000% due 09/01/2039	2,185	2,219
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	1,000	795
Modesto Elementary School District, California Revenue Bonds, (NPFGC Insured), Series 2023 5.000% due 08/01/2047	1,000	1,098
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2022 5.000% due 05/15/2047	5,775	6,363

		11,674

COLORADO 1.6%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	2,500	2,609
Northern Colorado Water Conservancy District Certificates Of Participation, Series 2022 5.250% due 07/01/2052	2,100	2,276

		4,885

CONNECTICUT 7.5%
Connecticut Special Tax State Revenue Bonds, Series 2014
5.000% due 09/01/2032	4,700	4,782
5.000% due 09/01/2034	2,425	2,465
Connecticut Special Tax State Revenue Bonds, Series 2015 5.000% due 08/01/2032	1,000	1,036
Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2036	1,000	1,075
5.000% due 10/01/2037	5,710	6,141
5.000% due 01/01/2038	2,340	2,488
5.000% due 10/01/2038	4,370	4,688

		22,675

DISTRICT OF COLUMBIA 1.2%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	3,585

FLORIDA 2.6%
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	5,572

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2023 (Unaudited)

Pinellas Park, Florida Revenue Bonds, Series 2022 5.000% due 09/01/2049	2,200	2,385

		7,957

GEORGIA 1.0%
Coweta County Public Facilities Authority, Georgia Revenue Bonds, Series 2022 5.000% due 09/01/2047	1,000	1,104
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	2,000	1,964

		3,068

HAWAII 1.8%
Hawaii Airports System State Revenue Bonds, Series 2015 5.000% due 07/01/2045	1,000	1,007
Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011 4.950% due 04/01/2029	4,425	4,511

		5,518

ILLINOIS 15.6%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2015
5.000% due 01/01/2032	2,465	2,523
5.000% due 01/01/2046	1,340	1,344
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2033	1,000	1,042
5.000% due 01/01/2036	2,925	3,025
5.000% due 01/01/2041	5,665	5,787
Chicago Park District, Illinois General Obligation Bonds, Series 2013 5.500% due 01/01/2033	525	531
Chicago Park District, Illinois General Obligation Bonds, Series 2015 5.000% due 01/01/2040	680	683
Chicago Transit Authority, Illinois Revenue Bonds, Series 2014 5.250% due 12/01/2049	1,210	1,227
Cook County, Illinois School District No 36 Winnetka General Obligation Bonds, (AGM Insured), Series 2022 4.000% due 12/01/2042	1,805	1,774
Illinois Development Finance Authority Revenue Bonds, Series 1991 0.000% due 07/15/2025 (a)	6,595	6,148
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2045	3,500	3,562
Illinois Finance Authority Revenue Bonds, Series 2021 5.000% due 08/15/2036	1,350	1,490
Illinois Finance Authority Revenue Bonds, Series 2022 5.000% due 08/15/2047	1,775	1,881
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	3,230	3,310
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,277
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
5.250% due 01/01/2043	2,200	2,311
5.250% due 01/01/2048	2,000	2,087
University of Illinois Revenue Bonds, Series 2014
5.000% due 04/01/2039	900	902
5.000% due 04/01/2044	3,900	3,909
University of Illinois Revenue Bonds, Series 2015 4.000% due 04/01/2034	640	630
Will Grundy Etc Counties Community College District No 525, Illinois General Obligation Bonds, Series 2013 5.250% due 06/01/2036	825	832

		47,275

LOUISIANA 1.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 5.000% due 08/15/2037	1,000	1,037
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGM Insured), Series 2015 5.000% due 01/01/2032	1,000	1,017
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2015 5.000% due 01/01/2040	1,000	1,004

		3,058

MAINE 1.8%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022 5.500% due 07/01/2050	5,000	5,508

MARYLAND 0.2%
Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	636

MASSACHUSETTS 1.3%
Commonwealth of Massachusetts General Obligation Bonds, Series 2015 5.000% due 07/01/2045	2,825	2,883

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2023 (Unaudited)

Massachusetts Port Authority Revenue Bonds, Series 2019 5.000% due 07/01/2034	1,000	1,081

		3,964

MICHIGAN 6.4%
Allegan Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023 5.000% due 05/01/2044	2,640	2,824
Holly Area School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2044	3,240	3,558
Lansing School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2046	3,650	3,922
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	2,430	2,518
Saginaw City School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2050	750	731
Troy School District, Michigan General Obligation, (Q-SBLF Insured), Series 2023 5.000% due 05/01/2047	2,515	2,770
Warren Consolidated Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2040	2,650	2,908

		19,231

MISSOURI 4.5%
Andrew County Reorganized School District No 3, Missouri Certificates of Participation Bonds, Series 2023 4.500% due 04/15/2048	2,275	2,343
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019 5.000% due 10/01/2044	2,225	2,390
Blue Springs, Missouri Revenue Bonds, Series 2022 5.000% due 08/01/2052	2,500	2,570
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019 5.000% due 03/01/2037	2,930	3,084
Orchard Farm R-V School District, Missouri Certificates of Participation Bonds, Series 2022 5.500% due 04/01/2047	3,000	3,198

		13,585

NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 5.250% due 12/01/2041	1,450	1,594

NEW JERSEY 0.4%
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.000% due 06/15/2044	1,000	1,044

NEW YORK 8.2%
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.000% due 02/01/2047	2,535	2,766
New York City, New York General Obligation Bonds, Series 2016 5.000% due 08/01/2038	2,800	2,918
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014 5.000% due 11/01/2035	1,000	1,012
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,500	2,628
New York State Dormitory Authority Revenue Bonds, Series 2014 5.000% due 03/15/2036	4,915	4,973
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.000% due 10/15/2044	4,250	4,268
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022 5.250% due 07/01/2052	1,000	1,103
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds, New York Revenue Bonds, Series 2022 5.000% due 05/15/2047	4,855	5,296

		24,964

NORTH CAROLINA 1.5%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,452

OHIO 2.8%
Coshocton County, Ohio General Obligation Bonds, Series 2023 5.000% due 12/01/2048	3,405	3,576
Cuyahoga County, Ohio Revenue Bonds, Series 2022 5.500% due 12/01/2039	2,090	2,373
Lake Local School District/Wood County, Ohio General Obligation Bonds, Series 2022 4.000% due 12/01/2051	1,500	1,424

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2023 (Unaudited)

Warren City School District, Ohio Certificates of Participation Bonds, Series 2023 4.625% due 12/01/2052	1,000	976

		8,349

OKLAHOMA 0.9%
Oklahoma Water Resources Board State Loan Program Revenue Bonds, Series 2022 5.000% due 10/01/2047	2,500	2,770

OREGON 1.1%
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2042 (b)	3,775	3,341

PENNSYLVANIA 11.4%
Altoona Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2018 5.000% due 12/01/2039	2,375	2,461
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,346
Dallastown Area, Pennsylvania School District General Obligation Bonds, Series 2022
5.000% due 03/15/2040	1,750	1,874
5.000% due 03/15/2041	1,750	1,874
Lancaster County, Pennsylvania Convention Center Authority Revenue Bonds, Series 2022 4.000% due 05/01/2049	2,000	1,956
Manheim Central School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2022 5.000% due 04/01/2041	2,505	2,688
Mechanicsburg Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 05/15/2048	1,770	1,885
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014
5.000% due 12/01/2039	1,000	1,020
5.000% due 12/01/2044	6,465	6,576
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,030
5.000% due 12/01/2045	3,750	3,844
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2041	2,600	2,689
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2042	2,050	2,149
5.000% due 12/01/2047	1,000	1,042

		34,434

TEXAS 6.6%
Angleton Independent School District, Texas General Obligation Bonds, (BAM Insured), Series 2023 4.000% due 02/15/2047	1,000	976
Austin, Texas Airport System Revenue Bonds, Series 2022 5.250% due 11/15/2047	1,725	1,847
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	1,013
City of Georgetown,Texas Utility System Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/15/2042	4,000	4,339
Gulf Coast Water Authority, Texas Revenue Bonds, Series 2023 4.500% due 08/15/2052	1,240	1,259
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 07/01/2052	2,500	2,586
Little Elm Independent School District, Texas General Obligations, Series 2023 4.000% due 08/15/2048	1,945	1,899
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,345	2,439
Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 4.000% due 02/15/2051	1,500	1,482
Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023 4.250% due 08/15/2048	2,280	2,261

		20,101

UTAH 2.4%
City of Salt Lake, Utah Revenue Bonds, Series 2021 5.000% due 07/01/2037	1,000	1,072
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2022 5.000% due 07/01/2043	1,000	1,095
South Utah Valley Solid Waste District Revenue Bonds, Series 2022 5.000% due 04/15/2047	1,450	1,558
Utah County, Utah Revenue Bonds, Series 2014 5.000% due 05/15/2045	3,445	3,470

		7,195

VIRGINIA 0.9%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,781

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2023 (Unaudited)

WASHINGTON 1.8%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998 4.750% due 02/01/2028	1,280	1,300
Port of Seattle, Washington Revenue Bonds, Series 2018 5.000% due 05/01/2043	4,000	4,078

		5,378

Total Municipal Bonds & Notes (Cost $282,471)		281,519

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Freddie Mac 4.140% due 01/25/2040	2,998	2,789

Total Non-Agency Mortgage-Backed Securities (Cost $2,812)		2,789

	SHARES
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
Fidelity Investments Money Market Government Portfolio, Class I 5.170% (c)	948,417	948

Total Short-Term Instruments (Cost $948)		948

Total Investments in Securities (Cost $286,231)		285,256

INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short-Term Floating NAV Portfolio III	1,533,641	14,912

Total Short-Term Instruments (Cost $14,901)		14,912

Total Investments in Affiliates (Cost $14,901)		14,912

Total Investments 99.1% (Cost $301,132)		$300,168
Other Assets and Liabilities, net 0.9%		2,640

Net Assets 100.0%		$302,808

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,885	$0	$5,885
Arizona	0	2,297	0	2,297
Arkansas	0	4,315	0	4,315
California	0	11,674	0	11,674
Colorado	0	4,885	0	4,885
Connecticut	0	22,675	0	22,675
District of Columbia	0	3,585	0	3,585
Florida	0	7,957	0	7,957
Georgia	0	3,068	0	3,068
Hawaii	0	5,518	0	5,518
Illinois	0	47,275	0	47,275
Louisiana	0	3,058	0	3,058
Maine	0	5,508	0	5,508
Maryland	0	636	0	636
Massachusetts	0	3,964	0	3,964
Michigan	0	19,231	0	19,231
Missouri	0	13,585	0	13,585
New Hampshire	0	1,594	0	1,594
New Jersey	0	1,044	0	1,044
New York	0	24,964	0	24,964
North Carolina	0	4,452	0	4,452
Ohio	0	8,349	0	8,349
Oklahoma	0	2,770	0	2,770
Oregon	0	3,341	0	3,341
Pennsylvania	0	34,434	0	34,434
Texas	0	20,101	0	20,101
Utah	0	7,195	0	7,195
Virginia	0	2,781	0	2,781
Washington	0	5,378	0	5,378
Non-Agency Mortgage-Backed Securities	0	2,789	0	2,789
Short-Term Instruments
Mutual Funds	948	0	0	948

	$948	$284,308	$0	$285,256
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,912	$0	$0	$14,912

Total Investments	$15,860	$284,308	$0	$300,168

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO New York Municipal Bond Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.0% ¤
MUNICIPAL BONDS & NOTES 90.9%
ALABAMA 0.8%
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2027	$4,000	$4,118

CALIFORNIA 0.8%
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 01/01/2054	4,000	4,187

GEORGIA 1.8%
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	3,500	3,490
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	2,250	2,237
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 5.000% due 12/01/2052	2,000	2,064
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,000	1,045

		8,836

ILLINOIS 1.2%
Chicago, Illinois General Obligation Bonds, Series 2017 5.625% due 01/01/2030	1,240	1,319
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	2,730	2,732
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,006

		6,057

IOWA 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	1,400	1,381

KENTUCKY 0.5%
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 01/01/2049	2,500	2,500

MICHIGAN 0.5%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.068% (US0003M) due 07/01/2032 ~	2,500	2,368

NEW YORK 77.4%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	1,000	1,098
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	2,200	1,726
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,022
5.000% due 04/01/2033	1,100	1,191
Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	587
5.000% due 08/01/2040	500	520
Build NYC Resource Corp., New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,499
Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	416
5.000% due 08/01/2036	500	518
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	4,905	4,831
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	3,000	2,962
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	448
5.000% due 07/01/2044	1,000	1,018
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	3,750	3,768

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,285
5.000% due 07/01/2035	1,100	1,172
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	312
5.000% due 09/15/2027	275	285
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,039
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 4.000% due 02/15/2039	3,250	3,277
Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	535
5.000% due 09/01/2042	2,000	2,118
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 4.190% (SOFRRATE) due 11/01/2032 ~	1,500	1,470
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,500
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 4.000% due 10/01/2047	2,130	1,837
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,207
4.000% due 12/01/2046	2,570	2,240
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 5.000% due 05/01/2031	1,500	1,625
Nassau County, New York General Obligation Notes, Series 2017 5.000% due 10/01/2027	2,500	2,732
New York City Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	947
New York City Housing Development Corp. Revenue Bonds, Series 2020 1.125% due 05/01/2060	2,500	2,403
New York City Housing Development Corp., New York Revenue Bonds, Series 2017 3.750% due 11/01/2052	1,000	840
New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2045	1,500	1,442
New York City Industrial Development Agency, New York Revenue Bonds, Series 2020 4.000% due 03/01/2045	5,600	5,208
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150	1,236
5.000% due 01/01/2029	1,250	1,366
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	4,941
5.000% due 07/15/2035	2,500	2,727
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022 5.000% due 07/15/2035	2,370	2,756
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 3.750% due 08/01/2039	10,000	10,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 3.800% due 08/01/2039	4,000	4,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013 5.000% due 11/01/2042	2,000	2,004
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014 3.750% due 11/01/2042	12,000	12,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015 5.000% due 11/01/2026	2,500	2,612
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016 5.000% due 08/01/2032	1,000	1,055
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017 4.000% due 08/01/2042	2,545	2,522
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
3.600% due 08/01/2042	13,000	13,000
5.000% due 05/01/2037	2,500	2,692
5.000% due 05/01/2038	2,500	2,680
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	7,000	7,060
5.000% due 11/01/2035	3,500	3,859
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022 5.250% due 08/01/2040	10,000	11,411
New York City Water & Sewer System, New York Revenue Bonds, Series 2006 3.500% due 06/15/2038	1,690	1,690
New York City Water & Sewer System, New York Revenue Bonds, Series 2013 3.600% due 06/15/2050	1,300	1,300
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 3.750% due 06/15/2050	5,500	5,500
New York City Water & Sewer System, New York Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,700	2,877
New York City Water & Sewer System, New York Revenue Bonds, Series 2020 5.000% due 06/15/2050	2,750	2,963
New York City, New York General Obligation Bonds, Series 2012 4.210% due 04/01/2042	5,000	5,000
New York City, New York General Obligation Bonds, Series 2016 4.000% due 12/01/2043	1,000	996
New York City, New York General Obligation Bonds, Series 2018 3.750% due 12/01/2047	6,285	6,285
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2043	2,500	2,832

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2030	3,360	3,881
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	3,000	3,032
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	481
5.000% due 11/15/2029	1,000	1,034
5.000% due 11/15/2045	2,000	2,037
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (a)	5,000	1,053
0.000% due 06/01/2055 (a)	16,875	1,309
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	6,000	5,922
New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	1,918
2.800% due 09/15/2069	2,000	1,823
New York Liberty Development Corp. Revenue Notes, Series 2021 1.900% due 11/15/2031	2,000	1,708
New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	3,400	3,364
4.000% due 11/15/2060	2,600	2,493
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	3,000	2,821
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 4.000% due 05/01/2045	5,000	4,760
New York State Dormitory Authority Revenue Bonds, Series 2006 3.700% due 11/15/2036	3,895	3,895
New York State Dormitory Authority Revenue Bonds, Series 2014 5.000% due 03/15/2044	1,025	1,035
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	2,035
5.000% due 07/01/2050	1,285	1,304
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,107
5.000% due 02/15/2038	1,600	1,683
5.000% due 07/01/2038	1,000	1,070
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	4,204
4.000% due 07/01/2041	2,000	1,976
5.000% due 03/15/2041	3,500	3,731
5.000% due 07/01/2048	1,675	1,803
5.000% due 10/01/2048	1,500	1,778
5.250% due 03/15/2038	3,500	3,826
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2038	11,450	12,418
5.000% due 03/15/2043	3,275	3,514
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	3,000	3,185
4.000% due 03/15/2035	5,000	5,225
4.000% due 02/15/2039	3,635	3,657
4.000% due 03/15/2044	1,000	988
4.000% due 07/01/2050	3,500	3,369
4.000% due 07/01/2053	8,675	8,046
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	1,250	1,141
5.000% due 03/15/2041	3,000	3,327
5.000% due 07/01/2042	750	827
5.000% due 07/15/2042	1,000	1,015
New York State Dormitory Authority Revenue Notes, Series 2018 5.000% due 10/01/2028	2,000	2,238
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	4,000	3,895
New York State Environmental Facilities Corp. Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	2,701
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 2.750% due 09/01/2050	3,350	3,220
New York State Housing Finance Agency Revenue Bonds, Series 2021 1.000% due 11/01/2061	4,000	3,638
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,023
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2041	5,000	4,933
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2054	3,000	3,262
New York State Urban Development Corp. Revenue Bonds, Series 2020 5.000% due 03/15/2041	5,000	5,472
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	1,385	1,491
5.000% due 10/01/2040	1,885	1,929
5.250% due 08/01/2031	2,595	2,704
5.375% due 08/01/2036	1,500	1,525
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 04/30/2053	3,000	2,558
New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2032	4,000	4,361
5.000% due 12/01/2033	2,000	2,169

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2025	4,000	4,051
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	750	741
Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,000	1,803
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019 4.000% due 12/01/2049	4,015	3,896
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,662
Port Authority of New York & New Jersey Revenue Bonds, Series 2018 5.000% due 07/15/2038	4,000	4,333
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2033	3,150	3,546
Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018 5.000% due 07/01/2037	525	562
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	1,015	817
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (a)	27,290	3,054
4.000% due 06/01/2050	2,500	2,234
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	5,000	5,508
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023 5.000% due 05/15/2042	2,545	2,839
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	4,000	4,265
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020 5.000% due 11/15/2054	4,000	4,268
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2033	2,500	2,745
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,000	3,796
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	3,000	3,138
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	718

		387,332

PUERTO RICO 6.6%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	4,353	2,199
0.000% due 11/01/2051	5,523	2,319
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (a)	1,000	613
4.000% due 07/01/2041	3,250	2,832
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 0.000% due 07/01/2024 (a)	4,139	3,965
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.988% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,970	1,827
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022 5.000% due 07/01/2053 (b)	4,000	2,450
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (a)	30,365	6,419
4.550% due 07/01/2040	1,000	980
4.750% due 07/01/2053	9,752	9,317

		32,921

TENNESSEE 1.0%
Tennergy Corp, Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	2,000	2,119

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2023 5.000% due 05/01/2053	3,000	3,105

		5,224

Total Municipal Bonds & Notes (Cost $455,690)		454,924

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (c) 0.1%		517

Total Short-Term Instruments (Cost $517)		517

Total Investments in Securities (Cost $456,207)		455,441

	SHARES
INVESTMENTS IN AFFILIATES 8.9%
SHORT-TERM INSTRUMENTS 8.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%
PIMCO Short-Term Floating NAV Portfolio III	4,565,971	44,395

Total Short-Term Instruments (Cost $44,382)		44,395

Total Investments in Affiliates (Cost $44,382)		44,395

Total Investments 99.9% (Cost $500,589)		$499,836
Other Assets and Liabilities, net 0.1%		335

Net Assets 100.0%		$500,171

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							Zero coupon security.
	(b)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$517	U.S. Treasury Notes 4.625% due 06/30/2025		$(527)	$517	$517

Total Repurchase Agreements							$(527)	$517	$517

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$4,118	$0	$4,118
	California				0	4,187	0	4,187
	Georgia				0	8,836	0	8,836
	Illinois				0	6,057	0	6,057
	Iowa				0	1,381	0	1,381
	Kentucky				0	2,500	0	2,500
	Michigan				0	2,368	0	2,368
	New York				0	387,332	0	387,332
	Puerto Rico				0	32,921	0	32,921
	Tennessee				0	5,224	0	5,224
Short-Term Instruments
	Repurchase Agreements				0	517	0	517

					$0	$455,441	$0	$455,441
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes				$44,395	$0	$0	$44,395

Total Investments					$44,395	$455,441	$0	$499,836

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.1% ¤
CORPORATE BONDS & NOTES 53.1%
BANKING & FINANCE 50.2%
ABN AMRO Bank NV 4.750% due 09/22/2027 •(d)(e)	EUR	9,200	$8,501
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 «(a)(e)		$5,000	300
Allstate Corp. 5.750% due 08/15/2053 •		3,000	2,956
Athora Netherlands NV 7.000% due 06/19/2025 •(d)(e)	EUR	5,000	5,163
AXIS Specialty Finance LLC 4.900% due 01/15/2040 •(h)		$7,000	5,593
Banca Monte dei Paschi di Siena SpA
7.677% due 01/18/2028 •	EUR	1,300	1,195
8.000% due 01/22/2030 •		1,200	1,177
8.500% due 09/10/2030 •		5,800	5,729
Banco Bilbao Vizcaya Argentaria SA
5.875% due 09/24/2023 •(d)(e)		12,600	13,640
8.375% due 12/31/2099 (e)		4,200	4,566
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(d)(e)		$2,700	2,090
8.375% due 10/14/2030 •(d)(e)		17,200	16,066
Bank of Ireland Group PLC
6.000% due 09/01/2025 •(d)(e)	EUR	4,600	4,762
7.500% due 05/19/2025 •(d)(e)		14,100	15,120
Bank of Nova Scotia
3.625% due 10/27/2081 •(e)(f)		$5,900	4,175
4.900% due 06/04/2025 •(d)(e)(h)		7,300	6,910
Bankinter SA 7.375% due 08/15/2028 •(d)(e)	EUR	1,400	1,449
Barclays PLC
6.125% due 12/15/2025 •(d)(e)		$23,600	20,715
8.000% due 03/15/2029 •(d)(e)		2,900	2,598
BNP Paribas SA
6.625% due 03/25/2024 •(d)(e)		3,800	3,664
7.375% due 08/19/2025 •(d)(e)		6,500	6,319
7.750% due 08/16/2029 •(d)(e)		15,100	14,653
9.250% due 11/17/2027 •(d)(e)		1,300	1,343
BPCE SA 2.125% due 10/13/2046 •(e)	EUR	2,200	1,720
CaixaBank SA 3.625% due 09/14/2028 •(d)(e)		4,800	3,574
Commerzbank AG 6.500% due 10/09/2029 •(d)(e)		3,000	2,859
Cooperatieve Rabobank UA
3.100% due 06/29/2028 •(d)(e)		8,200	6,977
3.250% due 12/29/2026 •(d)(e)		400	363
4.875% due 06/29/2029 •(d)(e)		1,400	1,286
CPI Property Group SA 4.875% due 07/16/2025 •(d)		5,600	2,213
Credit Agricole SA
7.250% due 09/23/2028 •(d)(e)		5,100	5,546
7.875% due 01/23/2024 •(d)(e)		$10,900	10,809
8.125% due 12/23/2025 •(d)(e)(h)		8,800	8,850
Credit Suisse AG AT1 Claim ^		58,550	2,342
de Volksbank NV 7.000% due 12/15/2027 •(d)(e)	EUR	2,400	2,190
Deutsche Bank AG
5.882% due 07/08/2031 •		$5,400	4,732
10.000% due 12/01/2027 •(d)(e)	EUR	5,200	5,639
DNB Bank ASA 5.726% (US0003M + 0.250%) due 08/23/2023 ~(d)		$1,700	1,425
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032 (h)		1,100	873
Erste Group Bank AG
4.250% due 10/15/2027 •(d)(e)	EUR	9,600	7,989
6.500% due 04/15/2024 •(d)(e)		4,200	4,444
Freedom Mortgage Corp. 6.625% due 01/15/2027		$4,800	4,160
Hongkong & Shanghai Banking Corp. Ltd. 5.460% (US0003M + 0.188%) due 07/31/2023 ~(d)		1,900	1,896

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2023 (Unaudited)

HSBC Bank PLC 5.460% (US0006M + 0.250%) due 09/29/2023 ~(d)(h)		5,700	5,700
HSBC Holdings PLC
6.000% due 09/29/2023 •(d)(e)	EUR	2,100	2,280
6.375% due 03/30/2025 •(d)(e)		$13,900	13,330
ING Groep NV
4.250% due 05/16/2031 •(d)(e)		6,200	4,140
6.500% due 04/16/2025 •(d)(e)		21,548	20,128
7.500% due 05/16/2028 •(d)(e)		11,000	10,126
Intesa Sanpaolo SpA
5.875% due 12/31/2099 (e)	EUR	10,300	8,971
7.700% due 09/17/2025 •(d)(e)		$4,200	3,953
8.248% due 11/21/2033 •		9,700	10,195
KBC Group NV 4.750% due 03/05/2024 •(d)(e)	EUR	2,200	2,318
LeasePlan Corp. NV 7.375% due 05/29/2024 •(d)(e)		7,200	7,724
Legal & General Group PLC 5.625% due 03/24/2031 •(d)(e)	GBP	1,600	1,572
Liberty Mutual Group, Inc.
3.625% due 05/23/2059 •	EUR	4,100	4,261
4.125% due 12/15/2051 •		$7,000	5,514
4.300% due 02/01/2061		5,100	3,223
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(d)(e)		11,700	11,187
7.500% due 09/27/2025 •(d)(e)		14,060	13,183
8.000% due 09/27/2029 •(d)(e)		10,600	9,711
Midcap Financial Issuer Trust 6.500% due 05/01/2028		4,940	4,402
Morgan Stanley 5.948% due 01/19/2038 •(h)		10,900	10,765
Munich Re 5.875% due 05/23/2042 •		2,000	2,011
Nationstar Mortgage Holdings, Inc. 6.000% due 01/15/2027		5,000	4,657
Nationwide Building Society 5.875% due 12/20/2024 •(d)(e)	GBP	400	475
NatWest Group PLC
4.600% due 06/28/2031 •(d)(e)		$6,650	4,622
6.000% due 12/29/2025 •(d)(e)		24,300	22,538
8.000% due 08/10/2025 •(d)(e)		8,500	8,282
Nordea Bank Abp 3.750% due 03/01/2029 •(d)(e)(h)		12,000	8,909
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		6,200	4,986
5.750% due 09/15/2031		1,500	1,225
Prudential Financial, Inc.
5.125% due 03/01/2052 •		5,900	5,343
6.000% due 09/01/2052 •		3,000	2,858
Santander U.K. Group Holdings PLC 6.750% due 06/24/2024 •(d)(e)	GBP	4,900	5,837
Societe Generale SA
6.691% due 01/10/2034 •		$300	306
7.375% due 10/04/2023 •(d)(e)		500	486
8.000% due 09/29/2025 •(d)(e)		6,250	5,871
9.375% due 11/22/2027 •(d)(e)		4,100	4,018
Standard Chartered PLC 7.750% due 08/15/2027 •(d)(e)(h)		7,300	7,247
Svenska Handelsbanken AB
4.375% due 03/01/2027 •(d)(e)		4,800	4,077
4.750% due 03/01/2031 •(d)(e)		1,800	1,397
Textron Financial Corp. 7.056% (US0003M + 1.735%) due 02/15/2067 ~		13,042	9,624
Toronto-Dominion Bank 8.125% due 10/31/2082 •(e)(h)		7,000	7,129
UBS Group AG
4.875% due 02/12/2027 •(d)(e)		19,600	15,740
6.442% due 08/11/2028 •		600	603
UniCredit SpA
3.127% due 06/03/2032 •		7,800	6,158
5.459% due 06/30/2035 •		10,100	8,580
USB Realty Corp. 6.407% (US0003M + 1.147%) due 01/15/2027 ~(d)(h)		6,567	4,694
Virgin Money U.K. PLC
7.875% due 12/14/2028 •	GBP	900	1,135
9.250% due 06/08/2024 •(d)(e)		6,000	7,193
Voya Financial, Inc. 4.700% due 01/23/2048 •		$3,000	2,408

			539,663

INDUSTRIALS 0.8%
South Jersey Industries, Inc. 5.020% due 04/15/2031		9,700	8,152

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2023 (Unaudited)

UTILITIES 2.1%
CMS Energy Corp. 4.750% due 06/01/2050 •	2,800	2,414
Edison International 8.125% due 06/15/2053 •	3,300	3,376
Electricite de France SA 9.125% due 03/15/2033 •(d)	8,100	8,326
National Rural Utilities Cooperative Finance Corp. 7.125% due 09/15/2053	5,000	5,013
Sempra Energy 4.125% due 04/01/2052 •	4,800	3,889

		23,018

Total Corporate Bonds & Notes (Cost $640,113)		570,833

	SHARES
PREFERRED SECURITIES 40.9%
BANKING & FINANCE 2.4%
CaixaBank SA
5.875% due 10/09/2027 •(d)(e)	10,400,000	10,182
8.250% due 03/13/2029 •(d)(e)	6,000,000	6,330
Citigroup, Inc. 7.375% due 05/15/2028 •(d)	300,000	299
PNC Financial Services Group, Inc. 6.250% due 03/15/2030 •(d)	9,300,000	8,391

		25,202

FINANCIALS 34.8%
Aircastle Ltd. 5.250% due 06/15/2026 •(d)	5,200,000	3,627
Ally Financial, Inc. 4.700% due 05/15/2028 •(d)	5,000,000	3,265
American AgCredit Corp. 5.250% due 06/15/2026 •(d)	5,000,000	4,452
American Express Co. 3.550% due 09/15/2026 •(d)	16,900,000	14,033
Banco Bilbao Vizcaya Argentaria SA 6.000% due 01/15/2026 •(d)(e)	3,800,000	3,901
Banco Santander SA
4.125% due 11/12/2027 •(d)(e)	6,200,000	5,084
4.375% due 01/14/2026 •(d)(e)	3,000,000	2,751
Bank of America Corp.
4.375% due 01/27/2027 •(d)	7,000,000	6,060
5.875% due 03/15/2028 •(d)	49,610,000	45,373
Bankinter SA 6.250% due 01/17/2026 •(d)(e)	3,000,000	3,120
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(d)	2,000,000	1,690
CaixaBank SA
5.250% due 03/23/2026 •(d)(e)	1,000,000	925
6.750% due 06/13/2024 •(d)(e)	6,600,000	6,991
Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	29,000,000	21,298
5.000% due 12/01/2027 •(d)(h)	6,875,000	5,246
Citigroup, Inc.
4.150% due 11/15/2026 •(d)	9,000,000	7,240
4.700% due 01/30/2025 •(d)	5,200,000	4,488
5.950% due 05/15/2025 •(d)	5,800,000	5,584
6.300% due 05/15/2024 •(d)	10,354,000	10,043
Citizens Financial Group, Inc. 4.000% due 10/06/2026 •(d)	2,700,000	2,041
Compeer Financial ACA 4.875% due 08/15/2026 •(d)	5,000,000	4,519
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(d)	10,000,000	7,400
Farm Credit Bank of Texas 6.200% due 06/15/2028 •(d)	7,000,000	5,915
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(d)	10,000,000	7,771
3.800% due 05/10/2026 •(d)	5,500,000	4,401
4.400% due 02/10/2025 •(d)	4,300,000	3,592
8.211% (US0003M + 2.874%) due 07/31/2023 ~(d)	18,400,000	18,208
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(d)	3,913,000	4,994
JPMorgan Chase & Co.
4.200% due 09/01/2026 (d)	200,000	3,858
4.600% due 02/01/2025 •(d)(h)	25,500,000	23,833
4.625% due 06/01/2026 (d)	200,000	4,096
6.100% due 10/01/2024 •(d)(h)	2,300,000	2,292

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2023 (Unaudited)

MetLife, Inc. 5.875% due 03/15/2028 •(d)	4,500,000	4,191
Morgan Stanley
4.875% due 01/15/2025 (d)	230,000	5,111
5.850% (US0003M + 3.491%) due 04/15/2027 ~(d)	361,506	8,499
5.875% due 09/15/2026 ~(d)	2,900,000	2,747
6.500% due 10/15/2027 (d)	50,000	1,298
8.712% (US0003M + 3.160%) due 12/15/2025 ~(d)	12,500,000	12,579
Nationwide Building Society 10.250% ~	73,204	10,711
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(d)	13,400,000	9,912
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(d)	27,139,725	27,535
SVB Financial Group
4.100% due 02/15/2031 ^(a)(d)	28,200,000	2,020
4.700% due 11/15/2031 ^(a)(d)	10,000,000	711
Truist Financial Corp.
5.100% due 03/01/2030 •(d)(h)	5,900,000	5,096
8.654% (US0003M + 3.102%) due 12/15/2024 ~(d)	5,300,000	5,172
U.S. Bancorp 3.700% due 01/15/2027 •(d)	700,000	517
Wells Fargo & Co.
3.900% due 03/15/2026 •(d)	14,000,000	12,326
4.250% due 09/15/2026 (d)	200,000	3,412
4.750% due 03/15/2025 (d)	80,200	1,527
5.900% due 06/15/2024 ~(d)	13,150,000	12,991

		374,446

INDUSTRIALS 1.3%
Energy Transfer LP
6.750% due 05/15/2025 •(d)	2,900,000	2,610
7.125% due 05/15/2030 •(d)	13,600,000	11,586

		14,196

UTILITIES 2.4%
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(d)	6,830,000	6,635
Edison International 5.000% due 12/15/2026 •(d)	10,300,000	8,932
Sempra Energy 4.875% due 10/15/2025 •(d)	11,200,000	10,469

		26,036

Total Preferred Securities (Cost $544,547)		439,880

SHORT-TERM INSTRUMENTS 2.1%
REPURCHASE AGREEMENTS (g) 1.6%		16,843

U.S. TREASURY BILLS 0.5%
5.223% due 08/24/2023 - 09/14/2023 (b)(c)(k)	5,129	5,077

Total Short-Term Instruments (Cost $21,921)		21,920

Total Investments in Securities (Cost $1,206,581)		1,032,633

	SHARES
INVESTMENTS IN AFFILIATES 8.0%
SHORT-TERM INSTRUMENTS 8.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.0%
PIMCO Short-Term Floating NAV Portfolio III	8,832,786	85,881

Total Short-Term Instruments (Cost $85,831)		85,881

Total Investments in Affiliates (Cost $85,831)		85,881

Total Investments 104.1% (Cost $1,292,412)		$1,118,514
Financial Derivative Instruments (i)(j) (0.3)%(Cost or Premiums, net $(4,655))		(3,035)
Other Assets and Liabilities, net (3.8)%		(40,629)

Net Assets 100.0%		$1,074,850

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bank of Nova Scotia	3.625%	10/27/2081	09/29/2021	$5,900	$4,175	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$16,843	U.S. Treasury Notes 4.625% due 06/30/2025	$(17,180)	$16,843	$16,844

Total Repurchase Agreements	$(17,180)	$16,843	$16,844

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.520%	04/12/2023	07/11/2023	$(15,584)	$(15,780)
5.520	04/13/2023	07/11/2023	(4,688)	(4,747)
5.520	05/05/2023	07/11/2023	(4,885)	(4,929)
JML	3.000	05/05/2023	TBD(3)	(5,035)	(5,059)
5.560	01/06/2023	07/06/2023	(9,919)	(10,155)
5.560	02/23/2023	07/06/2023	(983)	(1,002)
5.560	03/07/2023	07/06/2023	(8,830)	(8,986)
5.560	03/15/2023	07/06/2023	(8,054)	(8,196)
JPS	5.560	01/06/2023	07/06/2023	(5,427)	(5,556)

Total Reverse Repurchase Agreements	$(64,410)

(h)	Securities with an aggregate market value of $69,977 and cash of $830 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(94,671) at a weighted average interest rate of 5.046%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2023	99	$12,500	$(170)	$0	$(54)
Euro-Schatz September Futures	09/2023	381	43,591	(343)	0	(73)
U.S. Treasury 2-Year Note September Futures	09/2023	169	34,365	(366)	0	(5)
U.S. Treasury 10-Year Note September Futures	09/2023	22	2,470	(20)	3	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	298	40,593	313	373	0
United Kingdom Long Gilt September Futures	09/2023	13	1,573	(13)	0	(11)

$(599)	$376	$(143)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	60	$(8,756)	$82	$61	$(7)
Euro-Buxl 30-Year Bond September Futures	09/2023	115	(17,518)	(233)	201	(95)
U.S. Treasury 5-Year Note September Futures	09/2023	712	(76,251)	1,304	0	0
U.S. Treasury Long-Term Bond September Futures	09/2023	2	(254)	1	0	(1)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	40	(4,738)	57	0	(12)

$1,211	$262	$(115)

Total Futures Contracts	$612	$638	$(258)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(2)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/20/2025	GBP	5,400	$(44)	$(199)	$(243)	$0	$(18)
Pay(2)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/20/2028	13,200	(61)	(841)	(902)	0	(84)
Receive(2)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033	7,400	61	537	598	60	0
Receive(2)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053	4,200	127	379	506	42	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	$20,000	(4,738)	(653)	(5,391)	171	0

Total Swap Agreements	$(4,655)	$(777)	$(5,432)	$273	$(102)

Cash of $9,286 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	Unsettled variation margin asset of $4 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	$35	AUD	53	$0	$0
08/2023	AUD	53	$35	0	0
BOA	07/2023	$1,341	EUR	1,240	12	0
BPS	07/2023	AUD	316	$206	0	(4)
07/2023	EUR	30,409	32,701	1	(482)
07/2023	$171,202	EUR	156,380	117	(678)
08/2023	EUR	150,665	$165,315	685	0
CBK	07/2023	6,787	7,369	11	(48)
07/2023	GBP	130	166	0	0
07/2023	$7,075	EUR	6,548	72	(2)
08/2023	AUD	44	$29	0	0
CLY	07/2023	GBP	151	192	0	0
07/2023	$135	EUR	125	2	0
JPM	07/2023	36,289	33,234	0	(23)
08/2023	EUR	33,234	$36,339	24	0

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2023 (Unaudited)

MBC	07/2023		593		634	0	(13)
	07/2023	GBP	26,601		32,974	0	(809)
	07/2023		$1,584	EUR	1,475	26	(1)
RBC	07/2023		166	GBP	132	2	0
RYL	07/2023	EUR	4,289		$4,654	0	(26)
SCX	07/2023		$52	AUD	78	0	0
	08/2023	AUD	78		$52	0	0
SOG	07/2023	EUR	151,436		162,906	0	(2,342)
TOR	07/2023		$63	AUD	96	1	0
	08/2023	AUD	96		$63	0	(1)
UAG	07/2023	EUR	5,488		5,875	0	(114)
	07/2023		$30	AUD	46	0	0
	08/2023	AUD	46		$31	0	0

Total Forward Foreign Currency Contracts						$953	$(4,543)

(k)

Securities with an aggregate market value of $2,903 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$539,363	$300	$539,663
Industrials			0		8,152	0	8,152
Utilities			0		23,018	0	23,018
Preferred Securities
Banking & Finance			0		25,202	0	25,202
Financials			27,801		346,645	0	374,446
Industrials			0		14,196	0	14,196
Utilities			0		26,036	0	26,036
Short-Term Instruments
Repurchase Agreements			0		16,843	0	16,843
U.S. Treasury Bills			0		5,077	0	5,077

			$27,801		$1,004,532	$300	$1,032,633
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$85,881		$0	$0	$85,881

Total Investments			$113,682		$1,004,532	$300	$1,118,514

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			262		649	0	911
Over the counter			0		953	0	953

			$262		$1,602	$0	$1,864
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(240)		(120)	0	(360)
Over the counter			0		(4,543)	0	(4,543)

			$(240)		$(4,663)	$0	$(4,903)

Total Financial Derivative Instruments			$22		$(3,061)	$0	$(3,039)

Totals			$113,704		$1,001,471	$300	$1,115,475

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 155.6% ¤
CORPORATE BONDS & NOTES 8.0%
BANKING & FINANCE 4.7%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		$150	$144
3.000% due 10/29/2028		300	260
3.300% due 01/30/2032		300	246
American Tower Corp.
1.000% due 01/15/2032	EUR	1,804	1,474
3.800% due 08/15/2029		$881	805
Aviation Capital Group LLC 5.500% due 12/15/2024		400	392
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		10	8
Bank of America Corp. 6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	807
Barclays PLC
4.337% due 01/10/2028		200	189
4.375% due 03/15/2028 •(h)(i)		700	477
4.972% due 05/16/2029 •		200	189
5.200% due 05/12/2026		200	193
5.875% due 09/15/2024 •(h)(i)	GBP	200	228
Credit Suisse AG
4.474% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	400	436
6.500% due 08/08/2023 (i)		$1,000	996
Credit Suisse AG AT1 Claim ^		1,374	55
Discover Bank 4.650% due 09/13/2028		400	372
Equinix, Inc. 1.550% due 03/15/2028		500	419
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	441	434
Goldman Sachs Group, Inc. 6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~		$2,000	2,032
GSPA Monetization Trust 6.422% due 10/09/2029		27	25
Healthcare Realty Holdings LP 2.400% due 03/15/2030		346	275
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,569	1,253
4.292% due 09/12/2026 •		472	454
ING Groep NV
3.875% due 05/16/2027 •(h)(i)		800	573
4.250% due 05/16/2031 •(h)(i)		200	134
5.750% due 11/16/2026 •(h)(i)		200	177
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		900	901
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		3,138	2,791
Nationwide Building Society 4.363% due 08/01/2024 •		500	499
NatWest Group PLC
2.875% due 09/19/2026 •	GBP	158	182
4.269% due 03/22/2025 •		$500	491
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,255	1,148
2.679% due 07/16/2030		1,491	1,221
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	5,374	593
Nykredit Realkredit AS 1.500% due 10/01/2053		27,610	3,046
Realkredit Danmark AS 1.500% due 10/01/2053		8,173	901
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$801	795
UBS Group AG
3.750% due 03/26/2025		500	479
4.751% due 05/12/2028 •		2,400	2,276
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	1,500	1,280

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

1.741% due 05/04/2030 •		700	654

			30,304

INDUSTRIALS 2.8%
American Honda Finance Corp. 5.000% due 05/23/2025		$1,600	1,594
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		700	614
Broadcom, Inc.
3.137% due 11/15/2035		700	537
3.469% due 04/15/2034		600	492
Charter Communications Operating LLC
4.908% due 07/23/2025		315	309
6.949% (US0003M + 1.650%) due 02/01/2024 ~		1,101	1,106
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	634
DAE Funding LLC
1.625% due 02/15/2024		1,100	1,061
2.625% due 03/20/2025		500	471
3.375% due 03/20/2028		600	541
Dell International LLC 4.900% due 10/01/2026		78	77
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		1,238	1,166
Imperial Brands Finance PLC
3.500% due 07/26/2026		2,190	2,041
3.875% due 07/26/2029		1,255	1,107
INEOS Finance PLC 2.125% due 11/15/2025	EUR	912	935
MPLX LP 2.650% due 08/15/2030		$900	754
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		785	780
3.522% due 09/17/2025		1,177	1,095
4.345% due 09/17/2027		1,741	1,585
4.810% due 09/17/2030		500	439
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030		800	709

			18,047

UTILITIES 0.5%
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,118	1,660
4.550% due 07/01/2030		800	724
Rio Oil Finance Trust 8.200% due 04/06/2028		387	390
Sprint LLC 7.875% due 09/15/2023		189	190

			2,964

Total Corporate Bonds & Notes (Cost $58,403)			51,315

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		78	82
6.725% due 04/01/2035		171	179

Total Municipal Bonds & Notes (Cost $258)			261

U.S. GOVERNMENT AGENCIES 15.8%
Fannie Mae
2.348% due 01/25/2031 ~(a)		393	34
4.323% due 12/01/2034 •		26	26
4.500% due 09/25/2040		649	634
5.894% due 03/01/2034 •		12	13
Fannie Mae, TBA
5.500% due 09/01/2053		16,500	16,419
6.000% due 08/01/2053		3,400	3,430
6.500% due 07/01/2053 - 08/01/2053		36,600	37,360
Freddie Mac
3.500% due 07/15/2042		1,027	936
4.000% due 01/01/2048 - 03/01/2049		476	454
6.500% due 05/01/2035		26	27
Ginnie Mae
2.750% due 11/20/2044 •		137	132
2.872% due 08/20/2047 •		81	77
4.869% due 04/20/2068 •		516	507
U.S. Small Business Administration
5.490% due 03/01/2028		7	7
6.020% due 08/01/2028		49	47

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	3,225	2,978
6.000% due 08/01/2036 - 04/01/2041	235	240
6.500% due 09/01/2036	36	37
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2053	5,200	5,002
5.000% due 08/01/2053	11,900	11,663
5.500% due 08/01/2053	6,000	5,970
6.000% due 07/01/2053	15,000	15,134

Total U.S. Government Agencies (Cost $102,070)		101,127

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Bonds
3.625% due 05/15/2053 (n)	1,100	1,057
U.S. Treasury Inflation Protected Securities (g)
0.125% due 07/15/2024 (n)	12,649	12,271
0.125% due 02/15/2051 (n)	$2,680	1,791
0.125% due 02/15/2052 (n)	872	579
0.625% due 07/15/2032	1,566	1,441
0.625% due 02/15/2043 (l)	828	680
1.125% due 01/15/2033 (n)	917	879
U.S. Treasury Notes
3.875% due 05/15/2043 (n)	1,500	1,464

Total U.S. Treasury Obligations (Cost $21,505)		20,162

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
280 Park Avenue Mortgage Trust 6.262% due 09/15/2034 •	1,300	1,214
Adjustable Rate Mortgage Trust 3.992% due 01/25/2036 ^~	569	444
American Home Mortgage Assets Trust
5.340% due 10/25/2046 •	126	69
6.750% due 11/25/2046 þ	146	127
Atrium Hotel Portfolio Trust 6.943% due 12/15/2036 •	2,300	2,171
Banc of America Funding Trust 3.811% due 09/20/2046 ^~	556	486
Bear Stearns ALT-A Trust
4.195% due 05/25/2035 ~	23	22
5.470% due 08/25/2036 •	86	73
BSST Mortgage Trust 6.897% due 02/15/2037 •	4,600	3,954
BX Trust 5.896% due 04/15/2039 •	1,172	1,127
Chase Mortgage Finance Trust 3.700% due 09/25/2036 ^~	151	126
Citigroup Mortgage Loan Trust
3.974% due 09/25/2037 ^~	12	10
6.170% due 09/25/2062 þ	2,993	2,944
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037 •	186	157
Commercial Mortgage Trust 3.545% due 02/10/2036	1,800	1,636
Countrywide Alternative Loan Trust
5.390% due 12/25/2046 •	845	735
5.500% due 06/25/2025	249	204
5.500% due 05/25/2035	336	272
5.500% due 11/25/2035 ^	86	52
6.000% due 12/25/2035 ^	311	235
6.000% due 05/25/2036 ^	50	26
6.250% due 08/25/2036	687	407
7.000% due 10/25/2037	107	41
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037 ^	232	120
6.000% due 02/25/2037 ^	247	129
Credit Suisse Mortgage Capital Trust
2.000% due 01/25/2060 ~	1,615	1,365
3.474% due 06/25/2050 ~	668	560
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.530% due 02/25/2037 ^•	618	532
5.650% due 02/25/2035 «•	37	34
First Horizon Alternative Mortgage Securities Trust 5.549% due 06/25/2036 ^~	370	292
GS Mortgage Securities Corp. Trust 8.547% due 08/15/2039 •	3,300	3,303
HarborView Mortgage Loan Trust 5.567% due 12/19/2036 •	288	241
Impac CMB Trust 5.790% due 03/25/2035 •	121	111
IndyMac INDX Mortgage Loan Trust
5.550% due 11/25/2046 •	698	630
5.630% due 07/25/2035 •	209	196
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	3,500	2,736

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

4.248% due 07/05/2033		1,700	1,534
6.254% due 04/15/2037 •		2,190	2,029
6.363% due 07/05/2033 •		1,452	1,329
6.643% due 12/15/2031 •		220	196
JP Morgan Mortgage Trust
3.655% due 07/27/2037 ~		83	76
4.683% due 07/25/2035 «~		11	11
5.750% due 01/25/2036 ^		11	5
Lehman Mortgage Trust 5.800% due 11/25/2036 •		174	87
Lehman XS Trust 5.600% due 08/25/2046 •		346	336
Luminent Mortgage Trust 3.765% due 04/25/2036 ~		3,639	2,639
MASTR Adjustable Rate Mortgages Trust 4.560% due 11/21/2034 ~		617	585
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		119	79
Merrill Lynch Alternative Note Asset Trust
5.550% due 03/25/2037 •		2,254	579
6.000% due 03/25/2037 «		54	21
Merrill Lynch Mortgage Investors Trust
3.577% due 04/25/2035 «~		10	9
4.053% due 02/25/2036 ~		2	2
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036		85	40
MortgageIT Mortgage Loan Trust 5.670% due 12/25/2035 •		212	202
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		1,167	1,095
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		27	14
Nomura Resecuritization Trust 6.050% due 07/25/2036 •		2,523	2,391
NovaStar Mortgage Funding Trust 0.440% due 09/25/2046 •		660	231
Prime Mortgage Trust 6.000% due 06/25/2036 ^«		3	3
Residential Accredit Loans, Inc. Trust
4.398% due 10/25/2037 ~		310	275
5.470% due 01/25/2037 •		1,566	1,356
5.650% due 08/25/2037 •		15	14
6.000% due 01/25/2037 ^		34	26
6.000% due 03/25/2037 «		87	70
Residential Funding Mortgage Securities, Inc. Trust 4.573% due 04/25/2037 ~		157	125
Sequoia Mortgage Trust 3.483% due 09/20/2046 ^~		95	66
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		363	334
Structured Adjustable Rate Mortgage Loan Trust
4.387% due 03/25/2036 ^~		38	28
4.807% due 08/25/2035 «~		31	18
Thornburg Mortgage Securities Trust
2.553% due 03/25/2044 ~		49	47
3.018% due 09/25/2037 ~		1	1
3.749% due 12/25/2044 «~		82	74
Towd Point Mortgage Funding 6.287% due 02/20/2054	GBP	506	642
Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		$495	476
3.277% due 10/25/2057 ~		1,479	1,202
Verus Securitization Trust 6.476% due 06/25/2068		1,300	1,299
WaMu Mortgage Pass-Through Certificates Trust
3.800% due 10/25/2035 ~		19	18
3.824% due 06/25/2037 ^~		125	111
3.900% due 12/25/2035 ~		175	166
4.003% due 06/25/2037 ^~		130	118
4.198% due 01/25/2035 ~		45	41
4.976% due 02/25/2046 •		55	49
5.046% due 01/25/2046 •		4,536	3,966
5.690% due 12/25/2045 •		16	15
5.790% due 08/25/2045 •		3,258	3,081
5.930% due 01/25/2045 •		604	563
Washington Mutual Mortgage Pass-Through Certificates Trust
3.893% due 09/25/2036 •		491	142
4.726% due 02/25/2047 ^•		760	667
4.916% due 04/25/2046 •		61	52
5.650% due 02/25/2036 •		508	433

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 4.716% due 09/25/2036 ^~		4	4

Total Non-Agency Mortgage-Backed Securities (Cost $60,938)			55,753

ASSET-BACKED SECURITIES 30.0%
Aames Mortgage Investment Trust 6.140% due 07/25/2035 •		281	279
Aegis Asset-Backed Securities Trust 5.885% due 08/25/2035 •		4,370	3,617
ALM Ltd. 7.110% due 10/15/2029 •		3,000	2,977
American Express Credit Account Master Trust 4.870% due 05/15/2028		1,500	1,493
Arbor Realty Commercial Real Estate Notes Ltd.
6.517% due 01/15/2037 •		3,200	3,147
7.547% due 05/15/2037 •		1,200	1,188
8.047% due 05/15/2037 •		1,200	1,177
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.810% due 11/25/2035 •		2,087	2,006
Asset-Backed Securities Corp. Home Equity Loan Trust 5.960% due 06/25/2034 •		855	811
Atlas Senior Loan Fund Ltd. 7.200% due 07/20/2032 •		2,500	2,411
BA Credit Card Trust 4.790% due 05/15/2028		1,500	1,491
Barings CLO Ltd. 6.210% due 04/15/2031 •		2,900	2,864
Bear Stearns Asset-Backed Securities Trust
6.200% due 08/25/2037 •		578	485
6.750% due 08/25/2037 •		3,000	2,430
Blackrock European CLO DAC 3.797% due 10/15/2031 •	EUR	2,100	2,239
BNPP AM Euro CLO DAC 3.827% due 10/15/2031 •		355	378
Cairn CLO DAC 3.912% due 01/31/2030 •		912	980
Capital One Prime Auto Receivables Trust
4.900% due 03/15/2024		$954	954
5.717% due 09/15/2025 •		1,627	1,627
Carlyle Euro CLO DAC 4.213% due 08/15/2032 •	EUR	1,200	1,280
Carmax Auto Owner Trust 5.967% due 12/15/2025 •		$1,878	1,881
Carrington Mortgage Loan Trust 6.280% due 04/17/2031 •		2,800	2,767
Carvana Auto Receivables Trust
5.380% due 03/12/2029		600	587
5.420% due 04/10/2028		1,000	985
5.588% due 06/10/2024		436	437
5.980% due 08/10/2026		600	599
Centex Home Equity Loan Trust 5.795% due 03/25/2034 «•		82	77
CIFC Funding Ltd. 6.805% due 04/25/2033 •		1,950	1,910
Citigroup Mortgage Loan Trust
5.340% due 05/25/2037 •		860	571
5.470% due 09/25/2036 •		2,905	2,123
5.600% due 10/25/2036 •		197	195
5.630% due 08/25/2036 •		1,000	879
5.630% due 11/25/2036 •		3,100	2,826
5.670% due 03/25/2036 •		1,161	1,037
6.050% due 09/25/2035 ^•		1,370	1,268
7.250% due 05/25/2036 þ		98	52
Citizens Auto Receivables Trust
6.016% due 07/15/2026		1,300	1,297
6.130% due 07/15/2026		1,600	1,598
Countrywide Asset-Backed Certificates Trust
5.550% due 02/25/2037 •		289	266
5.890% due 08/25/2047 •		293	279
Countrywide Partnership Trust 6.050% due 02/25/2035 •		3,774	3,598
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		1,927	387
CVC Cordatus Loan Fund DAC
3.827% due 10/15/2031 •	EUR	3,700	3,962
3.855% due 07/21/2030 •		845	907
4.156% due 09/15/2031 •		1,600	1,708
ECMC Group Student Loan Trust 6.150% due 07/25/2069 •		$444	435
Ellington Loan Acquisition Trust 6.250% due 05/25/2037 •		1,370	1,312
Encore Credit Receivables Trust 5.885% due 09/25/2035 •		33	32
Enterprise Fleet Financing LLC 5.330% due 03/20/2024		905	904

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Exeter Automobile Receivables Trust 5.290% due 01/15/2025		1,496	1,495
First Franklin Mortgage Loan Trust
5.290% due 03/25/2037 •		1,934	1,064
5.460% due 09/25/2036 •		115	106
5.870% due 11/25/2035 •		510	470
Ford Auto Securitization Trust Asset-Backed Notes 4.956% due 10/15/2024	CAD	954	721
Fortress Credit Investments Ltd. 6.917% due 02/23/2039 •		$3,600	3,476
FREED ABS Trust 6.490% due 12/18/2029		310	310
Fremont Home Loan Trust
5.290% due 11/25/2036 •		323	190
5.300% due 10/25/2036 •		1,057	432
5.490% due 02/25/2037 •		975	335
5.885% due 01/25/2035 •		155	150
5.885% due 07/25/2035 «•		1	1
Galaxy CLO Ltd. 6.230% due 10/15/2030 •		1,286	1,277
Gallatin CLO Ltd. 6.910% due 07/15/2031 •		1,200	1,172
GLS Auto Receivables Issuer Trust 5.700% due 01/15/2027		2,100	2,093
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,000	996
6.270% due 08/16/2027		2,200	2,196
GSAA Home Equity Trust
5.290% due 03/25/2036 •		202	77
5.790% due 04/25/2047 •		398	195
6.795% due 06/25/2036 þ		356	97
GSAMP Trust
5.240% due 01/25/2037 •		1,524	892
5.250% due 12/25/2046 •		145	73
5.280% due 12/25/2046 •		1,422	774
5.380% due 01/25/2037 •		410	332
Halseypoint CLO Ltd. 6.690% due 07/20/2031 •		600	592
Harvest CLO DAC 3.880% due 10/20/2031 •	EUR	3,200	3,421
Home Equity Mortgage Loan Asset-Backed Trust 5.370% due 04/25/2037 •		$299	223
HSI Asset Securitization Corp. Trust 5.630% due 11/25/2035 •		2,306	2,084
JP Morgan Mortgage Acquisition Trust
5.360% due 10/25/2036 •		182	179
5.550% due 07/25/2036 •		6,824	6,336
Jubilee CLO DAC
3.777% due 04/15/2030 •	EUR	2,100	2,239
3.827% due 04/15/2031 •		900	959
LL ABS Trust
3.760% due 11/15/2029		$1,161	1,147
6.630% due 05/15/2030		1,435	1,435
Long Beach Mortgage Loan Trust 5.590% due 02/25/2036 •		538	521
Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	932
3.857% due 10/15/2030 •		513	550
4.877% due 10/15/2032 •		2,200	2,274
Marlette Funding Trust
5.180% due 11/15/2032		$1,233	1,226
5.950% due 11/15/2032		1,000	989
6.070% due 04/15/2033		3,012	3,001
Merrill Lynch Mortgage Investors Trust 5.670% due 02/25/2037 •		2,406	724
MF1 Ltd. 6.817% due 02/19/2037 •		2,700	2,650
Morgan Stanley ABS Capital, Inc. Trust
5.365% due 03/25/2037 •		808	333
6.080% due 07/25/2035 •		791	759
Mountain View CLO LLC 6.350% due 10/16/2029 •		756	751
Nelnet Student Loan Trust 5.886% due 04/20/2062 •		1,573	1,545
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 ^þ		251	60
NovaStar Mortgage Funding Trust 5.350% due 09/25/2037 •		444	430
OCP CLO Ltd. 6.370% due 07/20/2029 •		1,018	1,012
Oportun Issuance Trust 7.451% due 01/08/2030		1,898	1,901
Option One Mortgage Loan Trust
5.690% due 01/25/2036 •		2,014	1,797
5.930% due 02/25/2035 •		426	402

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		1,443	1,405
4.970% due 01/15/2030		579	572
6.060% due 03/15/2030		2,870	2,858
Palmer Square European Loan Funding DAC 3.897% due 10/15/2031 •	EUR	3,753	4,013
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.125% due 07/25/2035 •		$1,400	1,144
6.875% due 02/25/2035 •		4,155	3,654
PFP Ltd. 7.376% due 08/19/2035 •		2,400	2,404
PRET LLC
2.487% due 07/25/2051 þ		1,985	1,842
3.721% due 07/25/2051 þ		1,771	1,664
5.240% due 04/25/2052 þ		1,244	1,182
Ready Capital Mortgage Financing LLC 7.636% due 10/25/2039 •		2,796	2,804
Renaissance Home Equity Loan Trust 6.250% due 09/25/2037 •		235	104
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		492	434
4.320% due 09/25/2030		508	472
5.380% due 11/25/2030		1,728	1,691
Residential Asset Securities Corp. Trust
5.730% due 06/25/2033 •		66	58
5.810% due 12/25/2035 •		1,479	1,403
6.110% due 01/25/2036 •		5,075	4,535
Santander Drive Auto Receivables Trust 5.870% due 03/16/2026		4,400	4,396
Saxon Asset Securities Trust 5.600% due 09/25/2036 •		1,700	1,326
Securitized Asset-Backed Receivables LLC Trust 5.870% due 10/25/2035 •		1,509	1,209
SLM Private Education Loan Trust 9.943% due 10/15/2041 •		2,177	2,274
SMB Private Education Loan Trust
1.070% due 01/15/2053		1,844	1,581
2.340% due 09/15/2034		1,035	997
5.923% due 01/15/2053 •		1,960	1,911
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		905	833
Sound Point CLO Ltd. 6.235% due 07/25/2030 •		2,610	2,580
Soundview Home Loan Trust
5.615% due 02/25/2036 •		875	795
6.450% due 10/25/2037 •		473	351
Specialty Underwriting & Residential Finance Trust 4.460% due 12/25/2036 •		379	355
Starwood Mortgage Trust 6.867% due 11/15/2038 •		4,300	4,177
Theorem Funding Trust
1.850% due 02/15/2028		586	578
7.600% due 04/15/2029		2,014	2,027
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~		104	102
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •		1,900	1,848
Upstart Pass-Through Trust Series 3.800% due 04/20/2030		1,114	1,062
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		429	410
Veros Auto Receivables Trust 7.120% due 11/15/2028		2,819	2,815

Total Asset-Backed Securities (Cost $201,359)			191,975

SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
0.500% due 07/09/2030 þ		149	41
1.500% due 07/09/2035 þ		97	28
Brazil Government International Bond 4.750% due 01/14/2050		572	422

Total Sovereign Issues (Cost $676)			491

SHORT-TERM INSTRUMENTS 89.9%
COMMERCIAL PAPER 6.4%
AES Corp. 6.050% due 07/03/2023		250	250
Amcor Flexibles North America, Inc. 5.430% due 07/20/2023		250	249
Ameren Corp. 5.400% due 07/24/2023		250	249

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

American Electric Power Co., Inc.
5.430% due 07/10/2023	350	350
5.440% due 08/07/2023	400	398
5.480% due 08/14/2023	400	397
Arrow Electronics, Inc. 5.730% due 07/18/2023	250	249
Bacardi Martini BV 5.900% due 07/19/2023	250	249
Conagra Brands, Inc.
5.600% due 07/20/2023	600	598
5.750% due 07/05/2023	1,700	1,699
Constellation Brands, Inc.
5.580% due 07/18/2023	250	249
5.590% due 07/03/2023	450	450
5.590% due 07/05/2023	300	300
5.590% due 07/07/2023	300	300
5.600% due 07/11/2023	350	349
CVS Corp. 5.280% due 07/06/2023	250	250
Daimler Truck Finance North America LLC 5.350% due 07/21/2023	2,750	2,741
Dominion Resources, Inc.
5.430% due 07/31/2023	250	249
5.490% due 07/10/2023	1,250	1,248
Duke Energy Corp.
5.400% due 07/10/2023	250	250
5.400% due 07/13/2023	250	250
5.400% due 08/08/2023	250	249
Electricite de France SA
5.510% due 08/03/2023	2,500	2,487
5.570% due 07/14/2023	650	649
Enbridge (US), Inc.
5.450% due 07/27/2023 (b)	250	249
5.480% due 07/17/2023	250	249
Enel Finance America LLC
5.450% due 07/24/2023	250	249
5.450% due 08/07/2023 (b)	300	298
Global Payments, Inc.
5.930% due 07/21/2023	750	747
5.930% due 07/26/2023	650	647
5.930% due 07/28/2023	550	548
5.950% due 07/07/2023	250	250
5.950% due 07/14/2023	950	948
Humana, Inc.
5.400% due 07/11/2023	250	250
5.450% due 07/19/2023	250	249
International Flavors & Fragrances, Inc.
6.000% due 07/05/2023	600	600
6.000% due 07/28/2023	250	249
6.050% due 07/27/2023 (b)	600	598
Keurig Dr Pepper, Inc. 5.350% due 07/20/2023	250	249
LSEGA Financing PLC 5.430% due 07/25/2023	300	299
Marriott International 5.420% due 07/18/2023	1,100	1,097
Mondelez International, Inc. 5.430% due 07/13/2023	1,900	1,896
Parker-Hannifin Corp.
5.400% due 07/18/2023	800	798
5.400% due 07/19/2023	450	449
Quanta Services, Inc.
5.900% due 07/05/2023	300	300
5.900% due 07/17/2023	575	573
5.900% due 07/18/2023	1,475	1,471
Raytheon Technologies Corp. 5.450% due 07/12/2023	1,600	1,597
Republic Services, Inc. 5.250% due 07/05/2023	250	250
S&P Global, Inc. 5.400% due 07/06/2023	750	749
Targa Resources Corp.
5.950% due 07/20/2023	250	249
6.000% due 07/07/2023	1,850	1,848
Thomson Reuters Corp.
5.470% due 07/18/2023	2,500	2,493
5.500% due 07/19/2023	700	698
VW Credit, Inc.
5.400% due 07/21/2023	250	249
5.400% due 07/24/2023	500	498
5.400% due 07/25/2023	450	448
5.430% due 07/27/2023	250	249
5.430% due 08/01/2023	500	498
5.440% due 08/02/2023	400	398
Walgreens Boots Alliance, Inc.
6.000% due 07/05/2023	1,500	1,499

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

6.000% due 07/06/2023		1,600	1,598

			41,293

REPURCHASE AGREEMENTS (j) 74.1%			474,090

SHORT-TERM NOTES 1.6%
Federal Home Loan Bank 5.070% due 08/25/2023 (f)		10,000	10,000

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (d)(e)(g)	ARS	32,511	67

U.S. TREASURY BILLS 7.8%
5.211% due 08/24/2023 - 09/14/2023 (d)(e)(l)(n)		$50,161	49,700

Total Short-Term Instruments (Cost $575,170)			575,150

Total Investments in Securities (Cost $1,020,379)			996,234

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		114,087	1,109

Total Short-Term Instruments (Cost $1,109)			1,109

Total Investments in Affiliates (Cost $1,109)			1,109

Total Investments 155.8% (Cost $1,021,488)			$997,343
Financial Derivative Instruments (k)(m) (3.3)%(Cost or Premiums, net $10,785)			(21,228)
Other Assets and Liabilities, net (52.5)%			(336,127)

Net Assets 100.0%			$639,988

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Coupon represents a yield to maturity.
(g)								Principal amount of security is adjusted for inflation.
(h)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)								Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.080%	07/03/2023	07/05/2023	$217,700	U.S. Treasury Notes 0.375% due 07/31/2027			$(222,170)	$217,700	$217,700
	5.120	06/30/2023	07/03/2023	216,000	U.S. Treasury Notes 1.250% due 05/31/2028			(220,366)	216,000	216,092
FICC	2.400	06/30/2023	07/03/2023	4,490	U.S. Treasury Notes 4.625% due 06/30/2025			(4,580)	4,490	4,491
SAL	5.100	06/30/2023	07/03/2023	35,900	U.S. Treasury Notes 0.250% due 10/31/2025			(36,622)	35,900	35,915

Total Repurchase Agreements								$(483,738)	$474,090	$474,198

(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(233) at a weighted average interest rate of 4.880%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures					$110.750	07/21/2023	3	$3	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures					113.750	07/21/2023	3	3	0	0

Total Written Options									$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2023	322	$65,477		$(599)	$0	$(10)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

U.S. Treasury 10-Year Note September Futures	09/2023	479	53,775	(778)	68	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	73	9,944	91	91	0

$(1,286)	$159	$(10)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2023	43	$(5,429)	$71	$23	$0
Euro-Bund September Futures	09/2023	36	(5,254)	49	37	(4)
Euro-Buxl 30-Year Bond September Futures	09/2023	9	(1,371)	(20)	16	(8)
U.S. Treasury 5-Year Note September Futures	09/2023	268	(28,701)	553	0	0

$653	$76	$(12)

Total Futures Contracts	$(633)	$235	$(22)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Motors Co.	5.000%	Quarterly	12/20/2026	1.301%	$470	$92	$(36)	$56	$1	$0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	550	66	12	78	1	0

$158	$(24)	$134	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$828	$(30)	$11	$(19)	$2	$0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	500	(36)	12	(24)	1	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	500	0	15	15	4	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	14,800	202	19	221	19	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	148,100	1,396	873	2,269	199	0

$1,532	$930	$2,462	$225	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024	$30,100	$(1,204)	$139	$(1,065)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	24,200	283	438	721	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	5,800	(65)	46	(19)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	18,100	433	340	773	0	(19)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	4,300	(29)	35	6	0	(6)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	17,450	508	(3,039)	(2,531)	32	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	45,500	5,418	962	6,380	0	(78)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	7,600	(56)	(295)	(351)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	15,600	3,502	670	4,172	0	(132)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	9,100	417	313	730	0	(89)
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	09/15/2023	17,450	0	(175)	(175)	0	(5)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	10,800	(76)	94	18	0	(69)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	4,800	73	(59)	14	34	0

$9,204	$(531)	$8,673	$84	$(411)

Total Swap Agreements	$10,894	$375	$11,269	$311	$(411)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

(l)	Securities with an aggregate market value of $2,124 and cash of $10,913 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	DKK	8,298	$1,198	$0	$(18)
07/2023	MXN	145,165	7,885	0	(574)
07/2023	$2,213	DKK	15,048	0	(8)
08/2023	DKK	15,022	$2,213	8	0
BPS	07/2023	$31,546	EUR	28,791	0	(130)
08/2023	CNH	227	$33	2	0
08/2023	EUR	28,791	31,591	131	0
BRC	07/2023	$836	GBP	672	17	0
CBK	07/2023	CAD	1,402	$1,029	0	(29)
07/2023	$1,070	GBP	853	13	0
08/2023	CNH	271	$39	1	0
CLY	07/2023	DKK	24,385	3,520	0	(54)
DUB	07/2023	BRL	6,726	1,241	0	(163)
07/2023	$1,396	BRL	6,726	9	0
GLM	07/2023	BRL	6,747	$1,400	0	(9)
07/2023	$1,398	BRL	6,747	12	0
09/2023	BRL	6,822	$1,397	0	(12)
JPM	10/2023	$8,428	MXN	147,985	52	0
MBC	07/2023	GBP	2,397	$2,967	0	(77)
MYI	07/2023	$1,967	DKK	13,420	0	(1)
08/2023	DKK	13,397	$1,967	1	0
NGF	08/2023	CNH	278	41	2	0
RBC	07/2023	MXN	619	32	0	(4)
08/2023	$16	MXN	268	0	0
SCX	08/2023	CNH	247	$36	2	0
SOG	07/2023	EUR	28,791	30,972	0	(445)
SSB	09/2023	$997	BRL	5,054	47	0
TOR	07/2023	1,060	CAD	1,402	0	(2)
07/2023	1,108	GBP	872	0	(1)
08/2023	CAD	1,402	$1,060	2	0
08/2023	GBP	872	1,108	1	0
UAG	07/2023	TRY	2,580	112	13	0
08/2023	DKK	4,209	614	0	(4)

Total Forward Foreign Currency Contracts	$313	$(1,531)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	600	$(2)	$(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	600	(2)	(1)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	500	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	500	(2)	(2)

Total Written Options	$(8)	$(8)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «			0.110%	Monthly	05/25/2046	$415	$(100)	$84	$0	$(16)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	3,342	5.400% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	$31,948	$0	$140	$140	$0
	Pay	S&P 500 Total Return Index	3,187	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	30,467	0	133	133	0
BPS	Pay	S&P 500 Total Return Index	26,266	5.355% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/15/2023	199,330	0	(44,882)	0	(44,882)
CBK	Receive	ERAUSLT Index	40,111	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	18,820	0	(91)	0	(91)
GST	Pay	S&P 500 Total Return Index	1,469	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/03/2024	14,043	0	90	90	0
	Pay	S&P 500 Total Return Index	2,924	5.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	27,952	0	99	99	0
JPM	Receive	ERAUSLT Index	38,081	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	17,868	0	(78)	0	(78)
	Receive	ERAUSLT Index	546,838	5.350% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/15/2023	221,273	0	27,678	27,678	0
	Receive	ERAUSLT Index	338,354	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	158,759	0	(690)	0	(690)
	Receive	ERAUSLT Index	246,507	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	115,664	0	(504)	0	(504)
RBC	Receive	ERAUSLT Index	86,458	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	40,567	0	(158)	0	(158)
	Receive	ERAUSLT Index	84,537	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	39,666	0	(173)	0	(173)
UAG	Pay	S&P 500 Total Return Index	14,977	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	140,788	0	(2,324)	0	(2,324)
	Pay	S&P 500 Total Return Index	15,824	5.400% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	151,272	0	662	662	0

								$0	$(20,098)	$28,802	$(48,900)

Total Swap Agreements								$(100)	$(20,014)	$28,802	$(48,916)

(n)

Securities with an aggregate market value of $62,030 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)				Notional Amount represents the number of contracts.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$30,304	$0	$30,304
Industrials	0	18,047	0	18,047
Utilities	0	2,964	0	2,964
Municipal Bonds & Notes
Illinois	0	261	0	261
U.S. Government Agencies	0	101,127	0	101,127
U.S. Treasury Obligations	0	20,162	0	20,162
Non-Agency Mortgage-Backed Securities	0	55,513	240	55,753
Asset-Backed Securities	0	191,897	78	191,975
Sovereign Issues	0	491	0	491
Short-Term Instruments
Commercial Paper	0	41,293	0	41,293
Repurchase Agreements	0	474,090	0	474,090
Short-Term Notes	0	10,000	0	10,000
Argentina Treasury Bills	0	67	0	67
U.S. Treasury Bills	0	49,700	0	49,700

	$0	$995,916	$318	$996,234
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,109	$0	$0	$1,109

Total Investments	$1,109	$995,916	$318	$997,343

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	76	470	0	546
Over the counter	0	29,115	0	29,115

	$76	$29,585	$0	$29,661
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(423)	0	(434)
Over the counter	0	(50,439)	(16)	(50,455)

	$(11)	$(50,862)	$(16)	$(50,889)

Total Financial Derivative Instruments	$65	$(21,277)	$(16)	$(21,228)

Totals	$1,174	$974,639	$302	$976,115

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO RAE PLUS EMG Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.4% ¤
CORPORATE BONDS & NOTES 5.0%
BANKING & FINANCE 4.3%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$300	$288
Bank of America Corp.
5.080% due 01/20/2027 •		1,300	1,281
6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		200	202
Barclays PLC 6.224% due 05/09/2034 •		500	498
Credit Suisse AG
4.474% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	600	654
7.950% due 01/09/2025		$400	408
Equinix, Inc. 1.550% due 03/15/2028		200	167
General Motors Financial Co., Inc. 6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~		600	601
Goldman Sachs Group, Inc. 6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~		200	203
GSPA Monetization Trust 6.422% due 10/09/2029		592	566
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		300	300
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		300	286
Morgan Stanley 5.050% due 01/28/2027 •		800	794
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	14,097	1,555
Societe Generale SA 6.447% due 01/12/2027 •		$600	599
UBS Group AG 4.751% due 05/12/2028 •		500	474
VICI Properties LP 4.750% due 02/15/2028		200	190

			9,066

INDUSTRIALS 0.6%
American Honda Finance Corp. 5.000% due 05/23/2025		500	498
DAE Funding LLC 1.625% due 02/15/2024		500	482
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		200	199

			1,179

UTILITIES 0.1%
NextEra Energy Capital Holdings, Inc. 6.051% due 03/01/2025		300	301

Total Corporate Bonds & Notes (Cost $11,032)			10,546

MUNICIPAL BONDS & NOTES 0.0%
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		70	80

Total Municipal Bonds & Notes (Cost $70)			80

U.S. GOVERNMENT AGENCIES 17.1%
Fannie Mae
2.348% due 01/25/2031 ~(a)		2,306	199
5.500% due 07/25/2037 •		11	11
5.530% due 07/25/2037 •		20	19
5.550% due 09/25/2035 •		35	34
5.870% due 06/25/2037 •		138	137
Fannie Mae, TBA
5.500% due 09/01/2053		5,900	5,871
6.000% due 08/01/2053		1,100	1,110

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2023 (Unaudited)

6.500% due 07/01/2053 - 08/01/2053	13,900	14,189
Freddie Mac
5.743% due 07/15/2041 •	106	103
5.893% due 08/15/2037 •	126	125
5.903% due 10/15/2037 •	20	19
5.913% due 05/15/2037 - 09/15/2037 •	145	144
Ginnie Mae 2.872% due 08/20/2047 •	506	483
U.S. Small Business Administration 6.220% due 12/01/2028	4	4
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2053	1,900	1,828
5.000% due 09/01/2053	4,600	4,510
5.500% due 08/01/2053	2,000	1,990
6.000% due 07/01/2053	5,200	5,246

Total U.S. Government Agencies (Cost $36,244)		36,022

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2024 (g)	3,961	3,842

Total U.S. Treasury Obligations (Cost $3,869)		3,842

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.5%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	401	347
BAMLL Commercial Mortgage Securities Trust 7.093% due 03/15/2037 •	1,000	991
Banc of America Funding Trust 4.133% due 02/20/2035 ~	29	25
Banc of America Mortgage Trust 4.596% due 06/25/2035 ~	15	13
Bear Stearns ALT-A Trust 5.470% due 08/25/2036 •	1,128	963
BX Commercial Mortgage Trust 6.987% due 01/17/2039 •	1,000	980
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ	935	920
6.380% due 03/25/2036 ^•	81	75
Colony Mortgage Capital Ltd. 6.390% due 11/15/2038 •	1,000	974
Countrywide Alternative Loan Trust 5.550% due 05/25/2036 •	242	208
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 07/25/2036	844	458
6.500% due 12/25/2037	1,293	568
6.537% due 02/20/2036 ^•	7	7
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	760	472
Credit Suisse Mortgage Capital Trust 2.816% due 08/15/2037	1,200	1,065
DBGS Mortgage Trust 6.223% due 06/15/2033 •	600	538
Downey Savings & Loan Association Mortgage Loan Trust 5.977% due 09/19/2044 •	78	71
First Horizon Mortgage Pass-Through Trust 4.022% due 10/25/2035 ^~	194	183
GS Mortgage Securities Corp. Trust
6.110% due 07/15/2025 •	640	631
8.547% due 08/15/2039 •	1,200	1,201
GSR Mortgage Loan Trust 4.662% due 09/25/2035 ~	13	13
HarborView Mortgage Loan Trust
5.657% due 01/19/2036 •	1,615	1,001
5.837% due 06/20/2035 •	342	312
Hilton Orlando Trust 6.493% due 12/15/2034 •	900	886
HomeBanc Mortgage Trust 5.770% due 03/25/2035 •	438	356
Impac CMB Trust 5.790% due 03/25/2035 •	306	280
IndyMac INDX Mortgage Loan Trust 5.670% due 06/25/2035 •	102	82
JP Morgan Chase Commercial Mortgage Securities Trust 4.549% due 07/05/2033	800	707
JP Morgan Mortgage Trust
4.076% due 08/25/2035 ^~	60	50
5.750% due 01/25/2036 ^	10	5
Lehman Mortgage Trust 5.800% due 11/25/2036 •	1,032	515
Lehman XS Trust 5.600% due 08/25/2046 •	1,452	1,408
Merrill Lynch Mortgage Investors Trust 4.033% due 09/25/2035 ^~	81	66

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2023 (Unaudited)

Morgan Stanley Mortgage Loan Trust
3.162% due 07/25/2035 ~		213	186
6.315% due 06/25/2036 þ		2,995	905
New York Mortgage Trust 5.250% due 07/25/2062 þ		561	527
PRET LLC 6.559% due 08/25/2052 þ		888	870
Prime Mortgage Trust 6.000% due 06/25/2036 ^«		16	15
Residential Accredit Loans, Inc. Trust
4.834% due 12/25/2035 ^~		1,286	1,048
5.500% due 08/25/2035 ^•		1,580	1,100
5.510% due 09/25/2036 •		982	894
Residential Asset Securitization Trust 6.000% due 03/25/2037 ^		2,827	969
Sequoia Mortgage Trust 5.717% due 07/20/2034 «•		360	310
SFO Commercial Mortgage Trust 6.343% due 05/15/2038 •		1,100	965
Structured Adjustable Rate Mortgage Loan Trust 7.450% due 12/25/2037 ^•		1,561	1,352
WaMu Mortgage Pass-Through Certificates Trust
3.053% due 01/25/2037 ^~		156	131
3.633% due 12/25/2036 ^~		92	80
3.753% due 02/25/2037 ^~		420	384
4.003% due 06/25/2037 ^~		890	810
5.476% due 10/25/2046 •		1,836	1,661
5.476% due 11/25/2046 •		1,484	1,310
Washington Mutual Mortgage Pass-Through Certificates Trust 4.022% due 09/25/2036 þ		2,295	662

Total Non-Agency Mortgage-Backed Securities (Cost $34,034)			30,550

ASSET-BACKED SECURITIES 23.5%
American Express Credit Account Master Trust 4.870% due 05/15/2028		500	498
American Money Management Corp. CLO Ltd. 6.285% due 04/25/2031 •		500	496
Arbor Realty Commercial Real Estate Notes Ltd. 6.517% due 01/15/2037 •		500	492
AREIT Trust 6.317% due 01/20/2037 •		747	728
BA Credit Card Trust 4.790% due 05/15/2028		500	497
BHG Securitization Trust 5.930% due 10/17/2035		1,100	1,073
BlueMountain CLO Ltd. 6.340% due 07/15/2031 •		500	493
Capital Four U. S. CLO Ltd. 7.188% due 10/20/2030 •		573	575
Capital One Prime Auto Receivables Trust 4.900% due 03/15/2024		289	288
Carmax Auto Owner Trust 5.967% due 12/15/2025 •		598	599
CarNow Auto Receivables Trust 6.620% due 12/16/2024		237	237
Carrington Mortgage Loan Trust 6.280% due 04/17/2031 •		900	889
Carvana Auto Receivables Trust
4.680% due 02/10/2028		600	580
5.420% due 04/10/2028		400	394
5.640% due 01/15/2026		373	372
5.980% due 08/10/2026		600	599
6.360% due 04/12/2027		545	543
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		1,015	541
Citizens Auto Receivables Trust
6.016% due 07/15/2026		500	499
6.130% due 07/15/2026		500	499
CLNC Ltd. 6.455% due 08/20/2035 •		17	17
Countrywide Asset-Backed Certificates Trust
5.630% due 04/25/2037 •		777	634
CQS U.S. CLO Ltd. 8.448% due 07/20/2031 •		600	604
Discover Card Execution Note Trust 5.583% due 03/15/2026 •		600	600
Enterprise Fleet Financing LLC 5.330% due 03/20/2024		286	286
Exeter Automobile Receivables Trust 6.110% due 09/15/2025		400	400
Fidelity Grand Harbour CLO DAC 6.250% due 10/15/2036	EUR	1,300	1,402
First Help Financial LLC 6.570% due 06/15/2028		$600	594

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2023 (Unaudited)

Fremont Home Loan Trust 5.290% due 01/25/2037 •	2,067	1,051
GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026	351	347
5.700% due 01/15/2027	700	698
GLS Auto Select Receivables Trust
5.960% due 10/16/2028	300	299
6.270% due 08/16/2027	700	699
GoldenTree Loan Management U.S. CLO Ltd. 7.548% due 07/20/2035 •	1,000	998
Greystone Commercial Real Estate Notes Ltd. 6.373% due 09/15/2037 •	406	400
GSAA Home Equity Trust
5.550% due 03/25/2037 •	4,826	1,479
5.995% due 03/25/2046 ^~	4,642	1,830
GSRPM Mortgage Loan Trust 6.050% due 03/25/2035 •	3,189	3,137
IXIS Real Estate Capital Trust 5.550% due 03/25/2036 ^•	631	327
LCCM Trust 6.461% due 12/13/2038 •	1,100	1,075
LendingClub Receivables Trust
3.750% due 01/15/2027	52	52
3.750% due 12/15/2045	23	23
LL ABS Trust 3.760% due 11/15/2029	444	439
LoanCore Issuer Ltd. 6.493% due 11/15/2038 •	1,100	1,055
M360 Ltd. 6.654% due 11/22/2038 •	900	884
Marlette Funding Trust
5.180% due 11/15/2032	308	306
5.950% due 11/15/2032	400	396
6.070% due 04/15/2033	951	948
MASTR Specialized Loan Trust 6.275% due 11/25/2035 •	1,998	1,860
MF1 LLC
7.226% due 06/19/2037 •	1,400	1,396
7.711% due 09/17/2037 •	500	501
MF1 Ltd.
6.237% due 10/16/2036 •	600	586
6.316% due 07/16/2036 •	600	586
Morgan Stanley ABS Capital, Inc. Trust
5.230% due 11/25/2036 •	1,347	741
5.330% due 03/25/2037 •	3,124	1,380
Octagon 66 Ltd. 7.667% due 08/16/2033 •	1,500	1,504
Option One Mortgage Loan Trust 5.370% due 05/25/2037 •	1,466	865
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030	158	156
6.060% due 03/15/2030	1,123	1,118
PRET LLC 5.240% due 04/25/2052 þ	311	295
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	363	337
5.380% due 11/25/2030	471	461
Santander Drive Auto Receivables Trust 5.870% due 03/16/2026	1,400	1,399
Securitized Asset-Backed Receivables LLC Trust 5.630% due 07/25/2036 •	1,031	425
Specialty Underwriting & Residential Finance Trust 5.450% due 09/25/2037 •	996	691
Theorem Funding Trust
1.850% due 02/15/2028	105	103
6.060% due 12/15/2028	519	514
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •	1,163	1,131
Upstart Securitization Trust 5.500% due 06/20/2032	584	568
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	123	117
Veros Auto Receivables Trust 7.120% due 11/15/2028	940	938

Total Asset-Backed Securities (Cost $54,776)		49,544

SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
0.500% due 07/09/2030 þ	1,681	471

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2023 (Unaudited)

1.500% due 07/09/2035 þ	1,103	318

Total Sovereign Issues (Cost $1,323)		789

SHORT-TERM INSTRUMENTS 90.1%
COMMERCIAL PAPER 6.3%
Amcor Flexibles North America, Inc.
5.430% due 07/20/2023	250	249
5.450% due 07/11/2023	250	250
American Electric Power Co., Inc. 5.430% due 07/10/2023	250	250
Bacardi Martini BV 5.900% due 07/19/2023	250	249
Conagra Brands, Inc. 5.750% due 07/05/2023	950	949
Consolidated Edison Co. of New York, Inc. 5.420% due 07/17/2023	700	698
Constellation Brands, Inc. 5.610% due 07/11/2023	300	299
CVS Corp. 5.280% due 07/06/2023	250	250
Daimler Truck Finance North America LLC 5.350% due 07/21/2023	800	797
Duke Energy Corp. 5.400% due 07/13/2023	250	250
Electricite de France SA 5.510% due 08/03/2023	550	547
Enbridge (US), Inc. 5.450% due 07/25/2023	450	448
Enel Finance America LLC 5.450% due 07/26/2023	250	249
Global Payments, Inc. 5.930% due 07/28/2023	550	547
Haleon UK Capital PLC
5.500% due 08/08/2023 (b)	250	249
5.550% due 07/17/2023	250	249
Humana, Inc.
5.510% due 08/02/2023	375	373
5.510% due 08/03/2023	325	323
International Flavors & Fragrances, Inc.
6.000% due 07/05/2023	250	250
6.050% due 07/27/2023 (b)	250	249
Keurig Dr Pepper, Inc.
5.250% due 07/05/2023	250	250
5.350% due 07/20/2023	250	249
Leidos, Inc. 5.900% due 07/10/2023	250	250
Mondelez International, Inc. 5.400% due 07/19/2023	250	249
Quanta Services, Inc.
5.900% due 07/05/2023	250	250
5.900% due 07/12/2023	250	250
Raytheon Technologies Corp. 5.410% due 07/17/2023	250	249
S&P Global, Inc. 5.400% due 07/06/2023	500	500
Targa Resources Corp. 6.000% due 07/07/2023	300	300
Thomson Reuters Corp.
5.450% due 07/05/2023	250	250
5.470% due 07/18/2023	750	748
VW Credit, Inc.
5.400% due 07/24/2023	250	249
5.400% due 07/25/2023	800	797
Walgreens Boots Alliance, Inc.
6.000% due 07/05/2023	550	550
6.000% due 07/06/2023	400	400

		13,266

REPURCHASE AGREEMENTS (d) 83.7%		176,551

SHORT-TERM NOTES 0.1%
Toyota Auto Receivables Owner Trust 4.842% due 01/15/2024	242	242

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $190,064)		190,059

Total Investments in Securities (Cost $331,412)		321,432

	SHARES
INVESTMENTS IN AFFILIATES 0.6%
SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short Asset Portfolio	109,903	1,059
PIMCO Short-Term Floating NAV Portfolio III	13,077	127

Total Short-Term Instruments (Cost $1,226)		1,186

Total Investments in Affiliates (Cost $1,226)		1,186

Total Investments 153.0% (Cost $332,638)		$322,618
Financial Derivative Instruments (e)(f) 4.1%(Cost or Premiums, net $(254))		8,559
Other Assets and Liabilities, net (57.1)%		(120,344)

Net Assets 100.0%		$210,833

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.060%	07/03/2023	07/05/2023	$81,100	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025	$(82,675)	$81,100	$81,100
5.100	06/30/2023	07/03/2023	82,100	U.S. Treasury Inflation Protected Securities 0.250% due 07/15/2029	(83,903)	82,100	82,135
FICC	2.400	06/30/2023	07/03/2023	551	U.S. Treasury Notes 4.625% due 06/30/2025	(562)	551	551
SAL	5.100	06/30/2023	07/03/2023	12,800	U.S. Treasury Notes 0.250% due 10/31/2025	(13,058)	12,800	12,805

Total Repurchase Agreements	$(180,198)	$176,551	$176,591

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	1	$1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	1	1	0	(1)

Total Written Options	$0	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	65	$13,217	$(119)	$0	$(2)
U.S. Treasury 10-Year Note September Futures	09/2023	66	7,410	(128)	9	0

$(247)	$9	$(2)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	7	$(1,022)	$10	$7	$(1)
Euro-Buxl 30-Year Bond September Futures	09/2023	3	(457)	(7)	6	(2)
U.S. Treasury 5-Year Note September Futures	09/2023	25	(2,677)	53	0	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2023 (Unaudited)

U.S. Treasury Ultra Long-Term Bond September Futures				09/2023	4		(545)	(5)		0	(5)

								$51		$13	$(8)

Total Futures Contracts								$(196)		$22	$(10)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2026	0.648%		$400	$5	$0	$5	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly		06/20/2028		$27,100	$234	$181	$415	$36	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024		$28,600	$(1,178)	$166	$(1,012)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		5,200	8	97	105	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		7,000	(530)	(74)	(604)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		9,000	99	169	268	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		1,900	(21)	15	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		6,700	154	133	287	0	(7)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		1,400	(10)	12	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		7,300	934	90	1,024	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		5,700	(41)	(223)	(264)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	10	80	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,200	118	59	177	0	(22)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	3,800	(38)	44	6	0	(24)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		1,700	46	(41)	5	12	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		$1,300	21	36	57	0	0

							$(368)	$493	$125	$26	$(76)

Total Swap Agreements							$(129)	$674	$545	$62	$(76)

Cash of $1,309 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2023	DKK	2,831		$409	$0	$(6)
	07/2023	TRY	2,174		97	14	0
	07/2023		$755	DKK	5,135	0	(3)
	07/2023		2,591	MXN	47,694	189	0
	08/2023	DKK	5,126		$755	3	0
	08/2023	TWD	7,555		248	5	0
	08/2023		$166	TWD	5,082	0	(3)
	09/2023	KRW	317,939		$244	2	0
	09/2023		$26	HKD	203	0	0
	09/2023		77	IDR	1,158,334	0	(1)
	09/2023		44	KRW	56,025	0	(2)
	09/2023		45	TWD	1,366	0	(1)
BPS	07/2023	BRL	432		$90	0	(1)
	07/2023	TRY	2,651		102	1	0
	07/2023		$89	BRL	432	1	0
	07/2023		0	MYR	1	0	0
	08/2023	BRL	432		$89	0	(1)
	08/2023	CNH	284		41	2	0
	08/2023		$22	TWD	684	0	0
	08/2023		252	ZAR	4,633	0	(7)
	08/2023	ZAR	1,847		$99	1	0
	09/2023		$4	THB	145	0	0
	12/2023	MXN	13,443		$754	0	(8)
BRC	07/2023		$727	GBP	584	15	0
	07/2023		2	MYR	7	0	0
	08/2023	ZAR	2,235		$121	3	0
	09/2023	MXN	1,645		94	0	(1)
	09/2023		$445	HKD	3,478	0	(1)
CBK	07/2023		109	TRY	2,614	0	(9)
	08/2023	CNH	109		$16	1	0
	08/2023		$22	TWD	658	0	0
	09/2023	KRW	549		$0	0	0
CLY	07/2023	DKK	8,321		1,201	0	(18)
	08/2023		$78	CNH	551	0	(2)
DUB	07/2023	BRL	2,283		$421	0	(55)
	07/2023		$474	BRL	2,282	3	0
	09/2023		21	ZAR	356	0	(2)
FAR	07/2023		8	CLP	6,187	0	0
	08/2023		314	TWD	9,570	0	(7)
GLM	07/2023	BRL	5,346		$1,036	0	(81)
	07/2023		$1,107	BRL	5,346	9	0
	09/2023	BRL	5,405		$1,107	0	(9)
JPM	08/2023	CNH	228		33	1	0
	09/2023	IDR	2,571		0	0	0
	09/2023	INR	21,808		265	0	0
	09/2023		$32	IDR	484,541	0	0
	09/2023		10	INR	830	0	0
	10/2023	MXN	56,764		$3,233	0	(20)
MBC	07/2023	GBP	570		706	0	(18)
	08/2023	EUR	2,066		2,280	21	0
	09/2023		$219	INR	18,121	1	0
	09/2023		82	KRW	103,855	0	(2)
MYI	07/2023	IDR	305,358		$20	0	0
	07/2023	TRY	1,480		62	5	0
	07/2023		$671	DKK	4,579	0	0
	07/2023		20	IDR	305,358	0	0
	08/2023	DKK	4,572		$671	0	0
	08/2023	TWD	3,283		108	2	0
	08/2023		$24	TWD	736	0	(1)
	08/2023	ZAR	2,778		$147	1	(1)
	09/2023	IDR	1,069,771		71	0	0
	09/2023		$123	IDR	1,839,036	0	(1)
	09/2023		91	KRW	116,718	0	(2)
NGF	08/2023	CNH	349		$51	3	0
RBC	07/2023		$164	MXN	3,157	20	0
	08/2023		1,076		18,644	5	0
	09/2023	HKD	4,182		$535	1	0
SCX	08/2023	TWD	2,588		85	1	0
	08/2023		$72	CNH	493	0	(4)
	09/2023	IDR	2,546,254		$171	2	0
	09/2023	TWD	6		0	0	0
	09/2023		$38	TWD	1,142	0	(1)
	09/2023		70	ZAR	1,224	0	(6)
	09/2023	ZAR	1,580		$90	7	0
SOG	07/2023	BRL	568		118	0	(1)
	07/2023		$116	BRL	568	3	0
SSB	07/2023	CLP	6,196		$8	0	0
	08/2023		$8	CLP	6,214	0	0
	09/2023		1,040	BRL	5,273	49	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2023 (Unaudited)

TOR	08/2023	TWD	6,699	$216	1	0
UAG	07/2023	$144	TRY	3,307	0	(17)
08/2023	DKK	1,436	$209	0	(1)
08/2023	$108	ZAR	2,022	0	(1)

Total Forward Foreign Currency Contracts	$372	$(294)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	200	$0	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	200	(1)	(1)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	200	(1)	(1)

Total Written Options	$(3)	$(3)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.764%	EUR	700	$162	$(84)	$78	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,090	$(284)	$240	$0	$(44)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERAEMLT Index	10,059	6.110% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	$38,943	$0	$(196)	$0	$(196)
Receive	ERAEMLT Index	19,909	6.270% (1-Month USD-LIBOR plus a specified spread)	Maturity	05/08/2024	72,963	0	3,057	3,057	0
MEI	Receive	ERAEMLT Index	10,624	6.030% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/22/2023	34,148	0	5,836	5,836	0
Receive	ERAEMLT Index	12,424	5.870% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/14/2024	48,100	0	(233)	0	(233)
Receive	ERAEMLT Index	1,342	5.990% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	5,195	0	(11)	0	(11)

$0	$8,453	$8,893	$(440)

Total Swap Agreements	$(122)	$8,609	$8,971	$(484)

(g)

Securities with an aggregate market value of $12 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2023 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,066	$0	$9,066
Industrials	0	1,179	0	1,179
Utilities	0	301	0	301
Municipal Bonds & Notes
Nebraska	0	80	0	80
U.S. Government Agencies	0	36,022	0	36,022
U.S. Treasury Obligations	0	3,842	0	3,842
Non-Agency Mortgage-Backed Securities	0	30,225	325	30,550
Asset-Backed Securities	0	49,544	0	49,544
Sovereign Issues	0	789	0	789
Short-Term Instruments
Commercial Paper	249	13,017	0	13,266
Repurchase Agreements	0	176,551	0	176,551
Short-Term Notes	0	242	0	242

	$249	$320,858	$325	$321,432
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,186	$0	$0	$1,186

Total Investments	$1,435	$320,858	$325	$322,618

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	71	0	84
Over the counter	0	9,343	0	9,343

	$13	$9,414	$0	$9,427
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(84)	0	(87)
Over the counter	0	(737)	(44)	(781)

	$(3)	$(821)	$(44)	$(868)

Total Financial Derivative Instruments	$10	$8,593	$(44)	$8,559

Totals	$1,445	$329,451	$281	$331,177

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO RAE PLUS Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 140.7% ¤
CORPORATE BONDS & NOTES 8.9%
BANKING & FINANCE 5.9%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$800	$692
3.300% due 01/30/2032		800	655
American Tower Corp. 3.800% due 08/15/2029		194	177
Aviation Capital Group LLC
4.375% due 01/30/2024		14	14
5.500% due 12/15/2024		400	392
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		187	158
Bank of America Corp.
3.974% due 02/07/2030 •		166	154
6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,300	1,311
Barclays PLC
3.650% due 03/16/2025		700	671
3.932% due 05/07/2025 •		500	489
4.375% due 01/12/2026		700	673
4.375% due 03/15/2028 •(i)(j)		500	341
4.972% due 05/16/2029 •		200	189
Credit Suisse AG 4.474% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	600	654
Deutsche Bank AG
1.375% due 09/03/2026 •		1,700	1,705
3.961% due 11/26/2025 •		$600	572
Discover Bank 4.650% due 09/13/2028		1,006	935
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,869	1,751
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,200	1,180
Ford Motor Credit Co. LLC
4.063% due 11/01/2024		$300	291
5.584% due 03/18/2024		300	298
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		166	157
6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,860
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	249
4.292% due 09/12/2026 •		1,500	1,443
4.300% due 03/08/2026		500	483
ING Groep NV
3.875% due 05/16/2027 •(i)(j)		2,000	1,434
4.250% due 05/16/2031 •(i)(j)		200	134
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		1,800	1,803
Morgan Stanley 5.050% due 01/28/2027 •		4,400	4,365
Nationwide Building Society 4.363% due 08/01/2024 •		2,200	2,196
NatWest Group PLC 4.892% due 05/18/2029 •		1,784	1,699
Nissan Motor Acceptance Co. LLC 1.125% due 09/16/2024		400	373
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	12,412	1,371
Nykredit Realkredit AS 1.500% due 10/01/2053		46,404	5,119
Realkredit Danmark AS 1.500% due 10/01/2053		17,834	1,967
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$2,500	2,481
Societe Generale SA 6.447% due 01/12/2027 •		2,500	2,495
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		3,800	3,038
UBS AG 5.125% due 05/15/2024 (j)		770	758
UBS Group AG
4.194% due 04/01/2031 •		250	223
4.550% due 04/17/2026		1,100	1,058

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

4.751% due 05/12/2028 •		5,300	5,027
VICI Properties LP 4.750% due 02/15/2028		1,800	1,706
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	500	530
1.741% due 05/04/2030 •		1,100	1,027
3.000% due 04/22/2026		$1,000	941

			59,239

INDUSTRIALS 2.6%
American Honda Finance Corp. 5.000% due 05/23/2025		2,500	2,491
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		1,600	1,403
Broadcom, Inc.
3.137% due 11/15/2035		300	230
3.419% due 04/15/2033		2,400	2,008
3.469% due 04/15/2034		1,100	903
Charter Communications Operating LLC
4.908% due 07/23/2025		1,670	1,638
6.949% (US0003M + 1.650%) due 02/01/2024 ~		242	243
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		800	725
DAE Funding LLC 1.625% due 02/15/2024		1,800	1,736
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		1,000	993
Expedia Group, Inc. 6.250% due 05/01/2025		264	265
Hyatt Hotels Corp. 1.800% due 10/01/2024		2,900	2,761
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		1,564	1,452
Imperial Brands Finance PLC
3.125% due 07/26/2024		598	578
3.500% due 07/26/2026		300	280
INEOS Finance PLC 2.125% due 11/15/2025	EUR	187	192
MPLX LP 2.650% due 08/15/2030		$1,000	837
Nakilat, Inc. 6.067% due 12/31/2033		93	97
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		700	695
3.522% due 09/17/2025		1,500	1,396
4.345% due 09/17/2027		2,900	2,640
4.810% due 09/17/2030		900	790
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030		1,000	886
T-Mobile USA, Inc.
2.700% due 03/15/2032		1,000	827
3.375% due 04/15/2029		600	542

			26,608

UTILITIES 0.4%
Edison International 5.750% due 06/15/2027		62	62
Pacific Gas & Electric Co.
1.700% due 11/15/2023		2,100	2,064
3.000% due 06/15/2028		800	690
4.550% due 07/01/2030		900	815
Sprint LLC
7.125% due 06/15/2024		35	36
7.875% due 09/15/2023		76	76

			3,743

Total Corporate Bonds & Notes (Cost $98,893)			89,590

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		630	581

Total Municipal Bonds & Notes (Cost $630)			581

U.S. GOVERNMENT AGENCIES 14.9%
Fannie Mae
0.700% due 03/25/2041 •(a)		165	11
1.550% due 03/25/2036 •(a)		60	4
3.566% due 11/01/2034 •		1	1
3.720% due 10/01/2035 •		12	12

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

3.732% due 01/01/2035 •	18	18
3.775% due 09/01/2035 •	17	17
3.805% due 07/01/2035 •	9	9
3.901% due 08/01/2035 •	32	31
3.915% due 07/01/2034 •	70	69
3.987% due 09/01/2035 •	8	8
4.036% due 08/01/2035 •	60	61
4.069% due 12/01/2033 •	10	10
4.082% due 05/25/2035 ~	5	5
4.244% due 07/01/2035 •	15	14
4.273% due 12/01/2033 •	37	37
4.521% due 06/01/2035 •	26	26
4.550% due 03/01/2035 •	2	2
4.943% due 06/01/2043 •	36	35
4.944% due 07/01/2044 •	6	5
5.014% due 06/01/2035 •	31	30
5.198% due 12/25/2036 •	21	20
5.315% due 05/01/2035 •	1	1
5.500% due 03/25/2037 - 09/25/2042 •	146	143
5.516% due 11/01/2035 •	12	12
5.530% due 07/25/2037 •	17	16
5.550% due 09/25/2035 •	31	30
5.870% due 06/25/2037 •	19	19
5.900% due 01/25/2040 •	5	5
5.958% due 12/25/2036 •	3	4
5.970% due 12/25/2039 •	10	10
5.986% due 05/01/2036 •	15	15
6.014% due 07/01/2036 •	19	19
6.027% due 09/01/2036 •	9	9
6.050% due 07/25/2039 •	5	5
6.086% due 08/01/2036 •	12	13
Fannie Mae, TBA
5.500% due 09/01/2053	20,500	20,399
6.000% due 08/01/2053	6,500	6,556
6.500% due 07/01/2053 - 08/01/2053	48,600	49,609
Freddie Mac
1.277% due 07/15/2036 •(a)	90	7
1.507% due 04/15/2036 •(a)	13	1
4.000% due 11/01/2047 - 03/01/2049	1,336	1,278
4.500% due 01/15/2041 - 04/01/2041	183	177
5.000% due 03/01/2038	920	929
5.176% due 02/25/2045 •	9	9
5.280% due 08/25/2031 •	22	22
5.500% due 06/01/2027 - 05/01/2040	363	371
5.523% due 02/15/2037 •	2	2
5.743% due 07/15/2041 •	210	206
5.763% due 06/15/2041 •	197	195
5.863% due 08/15/2037 •	55	54
5.893% due 08/15/2037 •	72	72
6.000% due 02/01/2034 - 10/01/2039	540	555
6.048% due 01/15/2038 •	35	35
Ginnie Mae
2.750% due 11/20/2044 •	32	31
3.500% due 01/15/2042 - 07/15/2045	3,141	2,965
4.869% due 04/20/2068 •	96	94
5.000% due 06/15/2034 - 06/15/2041	972	977
6.000% due 05/15/2037 - 07/15/2037	41	41
U.S. Small Business Administration
5.290% due 12/01/2027	27	26
5.600% due 09/01/2028	230	225
Uniform Mortgage-Backed Security
3.500% due 06/01/2045 - 02/01/2049	11,474	10,600
4.000% due 07/01/2025 - 11/01/2028	392	381
4.500% due 01/01/2024 - 06/01/2042	1,220	1,198
5.500% due 10/01/2023 - 12/01/2039	692	704
6.000% due 05/01/2035 - 05/01/2041	252	259
6.500% due 09/01/2034	1	1
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2053	7,000	6,734
5.000% due 08/01/2053	15,700	15,387
5.500% due 08/01/2053	9,300	9,254
6.000% due 07/01/2053	19,900	20,077

Total U.S. Government Agencies (Cost $152,359)		150,157

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2024	19,805	19,213
0.125% due 02/15/2052	327	217
0.625% due 07/15/2032	1,357	1,248
0.625% due 02/15/2043 (o)	944	775
0.750% due 02/15/2045 (o)	1,933	1,599
1.000% due 02/15/2046 (m)	4,086	3,548
1.000% due 02/15/2048	1,078	928

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $29,607)			27,528

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
280 Park Avenue Mortgage Trust 6.262% due 09/15/2034 •		2,900	2,708
Adjustable Rate Mortgage Trust 3.992% due 01/25/2036 ^~		117	91
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		31	23
APS Resecuritization Trust 5.421% due 08/28/2054 ~		2,743	2,562
BAMLL Commercial Mortgage Securities Trust 2.829% due 01/15/2032		2,400	1,872
Banc of America Funding Trust
4.496% due 09/20/2034 «~		1	1
5.537% due 12/20/2046 ^•		94	78
5.577% due 04/20/2047 ^•		4	3
5.717% due 06/20/2047 •		238	190
6.412% due 10/25/2036 ^þ		1,876	1,592
Bear Stearns Adjustable Rate Mortgage Trust
4.065% due 04/25/2033 «~		1	1
4.374% due 08/25/2033 ~		3	3
4.464% due 01/25/2033 «~		31	30
4.752% due 07/25/2034 ~		6	6
Bear Stearns ALT-A Trust
4.195% due 05/25/2035 ~		2	2
5.650% due 01/25/2036 ^•		6	5
Bear Stearns Structured Products, Inc. Trust 4.098% due 01/26/2036 ^~		75	60
BellaVista Mortgage Trust 5.754% due 01/22/2045 •		770	677
Braemar Hotels & Resorts Trust 6.138% due 06/15/2035 •		73	73
Chase Mortgage Finance Trust 5.140% due 02/25/2037 «~		152	146
ChaseFlex Trust 5.750% due 07/25/2037 •		384	318
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.400% due 01/25/2036 «•		109	97
5.400% due 06/25/2036 •		204	187
Citigroup Mortgage Loan Trust
5.410% due 10/25/2035 •		8	8
6.170% due 09/25/2062 þ		5,893	5,795
6.980% due 05/25/2035 •		7	7
Countrywide Alternative Loan Trust
3.842% due 05/25/2036 ~		232	182
4.976% due 12/25/2035 •		6	5
5.500% due 05/25/2035 ^•		3,099	2,332
5.500% due 11/25/2035		5	3
5.510% due 05/25/2047 •		116	100
5.530% due 09/25/2046 ^•		367	343
5.536% due 08/25/2035 •		1,377	1,242
5.550% due 08/25/2037 «•		12	7
5.710% due 02/25/2037 •		703	582
5.790% due 11/25/2035 •		245	197
5.797% due 12/20/2035 •		47	44
6.000% due 06/25/2047 ^		3,315	1,819
6.250% due 08/25/2036		137	81
Countrywide Home Loan Mortgage Pass-Through Trust
5.810% due 02/25/2035 •		2	1
5.910% due 02/20/2036 ^•		7	6
5.950% due 09/25/2034 «•		45	42
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		3,373	3,111
2.688% due 03/25/2059 ~		836	811
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.810% due 02/25/2036 •		1,070	1,020
5.900% due 10/25/2047 •		216	176
Eurohome UK Mortgages PLC 5.137% due 06/15/2044 •	GBP	14	17
First Horizon Alternative Mortgage Securities Trust 4.226% due 08/25/2035 ^~		$92	79
Frost CMBS DAC 4.533% due 11/20/2033 •	EUR	1,193	1,243
FWD Securitization Trust 2.240% due 01/25/2050 ~		$61	55
GreenPoint Mortgage Funding Trust Pass-Through Certificates 4.725% due 10/25/2033 «~		17	15
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~		22	19
6.000% due 05/25/2037 ^		225	164
HarborView Mortgage Loan Trust
5.377% due 07/19/2047 •		210	199
5.567% due 12/19/2036 •		56	47
5.657% due 01/19/2036 •		359	223

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

5.697% due 03/19/2035 •		850	835
IndyMac INDX Mortgage Loan Trust
3.359% due 01/25/2036 ^~		84	72
5.550% due 11/25/2046 •		8,825	7,965
5.790% due 07/25/2045 •		4	3
JP Morgan Chase Commercial Mortgage Securities Trust 6.493% due 03/15/2036 •		2,705	2,471
JP Morgan Mortgage Trust
4.201% due 04/25/2037 «~		4	3
5.750% due 01/25/2036 ^		10	5
Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		1,662	1,530
2.250% due 07/25/2067 þ		1,406	1,306
Lehman XS Trust
5.550% due 07/25/2047 ^•		4,160	4,027
5.650% due 08/25/2037 •		57	52
MASTR Adjustable Rate Mortgages Trust
3.794% due 10/25/2033 ~		47	37
4.776% due 12/25/2046 •		4,642	3,542
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.633% due 12/15/2030 •		88	83
Merrill Lynch Alternative Note Asset Trust 5.550% due 03/25/2037 •		459	118
Merrill Lynch Mortgage Investors Trust 3.918% due 05/25/2033 ~		3	3
Morgan Stanley Capital Trust 6.642% due 12/15/2038 •		3,500	3,165
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,149	1,985
3.500% due 10/25/2059 ~		45	41
Nomura Resecuritization Trust 6.050% due 03/25/2037 •		2,126	2,034
PHH Alternative Mortgage Trust 5.470% due 02/25/2037 •		174	131
Residential Accredit Loans, Inc. Trust
5.490% due 01/25/2037 •		168	139
5.520% due 08/25/2036 •		717	642
Residential Asset Securitization Trust
6.000% due 09/25/2036		908	301
6.000% due 05/25/2037 ^«		339	190
6.250% due 07/25/2036 ^«		356	270
Sequoia Mortgage Trust
5.557% due 07/20/2036 •		141	121
5.577% due 06/20/2036 •		170	158
SFO Commercial Mortgage Trust
6.343% due 05/15/2038 •		5,800	5,089
6.693% due 05/15/2038 •		4,500	3,701
Structured Adjustable Rate Mortgage Loan Trust
3.798% due 11/25/2035 ^~		49	45
3.934% due 01/25/2035 ~		35	34
4.222% due 08/25/2035 ~		47	40
4.455% due 09/25/2035 ~		32	29
5.376% due 01/25/2035 ^•		90	77
5.470% due 10/25/2035 •		1,355	1,240
Structured Asset Mortgage Investments Trust
3.547% due 05/25/2047 ^~		2,242	1,845
5.710% due 02/25/2036 ^•		40	33
5.846% due 02/19/2035 «•		2	2
Towd Point Mortgage Funding 5.841% due 07/20/2045 •	GBP	443	563
Wachovia Mortgage Loan Trust LLC 4.624% due 05/20/2036 ^«~		$20	19
WaMu Mortgage Pass-Through Certificates Trust
3.168% due 01/25/2037 ^~		462	393
3.528% due 12/25/2036 ^~		151	133
3.727% due 12/25/2046 •		284	270
4.003% due 06/25/2037 ^~		1,187	1,080
4.786% due 07/25/2047 •		36	29
4.856% due 10/25/2046 ^•		393	338
4.966% due 06/25/2046 •		2,765	2,446
4.976% due 02/25/2046 •		228	204
5.476% due 10/25/2046 •		52	47
5.690% due 12/25/2045 •		2,171	2,097
5.730% due 10/25/2045 •		11	11
5.790% due 01/25/2045 •		77	73
Washington Mutual Mortgage Pass-Through Certificates Trust
4.726% due 02/25/2047 ^•		166	146
6.000% due 07/25/2036		1,241	908
Wells Fargo Alternative Loan Trust
5.134% due 07/25/2037 ^~		1,686	1,520
6.250% due 07/25/2037 ^		98	83

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		229	224

Total Non-Agency Mortgage-Backed Securities (Cost $87,850)			84,648

ASSET-BACKED SECURITIES 30.0%
ACE Securities Corp. Home Equity Loan Trust
5.765% due 12/25/2035 •		4,500	4,013
ACHV ABS TRUST 6.420% due 03/18/2030		2,655	2,656
American Express Credit Account Master Trust 4.870% due 05/15/2028		2,500	2,488
Arbor Realty Commercial Real Estate Notes Ltd.
7.547% due 05/15/2037 •		2,700	2,672
8.047% due 05/15/2037 •		2,700	2,649
AREIT Trust 6.977% due 11/17/2038 •		1,500	1,444
Argent Securities Trust 5.260% due 09/25/2036 •		81	27
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.342% due 01/25/2034 •		119	109
3.385% due 02/25/2034 •		726	695
Asset-Backed Funding Certificates Trust
5.370% due 01/25/2037 •		2,511	1,460
6.200% due 03/25/2034 ^•		1,597	1,487
Asset-Backed Securities Corp. Home Equity Loan Trust
2.977% due 03/25/2036 •		11,443	9,212
6.110% due 07/25/2035 «•		8	8
BA Credit Card Trust 4.790% due 05/15/2028		2,500	2,484
Bear Stearns Asset-Backed Securities Trust
5.470% due 08/25/2036 •		732	698
6.170% due 10/25/2035 •		870	848
Benefit Street Partners CLO Ltd.
6.210% due 10/15/2030 •		1,888	1,872
6.760% due 10/15/2030 •		3,300	3,213
Black Diamond CLO DAC 4.303% due 05/15/2032 •	EUR	3,700	3,950
CarNow Auto Receivables Trust 6.620% due 12/16/2024		$901	901
Carrington Mortgage Loan Trust 5.410% due 02/25/2037 •		381	345
Carvana Auto Receivables Trust
5.380% due 03/12/2029		1,500	1,467
5.420% due 04/10/2028		1,000	985
5.588% due 06/10/2024		655	655
5.980% due 08/10/2026		1,000	998
Citigroup Mortgage Loan Trust
5.450% due 12/25/2036 •		358	144
5.470% due 09/25/2036 •		2,740	2,002
6.050% due 09/25/2035 ^•		4,687	4,338
Citizens Auto Receivables Trust
6.016% due 07/15/2026		2,100	2,096
6.130% due 07/15/2026		2,500	2,498
Countrywide Asset-Backed Certificates Trust
3.729% due 05/25/2036 •		1,224	1,180
5.350% due 06/25/2037 ^•		2,238	2,198
5.400% due 06/25/2047 •		1,614	1,551
5.430% due 12/25/2046 •		1,151	1,056
5.550% due 08/25/2036 •		15	15
5.650% due 01/25/2046 ^•		7,919	7,395
5.670% due 12/25/2036 ^•		4,515	4,231
5.750% due 06/25/2036 •		16	16
Credit-Based Asset Servicing & Securitization Trust 5.270% due 11/25/2036 •		20	9
Discover Card Execution Note Trust 5.583% due 03/15/2026 •		3,500	3,500
Fremont Home Loan Trust
5.210% due 01/25/2037 •		11	5
5.810% due 01/25/2036 •		52	48
Gallatin CLO Ltd. 6.910% due 07/15/2031 •		2,700	2,636
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,600	1,593
6.270% due 08/16/2027		3,400	3,393
GM Financial Consumer Automobile Receivables Trust 5.667% due 09/16/2025 •		3,978	3,979
GMF Canada Leasing Trust 5.458% due 04/21/2025	CAD	2,900	2,219
GoldenTree Loan Management EUR CLO DAC 4.100% due 01/20/2032 •	EUR	14,200	15,111
GSAA Home Equity Trust 5.390% due 06/25/2036 •		$69	15
GSAMP Trust
5.240% due 01/25/2037 •		2,257	1,321
5.280% due 12/25/2046 •		1,408	766

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

5.300% due 12/25/2046 •		32	16
5.380% due 01/25/2037 •		4,200	3,400
Halseypoint CLO Ltd. 6.690% due 07/20/2031 •		1,300	1,282
Harvest CLO DAC 1.040% due 07/15/2031	EUR	800	796
Home Equity Asset Trust 6.750% due 12/25/2034 •		$985	965
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036 •		943	256
5.615% due 03/25/2036 •		9,729	8,715
JP Morgan Mortgage Acquisition Trust 5.450% due 07/25/2036 •		67	30
Jubilee CLO DAC 3.827% due 04/15/2031 •	EUR	1,000	1,065
KKR CLO Ltd.
6.202% due 07/18/2030 •		$1,684	1,669
6.410% due 01/16/2028 •		2,500	2,469
6.862% due 07/18/2030 •		3,700	3,619
LCM LP 6.765% due 07/19/2027 •		3,100	3,059
LendingClub Receivables Trust
3.750% due 01/15/2027		377	374
3.750% due 12/15/2045		163	162
LL ABS Trust 6.630% due 05/15/2030		2,288	2,287
Long Beach Mortgage Loan Trust
5.590% due 02/25/2036 •		130	126
5.710% due 10/25/2034 •		17	16
6.125% due 04/25/2035 •		82	81
M360 Ltd. 7.404% due 11/22/2038 •		2,700	2,629
Madison Park Euro Funding DAC 3.977% due 07/15/2032 •	EUR	1,800	1,916
Man GLG Euro CLO DAC 3.857% due 10/15/2030 •		586	628
Marlette Funding Trust
5.180% due 11/15/2032		$2,311	2,298
5.950% due 11/15/2032		2,000	1,978
6.070% due 04/15/2033		5,151	5,134
MASTR Asset-Backed Securities Trust
5.470% due 10/25/2036 •		310	157
5.630% due 03/25/2036 •		46	28
MF1 Ltd.
6.607% due 10/16/2036 •		4,600	4,432
6.817% due 02/19/2037 •		5,900	5,790
6.907% due 10/16/2036 •		4,600	4,415
MFA Trust 2.363% due 03/25/2060 þ		409	390
Morgan Stanley ABS Capital, Inc. Trust
5.280% due 01/25/2037 •		3,475	1,392
5.280% due 02/25/2037 •		873	787
5.400% due 03/25/2037 •		2,678	1,183
5.430% due 08/25/2036 •		424	220
6.080% due 07/25/2035 •		172	165
Morgan Stanley Home Equity Loan Trust 5.320% due 04/25/2037 •		1,696	890
Morgan Stanley Mortgage Loan Trust
5.870% due 04/25/2037 •		37	11
6.465% due 09/25/2046 ^þ		719	244
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.810% due 10/25/2036 ^•		165	37
NovaStar Mortgage Funding Trust
5.280% due 03/25/2037 •		4,924	3,281
5.470% due 10/25/2036 •		231	125
OAK Hill European Credit Partners DAC 3.930% due 01/20/2032 •	EUR	1,762	1,879
Oaktree CLO Ltd. 6.370% due 10/20/2032 •		$3,300	3,246
Option One Mortgage Loan Trust Asset-Backed Certificates 5.885% due 11/25/2035 •		6,767	5,433
Ownit Mortgage Loan Trust 6.050% due 10/25/2036 ^•		31	29
OZLM Ltd.
6.700% due 07/20/2032 •		2,500	2,426
6.950% due 07/20/2032 •		1,500	1,456
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		1,082	1,054
4.970% due 01/15/2030		1,317	1,300
6.060% due 03/15/2030		6,425	6,399
7.600% due 12/16/2030		1,583	1,587
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.125% due 07/25/2035 •		3,200	2,614
6.875% due 02/25/2035 •		3,359	2,954
PRET LLC
1.744% due 07/25/2051 þ		1,394	1,291

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

2.487% due 07/25/2051 þ		4,239	3,933
5.240% due 04/25/2052 þ		2,722	2,586
5.927% due 06/25/2052 þ		4,761	4,603
Ready Capital Mortgage Financing LLC
7.463% due 10/25/2039 •		4,400	4,418
7.556% due 06/25/2037 •		2,064	2,073
7.636% due 10/25/2039 •		4,793	4,806
8.200% due 06/25/2037 •		4,700	4,688
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		871	810
5.380% due 11/25/2030		3,377	3,304
Residential Asset Mortgage Products Trust 6.215% due 05/25/2035 •		2,000	1,872
Residential Asset Securities Corp. Trust 5.780% due 10/25/2035 «•		62	60
Santander Drive Auto Receivables Trust 5.810% due 01/15/2026		2,673	2,673
Securitized Asset-Backed Receivables LLC Trust
5.650% due 05/25/2036 •		8,134	4,377
5.870% due 10/25/2035 •		304	244
Segovia European CLO DAC 4.080% due 07/20/2032 •	EUR	3,050	3,243
SG Mortgage Securities Trust 5.510% due 02/25/2036 •		$8,905	5,105
SMB Private Education Loan Trust 2.340% due 09/15/2034		1,735	1,671
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,329	2,145
Soundview Home Loan Trust
5.230% due 06/25/2037 •		60	40
5.410% due 02/25/2037 •		143	41
5.615% due 02/25/2036 •		157	143
Specialty Underwriting & Residential Finance Trust 4.460% due 12/25/2036 •		844	791
Starwood Mortgage Trust 6.867% due 11/15/2038 •		9,100	8,839
Structured Asset Securities Corp. Mortgage Loan Trust
5.310% due 03/25/2036 •		1,457	1,369
5.570% due 02/25/2037 •		1,606	1,555
Symphony Static CLO Ltd. 6.085% due 10/25/2029 •		1,284	1,270
Theorem Funding Trust
1.850% due 02/15/2028		754	743
7.580% due 04/15/2029		988	990
TIAA CLO Ltd. 6.950% due 01/20/2032 •		6,900	6,727
Toro European CLO DAC 3.995% due 01/12/2032 •	EUR	12,200	13,058
Veros Auto Receivables Trust 7.120% due 11/15/2028		$4,323	4,316
WaMu Asset-Backed Certificates WaMu Trust 5.390% due 05/25/2037 •		470	389

Total Asset-Backed Securities (Cost $314,049)			303,718

SOVEREIGN ISSUES 0.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		2,282	692
1.000% due 07/09/2029		288	94
1.500% due 07/09/2035 þ		3,354	1,000
3.500% due 07/09/2041 þ		8,905	2,868
15.500% due 10/17/2026	ARS	3,616	1
Russia Government International Bond 5.250% due 06/23/2047 ^«(d)		$200	12

Total Sovereign Issues (Cost $7,786)			4,667

SHORT-TERM INSTRUMENTS 75.2%
COMMERCIAL PAPER 6.3%
Amcor Flexibles North America, Inc. 5.430% due 07/20/2023		550	548
Ameren Corp. 5.400% due 07/24/2023		250	249
American Electric Power Co., Inc.
5.430% due 07/10/2023		1,400	1,398
5.440% due 08/07/2023		650	646
5.480% due 08/01/2023		1,700	1,692
Bacardi Martini BV 5.900% due 07/19/2023		450	449
Conagra Brands, Inc. 5.750% due 07/05/2023		4,750	4,746
Consolidated Edison Co. of New York, Inc.
5.420% due 07/17/2023		1,050	1,047
5.430% due 07/25/2023		300	299

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Constellation Brands, Inc.
5.580% due 07/21/2023	250	249
5.590% due 07/03/2023	400	400
5.610% due 07/11/2023	550	549
Dominion Resources, Inc.
5.400% due 07/19/2023	250	249
5.430% due 07/31/2023	250	249
Duke Energy Corp.
5.400% due 07/10/2023	250	250
5.400% due 07/13/2023	350	349
5.400% due 08/08/2023	350	348
Electricite de France SA
5.510% due 08/04/2023	2,750	2,735
5.570% due 07/14/2023	2,200	2,195
Enbridge (US), Inc.
5.440% due 07/20/2023	1,800	1,795
5.450% due 07/25/2023	500	498
5.450% due 07/27/2023 (b)	250	249
5.470% due 07/20/2023	1,050	1,047
5.480% due 07/17/2023	250	249
Enel Finance America LLC 5.450% due 07/24/2023	350	349
Entergy Corp.
5.380% due 07/14/2023	250	249
5.400% due 07/11/2023	1,450	1,448
Global Payments, Inc.
5.930% due 07/21/2023	3,500	3,488
5.950% due 07/14/2023	1,150	1,147
Humana, Inc.
5.400% due 07/11/2023	250	250
5.430% due 07/20/2023	250	249
5.450% due 07/13/2023	250	249
5.450% due 07/27/2023	1,100	1,095
International Flavors & Fragrances, Inc. 6.050% due 07/27/2023 (b)	250	249
Keurig Dr Pepper, Inc. 5.250% due 07/05/2023	4,150	4,147
Leidos, Inc. 5.900% due 07/10/2023	1,050	1,048
LSEGA Financing PLC 5.430% due 07/25/2023	650	648
Marriott International 5.450% due 08/04/2023	2,000	1,989
Mondelez International, Inc. 5.370% due 07/24/2023	1,200	1,196
Northrop Grumman Corp. 5.600% due 08/17/2023	2,100	2,085
Quanta Services, Inc.
5.900% due 07/11/2023	1,950	1,947
5.900% due 07/12/2023	1,950	1,946
5.900% due 07/17/2023	250	249
5.900% due 07/18/2023	250	249
Raytheon Technologies Corp.
5.410% due 07/17/2023	1,650	1,646
5.450% due 07/12/2023	1,900	1,897
Republic Services, Inc. 5.250% due 07/05/2023	400	400
Targa Resources Corp.
5.950% due 07/20/2023	450	449
6.000% due 07/07/2023	800	799
Thomson Reuters Corp.
5.450% due 07/05/2023	1,800	1,799
5.470% due 07/18/2023	600	598
5.500% due 07/18/2023	1,500	1,496
Trane Technologies Financing Ltd. 5.550% due 07/25/2023	2,000	1,996
VW Credit, Inc.
5.400% due 07/21/2023	1,050	1,047
5.400% due 07/24/2023	800	797
5.400% due 07/25/2023	750	747
5.400% due 07/26/2023	1,650	1,644
5.430% due 07/27/2023	600	598
Walgreens Boots Alliance, Inc. 5.850% due 07/07/2023 (b)	1,050	1,049

		63,724

REPURCHASE AGREEMENTS (k) 63.5%		641,899

SHORT-TERM NOTES 2.6%
Federal Home Loan Bank 5.090% due 09/25/2023 (g)	25,500	25,502

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Toyota Auto Receivables Owner Trust 4.842% due 01/15/2024		1,286	1,286

			26,788

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (e)(f)(h)	ARS	74,605	153

U.S. TREASURY BILLS 2.8%
5.225% due 08/10/2023 - 08/24/2023 (b)(e)(f)(m)(o)		$28,786	28,603

Total Short-Term Instruments (Cost $761,184)			761,167

Total Investments in Securities (Cost $1,452,358)			1,422,056

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		4,663	45

Total Short-Term Instruments (Cost $46)			45

Total Investments in Affiliates (Cost $46)			45

Total Investments 140.7% (Cost $1,452,404)			$1,422,101
Financial Derivative Instruments (l)(n) (0.6)%(Cost or Premiums, net $(2,059))			(6,412)
Other Assets and Liabilities, net (40.1)%			(405,193)

Net Assets 100.0%			$1,010,496

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Payment in-kind security.
(d)								Security is not accruing income as of the date of this report.
(e)								Coupon represents a weighted average yield to maturity.
(f)								Zero coupon security.
(g)								Coupon represents a yield to maturity.
(h)								Principal amount of security is adjusted for inflation.
(i)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)								Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.060%	07/03/2023	07/05/2023	$292,200	U.S. Treasury Inflation Protected Securities 0.250% - 0.625% due 01/15/2026 - 07/15/2029			$(297,944)	$292,200	$292,200
	5.100	06/30/2023	07/03/2023	293,100	U.S. Treasury Inflation Protected Securities 0.125% - 0.625% due 01/15/2026 - 04/15/2027			(299,275)	293,100	293,225
	5.110	06/30/2023	07/03/2023	49,900	U.S. Treasury Notes 2.375% due 03/31/2029			(50,890)	49,900	49,921
FICC	2.400	06/30/2023	07/03/2023	6,699	U.S. Treasury Notes 4.625% due 06/30/2025			(6,833)	6,699	6,699

Total Repurchase Agreements								$(654,942)	$641,899	$642,045

(1)								Includes accrued interest.
(l)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures					$110.750	07/21/2023	5	$5	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures					113.750	07/21/2023	5	5	(1)	(1)

Total Written Options									$(2)	$(2)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2023	321	$36,037	$(652)		$45	$0
U.S. Treasury Long-Term Bond September Futures				09/2023	167	21,193	6		126	0

							$(646)		$171	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Euro-Bund September Futures				09/2023	40	$(5,837)	$55		$41	$(5)
Euro-Buxl 30-Year Bond September Futures				09/2023	16	(2,437)	(36)		28	(13)
U.S. Treasury 2-Year Note September Futures				09/2023	141	(28,671)	184		4	0
U.S. Treasury 5-Year Note September Futures				09/2023	422	(45,194)	925		0	0
U.S. Treasury Ultra Long-Term Bond September Futures				09/2023	64	(8,718)	(80)		0	(80)

							$1,048		$73	$(98)

Total Futures Contracts							$402		$244	$(98)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.744%	$900	$15	$(8)	$7	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	200	(1)	1	0	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.344	200	7	7	14	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	1,900	22	0	22	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.301	1,970	391	(158)	233	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	2,425	292	54	346	6	0

						$726	$(104)	$622	$9	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index		1.000%	Quarterly	06/20/2028	$56,200	$670	$191	$861	$76	$0
CDX.HY-40 5-Year Index		5.000	Quarterly	06/20/2028	8,300	3	244	247	62	0
CDX.IG-38 5-Year Index		1.000	Quarterly	06/20/2027	100	1	0	1	0	0
CDX.IG-39 5-Year Index		1.000	Quarterly	12/20/2027	5,800	71	16	87	7	0

						$745	$451	$1,196	$145	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	07/21/2023	$66,900	$0	$925	$925	$31	$0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/17/2023	11,100	0	(155)	(155)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	77,700	(3,088)	339	(2,749)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	0.407	Semi-Annual	07/21/2024	124,700	20	(7,746)	(7,726)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025	11,100	(157)	963	806	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2025	45,900	738	(4,338)	(3,600)	18	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Receive(5)	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		4,700	(54)	357	303	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		61,300	(2,677)	(6,672)	(9,349)	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		31,200	368	561	929	0	(12)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		9,000	(100)	70	(30)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		23,100	558	428	986	0	(25)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		6,700	(46)	56	10	0	(10)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		21,700	142	3,752	3,894	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031		57,800	(16)	10,756	10,740	0	(77)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		8,400	1,178	0	1,178	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		16,300	(120)	(633)	(753)	39	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	0.982	Semi-Annual	02/15/2036		5,500	(1)	1,517	1,516	0	(18)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		11,300	2,127	2,319	4,446	0	(87)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		10,700	576	282	858	0	(104)
Receive	3-Month USD-LIBOR	0.000	Quarterly	07/21/2023		57,800	0	792	792	26	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/21/2023		124,700	0	(1,708)	(1,708)	0	(55)
Receive	3-Month USD-LIBOR	0.982	Semi-Annual	08/15/2023		5,500	0	49	49	2	0
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	09/15/2023		21,700	0	199	199	8	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	09/16/2023		61,300	0	(820)	(820)	0	(26)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	09/16/2023		45,900	0	(554)	(554)	0	(17)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/16/2023		11,300	0	129	129	4	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/17/2023		11,100	0	156	156	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	09/20/2023		4,700	0	38	38	1	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	18,400	(131)	161	30	0	(117)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		8,100	69	(45)	24	57	0

							$(614)	$1,178	$564	$221	$(621)

Total Swap Agreements							$857	$1,525	$2,382	$375	$(621)

(m)	Securities with an aggregate market value of $1,563 and cash of $10,310 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2023		DKK	14,892		$2,150		$0		$(32)
		07/2023			$3,972		DKK	27,007	0		(14)
		08/2023		DKK	26,962		$3,972		14		0
		09/2023		HKD	3,539		453		0		0
BPS		08/2023			$561		EUR	512	0		(1)
		08/2023			44		ZAR	817	0		(1)
		10/2023			132		2,448		0		(3)
BRC		08/2023			54		989		0		(1)
CBK		07/2023			1,397		GBP	1,114	18		0
CLY		07/2023		DKK	43,765		$6,317		0		(96)
MBC		07/2023		CAD	2,900		2,172		0		(17)
		07/2023		GBP	2,210		2,736		0		(71)
		08/2023		EUR	45,554		50,268		457		0
MYI		07/2023			$3,531		DKK	24,085	0		(1)
		08/2023		DKK	24,045		$3,531		1		0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

SCX		08/2023	CNH	539			78		4		0
		08/2023		$75		CNH	518		0		(4)
TOR		07/2023		2,192		CAD	2,900		1		(3)
		07/2023		1,393		GBP	1,096		0		(1)
		08/2023	CAD	2,899			$2,192		4		(1)
		08/2023	GBP	1,096			1,393		1		0
UAG		07/2023	TRY	3,842			167		20		0
		08/2023	DKK	7,554			1,102		0		(7)

Total Forward Foreign Currency Contracts									$520	$(253)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

BOA	Call - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	3.380%		07/31/2023	900	$(4)		$(4)
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Pay	3.780		07/31/2023	900	(3)		(3)
DUB	Call - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	3.330		08/01/2023	800	(3)		(3)
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Pay	3.730		08/01/2023	800	(3)		(3)

Total Written Options									$(13)		$(13)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «			0.110%	Monthly	05/25/2046	$11,366	$(2,901)	$2,448	$0	$(453)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	ERAUSLT Index	82,430	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	$38,677	$0	$(169)	$0	$(169)
	Receive	ERAUSLT Index	331,324	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	155,460	0	(676)	0	(676)
	Receive	ERAUSLT Index	49,833	5.250% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	23,064	0	308	308	0
JPM	Receive	ERAUSLT Index	77,901	5.400% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/05/2023	35,895	0	(905)	0	(905)
	Receive	ERAUSLT Index	145,649	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	68,340	0	(298)	0	(298)
	Receive	ERAUSLT Index	622,248	5.380% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/13/2023	284,996	0	(1,893)	0	(1,893)
	Receive	ERAUSLT Index	96,794	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	45,417	0	(197)	0	(197)
	Receive	ERAUSLT Index	612,064	5.310% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/07/2024	282,431	0	(1,997)	0	(1,997)
	Receive	ERAUSLT Index	64,529	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	30,278	0	(132)	0	(132)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

RBC	Receive	ERAUSLT Index	2,597	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	1,218	0	(5)	0	(5)
UAG	Receive	ERAUSLT Index	71,320	5.400% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	33,464	0	(147)	0	(147)

$0	$(6,111)	$308	$(6,419)

Total Swap Agreements	$(2,901)	$(3,663)	$308	$(6,872)

(o)

Securities with an aggregate market value of $4,587 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$59,239	$0	$59,239
Industrials	0	26,608	0	26,608
Utilities	0	3,743	0	3,743
Municipal Bonds & Notes
California	0	581	0	581
U.S. Government Agencies	0	150,157	0	150,157
U.S. Treasury Obligations	0	27,528	0	27,528
Non-Agency Mortgage-Backed Securities	0	83,825	823	84,648
Asset-Backed Securities	0	303,650	68	303,718
Sovereign Issues	0	4,655	12	4,667
Short-Term Instruments
Commercial Paper	0	63,724	0	63,724
Repurchase Agreements	0	641,899	0	641,899
Short-Term Notes	0	26,788	0	26,788
Argentina Treasury Bills	0	153	0	153
U.S. Treasury Bills	0	28,603	0	28,603

$0	$1,421,153	$903	$1,422,056
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45	$0	$0	$45

Total Investments	$45	$1,421,153	$903	$1,422,101

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	69	550	0	619
Over the counter	0	828	0	828

$69	$1,378	$0	$1,447
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(703)	0	(721)
Over the counter	0	(6,685)	(453)	(7,138)

$(18)	$(7,388)	$(453)	$(7,859)

Total Financial Derivative Instruments	$51	$(6,010)	$(453)	$(6,412)

Totals	$96	$1,415,143	$450	$1,415,689

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO RAE PLUS International Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.6% ¤
CORPORATE BONDS & NOTES 4.0%
BANKING & FINANCE 3.4%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$200	$192
Barclays PLC 6.224% due 05/09/2034 •		400	399
Credit Suisse AG
4.474% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	400	436
7.950% due 01/09/2025		$400	408
Equinix, Inc. 1.550% due 03/15/2028		100	84
General Motors Financial Co., Inc. 6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~		500	500
Goldman Sachs Group, Inc. 6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	406
GSPA Monetization Trust 6.422% due 10/09/2029		38	37
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		200	200
Lloyds Banking Group PLC 3.511% due 03/18/2026 •		200	191
Morgan Stanley 5.050% due 01/28/2027 •		600	595
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	9,544	1,053
Societe Generale SA 6.447% due 01/12/2027 •		$500	499
UBS Group AG 4.751% due 05/12/2028 •		500	474
VICI Properties LP 4.750% due 02/15/2028		100	95

			5,569

INDUSTRIALS 0.5%
American Honda Finance Corp. 5.000% due 05/23/2025		400	399
DAE Funding LLC 1.625% due 02/15/2024		300	289
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		150	149

			837

UTILITIES 0.1%
NextEra Energy Capital Holdings, Inc. 6.051% due 03/01/2025		200	201

Total Corporate Bonds & Notes (Cost $6,900)			6,607

U.S. GOVERNMENT AGENCIES 13.4%
Fannie Mae
0.000% due 08/25/2039 (b)(e)		312	258
0.000% due 11/25/2040 •		3	2
0.900% due 03/25/2037 •(a)		141	10
0.950% due 04/25/2037 •(a)		485	34
1.000% due 11/25/2039 •(a)		79	5
1.230% due 03/25/2037 •(a)		194	14
1.250% due 05/25/2037 •(a)		456	31
1.640% due 04/25/2037 •(a)		894	87
2.050% due 02/25/2037 •(a)		83	8
2.348% due 01/25/2031 ~(a)		457	39
2.500% due 07/25/2033 •(a)		46	4
5.480% due 04/25/2037 •		4	4
5.500% due 07/25/2037 •		6	6
5.670% due 10/25/2040 •		18	18
Fannie Mae, TBA
5.500% due 09/01/2053		3,000	2,985
6.000% due 08/01/2053		900	908
6.500% due 07/01/2053 - 08/01/2053		8,000	8,166
Freddie Mac
0.000% due 02/15/2041 - 09/15/2041 •		471	389

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2023 (Unaudited)

0.473% due 02/15/2040 •	116	96
1.377% due 09/15/2036 •(a)	171	13
5.000% due 04/15/2041	231	231
5.493% due 05/15/2037 •	6	6
5.500% due 03/15/2034	122	122
Ginnie Mae 2.872% due 08/20/2047 •	120	114
U.S. Small Business Administration
5.490% due 03/01/2028	10	10
6.020% due 08/01/2028	72	70
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2053	1,200	1,154
5.000% due 09/01/2053	2,500	2,451
5.500% due 08/01/2053	1,500	1,493
6.000% due 07/01/2053	3,500	3,531

Total U.S. Government Agencies (Cost $22,926)		22,259

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bonds
3.625% due 05/15/2053	1,300	1,250
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024	3,322	3,223
U.S. Treasury Notes
3.875% due 05/15/2043	1,600	1,561

Total U.S. Treasury Obligations (Cost $6,085)		6,034

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.2%
Adjustable Rate Mortgage Trust 3.992% due 01/25/2036 ^~	843	657
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	217	188
Banc of America Funding Trust
3.790% due 06/20/2037 ^«~	34	29
3.811% due 09/20/2046 ^~	823	720
6.000% due 08/25/2036 ^	26	24
Banc of America Mortgage Trust
4.153% due 01/25/2035 ~	10	10
4.173% due 02/25/2034 «~	12	12
5.028% due 06/25/2034 «~	16	14
5.348% due 05/25/2033 «~	11	10
Bear Stearns Adjustable Rate Mortgage Trust
4.524% due 02/25/2036 ^~	157	142
6.800% due 02/25/2036 •	6	6
Chase Mortgage Finance Trust
3.700% due 09/25/2036 ^~	224	186
3.948% due 01/25/2036 ^~	18	16
ChaseFlex Trust 5.750% due 07/25/2037 •	1,554	1,285
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.380% due 05/25/2036 •	296	263
Citigroup Mortgage Loan Trust
3.974% due 09/25/2037 ^~	23	20
5.410% due 10/25/2035 •	30	28
6.170% due 09/25/2062 þ	748	736
7.110% due 10/25/2035 ^•	35	34
CitiMortgage Alternative Loan Trust
5.750% due 04/25/2037 •	275	232
6.000% due 06/25/2037 ^	183	158
Countrywide Alternative Loan Trust
5.367% due 09/20/2046 •	48	43
5.376% due 08/25/2035 •	61	57
5.456% due 01/25/2036 •	227	212
5.500% due 06/25/2025	369	302
5.500% due 11/25/2035 ^	128	77
5.670% due 12/25/2035 •	19	17
5.750% due 08/25/2035 •	724	671
5.750% due 03/25/2037 «	282	157
5.763% due 11/20/2035 •	111	103
6.000% due 12/25/2035 ^	460	348
6.000% due 05/25/2036 ^	74	39
6.000% due 08/25/2036 ^«•	144	87
6.250% due 08/25/2036	1,018	603
7.000% due 10/25/2037	158	60
Countrywide Home Loan Mortgage Pass-Through Trust
4.355% due 10/20/2034 ~	31	29
5.750% due 05/25/2035 •	134	108
5.750% due 05/25/2037 ^«	14	7
5.810% due 02/25/2035 •	10	9
6.000% due 01/25/2037 ^	343	178
6.000% due 02/25/2037 ^	366	191
Countrywide Home Loan Reperforming REMIC Trust 5.490% due 06/25/2035 •	85	78
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 08/25/2036 ^«	26	21

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2023 (Unaudited)

Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037	900	799
3.474% due 06/25/2050 ~	990	830
DBGS Mortgage Trust 6.223% due 06/15/2033 •	500	449
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.530% due 02/25/2037 ^•	915	788
5.650% due 02/25/2035 «•	55	51
First Horizon Alternative Mortgage Securities Trust
5.536% due 12/25/2035 ~	74	59
5.549% due 06/25/2036 ^~	548	433
GS Mortgage Securities Corp. Trust 8.547% due 08/15/2039 •	1,000	1,001
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~	44	39
4.319% due 09/25/2035 «~	54	49
4.481% due 11/25/2035 ~	9	9
4.660% due 07/25/2035 ~	9	9
5.500% due 01/25/2037 «	29	36
6.970% due 04/25/2032 «•	20	16
HarborView Mortgage Loan Trust 5.976% due 10/19/2035 •	1,006	566
Hilton Orlando Trust 6.493% due 12/15/2034 •	700	689
Impac CMB Trust 5.790% due 03/25/2035 •	179	164
Impac Secured Assets Trust 4.426% due 07/25/2035 «~	71	61
IndyMac INDX Mortgage Loan Trust
3.860% due 05/25/2035 ~	636	462
5.530% due 09/25/2046 •	193	167
5.550% due 11/25/2046 •	1,034	934
5.630% due 07/25/2035 •	309	290
JP Morgan Chase Commercial Mortgage Securities Trust 4.549% due 07/05/2033	700	618
JP Morgan Mortgage Trust
3.655% due 07/27/2037 ~	124	112
4.099% due 07/25/2035 «~	168	154
4.186% due 07/25/2035 ~	7	6
4.683% due 07/25/2035 «~	16	16
5.750% due 01/25/2036 ^	20	10
Lehman Mortgage Trust 5.800% due 11/25/2036 •	257	128
Lehman XS Trust 5.600% due 08/25/2046 •	512	497
MASTR Adjustable Rate Mortgages Trust 4.560% due 11/21/2034 ~	19	18
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^	177	118
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 6.053% due 08/15/2032 •	49	46
Merrill Lynch Alternative Note Asset Trust
5.370% due 03/25/2037 •	443	113
5.550% due 03/25/2037 •	3,339	857
6.000% due 03/25/2037 «	79	30
Merrill Lynch Mortgage Investors Trust
3.577% due 04/25/2035 «~	14	13
4.053% due 02/25/2036 ~	2	2
4.459% due 05/25/2036 ~	110	99
7.119% due 02/25/2033 «•	33	30
Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036	125	59
6.115% due 06/25/2036 ~	6	6
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~	115	61
New York Mortgage Trust 5.250% due 07/25/2062 þ	467	439
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	40	21
NovaStar Mortgage Funding Trust 0.440% due 09/25/2046 •	977	342
PRET LLC 6.559% due 08/25/2052 þ	646	633
Prime Mortgage Trust 6.000% due 06/25/2036 ^«	5	5
Residential Accredit Loans, Inc. Trust
5.650% due 08/25/2037 •	33	31
6.000% due 01/25/2037 ^	50	39
6.000% due 03/25/2037 «	129	104
Residential Funding Mortgage Securities, Inc. Trust 4.573% due 04/25/2037 ~	233	184
Sequoia Mortgage Trust
3.483% due 09/20/2046 ^~	141	97
5.911% due 05/20/2034 «•	12	12
SFO Commercial Mortgage Trust 6.343% due 05/15/2038 •	900	790

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2023 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
3.934% due 01/25/2035 ~	61	61
4.807% due 08/25/2035 «~	46	27
Structured Asset Mortgage Investments Trust 5.570% due 04/25/2036 •	62	55
SunTrust Adjustable Rate Mortgage Loan Trust 4.894% due 01/25/2037 ^~	146	109
Thornburg Mortgage Securities Trust
2.553% due 03/25/2044 ~	72	70
3.018% due 09/25/2037 ~	1	1
3.749% due 12/25/2044 «~	121	110
7.151% due 06/25/2047 ^•	325	308
7.151% due 06/25/2047 «•	8	8
WaMu Mortgage Pass-Through Certificates Trust
3.800% due 10/25/2035 ~	29	26
3.824% due 06/25/2037 ^~	186	164
3.900% due 12/25/2035 ~	259	245
4.003% due 06/25/2037 ^~	62	56
4.008% due 12/25/2046 •	41	36
4.198% due 01/25/2035 ~	67	61
4.221% due 08/25/2035 «~	53	49
4.976% due 02/25/2046 •	82	73
5.345% due 06/25/2033 «~	67	61
5.690% due 12/25/2045 •	23	22
Washington Mutual Mortgage Pass-Through Certificates Trust
3.893% due 09/25/2036 •	728	210
4.726% due 02/25/2047 ^•	1,125	988
4.916% due 04/25/2046 •	91	76
5.650% due 02/25/2036 •	753	642
Wells Fargo Mortgage-Backed Securities Trust 4.716% due 09/25/2036 ^~	6	6

Total Non-Agency Mortgage-Backed Securities (Cost $26,998)		25,222

ASSET-BACKED SECURITIES 24.9%
Aames Mortgage Investment Trust 6.140% due 07/25/2035 •	577	573
American Express Credit Account Master Trust 4.870% due 05/15/2028	400	398
AmeriCredit Automobile Receivables Trust 5.796% due 10/19/2026 •	600	601
AREIT Trust 6.317% due 01/20/2037 •	560	546
Asset-Backed Securities Corp. Home Equity Loan Trust 5.960% due 06/25/2034 •	1,265	1,201
BA Credit Card Trust 4.790% due 05/15/2028	400	397
Bear Stearns Asset-Backed Securities Trust 6.200% due 08/25/2037 •	856	719
BHG Securitization Trust
5.320% due 10/17/2035	407	403
5.930% due 10/17/2035	900	878
Capital Four U. S. CLO Ltd. 7.188% due 10/20/2030 •	477	479
Capital One Prime Auto Receivables Trust
4.900% due 03/15/2024	244	244
5.717% due 09/15/2025 •	424	424
Carmax Auto Owner Trust 5.967% due 12/15/2025 •	512	513
CarNow Auto Receivables Trust 6.620% due 12/16/2024	237	237
Carrington Mortgage Loan Trust
6.280% due 04/17/2031 •	700	692
6.370% due 10/20/2029 •	350	348
Carvana Auto Receivables Trust
5.420% due 04/10/2028	400	394
5.980% due 08/10/2026	400	399
Chase Funding Trust 5.790% due 08/25/2032 •	39	37
CIFC Funding Ltd. 6.362% due 07/18/2031 •	500	496
Citigroup Mortgage Loan Trust
5.340% due 05/25/2037 •	1,117	741
5.450% due 10/25/2036 •	337	216
7.250% due 05/25/2036 þ	145	77
Citizens Auto Receivables Trust
6.016% due 07/15/2026	400	399
6.130% due 07/15/2026	400	400
CLNC Ltd. 6.455% due 08/20/2035 •	15	15
Countrywide Asset-Backed Certificates Trust
5.370% due 09/25/2037 ^•	440	441
5.550% due 02/25/2037 •	355	326
5.890% due 08/25/2047 •	434	413
CQS U.S. CLO Ltd. 8.448% due 07/20/2031 •	500	504

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2023 (Unaudited)

CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		2,854	574
Discover Card Execution Note Trust 5.583% due 03/15/2026 •		500	500
Dryden CLO Ltd. 6.310% due 07/15/2031 •		500	496
EMC Mortgage Loan Trust 6.450% due 02/25/2041 «•		14	14
Encore Credit Receivables Trust 5.885% due 09/25/2035 •		49	48
Enterprise Fleet Financing LLC
3.030% due 01/20/2028		513	500
5.330% due 03/20/2024		238	238
Fidelity Grand Harbour CLO DAC 6.250% due 10/15/2036	EUR	1,000	1,079
First Franklin Mortgage Loan Trust
5.310% due 11/25/2036 •		$199	196
5.460% due 09/25/2036 •		170	157
5.870% due 11/25/2035 •		755	695
Fremont Home Loan Trust
5.290% due 11/25/2036 •		478	282
5.300% due 10/25/2036 •		1,565	639
5.885% due 01/25/2035 •		230	222
5.885% due 07/25/2035 «•		1	1
GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		301	298
5.700% due 01/15/2027		600	598
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	299
6.270% due 08/16/2027		500	499
GM Financial Automobile Leasing Trust 4.948% due 02/20/2024		79	79
Greystone Commercial Real Estate Notes Ltd. 6.373% due 09/15/2037 •		361	356
GSAA Home Equity Trust
4.458% due 03/25/2036 ~		567	133
5.250% due 05/25/2037 •		637	213
5.290% due 03/25/2036 •		299	114
5.790% due 04/25/2047 •		590	288
6.795% due 06/25/2036 þ		527	144
GSAMP Trust
5.250% due 12/25/2046 •		215	108
5.280% due 12/25/2046 •		1,179	641
5.380% due 01/25/2037 •		605	490
Harley Davidson Motorcycle Trust 4.975% due 03/15/2024		156	156
JP Morgan Mortgage Acquisition Trust 5.360% due 10/25/2036 •		269	265
LCCM Trust 6.461% due 12/13/2038 •		900	880
Lendbuzz Securitization Trust 5.383% due 03/15/2024		211	211
LendingClub Receivables Trust
3.750% due 01/15/2027		39	39
3.750% due 12/15/2045		16	16
LL ABS Trust
3.760% due 11/15/2029		307	304
6.630% due 05/15/2030		314	314
LoanCore Issuer Ltd. 6.493% due 11/15/2038 •		900	863
Madison Park Funding Ltd. 6.103% due 04/22/2027 •		273	271
Marlette Funding Trust
5.180% due 11/15/2032		308	306
5.950% due 11/15/2032		200	198
6.070% due 04/15/2033		793	790
MF1 LLC 7.226% due 06/19/2037 •		1,000	997
MF1 Ltd. 6.237% due 10/16/2036 •		400	390
Morgan Stanley ABS Capital, Inc. Trust
5.260% due 03/25/2037 •		1,949	860
6.065% due 03/25/2035 •		129	127
Morgan Stanley Dean Witter Capital, Inc. Trust 6.130% due 02/25/2033 «•		162	156
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 ^þ		372	89
Octane Receivables Trust 5.870% due 05/21/2029		671	668
Option One Mortgage Loan Trust 5.930% due 02/25/2035 •		632	596
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		225	219
4.970% due 01/15/2030		105	104
6.060% due 03/15/2030		873	870

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2023 (Unaudited)

Ready Capital Mortgage Financing LLC 7.636% due 10/25/2039 •	699	701
Renaissance Home Equity Loan Trust 6.250% due 09/25/2037 •	349	154
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	363	337
5.380% due 11/25/2030	393	384
Residential Asset Securities Corp. Trust 5.730% due 06/25/2033 •	97	87
Santander Drive Auto Receivables Trust 5.870% due 03/16/2026	1,200	1,199
Saranac CLO Ltd. 6.609% due 11/20/2029 •	231	230
Securitized Asset-Backed Receivables LLC Trust
5.630% due 07/25/2036 •	774	319
6.110% due 01/25/2036 ^•	459	400
Soundview Home Loan Trust 6.450% due 10/25/2037 •	701	519
Specialty Underwriting & Residential Finance Trust
4.460% due 12/25/2036 •	562	527
5.450% due 06/25/2037 •	132	76
Structured Asset Investment Loan Trust 8.300% due 08/25/2033 •	420	382
Theorem Funding Trust
1.850% due 02/15/2028	105	103
6.060% due 12/15/2028	404	400
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •	900	875
Upstart Securitization Trust 5.500% due 06/20/2032	519	505
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	61	59
Vibrant CLO Ltd.
6.290% due 09/15/2030 •	418	413
6.370% due 07/20/2032 •	500	491

Total Asset-Backed Securities (Cost $42,714)		41,262

SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ	547	150
1.500% due 07/09/2035 þ	358	103

Total Sovereign Issues (Cost $433)		253

SHORT-TERM INSTRUMENTS 48.3%
COMMERCIAL PAPER 6.4%
Amcor Flexibles North America, Inc. 5.430% due 07/20/2023	250	249
American Electric Power Co., Inc. 5.430% due 07/10/2023	250	250
Conagra Brands, Inc.
5.600% due 07/20/2023	250	249
5.750% due 07/06/2023	250	250
Consolidated Edison Co. of New York, Inc. 5.420% due 07/17/2023	250	249
Constellation Brands, Inc.
5.590% due 07/03/2023	250	250
5.600% due 07/11/2023	250	250
Dominion Resources, Inc. 5.400% due 07/19/2023	250	249
Electricite de France SA
5.510% due 08/04/2023	500	497
5.570% due 07/14/2023	300	299
Enbridge (US), Inc.
5.400% due 07/12/2023	250	250
5.450% due 07/25/2023	250	249
Enel Finance America LLC
5.450% due 07/06/2023	250	250
5.450% due 07/24/2023	250	249
Global Payments, Inc. 5.930% due 07/21/2023	800	797
Humana, Inc. 5.510% due 08/02/2023	250	249
International Flavors & Fragrances, Inc. 6.000% due 07/05/2023	250	250
Keurig Dr Pepper, Inc. 5.350% due 07/20/2023	250	249
Leidos, Inc. 5.900% due 07/10/2023	250	250
Marriott International 5.420% due 07/18/2023	800	798
Northrop Grumman Corp. 5.600% due 08/17/2023	250	248

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2023 (Unaudited)

Quanta Services, Inc.
5.900% due 07/07/2023		250	250
5.900% due 07/12/2023		550	549
Raytheon Technologies Corp. 5.450% due 07/12/2023		400	399
S&P Global, Inc. 5.400% due 07/06/2023		500	500
Targa Resources Corp. 5.950% due 07/26/2023		250	249
Thomson Reuters Corp.
5.470% due 07/12/2023		400	399
5.470% due 07/18/2023		250	249
VW Credit, Inc.
5.400% due 07/21/2023		300	299
5.400% due 07/24/2023		250	249
5.400% due 07/25/2023		250	249
Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (c)		250	250
5.850% due 07/10/2023 (c)		300	300

			10,573

REPURCHASE AGREEMENTS (g) 41.8%			69,175

SHORT-TERM NOTES 0.1%
Toyota Auto Receivables Owner Trust 4.842% due 01/15/2024		205	205

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (d)(e)(f)	ARS	7,582	15

Total Short-Term Instruments (Cost $79,972)			79,968

Total Investments in Securities (Cost $186,028)			181,605

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		9,161	89

Total Short-Term Instruments (Cost $89)			89

Total Investments in Affiliates (Cost $89)			89

Total Investments 109.7% (Cost $186,117)			$181,694
Financial Derivative Instruments (h)(i) 9.7%(Cost or Premiums, net $1,704)			16,032
Other Assets and Liabilities, net (19.4)%			(32,104)

Net Assets 100.0%			$165,622

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.100%	06/30/2023	07/03/2023	$59,400	U.S. Treasury Inflation Protected Securities 1.000% due 02/15/2049	$(61,529)	$59,400	$59,425
5.160	06/30/2023	07/03/2023	9,100	U.S. Treasury Notes 2.000% due 08/15/2025	(9,294)	9,100	9,104
FICC	2.400	06/30/2023	07/03/2023	575	U.S. Treasury Notes 4.625% due 06/30/2025	(586)	575	575
JPS	5.180	06/30/2023	07/03/2023	100	U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(99)	100	100

Total Repurchase Agreements	$(71,508)	$69,175	$69,204

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(70) at a weighted average interest rate of 4.830%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	1	$1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	1	1	0	0

Total Written Options	$0	$0

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	52	$10,574	$(95)	$0	$(2)
U.S. Treasury 10-Year Note September Futures	09/2023	43	4,827	(83)	6	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	6	817	9	7	0

$(169)	$13	$(2)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	5	$(730)	$7	$5	$(1)
Euro-Buxl 30-Year Bond September Futures	09/2023	2	(305)	(4)	4	(1)
U.S. Treasury 5-Year Note September Futures	09/2023	29	(3,106)	61	0	0

$64	$9	$(2)

Total Futures Contracts	$(105)	$22	$(4)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.744%	$600	$11	$(6)	$5	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	100	(1)	1	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	700	8	0	8	0	0

$18	$(5)	$13	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$400	$7	$(1)	$6	$0	$0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	4,500	57	10	67	6	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	18,300	173	107	280	25	0

$237	$116	$353	$31	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024	$11,800	$(469)	$51	$(418)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	900	(1)	(17)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	4,200	(318)	(44)	(362)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,400	66	66	132	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,500	(17)	12	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	3,700	93	65	158	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	1,100	(7)	9	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	13,100	1,553	284	1,837	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	6,900	(54)	(266)	(320)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	3,300	745	138	883	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	2,100	112	56	168	0	(20)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	2,900	(29)	34	5	0	(18)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	1,300	35	(31)	4	9	0
Receive	CPURNSA	2.487	Maturity	12/07/2051	$1,000	43	1	44	0	0

$1,752	$358	$2,110	$26	$(98)

Total Swap Agreements	$2,007	$469	$2,476	$58	$(98)

Cash of $2,448 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2023 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	$6	AUD	9	$0	$0
08/2023	AUD	9	$6	0	0
BOA	07/2023	DKK	1,953	282	0	(4)
07/2023	$521	DKK	3,543	0	(2)
07/2023	224	JPY	31,100	0	(8)
07/2023	4,843	MXN	89,167	353	0
08/2023	DKK	3,537	$521	2	0
09/2023	HKD	716	92	0	0
BPS	07/2023	AUD	51	33	0	(1)
07/2023	JPY	41,513	299	11	0
07/2023	$31	CHF	28	0	0
08/2023	CHF	28	$32	0	0
CBK	07/2023	$256	EUR	239	4	0
08/2023	CAD	34	$25	0	0
08/2023	CNH	98	14	1	0
CLY	07/2023	DKK	5,741	829	0	(13)
JPM	07/2023	SGD	71	53	1	0
07/2023	$25	JPY	3,546	0	0
08/2023	CAD	55	$41	0	(1)
08/2023	JPY	3,531	25	0	0
09/2023	$4	ILS	14	0	0
10/2023	MXN	90,743	$5,168	0	(32)
MBC	07/2023	GBP	94	116	0	(3)
07/2023	$103	EUR	96	2	0
MYI	07/2023	463	DKK	3,159	0	0
08/2023	DKK	3,154	$463	0	0
NGF	08/2023	CNH	55	8	1	0
RBC	07/2023	$20	MXN	380	3	0
08/2023	MXN	624	$36	0	0
SCX	07/2023	CHF	30	33	0	0
07/2023	$8	AUD	13	0	0
08/2023	AUD	13	$8	0	0
08/2023	CNH	49	7	0	0
SOG	07/2023	EUR	1,785	1,920	0	(28)
TOR	07/2023	$10	AUD	15	0	0
07/2023	119	GBP	94	0	0
07/2023	48	JPY	6,867	0	0
08/2023	AUD	15	$10	0	0
08/2023	GBP	94	120	0	0
08/2023	JPY	6,837	48	0	0
UAG	07/2023	$5	AUD	7	0	0
08/2023	AUD	7	$5	0	0
08/2023	DKK	991	145	0	(1)

Total Forward Foreign Currency Contracts	$378	$(93)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	200	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	200	(1)	(1)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	100	0	0

Total Written Options	$(2)	$(2)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «			0.110%	Monthly	05/25/2046	$1,168	$(301)	$254	$0	$(47)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	ERADXULT Index	51,725	5.680% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/09/2023	$96,212	$0	$16,047	$16,047	$0
CBK	Receive	ERADXULT Index	12,034	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/20/2024	27,124	0	(123)	0	(123)
MEI	Receive	ERADXULT Index	2,276	5.720% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	5,130	0	(29)	0	(29)
MYI	Receive	ERADXULT Index	7,517	5.635% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	16,943	0	(77)	0	(77)

								$0	$15,818	$16,047	$(229)

Total Swap Agreements								$(301)	$16,072	$16,047	$(276)

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$5,569	$0		$5,569
Industrials						0	837	0		837
Utilities						0	201	0		201
U.S. Government Agencies						0	22,259	0		22,259
U.S. Treasury Obligations						0	6,034	0		6,034
Non-Agency Mortgage-Backed Securities						0	24,053	1,169		25,222
Asset-Backed Securities						0	41,091	171		41,262
Sovereign Issues						0	253	0		253
Short-Term Instruments
Commercial Paper						0	10,573	0		10,573
Repurchase Agreements						0	69,175	0		69,175
Short-Term Notes						0	205	0		205
Argentina Treasury Bills						0	15	0		15

						$0	$180,265	$1,340		$181,605
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$89	$0	$0		$89

Total Investments						$89	$180,265	$1,340		$181,694

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2023 (Unaudited)

Exchange-traded or centrally cleared	9	71	0	80
Over the counter	0	16,425	0	16,425

	$9	$16,496	$0	$16,505
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(100)	0	(102)
Over the counter	0	(324)	(47)	(371)

	$(2)	$(424)	$(47)	$(473)

Total Financial Derivative Instruments	$7	$16,072	$(47)	$16,032

Totals	$96	$196,337	$1,293	$197,726

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO RAE PLUS Small Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 115.0% ¤
CORPORATE BONDS & NOTES 3.6%
BANKING & FINANCE 3.4%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$200	$192
Bank of America Corp. 5.080% due 01/20/2027 •		1,200	1,182
Barclays PLC 6.224% due 05/09/2034 •		400	399
Credit Suisse AG 7.950% due 01/09/2025		650	664
Credit Suisse AG AT1 Claim ^		200	8
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		200	200
Morgan Stanley 5.050% due 01/28/2027 •		600	595
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	10,164	1,121
Societe Generale SA 6.447% due 01/12/2027 •		$500	499

			4,860

INDUSTRIALS 0.2%
CVS Pass-Through Trust 6.943% due 01/10/2030		137	139
Daimler Truck Finance North America LLC 5.200% due 01/17/2025		150	149

			288

Total Corporate Bonds & Notes (Cost $5,472)			5,148

U.S. GOVERNMENT AGENCIES 16.4%
Fannie Mae
0.700% due 03/25/2041 •(a)		640	43
1.550% due 03/25/2036 •(a)		235	16
2.348% due 01/25/2031 ~(a)		469	40
5.500% due 07/25/2037 - 09/25/2042 •		13	13
5.530% due 07/25/2037 •		14	14
5.550% due 09/25/2035 •		28	27
5.560% due 09/25/2035 •		64	63
5.870% due 06/25/2037 •		120	119
5.958% due 12/25/2036 •		13	14
Fannie Mae, TBA
5.500% due 09/01/2053		3,500	3,483
6.000% due 08/01/2053		800	807
6.500% due 07/01/2053 - 08/01/2053		9,000	9,187
Freddie Mac
1.277% due 07/15/2036 •(a)		350	27
1.507% due 04/15/2036 •(a)		51	3
5.000% due 04/15/2041		306	307
5.500% due 03/15/2034		89	88
5.573% due 03/15/2037 •		121	118
5.893% due 08/15/2037 •		174	172
5.903% due 10/15/2037 •		28	28
5.913% due 05/15/2037 - 09/15/2037 •		200	199
Ginnie Mae 4.869% due 04/20/2068 •		372	365
U.S. Small Business Administration 4.430% due 05/01/2029		18	17
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2053		1,100	1,058
5.000% due 09/01/2053		2,600	2,549
5.500% due 08/01/2053		1,300	1,294
6.000% due 07/01/2053		3,200	3,228

Total U.S. Government Agencies (Cost $23,603)			23,279

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024		2,683	2,603

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2023 (Unaudited)

U.S. Treasury Notes
0.375% due 09/30/2027		100	85
0.625% due 11/30/2027		200	171
0.750% due 01/31/2028		300	258

Total U.S. Treasury Obligations (Cost $3,143)			3,117

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.3%
Adjustable Rate Mortgage Trust 3.992% due 01/25/2036 ^~		455	355
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		121	90
Banc of America Funding Trust
4.496% due 09/20/2034 «~		3	3
5.577% due 04/20/2047 ^•		15	12
Banc of America Mortgage Trust
4.153% due 01/25/2035 ~		11	10
4.173% due 02/25/2034 «~		10	9
5.348% due 05/25/2033 «~		1	1
Bear Stearns Adjustable Rate Mortgage Trust
4.004% due 11/25/2034 ~		6	6
4.033% due 11/25/2034 «~		1	1
4.033% due 01/25/2035 ~		1	1
4.065% due 04/25/2033 «~		5	5
4.374% due 08/25/2033 ~		11	11
4.464% due 01/25/2033 «~		121	116
4.482% due 02/25/2033 «~		1	1
4.752% due 07/25/2034 ~		24	22
6.800% due 02/25/2036 •		7	6
Bear Stearns ALT-A Trust
3.616% due 11/25/2035 ^~		208	180
4.117% due 10/25/2035 ^~		206	175
5.044% due 10/25/2033 «~		1	1
5.490% due 12/25/2046 ^•		16	14
5.650% due 01/25/2036 ^•		23	21
BX Commercial Mortgage Trust 6.987% due 01/17/2039 •		1,000	980
Chase Mortgage Finance Trust
3.700% due 09/25/2036 ^~		45	37
3.883% due 12/25/2035 ^~		23	21
6.000% due 11/25/2036 ^		113	50
6.000% due 12/25/2036 «		59	27
ChaseFlex Trust 5.750% due 07/25/2037 •		180	148
Citigroup Mortgage Loan Trust
3.974% due 09/25/2037 ^~		174	153
4.189% due 08/25/2035 «~		4	4
6.170% due 09/25/2062 þ		1,029	1,012
Countrywide Alternative Loan Trust
4.976% due 12/25/2035 •		24	21
5.376% due 08/25/2035 •		11	10
5.456% due 01/25/2036 •		51	48
5.500% due 07/25/2035 ^«		1	1
5.500% due 11/25/2035		20	12
5.530% due 09/25/2046 ^•		217	203
5.550% due 08/25/2037 «•		45	28
5.617% due 05/20/2046 ^•		15	13
5.710% due 02/25/2037 •		90	75
5.763% due 11/20/2035 •		17	16
5.790% due 11/25/2035 •		950	764
5.797% due 12/20/2035 •		182	169
6.250% due 08/25/2036		531	315
Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 11/25/2034 ~		50	46
3.864% due 02/20/2035 ~		1	1
4.355% due 10/20/2034 ~		64	59
5.810% due 02/25/2035 •		17	14
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035		938	760
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 03/25/2037 ^«		67	37
Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037		1,300	1,154
3.037% due 12/26/2059 ~		322	321
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.810% due 02/25/2036 •		558	532
5.900% due 10/25/2047 •		840	684
Eurohome UK Mortgages PLC 5.137% due 06/15/2044 •	GBP	53	65
GS Mortgage Securities Corp. Trust
6.110% due 07/15/2025 •		$878	866
8.547% due 08/15/2039 •		1,300	1,301
GSR Mortgage Loan Trust
4.481% due 11/25/2035 ~		7	7
5.500% due 01/25/2037 «		28	35
6.000% due 02/25/2036 ^		1,019	463

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2023 (Unaudited)

6.000% due 07/25/2037 ^«	3	2
6.000% due 07/25/2037 ^	274	182
HarborView Mortgage Loan Trust
4.032% due 06/19/2036 ^~	245	139
5.497% due 12/19/2036 ^•	22	21
5.597% due 05/19/2035 •	816	747
5.637% due 06/19/2035 •	173	165
5.637% due 12/19/2036 ^•	516	507
Hilton Orlando Trust 6.493% due 12/15/2034 •	1,000	985
IndyMac INDX Mortgage Loan Trust
3.717% due 06/25/2036 ~	531	458
5.510% due 02/25/2037 ^•	297	264
5.790% due 07/25/2045 •	15	12
InTown Mortgage Trust 8.433% due 08/15/2039 •	1,200	1,203
JP Morgan Alternative Loan Trust 3.759% due 05/25/2036 ^~	260	153
JP Morgan Chase Commercial Mortgage Securities Trust
4.549% due 07/05/2033	900	795
6.643% due 12/15/2031 •	127	113
JP Morgan Mortgage Trust
3.636% due 10/25/2036 ^~	119	88
3.904% due 10/25/2036 ~	17	12
4.099% due 07/25/2035 «~	88	81
4.201% due 04/25/2037 «~	16	11
4.683% due 07/25/2035 «~	3	3
5.750% due 01/25/2036 ^	9	4
Legacy Mortgage Asset Trust
1.892% due 10/25/2066 þ	760	712
1.991% due 09/25/2060 ~	64	63
Lehman XS Trust
5.650% due 08/25/2037 •	223	203
6.850% due 09/25/2047 •	215	186
Luminent Mortgage Trust 5.870% due 04/25/2036 •	131	111
MASTR Adjustable Rate Mortgages Trust
3.015% due 07/25/2035 ^~	36	32
3.794% due 10/25/2033 ~	182	143
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.633% due 12/15/2030 •	4	4
Merrill Lynch Alternative Note Asset Trust
5.550% due 03/25/2037 •	1,782	457
5.750% due 03/25/2037 •	363	94
Merrill Lynch Mortgage Investors Trust
3.918% due 05/25/2033 ~	15	14
4.033% due 09/25/2035 ^~	100	81
Morgan Stanley Mortgage Loan Trust 6.115% due 06/25/2036 ~	6	6
Morgan Stanley Re-REMIC Trust
2.702% due 02/26/2037 «•	100	92
5.250% due 05/26/2037 ~	91	48
Mortgage Equity Conversion Asset Trust 5.790% due 05/25/2042 •	390	365
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~	212	196
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	11	6
PHH Alternative Mortgage Trust 5.470% due 02/25/2037 •	677	509
Prime Mortgage Trust 6.000% due 06/25/2036 ^«	4	4
Residential Accredit Loans, Inc. Trust
5.450% due 02/25/2037 •	248	218
5.510% due 07/25/2036 •	910	381
5.520% due 08/25/2036 •	444	398
6.000% due 08/25/2036 ^	56	45
SFO Commercial Mortgage Trust 6.343% due 05/15/2038 •	860	755
Structured Adjustable Rate Mortgage Loan Trust
3.798% due 11/25/2035 ^~	191	175
5.282% due 02/25/2034 ~	2	2
5.376% due 01/25/2035 ^•	5	4
5.450% due 08/25/2036 ^•	143	102
Structured Asset Mortgage Investments Trust
5.610% due 02/25/2036 ^•	205	179
5.710% due 02/25/2036 ^•	2	2
5.846% due 02/19/2035 «•	8	8
Thornburg Mortgage Securities Trust
7.151% due 06/25/2047 ^•	316	271
7.151% due 06/25/2047 «•	1	1
WaMu Mortgage Pass-Through Certificates Trust
3.704% due 02/25/2037 ^~	74	62
3.727% due 12/25/2046 •	55	53
4.003% due 06/25/2037 ^~	36	33
4.786% due 07/25/2047 •	140	114

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2023 (Unaudited)

4.856% due 10/25/2046 ^•	1,527	1,311
5.476% due 10/25/2046 •	18	16
5.710% due 11/25/2045 •	18	16
Washington Mutual Mortgage Pass-Through Certificates Trust
4.726% due 02/25/2047 ^•	644	566
Wells Fargo Alternative Loan Trust
5.134% due 07/25/2037 ^~	13	11
6.250% due 07/25/2037 ^	380	322
Wells Fargo Mortgage-Backed Securities Trust 4.563% due 12/25/2036 ^~	78	76

Total Non-Agency Mortgage-Backed Securities (Cost $27,059)		25,884

ASSET-BACKED SECURITIES 24.4%
ACE Securities Corp. Home Equity Loan Trust
5.270% due 10/25/2036 •	2	1
American Express Credit Account Master Trust 4.870% due 05/15/2028	400	398
AmeriCredit Automobile Receivables Trust 5.796% due 10/19/2026 •	500	501
Arbor Realty Commercial Real Estate Notes Ltd. 6.517% due 01/15/2037 •	600	590
AREIT Trust 6.317% due 01/20/2037 •	747	729
Argent Securities Trust 5.260% due 09/25/2036 •	314	103
BA Credit Card Trust 4.790% due 05/15/2028	400	398
Bear Stearns Asset-Backed Securities Trust 5.390% due 06/25/2047 •	277	276
BHG Securitization Trust
5.320% due 10/17/2035	543	537
5.930% due 10/17/2035	1,200	1,171
Capital One Prime Auto Receivables Trust 4.900% due 03/15/2024	266	266
Carmax Auto Owner Trust 5.967% due 12/15/2025 •	512	513
Citigroup Mortgage Loan Trust
5.330% due 01/25/2037 •	1,586	1,164
5.350% due 05/25/2037 •	934	616
5.450% due 12/25/2036 •	1,389	560
Citizens Auto Receivables Trust 6.130% due 07/15/2026	600	599
Countrywide Asset-Backed Certificates Trust
5.550% due 02/25/2037 •	220	202
5.690% due 03/25/2036 •	342	295
5.750% due 06/25/2036 •	62	61
CQS U.S. CLO Ltd. 8.448% due 07/20/2031 •	700	705
Enterprise Fleet Financing LLC
3.030% due 01/20/2028	440	428
5.330% due 03/20/2024	238	238
Exeter Automobile Receivables Trust 5.610% due 06/16/2025	489	489
Fremont Home Loan Trust 5.810% due 01/25/2036 •	244	227
GM Financial Automobile Leasing Trust 4.948% due 02/20/2024	79	79
GM Financial Consumer Automobile Receivables Trust 5.667% due 09/16/2025 •	597	597
Greystone Commercial Real Estate Notes Ltd. 6.373% due 09/15/2037 •	451	445
GSAA Home Equity Trust 5.390% due 06/25/2036 •	267	59
GSAMP Trust
5.200% due 12/25/2046 •	621	313
5.320% due 12/25/2036 •	1,289	632
Harley Davidson Motorcycle Trust 4.975% due 03/15/2024	156	156
Home Equity Mortgage Loan Asset-Backed Trust 5.360% due 04/25/2037 •	113	78
HSI Asset Securitization Corp. Trust
5.330% due 04/25/2037 •	666	437
5.370% due 12/25/2036 •	3,663	995
JP Morgan Mortgage Acquisition Trust 5.450% due 07/25/2036 •	261	117
LCCM Trust 6.461% due 12/13/2038 •	1,200	1,173
Lendbuzz Securitization Trust 5.383% due 03/15/2024	211	211
LendingClub Receivables Trust
3.750% due 01/15/2027	59	59
3.750% due 12/15/2045	26	25
Long Beach Mortgage Loan Trust
5.450% due 05/25/2036 •	225	131
5.690% due 05/25/2046 •	1,491	477

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2023 (Unaudited)

6.125% due 04/25/2035 •	319	314
M360 Ltd. 6.654% due 11/22/2038 •	1,100	1,081
Marlette Funding Trust
5.180% due 11/15/2032	411	409
5.950% due 11/15/2032	300	297
Massachusetts Educational Financing Authority 6.205% due 04/25/2038 •	37	37
MASTR Asset-Backed Securities Trust
5.470% due 10/25/2036 •	1,203	608
5.630% due 03/25/2036 •	178	109
MFA Trust 2.363% due 03/25/2060 þ	204	195
Morgan Stanley ABS Capital, Inc. Trust
5.280% due 01/25/2037 •	988	453
5.280% due 02/25/2037 •	1,201	533
5.285% due 11/25/2036 •	1,827	1,186
5.360% due 01/25/2037 •	903	414
5.430% due 08/25/2036 •	1,649	857
Morgan Stanley Dean Witter Capital, Inc. Trust 6.130% due 02/25/2033 «•	143	138
Morgan Stanley Mortgage Loan Trust
5.490% due 11/25/2036 •	130	41
5.870% due 04/25/2037 •	143	42
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.810% due 10/25/2036 ^•	640	145
NovaStar Mortgage Funding Trust 5.470% due 10/25/2036 •	898	487
Octane Receivables Trust 5.870% due 05/21/2029	671	668
Oportun Issuance Trust 5.940% due 10/09/2029	193	192
Ownit Mortgage Loan Trust 6.050% due 10/25/2036 ^•	122	114
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030	158	156
6.060% due 03/15/2030	1,248	1,242
PRET LLC
2.240% due 09/27/2060 þ	259	245
5.240% due 04/25/2052 þ	389	369
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ	1,602	589
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030	363	337
5.380% due 11/25/2030	550	538
Securitized Asset-Backed Receivables LLC Trust
5.310% due 08/25/2036 •	974	314
5.630% due 07/25/2036 •	474	196
6.110% due 01/25/2036 ^•	583	509
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	377	376
Soundview Home Loan Trust
5.230% due 06/25/2037 •	232	156
5.410% due 02/25/2037 •	557	162
6.050% due 10/25/2037 •	1,307	1,032
Structured Asset Securities Corp. Mortgage Loan Trust 5.490% due 12/25/2036 •	51	50
Theorem Funding Trust
1.850% due 02/15/2028	147	144
6.060% due 12/15/2028	519	514
TIAA CLO Ltd. 6.950% due 01/20/2032 •	1,000	975
Tricolor Auto Securitization Trust 6.480% due 08/17/2026	575	573
Upstart Securitization Trust 5.500% due 06/20/2032	714	694
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	123	117

Total Asset-Backed Securities (Cost $37,342)		34,659

SOVEREIGN ISSUES 0.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ	497	136
1.500% due 07/09/2035 þ	326	94

Total Sovereign Issues (Cost $394)		230

SHORT-TERM INSTRUMENTS 49.9%
COMMERCIAL PAPER 6.5%
Amcor Flexibles North America, Inc. 5.430% due 07/20/2023	250	249
American Electric Power Co., Inc. 5.430% due 07/10/2023	250	250

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2023 (Unaudited)

Conagra Brands, Inc. 5.750% due 07/05/2023		650	649
Consolidated Edison Co. of New York, Inc. 5.420% due 07/17/2023		450	449
Constellation Energy Corp. 5.300% due 07/13/2023		250	249
Dominion Resources, Inc.
5.400% due 07/19/2023		250	249
5.520% due 08/18/2023		400	397
Duke Energy Corp. 5.400% due 08/08/2023		250	248
Electricite de France SA
5.510% due 08/04/2023		250	249
5.570% due 07/14/2023		400	399
Enel Finance America LLC 5.450% due 08/07/2023 (b)		250	249
Global Payments, Inc. 5.930% due 07/21/2023		650	648
Haleon UK Capital PLC
5.500% due 08/08/2023 (b)		250	249
5.550% due 07/18/2023		250	249
Humana, Inc. 5.450% due 07/27/2023		300	299
International Flavors & Fragrances, Inc. 6.000% due 07/05/2023		500	500
LSEGA Financing PLC 5.430% due 07/25/2023		250	249
National Grid North America, Inc. 5.450% due 07/13/2023		300	299
NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023		250	249
Quanta Services, Inc. 5.900% due 07/12/2023		250	250
Raytheon Technologies Corp. 5.450% due 07/12/2023		300	299
Republic Services, Inc. 5.250% due 07/05/2023		250	250
Thomson Reuters Corp.
5.450% due 07/05/2023		250	250
5.470% due 07/18/2023		250	249
Trane Technologies Financing Ltd. 5.550% due 07/25/2023		600	599
VW Credit, Inc.
5.400% due 07/25/2023		250	249
5.430% due 07/27/2023		400	398
Walgreens Boots Alliance, Inc. 5.850% due 07/10/2023 (b)		250	250

			9,173

REPURCHASE AGREEMENTS (g) 36.8%			52,195

SHORT-TERM NOTES 2.6%
Federal Home Loan Bank 5.090% due 09/25/2023 (e)		3,500	3,500
Toyota Auto Receivables Owner Trust 4.842% due 01/15/2024		186	187

			3,687

ARGENTINA TREASURY BILLS 0.1%
0.902% due 10/18/2023 - 11/23/2023 (c)(d)(f)	ARS	70,723	145

U.S. TREASURY BILLS 3.9%
5.215% due 08/10/2023 - 08/24/2023 (b)(c)(d)		$5,535	5,501

Total Short-Term Instruments (Cost $70,697)			70,701

Total Investments in Securities (Cost $167,710)			163,018

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		15,444	150

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $152)	150

Total Investments in Affiliates (Cost $152)	150

Total Investments 115.1% (Cost $167,862)	$163,168
Financial Derivative Instruments (h)(i) 3.4%(Cost or Premiums, net $1,032)	4,883
Other Assets and Liabilities, net (18.5)%	(26,328)

Net Assets 100.0%	$141,723

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.120%	06/30/2023	07/03/2023	$43,100	U.S. Treasury Notes 2.750% due 04/30/2027	$(43,943)	$43,100	$43,118
5.160	06/30/2023	07/03/2023	6,600	U.S. Treasury Notes 2.000% due 08/15/2025	(6,740)	6,600	6,603
FICC	2.400	06/30/2023	07/03/2023	2,495	U.S. Treasury Notes 4.625% due 06/30/2025	(2,545)	2,495	2,495

Total Repurchase Agreements	$(53,228)	$52,195	$52,216

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	1	$1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	1	1	0	0

Total Written Options	$0	$0

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini Russell 2000 Index September Futures	09/2023	6	$571	$2	$2	$0
U.S. Treasury 2-Year Note September Futures	09/2023	4	813	(8)	0	0
U.S. Treasury 5-Year Note September Futures	09/2023	2	214	(4)	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	7	786	(3)	1	0

$(13)	$3	$0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2023	10	$(1,263)	$17	$5	$0
Euro-Bund September Futures	09/2023	9	(1,313)	12	9	(1)
Euro-Buxl 30-Year Bond September Futures	09/2023	2	(305)	(4)	4	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	1	(136)	(2)	0	(1)

$23	$18	$(4)

Total Futures Contracts	$10	$21	$(4)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Exelon Generation Co. LLC	1.000%	Quarterly	12/20/2024	0.401%	$100	$1	$0	$1	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.979	EUR	400	(25)	25	0	0	0

$(24)	$25	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$8,300	$75	$52	$127	$11	$0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	200	2	4	6	2	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	2,500	32	5	37	3	0

$109	$61	$170	$16	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	07/21/2023	$25,700	$0	$355	$355	$12	$0
Pay	1-Day USD-SOFR Compounded-OIS	0.407	Semi-Annual	07/21/2024	25,700	4	(1,596)	(1,592)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	3,800	6	71	77	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	7,800	(590)	(83)	(673)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	5,400	57	105	162	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,300	(14)	10	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	4,100	94	82	176	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	900	(6)	7	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	14,300	1,813	193	2,006	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	6,600	(56)	(250)	(306)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	2,200	116	60	176	0	(21)
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/21/2023	25,700	0	(352)	(352)	0	(11)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	2,900	(29)	34	5	0	(19)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	1,300	35	(31)	4	9	0
Receive	CPURNSA	2.487	Maturity	12/07/2051	$900	24	15	39	0	0

$1,454	$(1,380)	$74	$37	$(89)

Total Swap Agreements	$1,539	$(1,294)	$245	$53	$(89)

Cash of $2,209 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2023 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	DKK	2,049	$296	$0	$(4)
07/2023	$547	DKK	3,716	0	(2)
07/2023	562	MXN	10,342	41	0
08/2023	DKK	3,710	$547	2	0
CBK	07/2023	$71	EUR	65	0	0
08/2023	12	CNH	87	0	0
CLY	07/2023	DKK	6,022	$869	0	(13)
DUB	07/2023	BRL	1,471	271	0	(36)
07/2023	$305	BRL	1,471	2	0
GLM	07/2023	BRL	1,475	$306	0	(2)
07/2023	$306	BRL	1,475	3	0
09/2023	BRL	1,492	$306	0	(3)
JPM	10/2023	MXN	10,783	614	0	(4)
MBC	07/2023	GBP	55	68	0	(2)
07/2023	$1,610	EUR	1,481	6	0
MYI	07/2023	486	DKK	3,314	0	0
08/2023	DKK	3,308	$486	0	0
RBC	07/2023	$2	MXN	45	0	0
08/2023	MXN	59	$3	0	0
SCX	08/2023	CNH	91	13	1	0
SOG	07/2023	EUR	1,605	1,726	0	(25)
SSB	09/2023	$217	BRL	1,101	10	0
TOR	07/2023	70	GBP	55	0	0
08/2023	GBP	55	$70	0	0
UAG	08/2023	DKK	1,039	152	0	(1)

Total Forward Foreign Currency Contracts	$65	$(92)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	100	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	100	(1)	0
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	100	0	0

Total Written Options	$(2)	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,972	$(505)	$426	$0	$(79)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2023 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	ERAUSST Index	392	5.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	$2,124	$0	$(8)	$0	$(8)
FAR	Receive	ERAUSST Index	9,875	5.220% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/26/2023	49,216	0	2,292	2,292	0
SOG	Receive	ERAUSST Index	8,767	5.100% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/19/2023	43,492	0	2,279	2,279	0
UAG	Receive	ERAUSST Index	4,672	5.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	24,805	0	498	498	0
	Receive	ERAUSST Index	2,371	5.170% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	12,846	0	(52)	0	(52)

								$0	$5,009	$5,069	$(60)

Total Swap Agreements								$(505)	$5,435	$5,069	$(139)

(1)									Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$4,860		$0	$4,860
Industrials						0	288		0	288
U.S. Government Agencies						0	23,279		0	23,279
U.S. Treasury Obligations						0	3,117		0	3,117
Non-Agency Mortgage-Backed Securities						0	25,413		471	25,884
Asset-Backed Securities						0	34,521		138	34,659
Sovereign Issues						0	230		0	230
Short-Term Instruments
Commercial Paper						249	8,924		0	9,173
Repurchase Agreements						0	52,195		0	52,195
Short-Term Notes						0	3,687		0	3,687
Argentina Treasury Bills						0	145		0	145
U.S. Treasury Bills						0	5,501		0	5,501

						$249	$162,160		$609	$163,018
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$150	$0		$0	$150

Total Investments						$399	$162,160		$609	$163,168

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						20	54		0	74
Over the counter						0	5,134		0	5,134

						$20	$5,188		$0	$5,208
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(3)	(90)		0	(93)
Over the counter						0	(153)		(79)	(232)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2023 (Unaudited)

	$(3)	$(243)	$(79)	$(325)

Total Financial Derivative Instruments	$17	$4,945	$(79)	$4,883

Totals	$416	$167,105	$530	$168,051

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.6% ¤
CORPORATE BONDS & NOTES 8.9%
BANKING & FINANCE 5.1%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$700	$673
American Tower Corp. 3.800% due 08/15/2029		1,686	1,540
Aviation Capital Group LLC 4.375% due 01/30/2024		120	118
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		567	479
Bank of America Corp.
3.974% due 02/07/2030 •		1,446	1,340
6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		800	807
Barclays PLC 4.972% due 05/16/2029 •		800	757
Credit Suisse AG AT1 Claim ^		2,612	105
Danske Bank AS 6.600% (US0003M + 1.060%) due 09/12/2023 ~		1,100	1,101
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	400	401
3.547% due 09/18/2031 •		$2,000	1,662
Discover Bank 4.650% due 09/13/2028		1,544	1,435
Equinix, Inc. 1.550% due 03/15/2028		700	586
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	604	594
Ford Motor Credit Co. LLC 5.584% due 03/18/2024		$200	199
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		1,446	1,367
6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	406
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	498
2.999% due 03/10/2026 •		3,200	3,036
4.292% due 09/12/2026 •		400	385
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		900	901
Mizuho Financial Group, Inc. 3.477% due 04/12/2026		1,678	1,589
Nationwide Building Society 4.363% due 08/01/2024 •		1,008	1,006
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	5,722	632
Nykredit Realkredit AS 1.500% due 10/01/2053		28,921	3,190
Realkredit Danmark AS 1.500% due 10/01/2053		8,870	978
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$1,476	1,465
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		1,678	1,467
UBS AG 5.125% due 05/15/2024 (g)		2,300	2,265
UBS Group AG
3.750% due 03/26/2025		1,000	958
4.751% due 05/12/2028 •		1,000	948
Wells Fargo & Co. 0.625% due 08/14/2030	EUR	1,200	1,014

			33,902

INDUSTRIALS 3.3%
American Honda Finance Corp. 5.000% due 05/23/2025		$1,100	1,096
Bacardi Ltd. 2.750% due 07/15/2026		100	92
BAT International Finance PLC 1.668% due 03/25/2026		1,200	1,080
Broadcom, Inc. 3.469% due 04/15/2034		300	246

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Charter Communications Operating LLC
4.908% due 07/23/2025		2,148	2,107
6.949% (US0003M + 1.650%) due 02/01/2024 ~		2,108	2,117
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	635
DAE Funding LLC
1.625% due 02/15/2024		900	868
2.625% due 03/20/2025		400	377
3.375% due 03/20/2028		500	451
Dell International LLC 4.900% due 10/01/2026		100	99
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		1,100	1,022
Imperial Brands Finance PLC
3.125% due 07/26/2024		2,588	2,501
3.500% due 07/26/2026		200	186
INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,625	1,667
MPLX LP 2.650% due 08/15/2030		$800	670
Nakilat, Inc. 6.067% due 12/31/2033		806	846
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		800	794
3.522% due 09/17/2025		1,500	1,396
4.345% due 09/17/2027		1,800	1,638
4.810% due 09/17/2030		800	702
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030		800	709
T-Mobile USA, Inc.
2.700% due 03/15/2032		300	248
3.375% due 04/15/2029		500	452

			21,999

UTILITIES 0.5%
Edison International 5.750% due 06/15/2027		542	542
Pacific Gas & Electric Co.
3.000% due 06/15/2028		500	432
4.550% due 07/01/2030		800	725
Rio Oil Finance Trust 9.250% due 07/06/2024		56	56
Southern Co. Gas Capital Corp. 1.750% due 01/15/2031		1,900	1,494

			3,249

Total Corporate Bonds & Notes (Cost $65,391)			59,150

U.S. GOVERNMENT AGENCIES 13.6%
Fannie Mae
0.700% due 03/25/2041 •(a)		1,433	96
1.550% due 03/25/2036 •(a)		526	36
5.958% due 12/25/2036 •		29	31
Fannie Mae, TBA
5.500% due 09/01/2053		2,600	2,587
6.000% due 08/01/2053		4,300	4,337
6.500% due 07/01/2053 - 08/01/2053		32,700	33,380
Freddie Mac
1.277% due 07/15/2036 •(a)		785	61
1.507% due 04/15/2036 •(a)		115	6
4.000% due 01/01/2048 - 03/01/2049		1,152	1,099
Ginnie Mae
2.750% due 11/20/2044 •		278	267
4.869% due 04/20/2068 •		833	818
Uniform Mortgage-Backed Security 3.500% due 06/01/2045 - 04/01/2048		7,793	7,197
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2053		5,100	4,906
5.000% due 08/01/2053		10,400	10,193
5.500% due 08/01/2053		11,600	11,543
6.000% due 07/01/2053		14,100	14,226

Total U.S. Government Agencies (Cost $92,170)			90,783

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024 (k)		12,905	12,519
0.625% due 07/15/2032		$8,876	8,163
1.125% due 01/15/2033 (k)		2,037	1,953

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $23,071)			22,635

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.2%
Adjustable Rate Mortgage Trust
3.992% due 01/25/2036 ^~		1,020	795
4.395% due 09/25/2035 ^~		8	7
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		270	201
Avon Finance PLC 5.809% due 09/20/2048 •	GBP	5,744	7,294
BAMLL Commercial Mortgage Securities Trust 2.829% due 01/15/2032		$1,000	780
Banc of America Funding Trust
4.496% due 09/20/2034 «~		7	7
5.577% due 04/20/2047 ^•		34	27
BCAP LLC Trust 5.250% due 04/26/2037		50	29
Bear Stearns Adjustable Rate Mortgage Trust
4.033% due 01/25/2035 ~		2	2
4.065% due 04/25/2033 «~		12	11
4.374% due 08/25/2033 ~		26	25
4.439% due 02/25/2034 ~		4	3
4.464% due 01/25/2033 «~		271	259
4.482% due 02/25/2033 «~		1	1
4.752% due 07/25/2034 ~		54	50
Bear Stearns ALT-A Trust
4.195% due 05/25/2035 ~		20	19
5.044% due 10/25/2033 «~		2	1
5.650% due 01/25/2036 ^•		53	47
BX Trust 5.896% due 04/15/2039 •		1,172	1,127
Chase Mortgage Finance Trust 3.500% due 06/25/2062		3,235	2,903
CIM Trust
5.000% due 05/25/2062		2,059	1,995
6.639% due 12/25/2067		700	699
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ		2,900	2,852
6.430% due 09/25/2035 •		1	1
Colony Mortgage Capital Ltd. 6.739% due 11/15/2038 •		3,200	3,008
Countrywide Alternative Loan Trust
4.976% due 12/25/2035 •		56	50
5.500% due 11/25/2035		45	28
5.510% due 05/25/2047 •		110	95
5.550% due 08/25/2037 «•		100	64
5.790% due 11/25/2035 •		2,129	1,711
5.797% due 12/20/2035 •		407	380
6.250% due 08/25/2036		1,190	705
Countrywide Home Loan Mortgage Pass-Through Trust
3.611% due 09/25/2047 ^~		1	1
5.810% due 02/25/2035 •		13	11
Credit Suisse First Boston Mortgage Securities Corp. 5.449% due 03/25/2032 ~		4	4
Credit Suisse Mortgage Capital Trust
2.000% due 01/25/2060 ~		2,361	1,995
3.037% due 12/26/2059 ~		539	538
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.900% due 10/25/2047 •		1,882	1,532
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		3,083	3,046
Eurohome UK Mortgages PLC 5.137% due 06/15/2044 •	GBP	120	146
FWD Securitization Trust 2.240% due 01/25/2050 ~		$530	481
GCAT LLC 2.981% due 09/25/2025 þ		728	712
GS Mortgage Securities Corp. Trust 8.547% due 08/15/2039 •		3,000	3,003
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~		2	2
HarborView Mortgage Loan Trust
5.377% due 07/19/2047 •		1,824	1,732
5.567% due 12/19/2036 •		485	405
IndyMac INDX Mortgage Loan Trust
5.630% due 07/25/2035 •		1	1
5.790% due 07/25/2045 •		34	27
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		3,400	2,658
6.243% due 02/15/2035 •		699	689
JP Morgan Mortgage Trust 4.201% due 04/25/2037 «~		35	25
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		890	819

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Lehman XS Trust
5.510% due 12/25/2036 •		769	745
5.650% due 08/25/2037 •		500	456
Luminent Mortgage Trust 3.765% due 04/25/2036 ~		2,916	2,115
MAD Mortgage Trust 3.478% due 08/15/2034 ~		1,790	1,525
MASTR Adjustable Rate Mortgages Trust
3.794% due 10/25/2033 ~		407	320
5.360% due 04/25/2046 •		3	3
Merrill Lynch Alternative Note Asset Trust 5.550% due 03/25/2037 •		3,991	1,025
Merrill Lynch Mortgage Investors Trust
3.918% due 05/25/2033 ~		27	26
5.650% due 11/25/2035 •		97	91
Merrill Lynch Mortgage-Backed Securities Trust 3.673% due 04/25/2037 ^~		9	8
MFA Trust 4.400% due 03/25/2068		1,359	1,283
MSDB Trust 3.427% due 07/11/2039 ~		4,000	3,410
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		390	360
OBX Trust
5.949% due 02/25/2063		1,455	1,443
6.113% due 03/25/2063		1,173	1,166
6.567% due 06/25/2063		1,100	1,100
PHH Alternative Mortgage Trust 5.470% due 02/25/2037 •		1,517	1,141
PRET LLC 6.559% due 08/25/2052 þ		2,663	2,609
PRPM LLC 4.000% due 06/25/2053		2,100	1,968
Residential Accredit Loans, Inc. Trust 5.490% due 01/25/2037 •		1,462	1,205
Sequoia Mortgage Trust
3.271% due 01/20/2047 ^~		4	3
5.680% due 03/20/2035 •		4	3
Structured Adjustable Rate Mortgage Loan Trust 3.798% due 11/25/2035 ^~		429	392
Structured Asset Mortgage Investments Trust 5.846% due 02/19/2035 «•		19	17
Thornburg Mortgage Securities Trust 7.151% due 06/25/2047 ^•		6	6
Towd Point Mortgage Funding
5.841% due 07/20/2045 •	GBP	3,857	4,901
6.287% due 02/20/2054		1,093	1,389
Verus Securitization Trust
6.193% due 03/25/2068 þ		$1,500	1,491
6.476% due 06/25/2068		1,300	1,299
WaMu Mortgage Pass-Through Certificates Trust
3.168% due 01/25/2037 ^~		2	2
3.321% due 04/25/2037 ^~		7	6
3.528% due 12/25/2036 ^~		2	2
3.727% due 12/25/2046 •		124	118
4.786% due 07/25/2047 •		313	255
4.856% due 10/25/2046 ^•		3,420	2,937
Washington Mutual Mortgage Pass-Through Certificates Trust
4.726% due 02/25/2047 ^•		1,443	1,267
4.946% due 05/25/2046 ^•		3	2
Wells Fargo Alternative Loan Trust
5.134% due 07/25/2037 ^~		28	26
6.250% due 07/25/2037 ^		851	721
Wells Fargo Commercial Mortgage Trust 3.244% due 12/15/2047		1,995	1,949

Total Non-Agency Mortgage-Backed Securities (Cost $85,424)			81,788

ASSET-BACKED SECURITIES 27.4%
ALM Ltd. 7.110% due 10/15/2029 •		3,100	3,077
American Express Credit Account Master Trust 4.870% due 05/15/2028		1,600	1,592
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.095% due 07/25/2035 •		4,964	4,807
Arbor Realty Commercial Real Estate Notes Ltd.
7.547% due 05/15/2037 •		1,200	1,188
8.047% due 05/15/2037 •		1,200	1,178
Argent Securities Trust
5.260% due 09/25/2036 •		704	232
5.630% due 06/25/2036 •		2,086	583
Asset-Backed Funding Certificates Trust 5.885% due 03/25/2035 •		1,140	1,041
Atlas Senior Loan Fund Ltd. 6.550% due 04/20/2028 •		2,150	2,143

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

BA Credit Card Trust 4.790% due 05/15/2028		1,700	1,689
Black Diamond CLO DAC 4.303% due 05/15/2032 •	EUR	2,100	2,242
Cairn CLO DAC 3.957% due 10/15/2031 •		850	909
Capital One Prime Auto Receivables Trust 5.717% due 09/15/2025 •		$1,768	1,769
Carlyle Euro CLO DAC
3.877% due 01/15/2031 •	EUR	1,444	1,542
4.213% due 08/15/2032 •		2,300	2,453
Carmax Auto Owner Trust 5.967% due 12/15/2025 •		$1,964	1,967
Carrington Mortgage Loan Trust
5.410% due 02/25/2037 •		3,311	2,997
6.370% due 10/20/2029 •		2,171	2,157
Carvana Auto Receivables Trust
5.380% due 03/12/2029		600	587
5.420% due 04/10/2028		1,000	985
5.588% due 06/10/2024		436	437
5.980% due 08/10/2026		600	599
CIFC Funding Ltd. 6.805% due 04/25/2033 •		1,700	1,665
Citigroup Mortgage Loan Trust
5.450% due 12/25/2036 •		3,111	1,255
5.470% due 09/25/2036 •		3,347	2,445
Citizens Auto Receivables Trust
6.016% due 07/15/2026		1,400	1,397
6.130% due 07/15/2026		1,600	1,598
College Avenue Student Loans LLC 7.154% due 05/25/2055		3,500	3,519
Countrywide Asset-Backed Certificates Trust
5.550% due 02/25/2037 •		449	412
5.650% due 01/25/2046 ^•		4,864	4,543
5.750% due 06/25/2036 •		138	137
Discover Card Execution Note Trust 5.583% due 03/15/2026 •		2,000	2,000
Enterprise Fleet Financing LLC 5.330% due 03/20/2024		953	952
Exeter Automobile Receivables Trust 5.290% due 01/15/2025		1,456	1,456
Fortress Credit Investments Ltd. 6.917% due 02/23/2039 •		3,700	3,573
FREED ABS Trust 6.490% due 12/18/2029		295	295
Fremont Home Loan Trust 5.810% due 01/25/2036 •		449	417
Galaxy CLO Ltd. 6.230% due 10/15/2030 •		974	967
GLS Auto Receivables Issuer Trust 5.700% due 01/15/2027		2,500	2,491
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,000	996
6.270% due 08/16/2027		2,300	2,295
GM Financial Automobile Leasing Trust 4.948% due 02/20/2024		294	294
GoldenTree Loan Management EUR CLO DAC 4.100% due 01/20/2032 •	EUR	10,500	11,173
GSAA Home Equity Trust 5.390% due 06/25/2036 •		$598	132
GSAMP Trust 5.280% due 12/25/2046 •		1,718	935
Halseypoint CLO Ltd. 6.690% due 07/20/2031 •		600	592
Harvest CLO DAC 3.817% due 10/15/2031 •	EUR	1,000	1,065
Home Equity Mortgage Loan Asset-Backed Trust 5.360% due 04/25/2037 •		$232	161
HSI Asset Securitization Corp. Trust 5.370% due 12/25/2036 •		8,205	2,229
JP Morgan Mortgage Acquisition Trust 5.450% due 07/25/2036 •		585	262
KKR CLO Ltd. 6.210% due 07/15/2030 •		642	637
Laurelin DAC 3.920% due 10/20/2031	EUR	2,700	2,893
LendingClub Receivables Trust
3.750% due 01/15/2027		$193	192
3.750% due 12/15/2045		84	83
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		1,096	1,056
LL ABS Trust
3.760% due 11/15/2029		649	641
6.630% due 05/15/2030		1,435	1,435
Long Beach Mortgage Loan Trust 6.125% due 04/25/2035 •		714	705

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	1,000	932
3.857% due 10/15/2030 •		440	471
4.877% due 10/15/2032 •		2,300	2,377
Marlette Funding Trust
5.180% due 11/15/2032		$1,130	1,124
5.950% due 11/15/2032		1,000	989
6.070% due 04/15/2033		3,091	3,080
MASTR Asset-Backed Securities Trust
5.470% due 10/25/2036 •		2,695	1,362
5.630% due 03/25/2036 •		398	244
MF1 Ltd. 6.817% due 02/19/2037 •		2,900	2,846
Morgan Stanley ABS Capital, Inc. Trust
5.280% due 01/25/2037 •		2,216	1,016
5.280% due 02/25/2037 •		2,336	2,108
5.430% due 08/25/2036 •		3,694	1,919
Morgan Stanley Home Equity Loan Trust 5.320% due 04/25/2037 •		2,253	1,182
Morgan Stanley Mortgage Loan Trust 5.870% due 04/25/2037 •		321	94
Mountain View CLO LLC 6.350% due 10/16/2029 •		1,543	1,533
Nassau Ltd. 6.410% due 10/15/2029 •		717	716
Nelnet Student Loan Trust 5.886% due 04/20/2062 •		1,537	1,509
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.810% due 10/25/2036 ^•		1,433	324
NovaStar Mortgage Funding Trust 5.470% due 10/25/2036 •		2,011	1,091
Octane Receivables Trust 5.870% due 05/21/2029		2,517	2,504
Oportun Issuance Trust 7.451% due 01/08/2030		1,898	1,901
Ownit Mortgage Loan Trust 6.050% due 10/25/2036 ^•		272	255
Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		1,443	1,405
4.970% due 01/15/2030		632	624
6.060% due 03/15/2030		2,932	2,920
7.600% due 12/16/2030		890	893
Palmer Square European Loan Funding DAC 3.957% due 04/15/2031 •	EUR	3,414	3,659
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 7.025% due 10/25/2034 •		$1,131	987
PFP Ltd. 7.376% due 08/19/2035 •		2,400	2,404
PRET LLC
1.744% due 07/25/2051 þ		755	699
1.843% due 09/25/2051 þ		2,185	1,995
1.868% due 07/25/2051 þ		813	745
5.240% due 04/25/2052 þ		1,244	1,182
Ready Capital Mortgage Financing LLC 7.636% due 10/25/2039 •		2,796	2,804
Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		581	540
5.380% due 11/25/2030		1,649	1,614
Residential Asset Mortgage Products Trust 5.825% due 11/25/2035 •		1,526	1,477
Securitized Asset-Backed Receivables LLC Trust 5.870% due 10/25/2035 •		2,650	2,123
Segovia European CLO DAC 4.080% due 07/20/2032 •	EUR	2,150	2,286
SMB Private Education Loan Trust
1.070% due 01/15/2053		$1,844	1,581
5.923% due 01/15/2053 •		1,960	1,911
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,480	1,363
Soundview Home Loan Trust
5.230% due 06/25/2037 •		520	350
5.410% due 02/25/2037 •		1,248	362
Starwood Mortgage Trust 6.867% due 11/15/2038 •		4,500	4,371
Theorem Funding Trust
1.210% due 12/15/2027		120	120
7.600% due 04/15/2029		2,014	2,027
Tikehau CLO DAC 4.144% due 08/04/2034 •	EUR	2,500	2,666
Toro European CLO DAC 3.995% due 01/12/2032 •		9,100	9,740
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		$429	410
Veros Auto Receivables Trust 7.120% due 11/15/2028		2,913	2,909

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

VMC Finance LLC 6.967% due 02/18/2039 •		2,800	2,726
World Omni Auto Receivables Trust 5.637% due 10/15/2025 •		1,302	1,302

Total Asset-Backed Securities (Cost $195,764)			182,844

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		722	241
1.000% due 07/09/2029		149	49
1.500% due 07/09/2035 þ		1,323	399
3.500% due 07/09/2041 þ		4,395	1,415
15.500% due 10/17/2026	ARS	31,468	13

Total Sovereign Issues (Cost $3,588)			2,117

SHORT-TERM INSTRUMENTS 64.8%
COMMERCIAL PAPER 6.3%
Amcor Flexibles North America, Inc.
5.430% due 07/20/2023		$350	349
5.450% due 07/11/2023		250	250
Ameren Corp. 5.400% due 07/24/2023		250	249
American Electric Power Co., Inc.
5.430% due 07/10/2023		900	899
5.480% due 08/14/2023		650	645
Arrow Electronics, Inc. 5.730% due 07/18/2023		250	249
Bacardi Martini BV
5.750% due 07/12/2023		250	250
5.900% due 07/19/2023		300	299
Becton Dickinson & Co. 5.390% due 07/10/2023		350	349
Conagra Brands, Inc. 5.750% due 07/06/2023		250	250
Consolidated Edison Co. of New York, Inc.
5.420% due 07/17/2023		1,650	1,646
5.430% due 07/25/2023		1,600	1,594
Constellation Brands, Inc.
5.590% due 07/03/2023		300	300
5.610% due 07/11/2023		250	250
Crown Castle, Inc. 5.870% due 07/20/2023		250	249
Dominion Resources, Inc. 5.400% due 07/19/2023		250	249
Duke Energy Corp.
5.400% due 07/10/2023		250	250
5.400% due 07/13/2023		350	349
Electricite de France SA
5.510% due 08/03/2023		2,000	1,989
5.570% due 07/14/2023		1,200	1,197
Enbridge (US), Inc.
5.400% due 07/12/2023		250	250
5.450% due 07/27/2023 (b)		250	249
5.470% due 07/20/2023		250	249
5.480% due 07/17/2023		950	948
Enel Finance America LLC
5.450% due 07/24/2023		250	249
5.450% due 07/26/2023		500	498
5.450% due 08/07/2023 (b)		300	298
Global Payments, Inc.
5.930% due 07/21/2023		2,400	2,392
5.950% due 07/14/2023		800	798
Haleon UK Capital PLC 5.500% due 08/08/2023 (b)		250	249
Humana, Inc.
5.400% due 07/11/2023		250	250
5.450% due 07/13/2023		250	249
5.450% due 07/27/2023		850	846
International Flavors & Fragrances, Inc.
6.000% due 07/05/2023		250	250
6.000% due 07/28/2023		250	249
6.050% due 07/27/2023 (b)		600	598
Leidos, Inc. 5.900% due 07/10/2023		700	699
LSEGA Financing PLC 5.430% due 07/25/2023		400	398
Northrop Grumman Corp.
5.600% due 08/17/2023		1,500	1,489
5.600% due 08/22/2023		800	794
Quanta Services, Inc.
5.900% due 07/10/2023		1,700	1,697
5.900% due 07/12/2023		1,250	1,248

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Raytheon Technologies Corp.
5.410% due 07/17/2023	700	698
5.450% due 07/12/2023	800	799
Republic Services, Inc. 5.250% due 07/05/2023	250	250
S&P Global, Inc. 5.400% due 07/06/2023	2,900	2,897
Targa Resources Corp.
5.950% due 07/20/2023	300	299
6.000% due 07/07/2023	1,950	1,948
Thomson Reuters Corp.
5.470% due 07/12/2023	1,350	1,348
5.470% due 07/18/2023	1,850	1,845
VW Credit, Inc.
5.400% due 07/21/2023	700	698
5.400% due 07/24/2023	550	548
5.430% due 07/27/2023	500	498
5.430% due 08/01/2023	400	398
5.440% due 08/02/2023	250	249
Walgreens Boots Alliance, Inc.
6.000% due 07/05/2023	1,500	1,499
6.000% due 07/06/2023	1,600	1,598

		42,381

REPURCHASE AGREEMENTS (h) 54.0%		360,908

U.S. TREASURY BILLS 4.5%
5.326% due 08/10/2023 - 08/24/2023 (b)(d)(e)(k)	30,299	30,085

Total Short-Term Instruments (Cost $433,394)		433,374

Total Investments in Securities (Cost $898,802)		872,691

	SHARES
INVESTMENTS IN AFFILIATES 5.8%
SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III	4,004,610	38,937

Total Short-Term Instruments (Cost $39,444)		38,937

Total Investments in Affiliates (Cost $39,444)		38,937

Total Investments 136.4% (Cost $938,246)		$911,628
Financial Derivative Instruments (i)(j) 0.0%(Cost or Premiums, net $3,493)		259
Other Assets and Liabilities, net (36.4)%		(243,565)

Net Assets 100.0%		$668,322

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.060%	07/03/2023	07/05/2023	$165,900	U.S. Treasury Inflation Protected Securities 0.625% due 07/15/2032	$(169,074)	$165,900	$165,900
5.100	06/30/2023	07/03/2023	164,400	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2026	(167,956)	164,400	164,470
FICC	5.060	06/30/2023	07/03/2023	26,800	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2032	(27,336)	26,800	26,811
2.400	06/30/2023	07/03/2023	3,708	U.S. Treasury Notes 4.625% due 06/30/2025	(3,782)	3,708	3,708
JPS	5.180	06/30/2023	07/03/2023	100	U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(99)	100	100

Total Repurchase Agreements	$(368,247)	$360,908	$360,989

(1)	Includes accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	3	$3	$0	$0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	3	3	(1)	(1)

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index September Futures	09/2023	221	$49,595	$1,406	$580	$0
Euro STOXX 50 September Futures	09/2023	254	12,270	227	150	0
FTSE 100 Index September Futures	09/2023	37	3,544	(29)	28	(15)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

Nikkei 225 Yen-denominated September Futures	09/2023	61	7,067	297	54	(13)
U.S. Treasury 2-Year Note September Futures	09/2023	226	45,956	(412)	0	(7)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	66	8,990	82	82	0

$1,571	$894	$(35)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	23	$(3,357)	$32	$23	$(3)
Euro-Buxl 30-Year Bond September Futures	09/2023	9	(1,371)	(20)	16	(7)
U.S. Treasury 5-Year Note September Futures	09/2023	35	(3,748)	74	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	18	(2,021)	37	0	(3)

$123	$39	$(13)

Total Futures Contracts	$1,694	$933	$(48)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.744%	$700	$12	$(8)	$4	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	200	(1)	2	1	1	0

$11	$(6)	$5	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$2,100	$(3)	$66	$63	$16	$0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	16,200	224	18	242	21	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	133,400	1,360	684	2,044	180	0

$1,581	$768	$2,349	$217	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024	$46,300	$(1,851)	$213	$(1,638)	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	21,800	278	371	649	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	3,600	(40)	28	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	16,300	409	287	696	0	(18)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,700	(18)	22	4	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	13,200	1,750	101	1,851	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	4,400	(32)	(172)	(204)	10	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	0.896	Semi-Annual	11/15/2045	5,800	2	(2,417)	(2,415)	36	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	13,200	2,578	2,615	5,193	0	(102)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	1,000	232	36	268	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	7,100	382	188	570	0	(69)
Pay	3-Month USD-LIBOR	0.896	Semi-Annual	08/15/2023	5,800	0	(68)	(68)	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/16/2023	13,200	0	151	151	5	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	11,100	(81)	99	18	0	(71)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	4,900	76	(62)	14	34	0

$3,685	$1,392	$5,077	$86	$(307)

Total Swap Agreements	$5,277	$2,154	$7,431	$304	$(307)

Cash of $13,143 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2023	AUD	1,279		$849	$0	$(3)
	07/2023		$200	AUD	305	4	0
	08/2023		850		1,279	3	0
BOA	07/2023	CAD	16,676		$12,255	0	(332)
	07/2023	DKK	1,076		158	1	0
	07/2023	JPY	479,000		3,439	120	0
	07/2023	NOK	13,997		1,273	0	(31)
	07/2023	SEK	54,143		5,018	1	(3)
	07/2023		$1,269	AUD	1,944	26	0
	07/2023		86	DKK	594	1	0
	07/2023		544	MXN	10,016	40	0
	08/2023	TWD	20,832		$682	13	0
	08/2023		$701	CNY	4,814	0	(35)
	08/2023		158	DKK	1,075	0	(1)
	08/2023		4,840	SEK	52,167	3	0
	09/2023	HKD	241,120		$30,858	33	0
	09/2023	KRW	685,559		541	19	0
	09/2023	TWD	513,499		16,915	392	0
BPS	07/2023	AUD	926		613	0	(4)
	07/2023	CHF	681		754	0	(8)
	07/2023	JPY	9,311,053		67,017	2,489	0
	07/2023	MYR	23,131		5,039	54	0
	07/2023	SGD	293		221	4	0
	07/2023		$62,691	CHF	56,067	0	(49)
	07/2023		87	CZK	1,881	0	(1)
	07/2023		62,399	EUR	56,949	0	(256)
	07/2023		297	NOK	3,192	0	0
	07/2023		1,014	SGD	1,351	0	(15)
	08/2023	CHF	55,908		$62,691	49	0
	08/2023	CNH	10,145		1,468	68	0
	08/2023	EUR	56,949		62,487	259	0
	08/2023	NOK	3,189		297	0	0
	08/2023	TWD	257,024		8,419	163	0
	08/2023		$606	AUD	915	3	0
	08/2023		189	BRL	915	1	0
	08/2023		1,134	CNH	7,787	0	(59)
	08/2023		828	CNY	5,660	0	(44)
	08/2023		1,217	TWD	37,182	0	(23)
	08/2023		173	ZAR	3,211	0	(3)
	09/2023		348	IDR	5,225,265	0	(1)
	09/2023		1	THB	41	0	0
	10/2023		523	ZAR	9,725	0	(11)
BRC	07/2023	GBP	1,598		$1,993	0	(36)
	07/2023	SGD	355		268	5	0
	07/2023		$875	GBP	703	18	0
	07/2023		1,713	MYR	7,858	0	(19)
	08/2023		210	ZAR	3,885	0	(5)
	09/2023	IDR	9,345		$1	0	0
	09/2023		$185	ILS	663	0	(6)
	09/2023		1,822	MXN	31,811	9	0
CBK	07/2023	EUR	366		$395	0	(4)
	07/2023		$77	CZK	1,660	0	(1)
	07/2023		775	EUR	722	13	0
	07/2023		1,245	GBP	993	16	0
	07/2023		662	PHP	36,103	0	(9)
	08/2023	CNH	28		$4	0	0
	08/2023	TWD	342,195		11,207	215	0
	08/2023		$413	CLP	337,875	5	0
	09/2023		5	KRW	6,720	0	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

CLY	07/2023		1,577	CHF	1,417	6	0
	07/2023		252	DKK	1,744	4	0
	08/2023	CHF	1,413		$1,577	0	(6)
FAR	07/2023		$90	CLP	71,539	0	(1)
GLM	07/2023	MYR	1,427		$311	3	0
	07/2023		$1,826	NOK	19,686	8	0
	08/2023	NOK	19,667		$1,826	0	(8)
	09/2023		$3,783	TWD	115,134	0	(78)
	10/2023		97	ZAR	1,828	0	(1)
JPM	07/2023	SGD	9,221		$6,979	158	0
	07/2023		$1,221	AUD	1,867	23	0
	07/2023		22,888	JPY	3,273,244	0	(204)
	07/2023		43	PHP	2,363	0	(1)
	08/2023	CNH	8,143		$1,178	55	0
	08/2023	JPY	3,259,335		22,888	205	0
	08/2023		$873	CNY	5,971	0	(46)
	08/2023		111	HUF	38,704	1	0
	09/2023	THB	234,933		$6,851	175	0
	09/2023		$1	IDR	9,186	0	0
	09/2023		179	ILS	636	0	(7)
	09/2023		2,410	INR	198,601	4	0
	10/2023	MXN	31,138		$1,773	0	(11)
MBC	07/2023	CAD	618		463	0	(3)
	07/2023	EUR	718		771	0	(12)
	07/2023	GBP	53,559		66,299	0	(1,721)
	07/2023	SGD	4		3	0	0
	07/2023		$828	CAD	1,122	19	0
	07/2023		4,078	GBP	3,272	78	0
	07/2023		64	SEK	692	0	0
	08/2023	CNH	1,197		$169	4	0
	08/2023	TWD	112,008		3,596	0	(2)
	08/2023		$181	CNH	1,285	0	(4)
	09/2023	KRW	1,270,828		$997	28	0
MYI	07/2023	CHF	185		205	0	(2)
	07/2023	DKK	960		141	0	0
	07/2023	IDR	7,768		1	0	0
	07/2023	MYR	847		182	0	0
	07/2023		$1,075	CHF	973	12	0
	07/2023		1	IDR	7,768	0	0
	07/2023		542	MYR	2,493	0	(4)
	07/2023		4,974	SEK	53,392	0	(23)
	08/2023	TWD	276,575		$9,120	237	0
	08/2023		$141	DKK	958	0	0
	08/2023		234	TWD	7,099	0	(6)
	08/2023		215	ZAR	4,181	6	0
	09/2023	IDR	7,775		$1	0	0
	09/2023	KRW	1,428,204		1,116	28	0
	09/2023	THB	135,449		3,937	88	0
	09/2023		$193	IDR	2,875,085	0	(2)
	09/2023		520	INR	42,897	1	0
NGF	08/2023	CNH	12,448		$1,814	96	0
RBC	07/2023		$8	MXN	146	1	0
	08/2023	MXN	109		$6	0	0
SCX	07/2023	AUD	1,879		1,247	0	(4)
	07/2023	CHF	55,558		61,802	0	(270)
	07/2023	MYR	23,132		5,033	47	0
	07/2023	TRY	6,019		259	29	0
	07/2023		$1,723	AUD	2,636	33	0
	07/2023		1,290	JPY	178,300	0	(55)
	08/2023	CNH	3,860		$561	28	0
	08/2023		$1,248	AUD	1,879	4	0
	08/2023		2,323	CNY	15,856	0	(127)
	09/2023	THB	243,116		$7,041	132	0
	09/2023	TWD	429,077		14,074	267	0
	09/2023		$1,204	IDR	17,973,904	0	(11)
	09/2023		1,508	INR	124,208	1	0
SOG	07/2023	EUR	56,587		$60,873	0	(875)
	07/2023		$1,320	AUD	2,017	24	0
	07/2023		685	PLN	2,952	40	0
SSB	07/2023	CLP	71,641		$89	0	0
	08/2023		$89	CLP	71,848	0	0
	09/2023		4,106	BRL	20,816	193	0
TOR	07/2023	AUD	2,312		$1,527	0	(13)
	07/2023		$698	AUD	1,067	13	0
	07/2023		12,223	CAD	16,173	5	(20)
	07/2023		63,775	GBP	50,189	0	(35)
	07/2023		44,014	JPY	6,338,069	0	(90)
	08/2023	CAD	16,166		$12,223	19	(5)
	08/2023	GBP	50,189		63,789	36	0
	08/2023	JPY	6,311,190		44,014	91	0
	08/2023		$1,529	AUD	2,312	13	0
	08/2023		70	HUF	24,515	1	0
UAG	07/2023	AUD	3,685		$2,461	12	(6)
	07/2023	CHF	3,441		3,830	0	(15)
	07/2023	NOK	9,791		885	0	(27)
	07/2023		$160	AUD	244	3	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

		07/2023		1,540		CHF	1,381		2		0
		07/2023		922		TRY	21,252		0		(111)
		08/2023	CHF	1,377			$1,540		0		(2)
		08/2023	NOK	899			84		0		0
		08/2023		$2,463		AUD	3,685		6		(12)
		08/2023		176		ZAR	3,382		3		0
		09/2023		154		ILS	551		0		(5)

Total Forward Foreign Currency Contracts									$6,269	$(4,784)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

BOA	Call - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	3.380%		07/31/2023	600	$(2)		$(3)
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Pay	3.780		07/31/2023	600	(2)		(1)
DUB	Call - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	3.330		08/01/2023	500	(2)		(2)
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Pay	3.730		08/01/2023	500	(2)		(2)

Total Written Options									$(8)		$(8)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «			0.110%	Monthly	05/25/2046	$2,465	$(635)	$537	$0	$(98)
BRC	ABX.HE.AAA.6-2 Index «			0.110	Monthly	05/25/2046	4,334	(1,140)	967	0	(173)

								$(1,775)	$1,504	$0	$(271)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	2,866	5.400% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	$27,398	$0	$120	$120	$0
	Pay	S&P 500 Total Return Index	146	5.295% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	1,396	0	6	6	0
BPS	Pay	NDUEEGF Index	16,144	5.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/01/2023	8,230	0	37	37	0
	Receive	RALVEIIT Index	46,158	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	7,853	0	(38)	0	(38)
	Pay	NDUEEGF Index	5,058	5.230% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	2,579	0	11	11	0
BRC	Receive	RALVEIET Index	882,779	5.900% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	111,583	0	306	306	0
CBK	Pay	NDDUWXUS Index	5,625	4.950% (1-Month USD-LIBOR less a specified spread)	Monthly	02/07/2024	41,771	0	171	171	0
	Pay	NDDUWXUS Index	6,556	5.000% (1-Month USD-LIBOR less a specified spread)	Monthly	04/24/2024	48,684	0	202	202	0
FAR	Receive	RALVEIUT Index	3,755	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023	880	0	(4)	0	(4)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

GST	Pay	S&P 500 Total Return Index	2,320	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/03/2024	22,178	0	96	96	0
	Pay	S&P 500 Total Return Index	864	5.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	8,260	0	29	29	0
JPM	Pay	NDDUWXUS Index	6,881	4.980% (1-Month USD-LIBOR less a specified spread)	Monthly	08/09/2023	51,098	0	210	210	0
	Receive	RALVEIUT Index	390,922	5.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	91,628	0	(403)	0	(403)
	Receive	RALVEIUT Index	596,571	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	139,830	0	(615)	0	(615)
	Receive	RALVEIET Index	3,870	6.210% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	491	0	(3)	0	(3)
	Receive	RALVEIET Index	6,425	6.170% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/14/2024	815	0	(4)	0	(4)
	Pay	NDUEEGF Index	4,410	5.100% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	2,248	0	10	10	0
	Receive	RALVEIET Index	686,588	6.020%	Monthly	04/24/2024	87,083	0	(430)	0	(430)
MBC	Pay	NDDUWXUS Index	7,574	4.970% (1-Month USD-LIBOR less a specified spread)	Monthly	09/13/2023	56,244	0	231	231	0
	Receive	RALVEIIT Index	688,052	5.715% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/22/2024	117,065	0	(704)	0	(704)
MEI	Pay	NDUEEGF Index	23,966	5.200% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	12,218	0	50	50	0
	Receive	RALVEIIT Index	163,817	5.775% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/25/2023	27,872	0	(140)	0	(140)
	Pay	NDDUWXUS Index	496	4.910% (1-Month USD-LIBOR less a specified spread)	Monthly	02/07/2024	3,683	0	15	15	0
	Receive	RALVEIIT Index	778,747	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/14/2024	132,496	0	(618)	0	(618)
	Pay	NDUEEGF Index	16,516	5.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	8,420	0	36	36	0
	Pay	NDUEEGF Index	17,790	5.110% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	9,070	0	39	39	0
MYI	Receive	RALVEIIT Index	168,196	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/27/2023	28,617	0	(138)	0	(138)
	Receive	RALVEIIT Index	3,459	5.800% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	587	0	1	1	0
	Receive	RALVEIIT Index	507,779	5.740% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	86,394	0	(415)	0	(415)
RBC	Receive	RALVEIUT Index	235,587	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	55,219	0	(243)	0	(243)
	Pay	S&P 500 Total Return Index	415	5.310% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	3,967	0	17	17	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

SOG	Receive	RALVEIUT Index	362,861	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/12/2023	85,051	0	(356)	0	(356)
	Receive	RALVEIUT Index	130,004	5.310% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/12/2023	30,472	0	(163)	0	(163)
UAG	Pay	S&P 500 Total Return Index	2,231	5.310% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/12/2023	21,328	0	117	117	0
	Pay	NDUEEGF Index	5,514	5.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	2,811	0	12	12	0
	Pay	NDUEEGF Index	45,922	5.170% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	23,412	0	81	81	0
	Pay	NDUEEGF Index	59,011	5.230% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	30,085	0	131	131	0
	Pay	S&P 500 Total Return Index	12,322	5.400% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	117,794	0	516	516	0
	Pay	NDUEEGF Index	1,042	5.060% (1-Month USD-LIBOR less a specified spread)	Monthly	04/24/2024	531	0	2	2	0

								$0	$(1,828)	$2,446	$(4,274)

Total Swap Agreements								$(1,775)	$(324)	$2,446	$(4,545)

(k)

Securities with an aggregate market value of $16,488 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$33,902	$0		$33,902
Industrials						0	21,999	0		21,999
Utilities						0	3,249	0		3,249
U.S. Government Agencies						0	90,783	0		90,783
U.S. Treasury Obligations						0	22,635	0		22,635
Non-Agency Mortgage-Backed Securities						0	81,403	385		81,788
Asset-Backed Securities						0	182,844	0		182,844
Sovereign Issues						0	2,117	0		2,117
Short-Term Instruments
Commercial Paper						249	42,132	0		42,381
Repurchase Agreements						0	360,908	0		360,908
U.S. Treasury Bills						0	30,085	0		30,085

						$249	$872,057	$385		$872,691
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$38,937	$0	$0		$38,937

Total Investments						$39,186	$872,057	$385		$911,628

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						850	387	0		1,237
Over the counter						0	8,715	0		8,715

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2023 (Unaudited)

	$850	$9,102	$0	$9,952
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(37)	(319)	0	(356)
Over the counter	0	(9,066)	(271)	(9,337)

	$(37)	$(9,385)	$(271)	$(9,693)

Total Financial Derivative Instruments	$813	$(283)	$(271)	$259

Totals	$39,999	$871,774	$114	$911,887

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Real Return Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.1% ¤
CORPORATE BONDS & NOTES 2.4%
BANKING & FINANCE 2.4%
Aviation Capital Group LLC 4.375% due 01/30/2024		$100	$98
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		143	121
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(e)(f)	EUR	1,400	1,516
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	42,740	4,727
1.000% due 10/01/2050		58,215	6,146
1.000% due 10/01/2053		77,655	7,549
1.500% due 10/01/2053		134,973	14,243
2.500% due 10/01/2047		7	1
Lloyds Banking Group PLC 4.947% due 06/27/2025 •(e)(f)	EUR	700	698
Nissan Motor Acceptance Co. LLC 3.875% due 09/21/2023		$100	100
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	17,364	1,926
1.000% due 10/01/2050		130,733	13,810
1.000% due 10/01/2053		13	1
1.500% due 10/01/2053		182,678	18,887
2.000% due 10/01/2053		8,895	1,019
2.500% due 10/01/2047		3	1
Nykredit Realkredit AS
0.500% due 10/01/2043		126,604	13,975
1.000% due 10/01/2050		324,771	34,184
1.000% due 10/01/2053		3,761	392
1.500% due 10/01/2053		501,832	52,874
2.500% due 10/01/2047		20	3
Realkredit Danmark AS
1.000% due 10/01/2050		68,286	7,195
1.000% due 10/01/2053		29,941	3,120
1.500% due 10/01/2053		27,056	2,933
2.500% due 04/01/2047		8	1
UBS Group AG
0.650% due 01/14/2028 •	EUR	600	563
1.000% due 06/24/2027 •		500	484
2.125% due 11/15/2029 •	GBP	100	99
2.875% due 04/02/2032 •	EUR	100	95
4.177% (EUR003M + 1.000%) due 01/16/2026 ~		1,240	1,333
7.000% due 09/30/2027 •	GBP	300	376
7.750% due 03/01/2029 •	EUR	1,000	1,210
UniCredit SpA 7.830% due 12/04/2023		$37,100	37,323

			227,003

INDUSTRIALS 0.0%
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		1,062	1,060
VMware, Inc. 3.900% due 08/21/2027		1,900	1,803

			2,863

UTILITIES 0.0%
Eversource Energy 2.900% due 10/01/2024		300	289

Total Corporate Bonds & Notes (Cost $314,791)			230,155

U.S. GOVERNMENT AGENCIES 6.4%
Fannie Mae
2.840% due 11/01/2033 •		14	13
2.884% due 02/01/2034 •		4	4
2.893% due 10/01/2033 •		2	2
3.525% due 02/01/2032 •		3	3
4.082% due 05/25/2035 ~		5	5
4.091% due 04/01/2033 •		65	65
4.496% due 12/01/2036 •		5	5

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

4.943% due 06/01/2043 •	11	10
4.944% due 09/01/2044 - 10/01/2044 •	290	281
5.036% due 07/25/2037 •	128	124
5.103% due 03/25/2036 •	43	42
5.348% due 09/01/2034 •	3	3
5.500% due 07/25/2037 - 05/25/2042 •	83	82
5.524% due 12/25/2036 •	36	35
5.590% due 05/25/2036 •	19	19
5.595% due 02/25/2037 •	98	95
5.610% due 04/01/2035 •	19	18
5.850% due 05/01/2035 •	4	4
6.265% due 04/01/2032 •	8	8
6.500% due 06/25/2028	8	8
6.670% due 04/01/2027 •	5	5
Fannie Mae, TBA 6.500% due 08/01/2053	63,600	64,902
Freddie Mac
3.759% due 09/01/2036 •	13	13
3.928% due 10/01/2036 •	17	17
4.301% due 01/01/2034 •	39	38
4.338% due 01/01/2034 •	132	128
4.885% due 06/01/2033 •	58	57
5.176% due 02/25/2045 •	291	281
5.280% due 08/25/2031 •	72	72
5.290% due 09/25/2031 •	161	161
5.376% due 07/25/2044 •	56	52
5.543% due 01/15/2047 •	2,426	2,335
6.049% due 07/01/2036 •	35	36
6.500% due 01/25/2028	3	3
7.000% due 10/15/2030	9	9
Ginnie Mae
2.625% due 07/20/2035 •	5	5
2.750% due 12/20/2035 •	153	148
3.858% due 08/20/2068 •	9,340	9,098
5.966% due 10/20/2072 •	13,299	13,176
5.980% due 01/20/2060 •	5,590	5,585
Uniform Mortgage-Backed Security 4.000% due 08/01/2038 - 04/01/2050	33,386	31,775
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2053 - 08/01/2053	258,330	242,655
4.500% due 08/01/2053	170,500	164,013
5.500% due 08/01/2053	64,300	63,984

Total U.S. Government Agencies (Cost $605,588)		599,374

U.S. TREASURY OBLIGATIONS 78.0%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024	174,407	169,196
0.125% due 10/15/2024 (j)	75,503	72,835
0.125% due 04/15/2025 (j)	99,015	94,206
0.125% due 10/15/2025 (l)	128,034	121,405
0.125% due 04/15/2026	92,181	86,455
0.125% due 07/15/2026	131,271	123,336
0.125% due 10/15/2026 (h)	192,075	179,607
0.125% due 04/15/2027 (l)	63,397	58,696
0.125% due 01/15/2030	331,119	297,151
0.125% due 07/15/2030	369,403	331,430
0.125% due 01/15/2031	352,337	313,287
0.125% due 07/15/2031	432,726	383,922
0.125% due 01/15/2032	260,755	229,678
0.125% due 02/15/2051	113,157	75,605
0.125% due 02/15/2052 (l)	53,294	35,407
0.250% due 01/15/2025 (j)	104,650	100,333
0.250% due 07/15/2029	318,495	290,943
0.250% due 02/15/2050	97,296	68,136
0.375% due 07/15/2025 (j)(l)	63,041	60,337
0.375% due 01/15/2027	69,511	65,239
0.375% due 07/15/2027	52,140	48,891
0.500% due 04/15/2024 (j)(l)	14,796	14,439
0.500% due 01/15/2028 (j)(l)	392,074	366,851
0.625% due 01/15/2026 (j)(l)	33,019	31,490
0.625% due 07/15/2032	322,028	296,159
0.625% due 02/15/2043	74,717	61,356
0.750% due 07/15/2028	87,171	82,633
0.750% due 02/15/2042	212,199	180,478
0.750% due 02/15/2045	190,151	157,315
0.875% due 01/15/2029	249,427	236,186
0.875% due 02/15/2047	176,596	148,330
1.000% due 02/15/2046	200,637	174,239
1.000% due 02/15/2048	62,129	53,503
1.000% due 02/15/2049	42,572	36,653
1.125% due 01/15/2033 (l)	39,747	38,106
1.375% due 02/15/2044	285,398	269,092
1.625% due 10/15/2027 (j)	325,174	320,495
1.750% due 01/15/2028	276,686	273,565
2.000% due 01/15/2026	157,008	154,945

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

2.125% due 02/15/2040	113,530	121,910
2.125% due 02/15/2041	122,985	132,078
2.375% due 01/15/2025	242,838	240,329
2.375% due 01/15/2027 (j)(l)	2,597	2,611
2.500% due 01/15/2029	105,806	109,003
3.375% due 04/15/2032 (l)	13,332	15,168
3.625% due 04/15/2028	279,614	300,218
3.875% due 04/15/2029	264,086	291,869

Total U.S. Treasury Obligations (Cost $8,178,485)		7,315,116

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Adjustable Rate Mortgage Trust
4.601% due 10/25/2035 ^~	120	114
4.803% due 08/25/2035 «~	63	60
Alliance Bancorp Trust 5.630% due 07/25/2037 •	3,303	2,821
American Home Mortgage Assets Trust
5.340% due 05/25/2046 ^•	231	194
5.360% due 10/25/2046 •	4,368	2,415
Banc of America Funding Trust
3.826% due 01/20/2047 ~	2,586	2,207
4.416% due 01/20/2047 ^~	84	78
5.753% due 10/25/2036 ^þ	87	76
6.337% due 01/25/2037 ^þ	85	76
6.388% due 04/25/2037 ^þ	67	58
Banc of America Mortgage Trust
3.902% due 11/25/2035 ^«~	252	219
4.370% due 07/25/2035 ^~	124	114
BCAP LLC Trust
3.797% due 04/26/2036 ~	1,333	1,139
5.490% due 01/25/2037 ^•	763	703
Bear Stearns Adjustable Rate Mortgage Trust
2.785% due 11/25/2030 ~	35	33
3.887% due 05/25/2047 ^~	387	347
3.907% due 01/25/2034 ~	76	72
4.033% due 11/25/2034 «~	26	24
4.201% due 01/25/2034 ~	251	244
4.222% due 07/25/2036 ^~	503	446
4.439% due 02/25/2034 ~	218	201
4.524% due 02/25/2036 ^~	78	70
4.586% due 10/25/2035 ~	182	174
Bear Stearns ALT-A Trust
3.781% due 11/25/2036 ~	540	306
3.839% due 09/25/2047 ^~	2,814	1,452
3.932% due 08/25/2036 ^~	357	248
4.164% due 08/25/2036 ^~	212	140
4.195% due 05/25/2035 ~	20	19
4.202% due 09/25/2035 ^~	39	24
BSST Mortgage Trust 6.447% due 02/15/2037 •	3,200	2,897
Chase Mortgage Finance Trust
3.883% due 12/25/2035 ^~	98	89
4.311% due 02/25/2037 «~	28	26
4.483% due 02/25/2037 ~	13	13
ChaseFlex Trust 5.650% due 06/25/2035 •	173	54
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.330% due 07/25/2036 •	159	143
CIM Trust 6.138% due 02/25/2049 •	135	130
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 09/25/2033 «	157	100
Citigroup Mortgage Loan Trust
3.974% due 09/25/2037 ^~	132	116
4.132% due 07/25/2046 ^~	375	342
4.321% due 03/25/2034 ~	50	47
6.430% due 09/25/2035 •	30	30
6.980% due 05/25/2035 •	29	29
Countrywide Alternative Loan Trust
3.940% due 02/25/2037 ^~	1,152	990
4.976% due 12/25/2035 •	411	347
5.000% due 07/25/2035	84	50
5.337% due 02/20/2047 ^•	44	34
5.352% due 12/20/2046 ^•	2,506	2,100
5.367% due 07/20/2046 ^•	2,279	1,832
5.500% due 10/25/2035 ^•	71	47
5.500% due 11/25/2035 ^	17	14
5.577% due 03/20/2046 •	101	83
5.750% due 05/25/2036	969	409
5.803% due 11/20/2035 •	201	186
6.000% due 01/25/2037 ^	3,026	1,725
6.000% due 02/25/2037 ^	59	27
6.000% due 04/25/2037	1,010	863
6.500% due 08/25/2032 «	21	20

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
3.613% due 02/25/2047 ^~		109	95
3.734% due 04/20/2036 ^«~		3	3
3.810% due 11/25/2034 ~		5	4
3.851% due 10/20/2035 ~		9,323	8,798
3.884% due 11/25/2037 ~		1,017	930
3.911% due 02/20/2036 ^«~		13	10
4.020% due 04/25/2035 ^«~		35	27
4.085% due 03/25/2037 ^~		84	74
5.500% due 11/25/2035 ^		73	42
5.500% due 04/25/2038 «		75	70
5.730% due 04/25/2035 •		204	188
5.790% due 03/25/2035 •		5	5
6.000% due 04/25/2036		1,201	649
6.000% due 03/25/2037 ^		3,461	1,748
6.124% due 01/20/2035 «~		17	16
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 4.260% due 07/25/2033 «~		3	2
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.079% due 04/25/2037 ^þ		353	99
Credit Suisse Mortgage Capital Trust 1.841% due 10/25/2066 ~		8,164	6,742
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.907% due 10/25/2035 «~		5	5
First Horizon Alternative Mortgage Securities Trust
5.184% due 09/25/2034 «~		35	31
6.000% due 02/25/2037 ^		661	286
6.227% due 06/25/2034 ~		186	175
6.250% due 08/25/2037 ^		146	64
First Horizon Mortgage Pass-Through Trust 4.715% due 08/25/2035 ~		207	148
Ginnie Mae 6.166% due 05/20/2073		2,107	2,109
Great Hall Mortgages PLC
5.152% due 03/18/2039 •	GBP	121	153
5.172% due 06/18/2038 •		78	98
GreenPoint Mortgage Funding Trust 5.590% due 06/25/2045 •		$331	308
Grifonas Finance PLC 3.513% due 08/28/2039 •	EUR	98	102
GS Mortgage Securities Corp. Trust 8.547% due 08/15/2039 •		$1,900	1,902
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~		14	12
3.818% due 04/25/2035 «~		23	20
3.966% due 11/25/2035 ^~		251	209
4.481% due 11/25/2035 ~		78	77
4.660% due 07/25/2035 ~		70	66
HarborView Mortgage Loan Trust
4.255% due 01/19/2035 «~		152	137
4.553% due 04/19/2034 «~		50	45
5.347% due 09/19/2037 •		136	119
5.597% due 05/19/2035 •		3	3
5.626% due 03/19/2036 ^•		380	345
5.657% due 01/19/2036 •		998	619
5.777% due 11/19/2035 •		253	183
5.837% due 06/20/2035 •		139	127
HomeBanc Mortgage Trust 3.912% due 04/25/2037 ^~		431	377
Impac CMB Trust 6.050% due 10/25/2033 «•		4	4
IndyMac INDA Mortgage Loan Trust
3.308% due 11/25/2035 ^~		129	94
3.446% due 08/25/2036 ~		264	207
4.257% due 11/25/2035 ^«~		2	2
IndyMac INDB Mortgage Loan Trust 5.750% due 11/25/2035 ^•		123	75
IndyMac INDX Mortgage Loan Trust
3.093% due 01/25/2036 ^~		41	38
3.281% due 10/25/2035 ~		89	71
3.367% due 06/25/2036 ~		142	113
3.482% due 08/25/2035 ~		104	80
3.482% due 08/25/2035 ^~		83	64
3.916% due 12/25/2034 ~		35	33
4.009% due 10/25/2034 ~		231	219
5.390% due 07/25/2036 •		524	494
5.450% due 06/25/2037 ^•		268	106
5.550% due 06/25/2046 •		920	736
5.710% due 07/25/2035 •		216	157
JP Morgan Alternative Loan Trust
5.610% due 03/25/2036 •		835	756
5.610% due 12/25/2036 •		11,139	9,917
6.000% due 12/27/2036		108	60
JP Morgan Chase Commercial Mortgage Securities Trust 6.643% due 12/15/2031 •		1,936	1,727

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

JP Morgan Mortgage Trust
3.585% due 10/25/2035 ^«~		56	43
3.921% due 11/25/2035 ^~		103	84
3.928% due 08/25/2035 ~		55	52
4.145% due 04/25/2035 «~		1	1
4.186% due 07/25/2035 ~		43	41
4.282% due 06/25/2036 ^~		15	11
4.356% due 08/25/2035 ~		101	95
4.367% due 07/25/2035 «~		11	11
4.683% due 07/25/2035 «~		24	24
Lehman XS Trust
5.510% due 12/25/2036 •		859	833
5.650% due 08/25/2037 •		1,899	1,733
Luminent Mortgage Trust 5.510% due 12/25/2036 ^•		213	194
MASTR Adjustable Rate Mortgages Trust
3.456% due 12/25/2033 «~		6	6
3.725% due 12/25/2033 «~		172	151
4.560% due 11/21/2034 ~		104	98
5.360% due 04/25/2046 •		747	664
MASTR Alternative Loan Trust 5.550% due 03/25/2036 ^•		917	93
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.893% due 11/15/2031 •		27	26
5.933% due 09/15/2030 •		13	13
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.632% due 10/20/2029 •		24	24
5.633% due 12/15/2030 •		47	44
5.673% due 06/15/2030 •		22	21
6.053% due 08/15/2032 •		52	48
Merrill Lynch Mortgage Investors Trust
3.856% due 05/25/2036 «~		34	31
4.015% due 12/25/2034 ~		140	132
4.033% due 09/25/2035 ^~		57	46
4.059% due 02/25/2034 ~		450	415
4.123% due 06/25/2037 ~		120	111
4.159% due 02/25/2035 «~		126	115
4.386% due 02/25/2033 ~		307	286
5.643% due 03/25/2030 «•		11	10
5.650% due 11/25/2035 •		135	127
5.843% due 11/25/2029 «•		4	4
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047 þ		181	69
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		18,018	16,642
4.500% due 05/25/2058 ~		2,474	2,363
New York Mortgage Trust 3.974% due 05/25/2036 ^~		65	55
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047 þ		190	182
6.138% due 03/25/2047 «þ		176	164
6.772% due 02/25/2036 ^~		56	47
Residential Accredit Loans, Inc. Trust
4.165% due 06/25/2046 •		2,476	603
4.398% due 10/25/2037 ~		2,936	2,607
5.336% due 09/25/2045 •		89	80
5.450% due 08/25/2035 •		38	29
5.710% due 12/25/2045 •		625	494
Residential Asset Securitization Trust
5.500% due 06/25/2033 «		45	42
5.500% due 05/25/2035 •		4,194	2,803
5.550% due 01/25/2046 ^•		56	17
6.500% due 06/25/2037		1,782	438
Residential Mortgage Securities PLC 6.159% due 06/20/2070 •	GBP	8,849	11,274
Sequoia Mortgage Trust
5.557% due 07/20/2036 •		$388	333
5.846% due 10/19/2026 «•		8	8
5.911% due 05/20/2034 «•		53	52
5.917% due 10/20/2027 «•		10	10
5.957% due 10/20/2027 •		16	15
6.057% due 12/20/2032 •		18	16
Structured Adjustable Rate Mortgage Loan Trust
3.525% due 11/25/2035 ^~		40	36
3.625% due 09/25/2036 ^~		323	227
4.222% due 08/25/2035 ~		47	40
4.455% due 09/25/2035 ~		141	127
5.282% due 02/25/2034 ~		78	73
5.376% due 01/25/2035 ^•		11	10
5.470% due 10/25/2035 •		295	270
5.701% due 04/25/2034 «~		1	1
7.119% due 10/25/2037 ^•		160	142
Structured Asset Mortgage Investments Trust
5.410% due 03/25/2037 •		68	23
5.570% due 04/25/2036 •		227	201
5.570% due 05/25/2036 •		1,384	933

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

5.610% due 02/25/2036 •		138	115
5.646% due 07/19/2035 •		298	272
5.770% due 12/25/2035 ^•		115	93
5.806% due 09/19/2032 •		37	36
5.806% due 10/19/2034 •		23	22
5.846% due 03/19/2034 •		64	60
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.494% due 01/25/2034 «~		1	1
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 ^þ		1,230	38
Towd Point Mortgage Funding 5.523% due 10/20/2051	GBP	13,738	17,472
WaMu Mortgage Pass-Through Certificates Trust
3.168% due 01/25/2037 ^~		$666	567
3.320% due 05/25/2037 ^~		835	656
3.321% due 04/25/2037 ^~		477	421
3.528% due 12/25/2036 ^~		459	404
3.651% due 02/25/2037 ^~		893	776
3.704% due 02/25/2037 ^~		192	161
3.765% due 12/25/2035 ~		185	170
3.778% due 08/25/2036 ^~		72	65
3.823% due 02/27/2034 •		245	231
3.865% due 09/25/2035 «~		102	93
3.875% due 12/25/2035 «~		16	14
3.900% due 12/25/2035 ~		859	813
4.008% due 12/25/2046 ^•		1,053	902
4.079% due 03/25/2035 «~		31	29
4.280% due 03/25/2034 ~		25	25
4.676% due 03/25/2047 ^•		2,416	2,098
4.746% due 05/25/2047 •		365	296
4.830% due 06/25/2033 «~		128	124
4.956% due 06/25/2046 •		37	34
4.976% due 02/25/2046 •		287	256
5.176% due 11/25/2042 •		14	13
5.376% due 06/25/2042 •		28	25
5.730% due 07/25/2045 •		12	11
5.830% due 01/25/2045 •		386	367
5.950% due 10/25/2044 •		124	110
6.250% due 07/25/2044 «•		468	429
Washington Mutual Mortgage Pass-Through Certificates Trust
4.946% due 05/25/2046 ^•		767	625
6.000% due 06/25/2037		4,230	3,201
6.500% due 08/25/2035 «		167	133
Wells Fargo Mortgage-Backed Securities Trust
4.360% due 12/28/2037 ~		1,420	1,281
4.478% due 10/25/2036 ~		10	9
4.692% due 04/25/2036 ~		329	310

Total Non-Agency Mortgage-Backed Securities (Cost $161,942)			147,763

ASSET-BACKED SECURITIES 10.1%
522 Funding CLO Ltd. 6.290% due 10/20/2031 •		8,300	8,187
ACAS CLO Ltd. 6.152% due 10/18/2028 •		4,480	4,452
ACE Securities Corp. Home Equity Loan Trust
5.840% due 05/25/2035 «•		206	201
6.950% due 06/25/2034 «•		1	1
Adagio CLO DAC 3.897% due 10/15/2031 •	EUR	1,800	1,926
Aegis Asset-Backed Securities Trust 5.795% due 12/25/2035 •		$2,212	1,986
Allegro CLO Ltd. 6.425% due 10/16/2031 •		2,800	2,774
ALME Loan Funding Designated Activity Co. 3.927% due 04/15/2032 •	EUR	611	657
American Money Management Corp. CLO Ltd.
6.285% due 04/25/2031 •		$4,500	4,462
6.287% due 11/10/2030 •		4,780	4,745
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.080% due 05/25/2035 •		867	851
Anchorage Capital CLO Ltd.
6.310% due 07/15/2030 •		8,192	8,145
6.400% due 07/15/2032 •		400	395
6.413% due 07/22/2032 •		1,000	986
Apidos CLO
6.162% due 07/18/2029 •		3,951	3,922
6.190% due 07/17/2030 •		10,780	10,696
6.200% due 10/20/2030 •		1,200	1,186
Aqueduct European CLO DAC
3.840% due 07/20/2030 •	EUR	1,152	1,241
4.087% due 07/15/2032 •		2,000	2,131
Arbor Realty Commercial Real Estate Notes Ltd. 6.517% due 01/15/2037 •		$6,100	5,999
Ares CLO Ltd.
6.310% due 01/15/2032 •		4,000	3,958

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

6.312% due 04/18/2031 •		800	791
6.323% due 04/22/2031 •		1,800	1,780
Ares European CLO DAC
3.787% due 04/15/2030 •	EUR	4,682	5,010
3.957% due 10/15/2031 •		5,900	6,328
Argent Mortgage Loan Trust 5.630% due 05/25/2035 •		$1,307	1,178
Argent Securities Trust
5.450% due 07/25/2036 •		2,773	2,364
5.470% due 05/25/2036 •		1,134	281
Armada Euro CLO DAC 3.897% due 07/15/2031 •	EUR	3,099	3,308
Asset-Backed Funding Certificates Trust 5.850% due 06/25/2034 •		$2,212	2,149
Atlas Senior Loan Fund Ltd. 6.350% due 01/15/2031 •		1,291	1,274
Babson CLO Ltd. 6.240% due 01/20/2031 •		3,521	3,492
Barings CLO Ltd.
6.210% due 04/15/2031 •		26,100	25,776
6.320% due 01/20/2032 •		3,370	3,328
Bastille Euro CLO DAC 4.327% due 01/15/2034 •	EUR	1,000	1,063
BDS Ltd. 6.876% due 03/19/2039 •		$6,100	6,033
Bear Stearns Asset-Backed Securities Trust 5.670% due 10/25/2036 «•		13	12
Benefit Street Partners CLO Ltd.
6.210% due 10/15/2030 •		6,465	6,413
6.290% due 01/17/2032 •		3,050	3,016
6.340% due 07/15/2032 •		800	792
Birch Grove CLO Ltd. 6.682% due 06/15/2031 •		5,100	5,056
Black Diamond CLO DAC 4.060% due 01/20/2032 •	EUR	962	1,035
Blackrock European CLO DAC
3.797% due 10/15/2031 •		9,300	9,916
4.027% due 07/15/2030 •		5,473	5,890
4.426% due 12/15/2032 •		2,400	2,551
BlueMountain CLO Ltd. 6.340% due 07/15/2031 •		$5,300	5,231
BlueMountain Fuji EUR CLO DAC 4.087% due 01/15/2033 •	EUR	900	958
Bosphorus CLO DAC 4.496% due 12/12/2032 •		2,750	2,934
Cairn CLO DAC 3.957% due 10/15/2031 •		4,300	4,599
Capital Four US CLO Ltd. 7.188% due 10/20/2030 •		$5,537	5,555
Carlyle Global Market Strategies CLO Ltd.
6.230% due 04/17/2031 •		997	988
6.271% due 08/14/2030 •		9,738	9,674
6.342% due 07/27/2031 •		1,984	1,966
6.353% due 04/22/2032 •		2,000	1,978
6.590% due 07/20/2032 •		1,000	991
Carlyle Global Market Strategies Euro CLO DAC 4.073% due 11/15/2031 •	EUR	6,660	7,130
Carlyle U.S. CLO Ltd.
6.250% due 04/20/2031 •		$5,300	5,234
6.440% due 01/15/2030 •		2,472	2,451
Carrington Mortgage Loan Trust
5.630% due 06/25/2036 •		4,481	4,247
5.750% due 01/25/2036 •		1,773	1,692
6.280% due 04/17/2031 •		1,000	988
6.370% due 04/20/2032 •		1,500	1,481
6.500% due 07/20/2030 •		2,889	2,879
Catamaran CLO Ltd. 6.373% due 04/22/2030 •		8,997	8,943
Cedar Funding CLO Ltd. 6.360% due 07/17/2031 •		2,600	2,578
CIFC European Funding CLO DAC 4.227% due 01/15/2034 •	EUR	2,300	2,462
CIFC Funding Ltd.
6.223% due 10/24/2030 •		$11,995	11,912
6.271% due 04/23/2029 •		2,319	2,305
6.362% due 07/18/2031 •		1,300	1,289
6.460% due 10/17/2031 •		500	495
CIT Mortgage Loan Trust 6.650% due 10/25/2037 •		12,029	11,710
Citigroup Mortgage Loan Trust
5.610% due 12/25/2036 •		2,865	1,867
5.645% due 10/25/2036 •		17,188	16,470
5.825% due 03/25/2037 •		1,789	1,751
Contego CLO DAC 3.851% due 01/23/2030 •	EUR	3,790	4,054

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

Countrywide Asset-Backed Certificates Trust
3.820% due 11/25/2034 •		$2,533	2,192
5.290% due 08/25/2037 ^•		157	138
5.340% due 11/25/2037 •		7,169	6,589
5.400% due 02/25/2036 •		573	536
5.650% due 03/25/2037 •		9,262	8,734
5.805% due 04/25/2036 ^~		405	356
5.890% due 08/25/2047 •		564	537
5.930% due 11/25/2034 •		255	242
CQS U.S. CLO Ltd. 7.698% due 07/20/2031 •		13,125	13,210
Crestline Denali CLO Ltd.
6.280% due 04/20/2030 •		1,977	1,959
6.413% due 10/23/2031 •		996	984
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		162	33
CVC Cordatus Loan Fund DAC
3.827% due 10/15/2031 •	EUR	15,000	16,061
4.103% due 08/15/2032 •		597	639
4.156% due 09/15/2031 •		700	747
Denali Capital CLO Ltd. 6.310% due 04/15/2031 •		$1,892	1,866
Dryden CLO Ltd.
6.232% due 04/18/2031 •		1,900	1,882
6.310% due 07/15/2031 •		1,200	1,191
Dryden Euro CLO DAC
3.837% due 04/15/2033 •	EUR	14,800	15,798
4.057% due 04/15/2034 •		900	953
4.157% due 01/17/2033 •		1,100	1,169
4.183% due 05/15/2034 •		9,600	10,251
Dryden Senior Loan Fund 6.268% due 04/15/2029 •		$12,188	12,126
Euro-Galaxy CLO DAC 3.831% due 04/24/2034 •	EUR	1,600	1,700
Fidelity Grand Harbour CLO DAC 4.726% due 03/15/2032 •		4,474	4,799
First Franklin Mortgage Loan Trust
5.255% due 10/25/2036 •		$1,301	1,112
5.855% due 11/25/2036 •		12,737	12,162
Fremont Home Loan Trust 5.285% due 10/25/2036 •		2,078	1,831
Gallatin CLO Ltd.
6.311% due 01/21/2028 •		157	157
6.350% due 07/15/2031 •		6,100	5,983
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •		2,400	2,386
GSAA Home Equity Trust 6.720% due 03/25/2046 þ		1,222	700
GSAMP Trust
5.290% due 12/25/2036 •		1,757	950
5.520% due 03/25/2047 •		3,000	2,250
6.125% due 03/25/2035 ^•		2,358	2,101
Halseypoint CLO Ltd. 6.749% due 11/30/2032 •		900	892
Harvest CLO DAC
3.817% due 10/15/2031 •	EUR	1,500	1,598
3.880% due 10/20/2031 •		13,000	13,897
3.907% due 10/15/2030 •		1,419	1,526
3.937% due 07/15/2031 •		2,000	2,130
Home Equity Asset Trust
3.883% due 02/25/2036 •		$9,016	8,665
5.765% due 04/25/2036 •		824	808
HSI Asset Securitization Corp. Trust 5.690% due 02/25/2036 •		1,369	1,342
ICG U.S. CLO Ltd. 6.321% due 04/21/2031 •		750	741
IndyMac INDB Mortgage Loan Trust 5.290% due 07/25/2036 •		3,857	1,208
Invesco Euro CLO DAC
3.827% due 07/15/2031 •	EUR	1,000	1,065
4.097% due 07/15/2032 •		600	639
JP Morgan Mortgage Acquisition Trust 5.360% due 10/25/2036 •		$189	186
Jubilee CLO DAC 3.827% due 04/15/2031 •	EUR	8,300	8,835
KKR CLO Ltd.
6.210% due 07/15/2030 •		$5,619	5,576
6.440% due 01/15/2031 •		2,515	2,491
Laurelin DAC 3.920% due 10/20/2031	EUR	4,700	5,036
LCM LP 6.250% due 07/20/2030 •		$3,340	3,317
LCM Ltd. 6.148% due 07/20/2030 •		2,579	2,566
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		3,908	2,808

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

Lehman XS Trust
4.284% due 06/25/2036 þ		3,511	3,295
5.470% due 05/25/2036 •		2,399	2,068
7.450% due 12/25/2037 •		9,608	9,735
LoanCore Issuer Ltd. 6.616% due 01/17/2037 •		11,600	11,414
M360 Ltd. 6.654% due 11/22/2038 •		1,900	1,867
Madison Park Euro Funding DAC 4.057% due 07/15/2035 •	EUR	1,331	1,410
Madison Park Funding Ltd.
6.010% due 04/15/2029 •		$4,750	4,699
6.103% due 04/22/2027 •		2,182	2,171
6.225% due 04/25/2029 •		1,463	1,453
6.499% due 07/29/2030 ~		2,963	2,954
Magnetite Ltd. 6.201% due 11/15/2028 •		6,438	6,397
Man GLG Euro CLO DAC
4.023% due 05/15/2031 •	EUR	699	749
4.047% due 01/15/2030 •		1,825	1,967
4.216% due 12/15/2031 •		8,592	9,205
Marathon Static CLO Ltd. 7.268% due 07/20/2030 •		$3,923	3,927
Marble Point CLO Ltd. 6.300% due 10/15/2030 •		5,714	5,675
Merrill Lynch Mortgage Investors Trust
5.310% due 09/25/2037 •		71	15
5.390% due 02/25/2037 •		105	32
5.450% due 11/25/2037 •		9,664	3,397
MF1 LLC 7.226% due 06/19/2037 •		13,500	13,462
MF1 Ltd.
6.237% due 10/16/2036 •		2,300	2,245
6.316% due 07/16/2036 •		2,000	1,953
MidOcean Credit CLO
6.329% due 01/29/2030 •		4,021	3,998
6.385% due 07/19/2028 •		71	71
6.429% due 02/20/2031 •		6,054	5,996
Morgan Stanley ABS Capital, Inc. Trust
5.370% due 10/25/2036 •		1,553	676
5.380% due 10/25/2036 •		115	61
5.490% due 03/25/2037 •		428	189
6.200% due 06/25/2035 ^•		6,500	5,838
Morgan Stanley Dean Witter Capital, Inc. Trust 6.500% due 02/25/2033 •		278	276
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		105	52
6.000% due 02/25/2037 ^~		81	47
New Century Home Equity Loan Trust 5.915% due 02/25/2035 •		721	658
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.585% due 03/25/2036 •		1,775	1,741
NovaStar Mortgage Funding Trust
5.490% due 11/25/2036 •		1,281	401
5.855% due 01/25/2036 •		561	554
6.230% due 06/25/2035 •		836	837
Oak Hill European Credit Partners DAC 3.940% due 10/20/2031	EUR	10,500	11,159
Oaktree CLO Ltd. 6.383% due 04/22/2030 •		$3,450	3,397
OCP Euro CLO DAC 3.997% due 01/15/2032 •	EUR	790	851
Octagon Investment Partners Ltd. 6.321% due 02/14/2031 •		$4,800	4,745
Octagon Loan Funding Ltd. 6.525% due 11/18/2031 •		320	317
Option One Mortgage Loan Trust 5.390% due 04/25/2037 •		6,853	3,435
OSD CLO Ltd. 6.130% due 04/17/2031 •		2,442	2,415
OZLM Ltd.
6.240% due 10/17/2029 •		5,879	5,842
6.410% due 07/20/2032 •		4,600	4,507
6.549% due 10/30/2030 •		4,335	4,319
Palmer Square CLO Ltd. 6.360% due 07/16/2031 •		2,600	2,577
Palmer Square European Loan Funding 5.025% due 04/12/2032 •	EUR	39,054	42,844
Palmer Square European Loan Funding DAC 4.227% due 10/15/2031 •		5,833	6,270
Palmer Square Loan Funding Ltd.
6.050% due 07/20/2029 •		$12,748	12,595
6.179% due 05/20/2029 •		286	283
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.885% due 09/25/2035 •		2,085	2,006
6.080% due 05/25/2035 •		8,391	7,648

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

6.200% due 10/25/2034 •		2,764	2,703
6.875% due 02/25/2035 •		1,636	1,439
Rad CLO Ltd. 6.393% due 07/24/2032 •		2,500	2,466
Regatta Funding Ltd. 6.510% due 10/17/2030 •		12,539	12,486
Renaissance Home Equity Loan Trust 6.250% due 09/25/2037 •		30,919	13,640
Residential Asset Securities Corp. Trust 5.630% due 08/25/2036 •		4,176	3,767
Romark CLO Ltd. 6.303% due 10/23/2030 •		7,049	6,969
Saranac CLO Ltd.
6.609% due 11/20/2029 •		1,242	1,240
6.684% due 08/13/2031 •		1,500	1,482
Saxon Asset Securities Trust
1.942% due 05/25/2035 •		379	349
5.870% due 11/25/2037 •		1,915	1,551
Securitized Asset-Backed Receivables LLC Trust 5.470% due 07/25/2036 •		3,083	1,082
Segovia European CLO DAC 4.080% due 07/20/2032 •	EUR	3,900	4,147
Signal Peak CLO Ltd. 6.365% due 04/25/2031 •		$1,650	1,640
SLM Student Loan Trust 6.155% due 07/25/2023 •		5,008	4,914
Sound Point CLO Ltd.
6.173% due 01/23/2029 •		3,932	3,927
6.235% due 07/25/2030 •		8,638	8,540
6.263% due 01/23/2029 •		3,056	3,058
6.300% due 10/20/2028 •		3,132	3,129
6.412% due 04/18/2031 •		2,287	2,247
6.460% due 07/20/2032 •		7,000	6,873
Soundview Home Loan Trust 5.330% due 07/25/2037 •		2,970	2,530
St Paul's CLO DAC 4.091% due 04/25/2030 •	EUR	3,883	4,173
Starwood Commercial Mortgage Trust 6.296% due 07/15/2038 •		$14,898	14,772
Stratus CLO Ltd.
6.150% due 12/28/2029 •		2,715	2,683
6.200% due 12/29/2029 •		7,122	7,065
Structured Asset Investment Loan Trust 5.855% due 03/25/2034 •		166	160
Structured Asset Securities Corp. Mortgage Loan Trust
5.450% due 04/25/2036 •		18,818	15,597
5.720% due 10/25/2036 •		1,504	1,453
6.670% due 04/25/2035 •		35	35
Symphony CLO Ltd. 6.140% due 04/15/2028 •		503	501
THL Credit Wind River CLO Ltd. 6.340% due 04/15/2031 •		10,300	10,174
Toro European CLO DAC 3.917% due 10/15/2030 •	EUR	6,937	7,424
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •		$9,300	9,045
Tralee CLO Ltd. 6.575% due 04/25/2034 •		5,100	4,977
Venture CLO Ltd.
6.140% due 04/15/2027 •		2,665	2,656
6.150% due 10/20/2028 •		1,154	1,149
6.311% due 09/07/2030 •		4,952	4,911
6.320% due 07/15/2031 •		1,300	1,283
6.350% due 01/20/2029 •		5,581	5,542
6.493% due 08/28/2029 •		5,512	5,483
Vibrant CLO Ltd.
6.290% due 09/15/2030 •		10,286	10,170
6.370% due 07/20/2032 •		500	492
6.460% due 06/20/2029 •		468	468
VMC Finance LLC 6.967% due 02/18/2039 •		500	487
Voya CLO Ltd.
6.162% due 01/18/2029 •		5,759	5,733
6.240% due 06/07/2030 •		1,109	1,102
6.320% due 04/15/2031 •		3,300	3,273
6.458% due 10/15/2030 •		2,927	2,917
Wellfleet CLO Ltd.
6.140% due 04/20/2029 •		4,843	4,838
6.140% due 07/20/2029 •		2,405	2,379
6.160% due 04/20/2028 •		965	964
6.420% due 07/20/2032 •		975	959
Wells Fargo Home Equity Asset-Backed Securities Trust 7.550% due 12/25/2034 •		400	392

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

Wind River CLO Ltd. 6.312% due 07/18/2031 •		1,693	1,674

Total Asset-Backed Securities (Cost $969,292)			946,004

SOVEREIGN ISSUES 8.1%
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	37,401	30,425
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	80,124	85,688
0.100% due 07/25/2031 (d)		15,909	16,879
0.100% due 07/25/2038 (d)		44,450	45,186
0.250% due 07/25/2024 (d)		58,637	63,392
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		35,689	35,624
1.400% due 05/26/2025 (d)		273,368	295,373
Japan Government International Bond
0.005% due 03/10/2031 (d)	JPY	2,390,244	17,766
0.100% due 03/10/2028 (d)		9,465,046	69,137
0.100% due 03/10/2029 (d)		12,018,137	88,161
New Zealand Government International Bond 2.000% due 09/20/2025 (d)	NZD	20,454	12,536

Total Sovereign Issues (Cost $835,994)			760,167

		SHARES
PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
Banco Santander SA 5.250% due 09/29/2023 •(e)(f)		800,000	838
Bank of America Corp. 5.875% due 03/15/2028 •(e)		6,580,000	6,018

Total Preferred Securities (Cost $7,410)			6,856

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
COMMERCIAL PAPER 0.3%
AT&T, Inc. 5.700% due 03/19/2024		$27,000	25,847

REPURCHASE AGREEMENTS (g) 0.1%			7,919

U.S. TREASURY BILLS 0.0%
5.264% due 08/17/2023 - 09/14/2023 (a)(b)(c)(l)		4,066	4,024

Total Short-Term Instruments (Cost $37,832)			37,790

Total Investments in Securities (Cost $11,111,334)			10,043,225

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		2,331,369	22,668

Total Short-Term Instruments (Cost $22,668)			22,668

Total Investments in Affiliates (Cost $22,668)			22,668

Total Investments 107.3% (Cost $11,134,002)			$10,065,893
Financial Derivative Instruments (i)(k) (0.8)%(Cost or Premiums, net $(4,973))			(74,651)
Other Assets and Liabilities, net (6.5)%			(608,083)

Net Assets 100.0%			$9,383,159

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$7,919	U.S. Treasury Notes 4.625% due 06/30/2025	$(8,077)	$7,919	$7,920

Total Repurchase Agreements	$(8,077)	$7,919	$7,920

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

STR	5.200%	06/30/2023	07/03/2023	$(101,553)	$(101,597)

Total Reverse Repurchase Agreements	$(101,597)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	3.000%	08/01/2053	$300	$(266)	$(264)

Total Short Sales 0.0%	$(266)	$(264)

(h)	Securities with an aggregate market value of $103,794 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(57,300) at a weighted average interest rate of 5.092%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 2-Year Note September 2023 Futures	$103.000	08/25/2023	392	$784	$(275)	$(59)
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.000	07/21/2023	1,472	1,472	(1,038)	(1,639)

Total Written Options	$(1,313)	$(1,698)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2023	1,647	$176,383	$(3,176)	$0	$0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	2,829	335,060	(2,976)	840	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	368	50,129	459	460	0

$(5,693)	$1,300	$0

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2023	3	$(232)	$1	$3	$0
Euro-Bobl September Futures	09/2023	653	(82,450)	1,109	826	0
Euro-BTP Italy Government Bond September Futures	09/2023	1,344	(153,477)	1,488	367	0
Euro-BTP September Futures	09/2023	465	(58,915)	(37)	472	(15)
Euro-Bund September Futures	09/2023	723	(105,513)	(554)	741	(79)
Euro-Buxl 30-Year Bond September Futures	09/2023	418	(63,675)	(806)	1,028	(347)
Euro-Oat September Futures	09/2023	765	(107,184)	845	818	(58)
Euro-Schatz September Futures	09/2023	19,304	(2,208,616)	14,211	3,215	(135)
Gold 100 oz. August Futures	08/2023	124	(23,925)	(154)	0	(142)
Japan Government 10-Year Bond September Futures	09/2023	328	(337,672)	(1,219)	250	(136)
U.S. Treasury 2-Year Note September Futures	09/2023	730	(148,472)	(28)	4	(1)
U.S. Treasury 10-Year Note September Futures	09/2023	7,741	(869,048)	13,811	0	(1,089)
U.S. Treasury Long-Term Bond September Futures	09/2023	4,198	(532,752)	773	13	(2,998)

$29,440	$7,737	$(5,000)

Total Futures Contracts	$23,747	$9,037	$(5,000)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.276%	$4,100	$(4)	$20	$16	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	03/20/2028	JPY	1,141,690	$(252)	$242	$(10)	$3	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	2,225,400	(790)	690	(100)	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	21,652,000	428	(909)	(481)	134	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$403,500	(1,663)	2,421	758	10	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028	82,200	(12)	7,872	7,860	0	(44)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028	44,000	(9)	4,198	4,189	0	(24)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	325,750	(2,510)	(5,866)	(8,376)	918	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053	17,100	5	(4,563)	(4,558)	154	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053	8,800	3	(2,486)	(2,483)	78	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	144,900	2,987	3,177	6,164	0	(1,505)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	339,900	0	(8,730)	(8,730)	0	(112)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		22,800	(79)	(1,023)	(1,102)	0	(19)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		16,500	(81)	(1,733)	(1,814)	0	(61)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		600	(3)	(64)	(67)	0	(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		34,000	(256)	(3,548)	(3,804)	0	(126)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		35,900	(131)	(3,374)	(3,505)	0	(133)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		16,100	(60)	(1,513)	(1,573)	0	(60)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		10,500	0	(130)	(130)	0	(62)
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032		112,100	0	(1,036)	(1,036)	0	(658)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		400,100	22	630	652	0	(2,542)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		31,090	1,925	14,265	16,190	150	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		34,090	21	17,692	17,713	164	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		54,400	3,377	24,855	28,232	263	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		46,400	402	(267)	135	327	0
Receive	CPTFEMU	1.085	Maturity	01/15/2024		40	(1)	7	6	0	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		18,100	(47)	(195)	(242)	10	0
Pay	CPTFEMU	3.720	Maturity	09/15/2024		28,600	(62)	(196)	(258)	17	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		15,900	0	462	462	0	(17)
Receive	CPTFEMU	2.503	Maturity	03/15/2028		39,300	0	319	319	0	(28)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		15,800	0	793	793	0	(11)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		109,200	(788)	(24,335)	(25,123)	242	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		32,100	168	1,499	1,667	0	(22)
Receive	CPTFEMU	2.570	Maturity	06/15/2032		14,400	0	556	556	0	(14)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		35,300	(35)	830	795	0	(32)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		15,100	0	731	731	0	(19)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		30,630	36	(2,335)	(2,299)	12	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		5,700	4	(757)	(753)	3	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		7,900	(206)	(810)	(1,016)	4	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,150	1	(148)	(147)	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		4,430	0	(730)	(730)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		15,100	0	(859)	(859)	2	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		10,600	71	(144)	(73)	0	(15)
Receive	CPURNSA	2.314	Maturity	02/26/2026		$67,600	0	6,670	6,670	42	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		79,200	0	7,410	7,410	75	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		45,200	0	3,298	3,298	53	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		18,800	0	1,328	1,328	22	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		20,410	5	1,527	1,532	26	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		20,400	0	1,528	1,528	24	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(3,339)	(1,937)	0	(20)
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(2,203)	(1,247)	0	(10)
Receive	CPURNSA	2.573	Maturity	08/26/2028		9,200	0	568	568	5	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		12,700	0	688	688	5	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(4,759)	(3,693)	0	(28)
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	155	(1,308)	(1,153)	0	(6)
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(10,897)	(11,896)	0	(50)
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	14	(3,291)	(3,277)	0	(12)
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,500	30	3,694	3,724	17	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	20,100	(760)	2,676	1,916	0	(13)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		200	52	(89)	(37)	1	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	392	(1,867)	(1,475)	23	0

							$4,778	$17,122	$21,900	$2,791	$(5,645)

Total Swap Agreements							$4,774	$17,142	$21,916	$2,791	$(5,645)

(j)	Securities with an aggregate market value of $104,390 and cash of $9,805 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	Unsettled variation margin asset of $388 and liability of $(91) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

(5)						This instrument has a forward starting effective date.
(k)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2023	AUD	386		$253	$0	$(5)
	07/2023		$77	AUD	116	0	0
	08/2023	AUD	116		$77	0	0
BOA	07/2023		3,109		2,030	0	(41)
	07/2023	CAD	41,738		30,674	0	(832)
	07/2023	MXN	164,260		8,922	0	(650)
	07/2023	NZD	5,081		3,083	0	(36)
	07/2023		$90,062	DKK	612,350	0	(320)
	07/2023		6,347	EUR	5,906	97	0
	08/2023	DKK	611,327		$90,062	323	0
	09/2023	KRW	107,385		85	3	0
	09/2023	TWD	1,777		59	1	0
BPS	07/2023	AUD	518		338	0	(7)
	07/2023	DKK	260		37	0	(1)
	07/2023	EUR	758,761		815,943	0	(12,017)
	07/2023	JPY	18,927,570		136,233	5,061	0
	07/2023		$5,318	DKK	36,320	5	0
	08/2023	TWD	889		$29	1	0
BRC	07/2023	NZD	120		72	0	(2)
CBK	07/2023	AUD	1,342		875	0	(18)
	07/2023	DKK	371,273		53,333	0	(1,078)
	07/2023		$10,751	AUD	16,071	0	(46)
	07/2023		1,278	CAD	1,743	38	0
	07/2023		7,190	EUR	6,600	21	(9)
	08/2023	AUD	96		$64	0	0
	08/2023	NOK	954		92	2	0
	08/2023	SEK	5,512		544	32	0
	08/2023	TWD	856		28	1	0
CLY	07/2023	DKK	1,088,045		157,052	0	(2,403)
	08/2023	NOK	1,082		103	2	0
GLM	07/2023		$9,056	DKK	62,785	145	0
JPM	07/2023	AUD	2,986		$1,952	0	(37)
	07/2023	SGD	247		187	4	0
	07/2023		$15,514	DKK	105,835	43	(46)
	07/2023		813,260	EUR	744,812	0	(521)
	07/2023		45,072	JPY	6,445,708	0	(401)
	07/2023		11,612	MXN	204,224	299	0
	08/2023	EUR	744,812		$814,398	545	0
	08/2023	JPY	6,418,318		45,072	403	0
	09/2023	PEN	12,222		3,319	0	(29)
	10/2023	MXN	152		9	0	0
MBC	07/2023	GBP	24,107		29,841	0	(775)
	07/2023	SGD	8		6	0	0
	07/2023		$1,582	EUR	1,443	0	(7)
	08/2023		2,624		2,416	16	0
	09/2023	KRW	199,059		$156	4	0
MYI	07/2023	NZD	337		204	0	(3)
	07/2023		$71,653	DKK	488,768	0	(23)
	08/2023	DKK	487,953		$71,653	25	0
	08/2023	TWD	957		32	1	0
	09/2023	KRW	223,709		175	4	0
RBC	08/2023		$54	MXN	942	0	0
SCX	07/2023	AUD	4,215		$2,754	0	(54)
	07/2023	NZD	13,234		8,035	0	(87)
	07/2023		$114	AUD	171	0	0
	08/2023	AUD	171		$114	0	0
	09/2023	TWD	1,485		49	1	0
SOG	07/2023	AUD	2,552		1,669	0	(30)
	07/2023		$369	PLN	1,590	22	0
TOR	07/2023	AUD	1,350		$883	0	(16)
	07/2023		$139	AUD	210	1	0
	07/2023		30,229	CAD	39,998	13	(48)
	07/2023		30,633	GBP	24,107	0	(17)
	07/2023		86,674	JPY	12,480,995	0	(177)
	07/2023		11,433	NZD	18,773	88	0
	08/2023	AUD	210		$139	0	(1)
	08/2023	CAD	39,982		30,229	48	(13)
	08/2023	GBP	24,107		30,639	17	0
	08/2023	JPY	12,428,064		86,674	180	0
	08/2023	NZD	18,773		11,431	0	(88)
UAG	07/2023	AUD	309		202	0	(4)
	07/2023		$67	AUD	102	1	0
	08/2023	AUD	101		$67	0	(1)

Total Forward Foreign Currency Contracts						$7,447	$(19,843)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	32,700	$2,029	$7,175
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	67,300	4,227	14,204

Total Purchased Options	$6,256	$21,379

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,098)	$(2,591)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	182,300	(1,326)	0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	20,000	(139)	0

$(3,563)	$(2,591)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	232,900	$(661)	$(269)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	161,100	(2,030)	(11,883)
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.420	09/21/2023	556,100	(3,164)	(2,378)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/12/2023	325,400	(911)	(376)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	328,400	(4,335)	(24,896)

$(11,101)	$(39,802)

Total Written Options	$(14,664)	$(42,393)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$(110)	$0	$(136)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.210%	Maturity	07/14/2023	$72,200	$0	$(348)	$0	$(348)
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.370%	Maturity	07/06/2023	150,000	0	(1,502)	0	(1,502)
Receive	U.S. Treasury Inflation Protected Securities	N/A	5.240%	Maturity	07/24/2023	2,163,000	0	(37,940)	0	(37,940)
Receive	U.S. Treasury Inflation Protected Securities	N/A	5.210% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/23/2024	185,000	0	(1,097)	0	(1,097)

$0	$(40,887)	$0	$(40,887)

Total Swap Agreements	$(26)	$(40,997)	$0	$(41,023)

(l)

Securities with an aggregate market value of $74,907 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2023 (Unaudited)

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$227,003	$0	$227,003
Industrials	0	2,863	0	2,863
Utilities	0	289	0	289
U.S. Government Agencies	0	599,374	0	599,374
U.S. Treasury Obligations	0	7,315,116	0	7,315,116
Non-Agency Mortgage-Backed Securities	0	145,446	2,317	147,763
Asset-Backed Securities	0	945,790	214	946,004
Sovereign Issues	0	760,167	0	760,167
Preferred Securities
Financials	0	6,856	0	6,856
Short-Term Instruments
Commercial Paper	0	25,847	0	25,847
Repurchase Agreements	0	7,919	0	7,919
U.S. Treasury Bills	0	4,024	0	4,024

	$0	$10,040,694	$2,531	$10,043,225
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$22,668	$0	$0	$22,668

Total Investments	$22,668	$10,040,694	$2,531	$10,065,893

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(264)	$0	$(264)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,720	4,108	0	11,828
Over the counter	0	28,826	0	28,826

	$7,720	$32,934	$0	$40,654
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(912)	(11,431)	0	(12,343)
Over the counter	0	(103,259)	0	(103,259)

	$(912)	$(114,690)	$0	$(115,602)

Total Financial Derivative Instruments	$6,808	$(81,756)	$0	$(74,948)

Totals	$29,476	$9,958,674	$2,531	$9,990,681

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 204.0% ¤
CORPORATE BONDS & NOTES 5.0%
BANKING & FINANCE 4.8%
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$68	$57
3.950% due 07/01/2024		643	624
Banco Bilbao Vizcaya Argentaria SA 5.875% due 09/24/2023 •(e)(f)	EUR	400	433
Crown Castle, Inc. 3.150% due 07/15/2023		$2,734	2,731
Five Corners Funding Trust 4.419% due 11/15/2023		100	99
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,126	1,257
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	5,466	605
1.000% due 10/01/2050		18,087	1,909
1.000% due 10/01/2053		392	38
1.500% due 10/01/2053		13,007	1,409
2.000% due 10/01/2053		5,060	578
2.500% due 10/01/2047		2	0
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		2,215	246
1.000% due 10/01/2050		44,053	4,653
1.500% due 10/01/2053		1,481	148
Nykredit Realkredit AS
0.500% due 10/01/2043		29,800	3,289
1.000% due 10/01/2050		12,203	1,284
1.000% due 10/01/2053		75	7
1.500% due 10/01/2053		22,482	2,480
2.500% due 10/01/2047		2	0
Realkredit Danmark AS
1.000% due 10/01/2050		3,606	380
1.000% due 10/01/2053		10,211	1,017
1.500% due 10/01/2053		9,926	1,071
2.500% due 04/01/2047		7	1
UBS Group AG
0.650% due 09/10/2029	EUR	200	171
7.750% due 03/01/2029 •		100	121
UniCredit SpA 7.830% due 12/04/2023		$3,740	3,763

			28,371

INDUSTRIALS 0.2%
Toyota Tsusho Corp. 3.625% due 09/13/2023		800	797
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		119	118
VMware, Inc. 3.900% due 08/21/2027		161	153

			1,068

Total Corporate Bonds & Notes (Cost $38,167)			29,439

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae 4.944% due 09/01/2044 - 10/01/2044 •		7	7
Fannie Mae, TBA
5.500% due 09/01/2053		2,400	2,388
6.500% due 08/01/2053		4,300	4,388
Freddie Mac
3.759% due 09/01/2036 •		10	10
3.928% due 10/01/2036 •		13	13
5.793% due 12/15/2037 •		36	36
6.049% due 07/01/2036 •		27	28
Ginnie Mae 3.858% due 08/20/2068 •		1,214	1,183
Uniform Mortgage-Backed Security 4.000% due 09/01/2048 - 03/01/2049		78	74
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053		20,400	19,162

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

4.500% due 08/01/2053		13,100	12,601

Total U.S. Government Agencies (Cost $40,090)			39,890

U.S. TREASURY OBLIGATIONS 110.4%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024 (h)		$44,662	43,328
0.125% due 10/15/2024 (h)		44,461	42,890
0.125% due 04/15/2025 (h)		36,763	34,978
0.125% due 10/15/2025 (h)		32,505	30,822
0.125% due 04/15/2026 (h)		38,350	35,968
0.125% due 07/15/2026 (h)(j)(l)		24,785	23,286
0.125% due 10/15/2026 (h)		49,296	46,096
0.125% due 01/15/2030 (l)		531	476
0.125% due 07/15/2030 (l)		1,499	1,345
0.250% due 01/15/2025 (h)		43,039	41,263
0.250% due 02/15/2050 (l)		708	496
0.375% due 07/15/2025 (h)		49,498	47,375
0.375% due 01/15/2027 (h)		73,034	68,545
0.375% due 07/15/2027 (h)		24,189	22,681
0.500% due 01/15/2028 (h)		52,888	49,486
0.625% due 01/15/2026 (h)		38,076	36,313
0.625% due 07/15/2032 (h)		2,506	2,305
0.625% due 02/15/2043 (l)		454	373
0.750% due 07/15/2028 (h)		24,656	23,373
0.750% due 02/15/2045 (l)		387	320
0.875% due 01/15/2029 (l)		1,922	1,820
1.125% due 01/15/2033 (h)		3,692	3,540
1.250% due 04/15/2028		17,298	16,743
1.375% due 02/15/2044 (l)		96	91
1.625% due 10/15/2027 (h)		75,533	74,446
1.750% due 01/15/2028 (j)(l)		746	737

Total U.S. Treasury Obligations (Cost $673,459)			649,096

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%
Alliance Bancorp Trust 5.630% due 07/25/2037 •		1,442	1,232
BCAP LLC Trust 3.797% due 04/26/2036 ~		241	206
Bear Stearns Adjustable Rate Mortgage Trust
4.110% due 01/25/2035 «~		26	23
4.222% due 07/25/2036 ^~		49	43
4.524% due 02/25/2036 ^~		107	96
Bear Stearns ALT-A Trust 4.195% due 05/25/2035 ~		444	419
Chase Mortgage Finance Trust 3.883% due 12/25/2035 ^~		5	5
Citigroup Mortgage Loan Trust
4.321% due 03/25/2034 ~		28	26
6.980% due 05/25/2035 •		1	1
Countrywide Alternative Loan Trust 5.500% due 11/25/2035 ^		38	31
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		74	72
6.000% due 04/25/2036		171	92
Countrywide Home Loan Reperforming REMIC Trust 5.490% due 06/25/2035 •		21	19
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 5.850% due 10/25/2035 ^«•		163	75
Credit Suisse Mortgage Capital Certificates 5.428% due 10/26/2036 ~		9	8
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037 ^		244	106
Great Hall Mortgages PLC
5.152% due 03/18/2039 •	GBP	18	23
5.172% due 06/18/2038 •		14	18
GS Mortgage Securities Corp. Trust 8.547% due 08/15/2039 •		$3,500	3,504
GSR Mortgage Loan Trust
3.935% due 01/25/2036 ^~		31	30
4.662% due 09/25/2035 ~		3	3
HarborView Mortgage Loan Trust 5.597% due 05/19/2035 •		181	165
IndyMac INDX Mortgage Loan Trust 5.710% due 07/25/2035 •		1,445	1,051
Residential Asset Securitization Trust
5.500% due 05/25/2035 •		596	398
5.750% due 03/25/2037 ^		207	68
Structured Adjustable Rate Mortgage Loan Trust 4.387% due 03/25/2036 ^~		89	66
Structured Asset Mortgage Investments Trust 5.570% due 04/25/2036 •		4	3
Towd Point Mortgage Funding 5.531% due 10/20/2051	GBP	1,734	2,206

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust 3.778% due 08/25/2036 ^~		$4	4
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035 «		41	32
Wells Fargo Mortgage-Backed Securities Trust 4.478% due 10/25/2036 ~		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $10,899)			10,027

ASSET-BACKED SECURITIES 18.0%
ACE Securities Corp. Home Equity Loan Trust
6.275% due 04/25/2035 •		1,144	967
Adagio CLO DAC 3.897% due 10/15/2031 •	EUR	300	321
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •		$2,658	2,641
Apidos CLO 6.200% due 10/20/2030 •		1,450	1,433
Ares European CLO DAC
3.787% due 04/15/2030 •	EUR	688	737
3.837% due 10/15/2030 •		596	638
Argent Mortgage Loan Trust 5.630% due 05/25/2035 •		$310	280
Armada Euro CLO DAC 3.897% due 07/15/2031 •	EUR	400	427
Bain Capital Euro CLO DAC 3.940% due 01/20/2032 •		1,193	1,273
BDS Ltd. 6.876% due 03/19/2039 •		$700	692
Benefit Street Partners CLO Ltd. 6.290% due 01/17/2032 •		1,100	1,088
BlueMountain Fuji EUR CLO DAC 4.087% due 01/15/2033 •	EUR	3,200	3,405
Bosphorus CLO DAC 4.346% due 12/15/2030 •		801	861
Carlyle Euro CLO DAC 3.953% due 08/15/2030 •		1,268	1,352
Carlyle Global Market Strategies Euro CLO DAC 4.073% due 11/15/2031 •		500	535
CIFC European Funding CLO DAC 4.227% due 01/15/2034 •		4,300	4,602
CIFC Funding Ltd. 6.262% due 04/18/2031 •		$1,200	1,190
CIT Mortgage Loan Trust
6.500% due 10/25/2037 •		127	127
6.650% due 10/25/2037 •		400	389
Citigroup Mortgage Loan Trust
5.420% due 05/25/2037 •		3,400	3,067
5.610% due 12/25/2036 •		36	23
5.645% due 10/25/2036 •		1,046	1,002
Countrywide Asset-Backed Certificates Trust
5.290% due 05/25/2035 •		53	51
5.290% due 07/25/2037 •		306	278
5.340% due 11/25/2037 •		4,110	3,778
5.350% due 09/25/2037 •		80	70
5.630% due 05/25/2036 •		3,292	2,677
5.650% due 03/25/2037 •		868	818
5.805% due 04/25/2036 ^~		323	284
Crestline Denali CLO Ltd. 6.280% due 04/20/2030 •		732	726
Dryden Euro CLO DAC 4.157% due 01/17/2033 •	EUR	1,700	1,807
Elevation CLO Ltd.
6.205% due 10/25/2030 •		$3,854	3,827
6.478% due 10/15/2029 •		587	587
First Franklin Mortgage Loan Trust
5.260% due 12/25/2037 •		1,446	1,357
5.855% due 11/25/2036 •		1,987	1,897
6.020% due 09/25/2035 •		1,979	1,949
Fremont Home Loan Trust
5.285% due 10/25/2036 •		454	400
5.885% due 07/25/2035 «•		1	1
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •		3,000	2,982
GSAMP Trust
5.885% due 09/25/2035 ^•		25	24
6.125% due 03/25/2035 ^•		423	377
Harvest CLO DAC 3.937% due 07/15/2031 •	EUR	800	852
Home Equity Asset Trust 4.279% due 10/25/2035 •		$1,500	1,438
Home Equity Mortgage Loan Asset-Backed Trust 5.370% due 04/25/2037 •		383	286
HSI Asset Securitization Corp. Trust 5.690% due 02/25/2036 •		239	235

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

IndyMac INDB Mortgage Loan Trust 5.290% due 07/25/2036 •		3,602	1,128
KKR CLO Ltd.
6.210% due 07/15/2030 •		642	637
6.440% due 01/15/2031 •		484	479
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		3,379	2,428
Lehman XS Trust 4.284% due 06/25/2036 þ		806	757
Long Beach Mortgage Loan Trust 5.390% due 08/25/2036 •		303	125
Magnetite Ltd. 6.201% due 11/15/2028 •		1,355	1,347
Man GLG Euro CLO DAC 4.047% due 01/15/2030 •	EUR	264	284
MASTR Asset-Backed Securities Trust 5.490% due 06/25/2036 •		$884	772
Merrill Lynch Mortgage Investors Trust
5.570% due 02/25/2037 •		5,576	1,679
5.870% due 05/25/2036 •		29	29
MF1 LLC 7.226% due 06/19/2037 •		800	798
MidOcean Credit CLO 6.429% due 02/20/2031 •		695	688
NovaStar Mortgage Funding Trust 5.855% due 01/25/2036 •		411	405
OCP Euro CLO DAC 3.997% due 01/15/2032 •	EUR	2,961	3,190
Octagon Investment Partners Ltd. 6.321% due 02/14/2031 •		$1,200	1,186
OZLM Ltd.
6.350% due 10/20/2031 •		400	394
6.549% due 10/30/2030 •		788	785
Palmer Square Loan Funding Ltd. 6.060% due 10/15/2029 •		528	523
Rad CLO Ltd. 6.393% due 07/24/2032 •		4,300	4,241
Renaissance Home Equity Loan Trust 6.250% due 09/25/2037 •		3,136	1,383
Residential Asset Securities Corp. Trust
5.430% due 09/25/2036 •		2,967	2,885
5.630% due 08/25/2036 •		1,358	1,225
Securitized Asset-Backed Receivables LLC Trust
5.650% due 05/25/2036 •		3,680	1,980
5.825% due 10/25/2035 •		4,553	4,280
Sound Point CLO Ltd. 6.263% due 01/23/2029 •		77	77
Soundview Home Loan Trust 5.350% due 06/25/2037 •		3,008	2,056
Specialty Underwriting & Residential Finance Trust 5.470% due 09/25/2037 •		6,781	3,833
Structured Asset Securities Corp. 5.810% due 02/25/2035 •		15	15
Structured Asset Securities Corp. Mortgage Loan Trust 5.720% due 10/25/2036 •		749	724
Symphony CLO Ltd. 6.140% due 04/15/2028 •		121	120
TCI-Symphony CLO Ltd. 6.262% due 10/13/2032 •		4,300	4,252
TCW CLO Ltd. 6.225% due 04/25/2031 •		3,800	3,761
Toro European CLO DAC 3.917% due 10/15/2030 •	EUR	828	886
Venture CLO Ltd. 6.140% due 04/15/2027 •		$675	673
Vibrant CLO Ltd. 6.290% due 09/15/2030 •		836	827
Voya CLO Ltd. 6.458% due 10/15/2030 •		640	638
Wells Fargo Home Equity Asset-Backed Securities Trust 7.550% due 12/25/2034 •		563	552

Total Asset-Backed Securities (Cost $110,094)			105,793

SOVEREIGN ISSUES 12.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		541	150
1.500% due 07/09/2035 þ		354	102
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	4,869	3,961
Denmark Government International Bond 0.100% due 11/15/2023 (d)	DKK	17,213	2,526
France Government International Bond
0.100% due 07/25/2038 (d)	EUR	3,561	3,619
2.100% due 07/25/2023 (d)		2,472	2,695

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		2,016	2,013
1.400% due 05/26/2025 (d)		30,324	32,765
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	946,409	6,913
0.100% due 03/10/2029 (d)		1,487,900	10,915
New Zealand Government International Bond 3.000% due 09/20/2030 (d)	NZD	12,427	7,972

Total Sovereign Issues (Cost $81,940)			73,631

		SHARES
COMMON STOCKS 1.5%
CONSUMER DISCRETIONARY 0.9%
Hilton Worldwide Holdings, Inc.		18,507	2,694
Marriott International, Inc. 'A'		13,556	2,490

			5,184

REAL ESTATE 0.6%
Howard Hughes Corp. (a)		47,101	3,717

Total Common Stocks (Cost $8,333)			8,901

PREFERRED SECURITIES 0.2%
FINANCIALS 0.2%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		917,000	839

Total Preferred Securities (Cost $917)			839

REAL ESTATE INVESTMENT TRUSTS 47.5%
REAL ESTATE 47.5%
Alexandria Real Estate Equities, Inc.		13,108	1,488
American Assets Trust, Inc.		149,657	2,873
American Homes 4 Rent		223,930	7,938
American Tower Corp.		2,698	523
Americold Realty Trust, Inc.		199,761	6,452
Apartment Income REIT Corp.		7,474	270
AvalonBay Communities, Inc.		99,126	18,762
Boston Properties, Inc.		99,350	5,722
Brixmor Property Group, Inc.		170,924	3,760
Camden Property Trust		80,540	8,768
Corporate Office Properties Trust		112,336	2,668
Cousins Properties, Inc.		96,083	2,191
Crown Castle, Inc.		25,600	2,917
CubeSmart		125,315	5,597
Digital Realty Trust, Inc.		58,143	6,621
Equinix, Inc.		3,120	2,446
Equity LifeStyle Properties, Inc.		31,904	2,134
Equity Residential		2,283	151
Essex Property Trust, Inc.		31,627	7,410
Extra Space Storage, Inc.		2,527	376
First Industrial Realty Trust, Inc.		182,669	9,616
Gaming & Leisure Properties, Inc.		194,640	9,432
Healthpeak Properties, Inc.		430,783	8,659
Highwoods Properties, Inc.		73,373	1,754
Host Hotels & Resorts, Inc.		188,732	3,176
InvenTrust Properties Corp.		111,077	2,570
Invitation Homes, Inc.		252,105	8,672
Kilroy Realty Corp.		144,854	4,359
Kimco Realty Corp.		390,298	7,697
Life Storage, Inc.		28,797	3,829
Mid-America Apartment Communities, Inc.		30,483	4,629
National Storage Affiliates Trust		139,556	4,861
Park Hotels & Resorts, Inc.		23,943	307
Prologis, Inc.		70,145	8,602
Public Storage		6,986	2,039
Realty Income Corp.		37,105	2,218
Regency Centers Corp.		101,833	6,290
Retail Opportunity Investments Corp.		266,203	3,596
Rexford Industrial Realty, Inc.		105,498	5,509
RLJ Lodging Trust		854,711	8,778
Ryman Hospitality Properties, Inc.		74,816	6,952
SBA Communications Corp.		24,553	5,690
Simon Property Group, Inc.		115,012	13,282
SITE Centers Corp.		283,421	3,747
Sun Communities, Inc.		74,998	9,784
Sunstone Hotel Investors, Inc.		410,104	4,150

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

UDR, Inc.		164,259	7,057
Ventas, Inc.		104,779	4,953
VICI Properties, Inc.		637,989	20,052
WP Carey, Inc.		114,329	7,724

Total Real Estate Investment Trusts (Cost $247,960)			279,051

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
COMMERCIAL PAPER 0.3%
AT&T, Inc. 5.700% due 03/19/2024		$1,800	1,723

REPURCHASE AGREEMENTS (g) 0.1%			633

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (b)(c)(d)	ARS	60,652	124

Total Short-Term Instruments (Cost $2,477)			2,480

Total Investments in Securities (Cost $1,214,336)			1,199,147

		SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III		664,305	6,459

Total Short-Term Instruments (Cost $6,459)			6,459

Total Investments in Affiliates (Cost $6,459)			6,459

Total Investments 205.1% (Cost $1,220,795)			$1,205,606
Financial Derivative Instruments (i)(k) (0.8)%(Cost or Premiums, net $(933))			(4,541)
Other Assets and Liabilities, net (104.3)%			(613,325)

Net Assets 100.0%			$587,740

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$633	U.S. Treasury Notes 4.625% due 06/30/2025	$(646)	$633	$633

Total Repurchase Agreements	$(646)	$633	$633

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.180%	06/14/2023	07/05/2023	$(14,360)	$(14,399)
BSN	5.170	06/20/2023	07/13/2023	(9,483)	(9,501)
5.180	05/04/2023	07/06/2023	(408,146)	(411,670)
5.180	05/08/2023	07/06/2023	(31,171)	(31,422)
5.180	06/01/2023	07/06/2023	(24,047)	(24,157)
5.180	06/07/2023	07/06/2023	(43,169)	(43,331)
5.180	06/08/2023	07/06/2023	(36,941)	(37,074)
CIB	5.170	06/15/2023	07/27/2023	(15,929)	(15,970)
5.170	06/27/2023	07/27/2023	(1,074)	(1,075)
DEU	5.180	06/22/2023	07/06/2023	(2,032)	(2,036)
5.180	06/26/2023	07/10/2023	(1,732)	(1,733)

Total Reverse Repurchase Agreements	$(592,368)

(h)	Securities with an aggregate market value of $591,743 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(640,645) at a weighted average interest rate of 5.076%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$113.000	07/21/2023	90	$90	$(64)	$(100)

Total Written Options	$(64)	$(100)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2023	244	$26,131	$(491)	$0	$0
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	204	24,161	(240)	61	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	147	20,024	184	184	0

$(547)	$245	$0

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2023	2	$(155)	$0	$2	$0
Euro-Bobl September Futures	09/2023	51	(6,439)	84	28	0
Euro-BTP Italy Government Bond September Futures	09/2023	100	(11,419)	108	27	0
Euro-BTP September Futures	09/2023	53	(6,715)	(55)	54	(2)
Euro-Bund September Futures	09/2023	152	(22,182)	62	156	(17)
Euro-Buxl 30-Year Bond September Futures	09/2023	11	(1,676)	(24)	19	(9)
Euro-Oat September Futures	09/2023	59	(8,266)	46	63	(4)
Euro-Schatz September Futures	09/2023	1,270	(145,304)	1,176	242	0
Gold 100 oz. August Futures	08/2023	8	(1,544)	(10)	0	(9)
Japan Government 10-Year Bond September Futures	09/2023	26	(26,767)	(96)	20	(11)
U.S. Treasury 2-Year Note September Futures	09/2023	382	(77,677)	876	12	0
U.S. Treasury 10-Year Note September Futures	09/2023	650	(72,973)	1,265	0	(91)
U.S. Treasury Long-Term Bond September Futures	09/2023	505	(64,088)	57	0	(379)

$3,489	$623	$(522)

Total Futures Contracts	$2,942	$868	$(522)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2023	0.276%	$700	$(40)	$43	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$3,234	$(260)	$111	$(149)	$0	$(21)
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	6,468	(617)	308	(309)	0	(44)

$(877)	$419	$(458)	$0	$(65)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	03/20/2028	JPY	190,000	$(4)	$2	$(2)	$1	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	613,200	(33)	5	(28)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	979,000	19	(41)	(22)	6	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$26,200	(108)	157	49	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028	10,600	(2)	1,016	1,014	0	(6)
Receive(7)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028	5,700	(1)	544	543	0	(3)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Pay(7)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		23,500	(182)	(422)	(604)	66	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		2,200	1	(587)	(586)	20	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		1,200	0	(339)	(339)	11	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		10,500	201	246	447	0	(109)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	45,500	0	(1,169)	(1,169)	0	(15)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,700	(8)	(179)	(187)	0	(6)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		4,100	(22)	(437)	(459)	0	(15)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,900	(14)	(199)	(213)	0	(7)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		3,800	(14)	(357)	(371)	0	(14)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,700	(6)	(160)	(166)	0	(6)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		7,900	0	(98)	(98)	0	(46)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		36,500	97	(37)	60	0	(232)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,700	229	1,698	1,927	18	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,900	2	2,024	2,026	19	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		8,700	542	3,973	4,515	42	0
Receive(7)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		1,200	32	(28)	4	8	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		1,100	(3)	(12)	(15)	1	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		900	0	26	26	0	(1)
Receive	CPTFEMU	2.975	Maturity	08/15/2027		3,700	15	36	51	0	(3)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		3,600	20	161	181	0	(3)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		8,200	(56)	(1,830)	(1,886)	18	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	310	364	0	(5)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,500	(23)	79	56	0	(2)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		1,900	0	92	92	0	(2)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		2,460	3	(188)	(185)	1	0
Pay	CPTFEMU	1.243	Maturity	08/15/2039		930	0	(316)	(316)	2	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		100	0	(13)	(13)	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		500	(13)	(51)	(64)	0	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		700	1	(91)	(90)	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		350	0	(58)	(58)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		1,000	0	(57)	(57)	0	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		900	1	(13)	(12)	0	(1)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		600	4	(8)	(4)	0	(1)
Receive	CPURNSA	2.768	Maturity	05/13/2026		$3,000	0	219	219	4	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		2,100	0	148	148	2	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	323	324	5	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		100	0	8	8	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		8,900	0	1,285	1,285	5	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	607	607	2	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	(860)	(840)	0	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		3,130	0	(272)	(272)	0	(3)
Pay	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	(406)	(406)	0	(5)
Pay	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	(417)	(417)	0	(5)
Pay	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	(1,633)	(1,633)	0	(17)
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(287)	(288)	0	(2)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(890)	(890)	0	(8)
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	(879)	(874)	0	(5)
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(1,050)	(1,050)	0	(8)
Receive	CPURNSA	2.311	Maturity	02/24/2031		25,600	21	2,742	2,763	12	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	6,700	(3)	642	639	0	(5)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		1,280	5	(245)	(240)	6	0

							$780	$2,709	$3,489	$252	$(535)

Total Swap Agreements							$(137)	$3,171	$3,034	$252	$(600)

(j)	Securities with an aggregate market value of $1,256 and cash of $9,699 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	Unsettled variation margin asset of $2 for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						This instrument has a forward starting effective date.
(k)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2023	AUD	276		$181	$0	$(3)
	07/2023		$13	AUD	19	0	0
	08/2023	AUD	19		$13	0	0
BOA	07/2023		1,760		1,149	0	(23)
	07/2023	DKK	39,643		5,724	0	(85)
	07/2023	JPY	71,600		515	19	0
	07/2023	NZD	3,831		2,324	0	(27)
	07/2023		$10,220	DKK	69,486	0	(36)
	07/2023		330	EUR	305	3	0
	08/2023	DKK	69,371		$10,220	37	0
BPS	07/2023	AUD	566		369	0	(8)
	07/2023	DKK	140		20	0	0
	07/2023	EUR	1,138		1,241	0	(1)
	07/2023	JPY	2,135,977		15,374	571	0
	07/2023	NZD	93		56	0	(1)
	07/2023		$453	DKK	3,095	0	0
	07/2023		65,445	EUR	59,729	0	(269)
	08/2023	EUR	59,393		$65,168	270	0
	08/2023		$631	NZD	1,038	6	0
CBK	07/2023	CAD	5,318		$3,903	0	(112)
	07/2023		$6,407	AUD	9,577	0	(27)
	08/2023	AUD	16		$11	0	0
CLY	07/2023	DKK	116,503		16,816	0	(257)
JPM	07/2023	AUD	1,691		1,105	0	(21)
	07/2023		$714	DKK	4,885	3	(2)
	07/2023		5,257	JPY	751,781	0	(47)
	07/2023		390	MXN	6,865	10	0
	08/2023	JPY	748,587		$5,257	47	0
MBC	07/2023	GBP	3,015		3,732	0	(97)
	07/2023		$353	EUR	330	7	0
MYI	07/2023	NZD	254		$154	0	(2)
	07/2023		$8,793	DKK	59,980	0	(3)
	07/2023		466	EUR	436	9	0
	08/2023	DKK	59,880		$8,793	3	0
RBC	08/2023	MXN	3,535		204	0	(1)
SCX	07/2023	AUD	2,386		1,559	0	(30)
	07/2023	NZD	9,977		6,058	0	(65)
	07/2023		$19	AUD	28	0	0
	08/2023	AUD	28		$19	0	0
SOG	07/2023		1,826		1,195	0	(22)
	07/2023	EUR	59,662		64,181	0	(922)
TOR	07/2023	AUD	966		632	0	(12)
	07/2023		$23	AUD	35	0	0
	07/2023		4,020	CAD	5,319	2	(7)
	07/2023		3,831	GBP	3,015	0	(2)
	07/2023		10,109	JPY	1,455,695	0	(21)
	07/2023		8,621	NZD	14,155	67	0
	08/2023	AUD	35		$23	0	0
	08/2023	CAD	5,317		4,019	6	(2)
	08/2023	GBP	3,015		3,832	2	0
	08/2023	JPY	1,449,521		10,109	21	0
	08/2023	NZD	14,155		8,620	0	(66)
UAG	07/2023	AUD	221		145	0	(3)
	07/2023		$11	AUD	17	0	0
	08/2023	AUD	17		$11	0	0
	08/2023	DKK	18,812		2,743	0	(18)

Total Forward Foreign Currency Contracts						$1,083	$(2,192)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	4,200	$261	$922
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	8,700	546	1,836

Total Purchased Options	$807	$2,758

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(287)	$(354)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,900	(137)	0

$(424)	$(354)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	14,500	$(41)	$(17)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	20,800	(262)	(1,534)
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.420	09/21/2023	34,100	(194)	(146)
JPM	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/12/2023	20,300	(57)	(23)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	42,500	(561)	(3,222)

$(1,115)	$(4,942)

Total Written Options	$(1,539)	$(5,296)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	Park Hotels and Resorts, Inc.	336,272	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	$4,311	$0	$30	$30	$0
Receive	Realty Income Corp.	145,627	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	8,707	0	(3)	0	(3)
MYI	Receive	DWRTFT Index	9,367	5.260% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	109,200	0	(473)	0	(473)

$0	$(446)	$30	$(476)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	Equity Residential	224,592	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/02/2023	$14,816	$0	$86	$86	$0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

	Receive	Host Hotels & Resorts, Inc.	230,809	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	3,885	0	17	17	0
	Receive	Crown Castle, Inc.	10,000	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	1,139	0	(5)	0	(5)
	Receive	Extra Space Storage, Inc.	16,038	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	2,387	0	(11)	0	(11)
JPM	Receive	Prologis, Inc.	195,037	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	23,917	0	(111)	0	(111)
	Receive	Equinix, Inc.	37,964	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	29,762	0	(131)	0	(131)
MYI	Receive	Alexandria Real Estate Equities, Inc.	2,663	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	302	0	2	2	0
	Receive	American Homes 4 Rent	123,000	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	4,360	0	(19)	0	(19)
	Receive	American Tower Corp.	41,000	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	7,952	0	30	30	0
	Receive	Apartment Income REIT Corp.	15,502	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	560	0	(3)	0	(3)
	Receive	Equity LifeStyle Properties, Inc.	156,000	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	10,435	0	25	25	0
	Receive	First Industrial Realty Trust, Inc.	41,000	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	2,158	0	3	3	0
	Receive	Gaming and Leisure Properties, Inc.	54,000	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	2,617	0	(12)	0	(12)
	Receive	Invitation Homes, Inc.	288,000	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	9,907	0	(44)	0	(44)
	Receive	Prologis, Inc.	42,750	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	5,242	0	(24)	0	(24)
	Receive	Rexford Industrial Realty, Inc.	41,000	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	2,141	0	5	5	0
	Receive	SBA Communications Corp.	17,000	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	3,940	0	(17)	0	(17)
	Receive	Sun Communities, Inc.	14,000	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/06/2023	1,827	0	5	5	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

	Receive	Alexandria Real Estate Equities, Inc.	64,042	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	7,268	0	46	46	0
	Receive	Apartment Income REIT Corp.	104,521	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	3,772	0	(17)	0	(17)
	Receive	Digital Realty Trust, Inc.	77,376	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	8,811	0	(36)	0	(36)
	Receive	Prologis, Inc.	71,000	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	8,707	0	(40)	0	(40)
	Receive	PSA Treasury Pte Ltd.	63,855	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	18,638	0	(82)	0	(82)
	Receive	Simon Property Group, Inc.	97,414	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	11,249	0	(47)	0	(47)
	Receive	Vici Properities, Inc.	128,600	5.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	4,042	0	32	32	0

								$0	$(348)	$251	$(599)

Total Swap Agreements								$0	$(794)	$281	$(1,075)

(l)

Securities with an aggregate market value of $2,610 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$28,371		$0	$28,371
Industrials						0	1,068		0	1,068
U.S. Government Agencies						0	39,890		0	39,890
U.S. Treasury Obligations						0	649,096		0	649,096
Non-Agency Mortgage-Backed Securities						0	9,897		130	10,027
Asset-Backed Securities						0	105,792		1	105,793
Sovereign Issues						0	73,631		0	73,631
Common Stocks
Consumer Discretionary						5,184	0		0	5,184
Real Estate						3,717	0		0	3,717
Preferred Securities
Financials						0	839		0	839
Real Estate Investment Trusts
Real Estate						279,051	0		0	279,051
Short-Term Instruments
Commercial Paper						0	1,723		0	1,723
Repurchase Agreements						0	633		0	633
Argentina Treasury Bills						0	124		0	124

						$287,952	$911,064		$131	$1,199,147
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$6,459	$0		$0	$6,459

Total Investments						$294,411	$911,064		$131	$1,205,606

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						611	509		0	1,120
Over the counter						0	4,122		0	4,122

						$611	$4,631		$0	$5,242

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(52)	(1,170)	0	(1,222)
Over the counter	0	(8,563)	0	(8,563)

	$(52)	$(9,733)	$0	$(9,785)

Total Financial Derivative Instruments	$559	$(5,102)	$0	$(4,543)

Totals	$294,970	$905,962	$131	$1,201,063

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Short Asset Investment Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.1% ¤
CORPORATE BONDS & NOTES 39.6%
BANKING & FINANCE 27.8%
AerCap Ireland Capital DAC
1.150% due 10/29/2023	$24,113	$23,730
5.772% (SOFRRATE + 0.680%) due 09/29/2023 ~	7,905	7,894
American Express Co.
5.801% (SOFRINDX + 0.720%) due 05/03/2024 ~	215	215
6.052% (US0003M + 0.750%) due 08/03/2023 ~	578	578
American Honda Finance Corp. 5.478% (TSFR3M + 0.542%) due 01/12/2024 ~	2,221	2,221
American Tower Corp.
0.600% due 01/15/2024	9,084	8,833
5.000% due 02/15/2024	10,000	9,944
Athene Global Funding
0.950% due 01/08/2024	6,037	5,859
1.200% due 10/13/2023	7,557	7,438
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023	31,445	31,121
Banco Santander SA
2.706% due 06/27/2024	11,529	11,156
3.892% due 05/24/2024	14,190	13,917
5.770% due 06/30/2024 •	5,000	4,973
Bank of America Corp.
3.864% due 07/23/2024 •	4,180	4,175
5.501% (SOFRRATE + 0.410%) due 06/14/2024 ~	28,537	28,499
5.791% due 10/24/2024 •	400	400
Bank of Montreal 5.440% (SOFRINDX + 0.350%) due 12/08/2023 ~	1,773	1,773
Bank of Nova Scotia
5.351% (SOFRRATE + 0.260%) due 09/15/2023 ~	200	200
5.474% (SOFRINDX + 0.445%) due 04/15/2024 ~	9,500	9,487
6.050% (SOFRINDX + 0.960%) due 03/11/2024 ~	19,750	19,812
Banque Federative du Credit Mutuel SA
3.750% due 07/20/2023	250	250
6.210% (US0003M + 0.960%) due 07/20/2023 ~	300	300
BNP Paribas SA 3.800% due 01/10/2024	31,683	31,289
BPCE SA
4.000% due 09/12/2023	2,975	2,962
6.780% (US0003M + 1.240%) due 09/12/2023 ~	15,628	15,646
Canadian Imperial Bank of Commerce
5.490% (SOFRINDX + 0.400%) due 12/14/2023 ~	2,218	2,216
6.204% (US0003M + 0.660%) due 09/13/2023 ~	11,092	11,102
CNH Industrial Capital LLC
1.950% due 07/02/2023	4,131	4,131
4.200% due 01/15/2024	9,057	8,969
Credit Suisse AG 5.470% (SOFRINDX + 0.380%) due 08/09/2023 ~	37,000	36,941
Danske Bank AS 6.600% (US0003M + 1.060%) due 09/12/2023 ~	36,680	36,732
Deutsche Bank AG
0.962% due 11/08/2023	12,058	11,817
3.700% due 05/30/2024	2,000	1,947
5.589% due 11/08/2023 •	16,151	16,117
Discover Bank 4.200% due 08/08/2023	3,000	2,994
First Abu Dhabi Bank PJSC 6.174% (US0003M + 0.850%) due 08/08/2023 ~	7,500	7,507
Five Corners Funding Trust 4.419% due 11/15/2023	5,075	5,020
GA Global Funding Trust
1.000% due 04/08/2024	15,400	14,691
1.250% due 12/08/2023	7,985	7,800
General Motors Financial Co., Inc.
1.700% due 08/18/2023	5,415	5,387
3.950% due 04/13/2024	3,000	2,954
5.100% due 01/17/2024	6,145	6,124
6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~	8,260	8,266
Goldman Sachs Group, Inc.
5.700% due 11/01/2024	29,000	28,967
6.481% (SOFRRATE + 1.390%) due 03/15/2024 ~	700	703
7.063% (TSFR3M + 1.862%) due 11/29/2023 ~	200	201

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2023 (Unaudited)

Hana Bank 6.068% (US0003M + 0.800%) due 07/26/2023 ~	4,000	4,001
Hyundai Capital Services, Inc. 0.750% due 09/15/2023	2,000	1,979
ING Groep NV
4.100% due 10/02/2023	30,200	30,064
6.533% (US0003M + 1.000%) due 10/02/2023 ~	5,575	5,581
Jackson Financial, Inc. 1.125% due 11/22/2023	19,186	18,838
John Deere Capital Corp. 5.117% (SOFRRATE + 0.120%) due 07/10/2023 ~	460	460
JPMorgan Chase & Co.
3.797% due 07/23/2024 •	20,667	20,643
4.023% due 12/05/2024 •	9,500	9,419
Lloyds Banking Group PLC 4.050% due 08/16/2023	20,969	20,925
Mitsubishi HC Capital, Inc. 3.960% due 09/19/2023	5,000	4,975
Mitsubishi UFJ Financial Group, Inc.
3.761% due 07/26/2023	20,700	20,673
6.128% (US0003M + 0.860%) due 07/26/2023 ~	8,799	8,801
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •	500	500
6.201% (US0003M + 0.990%) due 07/10/2024 ~	30,700	30,701
Morgan Stanley
5.519% (SOFRRATE + 0.455%) due 01/25/2024 ~	29,000	28,975
5.555% (SOFRRATE + 0.466%) due 11/10/2023 ~	5,731	5,728
Nationwide Building Society 0.550% due 01/22/2024	8,252	8,010
New York Life Global Funding
5.406% (SOFRINDX + 0.360%) due 10/21/2023 ~	600	600
5.520% (SOFRINDX + 0.430%) due 06/06/2024 ~	22,000	21,990
Nissan Motor Acceptance Co. LLC 3.875% due 09/21/2023	2,800	2,785
Nordea Bank Abp
3.750% due 08/30/2023	9,550	9,524
6.403% (US0003M + 0.940%) due 08/30/2023 ~	1,000	1,001
ORIX Corp. 4.050% due 01/16/2024	24,278	24,004
Pacific Life Global Funding 5.890% (SOFRINDX + 0.800%) due 12/06/2024 ~	9,000	8,962
Royal Bank of Canada 5.511% (SOFRINDX + 0.450%) due 10/26/2023 ~	800	800
Skandinaviska Enskilda Banken AB 5.816% (US0003M + 0.320%) due 09/01/2023 ~	1,615	1,615
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023	1,100	1,099
Societe Generale SA
3.875% due 03/28/2024	10,000	9,788
4.250% due 09/14/2023	5,000	4,977
Sumitomo Mitsui Financial Group, Inc.
6.060% (TSFR3M + 1.062%) due 10/16/2023 ~	10,779	10,792
6.125% (US0003M + 0.860%) due 07/19/2023 ~	1,120	1,120
Toronto-Dominion Bank
5.445% (SOFRRATE + 0.355%) due 03/04/2024 ~	2,772	2,770
5.542% (SOFRRATE + 0.450%) due 09/28/2023 ~	8,550	8,552
5.905% (US0003M + 0.640%) due 07/19/2023 ~	697	697
6.000% (SOFRRATE + 0.910%) due 03/08/2024 ~	10,000	10,024
Toyota Motor Credit Corp.
5.340% (SOFRINDX + 0.330%) due 01/11/2024 ~	4,905	4,905
5.742% (SOFRINDX + 0.650%) due 12/29/2023 ~	2,885	2,888
5.810% due 12/11/2023 •	15,700	15,721
UBS AG 5.450% (SOFRRATE + 0.360%) due 02/09/2024 ~	1,316	1,313
Westpac Banking Corp. 6.194% (TSFR3M + 1.032%) due 02/26/2024 ~	2,113	2,118

		831,576

INDUSTRIALS 8.5%
Baxter International, Inc. 5.351% (SOFRINDX + 0.260%) due 12/01/2023 ~	7,698	7,681
Bayer U.S. Finance LLC
3.875% due 12/15/2023	12,118	12,003
6.562% (US0003M + 1.010%) due 12/15/2023 ~	7,212	7,205
6.562% due 12/15/2023	9,100	9,091
Boeing Co. 1.433% due 02/04/2024	14,050	13,679
Charter Communications Operating LLC
4.500% due 02/01/2024	16,000	15,862
6.949% (TSFR3M + 1.912%) due 02/01/2024 ~	4,733	4,753
Chevron USA, Inc. 5.539% (US0003M + 0.200%) due 08/11/2023 ~	154	154
Cigna Group 6.150% (US0003M + 0.890%) due 07/15/2023 ~	9,431	9,429

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2023 (Unaudited)

CNH Industrial NV 4.500% due 08/15/2023	16,242	16,217
Conagra Brands, Inc. 4.300% due 05/01/2024	10,000	9,867
Daimler Truck Finance North America LLC 1.125% due 12/14/2023	3,295	3,227
Energy Transfer LP
4.200% due 09/15/2023	15,701	15,644
4.500% due 11/01/2023	1,500	1,494
Fox Corp. 4.030% due 01/25/2024	3,696	3,660
Georgia-Pacific LLC 3.734% due 07/15/2023	7,044	7,039
HCA, Inc. 5.000% due 03/15/2024	14,730	14,640
Hyundai Capital America 1.250% due 09/18/2023	3,000	2,972
Keurig Dr Pepper, Inc. 0.750% due 03/15/2024	2,400	2,317
Penske Truck Leasing Co. LP 4.125% due 08/01/2023	400	399
Roche Holdings, Inc. 5.420% (SOFRRATE + 0.330%) due 09/11/2023 ~	1,025	1,025
SK Broadband Co. Ltd. 3.875% due 08/13/2023	5,310	5,298
SK Hynix, Inc. 1.000% due 01/19/2024	12,141	11,802
Thermo Fisher Scientific, Inc. 5.422% (SOFRINDX + 0.390%) due 10/18/2023 ~	3,526	3,526
VMware, Inc. 0.600% due 08/15/2023	30,394	30,213
Volkswagen Group of America Finance LLC
4.250% due 11/13/2023	1,400	1,392
6.040% (SOFRRATE + 0.950%) due 06/07/2024 ~	31,700	31,779
Warnermedia Holdings, Inc. 3.528% due 03/15/2024	11,700	11,491

		253,859

UTILITIES 3.3%
American Electric Power Co., Inc. 5.779% (US0003M + 0.480%) due 11/01/2023 ~	2,895	2,893
AT&T, Inc. 6.720% (US0003M + 1.180%) due 06/12/2024 ~	4,584	4,625
British Telecommunications PLC 4.500% due 12/04/2023	6,808	6,770
Dominion Energy, Inc. 6.082% (US0003M + 0.530%) due 09/15/2023 ~	34,304	34,305
Mississippi Power Co. 5.392% (SOFRRATE + 0.300%) due 06/28/2024 ~	5,000	4,965
National Rural Utilities Cooperative Finance Corp. 5.489% (SOFRRATE + 0.400%) due 08/07/2023 ~	882	882
NextEra Energy Capital Holdings, Inc.
5.481% (SOFRINDX + 0.400%) due 11/03/2023 ~	37,500	37,496
6.112% (SOFRINDX + 1.020%) due 03/21/2024 ~	955	955
Pacific Gas & Electric Co. 1.700% due 11/15/2023	5,000	4,915

		97,806

Total Corporate Bonds & Notes (Cost $1,185,110)		1,183,241

U.S. GOVERNMENT AGENCIES 9.7%
Fannie Mae
3.166% due 08/25/2050 •	2,725	2,578
4.250% due 12/25/2044 •	11,523	11,187
4.322% due 09/25/2049 •	5,296	5,160
4.331% due 11/25/2044 •	2,049	1,992
4.345% due 05/01/2038 •	2,640	2,678
4.398% due 05/25/2050 •	6,189	6,160
4.464% due 09/25/2055 •	1,986	1,939
5.450% due 04/25/2036 - 06/25/2042 •	1,019	994
5.500% due 07/25/2036 - 06/25/2043 •	164	160
5.550% due 02/25/2042 •	312	306
5.600% due 08/25/2049 •	300	290
5.650% due 02/25/2042 •	220	215
5.670% due 03/25/2042 •	39	39
5.690% due 07/25/2037 •	45	45
5.700% due 10/25/2041 •	70	69
Federal Home Loan Bank
5.280% due 05/06/2024	28,000	27,917
5.330% due 05/24/2024	30,000	29,924
5.350% due 05/17/2024	25,000	24,956
5.360% due 05/10/2024	28,000	27,952
Freddie Mac
1.000% due 09/15/2044 - 11/25/2050	24,980	20,683

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2023 (Unaudited)

4.190% due 05/15/2041 •	635	617
4.286% due 06/15/2040 •	1,268	1,232
4.303% due 10/15/2037 •	6,623	6,414
4.350% due 05/15/2038 •	603	583
5.493% due 04/15/2037 •	206	200
5.523% due 07/15/2037 •	175	171
5.593% due 03/15/2040 - 11/15/2043 •	355	348
5.643% due 06/15/2049 •	2,383	2,307
5.680% due 04/03/2025	28,000	27,965
5.693% due 08/15/2041 •	9	9
5.713% due 12/15/2041 •	252	247
5.730% due 04/03/2025	28,000	27,982
5.743% due 09/15/2037 - 11/15/2041 •	439	434
5.773% due 07/15/2037 •	395	390
5.793% due 11/15/2037 •	46	46
5.800% due 07/03/2025	29,000	28,978
6.143% due 01/15/2032 •	120	122
6.193% due 01/15/2039 •	29	29
6.670% due 05/15/2033 •	104	104
Ginnie Mae
3.097% due 07/20/2043 •	383	367
4.508% due 09/20/2067 •	884	883
4.643% due 10/20/2065 - 02/20/2066 •	16	16
4.811% due 08/20/2061 •	26	26
5.000% due 04/20/2037 •	542	528
5.394% due 09/20/2066 ~	2,963	2,998
5.494% due 01/20/2068 •	105	104
5.564% due 08/20/2065 •	611	607
5.594% due 12/20/2060 - 07/20/2064 •	155	154
5.596% due 06/20/2049 •	4,542	4,433
5.617% due 05/20/2049 •	1,456	1,403
5.664% due 04/20/2062 •	246	245
5.844% due 08/20/2067 •	864	858
5.858% due 01/16/2040 •	710	705
5.886% due 02/20/2040 •	548	546
5.896% due 03/20/2040 •	1,675	1,667
5.916% due 04/20/2040 •	1,248	1,244
5.946% due 03/20/2040 •	1,310	1,307
6.990% due 06/20/2071 •	7,483	7,640

Total U.S. Government Agencies (Cost $296,104)		289,153

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Notes
4.250% due 05/31/2025	45,300	44,733

Total U.S. Treasury Obligations (Cost $44,940)		44,733

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
280 Park Avenue Mortgage Trust 6.062% due 09/15/2034 •	890	864
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	4,030	3,235
BAMLL Commercial Mortgage Securities Trust 6.044% due 09/15/2034 •	1,000	994
Barclays Commercial Mortgage Securities Trust 6.193% due 07/15/2037 •	3,100	3,035
Brass PLC 6.018% due 11/16/2066 •	217	217
BX Commercial Mortgage Trust 5.923% due 10/15/2036 •	14,155	13,725
BX Trust 6.280% due 10/15/2036 •	5,000	4,903
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	13,274	10,488
Commercial Mortgage Trust
3.421% due 07/10/2048	2,762	2,687
3.732% due 08/10/2049 ~	1,000	940
6.193% due 06/15/2034 •	7,700	7,143
CRSNT Commercial Mortgage Trust 6.020% due 04/15/2036 •	15,000	14,013
CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050	2,761	2,701
3.718% due 08/15/2048	9,396	8,972
GS Mortgage-Backed Securities Trust 5.000% due 01/25/2052 •	792	729
Hilton USA Trust 2.828% due 11/05/2035	10,000	9,290
JP Morgan Chase Commercial Mortgage Securities Trust 6.309% due 11/15/2038 •	12,400	12,144
JPMBB Commercial Mortgage Securities Trust
3.017% due 02/15/2048	834	805
3.659% due 11/15/2045	60	60
Legacy Mortgage Asset Trust 1.991% due 09/25/2060 ~	729	718

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2023 (Unaudited)

MFA Trust 1.381% due 04/25/2065 ~	3,379	3,036
Natixis Commercial Mortgage Securities Trust 3.917% due 11/15/2032 ~	4,000	3,718
OBX Trust
1.957% due 10/25/2061 ~	11,977	9,776
2.305% due 11/25/2061 ~	11,358	9,558
2.783% due 01/25/2062 þ	12,522	11,320
RESIMAC Premier 5.922% due 07/10/2052 •	1,520	1,514
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	5,432	4,828
3.750% due 05/25/2058 ~	11,708	11,052
6.150% due 05/25/2058 •	900	899

Total Non-Agency Mortgage-Backed Securities (Cost $169,968)		153,364

ASSET-BACKED SECURITIES 19.4%
ACAS CLO Ltd. 6.152% due 10/18/2028 •	5,502	5,468
American Money Management Corp. CLO Ltd.
6.231% due 04/14/2029 •	688	688
6.275% due 07/25/2029 •	155	155
6.287% due 11/10/2030 •	2,758	2,737
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •	5,575	5,540
Apidos CLO
6.162% due 07/18/2029 •	16,794	16,668
6.190% due 07/17/2030 •	6,725	6,673
AREIT Trust 6.237% due 11/17/2038 •	3,322	3,237
Ares CLO Ltd. 6.130% due 01/15/2029 •	708	703
BHG Securitization Trust 0.900% due 10/17/2034	2,784	2,666
BMW Vehicle Lease Trust 5.270% due 02/25/2025	10,500	10,478
Capital Four US CLO Ltd. 7.188% due 10/20/2030 •	12,411	12,450
Capital One Multi-Asset Execution Trust 5.773% due 07/15/2027 •	16,500	16,527
Carlyle Global Market Strategies CLO Ltd. 6.271% due 08/14/2030 •	20,932	20,796
Carmax Auto Owner Trust 5.230% due 01/15/2026	5,500	5,481
Carmax Auto Owner Trust 5.967% due 12/15/2025 •	15,615	15,642
Carrington Mortgage Loan Trust
6.280% due 04/17/2031 •	10,000	9,882
6.500% due 07/20/2030 •	1,025	1,021
Catamaran CLO Ltd. 6.373% due 04/22/2030 •	14,642	14,555
Chesapeake Funding LLC
0.870% due 08/15/2032	1,954	1,944
5.843% due 08/15/2032 •	2,442	2,442
CIFC Funding Ltd. 6.223% due 10/24/2030 •	476	473
Citibank Credit Card Issuance Trust
5.774% due 04/22/2026 •	26,500	26,550
5.801% due 08/07/2027 •	16,500	16,549
Citizens Auto Receivables Trust 6.016% due 07/15/2026	7,000	6,986
Crestline Denali CLO Ltd. 6.280% due 04/20/2030 •	10,981	10,885
Discover Card Execution Note Trust 5.793% due 12/15/2026 •	16,500	16,508
Ford Credit Auto Lease Trust 5.717% due 06/15/2025 •	10,000	10,004
Ford Credit Auto Owner Trust 5.028% due 04/15/2024	3,386	3,385
GM Financial Automobile Leasing Trust 5.616% due 06/20/2025 •	10,000	10,005
GM Financial Automobile Leasing Trust 2.930% due 10/21/2024	4,663	4,632
GM Financial Consumer Automobile Receivables Trust 5.687% due 03/16/2026 •	12,300	12,316
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •	1,900	1,889
GoldenTree Loan Opportunities Ltd. 6.409% due 10/29/2029 •	4,229	4,216
Halseypoint CLO Ltd. 6.749% due 11/30/2032 •	1,600	1,587
Harley Davidson Motorcycle Trust 5.597% due 06/15/2026 •	3,700	3,696
Harley Davidson Motorcycle Trust 5.320% due 06/15/2026	4,280	4,258

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2023 (Unaudited)

Honda Auto Receivables Owner Trust 5.410% due 04/15/2026	9,000	8,976
KKR CLO Ltd. 6.210% due 07/15/2030 •	21,674	21,506
LAD Auto Receivables Trust 5.930% due 06/15/2027	12,000	11,945
LCM LP 6.135% due 07/19/2027 •	2,750	2,736
LCM Ltd. 6.330% due 04/20/2031 •	2,000	1,961
Madison Park Funding Ltd. 6.010% due 04/15/2029 •	3,325	3,289
Marathon Static CLO Ltd. 7.268% due 07/20/2030 •	1,494	1,496
Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026	15,000	14,944
5.260% due 10/15/2025	10,435	10,412
MF1 Ltd. 6.237% due 10/16/2036 •	3,999	3,904
MFA Trust 2.363% due 03/25/2060 þ	5,274	5,028
MMAF Equipment Finance LLC
2.770% due 02/13/2025	8,912	8,793
4.924% due 12/01/2023	1,603	1,602
Navient Private Education Loan Trust
5.913% due 12/15/2059	2,978	2,948
6.393% due 12/15/2028 •	110	110
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	6,279	5,676
1.580% due 04/15/2070	9,230	7,932
1.690% due 05/15/2069	2,326	2,090
2.230% due 07/15/2070	1,328	1,153
3.130% due 02/15/2068	907	858
Nelnet Student Loan Trust 1.420% due 04/20/2062	2,377	2,114
Nissan Auto Lease Trust
0.520% due 08/15/2024	15,097	14,986
5.697% due 03/17/2025 •	18,950	18,970
OSD CLO Ltd. 6.130% due 04/17/2031 •	15,578	15,405
Palmer Square Loan Funding Ltd. 6.050% due 07/20/2029 •	15,025	14,844
Pawneee Equipment Receivables LLC 1.100% due 07/15/2027	8,586	8,290
PHEAA Student Loan Trust 6.088% due 11/25/2065 •	2,639	2,606
Race Point CLO Ltd. 6.200% due 10/15/2030 •	2,979	2,956
Saranac CLO Ltd. 6.684% due 08/13/2031 •	1,400	1,383
SLM Private Credit Student Loan Trust
5.862% due 12/15/2038 •	1,648	1,583
5.882% due 03/15/2024 •	12	12
SLM Student Loan Trust 5.395% due 10/25/2028 •	120	120
Sound Point CLO Ltd.
6.173% due 01/23/2029 •	12,240	12,224
6.263% due 01/23/2029 •	485	486
TCI-Symphony CLO Ltd. 6.262% due 10/13/2032 •	800	791
TCW CLO Ltd. 6.225% due 04/25/2031 •	2,000	1,980
Tesla Auto Lease Trust 0.360% due 09/22/2025	280	278
Towd Point HE Trust 0.918% due 02/25/2063 ~	2,792	2,608
Trinitas CLO Ltd. 6.285% due 10/25/2028 •	204	204
Venture CLO Ltd.
6.140% due 04/15/2027 •	3,252	3,242
6.240% due 07/20/2030 •	2,736	2,705
6.311% due 09/07/2030 •	14,015	13,899
Vibrant CLO Ltd. 6.460% due 06/20/2029 •	1,776	1,773
Volkswagen Auto Loan Enhanced Trust 5.587% due 12/21/2026	20,000	20,016
Wellfleet CLO Ltd. 6.140% due 04/20/2029 •	8,985	8,976
World Omni Auto Receivables Trust
3.730% due 03/16/2026	9,944	9,842

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2023 (Unaudited)

5.917% due 03/16/2026 •	10,552	10,566

Total Asset-Backed Securities (Cost $584,827)		579,910

SOVEREIGN ISSUES 2.1%
CPPIB Capital, Inc. 6.342% (SOFRINDX + 1.250%) due 04/04/2025 ~	54,714	55,597
Korea National Oil Corp. 6.135% (US0003M + 0.875%) due 07/16/2023 ~	6,400	6,401

Total Sovereign Issues (Cost $61,952)		61,998

SHORT-TERM INSTRUMENTS 25.7%
COMMERCIAL PAPER 20.0%
American Electric Power Co., Inc.
5.440% due 08/07/2023	2,600	2,585
5.440% due 08/08/2023	2,100	2,088
5.480% due 08/01/2023	11,100	11,046
5.480% due 08/14/2023	11,900	11,818
AT&T, Inc. 5.700% due 11/21/2023	600	586
Conagra Brands, Inc.
5.750% due 07/05/2023	21,000	20,984
5.750% due 07/06/2023	10,200	10,191
Consolidated Edison Co. of New York, Inc. 5.430% due 07/25/2023	29,900	29,788
Constellation Brands, Inc.
5.590% due 07/03/2023	7,500	7,497
5.590% due 07/07/2023	7,900	7,892
Electricite de France SA
5.510% due 08/03/2023	14,950	14,871
5.510% due 08/04/2023	14,950	14,869
Enbridge (US), Inc.
5.400% due 07/12/2023	11,750	11,729
5.440% due 07/20/2023	11,750	11,714
5.470% due 07/20/2023	7,000	6,979
Enel Finance America LLC 5.450% due 07/24/2023	29,900	29,793
Entergy Corp. 5.430% due 07/17/2023	21,000	20,947
Global Payments, Inc.
5.930% due 07/21/2023	12,700	12,657
5.930% due 07/28/2023	5,900	5,873
5.950% due 07/14/2023	26,300	26,240
Haleon UK Capital PLC
5.500% due 08/07/2023	12,725	12,657
5.500% due 08/08/2023	17,375	17,279
Humana, Inc.
5.430% due 07/20/2023	4,350	4,337
5.450% due 07/19/2023	11,300	11,267
5.450% due 07/27/2023	11,400	11,352
International Flavors & Fragrances, Inc.
6.000% due 07/05/2023	17,100	17,088
6.050% due 07/26/2023 (a)	6,625	6,599
6.050% due 07/27/2023 (a)	6,625	6,598
6.050% due 07/28/2023 (a)	3,750	3,734
Keurig Dr Pepper, Inc. 5.250% due 07/05/2023	5,600	5,596
Leidos, Inc. 5.900% due 07/10/2023	16,900	16,874
LSEGA Financing PLC 5.430% due 07/25/2023	19,700	19,625
LVMH Moet Hennessy Louis Vuitton SE 5.490% due 01/29/2024	14,000	13,547
Mondelez International, Inc.
5.430% due 07/13/2023	2,450	2,445
5.430% due 07/14/2023	2,450	2,445
Northrop Grumman Corp. 5.600% due 08/22/2023	31,200	30,948
Parker-Hannifin Corp. 5.400% due 07/21/2023	5,000	4,985
Quanta Services, Inc.
5.900% due 07/10/2023	6,100	6,091
5.900% due 07/11/2023	8,100	8,086
5.900% due 07/12/2023	7,500	7,486
5.900% due 07/13/2023	8,200	8,183
Raytheon Technologies Corp. 5.450% due 07/12/2023	250	250
Targa Resources Corp. 6.000% due 07/07/2023	31,000	30,971
Trane Technologies Financing Ltd. 5.550% due 07/24/2023	30,300	30,191
Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (a)	29,850	29,817

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2023 (Unaudited)

6.000% due 07/05/2023	2,900	2,898
6.000% due 07/06/2023	27,800	27,773

		599,269

REPURCHASE AGREEMENTS (b) 5.3%		158,326

SHORT-TERM NOTES 0.4%
Warnermedia Holdings, Inc. 3.428% due 03/15/2024	13,500	13,258

Total Short-Term Instruments (Cost $771,102)		770,853

Total Investments in Securities (Cost $3,114,003)		3,083,252

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	7,025	68

Total Short-Term Instruments (Cost $69)		68

Total Investments in Affiliates (Cost $69)		68

Total Investments 103.1% (Cost $3,114,072)		$3,083,320
Financial Derivative Instruments (c) (0.0)%(Cost or Premiums, net $(578))		(198)
Other Assets and Liabilities, net (3.1)%		(93,242)

Net Assets 100.0%		$2,989,880

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$4,426	U.S. Treasury Notes 4.625% due 06/30/2025	$(4,515)	$4,426	$4,426
NOM	5.160	06/30/2023	07/03/2023	153,900	U.S. Treasury Bonds 2.250% due 02/15/2052	(159,281)	153,900	153,966

Total Repurchase Agreements	$(163,796)	$158,326	$158,392

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(5,364) at a weighted average interest rate of 4.607%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	868	$(176,502)	$1,767	$27	$0
U.S. Treasury 5-Year Note September Futures	09/2023	404	(43,266)	808	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	86	(9,655)	170	0	(12)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	186	(22,029)	229	0	(55)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	48	(6,539)	(9)	0	(60)

Total Futures Contracts	$2,965	$27	$(127)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-40 5-Year Index	(1.000)%	Quarterly	06/20/2028	$72,300	$(578)	$(530)	$(1,108)	$0	$(98)

Total Swap Agreements	$(578)	$(530)	$(1,108)	$0	$(98)

Cash of $11,350 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$831,576	$0	$831,576
Industrials	0	253,859	0	253,859
Utilities	0	97,806	0	97,806
U.S. Government Agencies	0	289,153	0	289,153
U.S. Treasury Obligations	0	44,733	0	44,733
Non-Agency Mortgage-Backed Securities	0	153,364	0	153,364
Asset-Backed Securities	0	579,910	0	579,910
Sovereign Issues	0	61,998	0	61,998
Short-Term Instruments
Commercial Paper	29,936	569,333	0	599,269
Repurchase Agreements	0	158,326	0	158,326
Short-Term Notes	0	13,258	0	13,258

	$29,936	$3,053,316	$0	$3,083,252
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$68	$0	$0	$68

Total Investments	$30,004	$3,053,316	$0	$3,083,320

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$27	$0	$27

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(225)	$0	$(225)

Total Financial Derivative Instruments	$0	$(198)	$0	$(198)

Totals	$30,004	$3,053,118	$0	$3,083,122

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.9% ¤
MUNICIPAL BONDS & NOTES 91.6%
ALABAMA 1.8%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.360% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,945
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 4.000% due 12/01/2052	1,000	972
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,875	4,623
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	500	489

		8,029

ARIZONA 3.3%
Arizona Health Facilities Authority Revenue Bonds, Series 2014 5.000% due 01/01/2044	4,000	4,034
Arizona Health Facilities Authority Revenue Bonds, Series 2015 4.260% (MUNIPSA) due 01/01/2046 ~	1,125	1,103
Arizona Industrial Development Authority Revenue Notes, Series 2021 1.500% due 07/01/2023	450	450
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2005 2.400% due 12/01/2035	2,500	2,495
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 5.000% due 01/01/2053	1,500	1,567
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	800	813
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014 4.750% due 07/01/2044	1,200	1,219
Phoenix, Arizona General Obligation Refunding Notes, Series 2022 5.000% due 07/01/2026	1,360	1,441
Tempe, Arizona Certificates of Participation Notes, Series 2021 0.623% due 07/01/2024	1,650	1,567

		14,689

CALIFORNIA 12.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.420% (MUNIPSA) due 04/01/2056 ~	1,000	973
4.460% (MUNIPSA) due 04/01/2056 ~	2,500	2,473
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 01/01/2054	3,500	3,664
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 4.360% (MUNIPSA) due 08/01/2047 ~	5,500	5,438
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.710% (MUNIPSA) due 12/01/2050 ~	2,000	1,945
California Public Finance Authority Revenue Bonds, Series 2017 3.150% due 08/01/2052	5,865	5,865
California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,250	1,369
California State Public Works Board Revenue Bonds, Series 2022 5.000% due 12/01/2027	1,760	1,932
California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	1,000	992
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 5.250% due 02/01/2026	3,300	3,429
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
0.988% due 06/01/2024	3,500	3,345
2.587% due 06/01/2029	5,875	5,028
Los Angeles County, California Facilities Inc Revenue Bonds, Series 2018 5.000% due 06/28/2024 (a)	4,000	4,071
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	1,000	1,001
Port of Los Angeles, California Revenue Bonds, Series 2014 5.000% due 06/27/2024 (a)	3,900	3,965
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	2,970	3,060
San Francisco, California Special Tax District, City & County Revenue Notes, Series 2020 1.340% due 11/01/2027	1,000	869
San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 08/01/2030 (b)	1,000	793
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,268

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2023 (Unaudited)

Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,500	1,417

		53,897

COLORADO 2.1%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 11/15/2058 (a)	1,000	1,093
Colorado Health Facilities Authority Revenue Bonds, Series 2022 4.560% (MUNIPSA) due 05/15/2061 ~	4,000	3,964
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	630	589
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 07/15/2026	550	572
University of Colorado Revenue Bonds, Series 2019 2.000% due 06/01/2054	3,465	3,380

		9,598

CONNECTICUT 1.6%
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	3,000	3,126
Connecticut State General Obligation Bonds, Series 2013 4.960% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,980	1,979
Connecticut State General Obligation Notes, Series 2022 5.000% due 11/15/2028	1,500	1,666
Metropolitan District, Connecticut General Obligation Notes, Series 2018 5.000% due 07/15/2023	500	500

		7,271

DELAWARE 0.3%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.050% due 01/01/2031	1,250	1,184

DISTRICT OF COLUMBIA 0.6%
District of Columbia General Obligation Notes, Series 2023 5.000% due 06/01/2025	1,000	1,037
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2023 5.000% due 10/01/2025 (a)	1,750	1,800

		2,837

FLORIDA 2.9%
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2027	1,250	1,293
Central Florida Expressway Authority Revenue Notes, Series 2018 5.000% due 07/01/2025	710	736
Florida Development Finance Corp. Revenue Bonds, Series 2021 5.000% due 09/01/2025 (a)	3,200	3,279
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	500	520
5.000% due 10/01/2026	900	954
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	3,000	3,090
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	3,000	3,043

		12,915

GEORGIA 2.6%
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	1,500	1,483
Burke County, Georgia Development Authority Revenue Bonds, Series 2012 1.700% due 12/01/2049	3,000	2,904
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
4.000% due 04/01/2048	3,750	3,754
4.294% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,090	1,089
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,400	1,392
Municipal Electric Authority of Georgia Revenue Notes, Series 2020 5.000% due 01/01/2024	750	755
Municipal Electric Authority of Georgia Revenue Notes, Series 2021 5.000% due 01/01/2024	100	101

		11,478

ILLINOIS 9.6%
Chicago, Illinois General Obligation Bonds, Series 2021 5.000% due 01/01/2033	2,000	2,167
Chicago, Illinois General Obligation Notes, Series 2021 5.000% due 01/01/2030	2,000	2,157
Illinois Finance Authority Revenue Bonds, Series 2020
0.700% due 05/01/2040	2,800	2,786

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2023 (Unaudited)

3.550% due 08/15/2049	9,350	9,350
Illinois Finance Authority Revenue Bonds, Series 2021 4.710% (MUNIPSA) due 05/01/2042 ~	1,500	1,463
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	750	793
Illinois Finance Authority Revenue Notes, Series 2021
5.000% due 08/15/2025	1,485	1,533
5.000% due 08/15/2026	3,850	4,044
Illinois State General Obligation Bonds, Series 2012 5.000% due 08/01/2023	3,250	3,253
Illinois State General Obligation Notes, Series 2018 5.000% due 10/01/2023	2,000	2,006
Illinois State General Obligation Notes, Series 2020 5.000% due 10/01/2025	1,000	1,031
Illinois State General Obligation Notes, Series 2022 5.000% due 03/01/2026	7,750	8,046
Illinois State Revenue Bonds, (BAM Insured), Series 2016 4.000% due 06/15/2027	1,250	1,261
Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022 3.000% due 06/15/2025	1,375	1,352
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,400	1,527

		42,769

INDIANA 1.1%
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,350	2,935
Indiana Finance Authority Revenue Bonds, Series 2019 5.000% due 10/01/2062 (a)	2,000	2,176

		5,111

IOWA 0.4%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 4.500% due 08/15/2032	1,650	1,642

KANSAS 1.2%
Kansas Department of Transportation State Revenue Bonds, Series 2004 4.119% (0.7*US0001M + 0.500%) due 09/01/2024 ~	5,150	5,142

KENTUCKY 1.1%
Kentucky Asset Liability Commission Revenue Notes, Series 2021 5.000% due 11/01/2024	2,320	2,374
Kentucky Public Energy Authority Revenue Bonds, Series 2018 4.000% due 04/01/2048	2,500	2,498

		4,872

LOUISIANA 1.8%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	2,000	1,903
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	3,325	3,262
2.375% due 06/01/2037	3,175	3,015

		8,180

MAINE 0.2%
Maine Finance Authority Revenue Bonds, Series 2023 5.000% due 12/01/2027	1,000	1,045

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,000	1,021

MASSACHUSETTS 2.1%
Commonwealth of Massachusetts Revenue Bonds,(BAM Insured), Series 2005 5.500% due 01/01/2034	5,000	5,977
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 4.610% (MUNIPSA) due 07/01/2049 ~	2,500	2,473
Massachusetts Development Finance Agency Revenue Notes, Series 2018 5.000% due 07/01/2023	750	750

		9,200

MICHIGAN 1.6%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.068% (US0003M) due 07/01/2032 ~	2,500	2,368
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.760% (MUNIPSA) due 04/15/2047 ~	2,500	2,449

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2023 (Unaudited)

Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	1,068	1,009
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	1,500	1,506

		7,332

MISSISSIPPI 0.4%
Warren County, Mississippi Revenue Bonds, Series 2018 2.900% due 09/01/2032	2,000	1,997

MISSOURI 1.3%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2023 5.000% due 05/01/2033	2,350	2,745
St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2022 4.000% due 04/01/2024	2,000	2,012
St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 04/01/2034	1,000	1,155

		5,912

NEBRASKA 0.4%
Nebraska Public Power District Revenue Bonds, Series 2023 5.000% due 07/01/2028	1,500	1,631

NEVADA 0.5%
Clark County, Nevada General Obligation Bonds, Series 2019 5.000% due 07/01/2031	2,150	2,418

NEW JERSEY 4.5%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	5,000	5,100
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.000% due 03/01/2028	2,000	2,151
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	5,750	6,064
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	6,000	6,328
Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 01/01/2025	600	611

		20,254

NEW YORK 11.0%
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	2,500	2,468
Erie County, New York Industrial Development Agency Revenue Notes, Series 2022 5.000% due 05/01/2025	810	839
Iroquois Central School District, New York Revenue Bonds, Series 2023 4.500% due 06/21/2024	1,350	1,361
Long Island Power Authority, New York Revenue Bonds, Series 2022 4.460% (MUNIPSA) due 09/01/2038 ~	2,000	1,988
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 4.190% (SOFRRATE) due 11/01/2032 ~	2,000	1,960
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	1,750	1,740
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2028	675	728
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 3.750% due 06/15/2050	6,000	6,000
New York City, New York General Obligation Bonds, Series 2012 4.210% due 04/01/2042	8,350	8,350
New York City, New York General Obligation Bonds, Series 2018 3.750% due 12/01/2047	4,000	4,000
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021 0.600% due 05/01/2061	3,000	2,777
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2027	1,250	1,310
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,575
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 02/15/2028	2,000	2,192
New York State Dormitory Authority Revenue Notes, Series 2021 5.000% due 03/15/2028	2,470	2,710
New York State Energy Research & Development Authority Revenue Bonds, Series 2004 2.625% due 04/01/2034	3,000	3,000
New York State Thruway Authority Revenue Notes, Series 2021 5.000% due 03/15/2026	4,000	4,213

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2023 (Unaudited)

New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2023	750	755

		48,966

NORTH CAROLINA 1.0%
State of North Carolina Build Revenue Notes, Series 2022 5.000% due 05/01/2028	4,175	4,611

OHIO 2.6%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Notes, Series 2022 5.000% due 11/15/2031	1,250	1,417
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 1.000% due 02/15/2048	1,000	968
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Notes, Series 2022 4.000% due 09/01/2030	2,900	2,878
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.375% due 02/01/2026	1,000	950
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	800	697
Ohio State Revenue Bonds, Series 2010 3.800% due 11/01/2035	1,500	1,500
State of Ohio Cleveland Clinic Health System Obligated Group, Revenue Bond, Series 2021 5.000% due 01/01/2033	2,415	2,789
Worthington City School District, Ohio General Obligation, Series 2023 0.000% due 12/01/2028 (b)	500	413

		11,612

OKLAHOMA 0.2%
University of Oklahoma Revenue Notes, (AGM Insured), Series 2021 5.000% due 07/01/2029	900	998

OREGON 0.3%
Multnomah County School District 40, Oregon General Obligations, Series 2023 0.000% due 06/15/2026 (b)	275	249
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2025	450	460
Oregon State General Obligation Notes, Series 2023 5.000% due 05/01/2025	500	518

		1,227

PENNSYLVANIA 4.2%
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 3.740% (SOFRRATE) due 01/01/2032 ~	4,490	4,396
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	3,500	3,585
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 4.659% (0.7*US0001M + 1.040%) due 08/15/2048 ~	1,500	1,501
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 06/30/2028	850	873
Pennsylvania Turnpike Commission Revenue Notes, Series 2021 4.000% due 12/01/2024	725	733
Philadelphia, Pennsylvania Airport Revenue Notes, Series 2021 5.000% due 07/01/2027	4,000	4,212
Pittsburgh Water & Sewer Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2017 4.660% (MUNIPSA) due 09/01/2040 ~	3,500	3,500

		18,800

PUERTO RICO 2.0%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2023 5.000% due 03/01/2027	2,000	2,082
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,726
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018
0.000% due 07/01/2024 (b)	772	743
0.000% due 07/01/2027 (b)	1,670	1,420

		8,971

SOUTH CAROLINA 1.0%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018 4.324% (US0001M) due 10/01/2048 ~	2,000	1,999
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	2,250	2,313

		4,312

TENNESSEE 2.3%
Memphis-Shelby County, Tennessee Airport Authority Revenue Notes, Series 2021 5.000% due 07/01/2024	2,000	2,032

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2023 (Unaudited)

Tennergy Corp, Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,000	1,059
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	3,000	3,036
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,000	2,961
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.250% due 09/01/2026	1,200	1,226

		10,314

TEXAS 7.3%
Austin, Texas Electric Utility Revenue Bonds, Series 2023
5.000% due 11/15/2024	850	872
5.000% due 11/15/2026	1,750	1,864
County of Williamson, Texas General Obligation Bonds, Series 2023 5.000% due 02/15/2025	2,500	2,578
Fort Bend Grand Parkway Toll Road Authority, Texas Revenue Notes, Series 2021 5.000% due 03/01/2028	750	820
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
4.269% (US0001M) due 11/15/2046 ~	2,500	2,500
5.000% due 07/01/2049	2,500	2,625
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	650	665
Houston, Texas Airport System Revenue Bonds, Series 2023
5.000% due 07/01/2026 (a)	500	521
5.000% due 07/01/2027 (a)	1,400	1,474
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,355
Montgomery County, Texas General Obligation Bonds, Series 2018 5.000% due 03/01/2034	1,005	1,100
North Texas Tollway Authority Revenue Notes, Series 2015 5.000% due 01/01/2024	675	680
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 2.750% due 08/01/2048	2,000	1,998
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	1,640	1,596
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,225
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	1,250	1,217
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,600	1,663
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.170% (US0003M) due 12/15/2026 ~	1,500	1,478
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	415	433
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021 5.000% due 12/15/2025	1,000	1,017
Texas Water Development Board Revenue Notes, Series 2018 5.000% due 04/15/2024	1,000	1,014
Williamson County, Texas General Obligation Notes, Series 2021 1.286% due 02/15/2029	4,700	3,936

		32,631

UTAH 0.4%
Intermountain Power Agency, Utah Power Supply Revenue Notes, Series 2022 5.000% due 07/01/2027	1,650	1,790

VIRGINIA 1.1%
Virginia College Building Authority Revenue Notes, Series 2021 0.770% due 09/01/2026	3,000	2,648
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	2,100	2,038

		4,686

WASHINGTON 2.9%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 4.210% (MUNIPSA) due 11/01/2045 ~	4,500	4,398
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 4.460% (MUNIPSA + 0.450%) due 11/01/2045 ~	2,500	2,500
Energy Northwest, Washington Revenue Notes, Series 2022 5.000% due 07/01/2026	1,750	1,855
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.500% (MUNIPSA + 0.490%) due 11/01/2046 ~	1,750	1,750
University of Washington Revenue Bonds, Series 2022 4.000% due 05/01/2048	2,500	2,569

		13,072

WISCONSIN 1.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,521

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2023 (Unaudited)

Public Finance Authority, Wisconsin Revenue Notes, Series 2020 5.000% due 06/01/2026	550	567
Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2025	290	286
4.000% due 10/01/2027	195	189
Wisconsin Department of Transportation Revenue Notes, Series 2023 5.000% due 07/01/2026	1,150	1,218
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 4.190% (MUNIPSA) due 08/15/2054 ~	2,500	2,425

		7,206

Total Municipal Bonds & Notes (Cost $414,495)		409,620

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (d) 1.8%		8,210

U.S. TREASURY BILLS 0.2%
5.248% due 08/17/2023 (a)(b)(c)	600	596

MUNICIPAL BONDS & NOTES 0.3%
Healthcare Authority of Baptist Health, Alabama Revenue Notes, Series 2023 5.000% due 11/15/2023	1,350	1,357

Total Municipal Bonds & Notes (Cost $1,359)		1,357

Total Short-Term Instruments (Cost $10,165)		10,163

Total Investments in Securities (Cost $424,660)		419,783

	SHARES
INVESTMENTS IN AFFILIATES 10.3%
SHORT-TERM INSTRUMENTS 10.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.3%
PIMCO Short-Term Floating NAV Portfolio III	4,732,013	46,009

Total Short-Term Instruments (Cost $46,007)		46,009

Total Investments in Affiliates (Cost $46,007)		46,009

Total Investments 104.2% (Cost $470,667)		$465,792
Other Assets and Liabilities, net (4.2)%		(18,601)

Net Assets 100.0%		$447,191

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)							When-issued security.
	(b)							Zero coupon security.
	(c)							Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(d)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.110%	06/30/2023	07/03/2023	$7,600	U.S. Treasury Notes 2.375% due 03/31/2029		$(7,751)	$7,600	$7,603
FICC	2.400	06/30/2023	07/03/2023	610	U.S. Treasury Notes 4.625% due 06/30/2025		(622)	610	610

Total Repurchase Agreements							$(8,373)	$8,210	$8,213

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$8,029	$0	$8,029
	Arizona				0	14,689	0	14,689
	California				0	53,897	0	53,897
	Colorado				0	9,598	0	9,598
	Connecticut				0	7,271	0	7,271
	Delaware				0	1,184	0	1,184
	District of Columbia				0	2,837	0	2,837
	Florida				0	12,915	0	12,915
	Georgia				0	11,478	0	11,478
	Illinois				0	42,769	0	42,769
	Indiana				0	5,111	0	5,111
	Iowa				0	1,642	0	1,642
	Kansas				0	5,142	0	5,142
	Kentucky				0	4,872	0	4,872
	Louisiana				0	8,180	0	8,180
	Maine				0	1,045	0	1,045
	Maryland				0	1,021	0	1,021
	Massachusetts				0	9,200	0	9,200
	Michigan				0	7,332	0	7,332
	Mississippi				0	1,997	0	1,997
	Missouri				0	5,912	0	5,912
	Nebraska				0	1,631	0	1,631
	Nevada				0	2,418	0	2,418
	New Jersey				0	20,254	0	20,254
	New York				0	48,966	0	48,966
	North Carolina				0	4,611	0	4,611
	Ohio				0	11,612	0	11,612
	Oklahoma				0	998	0	998
	Oregon				0	1,227	0	1,227
	Pennsylvania				0	18,800	0	18,800
	Puerto Rico				0	8,971	0	8,971
	South Carolina				0	4,312	0	4,312
	Tennessee				0	10,314	0	10,314
	Texas				0	32,631	0	32,631
	Utah				0	1,790	0	1,790
	Virginia				0	4,686	0	4,686
	Washington				0	13,072	0	13,072
	Wisconsin				0	7,206	0	7,206
Short-Term Instruments
	Repurchase Agreements				0	8,210	0	8,210
	U.S. Treasury Bills				0	596	0	596
	Municipal Bonds & Notes				0	1,357	0	1,357

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2023 (Unaudited)

	$0	$419,783	$0	$419,783
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$46,009	$0	$0	$46,009

Total Investments	$46,009	$419,783	$0	$465,792

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Short-Term Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Qatar National Bank QPSC 5.966% due 10/10/2023 «		$16,500	$16,500
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038		8,052	7,077

Total Loan Participations and Assignments (Cost $24,427)			23,577

CORPORATE BONDS & NOTES 37.5%
BANKING & FINANCE 25.9%
AerCap Ireland Capital DAC
1.150% due 10/29/2023		15,838	15,587
3.150% due 02/15/2024		39,067	38,334
4.500% due 09/15/2023		2,173	2,165
4.875% due 01/16/2024		17,915	17,793
5.772% (SOFRRATE + 0.680%) due 09/29/2023 ~		3,500	3,495
Aozora Bank Ltd. 1.050% due 09/09/2024		30,025	28,171
Athene Global Funding
0.950% due 01/08/2024		3,035	2,946
1.000% due 04/16/2024		16,585	15,832
1.200% due 10/13/2023		6,914	6,805
2.514% due 03/08/2024		10,480	10,195
5.790% (SOFRINDX + 0.700%) due 05/24/2024 ~		73,000	72,305
5.941% (US0003M + 0.730%) due 01/08/2024 ~		14,615	14,558
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		24,800	23,077
5.125% due 10/01/2023		18,894	18,820
Banco Santander SA
2.706% due 06/27/2024		1,000	968
3.892% due 05/24/2024		7,100	6,963
5.770% due 06/30/2024 •		30,900	30,735
Bank of America Corp.
0.976% due 04/22/2025 •		17,000	16,303
3.864% due 07/23/2024 •		60,492	60,419
6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		32,600	32,889
Banque Federative du Credit Mutuel SA 3.750% due 07/20/2023		910	909
Barclays PLC
1.007% due 12/10/2024 •		12,000	11,701
3.932% due 05/07/2025 •		84,832	82,933
6.467% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	23,750	15,949
BGC Partners, Inc. 5.375% due 07/24/2023		$39,032	39,007
BNP Paribas SA
3.375% due 01/09/2025		40,808	39,214
4.705% due 01/10/2025 •		48,810	48,384
5.708% (BBSW3M + 1.750%) due 02/28/2024 ~	AUD	9,000	6,007
BOC Aviation Ltd. 6.667% (US0003M + 1.125%) due 09/26/2023 ~		$15,710	15,710
BPCE SA 4.000% due 09/12/2023		4,185	4,166
Brighthouse Financial Global Funding 5.780% (SOFRRATE + 0.760%) due 04/12/2024 ~		5,685	5,639
Cantor Fitzgerald LP 4.875% due 05/01/2024		59,432	58,161
Citigroup, Inc.
4.140% due 05/24/2025 •		3,400	3,342
5.379% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	14,634	9,768
CNH Industrial Capital LLC 1.950% due 07/02/2023		$30,859	30,859
Cooperatieve Rabobank UA 4.029% (BBSW3M + 0.350%) due 04/19/2024 ~	AUD	3,500	2,328
Credit Suisse AG
5.167% (BBSW3M + 1.250%) due 11/20/2023 ~(e)		5,000	3,322
5.464% (SOFRRATE + 0.390%) due 02/02/2024 ~		$1,100	1,092
Danske Bank AS
3.875% due 09/12/2023		2,195	2,187
Deutsche Bank AG
0.898% due 05/28/2024 (e)		51,593	49,040
2.222% due 09/18/2024 •		15,752	15,554
3.700% due 05/30/2024		41,302	40,126

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

5.589% due 11/08/2023 •		15,275	15,242
DNB Bank ASA 2.968% due 03/28/2025 •		15,520	15,155
First Abu Dhabi Bank PJSC
5.019% (BBSW3M + 1.100%) due 02/18/2025 ~	AUD	17,200	11,414
6.174% (US0003M + 0.850%) due 08/08/2023 ~		$4,200	4,204
Five Corners Funding Trust 4.419% due 11/15/2023		3,950	3,907
FS KKR Capital Corp. 1.650% due 10/12/2024		10,000	9,303
GA Global Funding Trust
0.800% due 09/13/2024		2,800	2,606
1.000% due 04/08/2024		2,705	2,580
1.250% due 12/08/2023		31,485	30,755
5.591% (SOFRRATE + 0.500%) due 09/13/2024 ~		12,515	12,266
6.380% (SOFRRATE + 1.360%) due 04/11/2025 ~		7,670	7,514
General Motors Financial Co., Inc.
5.100% due 01/17/2024		30,444	30,339
6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~		43,700	43,734
Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •		49,463	48,170
5.234% (BBSW3M + 0.950%) due 06/22/2027 ~	AUD	3,200	2,077
5.236% (BBSW3M + 1.550%) due 05/02/2024 ~		16,730	11,168
5.700% due 11/01/2024		$18,000	17,980
5.880% due 12/09/2026 •		15,800	15,679
6.491% (US0003M + 1.170%) due 05/15/2026 ~		3,773	3,820
7.063% (US0003M + 1.600%) due 11/29/2023 ~		4,570	4,592
HSBC Bank PLC 3.641% due 09/28/2024 •		29,948	29,451
HSBC Holdings PLC
6.518% (SOFRRATE + 1.430%) due 03/10/2026 ~		36,000	36,246
6.770% (US0003M + 1.230%) due 03/11/2025 ~		53,850	54,073
6.920% (US0003M + 1.380%) due 09/12/2026 ~		8,377	8,437
ING Groep NV
6.102% (SOFRRATE + 1.010%) due 04/01/2027 ~		32,455	32,180
6.732% (SOFRINDX + 1.640%) due 03/28/2026 ~		77,300	77,783
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		47,300	47,368
JPMorgan Chase & Co.
3.797% due 07/23/2024 •		6,748	6,740
4.023% due 12/05/2024 •		8,967	8,891
5.047% (BBSW3M + 1.130%) due 11/22/2024 ~	AUD	1,540	1,025
5.856% (SOFRRATE + 0.765%) due 09/22/2027 ~		$24,500	24,323
6.061% (TSFR3M + 1.112%) due 01/10/2025 ~		2,155	2,156
LeasePlan Corp. NV 2.875% due 10/24/2024		18,900	18,014
Lloyds Banking Group PLC 5.579% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	10,350	6,861
Mitsubishi HC Capital, Inc. 3.960% due 09/19/2023		$16,510	16,429
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/2024 •		39,000	38,570
5.601% (BBSW3M + 1.250%) due 10/01/2024 ~	AUD	3,400	2,263
6.475% (SOFRRATE + 1.385%) due 09/12/2025 ~		$51,500	51,798
6.682% (SOFRRATE + 1.650%) due 07/18/2025 ~		48,800	49,188
Mizuho Bank Ltd.
4.457% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	7,600	5,046
4.626% (BBSW3M + 0.750%) due 08/07/2024 ~		25,950	17,301
Mizuho Financial Group, Inc.
0.849% due 09/08/2024 •		$10,163	10,060
1.241% due 07/10/2024 •		23,500	23,486
3.922% due 09/11/2024 •		15,943	15,869
5.079% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	15,355	10,228
6.050% (SOFRRATE + 0.960%) due 05/22/2026 ~		$700	698
6.201% (US0003M + 0.990%) due 07/10/2024 ~		8,300	8,300
Morgan Stanley
0.790% due 05/30/2025 •		105,100	99,873
5.686% (SOFRRATE + 0.625%) due 01/24/2025 ~		1,497	1,494
Nationwide Building Society 4.363% due 08/01/2024 •		38,967	38,889
NatWest Group PLC 4.269% due 03/22/2025 •		7,455	7,325
NatWest Markets PLC 6.541% (SOFRRATE + 1.450%) due 03/22/2025 ~		39,600	39,785
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024		218	209
1.125% due 09/16/2024		10,784	10,050
3.875% due 09/21/2023		17,395	17,299
6.153% (US0003M + 0.640%) due 03/08/2024 ~		14,443	14,340
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,718	2,487
2.648% due 01/16/2025		67,589	64,021
Nordea Bank Abp 6.050% (SOFRRATE + 0.960%) due 06/06/2025 ~		19,200	19,245
Pacific Life Global Funding
5.710% (SOFRRATE + 0.620%) due 06/04/2026 ~		2,322	2,287

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

5.890% (SOFRINDX + 0.800%) due 12/06/2024 ~		1,150	1,145
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		2,243	2,218
Piper Sandler Cos. 5.200% due 10/15/2023		24,600	24,539
QNB Finance Ltd. 6.764% (US0003M + 1.250%) due 03/21/2024 ~		63,400	63,637
Santander Holdings USA, Inc. 3.500% due 06/07/2024		4,919	4,778
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		66,978	66,476
Shinhan Bank Co. Ltd. 5.173% (BBSW3M + 0.880%) due 09/29/2025 ~	AUD	970	643
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		$36,870	36,106
4.125% due 07/15/2023		24,810	24,790
Societe Generale SA
2.625% due 01/22/2025		72,536	68,196
6.096% (SOFRRATE + 1.050%) due 01/21/2026 ~		58,015	57,482
Standard Chartered PLC
3.785% due 05/21/2025 •		3,708	3,619
6.021% (SOFRRATE + 0.930%) due 11/23/2025 ~		42,550	42,214
6.832% (SOFRRATE + 1.740%) due 03/30/2026 ~		65,000	65,488
Sumitomo Mitsui Financial Group, Inc. 4.911% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	126,700	84,341
Sumitomo Mitsui Trust Bank Ltd. 5.530% (SOFRRATE + 0.440%) due 09/16/2024 ~		$3,027	3,014
Synchrony Financial
4.250% due 08/15/2024		20,676	19,942
4.375% due 03/19/2024		23,628	23,172
UBS AG 4.548% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	99,040	65,726
UBS Group AG 6.669% (SOFRRATE + 1.580%) due 05/12/2026 ~		$65,900	66,242
Wells Fargo & Co. 6.372% (SOFRRATE + 1.320%) due 04/25/2026 ~		13,332	13,428

			2,853,547

INDUSTRIALS 8.9%
Ausgrid Finance Pty. Ltd.
3.750% due 10/30/2024	AUD	17,160	11,203
4.898% (BBSW3M + 1.220%) due 10/30/2024 ~		20,390	13,607
4.972% (BBSW3M + 1.100%) due 02/05/2024 ~		1,000	666
Baxter International, Inc.
5.351% (SOFRINDX + 0.260%) due 12/01/2023 ~		$22,302	22,254
5.531% (SOFRINDX + 0.440%) due 11/29/2024 ~		1,420	1,408
Bayer U.S. Finance LLC 6.562% (US0003M + 1.010%) due 12/15/2023 ~		64,687	64,623
Berry Global, Inc. 4.875% due 07/15/2026		46,123	44,377
Boeing Co. 1.433% due 02/04/2024		4,373	4,258
Charter Communications Operating LLC 6.949% (US0003M + 1.650%) due 02/01/2024 ~		169,783	170,516
DAE Funding LLC 1.550% due 08/01/2024		32,900	31,243
Daimler Truck Finance North America LLC
5.841% (SOFRRATE + 0.750%) due 12/13/2024 ~		14,500	14,483
6.093% (SOFRRATE + 1.000%) due 04/05/2024 ~		6,000	6,007
Energy Transfer LP
3.900% due 05/15/2024		3,250	3,196
4.250% due 04/01/2024		17,022	16,765
4.500% due 04/15/2024		20,428	20,198
5.875% due 01/15/2024		8,883	8,885
Fox Corp. 4.030% due 01/25/2024		8,400	8,317
HCA, Inc. 5.000% due 03/15/2024		120,650	119,909
Imperial Brands Finance PLC
3.125% due 07/26/2024		62,356	60,268
4.250% due 07/21/2025		5,063	4,858
JDE Peet's NV 0.800% due 09/24/2024		56,011	52,550
Kinder Morgan, Inc. 5.625% due 11/15/2023		2,855	2,854
McDonald's Corp. 5.332% (BBSW3M + 1.130%) due 03/08/2024 ~	AUD	12,640	8,437
Nationwide Building Society 4.363% due 08/01/2024		$22,200	22,156
Nissan Motor Acceptance Co. LLC 6.153% due 03/08/2024		1,600	1,589
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		56,063	55,671
Panasonic Holdings Corp. 2.679% due 07/19/2024		1,123	1,085

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

Renesas Electronics Corp. 1.543% due 11/26/2024		3,100	2,898
Sabine Pass Liquefaction LLC 5.750% due 05/15/2024		40,947	40,888
SK Hynix, Inc.
1.000% due 01/19/2024		64,860	63,048
3.000% due 09/17/2024		8,228	7,900
TD SYNNEX Corp. 1.250% due 08/09/2024		41,021	38,815
Toyota Finance Australia Ltd. 4.867% (BBSW3M + 0.550%) due 03/26/2024 ~	AUD	2,000	1,330
Transurban Queensland Finance Pty. Ltd. 6.352% (BBSW3M + 2.050%) due 12/16/2024 ~		27,000	18,210
Warnermedia Holdings, Inc.
3.528% due 03/15/2024		$3,500	3,438
3.788% due 03/15/2025		32,600	31,447
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		3,006	2,966

			982,323

UTILITIES 2.7%
AT&T, Inc. 5.568% (BBSW3M + 1.250%) due 09/19/2023 ~	AUD	4,060	2,707
Enel Finance International NV
2.650% due 09/10/2024		$75,682	72,849
4.250% due 06/15/2025		12,292	11,935
6.800% due 10/14/2025		10,400	10,598
Israel Electric Corp. Ltd. 5.000% due 11/12/2024		52,417	51,885
Kansai Electric Power Co., Inc. 2.550% due 09/17/2024		1,380	1,322
Korea Southern Power Co. Ltd. 4.648% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	44,180	29,366
Network Finance Co. Pty. Ltd. 5.590% (BBSW3M + 1.230%) due 12/06/2024 ~		2,000	1,335
NextEra Energy Capital Holdings, Inc. 6.112% (SOFRINDX + 1.020%) due 03/21/2024 ~		$20,000	20,008
Pacific Gas & Electric Co.
3.250% due 02/16/2024		6,316	6,201
3.750% due 02/15/2024		1,399	1,376
3.850% due 11/15/2023		8,561	8,487
Southern California Edison Co.
1.100% due 04/01/2024		10,728	10,360
5.922% (SOFRRATE + 0.830%) due 04/01/2024 ~		24,239	24,209
Sprint LLC 7.875% due 09/15/2023		1,500	1,505
Verizon Communications, Inc. 6.421% (US0003M + 1.100%) due 05/15/2025 ~		35,091	35,392
Victoria Power Networks Finance Pty. Ltd. 4.416% (BBSW3M + 0.500%) due 08/23/2024 ~	AUD	8,300	5,496

			295,031

Total Corporate Bonds & Notes (Cost $4,201,476)			4,130,901

MUNICIPAL BONDS & NOTES 0.1%
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 5.621% (US0003M + 0.300%) due 02/15/2036 ~		$15,720	14,569

PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 5.385% (US0003M + 0.130%) due 10/25/2036 ~		1,138	1,132

Total Municipal Bonds & Notes (Cost $16,290)			15,701

U.S. GOVERNMENT AGENCIES 11.6%
Fannie Mae
3.000% due 05/25/2028 - 06/25/2028 (a)		9,367	359
3.522% due 11/01/2035 •		27	26
3.675% due 09/01/2034 •		32	31
3.788% due 08/01/2035 •		4	4
3.792% due 06/01/2035 •		8	8
3.827% due 05/01/2034 •		1	1
3.860% due 01/01/2027 •		1	1
3.904% due 07/01/2034 •		1	1
3.985% due 09/01/2034 •		4	4
3.987% due 09/01/2035 •		5	5
3.990% due 12/01/2036 •		1	1
3.996% due 07/01/2035 •		7	7
4.030% due 11/01/2035 •		7	7
4.038% due 10/01/2035 •		5	5
4.060% due 07/01/2029 •		20	19

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

4.077% due 12/01/2036 •	3	3
4.096% due 02/01/2034 •	10	10
4.135% due 01/01/2036 •	5	5
4.143% due 09/01/2034 •	4	4
4.183% due 05/01/2036 •	225	221
4.199% due 09/01/2034 •	22	22
4.300% due 01/01/2036 •	22	22
4.323% due 03/01/2036 •	14	14
4.336% due 12/01/2040 •	9	9
4.340% due 02/01/2033 •	2	2
4.345% due 05/01/2038 •	602	611
4.363% due 08/01/2029 •	65	64
4.415% due 11/01/2034 •	27	27
4.420% due 11/01/2024 •	1	1
4.433% due 05/01/2036 •	6	6
4.477% due 07/01/2028 •	1	1
4.663% due 01/01/2036 •	2	2
4.939% due 05/01/2035 •	42	41
4.943% due 06/01/2043 •	142	137
4.944% due 03/01/2044 - 10/01/2044 •	741	716
5.014% due 06/01/2035 •	17	17
5.036% due 07/25/2037 •	100	97
5.090% due 06/01/2033 •	8	7
5.103% due 03/25/2036 •	12	12
5.195% due 10/25/2042 ~	107	106
5.258% due 03/25/2034 •	3	3
5.288% due 08/25/2034 •	11	11
5.350% due 02/25/2037 •	266	262
5.450% due 12/25/2028 •	12	12
5.470% due 06/25/2036 •	45	45
5.490% due 11/25/2036 •	42	41
5.500% due 04/25/2036 - 03/25/2044 •	259	256
5.520% due 03/25/2036 •	20	20
5.524% due 12/25/2036 •	27	26
5.546% due 03/17/2032 - 05/18/2032 •	120	120
5.550% due 06/25/2032 - 09/25/2032 •	16	16
5.580% due 07/25/2036 •	15	14
5.596% due 09/17/2027 •	1	1
5.600% due 10/25/2030 - 09/25/2037 •	55	55
5.646% due 07/18/2027 - 05/18/2032 •	22	22
5.650% due 04/25/2042 •	86	84
5.690% due 07/25/2037 •	82	81
5.780% due 04/25/2031 •	30	30
5.820% due 05/01/2035 •	9	8
5.920% due 06/25/2037 •	60	60
6.000% due 07/25/2038 •	1	1
6.050% due 04/25/2032 - 11/25/2049 •	9	9
6.150% due 11/25/2049 •	4	5
6.370% due 10/25/2038 •	15	16
Federal Home Loan Bank
5.500% due 05/08/2025	198,100	197,646
5.650% due 05/28/2025	114,000	113,862
5.710% due 03/14/2025	96,800	96,848
Freddie Mac
0.000% due 01/15/2038 ~(a)	6,017	251
2.500% due 10/25/2048	5,227	4,636
3.000% due 12/25/2046	2,526	2,191
3.500% due 12/25/2046	5,379	4,773
3.977% due 09/01/2035 •	17	16
3.981% due 08/01/2035 •	10	10
4.060% due 11/01/2035 •	6	6
4.126% due 12/01/2035 •	7	7
4.199% due 10/01/2033 •	3	3
4.307% due 08/01/2035 •	1	1
4.375% due 05/01/2034 •	7	7
4.553% due 07/01/2033 •	5	5
5.000% due 08/15/2035	554	544
5.176% due 10/25/2044 - 02/25/2045 •	1,352	1,259
5.250% due 08/01/2034 •	9	9
5.443% due 07/15/2034 •	5	5
5.520% due 05/28/2025	134,600	134,308
5.543% due 07/15/2036 •	127	126
5.550% due 05/09/2025	181,450	179,879
5.593% due 06/15/2031 •	21	21
5.643% due 12/15/2031 - 09/15/2041 •	264	258
5.650% due 03/07/2025	31,700	31,653
5.673% due 11/15/2036 •	12	12
5.680% due 04/03/2025 (h)	161,190	160,988
5.693% due 07/15/2039 - 02/15/2041 •	704	694
5.730% due 04/03/2025	102,400	102,333
5.743% due 06/15/2031 •	48	48
5.793% due 06/15/2031 - 12/15/2037 •	68	67
5.800% due 07/03/2025 (b)	102,400	102,323
5.893% due 03/15/2032 •	47	47
6.193% due 11/15/2033 - 10/15/2049 •	91	93
6.500% due 07/25/2043	106	109

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		3,727	3,291
2.625% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2025 ~		6	6
2.625% due 08/20/2027 - 08/20/2031 •		176	170
2.750% due 11/20/2026 - 12/20/2033 •		95	93
2.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~		5	4
2.875% due 06/20/2027 - 05/20/2032 •		217	211
3.000% (H15T1Y + 1.500%) due 04/20/2025 - 08/20/2025 ~		2	1
3.000% due 08/20/2027 - 09/20/2027 •		11	10
3.575% due 07/20/2067 •		2,711	2,712
3.625% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~		9	9
3.625% due 03/20/2029 - 03/20/2032 •		156	148
3.689% due 12/20/2068 •		3,257	3,160
3.834% due 12/20/2068 •		7,982	7,779
4.646% due 11/20/2067 •		1,176	1,175
4.770% due 01/20/2066 •		2,996	2,961
4.940% due 03/20/2066 •		6,887	6,822
4.982% due 10/20/2066 •		1,540	1,536
5.301% due 12/20/2066 •		1,758	1,750
5.502% due 04/20/2066 •		2,320	2,299
5.944% due 11/20/2066 •		4,564	4,536
6.158% due 08/16/2039 •		109	110
6.464% due 04/20/2067 •		2,634	2,620
6.986% due 05/20/2071 •		13,596	13,911
U.S. Small Business Administration
4.340% due 03/01/2024		3	3
5.370% due 04/01/2028		20	19
5.490% due 03/01/2028		13	13
Uniform Mortgage-Backed Security 4.000% due 04/01/2048 - 09/01/2049		37,761	35,989
Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2053		55,200	51,851

Total U.S. Government Agencies (Cost $1,292,790)			1,282,061

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.0%
280 Park Avenue Mortgage Trust 6.062% due 09/15/2034 •		13,500	13,104
Adjustable Rate Mortgage Trust 4.740% due 02/25/2035 «~		231	223
American Home Mortgage Assets Trust
5.340% due 05/25/2046 ^•		674	565
5.530% due 09/25/2046 ^•		300	256
Ashford Hospitality Trust 6.219% due 04/15/2035 •		5,469	5,347
Atrium Hotel Portfolio Trust 6.393% due 06/15/2035 •		17,200	16,829
Avon Finance PLC 5.809% due 09/20/2048 •	GBP	36,895	46,844
BAMLL Commercial Mortgage Securities Trust
6.243% due 09/15/2038 •		$4,200	3,834
6.250% due 04/15/2036 •		11,700	11,572
6.393% due 03/15/2034 •		17,500	17,258
Banc of America Funding Trust 4.449% due 02/20/2036 ~		217	204
Banc of America Mortgage Trust
3.896% due 02/25/2036 ^~		19	17
5.750% due 07/20/2032 «~		2	2
Bear Stearns Adjustable Rate Mortgage Trust
2.785% due 11/25/2030 ~		18	17
3.557% due 11/25/2034 ~		2,951	2,666
3.887% due 05/25/2047 ^~		295	265
3.907% due 01/25/2034 ~		15	14
4.033% due 01/25/2035 ~		16	15
4.108% due 08/25/2033 ~		369	346
4.201% due 01/25/2034 ~		58	56
4.609% due 11/25/2034 ~		123	112
4.635% due 07/25/2033 ~		651	611
Bear Stearns ALT-A Trust
3.781% due 11/25/2036 ~		1,008	572
4.195% due 05/25/2035 ~		61	57
4.202% due 09/25/2035 ^~		1,027	639
4.365% due 01/25/2036 ^~		348	317
5.470% due 02/25/2034 •		253	225
Bear Stearns Asset-Backed Securities Trust 5.500% due 09/25/2033 þ		4,347	4,185
Bear Stearns Structured Products, Inc. Trust
3.484% due 12/26/2046 ^~		1,342	1,012
4.098% due 01/26/2036 ^~		1,784	1,429
Beast Mortgage Trust 6.243% due 03/15/2036 •		5,200	4,551
BIG Commercial Mortgage Trust 6.489% due 02/15/2039 •		13,700	13,348
Brass PLC 6.018% due 11/16/2066 •		830	830

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

BWAY Mortgage Trust 6.443% due 09/15/2036 •		9,200	8,643
BX Commercial Mortgage Trust 5.961% due 01/15/2034 •		69,536	68,303
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.400% due 08/25/2035 •		46	43
Citigroup Mortgage Loan Trust
3.974% due 09/25/2037 ^~		622	546
4.132% due 07/25/2046 ^~		91	83
4.321% due 03/25/2034 ~		20	19
4.418% due 08/25/2035 ~		136	132
5.000% due 05/25/2051 •		12,464	11,470
5.220% due 01/25/2037 •		109	98
6.430% due 09/25/2035 •		3	3
6.980% due 05/25/2035 •		24	24
7.110% due 10/25/2035 ^•		22	21
Colony Mortgage Capital Ltd. 6.390% due 11/15/2038 •		13,900	13,539
Countrywide Alternative Loan Trust
3.940% due 02/25/2037 ^~		292	251
4.976% due 12/25/2035 •		185	156
4.976% due 02/25/2036 •		130	119
5.337% due 02/20/2047 ^•		1,654	1,291
5.352% due 12/20/2046 ^•		1,101	923
5.367% due 07/20/2046 ^•		551	443
5.470% due 02/25/2047 •		58	53
5.510% due 05/25/2047 •		1,040	896
5.530% due 09/25/2046 ^•		307	287
5.570% due 07/25/2046 •		111	99
6.000% due 04/25/2037 ^		102	49
6.250% due 12/25/2033 «		42	40
Countrywide Home Loan Mortgage Pass-Through Trust
3.611% due 09/25/2047 ^~		54	47
4.125% due 07/19/2031 «~		2	2
5.610% due 05/25/2035 •		92	78
5.730% due 04/25/2035 «•		8	7
Countrywide Home Loan Reperforming REMIC Trust
4.237% due 01/25/2034 ^~		6	5
5.490% due 06/25/2035 •		875	801
Credit Suisse First Boston Mortgage Securities Corp.
4.234% due 11/25/2034 «~		130	122
4.327% due 11/25/2033 «~		113	103
5.449% due 03/25/2032 ~		16	15
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		11,074	10,262
2.215% due 11/25/2061 ~		1,545	1,473
2.688% due 03/25/2059 ~		7,660	7,432
3.037% due 12/26/2059 ~		1,865	1,859
3.904% due 04/25/2062		3,136	2,883
5.000% due 07/25/2056 •		11,748	10,830
5.943% due 07/15/2032 •		10,175	9,704
Dutch Property Finance BV 3.892% due 07/28/2054 •	EUR	411	447
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		$413	395
Eurohome UK Mortgages PLC 5.137% due 06/15/2044 •	GBP	452	552
European Loan Conduit DAC 4.358% due 02/17/2030 •	EUR	10,225	10,925
Extended Stay America Trust 6.274% due 07/15/2038 •		$96,663	94,868
First Horizon Mortgage Pass-Through Trust 4.715% due 08/25/2035 ~		97	69
FirstKey Master Funding 3.000% due 05/27/2036 ~		2,222	1,947
FWD Securitization Trust 2.240% due 01/25/2050 ~		3,032	2,755
GCAT Trust
1.091% due 05/25/2066 ~		14,069	11,389
1.348% due 05/25/2066 ~		1,413	1,148
2.650% due 10/25/2068 ~		1,159	1,087
2.885% due 12/27/2066 ~		29,142	25,649
GCT Commercial Mortgage Trust 5.993% due 02/15/2038 •		16,100	13,809
Gemgarto PLC 5.479% due 12/16/2067 •	GBP	4,196	5,309
Ginnie Mae
6.066% due 05/20/2073		$23,637	23,673
6.166% due 05/20/2073		5,317	5,322
GMAC Mortgage Corp. Loan Trust 3.415% due 08/19/2034 «~		204	175
Great Hall Mortgages PLC
3.697% due 06/18/2038 •	EUR	319	345
5.152% due 03/18/2039 •	GBP	498	627
5.172% due 06/18/2038 •		236	297

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

GreenPoint Mortgage Funding Trust
5.590% due 06/25/2045 •		$94	88
5.610% due 06/25/2045 •		47	35
5.690% due 11/25/2045 •		113	99
GS Mortgage Securities Corp. Trust 8.547% due 08/15/2039 •		10,600	10,611
GS Mortgage Securities Trust 3.648% due 01/10/2047		2,033	2,024
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		9,843	9,056
5.000% due 02/25/2052 •		26,373	23,869
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036 «		71	65
GSR Mortgage Loan Trust
3.542% due 04/25/2036 ~		116	79
3.935% due 01/25/2036 ^~		105	103
4.070% due 09/25/2035 ~		330	312
HarborView Mortgage Loan Trust
4.553% due 04/19/2034 «~		7	6
4.688% due 08/19/2036 ^«~		10	9
5.417% due 03/19/2037 •		349	314
5.597% due 05/19/2035 •		381	349
5.626% due 03/19/2036 ^•		1,150	1,044
HPLY Trust 6.193% due 11/15/2036 •		20,444	20,217
Impac CMB Trust
5.790% due 03/25/2035 •		1,013	929
IndyMac Adjustable Rate Mortgage Trust
3.544% due 01/25/2032 «~		1	1
IndyMac IMSC Mortgage Loan Trust 5.510% due 07/25/2047 •		280	195
IndyMac INDX Mortgage Loan Trust
3.916% due 12/25/2034 ~		8	8
5.530% due 09/25/2046 •		537	464
5.550% due 06/25/2046 •		222	178
5.570% due 05/25/2046 •		82	73
5.630% due 07/25/2035 •		58	55
InTown Mortgage Trust 7.636% due 08/15/2039 •		28,500	28,562
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050		4,300	4,145
4.128% due 07/05/2031		5,000	4,565
6.293% due 12/15/2036 •		8,500	7,465
6.403% due 06/15/2035 •		23,840	22,147
6.643% due 12/15/2031 •		4,825	4,303
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		1,736	1,538
3.500% due 08/25/2050 ~		311	275
3.578% due 04/25/2035 ~		558	462
5.000% due 02/25/2052 •		10,682	9,828
Kinbane DAC 4.263% due 09/25/2062 ~	EUR	19,164	20,749
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		$3,335	3,135
1.875% due 10/25/2068 þ		12,376	11,394
2.250% due 07/25/2067 þ		7,030	6,531
Luminent Mortgage Trust
5.490% due 12/25/2036 •		344	304
5.510% due 12/25/2036 ^•		51	47
5.550% due 10/25/2046 •		89	80
MASTR Adjustable Rate Mortgages Trust
4.560% due 11/21/2034 ~		189	179
5.360% due 04/25/2046 •		180	160
MASTR Alternative Loan Trust 6.000% due 08/25/2033		201	193
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.893% due 11/15/2031 •		200	191
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.632% due 10/20/2029 •		168	170
5.633% due 12/15/2030 •		197	186
6.053% due 08/15/2032 •		11	11
Merrill Lynch Mortgage Investors Trust
5.570% due 02/25/2036 •		1,112	1,050
5.650% due 11/25/2035 •		110	103
7.119% due 12/25/2032 «•		2	1
Merrill Lynch Mortgage-Backed Securities Trust 3.673% due 04/25/2037 ^~		179	160
MFA Trust
1.131% due 07/25/2060 ~		1,637	1,444
1.479% due 03/25/2065 ~		1,446	1,319
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		11,980	11,096
2.750% due 08/25/2059 ~		11,827	11,027
Morgan Stanley Bank of America Merrill Lynch Trust 3.040% due 04/15/2048		1,034	1,005

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

Morgan Stanley Capital Trust 6.193% due 05/15/2036 •		11,400	10,719
Morgan Stanley Mortgage Loan Trust
5.590% due 02/25/2047 •		670	189
6.115% due 06/25/2036 ~		25	24
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		11,936	10,986
MortgageIT Mortgage Loan Trust 5.890% due 12/25/2034 •		162	158
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		2,454	2,183
2.464% due 01/26/2060 ~		995	899
3.500% due 12/25/2057 ~		1,819	1,706
3.500% due 10/25/2059 ~		1,596	1,474
4.500% due 05/25/2058 ~		7,226	6,901
New York Mortgage Trust 1.670% due 08/25/2061 þ		17,347	15,815
NYO Commercial Mortgage Trust 6.356% due 11/15/2038 •		55,900	50,909
OBX Trust
5.000% due 10/25/2051 •		5,917	5,458
5.800% due 06/25/2057 •		753	715
One New York Plaza Trust 6.143% due 01/15/2036 •		27,900	26,480
Polaris PLC 6.154% due 05/27/2057 •	GBP	505	642
Precise Mortgage Funding PLC 6.004% due 03/12/2055 •		635	807
Residential Accredit Loans, Inc. Trust
5.336% due 09/25/2045 •		$191	172
5.450% due 08/25/2035 •		279	213
5.570% due 04/25/2046 •		136	40
5.650% due 08/25/2037 •		122	111
Residential Asset Securitization Trust
4.627% due 12/25/2034 ~		675	615
5.750% due 02/25/2036 ^		80	33
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032 «		9	8
Residential Mortgage Securities PLC 6.159% due 06/20/2070 •	GBP	20,252	25,801
RESIMAC Premier 5.922% due 07/10/2052 •		$4,594	4,574
Sage AR Funding PLC 5.969% due 11/17/2030 •	GBP	4,800	5,944
Sequoia Mortgage Trust
3.271% due 01/20/2047 ^~		$65	43
4.601% due 04/20/2035 «~		27	26
5.557% due 05/20/2035 •		882	763
5.911% due 05/20/2034 «•		121	117
5.917% due 10/20/2027 «•		55	52
Silverstone Master Issuer PLC 5.249% due 01/21/2070 •	GBP	9,120	11,598
Stratton Mortgage Funding PLC 5.279% due 07/20/2060		11,130	14,136
Structured Adjustable Rate Mortgage Loan Trust
4.222% due 08/25/2035 ~		$166	144
5.282% due 02/25/2034 ~		15	14
5.376% due 01/25/2035 ^•		23	19
Structured Asset Mortgage Investments Trust
5.410% due 03/25/2037 •		255	85
5.530% due 07/25/2046 ^•		894	644
5.590% due 05/25/2036 •		2,154	1,727
5.590% due 05/25/2046 •		600	209
5.610% due 05/25/2045 •		124	112
5.646% due 07/19/2035 •		44	41
5.710% due 02/25/2036 ^•		8	7
5.726% due 07/19/2034 «•		4	4
5.806% due 09/19/2032 •		4	4
5.846% due 03/19/2034 •		65	60
5.846% due 04/19/2035 •		363	324
Tharaldson Hotel Portfolio Trust 6.241% due 11/11/2034 •		10,207	10,079
Thornburg Mortgage Securities Trust 3.837% due 04/25/2045 «~		30	28
Towd Point Mortgage Funding
5.523% due 10/20/2051	GBP	4,765	6,060
5.841% due 07/20/2045 •		32,086	40,768
6.216% due 02/20/2045 •		4,891	6,200
6.287% due 02/20/2054		5,619	7,138
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$18,014	16,458
3.750% due 05/25/2058 ~		15,647	14,771
6.150% due 05/25/2058 •		7,690	7,677
6.150% due 10/25/2059 •		5,307	5,255
Trinity Square PLC 5.316% due 07/15/2059 •	GBP	14,911	18,910

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

TTAN 6.044% due 03/15/2038 •		$2,362	2,311
Verus Securitization Trust
1.977% due 03/25/2060 ~		219	214
5.811% due 05/25/2068		6,558	6,506
6.476% due 06/25/2068		5,300	5,298
WaMu Mortgage Pass-Through Certificates Trust
3.168% due 01/25/2037 ^~		161	137
3.320% due 05/25/2037 ^~		202	159
3.321% due 04/25/2037 ^~		115	102
3.528% due 12/25/2036 ^~		111	98
3.651% due 02/25/2037 ^~		216	188
3.669% due 02/25/2037 ^~		234	212
3.727% due 12/25/2046 •		347	330
3.754% due 09/25/2036 ^~		148	127
3.754% due 09/25/2036 ^«~		3	2
3.772% due 02/25/2037 ^~		579	520
3.823% due 02/27/2034 •		12	12
4.008% due 12/25/2046 ^•		250	214
4.008% due 12/25/2046 •		509	451
4.016% due 03/25/2033 ~		13	13
4.154% due 09/25/2033 ~		341	318
4.163% due 09/25/2033 «~		64	57
4.521% due 06/25/2034 «~		302	269
4.676% due 02/25/2047 ^•		205	175
4.706% due 01/25/2047 •		116	108
4.716% due 01/25/2047 ^•		238	213
4.736% due 04/25/2047 •		413	365
4.976% due 02/25/2046 •		662	591
4.976% due 08/25/2046 •		2,730	2,559
5.024% due 07/25/2046 •		108	91
5.024% due 08/25/2046 •		1,162	958
5.176% due 11/25/2042 •		69	64
5.226% due 01/25/2047 •		82	74
5.376% due 06/25/2042 •		63	58
5.376% due 08/25/2042 •		105	99
5.476% due 09/25/2046 •		161	151
5.476% due 11/25/2046 •		67	59
5.670% due 11/25/2045 •		39	36
5.690% due 12/25/2045 •		46	45
5.730% due 10/25/2045 •		279	264
5.770% due 01/25/2045 •		30	29
5.870% due 10/25/2045 •		465	436
5.930% due 01/25/2045 •		822	768
Warwick Finance Residential Mortgages PLC 5.933% due 03/21/2042 •	GBP	2,690	3,406
Washington Mutual Mortgage Pass-Through Certificates Trust
4.946% due 05/25/2046 ^•		$185	151
Wells Fargo Commercial Mortgage Trust
4.218% due 07/15/2046 ~		381	380
6.708% due 01/15/2059 •		3,500	3,452
Wells Fargo-RBS Commercial Mortgage Trust
3.369% due 11/15/2047		4,111	4,030
5.718% due 08/15/2047 •		2,709	2,704

Total Non-Agency Mortgage-Backed Securities (Cost $1,152,775)			1,101,125

ASSET-BACKED SECURITIES 24.7%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		4,984	4,605
AASET Trust 3.844% due 01/16/2038		5,964	3,781
ACAS CLO Ltd. 6.152% due 10/18/2028 •		20,043	19,918
Accredited Mortgage Loan Trust 5.410% due 09/25/2036 •		1,972	1,940
ACE Securities Corp. Home Equity Loan Trust
5.270% due 10/25/2036 •		8	3
5.930% due 04/25/2034 •		12,362	11,580
6.185% due 10/25/2034 •		1,969	1,834
ACREC LLC 7.321% due 02/19/2038 •		6,300	6,280
American Money Management Corp. CLO Ltd. 6.287% due 11/10/2030 •		13,422	13,322
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.930% due 05/25/2034 •		58	57
Amortizing Residential Collateral Trust 5.850% due 10/25/2031 •		96	93
AMRESCO Residential Securities Corp. Mortgage Loan Trust 6.090% due 06/25/2029 •		77	73
Anchorage Capital CLO Ltd.
6.310% due 07/15/2030 •		52,525	52,225
6.400% due 07/15/2032 •		28,400	28,017
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •		6,806	6,764

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

Apidos CLO 6.190% due 07/17/2030 •		5,835	5,790
Apres Static CLO Ltd. 6.330% due 10/15/2028 •		7,022	7,016
Aqueduct European CLO DAC 3.840% due 07/20/2030 •	EUR	22,427	24,157
AREIT Trust
6.237% due 11/17/2038 •		$15,016	14,630
7.333% due 06/17/2039 •		26,300	26,302
Ares CLO Ltd.
6.130% due 01/15/2029 •		6,047	6,009
6.310% due 01/15/2032 •		15,000	14,842
6.312% due 04/18/2031 •		10,200	10,090
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.368% due 12/25/2033 «•		423	460
Asset-Backed Funding Certificates Trust
5.850% due 06/25/2034 •		259	252
6.125% due 06/25/2033 •		582	575
Asset-Backed Securities Corp. Home Equity Loan Trust
2.822% due 07/25/2036 •		1,150	1,092
5.230% due 05/25/2037 •		18	12
Atlas Senior Loan Fund Ltd. 6.120% due 04/20/2028 •		137	138
Bain Capital Euro CLO DAC 3.940% due 01/20/2032 •	EUR	14,813	15,808
Bear Stearns Asset-Backed Securities Trust
5.810% due 10/25/2032 «•		$27	26
5.885% due 09/25/2035 •		3,527	3,506
5.950% due 10/27/2032 •		30	30
6.150% due 11/25/2042 •		12	11
6.400% due 08/25/2037 •		123	121
Benefit Street Partners CLO Ltd. 6.210% due 10/15/2030 •		10,098	10,017
Birch Grove CLO Ltd. 6.682% due 06/15/2031 •		27,800	27,558
Black Diamond CLO DAC 4.060% due 01/20/2032 •	EUR	837	900
BMW Canada Auto Trust 5.430% due 01/20/2026	CAD	43,700	32,928
BMW Vehicle Lease Trust 5.270% due 02/25/2025		$4,200	4,191
Brightspire Capital Ltd. 6.355% due 08/19/2038 •		15,500	15,023
BXMT Ltd. 6.616% due 11/15/2037 •		3,100	2,963
Capital One Prime Auto Receivables Trust 3.740% due 09/15/2025		13,511	13,382
Carlyle Euro CLO DAC 3.877% due 01/15/2031 •	EUR	12,345	13,188
Carlyle Global Market Strategies CLO Ltd. 6.230% due 04/17/2031 •		$1,595	1,582
Carlyle U.S. CLO Ltd. 6.250% due 04/20/2031 •		12,900	12,740
Carmax Auto Owner Trust 5.230% due 01/15/2026		10,000	9,965
Carmax Auto Owner Trust 5.340% due 12/15/2025		8,367	8,346
CarMax Auto Owner Trust 5.917% due 06/15/2026		18,100	18,162
Carvana Auto Receivables Trust 4.420% due 12/10/2025		4,033	4,009
Chase Funding Trust 5.790% due 08/25/2032 •		20	19
Chesapeake Funding LLC 6.317% due 05/15/2035		12,977	13,002
CIFC Funding Ltd.
6.223% due 10/24/2030 •		31,321	31,102
6.352% due 04/27/2031 •		400	397
Citibank Credit Card Issuance Trust 5.774% due 04/22/2026 •		34,800	34,866
Citigroup Mortgage Loan Trust 5.210% due 07/25/2045 •		203	141
Citizens Auto Receivables Trust
6.016% due 07/15/2026		14,000	13,971
6.130% due 07/15/2026		9,300	9,291
CLNC Ltd. 6.455% due 08/20/2035 •		1,169	1,152
Commonbond Student Loan Trust
2.550% due 05/25/2041		1,136	1,049
3.560% due 09/25/2045		936	871
Countrywide Asset-Backed Certificates Trust
5.440% due 05/25/2047 •		143	135
5.450% due 09/25/2046 •		19	18
5.690% due 12/25/2034 •		3,714	3,590
5.890% due 05/25/2032 «•		53	52
5.950% due 10/25/2047 •		1,231	1,111

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

5.975% due 03/25/2034 •		1,064	1,054
6.050% due 05/25/2036 •		346	334
6.650% due 10/25/2034 •		1,485	1,459
Credit Suisse First Boston Mortgage Securities Corp. 4.599% due 01/25/2032 •		1	1
Credit-Based Asset Servicing & Securitization LLC
2.927% due 08/25/2035 •		738	726
5.270% due 07/25/2037 •		205	135
Credit-Based Asset Servicing & Securitization Trust 5.270% due 11/25/2036 •		34	16
Crestline Denali CLO Ltd. 6.413% due 10/23/2031 •		29,594	29,226
CVC Cordatus Loan Fund DAC 4.156% due 09/15/2031 •	EUR	19,495	20,818
CWHEQ Revolving Home Equity Loan Trust 5.333% due 01/15/2037 «•		$5	5
Daimler Trucks Retail Trust 5.070% due 09/16/2024		40,481	40,339
Dell Equipment Finance Trust 5.840% due 01/22/2029		19,200	19,240
Delta Funding Home Equity Loan Trust 6.013% due 09/15/2029 «•		16	15
Dryden Euro CLO DAC 3.837% due 04/15/2033 •	EUR	9,400	10,034
ECMC Group Student Loan Trust
5.900% due 02/27/2068 •		$15,636	15,167
6.150% due 07/25/2069 •		8,345	8,179
6.200% due 05/25/2067 •		1,046	1,016
Edsouth Indenture LLC 5.880% due 04/25/2039 •		780	773
EFS Volunteer LLC 6.105% due 10/25/2035 •		786	784
Elevation CLO Ltd. 6.205% due 10/25/2030 •		21,392	21,237
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		26,546	22,581
EMC Mortgage Loan Trust 5.890% due 05/25/2040 •		22	21
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		12,436	12,172
5.330% due 03/20/2024		5,763	5,758
5.760% due 10/22/2029		36,200	36,081
Euro-Galaxy CLO DAC 3.831% due 04/24/2034 •	EUR	3,750	3,985
Finance America Mortgage Loan Trust 5.975% due 08/25/2034 •		$5,539	5,134
First Franklin Mortgage Loan Trust 5.310% due 11/25/2036 •		776	763
First NLC Trust 5.220% due 08/25/2037 •		330	169
Ford Auto Securitization Trust 1.162% due 10/15/2025	CAD	15,631	11,554
Ford Auto Securitization Trust Asset-Backed Notes 4.956% due 10/15/2024		4,863	3,675
Ford Credit Auto Lease Trust 5.190% due 06/15/2025		$13,500	13,458
Ford Credit Auto Owner Trust
5.140% due 03/15/2026		7,800	7,765
5.587% due 04/15/2025 •		13,876	13,881
5.827% due 08/15/2025 •		19,458	19,472
Fremont Home Loan Trust 5.885% due 01/25/2035 •		669	647
Gallatin CLO Ltd.
6.311% due 01/21/2028 •		7,206	7,200
6.350% due 07/15/2031 •		9,900	9,710
GM Financial Automobile Leasing Trust
4.010% due 10/21/2024		5,155	5,132
5.776% due 10/21/2024 •		5,613	5,614
GM Financial Consumer Automobile Receivables Trust
5.100% due 05/18/2026		16,600	16,514
5.717% due 11/17/2025 •		28,707	28,745
5.817% due 05/18/2026		16,300	16,321
GMF Canada Leasing Trust 5.458% due 04/21/2025	CAD	23,000	17,602
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •		$5,700	5,667
GPMT Ltd. 6.498% due 12/15/2036 •		15,000	14,494
Greystone Commercial Real Estate Notes Ltd. 6.373% due 09/15/2037 •		7,211	7,115
Greywolf CLO Ltd. 6.415% due 01/27/2031 •		6,000	5,943
GSAA Home Equity Trust 5.690% due 07/25/2037 •		440	423
GSAMP Trust
5.220% due 12/25/2036 •		264	130

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

5.670% due 06/25/2036 •		3,224	3,087
5.900% due 01/25/2034 •		984	936
GSRPM Mortgage Loan Trust 5.650% due 03/25/2035 •		948	939
Harvest CLO DAC 3.937% due 07/15/2031 •	EUR	9,500	10,117
HERA Commercial Mortgage Ltd. 6.207% due 02/18/2038 •		$7,170	6,920
Hertz Vehicle Financing LLC 3.370% due 03/25/2025		11,200	11,045
Home Equity Asset Trust
5.735% due 07/25/2036 •		2,469	2,434
6.070% due 02/25/2033 «•		1	1
6.095% due 06/25/2034 •		1,972	1,935
Honda Auto Receivables Owner Trust 5.410% due 04/15/2026		11,000	10,970
HSI Asset Loan Obligation Trust 4.194% due 12/25/2036 •		84	27
HSI Asset Securitization Corp. Trust
5.470% due 05/25/2037 •		38	38
5.645% due 02/25/2036 •		1,973	1,855
Hyundai Auto Lease Securitization Trust
5.707% due 04/15/2025 •		12,568	12,582
5.767% due 01/15/2025 •		7,639	7,647
5.817% due 09/15/2025		8,700	8,707
Hyundai Auto Receivables Trust
5.190% due 12/15/2025		17,700	17,633
5.817% due 12/15/2025		23,600	23,638
5.847% due 11/17/2025 •		53,367	53,416
Invesco Euro CLO DAC 3.827% due 07/15/2031 •	EUR	2,500	2,663
JP Morgan Mortgage Acquisition Trust
5.360% due 10/25/2036 •		$2,158	2,124
5.390% due 05/25/2037 •		629	623
5.555% due 07/25/2036 •		1,869	1,811
Jubilee CLO DAC 3.787% due 04/15/2030 •	EUR	6,300	6,737
KKR CLO Ltd.
6.202% due 07/18/2030 •		$12,490	12,376
6.210% due 07/15/2030 •		9,954	9,877
LAD Auto Receivables Trust 5.930% due 06/15/2027		29,600	29,465
Laurelin DAC 3.920% due 10/20/2031	EUR	31,700	33,966
LCM LP 6.250% due 07/20/2030 •		$30,139	29,938
Lehman ABS Mortgage Loan Trust 5.240% due 06/25/2037 •		224	144
LL ABS Trust 1.070% due 05/15/2029		1,398	1,362
LoanCore Issuer Ltd.
5.981% due 07/15/2035 •		4,519	4,424
6.493% due 07/15/2036 •		5,000	4,888
Long Beach Mortgage Loan Trust
5.710% due 10/25/2034 •		359	333
5.850% due 03/25/2032 «•		16	15
6.125% due 04/25/2035 •		8,549	8,437
6.170% due 08/25/2033 •		336	334
M360 Ltd. 6.654% due 11/22/2038 •		22,500	22,110
Madison Park Funding Ltd. 6.193% due 01/22/2028 •		9,044	8,987
Marble Point CLO Ltd. 6.300% due 10/15/2030 •		37,864	37,610
Massachusetts Educational Financing Authority 6.205% due 04/25/2038 •		298	298
MASTR Asset-Backed Securities Trust
5.200% due 01/25/2037 •		257	78
5.250% due 11/25/2036 •		48	16
5.850% due 09/25/2034 •		6,006	5,091
5.930% due 02/25/2034 •		821	791
Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026		30,000	29,889
5.260% due 10/15/2025		9,652	9,631
Merrill Lynch Mortgage Investors Trust
5.310% due 09/25/2037 •		3	1
5.390% due 02/25/2037 •		255	77
MF1 Ltd.
6.237% due 10/16/2036 •		52,000	50,765
6.961% due 11/15/2035 •		21,985	21,775
MF1 Multifamily Housing Mortgage Loan Trust 6.111% due 07/15/2036 •		22,987	22,655
MidOcean Credit CLO
6.329% due 01/29/2030 •		16,258	16,168
6.429% due 02/20/2031 •		31,561	31,258

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

MKS CLO Ltd. 6.250% due 07/20/2030 •		6,288	6,221
MMAF Equipment Finance LLC 5.570% due 09/09/2025		46,300	46,062
Morgan Stanley ABS Capital, Inc. Trust
5.210% due 05/25/2037 •		85	74
5.350% due 09/25/2036 •		17	6
5.770% due 12/25/2035 •		438	420
6.050% due 05/25/2034 •		12,112	11,771
Morgan Stanley Home Equity Loan Trust 6.140% due 05/25/2035 •		660	640
Morgan Stanley IXIS Real Estate Capital Trust 5.200% due 11/25/2036 •		8	3
Mountain View CLO LLC 6.350% due 10/16/2029 •		8,925	8,870
Navient Private Education Loan Trust
2.460% due 11/15/2068		1,741	1,599
2.650% due 12/15/2028		73	72
6.643% due 07/16/2040 •		5,984	5,975
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		681	588
1.170% due 09/16/2069		7,684	6,804
1.330% due 04/15/2069		2,123	1,865
1.690% due 05/15/2069		13,118	11,712
6.193% due 04/15/2069 •		8,387	8,256
Navient Student Loan Trust
5.950% due 07/26/2066 •		10,805	10,507
6.200% due 12/27/2066 •		16,637	16,481
Nelnet Student Loan Trust
5.750% due 02/27/2051 •		2,661	2,629
5.850% due 09/27/2038 •		2,893	2,846
5.950% due 09/25/2065 •		1,964	1,944
5.950% due 08/25/2067 •		21,466	21,172
6.000% due 02/25/2066 •		2,214	2,172
6.050% due 06/27/2067 •		41,850	41,119
Neuberger Berman CLO Ltd. 6.192% due 10/18/2029 •		4,171	4,137
New Century Home Equity Loan Trust
5.510% due 05/25/2036 •		108	105
6.080% due 11/25/2034 •		1,805	1,727
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.300% due 07/25/2036 •		2,877	2,595
Northstar Education Finance, Inc. 5.850% due 12/26/2031 •		886	881
NovaStar Mortgage Funding Trust
5.810% due 01/25/2036 •		2,756	2,709
6.230% due 06/25/2035 •		1,284	1,285
Oak Hill European Credit Partners DAC 3.940% due 10/20/2031	EUR	36,000	38,258
Oaktree CLO Ltd. 6.383% due 04/22/2030 •		$14,200	13,983
OCP CLO Ltd. 6.370% due 07/20/2029 •		1,817	1,805
OCP Euro CLO DAC 4.091% due 09/22/2034 •	EUR	9,000	9,565
Option One Mortgage Loan Trust 5.810% due 05/25/2035 «•		$46	44
OZLM Ltd.
6.348% due 05/16/2030 •		19,400	19,264
6.350% due 10/20/2031 •		3,800	3,743
Palmer Square European Loan Funding DAC 3.957% due 04/15/2031 •	EUR	24,423	26,182
Palmer Square Loan Funding Ltd.
6.060% due 10/15/2029 •		$7,847	7,766
6.150% due 04/20/2029 •		2,315	2,300
6.179% due 02/20/2028 •		1,022	1,017
Pawneee Equipment Receivables LLC 4.840% due 02/15/2028		3,352	3,333
PFP Ltd.
6.043% due 04/14/2038 •		346	339
6.158% due 08/09/2037 •		11,454	11,171
7.376% due 08/19/2035 •		18,600	18,628
PRET LLC
1.868% due 07/25/2051 þ		3,007	2,758
1.992% due 02/25/2061 þ		7,781	7,221
2.240% due 09/27/2060 þ		3,364	3,180
2.487% due 07/25/2051 þ		6,063	5,626
RAAC Trust 5.700% due 01/25/2046 •		2,602	2,567
Ready Capital Mortgage Financing LLC
6.100% due 07/25/2036 •		5,047	4,907
6.717% due 01/25/2037 •		34,176	33,718
7.463% due 10/25/2039 •		8,100	8,132
Regatta Funding Ltd. 6.510% due 10/17/2030 •		1,353	1,347

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

Renaissance Home Equity Loan Trust
3.823% due 08/25/2033 •		272	246
5.870% due 11/25/2034 •		130	111
Residential Asset Mortgage Products Trust
5.415% due 01/25/2034 •		1,195	1,177
5.840% due 10/25/2035 •		40	39
5.930% due 07/25/2035 •		367	362
Residential Asset Securities Corp. Trust 5.795% due 03/25/2035 •		325	324
Saranac CLO Ltd. 6.684% due 08/13/2031 •		3,300	3,261
SBA Tower Trust 3.869% due 10/15/2049 þ		9,800	9,502
Sculptor CLO Ltd. 6.530% due 01/15/2031 •		19,700	19,432
Securitized Asset-Backed Receivables LLC Trust
5.820% due 08/25/2034 •		3,243	2,936
5.825% due 01/25/2035 •		453	422
SFS Auto Receivables Securitization Trust
5.867% due 03/22/2027		5,000	4,994
5.890% due 03/22/2027		1,200	1,199
SLC Student Loan Trust 5.381% due 05/15/2029 •		2,237	2,223
SLM Student Loan Trust
5.395% due 10/25/2028 •		83	83
5.395% due 10/27/2031 •		6,074	6,060
5.405% due 10/25/2029 •		1,193	1,189
5.600% due 06/25/2043 •		8,197	7,997
5.800% due 12/27/2038 •		1,502	1,464
5.850% due 01/25/2029 •		3,361	3,222
5.855% due 10/25/2029 •		6,825	6,763
6.005% due 04/25/2049		267	266
6.155% due 07/25/2023 •		1,704	1,672
6.955% due 07/25/2023 •		2,984	2,982
SMB Private Education Loan Trust
1.340% due 03/17/2053		11,032	9,729
1.600% due 09/15/2054		9,517	8,445
2.340% due 09/15/2034		251	241
6.000% due 09/15/2054 •		34,949	34,257
6.643% due 02/17/2032 •		1,012	1,012
6.917% due 05/16/2050 •		3,747	3,764
SoFi Consumer Loan Program Trust
5.810% due 05/15/2031		12,060	12,042
6.210% due 04/15/2031		11,751	11,760
SoFi Professional Loan Program LLC 3.020% due 02/25/2040		300	284
SoFi Professional Loan Program Trust 1.950% due 02/15/2046		11,479	10,290
Sound Point CLO Ltd.
6.173% due 01/23/2029 •		603	602
6.235% due 07/25/2030 •		36,623	36,207
6.263% due 01/23/2029 •		5,362	5,365
6.300% due 10/20/2028 •		1,898	1,896
Soundview Home Loan Trust
5.690% due 03/25/2036 •		1,124	1,105
5.710% due 05/25/2036 •		10,122	9,671
Specialty Underwriting & Residential Finance Trust 6.125% due 12/25/2035 •		404	396
Stonepeak ABS 2.301% due 02/28/2033		7,477	6,772
Structured Asset Securities Corp. Mortgage Loan Trust 6.670% due 04/25/2035 •		166	163
Symphony CLO Ltd. 6.220% due 04/16/2031 •		3,025	2,995
Symphony Static CLO Ltd. 6.085% due 10/25/2029 •		19,720	19,502
TCI-Symphony CLO Ltd. 6.262% due 10/13/2032 •		44,400	43,909
TCW CLO Ltd. 6.225% due 04/25/2031 •		4,000	3,959
Terwin Mortgage Trust 5.570% due 07/25/2037 •		449	443
Theorem Funding Trust 1.210% due 12/15/2027		652	648
THL Credit Wind River CLO Ltd. 6.340% due 04/15/2031 •		37,700	37,237
Toro European CLO DAC 3.995% due 01/12/2032 •	EUR	8,600	9,205
Towd Point Asset Trust 5.857% due 11/20/2061 •		$18,533	18,210
Toyota Auto Receivables Owner Trust
3.830% due 08/15/2025		3,196	3,169
5.637% due 08/15/2025 •		7,740	7,742
5.837% due 01/15/2026 •		25,553	25,591
Venture CLO Ltd.
6.140% due 04/15/2027 •		23,032	22,958

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

6.150% due 10/20/2028 •		16,664	16,592
6.311% due 09/07/2030 •		18,220	18,069
6.320% due 07/15/2031 •		9,400	9,281
6.350% due 01/20/2029 •		21,636	21,486
6.380% due 04/20/2032 •		16,700	16,448
Vibrant CLO Ltd.
6.290% due 09/15/2030 •		47,669	47,131
6.370% due 07/20/2032 •		7,650	7,520
VMC Finance LLC 6.257% due 06/16/2036 •		2,588	2,538
Volkswagen Auto Loan Enhanced Trust 5.500% due 12/21/2026		45,600	45,499
Voya CLO Ltd. 6.248% due 10/15/2030 •		1,958	1,944
Washington Mutual Asset-Backed Certificates Trust 3.911% due 10/25/2036 •		45	16
World Omni Auto Receivables Trust
3.730% due 03/16/2026		9,944	9,842
5.180% due 07/15/2026		12,800	12,748
5.250% due 11/16/2026		11,300	11,238
World Omni Automobile Lease Securitization Trust 5.827% due 11/17/2025		7,800	7,808

Total Asset-Backed Securities (Cost $2,785,513)			2,721,764

SOVEREIGN ISSUES 0.0%
Israel Government International Bond 3.750% due 03/31/2024	ILS	5,800	1,556

Total Sovereign Issues (Cost $1,572)			1,556

SHORT-TERM INSTRUMENTS 44.5%
COMMERCIAL PAPER 12.1%
Amcor Flexibles North America, Inc. 5.430% due 07/13/2023		$12,900	12,875
American Electric Power Co., Inc.
5.480% due 08/01/2023		62,300	61,999
5.480% due 08/14/2023		66,800	66,341
AT&T, Inc. 5.700% due 11/21/2023		103,700	101,352
Bayer Corp. 5.830% due 07/10/2023		29,200	29,158
Conagra Brands, Inc. 5.600% due 07/20/2023		3,900	3,887
Consolidated Edison Co. of New York, Inc.
5.420% due 07/17/2023		9,000	8,977
5.430% due 07/25/2023		44,800	44,633
Constellation Brands, Inc.
5.590% due 07/03/2023		15,000	14,993
5.600% due 07/11/2023		11,250	11,231
5.610% due 07/11/2023		15,400	15,374
Dominion Resources, Inc.
5.400% due 07/19/2023		20,300	20,243
5.450% due 07/26/2023		27,650	27,543
Electricite de France SA
5.510% due 08/03/2023		56,125	55,829
5.510% due 08/04/2023		56,375	56,069
Enbridge (US), Inc.
5.400% due 07/12/2023		41,000	40,926
5.440% due 07/20/2023		51,400	51,243
5.450% due 07/26/2023		8,300	8,267
5.470% due 07/20/2023		24,450	24,375
Enel Finance America LLC
5.450% due 07/24/2023		9,000	8,968
5.450% due 08/07/2023 (b)		1,600	1,591
Global Payments, Inc.
5.930% due 07/21/2023		35,700	35,578
5.930% due 07/28/2023		13,200	13,140
5.950% due 07/14/2023		86,250	86,052
Haleon UK Capital PLC
5.500% due 08/07/2023 (b)		8,600	8,554
5.500% due 08/08/2023 (b)		11,725	11,660
Humana, Inc.
5.450% due 07/17/2023		11,100	11,071
5.450% due 07/19/2023		23,300	23,232
5.450% due 07/27/2023		23,400	23,302
International Flavors & Fragrances, Inc.
6.050% due 07/26/2023 (b)		5,500	5,479
6.050% due 07/27/2023 (b)		6,900	6,872
6.050% due 07/28/2023 (b)		2,000	1,992
Keurig Dr Pepper, Inc. 5.250% due 07/05/2023		28,200	28,180
Marriott International
5.420% due 07/18/2023		26,750	26,678

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

5.450% due 08/04/2023	30,350	30,189
Parker-Hannifin Corp.
5.400% due 07/18/2023	5,625	5,610
5.400% due 07/19/2023	11,256	11,225
5.420% due 07/27/2023	6,769	6,742
Quanta Services, Inc.
5.900% due 07/05/2023	11,075	11,067
5.900% due 07/07/2023	9,000	8,990
5.900% due 07/10/2023	21,300	21,267
5.900% due 07/11/2023	39,025	38,959
5.900% due 07/12/2023	26,000	25,952
5.900% due 07/13/2023	28,250	28,193
Raytheon Technologies Corp. 5.410% due 07/17/2023	61,100	60,945
Thomson Reuters Corp. 5.500% due 07/19/2023	25,450	25,378
VW Credit, Inc.
5.400% due 07/24/2023	50,800	50,618
5.400% due 07/26/2023	850	847
5.400% due 07/28/2023	12,750	12,696
5.430% due 07/27/2023	47,200	47,009

		1,333,351

REPURCHASE AGREEMENTS (f) 4.6%		511,627

SHORT-TERM NOTES 0.8%
CCG Receivables Trust 5.395% due 03/14/2024	6,797	6,794
Warnermedia Holdings, Inc. 3.428% due 03/15/2024	85,014	83,491

		90,285

U.S. TREASURY BILLS 27.0%
5.275% due 08/01/2023 - 10/31/2023 (b)(c)(d)(j)	3,002,854	2,976,705

Total Short-Term Instruments (Cost $4,913,338)		4,911,968

Total Investments in Securities (Cost $14,388,180)		14,188,653

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	11,781,858	114,555

Total Short-Term Instruments (Cost $114,559)		114,555

Total Investments in Affiliates (Cost $114,559)		114,555

Total Investments 129.6% (Cost $14,502,739)		$14,303,208
Financial Derivative Instruments (g)(i) (0.1)%(Cost or Premiums, net $(9,129))		(10,879)
Other Assets and Liabilities, net (29.5)%		(3,259,999)

Net Assets 100.0%		$11,032,330

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Credit Suisse AG	5.167%	11/20/2023	02/09/2023	$3,469	$3,322	0.03%
Deutsche Bank AG	0.898	05/28/2024	03/31/2022 - 06/26/2023	49,277	49,040	0.44

$52,746	$52,362	0.47%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.060%	07/03/2023	07/05/2023	$165,100	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2026	$(168,257)	$165,100	$165,100
5.120	06/30/2023	07/03/2023	312,000	U.S. Treasury Notes 3.250% due 06/30/2029	(318,503)	312,000	312,133
FICC	2.400	06/30/2023	07/03/2023	6,027	U.S. Treasury Notes 4.625% due 06/30/2025	(6,148)	6,027	6,028
SAL	5.100	06/30/2023	07/03/2023	28,500	U.S. Treasury Notes 0.250% due 10/31/2025	(29,073)	28,500	28,512

Total Repurchase Agreements	$(521,981)	$511,627	$511,773

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(64,511) at a weighted average interest rate of 5.101%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	1,223	$(248,689)	$2,254	$38	$0
U.S. Treasury 5-Year Note September Futures	09/2023	5,564	(595,870)	6,564	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	423	(47,488)	861	0	(59)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	1,003	(118,793)	1,354	0	(298)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	109	(14,848)	(136)	0	(136)

Total Futures Contracts	$10,897	$38	$(493)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.455%	$12,700	$161	$(124)	$37	$2	$0
Boeing Co.	1.000	Quarterly	12/20/2023	0.378	7,900	60	(34)	26	1	0

$221	$(158)	$63	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	(1.000)%	Quarterly	06/20/2028	$1,760,800	$(9,350)	$(17,629)	$(26,979)	$0	$(2,372)

Total Swap Agreements	$(9,129)	$(17,787)	$(26,916)	$3	$(2,372)

(h)	Securities with an aggregate market value of $5,278 and cash of $40,968 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	CAD	23,051	$16,941	$0	$(460)
07/2023	$13,547	CAD	17,917	0	(22)
07/2023	8,287	GBP	6,553	35	0
08/2023	AUD	510,044	$343,146	2,974	0
08/2023	$25,313	AUD	38,036	284	(230)
11/2023	1,596	ILS	5,814	0	(17)
12/2023	CAD	43,700	$32,180	0	(893)
02/2024	8,000	5,974	0	(86)
BPS	07/2023	JPY	201,692	1,452	54	0
07/2023	$261,067	EUR	238,267	0	(1,070)
07/2023	5,464	GBP	4,286	0	(20)
08/2023	EUR	237,097	$260,152	1,077	0
08/2023	$1,478	AUD	2,174	0	(28)
BRC	07/2023	19,319	GBP	15,134	0	(99)
09/2023	40	ILS	145	0	(1)
CBK	11/2023	ILS	5,707	$1,729	180	0
04/2024	5,815	1,606	16	0
DUB	02/2024	CAD	42,300	31,583	0	(462)
02/2024	$26,536	CAD	35,200	130	0
JPM	07/2023	480	JPY	68,686	0	(4)
08/2023	JPY	68,394	$480	4	0
09/2023	$39	ILS	139	0	(2)
MBC	07/2023	CAD	23,526	$17,622	0	(137)
07/2023	GBP	179,986	222,797	0	(5,784)
RBC	08/2023	$112	MXN	1,940	1	0
SCX	08/2023	AUD	49,432	$33,163	194	0
08/2023	$4,539	AUD	6,795	0	(7)
SOG	07/2023	EUR	238,267	$256,313	0	(3,684)
TOR	07/2023	$21,661	CAD	28,662	9	(35)
07/2023	195,704	GBP	154,013	0	(108)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2023 (Unaudited)

	07/2023		924	JPY	132,998	0	(2)
	08/2023	CAD	28,650		$21,661	35	(9)
	08/2023	GBP	154,013		195,746	111	0
	08/2023	JPY	132,433		924	2	0
UAG	09/2023		$34	ILS	120	0	(1)

Total Forward Foreign Currency Contracts						$5,106	$(13,161)

(j)

Securities with an aggregate market value of $7,562 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments			$0		$7,077	$16,500	$23,577
Corporate Bonds & Notes
Banking & Finance			0		2,853,547	0	2,853,547
Industrials			0		982,323	0	982,323
Utilities			0		295,031	0	295,031
Municipal Bonds & Notes
Louisiana			0		14,569	0	14,569
Pennsylvania			0		1,132	0	1,132
U.S. Government Agencies			0		1,282,061	0	1,282,061
Non-Agency Mortgage-Backed Securities			0		1,099,806	1,319	1,101,125
Asset-Backed Securities			0		2,721,146	618	2,721,764
Sovereign Issues			0		1,556	0	1,556
Short-Term Instruments
Commercial Paper			20,214		1,313,137	0	1,333,351
Repurchase Agreements			0		511,627	0	511,627
Short-Term Notes			0		90,285	0	90,285
U.S. Treasury Bills			0		2,976,705	0	2,976,705

			$20,214		$14,150,002	$18,437	$14,188,653
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$114,555		$0	$0	$114,555

Total Investments			$134,769		$14,150,002	$18,437	$14,303,208

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0		41	0	41
Over the counter			0		5,106	0	5,106

			$0		$5,147	$0	$5,147
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0		(2,865)	0	(2,865)
Over the counter			0		(13,161)	0	(13,161)

			$0		$(16,026)	$0	$(16,026)

Total Financial Derivative Instruments			$0		$(10,879)	$0	$(10,879)

Totals			$134,769		$14,139,123	$18,437	$14,292,329

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.1% ¤
CORPORATE BONDS & NOTES 9.1%
BANKING & FINANCE 5.4%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,300	$1,125
3.300% due 01/30/2032		1,300	1,064
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		864	729
Bank of America Corp. 6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		3,000	3,027
Barclays PLC 4.972% due 05/16/2029 •		1,400	1,324
Credit Suisse AG 4.474% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	900	981
Credit Suisse AG AT1 Claim ^		$9,300	372
Danske Bank AS 6.600% (US0003M + 1.060%) due 09/12/2023 ~		1,400	1,402
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,300	1,304
3.547% due 09/18/2031 •		$500	416
3.961% due 11/26/2025 •		6,300	6,010
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,200	1,124
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,081
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$700	652
5.125% due 06/16/2025		400	389
5.584% due 03/18/2024		200	199
Goldman Sachs Group, Inc. 6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,860
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	249
4.292% due 09/12/2026 •		1,300	1,251
4.300% due 03/08/2026		600	580
6.000% due 05/22/2027 •(g)(h)		200	179
ING Groep NV
4.250% due 05/16/2031 •(g)(h)		700	468
5.750% due 11/16/2026 •(g)(h)		1,100	972
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		3,300	3,305
Lloyds Banking Group PLC 4.550% due 08/16/2028		2,500	2,367
NatWest Group PLC
2.000% due 03/04/2025 •	EUR	1,000	1,071
4.892% due 05/18/2029 •		$3,500	3,333
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	16,897	1,866
Nykredit Realkredit AS 1.500% due 10/01/2053		85,095	9,387
OneMain Finance Corp. 6.125% due 03/15/2024		$700	698
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,100	949
Realkredit Danmark AS 1.500% due 10/01/2053	DKK	24,768	2,732
RLJ Lodging Trust LP 3.750% due 07/01/2026		$1,200	1,102
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		3,100	3,077
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		5,700	4,558
UBS AG 5.125% due 05/15/2024 (h)		4,600	4,530
UBS Group AG
3.091% due 05/14/2032 •		1,500	1,214
3.750% due 03/26/2025		600	575
4.751% due 05/12/2028 •		7,900	7,493
VICI Properties LP 4.750% due 02/15/2028		2,700	2,559
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	700	743

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

2.393% due 06/02/2028 •		$19,600	17,480

			97,797

INDUSTRIALS 3.4%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,600	2,280
Broadcom, Inc.
3.137% due 11/15/2035		500	384
3.419% due 04/15/2033		3,200	2,677
Centene Corp. 4.625% due 12/15/2029		3,000	2,764
Charter Communications Operating LLC
4.908% due 07/23/2025		2,200	2,158
6.949% (US0003M + 1.650%) due 02/01/2024 ~		4,600	4,620
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,178
DAE Funding LLC
1.625% due 02/15/2024		1,600	1,543
2.625% due 03/20/2025		900	847
3.375% due 03/20/2028		900	812
Expedia Group, Inc.
4.625% due 08/01/2027		300	291
6.250% due 05/01/2025		176	177
Hyatt Hotels Corp. 1.800% due 10/01/2024		4,100	3,904
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		1,700	1,600
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		3,800	3,529
Imperial Brands Finance PLC
3.125% due 07/26/2024		5,800	5,606
3.500% due 07/26/2026		400	373
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,000	2,051
InterContinental Hotels Group PLC 2.125% due 08/24/2026	GBP	400	440
MPLX LP 2.650% due 08/15/2030		$1,600	1,339
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		1,900	1,887
3.522% due 09/17/2025		800	744
4.345% due 09/17/2027		3,300	3,004
4.810% due 09/17/2030		4,900	4,302
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030		1,600	1,418
Sands China Ltd.
3.350% due 03/08/2029		1,200	1,001
3.750% due 08/08/2031		1,200	978
5.625% due 08/08/2025		4,000	3,905
5.900% due 08/08/2028		2,900	2,767
T-Mobile USA, Inc.
2.700% due 03/15/2032		800	661
3.375% due 04/15/2029		1,500	1,356

			60,596

UTILITIES 0.3%
Pacific Gas & Electric Co.
1.700% due 11/15/2023		3,200	3,146
3.000% due 06/15/2028		1,100	949
4.550% due 07/01/2030		1,500	1,359
Sprint LLC 7.875% due 09/15/2023		400	401

			5,855

Total Corporate Bonds & Notes (Cost $181,188)			164,248

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030		100	108
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		870	802

			910

ILLINOIS 0.0%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035		200	217

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045		100	122

Total Municipal Bonds & Notes (Cost $1,270)			1,249

U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae
3.750% due 07/25/2042		6,275	5,701
4.082% due 05/25/2035 ~		3	3
4.135% due 08/01/2033 •		3	3
4.231% due 01/01/2036 •		6	6
4.496% due 12/01/2036 •		1	1
4.944% due 07/01/2044 •		4	3
5.000% due 04/25/2033		1	1
5.198% due 12/25/2036 •		6	6
5.264% due 06/01/2033 •		80	79
5.348% due 09/01/2034 •		1	1
5.500% due 07/25/2037 - 03/25/2044 •		37	36
5.530% due 07/25/2037 •		14	14
5.550% due 09/25/2035 •		27	27
5.560% due 09/25/2035 •		64	63
5.870% due 06/25/2037 •		98	98
5.900% due 01/25/2040 •		264	264
Fannie Mae, TBA
5.500% due 09/01/2053		8,400	8,359
6.000% due 08/01/2053		11,300	11,398
6.500% due 07/01/2053 - 08/01/2053		71,100	72,578
Freddie Mac
4.000% due 11/01/2047 - 01/01/2048		1,915	1,831
4.480% due 03/01/2034 •		23	23
4.500% due 03/01/2029		11	11
5.176% due 02/25/2045 •		6	6
5.500% due 07/01/2038		12	12
5.763% due 06/15/2041 •		38	37
5.893% due 08/15/2037 •		64	63
5.903% due 10/15/2037 •		11	11
5.913% due 05/15/2037 - 09/15/2037 •		75	74
Ginnie Mae
2.750% due 11/20/2044 •		495	475
5.000% due 04/15/2036 - 09/15/2039		532	534
Ginnie Mae, TBA 5.000% due 08/01/2053		6,000	5,894
U.S. Small Business Administration 5.520% due 06/01/2024		5	5
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048		13,974	12,907
5.500% due 03/01/2034 - 07/01/2035		50	51
6.000% due 08/01/2036 - 02/01/2038		44	46
6.500% due 10/01/2036		16	17
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2053		44,800	43,095
5.000% due 08/01/2053		17,300	16,955
5.500% due 08/01/2053		32,900	32,738
6.000% due 07/01/2053		33,400	33,697

Total U.S. Government Agencies (Cost $250,082)			247,123

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)(m)		10,500	7,033
4.625% due 02/15/2040 (k)		5,900	6,438
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024 (k)	XXX	18,527	17,973
0.125% due 10/15/2024 (k)		$18,565	17,909
0.750% due 02/15/2045		2,834	2,345
1.000% due 02/15/2046	XXX	4,610	4,003
1.000% due 02/15/2048		$7,751	6,675
U.S. Treasury Notes
2.250% due 12/31/2023 (k)(m)		6,300	6,206

Total U.S. Treasury Obligations (Cost $76,082)			68,582

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%
BAMLL Commercial Mortgage Securities Trust 6.643% due 09/15/2038 •		10,400	9,076
Banc of America Funding Trust
4.381% due 05/25/2035 ~		13	12
4.416% due 01/20/2047 ^~		30	28
Bear Stearns Adjustable Rate Mortgage Trust
4.201% due 01/25/2034 ~		11	10
4.319% due 01/25/2034 «~		1	1
Bear Stearns ALT-A Trust
4.195% due 05/25/2035 ~		89	84

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

4.202% due 09/25/2035 ^~		26	16
5.490% due 08/25/2036 ^•		849	740
5.490% due 04/25/2037 •		3,044	2,657
ChaseFlex Trust 5.750% due 07/25/2037 •		274	227
CIM Trust 5.500% due 08/25/2064 ~		10,199	10,068
Citigroup Mortgage Loan Trust
3.974% due 09/25/2037 ^~		1,116	980
5.410% due 10/25/2035 •		4	4
6.170% due 09/25/2062 þ		9,541	9,382
Colony Mortgage Capital Ltd. 6.390% due 11/15/2038 •		7,075	6,891
Countrywide Alternative Loan Trust
5.390% due 06/25/2036 •		1,101	997
5.510% due 05/25/2047 •		126	108
5.536% due 08/25/2035 •		4,079	3,681
5.577% due 03/20/2046 •		2,349	1,924
5.617% due 05/20/2046 ^•		58	49
6.000% due 10/25/2033		7	7
6.000% due 12/25/2034		2,389	2,128
6.000% due 12/25/2035 ^		1,721	1,302
Countrywide Home Loan Mortgage Pass-Through Trust
3.864% due 02/20/2035 ~		10	10
5.910% due 02/20/2036 ^•		7	6
Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		3,372	3,125
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		4,676	4,313
2.215% due 11/25/2061 ~		815	777
2.688% due 03/25/2059 ~		1,184	1,149
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.650% due 02/25/2035 «•		121	112
European Loan Conduit DAC 4.358% due 02/17/2030 •	EUR	3,440	3,676
First Horizon Mortgage Pass-Through Trust 4.715% due 08/25/2035 ~		$16	12
Frost CMBS DAC 4.533% due 11/20/2033 •	EUR	2,485	2,589
Grifonas Finance PLC 3.513% due 08/28/2039 •		98	102
GSMPS Mortgage Loan Trust 5.500% due 01/25/2036 •		$1,405	1,145
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~		11	10
3.966% due 11/25/2035 ^~		50	42
4.234% due 06/25/2034 ~		18	17
6.000% due 03/25/2037 ^		14	8
HarborView Mortgage Loan Trust
5.567% due 12/19/2036 •		964	805
5.597% due 05/19/2035 •		543	497
Impac CMB Trust 6.150% due 07/25/2033 «•		2	2
IndyMac INDX Mortgage Loan Trust 5.530% due 09/25/2046 •		177	153
JP Morgan Chase Commercial Mortgage Securities Trust 6.643% due 12/15/2031 •		730	651
JP Morgan Mortgage Trust
3.921% due 11/25/2035 ^~		38	31
4.047% due 07/25/2035 ~		188	184
5.051% due 08/25/2034 «~		157	153
5.750% due 01/25/2036 ^		21	10
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ		3,651	3,333
1.750% due 04/25/2061 þ		2,369	2,203
1.750% due 07/25/2061 þ		4,016	3,776
2.250% due 07/25/2067 þ		2,031	1,887
LUXE Commercial Mortgage Trust 6.593% due 10/15/2038 •		7,520	7,397
MASTR Adjustable Rate Mortgages Trust 4.776% due 12/25/2046 •		7,254	5,535
Merrill Lynch Mortgage Investors Trust
4.159% due 02/25/2035 ~		240	227
5.570% due 02/25/2036 •		22	21
5.650% due 11/25/2035 •		8	8
7.119% due 12/25/2032 «•		1	1
Morgan Stanley Capital Trust 6.642% due 12/15/2038 •		5,100	4,612
Natixis Commercial Mortgage Securities Trust 6.593% due 08/15/2038 •		6,300	5,754
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		2,521	2,328
NYO Commercial Mortgage Trust 6.806% due 11/15/2038 •		8,000	6,878
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ		3,930	3,740

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

Prime Mortgage Trust 5.550% due 02/25/2034 •		2	2
Residential Accredit Loans, Inc. Trust
4.398% due 10/25/2037 ~		1,153	1,024
5.490% due 01/25/2037 •		1,102	908
5.520% due 08/25/2036 •		314	281
SREIT Trust 6.290% due 10/15/2038 •		9,000	8,751
Structured Adjustable Rate Mortgage Loan Trust 4.222% due 08/25/2035 ~		21	18
Structured Asset Mortgage Investments Trust 5.646% due 07/19/2035 •		112	102
Taurus UK DAC 5.569% due 05/17/2031 •	GBP	695	853
Thornburg Mortgage Securities Trust 7.151% due 06/25/2047 ^•		$184	156
Towd Point Mortgage Funding 5.841% due 07/20/2045 •	GBP	8,110	10,304
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$5,035	4,600
3.277% due 10/25/2057 ~		4,900	3,981
6.150% due 05/25/2058 •		1,306	1,303
WaMu Mortgage Pass-Through Certificates Trust
3.809% due 07/25/2037 ^~		4,595	4,243
3.823% due 02/27/2034 •		9	9
4.676% due 03/25/2047 ^•		1,521	1,321
4.726% due 06/25/2047 •		2,404	1,964
4.976% due 02/25/2046 •		47	42
5.046% due 01/25/2046 •		3,016	2,637
5.176% due 11/25/2042 •		5	4
5.376% due 08/25/2042 •		3	3
5.520% due 05/25/2034 •		1,197	1,063
5.730% due 10/25/2045 •		9	8
Washington Mutual Mortgage Pass-Through Certificates Trust 4.806% due 11/25/2046 •		4,794	4,064

Total Non-Agency Mortgage-Backed Securities (Cost $175,101)			165,292

ASSET-BACKED SECURITIES 29.5%
Aames Mortgage Investment Trust 6.140% due 07/25/2035 •		963	955
ACE Securities Corp. Home Equity Loan Trust
5.370% due 11/25/2036 •		2,496	1,057
5.410% due 12/25/2036 •		4,381	2,405
6.050% due 09/25/2033 •		1,827	1,748
Aegis Asset-Backed Securities Trust 5.390% due 01/25/2037 •		325	247
American Express Credit Account Master Trust 4.870% due 05/15/2028		4,500	4,478
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.425% due 04/25/2034 •		794	744
6.125% due 07/25/2035 •		800	736
Apex Credit CLO Ltd. 7.110% due 09/20/2029 •		4,275	4,179
AREIT Trust 6.977% due 11/17/2038 •		2,100	2,021
Ares European CLO DAC
3.957% due 10/15/2031 •	EUR	7,100	7,615
4.050% due 04/20/2032 •		5,600	5,996
Argent Securities Trust
5.630% due 06/25/2036 •		$5,920	1,654
5.690% due 05/25/2036 •		5,615	1,393
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.786% due 06/26/2034 •		729	723
5.910% due 02/25/2036 •		5,485	4,192
Asset-Backed Funding Certificates Trust
5.280% due 01/25/2037 •		1,970	1,372
6.200% due 03/25/2034 ^•		427	398
Asset-Backed Securities Corp. Home Equity Loan Trust
5.960% due 06/25/2034 •		3,220	3,057
6.110% due 07/25/2035 «•		5	5
Aurium CLO DAC 3.907% due 01/16/2031 •	EUR	11,284	12,076
BA Credit Card Trust 4.790% due 05/15/2028		$4,700	4,671
Bayview Financial Asset Trust 5.600% due 03/25/2037 •		378	371
Bear Stearns Asset-Backed Securities Trust
3.945% due 10/25/2036 ~		179	82
5.500% due 05/25/2037 ^•		11,500	8,927
6.100% due 10/25/2037 •		1,300	1,231
Benefit Street Partners CLO Ltd.
6.210% due 10/15/2030 •		2,548	2,528
6.760% due 10/15/2030 •		4,800	4,674
Black Diamond CLO DAC 4.303% due 05/15/2032 •	EUR	5,300	5,658

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

BNC Mortgage Loan Trust 3.556% due 10/25/2036 •		$332	326
BNPP AM Euro CLO DAC 4.031% due 07/22/2032 •	EUR	7,500	7,997
BPCRE Holder LLC 7.491% due 01/16/2037 •		$4,600	4,577
Cairn CLO DAC 3.957% due 10/15/2031 •	EUR	2,400	2,567
Carlyle Euro CLO DAC
3.877% due 01/15/2031 •		4,181	4,467
4.213% due 08/15/2032 •		4,400	4,693
Carvana Auto Receivables Trust 4.680% due 02/10/2028		$4,650	4,499
CIFC Funding Ltd. 6.805% due 04/25/2033 •		3,600	3,527
CIT Mortgage Loan Trust 6.650% due 10/25/2037 •		4,100	3,991
Citigroup Mortgage Loan Trust
5.410% due 03/25/2037 •		779	659
5.470% due 09/25/2036 •		3,853	2,815
5.670% due 03/25/2036 •		4,154	3,710
Countrywide Asset-Backed Certificates Trust
3.729% due 05/25/2036 •		1,739	1,677
5.290% due 05/25/2037 •		2,178	2,007
5.290% due 07/25/2037 ^•		929	914
5.290% due 06/25/2047 ^•		936	834
5.300% due 04/25/2047 ^«•		2	2
5.400% due 02/25/2036 •		687	643
5.400% due 06/25/2047 •		1,095	1,052
5.410% due 12/25/2036 ^•		1,329	1,190
5.440% due 10/25/2047 •		4,100	3,586
5.550% due 08/25/2036 •		257	257
5.550% due 02/25/2037 •		788	724
5.670% due 12/25/2036 ^•		3,173	2,973
Credit Suisse First Boston Mortgage Securities Corp. 4.599% due 01/25/2032 •		3	2
Credit-Based Asset Servicing & Securitization Trust 3.075% due 07/25/2036 •		1,645	1,533
CVC Cordatus Loan Fund DAC 3.827% due 10/15/2031 •	EUR	6,200	6,638
Dryden Euro CLO DAC 4.183% due 05/15/2034 •		3,800	4,058
ECMC Group Student Loan Trust 6.150% due 07/25/2069 •		$1,718	1,684
Ellington Loan Acquisition Trust 6.250% due 05/25/2037 •		947	907
Euro-Galaxy CLO DAC 3.831% due 04/24/2034 •	EUR	2,400	2,550
Exeter Automobile Receivables Trust
6.040% due 07/15/2026		$1,100	1,099
6.110% due 09/15/2025		3,400	3,400
First Franklin Mortgage Loan Trust
5.260% due 12/25/2037 •		813	763
5.450% due 08/25/2036 •		2,055	1,871
5.630% due 05/25/2036 •		1,900	1,568
First NLC Trust 5.885% due 02/25/2036 •		14,622	12,011
FREED ABS Trust 1.910% due 03/19/2029		3,333	3,297
Fremont Home Loan Trust 5.210% due 01/25/2037 •		7	3
Galaxy CLO Ltd. 6.230% due 10/15/2030 •		1,559	1,548
Gallatin CLO Ltd. 6.910% due 07/15/2031 •		3,850	3,759
GE-WMC Asset-Backed Pass-Through Certificates 5.790% due 12/25/2035 •		7,165	6,761
GLS Auto Receivables Issuer Trust 3.550% due 01/15/2026		5,064	5,011
GMF Canada Leasing Trust 5.458% due 04/21/2025	CAD	5,300	4,056
GSAMP Trust
5.450% due 08/25/2036 •		$1,684	1,646
5.450% due 09/25/2036 •		2,131	776
5.550% due 01/25/2047 •		841	456
5.840% due 11/25/2035 •		1,495	1,471
6.050% due 11/25/2035 •		274	256
Halseypoint CLO Ltd. 6.690% due 07/20/2031 •		1,650	1,628
Harvest CLO DAC
3.817% due 10/15/2031 •	EUR	2,100	2,237
3.880% due 10/20/2031 •		5,200	5,559
Home Equity Mortgage Loan Asset-Backed Trust 5.320% due 04/25/2037 •		$9,316	6,437
HSI Asset Securitization Corp. Trust
5.300% due 12/25/2036 •		6,169	5,448

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

5.615% due 03/25/2036 •		15,480	13,867
JP Morgan Mortgage Acquisition Trust
5.420% due 07/25/2036 •		944	795
5.420% due 08/25/2036 •		1,100	979
5.450% due 03/25/2037 •		5,503	4,943
KKR CLO Ltd.
6.202% due 07/18/2030 •		2,465	2,443
6.420% due 07/15/2034 •		2,250	2,206
6.862% due 07/18/2030 •		5,200	5,086
LCM LP 6.765% due 07/19/2027 •		4,600	4,539
Lendmark Funding Trust 1.900% due 11/20/2031		5,400	4,667
LL ABS Trust 3.760% due 11/15/2029		2,014	1,991
Long Beach Mortgage Loan Trust
5.710% due 10/25/2034 •		12	11
6.065% due 08/25/2035 •		2,200	1,942
M360 Ltd. 7.404% due 11/22/2038 •		3,800	3,700
Madison Park Euro Funding DAC 4.001% due 10/25/2030 •	EUR	2,398	2,569
Man GLG Euro CLO DAC 3.857% due 10/15/2030 •		843	903
Marlette Funding Trust
5.180% due 11/15/2032		$3,595	3,575
5.950% due 11/15/2032		3,200	3,165
MASTR Asset-Backed Securities Trust 5.350% due 11/25/2036 •		7,487	4,457
Merrill Lynch Mortgage Investors Trust 5.690% due 01/25/2037 •		7,976	7,498
MF1 Ltd. 6.817% due 02/19/2037 •		8,700	8,537
Morgan Stanley ABS Capital, Inc. Trust
5.280% due 02/25/2037 •		1,802	1,626
5.290% due 05/25/2037 •		408	355
5.330% due 02/25/2037 •		1,453	465
5.365% due 03/25/2037 •		8,672	3,577
5.450% due 06/25/2036 •		1,466	768
5.510% due 02/25/2037 •		9,177	2,940
5.610% due 09/25/2036 •		733	329
6.080% due 07/25/2035 •		2,936	2,821
Morgan Stanley Mortgage Loan Trust 5.330% due 12/25/2036 •		2,253	899
Nassau Ltd. 6.410% due 10/15/2029 •		1,355	1,353
Oaktree CLO Ltd. 6.370% due 10/20/2032 •		4,600	4,525
Option One Mortgage Loan Trust
5.250% due 07/25/2036 •		2,457	1,104
5.280% due 07/25/2037 •		3,150	2,024
OZLM Ltd.
6.700% due 07/20/2032 •		3,700	3,590
6.950% due 07/20/2032 •		2,250	2,184
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		452	448
4.970% due 01/15/2030		1,843	1,820
6.060% due 03/15/2030		12,164	12,114
Palmer Square European Loan Funding DAC
3.907% due 07/15/2031 •	EUR	5,689	6,063
3.957% due 04/15/2031 •		6,665	7,145
Popular ABS Mortgage Pass-Through Trust 5.645% due 07/25/2036 •		$1,357	1,269
PRET LLC
1.744% due 07/25/2051 þ		2,090	1,936
1.843% due 09/25/2051 þ		5,652	5,158
1.868% due 07/25/2051 þ		2,195	2,012
1.992% due 02/25/2061 þ		1,931	1,792
2.487% due 10/25/2051 ~		815	742
2.487% due 10/25/2051 þ		4,118	3,851
3.721% due 07/25/2051 þ		5,483	5,151
5.240% due 04/25/2052 þ		3,967	3,768
Providus CLO DAC 3.927% due 07/15/2031 •	EUR	2,798	2,982
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		$1,783	1,574
4.320% due 09/25/2030		1,524	1,417
5.380% due 11/25/2030		5,498	5,379
Residential Asset Mortgage Products Trust 6.215% due 05/25/2035 •		3,017	2,823
Residential Asset Securities Corp. Trust
5.810% due 12/25/2035 •		10,019	9,507
5.855% due 11/25/2035 •		13,000	12,424
Saxon Asset Securities Trust 5.825% due 11/25/2037 •		2,779	2,634

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

Sculptor European CLO DAC 3.916% due 01/14/2032 •	EUR	11,100	11,899
Securitized Asset-Backed Receivables LLC Trust
5.240% due 05/25/2037 •		$9,633	5,800
5.650% due 05/25/2036 •		2,542	1,368
Segovia European CLO DAC 4.080% due 07/20/2032 •	EUR	3,100	3,296
SMB Private Education Loan Trust
2.850% due 11/16/2054		$11,053	9,949
4.550% due 02/16/2055		6,800	6,312
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,998	2,761
Sound Point CLO Ltd. 6.235% due 07/25/2030 •		540	534
Soundview Home Loan Trust
5.615% due 02/25/2036 •		2,870	2,609
5.990% due 08/25/2035 ^•		2,927	2,551
6.230% due 07/25/2035 •		1,751	1,729
Starwood Mortgage Trust 6.867% due 11/15/2038 •		13,200	12,821
Structured Asset Investment Loan Trust 5.300% due 09/25/2036 •		250	242
Structured Asset Securities Corp. Mortgage Loan Trust 5.800% due 04/25/2031 •		4,830	4,705
Symphony Static CLO Ltd. 6.085% due 10/25/2029 •		2,071	2,049
TCI-Symphony CLO Ltd. 6.792% due 10/13/2032 •		6,330	6,187
Theorem Funding Trust 1.210% due 12/15/2027		338	336
Tikehau CLO DAC 4.144% due 08/04/2034 •	EUR	5,400	5,758
Trestles CLO Ltd. 6.431% due 07/21/2034 •		$2,250	2,215
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		1,471	1,407
Venture CLO Ltd.
6.270% due 04/20/2029 •		1,569	1,567
6.493% due 08/28/2029 •		4,194	4,172
6.699% due 07/30/2032 •		4,300	4,189
7.049% due 07/30/2032 •		5,200	4,998
WaMu Asset-Backed Certificates WaMu Trust 5.320% due 07/25/2047 •		1,397	967

Total Asset-Backed Securities (Cost $560,160)			532,176

SOVEREIGN ISSUES 0.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,223	408
1.000% due 07/09/2029		307	100
1.500% due 07/09/2035 þ		2,698	814
3.500% due 07/09/2041 þ		9,150	2,947
Brazil Government International Bond 4.750% due 01/14/2050		2,644	1,953
Russia Government International Bond
5.250% due 06/23/2047 ^(c)		200	89
5.250% due 06/23/2047 ^«(c)		200	12

Total Sovereign Issues (Cost $9,827)			6,323

SHORT-TERM INSTRUMENTS 68.5%
COMMERCIAL PAPER 6.5%
AES Corp. 6.050% due 07/03/2023		1,600	1,599
Amcor Flexibles North America, Inc.
5.430% due 07/20/2023		1,000	997
5.450% due 07/07/2023		1,500	1,498
5.450% due 07/11/2023		250	250
Ameren Corp. 5.400% due 07/24/2023		250	249
American Electric Power Co., Inc. 5.440% due 08/07/2023		800	795
Arrow Electronics, Inc. 5.730% due 07/18/2023		250	249
Bacardi Martini BV 5.900% due 07/19/2023		800	798
Becton Dickinson & Co. 5.390% due 07/10/2023		850	849
Conagra Brands, Inc.
5.750% due 07/05/2023		2,400	2,398
5.750% due 07/06/2023		1,150	1,149
Consolidated Edison Co. of New York, Inc. 5.420% due 07/17/2023		3,000	2,992

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

Constellation Brands, Inc.
5.580% due 07/18/2023	250	249
5.590% due 07/03/2023	450	450
Constellation Energy Corp. 5.300% due 07/13/2023	250	249
Crown Castle, Inc.
5.870% due 07/20/2023	250	249
5.890% due 07/05/2023	400	400
CVS Corp. 5.280% due 07/06/2023	450	450
Dominion Resources, Inc.
5.400% due 07/05/2023	250	250
5.430% due 07/31/2023	250	249
5.490% due 07/10/2023	2,500	2,496
5.490% due 07/11/2023	250	250
Duke Energy Corp.
5.400% due 07/10/2023	1,250	1,248
5.400% due 07/13/2023	3,150	3,144
5.400% due 08/08/2023	650	646
Electricite de France SA
5.510% due 08/04/2023	7,200	7,161
5.570% due 07/14/2023	1,800	1,796
Enbridge (US), Inc.
5.400% due 07/12/2023	250	250
5.450% due 07/25/2023	1,000	996
5.450% due 07/26/2023	400	398
5.450% due 07/27/2023 (a)	250	249
5.470% due 07/20/2023	600	598
5.480% due 07/17/2023	3,600	3,591
Enel Finance America LLC
5.450% due 07/24/2023	650	648
5.450% due 08/07/2023 (a)	850	845
Global Payments, Inc.
5.930% due 07/21/2023	6,150	6,129
5.930% due 07/28/2023	350	348
5.950% due 07/14/2023	2,176	2,171
Haleon UK Capital PLC
5.500% due 08/07/2023 (a)	600	597
5.500% due 08/08/2023 (a)	450	448
5.520% due 07/19/2023	5,650	5,634
5.520% due 07/24/2023	1,400	1,395
5.550% due 07/17/2023	650	648
Humana, Inc.
5.400% due 07/11/2023	250	250
5.450% due 07/10/2023	250	250
5.450% due 07/13/2023	1,200	1,198
5.450% due 07/27/2023	600	597
5.510% due 08/02/2023	250	249
International Flavors & Fragrances, Inc.
6.000% due 07/03/2023	2,750	2,749
6.000% due 07/05/2023	300	300
6.000% due 07/28/2023	400	398
6.050% due 07/26/2023 (a)	1,700	1,693
6.050% due 07/28/2023 (a)	800	797
Keurig Dr Pepper, Inc. 5.350% due 07/20/2023	1,150	1,147
Leidos, Inc. 5.900% due 07/10/2023	1,900	1,897
LSEGA Financing PLC 5.430% due 07/25/2023	1,100	1,096
Mondelez International, Inc.
5.370% due 07/24/2023	1,050	1,046
5.400% due 07/19/2023	250	249
NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023	750	748
Penske Truck Leasing Co. LP 5.400% due 07/10/2023	550	549
Quanta Services, Inc.
5.900% due 07/07/2023	500	499
5.900% due 07/11/2023	3,500	3,494
5.900% due 07/12/2023	3,500	3,494
5.900% due 07/17/2023	525	524
5.900% due 07/18/2023	575	573
Raytheon Technologies Corp.
5.410% due 07/17/2023	250	249
5.450% due 07/12/2023	1,450	1,447
Republic Services, Inc. 5.250% due 07/05/2023	900	899
S&P Global, Inc. 5.400% due 07/06/2023	3,750	3,747
Targa Resources Corp. 5.950% due 07/20/2023	850	848
Thomson Reuters Corp.
5.450% due 07/05/2023	1,750	1,749
5.470% due 07/12/2023	250	250
5.470% due 07/18/2023	3,950	3,939

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

5.500% due 07/18/2023	750	748
5.500% due 07/19/2023	1,550	1,546
Trane Technologies Financing Ltd. 5.550% due 07/25/2023	2,250	2,245
VW Credit, Inc.
5.400% due 07/21/2023	1,900	1,894
5.400% due 07/24/2023	1,550	1,544
5.400% due 07/25/2023	1,150	1,146
5.400% due 07/26/2023	1,150	1,146
5.430% due 07/27/2023	3,000	2,988
Walgreens Boots Alliance, Inc.
6.000% due 07/05/2023	5,400	5,396
6.000% due 07/06/2023	3,300	3,297
Waste Management, Inc. 5.400% due 08/09/2023	250	248

		117,178

REPURCHASE AGREEMENTS (i) 61.1%		1,102,560

U.S. TREASURY BILLS 0.9%
5.266% due 08/10/2023 - 09/12/2023 (a)(d)(e)(m)	16,430	16,308

Total Short-Term Instruments (Cost $1,236,092)		1,236,046

Total Investments in Securities (Cost $2,489,802)		2,421,039

	SHARES
INVESTMENTS IN AFFILIATES 4.6%
SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short Asset Portfolio	8,532,515	82,211
PIMCO Short-Term Floating NAV Portfolio III	16,296	158

Total Short-Term Instruments (Cost $85,503)		82,369

Total Investments in Affiliates (Cost $85,503)		82,369

Total Investments 138.7% (Cost $2,575,305)		$2,503,408
Financial Derivative Instruments (j)(l) 4.6%(Cost or Premiums, net $6,232)		82,300
Other Assets and Liabilities, net (43.3)%		(780,383)

Net Assets 100.0%		$1,805,325

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Payment in-kind security.
(c)								Security is not accruing income as of the date of this report.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Principal amount of security is adjusted for inflation.
(g)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)								Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.080%	07/03/2023	07/05/2023	$509,400	U.S. Treasury Notes 1.375% due 12/31/2028			$(519,217)	$509,400	$509,400
	5.180	06/30/2023	07/03/2023	46,500	U.S. Treasury Notes 0.375% due 04/30/2025			(47,448)	46,500	46,520
BRC	5.120	06/30/2023	07/03/2023	454,600	U.S. Treasury Notes 3.875% due 04/30/2025			(464,117)	454,600	454,794
FICC	2.400	06/30/2023	07/03/2023	460	U.S. Treasury Notes 4.625% due 06/30/2025			(470)	460	460
	5.010	06/30/2023	07/03/2023	29,000	U.S. Treasury Bonds 2.875% due 08/15/2045			(29,580)	29,000	29,012
	5.060	06/30/2023	07/03/2023	62,600	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2032			(63,852)	62,600	62,627

Total Repurchase Agreements								$(1,124,684)	$1,102,560	$1,102,813

(1)								Includes accrued interest.
(j)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures					$110.750	07/21/2023	8	$8	$(2)	$(2)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures					113.750	07/21/2023	8	8	(1)	(2)

Total Written Options									$(3)	$(4)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index September Futures				09/2023	2,959	$664,037		$18,797	$7,767	$0
U.S. Treasury 2-Year Note September Futures				09/2023	526	106,959		(973)	0	(16)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	82	11,170	102	103	0

$17,926	$7,870	$(16)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	67	$(9,778)	$92	$69	$(7)
Euro-Buxl 30-Year Bond September Futures	09/2023	26	(3,961)	(58)	45	(22)
U.S. Treasury 5-Year Note September Futures	09/2023	589	(63,078)	1,234	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	625	(70,166)	1,273	0	(88)

$2,541	$114	$(117)

Total Futures Contracts	$20,467	$7,984	$(133)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2024	0.618%	$900	$14	$(9)	$5	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.744	2,400	40	(22)	18	3	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	600	(3)	4	1	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.576	2,400	18	11	29	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	300	3	1	4	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.301	3,080	611	(247)	364	2	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	3,620	436	80	516	8	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.979	EUR	4,300	29	(26)	3	2	0

$1,148	$(208)	$940	$17	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,232	$(155)	$15	$(140)	$11	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	1	(2)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	8,648	(313)	109	(204)	20	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	1,200	(101)	52	(49)	3	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	2,700	(199)	71	(128)	7	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	15,400	33	425	458	115	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	153,600	1,512	841	2,353	207	0

$774	$1,514	$2,288	$363	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day USD-SOFR Compounded-OIS	0.500%	Maturity	12/15/2023	$131,000	$7	$1,657	$1,664	$0	$(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	70,900	(2,792)	284	(2,508)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	95,400	182	(2,106)	(1,924)	25	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2025	5,500	88	(519)	(431)	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	0.527	Semi-Annual	03/15/2026	27,400	(46)	(2,574)	(2,620)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	24,700	1,714	416	2,130	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2027	93,600	1,396	(11,040)	(9,644)	23	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	01/31/2028	44,400	(8)	3,107	3,099	0	(15)
Pay(5)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	88,500	(3,853)	(9,645)	(13,498)	39	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	82,500	269	2,189	2,458	0	(30)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	16,500	(183)	129	(54)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	26,400	776	355	1,131	0	(28)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	12,200	(83)	101	18	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	24,900	(183)	(967)	(1,150)	60	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2035	82,800	(1,057)	21,138	20,081	0	(261)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	28,300	5,485	5,649	11,134	0	(219)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	11,900	2,765	418	3,183	0	(101)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	07/06/2023	36,600	0	196	196	11	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	07/31/2023	44,400	0	66	66	10	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	09/15/2023	131,000	0	1,731	1,731	55	0
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	09/15/2023	27,400	0	(325)	(325)	0	(12)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	09/16/2023	88,500	0	(1,184)	(1,184)	0	(37)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	09/16/2023	5,500	0	(66)	(66)	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/16/2023	111,100	17	1,251	1,268	40	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	09/17/2023	93,600	0	(1,025)	(1,025)	0	(33)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	33,600	(236)	291	55	0	(213)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	15,000	132	(89)	43	106	0

$4,390	$9,438	$13,828	$384	$(988)

Total Swap Agreements	$6,312	$10,744	$17,056	$764	$(988)

(k)	Securities with an aggregate market value of $47,886 and cash of $16,565 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	DKK	25,571	$3,693	$0	$(55)
07/2023	$6,820	DKK	46,373	0	(24)
08/2023	DKK	46,296	$6,820	24	0
09/2023	HKD	1,121	144	0	0
09/2023	KRW	14,508	11	0	0
BPS	07/2023	EUR	572	624	0	(1)
07/2023	$129,007	EUR	117,740	0	(530)
08/2023	CNH	766	$111	5	0
08/2023	EUR	117,740	129,189	535	0
10/2023	$173	ZAR	3,221	0	(4)
CBK	07/2023	3,783	GBP	3,016	48	0
08/2023	CNH	296	$42	2	0
CLY	07/2023	DKK	75,149	10,847	0	(166)
DUB	07/2023	BRL	23,520	4,341	0	(571)
07/2023	$4,881	BRL	23,520	32	0
GLM	07/2023	BRL	23,595	$4,896	0	(32)
07/2023	$4,887	BRL	23,595	41	0
09/2023	BRL	23,857	$4,887	0	(40)
JPM	08/2023	CNH	615	89	4	0
MBC	07/2023	CAD	5,300	3,970	0	(30)
07/2023	GBP	13,592	16,825	0	(437)
09/2023	KRW	26,893	21	1	0
MYI	07/2023	$6,063	DKK	41,357	0	(2)
07/2023	1,603	GBP	1,293	39	0
08/2023	DKK	41,288	$6,063	2	0
09/2023	KRW	30,225	24	1	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

NGF	08/2023	CNH	941	137	7	0
RBC	08/2023	$105	MXN	1,826	0	0
SCX	08/2023	CNH	839	$122	6	0
SOG	07/2023	EUR	117,168	126,042	0	(1,811)
SSB	09/2023	$3,678	BRL	18,647	173	0
TOR	07/2023	4,006	CAD	5,300	2	(6)
07/2023	11,796	GBP	9,283	0	(6)
08/2023	CAD	5,298	$4,006	6	(2)
08/2023	GBP	9,283	11,799	7	0
UAG	07/2023	TRY	5,305	230	28	0
08/2023	DKK	12,971	1,891	0	(13)
08/2023	$164	ZAR	3,153	3	0

Total Forward Foreign Currency Contracts	$966	$(3,730)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	1,600	$(6)	$(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	1,600	(6)	(5)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	1,500	(6)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	1,500	(6)	(6)

Total Written Options	$(24)	$(24)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$208	$(53)	$45	$0	$(8)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

FAR	Receive	S&P 500 Total Return Index	4,693	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/02/2023	$44,863	$0	$(196)	$0	$(196)
Receive	S&P 500 Total Return Index	25,210	5.340% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/13/2023	200,710	0	34,008	34,008	0
Receive	S&P 500 Total Return Index	1,832	5.440% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	17,513	0	(61)	0	(61)
Receive	S&P 500 Total Return Index	1,642	5.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/26/2024	15,697	0	(23)	0	(23)
Receive	S&P 500 Total Return Index	20,495	5.460% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/12/2024	187,696	0	7,544	7,544	0
JPM	Receive	S&P 500 Total Return Index	1,292	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	12,351	0	(18)	0	(18)
MBC	Receive	S&P 500 Total Return Index	32,046	5.390% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2023	274,387	0	23,730	23,730	0
Receive	S&P 500 Total Return Index	103	5.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	985	0	(4)	0	(4)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

RBC	Receive	S&P 500 Total Return Index	587	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	5,612	0	(25)	0	(25)
	Receive	S&P 500 Total Return Index	513	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	4,904	0	(7)	0	(7)
	Receive	S&P 500 Total Return Index	50	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	478	0	(2)	0	(2)
	Receive	S&P 500 Total Return Index	88	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	841	0	(4)	0	(4)
	Receive	S&P 500 Total Return Index	50	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	478	0	(2)	0	(2)
TOR	Receive	S&P 500 Total Return Index	9,006	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	86,094	0	(375)	0	(375)
	Receive	S&P 500 Total Return Index	22,082	5.340% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2024	196,871	0	12,908	12,908	0

								$0	$77,473	$78,190	$(717)

Total Swap Agreements								$(53)	$77,518	$78,190	$(725)

(m)

Securities with an aggregate market value of $1,903 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$97,797	$0		$97,797
Industrials						0	60,596	0		60,596
Utilities						0	5,855	0		5,855
Municipal Bonds & Notes
California						0	910	0		910
Illinois						0	217	0		217
Nevada						0	122	0		122
U.S. Government Agencies						0	247,123	0		247,123
U.S. Treasury Obligations						0	68,582	0		68,582
Non-Agency Mortgage-Backed Securities						0	165,023	269		165,292
Asset-Backed Securities						0	532,169	7		532,176
Sovereign Issues						0	6,311	12		6,323
Short-Term Instruments
Commercial Paper						1,045	116,133	0		117,178
Repurchase Agreements						0	1,102,560	0		1,102,560
U.S. Treasury Bills						0	16,308	0		16,308

						$1,045	$2,419,706	$288		$2,421,039
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$82,369	$0	$0		$82,369

Total Investments						$83,414	$2,419,706	$288		$2,503,408

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						7,881	867	0		8,748
Over the counter						0	79,156	0		79,156

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2023 (Unaudited)

	$7,881	$80,023	$0	$87,904
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(29)	(1,096)	0	(1,125)
Over the counter	0	(4,471)	(8)	(4,479)

	$(29)	$(5,567)	$(8)	$(5,604)

Total Financial Derivative Instruments	$7,852	$74,456	$(8)	$82,300

Totals	$91,266	$2,494,162	$280	$2,585,708

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO StocksPLUS® Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 133.1% ¤
CORPORATE BONDS & NOTES 4.8%
BANKING & FINANCE 3.0%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		$2,600	$2,324
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026		400	356
Bank of America Corp. 6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,900	1,917
Barclays PLC
4.375% due 01/12/2026		200	192
5.829% due 05/09/2027 •		5,100	5,034
Credit Suisse AG
6.349% (SOFRINDX + 1.260%) due 02/21/2025 ~		3,100	3,025
6.500% due 08/08/2023 (g)		4,900	4,882
Credit Suisse AG AT1 Claim ^		3,100	124
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,400	2,407
3.035% due 05/28/2032 •(h)		$500	394
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,000	1,056
2.748% due 06/14/2024	GBP	300	365
3.375% due 11/13/2025		$600	558
4.063% due 11/01/2024		200	194
5.125% due 06/16/2025		400	389
GA Global Funding Trust 6.380% (SOFRRATE + 1.360%) due 04/11/2025 ~		5,900	5,780
HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	1,600	1,732
2.848% due 06/04/2031 •		$800	664
2.999% due 03/10/2026 •		11,000	10,435
Hyundai Capital Services, Inc. 0.750% due 09/15/2023		5,200	5,145
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		3,200	3,205
Lloyds Banking Group PLC
3.511% due 03/18/2026 •		3,800	3,619
4.550% due 08/16/2028		700	663
Morgan Stanley 5.050% due 01/28/2027 •		7,600	7,539
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		100	87
2.750% due 03/09/2028		700	576
Societe Generale SA
3.000% due 01/22/2030		1,100	923
4.000% due 01/12/2027		800	747
Standard Chartered PLC 0.991% due 01/12/2025 •		1,100	1,067
UBS Group AG
1.364% due 01/30/2027 •		800	701
4.194% due 04/01/2031 •		250	223
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	768
1.741% due 05/04/2030 •		700	654

			67,745

INDUSTRIALS 1.6%
American Honda Finance Corp. 5.000% due 05/23/2025		$5,400	5,380
Broadcom, Inc.
3.419% due 04/15/2033		3,200	2,678
3.469% due 04/15/2034		1,250	1,026
4.000% due 04/15/2029		4,000	3,697
4.300% due 11/15/2032		600	551
DAE Funding LLC
1.550% due 08/01/2024		1,900	1,804
1.625% due 02/15/2024		2,000	1,928
2.625% due 03/20/2025		600	565
3.375% due 03/20/2028		500	451
Expedia Group, Inc. 6.250% due 05/01/2025		300	301

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	6,300	5,734
4.810% due 09/17/2030	600	527
Quanta Services, Inc. 0.950% due 10/01/2024	6,243	5,869
Sands China Ltd.
2.800% due 03/08/2027	1,600	1,390
4.875% due 06/18/2030	500	446
5.900% due 08/08/2028	500	477
T-Mobile USA, Inc. 2.875% due 02/15/2031	400	339
Warnermedia Holdings, Inc.
3.638% due 03/15/2025	1,700	1,641
3.755% due 03/15/2027	1,700	1,586

		36,390

UTILITIES 0.2%
Enel Finance International NV 1.375% due 07/12/2026	800	707
Pacific Gas & Electric Co. 1.700% due 11/15/2023	2,800	2,752

		3,459

Total Corporate Bonds & Notes (Cost $115,387)		107,594

U.S. GOVERNMENT AGENCIES 6.0%
Fannie Mae
0.000% due 08/25/2039 (a)(d)	35	29
3.000% due 10/25/2040	530	490
4.069% due 12/01/2033 •	42	41
4.136% due 05/25/2058 •	502	488
4.345% due 05/01/2038 •	137	139
4.395% due 11/01/2028 •	2	2
4.404% due 11/01/2027 •	2	2
4.477% due 07/01/2028 •	1	1
4.496% due 12/01/2036 •	20	20
4.511% due 04/01/2028 •	1	1
4.571% due 11/01/2028 •	2	2
4.940% due 04/01/2035 •	56	54
4.944% due 07/01/2044 •	11	11
5.000% due 04/25/2033	94	92
5.258% due 03/25/2034 •	28	28
5.348% due 09/01/2034 •	13	13
5.400% due 05/25/2037 •	17	16
5.500% due 03/25/2037 - 07/25/2037 •	33	32
5.510% due 03/25/2037 •	20	19
5.516% due 11/01/2035 •	32	31
5.530% due 07/25/2037 •	45	44
5.550% due 09/25/2035 •	92	90
5.595% due 02/25/2037 •	38	37
5.870% due 06/25/2037 •	108	107
5.900% due 03/25/2038 - 01/25/2040 •	109	110
5.970% due 12/25/2039 •	56	56
6.050% due 07/25/2039 •	27	27
Fannie Mae, TBA
5.500% due 09/01/2053	15,900	15,822
6.500% due 07/01/2053 - 08/01/2053	46,800	47,772
Freddie Mac
4.000% due 11/01/2047	381	365
4.073% due 03/15/2042 •	118	114
4.122% due 07/15/2040 •	261	257
4.442% due 09/01/2037 •	323	327
5.000% due 12/01/2026 - 01/01/2029	48	48
5.066% due 06/01/2035 •	99	99
5.493% due 02/15/2037 •	2	2
5.523% due 02/15/2037 •	9	9
5.533% due 02/15/2037 •	39	38
5.743% due 07/15/2041 •	602	589
5.793% due 10/15/2037 •	38	37
5.863% due 08/15/2037 •	380	376
5.893% due 08/15/2037 •	797	791
5.903% due 10/15/2037 •	132	131
5.913% due 05/15/2037 - 09/15/2037 •	926	920
5.943% due 08/15/2036 •	53	53
6.000% due 01/01/2029 - 02/01/2034	130	135
6.043% due 11/15/2039 •	15	15
6.048% due 01/15/2038 •	195	194
6.500% due 10/25/2043	366	373
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2023 - 08/20/2026 ~	1	1
2.625% due 07/20/2027 •	30	29
2.750% (H15T1Y + 1.500%) due 10/20/2025 - 11/20/2025 ~	5	4
2.750% due 12/20/2027 •	9	9
2.875% (H15T1Y + 1.500%) due 05/20/2026 ~	7	7

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

2.875% due 04/20/2027 - 04/20/2041 •	794	778
3.625% (H15T1Y + 1.500%) due 02/20/2026 - 03/20/2026 ~	14	14
3.625% due 01/20/2028 - 02/20/2028 •	14	13
4.614% due 12/20/2065 •	1,323	1,307
4.643% due 02/20/2066 •	1	1
4.770% due 01/20/2066 •	195	192
4.939% due 03/20/2066 •	226	224
4.940% due 03/20/2066 •	725	718
6.094% due 01/20/2066 •	2,799	2,774
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	10,161	9,386
8.000% due 03/01/2030 - 08/01/2030	5	5
Uniform Mortgage-Backed Security, TBA
5.500% due 08/01/2053	20,100	20,001
6.000% due 07/01/2053	27,700	27,947

Total U.S. Government Agencies (Cost $135,219)		133,859

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bonds
3.000% due 02/15/2049 (k)	4,000	3,385
4.375% due 11/15/2039 (k)	2,800	2,968
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024	22,232	21,568
0.125% due 10/15/2024 (k)	22,231	21,445
0.625% due 07/15/2032	1,671	1,537
0.625% due 02/15/2043	132	108
0.750% due 02/15/2045	3,994	3,304
1.000% due 02/15/2046	768	667
1.000% due 02/15/2048	246	212
1.000% due 02/15/2049	4,738	4,080
U.S. Treasury Notes
0.375% due 09/30/2027	800	681
0.500% due 10/31/2027 (m)	300	256
0.625% due 11/30/2027	1,500	1,285
0.750% due 01/31/2028	5,000	4,290
2.875% due 09/30/2023 (k)	14,720	14,633
2.875% due 11/30/2023 (k)	1,380	1,366

Total U.S. Treasury Obligations (Cost $86,567)		81,785

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.5%
Ashford Hospitality Trust
6.219% due 04/15/2035 •	18,672	18,256
6.569% due 04/15/2035 •	7,105	6,907
Austin Fairmont Hotel Trust 6.243% due 09/15/2032 •	3,605	3,584
BAMLL Commercial Mortgage Securities Trust
6.250% due 04/15/2036 •	5,000	4,945
6.550% due 04/15/2036 •	3,700	3,652
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	3	2
4.201% due 01/25/2034 ~	151	147
4.319% due 01/25/2034 «~	11	10
4.513% due 04/25/2033 «~	9	9
Bear Stearns ALT-A Trust
3.781% due 11/25/2036 ~	3,071	1,744
4.202% due 09/25/2035 ^~	71	44
6.725% due 01/25/2035 •	2,248	2,066
Bear Stearns Structured Products, Inc. Trust
3.484% due 12/26/2046 ^~	152	115
4.098% due 01/26/2036 ^~	183	147
BMO Mortgage Trust 3.378% due 02/17/2055 ~	5,737	4,958
Braemar Hotels & Resorts Trust 6.138% due 06/15/2035 •	84	84
BSREP Commercial Mortgage Trust 6.544% due 08/15/2038 •	12,300	10,967
BWAY Mortgage Trust 6.443% due 09/15/2036 •	5,000	4,697
BX Commercial Mortgage Trust 5.961% due 04/15/2034 •	10,500	9,887
Citigroup Mortgage Loan Trust 6.980% due 05/25/2035 •	20	19
Colony Mortgage Capital Ltd. 6.390% due 11/15/2038 •	5,480	5,338
Commercial Mortgage Trust 3.732% due 08/10/2049 ~	2,700	2,539
Countrywide Alternative Loan Trust 5.510% due 04/25/2046 •	1,637	1,457
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 11/25/2035 ^	739	431
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 «~	1	0
5.449% due 03/25/2032 ~	34	31

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

Credit Suisse Mortgage Capital Certificates 2.436% due 02/25/2061 ~		3,372	3,125
Credit Suisse Mortgage Capital Trust
1.115% due 01/25/2060 ~		1,616	1,303
1.796% due 12/27/2060 ~		2,034	1,885
3.850% due 09/25/2057 ~		3,293	3,158
6.594% due 07/15/2038 •		7,900	7,093
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.390% due 05/25/2036 •		2,402	2,153
Extended Stay America Trust 6.274% due 07/15/2038 •		8,288	8,134
GCAT Trust 2.650% due 10/25/2068 ~		6,721	6,303
GreenPoint Mortgage Funding Trust 5.690% due 11/25/2045 •		81	72
GS Mortgage Securities Corp. Trust
6.290% due 12/15/2036 •		1,150	1,132
6.343% due 08/15/2032 •		8,250	8,130
6.693% due 08/15/2032 •		1,500	1,465
GS Mortgage Securities Trust 4.074% due 01/10/2047		4,500	4,438
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		2,509	2,243
GSR Mortgage Loan Trust
3.935% due 01/25/2036 ^~		17	17
5.500% due 01/25/2034 «•		7	6
Hilton Orlando Trust 6.493% due 12/15/2034 •		900	886
Impac CMB Trust
5.690% due 05/25/2035 •		4,711	4,354
5.910% due 10/25/2033 «•		1	1
Independence Plaza Trust 3.911% due 07/10/2035		3,300	3,057
JP Morgan Chase Commercial Mortgage Securities Trust
6.483% due 06/15/2038 •		7,000	6,387
6.709% due 11/15/2038 •		8,900	8,677
Legacy Mortgage Asset Trust
1.991% due 09/25/2060 ~		115	113
3.000% due 09/25/2059 ~		2,011	1,849
Lehman Mortgage Trust 5.470% due 08/25/2036 ^•		699	485
Lehman XS Trust 5.510% due 11/25/2035 •		2,734	2,640
MASTR Adjustable Rate Mortgages Trust 4.776% due 12/25/2046 •		7,277	5,552
Merrill Lynch Mortgage Investors Trust 5.570% due 02/25/2036 •		75	70
MHC Trust 6.111% due 05/15/2038 •		2,400	2,356
Morgan Stanley Capital Trust
6.143% due 12/15/2036 •		1,800	1,468
6.642% due 12/15/2038 •		5,125	4,635
New Orleans Hotel Trust 6.182% due 04/15/2032 •		1,900	1,828
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,562	1,389
1.147% due 10/25/2058 ~		223	198
1.353% due 10/25/2058 ~		159	141
2.750% due 11/25/2059 ~		1,928	1,776
New York Mortgage Trust 1.670% due 08/25/2061 þ		10,087	9,197
Prime Mortgage Trust 5.550% due 02/25/2034 •		15	14
Ripon Mortgages PLC 5.491% due 08/28/2056 •	GBP	39,623	50,143
SFO Commercial Mortgage Trust 6.693% due 05/15/2038 •		$6,400	5,263
SREIT Trust 6.290% due 10/15/2038 •		9,000	8,751
Starwood Mortgage Residential Trust 2.175% due 05/25/2065 ~		2,564	1,963
Starwood Mortgage Trust
6.243% due 04/15/2034 •		2,500	2,453
6.543% due 04/15/2034 •		5,400	5,298
Structured Adjustable Rate Mortgage Loan Trust
4.455% due 09/25/2035 ~		276	248
5.470% due 10/25/2035 •		1,567	1,434
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		39	35
5.646% due 07/19/2035 •		141	128
5.710% due 02/25/2036 ^•		103	87
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		4,867	4,447
2.900% due 10/25/2059 ~		1,996	1,836
3.000% due 01/25/2058 ~		136	130
3.750% due 09/25/2062		5,093	4,687

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

6.150% due 05/25/2058 •		1,780	1,777
Trinity Square PLC 5.316% due 07/15/2059 •	GBP	6,627	8,404
TTAN 6.044% due 03/15/2038 •		$2,362	2,311
VASA Trust 6.093% due 07/15/2039 •		4,300	3,792
Verus Securitization Trust
1.020% due 04/25/2064 ~		1,976	1,742
1.277% due 04/25/2064 ~		251	222
1.380% due 04/25/2064 ~		376	332
WaMu Mortgage Pass-Through Certificates Trust
3.823% due 02/27/2034 •		99	93
5.176% due 11/25/2042 •		15	14
5.376% due 06/25/2042 •		36	33
5.730% due 10/25/2045 •		40	38
Wells Fargo Commercial Mortgage Trust
2.584% due 09/15/2031 ~		7,300	6,493
2.786% due 09/15/2031 ~		1,300	1,152
Wells Fargo Mortgage-Backed Securities Trust 4.709% due 04/25/2036 ~		1,294	1,228

Total Non-Agency Mortgage-Backed Securities (Cost $328,268)			304,300

ASSET-BACKED SECURITIES 23.8%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		901	833
Aames Mortgage Investment Trust 6.065% due 10/25/2035 •		2,200	2,042
ACC Auto Trust 1.080% due 04/15/2027		167	167
Accunia European CLO DAC 4.127% due 07/15/2030 •	EUR	1,774	1,912
ACE Securities Corp. Home Equity Loan Trust 5.470% due 10/25/2036 •		$3,035	1,156
AFC Home Equity Loan Trust 5.700% due 06/25/2028 «•		42	40
Affirm Asset Securitization Trust 1.030% due 08/17/2026		13,900	13,524
American Express Credit Account Master Trust 4.870% due 05/15/2028		5,500	5,473
American Money Management Corp. CLO Ltd.
6.130% due 04/17/2029 •		2,229	2,230
6.287% due 11/10/2030 •		1,195	1,186
6.660% due 04/17/2029 •		14,000	13,994
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.065% due 01/25/2035 •		643	620
Anchorage Capital CLO Ltd. 6.413% due 07/22/2032 •		2,650	2,614
Apidos CLO
6.190% due 07/17/2030 •		4,450	4,416
6.562% due 07/18/2029 •		10,500	10,340
Aqueduct European CLO DAC 3.840% due 07/20/2030 •	EUR	691	745
Arbor Realty Commercial Real Estate Notes Ltd. 6.189% due 12/15/2035 •		$6,700	6,616
AREIT Trust 6.317% due 01/20/2037 •		8,220	8,013
Ares CLO Ltd.
6.310% due 01/15/2032 •		700	693
6.323% due 04/22/2031 •		1,750	1,730
Ares European CLO DAC 3.957% due 10/15/2031 •	EUR	900	965
Argent Securities Trust 5.450% due 06/25/2036 •		$3,976	2,602
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.786% due 06/26/2034 •		743	736
Asset-Backed Securities Corp. Home Equity Loan Trust 5.975% due 04/25/2034 •		1,129	1,072
Avant Loans Funding Trust 1.210% due 07/15/2030		5,000	4,916
BA Credit Card Trust 4.790% due 05/15/2028		5,700	5,664
Bear Stearns Asset-Backed Securities Trust
5.082% due 11/25/2034 •		6,347	6,259
5.610% due 11/25/2036 •		815	748
Benefit Street Partners CLO Ltd. 6.340% due 07/15/2032 •		12,400	12,281
Birch Grove CLO Ltd. 6.682% due 06/15/2031 •		1,600	1,586
Black Diamond CLO DAC 4.060% due 01/20/2032 •	EUR	3,263	3,511
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		497	500
3.897% due 01/15/2031 •		3,132	3,348

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

BNPP AM Euro CLO DAC 3.777% due 04/15/2031 •		1,150	1,227
BSPRT Issuer Ltd. 6.293% due 03/15/2036 •		$11,200	11,004
Cairn CLO DAC 3.957% due 10/15/2031 •	EUR	600	642
Carlyle Euro CLO DAC 3.877% due 01/15/2031 •		747	798
Carlyle Global Market Strategies Euro CLO DAC 4.073% due 11/15/2031 •		1,550	1,659
Carlyle U.S. CLO Ltd. 6.250% due 04/20/2031 •		$1,700	1,679
Carvana Auto Receivables Trust
5.380% due 03/12/2029		2,700	2,642
5.420% due 04/10/2028		4,900	4,825
5.588% due 06/10/2024		1,819	1,819
Catamaran CLO Ltd. 6.373% due 04/22/2030 •		2,646	2,630
Chase Funding Trust 5.890% due 10/25/2032 •		57	54
CIFC Funding Ltd. 6.223% due 10/24/2030 •		1,618	1,607
Citigroup Mortgage Loan Trust
4.277% due 10/25/2037 þ		140	128
5.210% due 07/25/2045 •		352	244
5.470% due 12/25/2036 •		825	464
6.800% due 07/25/2037 •		290	289
Citizens Auto Receivables Trust
6.016% due 07/15/2026		4,600	4,591
6.130% due 07/15/2026		5,500	5,495
Countrywide Asset-Backed Certificates Trust
5.290% due 08/25/2037 ^•		251	221
5.290% due 06/25/2047 ^•		1,314	1,171
5.350% due 06/25/2047 ^•		336	291
5.430% due 12/25/2046 •		7,328	6,721
5.550% due 08/25/2034 •		434	404
5.690% due 03/25/2036 •		467	403
6.245% due 04/25/2036 ^•		8,900	8,363
Credit Suisse First Boston Mortgage Securities Corp. 4.599% due 01/25/2032 •		53	51
Credit-Based Asset Servicing & Securitization LLC
3.485% due 06/25/2035 •		1,995	1,891
6.725% due 03/25/2046 •		1,888	1,733
Dryden Euro CLO DAC 4.183% due 05/15/2034 •	EUR	3,900	4,164
Dryden Senior Loan Fund 6.268% due 04/15/2029 •		$2,356	2,344
Encina Equipment Finance LLC 0.740% due 12/15/2026		119	118
Exeter Automobile Receivables Trust
5.592% due 05/15/2024		4,720	4,721
5.870% due 11/17/2025		16,700	16,695
6.040% due 07/15/2026		1,300	1,299
6.110% due 09/15/2025		4,300	4,300
First Franklin Mortgage Loan Trust
5.450% due 08/25/2036 •		2,136	1,945
5.460% due 09/25/2036 •		3,114	2,873
5.630% due 05/25/2036 •		12,141	10,019
Foursight Capital Automobile Receivables Trust 2.600% due 01/15/2026		1,316	1,308
FREED ABS Trust 1.910% due 03/19/2029		3,240	3,206
GE-WMC Asset-Backed Pass-Through Certificates 5.790% due 12/25/2035 •		6,956	6,564
GLS Auto Receivables Issuer Trust 5.700% due 01/15/2027		7,100	7,076
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		3,400	3,386
6.270% due 08/16/2027		7,500	7,485
GMF Canada Leasing Trust 5.458% due 04/21/2025	CAD	6,500	4,975
GPMT Ltd. 6.407% due 07/16/2035 •		$1,076	1,041
GSAA Home Equity Trust 5.650% due 01/25/2036 •		784	293
GSAMP Trust
5.430% due 06/25/2036 •		156	151
6.050% due 11/25/2035 •		346	324
6.800% due 10/25/2034 «•		21	20
Harvest CLO DAC
3.817% due 10/15/2031 •	EUR	600	639
4.250% due 06/26/2030 •		975	1,042
HERA Commercial Mortgage Ltd. 6.207% due 02/18/2038 •		$1,900	1,834
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		9,600	9,000

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

Home Equity Mortgage Loan Asset-Backed Trust 5.410% due 08/25/2036 •		3,911	3,676
HSI Asset Securitization Corp. Trust 5.645% due 02/25/2036 •		513	482
Invesco Euro CLO DAC 3.827% due 07/15/2031 •	EUR	400	426
JP Morgan Mortgage Acquisition Trust 5.590% due 07/25/2036 •		$2,200	1,969
Jubilee CLO DAC 4.326% due 12/15/2029 •	EUR	387	417
KVK CLO Ltd. 6.701% due 01/14/2028 •		$753	756
LCCM Trust 6.461% due 12/13/2038 •		1,500	1,466
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		3,717	3,580
LL ABS Trust
1.070% due 05/15/2029		1,575	1,534
3.760% due 11/15/2029		3,618	3,577
LMREC LLC 6.200% due 04/22/2037 •		220	215
Long Beach Mortgage Loan Trust
5.590% due 02/25/2036 •		844	817
5.603% due 04/21/2031 •		3,178	3,046
5.710% due 10/25/2034 •		49	46
Madison Park Funding Ltd. 6.103% due 04/22/2027 •		2,510	2,496
Man GLG Euro CLO DAC 3.857% due 10/15/2030 •	EUR	220	236
Mariner Finance Issuance Trust 1.860% due 03/20/2036		$7,800	6,856
Marlette Funding Trust 6.070% due 04/15/2033		9,035	9,004
Merrill Lynch Mortgage Investors Trust 5.450% due 08/25/2037 •		572	534
MF1 Ltd.
6.316% due 07/16/2036 •		1,100	1,074
7.361% due 11/15/2035 •		12,000	11,843
MFA Trust 2.363% due 03/25/2060 þ		532	507
MidOcean Credit CLO 6.329% due 01/29/2030 •		1,690	1,681
Morgan Stanley ABS Capital, Inc. Trust
5.260% due 12/25/2036 •		4,214	2,096
5.280% due 10/25/2036 •		83	74
5.310% due 09/25/2036 •		28	12
6.065% due 07/25/2034 •		754	752
Mountain View CLO LLC
6.300% due 01/16/2031 •		22,659	22,385
6.350% due 10/16/2029 •		1,149	1,142
Mountain View CLO Ltd. 6.592% due 10/13/2027 •		9,043	9,051
Navient Student Loan Trust 6.173% due 12/15/2059 •		3,502	3,453
Nelnet Student Loan Trust 6.000% due 02/25/2066 •		1,178	1,155
OZLM Ltd. 6.510% due 07/15/2034 •		9,375	9,198
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		1,894	1,876
1.530% due 08/15/2029		3,468	3,404
2.030% due 10/15/2029		4,870	4,741
Palmer Square Loan Funding Ltd. 6.650% due 07/20/2029 •		14,900	14,572
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.080% due 05/25/2035 •		4,326	3,943
PRET LLC
1.744% due 07/25/2051 þ		2,032	1,882
1.868% due 07/25/2051 þ		650	596
1.992% due 02/25/2061 þ		568	527
2.487% due 07/25/2051 þ		6,331	5,875
3.721% due 07/25/2051 þ		5,398	5,072
Ready Capital Mortgage Financing LLC 6.100% due 07/25/2036 •		5,198	5,053
Residential Asset Mortgage Products Trust
5.510% due 08/25/2046 •		5,657	5,020
6.215% due 05/25/2035 •		2,900	2,714
Santander Drive Auto Receivables Trust 5.870% due 03/16/2026		15,100	15,087
Segovia European CLO DAC 4.080% due 07/20/2032 •	EUR	450	478
SMB Private Education Loan Trust
1.290% due 07/15/2053		$2,683	2,393
1.310% due 07/17/2051		2,878	2,538
1.340% due 03/17/2053		7,624	6,724
2.850% due 11/16/2054		4,970	4,474

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

5.913% due 01/15/2037 •		5,651	5,573
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,099	1,933
Sound Point CLO Ltd.
6.300% due 10/20/2028 •		451	451
7.050% due 07/20/2032 •		6,100	5,865
Soundview Home Loan Trust 5.855% due 11/25/2035 •		1,218	1,182
Specialty Underwriting & Residential Finance Trust 6.125% due 12/25/2035 •		91	89
Starwood Commercial Mortgage Trust 6.358% due 04/18/2038 •		6,200	5,975
Structured Asset Securities Corp. Mortgage Loan Trust 5.795% due 02/25/2036 •		1,000	997
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.975% due 01/25/2035 •		2,122	2,072
Theorem Funding Trust
1.210% due 12/15/2027		435	432
7.580% due 04/15/2029		1,886	1,889
THL Credit Wind River CLO Ltd. 6.910% due 04/15/2031 •		10,800	10,339
Tikehau CLO DAC 4.144% due 08/04/2034 •	EUR	5,500	5,864
Towd Point Asset Trust 5.857% due 11/20/2061 •		$7,527	7,396
Upstart Securitization Trust 1.310% due 11/20/2031		1,992	1,948
Venture CLO Ltd.
6.300% due 07/20/2030 •		964	955
6.380% due 04/20/2032 •		950	936
6.493% due 08/28/2029 •		1,018	1,013
Veros Auto Receivables Trust 0.920% due 10/15/2026		352	350
Vibrant CLO Ltd. 6.460% due 06/20/2029 •		581	580
Wellfleet CLO Ltd. 6.140% due 07/20/2029 •		5,818	5,755

Total Asset-Backed Securities (Cost $556,420)			536,519

SOVEREIGN ISSUES 0.0%
Russia Government International Bond 5.250% due 06/23/2047 ^«(c)		200	12

Total Sovereign Issues (Cost $112)			12

SHORT-TERM INSTRUMENTS 81.4%
COMMERCIAL PAPER 6.3%
AES Corp. 6.050% due 07/03/2023		400	400
Amcor Flexibles North America, Inc.
5.430% due 07/20/2023		1,150	1,147
5.450% due 07/07/2023		600	599
5.450% due 07/11/2023		250	250
Ameren Corp. 5.400% due 07/24/2023		300	299
American Electric Power Co., Inc.
5.440% due 08/08/2023		450	447
5.480% due 08/01/2023		9,650	9,603
Arrow Electronics, Inc. 5.730% due 07/18/2023		300	299
Bacardi Martini BV 5.900% due 07/19/2023		950	947
Becton Dickinson & Co. 5.390% due 07/10/2023		1,400	1,398
Conagra Brands, Inc.
5.600% due 07/20/2023		1,650	1,645
5.750% due 07/05/2023		7,400	7,394
5.750% due 07/06/2023		1,000	999
Consolidated Edison Co. of New York, Inc. 5.420% due 07/17/2023		6,350	6,334
Constellation Brands, Inc.
5.580% due 07/17/2023		300	299
5.590% due 07/03/2023		400	400
Constellation Energy Corp. 5.300% due 07/13/2023		250	250
Crown Castle, Inc. 5.890% due 07/05/2023		250	250
CVS Corp. 5.280% due 07/06/2023		550	550
Dominion Resources, Inc.
5.400% due 07/05/2023		350	350
5.400% due 07/19/2023		250	249
5.430% due 07/31/2023		250	249

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

5.440% due 08/09/2023 (b)	250	249
Duke Energy Corp.
5.400% due 07/10/2023	1,100	1,098
5.400% due 07/13/2023	1,400	1,397
5.400% due 08/08/2023	800	795
Electricite de France SA 5.510% due 08/04/2023	9,950	9,896
Enbridge (US), Inc.
5.450% due 07/05/2023	250	250
5.450% due 07/26/2023	500	498
5.450% due 07/27/2023 (b)	350	349
5.470% due 07/20/2023	1,450	1,446
5.480% due 07/17/2023	250	249
Enel Finance America LLC
5.450% due 07/06/2023	1,600	1,599
5.450% due 07/24/2023	750	747
5.450% due 07/26/2023	250	249
5.450% due 08/07/2023 (b)	450	447
Entergy Corp. 5.380% due 07/14/2023	250	250
Global Payments, Inc.
5.930% due 07/21/2023	2,550	2,541
5.930% due 07/26/2023	1,350	1,344
5.930% due 07/28/2023	1,500	1,493
5.950% due 07/14/2023	250	249
Haleon UK Capital PLC
5.500% due 08/07/2023 (b)	1,300	1,293
5.500% due 08/08/2023 (b)	1,050	1,044
5.520% due 07/24/2023	250	249
5.550% due 07/17/2023	800	798
Humana, Inc.
5.400% due 07/11/2023	300	300
5.430% due 07/20/2023	400	399
5.450% due 07/10/2023	400	399
5.450% due 07/13/2023	250	250
5.450% due 07/17/2023	250	249
5.450% due 07/27/2023	1,450	1,444
International Flavors & Fragrances, Inc.
6.000% due 07/05/2023	350	350
6.000% due 07/28/2023	500	498
Keurig Dr Pepper, Inc. 5.350% due 07/20/2023	400	399
L3Harris Technologies, Inc. 5.530% due 07/17/2023	7,600	7,581
Leidos, Inc. 5.900% due 07/10/2023	2,250	2,247
LSEGA Financing PLC 5.430% due 07/26/2023	1,400	1,395
Mondelez International, Inc.
5.370% due 07/25/2023	1,350	1,345
5.400% due 07/19/2023	1,600	1,596
NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023	1,000	997
Northrop Grumman Corp.
5.600% due 08/17/2023	500	496
5.600% due 08/22/2023	1,150	1,141
Parker-Hannifin Corp. 5.400% due 07/20/2023	1,400	1,396
Penske Truck Leasing Co. LP 5.400% due 07/10/2023	350	350
Quanta Services, Inc.
5.900% due 07/11/2023	2,750	2,745
5.900% due 07/17/2023	250	249
5.900% due 07/18/2023	300	299
Raytheon Technologies Corp.
5.410% due 07/17/2023	2,300	2,294
5.450% due 07/12/2023	5,400	5,391
Republic Services, Inc. 5.250% due 07/05/2023	1,100	1,099
Targa Resources Corp.
5.950% due 07/20/2023	1,100	1,097
5.950% due 07/26/2023	250	249
6.000% due 07/07/2023	3,800	3,796
Thomson Reuters Corp.
5.450% due 07/05/2023	5,000	4,996
5.470% due 07/18/2023	5,600	5,585
5.500% due 07/18/2023	500	499
Trane Technologies Financing Ltd. 5.550% due 07/25/2023	5,400	5,388
VW Credit, Inc.
5.400% due 07/21/2023	250	249
5.400% due 07/24/2023	1,850	1,843
5.400% due 07/25/2023	1,600	1,594
5.400% due 07/26/2023	1,450	1,444
5.400% due 07/28/2023	450	448
5.430% due 07/27/2023	4,900	4,880

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

5.430% due 08/01/2023	400	398
Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (b)	2,950	2,947
6.000% due 07/05/2023	2,500	2,498
6.000% due 07/06/2023	5,300	5,295
Waste Management, Inc. 5.400% due 08/09/2023	300	298

		141,301

REPURCHASE AGREEMENTS (i) 75.0%		1,688,276

SHORT-TERM NOTES 0.1%
Warnermedia Holdings, Inc. 3.428% due 03/15/2024	1,700	1,669

U.S. TREASURY BILLS 0.0%
5.239% due 08/17/2023 (b)(d)(e)(m)	848	842

Total Short-Term Instruments (Cost $1,832,170)		1,832,088

Total Investments in Securities (Cost $3,054,143)		2,996,157

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
SHORT-TERM INSTRUMENTS 3.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.0%
PIMCO Short-Term Floating NAV Portfolio III	7,018,910	68,245

Total Short-Term Instruments (Cost $68,248)		68,245

Total Investments in Affiliates (Cost $68,248)		68,245

Total Investments 136.1% (Cost $3,122,391)		$3,064,402
Financial Derivative Instruments (j)(l) 4.6%(Cost or Premiums, net $4,522)		102,844
Other Assets and Liabilities, net (40.7)%		(916,018)

Net Assets 100.0%		$2,251,228

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	06/11/2021	$505	$394	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.100%	06/30/2023	07/03/2023	$770,900	U.S. Treasury Inflation Protected Securities 0.125% - 0.625% due 07/15/2025 - 07/15/2032	$(787,876)	$770,900	$771,228
5.110	06/30/2023	07/03/2023	105,400	U.S. Treasury Notes 2.375% due 03/31/2029	(107,491)	105,400	105,445
BRC	5.080	07/03/2023	07/05/2023	777,200	U.S. Treasury Notes 4.625% due 06/30/2025	(793,233)	777,200	777,200
FICC	2.400	06/30/2023	07/03/2023	1,276	U.S. Treasury Notes 4.625% due 06/30/2025	(1,302)	1,276	1,276
5.010	06/30/2023	07/03/2023	33,500	Federal Farm Credit Bank 3.875% due 12/20/2029	(22,493)	33,500	33,514
U.S. Treasury Inflation Protected Securities 0.250% due 07/15/2029	(11,677)

Total Repurchase Agreements	$(1,724,072)	$1,688,276	$1,688,663

(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index September Futures	09/2023	3,782	$848,728	$24,022	$9,928	$0
U.S. Treasury 2-Year Note September Futures	09/2023	236	47,989	(674)	0	(7)
U.S. Treasury 5-Year Note September Futures	09/2023	25	2,677	(55)	0	0
U.S. Treasury Long-Term Bond September Futures	09/2023	108	13,706	4	81	0

$23,297	$10,009	$(7)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Euro-Bund September Futures				09/2023	17	$(2,481)	$23		$17	$(2)
U.S. Treasury 10-Year Note September Futures				09/2023	42	(4,715)	83		0	(6)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2023	101	(13,758)	(126)		0	(126)
United Kingdom Long Gilt September Futures				09/2023	2	(242)	2		2	0

							$(18)		$19	$(134)

Total Futures Contracts							$23,279		$10,028	$(141)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.455%	$3,400	$43	$(33)	$10	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.744	2,900	49	(28)	21	3	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.804	800	12	(7)	5	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	800	(4)	6	2	2	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.378	3,000	22	(12)	10	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.576	2,000	15	9	24	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	300	4	0	4	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.301	2,920	526	(181)	345	2	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	3,440	414	76	490	8	0

						$1,081	$(170)	$911	$17	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly		06/20/2026	$92	$(2)	$1	$(1)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026	5,336	(193)	67	(126)	12	0
CDX.EM-38 5-Year Index	1.000	Quarterly		12/20/2027	800	(67)	34	(33)	2	0
CDX.EM-39 5-Year Index	1.000	Quarterly		06/20/2028	1,600	(118)	42	(76)	4	0
CDX.HY-40 5-Year Index	5.000	Quarterly		06/20/2028	4,000	4	115	119	30	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028	100,300	1,039	498	1,537	135	0

						$663	$757	$1,420	$183	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	07/06/2023	$91,600	$0	$1,260	$1,260	$42	$0
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	07/15/2023	7,700	0	(106)	(106)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	07/21/2023	42,400	0	587	587	20	0
Pay	1-Day USD-SOFR Compounded-OIS	0.375	Semi-Annual	07/06/2024	119,600	19	(7,511)	(7,492)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	0.407	Semi-Annual	07/21/2024	53,900	9	(3,348)	(3,339)	0	(7)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025	15,200	(277)	1,214	937	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	72,100	611	6,795	7,406	0	(35)
Pay(5)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	27,100	(1,088)	(3,045)	(4,133)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	9,400	33	248	281	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	19,450	(216)	152	(64)	0	(12)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/06/2030	11,300	(143)	1,672	1,529	0	(11)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2030	7,700	(27)	930	903	0	(6)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	74,200	2,624	(14,125)	(11,501)	86	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	7,100	104	200	304	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	14,400	(98)	119	21	0	(21)
Pay(5)	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	20,000	(1,113)	(2,968)	(4,081)	32	0
Receive	1-Day USD-SOFR Compounded-OIS	1.219	Semi-Annual	07/06/2031	28,000	(8)	5,355	5,347	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031	11,500	(3)	2,140	2,137	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	5,800	725	88	813	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	27,200	79	1,181	1,260	0	(65)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	01/13/2050	1,100	(3)	247	244	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	400	(3)	109	106	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	800	(1)	264	263	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	2,200	(13)	687	674	0	(17)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050	100	0	28	28	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/20/2050	1,100	(20)	304	284	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	8,700	1,586	1,837	3,423	0	(67)
Receive	3-Month USD-LIBOR	0.000	Quarterly	07/06/2023	28,000	0	381	381	12	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/06/2023	119,600	0	(1,629)	(1,629)	0	(52)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	07/06/2023	11,300	0	61	61	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	07/13/2023	1,100	0	2	2	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	07/15/2023	7,700	0	105	105	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	07/15/2023	400	0	1	1	0	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	07/16/2023	800	1	3	4	0	0
Receive	3-Month USD-LIBOR	0.000	Quarterly	07/21/2023	11,500	0	157	157	5	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	07/21/2023	53,900	0	(738)	(738)	0	(24)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	07/22/2023	2,200	0	8	8	1	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	08/07/2023	100	0	0	0	0	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	09/16/2023	45,000	0	602	602	19	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	09/16/2023	20,000	0	(254)	(254)	0	(8)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/16/2023	8,700	0	99	99	3	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	09/17/2023	59,000	0	(646)	(646)	0	(21)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	09/20/2023	1,100	0	5	5	0	0

						$2,778	$(7,529)	$(4,751)	$239	$(470)

Total Swap Agreements						$4,522	$(6,942)	$(2,420)	$439	$(470)

(k)	Securities with an aggregate market value of $14,304 and cash of $50,286 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received	Asset		Liability

BOA		07/2023			$3,371	MXN	62,067	$246		$0
BPS		07/2023			34,341	EUR	31,342	0		(141)
		08/2023		EUR	31,342		$34,389	142		0
BRC		07/2023			$3,178	GBP	2,569	84		0
JPM		10/2023		MXN	63,744		$3,631	0		(22)
MBC		07/2023		CAD	7,027		5,258	0		(46)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

		07/2023	GBP	50,378			62,361	0		(1,619)
RBC		07/2023		$14		MXN	267	2		0
		08/2023	MXN	433			$25	0		0
SOG		07/2023	EUR	31,342			33,716	0		(485)
TOR		07/2023		$5,311		CAD	7,027	2		(9)
		07/2023		60,751		GBP	47,809	0		(34)
		08/2023	CAD	7,025			$5,311	8		(2)
		08/2023	GBP	47,809			60,764	35		0

Total Forward Foreign Currency Contracts								$519		$(2,358)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	S&P 500 Total Return Index	10,034	5.260% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	$95,922	$0	$(409)	$0	$(409)
	Receive	S&P 500 Total Return Index	7,503	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/20/2024	71,726	0	(310)	0	(310)
FAR	Receive	S&P 500 Total Return Index	1,370	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023	13,097	0	(57)	0	(57)
	Receive	S&P 500 Total Return Index	23,238	5.340% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/13/2023	185,010	0	31,347	31,347	0
	Receive	S&P 500 Total Return Index	455	5.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/26/2024	4,350	0	(6)	0	(6)
	Receive	S&P 500 Total Return Index	11,401	5.460% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/12/2024	104,412	0	4,197	4,197	0
JPM	Receive	S&P 500 Total Return Index	358	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	3,422	0	(5)	0	(5)
MBC	Receive	S&P 500 Total Return Index	29,865	5.370% (1-Month USD-LIBOR plus a specified spread)	Maturity	08/09/2023	242,540	0	32,810	32,810	0
	Receive	S&P 500 Total Return Index	14,235	5.390% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2023	121,884	0	10,541	10,541	0
	Receive	S&P 500 Total Return Index	1,738	5.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	16,615	0	(72)	0	(72)
	Receive	S&P 500 Total Return Index	14,910	5.470% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/24/2024	140,315	0	2,070	2,070	0
RBC	Receive	S&P 500 Total Return Index	854	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	8,164	0	(36)	0	(36)
	Receive	S&P 500 Total Return Index	2,357	5.340% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	22,532	0	(97)	0	(97)
	Receive	S&P 500 Total Return Index	142	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	1,357	0	(2)	0	(2)
	Receive	S&P 500 Total Return Index	427	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	4,082	0	(18)	0	(18)
	Receive	S&P 500 Total Return Index	1,060	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	10,133	0	(44)	0	(44)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2023 (Unaudited)

	Receive	S&P 500 Total Return Index	427	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	4,082	0	(18)	0	(18)
TOR	Receive	S&P 500 Total Return Index	1,134	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	10,841	0	(47)	0	(47)
	Receive	S&P 500 Total Return Index	25,632	5.340% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2024	228,520	0	14,983	14,983	0

Total Swap Agreements								$0	$94,827	$95,948	$(1,121)

(m)

Securities with an aggregate market value of $624 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$67,745	$0		$67,745
Industrials						0	36,390	0		36,390
Utilities						0	3,459	0		3,459
U.S. Government Agencies						0	133,859	0		133,859
U.S. Treasury Obligations						0	81,785	0		81,785
Non-Agency Mortgage-Backed Securities						0	304,237	63		304,300
Asset-Backed Securities						0	536,459	60		536,519
Sovereign Issues						0	0	12		12
Short-Term Instruments
Commercial Paper						2,337	138,964	0		141,301
Repurchase Agreements						0	1,688,276	0		1,688,276
Short-Term Notes						0	1,669	0		1,669
U.S. Treasury Bills						0	842	0		842

						$2,337	$2,993,685	$135		$2,996,157
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$68,245	$0	$0		$68,245

Total Investments						$70,582	$2,993,685	$135		$3,064,402

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						9,947	520	0		10,467
Over the counter						0	96,467	0		96,467

						$9,947	$96,987	$0		$106,934
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(2)	(609)	0		(611)
Over the counter						0	(3,479)	0		(3,479)

						$(2)	$(4,088)	$0		$(4,090)

Total Financial Derivative Instruments						$9,945	$92,899	$0		$102,844

Totals						$80,527	$3,086,584	$135		$3,167,246

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.5% ¤
CORPORATE BONDS & NOTES 6.0%
BANKING & FINANCE 3.2%
AerCap Ireland Capital DAC
2.875% due 08/14/2024		$200	$192
3.000% due 10/29/2028		1,000	865
3.300% due 01/30/2032		1,000	819
Bank of America Corp. 6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		2,400	2,421
Barclays PLC
3.650% due 03/16/2025		400	384
3.932% due 05/07/2025 •		900	880
4.375% due 01/12/2026		1,300	1,249
4.375% due 03/15/2028 •(g)(h)		200	136
4.972% due 05/16/2029 •		1,400	1,324
Credit Suisse AG
4.474% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	900	981
6.500% due 08/08/2023 (h)		$200	199
Credit Suisse AG AT1 Claim ^		11,100	444
Deutsche Bank AG 1.375% due 09/03/2026 •	EUR	100	100
Equitable Holdings, Inc. 4.350% due 04/20/2028		$2,235	2,094
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	2,100	2,065
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$500	465
4.063% due 11/01/2024		200	194
5.584% due 03/18/2024		200	199
General Motors Financial Co., Inc. 6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~		100	100
Goldman Sachs Group, Inc. 6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~		5,500	5,587
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	498
4.292% due 09/12/2026 •		1,300	1,251
4.300% due 03/08/2026		1,000	967
ING Groep NV 4.250% due 05/16/2031 •(g)(h)		600	401
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		3,250	3,255
NatWest Group PLC
4.445% due 05/08/2030 •		400	368
4.800% due 04/05/2026		1,100	1,069
4.892% due 05/18/2029 •		2,600	2,476
Nomura Holdings, Inc.
1.851% due 07/16/2025		2,300	2,105
2.679% due 07/16/2030		1,900	1,556
Nordea Kredit Realkreditaktieselskab 1.500% due 10/01/2053	DKK	13,584	1,500
Nykredit Realkredit AS 1.500% due 10/01/2053		96,755	10,673
Realkredit Danmark AS 1.500% due 10/01/2053		20,060	2,213
Santander U.K. Group Holdings PLC 4.796% due 11/15/2024 •		$3,900	3,871
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		4,600	3,678
UBS AG 5.125% due 05/15/2024 (h)		1,100	1,083
UBS Group AG 4.751% due 05/12/2028 •		6,800	6,450
Weyerhaeuser Co. 4.000% due 04/15/2030		3,886	3,577

			67,689

INDUSTRIALS 2.5%
American Honda Finance Corp. 5.000% due 05/23/2025		5,300	5,280
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,000	1,754

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Broadcom, Inc.
3.419% due 04/15/2033		2,100	1,757
3.469% due 04/15/2034		1,900	1,559
CCO Holdings LLC 4.500% due 06/01/2033		500	393
Charter Communications Operating LLC
3.900% due 06/01/2052		2,300	1,507
4.908% due 07/23/2025		1,260	1,236
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,200	1,088
CVS Health Corp. 3.750% due 04/01/2030		2,332	2,140
DAE Funding LLC
1.625% due 02/15/2024		1,500	1,446
2.625% due 03/20/2025		1,000	941
3.375% due 03/20/2028		1,100	993
Hyatt Hotels Corp. 1.800% due 10/01/2024		3,400	3,237
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		3,200	3,013
Imperial Brands Finance PLC
3.125% due 07/26/2024		300	290
3.500% due 07/26/2026		400	373
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,400	3,488
InterContinental Hotels Group PLC 2.125% due 05/15/2027		800	811
MPLX LP 2.650% due 08/15/2030		$1,500	1,256
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		1,100	1,092
3.522% due 09/17/2025		2,200	2,048
4.345% due 09/17/2027		2,800	2,549
4.810% due 09/17/2030		800	702
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030		1,500	1,329
Sands China Ltd.
3.350% due 03/08/2029		200	167
5.625% due 08/08/2025		5,000	4,881
5.900% due 08/08/2028		3,600	3,435
Southern Co. 3.700% due 04/30/2030		3,595	3,300
T-Mobile USA, Inc. 2.700% due 03/15/2032		1,500	1,240

			53,305

UTILITIES 0.3%
Electricite de France SA 5.700% due 05/23/2028		1,800	1,798
Pacific Gas & Electric Co.
1.700% due 11/15/2023		2,400	2,359
3.000% due 06/15/2028		1,000	863
4.550% due 07/01/2030		1,400	1,268
Rio Oil Finance Trust 9.250% due 07/06/2024		353	357
Sprint LLC 7.875% due 09/15/2023		874	877

			7,522

Total Corporate Bonds & Notes (Cost $141,655)			128,516

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035		1,265	1,493
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		710	654

			2,147

ILLINOIS 0.2%
State of Illinois 7.350% due 07/01/2035		3,250	3,506

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039		95	105

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $5,392)		5,758

U.S. GOVERNMENT AGENCIES 14.0%
Fannie Mae
3.903% due 07/01/2032 •	6	6
3.908% due 10/01/2035 •	33	32
3.933% due 08/01/2035 •	87	85
3.952% due 07/01/2035 •	8	8
4.001% due 02/01/2034 •	13	13
4.047% due 03/01/2036 •	34	34
4.175% due 02/01/2035 •	10	10
4.300% due 10/01/2035 •	15	15
4.415% due 11/01/2034 •	26	26
4.560% due 08/01/2036 •	14	13
5.103% due 03/25/2036 •	32	31
5.258% due 03/25/2034 •	1	1
5.500% due 09/25/2042 •	70	69
6.650% due 04/25/2024 •	1	1
Fannie Mae, TBA
5.500% due 09/01/2053	14,000	13,931
6.000% due 08/01/2053	13,600	13,718
6.500% due 07/01/2053	85,450	87,252
Freddie Mac
3.622% due 09/01/2035 •	9	9
4.000% due 01/01/2048	43	41
5.176% due 10/25/2044 •	18	16
5.376% due 07/25/2044 •	77	72
5.593% due 11/15/2043 •	762	745
Ginnie Mae
2.750% (H15T1Y + 1.500%) due 11/20/2024 ~	3	2
3.500% due 02/15/2045 - 03/15/2045	1,668	1,573
5.614% due 08/20/2062 •	391	389
Ginnie Mae, TBA 5.000% due 08/01/2053	9,600	9,431
U.S. International Development Finance Corp. 4.140% due 05/15/2030	636	618
Uniform Mortgage-Backed Security
3.500% due 04/01/2048	1,713	1,582
4.000% due 10/01/2030	40	39
5.500% due 09/01/2027	2	2
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2053	64,450	61,998
5.000% due 08/01/2053	26,000	25,482
5.500% due 08/01/2053	40,000	39,803
6.000% due 07/01/2053	41,100	41,466

Total U.S. Government Agencies (Cost $300,195)		298,513

U.S. TREASURY OBLIGATIONS 5.1%
U.S. Treasury Bonds
3.000% due 08/15/2048	874	738
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024	21,721	21,072
0.125% due 10/15/2024	$21,758	20,989
0.625% due 07/15/2032	9,815	9,027
0.625% due 02/15/2043	1,667	1,369
0.750% due 02/15/2045	2,706	2,238
1.000% due 02/15/2046	7,143	6,203
1.000% due 02/15/2048	$474	408
U.S. Treasury Notes
0.375% due 12/31/2025 (k)	5,400	4,869
0.500% due 02/28/2026	22,100	19,857
2.250% due 12/31/2023 (k)(m)	3,800	3,744
2.625% due 12/31/2025 (m)	3,058	2,913
3.000% due 10/31/2025 (k)(m)	15,086	14,513

Total U.S. Treasury Obligations (Cost $115,126)		107,940

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
American Home Mortgage Assets Trust
5.340% due 05/25/2046 ^•	310	260
5.360% due 10/25/2046 •	152	84
Banc of America Funding Trust
4.416% due 01/20/2047 ^~	10	9
5.537% due 10/20/2036 •	187	149
Bear Stearns ALT-A Trust
3.932% due 08/25/2036 ^~	357	248
4.195% due 05/25/2035 ~	39	37
4.636% due 07/25/2035 ~	1,829	1,282
CIM Trust 5.500% due 08/25/2064 ~	10,391	10,258
Citigroup Mortgage Loan Trust
3.974% due 09/25/2037 ^~	1,665	1,462

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

5.470% due 01/25/2037 •		3,293	2,811
6.170% due 09/25/2062 þ		8,512	8,371
Countrywide Alternative Loan Trust
3.706% due 06/25/2037 ~		258	194
5.367% due 07/20/2046 ^•		243	195
5.500% due 05/25/2035 •		902	683
5.577% due 03/20/2046 •		423	347
6.026% due 10/20/2035 •		157	114
Countrywide Home Loan Mortgage Pass-Through Trust
5.730% due 04/25/2035 •		40	37
5.790% due 03/25/2035 •		25	23
Credit Suisse First Boston Mortgage Securities Corp. 4.311% due 06/25/2033 «~		11	10
Credit Suisse Mortgage Capital Certificates 5.450% due 01/27/2037 •		781	551
Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		3,833	3,535
2.000% due 01/25/2060 ~		7,269	6,144
3.904% due 04/25/2062		1,845	1,696
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.650% due 02/25/2035 «•		176	164
Downey Savings & Loan Association Mortgage Loan Trust
5.235% due 07/19/2044 ~		10	9
5.677% due 08/19/2045 •		113	97
European Loan Conduit DAC 4.358% due 02/17/2030 •	EUR	3,345	3,573
First Horizon Alternative Mortgage Securities Trust 4.386% due 03/25/2035 ~		$33	21
GreenPoint Mortgage Funding Trust 5.510% due 01/25/2037 •		4,573	3,972
GSMSC Pass-Through Trust 5.588% due 12/26/2036 •		2,617	1,741
GSR Mortgage Loan Trust 4.070% due 09/25/2035 ~		13	12
HarborView Mortgage Loan Trust
5.377% due 07/19/2047 •		5,033	4,778
5.637% due 12/19/2036 ^•		4,474	4,398
HomeBanc Mortgage Trust 3.912% due 04/25/2037 ^~		242	212
IndyMac IMSC Mortgage Loan Trust 5.300% due 03/25/2047 •		12,303	8,509
IndyMac INDX Mortgage Loan Trust
3.916% due 12/25/2034 ~		5	5
5.450% due 06/25/2037 ^•		156	62
5.570% due 05/25/2046 •		428	381
5.930% due 05/25/2034 «•		2	2
JP Morgan Alternative Loan Trust 6.000% due 12/27/2036		1,848	1,024
JP Morgan Chase Commercial Mortgage Securities Trust
6.254% due 04/15/2037 •		6,171	5,718
6.643% due 12/15/2031 •		1,048	934
JP Morgan Mortgage Trust
4.086% due 02/25/2035 «~		6	6
6.000% due 01/25/2036 ^«		253	127
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		1,899	1,748
Lehman XS Trust 5.550% due 09/25/2046 •		5,818	5,256
MASTR Adjustable Rate Mortgages Trust 4.776% due 12/25/2046 •		5,839	4,455
Merrill Lynch Alternative Note Asset Trust 5.340% due 07/25/2047 •		2,401	2,166
MFA Trust 4.400% due 03/25/2068		4,173	3,940
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		1,896	1,768
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		3,628	3,351
OBX Trust
5.949% due 02/25/2063		4,461	4,424
6.113% due 03/25/2063		3,715	3,692
6.567% due 06/25/2063		3,700	3,699
ONE Park Mortgage Trust 5.961% due 03/15/2036 •		2,800	2,651
Residential Accredit Loans, Inc. Trust
4.974% due 09/25/2034 ~		1,480	1,447
5.000% due 09/25/2036 ^«		131	96
5.091% due 11/25/2037 ~		4,173	3,481
5.450% due 02/25/2047 •		1,828	1,608
5.470% due 01/25/2037 •		3,732	3,232
5.490% due 01/25/2037 •		2,426	2,000
5.520% due 12/25/2036 «•		60	47
6.000% due 03/25/2037 ^		1,584	1,308

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Residential Asset Securitization Trust
5.500% due 09/25/2035 ^		2,643	1,353
5.500% due 10/25/2048 «		3	3
Structured Adjustable Rate Mortgage Loan Trust 5.376% due 01/25/2035 ^•		49	42
Structured Asset Mortgage Investments Trust
3.907% due 02/25/2036 ^•		385	333
5.270% due 08/25/2036 •		4,359	3,785
5.530% due 07/25/2046 ^•		1,684	1,280
5.590% due 05/25/2036 •		66	53
5.590% due 05/25/2046 •		320	111
5.646% due 07/19/2035 •		29	27
5.710% due 02/25/2036 ^•		92	78
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.639% due 06/25/2033 «~		3	3
Taurus UK DAC 5.569% due 05/17/2031 •	GBP	695	852
Towd Point Mortgage Funding 5.841% due 07/20/2045 •		11,819	15,017
Towd Point Mortgage Trust 6.150% due 10/25/2059 •		$1,787	1,770
Verus Securitization Trust 5.811% due 05/25/2068		1,664	1,651
WaMu Mortgage Pass-Through Certificates Trust
4.976% due 02/25/2046 •		3,661	3,268
5.730% due 10/25/2045 •		327	309
5.730% due 12/25/2045 •		6,441	5,834
5.770% due 01/25/2045 •		14	13
5.790% due 01/25/2045 •		19	18
Washington Mutual Mortgage Pass-Through Certificates Trust
4.806% due 11/25/2046 •		1,982	1,680
4.826% due 10/25/2046 ^•		2,917	2,455

Total Non-Agency Mortgage-Backed Securities (Cost $168,326)			164,549

ASSET-BACKED SECURITIES 31.4%
Aames Mortgage Investment Trust
6.140% due 07/25/2035 •		1,406	1,395
7.175% due 01/25/2035 •		1,803	1,695
ACE Securities Corp. Home Equity Loan Trust
5.390% due 12/25/2036 •		10,620	5,665
5.470% due 03/25/2037 •		3,680	1,668
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 5.855% due 10/25/2035 •		8,279	7,587
American Express Credit Account Master Trust 4.870% due 05/15/2028		5,200	5,174
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.915% due 10/25/2035 •		1,002	998
6.170% due 10/25/2034 •		758	748
6.275% due 11/25/2034 •		2,887	2,742
Apex Credit CLO Ltd. 7.110% due 09/20/2029 •		3,500	3,422
Apidos CLO 6.162% due 07/18/2029 •		2,964	2,941
Arbor Realty Commercial Real Estate Notes Ltd.
7.547% due 05/15/2037 •		3,400	3,365
8.047% due 05/15/2037 •		3,400	3,336
AREIT Trust
7.333% due 06/17/2039 •		8,400	8,401
7.885% due 06/17/2039 •		7,461	7,412
Ares European CLO DAC 4.050% due 04/20/2032 •	EUR	4,600	4,926
Argent Mortgage Loan Trust 5.630% due 05/25/2035 •		$2,055	1,853
Asset-Backed Securities Corp. Home Equity Loan Trust 6.245% due 02/25/2035 •		551	556
Aurium CLO DAC 3.907% due 01/16/2031 •	EUR	9,087	9,725
BA Credit Card Trust 4.790% due 05/15/2028		$5,400	5,366
Bear Stearns Asset-Backed Securities Trust
4.655% due 10/25/2036 ~		133	131
5.825% due 08/25/2036 •		1,532	1,519
BHG Securitization Trust 5.320% due 10/17/2035		3,619	3,580
BNPP AM Euro CLO DAC 4.031% due 07/22/2032 •	EUR	6,000	6,398
Capital Four US CLO Ltd. 7.188% due 10/20/2030 •		$5,251	5,267
Capital One Prime Auto Receivables Trust 5.717% due 09/15/2025 •		5,164	5,165
Carlyle Euro CLO DAC
3.877% due 01/15/2031 •	EUR	3,634	3,882
4.213% due 08/15/2032 •		3,500	3,733

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Carmax Auto Owner Trust 5.967% due 12/15/2025 •		$5,976	5,987
CarNow Auto Receivables Trust 6.620% due 12/16/2024		1,613	1,613
Carrington Mortgage Loan Trust 6.280% due 04/17/2031 •		5,675	5,608
Carvana Auto Receivables Trust
5.380% due 03/12/2029		2,120	2,074
5.420% due 04/10/2028		5,270	5,189
5.588% due 06/10/2024		1,710	1,710
6.360% due 04/12/2027		5,633	5,615
Citigroup Mortgage Loan Trust 5.570% due 08/25/2036 •		12,718	12,418
Citizens Auto Receivables Trust
6.016% due 07/15/2026		4,300	4,291
6.130% due 07/15/2026		5,300	5,295
College Avenue Student Loans LLC 2.320% due 07/26/2055		5,678	4,890
Countrywide Asset-Backed Certificates Trust
5.290% due 06/25/2035 •		2,975	2,592
5.330% due 11/25/2047 ^•		1,110	1,051
5.350% due 06/25/2047 ^•		2,186	1,892
5.360% due 05/25/2047 ^•		3,580	3,114
5.370% due 09/25/2037 ^•		531	533
5.400% due 06/25/2047 •		1,849	1,777
5.430% due 03/25/2037 •		1,966	1,871
5.550% due 08/25/2036 •		416	415
6.185% due 12/25/2035 •		4,948	4,707
CQS U.S. CLO Ltd. 8.448% due 07/20/2031 •		5,970	6,014
Credit-Based Asset Servicing & Securitization LLC 2.859% due 01/25/2036 þ		6,595	5,275
Crown Point CLO Ltd. 6.950% due 07/20/2034 •		2,150	2,080
Enterprise Fleet Financing LLC
3.030% due 01/20/2028		5,496	5,354
5.330% due 03/20/2024		2,810	2,808
First Help Financial LLC 6.570% due 06/15/2028		6,200	6,142
Fortress Credit Investments Ltd. 6.917% due 02/23/2039 •		10,800	10,428
Fremont Home Loan Trust
5.285% due 10/25/2036 •		2,048	1,804
5.810% due 01/25/2036 •		236	219
Gallatin CLO Ltd. 6.910% due 07/15/2031 •		3,100	3,027
GE-WMC Mortgage Securities Trust 5.230% due 08/25/2036 «•		6	3
GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		4,463	4,416
5.700% due 01/15/2027		7,000	6,976
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		3,030	3,017
6.270% due 08/16/2027		7,470	7,455
Griffith Park CLO DAC 4.103% due 11/21/2031 •	EUR	6,850	7,334
GSAA Home Equity Trust 6.215% due 06/25/2035 •		$2,647	2,535
GSAMP Trust
5.330% due 11/25/2035 •		45	5
5.630% due 03/25/2046 •		3,952	3,816
5.650% due 05/25/2046 •		11,663	10,957
6.950% due 06/25/2035 •		6,730	6,441
Halseypoint CLO Ltd. 6.690% due 07/20/2031 •		1,500	1,480
Harvest CLO DAC 3.817% due 10/15/2031 •	EUR	2,000	2,131
Home Equity Loan Trust 5.490% due 04/25/2037 •		$10,740	8,867
HSI Asset Securitization Corp. Trust
5.290% due 12/25/2036 •		8,705	7,316
5.350% due 07/25/2036 •		3,822	1,704
5.615% due 03/25/2036 •		13,551	12,139
JP Morgan Mortgage Acquisition Trust
3.815% due 07/25/2036 •		5,812	5,274
5.410% due 03/25/2037 •		190	184
5.555% due 05/25/2036 •		1,147	1,112
Jubilee CLO DAC 3.787% due 04/15/2030 •	EUR	900	962
KKR CLO Ltd.
6.202% due 07/18/2030 •		$2,054	2,036
6.410% due 01/16/2028 •		3,065	3,027
6.862% due 07/18/2030 •		4,300	4,206

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

KREF Ltd. 6.526% due 02/17/2039 •		2,600	2,546
LCM LP 6.765% due 07/19/2027 •		3,700	3,651
LCM Ltd. 6.700% due 10/20/2028 •		5,550	5,469
Lehman XS Trust 5.470% due 05/25/2036 •		2,141	1,845
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		3,478	3,351
Lendmark Funding Trust 1.900% due 11/20/2031		6,326	5,467
LoanCore Issuer Ltd. 6.616% due 01/17/2037 •		1,000	984
Long Beach Mortgage Loan Trust
5.320% due 12/25/2036 •		8,982	3,283
5.670% due 08/25/2045 •		708	679
5.795% due 11/25/2035 •		74	73
6.065% due 08/25/2035 •		1,800	1,589
M360 Ltd. 7.404% due 11/22/2038 •		3,100	3,018
Madison Park Euro Funding DAC 4.001% due 10/25/2030 •	EUR	1,998	2,141
Man GLG Euro CLO DAC
1.970% due 10/15/2032		2,500	2,330
3.857% due 10/15/2030 •		806	864
4.877% due 10/15/2032 •		5,500	5,685
Marlette Funding Trust
5.180% due 11/15/2032		$3,184	3,166
5.950% due 11/15/2032		2,900	2,869
6.070% due 04/15/2033		9,352	9,320
MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036 •		17,248	5,645
5.650% due 10/25/2035 ^•		8,232	7,691
Merrill Lynch Mortgage Investors Trust
5.370% due 07/25/2037 •		12,676	5,610
5.370% due 08/25/2037 •		4,620	2,394
MF1 Ltd. 6.817% due 02/19/2037 •		7,000	6,869
Morgan Stanley ABS Capital, Inc. Trust
5.280% due 10/25/2036 •		670	592
5.280% due 02/25/2037 •		2,883	2,601
5.470% due 09/25/2036 •		874	391
5.720% due 12/25/2035 •		3,684	2,957
5.855% due 12/25/2034 •		742	669
Nassau Ltd. 6.410% due 10/15/2029 •		2,012	2,010
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.645% due 03/25/2036 •		5,107	4,721
NovaStar Mortgage Funding Trust 6.230% due 06/25/2035 •		1,128	1,129
Option One Mortgage Loan Trust 5.690% due 01/25/2036 •		7,578	6,762
OZLM Funding Ltd. 6.523% due 10/22/2030 •		4,925	4,906
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		1,685	1,664
6.060% due 03/15/2030		10,730	10,685
7.600% due 12/16/2030		2,968	2,977
Palmer Square European Loan Funding DAC
3.907% due 07/15/2031 •	EUR	4,639	4,944
3.957% due 04/15/2031 •		5,283	5,663
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.200% due 10/25/2034 •		$986	965
6.950% due 09/25/2034 •		3,625	3,345
6.950% due 12/25/2034 •		1,114	1,078
7.325% due 09/25/2034 •		5,700	5,090
PRET LLC
1.744% due 07/25/2051 þ		1,684	1,560
1.843% due 09/25/2051 þ		4,597	4,195
2.487% due 10/25/2051 þ		3,326	3,110
5.240% due 04/25/2052 þ		3,500	3,324
Providus CLO DAC 3.927% due 07/15/2031 •	EUR	2,298	2,449
Ready Capital Mortgage Financing LLC
7.556% due 06/25/2037 •		$3,140	3,154
8.200% due 06/25/2037 •		7,200	7,181
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		12,593	3,585
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,475	1,303
4.320% due 09/25/2030		1,161	1,080
5.380% due 11/25/2030		4,870	4,764

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Residential Asset Mortgage Products Trust
5.590% due 12/25/2035 •		530	473
5.840% due 10/25/2035 •		2,685	2,634
Residential Asset Securities Corp. Trust
5.420% due 08/25/2036 •		12,779	12,390
5.855% due 11/25/2035 •		4,493	4,294
Santander Drive Auto Receivables Trust 5.870% due 03/16/2026		14,700	14,687
Sculptor European CLO DAC 3.916% due 01/14/2032 •	EUR	8,800	9,433
Securitized Asset-Backed Receivables LLC Trust
5.490% due 08/25/2036 ^•		$594	192
5.630% due 07/25/2036 •		5,567	2,297
5.810% due 08/25/2035 ^•		1,345	1,037
6.200% due 03/25/2035 •		1,472	1,417
SLM Private Education Loan Trust 9.943% due 10/15/2041 •		5,987	6,253
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		4,311	3,970
Soundview Home Loan Trust
5.330% due 02/25/2037 •		629	181
5.450% due 01/25/2037 •		14,004	12,932
5.615% due 02/25/2036 •		4,228	3,842
Starwood Mortgage Trust 6.867% due 11/15/2038 •		10,800	10,490
Structured Asset Investment Loan Trust
5.280% due 07/25/2036 •		943	677
5.300% due 09/25/2036 •		474	458
6.080% due 06/25/2035 •		9,412	8,854
6.100% due 08/25/2033 •		5,958	5,848
Structured Asset Securities Corp. Mortgage Loan Trust
5.310% due 03/25/2036 •		283	266
5.490% due 12/25/2036 •		538	527
6.670% due 04/25/2035 •		40	39
Symphony Static CLO Ltd. 6.085% due 10/25/2029 •		1,740	1,721
TCI-Symphony CLO Ltd. 6.792% due 10/13/2032 •		5,000	4,887
Theorem Funding Trust 7.580% due 04/15/2029		1,796	1,799
Tikehau CLO DAC 4.144% due 08/04/2034 •	EUR	4,300	4,585
Tralee CLO Ltd. 6.755% due 10/25/2032 •		$2,100	2,056
Upstart Pass-Through Trust Series 4.300% due 05/20/2030		1,825	1,754
Upstart Securitization Trust 4.370% due 05/20/2032		1,440	1,424
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		1,226	1,172
Venture CLO Ltd.
6.140% due 04/15/2027 •		2,169	2,162
6.270% due 04/20/2029 •		2,371	2,368
6.699% due 07/30/2032 •		3,500	3,409
7.049% due 07/30/2032 •		4,100	3,941
Veros Auto Receivables Trust 7.120% due 11/15/2028		9,304	9,289
VMC Finance LLC 6.967% due 02/18/2039 •		7,300	7,108
WaMu Asset-Backed Certificates WaMu Trust 5.375% due 05/25/2037 •		3,552	3,256
Westlake Automobile Receivables Trust 6.197% due 08/15/2025 •		1,636	1,637

Total Asset-Backed Securities (Cost $687,263)			668,988

SOVEREIGN ISSUES 0.2%
Brazil Government International Bond 4.750% due 01/14/2050		5,058	3,736
Russia Government International Bond 5.250% due 06/23/2047 ^«(c)		200	12

Total Sovereign Issues (Cost $5,048)			3,748

SHORT-TERM INSTRUMENTS 74.8%
COMMERCIAL PAPER 6.3%
AES Corp. 6.050% due 07/03/2023		350	350
Amcor Flexibles North America, Inc.
5.430% due 07/13/2023		300	299
5.430% due 07/20/2023		900	897
5.450% due 07/11/2023		250	250

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Ameren Corp. 5.400% due 07/24/2023	250	249
American Electric Power Co., Inc.
5.430% due 07/10/2023	650	649
5.440% due 08/07/2023	400	398
5.480% due 08/14/2023	4,950	4,916
Arrow Electronics, Inc. 5.730% due 07/18/2023	350	349
Bacardi Martini BV 5.900% due 07/19/2023	950	947
Conagra Brands, Inc.
5.600% due 07/20/2023	1,300	1,296
5.750% due 07/06/2023	6,600	6,594
Consolidated Edison Co. of New York, Inc.
5.420% due 07/17/2023	5,500	5,486
5.430% due 07/25/2023	1,650	1,644
Constellation Brands, Inc.
5.580% due 07/18/2023	550	548
5.580% due 07/21/2023	300	299
5.590% due 07/03/2023	550	550
5.590% due 07/05/2023	350	350
5.610% due 07/11/2023	600	599
Constellation Energy Corp. 5.300% due 07/13/2023	250	249
Crown Castle, Inc. 5.870% due 07/20/2023	250	249
CVS Corp. 5.280% due 07/06/2023	500	500
Daimler Truck Finance North America LLC 5.350% due 07/21/2023	1,250	1,246
Dominion Resources, Inc.
5.430% due 07/31/2023	300	299
5.440% due 08/09/2023 (a)	400	398
Duke Energy Corp.
5.400% due 07/10/2023	850	849
5.400% due 07/13/2023	1,050	1,048
5.400% due 08/08/2023	750	746
Electricite de France SA
5.510% due 08/04/2023	5,250	5,222
5.570% due 07/14/2023	3,350	3,343
Enbridge (US), Inc.
5.400% due 07/12/2023	2,300	2,296
5.450% due 07/26/2023	550	548
5.450% due 07/27/2023 (a)	250	249
5.470% due 07/20/2023	2,000	1,994
5.480% due 07/17/2023	250	249
Enel Finance America LLC
5.450% due 07/24/2023	750	747
5.450% due 07/26/2023	350	349
5.450% due 08/07/2023 (a)	550	547
Entergy Corp.
5.380% due 07/14/2023	250	249
5.430% due 07/17/2023	1,300	1,297
Global Payments, Inc.
5.930% due 07/21/2023	8,150	8,122
5.930% due 07/28/2023	1,850	1,842
Haleon UK Capital PLC
5.500% due 08/07/2023 (a)	900	895
5.500% due 08/08/2023 (a)	800	796
5.520% due 07/24/2023	250	249
5.550% due 07/18/2023	250	249
Humana, Inc.
5.430% due 07/20/2023	250	249
5.450% due 07/13/2023	250	249
5.450% due 07/18/2023	300	299
5.450% due 07/27/2023	2,350	2,340
International Flavors & Fragrances, Inc.
6.000% due 07/05/2023	3,600	3,597
6.000% due 07/28/2023	400	398
Keurig Dr Pepper, Inc. 5.350% due 07/20/2023	750	748
Leidos, Inc. 5.900% due 07/10/2023	2,200	2,197
LSEGA Financing PLC 5.430% due 07/25/2023	1,250	1,245
Marriott International 5.420% due 07/18/2023	600	598
Mondelez International, Inc. 5.430% due 07/13/2023	4,300	4,292
NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023	1,000	997
Northrop Grumman Corp. 5.600% due 08/22/2023	5,300	5,257

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Parker-Hannifin Corp. 5.400% due 07/21/2023	1,600	1,595
Penske Truck Leasing Co. LP 5.400% due 07/10/2023	250	250
Quanta Services, Inc.
5.900% due 07/05/2023	325	325
5.900% due 07/07/2023	1,700	1,698
5.900% due 07/10/2023	3,650	3,644
5.900% due 07/11/2023	725	724
5.900% due 07/12/2023	3,800	3,793
Raytheon Technologies Corp. 5.450% due 07/12/2023	5,300	5,291
Republic Services, Inc. 5.250% due 07/05/2023	1,050	1,049
S&P Global, Inc. 5.400% due 07/06/2023	1,000	999
Sempra Energy 5.400% due 07/05/2023	250	250
Targa Resources Corp. 5.950% due 07/20/2023	1,000	997
Thomson Reuters Corp.
5.450% due 07/05/2023	2,800	2,798
5.470% due 07/18/2023	5,550	5,535
5.500% due 07/18/2023	520	519
5.500% due 07/19/2023	1,350	1,346
VW Credit, Inc.
5.400% due 07/21/2023	2,450	2,442
5.400% due 07/24/2023	1,800	1,794
5.400% due 07/25/2023	1,500	1,494
5.400% due 07/26/2023	1,800	1,793
5.430% due 07/27/2023	2,700	2,689
Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (a)	2,800	2,797
5.850% due 07/10/2023 (a)	1,550	1,548
6.000% due 07/05/2023	4,950	4,946
Waste Management, Inc. 5.400% due 08/09/2023	250	248

		134,527

REPURCHASE AGREEMENTS (i) 67.9%		1,444,367

U.S. TREASURY BILLS 0.6%
5.279% due 08/10/2023 - 09/14/2023 (a)(d)(e)(m)	11,725	11,623

Total Short-Term Instruments (Cost $1,590,575)		1,590,517

Total Investments in Securities (Cost $3,013,580)		2,968,529

	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short Asset Portfolio	8,830,746	85,084
PIMCO Short-Term Floating NAV Portfolio III	1,750,387	17,019

Total Short-Term Instruments (Cost $105,346)		102,103

Total Investments in Affiliates (Cost $105,346)		102,103

Total Investments 144.3% (Cost $3,118,926)		$3,070,632
Financial Derivative Instruments (j)(l) 7.3%(Cost or Premiums, net $(1,427))		154,260
Other Assets and Liabilities, net (51.6)%		(1,097,449)

Net Assets 100.0%		$2,127,443

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.060%	07/03/2023	07/05/2023	$661,100	U.S. Treasury Inflation Protected Securities 0.250% - 0.625% due 07/15/2025 - 02/15/2050	$(674,194)	$661,100	$661,100
BRC	5.120	06/30/2023	07/03/2023	659,700	U.S. Treasury Notes 4.625% due 06/30/2025	(673,310)	659,700	659,981
FICC	2.400	06/30/2023	07/03/2023	14,267	U.S. Treasury Notes 4.625% due 06/30/2025	(14,552)	14,267	14,268
JPS	5.160	06/30/2023	07/03/2023	86,000	U.S. Treasury Notes 2.375% due 03/31/2029	(87,996)	86,000	86,037
SAL	5.130	06/30/2023	07/03/2023	23,300	U.S. Treasury Notes 0.250% due 07/31/2025	(23,789)	23,300	23,310

Total Repurchase Agreements	$(1,473,841)	$1,444,367	$1,444,696

(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	10	$10	$(2)	$(2)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	10	10	(2)	(2)

Total Written Options	$(4)	$(4)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MSCI EAFE Index September Futures	09/2023	123	$13,256	$42	$155	$0
U.S. Treasury 2-Year Note September Futures	09/2023	372	75,644	(693)	0	(12)
U.S. Treasury 10-Year Note September Futures	09/2023	255	28,628	(283)	36	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	179	24,383	223	224	0

$(711)	$415	$(12)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2023	69	$(10,070)	$95	$71	$(8)
Euro-Buxl 30-Year Bond September Futures	09/2023	27	(4,113)	(60)	47	(22)
U.S. Treasury 5-Year Note September Futures	09/2023	416	(44,551)	889	0	0
U.S. Treasury Long-Term Bond September Futures	09/2023	874	(110,916)	160	0	(655)

$1,084	$118	$(685)

Total Futures Contracts	$373	$533	$(697)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.049%	$3,100	$87	$(72)	$15	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	2,100	24	0	24	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	1.301	2,130	423	(171)	252	2	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	2,530	304	57	361	6	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.979	EUR	6,600	75	(71)	4	2	0

$913	$(257)	$656	$10	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$2,760	$(101)	$9	$(92)	$7	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	3,588	(130)	46	(84)	8	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	500	(42)	22	(20)	1	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	1,200	(89)	32	(57)	3	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	384,000	3,360	2,523	5,883	517	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	8,100	2	239	241	61	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,000	24	(9)	15	1	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	200	4	(1)	3	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,200	7	12	19	1	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	35,700	427	107	534	46	0

$3,462	$2,980	$6,442	$645	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024	$279,200	$(11,006)	$1,128	$(9,878)	$4	$0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.928	Semi-Annual	05/31/2025	4,300	(1)	152	151	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	56,000	757	919	1,676	0	(21)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	19,000	(211)	148	(63)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	41,600	1,087	695	1,782	0	(45)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	14,200	(97)	118	21	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	26,500	3,096	620	3,716	0	(45)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	49,300	(359)	(1,926)	(2,285)	119	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	19,900	1,073	524	1,597	0	(194)
Receive	3-Month USD-LIBOR	2.928	Semi-Annual	08/31/2023	4,300	0	29	29	1	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	34,200	(240)	296	56	0	(217)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	15,200	132	(88)	44	107	0

$(5,769)	$2,615	$(3,154)	$230	$(556)

Total Swap Agreements	$(1,394)	$5,338	$3,944	$886	$(557)

(k)	Securities with an aggregate market value of $20,657 and cash of $2,322 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	Unsettled variation margin asset of $90 for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	AUD	5,304	$3,471	$0	$(62)
07/2023	$19,444	AUD	29,301	75	0
08/2023	AUD	29,301	$19,459	0	(75)
BOA	07/2023	49,347	32,193	0	(680)
07/2023	DKK	134,822	19,469	0	(290)
07/2023	JPY	6,041,100	43,433	1,567	0
07/2023	NOK	83,405	7,587	0	(183)
07/2023	NZD	1,935	1,174	0	(14)
07/2023	SEK	13,685	1,264	0	(4)
07/2023	$2,722	AUD	4,101	10	0
07/2023	37,221	DKK	253,076	0	(132)
07/2023	306	JPY	42,490	0	(11)
08/2023	DKK	252,654	$37,221	133	0
08/2023	SEK	50,718	4,664	0	(44)
09/2023	HKD	397,830	50,913	55	0
09/2023	KRW	37,903	30	1	0
BPS	07/2023	AUD	4,966	3,242	0	(66)
07/2023	CHF	2,261	2,501	0	(25)
07/2023	DKK	18,625	2,683	0	(46)
07/2023	EUR	602,466	647,656	0	(9,756)
07/2023	JPY	59,314,038	426,920	15,859	0
07/2023	NZD	45	27	0	(1)
07/2023	SGD	1,069	807	16	0
07/2023	$13,874	AUD	20,947	79	0
07/2023	204,499	CHF	182,894	0	(160)
07/2023	1,814	NOK	19,507	3	0
08/2023	AUD	20,947	$13,885	0	(79)
08/2023	CHF	182,374	204,499	161	0
08/2023	CNH	595	86	4	0
08/2023	NOK	19,488	1,815	0	(3)
10/2023	$152	ZAR	2,824	0	(3)
BRC	09/2023	ILS	12,013	$3,358	108	0
CBK	07/2023	AUD	18,427	12,022	0	(253)
07/2023	EUR	10,208	10,954	0	(185)
07/2023	NOK	3,632	323	0	(15)
07/2023	SEK	1,552	142	0	(2)
07/2023	$273,801	EUR	251,907	1,080	0
07/2023	5,003	GBP	3,989	63	0
08/2023	CNH	230	$33	1	0
08/2023	EUR	242,673	264,206	0	(961)
CLY	07/2023	DKK	396,220	57,192	0	(875)
07/2023	$5,144	CHF	4,621	18	0
08/2023	CHF	4,608	$5,145	0	(18)
DUB	07/2023	BRL	15,372	2,837	0	(373)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

07/2023	$3,190	BRL	15,372	21	0
GLM	07/2023	BRL	15,421	$3,200	0	(21)
07/2023	$3,194	BRL	15,421	27	0
07/2023	11,162	NOK	120,310	47	0
08/2023	NOK	120,192	$11,162	0	(47)
09/2023	BRL	15,591	3,194	0	(26)
JPM	07/2023	AUD	41,005	26,808	0	(507)
07/2023	SGD	33,605	25,433	574	0
07/2023	$524,406	EUR	480,270	0	(336)
07/2023	153,545	JPY	21,958,524	0	(1,367)
08/2023	CNH	478	$69	3	0
08/2023	EUR	480,269	525,140	351	0
08/2023	JPY	21,865,214	153,545	1,374	0
09/2023	ILS	11,528	3,245	126	0
MBC	07/2023	GBP	266,245	329,574	0	(8,556)
07/2023	SEK	9,144	849	1	0
07/2023	$3,400	GBP	2,728	65	0
09/2023	KRW	70,261	$55	2	0
MYI	07/2023	CHF	4,106	4,536	0	(52)
07/2023	NZD	128	78	0	(1)
07/2023	SEK	705,945	65,764	310	0
07/2023	$33,087	DKK	225,699	0	(11)
07/2023	2,171	GBP	1,747	47	0
07/2023	63,251	SEK	682,893	66	0
08/2023	DKK	225,323	$33,087	11	0
08/2023	SEK	682,046	63,251	0	(67)
09/2023	KRW	78,961	62	2	0
NGF	08/2023	CNH	731	107	6	0
SCX	07/2023	AUD	57,883	37,823	0	(735)
07/2023	CHF	175,384	195,191	0	(758)
07/2023	NZD	5,038	3,059	0	(33)
07/2023	SEK	3,359	311	0	(1)
07/2023	$28,570	AUD	43,037	99	0
07/2023	1,175	CHF	1,061	10	0
08/2023	AUD	43,037	$28,592	0	(100)
08/2023	CNH	652	95	5	0
SOG	07/2023	AUD	35,040	22,925	0	(417)
07/2023	EUR	119,502	128,553	0	(1,848)
SSB	09/2023	$1,965	BRL	9,963	92	0
TOR	07/2023	AUD	18,543	$12,128	0	(224)
07/2023	$34,982	AUD	52,963	299	0
07/2023	327,562	GBP	257,781	0	(181)
07/2023	301,226	JPY	43,351,172	0	(792)
07/2023	4,352	NZD	7,146	34	0
08/2023	AUD	52,963	$35,011	0	(299)
08/2023	GBP	257,781	327,633	186	0
08/2023	JPY	42,338,551	295,270	613	0
08/2023	NZD	7,146	4,352	0	(34)
UAG	07/2023	AUD	4,244	2,779	0	(49)
07/2023	CHF	11,418	12,707	0	(50)
07/2023	NOK	58,341	5,272	0	(163)
07/2023	TRY	5,114	222	27	0
07/2023	$56,364	AUD	84,410	132	(266)
07/2023	5,024	CHF	4,504	8	0
08/2023	AUD	84,410	$56,408	266	(132)
08/2023	CHF	4,491	5,024	0	(8)
08/2023	DKK	53,693	7,829	0	(52)
08/2023	NOK	5,495	511	0	(1)
08/2023	$39	ZAR	755	1	0
09/2023	ILS	9,977	$2,787	87	0

Total Forward Foreign Currency Contracts	$24,125	$(31,450)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	2,000	$(8)	$(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	2,000	(8)	(6)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	1,800	(6)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	1,800	(7)	(7)

Total Written Options	$(29)	$(29)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	NDDUEAFE Index	48,660	5.015% (1-Month USD-LIBOR less a specified spread)	Maturity	12/13/2023	$316,110	$0	$32,514	$32,514	$0
CBK	Receive	NDDUEAFE Index	25,040	5.090% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	184,083	0	(969)	0	(969)
JPM	Receive	NDDUEAFE Index	26,905	5.050% (1-Month USD-LIBOR less a specified spread)	Monthly	07/19/2023	197,794	0	(826)	0	(826)
	Receive	NDDUEAFE Index	6,216	4.930% (1-Month USD-LIBOR less a specified spread)	Monthly	10/25/2023	45,697	0	(186)	0	(186)
	Receive	NDDUEAFE Index	24,088	5.040% (1-Month USD-LIBOR less a specified spread)	Monthly	05/08/2024	177,084	0	(738)	0	(738)
MBC	Receive	NDDUEAFE Index	14,812	5.015% (1-Month USD-LIBOR less a specified spread)	Monthly	09/27/2023	108,891	0	(451)	0	(451)
MYI	Receive	NDDUEAFE Index	41,678	5.050% (1-Month USD-LIBOR less a specified spread)	Maturity	11/15/2023	231,951	0	67,012	67,012	0
	Receive	NDDUEAFE Index	32,734	5.090% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	240,646	0	(1,192)	0	(1,192)
	Receive	NDDUEAFE Index	3,561	5.105% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	26,179	0	(64)	0	(64)
UAG	Receive	NDDUEAFE Index	2,163	5.030% (1-Month USD-LIBOR less a specified spread)	Monthly	07/12/2023	15,901	0	(66)	0	(66)
	Receive	NDDUEAFE Index	62,423	5.030% (1-Month USD-LIBOR less a specified spread)	Maturity	12/13/2023	381,398	0	66,329	66,329	0

Total Swap Agreements								$0	$161,363	$165,855	$(4,492)

(m)

Securities with an aggregate market value of $7,213 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$67,689	$0	$67,689
Industrials	0	53,305	0	53,305
Utilities	0	7,522	0	7,522
Municipal Bonds & Notes
California	0	2,147	0	2,147
Illinois	0	3,506	0	3,506
Pennsylvania	0	105	0	105
U.S. Government Agencies	0	298,513	0	298,513
U.S. Treasury Obligations	0	107,940	0	107,940
Non-Agency Mortgage-Backed Securities	0	164,091	458	164,549
Asset-Backed Securities	0	668,985	3	668,988
Sovereign Issues	0	3,736	12	3,748
Short-Term Instruments
Commercial Paper	1,691	132,836	0	134,527
Repurchase Agreements	0	1,444,367	0	1,444,367
U.S. Treasury Bills	0	11,623	0	11,623

	$1,691	$2,966,365	$473	$2,968,529
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$102,103	$0	$0	$102,103

Total Investments	$103,794	$2,966,365	$473	$3,070,632

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	273	1,146	0	1,419
Over the counter	0	189,980	0	189,980

	$273	$191,126	$0	$191,399
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(30)	(1,228)	0	(1,258)
Over the counter	0	(35,971)	0	(35,971)

	$(30)	$(37,199)	$0	$(37,229)

Total Financial Derivative Instruments	$243	$153,927	$0	$154,170

Totals	$104,037	$3,120,292	$473	$3,224,802

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.8% ¤
CORPORATE BONDS & NOTES 2.5%
BANKING & FINANCE 1.8%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$200	$192
Barclays PLC 4.375% due 03/15/2028 •(e)(f)		200	137
Credit Suisse AG 4.474% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	250	273
Goldman Sachs Group, Inc. 6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~		$1,000	1,016
ING Groep NV
4.250% due 05/16/2031 •(e)(f)		300	200
5.750% due 11/16/2026 •(e)(f)		300	265
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		200	200
UBS Group AG
3.750% due 03/26/2025		209	200
4.751% due 05/12/2028 •		400	380
VICI Properties LP 4.750% due 02/15/2028		400	379

			3,242

INDUSTRIALS 0.7%
American Honda Finance Corp. 5.000% due 05/23/2025		400	398
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030		300	266
Sands China Ltd.
3.350% due 03/08/2029		400	334
3.750% due 08/08/2031		400	326

			1,324

Total Corporate Bonds & Notes (Cost $4,933)			4,566

U.S. GOVERNMENT AGENCIES 11.5%
Fannie Mae
4.000% due 04/25/2042		493	471
5.500% due 07/25/2037 •		1	1
5.530% due 07/25/2037 •		1	1
5.550% due 09/25/2035 •		2	2
5.560% due 09/25/2035 •		5	5
5.870% due 06/25/2037 •		8	8
Fannie Mae, TBA
5.500% due 09/01/2053		800	796
6.000% due 08/01/2053		1,100	1,110
6.500% due 07/01/2053 - 08/01/2053		4,000	4,084
Freddie Mac
4.000% due 07/15/2042		427	401
5.000% due 03/01/2038		101	102
5.500% due 07/01/2028 - 07/01/2038		9	8
5.763% due 06/15/2041 •		38	38
5.893% due 08/15/2037 •		8	7
5.903% due 10/15/2037 •		1	1
5.913% due 05/15/2037 - 09/15/2037 •		9	9
Ginnie Mae
3.500% due 01/15/2042 - 06/15/2045		224	210
5.000% due 08/15/2038 - 05/15/2039		32	32
5.170% due 11/20/2062 •		126	125
6.000% due 08/15/2037		14	15
U.S. Small Business Administration
4.430% due 05/01/2029		4	4
5.290% due 12/01/2027		1	1
6.220% due 12/01/2028		1	1
Uniform Mortgage-Backed Security
3.500% due 09/01/2047 - 08/01/2048		2,320	2,145
4.000% due 07/01/2025 - 09/01/2025		6	6
4.500% due 01/01/2035 - 10/01/2041		110	109
5.500% due 01/01/2033 - 09/01/2041		332	338
6.000% due 07/01/2036 - 05/01/2041		110	114

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2053	100	91
4.500% due 08/01/2053	5,800	5,579
5.000% due 09/01/2053	700	686
5.500% due 08/01/2053	1,600	1,592
6.000% due 07/01/2053	2,600	2,623

Total U.S. Government Agencies (Cost $21,120)		20,715

U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Bonds
3.625% due 05/15/2053 (j)	1,700	1,634
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024	3,450	3,347
U.S. Treasury Notes
3.875% due 05/15/2043	2,100	2,049

Total U.S. Treasury Obligations (Cost $7,092)		7,030

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.9%
American Home Mortgage Assets Trust 5.340% due 10/25/2046 •	2,069	1,140
BCAP LLC Trust 4.048% due 03/27/2037 ~	158	131
Bear Stearns ALT-A Trust
3.616% due 11/25/2035 ^~	977	843
5.470% due 02/25/2034 •	6	5
5.470% due 06/25/2046 ^•	241	208
5.490% due 04/25/2037 •	200	175
ChaseFlex Trust 5.750% due 07/25/2037 •	932	770
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.380% due 07/25/2036 •	85	77
Citigroup Mortgage Loan Trust
4.515% due 06/25/2036 ^~	19	18
6.170% due 09/25/2062 þ	1,029	1,012
Countrywide Alternative Loan Trust
3.674% due 03/25/2047 ^•	1,068	920
4.976% due 02/25/2036 •	5	4
5.470% due 02/25/2047 •	7	7
5.500% due 05/25/2037 ^•	546	177
5.510% due 05/25/2047 •	45	39
5.630% due 08/25/2047 •	866	723
6.000% due 12/25/2034	600	535
Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 11/25/2034 ~	2	2
Credit Suisse Mortgage Capital Trust 2.215% due 11/25/2061 ~	129	123
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.450% due 03/25/2037 ^•	273	258
First Horizon Mortgage Pass-Through Trust 4.283% due 11/25/2037 ^~	110	95
GS Mortgage Securities Corp. Trust 8.547% due 08/15/2039 •	1,400	1,401
GSR Mortgage Loan Trust
4.662% due 09/25/2035 ~	4	4
6.000% due 03/25/2037 ^	1	1
6.250% due 10/25/2036 ^	78	70
IndyMac INDX Mortgage Loan Trust
5.550% due 11/25/2046 •	600	542
5.690% due 10/25/2036 •	150	64
InTown Mortgage Trust 8.433% due 08/15/2039 •	1,300	1,303
JP Morgan Mortgage Trust
4.018% due 08/25/2034 ~	5	5
4.186% due 07/25/2035 ~	136	127
Luminent Mortgage Trust 5.550% due 10/25/2046 •	2,460	2,195
Merrill Lynch Mortgage Investors Trust 4.033% due 09/25/2035 ^~	14	12
Morgan Stanley Mortgage Loan Trust 5.430% due 01/25/2036 •	273	147
New York Mortgage Trust 5.250% due 07/25/2062 þ	654	615
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	2	1
Residential Accredit Loans, Inc. Trust
5.336% due 09/25/2045 •	6	6
5.490% due 01/25/2037 •	232	191
5.520% due 08/25/2036 •	69	62
6.000% due 03/25/2037 ^	730	603
Structured Adjustable Rate Mortgage Loan Trust 5.450% due 02/25/2037 •	111	107
Structured Asset Mortgage Investments Trust 5.410% due 03/25/2037 •	3	1

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Taurus UK DAC 5.569% due 05/17/2031 •	GBP	298	365
Wachovia Mortgage Loan Trust LLC 4.324% due 10/20/2035 ~		$28	26
WaMu Mortgage Pass-Through Certificates Trust
3.053% due 01/25/2037 ^~		46	38
3.693% due 08/25/2046 ^~		325	291
4.896% due 09/25/2046 ^•		668	593
4.976% due 02/25/2046 •		13	12
5.176% due 11/25/2042 •		6	6

Total Non-Agency Mortgage-Backed Securities (Cost $16,320)			16,050

ASSET-BACKED SECURITIES 31.8%
ACE Securities Corp. Home Equity Loan Trust
5.430% due 07/25/2036 •		328	246
9.650% due 08/25/2040 ^•		691	611
American Express Credit Account Master Trust 4.870% due 05/15/2028		400	398
Apex Credit CLO Ltd. 7.110% due 09/20/2029 •		700	684
Arbor Realty Commercial Real Estate Notes Ltd.
7.547% due 05/15/2037 •		600	594
8.047% due 05/15/2037 •		600	589
AREIT Trust
7.333% due 06/17/2039 •		1,500	1,500
7.885% due 06/17/2039 •		1,300	1,291
Argent Securities Trust
5.450% due 07/25/2036 •		506	432
5.470% due 05/25/2036 •		2,870	712
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.342% due 01/25/2034 •		357	326
Asset-Backed Securities Corp. Home Equity Loan Trust 6.110% due 07/25/2035 «•		1	1
BA Credit Card Trust 4.790% due 05/15/2028		400	397
Bear Stearns Asset-Backed Securities Trust 5.470% due 08/25/2036 •		94	90
BPCRE Holder LLC 7.491% due 01/16/2037 •		700	696
Capital One Prime Auto Receivables Trust
4.900% due 03/15/2024		244	244
5.717% due 09/15/2025 •		424	425
Carlyle Euro CLO DAC 4.213% due 08/15/2032 •	EUR	700	747
Carmax Auto Owner Trust 5.967% due 12/15/2025 •		$512	513
Carvana Auto Receivables Trust 5.980% due 08/10/2026		810	808
Citigroup Mortgage Loan Trust 5.470% due 09/25/2036 •		907	662
Citizens Auto Receivables Trust
6.016% due 07/15/2026		400	399
6.130% due 07/15/2026		400	400
Countrywide Asset-Backed Certificates Trust
4.033% due 01/25/2037 •		4,180	3,827
5.350% due 09/25/2047 ^•		339	314
5.630% due 03/25/2036 •		73	65
6.185% due 12/25/2035 •		770	733
6.215% due 07/25/2035 •		235	232
CVC Cordatus Loan Fund DAC 4.156% due 09/15/2031 •	EUR	500	534
Ellington Loan Acquisition Trust 6.200% due 05/25/2037 •		$344	323
Enterprise Fleet Financing LLC 5.330% due 03/20/2024		238	238
Fortress Credit Investments Ltd. 6.917% due 02/23/2039 •		1,800	1,738
Gallatin CLO Ltd. 6.910% due 07/15/2031 •		600	586
GLS Auto Receivables Issuer Trust 5.700% due 01/15/2027		600	598
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	299
6.270% due 08/16/2027		600	599
GM Financial Consumer Automobile Receivables Trust 5.667% due 09/16/2025 •		597	597
GSAMP Trust
5.220% due 12/25/2036 •		4	2
5.380% due 01/25/2037 •		902	730
Halseypoint CLO Ltd. 6.690% due 07/20/2031 •		300	296
HSI Asset Securitization Corp. Trust 5.290% due 01/25/2037 •		469	352
KKR CLO Ltd.
6.660% due 04/15/2031 •		400	390

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

6.862% due 07/18/2030 •		800	782
LCM LP 6.765% due 07/19/2027 •		700	691
Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	500	466
4.877% due 10/15/2032 •		1,000	1,034
Marlette Funding Trust
5.180% due 11/15/2032		$411	409
5.950% due 11/15/2032		300	297
6.070% due 04/15/2033		793	790
MASTR Asset-Backed Securities Trust 5.200% due 01/25/2037 •		5	2
Merrill Lynch Mortgage Investors Trust
5.450% due 08/25/2037 •		1,083	563
5.670% due 02/25/2037 •		1,952	588
MF1 Ltd. 6.817% due 02/19/2037 •		1,300	1,276
Morgan Stanley ABS Capital, Inc. Trust
5.280% due 01/25/2037 •		2,052	941
5.365% due 03/25/2037 •		1,526	629
NovaStar Mortgage Funding Trust 5.650% due 09/25/2036 •		1,090	473
Option One Mortgage Loan Trust
5.370% due 04/25/2037 •		740	527
5.370% due 05/25/2037 •		430	254
5.690% due 01/25/2036 •		814	726
5.930% due 02/25/2035 •		806	760
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		316	312
6.060% due 03/15/2030		1,248	1,242
PRET LLC
1.744% due 07/25/2051 þ		406	376
2.487% due 10/25/2051 þ		634	592
5.240% due 04/25/2052 þ		622	591
5.927% due 06/25/2052 þ		1,169	1,131
Providus CLO DAC 3.927% due 07/15/2031 •	EUR	400	426
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		$207	76
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		307	271
4.320% due 09/25/2030		363	337
5.380% due 11/25/2030		550	538
Santander Drive Auto Receivables Trust
5.810% due 01/15/2026		504	504
5.870% due 03/16/2026		1,200	1,199
Securitized Asset-Backed Receivables LLC Trust 5.630% due 07/25/2036 •		313	129
SG Mortgage Securities Trust 5.510% due 02/25/2036 •		1,627	933
Shelter Growth CRE Issuer Ltd.
7.372% due 06/17/2037 •		1,100	1,089
8.269% due 06/17/2037 •		700	690
Soundview Home Loan Trust
5.230% due 06/25/2037 •		2	1
5.260% due 02/25/2037 •		1,468	418
5.300% due 03/25/2037 •		113	105
5.360% due 06/25/2037 •		500	337
Starwood Mortgage Trust 6.867% due 11/15/2038 •		2,000	1,943
Structured Asset Securities Corp. Mortgage Loan Trust 5.570% due 02/25/2037 •		326	315
TCI-Symphony CLO Ltd. 6.792% due 10/13/2032 •		1,000	977
Theorem Funding Trust 1.850% due 02/15/2028		251	248
TIAA CLO Ltd. 6.950% due 01/20/2032 •		1,600	1,560
Tralee CLO Ltd. 6.755% due 10/25/2032 •		400	392
Upstart Securitization Trust 4.370% due 05/20/2032		240	237
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		184	176
Venture CLO Ltd.
6.699% due 07/30/2032 •		700	682
7.049% due 07/30/2032 •		800	769
Veros Auto Receivables Trust 7.120% due 11/15/2028		752	751

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

WaMu Asset-Backed Certificates WaMu Trust 5.510% due 04/25/2037 •	4,200	1,602

Total Asset-Backed Securities (Cost $61,073)		57,375

SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
1.000% due 07/09/2029	54	18
3.500% due 07/09/2041 þ	929	299
Brazil Government International Bond 4.750% due 01/14/2050	582	430

Total Sovereign Issues (Cost $1,073)		747

SHORT-TERM INSTRUMENTS 47.8%
COMMERCIAL PAPER 6.7%
Amcor Flexibles North America, Inc. 5.430% due 07/20/2023	250	249
Arrow Electronics, Inc. 5.730% due 07/18/2023	250	249
Conagra Brands, Inc. 5.750% due 07/05/2023	750	749
Consolidated Edison Co. of New York, Inc.
5.420% due 07/17/2023	250	249
5.430% due 07/25/2023	300	299
CVS Corp. 5.280% due 07/06/2023	250	250
Daimler Truck Finance North America LLC 5.350% due 07/21/2023	350	349
Dominion Resources, Inc. 5.520% due 08/18/2023	250	248
Duke Energy Corp. 5.400% due 08/08/2023	250	248
Electricite de France SA
5.510% due 08/04/2023	400	398
5.570% due 07/14/2023	450	449
Entergy Corp. 5.450% due 07/20/2023	400	399
Global Payments, Inc.
5.930% due 07/26/2023	350	348
5.930% due 07/28/2023	500	498
Humana, Inc.
5.450% due 07/18/2023	250	249
5.450% due 07/27/2023	250	249
5.510% due 08/02/2023	250	249
International Flavors & Fragrances, Inc.
6.000% due 07/03/2023	650	650
6.050% due 07/27/2023 (a)	250	249
Keurig Dr Pepper, Inc.
5.250% due 07/05/2023	250	250
5.350% due 07/20/2023	650	648
LSEGA Financing PLC 5.430% due 07/25/2023	250	249
Mondelez International, Inc. 5.430% due 07/14/2023	400	399
Parker-Hannifin Corp. 5.400% due 07/20/2023	300	299
Quanta Services, Inc.
5.900% due 07/12/2023	250	250
5.900% due 07/18/2023	500	499
Republic Services, Inc. 5.250% due 07/05/2023	250	250
S&P Global, Inc. 5.400% due 07/06/2023	650	649
Thomson Reuters Corp. 5.500% due 07/19/2023	350	349
VW Credit, Inc.
5.400% due 07/21/2023	400	399
5.400% due 07/25/2023	250	249
Walgreens Boots Alliance, Inc.
6.000% due 07/05/2023	450	450
6.000% due 07/06/2023	400	400

		11,968

REPURCHASE AGREEMENTS (g) 40.8%		73,573

U.S. TREASURY BILLS 0.3%
5.316% due 08/24/2023 (b)(c)	558	554

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $86,100)		86,095

Total Investments in Securities (Cost $197,711)		192,578

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	6,937	67

Total Short-Term Instruments (Cost $68)		67

Total Investments in Affiliates (Cost $68)		67

Total Investments 106.8% (Cost $197,779)		$192,645
Financial Derivative Instruments (h)(i) 10.8% (Cost or Premiums, net $215)		19,544
Other Assets and Liabilities, net (17.6)%		(31,867)

Net Assets 100.0%		$180,322

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.100%	06/30/2023	07/03/2023	$63,300	U.S. Treasury Inflation Protected Securities 1.000% due 02/15/2049	$(65,568)	$63,300	$63,327
FICC	2.400	06/30/2023	07/03/2023	873	U.S. Treasury Notes 4.625% due 06/30/2025	(891)	873	873
SAL	5.100	06/30/2023	07/03/2023	9,400	U.S. Treasury Notes 0.250% due 10/31/2025	(9,590)	9,400	9,404

Total Repurchase Agreements	$(76,049)	$73,573	$73,604

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	1	$1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	1	1	0	0

Total Written Options	$0	$0

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MSCI EAFE Index September Futures	09/2023	42	$4,527	$79	$53	$0
U.S. Treasury 2-Year Note September Futures	09/2023	50	10,167	(92)	0	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	2	272	3	3	0

$(10)	$56	$(2)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2023	117	$(12,530)	$248	$0	$0
U.S. Treasury 10-Year Note September Futures	09/2023	79	(8,869)	156	0	(11)

$404	$0	$(11)

Total Futures Contracts	$394	$56	$(13)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2026	0.648%	$400	$5	$0	$5	$0	$0
General Motors Co.	5.000	Quarterly	12/20/2026	1.301	470	93	(38)	55	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	625	75	14	89	2	0

$173	$(24)	$149	$2	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2024	$33,500	$(1,318)	$133	$(1,185)	$1	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2024	10,100	(190)	650	460	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	8,900	(4)	(176)	(180)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	5,800	(406)	(94)	(500)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	16,000	(697)	(1,743)	(2,440)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	2,000	30	30	60	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,600	(18)	13	(5)	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	1,500	(7)	(226)	(233)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	1,400	39	21	60	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	1,100	(7)	9	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	14,700	1,527	534	2,061	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5,200	(38)	(203)	(241)	12	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	4,600	886	924	1,810	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	300	70	10	80	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	1,900	102	50	152	0	(18)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	09/16/2023	16,000	0	(214)	(214)	0	(7)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/16/2023	4,600	0	52	52	2	0
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	09/17/2023	1,500	0	(16)	(16)	0	(1)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	09/18/2023	10,100	0	104	104	3	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	2,900	(29)	34	5	0	(18)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	1,300	35	(31)	4	9	0
Receive	CPURNSA	2.453	Maturity	07/20/2052	$1,000	0	16	16	0	0

$(25)	$(123)	$(148)	$38	$(116)

Total Swap Agreements	$148	$(147)	$1	$40	$(116)

Cash of $2,908 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	08/2023	AUD	77	$52	$1	$0
BPS	07/2023	$93	CHF	85	1	0
07/2023	209	JPY	29,062	0	(8)
08/2023	311	EUR	289	5	0
BRC	08/2023	621	568	1	0
CBK	07/2023	548	GBP	437	7	0
08/2023	SEK	283	$28	1	0
JPM	07/2023	$6	JPY	898	0	0
08/2023	EUR	801	$867	0	(9)
08/2023	JPY	895	6	0	0
MBC	07/2023	GBP	615	761	0	(20)
08/2023	EUR	3,377	3,726	34	0
SCX	07/2023	CHF	98	109	0	(1)
07/2023	JPY	31,700	229	10	0
TOR	07/2023	$226	GBP	178	0	0
08/2023	GBP	178	$226	0	0

Total Forward Foreign Currency Contracts	$60	$(38)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	200	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	200	(1)	(1)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	100	0	0

Total Written Options	$(2)	$(2)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.764%	EUR	300	$69	$(36)	$33	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	NDDUEAFE Index	18,867	4.992% (1-Month USD-LIBOR less a specified spread)	Maturity	08/09/2023	$114,697	$0	$19,639	$19,639	$0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

MBC	Receive	NDDUEAFE Index	1,933	5.030% (1-Month USD-LIBOR less a specified spread)	Monthly	09/13/2023	14,211	0	(59)	0	(59)
MEI	Receive	NDDUEAFE Index	171	4.860% (1-Month USD-LIBOR less a specified spread)	Monthly	11/15/2023	1,257	0	(5)	0	(5)
MYI	Receive	NDDUEAFE Index	444	5.105% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	3,264	0	(8)	0	(8)
UAG	Receive	NDDUEAFE Index	2,266	5.030% (1-Month USD-LIBOR less a specified spread)	Monthly	07/12/2023	16,659	0	(36)	0	(36)
	Receive	NDDUEAFE Index	234	5.040% (1-Month USD-LIBOR less a specified spread)	Monthly	05/08/2024	1,720	0	(7)	0	(7)

								$0	$19,524	$19,639	$(115)

Total Swap Agreements								$69	$19,488	$19,672	$(115)

(j)

Securities with an aggregate market value of $287 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$3,242	$0		$3,242
Industrials						0	1,324	0		1,324
U.S. Government Agencies						0	20,715	0		20,715
U.S. Treasury Obligations						0	7,030	0		7,030
Non-Agency Mortgage-Backed Securities						0	16,050	0		16,050
Asset-Backed Securities						0	57,374	1		57,375
Sovereign Issues						0	747	0		747
Short-Term Instruments
Commercial Paper						0	11,968	0		11,968
Repurchase Agreements						0	73,573	0		73,573
U.S. Treasury Bills						0	554	0		554

						$0	$192,577	$1		$192,578
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$67	$0	$0		$67

Total Investments						$67	$192,577	$1		$192,645

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						53	43	0		96
Over the counter						0	19,732	0		19,732

						$53	$19,775	$0		$19,828
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						0	(129)	0		(129)
Over the counter						0	(155)	0		(155)

						$0	$(284)	$0		$(284)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2023 (Unaudited)

Total Financial Derivative Instruments	$53	$19,491	$0	$19,544

Totals	$120	$212,068	$1	$212,189

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Altice France SA 10.486% due 08/15/2028		$383	$342
Avolon TLB Borrower 1 (U.S.) LLC 7.396% (LIBOR01M + 2.250%) due 12/01/2027 ~		780	780
Qatar National Bank QPSC 5.966% due 10/10/2023 «		3,000	3,000
SkyMiles IP Ltd. 8.798% due 10/20/2027		1,170	1,217

Total Loan Participations and Assignments (Cost $5,365)			5,339

CORPORATE BONDS & NOTES 50.6%
BANKING & FINANCE 18.1%
Agree LP
2.000% due 06/15/2028		900	750
4.800% due 10/01/2032		1,800	1,674
AIA Group Ltd. 3.200% due 09/16/2040		900	691
AIB Group PLC 4.263% due 04/10/2025 •		500	489
American Assets Trust LP 3.375% due 02/01/2031		1,100	862
American Tower Corp.
2.300% due 09/15/2031		2,800	2,231
2.750% due 01/15/2027		200	182
3.100% due 06/15/2050		500	327
3.125% due 01/15/2027		1,800	1,660
Antares Holdings LP 3.750% due 07/15/2027		1,200	1,005
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		500	423
3.600% due 09/15/2051		950	653
Athene Global Funding 2.500% due 01/14/2025		300	280
Aviation Capital Group LLC
4.875% due 10/01/2025		300	286
5.500% due 12/15/2024		600	588
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		646	545
5.500% due 01/15/2026		1,300	1,260
Banco Bradesco SA 3.200% due 01/27/2025		200	190
Banco BTG Pactual SA 4.500% due 01/10/2025		600	580
Banco Santander Chile 2.700% due 01/10/2025		700	670
Bank of America Corp.
0.810% due 10/24/2024 •		1,700	1,672
2.299% due 07/21/2032 •		300	240
2.831% due 10/24/2051 •		700	460
4.100% due 07/24/2023		300	300
Barclays PLC
5.501% due 08/09/2028 •		600	586
6.125% due 12/15/2025 •(g)(h)		1,700	1,492
7.125% due 06/15/2025 •(g)(h)	GBP	200	231
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		$700	402
3.200% due 01/30/2052		3,000	1,918
BNP Paribas SA
3.132% due 01/20/2033 •		1,300	1,068
4.500% due 02/25/2030 •(g)(h)		300	213
BPCE SA
4.500% due 03/15/2025		900	864
4.625% due 07/11/2024		1,200	1,173
Brixmor Operating Partnership LP 4.125% due 05/15/2029		200	179
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		1,100	970
CI Financial Corp. 4.100% due 06/15/2051		900	548

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Citigroup, Inc. 3.057% due 01/25/2033 •(i)		1,100	919
CNA Financial Corp. 3.900% due 05/01/2029		400	368
Commonwealth Bank of Australia 3.743% due 09/12/2039 (h)		1,300	979
Corporate Office Properties LP 2.900% due 12/01/2033		2,100	1,458
Country Garden Holdings Co. Ltd. 2.700% due 07/12/2026		300	92
Credit Suisse AG 7.500% due 02/15/2028		700	744
Credit Suisse AG AT1 Claim ^		200	8
Crown Castle, Inc.
3.250% due 01/15/2051		600	410
4.000% due 03/01/2027		200	190
4.000% due 11/15/2049		800	616
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		4,200	3,997
Danske Bank AS 3.244% due 12/20/2025 •		300	285
Deutsche Bank AG
2.129% due 11/24/2026 •(i)		1,100	979
2.625% due 12/16/2024	GBP	800	946
3.547% due 09/18/2031 •		$725	603
3.729% due 01/14/2032 •(i)		2,400	1,816
3.742% due 01/07/2033 •		3,600	2,643
Discover Bank 4.650% due 09/13/2028		1,000	929
Equinix, Inc.
1.450% due 05/15/2026		1,000	894
3.000% due 07/15/2050		200	130
3.200% due 11/18/2029		400	352
Erste Group Bank AG 6.500% due 04/15/2024 •(g)(h)	EUR	1,400	1,481
Essex Portfolio LP 2.650% due 09/01/2050		$2,200	1,272
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		600	563
4.850% due 04/17/2028		500	481
Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	600	729
3.375% due 11/13/2025		$800	745
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		424	418
GA Global Funding Trust 2.900% due 01/06/2032		1,100	838
Global Atlantic Fin Co. 3.125% due 06/15/2031		2,750	2,073
GLP Capital LP 3.250% due 01/15/2032		3,500	2,830
Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •		8,200	6,687
3.272% due 09/29/2025 •		1,400	1,353
3.691% due 06/05/2028 •		1,600	1,504
HAT Holdings LLC 3.375% due 06/15/2026		1,000	897
Healthcare Realty Holdings LP 3.500% due 08/01/2026		1,300	1,197
Host Hotels & Resorts LP 4.000% due 06/15/2025		1,000	962
HSBC Holdings PLC
2.357% due 08/18/2031 •		1,300	1,038
2.633% due 11/07/2025 •		300	285
2.848% due 06/04/2031 •		1,600	1,329
3.803% due 03/11/2025 •		100	98
4.041% due 03/13/2028 •		300	281
4.600% due 12/17/2030 •(g)(h)		1,700	1,298
5.402% due 08/11/2033 •		300	293
6.500% due 03/23/2028 •(g)(h)		700	632
Huarong Finance Co. Ltd.
3.625% due 09/30/2030		1,100	836
3.875% due 11/13/2029		300	232
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		300	262
3.570% due 01/21/2032		2,700	2,356
ING Groep NV 3.550% due 04/09/2024		1,200	1,178
Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	2,267
3.000% due 06/15/2050		800	556
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034		3,300	2,503
JPMorgan Chase & Co.
4.565% due 06/14/2030 •		700	673
4.851% due 07/25/2028 •		200	197

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

KKR Group Finance Co. LLC 3.625% due 02/25/2050		400	276
Lloyds Banking Group PLC
1.875% due 01/15/2026 •	GBP	700	824
4.947% due 06/27/2025 •(g)(h)	EUR	300	299
LXP Industrial Trust 2.700% due 09/15/2030		$500	400
Mid-America Apartments LP 3.750% due 06/15/2024		700	686
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		600	487
5.406% due 04/19/2034		300	298
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,122
2.226% due 05/25/2026 •		400	371
Morgan Stanley
0.000% due 04/02/2032 þ(i)		8,600	5,375
3.591% due 07/22/2028 ~		1,700	1,570
Nasdaq, Inc. 2.500% due 12/21/2040		1,300	873
National Health Investors, Inc. 3.000% due 02/01/2031		800	615
Nationwide Building Society 4.000% due 09/14/2026		1,130	1,039
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		600	439
NatWest Group PLC
4.600% due 06/28/2031 •(g)(h)		200	139
5.076% due 01/27/2030 •		1,200	1,146
NNN REIT, Inc. 3.500% due 10/15/2027		900	827
Nomura Holdings, Inc.
2.679% due 07/16/2030		900	737
2.999% due 01/22/2032		2,300	1,866
3.103% due 01/16/2030		500	427
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	6,975	737
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		$1,600	1,271
OneMain Finance Corp. 3.500% due 01/15/2027		2,300	1,976
Pacific LifeCorp 3.350% due 09/15/2050		2,300	1,599
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024		56	55
Park Intermediate Holdings LLC 4.875% due 05/15/2029		900	776
Physicians Realty LP 3.950% due 01/15/2028		400	366
Pine Street Trust 4.572% due 02/15/2029		1,000	918
Prologis LP
2.250% due 01/15/2032		800	647
3.375% due 12/15/2027		300	279
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,400	1,107
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,000	778
Santander Holdings USA, Inc. 2.490% due 01/06/2028 •		2,450	2,118
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,247
2.469% due 01/11/2028 •		1,400	1,224
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,100	993
Societe Generale SA 5.375% due 11/18/2030 •(g)(h)		$700	521
Spirit Realty LP 4.450% due 09/15/2026		1,500	1,414
Standard Chartered PLC
2.819% due 01/30/2026 •		500	472
3.265% due 02/18/2036 •		1,800	1,418
3.603% due 01/12/2033 •		2,200	1,763
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027		1,100	964
STORE Capital Corp. 2.700% due 12/01/2031		2,800	1,950
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		700	570
SURA Asset Management SA 4.375% due 04/11/2027		1,300	1,220
Synchrony Financial 2.875% due 10/28/2031		4,900	3,567
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	997

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

UBS Group AG
3.091% due 05/14/2032 •		1,400	1,133
4.125% due 09/24/2025		1,500	1,434
4.194% due 04/01/2031 •		250	223
4.375% due 02/10/2031 •(g)(h)		600	424
VICI Properties LP 3.875% due 02/15/2029		1,300	1,142
Wells Fargo & Co.
2.406% due 10/30/2025 •		1,100	1,048
2.572% due 02/11/2031 •		1,600	1,356
Weyerhaeuser Co. 4.000% due 11/15/2029		700	646

			145,533

INDUSTRIALS 26.4%
7-Eleven, Inc. 2.800% due 02/10/2051		1,000	635
Air Canada Pass-Through Trust 5.250% due 10/01/2030		960	932
Aker BP ASA 3.100% due 07/15/2031		1,000	828
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,126	1,083
Alcon Finance Corp. 3.800% due 09/23/2049		500	389
Allegion PLC 3.500% due 10/01/2029		600	530
Altice Financing SA
2.250% due 01/15/2025	EUR	400	408
4.250% due 08/15/2029		1,600	1,346
Altice France SA 4.250% due 10/15/2029		1,100	867
Altria Group, Inc. 4.800% due 02/14/2029		$258	251
American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,017	2,528
3.350% due 04/15/2031		1,532	1,364
3.375% due 11/01/2028		1,201	1,078
3.600% due 04/15/2031		182	154
3.650% due 12/15/2029		349	300
Amgen, Inc.
3.000% due 02/22/2029		100	90
3.350% due 02/22/2032		1,600	1,411
3.375% due 02/21/2050		700	513
4.950% due 10/01/2041		1,214	1,130
5.150% due 03/02/2028		1,800	1,800
Anheuser-Busch InBev Worldwide, Inc. 4.950% due 01/15/2042		1,500	1,466
Aptiv PLC
3.100% due 12/01/2051		3,600	2,267
4.350% due 03/15/2029		600	577
Arrow Electronics, Inc. 2.950% due 02/15/2032		800	661
AutoNation, Inc. 4.750% due 06/01/2030		400	374
Bacardi Ltd. 4.700% due 05/15/2028		1,200	1,161
BAE Systems PLC 3.000% due 09/15/2050		1,000	687
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		900	667
BAT Capital Corp.
4.390% due 08/15/2037		1,200	961
4.540% due 08/15/2047		400	295
4.758% due 09/06/2049		300	227
Bayer U.S. Finance LLC 6.562% (US0003M + 1.010%) due 12/15/2023 ~		900	899
Becton Dickinson & Co.
3.734% due 12/15/2024		177	172
3.794% due 05/20/2050		500	396
Berry Global, Inc. 1.570% due 01/15/2026		2,600	2,346
Boardwalk Pipelines LP 3.400% due 02/15/2031		2,000	1,723
Boeing Co.
2.750% due 02/01/2026		2,800	2,609
3.250% due 02/01/2035		700	568
3.600% due 05/01/2034		700	596
3.650% due 03/01/2047		400	287
3.750% due 02/01/2050		700	526
5.705% due 05/01/2040		400	399
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050		700	489
British Airways Pass-Through Trust
3.300% due 06/15/2034		2,333	2,028

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

3.800% due 03/20/2033	680	620
4.125% due 03/20/2033	1,096	975
Broadcom, Inc.
2.450% due 02/15/2031	1,500	1,221
3.137% due 11/15/2035	2,004	1,538
3.187% due 11/15/2036	925	700
3.419% due 04/15/2033	500	418
3.469% due 04/15/2034	2,700	2,216
4.150% due 11/15/2030	202	186
4.300% due 11/15/2032	1,300	1,193
Cameron LNG LLC 3.302% due 01/15/2035	300	250
Carrier Global Corp. 3.377% due 04/05/2040	1,900	1,460
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	500	340
CDW LLC 3.569% due 12/01/2031	1,100	930
Centene Corp.
2.450% due 07/15/2028	1,400	1,198
4.625% due 12/15/2029	500	461
Charter Communications Operating LLC
4.400% due 12/01/2061	4,200	2,839
4.800% due 03/01/2050	1,600	1,209
5.375% due 05/01/2047	2,500	2,069
Children's Health System of Texas 2.511% due 08/15/2050	1,500	932
Cloud Software Group, Inc. 6.500% due 03/31/2029	600	535
Comcast Corp. 2.887% due 11/01/2051	215	144
CommonSpirit Health 3.910% due 10/01/2050	1,300	1,006
Conagra Brands, Inc. 5.300% due 11/01/2038	1,100	1,058
Continental Resources, Inc. 2.268% due 11/15/2026	2,200	1,960
CoStar Group, Inc. 2.800% due 07/15/2030	600	496
CSN Resources SA 4.625% due 06/10/2031	1,600	1,223
CVS Health Corp.
5.050% due 03/25/2048	800	738
6.000% due 06/01/2063	1,600	1,648
CVS Pass-Through Trust 4.704% due 01/10/2036	2,424	2,239
DAE Funding LLC 3.375% due 03/20/2028	1,900	1,714
Daimler Truck Finance North America LLC 2.000% due 12/14/2026	1,000	893
Dell International LLC
3.450% due 12/15/2051	5,900	3,962
4.000% due 07/15/2024	1,100	1,082
6.020% due 06/15/2026	600	610
Delta Air Lines, Inc.
4.500% due 10/20/2025	833	816
7.375% due 01/15/2026	1,700	1,774
Discovery Communications LLC 4.000% due 09/15/2055	3,203	2,132
eBay, Inc. 2.700% due 03/11/2030	600	516
Elevance Health, Inc.
4.650% due 01/15/2043	1,600	1,463
5.125% due 02/15/2053	2,100	2,038
Energy Transfer LP
3.900% due 05/15/2024	100	98
3.900% due 07/15/2026	1,200	1,141
4.050% due 03/15/2025	1,100	1,070
4.150% due 09/15/2029	700	645
6.625% due 10/15/2036	500	513
7.500% due 07/01/2038	400	439
Entergy Louisiana LLC 4.200% due 04/01/2050	400	336
EQM Midstream Partners LP 4.125% due 12/01/2026	400	372
Expedia Group, Inc. 2.950% due 03/15/2031	176	148
Ferguson Finance PLC 3.250% due 06/02/2030	400	348
Fiserv, Inc. 3.200% due 07/01/2026	400	375
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	2,400	1,911
Ford Foundation
2.415% due 06/01/2050	700	465
2.815% due 06/01/2070	1,400	867

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Fortune Brands Innovations, Inc. 3.250% due 09/15/2029		300	262
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		700	532
Global Payments, Inc.
2.900% due 05/15/2030		400	339
2.900% due 11/15/2031		3,100	2,524
Guara Norte SARL 5.198% due 06/15/2034		884	775
Helmerich & Payne, Inc. 2.900% due 09/29/2031		1,400	1,129
Hershey Co. 2.650% due 06/01/2050		500	338
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032		700	584
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031		2,100	1,764
Huntsman International LLC 4.500% due 05/01/2029		500	458
Hyatt Hotels Corp. 1.800% due 10/01/2024		1,300	1,238
Hyundai Capital America 2.100% due 09/15/2028		1,700	1,426
Imperial Brands Finance PLC 6.125% due 07/27/2027		800	802
INEOS Quattro Finance 2 PLC 2.500% due 01/15/2026	EUR	700	686
Jaguar Land Rover Automotive PLC 4.500% due 07/15/2028		700	669
JetBlue Pass-Through Trust 4.000% due 05/15/2034		$1,422	1,299
Johnson & Johnson 2.250% due 09/01/2050		1,800	1,194
Leidos, Inc. 4.375% due 05/15/2030		400	368
Lennar Corp. 4.750% due 11/29/2027		1,300	1,262
Marvell Technology, Inc. 1.650% due 04/15/2026		1,700	1,532
Masco Corp. 7.750% due 08/01/2029		1,118	1,223
Masonite International Corp. 3.500% due 02/15/2030		2,000	1,685
Medline Borrower LP 3.875% due 04/01/2029		700	609
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000	831
5.750% due 07/21/2028		600	531
Micron Technology, Inc. 3.477% due 11/01/2051		6,000	4,008
Motorola Solutions, Inc. 2.300% due 11/15/2030		2,500	2,021
MPLX LP 2.650% due 08/15/2030		2,000	1,674
National Fuel Gas Co. 2.950% due 03/01/2031		1,000	801
Netflix, Inc.
4.375% due 11/15/2026		1,500	1,466
4.875% due 04/15/2028		900	891
5.375% due 11/15/2029		400	402
5.875% due 11/15/2028		700	725
Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		400	329
5.750% due 11/15/2041		950	946
Newmont Corp. 2.800% due 10/01/2029		1,100	947
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		5,500	4,829
NXP BV
3.250% due 05/11/2041		1,200	874
3.250% due 11/30/2051		1,300	868
3.875% due 06/18/2026		900	865
Oracle Corp.
3.650% due 03/25/2041 (i)		6,300	4,858
4.125% due 05/15/2045		1,900	1,490
Owens Corning 3.400% due 08/15/2026		1,300	1,228
Penske Truck Leasing Co. LP 3.350% due 11/01/2029		500	427
Petroleos Mexicanos
6.700% due 02/16/2032		1,300	990
6.950% due 01/28/2060		3,228	2,016
Pfizer Investment Enterprises Pte. Ltd. 5.300% due 05/19/2053		1,600	1,665
Prosus NV
4.027% due 08/03/2050		1,100	692

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

4.987% due 01/19/2052		3,400	2,455
PTC, Inc. 4.000% due 02/15/2028		400	369
QatarEnergy Trading LLC 3.125% due 07/12/2041		1,500	1,151
QVC, Inc. 5.950% due 03/15/2043		500	244
Rackspace Technology Global, Inc. 5.375% due 12/01/2028		1,000	311
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		1,200	957
2.800% due 09/15/2050		1,200	774
Revvity, Inc. 3.300% due 09/15/2029		300	268
Rockefeller Foundation 2.492% due 10/01/2050		400	260
Rogers Communications, Inc. 3.800% due 03/15/2032		1,300	1,137
Rolls-Royce PLC
3.625% due 10/14/2025		200	190
4.625% due 02/16/2026	EUR	800	860
Royalty Pharma PLC 3.550% due 09/02/2050		$1,100	744
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,500	1,477
Sands China Ltd.
2.800% due 03/08/2027		2,200	1,911
5.625% due 08/08/2025		700	683
Santos Finance Ltd. 3.649% due 04/29/2031		900	748
Sasol Financing USA LLC 4.375% due 09/18/2026		500	443
Saudi Arabian Oil Co. 2.875% due 04/16/2024		400	391
Southern Co. 3.250% due 07/01/2026		800	753
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		117	106
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	400	389
Stryker Corp. 2.900% due 06/15/2050		$400	278
Studio City Finance Ltd. 5.000% due 01/15/2029		500	371
Sutter Health 3.361% due 08/15/2050		1,200	863
Syngenta Finance NV 4.892% due 04/24/2025		958	938
T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,463
3.600% due 11/15/2060		2,900	2,038
3.875% due 04/15/2030		400	369
TD SYNNEX Corp.
1.750% due 08/09/2026		800	698
2.375% due 08/09/2028		1,600	1,312
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		2,700	2,308
Texas Eastern Transmission LP 4.150% due 01/15/2048		2,800	2,223
Thermo Fisher Scientific, Inc. 1.500% due 10/01/2039	EUR	500	384
Time Warner Cable LLC 5.875% due 11/15/2040		$400	353
TMS Issuer SARL 5.780% due 08/23/2032		1,100	1,135
TransCanada PipeLines Ltd.
4.875% due 05/15/2048		600	538
7.250% due 08/15/2038		150	167
Travel & Leisure Co. 6.600% due 10/01/2025		400	402
Union Pacific Railroad Co. Pass-Through Trust 5.404% due 07/02/2025		3	3
United Airlines Pass-Through Trust
3.500% due 09/01/2031		1,098	992
4.000% due 10/11/2027		562	529
5.875% due 04/15/2029		4,815	4,780
Utah Acquisition Sub, Inc.
3.950% due 06/15/2026		2,400	2,280
5.250% due 06/15/2046		100	79
Vale Overseas Ltd. 3.750% due 07/08/2030		600	529
Valero Energy Corp. 3.650% due 12/01/2051		700	491
Vessel Management Services, Inc. 3.432% due 08/15/2036		1,338	1,249

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

VMware, Inc.
2.200% due 08/15/2031		4,200	3,302
3.900% due 08/21/2027		700	664
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025		600	575
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	1,600	1,517
Western Digital Corp. 2.850% due 02/01/2029		$3,500	2,800
Williams Cos., Inc. 8.750% due 03/15/2032		137	163
Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,506
4.500% due 03/04/2029		700	661
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	379
Wynn Macau Ltd. 5.500% due 01/15/2026		500	465
Xiaomi Best Time International Ltd. 2.875% due 07/14/2031		1,200	908

			212,953

UTILITIES 6.1%
AEP Texas, Inc.
4.150% due 05/01/2049		400	321
5.400% due 06/01/2033		600	597
American Water Capital Corp. 4.150% due 06/01/2049		300	252
Arizona Public Service Co. 2.650% due 09/15/2050		1,300	796
AT&T, Inc.
3.800% due 12/01/2057		2,381	1,726
3.850% due 06/01/2060		3,200	2,320
Blue Racer Midstream LLC 7.625% due 12/15/2025		200	202
Constellation Energy Generation LLC 3.250% due 06/01/2025		400	381
Deutsche Telekom AG 3.625% due 01/21/2050		900	683
DTE Electric Co. 2.625% due 03/01/2031		300	257
Duke Energy Carolinas LLC 6.450% due 10/15/2032		700	757
Duke Energy Progress LLC 2.900% due 08/15/2051		1,700	1,137
Electricite de France SA 6.900% due 05/23/2053		1,600	1,660
Enel Finance International NV 2.650% due 09/10/2024		600	578
Entergy Arkansas LLC 2.650% due 06/15/2051		800	500
Entergy Corp. 3.750% due 06/15/2050		400	296
Eversource Energy 2.900% due 03/01/2027		600	553
FirstEnergy Corp.
3.400% due 03/01/2050		1,600	1,105
5.100% due 07/15/2047		545	490
FirstEnergy Transmission LLC 4.350% due 01/15/2025		400	390
Georgia Power Co. 3.250% due 03/15/2051		2,800	1,978
Indiana Michigan Power Co. 3.250% due 05/01/2051		700	489
Kentucky Utilities Co. 3.300% due 06/01/2050		500	356
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024		2,300	2,252
NRG Energy, Inc. 2.450% due 12/02/2027		1,100	928
Oi SA 10.000% due 07/27/2025 ^(c)		200	14
Oncor Electric Delivery Co. LLC 4.950% due 09/15/2052		1,100	1,063
ONEOK, Inc. 4.550% due 07/15/2028		2,500	2,372
Pacific Gas & Electric Co.
2.100% due 08/01/2027		700	598
3.300% due 12/01/2027		500	439
3.500% due 08/01/2050		1,700	1,084
3.950% due 12/01/2047		1,800	1,229
4.200% due 06/01/2041		700	522
4.250% due 03/15/2046		500	356
4.400% due 03/01/2032		2,500	2,169
4.550% due 07/01/2030		1,300	1,177

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

4.950% due 07/01/2050	1,600	1,259
PacifiCorp
5.750% due 04/01/2037	400	386
6.250% due 10/15/2037	800	800
PECO Energy Co. 4.375% due 08/15/2052	1,000	886
Puget Energy, Inc. 4.100% due 06/15/2030	500	456
Rio Oil Finance Trust 9.250% due 07/06/2024	121	122
San Diego Gas & Electric Co. 4.300% due 04/01/2042	1,000	839
Sempra Energy 5.500% due 08/01/2033	1,600	1,591
SES SA 5.300% due 04/04/2043	1,800	1,301
Shell International Finance BV 3.625% due 08/21/2042	1,100	913
Southern California Edison Co.
3.650% due 02/01/2050	200	149
3.650% due 06/01/2051	1,400	1,041
5.625% due 02/01/2036	200	198
6.650% due 04/01/2029	200	207
Southwestern Electric Power Co. 3.250% due 11/01/2051	1,000	673
Telefonica Europe BV 8.250% due 09/15/2030	1,250	1,445
Verizon Communications, Inc. 4.125% due 08/15/2046	1,800	1,481
Virginia Electric & Power Co. 8.875% due 11/15/2038	300	399
Vodafone Group PLC 4.875% due 06/19/2049	1,000	886
Wisconsin Electric Power Co. 4.300% due 12/15/2045	2,400	1,945

		49,004

Total Corporate Bonds & Notes (Cost $494,704)		407,490

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 0.6%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	200	244
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.714% due 06/01/2041	1,500	1,142
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	1,600	1,801
University of California Revenue Bond, Series 2012 4.858% due 05/15/2112	2,000	1,783

		4,970

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 2.154% due 07/01/2030	700	584

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	2,336	2,673

MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.197% due 07/01/2050	2,200	1,512

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.089% due 11/15/2040	400	439

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 7.834% due 02/15/2041	1,700	2,147

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.919% due 11/01/2050	2,400	1,736

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Total Municipal Bonds & Notes (Cost $15,930)		14,061

U.S. GOVERNMENT AGENCIES 10.3%
Fannie Mae
0.000% due 11/15/2030 (d)	10,700	7,822
5.625% due 04/17/2028	100	105
6.210% due 08/06/2038	9,643	11,618
Freddie Mac
0.000% due 03/15/2031 (d)	1,100	794
2.750% due 11/25/2029	1,024	935
5.000% due 04/15/2038	32	32
6.250% due 07/15/2032	300	349
6.750% due 03/15/2031	1,900	2,233
Ginnie Mae
3.500% due 11/20/2044	1,773	1,512
4.000% due 06/20/2048	120	115
5.500% due 10/20/2037	709	724
Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,712
0.000% due 04/15/2030	4,100	3,043
U.S. Small Business Administration 5.290% due 12/01/2027	27	26
Uniform Mortgage-Backed Security
3.500% due 08/01/2046	2,588	2,408
4.000% due 10/01/2047 - 06/01/2049	172	164
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2053	3,800	3,350
3.500% due 08/01/2053	11,800	10,765
4.000% due 07/01/2053 - 08/01/2053	37,300	35,028

Total U.S. Government Agencies (Cost $84,327)		82,735

U.S. TREASURY OBLIGATIONS 68.8%
U.S. Treasury Bonds
1.375% due 11/15/2040 (l)	23,300	15,607
1.750% due 08/15/2041 (j)	195,390	137,414
1.875% due 02/15/2041 (j)	96,900	70,446
2.000% due 11/15/2041 (j)	108,500	79,498
2.250% due 05/15/2041 (j)(l)	51,600	39,781
2.250% due 08/15/2049	2,800	2,036
2.250% due 02/15/2052 (j)	14,830	10,723
2.375% due 02/15/2042 (j)	4,100	3,194
2.500% due 02/15/2045 (l)	15,900	12,319
2.750% due 08/15/2042 (l)	600	495
2.875% due 05/15/2043 (l)(n)	1,637	1,370
3.000% due 08/15/2048 (j)(l)	12,712	10,733
3.000% due 02/15/2049 (j)(l)	2,050	1,735
3.125% due 05/15/2048 (l)	3,103	2,679
3.250% due 05/15/2042	32,700	29,196
3.625% due 05/15/2053 (j)	17,900	17,206
4.000% due 11/15/2052	6,200	6,371
3.125% due 02/15/2043 (l)	23,100	20,158
U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2051	583	389
0.250% due 02/15/2050	4,012	2,810
0.625% due 02/15/2043	660	542
0.750% due 02/15/2045	2,190	1,812
1.000% due 02/15/2049	1,326	1,142
1.500% due 02/15/2053	1,837	1,785
U.S. Treasury Notes
3.875% due 05/15/2043 (j)	52,450	51,188
U.S. Treasury STRIPS
0.000% due 08/15/2040 (d)	4,500	2,332
0.000% due 11/15/2040 (d)	12,200	6,283
0.000% due 08/15/2042 (d)	2,600	1,203
0.000% due 05/15/2043 (d)	5,800	2,599
0.000% due 11/15/2043 (d)	1,000	441
0.000% due 11/15/2044 (d)	13,200	5,568
0.000% due 05/15/2046 (d)	8,700	3,488
0.000% due 08/15/2047 (d)	22,500	8,687
0.000% due 05/15/2052 (d)	8,000	2,742

Total U.S. Treasury Obligations (Cost $684,015)		553,972

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
American Home Mortgage Investment Trust 5.730% due 11/25/2045 •	670	592
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	2,500	2,013
7.093% due 03/15/2037 •	500	496
Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	977
5.122% due 08/10/2035 ~	700	574

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust 4.033% due 01/25/2035 ~		1	1
Citigroup Mortgage Loan Trust 4.321% due 03/25/2034 ~		30	28
Credit Suisse Mortgage Capital Trust
3.037% due 12/26/2059 ~		466	465
3.389% due 04/25/2043 ~		499	468
Downey Savings & Loan Association Mortgage Loan Trust 5.235% due 07/19/2044 ~		17	16
Fontainebleau Miami Beach Trust 3.144% due 12/10/2036		2,200	2,083
GSMPS Mortgage Loan Trust 5.500% due 01/25/2036 •		722	589
IndyMac IMSC Mortgage Loan Trust 5.510% due 07/25/2047 •		62	43
IndyMac INDX Mortgage Loan Trust 5.340% due 04/25/2037 •		1,052	915
Merrill Lynch Mortgage Investors Trust 4.359% due 11/25/2035 •		334	309
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		747	690
4.500% due 05/25/2058 ~		143	136
Structured Adjustable Rate Mortgage Loan Trust 5.282% due 02/25/2034 ~		3	3
Structured Asset Mortgage Investments Trust
5.530% due 07/25/2046 ^•		30	21
5.590% due 05/25/2036 •		53	42
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		425	391
6.150% due 05/25/2058 •		113	112
6.150% due 10/25/2059 •		90	90
WaMu Mortgage Pass-Through Certificates Trust
3.053% due 01/25/2037 ^~		435	364
5.024% due 08/25/2046 •		383	316
5.520% due 05/25/2034 •		629	559
5.990% due 06/25/2044 •		50	46

Total Non-Agency Mortgage-Backed Securities (Cost $13,287)			12,339

ASSET-BACKED SECURITIES 2.5%
Accredited Mortgage Loan Trust 4.800% due 01/25/2035 •		380	346
American Money Management Corp. CLO Ltd. 6.287% due 11/10/2030 •		827	821
Barings CLO Ltd. 6.210% due 04/15/2031 •		2,300	2,271
BHG Securitization Trust 5.320% due 10/17/2035		679	672
BlueMountain Fuji EUR CLO DAC 3.827% due 07/15/2030 •	EUR	719	770
Capital Four US CLO Ltd. 7.188% due 10/20/2030 •		$2,769	2,777
CIT Mortgage Loan Trust 6.500% due 10/25/2037 •		71	71
Countrywide Asset-Backed Certificates Trust 3.221% due 04/25/2036 •		1,800	1,663
Dryden CLO Ltd. 6.310% due 07/15/2031 •		2,500	2,481
Equifirst Loan Securitization Trust 5.320% due 04/25/2037 •		661	591
Harvest CLO DAC 3.937% due 07/15/2031 •	EUR	1,600	1,704
HSI Asset Securitization Corp. Trust 5.470% due 05/25/2037 •		$45	45
JP Morgan Mortgage Acquisition Corp. 5.855% due 09/25/2035 •		207	203
JP Morgan Mortgage Acquisition Trust 4.193% due 11/25/2036 •		759	766
LCM LP 6.130% due 04/20/2028 •		41	41
PFP Ltd. 7.376% due 08/19/2035 •		2,500	2,504
Securitized Asset-Backed Receivables LLC Trust 5.630% due 03/25/2036 «•		278	266
SLM Private Education Loan Trust 9.943% due 10/15/2041 •		1,711	1,787
Structured Asset Investment Loan Trust 5.300% due 06/25/2036 •		258	248

Total Asset-Backed Securities (Cost $20,135)			20,027

SOVEREIGN ISSUES 0.2%
Australia Government International Bond 1.000% due 11/21/2031	AUD	1,800	944

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Perusahaan Penerbit SBSN Indonesia 2.800% due 06/23/2030	$700	618

Total Sovereign Issues (Cost $2,004)		1,562

SHORT-TERM INSTRUMENTS 0.1%
COMMERCIAL PAPER 0.1%
Enel Finance America LLC 5.450% due 07/24/2023	1,000	997

U.S. TREASURY BILLS 0.0%
5.239% due 08/17/2023 (b)(d)(e)	8	8

Total Short-Term Instruments (Cost $1,005)		1,005

Total Investments in Securities (Cost $1,320,772)		1,098,530

	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	759,662	7,386

Total Short-Term Instruments (Cost $7,385)		7,386

Total Investments in Affiliates (Cost $7,385)		7,386

Total Investments 137.3% (Cost $1,328,157)		$1,105,916
Financial Derivative Instruments (k)(m) 0.3%(Cost or Premiums, net $16,177)		2,133
Other Assets and Liabilities, net (37.6)%		(302,789)

Net Assets 100.0%		$805,260

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.057%	01/25/2033	01/18/2022	$1,100	$919	0.11%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	1,100	979	0.12
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	2,400	1,816	0.23
Morgan Stanley	0.000	04/02/2032	02/11/2020	7,527	5,375	0.67
Oracle Corp.	3.650	03/25/2041	01/18/2022	6,261	4,858	0.60

				$18,388	$13,947	1.73%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.630%	06/28/2023	07/05/2023		$(28,591)	$(28,609)
	5.110	06/30/2023	07/11/2023		(7,790)	(7,793)
	5.110	07/03/2023	07/11/2023		(3,895)	(3,895)
	5.150	06/27/2023	07/05/2023		(2,331)	(2,333)
BSN	5.170	06/20/2023	07/13/2023		(2,263)	(2,267)
	5.180	05/04/2023	07/06/2023		(228,260)	(230,231)
	5.180	05/08/2023	07/06/2023		(3,326)	(3,353)
JML	0.000	05/10/2023	TBD(2)	EUR	(590)	(644)

Total Reverse Repurchase Agreements						$(279,125)

(j)	Securities with an aggregate market value of $275,512 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(292,006) at a weighted average interest rate of 5.025%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index September Futures	09/2023	1,393	$312,607	$8,636	$3,657	$0
SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2023	759	$(81,284)	$1,415	$0	$0
U.S. Treasury 10-Year Note September Futures	09/2023	143	(16,054)	304	0	(20)

$1,719	$0	$(20)

Total Futures Contracts	$10,355	$3,657	$(20)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.611%	$600	$13	$(5)	$8	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.553	1,800	0	8	8	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.618	800	11	(6)	5	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.744	700	13	(8)	5	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.804	1,200	14	(6)	8	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2027	0.848	1,300	(7)	15	8	3	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	200	(1)	1	0	1	0
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.840	EUR	800	1	0	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.743	$1,600	(6)	20	14	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.548	EUR	800	10	0	10	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.978	200	(2)	2	0	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.923	$1,400	(2)	6	4	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.576	2,400	15	14	29	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	300	3	0	3	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.301	390	74	(28)	46	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	530	64	11	75	1	0
MetLife, Inc.	1.000	Quarterly	06/20/2028	1.074	700	(13)	11	(2)	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.279	EUR	1,000	(141)	136	(5)	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.535	1,600	(163)	142	(21)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.740	$4,300	97	(65)	32	6	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.796	900	21	(15)	6	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954	900	0	2	2	2	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.176	EUR	900	(13)	6	(7)	2	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.640	$6,300	45	30	75	0	(1)

$33	$271	$304	$23	$(2)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly		12/20/2026		$644	$(24)	$9	$(15)	$1	$0
CDX.EM-39 5-Year Index	1.000	Quarterly		06/20/2028		200	(15)	5	(10)	1	0
CDX.IG-40 5-Year Index	1.000	Quarterly		06/20/2028		21,600	189	142	331	29	0

							$150	$156	$306	$31	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/20/2028	GBP	10,900	$51	$694	$745	$69	$0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		700	(9)	(417)	(426)	0	(5)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		700	(9)	(411)	(420)	0	(5)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		900	(12)	(513)	(525)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		$90,210	8,132	7,985	16,117	0	(153)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		60,600	6,295	2,202	8,497	0	(104)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		7,200	0	(5)	(5)	0	(15)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.810	Semi-Annual	11/10/2051		2,300	(18)	708	690	0	(19)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.638	Semi-Annual	12/08/2051		1,200	0	394	394	0	(10)
Receive	3-Month USD-LIBOR	1.810	Semi-Annual	08/10/2023		2,300	0	22	22	1	0
Receive	3-Month USD-LIBOR	1.638	Semi-Annual	09/08/2023		1,200	0	12	12	0	0
Pay	6-Month EUR-EURIBOR	0.175	Annual	03/17/2033	EUR	13,870	(443)	(3,699)	(4,142)	0	(76)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		4,630	453	2,185	2,638	22	0

							$14,440	$9,157	$23,597	$92	$(394)

Total Swap Agreements							$14,623	$9,584	$24,207	$146	$(396)

(l)	Securities with an aggregate market value of $28,690 and cash of $4,964 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	Unsettled variation margin asset of $75 for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2023		DKK	1,510		$218		$0		$(3)
		07/2023			$403		DKK	2,738	0		(1)
		08/2023		DKK	2,733		$403		2		0
		08/2023			$2,894		AUD	4,282	0		(39)
BPS		07/2023			10,843		EUR	9,896	0		(45)
		08/2023		EUR	9,896		$10,858		45		0
CBK		07/2023			$1,064		EUR	988	14		0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

CLY	07/2023	DKK	4,437		$640		0	(10)
MBC	07/2023	GBP	1,735		2,148		0	(56)
MYI	07/2023		$358	DKK	2,442		0	0
	08/2023	DKK	2,438		$358		0	0
RBC	08/2023		$46	MXN	802		0	0
SOG	07/2023	EUR	10,884		$11,708		0	(168)
TOR	07/2023		$2,205	GBP	1,735		0	(1)
	08/2023	GBP	1,735		$2,205		1	0
UAG	08/2023	DKK	766		112		0	(1)

Total Forward Foreign Currency Contracts							$62	$(324)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2024	1,800	$43	$25

Total Purchased Options							$43	$25

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.100%	03/04/2024	15,000	$(43)	$(40)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	900	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	900	(4)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	600	(4)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	600	(4)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	300	(2)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	300	(2)	(1)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	400	(1)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	300	(2)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	300	(2)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	400	(1)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	300	(1)	(2)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	100	0	0
GLM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	400	(1)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	300	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	900	(3)	(4)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	400	(1)	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	400	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	400	(1)	(2)

Total Written Options	$(94)	$(69)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	0.853%	$100	$(4)	$4	$0	$0
BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.528	400	(2)	5	3	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.545	100	(1)	2	1	0
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.395	300	(4)	5	1	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	100	(2)	2	0	0
South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.020	1,800	(75)	75	0	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.519	100	(1)	2	1	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	1.303	1,000	(62)	51	0	(11)
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.662	400	1	4	5	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.769	100	0	1	1	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029	500	(12)	12	0	0

$(162)	$163	$12	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	CDX.HY-33 5-Year Index 35-100%	5.000%	Quarterly	12/20/2024	$8,194	$1,364	$(783)	$581	$0
GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	300	36	(29)	7	0
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	13	(11)	2	0
MYC	CDX.HY-37 5-Year Index 25-35%	5.000	Quarterly	12/20/2026	2,600	354	(46)	308	0

$1,767	$(869)	$898	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	S&P 500 Total Return Index	10,298	5.320% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	$98,446	$0	$(425)	$0	$(425)
FAR	Receive	S&P 500 Total Return Index	12,799	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/02/2023	122,354	0	(534)	0	(534)
Receive	S&P 500 Total Return Index	1,451	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023	13,871	0	(60)	0	(60)
Receive	S&P 500 Total Return Index	1,454	5.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/24/2024	13,900	0	(73)	0	(73)
Receive	S&P 500 Total Return Index	1,607	5.440% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	15,363	0	(37)	0	(37)
Receive	S&P 500 Total Return Index	1,644	5.470% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/26/2024	15,716	0	(24)	0	(24)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

JPM	Receive	S&P 500 Total Return Index	7,698	5.240% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	73,590	0	(292)	0	(292)
	Receive	S&P 500 Total Return Index	1,294	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	12,370	0	(18)	0	(18)
MBC	Receive	S&P 500 Total Return Index	268	5.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	2,562	0	(11)	0	(11)
RBC	Receive	S&P 500 Total Return Index	4,355	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/19/2023	41,632	0	(182)	0	(182)
	Receive	S&P 500 Total Return Index	514	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	4,914	0	(7)	0	(7)
	Receive	S&P 500 Total Return Index	393	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	3,757	0	(16)	0	(16)
	Receive	S&P 500 Total Return Index	2,377	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	22,723	0	(50)	0	(50)
TOR	Receive	S&P 500 Total Return Index	785	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/09/2023	7,504	0	(33)	0	(33)
UAG	Receive	S&P 500 Total Return Index	3,880	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/13/2023	37,092	0	(160)	0	(160)

								$0	$(1,922)	$0	$(1,922)

Total Swap Agreements								$1,605	$(2,628)	$910	$(1,933)

(n)

Securities with an aggregate market value of $269 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments						$0	$2,339	$3,000		$5,339
Corporate Bonds & Notes
Banking & Finance						0	145,533	0		145,533
Industrials						0	212,953	0		212,953
Utilities						0	49,004	0		49,004
Municipal Bonds & Notes
California						0	4,970	0		4,970
Florida						0	584	0		584
Georgia						0	2,673	0		2,673
Maryland						0	1,512	0		1,512
New York						0	439	0		439
Ohio						0	2,147	0		2,147
Texas						0	1,736	0		1,736
U.S. Government Agencies						0	82,735	0		82,735
U.S. Treasury Obligations						0	553,972	0		553,972

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2023 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	12,339	0	12,339
Asset-Backed Securities	0	19,761	266	20,027
Sovereign Issues	0	1,562	0	1,562
Short-Term Instruments
Commercial Paper	0	997	0	997
U.S. Treasury Bills	0	8	0	8

	$0	$1,095,264	$3,266	$1,098,530
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,386	$0	$0	$7,386

Total Investments	$7,386	$1,095,264	$3,266	$1,105,916

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,657	146	0	3,803
Over the counter	0	997	0	997

	$3,657	$1,143	$0	$4,800
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(416)	0	(416)
Over the counter	0	(2,326)	0	(2,326)

	$0	$(2,742)	$0	$(2,742)

Total Financial Derivative Instruments	$3,657	$(1,599)	$0	$2,058

Totals	$11,043	$1,093,665	$3,266	$1,107,974

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO StocksPLUS® Short Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.4% ¤
CORPORATE BONDS & NOTES 3.3%
BANKING & FINANCE 1.8%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$500	$481
Bank of America Corp. 6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		500	504
Barclays PLC 6.224% due 05/09/2034 •		400	399
Credit Suisse AG 4.474% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	900	981
Credit Suisse AG AT1 Claim ^		$1,078	43
General Motors Financial Co., Inc. 6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~		500	500
Goldman Sachs Group, Inc. 6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~		600	610
ING Groep NV 5.750% due 11/16/2026 •(d)(e)		500	442
Nykredit Realkredit AS 1.500% due 10/01/2053	DKK	8,853	977
VICI Properties LP 4.750% due 02/15/2028		$100	95

			5,032

INDUSTRIALS 1.4%
American Honda Finance Corp. 5.000% due 05/23/2025		900	897
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		300	272
CVS Pass-Through Trust 6.943% due 01/10/2030		363	370
DAE Funding LLC 1.625% due 02/15/2024		500	482
MPLX LP 2.650% due 08/15/2030		400	335
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		900	838
4.345% due 09/17/2027		700	637
4.810% due 09/17/2030		200	175

			4,006

UTILITIES 0.1%
Pacific Gas & Electric Co. 4.550% due 07/01/2030		400	362

Total Corporate Bonds & Notes (Cost $9,952)			9,400

U.S. GOVERNMENT AGENCIES 12.1%
Fannie Mae
3.800% due 09/01/2035 •		5	4
3.805% due 07/01/2035 •		1	1
4.069% due 12/01/2033 •		1	1
4.273% due 12/01/2033 •		3	3
4.521% due 06/01/2035 •		2	2
4.779% due 06/01/2034 •		11	11
5.014% due 06/01/2035 •		3	3
5.500% due 07/25/2037 - 09/25/2042 •		35	35
5.516% due 11/01/2035 •		1	1
5.530% due 07/25/2037 •		37	37
5.550% due 09/25/2035 •		74	73
5.560% due 09/25/2035 •		169	166
5.870% due 06/25/2037 •		318	316
Fannie Mae, TBA
5.500% due 09/01/2053		3,900	3,881
6.000% due 08/01/2053		1,800	1,816
6.500% due 08/01/2053		6,500	6,633
Freddie Mac
4.000% due 01/01/2048 - 03/01/2049		89	85
4.544% due 11/01/2034 •		2	2
5.000% due 06/01/2030 - 01/01/2039		639	640
5.066% due 06/01/2035 •		5	5

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2023 (Unaudited)

5.500% due 01/01/2035 - 03/01/2039	117	121
5.573% due 03/15/2037 •	322	314
5.893% due 08/15/2037 •	461	458
5.903% due 10/15/2037 •	75	75
5.913% due 05/15/2037 - 09/15/2037 •	532	528
6.000% due 08/01/2027 - 12/01/2037	29	29
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	2,311	2,321
6.000% due 07/15/2037 - 08/15/2037	21	21
Ginnie Mae, TBA 5.000% due 08/01/2053	6,000	5,895
U.S. Small Business Administration
4.430% due 05/01/2029	47	45
Uniform Mortgage-Backed Security
4.000% due 01/01/2025 - 06/01/2026	27	26
4.500% due 03/01/2024 - 02/01/2044	1,360	1,339
5.000% due 11/01/2025 - 01/01/2029	20	20
5.500% due 02/01/2025 - 09/01/2041	3,423	3,490
6.000% due 10/01/2026 - 05/01/2041	2,380	2,466
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2053	1,000	962
5.000% due 09/01/2053	2,800	2,746

Total U.S. Government Agencies (Cost $35,241)		34,571

U.S. TREASURY OBLIGATIONS 15.0%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2024	7,027	6,818
0.125% due 02/15/2051	233	156
0.125% due 02/15/2052	327	217
0.625% due 07/15/2032	2,924	2,689
0.625% due 02/15/2043 (h)	658	540
1.125% due 01/15/2033	509	488
U.S. Treasury Notes
0.375% due 09/30/2027 (j)	200	170
0.500% due 10/31/2027 (j)	1,700	1,451
0.625% due 11/30/2027 (j)	12,700	10,880
0.625% due 12/31/2027	18,530	15,838
0.750% due 01/31/2028 (h)(j)	4,400	3,775

Total U.S. Treasury Obligations (Cost $44,031)		43,022

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.5%
Banc of America Funding Trust 4.381% due 05/25/2035 ~	1	1
Banc of America Mortgage Trust
4.370% due 07/25/2035 ^~	109	100
5.348% due 05/25/2033 «~	1	1
Bear Stearns Adjustable Rate Mortgage Trust
4.004% due 11/25/2034 ~	16	15
4.033% due 11/25/2034 «~	2	2
5.552% due 12/25/2035 «~	3	3
Bear Stearns ALT-A Trust 4.117% due 10/25/2035 ^~	548	464
BFLD Trust 6.351% due 10/15/2034 •	800	794
BX Commercial Mortgage Trust 6.987% due 01/17/2039 •	1,500	1,470
BX Trust
5.896% due 04/15/2039 •	684	657
6.092% due 10/15/2036 •	1,260	1,223
Chase Mortgage Finance Trust
3.700% due 09/25/2036 ^~	119	99
3.883% due 12/25/2035 ^~	62	57
6.000% due 12/25/2036 «	129	58
Citigroup Mortgage Loan Trust
5.410% due 10/25/2035 •	2	2
6.170% due 09/25/2062 þ	1,403	1,380
6.980% due 05/25/2035 •	1	1
Colony Mortgage Capital Ltd. 6.739% due 11/15/2038 •	2,000	1,880
COLT Mortgage Loan Trust 1.325% due 10/26/2065 ~	537	478
Countrywide Alternative Loan Trust
4.048% due 11/20/2035 •	1,692	1,573
5.500% due 07/25/2035 ^«	2	2
5.530% due 09/25/2046 ^•	578	540
5.710% due 02/25/2037 •	76	63
6.000% due 05/25/2037 ^	1,296	629
Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 11/25/2034 ~	134	121
3.864% due 02/20/2035 ~	3	3
5.910% due 02/20/2036 ^•	2	1
Credit Suisse Mortgage Capital Trust 2.816% due 08/15/2037	1,800	1,597

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2023 (Unaudited)

DBGS Mortgage Trust
6.223% due 06/15/2033 •		1,000	897
6.589% due 10/15/2036 •		800	743
DBWF Mortgage Trust 6.596% due 12/19/2030 •		1,600	1,570
GS Mortgage Securities Corp. Trust
6.643% due 07/15/2031 •		494	414
8.547% due 08/15/2039 •		1,800	1,802
GSR Mortgage Loan Trust
3.657% due 11/25/2035 ~		3	3
3.966% due 11/25/2035 ^~		195	162
4.070% due 09/25/2035 ~		3	3
6.000% due 02/25/2036 ^		2,709	1,230
6.000% due 07/25/2037 ^«		8	5
6.000% due 07/25/2037 ^		727	485
HarborView Mortgage Loan Trust
4.032% due 06/19/2036 ^~		650	369
5.497% due 12/19/2036 ^•		60	56
5.597% due 05/19/2035 •		5	4
Hilton Orlando Trust 6.493% due 12/15/2034 •		1,400	1,379
IndyMac INDX Mortgage Loan Trust
3.103% due 06/25/2037 ^~		1,371	1,121
3.717% due 06/25/2036 ~		1,411	1,217
JP Morgan Alternative Loan Trust 3.759% due 05/25/2036 ^~		690	406
JP Morgan Chase Commercial Mortgage Securities Trust 4.549% due 07/05/2033		1,450	1,280
JP Morgan Mortgage Trust
3.636% due 10/25/2036 ^~		316	235
3.904% due 10/25/2036 ~		45	33
4.086% due 02/25/2035 «~		1	1
4.683% due 07/25/2035 «~		9	9
5.750% due 01/25/2036 ^		23	11
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		522	483
MASTR Adjustable Rate Mortgages Trust 3.015% due 07/25/2035 ^~		97	85
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.633% due 12/15/2030 •		11	11
Merrill Lynch Alternative Note Asset Trust 5.750% due 03/25/2037 •		965	249
Merrill Lynch Mortgage Investors Trust
3.918% due 05/25/2033 ~		7	7
4.033% due 09/25/2035 ^~		266	216
5.570% due 02/25/2036 •		11	10
5.650% due 11/25/2035 •		8	8
MFA Trust 4.400% due 03/25/2068		970	916
Mortgage Equity Conversion Asset Trust 5.790% due 05/25/2042 •		1,038	971
New Orleans Hotel Trust 6.182% due 04/15/2032 •		1,000	962
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ		29	15
5.769% due 06/25/2036 ~		932	262
OBX Trust 5.949% due 02/25/2063		970	962
PRET LLC 6.559% due 08/25/2052 þ		1,291	1,265
Prime Mortgage Trust 6.000% due 06/25/2036 ^«		11	11
Residential Accredit Loans, Inc. Trust
5.450% due 02/25/2037 •		659	580
5.510% due 07/25/2036 •		2,420	1,014
5.520% due 08/25/2036 •		1,181	1,058
5.530% due 07/25/2036 •		1,133	976
Structured Adjustable Rate Mortgage Loan Trust
5.282% due 02/25/2034 ~		5	5
5.376% due 01/25/2035 ^•		12	10
Structured Asset Mortgage Investments Trust 5.710% due 02/25/2036 ^•		6	5
Taurus UK DAC 5.569% due 05/17/2031 •	GBP	199	244
Thornburg Mortgage Securities Trust 7.151% due 06/25/2047 ^•		$534	452
WaMu Mortgage Pass-Through Certificates Trust
3.704% due 02/25/2037 ^~		196	164
5.176% due 11/25/2042 •		1	1
5.476% due 10/25/2046 •		48	43
5.790% due 08/25/2045 •		975	922

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2023 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 4.563% due 12/25/2036 ^~		208	201

Total Non-Agency Mortgage-Backed Securities (Cost $42,360)			38,757

ASSET-BACKED SECURITIES 33.9%
ACE Securities Corp. Home Equity Loan Trust
5.270% due 10/25/2036 •		6	2
6.170% due 04/25/2035 •		1,238	1,187
Aegis Asset-Backed Securities Trust 5.885% due 08/25/2035 •		1,300	1,076
AREIT Trust
6.317% due 01/20/2037 •		1,224	1,193
7.333% due 06/17/2039 •		1,000	1,000
7.885% due 06/17/2039 •		900	894
Argent Securities Trust 5.510% due 04/25/2036 •		950	314
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.810% due 11/25/2035 •		673	647
Atlas Senior Loan Fund Ltd. 6.550% due 04/20/2028 •		600	598
Barings CLO Ltd. 6.210% due 04/15/2031 •		2,200	2,173
Bear Stearns Asset-Backed Securities Trust
5.092% due 03/25/2035 •		2,357	2,337
5.390% due 06/25/2047 •		736	733
5.990% due 08/25/2036 •		1,400	1,356
BHG Securitization Trust
5.320% due 10/17/2035		883	873
5.930% due 10/17/2035		1,800	1,756
BPCRE Holder LLC 7.491% due 01/16/2037 •		500	498
BSPRT Issuer Ltd. 7.443% due 07/15/2039 •		1,400	1,395
Capital Four US CLO Ltd. 7.188% due 10/20/2030 •		859	862
Capital One Prime Auto Receivables Trust
4.900% due 03/15/2024		555	555
5.717% due 09/15/2025 •		990	991
Carmax Auto Owner Trust 5.967% due 12/15/2025 •		1,110	1,112
Carrington Mortgage Loan Trust 6.280% due 04/17/2031 •		2,000	1,976
Carvana Auto Receivables Trust
5.380% due 03/12/2029		400	391
5.420% due 04/10/2028		600	591
5.588% due 06/10/2024		291	291
5.980% due 08/10/2026		400	399
6.360% due 04/12/2027		1,090	1,087
Centex Home Equity Loan Trust
5.645% due 06/25/2036 •		500	444
6.200% due 10/25/2035 •		1,528	1,461
Citigroup Mortgage Loan Trust 5.470% due 12/25/2036 •		645	363
CLNC Ltd. 6.455% due 08/20/2035 •		25	25
CQS U.S. CLO Ltd. 8.448% due 07/20/2031 •		1,000	1,007
Credit-Based Asset Servicing & Securitization LLC 6.200% due 03/25/2046 «•		125	122
Discover Card Execution Note Trust 5.583% due 03/15/2026 •		1,200	1,200
Encore Credit Receivables Trust 6.050% due 01/25/2036 •		1,000	941
Enterprise Fleet Financing LLC
3.030% due 01/20/2028		879	857
5.330% due 03/20/2024		524	523
Equifirst Loan Securitization Trust 5.320% due 04/25/2037 •		780	697
Exeter Automobile Receivables Trust
5.290% due 01/15/2025		1,142	1,141
5.592% due 05/15/2024		755	755
5.610% due 06/16/2025		880	880
5.870% due 11/17/2025		2,800	2,799
Fidelity Grand Harbour CLO DAC 6.250% due 10/15/2036	EUR	1,900	2,050
First Franklin Mortgage Loan Trust
5.470% due 04/25/2036 •		$92	88
5.650% due 06/25/2036 •		500	444
FREED ABS Trust
6.490% due 12/18/2029		236	236
GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		552	546
5.700% due 01/15/2027		1,200	1,196
GoldenTree Loan Management U.S. CLO Ltd. 7.548% due 07/20/2035 •		1,500	1,497

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2023 (Unaudited)

Greystone Commercial Real Estate Notes Ltd. 6.373% due 09/15/2037 •		631	623
Greywolf CLO Ltd. 6.415% due 01/27/2031 •		900	891
GSAMP Trust 5.200% due 12/25/2046 •		1,651	832
Harley Davidson Motorcycle Trust 4.975% due 03/15/2024		337	337
Harvest CLO DAC 3.817% due 10/15/2031 •	EUR	400	426
HSI Asset Securitization Corp. Trust 5.430% due 10/25/2036 •		$3,602	1,186
JP Morgan Mortgage Acquisition Trust 5.555% due 07/25/2036 •		1,047	1,014
KKR CLO Ltd. 6.420% due 07/15/2034 •		250	245
Lendbuzz Securitization Trust 5.383% due 03/15/2024		449	449
Lendingpoint Asset Securitization Trust 4.770% due 10/15/2029		423	417
LendingPoint Pass-Through Trust
3.250% due 04/15/2028		689	663
5.700% due 07/15/2029		562	551
LL ABS Trust
3.760% due 11/15/2029		649	641
6.630% due 05/15/2030		1,032	1,031
Long Beach Mortgage Loan Trust
5.450% due 05/25/2036 •		598	348
5.710% due 10/25/2034 •		6	5
6.395% due 11/25/2032 •		932	925
Marlette Funding Trust 6.070% due 04/15/2033		1,744	1,738
Massachusetts Educational Financing Authority 6.205% due 04/25/2038 •		99	99
MASTR Asset-Backed Securities Trust 6.300% due 08/25/2037 •		1,630	1,353
Merrill Lynch First Franklin Mortgage Loan Trust 5.430% due 04/25/2037 •		1,440	651
MF1 LLC 7.226% due 06/19/2037 •		3,192	3,183
MF1 Ltd. 6.237% due 10/16/2036 •		800	781
Morgan Stanley ABS Capital, Inc. Trust 5.210% due 05/25/2037 •		358	311
Morgan Stanley Home Equity Loan Trust 5.320% due 04/25/2037 •		935	491
Nationstar Home Equity Loan Trust 5.470% due 04/25/2037 •		711	695
Nelnet Student Loan Trust 5.886% due 04/20/2062 •		1,150	1,129
Oaktree CLO Ltd. 6.420% due 07/15/2034 •		600	587
Oportun Issuance Trust 5.940% due 10/09/2029		308	307
Ownit Mortgage Loan Trust 5.975% due 08/25/2036 •		829	740
Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		158	156
6.060% due 03/15/2030		1,560	1,553
7.600% due 12/16/2030		495	496
Palmer Square European Loan Funding 5.025% due 04/12/2032 •	EUR	2,196	2,409
PRET LLC
5.240% due 04/25/2052 þ		$311	296
5.927% due 06/25/2052 þ		919	888
Ready Capital Mortgage Financing LLC
7.556% due 06/25/2037 •		538	541
7.636% due 10/25/2039 •		2,097	2,103
8.200% due 06/25/2037 •		1,100	1,097
Research-Driven Pagaya Motor Asset Trust 4.320% due 09/25/2030		363	337
Residential Asset Securities Corp. Trust 6.035% due 12/25/2035 •		1,100	957
Santander Drive Auto Receivables Trust 5.870% due 03/16/2026		2,500	2,498
Securitized Asset-Backed Receivables LLC Trust
5.310% due 08/25/2036 •		1,281	413
5.630% due 07/25/2036 •		1,158	478
6.110% due 01/25/2036 ^•		1,549	1,352
Shelter Growth CRE Issuer Ltd.
7.372% due 06/17/2037 •		900	891
8.269% due 06/17/2037 •		600	592
SMB Private Education Loan Trust
2.340% due 09/15/2034		568	547
6.000% due 09/15/2054 •		963	944

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2023 (Unaudited)

Soundview Home Loan Trust 5.650% due 10/25/2036 •	867	809
Structured Asset Investment Loan Trust 5.330% due 09/25/2036 •	954	601
Structured Asset Securities Corp. Mortgage Loan Trust
5.490% due 12/25/2036 •	135	133
6.125% due 05/25/2035 •	1,387	1,358
Theorem Funding Trust 6.060% due 12/15/2028	808	799
TPG Real Estate Finance Issuer Ltd. 6.717% due 02/15/2039 •	2,650	2,577
Trestles CLO Ltd. 6.431% due 07/21/2034 •	250	246
Upstart Pass-Through Trust Series 3.800% due 04/20/2030	352	335
Upstart Securitization Trust
4.370% due 05/20/2032	200	198
5.500% due 06/20/2032	973	946
Veros Auto Receivables Trust 7.120% due 11/15/2028	1,598	1,595
World Omni Auto Receivables Trust 5.637% due 10/15/2025 •	793	793

Total Asset-Backed Securities (Cost $98,567)		97,146

SOVEREIGN ISSUES 0.1%
Brazil Government International Bond 4.750% due 01/14/2050	389	287

Total Sovereign Issues (Cost $380)		287

SHORT-TERM INSTRUMENTS 32.5%
COMMERCIAL PAPER 6.5%
Amcor Flexibles North America, Inc. 5.430% due 07/20/2023	250	249
American Electric Power Co., Inc.
5.430% due 07/10/2023	450	449
5.440% due 08/08/2023	250	248
Conagra Brands, Inc. 5.750% due 07/05/2023	1,700	1,699
Consolidated Edison Co. of New York, Inc. 5.430% due 07/25/2023	900	897
Constellation Brands, Inc. 5.590% due 07/03/2023	250	250
Daimler Truck Finance North America LLC 5.350% due 07/21/2023	500	498
Duke Energy Corp.
5.400% due 07/13/2023	250	250
5.400% due 08/08/2023	250	249
Electricite de France SA
5.510% due 08/04/2023	750	746
5.570% due 07/14/2023	600	599
Enbridge (US), Inc. 5.450% due 07/25/2023	450	448
Entergy Corp. 5.430% due 07/17/2023	750	748
Global Payments, Inc.
5.930% due 07/21/2023	800	797
5.950% due 07/14/2023	550	549
Humana, Inc.
5.450% due 07/27/2023	300	299
5.510% due 08/02/2023	250	249
Keurig Dr Pepper, Inc. 5.250% due 07/05/2023	1,300	1,299
LSEGA Financing PLC 5.430% due 07/26/2023	250	249
Mondelez International, Inc. 5.430% due 08/01/2023	250	249
National Grid North America, Inc. 5.450% due 07/13/2023	900	898
Penske Truck Leasing Co. LP 5.350% due 07/14/2023	250	249
Quanta Services, Inc.
5.900% due 07/11/2023	850	849
5.900% due 07/12/2023	350	349
Raytheon Technologies Corp. 5.450% due 07/12/2023	800	799
Republic Services, Inc. 5.250% due 07/05/2023	250	250
Targa Resources Corp.
5.950% due 07/20/2023	250	249
5.950% due 07/26/2023	250	249
6.000% due 07/07/2023	450	450

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2023 (Unaudited)

Thomson Reuters Corp. 5.470% due 07/18/2023	450	449
VW Credit, Inc.
5.400% due 07/21/2023	400	399
5.400% due 07/24/2023	250	249
5.400% due 07/25/2023	250	249
5.400% due 07/26/2023	500	498
Walgreens Boots Alliance, Inc.
6.000% due 07/05/2023	700	699
6.000% due 07/06/2023	900	899

		18,805

REPURCHASE AGREEMENTS (f) 25.0%		71,566

U.S. TREASURY BILLS 1.0%
5.239% due 08/24/2023 - 09/14/2023 (a)(b)(j)	2,999	2,972

Total Short-Term Instruments (Cost $93,351)		93,343

Total Investments in Securities (Cost $323,882)		316,526

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	19,418	189

Total Short-Term Instruments (Cost $188)		189

Total Investments in Affiliates (Cost $188)		189

Total Investments 110.5% (Cost $324,070)		$316,715
Financial Derivative Instruments (g)(i) (1.4)%(Cost or Premiums, net $2,179)		(4,005)
Other Assets and Liabilities, net (9.1)%		(26,139)

Net Assets 100.0%		$286,571

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.100%	06/30/2023	07/03/2023	$59,200	U.S. Treasury Inflation Protected Securities 0.250% due 02/15/2050			$(61,412)	$59,200	$59,225
FICC	2.400	06/30/2023	07/03/2023	3,966	U.S. Treasury Notes 4.625% due 06/30/2025			(4,045)	3,966	3,966
JPS	5.180	06/30/2023	07/03/2023	200	U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028			(199)	200	200
SAL	5.100	06/30/2023	07/03/2023	8,200	U.S. Treasury Notes 0.250% due 10/31/2025			(8,365)	8,200	8,204

Total Repurchase Agreements								$(74,021)	$71,566	$71,595

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(487) at a weighted average interest rate of 5.113%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures					$110.750	07/21/2023	1	$1	$0	$0
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures					113.750	07/21/2023	1	1	0	(1)

Total Written Options									$0	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin(1)
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures				09/2023	153	$16,385		$(321)	$0	$0
U.S. Treasury Long-Term Bond September Futures				09/2023	8	1,015		(3)	6	0

								$(324)	$6	$0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index September Futures	09/2023	283	$(63,509)	$(1,399)	$0	$(743)
Euro-Bund September Futures	09/2023	5	(730)	7	5	(1)
Euro-Buxl 30-Year Bond September Futures	09/2023	2	(305)	(5)	4	(1)
U.S. Treasury 2-Year Note September Futures	09/2023	64	(13,014)	141	2	0
U.S. Treasury 10-Year Note September Futures	09/2023	307	(34,466)	652	0	(43)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	4	(545)	(6)	0	(5)

$(610)	$11	$(793)

Total Futures Contracts	$(934)	$17	$(793)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$2,400	$28	$8	$36	$3	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	77,200	819	364	1,183	104	0
$847	$372	$1,219	$107	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/21/2028	$11,700	$196	$152	$348	$0	$(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	3,900	76	91	167	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,700	251	128	379	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	9,500	(69)	(371)	(440)	23	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	0.836	Semi-Annual	11/15/2045	2,200	1	(937)	(936)	14	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	3,500	692	684	1,376	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	3,800	205	100	305	0	(37)
Pay	3-Month USD-LIBOR	0.836	Semi-Annual	08/15/2023	2,200	0	(26)	(26)	0	(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/16/2023	3,500	0	40	40	1	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	6,000	(58)	68	10	0	(38)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053	2,600	42	(35)	7	18	0

$1,336	$(106)	$1,230	$56	$(116)

Total Swap Agreements	$2,183	$266	$2,449	$163	$(116)

(h)	Securities with an aggregate market value of $1,265 and cash of $6,235 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	Unsettled variation margin liability of $(103) for closed futures is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2023 (Unaudited)

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	DKK	1,636	$236	$0	$(3)
07/2023	MXN	42,268	2,296	0	(167)
07/2023	$436	DKK	2,967	0	(2)
08/2023	DKK	2,962	$436	2	0
CBK	07/2023	$350	GBP	279	4	0
08/2023	CNH	120	$17	1	0
CLY	07/2023	DKK	4,808	694	0	(11)
JPM	10/2023	$2,503	MXN	43,947	15	0
MBC	07/2023	GBP	675	$835	0	(22)
08/2023	EUR	5,563	6,139	56	0
MYI	07/2023	$388	DKK	2,646	0	0
08/2023	DKK	2,641	$388	0	0
RBC	07/2023	MXN	184	10	0	(1)
08/2023	$4	MXN	75	0	0
SCX	08/2023	CNH	38	$5	0	0
TOR	07/2023	$503	GBP	396	0	0
08/2023	GBP	396	$503	0	0
UAG	08/2023	DKK	830	121	0	(1)

Total Forward Foreign Currency Contracts	$78	$(207)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	300	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	300	(1)	(1)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	200	(1)	(1)

Total Written Options	$(4)	$(4)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	S&P 500 Total Return Index	4,748	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	$44,633	$0	$(737)	$0	$(737)
Pay	S&P 500 Total Return Index	10,149	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/03/2024	97,021	0	419	419	0
MBC	Pay	S&P 500 Total Return Index	4,815	5.370% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/13/2024	42,284	0	(2,877)	0	(2,877)
UAG	Pay	S&P 500 Total Return Index	3,718	5.400% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	35,543	0	156	156	0

Total Swap Agreements	$0	$(3,039)	$575	$(3,614)

(j)

Securities with an aggregate market value of $9,937 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2023 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,032	$0	$5,032
Industrials	0	4,006	0	4,006
Utilities	0	362	0	362
U.S. Government Agencies	0	34,571	0	34,571
U.S. Treasury Obligations	0	43,022	0	43,022
Non-Agency Mortgage-Backed Securities	0	38,665	92	38,757
Asset-Backed Securities	0	97,024	122	97,146
Sovereign Issues	0	287	0	287
Short-Term Instruments
Commercial Paper	0	18,805	0	18,805
Repurchase Agreements	0	71,566	0	71,566
U.S. Treasury Bills	0	2,972	0	2,972

	$0	$316,312	$214	$316,526
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$189	$0	$0	$189

Total Investments	$189	$316,312	$214	$316,715

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	171	0	180
Over the counter	0	653	0	653

	$9	$824	$0	$833
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(745)	(165)	0	(910)
Over the counter	0	(3,825)	0	(3,825)

	$(745)	$(3,990)	$0	$(4,735)

Total Financial Derivative Instruments	$(736)	$(3,166)	$0	$(3,902)

Totals	$(547)	$313,146	$214	$312,813

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO StocksPLUS® Small Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.8% ¤
CORPORATE BONDS & NOTES 5.9%
BANKING & FINANCE 3.3%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$865
3.300% due 01/30/2032		1,000	819
Aviation Capital Group LLC 5.500% due 12/15/2024		500	490
Avolon Holdings Funding Ltd. 3.250% due 02/15/2027		800	713
Credit Suisse AG 4.474% (EUR003M + 1.000%) due 09/01/2023 ~	EUR	250	273
Credit Suisse AG AT1 Claim ^		$5,820	233
Danske Bank AS 6.600% (US0003M + 1.060%) due 09/12/2023 ~		1,300	1,302
Deutsche Bank AG 1.375% due 09/03/2026 •	EUR	2,400	2,407
Discover Bank
3.450% due 07/27/2026		$1,700	1,566
4.650% due 09/13/2028		2,700	2,509
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,000	983
Ford Motor Credit Co. LLC
4.687% due 06/09/2025		$200	193
5.125% due 06/16/2025		200	195
Goldman Sachs Group, Inc. 6.941% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,500	3,555
HSBC Holdings PLC
2.848% due 06/04/2031 •		200	166
4.292% due 09/12/2026 •		1,400	1,347
ING Groep NV 5.750% due 11/16/2026 •(g)(h)		1,000	884
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		2,100	2,103
NatWest Group PLC 4.892% due 05/18/2029 •		2,679	2,551
Nissan Motor Acceptance Co. LLC 1.125% due 09/16/2024		300	280
Nomura Holdings, Inc.
2.679% due 07/16/2030		1,300	1,065
3.103% due 01/16/2030		1,900	1,621
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		4,600	3,678
UBS AG 5.125% due 05/15/2024 (h)		3,300	3,250
UBS Group AG
3.091% due 05/14/2032 •		1,300	1,052
3.750% due 03/26/2025		600	574
VICI Properties LP 4.750% due 02/15/2028		1,800	1,706

			36,380

INDUSTRIALS 2.4%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,000	1,754
Broadcom, Inc.
3.137% due 11/15/2035		1,200	921
3.419% due 04/15/2033		2,900	2,427
DAE Funding LLC
1.625% due 02/15/2024		1,500	1,446
2.625% due 03/20/2025		800	753
3.375% due 03/20/2028		900	812
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		595	560
Imperial Brands Finance PLC 3.500% due 07/26/2026		200	186
INEOS Finance PLC 2.125% due 11/15/2025	EUR	3,100	3,180
MPLX LP 2.650% due 08/15/2030		$1,300	1,088
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,861

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2023 (Unaudited)

4.345% due 09/17/2027	3,389	3,085
4.810% due 09/17/2030	2,500	2,195
Perrigo Finance Unlimited Co. 4.650% due 06/15/2030	1,200	1,064
Sands China Ltd.
3.350% due 03/08/2029	1,800	1,502
3.750% due 08/08/2031	1,700	1,385
5.625% due 08/08/2025	1,300	1,269
5.900% due 08/08/2028	1,300	1,240

		26,728

UTILITIES 0.2%
Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,000	863
4.550% due 07/01/2030	1,200	1,087

		1,950

Total Corporate Bonds & Notes (Cost $72,808)		65,058

U.S. GOVERNMENT AGENCIES 13.7%
Fannie Mae
5.500% due 07/25/2037 •	6	6
5.530% due 07/25/2037 •	11	11
5.550% due 09/25/2035 •	31	30
Fannie Mae, TBA
6.000% due 08/01/2053	6,700	6,758
6.500% due 07/01/2053 - 08/01/2053	42,600	43,486
Freddie Mac
4.000% due 01/01/2048	1,116	1,065
5.903% due 10/15/2037 •	14	14
6.000% due 04/01/2040	2	2
Ginnie Mae
2.872% due 08/20/2047 •	359	343
6.000% due 12/15/2038	31	31
Ginnie Mae, TBA 5.000% due 08/01/2053	5,400	5,305
U.S. Small Business Administration
5.290% due 12/01/2027	8	8
5.720% due 01/01/2029	161	158
6.020% due 08/01/2028	92	90
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	8,745	8,077
4.000% due 09/01/2025 - 03/01/2026	19	19
6.000% due 07/01/2035 - 05/01/2041	408	421
7.500% due 04/01/2024 - 11/01/2037	40	39
Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2053	32,500	31,264
5.000% due 09/01/2053	10,200	10,002
5.500% due 08/01/2053	23,100	22,986
6.000% due 07/01/2053	20,100	20,279

Total U.S. Government Agencies (Cost $151,743)		150,394

U.S. TREASURY OBLIGATIONS 5.0%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024 (k)	17,377	16,857
0.125% due 10/15/2024 (k)	4,494	4,335
0.750% due 02/15/2045 (k)	1,675	1,386
1.000% due 02/15/2046 (k)	3,713	3,225
1.000% due 02/15/2048 (k)	3,691	3,178
U.S. Treasury Notes
0.500% due 02/28/2026 (m)	16,600	14,915
2.625% due 12/31/2025 (k)	12,100	11,527

Total U.S. Treasury Obligations (Cost $59,667)		55,423

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%
Adjustable Rate Mortgage Trust 6.119% due 11/25/2037 ^~	4,321	3,014
American Home Mortgage Assets Trust 4.896% due 11/25/2046 •	6,093	1,880
AOA Mortgage Trust 6.068% due 10/15/2038 •	2,680	2,447
Atrium Hotel Portfolio Trust 6.943% due 12/15/2036 •	4,600	4,342
BAMLL Commercial Mortgage Securities Trust 2.829% due 01/15/2032	2,600	2,028
BCAP LLC Trust 4.644% due 03/26/2037 ~	4,141	2,068
Bear Stearns ALT-A Trust
3.614% due 11/25/2035 ^~	2,827	1,772
3.616% due 11/25/2035 ^~	97	83
BSREP Commercial Mortgage Trust 6.544% due 08/15/2038 •	5,000	4,458

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2023 (Unaudited)

ChaseFlex Trust 5.750% due 07/25/2037 •		2,657	2,196
Citigroup Mortgage Loan Trust
4.189% due 08/25/2035 «~		17	16
5.220% due 01/25/2037 •		2	2
6.170% due 09/25/2062 þ		6,080	5,979
6.380% due 03/25/2036 ^•		57	53
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037 •		1,005	846
Commercial Mortgage Trust 6.193% due 06/15/2034 •		2,735	2,537
Countrywide Alternative Loan Trust
4.976% due 02/25/2036 •		4	4
5.390% due 12/25/2046 •		2,712	2,360
5.470% due 02/25/2047 •		10	9
5.470% due 09/25/2047 •		1,402	1,218
5.550% due 06/25/2037 •		34	31
5.750% due 02/25/2037		704	391
6.000% due 08/25/2035		1,122	525
6.000% due 06/25/2047 ^		1,763	967
Countrywide Home Loan Mortgage Pass-Through Trust
3.810% due 11/25/2034 ~		2	2
3.884% due 11/25/2037 ~		498	455
5.500% due 11/25/2035 ^		20	12
Credit Suisse Mortgage Capital Trust 2.000% due 01/25/2060 ~		3,107	2,626
DBGS Mortgage Trust
3.843% due 04/10/2037		1,000	818
6.038% due 06/15/2033 •		2,950	2,748
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.480% due 08/25/2037 ^•		1,904	1,615
GSR Mortgage Loan Trust 3.657% due 11/25/2035 ~		1	1
HarborView Mortgage Loan Trust
5.497% due 12/19/2036 ^•		154	144
5.537% due 01/19/2038 •		225	208
5.567% due 12/19/2036 •		758	634
InTown Mortgage Trust 8.433% due 08/15/2039 •		7,600	7,616
JP Morgan Mortgage Trust
4.018% due 08/25/2034 ~		16	15
4.047% due 07/25/2035 ~		1,077	1,053
4.683% due 07/25/2035 «~		2	2
5.750% due 01/25/2036 ^		10	5
JP Morgan Resecuritization Trust 5.258% due 06/26/2037 •		2,115	2,085
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ		1,840	1,694
Lehman Mortgage Trust 5.800% due 11/25/2036 •		1,117	558
Lehman XS Trust 5.600% due 08/25/2046 •		1,135	1,102
MASTR Adjustable Rate Mortgages Trust 4.776% due 12/25/2046 •		5,722	4,366
Merrill Lynch Mortgage Investors Trust 4.033% due 09/25/2035 ^~		42	35
Morgan Stanley Capital Trust 6.642% due 12/15/2038 •		4,000	3,617
Morgan Stanley Mortgage Loan Trust 6.080% due 11/25/2035 •		2,385	2,380
MortgageIT Mortgage Loan Trust 5.610% due 06/25/2047 •		695	565
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,960	1,811
2.750% due 11/25/2059 ~		3,422	3,153
New York Mortgage Trust 5.250% due 07/25/2062 þ		3,737	3,513
Preston Ridge Partners Mortgage LLC 3.720% due 02/25/2027 þ		2,702	2,571
Residential Accredit Loans, Inc. Trust
5.520% due 08/25/2036 •		314	281
5.550% due 05/25/2047 •		3,160	2,815
Structured Adjustable Rate Mortgage Loan Trust 5.404% due 04/25/2035 ~		57	53
Structured Asset Mortgage Investments Trust 5.270% due 08/25/2036 •		3,546	3,079
Structured Asset Securities Corp. 5.500% due 04/25/2035 •		1,280	1,109
Taurus UK DAC 5.569% due 05/17/2031 •	GBP	1,191	1,461
Towd Point Mortgage Funding 5.841% due 07/20/2045 •		6,112	7,765
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		$2,968	2,814
Verus Securitization Trust 4.910% due 06/25/2067 þ		2,797	2,706

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2023 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
3.053% due 01/25/2037 ^~		134	112
3.778% due 08/25/2036 ^~		59	54
3.900% due 12/25/2035 ~		811	768
4.003% due 06/25/2037 ^~		549	500
4.706% due 01/25/2047 •		9	8
4.746% due 05/25/2047 •		1,878	1,521
5.476% due 09/25/2046 •		23	22
5.476% due 10/25/2046 •		17	16
6.310% due 11/25/2045 •		1,630	1,525
Wells Fargo Mortgage-Backed Securities Trust 4.563% due 12/25/2036 ^~		62	60

Total Non-Agency Mortgage-Backed Securities (Cost $120,863)			111,299

ASSET-BACKED SECURITIES 27.9%
Aames Mortgage Investment Trust 6.140% due 07/25/2035 •		756	751
Adagio CLO DAC 3.897% due 10/15/2031 •	EUR	3,300	3,532
American Express Credit Account Master Trust 4.870% due 05/15/2028		$2,700	2,687
Apex Credit CLO Ltd. 7.110% due 09/20/2029 •		3,400	3,324
Ares European CLO DAC 3.837% due 10/15/2030 •	EUR	5,962	6,384
Armada Euro CLO DAC 3.897% due 07/15/2031 •		8,196	8,750
Asset-Backed Funding Certificates Trust 5.280% due 01/25/2037 •		$1,762	1,227
Asset-Backed Securities Corp. Home Equity Loan Trust 6.110% due 07/25/2035 «•		5	5
BA Credit Card Trust 4.790% due 05/15/2028		2,800	2,782
Bain Capital Euro CLO DAC 3.940% due 01/20/2032 •	EUR	3,480	3,713
Bear Stearns Asset-Backed Securities Trust
4.495% due 02/25/2036 •		$1,490	1,481
5.470% due 08/25/2036 •		302	288
Blackrock European CLO DAC 3.797% due 10/15/2031 •	EUR	3,200	3,412
BNC Mortgage Loan Trust 3.556% due 10/25/2036 •		$254	249
Cairn CLO DAC
3.842% due 04/30/2031 •	EUR	3,055	3,267
3.957% due 10/15/2031 •		2,200	2,353
Carlyle Euro CLO DAC
3.877% due 01/15/2031 •		1,892	2,021
4.213% due 08/15/2032 •		3,600	3,840
Carvana Auto Receivables Trust
4.680% due 02/10/2028		$2,900	2,806
5.640% due 01/15/2026		2,684	2,676
Citigroup Mortgage Loan Trust
5.210% due 07/25/2045 •		81	56
5.470% due 12/25/2036 •		2,150	1,208
5.600% due 10/25/2036 •		554	549
Citizens Auto Receivables Trust
6.016% due 07/15/2026		2,300	2,295
6.130% due 07/15/2026		2,700	2,697
Countrywide Asset-Backed Certificates Trust
3.729% due 05/25/2036 •		1,610	1,553
5.290% due 06/25/2037 •		651	601
5.290% due 06/25/2047 ^•		713	635
5.340% due 11/25/2037 •		112	103
5.400% due 06/25/2047 •		821	789
5.670% due 12/25/2036 ^•		2,502	2,344
5.690% due 03/25/2036 •		845	730
Credit-Based Asset Servicing & Securitization LLC 5.270% due 07/25/2037 •		5	3
CVC Cordatus Loan Fund DAC
3.827% due 10/15/2031 •	EUR	5,900	6,317
4.156% due 09/15/2031 •		2,299	2,456
Euro-Galaxy CLO DAC 3.831% due 04/24/2034 •		2,300	2,444
Exeter Automobile Receivables Trust
6.040% due 07/15/2026		$600	599
6.110% due 09/15/2025		2,100	2,100
Fieldstone Mortgage Investment Trust 5.885% due 12/25/2035 •		2,128	2,080
Fremont Home Loan Trust
5.350% due 08/25/2036 •		84	28
5.490% due 02/25/2036 •		1,172	1,109
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,800	1,792
6.270% due 08/16/2027		3,800	3,792

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2023 (Unaudited)

GMF Canada Leasing Trust 5.458% due 04/21/2025	CAD	3,200	2,449
Griffith Park CLO DAC 4.103% due 11/21/2031 •	EUR	6,800	7,280
GSAA Home Equity Trust
3.690% due 03/25/2036 ~		$3,355	2,188
5.550% due 03/25/2037 •		4,136	1,268
GSAMP Trust
5.380% due 01/25/2037 •		2,700	2,185
5.450% due 08/25/2036 •		712	696
5.840% due 11/25/2035 •		1,164	1,145
6.470% due 12/25/2034 ^•		992	803
Halseypoint CLO Ltd. 6.690% due 07/20/2031 •		1,300	1,282
Harvest CLO DAC
1.040% due 07/15/2031	EUR	1,000	995
3.817% due 10/15/2031 •		2,100	2,237
3.880% due 10/20/2031 •		5,000	5,345
3.937% due 07/15/2031 •		7,900	8,413
Home Equity Loan Trust 5.490% due 04/25/2037 •		$5,300	4,376
Home Equity Mortgage Loan Asset-Backed Trust 6.215% due 08/25/2035 •		2,000	1,858
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 4.415% due 11/25/2034 «•		163	154
JP Morgan Mortgage Acquisition Trust 5.360% due 10/25/2036 •		24	23
Jubilee CLO DAC
3.777% due 04/15/2030 •	EUR	3,050	3,251
3.827% due 04/15/2031 •		1,400	1,492
KKR CLO Ltd.
6.202% due 07/18/2030 •		$1,972	1,954
6.862% due 07/18/2030 •		4,200	4,108
Laurelin DAC 3.920% due 10/20/2031	EUR	4,900	5,250
LCM LP 6.765% due 07/19/2027 •		$3,500	3,454
Long Beach Mortgage Loan Trust
5.590% due 02/25/2036 •		1,842	1,783
6.065% due 08/25/2035 •		1,700	1,501
M360 Ltd. 7.404% due 11/22/2038 •		3,100	3,018
Man GLG Euro CLO DAC 3.857% due 10/15/2030 •	EUR	806	864
Marlette Funding Trust
5.180% due 11/15/2032		$2,260	2,247
5.950% due 11/15/2032		2,000	1,978
6.070% due 04/15/2033		5,627	5,608
MASTR Specialized Loan Trust
5.670% due 02/25/2036 •		470	448
5.670% due 06/25/2046 •		1,559	1,483
Merrill Lynch Mortgage Investors Trust 5.370% due 08/25/2037 •		5,434	2,816
MF1 LLC 7.711% due 09/17/2037 •		3,000	3,005
MF1 Ltd. 6.817% due 02/19/2037 •		6,100	5,986
Morgan Stanley ABS Capital, Inc. Trust
5.250% due 07/25/2036 •		3	1
5.365% due 03/25/2037 •		13,604	5,611
5.470% due 09/25/2036 •		2,347	1,050
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 ^þ		3,565	1,212
Oportun Issuance Trust 5.940% due 10/09/2029		1,234	1,229
Option One Mortgage Loan Trust
5.250% due 07/25/2036 •		1,982	891
5.280% due 07/25/2037 •		2,492	1,601
5.290% due 01/25/2037 •		2,881	1,654
5.370% due 04/25/2037 •		2,216	1,576
5.370% due 05/25/2037 •		1,287	759
5.460% due 04/25/2037 •		270	153
Pagaya AI Debt Selection Trust 6.060% due 03/15/2030		7,673	7,641
Palmer Square European Loan Funding DAC 3.957% due 04/15/2031 •	EUR	5,445	5,838
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.875% due 02/25/2035 •		$6,262	5,507
Popular ABS Mortgage Pass-Through Trust 5.645% due 07/25/2036 •		2,359	2,207
PRET LLC
1.744% due 07/25/2051 þ		1,684	1,560
1.843% due 09/25/2051 þ		4,521	4,127
2.487% due 10/25/2051 þ		3,247	3,036
3.721% due 07/25/2051 þ		3,711	3,487

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2023 (Unaudited)

Ready Capital Mortgage Financing LLC 6.350% due 11/25/2036 •		900	881
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		3,588	1,319
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,475	1,303
4.320% due 09/25/2030		1,016	945
5.380% due 11/25/2030		3,534	3,458
Residential Asset Mortgage Products Trust 6.215% due 05/25/2035 •		2,300	2,152
Residential Asset Securities Corp. Trust 5.750% due 02/25/2036 •		187	185
Sculptor European CLO DAC 3.916% due 01/14/2032 •	EUR	8,600	9,219
Securitized Asset-Backed Receivables LLC Trust
5.630% due 07/25/2036 •		$947	391
5.650% due 05/25/2036 •		2,980	1,604
5.795% due 10/25/2035 •		1,296	1,074
Segovia European CLO DAC 4.080% due 07/20/2032 •	EUR	2,900	3,083
SG Mortgage Securities Trust 5.510% due 02/25/2036 •		$3,988	2,286
SMB Private Education Loan Trust 4.550% due 02/16/2055		4,700	4,363
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,278	2,098
Sound Point CLO Ltd. 6.235% due 07/25/2030 •		3,959	3,914
Soundview Home Loan Trust
5.270% due 11/25/2036 •		7	2
5.300% due 03/25/2037 •		307	286
5.320% due 07/25/2037 •		1,179	969
5.650% due 10/25/2036 •		3,073	2,869
5.990% due 08/25/2035 ^•		2,154	1,878
Specialty Underwriting & Residential Finance Trust 4.460% due 12/25/2036 •		620	581
Structured Asset Securities Corp. Mortgage Loan Trust 5.380% due 05/25/2047 •		737	699
Symphony Static CLO Ltd. 6.085% due 10/25/2029 •		1,657	1,639
TCI-Symphony CLO Ltd. 6.792% due 10/13/2032 •		4,900	4,789
Tikehau CLO DAC 4.144% due 08/04/2034 •	EUR	4,400	4,692
Upstart Pass-Through Trust Series 3.800% due 04/20/2030		$2,520	2,404
Venture CLO Ltd.
6.270% due 04/20/2029 •		1,627	1,625
6.699% due 07/30/2032 •		3,500	3,409
7.049% due 07/30/2032 •		4,200	4,037
Veros Auto Receivables Trust 7.120% due 11/15/2028		4,605	4,597

Total Asset-Backed Securities (Cost $333,464)			306,662

SOVEREIGN ISSUES 0.4%
Argentina Government International Bond
1.000% due 07/09/2029		248	81
3.500% due 07/09/2041 þ		7,350	2,367
Brazil Government International Bond 4.750% due 01/14/2050		1,954	1,443
Russia Government International Bond
5.250% due 06/23/2047 ^(c)		200	89
5.250% due 06/23/2047 ^«(c)		200	12

Total Sovereign Issues (Cost $6,010)			3,992

SHORT-TERM INSTRUMENTS 73.8%
COMMERCIAL PAPER 6.5%
Amcor Flexibles North America, Inc.
5.430% due 07/20/2023		600	598
5.450% due 07/11/2023		250	250
Ameren Corp. 5.400% due 07/24/2023		250	249
American Electric Power Co., Inc.
5.430% due 07/10/2023		1,200	1,198
5.440% due 08/07/2023		250	249
5.480% due 08/01/2023		1,350	1,343
Bacardi Martini BV 5.900% due 07/19/2023		500	499
Conagra Brands, Inc.
5.600% due 07/20/2023		900	897
5.750% due 07/05/2023		2,600	2,598
5.750% due 07/06/2023		1,750	1,748

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2023 (Unaudited)

Consolidated Edison Co. of New York, Inc.
5.420% due 07/17/2023	1,200	1,197
5.430% due 07/25/2023	550	548
Constellation Brands, Inc.
5.590% due 07/03/2023	500	500
5.590% due 07/05/2023	350	350
5.610% due 07/11/2023	650	649
Constellation Energy Corp. 5.300% due 07/13/2023	250	249
CVS Corp. 5.280% due 07/06/2023	250	250
Daimler Truck Finance North America LLC 5.350% due 07/21/2023	1,100	1,097
Dominion Resources, Inc.
5.400% due 07/19/2023	400	399
5.430% due 07/31/2023	250	249
5.520% due 08/18/2023	1,050	1,042
Duke Energy Corp. 5.400% due 08/08/2023	350	348
Electricite de France SA
5.510% due 08/04/2023	3,950	3,929
5.570% due 07/14/2023	1,450	1,447
Enbridge (US), Inc.
5.400% due 07/12/2023	3,850	3,843
5.450% due 07/26/2023	300	299
5.450% due 07/27/2023 (a)	250	249
5.470% due 07/20/2023	250	249
Enel Finance America LLC
5.450% due 07/06/2023	250	250
5.450% due 07/24/2023	350	349
5.450% due 08/07/2023 (a)	350	348
Entergy Corp.
5.380% due 07/14/2023	250	249
5.400% due 07/11/2023	2,600	2,596
Global Payments, Inc.
5.930% due 07/21/2023	1,400	1,395
5.930% due 07/28/2023	350	348
5.950% due 07/07/2023	250	250
Haleon UK Capital PLC
5.500% due 08/07/2023 (a)	850	845
5.500% due 08/08/2023 (a)	750	746
Humana, Inc.
5.450% due 07/18/2023	250	249
5.450% due 07/19/2023	1,250	1,246
International Flavors & Fragrances, Inc.
6.000% due 07/03/2023	1,750	1,749
6.000% due 07/28/2023	250	249
6.050% due 07/27/2023 (a)	250	249
Keurig Dr Pepper, Inc. 5.350% due 07/20/2023	400	399
Leidos, Inc. 5.900% due 07/10/2023	1,100	1,098
LSEGA Financing PLC 5.430% due 07/25/2023	650	647
Marriott International 5.420% due 07/18/2023	2,300	2,294
Mondelez International, Inc.
5.370% due 07/25/2023	3,050	3,039
5.430% due 08/01/2023	800	796
NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023	500	499
Quanta Services, Inc.
5.900% due 07/05/2023	550	550
5.900% due 07/10/2023	750	749
5.900% due 07/12/2023	2,100	2,096
5.900% due 07/17/2023	250	249
Raytheon Technologies Corp.
5.410% due 07/17/2023	250	249
5.450% due 07/12/2023	2,600	2,595
Republic Services, Inc. 5.250% due 07/05/2023	450	450
S&P Global, Inc. 5.400% due 07/06/2023	2,800	2,798
Targa Resources Corp. 5.950% due 07/20/2023	500	499
Thomson Reuters Corp.
5.450% due 07/05/2023	2,650	2,648
5.500% due 07/19/2023	1,450	1,446
VW Credit, Inc.
5.400% due 07/21/2023	1,250	1,246
5.400% due 07/24/2023	900	897
5.400% due 07/25/2023	800	797
5.430% due 07/27/2023	1,250	1,245
5.430% due 08/01/2023	1,150	1,144
Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (a)	1,100	1,099

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2023 (Unaudited)

5.850% due 07/10/2023 (a)	1,700	1,697
6.000% due 07/05/2023	2,550	2,548

		71,415

REPURCHASE AGREEMENTS (i) 66.5%		730,900

SHORT-TERM NOTES 0.1%
Toyota Auto Receivables Owner Trust 4.842% due 01/15/2024	1,379	1,379

U.S. TREASURY BILLS 0.7%
5.450% due 08/24/2023 (d)(e)	7,821	7,762

Total Short-Term Instruments (Cost $811,487)		811,456

Total Investments in Securities (Cost $1,556,042)		1,504,284

	SHARES
INVESTMENTS IN AFFILIATES 4.6%
SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short Asset Portfolio	5,196,163	50,065
PIMCO Short-Term Floating NAV Portfolio III	17,162	167

Total Short-Term Instruments (Cost $52,137)		50,232

Total Investments in Affiliates (Cost $52,137)		50,232

Total Investments 141.4% (Cost $1,608,179)		$1,554,516
Financial Derivative Instruments (j)(l) 1.1%(Cost or Premiums, net $7,890)		11,830
Other Assets and Liabilities, net (42.5)%		(467,016)

Net Assets 100.0%		$1,099,330

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Payment in-kind security.
(c)								Security is not accruing income as of the date of this report.
(d)								Coupon represents a weighted average yield to maturity.
(e)								Zero coupon security.
(f)								Principal amount of security is adjusted for inflation.
(g)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)								Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.080%	07/03/2023	07/05/2023	$336,600	U.S. Treasury Notes 3.250% due 06/30/2029			$(343,159)	$336,600	$336,600
BRC	5.180	06/30/2023	07/03/2023	326,000	U.S. Treasury Bonds 2.250% - 2.375% due 02/15/2042 - 08/15/2046			(335,892)	326,000	326,141
FICC	5.010	06/30/2023	07/03/2023	22,300	U.S. Treasury Notes 2.875% due 04/30/2029			(22,746)	22,300	22,309
SAL	5.130	06/30/2023	07/03/2023	28,100	U.S. Treasury Notes 0.250% due 07/31/2025			(28,690)	28,100	28,112
TDM	5.160	06/30/2023	07/03/2023	17,900	U.S. Treasury Notes 0.250% due 05/31/2025			(18,283)	17,900	17,908

Total Repurchase Agreements								$(748,770)	$730,900	$731,070

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(82) at a weighted average interest rate of 5.100%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures					$110.750	07/21/2023	5	$5	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures					113.750	07/21/2023	5	5	(1)	(1)

Total Written Options									$(2)	$(2)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini Russell 2000 Index September Futures				09/2023	3,936	$374,648		$1,761	$1,102	$0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2023 (Unaudited)

U.S. Treasury 2-Year Note September Futures	09/2023	279	56,733	(521)	0	(9)
U.S. Treasury 10-Year Note September Futures	09/2023	339	38,058	(603)	48	0
U.S. Treasury Long-Term Bond September Futures	09/2023	243	30,838	93	182	0

$730	$1,332	$(9)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2023	284	$(30,415)	$621	$0	$0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	293	(39,912)	(463)	0	(366)

$158	$0	$(366)

Total Futures Contracts	$888	$1,332	$(375)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.744%	$1,700	$27	$(14)	$13	$2	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	500	(3)	4	1	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.978	EUR	800	(4)	5	1	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.576	$1,400	9	8	17	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	200	2	0	2	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.301	2,520	500	(202)	298	2	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	2,985	359	66	425	7	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.979	EUR	3,400	(486)	488	2	2	0

$404	$355	$759	$14	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,956	$(145)	$14	$(131)	$10	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	1	(2)	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	1,300	(109)	56	(53)	3	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	2,100	(155)	56	(99)	5	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	1,782	5	55	60	13	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	15,500	21	440	461	116	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	900	20	(7)	13	1	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	3,200	78	(29)	49	3	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	800	18	(6)	12	1	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	400	4	2	6	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	19,400	211	79	290	25	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	99,800	942	587	1,529	134	0

$887	$1,248	$2,135	$311	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	0.000%	Quarterly	07/21/2023	$54,100	$0	$(748)	$(748)	$0	$(25)
Pay	1-Day USD-SOFR Compounded-OIS	0.000	Quarterly	09/20/2023	17,000	0	(243)	(243)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	83,500	159	(1,843)	(1,684)	22	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	0.527	Semi-Annual	03/15/2026	43,100	(72)	(4,048)	(4,120)	18	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	12/15/2026	53,900	(3,427)	5,714	2,287	0	(26)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2027	16,500	543	(2,243)	(1,700)	4	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		21,300	350	288	638	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		9,800	(109)	77	(32)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030		52,100	2,188	(10,848)	(8,660)	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		18,400	488	300	788	0	(20)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		7,300	(50)	61	11	0	(11)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		62,600	409	10,826	11,235	0	(94)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		58,300	5,978	2,197	8,175	0	(100)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,400	(54)	(288)	(342)	18	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	0.841	Semi-Annual	11/15/2045		7,700	(362)	(2,910)	(3,272)	47	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	0.845	Semi-Annual	11/15/2045		11,400	(526)	(4,310)	(4,836)	70	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		7,400	1,719	260	1,979	0	(63)
Receive	3-Month USD-LIBOR	0.000	Quarterly	07/21/2023		54,100	0	741	741	24	0
Pay	3-Month USD-LIBOR	0.841	Semi-Annual	08/15/2023		7,700	0	(91)	(91)	0	(3)
Pay	3-Month USD-LIBOR	0.845	Semi-Annual	08/15/2023		11,400	0	(134)	(134)	0	(4)
Pay	3-Month USD-LIBOR	0.527	Semi-Annual	09/15/2023		43,100	0	(511)	(511)	0	(18)
Receive	3-Month USD-LIBOR	1.063	Semi-Annual	09/15/2023		62,600	0	573	573	23	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	09/16/2023		10,500	0	120	120	4	0
Pay	3-Month USD-LIBOR	0.000	Quarterly	09/17/2023		52,100	0	(733)	(733)	0	(24)
Pay	3-Month USD-LIBOR	1.250	Semi-Annual	09/17/2023		16,500	0	(181)	(181)	0	(6)
Receive	3-Month USD-LIBOR	0.000	Quarterly	09/20/2023		17,000	0	244	244	8	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	20,500	(146)	179	33	0	(130)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		9,100	81	(55)	26	64	0

							$7,169	$(7,606)	$(437)	$345	$(545)

Total Swap Agreements							$8,460	$(6,003)	$2,457	$670	$(545)

(k)	Securities with an aggregate market value of $27,984 and cash of $20,750 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2023			$14,815		MXN	272,746	$1,079		$0
		09/2023		HKD	1,138		$146		0		0
BPS		07/2023		JPY	39,721		286		11		0
		10/2023			$164		ZAR	3,057	0		(4)
CBK		07/2023		MXN	81		$5		0		0
		07/2023			$2,582		GBP	2,059	33		0
		08/2023			4,404		EUR	4,041	24		(9)
DUB		07/2023		BRL	15,902		$2,935		0		(386)
		07/2023			$3,300		BRL	15,902	21		0
GLM		07/2023		BRL	15,952		$3,310		0		(21)
		07/2023			$3,304		BRL	15,952	28		0
		09/2023		BRL	16,129		$3,304		0		(27)
JPM		07/2023			$95		JPY	13,527	0		(1)
		08/2023		EUR	1,004		$1,086		0		(12)
		08/2023		JPY	13,469		94		1		0
		10/2023		MXN	276,148		15,728		0		(97)
MBC		07/2023		CAD	3,201		2,398		0		(18)
		07/2023		GBP	10,793		13,360		0		(347)
		08/2023		EUR	108,379		119,593		1,086		0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2023 (Unaudited)

MYI	07/2023	$1,718	GBP	1,386	42	0
RBC	07/2023	62	MXN	1,184	8	0
08/2023	MXN	1,922	$111	0	0
SCX	08/2023	CNH	657	96	5	0
08/2023	$91	CNH	627	0	(5)
SSB	09/2023	2,580	BRL	13,080	121	0
TOR	07/2023	2,419	CAD	3,201	1	(4)
07/2023	9,337	GBP	7,348	0	(5)
07/2023	182	JPY	26,192	0	0
08/2023	CAD	3,200	$2,419	4	(1)
08/2023	GBP	7,348	9,339	5	0
08/2023	JPY	26,082	182	0	0
UAG	07/2023	TRY	5,200	226	27	0
08/2023	$43	ZAR	818	1	0

Total Forward Foreign Currency Contracts	$2,497	$(937)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	1,000	$(4)	$(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	1,000	(4)	(3)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	900	(3)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	900	(3)	(3)

Total Written Options	$(14)	$(14)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$2,128	$(554)	$469	$0	$(85)

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	RU20INTR Index	5,308	4.900% (1-Month USD-LIBOR less a specified spread)	Monthly	08/02/2023	$53,052	$0	$(208)	$0	$(208)
Receive	RU20INTR Index	5,307	4.980% (1-Month USD-LIBOR less a specified spread)	Monthly	11/01/2023	53,042	0	(211)	0	(211)
CBK	Receive	RU20INTR Index	4,219	4.970% (1-Month USD-LIBOR less a specified spread)	Monthly	09/06/2023	41,474	0	677	677	0
MYI	Receive	RU20INTR Index	232	5.110% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	2,319	0	(28)	0	(28)
Receive	RU20INTR Index	19,749	5.100% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/07/2024	191,241	0	1,764	1,764	0
RBC	Receive	RU20INTR Index	37,743	5.120% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/10/2024	360,419	0	7,295	7,295	0

$0	$9,289	$9,736	$(447)

Total Swap Agreements	$(554)	$9,758	$9,736	$(532)

(m)

Securities with an aggregate market value of $270 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2023 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$36,380	$0	$36,380
Industrials	0	26,728	0	26,728
Utilities	0	1,950	0	1,950
U.S. Government Agencies	0	150,394	0	150,394
U.S. Treasury Obligations	0	55,423	0	55,423
Non-Agency Mortgage-Backed Securities	0	111,281	18	111,299
Asset-Backed Securities	0	306,503	159	306,662
Sovereign Issues	0	3,980	12	3,992
Short-Term Instruments
Commercial Paper	1,591	69,824	0	71,415
Repurchase Agreements	0	730,900	0	730,900
Short-Term Notes	0	1,379	0	1,379
U.S. Treasury Bills	0	7,762	0	7,762

	$1,591	$1,502,504	$189	$1,504,284
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,232	$0	$0	$50,232

Total Investments	$51,823	$1,502,504	$189	$1,554,516

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,102	900	0	2,002
Over the counter	0	12,233	0	12,233

	$1,102	$13,133	$0	$14,235
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(922)	0	(922)
Over the counter	0	(1,398)	(85)	(1,483)

	$0	$(2,320)	$(85)	$(2,405)

Total Financial Derivative Instruments	$1,102	$10,813	$(85)	$11,830

Totals	$52,925	$1,513,317	$104	$1,566,346

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Total Return ESG Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 135.7% ¤
CORPORATE BONDS & NOTES 38.3%
BANKING & FINANCE 21.7%
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		$6,800	$5,143
Asian Development Bank
4.700% due 03/12/2024	MXN	215,000	11,878
6.000% due 02/05/2026	BRL	54,800	10,636
6.550% due 01/26/2025	ZAR	192,000	9,774
Bank of America Corp. 0.981% due 09/25/2025 •		$12,700	11,937
Bank of Nova Scotia 0.650% due 07/31/2024		4,300	4,074
BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		1,300	1,154
3.099% due 01/01/2030		3,400	2,788
BNP Paribas SA 1.675% due 06/30/2027 •		10,000	8,822
Boston Properties LP
2.550% due 04/01/2032		3,200	2,415
6.500% due 01/15/2034		85	86
Brookfield Finance, Inc. 2.724% due 04/15/2031		17,900	14,677
Canadian Imperial Bank of Commerce 0.950% due 10/23/2025		8,700	7,900
Citigroup, Inc.
0.776% due 10/30/2024 •		5,800	5,698
1.281% due 11/03/2025 •		4,100	3,843
2.014% due 01/25/2026 •(g)		6,500	6,110
5.746% (SOFRRATE + 0.694%) due 01/25/2026 ~(g)		6,500	6,475
Community Preservation Corp. 2.867% due 02/01/2030		15,000	12,583
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,800	9,653
1.106% due 02/24/2027 •		8,200	7,253
Corp. Inmobiliaria Vesta SAB de CV 3.625% due 05/13/2031		10,000	8,334
CPI Property Group SA
1.625% due 04/23/2027	EUR	3,900	3,111
2.750% due 05/12/2026		3,600	3,198
2.750% due 01/22/2028	GBP	10,000	8,507
CTP NV 0.625% due 09/27/2026	EUR	6,500	5,735
Digital Dutch Finco BV 1.500% due 03/15/2030		4,300	3,689
Equitable Financial Life Global Funding 1.300% due 07/12/2026		$8,300	7,243
ERP Operating LP 4.150% due 12/01/2028		1,900	1,808
European Bank for Reconstruction & Development 1.625% due 09/27/2024		13,300	12,703
European Investment Bank
1.625% due 10/09/2029		5,650	4,897
2.375% due 05/24/2027		10,000	9,277
2.875% due 06/13/2025		10,500	10,099
3.300% due 02/03/2028	AUD	3,400	2,151
3.750% due 02/14/2033		$4,000	3,943
Globalworth Real Estate Investments Ltd. 2.950% due 07/29/2026	EUR	4,700	3,866
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		$6,200	5,706
HAT Holdings LLC 3.750% due 09/15/2030		675	530
Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	5,356
3.500% due 09/15/2030		3,100	2,630
HSBC USA, Inc. 5.625% due 03/17/2025		3,900	3,885
ING Groep NV
1.400% due 07/01/2026 •		6,300	5,739
4.625% due 01/06/2026		5,300	5,171
International Bank for Reconstruction & Development 5.310% due 02/05/2026	ZAR	126,000	6,172

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

International Finance Corp. 8.000% due 10/09/2023	IDR	150,000,000	10,048
JPMorgan Chase & Co.
0.563% due 02/16/2025 •		$13,800	13,323
0.653% due 09/16/2024 •		12,600	12,454
0.768% due 08/09/2025 •		8,300	7,820
Kilroy Realty LP 2.650% due 11/15/2033		7,900	5,363
Low Income Investment Fund
3.386% due 07/01/2026		1,700	1,598
3.711% due 07/01/2029		4,300	3,860
Manulife Financial Corp. 3.703% due 03/16/2032		12,000	10,917
Mitsubishi UFJ Financial Group, Inc. 6.029% (SOFRRATE + 0.940%) due 02/20/2026 ~		3,100	3,105
Mizuho Financial Group, Inc.
0.956% due 10/16/2024	EUR	2,200	2,308
3.922% due 09/11/2024 •		$2,900	2,886
5.079% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	5,000	3,330
5.778% due 07/06/2029 (b)		$3,500	3,511
Norinchukin Bank
2.080% due 09/22/2031		12,000	9,653
5.430% due 03/09/2028		4,400	4,441
NTT Finance Corp.
4.142% due 07/26/2024		2,600	2,560
4.239% due 07/25/2025		3,400	3,309
Piedmont Operating Partnership LP 3.150% due 08/15/2030		12,400	9,069
PNC Financial Services Group, Inc. 4.758% due 01/26/2027 •		4,300	4,205
Principal Life Global Funding 1.250% due 08/16/2026		5,800	5,062
Reliance Standard Life Global Funding 3.850% due 09/19/2023		2,800	2,783
Shriram Finance Ltd. 4.400% due 03/13/2024		8,200	8,024
Standard Chartered PLC 1.214% due 03/23/2025 •		12,500	12,023
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029		5,000	4,269
Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027		13,000	11,960
5.500% due 03/09/2028		3,600	3,636
Visa, Inc. 0.750% due 08/15/2027		4,100	3,556
WP Carey, Inc. 2.450% due 02/01/2032		7,600	5,958

			437,680

INDUSTRIALS 5.9%
Ardagh Metal Packaging Finance USA LLC 3.000% due 09/01/2029	EUR	9,100	7,417
Autodesk, Inc. 2.400% due 12/15/2031		$5,000	4,095
California Endowment 2.498% due 04/01/2051		6,900	4,431
Continental Wind LLC 6.000% due 02/28/2033		4,812	4,866
Doris Duke Charitable Foundation 2.345% due 07/01/2050		12,500	7,634
Ford Foundation 2.815% due 06/01/2070		7,975	4,937
General Mills, Inc. 6.270% (US0003M + 1.010%) due 10/17/2023 ~		600	601
Hyundai Capital America 5.800% due 06/26/2025		3,300	3,295
John D & Catherine T MacArthur Foundation 1.299% due 12/01/2030		13,400	10,395
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		5,628	4,753
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		13,600	10,578
Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	4,758
Massachusetts Higher Education Assistance Corp. 2.673% due 07/01/2031		4,400	3,473
Mather Foundation 2.675% due 10/01/2031		9,600	7,987
NXP BV 5.000% due 01/15/2033		5,000	4,804
ReNew Power Pvt Ltd. 5.875% due 03/05/2027		3,754	3,519
S&P Global, Inc. 2.700% due 03/01/2029		2,200	1,982

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

SCE Recovery Funding LLC 4.697% due 06/15/2042		2,200	2,145
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	10,000	9,484
Weir Group PLC 2.200% due 05/13/2026		$19,000	17,028
Wipro IT Services LLC 1.500% due 06/23/2026		1,550	1,383

			119,565

UTILITIES 10.7%
Adani Green Energy UP Ltd. 6.250% due 12/10/2024		6,250	5,999
AES Corp.
1.375% due 01/15/2026		2,000	1,787
2.450% due 01/15/2031		9,500	7,684
Avangrid, Inc.
3.150% due 12/01/2024		12,130	11,641
3.200% due 04/15/2025		6,300	5,994
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		2,000	2,048
Clearway Energy Operating LLC 4.750% due 03/15/2028		4,000	3,694
DTE Electric Co. 1.900% due 04/01/2028		14,350	12,567
Duke Energy Carolinas LLC
2.850% due 03/15/2032		3,500	2,978
3.950% due 11/15/2028		3,000	2,868
Duke Energy Florida LLC
2.400% due 12/15/2031		8,500	6,988
2.500% due 12/01/2029		4,900	4,235
EDP Finance BV
1.710% due 01/24/2028		9,000	7,705
6.300% due 10/11/2027		2,000	2,054
Electricite de France SA 3.625% due 10/13/2025		3,600	3,460
Empresa Generadora de Electricidad Haina SA 5.625% due 11/08/2028		5,000	4,467
Enel Finance International NV
1.375% due 07/12/2026		5,600	4,946
1.875% due 07/12/2028		2,700	2,267
2.250% due 07/12/2031		500	392
4.625% due 06/15/2027		5,700	5,521
5.000% due 06/15/2032		5,700	5,393
India Green Energy Holdings 5.375% due 04/29/2024		4,700	4,596
MidAmerican Energy Co.
3.150% due 04/15/2050		7,900	5,541
3.650% due 04/15/2029		6,000	5,578
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		9,100	6,951
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		17,300	14,842
2.200% due 12/02/2026	AUD	10,300	6,196
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		$14,500	11,610
Pacific Gas & Electric Co. 6.700% due 04/01/2053		8,600	8,451
Pattern Energy Operations LP 4.500% due 08/15/2028		3,000	2,743
Public Service Electric & Gas Co. 3.100% due 03/15/2032		8,400	7,349
ReNew Wind Energy AP2 4.500% due 07/14/2028		5,000	4,266
Solar Star Funding LLC 5.375% due 06/30/2035		5,210	5,138
Southern California Edison Co.
2.500% due 06/01/2031		100	83
2.750% due 02/01/2032		14,700	12,307
3.650% due 06/01/2051		1,900	1,413
Southern Power Co. 0.900% due 01/15/2026		10,000	8,966
Verizon Communications, Inc. 2.850% due 09/03/2041		5,800	4,130

			214,848

Total Corporate Bonds & Notes (Cost $889,106)			772,093

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.3%
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.190% due 06/01/2037		2,000	1,871

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

California Municipal Finance Authority Revenue Bonds, Series 2020 2.877% due 11/01/2035	2,100	1,651
San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
2.082% due 11/01/2024	520	497
2.483% due 11/01/2027	850	775
2.533% due 11/01/2028	1,000	898

		5,692

MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2022 3.504% due 04/01/2052	3,100	2,505

NEW YORK 0.1%
New York City Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027	200	172
1.477% due 11/01/2027	300	255
1.577% due 05/01/2028	500	419
1.677% due 11/01/2028	875	725

		1,571

Total Municipal Bonds & Notes (Cost $11,445)		9,768

U.S. GOVERNMENT AGENCIES 53.0%
Fannie Mae
2.348% due 01/25/2031 ~(a)	45,209	3,893
2.444% due 10/25/2029	14,800	13,160
2.937% due 06/25/2029	10,668	9,766
3.000% due 05/01/2028	1,400	1,323
3.598% due 01/01/2035 •	36	35
3.714% due 08/01/2035 •	56	55
3.951% due 09/01/2034 •	19	19
3.956% due 09/01/2035 •	8	8
4.000% due 12/01/2052 - 07/01/2053	14,575	13,688
4.010% due 12/01/2028	7,896	7,616
4.082% due 05/25/2035 ~	20	20
4.094% due 09/01/2037 •	5	5
4.244% due 07/01/2035 •	103	102
4.284% due 04/01/2038 •	23	23
4.307% due 03/01/2033 •	1	1
4.449% due 06/25/2055 •	690	673
4.500% due 07/01/2052 - 06/01/2053	31,191	30,008
4.944% due 07/01/2044 •	20	20
4.979% due 04/01/2038 •	8	8
5.000% due 02/01/2053 - 05/01/2053	2,856	2,800
5.036% due 07/25/2037 •	105	102
5.152% due 04/01/2038 •	5	5
5.276% due 07/01/2034 •	1	1
5.400% due 05/25/2037 •	3	3
5.510% due 03/25/2037 •	8	7
5.837% due 08/01/2035 •	125	124
6.000% due 08/01/2032	2	2
6.500% due 06/25/2044	19	19
7.500% due 02/01/2027	8	8
Fannie Mae, TBA
6.000% due 08/01/2053	15,600	15,735
6.500% due 07/01/2053	9,400	9,598
Freddie Mac
0.826% due 02/25/2031	1,210	1,017
1.147% due 08/25/2029 ~(a)	24,671	1,155
1.254% due 09/25/2030 ~(a)	61,004	3,807
1.783% due 06/25/2034	15,000	11,821
2.875% due 04/25/2026	9,500	8,966
2.939% due 04/25/2029	9,500	8,665
3.500% due 12/01/2047 - 05/01/2048	18,420	17,048
4.000% due 08/01/2030 - 06/01/2053	8,526	8,018
4.256% due 12/15/2042 •	2,813	2,729
4.367% due 08/15/2032 ~	5	5
4.495% due 04/01/2038 •	5	5
4.500% due 02/01/2029 - 06/01/2053	19,207	18,481
4.629% due 07/01/2030 •	2	2
5.000% due 10/01/2039 - 06/01/2053	42,736	41,900
5.500% due 01/01/2034 - 01/01/2039	213	219
5.903% due 10/15/2037 •	6	6
6.000% due 09/01/2027 - 05/01/2040	817	847
6.500% due 05/15/2032	719	731
7.000% due 02/15/2027 - 07/01/2029	73	73
7.500% due 09/01/2025	1	1
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 09/20/2023 - 08/20/2025 ~	3	3
2.625% due 07/20/2027 - 08/20/2027 •	4	4
2.750% (H15T1Y + 1.500%) due 10/20/2024 - 10/20/2025 ~	10	10
2.750% due 12/20/2026 •	1	1
2.887% due 10/20/2043 •	1,135	1,090

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

2.906% due 05/20/2047 •	373	349
3.500% due 08/15/2045 - 08/20/2049	16,672	15,598
3.625% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	4	4
3.625% due 02/20/2032 •	89	88
4.000% due 09/20/2040 - 07/20/2048	20,285	19,324
4.646% due 11/20/2067 •	1,471	1,469
4.989% due 09/20/2066 •	2,731	2,714
5.000% due 03/15/2033 - 05/15/2042	247	249
5.394% due 02/20/2066 •	305	304
5.431% due 06/20/2067 •	2,553	2,549
5.616% due 06/20/2067 •	1,575	1,573
5.674% due 05/20/2066 •	156	156
5.694% due 05/20/2065 •	618	612
6.000% due 04/15/2037	31	31
6.464% due 04/20/2067 •	1,242	1,236
7.000% due 02/20/2032	3	3
Ginnie Mae, TBA
4.000% due 07/01/2053	2,000	1,906
5.000% due 07/01/2053	3,000	2,964
Tennessee Valley Authority 1.500% due 09/15/2031	7,800	6,308
U.S. Small Business Administration
5.130% due 09/01/2023	2	2
5.520% due 06/01/2024	21	21
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	8,818	7,526
3.000% due 04/01/2034 - 07/01/2052	32,279	28,696
3.500% due 10/01/2025 - 03/01/2047	961	891
4.000% due 10/01/2024 - 12/01/2052	30,623	28,802
4.500% due 10/01/2023 - 06/01/2042	103	101
5.000% due 02/01/2038 - 04/01/2053	8,621	8,454
5.500% due 08/01/2023 - 07/01/2041	5,904	6,029
6.000% due 09/01/2028 - 09/01/2039	738	761
6.500% due 01/01/2026 - 01/01/2029	2	2
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2053 - 08/01/2053	314,600	277,247
3.500% due 07/01/2053 - 08/01/2053	267,700	244,126
4.000% due 08/01/2053	48,100	45,182
4.500% due 08/01/2053	33,050	31,793
5.000% due 08/01/2053 - 09/01/2053	27,800	27,249
5.500% due 08/01/2053	68,700	68,362

Total U.S. Government Agencies (Cost $1,094,106)		1,068,112

U.S. TREASURY OBLIGATIONS 18.0%
U.S. Treasury Bonds
1.375% due 11/15/2040	47,800	32,019
1.375% due 08/15/2050 (j)	1,400	814
1.750% due 08/15/2041	24,400	17,160
2.000% due 11/15/2041 (j)(l)	4,000	2,931
2.000% due 02/15/2050	9,200	6,312
2.250% due 08/15/2049	400	291
2.250% due 02/15/2052	34,500	24,946
2.375% due 02/15/2042	21,700	16,905
2.500% due 02/15/2045 (j)(l)	1,900	1,472
2.875% due 05/15/2043 (j)(l)	3,900	3,265
2.875% due 08/15/2045 (j)(l)	1,500	1,239
2.875% due 05/15/2049	8,900	7,363
2.875% due 05/15/2052	3,400	2,819
3.000% due 05/15/2042 (j)(l)	700	602
3.000% due 11/15/2044 (l)	2,100	1,778
3.000% due 05/15/2045	22,700	19,187
3.000% due 02/15/2049	500	423
3.125% due 08/15/2044 (l)	3,200	2,771
3.250% due 05/15/2042	97,900	87,410
3.375% due 08/15/2042	23,900	21,705
3.375% due 05/15/2044 (j)	1,500	1,353
3.625% due 02/15/2044	2,200	2,062
3.750% due 11/15/2043 (j)(l)	7,600	7,268
4.000% due 11/15/2042	8,800	8,748
3.125% due 02/15/2043	12,100	10,559
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2031	20,149	17,876
0.125% due 01/15/2032	5,582	4,916
0.125% due 02/15/2051	1,165	779
0.250% due 02/15/2050	3,776	2,644
0.625% due 07/15/2032	2,924	2,689
0.625% due 02/15/2043	924	759
0.750% due 02/15/2045	11,595	9,593
0.875% due 02/15/2047	1,885	1,583
1.000% due 02/15/2049	1,326	1,142
1.250% due 04/15/2028	6,574	6,364
1.375% due 02/15/2044	2,734	2,577
1.500% due 02/15/2053	4,695	4,563
U.S. Treasury Notes
3.875% due 05/15/2043	15,600	15,225

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

2.875% due 05/15/2032		9,868	9,151

Total U.S. Treasury Obligations (Cost $422,611)			361,263

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.9%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		809	701
BAMLL Commercial Mortgage Securities Trust 6.243% due 09/15/2038 •		6,000	5,477
Banc of America Mortgage Trust 6.000% due 05/25/2037		1,227	960
BCAP LLC Trust 4.590% due 03/26/2037 þ		76	74
Bear Stearns Structured Products, Inc. Trust 3.484% due 12/26/2046 ^~		304	229
Beast Mortgage Trust 6.243% due 03/15/2036 •		7,500	6,564
Beneria Cowen & Pritzer Collateral Funding Corp. 5.992% due 06/15/2038 •		12,621	11,300
BSREP Commercial Mortgage Trust 6.144% due 08/15/2038 •		20,395	18,502
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 04/25/2037 •		2,314	675
DBWF Mortgage Trust 6.276% due 12/19/2030 •		1,000	987
DC Office Trust 2.965% due 09/15/2045		21,900	17,348
DOLP Trust 2.956% due 05/10/2041		8,600	6,758
DROP Mortgage Trust 6.343% due 10/15/2043 •		12,850	11,722
Extended Stay America Trust 6.274% due 07/15/2038 •		19,371	19,025
GCT Commercial Mortgage Trust 5.993% due 02/15/2038 •		8,100	6,947
Gemgarto PLC 5.479% due 12/16/2067 •	GBP	4,100	5,188
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		$5,300	4,092
GSMPS Mortgage Loan Trust 5.550% due 04/25/2036 •		1,103	906
GSR Mortgage Loan Trust 3.575% due 03/25/2047 ^~		985	643
IndyMac Adjustable Rate Mortgage Trust 3.544% due 01/25/2032 «~		1	1
IndyMac INDX Mortgage Loan Trust 3.359% due 01/25/2036 ^~		425	366
JP Morgan Chase Commercial Mortgage Securities Trust
5.953% due 06/15/2038 •		13,105	12,727
6.061% due 04/15/2038 •		10,772	10,607
JP Morgan Mortgage Trust 6.500% due 07/25/2036 ^		2,005	809
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		5,800	4,313
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		562	519
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/2048		1,387	1,347
Morgan Stanley Capital Trust 6.362% due 12/15/2038 •		1,800	1,697
MortgageIT Mortgage Loan Trust 5.610% due 04/25/2036 •		554	514
One New York Plaza Trust 6.143% due 01/15/2036 •		9,600	9,111
Residential Accredit Loans, Inc. Trust 5.530% due 07/25/2036 •		881	758
SFO Commercial Mortgage Trust 6.343% due 05/15/2038 •		23,500	20,618
SLG Office Trust 0.258% due 07/15/2041 ~(a)		156,137	2,386
Starwood Mortgage Trust 6.243% due 04/15/2034 •		11,500	11,286
Structured Asset Mortgage Investments Trust 5.410% due 03/25/2037 •		572	192
SUMIT Mortgage Trust
2.789% due 02/12/2041		10,200	7,910
2.850% due 02/12/2041		1,700	1,270
Thornburg Mortgage Securities Trust 3.442% due 10/25/2046 •		368	348
VASA Trust 6.093% due 07/15/2039 •		16,400	14,462
WaMu Mortgage Pass-Through Certificates Trust
3.633% due 12/25/2036 ^~		475	412

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

4.156% due 03/25/2037 ~		492	450

Total Non-Agency Mortgage-Backed Securities (Cost $248,838)			220,201

ASSET-BACKED SECURITIES 5.9%
Bear Stearns Asset-Backed Securities Trust
4.807% due 05/25/2035 •		693	689
5.470% due 08/25/2036 •		207	197
College Avenue Student Loans LLC 6.350% due 12/26/2047 •		926	913
Countrywide Asset-Backed Certificates Trust 5.380% due 05/25/2037 •		1,861	1,727
First Help Financial LLC
4.430% due 01/18/2028		7,013	6,843
6.570% due 06/15/2028		3,200	3,170
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		8,979	6,912
2.700% due 01/20/2049		4,317	3,464
4.000% due 04/20/2049		6,780	5,951
5.520% due 02/22/2055		3,189	3,045
GSAMP Trust 5.220% due 12/25/2036 •		253	124
Hertz Vehicle Financing LLC
5.490% due 06/25/2027		5,000	4,938
5.570% due 09/25/2029		3,000	2,958
HSI Asset Loan Obligation Trust 4.194% due 12/25/2036 •		202	65
JP Morgan Mortgage Acquisition Corp. 2.810% due 10/25/2035 ^•		1,255	1,220
LCM LP 6.290% due 10/20/2027 •		427	427
Lehman XS Trust 5.058% due 01/25/2036 ^þ		2,805	2,605
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		11,433	8,316
MF1 Ltd. 6.417% due 02/19/2037 •		7,731	7,559
Morgan Stanley ABS Capital, Inc. Trust
5.280% due 01/25/2037 •		2,649	1,215
5.450% due 06/25/2036 •		552	466
6.400% due 07/25/2037 •		400	335
Morgan Stanley IXIS Real Estate Capital Trust 5.300% due 11/25/2036 •		8,043	2,842
Morgan Stanley Mortgage Loan Trust 5.870% due 04/25/2037 •		267	79
Mosaic Solar Loan Trust
2.640% due 01/20/2053		10,565	9,029
5.910% due 11/20/2053		2,023	1,980
New Century Home Equity Loan Trust 8.150% due 01/25/2033 ^•		681	584
Option One Mortgage Loan Trust 5.370% due 02/25/2037 •		3,464	1,762
Ready Capital Mortgage Financing LLC 7.636% due 10/25/2039 •		5,292	5,307
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		3,359	1,168
Service Experts Issuer 2.670% due 02/02/2032		5,527	5,023
Sunnova Sol Issuer LLC
2.790% due 02/22/2049		12,571	10,729
5.300% due 05/20/2050		2,191	2,120
5.400% due 04/30/2058		2,000	1,907
Sunrun Demeter Issuer 2.270% due 01/30/2057		15,563	12,460

Total Asset-Backed Securities (Cost $134,223)			118,129

SOVEREIGN ISSUES 5.1%
BNG Bank NV 3.500% due 05/19/2028		4,000	3,851
European Union 0.400% due 02/04/2037	EUR	10,500	8,024
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		$1,200	1,193
Japan International Cooperation Agency 2.750% due 04/27/2027		4,500	4,156
Korea Housing Finance Corp. 4.625% due 02/24/2028		5,000	4,929
Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		11,000	10,335
4.000% due 06/01/2028		3,400	3,347
Province of Ontario
1.550% due 11/01/2029	CAD	33,500	21,902
2.650% due 02/05/2025		24,325	17,749
Province of Quebec 2.600% due 07/06/2025		19,600	14,212

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

Sweden Government International Bond 0.125% due 09/09/2030	SEK	155,000	12,149

Total Sovereign Issues (Cost $119,195)			101,847

		SHARES
PREFERRED SECURITIES 0.2%
FINANCIALS 0.2%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(f)		4,900,000	4,141

Total Preferred Securities (Cost $4,900)			4,141

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.8%
COMMERCIAL PAPER 0.2%
S&P Global, Inc. 5.400% due 07/06/2023		$4,100	4,096

REPURCHASE AGREEMENTS (h) 3.4%			69,375

U.S. TREASURY BILLS 0.2%
5.236% due 08/10/2023 - 09/14/2023 (c)(d)(l)		3,144	3,118

Total Short-Term Instruments (Cost $76,591)			76,589

Total Investments in Securities (Cost $3,001,015)			2,732,143

Total Investments 135.7% (Cost $3,001,015)			$2,732,143
Financial Derivative Instruments (i)(k) (0.3)%(Cost or Premiums, net $11,319)			(6,022)
Other Assets and Liabilities, net (35.4)%			(712,191)

Net Assets 100.0%			$2,013,930

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	2.014%	01/25/2026	01/18/2022	$6,500	$6,110	0.30%
Citigroup, Inc.	5.746	01/25/2026	01/18/2022	6,500	6,475	0.32

$13,000	$12,585	0.62%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.100%	06/30/2023	07/03/2023	$59,300	U.S. Treasury Inflation Protected Securities 1.000% due 02/15/2049	$(61,425)	$59,300	$59,325
FICC	2.400	06/30/2023	07/03/2023	5,275	U.S. Treasury Notes 4.625% due 06/30/2025	(5,381)	5,275	5,276
SAL	5.120	06/30/2023	07/03/2023	100	U.S. Treasury Notes 3.500% due 09/15/2025	(103)	100	100
5.130	06/30/2023	07/03/2023	4,700	U.S. Treasury Notes 0.250% due 07/31/2025	(4,799)	4,700	4,702

Total Repurchase Agreements	$(71,708)	$69,375	$69,403

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2053	$9,600	$(7,876)	$(7,843)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2053	27,200	(23,221)	(23,103)
Uniform Mortgage-Backed Security, TBA	3.500	07/01/2053	99,000	(90,539)	(90,225)

Total Short Sales (6.0)%	$(121,636)	$(121,171)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(923) at a weighted average interest rate of 4.601%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	13	$13	$(3)	$(3)
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	111.500	07/21/2023	48	48	(21)	(18)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	13	13	(2)	(3)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	48	48	(17)	(2)
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	123.000	07/21/2023	14	14	(6)	(2)
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	14	14	(7)	(3)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.750	12/15/2023	577	1,443	(681)	(3,060)

Total Written Options	$(737)	$(3,091)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	50	$11,830	$(119)	$5	$0
U.S. Treasury 2-Year Note September Futures	09/2023	231	46,972	(592)	0	(7)
U.S. Treasury Long-Term Bond September Futures	09/2023	136	17,259	5	102	0

$(706)	$107	$(7)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2023	60	$(4,643)	$24	$56	$0
Euro-BTP September Futures	09/2023	122	(15,457)	(134)	124	(4)
Euro-Bund September Futures	09/2023	686	(100,113)	938	704	(75)
Euro-Buxl 30-Year Bond September Futures	09/2023	27	(4,113)	(60)	47	(22)
Euro-Oat September Futures	09/2023	138	(19,335)	152	147	(11)
Japan Government 10-Year Bond September Futures	09/2023	79	(81,330)	(292)	60	(33)
U.S. Treasury 5-Year Note September Futures	09/2023	976	(104,524)	1,757	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	173	(19,422)	242	0	(24)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	449	(53,178)	437	0	(133)

$3,064	$1,138	$(302)

Total Futures Contracts	$2,358	$1,245	$(309)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/15/2052	GBP	1,800	$178	$977	$1,155	$12	$0
Receive(1)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053	100	5	7	12	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.068	Semi-Annual	09/18/2026	JPY	378,900	0	(24)	(24)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	900,000	193	(169)	24	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038	100,000	(51)	58	7	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038	290,000	(99)	149	50	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038	150,000	(72)	86	14	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038	67,300	(28)	38	10	1	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	4,150,000	1,152	1,011	2,163	89	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042	150,000	0	50	50	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	1,650,000	(14)	727	713	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	$47,500	792	170	962	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	20,000	(69)	(1,684)	(1,753)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	40,000	(152)	(2,719)	(2,871)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	14,500	(75)	(758)	(833)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	4,300	(9)	(36)	(45)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	4,200	(15)	(71)	(86)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	3,500	(12)	(87)	(99)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	1,600	(4)	(23)	(27)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	41,600	4,156	1,632	5,788	0	(82)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	4,500	(16)	(49)	(65)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	45,200	8,745	4,048	12,793	0	(390)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	17,100	(64)	(1,606)	(1,670)	0	(63)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033	3,800	(85)	(85)	(170)	0	(23)
Pay(1)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	93,600	(659)	812	153	0	(595)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036	10,920	498	3,106	3,604	61	0
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	106,300	(1,171)	50	(1,121)	118	0

Total Swap Agreements	$13,124	$5,610	$18,734	$380	$(1,162)

(j)	Securities with an aggregate market value of $4,779 and cash of $24,834 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2023	AUD	1,380	$916	$0	$(4)
07/2023	$215	AUD	329	4	0
08/2023	917	1,380	4	0
BOA	07/2023	CAD	72,232	$53,085	0	(1,440)
07/2023	$1,368	AUD	2,095	28	0
08/2023	EUR	701	$768	2	0
08/2023	SEK	485	47	2	0
09/2023	TWD	54,356	1,791	41	0
09/2023	$4,159	INR	344,025	22	0
BPS	07/2023	AUD	987	$653	0	(4)
08/2023	TWD	27,207	891	17	0
08/2023	$654	AUD	987	4	0
08/2023	7,461	EUR	6,923	109	0
08/2023	ZAR	55,933	$3,006	46	0
09/2023	IDR	69,598,045	4,631	10	0
09/2023	THB	24	1	0	0
10/2023	ZAR	47,437	2,548	54	0
BRC	08/2023	EUR	702	757	0	(11)
08/2023	GBP	1,084	1,360	0	(16)
08/2023	$3,484	EUR	3,189	3	0
08/2023	461	JPY	61,000	0	(36)
08/2023	ZAR	87,925	$4,714	80	(18)
09/2023	$8	IDR	122,373	0	0
CBK	08/2023	CNH	239	$34	1	0
08/2023	EUR	923	993	0	(17)
08/2023	SEK	151,429	14,932	864	0
08/2023	TWD	28,326	928	18	0
08/2023	$6,496	EUR	5,999	64	0
DUB	07/2023	BRL	54,815	$10,117	0	(1,331)
07/2023	$11,374	BRL	54,815	74	0
GLM	07/2023	BRL	54,851	$11,382	0	(74)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

07/2023	$11,479	BRL	54,851	0	(23)
08/2023	BRL	55,130	$11,479	22	0
09/2023	$6,018	TWD	183,140	0	(125)
JPM	07/2023	MXN	196,461	$11,409	0	(48)
07/2023	$1,316	AUD	2,012	25	0
08/2023	GBP	11,962	$15,150	0	(45)
08/2023	$9,531	EUR	8,795	94	(8)
09/2023	IDR	177,698	$12	0	0
09/2023	$4,020	THB	137,861	0	(103)
12/2023	504	INR	41,610	0	0
MBC	08/2023	EUR	71,899	$79,339	721	0
MYI	07/2023	IDR	127,646	8	0	0
07/2023	$9	IDR	127,646	0	0
08/2023	TWD	29,276	$965	25	0
08/2023	$6,573	JPY	873,492	0	(481)
08/2023	15	TWD	471	0	0
09/2023	IDR	37,775,928	$2,529	21	0
09/2023	$1,835	THB	62,840	0	(50)
NGF	09/2023	SGD	8,313	$6,240	76	0
12/2023	$4,548	INR	375,297	0	(3)
RBC	08/2023	GBP	2,312	$2,921	0	(16)
08/2023	JPY	318,300	2,396	176	0
SCX	07/2023	AUD	2,027	1,346	0	(5)
07/2023	$1,856	AUD	2,841	36	0
08/2023	CNH	628	$91	5	0
08/2023	$1,347	AUD	2,027	5	0
08/2023	1,001	GBP	790	3	0
09/2023	IDR	251,571,523	$16,859	153	0
09/2023	TWD	45,419	1,490	28	0
09/2023	$4,131	THB	142,663	0	(77)
SOG	07/2023	1,422	AUD	2,174	26	0
TOR	07/2023	AUD	2,495	$1,648	0	(14)
07/2023	$752	AUD	1,150	14	0
07/2023	54,593	CAD	72,237	23	(87)
08/2023	CAD	72,208	$54,593	87	(23)
08/2023	$1,649	AUD	2,495	14	0
08/2023	3,034	JPY	402,297	0	(228)
09/2023	ZAR	114,536	$6,457	414	0
UAG	07/2023	AUD	3,976	2,655	13	(6)
07/2023	$172	AUD	263	3	0
08/2023	GBP	10,477	$13,243	0	(66)
08/2023	$2,657	AUD	3,976	6	(13)
08/2023	2,035	EUR	1,854	0	(8)
09/2023	SGD	2,427	$1,816	16	0
09/2023	$3,937	INR	325,458	18	0

Total Forward Foreign Currency Contracts	$3,471	$(4,380)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	63,200	$506	$917
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	03/04/2024	5,200	125	72
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	59,800	448	865
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.200	09/06/2023	6,800	68	10

Total Purchased Options	$1,147	$1,864

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	63,200	$(316)	$(626)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	63,200	(190)	(358)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.100	03/04/2024	43,300	(125)	(115)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	2,200	(9)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	2,200	(9)	(6)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	1,500	(10)	(4)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	1,500	(10)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	800	(6)	(4)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	800	(6)	(2)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	1,000	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	1,000	(3)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	800	(6)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	800	(5)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,000	(2)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,000	(2)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	800	(3)	(4)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	7,800	(61)	(9)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	7,800	(61)	(143)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	1,300	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	1,300	(5)	(5)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	59,800	(281)	(601)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	59,800	(167)	(354)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	37,500	(293)	(44)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	37,500	(293)	(691)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	900	(6)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	900	(6)	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	12,400	(90)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	12,400	(90)	(240)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	8,100	(29)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	8,100	(29)	(105)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	1,000	(2)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	1,000	(2)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	800	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	800	(3)	(4)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	1,100	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	1,100	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	2,300	(8)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	2,300	(8)	(10)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	59,600	(167)	(353)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	1,000	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	1,000	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	1,000	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	1,000	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	1,000	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	1,000	(3)	(4)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	12,000	(78)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	12,000	(78)	(239)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	1,300	(4)	(2)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	1,300	(4)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	1,100	(4)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	1,100	(4)	(5)

Total Written Options	$(2,517)	$(3,981)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Chile Government International Bond	1.000%	Quarterly	12/20/2027	0.637%	$1,400	$(42)	$63	$21	$0
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.637	8,800	(286)	419	133	0
GST	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.637	9,500	(271)	414	143	0
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.637	16,500	(457)	706	249	0

$(1,056)	$1,602	$546	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.084% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2023	$125,000	$1,358	$(1,963)	$0	$(605)

Total Swap Agreements	$302	$(361)	$546	$(605)

(l)

Securities with an aggregate market value of $3,552 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$437,680	$0	$437,680
Industrials	0	119,565	0	119,565
Utilities	0	214,848	0	214,848
Municipal Bonds & Notes
California	0	5,692	0	5,692
Michigan	0	2,505	0	2,505
New York	0	1,571	0	1,571
U.S. Government Agencies	0	1,068,112	0	1,068,112
U.S. Treasury Obligations	0	361,263	0	361,263
Non-Agency Mortgage-Backed Securities	0	220,200	1	220,201
Asset-Backed Securities	0	118,129	0	118,129
Sovereign Issues	0	101,847	0	101,847
Preferred Securities
Financials	0	4,141	0	4,141
Short-Term Instruments
Commercial Paper	0	4,096	0	4,096

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2023 (Unaudited)

Repurchase Agreements	0	69,375	0	69,375
U.S. Treasury Bills	0	3,118	0	3,118

Total Investments	$0	$2,732,142	$1	$2,732,143

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(121,171)	$0	$(121,171)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,138	487	0	1,625
Over the counter	0	5,881	0	5,881

	$1,138	$6,368	$0	$7,506
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(145)	(4,417)	0	(4,562)
Over the counter	0	(8,966)	0	(8,966)

	$(145)	$(13,383)	$0	$(13,528)

Total Financial Derivative Instruments	$993	$(7,015)	$0	$(6,022)

Totals	$993	$2,603,956	$1	$2,604,950

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Consolidated Schedule of Investments PIMCO Total Return Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Altice France SA 10.486% due 08/15/2028		$11,394	$10,179
American Airlines, Inc. 10.000% (LIBOR03M + 4.750%) due 04/20/2028 ~		10,500	10,738
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		91,865	83,597
Encina Private Credit LLC TBD% - 9.867% (LIBOR01M + 4.674%) due 11/30/2025 «~µ		12,191	11,783
GHH Holdings Ltd. 6.136% due 12/04/2024 «(l)	GBP	49,316	61,067
Kre Broadway Owner LLC 6.961% due 08/10/2023 «		$100,000	72,716
Project Bull 7.196% due 07/11/2023 «		14,307	9,114
Project Quasar Pledgco SLU 6.578% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	75,300	79,129
U.S. Renal Care, Inc. 10.193% (LIBOR01M + 5.000%) due 06/26/2026 ~		$693	325
United Airlines, Inc. 9.292% (LIBOR03M + 3.750%) due 04/21/2028 ~		12,324	12,338

Total Loan Participations and Assignments (Cost $402,623)			350,986

CORPORATE BONDS & NOTES 22.1%
BANKING & FINANCE 12.4%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		5,300	4,442
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		45,000	46,189
AerCap Ireland Capital DAC
2.875% due 08/14/2024		37,500	36,051
3.500% due 01/15/2025		10,450	10,011
4.450% due 10/01/2025		22,600	21,752
4.450% due 04/03/2026		3,900	3,728
4.875% due 01/16/2024		1,000	993
AIB Group PLC
4.263% due 04/10/2025 •		4,000	3,909
7.583% due 10/14/2026 •		1,100	1,118
Aircastle Ltd.
2.850% due 01/26/2028		54,500	46,407
4.125% due 05/01/2024		2,000	1,947
4.250% due 06/15/2026		1,500	1,414
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2028		600	560
Ally Financial, Inc. 2.200% due 11/02/2028		890	711
American Assets Trust LP 3.375% due 02/01/2031		28,500	22,323
American Express Co. 2.550% due 03/04/2027		11,960	10,898
American Homes 4 Rent LP
2.375% due 07/15/2031		2,600	2,068
3.625% due 04/15/2032		3,100	2,682
4.250% due 02/15/2028		6,678	6,292
4.900% due 02/15/2029		53,900	51,831
American International Group, Inc. 2.500% due 06/30/2025		4,707	4,436
American Tower Corp.
2.100% due 06/15/2030		11,000	8,899
2.400% due 03/15/2025		700	659
2.750% due 01/15/2027		23,000	20,945
3.375% due 10/15/2026		4,165	3,890
3.950% due 03/15/2029		1,000	923
Antares Holdings LP 3.950% due 07/15/2026		6,200	5,447
Aon Corp. 2.800% due 05/15/2030		13,300	11,526
Asian Development Bank 6.000% due 02/05/2026	BRL	43,700	8,481
Aviation Capital Group LLC
3.500% due 11/01/2027		$1,000	884

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

4.125% due 08/01/2025		33,233	31,060
4.375% due 01/30/2024		3,800	3,739
4.875% due 10/01/2025		3,800	3,629
5.500% due 12/15/2024		20,062	19,648
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		17,549	14,815
3.950% due 07/01/2024		40,900	39,690
5.250% due 05/15/2024		672	660
Banco Bilbao Vizcaya Argentaria SA 0.875% due 09/18/2023		17,900	17,716
Banco BTG Pactual SA
2.750% due 01/11/2026		7,600	6,936
4.500% due 01/10/2025		3,000	2,900
Banco General SA 4.875% due 01/11/2029		500	471
Banco Santander Chile 2.700% due 01/10/2025		3,050	2,919
Banco Santander SA
2.746% due 05/28/2025		1,400	1,315
3.496% due 03/24/2025		30,600	29,317
3.892% due 05/24/2024		2,600	2,550
4.175% due 03/24/2028 •		19,200	17,985
Bangkok Bank PCL 3.466% due 09/23/2036 •(k)		3,000	2,448
Bank of America Corp.
0.810% due 10/24/2024 •		44,700	43,962
0.981% due 09/25/2025 •		8,900	8,365
1.197% due 10/24/2026 •		26,600	23,945
2.551% due 02/04/2028 •		38,300	34,597
3.384% due 04/02/2026 •		24,550	23,545
3.419% due 12/20/2028 •		27,497	25,240
3.559% due 04/23/2027 •		6,600	6,260
3.824% due 01/20/2028 •		2,004	1,896
3.841% due 04/25/2025 •		37,000	36,278
4.376% due 04/27/2028 •		4,900	4,708
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		26,400	26,235
Bank of Nova Scotia 2.951% due 03/11/2027		9,980	9,264
Banque Federative du Credit Mutuel SA
3.750% due 07/20/2023		6,500	6,494
6.210% (US0003M + 0.960%) due 07/20/2023 ~		9,700	9,702
Barclays PLC
2.852% due 05/07/2026 •		48,600	45,543
2.894% due 11/24/2032 •		2,209	1,740
3.125% due 01/17/2024	GBP	200	249
6.375% due 12/15/2025 •(j)(k)		1,100	1,209
7.325% due 11/02/2026 •		$40,000	40,912
7.385% due 11/02/2028 •		31,700	33,047
7.437% due 11/02/2033 •		3,191	3,454
7.750% due 09/15/2023 •(j)(k)		19,500	19,157
BGC Partners, Inc.
3.750% due 10/01/2024		26,157	24,710
4.375% due 12/15/2025		4,500	4,157
5.375% due 07/24/2023		31,500	31,480
8.000% due 05/25/2028		18,100	17,506
Block Financial LLC 3.875% due 08/15/2030		8,300	7,328
Blue Owl Finance LLC 3.125% due 06/10/2031		2,000	1,524
BNP Paribas SA
1.904% due 09/30/2028 •		39,900	34,025
2.219% due 06/09/2026 •		23,200	21,468
2.819% due 11/19/2025 •		9,300	8,872
2.871% due 04/19/2032 •		5,800	4,755
4.625% due 02/25/2031 •(j)(k)		12,400	8,882
4.705% due 01/10/2025 •		97,900	97,046
5.125% due 01/13/2029 •		16,800	16,452
5.198% due 01/10/2030 •		33,000	31,927
Boston Properties LP
2.450% due 10/01/2033		14,076	10,157
2.550% due 04/01/2032		7,230	5,457
3.400% due 06/21/2029		37,241	31,191
BPCE SA 4.000% due 09/12/2023		77,900	77,550
Brandywine Operating Partnership LP
3.950% due 11/15/2027		12,400	9,847
4.550% due 10/01/2029		15,900	11,520
Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,104
3.900% due 03/15/2027		3,090	2,844
4.050% due 07/01/2030		18,200	16,431
4.125% due 06/15/2026		8,500	7,946
Brookfield Finance, Inc.
4.000% due 04/01/2024		1,600	1,578
4.350% due 04/15/2030		11,200	10,344

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Brown & Brown, Inc. 2.375% due 03/15/2031		2,600	2,098
CaixaBank SA 3.750% due 02/15/2029 •	EUR	4,900	5,273
Cape Lookout Re Ltd. 10.278% (T-BILL 3MO + 5.000%) due 03/28/2029 ~		$57,700	54,651
Capital One Financial Corp.
2.636% due 03/03/2026 •		7,300	6,821
4.166% due 05/09/2025 •		19,900	19,391
4.250% due 04/30/2025		33,780	32,626
4.927% due 05/10/2028 •		22,600	21,460
4.985% due 07/24/2026 •		12,200	11,830
Carlyle Finance LLC 5.650% due 09/15/2048		2,660	2,374
Charles Schwab Corp. 1.950% due 12/01/2031		3,780	2,883
Citigroup, Inc.
2.014% due 01/25/2026 •(l)		4,000	3,760
2.572% due 06/03/2031 •(l)		38,100	31,804
3.070% due 02/24/2028 •		71,900	66,206
4.658% due 05/24/2028 •		2,400	2,342
5.746% (SOFRRATE + 0.694%) due 01/25/2026 ~(l)		4,700	4,682
6.783% (US0003M + 1.250%) due 07/01/2026 ~		7,050	7,122
Citrus Re Ltd. 10.381% (T-BILL 3MO + 5.100%) due 06/07/2029 ~		30,000	28,974
CNA Financial Corp. 2.050% due 08/15/2030		1,200	961
Commonwealth Bank of Australia 2.552% due 03/14/2027		2,600	2,382
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		6,000	5,363
1.106% due 02/24/2027 •		24,700	21,848
4.375% due 08/04/2025		22,300	21,535
4.655% due 08/22/2028 •		32,000	30,652
Corebridge Global Funding 5.750% due 07/02/2026 (c)		2,500	2,493
Corporate Office Properties LP
2.250% due 03/15/2026		5,390	4,779
2.750% due 04/15/2031		2,700	2,055
CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	1,658
1.625% due 04/23/2027		28,900	23,050
Credit Agricole SA
1.247% due 01/26/2027 •		$7,800	6,914
1.907% due 06/16/2026 •		13,200	12,159
Credit Suisse AG
0.250% due 01/05/2026	EUR	2,100	2,048
3.700% due 02/21/2025		$4,400	4,207
4.713% (EUR003M + 1.230%) due 05/31/2024 ~	EUR	7,000	7,616
4.750% due 08/09/2024		$11,150	10,901
5.464% (SOFRRATE + 0.390%) due 02/02/2024 ~		1,560	1,548
6.500% due 08/08/2023 (k)		14,900	14,846
7.500% due 02/15/2028		22,400	23,816
7.950% due 01/09/2025		21,100	21,539
Credit Suisse AG AT1 Claim ^		27,500	1,100
Crown Castle, Inc.
2.900% due 03/15/2027		500	458
3.150% due 07/15/2023		2,400	2,397
3.700% due 06/15/2026		600	570
CubeSmart LP 2.500% due 02/15/2032		3,500	2,773
Danske Bank AS
1.621% due 09/11/2026 •		9,200	8,258
3.773% due 03/28/2025 •		19,850	19,407
4.298% due 04/01/2028 •		18,900	17,659
5.375% due 01/12/2024		2,611	2,596
Deutsche Bank AG
0.962% due 11/08/2023		20,300	19,895
1.375% due 09/03/2026 •	EUR	19,900	19,962
1.625% due 01/20/2027		46,900	45,512
1.750% due 01/17/2028		12,300	11,632
2.129% due 11/24/2026 •(l)		$22,800	20,296
2.222% due 09/18/2024 •		45,630	45,056
2.311% due 11/16/2027 •		30,400	26,146
2.625% due 12/16/2024	GBP	7,500	8,865
3.035% due 05/28/2032 •(l)		$600	473
3.547% due 09/18/2031 •		50,450	41,928
3.700% due 05/30/2024		3,000	2,914
3.729% due 01/14/2032 •(l)		800	605
3.961% due 11/26/2025 •		286,405	273,224
5.589% due 11/08/2023 •		9,600	9,580
6.119% due 07/14/2026 •		7,000	6,925
6.309% (SOFRRATE + 1.219%) due 11/16/2027 ~		18,300	16,858
Digital Euro Finco LLC 2.625% due 04/15/2024	EUR	200	214

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Digital Realty Trust LP
3.600% due 07/01/2029		$26,910	23,932
4.450% due 07/15/2028		45,490	42,629
DNB Bank ASA 1.127% due 09/16/2026 •		12,100	10,813
Empower Finance LP
1.357% due 09/17/2027		15,600	13,331
1.776% due 03/17/2031		4,100	3,260
EPR Properties
3.600% due 11/15/2031		14,000	10,936
3.750% due 08/15/2029		13,100	10,666
4.500% due 06/01/2027		5,300	4,761
4.950% due 04/15/2028		16,780	15,009
Equinix, Inc.
1.000% due 09/15/2025		58,500	52,850
1.550% due 03/15/2028		38,144	31,929
2.500% due 05/15/2031		14,790	12,057
3.200% due 11/18/2029		4,600	4,044
Equitable Holdings, Inc. 4.350% due 04/20/2028		3,400	3,185
ERP Operating LP 2.500% due 02/15/2030		6,800	5,798
Essex Portfolio LP
1.650% due 01/15/2031		5,665	4,310
2.550% due 06/15/2031		1,180	955
3.375% due 04/15/2026		880	834
3.500% due 04/01/2025		6,100	5,851
European Bank for Reconstruction & Development 1.625% due 09/27/2024		11,500	10,984
European Investment Bank 2.875% due 06/13/2025		4,540	4,367
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		7,600	7,317
Federal Realty OP LP 3.500% due 06/01/2030		11,900	10,369
Federation des Caisses Desjardins du Quebec 4.400% due 08/23/2025		10,100	9,761
Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	3,842
3.400% due 06/15/2030		1,800	1,574
Fifth Third Bacorp 4.055% due 04/25/2028 •		13,600	12,528
First American Financial Corp. 4.000% due 05/15/2030		8,290	7,274
Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,800	1,901
2.330% due 11/25/2025		1,700	1,744
2.386% due 02/17/2026		4,575	4,692
2.748% due 06/14/2024	GBP	3,900	4,740
2.900% due 02/16/2028		$6,900	5,916
3.021% due 03/06/2024	EUR	14,300	15,417
3.250% due 09/15/2025		7,800	8,185
3.370% due 11/17/2023		$57,400	56,863
3.375% due 11/13/2025		17,400	16,196
3.664% due 09/08/2024		6,000	5,803
3.810% due 01/09/2024		7,100	7,005
4.000% due 11/13/2030		13,100	11,207
4.134% due 08/04/2025		800	759
4.174% due 12/01/2024 •	EUR	2,700	2,911
4.389% due 01/08/2026		$500	474
4.535% due 03/06/2025	GBP	4,400	5,314
4.542% due 08/01/2026		$9,200	8,656
4.687% due 06/09/2025		2,600	2,507
5.113% due 05/03/2029		7,650	7,102
5.125% due 06/16/2025		32,700	31,831
5.584% due 03/18/2024		85,410	84,884
FORESEA Holding SA 7.500% due 06/15/2030 «		14,001	12,491
Franklin Resources, Inc. 1.600% due 10/30/2030		11,300	8,873
G City Europe Ltd. 4.250% due 09/11/2025	EUR	28,200	26,923
GA Global Funding Trust
1.250% due 12/08/2023		$10,250	10,012
1.625% due 01/15/2026		8,200	7,280
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,400	5,008
GATX Corp. 4.000% due 06/30/2030		24,100	22,014
General Motors Financial Co., Inc.
5.100% due 01/17/2024		15,680	15,626
6.290% (SOFRRATE + 1.200%) due 11/17/2023 ~		47,450	47,487
Glitner Banki HF 0.000% due 12/31/2030 «	EUR	27	1
Globe Life, Inc. 2.150% due 08/15/2030		$12,500	9,865

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

GLP Capital LP
3.250% due 01/15/2032		400	323
3.350% due 09/01/2024		4,800	4,638
4.000% due 01/15/2030		19,400	16,831
4.000% due 01/15/2031		2,800	2,423
5.250% due 06/01/2025		4,090	4,010
5.300% due 01/15/2029		3,100	2,954
5.375% due 04/15/2026		1,500	1,470
Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •		300	292
1.948% due 10/21/2027 •		8,600	7,653
4.223% due 05/01/2029 •		3,000	2,835
6.491% (US0003M + 1.170%) due 05/15/2026 ~		5,300	5,366
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		25,700	23,653
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		10,100	9,167
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		10,400	9,349
GSPA Monetization Trust 6.422% due 10/09/2029		11,861	11,348
Guardian Life Global Funding 1.250% due 11/19/2027		10,700	9,075
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		2,590	2,042
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		35,800	32,082
HAT Holdings LLC 3.750% due 09/15/2030		14,555	11,433
Healthcare Realty Holdings LP
2.000% due 03/15/2031		7,900	6,072
2.050% due 03/15/2031		3,100	2,329
3.100% due 02/15/2030		2,800	2,402
Highwoods Realty LP
3.050% due 02/15/2030		600	467
4.200% due 04/15/2029		3,600	3,037
Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	6,501
3.500% due 09/15/2030		2,800	2,376
HSBC Holdings PLC
5.402% due 08/11/2033 •		900	880
5.875% due 09/28/2026 •(j)(k)	GBP	16,600	18,436
6.000% due 09/29/2023 •(j)(k)	EUR	200	217
6.254% due 03/09/2034 •		$13,550	13,897
7.390% due 11/03/2028 •		61,500	64,964
Hudson Pacific Properties LP
3.250% due 01/15/2030		23,300	14,769
3.950% due 11/01/2027		4,300	3,131
4.650% due 04/01/2029		4,800	3,392
5.950% due 02/15/2028		2,300	1,831
ING Groep NV
1.400% due 07/01/2026 •		25,700	23,413
3.875% due 05/16/2027 •(j)(k)		200	143
4.017% due 03/28/2028 •		7,600	7,138
4.250% due 05/16/2031 •(j)(k)		200	134
Intercontinental Exchange, Inc.
2.100% due 06/15/2030		13,000	10,897
3.000% due 06/15/2050		5,500	3,825
Intesa Sanpaolo SpA 3.250% due 09/23/2024		41,900	40,212
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		1,500	1,151
2.300% due 11/15/2028		3,250	2,767
2.700% due 01/15/2034		3,900	2,958
JAB Holdings BV 2.200% due 11/23/2030		1,000	787
Jackson National Life Global Funding 6.242% (SOFRRATE + 1.150%) due 06/28/2024 ~		20,100	20,129
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		25,900	22,881
1.578% due 04/22/2027 •		9,900	8,897
2.182% due 06/01/2028 •		56,450	50,210
2.595% due 02/24/2026 •		29,000	27,513
2.739% due 10/15/2030 •		5,800	5,002
2.947% due 02/24/2028 •		39,550	36,343
4.851% due 07/25/2028 •		7,200	7,108
5.856% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	4,964
6.163% (US0003M + 0.890%) due 07/23/2024 ~		43,100	43,126
Kilroy Realty LP
2.500% due 11/15/2032		10,600	7,375
2.650% due 11/15/2033		4,400	2,987
3.050% due 02/15/2030		6,700	5,248
4.250% due 08/15/2029		5,549	4,731
4.375% due 10/01/2025		900	844
4.750% due 12/15/2028		3,300	2,910

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Kimco Realty OP LLC
1.900% due 03/01/2028		8,600	7,254
3.200% due 04/01/2032		6,780	5,626
3.300% due 02/01/2025		7,200	6,888
KKR Group Finance Co. LLC
3.500% due 08/25/2050		13,500	9,207
3.750% due 07/01/2029		5,300	4,722
Kookmin Bank 4.500% due 02/01/2029 (k)		2,500	2,348
Lazard Group LLC
4.375% due 03/11/2029		3,700	3,438
4.500% due 09/19/2028		7,000	6,639
Life Storage LP
2.200% due 10/15/2030		3,400	2,726
2.400% due 10/15/2031		4,000	3,175
3.500% due 07/01/2026		5,600	5,265
4.000% due 06/15/2029		500	454
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		10,784	10,497
Lloyds Bank PLC 0.000% due 04/02/2032 þ		43,800	27,465
Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	22,400	14,387
4.375% due 03/22/2028		$2,300	2,183
4.947% due 06/27/2025 •(j)(k)	EUR	1,900	1,895
5.579% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	6,622
Loews Corp. 3.200% due 05/15/2030		$5,200	4,636
Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	6,531
2.250% due 05/13/2025		41,100	41,751
3.250% due 11/13/2028		10,900	10,184
LXP Industrial Trust
2.375% due 10/01/2031		$6,200	4,725
2.700% due 09/15/2030		900	720
Manulife Financial Corp. 3.703% due 03/16/2032		4,300	3,912
Metropolitan Life Global Funding 3.450% due 12/18/2026		17,500	16,379
Mid-America Apartments LP
2.750% due 03/15/2030		500	434
4.300% due 10/15/2023		100	99
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		21,200	19,420
1.640% due 10/13/2027 •		6,200	5,460
2.801% due 07/18/2024		33,700	32,649
3.407% due 03/07/2024		938	923
5.406% due 04/19/2034		4,500	4,468
5.422% due 02/22/2029 •		18,800	18,711
5.441% due 02/22/2034 •		1,800	1,795
5.475% due 02/22/2031 •		5,100	5,077
5.719% due 02/20/2026 •		9,500	9,454
6.029% (SOFRRATE + 0.940%) due 02/20/2026 ~		1,900	1,903
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •		17,800	17,789
1.979% due 09/08/2031 •		12,300	9,727
2.201% due 07/10/2031 •		29,200	23,402
2.555% due 09/13/2025 •		35,400	33,815
3.922% due 09/11/2024 •		18,900	18,812
5.414% due 09/13/2028 •		24,400	24,224
6.201% (US0003M + 0.990%) due 07/10/2024 ~		24,100	24,101
Morgan Stanley
3.620% due 04/17/2025 •		7,000	6,863
6.194% (SOFRRATE + 1.165%) due 04/17/2025 ~		41,300	41,454
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		18,150	17,084
National Health Investors, Inc. 3.000% due 02/01/2031		6,990	5,373
Nationwide Building Society
3.960% due 07/18/2030 •		34,800	30,915
4.363% due 08/01/2024 •		12,820	12,794
NatWest Group PLC
0.750% due 11/15/2025 •	EUR	7,609	7,867
3.073% due 05/22/2028 •		$25,900	23,320
4.892% due 05/18/2029 •		19,600	18,665
6.016% due 03/02/2034 •		2,000	2,012
8.000% due 08/10/2025 •(j)(k)		1,200	1,169
NatWest Markets PLC 3.479% due 03/22/2025		9,600	9,211
New York Life Insurance Co. 3.750% due 05/15/2050		5,600	4,285
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	25,638
2.000% due 03/09/2026		23,900	20,924
2.450% due 09/15/2028		500	400
2.750% due 03/09/2028		8,550	7,033

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

3.875% due 09/21/2023	2,600	2,586
6.153% (US0003M + 0.640%) due 03/08/2024 ~	21,600	21,446
Nomura Holdings, Inc.
1.851% due 07/16/2025	44,500	40,719
2.172% due 07/14/2028	1,500	1,267
2.679% due 07/16/2030	9,500	7,781
5.842% due 01/18/2028	13,500	13,538
6.181% due 01/18/2033	29,800	30,776
Norinchukin Bank 2.080% due 09/22/2031	19,700	15,846
Nuveen Finance LLC 4.125% due 11/01/2024	5,475	5,319
Old Republic International Corp. 3.875% due 08/26/2026	2,850	2,684
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	21,990	17,467
3.625% due 10/01/2029	14,300	11,738
4.375% due 08/01/2023	42	42
5.250% due 01/15/2026	33,800	32,565
OneMain Finance Corp. 6.875% due 03/15/2025	20,100	19,920
Ontario Teachers' Cadillac Fairview Properties Trust 4.125% due 02/01/2029	4,700	4,276
ORIX Corp. 4.000% due 04/13/2032	1,800	1,665
Pacific Life Global Funding 1.200% due 06/24/2025	1,600	1,460
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024	937	927
Physicians Realty LP 3.950% due 01/15/2028	3,900	3,564
Piedmont Operating Partnership LP 3.150% due 08/15/2030	19,300	14,115
Pinnacol Assurance 8.625% due 06/25/2034 «(l)	15,000	16,268
Piper Sandler Cos. 5.200% due 10/15/2023	14,000	13,965
Primerica, Inc. 2.800% due 11/19/2031	8,600	7,121
Principal Life Global Funding
1.250% due 06/23/2025	4,600	4,199
1.250% due 08/16/2026	14,000	12,218
Prudential Funding Asia PLC 3.125% due 04/14/2030	800	703
Realty Income Corp.
2.200% due 06/15/2028	550	477
3.100% due 12/15/2029	7,200	6,320
3.250% due 01/15/2031	1,000	875
3.400% due 01/15/2028	1,400	1,293
3.875% due 04/15/2025	2,800	2,715
3.950% due 08/15/2027	1,100	1,046
4.625% due 11/01/2025	6,600	6,500
4.875% due 06/01/2026	6,600	6,532
Regency Centers LP 3.700% due 06/15/2030	1,680	1,504
Reinsurance Group of America, Inc. 3.150% due 06/15/2030	6,300	5,408
Royal Bank of Canada 4.875% due 01/12/2026	19,600	19,386
Sanders Re Ltd. 17.018% (T-BILL 3MO + 11.750%) due 04/09/2029 ~	17,400	16,367
Santander Holdings USA, Inc.
3.244% due 10/05/2026	800	721
3.450% due 06/02/2025	18,700	17,643
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	2,500	2,023
6.534% due 01/10/2029 •	25,600	25,802
SBA Tower Trust
1.884% due 07/15/2050	24,900	22,389
2.328% due 07/15/2052	12,200	10,460
2.836% due 01/15/2050	3,987	3,787
Scentre Group Trust
3.500% due 02/12/2025	1,000	960
3.625% due 01/28/2026	7,100	6,735
4.375% due 05/28/2030	50,250	47,174
Simon Property Group LP 2.000% due 09/13/2024	3,000	2,864
SITE Centers Corp. 4.700% due 06/01/2027	5,000	4,577
SMBC Aviation Capital Finance DAC 4.125% due 07/15/2023	1,300	1,299
Societe Generale SA
1.488% due 12/14/2026 •	25,200	22,190
1.792% due 06/09/2027 •	16,000	13,998
4.250% due 09/14/2023	57,450	57,180
6.446% due 01/10/2029 •	25,400	25,464

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

6.447% due 01/12/2027 •		31,000	30,945
6.691% due 01/10/2034 •		32,100	32,703
7.875% due 12/18/2023 •(j)(k)		2,800	2,745
Spirit Realty LP
2.100% due 03/15/2028		6,400	5,371
3.200% due 02/15/2031		5,800	4,743
3.400% due 01/15/2030		9,200	7,825
4.000% due 07/15/2029		2,590	2,282
Standard Chartered PLC
1.456% due 01/14/2027 •		11,600	10,291
1.822% due 11/23/2025 •		37,800	35,362
3.971% due 03/30/2026 •		23,000	21,996
6.021% (SOFRRATE + 0.930%) due 11/23/2025 ~		14,200	14,088
6.170% due 01/09/2027 •		30,600	30,587
6.187% due 07/06/2027 (c)		1,500	1,501
6.301% due 01/09/2029 •		20,000	20,127
Starwood Property Trust, Inc. 4.375% due 01/15/2027		2,000	1,724
Stifel Financial Corp. 4.000% due 05/15/2030		32,600	27,862
STORE Capital Corp.
2.700% due 12/01/2031		600	418
2.750% due 11/18/2030		4,160	3,012
Sumitomo Mitsui Finance & Leasing Co. Ltd. 2.512% due 01/22/2025		2,800	2,644
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		40,400	37,117
1.902% due 09/17/2028		9,900	8,326
2.448% due 09/27/2024		10,700	10,254
2.472% due 01/14/2029		18,800	16,052
5.464% due 01/13/2026		6,900	6,881
5.520% due 01/13/2028		39,550	39,739
6.439% (SOFRRATE + 1.430%) due 01/13/2026 ~		28,000	28,238
Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,125
2.700% due 07/15/2031		1,800	1,424
4.200% due 04/15/2032		6,300	5,510
SVB Financial Group 3.125% due 06/05/2030 ^(d)		8,700	5,742
Swedbank AB 3.356% due 04/04/2025		17,500	16,746
Synchrony Bank
5.400% due 08/22/2025		12,700	12,161
5.625% due 08/23/2027		12,500	11,741
Synchrony Financial 5.150% due 03/19/2029		5,450	4,952
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	8,057	9,144
5.661% due 10/13/2041		8,068	9,391
5.744% due 04/13/2040		6,058	7,142
5.801% due 10/13/2040		21,895	25,916
Toronto-Dominion Bank
2.800% due 03/10/2027		$6,900	6,327
5.156% due 01/10/2028		10,000	9,936
Truist Financial Corp.
5.122% due 01/26/2034 •		1,350	1,280
5.900% due 10/28/2026 •		5,800	5,752
U.S. Bancorp 4.839% due 02/01/2034 •		800	748
UBS AG 5.125% due 05/15/2024 (k)		1,700	1,674
UBS Group AG
0.625% due 01/18/2033	EUR	4,600	3,487
0.650% due 01/14/2028 •		2,000	1,877
0.650% due 09/10/2029		1,200	1,028
1.000% due 06/24/2027 •		1,500	1,452
1.250% due 07/17/2025 •		1,700	1,776
2.125% due 09/12/2025 •	GBP	800	951
2.125% due 10/13/2026 •	EUR	1,360	1,383
2.125% due 11/15/2029 •	GBP	800	795
2.193% due 06/05/2026 •		$53,250	48,857
2.250% due 06/09/2028 •	GBP	1,100	1,154
2.593% due 09/11/2025 •		$23,800	22,695
2.875% due 04/02/2032 •	EUR	2,200	2,095
3.091% due 05/14/2032 •		$3,300	2,671
3.750% due 03/26/2025		45,535	43,606
3.869% due 01/12/2029 •		43,400	39,272
4.125% due 04/15/2026		38,200	36,455
4.177% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	4,800	5,158
4.194% due 04/01/2031 •		$2,550	2,271
4.253% due 03/23/2028		4,200	3,902
4.282% due 01/09/2028		500	463
4.375% due 02/10/2031 •(j)(k)		2,000	1,414
4.751% due 05/12/2028 •		2,800	2,656
5.711% due 01/12/2027 •		42,000	41,603
5.959% due 01/12/2034 •		19,000	18,912

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

6.373% due 07/15/2026 •		250	248
6.442% due 08/11/2028 •		21,900	21,999
6.537% due 08/12/2033 •		12,500	12,813
7.000% due 09/30/2027 •	GBP	900	1,127
7.750% due 03/01/2029 •	EUR	2,600	3,146
9.016% due 11/15/2033 •		$19,950	23,928
UDR, Inc.
3.100% due 11/01/2034		2,400	1,914
4.400% due 01/26/2029		5,000	4,709
UniCredit SpA
2.569% due 09/22/2026 •		13,600	12,284
7.830% due 12/04/2023		350,050	352,154
Ventas Realty LP
3.000% due 01/15/2030		33,600	28,793
4.125% due 01/15/2026		3,000	2,871
VICI Properties LP 4.750% due 02/15/2028		18,250	17,299
Virgin Money U.K. PLC 4.000% due 09/03/2027 •	GBP	2,300	2,557
Volkswagen Bank GmbH 2.500% due 07/31/2026	EUR	12,500	12,924
WEA Finance LLC 3.750% due 09/17/2024		$12,300	11,621
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	4,700	4,389
2.393% due 06/02/2028 •		$17,500	15,607
3.350% due 03/02/2033 •		7,680	6,576
3.526% due 03/24/2028 •		28,700	26,817
3.908% due 04/25/2026 •		3,000	2,902
4.478% due 04/04/2031 •		3,447	3,279
4.808% due 07/25/2028 •		3,500	3,424
Welltower, Inc.
2.750% due 01/15/2031		21,050	17,388
3.100% due 01/15/2030		24,700	21,422
3.850% due 06/15/2032		10,200	9,000
4.250% due 04/01/2026		800	774
Willis North America, Inc. 2.950% due 09/15/2029		2,200	1,895
WP Carey, Inc.
2.450% due 02/01/2032		2,000	1,568
4.000% due 02/01/2025		4,350	4,215
4.250% due 10/01/2026		1,700	1,634
4.600% due 04/01/2024		5,500	5,426

			6,794,221

INDUSTRIALS 6.9%
7-Eleven, Inc.
0.800% due 02/10/2024		1,446	1,402
1.300% due 02/10/2028		4,600	3,889
1.800% due 02/10/2031		11,500	9,101
AbbVie, Inc.
2.950% due 11/21/2026		9,700	9,067
3.600% due 05/14/2025		300	290
Activision Blizzard, Inc. 2.500% due 09/15/2050		1,300	837
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		12,328	10,789
Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,297	1,150
3.600% due 09/15/2028		2,586	2,404
5.250% due 10/01/2030		3,634	3,528
Aker BP ASA 4.000% due 01/15/2031		1,100	979
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		14,647	14,090
Alcon Finance Corp. 2.600% due 05/27/2030		6,000	5,122
Amdocs Ltd. 2.538% due 06/15/2030		12,100	10,111
American Airlines Pass-Through Trust
2.875% due 01/11/2036		1,362	1,142
3.000% due 04/15/2030		14,573	12,941
3.150% due 08/15/2033		23,390	20,422
3.200% due 12/15/2029		10,347	9,285
3.250% due 04/15/2030		6,201	5,260
3.350% due 04/15/2031		11,053	9,839
3.375% due 11/01/2028		8,473	7,607
3.500% due 08/15/2033		4,396	3,591
3.575% due 07/15/2029		3,660	3,396
3.600% due 03/22/2029		6,016	5,602
3.650% due 02/15/2029		4,242	3,913
3.650% due 12/15/2029		3,679	3,167
3.700% due 04/01/2028		3,751	3,378
American Airlines, Inc. 5.750% due 04/20/2029		8,000	7,775

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Amgen, Inc.
5.150% due 03/02/2028	47,060	47,051
5.250% due 03/02/2030	8,100	8,122
5.250% due 03/02/2033	7,300	7,313
5.600% due 03/02/2043	3,100	3,112
Amphenol Corp. 3.200% due 04/01/2024	1,900	1,864
Anheuser-Busch InBev Worldwide, Inc. 3.500% due 06/01/2030	41,500	38,627
AP Moller - Maersk AS 4.500% due 06/20/2029	17,600	16,934
AutoNation, Inc. 4.750% due 06/01/2030	6,715	6,284
Bacardi Ltd. 4.450% due 05/15/2025	18,200	17,722
Banner Health 1.897% due 01/01/2031	1,900	1,537
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	7,700	5,709
BAT International Finance PLC 3.950% due 06/15/2025	1,600	1,542
BayCare Health System, Inc. 3.831% due 11/15/2050	2,700	2,223
Bayer U.S. Finance LLC
4.250% due 12/15/2025	22,600	21,814
4.375% due 12/15/2028	28,700	27,240
6.562% (US0003M + 1.010%) due 12/15/2023 ~	12,600	12,588
Becton Dickinson & Co. 3.794% due 05/20/2050	5,500	4,354
Berry Global, Inc. 1.570% due 01/15/2026	2,900	2,616
Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028	2,900	2,461
3.080% due 07/01/2051	7,000	4,525
Black Knight InfoServ LLC 3.625% due 09/01/2028	4,400	3,949
Boardwalk Pipelines LP 3.400% due 02/15/2031	5,000	4,307
Boeing Co.
1.433% due 02/04/2024	72,290	70,383
1.950% due 02/01/2024	95,900	93,731
2.196% due 02/04/2026	10,550	9,687
2.750% due 02/01/2026	63,290	58,963
Boston Scientific Corp. 2.650% due 06/01/2030	40,280	35,121
British Airways Pass-Through Trust
2.900% due 09/15/2036	764	631
3.300% due 06/15/2034	3,516	3,057
3.350% due 12/15/2030	5,273	4,611
3.800% due 03/20/2033	1,599	1,458
4.250% due 05/15/2034	2,075	1,896
Broadcom, Inc.
2.450% due 02/15/2031	58,100	47,277
2.600% due 02/15/2033	7,500	5,867
3.137% due 11/15/2035	185,937	142,691
3.187% due 11/15/2036	35,082	26,533
3.419% due 04/15/2033	29,454	24,645
3.469% due 04/15/2034	21,060	17,283
3.500% due 02/15/2041	21,100	15,798
3.750% due 02/15/2051	14,500	10,678
4.150% due 11/15/2030	5,463	5,029
4.300% due 11/15/2032	48,280	44,305
4.926% due 05/15/2037	116,681	105,662
Canadian Pacific Railway Co. 2.875% due 11/15/2029	3,800	3,359
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050	11,100	7,541
Centene Corp.
4.250% due 12/15/2027	5,306	4,966
4.625% due 12/15/2029	7,000	6,449
CenterPoint Energy Resources Corp. 1.750% due 10/01/2030	8,500	6,822
Charter Communications Operating LLC
2.250% due 01/15/2029	1,250	1,041
3.500% due 06/01/2041	7,900	5,350
3.700% due 04/01/2051	2,200	1,392
3.850% due 04/01/2061	2,040	1,236
4.400% due 04/01/2033	23,850	20,943
4.908% due 07/23/2025	37,400	36,687
6.484% due 10/23/2045	1,500	1,411
6.949% (US0003M + 1.650%) due 02/01/2024 ~	60,500	60,761
Choice Hotels International, Inc. 3.700% due 12/01/2029	5,090	4,395
CommonSpirit Health 3.910% due 10/01/2050	24,400	18,886

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Conagra Brands, Inc. 1.375% due 11/01/2027		12,490	10,586
Constellation Brands, Inc. 3.700% due 12/06/2026		2,800	2,665
Continental Resources, Inc. 4.375% due 01/15/2028		4,889	4,594
CoStar Group, Inc. 2.800% due 07/15/2030		9,600	7,930
Cox Communications, Inc. 2.950% due 10/01/2050		4,700	2,958
CRH America Finance, Inc.
3.400% due 05/09/2027		1,600	1,497
3.950% due 04/04/2028		17,000	16,093
4.500% due 04/04/2048		4,900	4,143
CVS Health Corp.
2.125% due 09/15/2031		6,500	5,224
3.250% due 08/15/2029		8,700	7,818
4.300% due 03/25/2028		6,815	6,577
CVS Pass-Through Trust 8.353% due 07/10/2031		158	170
DAE Funding LLC 1.625% due 02/15/2024		500	482
Dell International LLC
6.020% due 06/15/2026		18,800	19,117
6.200% due 07/15/2030		4,700	4,887
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		1,477	1,302
Discovery Communications LLC 4.650% due 05/15/2050		37,300	28,441
Duke University 2.832% due 10/01/2055		31,400	21,895
Eastern Energy Gas Holdings LLC 2.500% due 11/15/2024		8,400	8,026
eBay, Inc. 2.700% due 03/11/2030		14,150	12,162
Electronic Arts, Inc. 1.850% due 02/15/2031		500	405
Elevance Health, Inc. 2.375% due 01/15/2025		2,000	1,902
Emory University
1.566% due 09/01/2025		2,100	1,924
2.143% due 09/01/2030		12,300	10,342
2.969% due 09/01/2050		23,500	16,907
Energy Transfer LP
2.900% due 05/15/2025		1,500	1,422
4.500% due 11/01/2023		14,709	14,651
4.950% due 05/15/2028		4,290	4,154
5.000% due 05/15/2050		200	169
Entergy Louisiana LLC 1.600% due 12/15/2030		4,100	3,208
EQM Midstream Partners LP
6.000% due 07/01/2025		3,304	3,271
6.500% due 07/01/2027		5,000	4,936
Equifax, Inc. 3.100% due 05/15/2030		2,390	2,064
Essential Utilities, Inc.
2.400% due 05/01/2031		1,890	1,536
3.351% due 04/15/2050		1,800	1,254
Expedia Group, Inc.
3.250% due 02/15/2030		7,430	6,473
4.625% due 08/01/2027		5,000	4,850
6.250% due 05/01/2025		17,044	17,109
Ferguson Finance PLC 3.250% due 06/02/2030		4,400	3,824
Fidelity National Information Services, Inc. 1.150% due 03/01/2026		4,000	3,570
Fiserv, Inc. 2.650% due 06/01/2030		47,580	40,577
Flex Ltd. 4.875% due 05/12/2030		27,200	26,315
Ford Foundation 2.415% due 06/01/2050		5,100	3,389
Ford Motor Co. 3.250% due 02/12/2032		11,800	9,294
Fortune Brands Innovations, Inc. 3.250% due 09/15/2029		17,112	14,971
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	2,200	2,123
GE Capital Funding LLC 4.550% due 05/15/2032		$40,055	38,926
GE Capital U.K. Funding Unlimited Co. 5.875% due 01/18/2033	GBP	300	369
General Electric Co.
5.706% (US0003M + 0.380%) due 05/05/2026 ~		$2,640	2,639
7.500% due 08/21/2035		2,100	2,462

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Global Payments, Inc.
1.200% due 03/01/2026	9,000	8,002
2.650% due 02/15/2025	3,930	3,729
2.900% due 05/15/2030	18,292	15,521
3.200% due 08/15/2029	5,300	4,611
Gray Oak Pipeline LLC 3.450% due 10/15/2027	23,200	20,755
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	14,700	15,036
6.510% due 02/23/2042	800	833
Hamilton College 4.750% due 07/01/2113	29,370	24,040
HCA, Inc.
5.200% due 06/01/2028	15,050	14,938
5.375% due 09/01/2026	26,700	26,501
5.500% due 06/01/2033	22,800	22,774
5.875% due 02/01/2029	1,700	1,712
Huntington Ingalls Industries, Inc.
0.670% due 08/16/2023	12,400	12,325
2.043% due 08/16/2028	10,000	8,404
4.200% due 05/01/2030	3,500	3,248
Hyundai Capital America
0.800% due 01/08/2024	21,900	21,331
1.000% due 09/17/2024	32,500	30,579
1.650% due 09/17/2026	73,100	64,445
2.100% due 09/15/2028	33,000	27,687
5.500% due 03/30/2026	17,500	17,351
5.875% due 04/07/2025	11,992	11,993
Imperial Brands Finance PLC
3.125% due 07/26/2024	20,130	19,456
3.500% due 07/26/2026	34,025	31,711
3.875% due 07/26/2029	35,650	31,452
4.250% due 07/21/2025	15,205	14,589
Infor, Inc.
1.450% due 07/15/2023	5,600	5,590
1.750% due 07/15/2025	12,500	11,417
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	6,300	4,762
International Flavors & Fragrances, Inc.
1.230% due 10/01/2025	8,700	7,760
3.268% due 11/15/2040	5,100	3,574
JetBlue Pass-Through Trust
2.750% due 11/15/2033	7,279	6,206
2.950% due 11/15/2029	505	430
4.000% due 05/15/2034	4,307	3,934
JSW Hydro Energy Ltd. 4.125% due 05/18/2031	7,728	6,527
Kenvue, Inc. 5.050% due 03/22/2028	3,600	3,631
Kinder Morgan, Inc. 7.750% due 01/15/2032	5,100	5,761
Leidos, Inc.
2.300% due 02/15/2031	13,600	10,725
3.625% due 05/15/2025	1,800	1,727
4.375% due 05/15/2030	3,300	3,033
Level 3 Financing, Inc.
3.400% due 03/01/2027	16,100	13,678
3.875% due 11/15/2029	12,520	9,976
Liberty Utilities Finance GP 1 2.050% due 09/15/2030	14,600	11,355
Marriott International, Inc.
3.500% due 10/15/2032	27,640	23,894
3.600% due 04/15/2024	11,400	11,211
4.150% due 12/01/2023	33,000	32,836
4.625% due 06/15/2030	1,600	1,533
Mather Foundation 2.675% due 10/01/2031	1,050	874
Mattel, Inc. 3.375% due 04/01/2026	4,300	3,961
Melco Resorts Finance Ltd. 4.875% due 06/06/2025	300	286
Micron Technology, Inc.
2.703% due 04/15/2032	1,400	1,105
4.975% due 02/06/2026	10,200	10,054
MidMichigan Health 3.409% due 06/01/2050	29,500	21,138
Mileage Plus Holdings LLC 6.500% due 06/20/2027	1,120	1,124
Moody's Corp. 3.250% due 05/20/2050	1,200	861
Motorola Solutions, Inc. 2.300% due 11/15/2030	16,770	13,557
MPLX LP 4.700% due 04/15/2048	7,200	5,920
National Fuel Gas Co. 2.950% due 03/01/2031	10,900	8,728

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

NetApp, Inc.
1.875% due 06/22/2025		4,700	4,369
2.700% due 06/22/2030		40,900	34,400
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	1,200	1,226
3.043% due 09/15/2023		$39,300	39,025
3.201% due 09/17/2028	EUR	3,100	3,039
3.522% due 09/17/2025		$122,700	114,199
4.345% due 09/17/2027		132,900	120,968
4.810% due 09/17/2030		41,900	36,785
NVR, Inc. 3.000% due 05/15/2030		1,323	1,147
NXP BV
2.700% due 05/01/2025		4,788	4,540
3.150% due 05/01/2027		4,100	3,767
3.400% due 05/01/2030		1,700	1,505
3.875% due 06/18/2026		37,682	36,213
4.300% due 06/18/2029		2,100	1,980
5.000% due 01/15/2033		455	437
5.350% due 03/01/2026		13,800	13,713
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		4,000	2,494
Occidental Petroleum Corp. 6.950% due 07/01/2024		519	524
OCI NV 6.700% due 03/16/2033		6,100	5,967
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (g)(j)		38,250	100
ONEOK Partners LP 6.850% due 10/15/2037		2,200	2,262
Oracle Corp.
2.800% due 04/01/2027		300	276
2.950% due 04/01/2030		1,500	1,310
3.600% due 04/01/2050		11,100	7,938
3.850% due 04/01/2060		13,100	9,241
4.650% due 05/06/2030		1,500	1,450
6.250% due 11/09/2032 (l)		28,000	29,734
Orlando Health Obligated Group 3.327% due 10/01/2050		1,100	824
PeaceHealth Obligated Group 3.218% due 11/15/2050		8,900	6,014
Penske Truck Leasing Co. LP
3.450% due 07/01/2024		11,100	10,816
4.125% due 08/01/2023		2,400	2,397
Petroleos Mexicanos 10.000% due 02/07/2033		13,700	12,561
Pfizer Investment Enterprises Pte. Ltd. 4.450% due 05/19/2028		11,100	10,915
President & Fellows of Harvard College 2.517% due 10/15/2050		550	368
Qorvo, Inc. 1.750% due 12/15/2024		716	667
Quanta Services, Inc.
0.950% due 10/01/2024		1,100	1,034
2.900% due 10/01/2030		4,000	3,402
Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		8,190	6,532
2.800% due 09/15/2050		5,500	3,546
Renesas Electronics Corp.
1.543% due 11/26/2024		9,460	8,845
2.170% due 11/25/2026		3,801	3,346
Rolls-Royce PLC 5.750% due 10/15/2027		1,200	1,175
Royalty Pharma PLC 1.200% due 09/02/2025		11,900	10,736
Rumo Luxembourg SARL 5.250% due 01/10/2028		15,500	14,415
S&P Global, Inc.
2.700% due 03/01/2029		6,900	6,215
4.250% due 05/01/2029		5,600	5,446
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		34,100	32,448
5.000% due 03/15/2027		2,375	2,339
Sands China Ltd.
4.300% due 01/08/2026		600	565
5.625% due 08/08/2025		300	293
Siemens Financieringsmaatschappij NV 1.200% due 03/11/2026		14,900	13,474
Skyworks Solutions, Inc. 1.800% due 06/01/2026		380	340
Southern Co.
1.750% due 03/15/2028		7,190	6,149
3.700% due 04/30/2030		4,000	3,672
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		6,800	5,712
9.375% due 11/30/2029		8,000	8,575

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		3,700	3,352
Sprint Spectrum Co. LLC
4.738% due 03/20/2025		8,050	7,948
5.152% due 09/20/2029		47,025	46,541
Starbucks Corp. 2.550% due 11/15/2030		51,050	43,518
Sutter Health 3.361% due 08/15/2050		26,400	18,981
Syngenta Finance NV 4.892% due 04/24/2025		3,751	3,674
T-Mobile USA, Inc.
1.500% due 02/15/2026		21,400	19,345
2.050% due 02/15/2028		1,000	868
2.550% due 02/15/2031		30,100	25,029
3.400% due 10/15/2052		15,500	11,077
3.500% due 04/15/2025		5,700	5,483
3.875% due 04/15/2030		27,657	25,496
Takeda Pharmaceutical Co. Ltd. 2.050% due 03/31/2030		24,200	20,124
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		9,635	8,235
7.000% due 10/15/2028		3,900	4,121
Textron, Inc. 2.450% due 03/15/2031		3,900	3,219
Thermo Fisher Scientific, Inc. 1.750% due 10/15/2028		9,500	8,192
TMS Issuer SARL 5.780% due 08/23/2032		13,800	14,237
Transcontinental Gas Pipe Line Co. LLC 3.250% due 05/15/2030		3,200	2,847
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		5,000	4,096
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		4,329	4,042
4.625% due 12/03/2026		1,142	1,071
7.125% due 04/22/2025		3,095	3,091
United Airlines Pass-Through Trust
2.700% due 11/01/2033		6,872	5,774
2.900% due 11/01/2029		1,451	1,261
3.100% due 01/07/2030		4,443	4,024
3.450% due 06/01/2029		4,113	3,775
3.450% due 01/07/2030		1,765	1,527
3.500% due 09/01/2031		3,777	3,412
3.750% due 03/03/2028		1,161	1,092
4.000% due 10/11/2027		2,191	2,063
4.150% due 10/11/2025		2,031	1,997
4.150% due 02/25/2033		10,576	9,716
4.300% due 02/15/2027		867	835
5.800% due 07/15/2037		47,500	48,349
5.875% due 04/15/2029		42,711	42,397
United Airlines, Inc. 4.375% due 04/15/2026		1,900	1,807
Utah Acquisition Sub, Inc. 3.950% due 06/15/2026		8,800	8,361
Verisk Analytics, Inc. 3.625% due 05/15/2050		10,800	7,959
Virgin Media Secured Finance PLC 5.250% due 05/15/2029	GBP	10,000	10,783
VMware, Inc.
1.800% due 08/15/2028		$3,000	2,516
4.500% due 05/15/2025		11,358	11,129
4.650% due 05/15/2027		12,010	11,676
4.700% due 05/15/2030		19,100	18,241
Volkswagen Group of America Finance LLC
2.850% due 09/26/2024		17,200	16,589
3.200% due 09/26/2026		3,700	3,444
3.350% due 05/13/2025		27,445	26,301
3.750% due 05/13/2030		6,400	5,782
4.750% due 11/13/2028		39,500	38,246
Volkswagen International Finance NV 4.898% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	10,400	11,511
Warnermedia Holdings, Inc.
3.528% due 03/15/2024		$10,250	10,067
3.755% due 03/15/2027		4,800	4,479
Weir Group PLC 2.200% due 05/13/2026		18,700	16,760
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		5,600	5,319
4.950% due 09/15/2028		6,100	5,880
Wipro IT Services LLC 1.500% due 06/23/2026		14,300	12,759
Woodside Finance Ltd. 3.650% due 03/05/2025		100	96
WPP Finance 3.750% due 09/19/2024		300	291

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Xylem, Inc. 3.250% due 11/01/2026		2,400	2,258
Zimmer Biomet Holdings, Inc. 1.164% due 11/15/2027	EUR	2,700	2,615
Zoetis, Inc. 2.000% due 05/15/2030		$30,800	25,715

			3,763,133

UTILITIES 2.8%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		7,298	5,350
AEP Texas, Inc. 3.950% due 06/01/2028		5,800	5,451
AES Corp.
2.450% due 01/15/2031		10,600	8,574
3.300% due 07/15/2025		20,050	18,952
3.950% due 07/15/2030		23,167	20,790
Alliant Energy Finance LLC 1.400% due 03/15/2026		8,400	7,440
American Transmission Systems, Inc. 5.000% due 09/01/2044		700	653
American Water Capital Corp. 3.450% due 06/01/2029		7,800	7,248
Appalachian Power Co. 2.700% due 04/01/2031		23,700	19,758
Arizona Public Service Co.
2.200% due 12/15/2031		12,700	9,941
2.600% due 08/15/2029		6,400	5,469
3.350% due 05/15/2050		14,000	9,681
AT&T, Inc.
2.250% due 02/01/2032		1,990	1,581
2.750% due 06/01/2031		40,350	34,059
3.850% due 06/01/2060		1,140	826
Atmos Energy Corp. 1.500% due 01/15/2031		5,400	4,246
Black Hills Corp. 2.500% due 06/15/2030		6,600	5,454
Boston Gas Co.
3.150% due 08/01/2027		2,900	2,641
3.757% due 03/16/2032		7,800	6,879
Clearway Energy Operating LLC 3.750% due 02/15/2031		10,700	8,889
Constellation Energy Generation LLC 3.250% due 06/01/2025		9,100	8,667
Dominion Energy, Inc. 2.250% due 08/15/2031		9,550	7,700
Duke Energy Carolinas LLC
2.550% due 04/15/2031		6,500	5,521
2.850% due 03/15/2032		1,500	1,276
Duke Energy Corp. 2.450% due 06/01/2030		8,600	7,231
Duke Energy Florida LLC 2.400% due 12/15/2031		2,580	2,121
Duke Energy Ohio, Inc. 3.650% due 02/01/2029		3,200	2,976
Duke Energy Progress LLC 2.000% due 08/15/2031		24,100	19,408
Edison International 5.750% due 06/15/2027		4,700	4,703
EDP Finance BV 1.710% due 01/24/2028		38,300	32,791
Electricite de France SA
5.700% due 05/23/2028		5,000	4,996
9.125% due 03/15/2033 •(j)		13,700	14,083
Enel Finance America LLC
2.875% due 07/12/2041		2,800	1,845
7.100% due 10/14/2027		13,700	14,405
Enel Finance International NV
1.375% due 07/12/2026		17,400	15,368
1.875% due 07/12/2028		11,300	9,487
2.250% due 07/12/2031		800	627
2.650% due 09/10/2024		178,101	171,435
4.625% due 06/15/2027		35,600	34,484
5.000% due 06/15/2032		12,900	12,205
Entergy Corp.
1.900% due 06/15/2028		2,100	1,792
2.800% due 06/15/2030		6,100	5,178
3.750% due 06/15/2050		7,700	5,691
Evergy Metro, Inc. 2.250% due 06/01/2030		12,600	10,504
Exelon Corp.
2.750% due 03/15/2027		770	705
3.950% due 06/15/2025		933	903
Fells Point Funding Trust 3.046% due 01/31/2027		8,500	7,820

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

FirstEnergy Corp.
1.600% due 01/15/2026	5,500	4,992
2.250% due 09/01/2030	12,000	9,749
4.150% due 07/15/2027	2,000	1,901
Florida Power & Light Co. 3.700% due 12/01/2047	600	488
Georgia Power Co. 3.250% due 03/15/2051	9,900	6,993
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026	700	658
India Green Power Holdings 4.000% due 02/22/2027	5,500	4,812
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	11,370	10,299
ITC Holdings Corp. 2.950% due 05/14/2030	25,900	22,297
Kentucky Utilities Co. 3.300% due 06/01/2050	5,200	3,707
Massachusetts Electric Co. 1.729% due 11/24/2030	3,400	2,603
Metropolitan Edison Co. 4.300% due 01/15/2029	1,760	1,666
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	9,400	9,205
Monongahela Power Co. 3.550% due 05/15/2027	4,400	4,129
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	10,290	7,860
8.000% due 03/01/2032	165	193
New York State Electric & Gas Corp.
1.950% due 10/01/2030	18,300	14,344
2.150% due 10/01/2031	3,410	2,671
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	8,900	7,635
2.250% due 06/01/2030	71,790	59,790
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,000	963
4.278% due 12/15/2028	17,600	16,398
NRG Energy, Inc. 3.875% due 02/15/2032	2,500	1,929
ONEOK, Inc.
5.850% due 01/15/2026	7,700	7,732
6.350% due 01/15/2031	11,100	11,439
Pacific Gas & Electric Co.
1.700% due 11/15/2023	25,060	24,634
2.100% due 08/01/2027	28,879	24,690
2.500% due 02/01/2031	39,700	31,112
2.950% due 03/01/2026	4,050	3,712
3.150% due 01/01/2026	35,240	32,718
3.250% due 02/16/2024	18,900	18,556
3.250% due 06/01/2031	18,660	15,190
3.300% due 03/15/2027	9,400	8,540
3.300% due 12/01/2027	10,000	8,775
3.300% due 08/01/2040	20,719	13,986
3.400% due 08/15/2024	2,230	2,159
3.450% due 07/01/2025	13,300	12,564
3.500% due 06/15/2025	16,990	16,093
3.500% due 08/01/2050	51,900	33,084
3.750% due 02/15/2024	15,685	15,428
3.750% due 07/01/2028	12,700	11,391
3.750% due 08/15/2042	2,000	1,386
3.850% due 11/15/2023	4,691	4,650
3.950% due 12/01/2047	24,400	16,655
4.000% due 12/01/2046	6,800	4,568
4.200% due 03/01/2029	31,800	28,607
4.250% due 08/01/2023	6,626	6,619
4.250% due 03/15/2046	9,600	6,840
4.300% due 03/15/2045	8,500	6,078
4.400% due 03/01/2032	26,200	22,726
4.450% due 04/15/2042	9,200	6,977
4.500% due 07/01/2040	23,100	17,988
4.500% due 12/15/2041	10,400	7,675
4.550% due 07/01/2030	49,903	45,201
4.600% due 06/15/2043	3,300	2,501
4.650% due 08/01/2028	6,100	5,646
4.750% due 02/15/2044	4,100	3,187
4.950% due 07/01/2050	7,800	6,137
6.100% due 01/15/2029	25,250	24,863
6.150% due 01/15/2033	14,100	13,798
6.400% due 06/15/2033	25,500	25,378
6.750% due 01/15/2053	6,000	5,929
PacifiCorp
2.700% due 09/15/2030	100	83
3.300% due 03/15/2051	100	69
Pennsylvania Electric Co. 3.250% due 03/15/2028	600	545

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Public Service Co. of Colorado
1.900% due 01/15/2031	6,900	5,580
2.700% due 01/15/2051	18,600	11,799
ReNew Wind Energy AP2 4.500% due 07/14/2028	11,600	9,897
Rio Oil Finance Trust
8.200% due 04/06/2028	1,775	1,786
9.250% due 07/06/2024	3,661	3,696
9.750% due 01/06/2027	18,504	19,106
Rochester Gas & Electric Corp. 1.850% due 12/01/2030	600	464
San Diego Gas & Electric Co.
1.700% due 10/01/2030	12,800	10,247
3.320% due 04/15/2050	1,300	932
Southern California Edison Co.
2.500% due 06/01/2031	12,760	10,621
2.750% due 02/01/2032	23,550	19,717
3.650% due 06/01/2051	15,000	11,156
4.700% due 06/01/2027	5,700	5,607
Southern California Gas Co. 2.950% due 04/15/2027	6,830	6,376
Southwest Gas Corp. 4.050% due 03/15/2032	1,270	1,145
Southwestern Electric Power Co. 4.100% due 09/15/2028	257	244
Southwestern Public Service Co. 3.150% due 05/01/2050	7,900	5,513
Sprint LLC
7.125% due 06/15/2024	200	202
7.875% due 09/15/2023	2,500	2,508
System Energy Resources, Inc. 2.140% due 12/09/2025	18,500	16,794
TELUS Corp. 3.400% due 05/13/2032	7,000	5,994
Toledo Edison Co. 2.650% due 05/01/2028	18,667	16,519
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025	500	481
Union Electric Co. 2.625% due 03/15/2051	14,500	9,321
Virginia Electric & Power Co. 4.450% due 02/15/2044	10	9
VTR Comunicaciones SpA 5.125% due 01/15/2028	12,294	6,418
WEC Energy Group, Inc.
1.375% due 10/15/2027	4,100	3,504
1.800% due 10/15/2030	16,190	12,887

		1,537,518

Total Corporate Bonds & Notes (Cost $13,312,042)		12,094,872

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030	5,100	4,443
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025	4,500	4,233
2.534% due 06/01/2028	5,100	4,574
2.584% due 06/01/2029	3,600	3,172
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	2	2
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	200	228
State of California 7.550% due 04/01/2039	2	3
University of California Revenue Bond, Series 2012 4.858% due 05/15/2112	6,770	6,036
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	5,700	5,058

		27,749

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003 5.910% due 06/01/2033	165	178

FLORIDA 0.0%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.705% due 07/01/2027	9,700	8,593

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	49,506	56,825

NEW YORK 0.1%
New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	18,819
2.127% due 03/15/2032	23,000	18,533
2.227% due 03/15/2033	23,000	18,288
2.277% due 03/15/2034	19,000	14,848
New York State Urban Development Corp. Revenue Notes, Series 2020 1.827% due 03/15/2029	1,300	1,104

		71,592

OHIO 0.0%
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010 6.540% due 12/01/2036	2,980	3,338

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	177

TEXAS 0.0%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 4.507% due 11/01/2051	8,385	7,827
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.329% due 11/01/2025	1,000	915
1.946% due 11/01/2028	2,435	2,115
2.046% due 11/01/2029	1,400	1,193
2.096% due 11/01/2030	1,750	1,463

		13,513

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,363
3.401% due 06/01/2034	10,930	8,928
3.501% due 06/01/2035	9,935	8,035

		18,326

Total Municipal Bonds & Notes (Cost $229,875)		200,291

U.S. GOVERNMENT AGENCIES 46.2%
Fannie Mae
0.000% due 02/25/2033 - 11/25/2040 •	356	295
0.000% due 03/25/2036 (b)(g)	777	682
0.000% due 03/25/2036 - 06/25/2055 ~(a)	24,009	1,161
0.920% due 02/25/2037 •(a)	9	1
0.950% due 06/25/2037 •(a)	50	3
1.000% due 12/25/2042 •(a)	938	114
1.100% due 05/25/2037 - 01/25/2040 •(a)	498	24
1.150% due 08/25/2042 •(a)	6,288	724
1.230% due 03/25/2037 •(a)	27	2
1.279% due 10/25/2043 •	16,365	15,061
1.400% due 07/25/2036 •(a)	280	20
1.450% due 12/25/2036 •(a)	28	2
1.462% due 06/25/2037 •(a)	143	4
1.490% due 12/25/2036 •(a)	100	8
1.500% due 07/25/2037 •(a)	73	6
1.610% due 05/25/2037 •(a)	24	2
2.348% due 01/25/2031 ~(a)	194,334	16,735
2.478% due 10/01/2027 •	1	1
3.000% due 08/25/2040 - 09/01/2057	62,767	57,028
3.152% due 11/01/2037 •	6	6
3.250% due 08/01/2024 •	2	2
3.495% due 02/01/2035 •	376	367
3.500% due 08/25/2042 - 08/01/2052	61,129	56,020
3.522% due 11/01/2035 •	33	32
3.539% due 03/01/2033 •	9	9
3.546% due 09/01/2035 •	342	333
3.563% due 11/01/2034 •	73	71
3.575% due 08/01/2035 •	76	75
3.582% due 10/01/2034 •	79	77
3.585% due 12/01/2034 •	9	9
3.598% due 01/01/2035 •	584	573
3.621% due 12/01/2034 •	13	13
3.623% due 01/01/2035 •	1,256	1,252
3.645% due 08/01/2027 •	5	5
3.665% due 11/01/2034 •	70	69
3.675% due 09/01/2034 •	34	33

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

3.681% due 05/01/2030 •	2	2
3.708% due 01/01/2035 •	15	15
3.709% due 03/01/2035 •	5	5
3.712% due 01/01/2035 •	659	642
3.714% due 02/01/2035 •	12	12
3.715% due 01/01/2036 •	1	1
3.720% due 10/01/2035 •	131	128
3.741% due 11/01/2032 •	3	3
3.750% due 07/01/2024 - 08/01/2025 •	13	13
3.768% due 09/01/2035 •	1	1
3.775% due 09/01/2035 •	3	3
3.785% due 10/01/2034 •	126	123
3.788% due 08/01/2035 •	27	26
3.795% due 12/01/2034 - 03/01/2036 •	56	55
3.800% due 09/01/2035 •	12	12
3.805% due 07/01/2035 •	2	2
3.810% due 12/01/2035 •	7	7
3.845% due 07/01/2026 - 09/01/2035 •	370	363
3.872% due 12/01/2034 •	7	7
3.875% due 11/01/2035 - 09/01/2036 •	37	36
3.881% due 08/01/2035 •	348	341
3.891% due 12/01/2034 •	151	147
3.895% due 11/01/2031 •	33	33
3.898% due 08/01/2035 •	141	138
3.905% due 01/01/2036 •	14	14
3.913% due 09/01/2035 •	321	314
3.918% due 11/01/2035 •	228	224
3.929% due 07/01/2034 •	3	3
3.933% due 12/01/2034 •	3	3
3.943% due 09/01/2037 •	8	7
3.948% due 12/01/2033 •	84	82
3.950% due 11/01/2034 •	3	3
3.951% due 09/01/2034 •	979	985
3.955% due 09/01/2024 •	8	8
3.956% due 02/01/2035 •	127	125
3.960% due 10/01/2034 •	145	144
3.970% due 07/01/2026 •	1	1
3.978% due 12/01/2035 •	66	65
3.987% due 09/01/2035 •	25	25
3.990% due 12/01/2036 •	2	2
3.995% due 11/01/2034 •	104	102
3.996% due 07/01/2035 •	53	52
4.000% due 07/25/2040 - 01/01/2059	114,507	108,112
4.007% due 08/01/2026 •	5	5
4.010% due 09/01/2035 •	101	99
4.015% due 09/01/2035 •	126	124
4.018% due 02/01/2035 •	62	61
4.020% due 10/01/2035 •	110	109
4.027% due 07/01/2034 •	159	156
4.030% due 11/01/2035 •	49	47
4.032% due 11/01/2035 •	82	80
4.036% due 08/01/2035 •	53	54
4.038% due 10/01/2035 •	35	34
4.047% due 07/01/2035 - 03/01/2036 •	116	114
4.057% due 01/01/2037 •	4	4
4.066% due 02/01/2035 •	451	440
4.069% due 12/01/2033 •	95	93
4.082% due 05/25/2035 ~	1,383	1,407
4.094% due 09/01/2037 •	1	1
4.133% due 08/01/2035 •	83	82
4.135% due 08/01/2033 - 01/01/2036 •	50	49
4.140% due 09/01/2029 •	2	2
4.145% due 06/01/2035 •	756	755
4.152% due 09/01/2033 •	3	3
4.162% due 07/01/2035 - 11/01/2035 •	127	124
4.175% due 02/01/2035 •	4	4
4.180% due 03/01/2035 •	7	7
4.185% due 08/01/2032 •	2	2
4.186% due 11/01/2035 •	980	996
4.190% due 12/01/2023 •	3	3
4.202% due 02/01/2027 •	10	10
4.211% due 03/01/2036 •	86	84
4.222% due 11/01/2025 •	5	5
4.224% due 09/01/2033 •	13	13
4.230% due 09/01/2023 •	2	2
4.247% due 06/01/2033 •	5	5
4.249% due 02/01/2036 •	30	29
4.250% due 12/01/2025 •	14	14
4.258% due 08/01/2035 •	1	1
4.267% due 07/01/2024 •	3	3
4.273% due 12/01/2033 •	138	135
4.284% due 04/01/2038 •	1	1
4.287% due 04/01/2033 - 02/01/2036 •	97	94
4.300% due 11/01/2035 - 01/01/2036 •	266	262
4.306% due 07/01/2035 •	151	149
4.318% due 03/01/2034 •	404	396

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

4.323% due 03/01/2036 •	70	68
4.324% due 04/01/2034 •	17	17
4.325% due 11/01/2023 - 10/01/2027 •	17	16
4.336% due 05/01/2035 •	553	545
4.345% due 05/01/2038 •	3,210	3,257
4.350% due 05/01/2026 •	1	1
4.376% due 07/01/2033 •	1	1
4.378% due 05/01/2025 •	4	4
4.383% due 09/01/2035 •	44	43
4.395% due 12/01/2025 •	10	9
4.415% due 11/01/2034 •	240	245
4.438% due 01/01/2035 •	145	142
4.440% due 06/01/2025 •	5	5
4.496% due 12/01/2036 •	14	14
4.500% due 02/01/2024 •	1	1
4.500% due 06/25/2024 - 05/01/2053	326,295	315,102
4.508% due 02/01/2028 •	1	1
4.521% due 06/01/2035 •	5	5
4.547% due 05/01/2035 •	22	21
4.548% due 03/01/2033 •	17	17
4.550% due 03/01/2035 •	2	2
4.564% due 07/01/2035 •	158	157
4.625% due 10/01/2023 - 10/01/2026 •	1	1
4.630% due 12/01/2027 •	49	48
4.633% due 12/01/2030 •	2	2
4.690% due 11/01/2025 •	9	9
4.693% due 11/01/2025 •	24	23
4.725% due 12/01/2026 •	3	3
4.773% due 08/01/2027 •	44	43
4.812% due 12/25/2042 ~	4,488	4,246
4.910% due 06/01/2035 •	63	61
4.927% due 04/01/2027 •	5	5
4.943% due 06/01/2043 •	1,150	1,114
4.944% due 07/01/2042 - 12/01/2044 •	4,390	4,248
4.994% due 09/01/2041 •	1,964	1,916
5.000% due 09/18/2027 - 04/25/2035	358	351
5.000% due 04/25/2043 •	749	678
5.014% due 06/01/2035 •	35	34
5.036% due 07/25/2037 •	50	48
5.073% due 05/01/2033 •	7	7
5.103% due 03/25/2036 •	284	278
5.138% due 05/01/2036 •	69	69
5.144% due 10/01/2030 - 10/01/2040 •	565	546
5.195% due 10/25/2042 ~	3,427	3,406
5.215% due 01/01/2026 •	3	3
5.250% due 08/01/2027 •	5	5
5.258% due 03/25/2034 •	7	7
5.281% due 05/01/2035 •	383	375
5.284% due 05/01/2037 •	2	2
5.288% due 08/25/2034 •	4	4
5.312% due 06/01/2035 •	125	121
5.313% due 04/01/2024 •	3	3
5.315% due 05/01/2035 •	4	4
5.326% due 04/01/2035 •	218	212
5.348% due 09/01/2034 •	12	12
5.350% due 05/25/2035 •	1	1
5.357% due 06/01/2035 •	59	58
5.390% due 06/25/2032 •	1	1
5.400% due 04/25/2036 - 05/25/2037 •	259	257
5.435% due 06/01/2034 •	1	1
5.450% due 01/25/2033 - 05/25/2048 •	16,564	15,935
5.470% due 11/25/2036 - 06/25/2037 •	166	162
5.500% due 02/25/2024 - 06/01/2053	167,211	166,551
5.500% due 05/25/2034 - 03/25/2044 •	1,152	1,138
5.510% due 03/25/2037 •	4	4
5.516% due 11/01/2035 •	342	336
5.520% due 01/25/2037 •	222	217
5.530% due 07/25/2037 •	188	185
5.546% due 04/18/2028 •	5	5
5.550% due 06/25/2029 - 06/25/2047 •	22,771	22,069
5.560% due 09/25/2035 •	15	15
5.580% due 11/25/2040 •	2,001	1,967
5.596% due 10/18/2030 •	69	69
5.600% due 10/25/2030 - 04/25/2047 •	29,565	28,625
5.610% due 07/25/2036 •	445	440
5.640% due 05/01/2035 •	6	6
5.650% due 08/25/2030 - 12/25/2049 •	31,645	30,696
5.670% due 10/25/2040 •	17	17
5.696% due 12/18/2031 •	14	14
5.700% due 09/25/2041 •	384	378
5.718% due 05/01/2034 •	33	32
5.730% due 08/25/2037 •	2,070	2,045
5.750% due 12/20/2027 - 08/25/2034	391	388
5.750% due 12/25/2032 - 07/25/2034 •	720	720
5.785% due 02/01/2035 •	79	81
5.800% due 10/25/2023 - 03/25/2040 •	474	471

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

5.820% due 05/01/2035 - 03/25/2038 •	35	35
5.870% due 06/25/2037 •	70	70
5.894% due 03/01/2034 •	347	354
5.900% due 03/25/2038 - 11/25/2039 •	93	94
5.988% due 03/01/2034 •	2	2
6.000% due 05/17/2027 - 10/25/2044	4,150	4,197
6.050% due 04/25/2032 •	2	1
6.246% due 04/01/2036 •	23	23
6.250% due 02/25/2029	92	92
6.300% due 10/17/2038	141	129
6.500% due 10/25/2023 - 05/01/2053	42,999	43,903
6.670% due 04/01/2027 •	2	2
6.690% due 08/25/2037 ~	18	18
7.000% due 12/18/2026 - 01/25/2048	689	699
7.500% due 08/20/2027 - 07/25/2041	111	112
7.500% due 06/19/2041 ~	7	7
8.000% due 07/18/2027 - 03/01/2030	2	2
8.500% due 02/17/2027	20	21
9.000% due 11/01/2025	11	11
13.683% due 03/25/2039 ~	1	1
Fannie Mae, TBA
4.500% due 08/01/2038	6,950	6,814
5.500% due 09/01/2053	95,000	94,532
6.000% due 08/01/2053	408,900	412,446
6.500% due 08/01/2053	2,900	2,959
Federal Home Loan Bank 5.710% due 03/14/2025	1,100	1,101
Federal Housing Administration 7.430% due 01/01/2024 «	3	3
Freddie Mac
0.000% due 05/15/2038 - 10/15/2041 ~(a)	14,737	669
0.000% due 02/15/2041 •	9	6
0.807% due 06/15/2042 - 08/15/2042 •(a)	16,468	1,373
1.057% due 02/15/2038 •(a)	130	7
1.107% due 05/15/2039 •(a)	154	11
1.163% due 05/15/2033 •	79	73
1.211% due 09/15/2043 - 12/15/2043 •	8,042	7,666
1.257% due 03/15/2037 •(a)	119	9
1.307% due 08/15/2036 •(a)	69	6
1.317% due 12/15/2041 •(a)	5,967	670
1.319% due 11/15/2033 •	22	22
1.387% due 09/15/2036 •(a)	93	8
1.457% due 11/15/2036 •(a)	3,545	308
1.544% due 10/25/2023 •	1	1
2.515% due 04/01/2029 •	1	1
2.875% due 04/25/2026	13,600	12,835
2.939% due 04/25/2029	2,600	2,371
3.000% due 03/01/2027	4	3
3.000% due 08/15/2027 (a)	1,970	81
3.500% due 07/01/2029 - 04/01/2052	95,874	88,154
3.622% due 09/01/2035 •	7	7
3.716% due 09/01/2035 •	3	3
3.820% due 02/01/2037 •	1	1
3.845% due 08/01/2035 •	41	40
3.875% due 10/01/2035 •	31	31
3.948% due 10/01/2023 •	1	1
3.960% due 10/25/2023 •	4	4
3.966% due 04/01/2036 •	94	94
3.975% due 10/01/2035 •	1,787	1,793
3.981% due 08/01/2035 •	1	1
3.983% due 01/01/2037 •	12	12
3.985% due 09/01/2035 •	466	460
3.995% due 10/01/2035 •	800	790
4.000% due 06/01/2024 •	4	4
4.000% due 10/01/2033 - 04/01/2053	203,724	191,818
4.021% due 09/01/2035 •	12	12
4.060% due 11/01/2035 •	45	45
4.097% due 07/01/2032 - 03/01/2035 •	139	135
4.120% due 10/01/2035 - 11/01/2035 •	1,064	1,051
4.126% due 12/01/2035 - 02/01/2037 •	51	50
4.143% due 07/01/2032 •	2	2
4.156% due 10/01/2026 •	6	6
4.165% due 11/15/2042 •	4,580	4,505
4.187% due 05/01/2035 •	931	913
4.188% due 03/01/2036 •	4	4
4.189% due 08/15/2040 •	10,468	10,111
4.270% due 07/01/2035 •	475	471
4.290% due 02/01/2036 •	26	25
4.299% due 10/15/2040 •	8,293	7,968
4.315% due 11/01/2035 •	386	383
4.350% due 01/01/2034 •	251	250
4.357% due 01/01/2028 •	1	1
4.365% due 10/01/2023 •	2	2
4.367% due 08/15/2032 ~	58	56
4.373% due 04/01/2036 •	4	3
4.376% due 10/01/2023 •	1	1

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

4.388% due 03/01/2035 •	4	4
4.401% due 08/01/2035 •	1,368	1,396
4.463% due 09/01/2037 •	1	1
4.485% due 07/01/2027 •	1	1
4.495% due 11/01/2028 •	55	54
4.500% due 07/01/2023 - 05/01/2053	40,374	38,899
4.544% due 11/01/2034 •	30	30
4.564% due 08/01/2035 •	3	3
4.628% due 10/01/2023 •	1	1
4.629% due 07/01/2030 •	82	81
4.670% due 06/01/2030 •	83	81
4.695% due 01/25/2036 ~	1,407	1,329
4.708% due 02/01/2026 •	42	41
4.780% due 04/01/2024 •	1	1
4.815% due 03/01/2036 •	2	2
4.869% due 06/01/2033 •	30	30
4.909% due 05/01/2037 •	2	2
5.000% due 08/15/2034 - 05/01/2053	127,058	124,665
5.000% due 03/15/2043 •	298	266
5.066% due 06/01/2035 •	2,238	2,257
5.118% due 05/01/2037 •	7	6
5.176% due 02/25/2045 •	4,719	4,547
5.245% due 05/01/2036 •	20	19
5.280% due 08/25/2031 •	84	84
5.323% due 07/01/2035 •	264	257
5.376% due 07/25/2044 •	736	684
5.383% due 10/15/2043 •	28,516	27,930
5.443% due 07/15/2034 - 05/15/2037 •	162	158
5.487% due 06/01/2037 •	1	1
5.493% due 08/15/2035 - 02/15/2037 •	102	101
5.500% due 05/15/2033 - 05/01/2053	112,772	112,374
5.500% due 08/01/2035 •	4	4
5.513% due 07/15/2034 •	96	94
5.533% due 02/15/2037 •	7	7
5.543% due 12/15/2029 - 11/15/2043 •	2,379	2,327
5.593% due 06/15/2031 - 05/15/2041 •	863	844
5.603% due 05/15/2036 •	250	247
5.643% due 11/15/2030 - 12/15/2031 •	1	1
5.693% due 06/15/2030 - 12/15/2032 •	27	27
5.713% due 01/15/2041 •	561	554
5.743% due 02/15/2032 - 03/15/2044 •	1,893	1,853
5.773% due 05/15/2032 - 07/15/2037 •	1,330	1,320
5.793% due 12/15/2032 - 11/15/2037 •	1,066	1,067
5.863% due 08/15/2037 •	1,514	1,500
5.897% due 05/01/2037 •	41	42
5.903% due 10/15/2037 •	624	620
5.913% due 05/15/2037 •	470	467
5.923% due 05/15/2040 •	8	8
5.943% due 08/15/2036 •	10	10
5.950% due 06/15/2028	2,804	2,789
6.000% due 06/15/2024 - 10/15/2036	6,119	6,246
6.043% due 11/15/2039 •	8	8
6.103% due 07/15/2037 •	144	146
6.150% due 05/25/2043 •	2,777	2,751
6.250% due 12/15/2028	49	49
6.500% due 01/15/2024 - 10/25/2043	15,866	16,086
7.000% due 07/15/2023 - 10/25/2043	4,900	4,980
7.480% due 08/15/2037 •	264	300
7.500% due 06/01/2024 - 10/01/2036	767	789
7.645% due 05/01/2025	1,467	1,469
8.000% due 04/25/2024 - 06/01/2025	33	33
8.500% due 08/01/2024 - 06/01/2030	6	5
Ginnie Mae
0.185% due 11/16/2043 ~(a)	484	0
2.500% due 03/15/2043 - 04/20/2052	62,567	54,238
2.625% (H15T1Y + 1.500%) due 07/20/2023 - 09/20/2026 ~	310	301
2.625% due 08/20/2024 - 07/20/2034 •	627	607
2.750% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2026 ~	281	274
2.750% due 11/20/2024 - 10/20/2033 •	728	697
2.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~	258	256
2.875% due 05/20/2024 - 04/20/2041 •	1,416	1,385
2.906% due 05/20/2047 •	641	601
3.000% (H15T1Y + 1.500%) due 07/20/2024 - 07/20/2026 ~	240	236
3.000% due 10/20/2026 - 08/20/2030 •	610	589
3.000% due 11/15/2049 - 02/15/2050	3,452	3,099
3.500% (H15T1Y + 1.500%) due 07/20/2024 - 09/20/2026 ~	7	7
3.500% due 06/20/2041 •	2	2
3.500% due 10/15/2041 - 09/20/2052	16,348	15,357
3.625% (H15T1Y + 1.500%) due 01/20/2024 - 03/20/2026 ~	323	313
3.625% due 01/20/2027 - 02/20/2034 •	1,279	1,233
3.750% due 10/20/2038 •	15	14
4.000% due 05/20/2041 - 03/15/2052	83,860	80,052
4.000% due 02/20/2044 (a)	11,771	1,415
4.125% (H15T1Y + 2.000%) due 01/20/2025 ~	1	1
4.500% due 08/15/2033 - 11/20/2049	68,120	66,644
4.561% due 08/20/2065 •	30,512	30,263

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

4.593% due 12/20/2065 •	12,977	12,800
4.614% due 12/20/2065 •	15,951	15,756
4.646% due 11/20/2067 •	2,529	2,526
4.750% due 07/20/2035	453	444
4.795% due 02/20/2066 •	19,428	19,265
4.939% due 03/20/2066 •	6,768	6,719
4.940% due 03/20/2066 •	24,920	24,684
4.961% due 04/20/2067 •	4,721	4,695
4.968% due 06/20/2065 •	3,187	3,157
4.977% due 08/20/2066 •	3,684	3,660
5.000% due 07/15/2033 - 06/20/2050	3,458	3,461
5.120% due 07/20/2065 •	1,275	1,271
5.170% due 04/20/2063 - 05/20/2063 •	3,208	3,196
5.308% due 04/20/2065 •	16	16
5.318% due 06/20/2065 •	13,053	12,985
5.328% due 09/20/2065 •	12,218	12,140
5.366% due 08/20/2045 •	2,494	2,410
5.388% due 06/20/2065 •	1,497	1,485
5.400% due 02/20/2060 •	10,251	10,236
5.431% due 06/20/2067 •	10,210	10,198
5.500% due 03/16/2034	477	474
5.502% due 04/20/2066 •	4,640	4,598
5.524% due 05/20/2065 •	2,311	2,299
5.554% due 02/20/2067 •	5,481	5,448
5.564% due 06/20/2067 •	1,768	1,750
5.566% due 09/20/2052 •	8,045	7,829
5.594% due 01/20/2061 - 07/20/2063 •	2,344	2,332
5.607% due 07/20/2049 •	1,720	1,672
5.644% due 05/20/2065 •	3,547	3,506
5.664% due 04/20/2062 - 06/20/2065 •	8,490	8,424
5.694% due 03/20/2062 - 08/20/2065 •	9,087	9,006
5.794% due 04/20/2070 •	21,847	21,241
5.840% due 02/20/2060 •	520	518
5.944% due 11/20/2066 •	14,531	14,442
5.946% due 03/20/2073 •	79,092	78,663
6.000% due 04/15/2028 - 12/20/2041	819	838
6.086% due 12/20/2072 •	71,529	71,717
6.094% due 01/20/2066 •	2,177	2,157
6.206% due 11/20/2072 •	79,300	80,037
6.464% due 04/20/2067 •	1,739	1,730
6.500% due 11/15/2023 - 09/20/2038	73	75
7.000% due 05/15/2024 - 10/15/2034	124	123
7.500% due 10/15/2023 - 02/15/2035	67	69
8.000% due 12/15/2023 - 10/20/2031	106	106
8.500% due 06/15/2026 - 04/15/2031	76	77
9.000% due 06/15/2025 - 12/15/2030	24	24
9.500% due 07/15/2025 - 12/15/2026	1	1
Ginnie Mae, TBA
2.000% due 08/01/2053	60,700	51,061
2.500% due 08/01/2053	131,250	113,757
3.000% due 08/01/2053	787,300	704,234
3.500% due 08/01/2053	501,000	462,994
4.000% due 07/01/2053 - 08/01/2053	207,300	196,313
4.500% due 08/01/2053	43,900	42,394
Small Business Administration
6.000% (PRIME - 2.250%) due 05/25/2025 ~	3	3
U.S. Small Business Administration
4.340% due 03/01/2024	2	2
4.350% due 07/01/2023	3	3
4.625% due 02/01/2025	29	29
4.770% due 04/01/2024	9	9
4.870% due 12/01/2024	19	19
4.890% due 12/01/2023	5	5
4.930% due 01/01/2024	13	13
4.950% due 03/01/2025	39	39
5.110% due 08/01/2025	11	11
5.130% due 09/01/2023	22	22
5.190% due 07/01/2024	3	3
5.240% due 08/01/2023	3	3
5.310% due 05/01/2027	10	10
5.320% due 04/01/2027	12	12
5.510% due 11/01/2027	24	24
5.520% due 06/01/2024	39	39
5.600% due 09/01/2028	80	78
5.780% due 08/01/2027	2	2
5.820% due 07/01/2027	138	136
5.870% due 07/01/2028	30	29
6.020% due 08/01/2028	30	29
6.070% due 07/01/2026	26	26
Uniform Mortgage-Backed Security
2.000% due 01/01/2025 - 03/01/2052	23,268	19,034
2.500% due 02/01/2040 - 03/01/2040	5,810	5,157
3.000% due 12/01/2025 - 11/01/2052	4,117,278	3,635,258
3.500% due 07/01/2023 - 11/01/2052	993,121	914,166
4.000% due 02/01/2024 - 04/01/2053	1,396,932	1,315,879
4.500% due 07/01/2023 - 04/01/2053	517,370	497,795

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

5.000% due 02/01/2025 - 02/01/2045	4,430	4,418
5.500% due 07/01/2023 - 06/01/2053	672,449	669,796
6.000% due 01/01/2024 - 08/01/2049	52,778	54,316
6.500% due 05/01/2027 - 03/01/2053	206,933	211,446
7.500% due 08/01/2026 - 09/01/2030	7	6
8.000% due 08/01/2024 - 08/01/2032	1,109	1,138
8.500% due 07/01/2024 - 07/01/2037	278	279
9.500% due 03/01/2026	1	1
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2053	125,850	102,809
3.000% due 07/01/2038 - 08/01/2053	4,536,799	3,998,015
3.500% due 07/01/2053 - 08/01/2053	2,132,994	1,945,902
4.000% due 08/01/2053	1,426,903	1,340,341
4.500% due 07/01/2053 - 09/01/2053	1,861,200	1,790,392
5.000% due 08/01/2053	3,271,900	3,206,718
5.500% due 07/01/2053 - 08/01/2053	1,139,260	1,133,679
6.000% due 07/01/2053	22,600	22,801
Vendee Mortgage Trust
5.795% due 01/15/2030 ~	335	337
6.500% due 09/15/2024	330	330

Total U.S. Government Agencies (Cost $25,746,477)		25,313,763

U.S. TREASURY OBLIGATIONS 15.5%
U.S. Treasury Bonds
1.375% due 11/15/2040 (r)	1,602,270	1,073,271
1.375% due 08/15/2050	188,040	109,375
1.750% due 08/15/2041	331,100	232,856
1.875% due 02/15/2041	495,600	360,297
2.000% due 02/15/2050	498,040	341,692
2.250% due 05/15/2041 (p)(r)	196,500	151,493
2.250% due 08/15/2049 (r)	81,320	59,135
2.875% due 05/15/2043	412,260	345,091
2.875% due 08/15/2045	321,230	265,278
2.875% due 05/15/2049	419,260	346,839
3.000% due 05/15/2042 (p)(r)	41,700	35,869
3.000% due 11/15/2044 (p)(r)	56,000	47,422
3.000% due 05/15/2045	1,092,750	923,651
3.000% due 11/15/2045 (p)(r)	80,700	68,106
3.000% due 02/15/2049 (r)	100,880	85,380
3.125% due 08/15/2044 (p)	194,200	168,150
3.250% due 05/15/2042 (p)	685,942	612,444
3.375% due 08/15/2042 (r)	61,400	55,761
3.375% due 05/15/2044 (p)	163,600	147,585
3.625% due 08/15/2043 (p)	123,200	115,702
3.625% due 02/15/2044 (p)	257,460	241,359
2.750% due 11/15/2042	585,200	481,716
3.125% due 02/15/2043 (p)(r)	79,700	69,551
U.S. Treasury Inflation Protected Securities (i)
0.125% due 07/15/2024 (p)	5,239	5,082
0.125% due 10/15/2024 (p)	10,761	10,380
0.125% due 07/15/2031 (p)	297,592	264,029
0.125% due 01/15/2032 (p)	200,396	176,512
0.125% due 02/15/2051	76,910	51,386
0.250% due 02/15/2050	118,242	82,805
0.500% due 04/15/2024 (p)	50,763	49,539
0.625% due 01/15/2024 (p)	186,923	183,763
0.625% due 07/15/2032	404,049	371,592
0.625% due 02/15/2043	792	650
0.750% due 02/15/2045	178,826	147,946
0.875% due 02/15/2047	66,989	56,267
1.000% due 02/15/2046	37,004	32,135
1.000% due 02/15/2049	10,489	9,031
1.250% due 04/15/2028	291,705	282,355
1.375% due 02/15/2044	14,970	14,115
1.500% due 02/15/2053	140,719	136,755
U.S. Treasury Notes
3.875% due 05/15/2043	304,650	297,319

Total U.S. Treasury Obligations (Cost $10,847,037)		8,509,684

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.0%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	22,000	20,500
1345 Avenue of the Americas & Park Avenue Plaza Trust 5.278% due 08/10/2035	511	489
225 Liberty Street Trust 3.597% due 02/10/2036	31,607	28,346
Adjustable Rate Mortgage Trust
3.280% due 09/25/2035 ~	976	782
3.285% due 01/25/2036 ^«~	91	80
3.285% due 01/25/2036 ^~	397	361
3.839% due 11/25/2035 ^~	152	115
4.395% due 09/25/2035 ^~	50	43
4.501% due 01/25/2036 ~	999	789
4.601% due 10/25/2035 ^~	804	763

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

4.650% due 07/25/2035 ~		297	268
4.803% due 08/25/2035 «~		141	134
4.871% due 03/25/2036 ^~		122	67
4.899% due 07/25/2035 «~		176	159
5.390% due 08/25/2036 •		11,289	4,160
5.625% due 11/25/2035 ^«~		432	387
5.690% due 11/25/2035 «•		9	8
6.300% due 03/25/2035 •		2,766	2,323
American Home Mortgage Assets Trust 3.264% due 11/25/2035 ^~		2,592	2,047
American Home Mortgage Investment Trust
5.510% due 12/25/2046 •		473	397
7.369% due 12/25/2035 •		1,194	428
7.369% due 11/25/2045 ^•		3,091	1,445
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053		7,800	6,670
Ashford Hospitality Trust
6.219% due 04/15/2035 •		9,581	9,368
6.319% due 06/15/2035 •		55,438	54,007
Atlas Funding PLC 5.432% due 07/25/2058 •	GBP	778	988
Atrium Hotel Portfolio Trust 6.393% due 06/15/2035 •		$3,800	3,718
Austin Fairmont Hotel Trust 6.243% due 09/15/2032 •		8,465	8,415
Avon Finance PLC 5.809% due 09/20/2048 •	GBP	2,785	3,536
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032		$4,200	3,381
4.227% due 08/10/2038 ~		5,681	4,993
6.250% due 04/15/2036 •		4,735	4,683
6.393% due 03/15/2034 •		3,000	2,959
Banc of America Alternative Loan Trust
6.000% due 11/25/2035 ^«		266	240
6.000% due 07/25/2046 ^		684	576
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048		30,450	28,884
Banc of America Funding Trust
2.372% due 03/20/2036 «~		79	69
2.913% due 10/20/2046 ^~		846	687
3.633% due 03/20/2036 «~		81	66
3.720% due 09/20/2047 ^~		1,721	1,432
3.811% due 09/20/2046 ^~		808	707
3.896% due 10/20/2046 ^~		857	728
4.102% due 11/20/2034 ~		1,153	1,106
4.123% due 02/20/2036 ^~		1,052	956
4.211% due 05/20/2036 ^«~		318	272
4.245% due 11/20/2035 ^~		651	583
4.316% due 04/20/2036 ^~		889	752
4.381% due 05/25/2035 ~		13	12
4.416% due 01/20/2047 ^~		30	28
4.496% due 09/20/2034 «~		37	34
5.250% due 04/25/2037 ^•		128	104
5.500% due 09/25/2034 «		130	119
5.500% due 09/25/2034		798	732
5.537% due 10/20/2036 •		5,893	4,706
5.537% due 12/20/2046 ^•		819	676
5.570% due 04/25/2037 ^•		1,085	898
5.737% due 05/20/2035 ^•		260	220
5.750% due 10/25/2035		843	667
5.750% due 09/25/2036		525	476
5.753% due 10/25/2036 ^þ		233	203
5.950% due 05/25/2037 ^•		2,283	1,960
6.000% due 09/25/2036		1,299	1,249
6.000% due 09/25/2036 ^«		65	54
6.000% due 09/25/2036 «•		78	63
6.000% due 03/25/2037 ^		3,307	2,722
6.000% due 08/25/2037 ^		2,621	2,054
6.337% due 01/25/2037 ^þ		231	205
6.388% due 04/25/2037 ^þ		755	649
Banc of America Mortgage Trust
3.893% due 02/25/2035 «~		292	277
3.902% due 11/25/2035 ^«~		154	134
3.986% due 07/25/2035 ~		772	645
4.003% due 01/25/2036 ~		610	539
4.020% due 08/25/2035 ^~		1,275	1,218
4.188% due 07/25/2035 «~		48	42
4.370% due 07/25/2035 ^~		168	154
4.437% due 02/25/2035 «~		176	161
4.617% due 09/25/2033 «~		214	196
4.675% due 05/25/2034 «~		90	83
5.268% due 07/25/2034 «~		30	27
5.348% due 05/25/2033 «~		53	48
5.500% due 05/25/2037 ^«		200	149
5.750% due 07/20/2032 «~		11	10
6.000% due 07/25/2046 ^«•		348	289

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

BANK
2.403% due 03/15/2063	54,030	44,973
2.649% due 01/15/2063	76,897	65,060
2.920% due 12/15/2052	26,900	23,309
3.071% due 08/15/2061	3,200	2,906
3.183% due 08/15/2061	25,500	22,007
3.488% due 11/15/2050	6,400	5,801
3.507% due 03/15/2064 ~	38,300	33,399
4.005% due 02/15/2052	17,268	16,033
Barclays Commercial Mortgage Securities Trust
2.595% due 02/15/2053	3,010	2,707
2.639% due 02/15/2053	8,250	7,008
4.314% due 12/15/2051	7,000	6,598
4.600% due 06/15/2055 ~	5,000	4,756
6.193% due 07/15/2037 •	10,923	10,693
Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	41,248	34,827
5.000% due 10/25/2051 •	451	416
BCAP LLC Trust
2.893% due 11/26/2036 •	1,505	1,496
3.605% due 07/26/2036 ~	377	325
3.857% due 03/26/2037 ~	1,258	1,010
3.928% due 08/26/2036 ~	6,817	4,579
4.083% due 05/26/2036 ~	2,095	1,419
4.175% due 01/26/2047 •	2,908	2,785
4.590% due 03/26/2037 þ	4,939	4,774
5.250% due 06/26/2036	30,485	12,835
5.250% due 04/26/2037	10,316	6,004
5.250% due 04/26/2037 ~	2,851	2,490
5.250% due 06/26/2037	863	772
5.500% due 11/25/2034 ^	1,514	1,252
5.570% due 05/25/2047 •	34	31
5.590% due 05/25/2047 ^•	3,608	3,449
5.967% due 10/26/2037 ~	1,353	997
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 «~	13	9
2.785% due 11/25/2030 ~	534	503
3.250% due 02/25/2033 «~	7	5
3.553% due 09/25/2034 ~	389	360
3.887% due 05/25/2047 ^~	5,665	5,077
3.907% due 01/25/2034 ~	563	533
3.970% due 03/25/2035 «~	48	46
4.004% due 11/25/2034 ~	979	933
4.033% due 01/25/2035 ~	25	23
4.042% due 03/25/2035 ~	803	735
4.060% due 06/25/2047 ^~	8,001	7,218
4.096% due 04/25/2034 «~	391	350
4.096% due 05/25/2034 «~	3	2
4.146% due 08/25/2035 ^~	1,740	1,579
4.201% due 01/25/2034 ~	415	405
4.271% due 02/25/2047 ~	1,299	1,148
4.319% due 01/25/2034 «~	14	12
4.342% due 08/25/2033 «~	4	4
4.411% due 02/25/2036 ^«~	96	71
4.439% due 02/25/2034 ~	211	195
4.513% due 04/25/2033 «~	9	9
4.524% due 02/25/2036 ^~	2,184	1,964
4.582% due 06/25/2035 ^«~	18	17
4.586% due 10/25/2035 ~	5,937	5,696
4.625% due 04/25/2033 «~	160	155
4.715% due 05/25/2033 «~	197	181
4.752% due 07/25/2034 ~	58	53
4.791% due 08/25/2035 «~	81	71
4.875% due 04/25/2033 «~	106	100
4.963% due 01/25/2035 «~	122	102
5.137% due 07/25/2034 «~	29	28
5.230% due 10/25/2035 •	2,597	2,467
6.800% due 02/25/2036 •	709	681
Bear Stearns ALT-A Trust
3.250% due 02/25/2034 «~	11	9
3.614% due 11/25/2035 ^~	2,356	1,477
3.731% due 11/25/2036 ^~	3,188	1,510
3.759% due 04/25/2035 ~	1	1
3.781% due 11/25/2036 ~	564	320
3.817% due 11/25/2036 ^~	1,512	800
3.827% due 03/25/2036 ^~	3,489	2,674
3.920% due 09/25/2034 ~	144	132
3.932% due 08/25/2036 ^~	3,608	2,512
3.950% due 02/25/2036 ^~	476	332
3.971% due 05/25/2036 ^~	3,737	1,889
3.989% due 03/25/2036 ^~	1,510	1,154
4.004% due 05/25/2036 ^~	3,526	1,758
4.009% due 03/25/2036 ~	6,177	3,705
4.040% due 12/25/2046 ^«~	165	109
4.068% due 02/25/2034 ~	568	511
4.116% due 08/25/2036 ^~	37	19

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

4.137% due 05/25/2035 «~	49	45
4.195% due 05/25/2035 ~	19,463	18,381
4.202% due 09/25/2035 ^~	10,799	6,717
4.365% due 01/25/2036 ^~	2,407	2,194
4.510% due 01/25/2035 ~	1,523	1,250
4.622% due 12/25/2033 ~	307	294
4.862% due 08/25/2034 ~	18	17
4.941% due 07/25/2035 ^~	5,034	3,666
5.044% due 10/25/2033 «~	8	7
5.470% due 02/25/2034 •	887	791
5.470% due 08/25/2036 ^•	5,459	4,634
5.470% due 01/25/2047 ^•	1,964	1,578
5.490% due 08/25/2036 ^•	9,436	8,922
5.550% due 02/25/2034 •	12	11
5.630% due 02/25/2036 •	611	532
Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034 þ	16	13
5.550% due 11/25/2034 ^•	794	708
Bear Stearns Mortgage Funding Trust 5.310% due 12/25/2046 •	12,122	9,954
Bear Stearns Mortgage Securities, Inc. 3.160% due 06/25/2030 «~	1	1
Bear Stearns Structured Products, Inc. Trust
3.484% due 12/26/2046 ^~	1,101	831
4.098% due 01/26/2036 ^~	850	681
Beast Mortgage Trust 6.243% due 03/15/2036 •	700	613
BellaVista Mortgage Trust 5.657% due 05/20/2045 •	8	5
Benchmark Mortgage Trust
2.700% due 02/15/2053	9,800	8,766
3.458% due 03/15/2055	34,330	30,066
4.016% due 03/15/2052	32,609	29,643
4.232% due 01/15/2052	36,036	33,155
4.593% due 05/15/2055 ~	36,500	33,384
Beneria Cowen & Pritzer Collateral Funding Corp. 5.992% due 06/15/2038 •	17,400	15,579
BFLD Trust 6.343% due 10/15/2035 •	14,300	11,930
BIG Commercial Mortgage Trust 6.489% due 02/15/2039 •	8,850	8,622
Braemar Hotels & Resorts Trust 6.138% due 06/15/2035 •	40	39
BSREP Commercial Mortgage Trust 6.144% due 08/15/2038 •	5,695	5,166
BSST Mortgage Trust 6.447% due 02/15/2037 •	19,000	17,199
BWAY Mortgage Trust 6.443% due 09/15/2036 •	3,940	3,702
BX Commercial Mortgage Trust
5.923% due 10/15/2036 •	27,714	26,872
5.961% due 01/15/2034 •	3,074	3,020
BX Trust
3.202% due 12/09/2041	3,681	3,154
5.896% due 04/15/2039 •	32,336	31,077
6.280% due 10/15/2036 •	6,650	6,521
Cantor Commercial Real Estate Lending 2.874% due 11/15/2052	7,900	6,618
CD Mortgage Trust 3.431% due 08/15/2050	5,207	4,768
Chase Mortgage Finance Trust
3.801% due 09/25/2036 ^«~	224	186
3.814% due 01/25/2036 ^~	3,368	2,883
3.848% due 03/25/2037 ^~	65	59
3.938% due 12/25/2035 ^~	879	753
3.962% due 03/25/2037 ^~	1,638	1,524
3.986% due 12/25/2035 ~	3,842	3,592
3.986% due 12/25/2035 ^~	2,131	1,992
3.986% due 12/25/2035 ^«~	112	102
4.311% due 02/25/2037 «~	118	110
4.374% due 09/25/2036 ^«~	26	22
4.483% due 02/25/2037 «~	9	9
4.681% due 02/25/2037 ~	714	676
4.725% due 02/25/2037 ~	82	78
5.165% due 02/25/2037 ~	5	5
5.500% due 03/25/2037 «	20	2
6.000% due 11/25/2036 ^	1,057	464
6.000% due 02/25/2037 ^	546	223
6.000% due 03/25/2037 ^	519	282
ChaseFlex Trust
5.000% due 07/25/2037 ^	1,108	365
5.650% due 06/25/2035 •	1,344	417
6.000% due 02/25/2037 ^	1,289	512
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
4.176% due 08/25/2037 ^þ	577	493
5.450% due 08/25/2037 •	3,386	3,086

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

5.830% due 08/25/2037 •	3,462	3,209
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.300% due 01/25/2036 •	253	226
5.330% due 05/25/2036 •	422	377
5.330% due 07/25/2036 •	232	209
5.400% due 08/25/2035 «•	130	118
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026 «	12	11
5.500% due 04/25/2037 «	45	42
6.000% due 08/25/2036	240	215
6.000% due 04/25/2037	4,477	4,101
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	17,500	16,230
3.778% due 09/10/2058	21,895	20,674
4.742% due 05/15/2054 ~	36,400	34,555
6.148% due 12/15/2036 •	600	591
6.373% due 10/15/2036 •	7,400	7,252
Citigroup Global Markets Mortgage Securities, Inc. 5.650% due 05/25/2032 «•	28	28
Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	38,828	241
0.000% due 02/25/2058 ~	34	26
0.000% due 09/25/2064 ~	15	15
0.110% due 02/25/2058 ~(a)	17,978	81
2.000% due 02/25/2058 ~(a)	5,797	66
3.320% due 02/25/2058 ~	14,216	10,321
3.620% due 10/25/2046 ^~	1,103	982
3.677% due 12/25/2035 ^~	925	582
3.857% due 03/25/2037 ^~	861	744
3.928% due 05/25/2035 ~	243	234
4.041% due 04/25/2037 ^~	897	761
4.132% due 07/25/2046 ^~	1,846	1,681
4.183% due 02/25/2034 «~	121	120
4.408% due 09/25/2064 ~	32,301	25,067
4.418% due 08/25/2035 ~	2,807	2,737
5.220% due 01/25/2037 •	201	182
5.410% due 10/25/2035 •	2,742	2,558
5.500% due 11/25/2035 ^	601	572
5.609% due 08/25/2035 ~	1,820	1,516
5.950% due 08/25/2035 ^•	526	506
6.250% due 11/25/2037 ~	2,325	1,115
6.430% due 09/25/2035 •	181	178
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.895% due 09/25/2035 ~	6,869	5,835
CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	204	178
6.000% due 06/25/2037 ^	447	386
Colony Mortgage Capital Ltd. 6.390% due 11/15/2038 •	1,800	1,753
Commercial Mortgage Trust
2.950% due 08/15/2057	7,700	6,607
3.091% due 10/10/2049	10,964	9,983
3.142% due 02/10/2048	590	585
3.510% due 09/10/2050	19,203	17,493
3.545% due 02/10/2036	40,182	36,520
3.590% due 11/10/2047	20,803	20,009
3.732% due 08/10/2049 ~	15,299	14,386
4.228% due 05/10/2051	45,152	42,213
Community Program Loan Trust 4.500% due 04/01/2029	271	265
Countrywide Alternative Loan Resecuritization Trust
5.019% due 08/25/2037 ^~	1,009	500
6.000% due 05/25/2036 ^	817	487
6.000% due 08/25/2037 ^~	1,003	520
Countrywide Alternative Loan Trust
3.369% due 10/25/2035 ^«~	64	55
3.830% due 11/25/2035 ^~	423	365
3.940% due 02/25/2037 ^~	5,984	5,142
4.609% due 06/25/2034 •	953	888
4.976% due 12/25/2035 •	162	136
4.976% due 02/25/2036 •	230	211
5.250% due 06/25/2035 ^	251	194
5.347% due 09/20/2046 •	772	760
5.350% due 04/25/2047 •	5,521	5,198
5.356% due 11/25/2047 ^•	2,175	1,796
5.360% due 05/25/2035 •	63	57
5.456% due 01/25/2036 •	21	19
5.500% due 07/25/2035 ^	1,043	538
5.500% due 10/25/2035 ^•	636	422
5.500% due 10/25/2035 •	1,155	698
5.500% due 11/25/2035 ^	2,457	1,458
5.500% due 11/25/2035	1,404	874
5.500% due 11/25/2035 ^«	211	123
5.500% due 12/25/2035 ^•	820	688
5.500% due 12/25/2035 ^	869	569
5.500% due 02/25/2036 ^	845	513

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

5.500% due 05/25/2036 ^•	2,119	868
5.500% due 08/25/2036 ^•	1,007	459
5.500% due 05/25/2037 ^•	116	38
5.510% due 11/25/2036 •	5,443	6,174
5.530% due 07/25/2046 ^•	586	567
5.530% due 09/25/2046 ^•	4,199	3,928
5.570% due 07/25/2046 ^•	117	97
5.623% due 07/20/2035 •	18	17
5.636% due 07/25/2035 •	489	441
5.650% due 04/25/2036 •	5,648	2,127
5.650% due 09/25/2046 ^•	914	683
5.650% due 10/25/2046 ^«•	83	60
5.670% due 12/25/2035 •	387	349
5.670% due 07/25/2036 •	12,759	10,368
5.670% due 07/25/2046 ^•	448	296
5.690% due 01/25/2036 •	272	244
5.700% due 08/25/2034 «•	8	8
5.700% due 10/25/2036 ^•	1,630	781
5.710% due 12/25/2035 •	16	14
5.730% due 02/25/2036 ^•	940	833
5.750% due 07/25/2037 ^«	98	60
5.763% due 11/20/2035 •	7	7
5.810% due 09/25/2035 •	274	214
6.000% due 10/25/2033	194	182
6.000% due 03/25/2035 ^	132	64
6.000% due 10/25/2035 ^•	8,227	5,729
6.000% due 04/25/2036 ^	856	444
6.000% due 05/25/2036 ^	921	486
6.000% due 06/25/2036	6,545	3,666
6.000% due 06/25/2036 ^	537	301
6.000% due 08/25/2036 ^•	809	501
6.000% due 08/25/2036 ^	1,656	1,018
6.000% due 11/25/2036 ^	45	25
6.000% due 02/25/2037 ^	4,782	2,136
6.000% due 02/25/2037	257	144
6.000% due 03/25/2037 ^	1,135	455
6.000% due 04/25/2037 ^	2,666	1,392
6.000% due 05/25/2037 ^«	245	125
6.000% due 08/25/2037 ^	4,738	2,870
6.170% due 03/25/2037 ^•	512	291
6.250% due 12/25/2033 «	9	9
6.250% due 02/25/2036 ^•	2,007	1,545
6.250% due 11/25/2036 ^	331	256
6.250% due 08/25/2037 ^	1,771	936
6.500% due 05/25/2036 ^	1,727	908
6.500% due 09/25/2036	679	404
6.500% due 08/25/2037 ^	6,442	2,827
6.500% due 09/25/2037 ^	1,440	592
6.690% due 11/25/2035 •	159	129
6.725% due 06/25/2034 •	8,193	7,961
Countrywide Home Loan Mortgage Pass-Through Trust
2.948% due 10/20/2035 «~	16	15
3.367% due 10/25/2035 ^~	1,311	1,049
3.514% due 04/25/2035 ^~	43	33
3.573% due 05/20/2036 ^~	678	624
3.611% due 09/25/2047 ^~	660	582
3.613% due 02/25/2047 ^~	298	258
3.734% due 04/20/2036 ^«~	26	24
3.810% due 11/25/2034 ~	1,390	1,264
3.827% due 06/20/2034 «~	149	134
3.876% due 11/25/2037 ~	1,608	1,421
3.906% due 04/20/2035 «~	110	105
3.911% due 02/20/2036 ^«~	20	15
3.937% due 05/20/2036 ^~	5,181	4,616
3.962% due 11/20/2034 ~	796	729
3.977% due 12/19/2033 «~	9	8
4.010% due 06/19/2031 «~	23	21
4.020% due 04/25/2035 ^«~	194	149
4.030% due 11/20/2034 «~	75	68
4.085% due 03/25/2037 ^~	230	201
4.125% due 07/19/2031 «~	11	11
4.198% due 02/25/2034 «~	7	6
4.203% due 10/25/2033 •	675	349
4.241% due 07/20/2034 «~	71	65
4.249% due 08/25/2034 ^~	383	345
4.500% due 09/25/2035 «	347	295
4.540% due 07/25/2034 «~	339	309
4.936% due 04/25/2046 ^•	5,312	1,695
5.000% due 09/25/2035 ^«	16	10
5.500% due 01/25/2035	192	187
5.500% due 09/25/2035 ^«	161	140
5.500% due 09/25/2035 ^	193	175
5.500% due 10/25/2035 ^	949	579
5.500% due 10/25/2035 ^«	341	208
5.500% due 11/25/2035 ^«	232	120
5.500% due 11/25/2035 ^	270	158

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

5.512% due 02/20/2036 ^«•	38	33
5.690% due 03/25/2035 •	216	193
5.730% due 04/25/2035 «•	64	57
5.750% due 12/25/2035 ^	1,012	515
5.750% due 02/25/2037 ^	896	454
5.750% due 07/25/2037 ^	371	193
5.790% due 03/25/2035 •	82	73
5.810% due 02/25/2035 •	374	336
5.830% due 02/25/2035 •	81	69
5.830% due 03/25/2036 •	39	9
5.850% due 02/25/2036 ^«•	8	3
5.910% due 09/25/2034 «•	22	21
5.910% due 02/20/2036 ^•	2,048	1,717
6.000% due 05/25/2036 ^	1,247	607
6.000% due 07/25/2036	2,665	1,446
6.000% due 12/25/2036 ^«	84	35
6.000% due 02/25/2037 ^	2,648	2,321
6.000% due 02/25/2037	461	240
6.000% due 07/25/2037 ^	544	269
6.000% due 09/25/2037 ^«	265	143
6.250% due 09/25/2036 ^	728	326
6.250% due 02/25/2038 ^	863	446
6.537% due 02/20/2036 ^•	9	8
Countrywide Home Loan Reperforming REMIC Trust
4.237% due 01/25/2034 ^~	211	172
5.490% due 06/25/2035 •	779	713
6.500% due 11/25/2034 ^	201	183
7.500% due 11/25/2034 «	85	83
7.500% due 06/25/2035 ^	299	294
Credit Suisse Commercial Mortgage Trust 6.160% due 06/15/2034 •	9,866	8,876
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 «~	1	1
5.449% due 03/25/2032 ~	148	137
5.500% due 09/25/2035	2,148	1,562
6.300% due 09/25/2034 ^•	400	526
7.500% due 05/25/2032	35	35
7.500% due 12/25/2032 «	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
3.738% due 10/25/2033 «~	30	27
4.260% due 07/25/2033 «~	360	336
4.552% due 05/25/2034 ~	466	466
5.500% due 10/25/2035	455	218
5.890% due 06/25/2034 «•	5	5
6.000% due 11/25/2035 ^	12	9
Credit Suisse Mortgage Capital Certificates
3.387% due 04/26/2038 ~	144	139
3.809% due 07/27/2037 ~	6,978	6,765
3.906% due 04/28/2037 ~	3,141	2,916
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.837% due 04/25/2037 ~	16,191	4,028
5.863% due 02/25/2037 ^~	2,651	629
6.000% due 07/25/2036	806	424
6.000% due 04/25/2037 ^	832	328
6.079% due 04/25/2037 ^þ	927	260
7.000% due 08/25/2037 ^~	4,602	2,937
Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (g)	74	74
0.000% due 07/25/2057 (g)	120	119
0.000% due 01/25/2058 (g)	119	118
0.000% due 04/25/2058 (a)	7	7
2.257% due 08/15/2037	13,292	11,907
2.500% due 07/25/2057 ~	186,978	163,029
2.995% due 07/25/2057 ~	10,310	7,823
3.000% due 11/25/2056 ~	31,760	26,816
3.076% due 02/25/2056 ~	387,415	307,927
3.105% due 07/25/2057 ~	167,071	99,468
3.607% due 01/25/2058 ~	106,691	86,765
3.806% due 06/25/2048 ~	372,335	308,215
4.277% due 04/25/2058 ~	193,626	176,350
4.953% due 06/01/2050 ~	386,722	383,458
5.943% due 07/15/2032 •	1,037	989
6.543% due 10/15/2037 •	6,800	6,549
6.594% due 07/15/2038 •	600	539
CRSNT Commercial Mortgage Trust 6.020% due 04/15/2036 •	39,401	36,809
CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	5,955	5,256
3.903% due 03/15/2052	2,200	2,083
DBCG Mortgage Trust 5.894% due 06/15/2034 •	1,235	1,220
DBGS Mortgage Trust 6.038% due 06/15/2033 •	22,950	21,378
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
2.907% due 10/25/2035 «~	79	78
5.250% due 08/25/2037 ^•	1,384	1,121

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

5.390% due 08/25/2036 ^•		1,773	1,604
5.500% due 12/25/2035 ^		576	481
5.630% due 01/25/2047 •		3,463	3,158
5.810% due 02/25/2036 •		6,150	5,864
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.250% due 10/25/2036 ^«•		5	4
6.005% due 10/25/2036 ^~		329	266
6.369% due 10/25/2036 ^þ		430	346
6.386% due 10/25/2036 ^þ		430	346
6.800% due 07/25/2036 ^þ		471	384
Deutsche Mortgage & Asset Receiving Corp. 3.746% due 11/27/2036 •		1,046	1,037
DOLP Trust 2.956% due 05/10/2041		56,700	44,552
Downey Savings & Loan Association Mortgage Loan Trust
5.235% due 07/19/2044 ~		10	9
5.337% due 04/19/2047 ^•		565	602
5.977% due 09/19/2044 •		35	31
DROP Mortgage Trust 6.343% due 10/15/2043 •		13,700	12,498
EMF-NL Prime BV 3.977% due 04/17/2041 •	EUR	2,119	2,210
Eurosail PLC 4.677% due 10/17/2040 •		361	394
Extended Stay America Trust 6.274% due 07/15/2038 •		$128,563	126,176
Fannie Mae
5.400% due 04/25/2037 •		328	321
5.450% due 03/25/2036 •		126	125
5.500% due 12/25/2036 •		181	178
5.500% due 04/25/2043 •		110	107
5.550% due 07/25/2034 •		324	323
5.550% due 10/25/2036 •		191	188
5.550% due 04/25/2037 •		225	220
5.550% due 03/25/2040 •		106	103
5.590% due 06/25/2036 •		156	154
5.600% due 08/25/2037 •		269	266
5.750% due 06/25/2030 •		92	92
5.900% due 04/25/2031 •		107	108
5.900% due 02/25/2033 •		151	152
5.970% due 02/25/2038 •		90	90
6.050% due 04/25/2032 •		305	308
6.050% due 11/25/2033 •		325	329
First Horizon Alternative Mortgage Securities Trust
4.226% due 08/25/2035 ^~		666	575
4.386% due 03/25/2035 ~		22	14
4.914% due 08/25/2034 «~		63	63
5.500% due 05/25/2035 ~		1,156	778
5.520% due 02/25/2037 «•		16	5
6.250% due 08/25/2037 ^		407	178
First Horizon Mortgage Pass-Through Trust
3.514% due 10/25/2036 «~		343	253
3.928% due 11/25/2037 ^~		1,085	562
4.022% due 10/25/2035 ^~		1,307	1,233
4.058% due 11/25/2035 ^«~		396	328
4.186% due 01/25/2037 ^~		15	9
4.267% due 09/25/2035 ~		782	738
4.715% due 08/25/2035 ~		425	304
5.420% due 02/25/2035 «•		5	4
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031 «		46	43
Formentera Issuer PLC 5.357% due 07/28/2047 •	GBP	2,621	3,303
Freddie Mac
2.000% due 06/15/2052 (a)		$359,441	44,325
5.443% due 05/15/2036 •		271	268
5.443% due 04/15/2037 •		175	168
5.543% due 07/15/2036 •		179	177
5.543% due 01/15/2043 •		195	189
5.783% due 10/15/2037 •		312	309
5.823% due 10/15/2037 •		416	413
GCAT Trust 3.000% due 04/25/2052 ~		86,309	72,873
Ginnie Mae
5.444% due 11/20/2068 •		573	569
5.557% due 11/20/2037 •		131	131
5.566% due 01/20/2072 •		55,251	53,859
5.866% due 01/20/2073 •		12,360	12,236
5.936% due 02/20/2073 •		56,706	56,335
5.946% due 02/20/2073 •		8,453	8,407
5.966% due 01/20/2073 •		79,247	78,906
6.150% due 06/20/2073 «		42,000	42,094
6.167% due 06/20/2073 «		48,000	47,987
GMAC Mortgage Corp. Loan Trust
3.538% due 05/25/2035 «~		480	414
4.098% due 04/19/2036 ^~		1,290	1,182

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Great Hall Mortgages PLC
3.677% due 03/18/2039 •	EUR	273	295
5.152% due 03/18/2039 •	GBP	7,957	10,021
5.166% due 06/18/2039 •		2,838	3,567
5.644% due 06/18/2039 •		$4,371	4,324
GreenPoint Mortgage Funding Trust
5.550% due 10/25/2046 ^•		293	265
5.590% due 06/25/2045 •		244	228
5.690% due 04/25/2036 ^•		98	94
5.690% due 11/25/2045 •		135	119
5.830% due 10/25/2046 ^•		677	495
GS Mortgage Securities Corp. 5.366% due 05/03/2032		3,900	3,779
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		18,300	14,128
6.193% due 11/15/2032 •		2,850	2,813
6.343% due 07/15/2031 •		5,525	4,868
8.547% due 08/15/2039 •		26,700	26,727
GS Mortgage Securities Trust
3.001% due 09/10/2052		10,000	8,635
3.621% due 10/10/2035		13,200	12,076
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~		52,333	42,260
2.500% due 09/25/2052 ~		28,236	22,871
GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~		60,604	48,938
2.500% due 04/25/2052 ~		41,406	33,436
2.500% due 08/25/2052 ~		15,762	12,767
2.500% due 07/25/2059 ~		98,058	86,389
3.000% due 08/26/2052 ~		180,066	152,034
3.000% due 09/25/2052 ~		71,042	59,983
3.000% due 12/25/2052 ~		117,960	99,230
5.000% due 01/25/2052 •		8,758	8,061
GSC Capital Corp. Mortgage Trust 5.510% due 05/25/2036 ^•		90	84
GSMPS Mortgage Loan Trust
5.500% due 09/25/2035 •		3,220	2,724
7.500% due 06/25/2043		1,822	1,825
GSR Mortgage Loan Trust
3.542% due 04/25/2036 ~		31	21
3.603% due 03/25/2037 ^~		2,623	1,605
3.624% due 05/25/2035 «~		352	323
3.657% due 11/25/2035 ~		4,172	3,724
3.818% due 04/25/2035 «~		78	69
3.905% due 05/25/2035 ~		9	8
3.935% due 01/25/2036 ^~		46	45
3.957% due 11/25/2035 ^~		1,508	877
4.234% due 06/25/2034 ~		111	107
4.304% due 04/25/2035 «~		238	226
4.319% due 09/25/2035 «~		12	10
4.481% due 11/25/2035 ~		3	3
4.660% due 07/25/2035 ~		9	8
5.000% due 05/25/2037 ^«		1	2
5.450% due 07/25/2035 «•		55	47
5.500% due 01/25/2034 «•		10	10
5.500% due 06/25/2035		887	869
5.500% due 06/25/2036 ^«		112	369
6.000% due 03/25/2032 «		3	3
6.000% due 11/25/2035 ^		7,551	3,118
6.000% due 11/25/2035		602	257
6.000% due 02/25/2036 ^		2,571	1,330
6.000% due 01/25/2037 ^«		492	306
6.000% due 03/25/2037 ^		14	8
6.000% due 07/25/2037 ^«		143	93
6.250% due 09/25/2036 ^«		226	205
6.500% due 09/25/2036 ^		2,109	1,049
6.780% due 03/25/2033 «•		3	3
6.970% due 04/25/2032 «•		37	31
HarborView Mortgage Loan Trust
3.827% due 06/19/2036 ^~		3,564	1,946
4.063% due 06/19/2036 ^~		2,035	922
4.201% due 07/19/2035 ^~		173	127
4.423% due 06/19/2045 ^•		9,124	4,666
4.553% due 04/19/2034 «~		8	7
4.596% due 12/19/2035 ^~		344	325
4.688% due 08/19/2036 ^«~		125	117
5.417% due 03/19/2037 •		17,279	15,544
5.546% due 09/19/2046 ^•		1,515	1,398
5.597% due 05/19/2035 •		5,002	4,579
5.637% due 06/19/2035 •		505	482
5.706% due 06/19/2034 «•		200	174
5.746% due 04/19/2034 «•		132	117
5.797% due 01/19/2035 •		684	568
5.857% due 01/19/2035 •		913	808
5.866% due 01/19/2035 «•		33	29
5.957% due 11/19/2034 «•		80	60

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

6.150% due 10/25/2037 •	650	601
Hawaii Hotel Trust 6.343% due 05/15/2038 •	1,620	1,601
Hilton USA Trust 2.828% due 11/05/2035	33,800	31,401
HomeBanc Mortgage Trust
5.670% due 01/25/2036 •	376	358
5.890% due 12/25/2034 •	702	659
6.010% due 08/25/2029 •	365	348
HPLY Trust 6.193% due 11/15/2036 •	383	379
HSI Asset Securitization Corp. Trust 5.590% due 11/25/2035 •	8,943	8,366
Hundred Acre Wood Trust 5.000% due 10/25/2051 •	5,545	5,112
Impac CMB Trust
5.329% due 09/25/2034 «þ	100	101
5.890% due 11/25/2034 «•	268	255
5.910% due 10/25/2033 «•	1	1
5.930% due 10/25/2034 •	104	101
Impac Secured Assets Trust 4.426% due 07/25/2035 «~	332	284
IndyMac Adjustable Rate Mortgage Trust
3.544% due 01/25/2032 «~	79	71
3.686% due 01/25/2032 «~	29	27
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037 ^	884	421
IndyMac INDA Mortgage Loan Trust
3.446% due 08/25/2036 ~	721	565
4.324% due 01/25/2036 ~	1,854	1,722
IndyMac INDB Mortgage Loan Trust 5.750% due 11/25/2035 ^•	317	193
IndyMac INDX Mortgage Loan Trust
3.058% due 02/25/2035 ~	236	204
3.082% due 06/25/2037 ~	4,494	2,484
3.093% due 01/25/2036 ^~	111	101
3.103% due 06/25/2037 ^~	1,147	938
3.219% due 01/25/2035 «~	31	29
3.281% due 10/25/2035 ~	249	198
3.334% due 07/25/2037 ~	961	627
3.343% due 04/25/2037 ^~	5,337	4,256
3.359% due 01/25/2036 ^~	1,982	1,707
3.368% due 05/25/2036 ~	1,674	1,411
3.438% due 03/25/2036 ^~	1,418	1,004
3.457% due 04/25/2037 ~	3,590	3,033
3.482% due 08/25/2035 ~	271	207
3.482% due 08/25/2035 ^~	231	177
3.499% due 09/25/2035 ^~	5,709	4,809
3.542% due 12/25/2035 ~	1,775	1,479
3.916% due 12/25/2034 ~	37	36
3.919% due 08/25/2035 ~	17	15
4.009% due 10/25/2034 ~	1,063	1,010
5.450% due 06/25/2037 ^•	731	289
5.510% due 02/25/2037 ^•	1,390	1,238
5.510% due 02/25/2037 •	8,545	8,241
5.550% due 11/25/2046 •	294	266
5.570% due 05/25/2046 •	53	47
5.610% due 04/25/2035 •	51	45
5.630% due 07/25/2035 •	799	749
5.790% due 07/25/2045 •	28	22
5.930% due 05/25/2034 «•	1	1
5.950% due 11/25/2034 •	21	19
5.970% due 11/25/2034 ^•	571	493
InTown Mortgage Trust 7.636% due 08/15/2039 •	3,700	3,708
JP Morgan Alternative Loan Trust
3.790% due 12/25/2036 ~	704	776
3.790% due 12/25/2036 «~	190	175
4.414% due 05/25/2037 ^~	2,510	2,283
5.430% due 03/25/2037 •	832	830
5.843% due 05/26/2037 ~	14,423	10,899
6.550% due 05/25/2036 «þ	19	19
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	4,600	3,596
3.474% due 12/15/2049 ~	3,504	3,350
3.648% due 12/15/2049 ~	8,606	7,989
4.046% due 06/10/2042 ~	17,100	15,075
5.743% due 04/15/2037 •	2,488	2,372
6.309% due 11/15/2038 •	2,231	2,185
JP Morgan Mortgage Trust
2.500% due 10/25/2051 ~	5,907	4,792
2.500% due 11/25/2051 ~	2,821	2,289
2.500% due 12/25/2051 ~	1,639	1,328
2.500% due 02/25/2052 ~	8,970	7,266
3.000% due 01/25/2052 ~	5,176	4,370
3.000% due 03/25/2052 ~	80,986	68,379

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

3.500% due 10/25/2046 ~		860	770
3.500% due 10/25/2048 ~		310	275
3.500% due 09/25/2052 ~		8,643	7,502
3.585% due 10/25/2035 ^«~		269	206
3.636% due 10/25/2036 ^«~		476	334
3.636% due 10/25/2036 ^~		643	475
3.655% due 07/27/2037 ~		4,190	3,794
3.849% due 02/25/2034 «~		96	85
3.854% due 11/25/2033 «~		4	4
3.868% due 04/25/2037 ^«~		149	120
3.891% due 02/25/2036 ^«~		32	23
3.904% due 10/25/2036 ~		37	27
3.909% due 11/25/2035 ^~		511	445
3.921% due 11/25/2035 ^~		869	713
3.927% due 05/25/2036 ~		1,135	936
3.928% due 08/25/2035 ~		498	470
4.035% due 04/25/2036 ~		1,177	1,028
4.035% due 04/25/2036 ^~		1,032	892
4.047% due 07/25/2035 ~		34	32
4.051% due 10/25/2036 ~		7,851	6,196
4.051% due 10/25/2036 ^«~		14	11
4.076% due 08/25/2035 ^~		483	405
4.078% due 10/25/2035 ^~		680	546
4.096% due 10/25/2035 ~		2,784	2,683
4.096% due 10/25/2035 «~		21	19
4.099% due 12/25/2037 «~		58	44
4.116% due 09/25/2035 «~		73	63
4.121% due 02/25/2036 ^~		6,183	4,838
4.145% due 04/25/2035 «~		5	5
4.151% due 06/25/2035 «~		331	305
4.172% due 04/25/2036 ^~		1,222	1,038
4.186% due 07/25/2035 ~		1,687	1,586
4.195% due 06/25/2035 «~		2	1
4.247% due 10/25/2035 ~		3,920	3,439
4.281% due 08/25/2036 ^~		750	620
4.281% due 08/25/2036 ^«~		272	218
4.319% due 07/25/2035 ~		469	444
4.323% due 06/25/2035 «~		144	114
4.356% due 08/25/2035 ~		340	318
4.366% due 07/25/2035 ~		278	265
4.367% due 07/25/2035 «~		5	4
4.683% due 07/25/2035 «~		15	15
4.730% due 07/25/2035 «~		64	61
5.000% due 09/28/2023 «		39	38
5.000% due 08/25/2051 ~		10,381	10,033
5.000% due 12/25/2051 ~		11,371	10,990
5.000% due 04/25/2052 ~		19,652	18,951
5.000% due 05/25/2052 •		23,502	21,735
5.500% due 07/25/2036 ^«		419	221
5.750% due 01/25/2036 ^		16	8
6.500% due 07/25/2036 ^		2,666	1,076
6.500% due 08/25/2036 ^		380	137
JPMDB Commercial Mortgage Securities Trust 3.057% due 11/13/2052		7,900	6,658
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	5,873
2.250% due 02/22/2045		9,470	2,411
5.668% due 02/22/2045 •		61,111	74,820
6.868% due 02/22/2045 •		29,232	34,289
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		$2,400	1,785
Lanebrook Mortgage Transaction PLC 5.965% due 06/12/2057 •	GBP	1,303	1,657
Lavender Trust 6.250% due 10/26/2036		$3,863	2,022
Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		396,233	2,808
0.000% due 07/25/2057 (g)		324	320
0.000% due 07/25/2057 ~		98,728	88,182
0.000% due 01/25/2058 ~		44	44
3.017% due 12/25/2056 ~		394,267	318,366
4.000% due 02/25/2058 ~		22,013	21,567
4.218% due 02/25/2058 ~		15,577	10,403
4.240% due 01/25/2058 ~		26,463	23,092
4.250% due 02/25/2058 ~		15,577	14,713
4.500% due 02/25/2058 ~		15,577	14,197
4.699% due 12/26/2057 ~		297,589	269,386
Lehman Mortgage Trust
4.599% due 12/25/2035 ~		3,323	659
5.039% due 01/25/2036 ^~		943	857
5.470% due 08/25/2036 ^•		3,331	2,312
5.500% due 01/25/2036		571	297
5.750% due 06/25/2037 ^«•		212	177
5.890% due 04/25/2036 ^~		581	384
6.000% due 07/25/2036 ^		3,707	1,886

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Lehman XS Trust
5.530% due 11/25/2046 •	150	130
5.550% due 08/25/2046 ^•	524	514
5.550% due 08/25/2046 •	4,648	4,264
Luminent Mortgage Trust
5.470% due 11/25/2036 ^«•	130	113
5.510% due 12/25/2036 ^•	1,304	1,188
5.550% due 02/25/2046 •	39	30
5.870% due 04/25/2036 •	6,115	5,163
MAD Mortgage Trust 3.294% due 08/15/2034 ~	1,250	1,150
Manhattan West Mortgage Trust 2.130% due 09/10/2039	47,900	40,938
MASTR Adjustable Rate Mortgages Trust
3.015% due 07/25/2035 ^~	291	254
3.209% due 12/25/2034 ~	854	807
3.456% due 12/25/2033 «~	15	14
3.515% due 03/25/2035 «~	167	148
3.725% due 12/25/2033 «~	6	5
3.883% due 05/25/2034 ~	57	54
4.595% due 10/25/2034 ~	557	532
4.750% due 10/25/2032 «~	74	69
5.360% due 04/25/2046 •	2,211	1,966
5.630% due 05/25/2037 •	653	285
5.750% due 05/25/2047 ^«•	5	4
MASTR Alternative Loan Trust 5.550% due 03/25/2036 ^•	6,816	690
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^«	185	120
MASTR Reperforming Loan Trust
5.510% due 07/25/2035 ^•	2,065	1,007
7.000% due 08/25/2034	1,351	1,039
7.000% due 05/25/2035	378	273
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032 ~	1,112	1,060
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.893% due 11/15/2031 •	611	582
5.933% due 09/15/2030 •	187	185
6.073% due 11/15/2031 «•	12	11
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.632% due 10/20/2029 •	550	557
6.053% due 08/15/2032 •	25	23
Merrill Lynch Alternative Note Asset Trust
4.011% due 06/25/2037 ^~	778	451
5.370% due 03/25/2037 •	728	186
5.750% due 03/25/2037 •	1,925	496
6.000% due 03/25/2037	1,040	119
Merrill Lynch Mortgage Investors Trust
3.918% due 05/25/2033 ~	846	811
3.980% due 05/25/2036 «~	130	120
4.033% due 09/25/2035 ^~	3,547	2,881
4.059% due 02/25/2034 ~	3	3
4.120% due 11/25/2035 •	1,007	972
4.123% due 06/25/2037 ~	289	266
4.159% due 02/25/2035 ~	1,617	1,525
4.176% due 08/25/2034 «~	240	216
4.203% due 12/25/2034 «~	8	8
4.343% due 07/25/2035 ^~	134	117
4.386% due 02/25/2033 ~	7	6
4.391% due 06/25/2035 ~	1,814	1,711
4.674% due 12/25/2035 «~	276	251
4.969% due 05/25/2033 «~	4	4
5.289% due 09/25/2035 ~	844	789
5.643% due 04/25/2029 «•	160	147
5.650% due 11/25/2035 •	6	5
5.770% due 10/25/2028 «•	13	11
5.810% due 06/25/2028 •	184	167
5.810% due 09/25/2029 «•	15	14
5.810% due 11/25/2029 •	81	73
5.863% due 11/25/2029 «•	41	38
5.890% due 03/25/2028 «•	7	7
5.930% due 03/25/2028 «•	3	2
5.937% due 10/25/2028 «•	16	15
7.119% due 12/25/2032 «•	92	84
MFA Trust 5.750% due 11/25/2067 þ	33,925	33,310
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	9,229	8,766
Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~	17,000	12,882
3.921% due 04/15/2055 ~	45,800	40,689
4.071% due 03/15/2052	3,635	3,349
6.362% due 12/15/2038 •	39,210	36,962
Morgan Stanley Mortgage Loan Trust
2.759% due 06/25/2037 ~	2,574	1,476
3.103% due 11/25/2037 ~	6,547	4,336

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

3.162% due 07/25/2035 ~		148	129
4.208% due 09/25/2035 ^~		1,376	491
4.534% due 06/25/2036 ~		8,245	6,297
4.616% due 07/25/2035 ^~		3,231	2,701
5.410% due 03/25/2036 •		575	396
5.430% due 01/25/2036 •		6,158	3,317
5.440% due 12/25/2035 «•		16	12
5.460% due 01/25/2035 «•		2	2
5.470% due 01/25/2035 •		1,123	998
6.000% due 02/25/2036 ^«		107	97
6.000% due 10/25/2037 ^		1,349	813
6.115% due 06/25/2036 «~		72	69
6.201% due 02/25/2047 þ		1,237	473
MortgageIT Mortgage Loan Trust
5.610% due 04/25/2036 •		2,899	2,690
5.650% due 09/25/2037 •		4,965	4,308
5.930% due 02/25/2035 «•		132	124
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^		404	355
Natixis Commercial Mortgage Securities Trust 6.971% due 03/15/2035 •		5,155	5,059
New Orleans Hotel Trust 6.182% due 04/15/2032 •		2,790	2,684
New Residential Mortgage Loan Trust 3.000% due 03/25/2052 ~		39,512	33,361
New York Mortgage Trust 3.974% due 05/25/2036 ^~		2,440	2,084
Newgate Funding PLC
4.126% due 12/15/2050 •	EUR	41,327	43,481
5.038% due 12/01/2050 •	GBP	423	508
Nomura Asset Acceptance Corp. Alternative Loan Trust
3.834% due 10/25/2035 ~		$40	23
5.820% due 03/25/2047 þ		521	500
6.150% due 05/25/2035 •		1,930	1,558
6.772% due 02/25/2036 ^~		146	124
7.000% due 02/19/2030 ~		411	394
NYO Commercial Mortgage Trust 6.356% due 11/15/2038 •		109,300	99,541
OBX Trust
2.500% due 10/25/2051 ~		65,042	52,523
3.000% due 01/25/2052 ~		114,068	96,311
3.000% due 02/25/2052 ~		17,773	14,917
6.120% due 11/25/2062 ~		20,766	20,680
Prime Mortgage Trust 5.550% due 02/25/2034 •		378	353
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	481	0
0.000% due 10/29/2054 (b)(g)		33,620	29,844
4.150% due 10/29/2054 •		114,523	125,805
4.600% due 10/29/2054 •		20,861	22,695
4.900% due 10/29/2054 •		15,172	16,506
5.880% due 10/29/2054 •		11,379	12,453
7.750% due 10/29/2054 •		9,482	10,419
RBSGC Mortgage Loan Trust
5.530% due 12/25/2034 •		$15,050	13,359
5.750% due 04/25/2035		6,697	5,754
RBSSP Resecuritization Trust
3.434% due 09/27/2037 •		9,301	8,093
4.000% due 10/26/2037		6,633	5,326
5.370% due 10/27/2036 •		1,222	1,120
5.378% due 08/27/2037 •		717	697
5.468% due 02/27/2037 •		1,535	1,412
Regal Trust 3.910% due 09/29/2031 «•		9	7
Residential Accredit Loans, Inc. Trust
3.923% due 08/25/2035 ^~		1,257	486
4.257% due 04/25/2035 «~		76	73
5.250% due 09/26/2023 «		23	22
5.328% due 02/25/2036 ^~		695	565
5.336% due 09/25/2045 •		178	160
5.410% due 02/25/2037 «•		70	250
5.430% due 01/25/2037 •		752	791
5.450% due 08/25/2035 •		192	146
5.450% due 02/25/2037 •		1,359	1,195
5.480% due 03/25/2037 •		988	203
5.510% due 05/25/2036 •		6,210	5,464
5.510% due 09/25/2036 •		1,224	1,114
5.520% due 12/25/2036 «•		15	12
5.530% due 07/25/2036 •		1,737	1,495
5.530% due 08/25/2036 ^•		2,058	1,976
5.530% due 09/25/2036 ^•		26	24
5.550% due 11/25/2036 ^•		722	511
5.570% due 06/25/2037 •		939	796
5.690% due 02/25/2046 ^•		954	609
6.000% due 08/25/2036 ^		910	743
6.000% due 09/25/2036 ^		852	644

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

6.000% due 09/25/2036		746	564
6.000% due 11/25/2036 ^		958	768
6.000% due 01/25/2037 ^		5	4
6.250% due 03/25/2037 ^		834	640
6.500% due 07/25/2037 ^		283	228
6.500% due 09/25/2037 ^		993	790
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		87	88
Residential Asset Securitization Trust
5.500% due 08/25/2034		47	45
5.750% due 02/25/2036 ^		523	214
6.000% due 04/25/2037 ^		196	114
6.000% due 05/25/2037 ^		114	66
6.000% due 07/25/2037 ^		1,085	470
6.250% due 08/25/2036 «		68	46
6.250% due 11/25/2036 ^		1,772	709
6.250% due 09/25/2037 ^		1,935	842
6.500% due 08/25/2036		1,307	393
6.500% due 09/25/2036 ^		1,093	391
Residential Funding Mortgage Securities, Inc. Trust
4.572% due 02/25/2037 ~		1,566	1,075
4.609% due 02/25/2036 ^~		992	863
4.978% due 07/27/2037 ^~		4,001	3,295
5.500% due 12/25/2034		133	122
6.000% due 06/25/2036 ^		520	432
6.000% due 07/25/2036 ^		505	422
6.000% due 10/25/2036 ^		4,884	3,747
6.000% due 06/25/2037 ^«		249	183
6.500% due 03/25/2032 «		57	54
Residential Mortgage Securities PLC 6.159% due 06/20/2070 •	GBP	15,501	19,748
RESIMAC Bastille Trust 5.813% due 02/03/2053 •		$3,262	3,234
Resloc UK PLC 5.221% due 12/15/2043 •	GBP	1,700	2,034
Ripon Mortgages PLC
0.000% due 08/28/2056 (g)		5,378	3,204
0.010% due 08/20/2056 «		8,063	9,866
0.070% due 08/28/2056		714	1
5.691% due 08/28/2056 •		25,858	32,381
7.091% due 08/28/2056 •		3,754	4,611
7.791% due 08/28/2056 •		7,355	9,212
8.041% due 08/28/2056 •		5,255	6,477
9.091% due 08/28/2056 •		3,003	3,711
RMAC Securities PLC
3.636% due 06/12/2044 •	EUR	1,321	1,385
5.134% due 06/12/2044 •	GBP	18,742	22,791
Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	79,607	72,074
1.000% due 09/28/2055 ~		15,864	16,084
4.177% due 09/28/2055 •		461,495	502,487
4.327% due 09/28/2055 •		62,548	67,899
4.577% due 09/28/2055 •		42,646	46,226
5.077% due 09/28/2055 •		25,587	27,687
5.827% due 09/28/2055 •		42,646	45,933
Sequoia Mortgage Trust
3.271% due 01/20/2047 ^~		$793	524
3.483% due 09/20/2046 ^~		1,540	1,065
4.683% due 01/20/2047 ^~		1,085	829
5.557% due 07/20/2036 •		17	15
5.577% due 06/20/2036 •		479	446
5.817% due 06/20/2033 «•		2	2
5.840% due 09/20/2033 «•		90	84
5.857% due 07/20/2033 •		50	45
5.911% due 05/20/2034 «•		157	153
5.917% due 10/20/2027 «•		14	13
5.931% due 05/20/2034 •		145	135
5.957% due 10/20/2027 •		146	141
SFO Commercial Mortgage Trust 6.343% due 05/15/2038 •		34,140	29,953
SREIT Trust 5.893% due 10/15/2038 •		200	195
Starwood Mortgage Trust 6.051% due 11/15/2036 •		17,500	17,045
Stratton Mortgage Funding PLC
5.287% due 07/20/2060	GBP	166,775	211,825
5.391% due 07/20/2060 •		2,701	3,431
5.447% due 03/12/2052		2,294	2,903
Structured Adjustable Rate Mortgage Loan Trust
3.525% due 11/25/2035 ^~		$109	97
3.853% due 04/25/2036 ^~		1,857	1,132
3.934% due 01/25/2035 ~		97	96
4.154% due 02/25/2036 ^«~		81	74
4.200% due 02/25/2036 ^~		943	763
4.222% due 08/25/2035 ~		21	18
4.263% due 05/25/2036 ^~		1,482	1,305

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

4.387% due 03/25/2036 ^~		296	221
4.455% due 09/25/2035 ~		317	284
4.581% due 02/25/2036 ^~		1,509	940
4.605% due 11/25/2036 ^~		1,748	1,490
4.954% due 12/25/2035 ~		587	351
4.974% due 12/25/2035 ~		1,166	858
5.227% due 09/25/2034 «~		3	3
5.282% due 02/25/2034 ~		269	253
5.376% due 01/25/2035 ^•		102	86
5.450% due 09/25/2034 •		879	790
5.450% due 08/25/2036 ^•		2,300	1,653
6.063% due 12/25/2034 ~		16	16
7.119% due 10/25/2037 ^•		411	366
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		6	6
3.907% due 02/25/2036 ^•		4,123	3,567
5.376% due 12/25/2035 ^•		987	801
5.410% due 03/25/2037 •		1,014	339
5.490% due 03/25/2037 ^•		167	47
5.530% due 06/25/2036 •		374	364
5.530% due 07/25/2046 ^•		444	337
5.570% due 04/25/2036 •		227	201
5.570% due 05/25/2036 •		47	32
5.590% due 05/25/2046 •		7,330	2,550
5.610% due 02/25/2036 ^•		73	64
5.646% due 07/19/2035 •		1,446	1,313
5.770% due 12/25/2035 ^•		1,296	1,053
5.806% due 09/19/2032 •		489	470
5.846% due 01/19/2034 «•		101	94
5.986% due 10/19/2033 •		232	216
6.000% due 05/25/2047 •		7,059	5,785
Structured Asset Securities Corp. 3.952% due 04/15/2027 «~		6	6
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,303	1,386
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.919% due 06/25/2034 «þ		54	50
5.263% due 01/25/2034 ~		525	505
5.535% due 11/25/2033 «~		29	28
5.785% due 07/25/2033 «~		9	9
6.574% due 03/25/2033 «~		293	278
Structured Asset Securities Corp. Trust 5.750% due 04/25/2035		1,399	830
SunTrust Adjustable Rate Mortgage Loan Trust
3.872% due 10/25/2037 «~		399	307
4.055% due 02/25/2037 ^~		148	128
4.152% due 04/25/2037 ^~		196	120
4.894% due 01/25/2037 ^~		1,430	1,064
SunTrust Alternative Loan Trust
5.750% due 12/25/2035 ^•		1,313	1,086
5.750% due 12/25/2035 ^		861	734
6.000% due 04/25/2036 ^«		348	155
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ		479	125
6.470% due 09/25/2036 ^þ		5,583	171
6.500% due 07/25/2036		4,582	1,184
6.515% due 07/25/2037 þ		785	313
Thornburg Mortgage Securities Trust
3.018% due 09/25/2037 ~		964	938
3.440% due 09/25/2047 ~		17,606	13,607
3.442% due 10/25/2046 •		25,555	24,126
3.889% due 07/25/2036 •		21,276	17,623
4.484% due 10/25/2043 ~		163	149
5.850% due 12/25/2033 •		180	172
7.151% due 06/25/2047 ^•		15,101	13,490
7.201% due 03/25/2037 ^•		6,767	5,605
Towd Point Mortgage Funding
5.841% due 07/20/2045 •	GBP	9,931	12,619
5.847% due 05/20/2045		12,233	15,491
Towd Point Mortgage Trust 2.710% due 01/25/2060 ~		$1,184	1,093
Trinity Square PLC 5.316% due 07/15/2059 •	GBP	118,120	149,799
TTAN 6.044% due 03/15/2038 •		$791	774
UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		7,000	6,436
4.296% due 08/15/2051		5,975	5,539
4.313% due 05/15/2051		10,000	9,373
4.334% due 10/15/2051		17,486	16,355
UWM Mortgage Trust
2.500% due 11/25/2051 ~		200,798	162,148
2.500% due 12/25/2051 ~		88,594	71,541
3.000% due 01/25/2052 ~		63,686	53,771
5.000% due 11/25/2051 •		2,135	1,975

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

VASA Trust 6.093% due 07/15/2039 •		3,400	2,998
Verus Securitization Trust 5.850% due 12/25/2067 þ		10,087	9,971
Wachovia Mortgage Loan Trust LLC
3.522% due 08/20/2035 ^~		569	520
4.163% due 10/20/2035 «~		1	1
4.324% due 10/20/2035 ~		106	100
WaMu Mortgage Pass-Through Certificates Trust
3.321% due 04/25/2037 ^~		1,417	1,252
3.342% due 11/25/2036 ^«~		12	10
3.528% due 12/25/2036 ^~		35	31
3.633% due 12/25/2036 ^~		4,932	4,273
3.645% due 03/25/2036 ^~		8,198	7,400
3.651% due 02/25/2037 ^~		2,680	2,328
3.669% due 02/25/2037 ^~		3,375	3,052
3.672% due 08/25/2036 ^~		73	67
3.704% due 02/25/2037 ^~		274	229
3.727% due 12/25/2046 •		4,074	3,875
3.754% due 09/25/2036 ^~		2,498	2,143
3.765% due 12/25/2035 ~		818	754
3.768% due 12/25/2036 ^~		4,148	3,723
3.772% due 02/25/2037 ^~		7,096	6,368
3.778% due 08/25/2036 ^~		579	524
3.781% due 08/25/2046 ^~		4,223	3,756
3.789% due 04/25/2037 ^~		430	388
3.800% due 10/25/2035 ~		277	250
3.816% due 08/25/2036 ~		5,321	4,741
3.852% due 08/25/2035 «~		123	109
3.865% due 09/25/2035 ~		5,267	4,899
3.865% due 09/25/2035 «~		170	155
3.875% due 12/25/2035 ~		4,870	4,450
3.894% due 05/25/2037 ^~		48	40
3.913% due 04/25/2035 ~		1,578	1,496
3.967% due 01/25/2036 ^~		2,271	2,223
3.974% due 05/25/2037 ^~		767	679
4.079% due 03/25/2035 ~		526	510
4.081% due 07/25/2037 ^~		156	146
4.134% due 08/25/2034 ~		94	89
4.154% due 09/25/2033 ~		233	217
4.156% due 03/25/2037 ~		8,274	7,571
4.163% due 09/25/2033 «~		14	13
4.404% due 05/25/2046 •		162	138
4.470% due 01/25/2033 ~		45	44
4.628% due 05/25/2035 ~		7,077	6,897
4.736% due 04/25/2047 •		5,199	4,588
4.746% due 05/25/2047 •		6,885	5,578
4.774% due 07/25/2047 ^•		1,884	1,635
4.976% due 08/25/2046 •		60	56
5.376% due 06/25/2042 •		143	132
5.476% due 10/25/2046 •		4,488	4,060
5.690% due 12/25/2045 •		201	194
5.730% due 07/25/2045 •		129	120
5.890% due 11/25/2034 •		342	313
5.970% due 11/25/2045 •		145	134
5.970% due 12/25/2045 •		122	111
6.130% due 11/25/2034 •		166	153
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	4	18,911
5.574% due 12/21/2049		107,516	135,896
6.564% due 12/21/2049 •		23,296	29,307
7.064% due 12/21/2049 •		11,648	14,574
7.564% due 12/21/2049 •		6,656	8,300
8.064% due 12/21/2049 •		6,656	8,162
Washington Mutual Mortgage Pass-Through Certificates Trust
3.770% due 02/25/2031 «~		$1	1
3.881% due 05/25/2033 «~		89	82
4.022% due 09/25/2036 ^þ		2,909	840
4.324% due 06/25/2033 ~		734	692
4.946% due 05/25/2046 ^•		2,272	1,850
5.470% due 02/25/2037 ^•		7,355	5,587
5.500% due 04/25/2035 •		3,723	3,061
5.500% due 11/25/2035 ^		362	311
5.500% due 06/25/2037 ^«		500	452
6.000% due 04/25/2036 ^		1,104	909
6.768% due 07/25/2036 þ		1,149	299
6.949% due 07/25/2036 ^þ		1,963	510
Wells Fargo Alternative Loan Trust 5.134% due 07/25/2037 ^~		495	446
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	7,926
3.311% due 06/15/2052		8,800	7,753
3.472% due 11/15/2050		10,070	9,167
3.615% due 12/15/2049		7,808	7,518
3.862% due 12/15/2039		41,000	36,485
3.874% due 06/15/2036 ~		500	426

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

4.023% due 03/15/2052		33,712	31,234
4.442% due 09/15/2061		4,000	3,793
Wells Fargo Mortgage-Backed Securities Trust
4.564% due 03/25/2036 «~		29	26
4.692% due 04/25/2036 ~		579	546
5.615% due 07/25/2034 «~		3	3
Worldwide Plaza Trust 3.526% due 11/10/2036		6,280	5,301

Total Non-Agency Mortgage-Backed Securities (Cost $9,697,432)			8,752,212

ASSET-BACKED SECURITIES 12.9%
522 Funding CLO Ltd. 6.290% due 10/20/2031 •		36,000	35,511
Aames Mortgage Investment Trust 5.930% due 10/25/2035 •		1,608	1,577
ACAS CLO Ltd. 6.152% due 10/18/2028 •		50,162	49,850
Accredited Mortgage Loan Trust 4.800% due 01/25/2035 •		425	387
ACE Securities Corp. Home Equity Loan Trust
5.270% due 10/25/2036 •		9	3
5.370% due 12/25/2036 •		5,284	1,417
5.470% due 08/25/2036 ^•		4,698	1,196
5.550% due 12/25/2036 •		20,374	5,500
5.590% due 08/25/2036 ^•		6,038	1,542
5.810% due 11/25/2035 •		2,461	2,473
5.975% due 12/25/2045 ^•		3,216	2,438
6.080% due 02/25/2036 ^•		1,342	1,213
6.125% due 11/25/2033 •		1,103	1,057
6.125% due 12/25/2034 «•		203	186
6.125% due 07/25/2035 «•		45	44
6.200% due 08/25/2045 •		713	711
6.950% due 10/25/2032 «•		8	10
ACREC Ltd. 6.308% due 10/16/2036 •		23,360	23,042
Adagio CLO DAC 3.897% due 10/15/2031 •	EUR	4,800	5,137
Aegis Asset-Backed Securities Trust
5.795% due 12/25/2035 •		$3,107	2,789
5.870% due 06/25/2035 •		2,649	2,464
AIMCO CLO 6.280% (US0003M + 1.020%) due 04/17/2031 ~		2,500	2,482
American Credit Acceptance Receivables Trust 2.660% due 02/13/2026		522	522
American Money Management Corp. CLO Ltd.
6.130% due 04/17/2029 •		3,759	3,761
6.231% due 04/14/2029 •		283	283
6.287% due 11/10/2030 •		23,718	23,542
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.892% due 05/25/2034 ^þ		686	621
5.930% due 05/25/2034 •		381	378
6.020% due 07/25/2034 •		84	83
8.525% due 11/25/2032 ^•		2,271	2,217
Amortizing Residential Collateral Trust 6.185% due 07/25/2032 «•		9	9
Anchorage Capital CLO Ltd.
6.310% due 07/15/2030 •		78,561	78,112
6.400% due 07/15/2032 •		7,900	7,793
6.413% due 07/22/2032 •		18,800	18,542
Apex Credit CLO Ltd. 6.500% due 09/20/2029 •		12,274	12,198
Apidos CLO
6.190% due 07/17/2030 •		61,068	60,594
6.200% due 10/20/2030 •		1,700	1,680
6.260% due 04/20/2031 •		2,100	2,080
Apres Static CLO Ltd. 6.330% due 10/15/2028 •		5,840	5,834
Arbor Realty Commercial Real Estate Notes Ltd.
6.517% due 01/15/2037 •		128,400	126,269
6.543% due 11/15/2036 •		75,250	73,816
AREIT Trust
6.237% due 11/17/2038 •		18,736	18,255
6.317% due 01/20/2037 •		14,758	14,387
7.333% due 06/17/2039 •		34,800	34,802
Ares CLO Ltd.
6.310% due 01/15/2032 •		27,700	27,409
6.312% due 04/18/2031 •		2,800	2,770
6.323% due 04/22/2031 •		31,900	31,542
Ares European CLO DAC
3.837% due 10/15/2030 •	EUR	22,159	23,729
4.050% due 04/20/2032 •		17,100	18,310
Argent Securities Trust
5.260% due 09/25/2036 •		$3,996	1,317
5.300% due 09/25/2036 •		20,631	6,798
5.450% due 06/25/2036 •		17,930	5,009

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

5.530% due 03/25/2036 •		5,538	3,080
5.690% due 05/25/2036 •		22,672	5,623
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.790% due 01/25/2036 •		8,693	7,689
6.275% due 11/25/2034 •		2,442	2,395
Armada Euro CLO DAC 3.897% due 07/15/2031 •	EUR	29,687	31,692
Asset-Backed Funding Certificates Trust
4.995% due 12/25/2030 «•		$497	471
6.200% due 03/25/2034 ^•		1,245	1,159
6.245% due 05/25/2032 «•		207	202
Asset-Backed Securities Corp. Home Equity Loan Trust
5.230% due 05/25/2037 •		153	105
5.910% due 10/25/2034 «•		1	1
6.543% due 04/15/2033 •		705	692
8.418% due 08/15/2032 •		4,013	3,782
Atlas Senior Loan Fund Ltd.
6.160% due 11/17/2027 •		1,502	1,498
6.353% due 04/22/2031 •		3,000	2,940
6.410% due 01/16/2030 •		16,016	15,939
Atrium Corp. 6.453% due 11/21/2030 •		5,422	5,401
Avis Budget Rental Car Funding AESOP LLC 5.250% due 04/20/2029		20,700	20,223
Bain Capital Credit CLO Ltd. 6.220% due 07/20/2030 •		11,106	11,023
Bain Capital Euro CLO DAC 3.940% due 01/20/2032 •	EUR	19,883	21,219
Barings CLO Ltd.
6.200% due 07/20/2029 •		$601	600
6.440% due 10/20/2030 •		3,326	3,312
BDS Ltd.
6.507% due 12/16/2036 •		17,500	17,166
6.876% due 03/19/2039 •		70,609	69,836
7.227% due 08/19/2038 •		1,300	1,298
Bear Stearns Asset-Backed Securities Trust
3.945% due 10/25/2036 ~		618	285
4.037% due 07/25/2036 «~		11	11
4.800% due 06/25/2043 «~		238	212
4.847% due 12/25/2036 ^•		2,431	2,968
5.151% due 06/25/2035 •		7,306	6,995
5.390% due 06/25/2047 •		1,290	1,284
5.790% due 12/25/2034 «•		1	1
5.810% due 10/25/2032 «•		148	143
5.950% due 10/27/2032 •		359	352
6.150% due 11/25/2042 •		90	88
6.200% due 08/25/2037 •		4,070	3,416
6.275% due 02/25/2035 •		1,657	1,648
Benefit Street Partners CLO Ltd.
6.210% due 10/15/2030 •		7,361	7,302
6.290% due 01/17/2032 •		16,850	16,665
6.610% due 01/15/2033 •		8,550	8,486
Birch Grove CLO Ltd. 6.682% due 06/15/2031 •		50,600	50,160
Black Diamond CLO DAC
4.060% due 01/20/2032 •	EUR	1,255	1,350
4.303% due 05/15/2032 •		8,400	8,968
Blackrock European CLO DAC 3.797% due 10/15/2031 •		20,700	22,071
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		497	500
3.897% due 01/15/2031 •		18,392	19,664
4.087% due 01/15/2033 •		10,150	10,799
BNPP AM Euro CLO DAC
3.777% due 04/15/2031 •		3,100	3,309
4.031% due 07/22/2032 •		17,330	18,479
Bosphorus CLO DAC 4.346% due 12/15/2030 •		801	861
BPCRE Holder LLC 7.491% due 01/16/2037 •		$12,300	12,238
Brightspire Capital Ltd. 6.355% due 08/19/2038 •		9,600	9,304
BSPDF Issuer Ltd. 6.393% due 10/15/2036 •		10,300	9,952
BSPRT Issuer Ltd.
6.513% due 12/15/2038 •		1,600	1,570
7.443% due 07/15/2039 •		76,200	75,914
Cairn CLO DAC
3.842% due 04/30/2031 •	EUR	12,714	13,596
3.957% due 10/15/2031 •		26,200	28,023
Capital Four US CLO Ltd. 7.188% due 10/20/2030 •		$35,323	35,435
Carbone CLO Ltd. 6.390% due 01/20/2031 •		7,399	7,348
Carlyle Euro CLO DAC
3.877% due 01/15/2031 •	EUR	32,256	34,459

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

3.953% due 08/15/2030 •		1,087	1,159
Carlyle Global Market Strategies CLO Ltd.
6.230% due 04/17/2031 •		$3,788	3,756
6.271% due 08/14/2030 •		83,759	83,212
6.353% due 04/22/2032 •		1,700	1,681
Carlyle Global Market Strategies Euro CLO DAC 4.073% due 11/15/2031 •	EUR	25,400	27,194
Carlyle U.S. CLO Ltd.
6.250% due 04/20/2031 •		$33,000	32,590
6.270% due 04/20/2031 •		4,155	4,119
Carmax Auto Owner Trust
3.810% due 09/15/2025		1,520	1,509
5.837% due 09/15/2025 •		4,561	4,565
Carrington Mortgage Loan Trust
5.310% due 10/25/2036 •		3,195	2,510
5.400% due 10/25/2036 •		3,743	2,941
5.410% due 02/25/2037 •		38,163	34,535
6.370% due 10/20/2029 •		33,019	32,809
6.500% due 07/20/2030 •		3,356	3,343
Carvana Auto Receivables Trust
2.570% due 05/12/2025		16,628	16,541
3.330% due 07/10/2025		9,726	9,680
Catamaran CLO Ltd. 6.373% due 04/22/2030 •		16,759	16,659
CDC Mortgage Capital Trust 5.945% due 07/25/2034 «•		449	462
Cent CLO Ltd. 6.262% due 07/27/2030 •		1,502	1,486
Chase Funding Trust
5.710% due 02/25/2033 «•		32	30
5.790% due 08/25/2032 •		444	422
5.810% due 11/25/2032 «•		4	4
CIFC Funding Ltd.
6.200% due 04/20/2030 •		587	582
6.223% due 10/24/2030 •		42,412	42,116
6.271% due 04/23/2029 •		1,000	993
6.323% due 04/24/2030 •		1,657	1,648
6.440% due 11/16/2030 •		1,301	1,296
CIT Group Home Equity Loan Trust 6.200% due 09/25/2030 •		573	567
CIT Mortgage Loan Trust 6.500% due 10/25/2037 •		1,210	1,208
Citigroup Mortgage Loan Trust
4.277% due 10/25/2037 þ		1,684	1,538
5.320% due 07/25/2045 •		7,025	4,901
5.340% due 05/25/2037 •		8,802	5,839
5.410% due 07/25/2045 •		3,270	2,288
5.420% due 05/25/2037 •		5,770	5,642
5.470% due 12/25/2036 •		8,137	4,574
5.650% due 08/25/2036 •		12,108	11,744
5.764% due 01/25/2037 ^þ		835	386
5.885% due 09/25/2035 ^•		3,295	3,253
6.851% due 05/25/2036 ^þ		2,158	864
CLNC Ltd. 6.455% due 08/20/2035 •		1,099	1,083
Commonbond Student Loan Trust 2.550% due 05/25/2041		1,928	1,781
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		126	126
Countrywide Asset-Backed Certificates Trust
3.221% due 03/25/2036 •		1,764	1,722
3.468% due 04/25/2035 •		1,339	1,281
4.134% due 01/25/2037 •		951	941
4.216% due 12/25/2034 «~		19	18
4.450% due 10/25/2032 ^~		1,222	1,189
5.290% due 07/25/2037 ^•		955	939
5.290% due 08/25/2037 ^•		10,165	8,942
5.290% due 08/25/2037 •		92	91
5.330% due 11/25/2047 ^•		1,418	1,343
5.370% due 09/25/2037 ^•		1,294	1,298
5.370% due 09/25/2047 ^•		12,036	11,508
5.380% due 10/25/2047 •		1,683	1,651
5.430% due 02/25/2037 •		6,850	6,462
5.430% due 03/25/2037 •		2,436	2,343
5.470% due 09/25/2046 •		135	134
5.550% due 08/25/2034 •		374	348
5.583% due 08/25/2035 ~		17,821	16,377
5.650% due 10/25/2034 •		1,423	1,357
5.735% due 06/25/2036 •		2,600	2,459
5.830% due 12/25/2036 ^•		337	248
5.840% due 05/25/2036 •		5,474	5,389
5.859% due 10/25/2046 ^~		804	828
5.890% due 05/25/2032 «•		5	5
5.890% due 12/25/2034 •		1,450	1,412
5.950% due 08/25/2047 •		1,584	1,568
6.050% due 11/25/2034 •		197	189

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

6.110% due 02/25/2036 •		8,615	8,400
CQS U.S. CLO Ltd. 7.698% due 07/20/2031 •		65,966	66,389
Credit Suisse First Boston Mortgage Securities Corp.
4.001% due 08/25/2032 •		1,400	1,327
6.800% due 05/25/2043 «•		2	2
Credit-Based Asset Servicing & Securitization LLC
5.270% due 07/25/2037 •		237	156
6.780% due 05/25/2035 þ		774	700
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.287% due 03/25/2037 ^þ		4,579	1,747
Credit-Based Asset Servicing & Securitization Trust
3.004% due 04/25/2037 •		702	437
5.270% due 11/25/2036 •		81	38
5.450% due 11/25/2036 •		7,833	3,682
Crestline Denali CLO Ltd.
6.280% due 04/20/2030 •		36,128	35,812
6.413% due 10/23/2031 •		45,228	44,666
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,332	268
6.220% due 09/25/2036 ^þ		1,725	575
6.672% due 06/25/2036 ^þ		1,473	450
CVC Cordatus Loan Fund DAC
3.827% due 10/15/2031 •	EUR	44,525	47,673
4.103% due 08/15/2032 •		2,686	2,875
4.156% due 09/15/2031 •		5,034	5,375
Dell Equipment Finance Trust 2.110% due 08/23/2027		$9,218	9,169
Delta Funding Home Equity Loan Trust 6.013% due 09/15/2029 «•		100	94
Denali Capital CLO Ltd. 6.310% due 04/15/2031 •		3,734	3,684
Dryden CLO Ltd.
6.250% due 01/17/2032 •		3,000	2,956
6.310% due 07/15/2031 •		15,300	15,186
Dryden Euro CLO DAC
3.837% due 04/15/2033 •	EUR	37,675	40,215
4.183% due 05/15/2034 •		24,200	25,841
Dryden Senior Loan Fund
6.240% due 04/15/2028 •		$10,307	10,260
6.268% due 04/15/2029 •		2,519	2,506
6.521% due 08/15/2030 •		1,416	1,411
Elevation CLO Ltd. 6.205% due 10/25/2030 •		67,452	66,964
EMC Mortgage Loan Trust 5.890% due 05/25/2040 •		14	14
EquiFirst Mortgage Loan Trust 5.900% due 01/25/2034 «•		10	10
Euro-Galaxy CLO DAC 3.831% due 04/24/2034 •	EUR	26,575	28,240
Fieldstone Mortgage Investment Trust
5.458% due 11/25/2036 •		$8,277	4,817
5.530% due 05/25/2036 •		6,446	4,432
Finance America Mortgage Loan Trust 6.050% due 08/25/2034 «•		247	220
First Franklin Mortgage Loan Trust
5.460% due 10/25/2036 •		6,000	4,819
5.470% due 04/25/2036 •		2,268	2,170
5.630% due 08/25/2036 •		2,563	2,352
5.630% due 10/25/2036 •		3,573	2,415
6.350% due 01/25/2035 •		1,693	1,675
6.575% due 10/25/2034 •		696	693
First NLC Trust
2.294% due 05/25/2035 •		1,050	887
5.290% due 08/25/2037 •		2,453	1,258
5.430% due 08/25/2037 •		2,546	1,305
Flagship Credit Auto Trust
3.280% due 08/15/2025		626	623
4.030% due 12/15/2026		15,202	14,875
Fortress Credit Investments Ltd. 6.917% due 02/23/2039 •		112,200	108,337
Fremont Home Loan Trust
5.210% due 01/25/2037 •		27	13
5.280% due 11/25/2036 •		37,375	13,568
5.300% due 01/25/2037 •		12,076	5,585
5.350% due 08/25/2036 •		354	119
5.470% due 08/25/2036 •		7,258	2,434
5.490% due 02/25/2037 •		43,233	14,847
5.630% due 02/25/2037 •		16,418	5,674
5.650% due 05/25/2036 •		10,455	6,182
5.690% due 04/25/2036 •		2,912	2,591
5.810% due 01/25/2036 •		9,410	8,739
5.885% due 07/25/2035 «•		14	13
6.080% due 07/25/2034 «•		78	75
6.215% due 06/25/2035 •		4,341	4,113

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

FS Rialto Issuer LLC 6.966% due 01/19/2039 •		68,700	67,929
Galaxy CLO Ltd.
6.230% due 10/15/2030 •		41,596	41,307
6.338% due 05/16/2031 •		12,500	12,350
Gallatin CLO Ltd.
6.311% due 01/21/2028 •		104	104
6.350% due 07/15/2031 •		27,130	26,610
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	93,490	63,982
GE-WMC Mortgage Securities Trust 5.230% due 08/25/2036 «•		$5	2
GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		6,377	6,330
3.550% due 01/15/2026		28,882	28,580
4.590% due 05/15/2026		17,072	16,940
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025		6,219	6,176
GMACM Home Equity Loan Trust 7.000% due 09/25/2037 «~		9	8
GoldenTree Loan Management EUR CLO DAC 4.100% due 01/20/2032 •	EUR	2,000	2,128
GoldenTree Loan Opportunities Ltd. 6.409% due 10/29/2029 •		$1,185	1,182
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		8,510	6,552
4.000% due 04/20/2049		16,583	14,555
GPMT Ltd. 6.407% due 07/16/2035 •		16,590	16,045
Greystone Commercial Real Estate Notes Ltd. 6.373% due 09/15/2037 •		563	556
GSAA Home Equity Trust
3.811% due 03/25/2036 ~		4,200	1,807
5.290% due 03/25/2036 •		41	15
5.350% due 03/25/2037 •		520	159
5.390% due 04/25/2047 •		1,404	1,313
5.390% due 05/25/2047 •		2,841	1,787
5.490% due 09/25/2036 •		8,572	2,073
5.510% due 05/25/2036 •		13,497	3,483
5.510% due 07/25/2037 •		576	546
5.750% due 03/25/2037 •		1,862	785
5.750% due 05/25/2047 •		160	107
6.050% due 08/25/2037 •		694	671
GSAMP Trust
5.240% due 01/25/2037 •		2,726	1,596
5.270% due 12/25/2036 •		5,513	2,705
5.330% due 11/25/2035 •		359	37
5.630% due 06/25/2036 •		3,698	1,972
5.630% due 08/25/2036 •		1,488	1,179
5.690% due 04/25/2036 •		3,332	2,098
6.200% due 06/25/2034 •		453	419
6.470% due 12/25/2034 ^•		992	803
6.800% due 10/25/2034 «•		127	121
7.025% due 03/25/2034 ^•		2,116	1,668
Halseypoint CLO Ltd. 6.749% due 11/30/2032 •		5,700	5,652
Harvest CLO DAC
1.040% due 07/15/2031	EUR	3,300	3,282
3.817% due 10/15/2031 •		27,800	29,615
3.880% due 10/20/2031 •		35,000	37,415
3.937% due 07/15/2031 •		29,100	30,991
4.027% due 01/15/2032 •		11,400	12,173
4.250% due 06/26/2030 •		19,408	20,752
Hertz Vehicle Financing LLC
3.730% due 09/25/2026		$14,900	14,220
3.890% due 09/25/2028		31,800	29,719
HGI CRE CLO Ltd. 6.767% due 04/20/2037 •		28,800	28,299
Home Equity Asset Trust
5.750% due 11/25/2032 «•		154	129
6.245% due 05/25/2035 •		1,037	1,021
Home Equity Loan Trust 5.380% due 04/25/2037 •		3,738	3,609
Home Equity Mortgage Loan Asset-Backed Trust
5.270% due 04/25/2037 •		960	663
5.360% due 04/25/2037 •		3,086	2,132
HSI Asset Loan Obligation Trust 4.194% due 12/25/2036 •		92	30
HSI Asset Securitization Corp. Trust
5.250% due 10/25/2036 •		139	56
5.370% due 12/25/2036 •		495	135
5.490% due 12/25/2036 •		4,514	1,214
5.930% due 11/25/2035 •		2,506	2,264
ICG U.S. CLO Ltd. 6.353% due 07/22/2031 •		1,200	1,186

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

IMC Home Equity Loan Trust
5.690% due 07/25/2026 «~		6	6
7.310% due 11/20/2028 «		3	3
7.520% due 08/20/2028 «		2	2
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 4.302% due 10/25/2033 «•		149	145
Jamestown CLO Ltd.
6.351% due 07/14/2031 •		2,500	2,472
6.600% due 04/15/2033 •		12,400	12,227
JP Morgan Mortgage Acquisition Corp. 2.810% due 10/25/2035 ^•		2,056	1,998
JP Morgan Mortgage Acquisition Trust
3.815% due 07/25/2036 •		2,789	2,724
5.310% due 08/25/2036 «•		194	84
5.340% due 03/25/2047 •		3,765	3,722
5.370% due 08/25/2036 •		21	15
5.390% due 08/25/2036 •		980	960
5.410% due 03/25/2037 •		2,184	2,121
5.470% due 07/25/2036 ^•		5,302	1,445
6.337% due 08/25/2036 ^þ		1,628	960
Jubilee CLO DAC
3.777% due 04/15/2030 •	EUR	10,400	11,086
3.787% due 04/15/2030 •		2,150	2,299
3.827% due 04/15/2031 •		31,950	34,009
KKR CLO Ltd.
6.202% due 07/18/2030 •		$16,948	16,793
6.210% due 07/15/2030 •		52,000	51,596
KREF Ltd. 6.526% due 02/17/2039 •		62,200	60,910
Laurelin DAC 3.920% due 10/20/2031	EUR	33,200	35,573
LCCM Trust
6.461% due 12/13/2038 •		$20,200	19,743
6.711% due 11/15/2038 •		37,941	37,517
LCM LP
6.135% due 07/19/2027 •		17,507	17,418
6.250% due 07/20/2030 •		27,718	27,533
6.290% due 10/20/2027 •		1,745	1,747
LCM Ltd.
6.148% due 07/20/2030 •		10,920	10,861
6.330% due 04/15/2031 •		6,950	6,853
6.330% due 04/20/2031 •		18,750	18,381
Lehman ABS Mortgage Loan Trust
5.240% due 06/25/2037 •		4,731	3,041
5.350% due 06/25/2037 •		2,554	1,652
Lendmark Funding Trust 1.900% due 11/20/2031		750	648
LMREC LLC 6.200% due 04/22/2037 •		6,664	6,510
LoanCore Issuer Ltd.
6.493% due 07/15/2036 •		2,400	2,346
6.493% due 11/15/2038 •		80,900	77,613
6.616% due 01/17/2037 •		101,600	99,971
Long Beach Mortgage Loan Trust
5.310% due 12/25/2036 •		19,062	13,072
5.510% due 03/25/2046 •		1,800	1,476
5.670% due 08/25/2045 •		4,682	4,487
5.710% due 10/25/2034 •		11	10
6.200% due 06/25/2035 •		5,743	5,559
6.425% due 02/25/2035 •		3,098	2,990
Louisiana Local Government Environmental Facilities & Community Development Authority
4.275% due 02/01/2036		1,600	1,507
5.048% due 12/01/2034		3,300	3,328
Lument Finance Trust, Inc. 6.363% due 06/15/2039 •		86,800	85,019
M360 Ltd. 6.654% due 11/22/2038 •		35,125	34,516
Mackay Shields Euro CLO DAC 4.130% due 10/20/2032 •	EUR	4,200	4,468
Madison Park Euro Funding DAC 3.977% due 07/15/2032 •		14,500	15,432
Madison Park Funding Ltd.
6.010% due 04/15/2029 •		$1,615	1,598
6.225% due 04/25/2029 •		1,327	1,318
6.261% due 07/21/2030 •		8,234	8,182
6.375% due 04/25/2032 •		11,500	11,391
Man GLG Euro CLO DAC 3.857% due 10/15/2030 •	EUR	14,142	15,152
Marathon Static CLO Ltd. 7.268% due 07/20/2030 •		$13,169	13,185
Marble Point CLO Ltd.
6.300% due 10/15/2030 •		43,748	43,454
6.442% due 12/18/2030 •		3,797	3,742
Massachusetts Educational Financing Authority 6.205% due 04/25/2038 •		560	560

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

MASTR Asset-Backed Securities Trust
5.200% due 01/25/2037 •	86	26
5.390% due 10/25/2036 •	5,034	4,486
5.450% due 08/25/2036 •	4,241	1,661
5.630% due 03/25/2036 •	5,443	3,345
5.650% due 10/25/2035 ^•	7,070	6,605
5.971% due 11/25/2035 «þ	127	95
6.080% due 06/25/2035 •	4,669	4,674
6.219% due 02/25/2036 «þ	225	177
Merrill Lynch First Franklin Mortgage Loan Trust 5.490% due 04/25/2037 •	2,284	919
Merrill Lynch Mortgage Investors Trust
5.270% due 11/25/2037 •	1,528	533
5.370% due 08/25/2037 •	7,585	3,931
5.390% due 02/25/2037 •	896	270
5.410% due 03/25/2037 •	28,198	24,669
5.450% due 08/25/2037 •	31,764	16,507
5.450% due 11/25/2037 •	10,884	3,826
5.470% due 03/25/2037 •	7,561	6,632
5.584% due 04/25/2037 •	2,476	1,222
5.630% due 08/25/2037 •	1,588	830
6.050% due 02/25/2047 •	14,847	8,749
MESA Trust 5.950% due 12/25/2031 «•	9	9
MF1 LLC
7.226% due 06/19/2037 •	28,200	28,121
7.711% due 09/17/2037 •	27,600	27,643
MF1 Ltd.
6.237% due 10/16/2036 •	53,000	51,741
6.316% due 07/16/2036 •	7,000	6,836
6.417% due 02/19/2037 •	26,050	25,472
6.961% due 11/15/2035 •	35,368	35,030
MF1 Multifamily Housing Mortgage Loan Trust 6.111% due 07/15/2036 •	15,825	15,596
MidOcean Credit CLO
6.329% due 01/29/2030 •	32,862	32,679
6.429% due 02/20/2031 •	46,349	45,904
MKS CLO Ltd. 6.250% due 07/20/2030 •	12,398	12,267
Morgan Stanley ABS Capital, Inc. Trust
5.210% due 12/25/2036 •	2,680	1,332
5.210% due 05/25/2037 •	860	747
5.240% due 01/25/2037 •	5,096	2,336
5.250% due 07/25/2036 •	133	50
5.250% due 11/25/2036 •	1,276	702
5.260% due 03/25/2037 •	5,926	2,615
5.290% due 11/25/2036 •	13,145	6,224
5.290% due 05/25/2037 •	3,664	2,633
5.300% due 10/25/2036 •	12,040	6,360
5.300% due 11/25/2036 •	14,113	7,773
5.300% due 12/25/2036 •	1,852	921
5.330% due 03/25/2037 •	22,833	10,083
5.350% due 02/25/2037 •	1,938	936
5.365% due 03/25/2037 •	8,874	3,660
5.380% due 10/25/2036 •	1,440	763
5.380% due 11/25/2036 •	12,702	7,005
5.400% due 12/25/2036 •	8,035	3,997
5.400% due 05/25/2037 •	1,542	1,344
5.410% due 02/25/2037 •	821	397
5.450% due 06/25/2036 •	6,083	3,185
5.450% due 09/25/2036 •	15,461	5,820
5.470% due 09/25/2036 •	9,387	4,201
5.490% due 03/25/2037 •	2,945	1,302
5.510% due 02/25/2037 •	3,788	1,214
5.650% due 08/25/2036 •	13,891	7,232
5.795% due 09/25/2035 «•	39	38
5.885% due 07/25/2035 •	4,601	4,450
6.080% due 11/25/2034 •	2,050	1,999
6.150% due 03/25/2033 •	543	527
6.170% due 08/25/2034 «•	2	1
Morgan Stanley Dean Witter Capital, Inc. Trust
6.425% due 09/25/2032 •	516	506
6.500% due 02/25/2033 •	393	390
Morgan Stanley Home Equity Loan Trust
5.250% due 12/25/2036 •	14,071	6,827
5.470% due 04/25/2036 •	4,390	3,093
Morgan Stanley IXIS Real Estate Capital Trust
5.200% due 11/25/2036 •	5	2
5.450% due 07/25/2036 •	8,168	3,328
5.610% due 07/25/2036 •	25,047	10,242
Morgan Stanley Mortgage Loan Trust
5.310% due 11/25/2036 •	3,335	1,042
5.390% due 04/25/2037 •	4,768	1,403
5.610% due 02/25/2037 •	429	102
5.750% due 04/25/2037 ^~	587	290
5.870% due 04/25/2037 •	2,310	680

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

6.000% due 02/25/2037 ^~		360	207
6.077% due 10/25/2046 ^þ		2,460	619
6.226% due 10/25/2036 ^þ		1,049	323
6.869% due 11/25/2036 ^•		1,672	628
Mosaic Solar Loan Trust 2.640% due 01/20/2053		20,242	17,299
Mountain View CLO LLC 6.300% due 01/16/2031 •		2,276	2,248
Navient Private Education Loan Trust 3.610% due 12/15/2059		3,982	3,841
Nelnet Student Loan Trust 5.750% due 03/25/2030 •		381	380
Neuberger Berman CLO Ltd. 6.290% due 04/20/2031 •		2,400	2,367
New Century Home Equity Loan Trust
5.825% due 03/25/2035 •		1,304	1,287
5.870% due 10/25/2035 •		1,121	1,072
5.930% due 03/25/2035 •		509	473
6.035% due 05/25/2034 •		684	664
8.150% due 01/25/2033 ^•		1,575	1,351
Newark BSL CLO Ltd. 6.440% due 12/21/2029 •		5,256	5,217
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.810% due 10/25/2036 ^•		20,827	4,709
5.950% due 02/25/2037 ^•		1,850	551
6.532% due 10/25/2036 ^þ		2,693	647
NovaStar Mortgage Funding Trust
5.300% due 03/25/2037 •		3,798	1,350
5.330% due 03/25/2037 •		3,144	1,118
5.350% due 01/25/2037 •		3,675	1,288
5.450% due 06/25/2036 •		1,688	1,188
5.450% due 09/25/2036 •		13,511	5,861
5.490% due 11/25/2036 •		8,483	2,652
5.570% due 01/25/2037 •		16,531	5,793
5.650% due 10/25/2036 •		4,434	2,433
5.860% due 12/25/2033 «•		236	224
5.975% due 06/25/2034 •		20	19
7.025% due 03/25/2035 •		5,365	5,268
OAK Hill European Credit Partners DAC 3.930% due 01/20/2032 •	EUR	3,361	3,584
Oak Hill European Credit Partners DAC 3.940% due 10/20/2031		58,100	61,744
Oaktree CLO Ltd. 6.383% due 04/22/2030 •		$24,281	23,911
OCP CLO Ltd. 6.370% due 07/20/2029 •		6,359	6,319
OCP Euro CLO DAC 4.091% due 09/22/2034 •	EUR	34,700	36,879
Octagon Investment Partners Ltd.
6.250% due 03/17/2030 •		$18,186	18,006
6.255% due 01/25/2031 •		5,699	5,647
6.321% due 02/14/2031 •		18,690	18,476
Octagon Loan Funding Ltd. 6.525% due 11/18/2031 •		6,100	6,043
OneMain Financial Issuance Trust
1.750% due 09/14/2035		1,096	979
5.827% due 06/16/2036 •		2,249	2,194
Option One Mortgage Loan Trust
5.250% due 01/25/2037 •		9,015	5,176
5.290% due 01/25/2037 •		20,293	11,650
5.290% due 02/25/2037 •		7,506	3,818
5.320% due 05/25/2037 •		3,530	1,935
5.330% due 04/25/2037 •		6,415	3,279
5.370% due 01/25/2037 •		7,631	4,381
5.370% due 04/25/2037 •		16,963	12,071
5.390% due 04/25/2037 •		2,599	1,468
5.400% due 03/25/2037 •		1,200	593
5.400% due 07/25/2037 •		2,628	1,689
5.480% due 04/25/2037 •		2,083	1,044
5.690% due 01/25/2036 •		6,600	5,889
Option One Mortgage Loan Trust Asset-Backed Certificates
5.840% due 11/25/2035 •		13,101	12,296
6.005% due 10/25/2032 •		1,498	1,506
Oscar U.S. Funding LLC 2.820% due 04/10/2029		5,000	4,608
OSD CLO Ltd. 6.130% due 04/17/2031 •		33,694	33,320
Ownit Mortgage Loan Trust 6.050% due 10/25/2036 ^•		2,019	1,888
OZLM Ltd.
6.240% due 10/17/2029 •		37,401	37,167
6.280% due 04/15/2031 •		3,000	2,956
6.348% due 05/16/2030 •		9,293	9,228
6.350% due 10/20/2031 •		9,009	8,874
6.400% due 01/20/2031 •		10,396	10,296
6.410% due 07/20/2032 •		46,400	45,461

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

6.549% due 10/30/2030 •		6,030	6,008
Palmer Square CLO Ltd.
6.260% due 10/17/2031 •		3,900	3,859
6.350% due 07/20/2030 •		11,858	11,799
Palmer Square European Loan Funding DAC
3.897% due 10/15/2031 •	EUR	11,915	12,743
3.907% due 07/15/2031 •		16,454	17,536
3.957% due 04/15/2031 •		30,153	32,325
Palmer Square Loan Funding Ltd.
6.050% due 07/20/2029 •		$70,247	69,401
6.179% due 02/20/2028 •		1,617	1,609
6.179% due 05/20/2029 •		1,143	1,133
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.950% due 12/25/2034 •		13,859	13,634
People's Choice Home Loan Securities Trust
5.830% due 12/25/2035 •		1,289	1,229
6.095% due 05/25/2035 ^•		3,953	3,551
6.500% due 01/25/2035 •		1,582	1,501
People's Financial Realty Mortgage Securities Trust 5.290% due 09/25/2036 •		18,193	5,073
PFP Ltd.
6.043% due 04/14/2038 •		115	113
6.158% due 08/09/2037 •		36,289	35,395
7.376% due 08/19/2035 •		8,700	8,713
Popular ABS Mortgage Pass-Through Trust 5.360% due 01/25/2037 •		3,771	3,632
RAAC Trust
5.420% due 05/25/2036 «•		85	82
5.750% due 06/25/2044 •		1,018	844
5.850% due 11/25/2046 •		6,366	5,933
Rad CLO Ltd. 6.393% due 07/24/2032 •		73,050	72,055
Ready Capital Mortgage Financing LLC
6.100% due 07/25/2036 •		3,917	3,808
6.717% due 01/25/2037 •		39,521	38,992
7.556% due 06/25/2037 •		17,495	17,574
7.636% due 10/25/2039 •		2,996	3,004
Renaissance Home Equity Loan Trust
3.823% due 08/25/2033 •		40	36
5.850% due 08/25/2032 «•		104	93
5.870% due 11/25/2034 •		250	213
5.893% due 06/25/2037 ^þ		8,030	2,418
5.906% due 06/25/2037 þ		8,997	2,716
Residential Asset Mortgage Products Trust
4.455% due 12/25/2034 «•		475	457
5.500% due 10/25/2036 •		7,175	6,714
5.720% due 01/25/2036 •		2,370	2,306
5.730% due 02/25/2036 «•		178	173
5.750% due 03/25/2036 •		6,758	6,474
5.790% due 01/25/2036 •		2,749	2,458
Residential Asset Securities Corp. Trust
5.390% due 10/25/2036 •		1,239	1,190
5.410% due 11/25/2036 •		4,392	4,034
5.490% due 11/25/2036 •		1,703	1,595
5.585% due 06/25/2036 •		15,863	15,128
5.710% due 04/25/2036 •		1,168	1,139
5.730% due 06/25/2033 •		725	669
5.765% due 03/25/2036 •		1,200	1,116
6.245% due 03/25/2035 •		2,803	2,740
Ripon Investments Financing Ltd. 1.851% due 02/12/2024 «(l)	GBP	1,263	1,614
Romark CLO Ltd. 6.303% due 10/23/2030 •		$41,994	41,522
Santander Drive Auto Receivables Trust
3.980% due 01/15/2025		2,505	2,502
4.050% due 07/15/2025		3,925	3,921
4.370% due 05/15/2025		6,351	6,342
Saranac CLO Ltd. 6.684% due 08/13/2031 •		40,200	39,723
Saxon Asset Securities Trust 5.490% due 10/25/2046 •		6,418	6,205
SBA Tower Trust 3.869% due 10/15/2049 þ		15,746	15,268
Sculptor CLO Ltd. 6.530% due 01/15/2031 •		7,839	7,732
Securitized Asset-Backed Receivables LLC Trust
5.270% due 12/25/2036 ^•		232	55
5.280% due 05/25/2037 ^•		432	324
5.470% due 07/25/2036 •		2,252	790
5.630% due 07/25/2036 •		2,895	1,016
5.650% due 03/25/2036 •		9,522	5,971
5.650% due 05/25/2036 •		9,904	5,330
6.110% due 01/25/2036 ^•		1,439	1,256
Segovia European CLO DAC 4.080% due 07/20/2032 •	EUR	27,200	28,919

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

SG Mortgage Securities Trust 5.300% due 10/25/2036 •	$12,731	11,369
Shackleton CLO Ltd. 6.424% due 05/07/2031 •	1,100	1,085
Shelter Growth CRE Issuer Ltd. 7.372% due 06/17/2037 •	66,900	66,230
SLC Student Loan Trust 6.452% due 03/15/2049	2,000	1,961
SLM Student Loan Trust
5.405% due 10/25/2029 •	1,578	1,573
5.585% due 04/25/2049	3,893	3,773
6.155% due 07/25/2023 •	331	325
6.955% due 07/25/2023 •	502	502
SMB Private Education Loan Trust
3.940% due 02/16/2055	41,983	39,501
6.517% due 02/16/2055 •	17,425	17,277
SoFi Alternative Trust 3.688% due 05/16/2050 ~	69,642	66,973
SoFi Professional Loan Program LLC
3.020% due 02/25/2040	1,595	1,508
6.450% due 02/25/2040 •	702	701
Sound Point CLO Ltd.
6.173% due 01/23/2029 •	33,080	33,036
6.210% due 04/15/2029 •	2,578	2,574
6.230% due 10/20/2030 •	22,328	22,077
6.235% due 07/25/2030 •	55,070	54,445
6.263% due 01/23/2029 •	110	110
6.300% due 10/20/2028 •	11,193	11,182
6.330% due 01/20/2032 •	7,467	7,401
6.368% due 07/26/2031 •	6,450	6,338
6.370% due 01/21/2031 •	858	845
6.412% due 04/18/2031 •	15,700	15,426
6.460% due 07/20/2032 •	27,200	26,706
Soundview Home Loan Trust
5.260% due 01/25/2037 •	2,677	1,937
5.310% due 01/25/2037 •	2,555	1,849
5.330% due 02/25/2037 •	8,029	2,307
5.330% due 08/25/2037 •	960	921
5.410% due 02/25/2037 •	10,360	3,006
5.710% due 05/25/2036 •	2,629	2,512
Specialty Underwriting & Residential Finance Trust
3.700% due 02/25/2037 þ	24,993	9,766
3.700% due 02/25/2037 ^þ	5,335	2,084
4.460% due 12/25/2036 •	1,639	1,535
5.350% due 11/25/2037 •	398	220
5.450% due 11/25/2037 •	5,183	2,888
5.500% due 03/25/2037 •	1,947	1,094
6.050% due 06/25/2036 •	13,601	12,758
6.125% due 12/25/2035 •	689	676
Starwood Commercial Mortgage Trust 6.358% due 04/18/2038 •	92,900	89,530
Starwood Mortgage Trust 6.417% due 11/15/2038 •	111,800	108,621
Stonepeak ABS 2.301% due 02/28/2033	412	373
Stratus CLO Ltd. 6.150% due 12/28/2029 •	8,226	8,130
Structured Asset Investment Loan Trust
5.300% due 06/25/2036 •	452	434
5.300% due 09/25/2036 •	3,747	3,620
5.750% due 01/25/2036 •	1,894	1,844
5.850% due 04/25/2033 «•	218	211
6.050% due 05/25/2035 •	6,496	6,320
6.080% due 09/25/2034 •	189	189
6.080% due 01/25/2035 •	15,788	15,262
6.138% due 09/25/2034 «•	179	168
6.275% due 01/25/2035 •	3,957	3,283
6.350% due 12/25/2034 •	1,756	1,734
6.530% due 04/25/2033 «•	129	123
6.725% due 01/25/2035 •	4,313	3,221
6.875% due 01/25/2035 ^•	3,483	1,412
Structured Asset Securities Corp. Mortgage Loan Trust
4.192% due 12/25/2034 •	833	810
5.330% due 01/25/2037 •	2,411	1,447
5.380% due 01/25/2037 •	17,815	10,783
5.420% due 04/25/2036 •	6,795	6,525
5.600% due 05/25/2037 •	1,893	1,816
6.150% due 08/25/2037 •	2,389	2,362
Sunrun Demeter Issuer 2.270% due 01/30/2057	39,555	31,669
Symphony Static CLO Ltd. 6.085% due 10/25/2029 •	23,863	23,599
TCI-Symphony CLO Ltd. 6.262% due 10/13/2032 •	38,000	37,580
TCW CLO Ltd. 6.225% due 04/25/2031 •	36,100	35,733

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		63,300	63,593
5.169% due 04/01/2041		34,500	35,574
THL Credit Wind River CLO Ltd.
6.340% due 04/15/2031 •		38,500	38,028
6.400% due 01/15/2031 •		6,144	6,095
Thompson Park CLO Ltd. 6.260% due 04/15/2034 •		5,905	5,763
TIAA CLO Ltd. 6.410% due 01/16/2031 •		2,940	2,905
Tikehau CLO DAC 4.144% due 08/04/2034 •	EUR	22,400	23,884
Toro European CLO DAC
3.995% due 01/12/2032 •		11,100	11,880
4.133% due 02/15/2034 •		18,800	19,966
Towd Point HE Trust 0.918% due 02/25/2063 ~		$1,424	1,330
TPG Real Estate Finance Issuer Ltd.
6.358% due 03/15/2038 •		35,058	33,838
6.717% due 02/15/2039 •		50,600	49,211
Trestles CLO Ltd. 6.245% due 04/25/2032 •		3,850	3,789
Triaxx Prime CDO Ltd. 5.453% due 10/02/2039 •		16,257	299
Tricolor Auto Securitization Trust 6.480% due 08/17/2026		13,716	13,678
Venture CLO Ltd.
6.150% due 10/20/2028 •		16,434	16,362
6.240% due 07/20/2030 •		46,711	46,149
6.300% due 07/20/2030 •		8,914	8,830
6.311% due 09/07/2030 •		50,497	50,080
6.320% due 07/15/2031 •		10,300	10,169
6.350% due 01/20/2029 •		38,980	38,708
6.362% due 07/18/2031 •		1,550	1,530
6.380% due 04/20/2032 •		20,400	20,092
6.459% due 07/30/2032 •		65,100	63,993
6.493% due 08/28/2029 •		3,505	3,487
Vibrant CLO Ltd.
6.290% due 09/15/2030 •		49,718	49,157
6.370% due 07/20/2032 •		39,025	38,089
6.460% due 06/20/2029 •		20,824	20,798
VMC Finance LLC
6.257% due 06/16/2036 •		15,989	15,682
6.967% due 02/18/2039 •		49,300	48,006
Voya CLO Ltd.
6.210% due 04/17/2030 •		30,422	30,202
6.248% due 10/15/2030 •		24,376	24,202
6.458% due 10/15/2030 •		2,300	2,293
WaMu Asset-Backed Certificates WaMu Trust
5.300% due 01/25/2037 •		12,441	5,722
5.400% due 04/25/2037 •		9,983	3,796
Washington Mutual Asset-Backed Certificates Trust 3.911% due 10/25/2036 •		1,384	503
Wellfleet CLO Ltd.
6.140% due 04/20/2029 •		14,138	14,123
6.140% due 07/20/2029 •		3,642	3,603

Total Asset-Backed Securities (Cost $7,433,474)			7,089,234

SOVEREIGN ISSUES 1.8%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2023 (g)	BRL	336,800	68,150
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$1,600	1,485
Israel Government International Bond
2.750% due 07/03/2030		28,900	25,565
3.250% due 01/17/2028		18,000	16,853
3.800% due 05/13/2060		47,500	36,187
3.875% due 07/03/2050		23,200	19,071
4.125% due 01/17/2048		4,000	3,434
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	20,800	19,055
Japan Finance Organization for Municipalities 3.375% due 09/27/2023		$55,800	55,498
Korea Housing Finance Corp. 0.750% due 10/30/2023	EUR	32,600	35,225
Mexico Government International Bond 5.000% due 04/27/2051 (n)		$26,100	22,695
New South Wales Treasury Corp. 2.750% due 11/20/2025 (i)	AUD	1,514	1,033
Paraguay Government International Bond 4.950% due 04/28/2031		$8,000	7,705
Peru Government International Bond
5.350% due 08/12/2040	PEN	6,400	1,480
5.940% due 02/12/2029		53,941	14,612
6.350% due 08/12/2028		324,100	90,650

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

8.200% due 08/12/2026		82,500	24,168
Poland Government International Bond
4.000% due 01/22/2024		$15	15
5.500% due 04/04/2053		4,150	4,187
Province of Alberta 2.050% due 08/17/2026		6,000	5,529
Province of Ontario 1.550% due 11/01/2029	CAD	11,600	7,584
Provincia de Buenos Aires 88.734% due 04/12/2025	ARS	440,953	818
Qatar Government International Bond
4.400% due 04/16/2050		$46,200	42,125
5.103% due 04/23/2048		600	599
Queensland Treasury Corp. 4.250% due 07/21/2023	AUD	455	303
Romania Government International Bond
2.000% due 01/28/2032	EUR	33,500	26,895
2.000% due 04/14/2033		5,190	4,011
3.000% due 02/27/2027		$5,240	4,756
3.624% due 05/26/2030	EUR	25,050	24,000
Saudi Government International Bond
4.750% due 01/18/2028		$34,700	34,446
4.875% due 07/18/2033		12,100	12,103
Serbia Government International Bond
1.000% due 09/23/2028	EUR	16,450	13,932
2.050% due 09/23/2036		15,500	10,402
3.125% due 05/15/2027		19,600	19,240
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	5,965,100	329,152

Total Sovereign Issues (Cost $1,137,231)			982,963

		SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (e)		775,108	1
Urbi Desarrollos Urbanos SAB de CV (e)		9,250	4

			5

INDUSTRIALS 0.1%
Drillco Holding Lux SA «(e)		1,161,090	22,291
Drillco Holding Lux SA «(e)(l)		195,636	3,756

			26,047

Total Common Stocks (Cost $42,329)			26,052

PREFERRED SECURITIES 0.1%
FINANCIALS 0.1%
CaixaBank SA 6.750% due 06/13/2024 •(j)(k)		400,000	424
Charles Schwab Corp. 4.000% due 12/01/2030 •(j)		2,400,000	1,763
CoBank ACB 4.250% due 01/01/2027 •(j)		5,200,000	4,131
Discover Financial Services 6.125% due 06/23/2025 •(j)		24,000,000	23,012
Encina Private Credit LLC «		3,411	0
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)		13,900,000	11,745
Wells Fargo & Co. 3.900% due 03/15/2026 •(j)		5,200,000	4,578

Total Preferred Securities (Cost $51,150)			45,653

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		26,809	591

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Total Real Estate Investment Trusts (Cost $372)		591

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.0%
COMMERCIAL PAPER 2.4%
Amcor Flexibles North America, Inc.
5.430% due 07/13/2023	$1,282	1,280
5.430% due 07/20/2023	2,000	1,994
5.450% due 07/07/2023	13,950	13,936
Ameren Corp.
5.400% due 07/21/2023	15,950	15,900
5.400% due 07/24/2023	13,400	13,352
American Electric Power Co., Inc.
5.440% due 08/07/2023	6,050	6,015
5.480% due 08/01/2023	29,100	28,959
5.480% due 08/14/2023	24,850	24,679
AT&T, Inc. 5.700% due 03/19/2024	149,050	142,684
Consolidated Edison Co. of New York, Inc.
5.420% due 07/17/2023	31,750	31,670
5.430% due 07/25/2023	54,000	53,798
Constellation Brands, Inc.
5.580% due 07/25/2023	1,050	1,046
5.590% due 07/03/2023	7,900	7,896
5.590% due 07/05/2023	9,750	9,743
5.600% due 07/11/2023	3,200	3,195
5.610% due 07/11/2023	1,450	1,448
Daimler Truck Finance North America LLC 5.350% due 07/21/2023	12,000	11,962
Dominion Resources, Inc.
5.400% due 07/19/2023	4,150	4,138
5.440% due 08/09/2023 (c)	1,800	1,789
5.520% due 08/18/2023	4,850	4,814
Duke Energy Corp.
5.400% due 07/13/2023	21,350	21,309
5.400% due 08/08/2023	6,600	6,561
Electricite de France SA
5.510% due 08/03/2023	42,916	42,690
5.510% due 08/04/2023	45,334	45,088
5.570% due 07/14/2023	52,900	52,788
Enbridge (US), Inc.
5.400% due 07/12/2023	36,663	36,597
5.440% due 07/20/2023	42,187	42,058
5.450% due 07/03/2023	1,375	1,374
5.450% due 07/05/2023	3,025	3,023
5.450% due 07/26/2023	5,350	5,329
5.450% due 07/27/2023 (c)	2,650	2,639
5.470% due 07/20/2023	12,850	12,811
5.480% due 07/17/2023	31,850	31,768
Enel Finance America LLC
5.450% due 07/06/2023	6,950	6,944
5.450% due 08/07/2023 (c)	7,650	7,606
Haleon UK Capital PLC
5.500% due 08/07/2023 (c)	9,986	9,933
5.500% due 08/08/2023 (c)	13,364	13,291
Humana, Inc.
5.400% due 07/11/2023	5,978	5,968
5.450% due 07/18/2023	1,272	1,268
5.450% due 07/19/2023	16,150	16,103
5.450% due 07/27/2023	22,000	21,908
5.510% due 08/03/2023	3,675	3,656
Keurig Dr Pepper, Inc. 5.250% due 07/05/2023	21,900	21,884
L3Harris Technologies, Inc. 5.530% due 07/17/2023	24,050	23,990
Leidos, Inc. 5.900% due 07/10/2023	7,300	7,289
LSEGA Financing PLC
5.430% due 07/25/2023	11,735	11,690
5.430% due 07/26/2023	6,215	6,191
Marriott International
5.420% due 07/18/2023	11,050	11,020
5.450% due 08/04/2023	3,900	3,879
Mondelez International, Inc.
5.370% due 07/25/2023	2,375	2,366
5.400% due 07/19/2023	1,450	1,446
5.430% due 07/13/2023	2,050	2,046
5.430% due 07/14/2023	23,450	23,402
5.430% due 08/01/2023	4,800	4,777

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023		25,050	24,982
Northrop Grumman Corp. 5.600% due 08/22/2023		21,850	21,674
Parker-Hannifin Corp.
5.400% due 07/18/2023		3,784	3,774
5.400% due 07/19/2023		500	499
5.400% due 07/20/2023		1,466	1,462
5.400% due 07/21/2023		3,150	3,140
5.420% due 07/27/2023		2,350	2,341
Raytheon Technologies Corp.
5.410% due 07/17/2023		17,230	17,186
5.450% due 07/12/2023		30,350	30,296
Republic Services, Inc. 5.250% due 07/05/2023		11,850	11,841
Thomson Reuters Corp.
5.470% due 07/18/2023		35,700	35,605
5.500% due 07/18/2023		8,250	8,228
5.500% due 07/19/2023		12,550	12,515
Trane Technologies Financing Ltd. 5.550% due 07/25/2023		34,600	34,524
Virginia Electric & Power Co. 5.330% due 07/13/2023		2,500	2,495
VW Credit, Inc.
5.400% due 07/21/2023		4,350	4,336
5.400% due 07/24/2023		22,450	22,370
5.400% due 07/26/2023		3,300	3,287
5.430% due 07/27/2023		28,550	28,434
5.430% due 08/01/2023		5,950	5,921
Walgreens Boots Alliance, Inc.
5.850% due 07/10/2023 (c)		11,800	11,781
6.000% due 07/05/2023		61,400	61,351
6.000% due 07/06/2023		50,650	50,602

			1,289,634

REPURCHASE AGREEMENTS (m) 6.5%			3,569,683

SHORT-TERM NOTES 0.0%
Federal Home Loan Bank 4.869% due 07/03/2023 (h)		2,400	2,400
Warnermedia Holdings, Inc. 3.428% due 03/15/2024		19,500	19,151

			21,551

ARGENTINA TREASURY BILLS 0.0%
0.902% due 10/18/2023 - 11/23/2023 (f)(g)(i)	ARS	446,373	913

U.S. TREASURY BILLS 0.1%
5.240% due 07/20/2023 - 09/26/2023 (f)(g)(p)(r)		$66,646	66,114

Total Short-Term Instruments (Cost $4,951,447)			4,947,895

Total Investments in Securities (Cost $73,851,489)			68,314,196

		SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short Asset Portfolio		219,440,570	2,114,310
PIMCO Short-Term Floating NAV Portfolio III		35,627,277	346,404

Total Short-Term Instruments (Cost $2,535,132)			2,460,714

Total Investments in Affiliates (Cost $2,535,132)			2,460,714

Total Investments 129.2% (Cost $76,386,621)			$70,774,910
Financial Derivative Instruments (o)(q) (0.4)%(Cost or Premiums, net $130,152)			(198,050)
Other Assets and Liabilities, net (28.8)%			(15,790,687)

Net Assets 100.0%			$54,786,173

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
µ							All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Principal only security.
(c)							When-issued security.
(d)							Security is not accruing income as of the date of this report.
(e)							Security did not produce income within the last twelve months.
(f)							Coupon represents a weighted average yield to maturity.
(g)							Zero coupon security.
(h)							Coupon represents a yield to maturity.
(i)							Principal amount of security is adjusted for inflation.
(j)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)							Contingent convertible security.
(l)							RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc. 2.014% due 01/25/2026						01/18/2022	$4,000	$3,760	0.01%
Citigroup, Inc. 2.572% due 06/03/2031						05/26/2020	38,100	31,804	0.06
Citigroup, Inc. 5.746% due 01/25/2026						01/18/2022	4,700	4,682	0.01
Deutsche Bank AG 2.129% due 11/24/2026						11/17/2020	22,800	20,296	0.04
Deutsche Bank AG 3.035% due 05/28/2032						07/21/2021	614	473	0.00
Deutsche Bank AG 3.729% due 01/14/2032						02/01/2021	798	605	0.00
Drillco Holding Lux SA						06/08/2023	3,913	3,756	0.01
GHH Holdings Ltd. 6.136% due 12/04/2024						10/10/2018	64,959	61,067	0.11
Oracle Corp. 6.250% due 11/09/2032						11/07/2022	27,953	29,734	0.05
Pinnacol Assurance 8.625% due 06/25/2034						06/23/2014	15,000	16,268	0.03
Ripon Investments Financing Ltd. 1.851% due 02/12/2024						01/11/2023	1,533	1,614	0.00

							$184,370	$174,059	0.32%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.160%	06/30/2023	07/03/2023		$22,400	U.S. Treasury Bonds 4.375% due 05/15/2040	$(23,020)	$22,400	$22,410
BPS	5.160	06/30/2023	07/03/2023		39,600	U.S. Treasury Notes 0.500% due 06/30/2027	(40,474)	39,600	39,617
BSN	4.720	06/29/2023	07/06/2023	CAD	200,000	Canada Government International Bond 1.500% due 06/01/2031	(153,922)	150,972	151,050
CIB	4.730	06/28/2023	07/05/2023		500,000	Province of Ontario 2.150% due 06/02/2031	(204,023)	377,430	377,675
						Province of Quebec 2.850% due 12/01/2053	(186,697)
FICC	2.400	06/30/2023	07/03/2023		$64,197	U.S. Treasury Notes 4.625% due 06/30/2025	(65,481)	64,197	64,201
JPS	5.070	04/05/2023	TBD(2)		913,312	U.S. Treasury Bonds 1.375% - 3.875% due 08/15/2040 - 08/15/2051	(902,397)	913,312	924,561
MSR	5.130	07/03/2023	07/05/2023		500,000	U.S. Treasury Floating Rate Notes 5.389% due 10/31/2024	(216,223)	500,000	500,000
						U.S. Treasury Notes 3.875% due 12/31/2027	(295,877)
	5.180	06/30/2023	07/03/2023		500,000	U.S. Treasury Notes 0.250% - 3.875% due 10/31/2025 - 12/31/2027	(507,624)	500,000	500,216
RBC	4.630	06/28/2023	07/05/2023	CAD	100,000	Province of Quebec 1.900% due 09/01/2030	(77,441)	75,486	75,534

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

RCY	5.160	06/30/2023	07/03/2023	$125,000	U.S. Treasury Notes 2.250% due 08/15/2027	(127,800)	125,000	125,054
SGY	5.110	06/30/2023	07/03/2023	615,500	U.S. Treasury Notes 1.125% - 2.250% due 10/31/2026 - 06/30/2028	(628,709)	615,500	615,762
TDM	5.160	06/30/2023	07/03/2023	110,300	U.S. Treasury Bonds 1.375% - 3.375% due 11/15/2040 - 02/15/2050	(114,385)	110,300	110,347
TOR	4.600	06/28/2023	07/05/2023	CAD	100,000	Canada Government International Bond 3.750% due 02/01/2025	(77,450)	75,486	75,534

Total Repurchase Agreements	$(3,621,523)	$3,569,683	$3,581,961

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

MBC	3.750%	06/30/2023	TBD(4)	$(2,848)	$(2,849)

Total Reverse Repurchase Agreements	$(2,849)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	2.500%	08/01/2053	$697,340	$(595,271)	$(592,303)

Total Short Sales (1.1)%	$(595,271)	$(592,303)

(n)	Securities with an aggregate market value of $3,130 and cash of $459 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(47) at a weighted average interest rate of 4.209%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$95.625	12/15/2023	3,000	$7,500	$3,455	$8,048

Total Purchased Options	$3,455	$8,048

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	$110.750	07/21/2023	331	$331	$(69)	$(67)
Put - CBOT U.S. Treasury 10-Year Note August 2023 Futures	111.500	07/21/2023	1,339	1,339	(584)	(503)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	113.750	07/21/2023	331	331	(60)	(72)
Call - CBOT U.S. Treasury 10-Year Note August 2023 Futures	115.500	07/21/2023	1,339	1,339	(469)	(67)
Put - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	123.000	07/21/2023	369	369	(142)	(56)
Call - CBOT U.S. Treasury 30-Year Bond August 2023 Futures	131.000	07/21/2023	369	369	(190)	(73)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	94.750	12/15/2023	3,000	7,500	(1,195)	(2,537)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	95.188	12/15/2023	3,000	7,500	(2,095)	(5,169)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	1,066	2,665	(997)	(5,021)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.750	12/15/2023	14,437	36,093	(12,968)	(76,559)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	1,066	2,665	(865)	(55)

Total Written Options	$(19,634)	$(90,179)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	979	$231,631	$(2,329)	$86	$0
U.S. Treasury 2-Year Note September Futures	09/2023	12,050	2,450,292	(26,468)	0	(377)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

U.S. Treasury 5-Year Note September Futures	09/2023	29,227	3,130,029	(55,179)	0	0
U.S. Treasury Long-Term Bond September Futures	09/2023	3,998	507,371	3,975	2,998	0

$(80,001)	$3,084	$(377)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP September Futures	09/2023	905	$(114,663)	$(749)	$919	$(29)
Euro-Bund September Futures	09/2023	13,643	(1,991,020)	18,487	13,994	(1,489)
Euro-Buxl 30-Year Bond September Futures	09/2023	646	(98,406)	(1,310)	1,128	(536)
Euro-Oat September Futures	09/2023	2,826	(395,951)	923	3,022	(216)
Japan Government 10-Year Bond September Futures	09/2023	2,276	(2,343,115)	(7,725)	1,735	(946)
U.S. Treasury 10-Year Note September Futures	09/2023	1,826	(204,997)	2,463	0	(257)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	16,160	(1,913,950)	16,225	0	(4,797)

$28,314	$20,798	$(8,270)

Total Futures Contracts	$(51,687)	$23,882	$(8,647)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.802%	$2,300	$444	$(216)	$228	$0	$(1)
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.455	2,500	32	(25)	7	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.649	10,600	(402)	475	73	9	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.707	5,000	61	(25)	36	5	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.744	7,900	120	(62)	58	9	0
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.911	1,700	3	4	7	4	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.962	58,700	(235)	355	120	149	0
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.840	EUR	22,600	27	0	27	5	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.378	$10,300	(60)	94	34	2	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.743	17,200	(91)	238	147	8	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.789	8,200	(477)	542	65	7	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.862	44,900	(2,000)	2,264	264	32	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.978	EUR	7,500	(34)	44	10	2	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.083	9,000	(59)	26	(33)	9	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.224	3,200	(55)	18	(37)	0	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.572	$3,300	(42)	76	34	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	1.239	12,900	503	205	708	0	(6)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.344	4,400	197	110	307	3	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.276	41,100	(1,891)	2,046	155	1	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.348	50,400	(221)	553	332	2	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.420	25,600	61	160	221	0	(9)
General Electric Co.	1.000	Quarterly	06/20/2026	0.576	26,100	169	146	315	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	2,900	34	0	34	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	1.301	7,100	1,374	(534)	840	5	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	4,763	570	109	679	11	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.897	1,900	(21)	28	7	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.979	EUR	16,200	44	(34)	10	6	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.180	6,300	(35)	20	(15)	0	(2)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.279	89,600	(14,030)	13,551	(479)	79	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.784	20,000	31	171	202	51	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.740		$3,300	75	(50)	25	4	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.796		9,300	212	(149)	63	11	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.903		3,700	(60)	76	16	6	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954		50,550	23	97	120	122	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.640		6,800	49	32	81	0	(1)

							$(15,684)	$20,345	$4,661	$542	$(22)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-39 5-Year Index		1.000%	Quarterly	12/20/2027		$250,650	$797	$2,950	$3,747	$321	$0
CDX.IG-40 5-Year Index		1.000	Quarterly	06/20/2028		1,512,250	10,379	12,791	23,170	2,037	0
iTraxx Asia Ex-Japan 39 5-Year Index		1.000	Quarterly	06/20/2028		16,500	(282)	164	(118)	12	0

							$10,894	$15,905	$26,799	$2,370	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/11/2052	GBP	19,400	$0	$12,455	$12,455	$133	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		16,500	1,632	8,960	10,592	113	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053		1,300	41	116	157	13	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	96,888,000	2,442	135	2,577	0	(292)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		9,685,000	(193)	1,101	908	144	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		1,890,000	1	138	139	30	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038		6,560,000	409	726	1,135	106	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		5,690,000	11	527	538	91	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		10,731,600	37	1,475	1,512	175	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		103,752,000	28,857	25,221	54,078	2,235	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		3,903,000	0	1,288	1,288	84	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		39,300,000	921	16,065	16,986	1,474	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.500	Annual	07/03/2024		$1,500,000	4,912	7,484	12,396	0	(476)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.750	Annual	07/03/2024		1,500,000	(3,000)	(5,785)	(8,785)	477	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	07/03/2024		1,500,000	(1,800)	(3,373)	(5,173)	479	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		1,291,900	21,533	4,623	26,156	0	(110)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		81,400	(148)	(7,895)	(8,043)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.635	Annual	04/18/2027		406,000	(1,289)	(36,914)	(38,203)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	1.690	Annual	04/19/2027		406,000	(1,355)	(35,992)	(37,347)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027		307,500	(1,062)	(26,078)	(27,140)	0	(21)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		1,205,900	(4,582)	(81,976)	(86,558)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		195,800	(1,008)	(10,243)	(11,251)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		16,290	(35)	(136)	(171)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		113,400	(399)	(1,914)	(2,313)	117	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		92,900	(320)	(2,314)	(2,634)	95	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		43,200	(120)	(600)	(720)	45	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		47,350	(182)	(615)	(797)	115	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		64,600	(220)	(1,533)	(1,753)	157	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		16,100	(57)	(177)	(234)	40	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		574,100	0	(372)	(372)	0	(1,233)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		147,700	(674)	(2,628)	(3,302)	380	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		105,500	0	12,980	12,980	0	(846)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		1,184,200	240,835	94,333	335,168	0	(10,205)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	1,221,200	(5,074)	(8,209)	(13,283)	0	(504)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		668,600	(9,294)	(7,162)	(16,456)	0	(1,386)
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		64,900	46	(876)	(830)	0	(145)
Pay	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	3,742,800	(6,643)	(89,340)	(95,983)	0	(1,121)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		64,200	(223)	(2,879)	(3,102)	0	(54)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		63,800	(313)	(6,700)	(7,013)	0	(237)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(835)	(16,344)	(17,179)	0	(571)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(1,615)	(22,349)	(23,964)	0	(795)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		251,800	(916)	(23,667)	(24,583)	0	(936)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(5,957)	(7,103)	(13,060)	0	(495)
Pay	6-Month EUR-EURIBOR	0.750	Annual	06/15/2032		2,500	(237)	(247)	(484)	0	(14)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		91,300	(2,040)	(2,034)	(4,074)	0	(553)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		1,205,700	(8,485)	10,451	1,966	0	(7,660)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	2,902,800	(31,975)	1,356	(30,619)	3,230	0

							$211,626	$(206,021)	$5,605	$9,761	$(27,731)

Total Swap Agreements							$206,836	$(169,771)	$37,065	$12,673	$(27,753)

(p)

Securities with an aggregate market value of $744,144 and cash of $58,940 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)									This instrument has a forward starting effective date.
(q)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		07/2023		AUD	91,533			$60,741	$0		$(233)
		07/2023			$10,885		AUD	16,632	195		0
		08/2023			60,789			91,533	234		0
BOA		07/2023		CAD	101,228			$74,395	0		(2,018)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

	07/2023	DKK	6,293		926	3	0
	07/2023	EUR	2,423,555		2,604,822	20	(39,781)
	07/2023	NZD	7,147		4,336	0	(50)
	07/2023	SEK	41,268		3,824	0	(2)
	07/2023		$100,947	AUD	154,736	2,131	0
	07/2023		501	DKK	3,470	7	0
	07/2023		6,335	JPY	880,613	0	(233)
	08/2023		926	DKK	6,283	0	(3)
	08/2023		3,824	SEK	41,216	2	0
	08/2023	ZAR	4,829		$249	0	(7)
	09/2023	KRW	743,110		587	20	0
	09/2023	TWD	1,433,765		47,230	1,094	0
	09/2023		$61,931	CLP	50,616,464	650	0
	09/2023		131,647	IDR	1,970,757,656	0	(791)
	09/2023		107,816	INR	8,917,413	556	0
BPS	07/2023	AUD	65,436		$43,343	0	(247)
	07/2023	BRL	83,407		16,387	0	(1,032)
	07/2023	CAD	707,378		533,287	18	(702)
	07/2023		$17,307	BRL	83,407	112	0
	07/2023		398	CZK	8,551	0	(5)
	07/2023		63,815	EUR	58,467	33	(49)
	07/2023		1,167	GBP	917	0	(3)
	07/2023		400	MYR	1,834	0	(4)
	08/2023	CNH	1,791		$259	12	0
	08/2023	TWD	717,649		23,506	454	0
	08/2023		$43,377	AUD	65,436	248	0
	08/2023		147,844	JPY	21,278,494	244	0
	08/2023		261	ZAR	4,786	0	(7)
	08/2023	ZAR	1,276,490		$67,346	328	(528)
	09/2023	THB	637		19	0	0
	09/2023		$155	IDR	2,335,053	0	0
	10/2023		697	ZAR	12,942	0	(17)
BRC	07/2023	NZD	169		$101	0	(2)
	07/2023		$26,882	GBP	21,111	52	(123)
	07/2023		425	MYR	1,949	0	(5)
	08/2023	ZAR	1,763,119		$95,101	1,931	(124)
	09/2023		$571	ILS	2,043	0	(18)
BSH	09/2023		2,448	PEN	9,038	30	0
	10/2023	BRL	336,800		$63,198	0	(6,023)
CBK	07/2023	CLP	20,067,286		24,779	0	(178)
	07/2023	EUR	9,784		10,499	0	(177)
	07/2023	IDR	521,904		35	0	0
	07/2023		$37,698	AUD	57,781	792	0
	07/2023		350	CZK	7,547	0	(4)
	07/2023		2,617,789	EUR	2,407,774	9,597	(23)
	07/2023		2,906	GBP	2,275	0	(17)
	07/2023		35	IDR	521,904	0	0
	07/2023		56,463	PEN	207,100	587	0
	08/2023	CLP	49,812,776		$61,933	81	0
	08/2023	EUR	2,393,295		2,605,662	0	(9,480)
	08/2023	TWD	747,154		24,476	477	0
	08/2023		$9,974	CLP	8,160,899	130	0
	08/2023		28,836	PEN	112,643	2,105	0
	09/2023	IDR	522,547		$35	0	0
	10/2023		$14,380	CLP	11,745,688	96	0
CLY	07/2023		1,472	DKK	10,198	23	0
DUB	07/2023	CAD	4,962		$3,735	0	(10)
	08/2023	ZAR	1,717,234		89,209	0	(1,631)
	09/2023		$4,887	PEN	17,904	21	0
FAR	07/2023		98	CLP	77,519	0	(1)
GLM	07/2023	BRL	83,600		$17,347	0	(112)
	07/2023	PEN	67,741		18,605	0	(56)
	07/2023		$16,822	BRL	83,600	638	0
	07/2023		3,190	PEN	11,647	16	0
	08/2023		18,605		67,890	43	0
	08/2023	ZAR	79,804		$4,300	77	0
	09/2023	BRL	61,333		12,563	0	(104)
	09/2023		$6,322	PEN	23,101	7	0
	09/2023		158,721	TWD	4,830,518	0	(3,284)
	10/2023		1,981	ZAR	37,159	0	(27)
JPM	07/2023	EUR	10,055		$10,751	0	(222)
	07/2023	JPY	11,059,720		77,335	689	0
	07/2023		$84,061	AUD	128,578	1,591	0
	07/2023		3,097	CAD	4,108	4	0
	07/2023		1,466,049	GBP	1,159,482	6,492	0
	08/2023	CNH	1,438		$208	10	0
	08/2023	GBP	1,159,482		1,466,360	0	(6,477)
	08/2023		$355	HUF	123,875	4	0
	08/2023		77,335	JPY	11,012,723	0	(692)
	08/2023		4,399	ZAR	80,507	0	(138)
	08/2023	ZAR	12,509		$646	1	(17)
	09/2023	IDR	3,129,591		210	2	0
	09/2023	PEN	947,534		257,342	0	(2,276)
	09/2023		$54,791	IDR	824,384,528	0	(50)
	09/2023		552	ILS	1,961	0	(22)
	09/2023		3,158	INR	260,289	5	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

09/2023	3,413	PEN	12,487	10	0
09/2023	107,263	THB	3,678,277	0	(2,737)
12/2023	13,710	INR	1,131,399	0	(10)
MBC	07/2023	12,864	EUR	12,013	245	0
08/2023	5,400	4,972	32	0
09/2023	KRW	1,377,509	$1,080	30	0
10/2023	ZAR	50,900	2,602	0	(74)
MYI	07/2023	DKK	5,612	823	0	0
07/2023	GBP	1,192,719	1,482,385	0	(32,367)
07/2023	IDR	519,515,494	34,739	87	0
07/2023	NZD	475	287	0	(4)
07/2023	$2,640	CAD	3,470	0	(21)
07/2023	8,358	GBP	6,564	0	(22)
07/2023	34,574	IDR	519,515,494	77	0
07/2023	134	MYR	618	0	(1)
07/2023	3,840	SEK	41,221	0	(18)
08/2023	TWD	772,237	$25,465	661	0
08/2023	$823	DKK	5,603	0	0
08/2023	408	TWD	12,429	0	(8)
08/2023	12,843	ZAR	235,069	0	(404)
09/2023	KRW	1,548,096	$1,210	30	0
09/2023	$34,825	IDR	521,251,911	0	(214)
09/2023	682	INR	56,221	2	0
09/2023	48,973	THB	1,676,643	0	(1,328)
NGF	08/2023	CNH	2,198	$320	17	0
09/2023	SGD	215,397	161,694	1,963	0
12/2023	$123,764	INR	10,212,894	0	(90)
RBC	08/2023	814	MXN	14,108	4	0
RYL	07/2023	CAD	200,181	$151,064	0	(47)
07/2023	NZD	5,567	3,438	21	0
SCX	07/2023	AUD	134,445	89,250	0	(311)
07/2023	NZD	18,614	11,302	0	(122)
07/2023	$118,602	AUD	181,502	2,306	0
07/2023	227,311	JPY	31,595,824	0	(8,344)
07/2023	401	MYR	1,842	0	(4)
08/2023	CNH	24,096	$3,509	184	0
08/2023	$89,321	AUD	134,445	311	0
09/2023	IDR	3,099,186,256	$208,429	2,631	0
09/2023	TWD	1,198,045	39,296	745	0
09/2023	$265	IDR	3,967,067	0	(1)
09/2023	1,977	INR	162,790	2	0
09/2023	14,563	PEN	53,702	159	0
09/2023	110,231	THB	3,806,395	0	(2,064)
SOG	07/2023	71,887	AUD	109,875	1,306	0
SSB	07/2023	CLP	77,630	$97	0	0
07/2023	PEN	67,312	18,454	0	(92)
08/2023	$97	CLP	77,854	0	0
08/2023	18,428	PEN	67,312	80	0
TOR	07/2023	AUD	165,454	$109,282	0	(935)
07/2023	$38,030	AUD	58,145	704	0
07/2023	64,145	CAD	84,800	0	(133)
07/2023	3,014	GBP	2,370	0	(4)
07/2023	19,471	NZD	31,971	150	0
08/2023	CAD	84,766	$64,145	133	0
08/2023	NZD	31,971	19,468	0	(150)
08/2023	$109,371	AUD	165,454	934	0
08/2023	224	HUF	78,461	3	0
UAG	07/2023	AUD	263,691	$176,076	831	(413)
07/2023	$8,713	AUD	13,310	153	0
08/2023	176,215	263,691	413	(830)
08/2023	257	DKK	1,760	2	0
08/2023	37,840	EUR	34,860	252	0
08/2023	ZAR	209,743	$10,928	0	(169)
09/2023	SGD	62,875	47,046	420	0
09/2023	$474	ILS	1,697	0	(15)
09/2023	102,035	INR	8,435,338	479	0
09/2023	ZAR	1,036,318	$59,109	4,428	0

Total Forward Foreign Currency Contracts	$51,667	$(127,937)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750%	09/12/2023	1,717,700	$13,742	$24,914
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	03/04/2024	136,700	3,275	1,906
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.300	08/29/2023	1,500,000	6,000	14,393
Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	08/17/2023	1,000,000	15,800	5,058

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.400	07/31/2023	1,500,000	5,550	13,521
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	09/11/2023	1,806,300	13,547	26,138
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.270	09/11/2023	550,000	0	5,342
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.200	09/06/2023	178,800	1,788	258
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.450	07/10/2023	1,500,000	5,100	13,042
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.300	08/10/2023	1,500,000	6,000	14,711
NGF	Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Receive	3.000	07/13/2023	1,000,000	11,600	5,878

Total Purchased Options							$82,402	$125,161

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index		Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Cap - OTC CPURNSA	238.343		Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	$(1,710)	$(196)
JPM	Cap - OTC CPURNSA	237.900		Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	0
	Cap - OTC CPURNSA	238.343		Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	0

							$(3,175)	$(196)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	09/12/2023	1,717,700	$(8,589)	$(17,021)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	09/12/2023	1,717,700	(5,153)	(9,722)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	12/01/2023	75,200	(233)	(8)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	12/08/2023	220,000	(860)	(1,862)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.500	12/08/2023	220,000	(680)	(1,461)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.100	03/04/2024	1,139,400	(3,290)	(3,028)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380	07/31/2023	59,600	(229)	(284)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	59,600	(229)	(175)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	38,800	(254)	(97)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	38,800	(254)	(30)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	22,300	(163)	(100)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	22,300	(163)	(53)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	28,300	(91)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	28,300	(91)	(30)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	24,100	(164)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	24,100	(164)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	27,100	(63)	(52)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	27,100	(63)	(96)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	22,600	(73)	(46)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	22,600	(73)	(109)
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.610	08/29/2023	1,500,000	(3,750)	(10,304)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.920	08/29/2023	1,500,000	(2,250)	(6,560)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.055	08/17/2023	1,000,000	(5,800)	(749)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.353	08/17/2023	1,000,000	(10,000)	(2,032)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.675	07/31/2023	1,500,000	(3,600)	(9,714)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.950	07/31/2023	1,500,000	(2,006)	(6,125)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	70,800	(545)	(93)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	70,800	(545)	(1,230)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	36,000	(131)	(132)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	36,000	(131)	(137)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.233	09/11/2023	1,806,300	(8,490)	(18,149)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.270	09/11/2023	550,000	0	(178)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	1,806,300	(5,058)	(10,705)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	25,100	(194)	(32)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	25,100	(194)	(439)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	24,500	(169)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	24,500	(169)	0
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	93,000	(602)	(11)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	93,000	(602)	(1,893)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	65,100	(457)	(10)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	65,100	(457)	(1,249)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	22,100	(154)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	22,100	(154)	(414)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	92,100	(639)	(16)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	92,100	(639)	(1,695)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	85,900	(591)	(11)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	85,900	(591)	(1,781)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	18,600	(135)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	18,600	(135)	(359)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	81,300	(540)	(14)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	81,300	(540)	(1,688)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	17,000	(62)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	121,100	(422)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	11,100	(35)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	3,300	(26)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	3,300	(26)	(61)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	71,400	(539)	(89)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	71,400	(539)	(1,281)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	28,800	(68)	(55)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	28,800	(68)	(102)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	22,700	(74)	(46)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	22,700	(74)	(110)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	29,100	(103)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	29,100	(103)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	65,000	(222)	(82)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	65,000	(222)	(270)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.691	07/10/2023	1,500,000	(3,300)	(9,567)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.933	07/10/2023	1,500,000	(1,800)	(6,133)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.579	08/10/2023	1,500,000	(3,750)	(10,889)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.858	08/10/2023	1,500,000	(2,250)	(7,280)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.715	09/11/2023	1,390,100	(3,892)	(8,238)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.200	07/06/2023	28,600	(92)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/06/2023	28,600	(92)	(31)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.300	07/10/2023	28,100	(98)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	07/10/2023	28,100	(98)	(18)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	28,300	(94)	(50)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	28,300	(94)	(116)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	39,000	(253)	(7)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	39,000	(254)	(777)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	30,800	(195)	(5)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	30,800	(195)	(657)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	70,800	(545)	(93)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	70,800	(545)	(1,233)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	70,800	(540)	(96)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	70,800	(540)	(1,203)
Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	3.298	07/13/2023	1,000,000	(7,150)	(481)
Put - OTC 5-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	3.596	07/13/2023	1,000,000	(4,450)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	34,900	(116)	(62)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	34,900	(116)	(144)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	29,600	(96)	(60)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	29,600	(96)	(143)

$(103,381)	$(159,347)

Total Written Options	$(106,556)	$(159,543)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Peru Government International Bond	1.000%	Quarterly	12/20/2027	0.671%	$11,500	$(281)	$438	$157	$0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	90,600	(4,512)	1,315	0	(3,197)
BPS	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.637	21,600	(619)	945	326	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	25,000	(1,199)	440	0	(759)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132	5,000	(446)	226	0	(220)
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.519	2,200	6	24	30	0
Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.914	500	(16)	18	2	0
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.637	46,900	(1,519)	2,226	707	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668	43,700	(2,009)	1,104	0	(905)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143	8,500	(413)	113	0	(300)
CBK	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.088	10,000	23	68	91	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.668	37,700	(1,873)	1,092	0	(781)
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866	9,400	(338)	52	0	(286)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143		53,100	(2,713)	839	0	(1,874)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143		9,100	(406)	85	0	(321)
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.088		65,000	200	390	590	0
	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.637		30,200	(875)	1,330	455	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866		44,310	(1,711)	365	0	(1,346)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132		20,976	(1,870)	945	0	(925)
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029		2,200	(38)	36	0	(2)
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.094		10,000	102	10	112	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	1.020		127,400	(5,478)	5,500	22	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143		20,000	(961)	255	0	(706)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866		4,900	(189)	40	0	(149)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.773		800	(40)	41	1	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.088		10,000	15	76	91	0
	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.637		38,500	(1,146)	1,727	581	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.866		17,300	(622)	96	0	(526)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.132		18,974	(1,692)	855	0	(837)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.662		2,000	6	16	22	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.769		700	(2)	8	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.029		7,400	(153)	146	0	(7)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.143		424,700	(20,208)	5,221	0	(14,987)

								$(50,977)	$26,042	$3,193	$(28,128)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «		0.110%	Monthly	05/25/2046		$5,709	$(1,561)	$1,333	$0	$(228)
GST	iTraxx Crossover 38 5-Year 35-100% Index		5.000	Quarterly	12/20/2027	EUR	100,000	16,187	2,443	18,630	0

								$14,626	$3,776	$18,630	$(228)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	iBoxx USD Investment Grade Corporate Bond ETF	2,500,000	4.770% (1-Month USD-LIBOR less a specified spread)	Monthly	04/24/2024	$270,350	$0	$1,111	$1,111	$0

Total Swap Agreements								$(36,351)	$30,929	$22,934	$(28,356)

(r)

Securities with an aggregate market value of $134,537 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$33,580	$317,406	$350,986
Corporate Bonds & Notes
Banking & Finance	0	6,765,461	28,760	6,794,221
Industrials	0	3,763,133	0	3,763,133
Utilities	0	1,537,518	0	1,537,518
Municipal Bonds & Notes
California	0	27,749	0	27,749
Connecticut	0	178	0	178
Florida	0	8,593	0	8,593
Georgia	0	56,825	0	56,825
New York	0	71,592	0	71,592
Ohio	0	3,338	0	3,338
Rhode Island	0	177	0	177
Texas	0	13,513	0	13,513
West Virginia	0	18,326	0	18,326
U.S. Government Agencies	0	25,313,760	3	25,313,763
U.S. Treasury Obligations	0	8,509,684	0	8,509,684
Non-Agency Mortgage-Backed Securities	0	8,633,303	118,909	8,752,212
Asset-Backed Securities	0	7,019,064	70,170	7,089,234
Sovereign Issues	0	982,963	0	982,963
Common Stocks
Consumer Discretionary	5	0	0	5
Industrials	0	0	26,047	26,047
Preferred Securities
Financials	0	45,653	0	45,653
Real Estate Investment Trusts
Real Estate	591	0	0	591
Short-Term Instruments
Commercial Paper	23,224	1,266,410	0	1,289,634
Repurchase Agreements	0	3,569,683	0	3,569,683
Short-Term Notes	0	21,551	0	21,551
Argentina Treasury Bills	0	913	0	913
U.S. Treasury Bills	0	66,114	0	66,114

$23,820	$67,729,081	$561,295	$68,314,196
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,460,714	$0	$0	$2,460,714

Total Investments	$2,484,534	$67,729,081	$561,295	$70,774,910

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(592,303)	$0	$(592,303)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	20,798	23,805	0	44,603
Over the counter	0	199,762	0	199,762

$20,798	$223,567	$0	$244,365
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,216)	(123,363)	0	(126,579)
Over the counter	0	(315,608)	(228)	(315,836)

$(3,216)	$(438,971)	$(228)	$(442,415)

Total Financial Derivative Instruments	$17,582	$(215,404)	$(228)	$(198,050)

Totals	$2,502,116	$66,921,374	$561,067	$69,984,557

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2023:
Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2023 (2)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$370,344	$8,116	$(31,424)	$64	$(213)	$(19,302)	$0	$(10,179)	$317,406	$(19,277)
Corporate Bonds & Notes
Banking & Finance	16,800	12,252	0	12	0	(304)	0	0	28,760	(304)
U.S. Government Agencies	5	0	(2)	0	0	0	0	0	3	0
Non-Agency Mortgage-Backed Securities	9,583	185,601	(95,760)	0	0	524	18,961	0	118,909	738
Asset-Backed Securities	68,053	0	(569)	0	(20)	(1,868)	4,574	0	70,170	(1,921)
Common Stocks
Industrials	0	27,134	0	0	0	(1,087)	0	0	26,047	(1,087)

	$464,785	$233,103	$(127,755)	$76	$(233)	$(22,037)	$23,535	$(10,179)	$561,295	$(21,851)
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$0	$0	$0	$0	$(228)	$0	$(228)	$0

Totals	$464,785	$233,103	$(127,755)	$76	$(233)	$(22,037)	$23,307	$(10,179)	$561,067	$(21,851)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$233,809	Discounted Cash Flow			Discount Rate			6.130 - 15.008	10.884
		83,597	Indicative Market Quotation			Price			5.308	—
Corporate Bonds & Notes
Banking & Finance		16,268	Discounted Cash Flow			Discount Rate			6.704	—
		1	Expected Recovery Valuation			Price			1.750	—
		12,491	Other Valuation Techniques(3)			—			—	—
U.S. Government Agencies		3	Expected Recovery Valuation			Price			100.000	—
Non-Agency Mortgage-Backed Securities		9,866	Discounted Cash Flow			Discount Rate			15.000	—
		18,962	Fair Valuation of odd lot positions			Adjustment factor			2.500	—
		90,081	Proxy pricing			Base Price			99.750
Asset-Backed Securities		63,982	Discounted Cash Flow			Discount Rate			6.580	—
		4,574	Fair Valuation of odd lot positions			Adjustment factor			2.500	—
		1,614	Proxy pricing			Base Price			100.000	—
Common Stocks
Industrials		3,380	Expected Recovery Valuation			Breakeven Price			$19.199	—
		22,667	Other Valuation Techniques(3)			—			—	—
Financial Derivative Instruments - Liabilities
Over the counter		(228)	Other Valuation Techniques(3)			—			—	—

Total		$561,067

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Total Return Fund II	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.0% ¤
CORPORATE BONDS & NOTES 20.1%
BANKING & FINANCE 4.9%
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2027	$1,500	$1,423
American Tower Corp.
3.375% due 10/15/2026	800	747
3.950% due 03/15/2029	200	185
Empower Finance LP 1.357% due 09/17/2027	1,800	1,538
EPR Properties 4.500% due 04/01/2025	1,500	1,422
Equinix, Inc. 2.500% due 05/15/2031	1,600	1,304
Equitable Holdings, Inc. 4.350% due 04/20/2028	400	375
Goldman Sachs Group, Inc. 6.491% (US0003M + 1.170%) due 05/15/2026 ~	1,600	1,620
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,600	1,261
Healthpeak OP LLC 3.500% due 07/15/2029	1,300	1,168
JPMorgan Chase & Co. 3.797% due 07/23/2024 •	1,500	1,498
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	1,700	1,600
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028	1,700	1,359
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028	1,200	1,097
Realty Income Corp. 3.950% due 08/15/2027	1,400	1,331
Santander Holdings USA, Inc. 3.450% due 06/02/2025	1,600	1,510
SBA Tower Trust
1.884% due 07/15/2050	1,400	1,259
2.328% due 07/15/2052	1,700	1,458
U.S. Bancorp 5.836% due 06/12/2034 •	900	907
UDR, Inc. 3.500% due 01/15/2028	1,600	1,464
Wells Fargo & Co. 2.393% due 06/02/2028 •	1,600	1,427
WP Carey, Inc. 4.250% due 10/01/2026	1,780	1,711

		27,664

INDUSTRIALS 8.6%
American Airlines Pass-Through Trust
3.000% due 04/15/2030	837	743
3.150% due 08/15/2033	1,758	1,535
3.500% due 08/15/2033	419	342
4.000% due 01/15/2027	124	112
American Honda Finance Corp. 5.000% due 05/23/2025	1,700	1,694
Amgen, Inc.
5.250% due 03/02/2030	600	602
5.250% due 03/02/2033	1,000	1,002
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	1,500	1,112
Bayer U.S. Finance LLC 4.375% due 12/15/2028	1,300	1,234
British Airways Pass-Through Trust
2.900% due 09/15/2036	764	631
3.350% due 12/15/2030	873	764
Broadcom, Inc.
3.137% due 11/15/2035	1,907	1,464
3.187% due 11/15/2036	1,900	1,437
CDW LLC 4.125% due 05/01/2025	1,400	1,349
Charter Communications Operating LLC 2.250% due 01/15/2029	1,700	1,416

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2023 (Unaudited)

Comcast Corp. 4.550% due 01/15/2029	300	295
Daimler Truck Finance North America LLC 2.000% due 12/14/2026	1,700	1,519
Electronic Arts, Inc. 1.850% due 02/15/2031	1,900	1,540
Energy Transfer LP 4.950% due 05/15/2028	1,600	1,549
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	1,600	1,381
HCA, Inc. 5.200% due 06/01/2028	1,450	1,439
Hyundai Capital America 5.875% due 04/07/2025	1,800	1,800
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,100	1,587
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,346	1,148
Meta Platforms, Inc. 4.800% due 05/15/2030	1,100	1,102
NVR, Inc. 3.000% due 05/15/2030	1,600	1,387
Oracle Corp.
2.950% due 04/01/2030	1,500	1,310
3.850% due 04/01/2060	1,300	917
Orlando Health Obligated Group 3.327% due 10/01/2050	1,600	1,199
Owens Corning 3.400% due 08/15/2026	1,600	1,512
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,600	1,276
Southern Co. 3.700% due 04/30/2030	1,400	1,285
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	1,000	840
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	855	846
T-Mobile USA, Inc. 5.050% due 07/15/2033	200	196
U.S. Airways Pass-Through Trust 5.900% due 04/01/2026	478	474
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,632	1,371
3.100% due 01/07/2030	994	900
4.150% due 02/25/2033	975	896
VMware, Inc. 1.800% due 08/15/2028	1,800	1,510
Warnermedia Holdings, Inc. 4.054% due 03/15/2029	2,200	2,012
Weyerhaeuser Co. 4.750% due 05/15/2026	600	590
Wynn Las Vegas LLC 5.500% due 03/01/2025	1,500	1,477

		48,795

UTILITIES 6.6%
AES Corp. 5.450% due 06/01/2028	400	393
Alabama Power Co. 1.450% due 09/15/2030	1,100	872
Ameren Illinois Co. 1.550% due 11/15/2030	1,500	1,193
Appalachian Power Co. 2.700% due 04/01/2031	1,600	1,334
Avangrid, Inc. 3.800% due 06/01/2029	1,100	1,003
DTE Electric Co. 1.900% due 04/01/2028	2,000	1,751
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,600	1,359
Entergy Mississippi LLC 5.000% due 09/01/2033	800	785
Eversource Energy 5.450% due 03/01/2028	500	504
Exelon Corp. 2.750% due 03/15/2027	1,680	1,538
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	1,056
Georgia Power Co. 3.250% due 03/15/2051	1,500	1,059
Louisville Gas & Electric Co. 5.450% due 04/15/2033	200	204
Massachusetts Electric Co. 1.729% due 11/24/2030	1,500	1,148

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2023 (Unaudited)

Metropolitan Edison Co. 4.300% due 01/15/2029	1,400	1,325
Midwest Connector Capital Co. LLC 3.900% due 04/01/2024	1,400	1,371
National Fuel Gas Co. 5.500% due 10/01/2026	200	195
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031	1,200	917
New York State Electric & Gas Corp. 2.150% due 10/01/2031	1,700	1,331
NextEra Energy Capital Holdings, Inc. 3.550% due 05/01/2027	1,500	1,414
Northern States Power Co. 2.250% due 04/01/2031	1,600	1,338
Pacific Gas & Electric Co.
4.400% due 03/01/2032	1,700	1,475
4.550% due 07/01/2030	1,500	1,359
6.100% due 01/15/2029	1,200	1,182
San Diego Gas & Electric Co.
2.950% due 08/15/2051	1,700	1,153
3.600% due 09/01/2023	1,300	1,295
Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,256
3.700% due 08/01/2025	1,600	1,541
4.700% due 06/01/2027	1,500	1,476
Southwest Gas Corp. 4.050% due 03/15/2032	1,800	1,622
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,400	1,329
Virginia Electric & Power Co. 3.750% due 05/15/2027	1,500	1,438

		37,216

Total Corporate Bonds & Notes (Cost $129,800)		113,675

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.2%
University of California Revenue Bond, Series 2012 4.858% due 05/15/2112	1,100	981

ILLINOIS 0.2%
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 3.057% due 01/01/2034	1,400	1,176

LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022 4.145% due 02/01/2033	1,400	1,353

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020 2.046% due 11/01/2029	1,200	1,023

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	836

Total Municipal Bonds & Notes (Cost $6,164)		5,369

U.S. GOVERNMENT AGENCIES 44.9%
Fannie Mae
3.500% due 05/01/2052 - 05/01/2053	15,998	14,592
3.712% due 01/01/2035 •	62	61
3.956% due 09/01/2035 •	8	8
4.082% due 05/25/2035 ~	25	25
4.345% due 05/01/2038 •	285	289
4.775% due 04/01/2041 •	4	4
4.812% due 12/25/2042 ~	145	137
4.944% due 07/01/2044 •	24	23
5.198% due 12/25/2036 •	42	41
6.500% due 06/25/2044	30	31
Federal Home Loan Bank 0.960% due 03/05/2026	12,500	11,299
Freddie Mac
0.650% due 10/22/2025	6,100	5,527
0.800% due 10/28/2026 (d)	6,100	5,379
3.500% due 06/01/2052 - 04/01/2053	12,999	11,856
4.000% due 04/01/2024 - 04/01/2048	649	626
4.500% due 02/01/2029	41	41
4.629% due 07/01/2030 •	6	6
5.000% due 12/01/2039 - 06/01/2053	21,247	20,833
5.176% due 02/25/2045 •	50	48

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2023 (Unaudited)

5.500% due 12/01/2036 - 07/01/2039	311	319
5.943% due 08/15/2036 •	327	327
6.000% due 11/01/2029 - 09/01/2038	1,045	1,084
8.000% due 11/01/2025 - 06/15/2030	79	84
Ginnie Mae
2.625% (H15T1Y + 1.500%) due 09/20/2025 ~	15	15
2.625% due 07/20/2027 - 07/20/2030 •	41	39
2.750% due 12/20/2029 •	53	51
2.875% due 05/20/2027 - 06/20/2027 •	22	22
3.000% (H15T1Y + 1.500%) due 09/20/2024 ~	2	2
3.000% due 07/20/2027 •	46	45
3.625% (H15T1Y + 1.500%) due 01/20/2024 - 01/20/2026 ~	11	11
3.625% due 02/20/2027 •	11	11
4.000% due 09/15/2049 - 02/15/2050	217	208
4.500% due 04/20/2048 - 05/20/2048	647	634
4.517% due 08/20/2065 •	976	967
4.646% due 11/20/2067 •	1,059	1,058
4.977% due 08/20/2066 •	909	903
5.000% due 07/15/2034 - 07/20/2049	2,122	2,124
5.120% due 07/20/2065 •	1,700	1,695
5.129% due 07/20/2065 •	1,085	1,076
5.284% due 07/20/2062 ~	846	843
5.318% due 06/20/2065 •	1,118	1,112
5.465% due 07/20/2066 •	1,245	1,239
5.521% due 11/20/2065 •	229	229
5.545% due 04/20/2066 •	348	346
5.554% due 02/20/2067 •	407	405
5.609% due 10/20/2062 •	1,856	1,846
5.694% due 10/20/2065 •	398	396
5.894% due 05/20/2066 - 06/20/2066 •	1,973	1,960
Ginnie Mae, TBA
4.000% due 08/01/2053	18,500	17,519
4.500% due 08/01/2053	2,000	1,931
Tennessee Valley Authority
1.500% due 09/15/2031	1,700	1,375
3.875% due 03/15/2028	2,600	2,559
Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 07/01/2052	61,791	54,467
3.500% due 06/01/2024 - 02/01/2053	29,562	27,289
4.000% due 08/01/2025 - 06/01/2049	832	797
4.500% due 07/01/2024 - 12/01/2040	247	245
5.500% due 01/01/2025 - 02/01/2040	824	843
6.000% due 10/01/2032 - 01/01/2039	796	821
6.500% due 07/01/2031 - 10/01/2037	5	6
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2053	43,700	41,049
4.500% due 08/01/2053	15,400	14,814

Total U.S. Government Agencies (Cost $265,197)		253,592

U.S. TREASURY OBLIGATIONS 20.1%
U.S. Treasury Bonds
1.375% due 11/15/2040	18,900	12,660
1.375% due 08/15/2050	2,990	1,739
1.625% due 11/15/2050	8,400	5,221
1.875% due 02/15/2041	1,100	800
1.875% due 11/15/2051	560	370
2.000% due 11/15/2041	1,100	806
2.000% due 02/15/2050	1,000	686
2.250% due 05/15/2041	6,300	4,857
2.250% due 08/15/2049	800	582
2.375% due 02/15/2042	1,700	1,324
2.500% due 02/15/2045	900	697
2.875% due 05/15/2043 (d)	1,800	1,507
2.875% due 08/15/2045	500	413
2.875% due 05/15/2049	1,790	1,481
3.000% due 05/15/2042	400	344
3.000% due 05/15/2045	14,700	12,425
3.000% due 02/15/2049	3,110	2,632
3.000% due 08/15/2052	1,300	1,106
3.125% due 08/15/2044	1,200	1,039
3.250% due 05/15/2042	7,600	6,786
3.375% due 08/15/2042	26,700	24,248
3.375% due 05/15/2044	500	451
3.625% due 08/15/2043	2,100	1,972
3.625% due 02/15/2044	1,500	1,406
3.750% due 11/15/2043	1,300	1,243
4.000% due 11/15/2042	5,300	5,269
4.000% due 11/15/2052	3,570	3,668
2.750% due 11/15/2042	700	576
3.125% due 02/15/2043 (d)	2,400	2,095
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2032	1,751	1,542
0.625% due 07/15/2032	5,117	4,706
U.S. Treasury Notes
3.875% due 05/15/2043	9,200	8,978

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $135,909)		113,629

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.6%
Ashford Hospitality Trust 6.319% due 06/15/2035 •	1,562	1,521
BAMLL Commercial Mortgage Securities Trust 6.243% due 09/15/2038 •	1,800	1,643
Banc of America Funding Trust 4.381% due 05/25/2035 ~	112	104
BANK
3.432% due 05/15/2062	700	646
3.507% due 03/15/2064 ~	1,500	1,308
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033	4,600	4,260
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	1,550	1,309
Bear Stearns Adjustable Rate Mortgage Trust
4.283% due 01/25/2035 ~	237	237
4.411% due 02/25/2036 ^«~	51	38
4.513% due 04/25/2033 «~	24	23
Bear Stearns ALT-A Trust
4.195% due 05/25/2035 ~	498	470
4.202% due 09/25/2035 ^~	97	60
BSST Mortgage Trust 6.447% due 02/15/2037 •	1,600	1,448
BWAY Mortgage Trust 6.443% due 09/15/2036 •	1,800	1,691
BX Commercial Mortgage Trust 5.923% due 10/15/2036 •	1,267	1,228
Chevy Chase Funding LLC Mortgage-Backed Certificates 5.380% due 10/25/2035 •	168	156
Citigroup Commercial Mortgage Trust 6.373% due 10/15/2036 •	1,700	1,666
Citigroup Mortgage Loan Trust
5.410% due 10/25/2035 •	34	31
6.780% due 09/25/2035 •	163	162
Colony Mortgage Capital Ltd. 6.390% due 11/15/2038 •	1,700	1,656
Countrywide Home Loan Mortgage Pass-Through Trust
3.864% due 02/20/2035 ~	1	1
5.910% due 02/20/2036 ^•	52	44
Credit Suisse Commercial Mortgage Trust 6.160% due 06/15/2034 •	1,079	971
Credit Suisse First Boston Mortgage Securities Corp. 3.500% due 09/25/2033 ~	509	508
Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~	729	696
3.000% due 11/25/2056 ~	1,345	1,136
6.594% due 07/15/2038 •	1,900	1,706
CRSNT Commercial Mortgage Trust 6.020% due 04/15/2036 •	1,500	1,401
DBGS Mortgage Trust 6.038% due 06/15/2033 •	2,000	1,863
DOLP Trust 2.956% due 05/10/2041	1,900	1,493
Extended Stay America Trust 6.274% due 07/15/2038 •	4,433	4,351
GCAT Trust 3.000% due 04/25/2052 ~	1,483	1,252
GCT Commercial Mortgage Trust 5.993% due 02/15/2038 •	1,900	1,630
GS Mortgage Securities Trust 3.621% due 10/10/2035	1,400	1,281
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	1,384	1,121
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	1,392	1,124
3.000% due 08/26/2052 ~	1,838	1,552
HomeBanc Mortgage Trust 5.650% due 03/25/2035 •	944	769
Hundred Acre Wood Trust 5.000% due 10/25/2051 •	1,365	1,258
IndyMac Adjustable Rate Mortgage Trust 3.544% due 01/25/2032 «~	3	3
IndyMac INDX Mortgage Loan Trust 3.510% due 11/25/2035 ^~	528	466
JP Morgan Chase Commercial Mortgage Securities Trust
6.403% due 06/15/2035 •	1,454	1,350
6.643% due 12/15/2031 •	540	481
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	1,553	1,258
3.000% due 01/25/2052 ~	1,442	1,218
3.000% due 03/25/2052 ~	1,530	1,292
3.500% due 09/25/2052 ~	1,597	1,386
4.683% due 07/25/2035 «~	24	24

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2023 (Unaudited)

JPMBB Commercial Mortgage Securities Trust 3.358% due 11/15/2048	1,302	1,250
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044	1,700	1,264
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,500	1,282
MFA Trust 1.479% due 03/25/2065 ~	445	406
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047	729	706
Morgan Stanley Capital Trust
3.436% due 12/15/2049	1,619	1,535
6.362% due 12/15/2038 •	1,700	1,603
Morgan Stanley Mortgage Loan Trust 6.115% due 06/25/2036 ~	1,032	1,014
Natixis Commercial Mortgage Securities Trust 6.143% due 08/15/2038 •	1,700	1,589
NYO Commercial Mortgage Trust 6.356% due 11/15/2038 •	1,700	1,548
OBX Trust
2.500% due 10/25/2051 ~	1,479	1,195
3.000% due 02/25/2052 ~	1,451	1,218
One New York Plaza Trust 6.143% due 01/15/2036 •	1,500	1,424
Prime Mortgage Trust 5.550% due 02/25/2034 •	26	24
Residential Funding Mortgage Securities, Inc. Trust 5.398% due 02/25/2036 ^«~	71	58
Sequoia Mortgage Trust 5.786% due 04/19/2027 •	116	111
SFO Commercial Mortgage Trust 6.343% due 05/15/2038 •	1,000	877
SREIT Trust 5.893% due 10/15/2038 •	1,700	1,654
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	270	248
Structured Asset Mortgage Investments Trust 5.806% due 09/19/2032 •	24	23
Tharaldson Hotel Portfolio Trust 6.241% due 11/11/2034 •	810	800
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	1,658	1,525
UWM Mortgage Trust
2.500% due 11/25/2051 ~	2,046	1,652
2.500% due 12/25/2051 ~	1,438	1,161
3.000% due 01/25/2052 ~	1,632	1,378
5.000% due 09/25/2051 •	1,481	1,374
5.000% due 11/25/2051 •	1,512	1,399
VASA Trust 6.093% due 07/15/2039 •	1,900	1,675
WaMu Mortgage Pass-Through Certificates Trust 5.730% due 10/25/2045 •	83	78
Wells Fargo Commercial Mortgage Trust 3.874% due 06/15/2036 ~	1,500	1,277

Total Non-Agency Mortgage-Backed Securities (Cost $91,501)		82,640

ASSET-BACKED SECURITIES 5.4%
BDS Ltd. 6.876% due 03/19/2039 •	3,100	3,066
Carvana Auto Receivables Trust 2.570% due 05/12/2025	436	433
DLLMT LLC 5.780% due 11/20/2025	700	696
EMC Mortgage Loan Trust 5.890% due 05/25/2040 •	289	277
Flagship Credit Auto Trust 4.030% due 12/15/2026	1,400	1,370
Fremont Home Loan Trust 5.210% due 01/25/2037 •	40	19
FS Rialto Issuer LLC 6.966% due 01/19/2039 •	1,900	1,879
GLS Auto Receivables Issuer Trust 1.980% due 08/15/2025	302	300
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025	673	668
Lendmark Funding Trust 1.900% due 11/20/2031	1,700	1,469
Mariner Finance Issuance Trust 1.860% due 03/20/2036	1,700	1,494
MF1 LLC
7.226% due 06/19/2037 •	2,900	2,892
7.711% due 09/17/2037 •	1,400	1,402
Morgan Stanley IXIS Real Estate Capital Trust 5.200% due 11/25/2036 •	12	4

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2023 (Unaudited)

Mosaic Solar Loan Trust 2.640% due 01/20/2053	1,352	1,156
Navient Private Education Loan Trust 6.643% due 07/16/2040 •	1,186	1,185
Octane Receivables Trust 5.880% due 06/20/2031	1,700	1,690
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.395% due 01/25/2036 •	156	153
Ready Capital Mortgage Financing LLC 6.717% due 01/25/2037 •	1,527	1,507
Residential Asset Securities Corp. Trust 5.570% due 06/25/2036 «•	30	29
SBA Tower Trust 3.869% due 10/15/2049 þ	1,900	1,842
Securitized Asset-Backed Receivables LLC Trust 5.270% due 12/25/2036 ^•	573	136
SLM Student Loan Trust 5.405% due 10/25/2029 •	111	111
Structured Asset Investment Loan Trust
6.050% due 09/25/2034 •	159	157
6.275% due 07/25/2033 •	1,048	1,032
Sunrun Demeter Issuer 2.270% due 01/30/2057	1,575	1,261
Towd Point HE Trust 0.918% due 02/25/2063 ~	525	491
Veros Auto Receivables Trust 7.120% due 11/15/2028	752	751
VMC Finance LLC 6.967% due 02/18/2039 •	3,300	3,213

Total Asset-Backed Securities (Cost $32,234)		30,683

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (b) 0.9%		5,067

Total Short-Term Instruments (Cost $5,067)		5,067

Total Investments in Securities (Cost $665,872)		604,655

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short Asset Portfolio	1,823,634	17,571
PIMCO Short-Term Floating NAV Portfolio III	1,309,384	12,731

Total Short-Term Instruments (Cost $30,914)		30,302

Total Investments in Affiliates (Cost $30,914)		30,302

Total Investments 112.4% (Cost $696,786)		$634,957
Financial Derivative Instruments (c)(e) (0.2)%(Cost or Premiums, net $2,645)		(1,175)
Other Assets and Liabilities, net (12.2)%		(68,645)

Net Assets 100.0%		$565,137

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$5,067	U.S. Treasury Notes 4.625% due 06/30/2025	$(5,168)	$5,067	$5,067

Total Repurchase Agreements	$(5,168)	$5,067	$5,067

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.0)%
Uniform Mortgage-Backed Security, TBA	2.500%	08/01/2053	$6,800	$(5,805)	$(5,776)

Total Short Sales (1.0)%	$(5,805)	$(5,776)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(61) at a weighted average interest rate of 4.412%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.750	12/15/2023	138	$345	$(160)	$(732)

Total Written Options	$(160)	$(732)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	15	$3,549	$(36)	$1	$0
U.S. Treasury 10-Year Note September Futures	09/2023	314	35,251	(606)	44	0
U.S. Treasury Long-Term Bond September Futures	09/2023	25	3,173	(7)	19	0

$(649)	$64	$0

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2023 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2023	132	$(26,841)	$396		$4	$0
U.S. Treasury 5-Year Note September Futures				09/2023	51	(5,462)	108		0	0
U.S. Treasury Ultra 10-Year Note September Futures				09/2023	517	(61,232)	435		0	(153)

							$939		$4	$(153)

Total Futures Contracts							$290		$68	$(153)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.455%	$1,600	$20	$(15)	$5	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.680	1,800	(9)	25	16	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.743	1,800	(12)	27	15	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.576	1,800	12	10	22	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.648	1,700	23	(3)	20	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.301	630	125	(51)	74	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.723	805	97	17	114	2	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.897	1,600	(17)	23	6	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.796	1,700	39	(27)	12	2	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.954	400	0	1	1	1	0

						$278	$7	$285	$8	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.788%	Annual	05/03/2027	$5,200	$(18)	$(438)	$(456)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	10,900	(41)	(741)	(782)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	2,600	(13)	(136)	(149)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	2,500	(16)	(100)	(116)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	700	(3)	(6)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	3,000	309	108	417	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	1,800	(8)	(2)	(10)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	12,700	2,532	1,063	3,595	0	(110)

						$2,742	$(252)	$2,490	$8	$(116)

Total Swap Agreements						$3,020	$(245)	$2,775	$16	$(116)

(d)								Securities with an aggregate market value of $4,923 and cash of $4,350 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2023 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)							FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	200	$(1)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	200	(1)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.070	07/10/2023	200	(1)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.370	07/10/2023	200	(1)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.060	07/14/2023	500	(4)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.360	07/14/2023	500	(4)	(1)
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	07/03/2023	500	(3)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.400	07/03/2023	500	(3)	0
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	800	(2)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	800	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.260	07/26/2023	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.660	07/26/2023	700	(2)	(3)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.330	08/01/2023	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.730	08/01/2023	600	(2)	(2)
FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.100	08/31/2023	1,200	(9)	(2)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.800	08/31/2023	1,200	(9)	(12)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	6,300	(50)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	6,300	(49)	(116)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.350	07/27/2023	400	(1)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.850	07/27/2023	400	(1)	(1)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	4,800	(31)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	4,800	(31)	(96)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.270	07/24/2023	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.670	07/24/2023	600	(2)	(2)

Total Written Options							$(215)	$(258)

(1)							Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$27,664	$0	$27,664
Industrials	0	48,795	0	48,795
Utilities	0	37,216	0	37,216
Municipal Bonds & Notes
California	0	981	0	981
Illinois	0	1,176	0	1,176
Louisiana	0	1,353	0	1,353
Texas	0	1,023	0	1,023
West Virginia	0	836	0	836
U.S. Government Agencies	0	253,592	0	253,592
U.S. Treasury Obligations	0	113,629	0	113,629
Non-Agency Mortgage-Backed Securities	0	82,494	146	82,640
Asset-Backed Securities	0	30,654	29	30,683
Short-Term Instruments
Repurchase Agreements	0	5,067	0	5,067

	$0	$604,480	$175	$604,655
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,302	$0	$0	$30,302

Total Investments	$30,302	$604,480	$175	$634,957

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,776)	$0	$(5,776)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$84	$0	$84

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,001)	0	(1,001)
Over the counter	0	(258)	0	(258)

	$0	$(1,259)	$0	$(1,259)

Total Financial Derivative Instruments	$0	$(1,175)	$0	$(1,175)

Totals	$30,302	$597,529	$175	$628,006

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Total Return Fund IV	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.7% ¤
CORPORATE BONDS & NOTES 33.4%
BANKING & FINANCE 14.3%
Agree LP 2.900% due 10/01/2030		$1,100	$918
American Tower Corp. 5.250% due 07/15/2028		500	495
Aviation Capital Group LLC 5.500% due 12/15/2024		1,000	979
Bank of America Corp.
3.559% due 04/23/2027 •		100	95
3.841% due 04/25/2025 •		700	686
Barclays PLC 7.437% due 11/02/2033 •		600	649
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		1,200	1,055
Citigroup, Inc. 6.783% (US0003M + 1.250%) due 07/01/2026 ~		1,000	1,010
Cooperatieve Rabobank UA 5.564% due 02/28/2029 •		300	296
Corebridge Global Funding 5.750% due 07/02/2026 (b)		100	100
Credit Suisse AG 7.500% due 02/15/2028		300	319
Deutsche Bank AG 3.961% due 11/26/2025 •		1,400	1,336
EPR Properties 4.500% due 04/01/2025		1,400	1,327
Equinix, Inc. 2.500% due 05/15/2031		1,200	978
FORESEA Holding SA 7.500% due 06/15/2030 «		413	365
GA Global Funding Trust 1.250% due 12/08/2023		1,000	977
Globe Life, Inc. 2.150% due 08/15/2030		1,000	789
Goldman Sachs Group, Inc. 7.023% (US0003M + 1.750%) due 10/28/2027 ~		900	915
Host Hotels & Resorts LP 3.875% due 04/01/2024		1,900	1,870
HSBC Holdings PLC 7.390% due 11/03/2028 •		1,000	1,056
Hudson Pacific Properties LP 4.650% due 04/01/2029		1,100	777
ING Groep NV 4.017% due 03/28/2028 •		800	751
JPMorgan Chase & Co. 1.578% due 04/22/2027 •		1,200	1,078
LeasePlan Corp. NV 2.875% due 10/24/2024		1,200	1,144
Lloyds Banking Group PLC 4.000% due 03/07/2025	AUD	2,100	1,349
MassMutual Global Funding 5.050% due 12/07/2027		$600	600
Mid-America Apartments LP 4.200% due 06/15/2028		700	669
Mitsubishi UFJ Financial Group, Inc. 5.406% due 04/19/2034		200	199
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		900	847
Nomura Holdings, Inc.
2.172% due 07/14/2028		100	84
6.181% due 01/18/2033		300	310
Northwestern Mutual Global Funding 4.900% due 06/12/2028		500	497
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023		289	288
5.250% due 01/15/2026		1,400	1,349
Piedmont Operating Partnership LP 3.150% due 08/15/2030		1,200	878
Royal Bank of Canada 4.900% due 01/12/2028		300	296

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2023 (Unaudited)

Santander Holdings USA, Inc. 6.499% due 03/09/2029 •		400	396
SBA Tower Trust 2.328% due 07/15/2052		900	772
Societe Generale SA 1.792% due 06/09/2027 •		1,200	1,050
Standard Chartered PLC 3.971% due 03/30/2026 •		800	765
Stifel Financial Corp. 4.000% due 05/15/2030		1,300	1,111
Sumitomo Mitsui Financial Group, Inc. 1.902% due 09/17/2028		900	757
UBS Group AG
0.650% due 09/10/2029	EUR	1,200	1,028
4.194% due 04/01/2031 •		$300	267
6.442% due 08/11/2028 •		300	301
Wells Fargo & Co. 3.526% due 03/24/2028 •		800	748

			34,526

INDUSTRIALS 10.1%
American Airlines Pass-Through Trust
3.200% due 12/15/2029		836	751
3.500% due 08/15/2033		1,088	889
Amgen, Inc. 5.750% due 03/02/2063		500	508
AT&T, Inc. 5.400% due 02/15/2034		100	100
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		800	593
Bayer U.S. Finance LLC 4.375% due 12/15/2028		1,200	1,139
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051		900	582
Boardwalk Pipelines LP 3.400% due 02/15/2031		700	603
Boeing Co. 5.930% due 05/01/2060		400	396
Broadcom, Inc. 3.469% due 04/15/2034		1,200	985
CVS Health Corp. 5.250% due 01/30/2031		400	399
Daimler Truck Finance North America LLC 1.125% due 12/14/2023		1,000	979
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		985	868
Expedia Group, Inc. 3.250% due 02/15/2030		800	697
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026		1,200	1,036
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		200	205
6.510% due 02/23/2042		300	312
HCA, Inc.
5.200% due 06/01/2028		100	99
5.500% due 06/01/2033		300	300
Hyundai Capital America 1.000% due 09/17/2024		450	423
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		1,600	1,209
JetBlue Pass-Through Trust 2.750% due 11/15/2033		1,262	1,076
Kenvue, Inc. 5.500% due 03/22/2025		300	301
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		1,100	1,001
Odebrecht Oil & Gas Finance Ltd. 0.000% due 07/31/2023 (d)(g)		937	2
Oracle Corp. 6.150% due 11/09/2029 (h)		300	313
Orlando Health Obligated Group 3.327% due 10/01/2050		800	599
Southern Co. 3.700% due 04/30/2030		1,000	918
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		1,557	1,410
T-Mobile USA, Inc. 4.800% due 07/15/2028		400	392
United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,031	866
3.450% due 06/01/2029		198	182
UnitedHealth Group, Inc. 4.250% due 01/15/2029		800	778
VMware, Inc. 1.800% due 08/15/2028		1,000	839

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2023 (Unaudited)

Walt Disney Co. 2.650% due 01/13/2031	900	784
Warnermedia Holdings, Inc. 3.755% due 03/15/2027	900	840
Wipro IT Services LLC 1.500% due 06/23/2026	1,200	1,071

		24,445

UTILITIES 9.0%
AES Corp. 5.450% due 06/01/2028	400	393
Appalachian Power Co. 2.700% due 04/01/2031	1,200	1,000
Arizona Public Service Co. 2.200% due 12/15/2031	1,000	783
Boston Gas Co. 3.001% due 08/01/2029	1,200	1,036
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,200	1,019
Enel Finance International NV
1.375% due 07/12/2026	1,000	883
2.250% due 07/12/2031	1,000	784
Entergy Corp. 2.950% due 09/01/2026	2,700	2,495
Exelon Corp. 5.150% due 03/15/2028	500	498
Florida Power & Light Co. 5.050% due 04/01/2028	600	605
Georgia Power Co. 3.250% due 03/15/2051	1,100	777
MidAmerican Energy Co. 2.700% due 08/01/2052	1,000	633
Monongahela Power Co. 3.550% due 05/15/2027	1,400	1,314
New York State Electric & Gas Corp.
1.950% due 10/01/2030	1,200	940
2.150% due 10/01/2031	900	705
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030	1,300	1,083
Rio Oil Finance Trust
9.250% due 07/06/2024	186	188
9.750% due 01/06/2027	1,417	1,463
San Diego Gas & Electric Co. 1.700% due 10/01/2030	1,200	961
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026	1,500	1,401
Southern California Edison Co. 2.250% due 06/01/2030	1,400	1,172
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,000	949
Verizon Communications, Inc. 2.850% due 09/03/2041	900	641

		21,723

Total Corporate Bonds & Notes (Cost $90,941)		80,694

MUNICIPAL BONDS & NOTES 1.5%
LOUISIANA 0.3%
Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Bonds, Series 2022 4.145% due 02/01/2033	800	774

NEW YORK 0.4%
New York State Urban Development Corp. Revenue Notes, Series 2020 1.115% due 03/15/2025	1,100	1,024

TEXAS 0.4%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 4.507% due 11/01/2051	1,000	933

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	836

Total Municipal Bonds & Notes (Cost $3,900)		3,567

U.S. GOVERNMENT AGENCIES 53.6%
Fannie Mae
0.000% due 02/25/2033 •	2,272	1,883
3.000% due 10/25/2040	583	540
3.500% due 08/01/2052	297	271

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2023 (Unaudited)

4.000% due 06/01/2052	377	357
4.345% due 05/01/2038 •	486	493
4.500% due 05/01/2053	590	568
4.715% due 01/01/2036 •	863	875
5.000% due 06/01/2053	398	390
Fannie Mae, TBA 5.500% due 09/01/2053	13,300	13,235
Federal Home Loan Bank
5.400% due 05/22/2024	1,900	1,898
5.710% due 03/14/2025	1,700	1,701
Freddie Mac
3.500% due 04/01/2052	288	264
4.000% due 10/01/2052	199	187
5.000% due 03/01/2024 - 05/01/2053	1,105	1,092
5.300% due 02/24/2025	2,500	2,491
5.375% due 04/24/2025	900	896
5.383% due 10/15/2043 •	289	283
5.500% due 05/01/2026 - 04/01/2038	690	691
5.650% due 03/07/2025	3,300	3,295
5.680% due 04/03/2025	1,600	1,598
5.730% due 04/03/2025	1,600	1,599
5.800% due 07/03/2025 (b)	1,300	1,299
Ginnie Mae
0.000% due 11/20/2039 (a)(d)	2,266	1,962
2.906% due 05/20/2047 •	552	517
3.000% due 11/15/2049	556	498
4.000% due 09/15/2049	369	353
4.499% due 09/20/2065 •	1,413	1,397
4.977% due 08/20/2066 •	1,722	1,711
5.000% due 05/15/2047 - 09/15/2047	94	93
5.308% due 04/20/2065 •	261	260
5.554% due 02/20/2067 •	1,004	998
5.564% due 06/20/2067 •	170	168
5.616% due 06/20/2067 •	2,100	2,097
5.844% due 08/20/2067 •	1,080	1,073
5.894% due 05/20/2066 - 06/20/2066 •	3,132	3,112
5.946% due 03/20/2073 •	601	597
6.086% due 12/20/2072 •	404	406
6.206% due 11/20/2072 •	705	711
Uniform Mortgage-Backed Security
3.000% due 06/01/2029 - 09/01/2052	42,766	37,690
3.500% due 03/01/2048 - 07/01/2052	263	240
4.000% due 11/01/2047	2,580	2,462
4.500% due 02/01/2031 - 07/01/2042	110	107
5.500% due 02/01/2036 - 05/01/2036	34	34
Uniform Mortgage-Backed Security, TBA
3.500% due 07/01/2053 - 08/01/2053	11,600	10,581
4.000% due 08/01/2053	15,800	14,842
4.500% due 07/01/2053 - 08/01/2053	9,600	9,233
5.000% due 08/01/2053	2,400	2,352

Total U.S. Government Agencies (Cost $130,972)		129,400

U.S. TREASURY OBLIGATIONS 13.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (j)	9,900	6,631
2.500% due 02/15/2045	8,000	6,198
2.750% due 08/15/2042	400	330
3.125% due 08/15/2044	4,700	4,070
3.250% due 05/15/2042	3,600	3,214
3.375% due 08/15/2042	100	91
3.750% due 11/15/2043 (l)	2,500	2,391
3.875% due 02/15/2043 (j)	1,000	975
3.125% due 02/15/2043 (l)	1,930	1,684
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2031	3,283	2,913
0.125% due 01/15/2032	657	578
0.125% due 02/15/2051	233	156
0.250% due 02/15/2050	236	165
0.625% due 07/15/2032 (j)	1,880	1,729
0.750% due 02/15/2045	644	533
1.000% due 02/15/2046	256	222
1.000% due 02/15/2049	241	208
U.S. Treasury Notes
3.875% due 05/15/2043	900	878

Total U.S. Treasury Obligations (Cost $39,566)		32,966

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.2%
Ashford Hospitality Trust 6.319% due 06/15/2035 •	2,603	2,536
Banc of America Funding Trust 4.381% due 05/25/2035 ~	572	532
Bear Stearns Adjustable Rate Mortgage Trust 4.482% due 02/25/2033 «~	8	8

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2023 (Unaudited)

Chase Mortgage Finance Trust 4.425% due 02/25/2037 «~		4	4
Credit Suisse First Boston Mortgage Securities Corp. 3.500% due 09/25/2033 ~		1	1
DBWF Mortgage Trust 6.276% due 12/19/2030 •		900	888
Eurohome UK Mortgages PLC 5.137% due 06/15/2044 •	GBP	960	1,172
Eurosail PLC 5.940% due 06/13/2045 •		1,756	2,206
Ginnie Mae 5.866% due 01/20/2073 •		$507	501
Great Hall Mortgages PLC 5.644% due 06/18/2039 •		573	567
GS Mortgage Securities Corp. Trust 8.547% due 08/15/2039 •		800	801
GSR Mortgage Loan Trust 4.366% due 01/25/2035 ~		199	184
HomeBanc Mortgage Trust 5.650% due 03/25/2035 •		241	196
Impac CMB Trust 5.930% due 10/25/2034 •		808	787
JP Morgan Mortgage Trust 3.500% due 09/25/2052 ~		845	734
Landmark Mortgage Securities PLC 4.865% due 04/17/2044 •	GBP	226	278
Ludgate Funding PLC 5.068% due 12/01/2060 •		1,710	2,064
Mansard Mortgages PLC 4.765% due 04/15/2047 •		499	610
MASTR Adjustable Rate Mortgages Trust 4.560% due 11/21/2034 ~		$364	344
Merrill Lynch Mortgage Investors Trust
5.650% due 11/25/2035 •		96	90
6.184% due 01/25/2029 «•		55	52
Morgan Stanley Bank of America Merrill Lynch Trust 3.077% due 03/15/2048		5,047	4,786
Morgan Stanley Capital Trust 3.436% due 12/15/2049		1,619	1,535
ONE Park Mortgage Trust 5.961% due 03/15/2036 •		700	663
Resloc UK PLC 3.686% due 12/15/2043 •	EUR	3,133	3,267
Ripon Mortgages PLC 5.941% due 08/28/2056 •	GBP	1,300	1,608
Structured Adjustable Rate Mortgage Loan Trust 5.132% due 09/25/2034 ~		$764	754
Tharaldson Hotel Portfolio Trust 6.241% due 11/11/2034 •		2,430	2,400
Towd Point Mortgage Funding 5.523% due 10/20/2051	GBP	696	885
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$1,360	1,251
UWM Mortgage Trust 2.500% due 11/25/2051 ~		1,068	862
WaMu Mortgage Pass-Through Certificates Trust
5.690% due 07/25/2045 •		71	68
5.730% due 10/25/2045 •		1,451	1,371
Wells Fargo Commercial Mortgage Trust 2.933% due 11/15/2059		2,759	2,632

Total Non-Agency Mortgage-Backed Securities (Cost $38,869)			36,637

ASSET-BACKED SECURITIES 2.8%
Countrywide Asset-Backed Certificates Trust 5.690% due 12/25/2034 •		1,636	1,582
DLLAD LLC 5.190% due 04/20/2026		500	495
Flagship Credit Auto Trust 4.030% due 12/15/2026		800	783
GM Financial Consumer Automobile Receivables Trust 2.520% due 05/16/2025		421	418
LL ABS Trust 3.760% due 11/15/2029		273	270
Merrill Lynch Mortgage Investors Trust 5.945% due 09/25/2035 •		348	341
Ready Capital Mortgage Financing LLC 7.636% due 10/25/2039 •		699	701
SBA Tower Trust 3.869% due 10/15/2049 þ		1,100	1,067
SMB Private Education Loan Trust 2.340% due 09/15/2034		117	112
Texas Natural Gas Securitization Finance Corp. 5.169% due 04/01/2041		400	412

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2023 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 6.150% due 10/25/2034 •		687	675

Total Asset-Backed Securities (Cost $6,925)			6,856

SOVEREIGN ISSUES 0.9%
Province of Ontario 1.550% due 11/01/2029	CAD	1,200	784
Province of Quebec 6.350% due 01/30/2026		$600	617
Romania Government International Bond 3.000% due 02/27/2027		900	817

Total Sovereign Issues (Cost $2,498)			2,218

		SHARES
COMMON STOCKS 0.3%
INDUSTRIALS 0.3%
Drillco Holding Lux SA «(c)		17,243	331
Drillco Holding Lux SA «(c)(h)		22,807	438

Total Common Stocks (Cost $801)			769

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (i) 0.2%			425

U.S. TREASURY BILLS 0.1%
5.226% due 09/14/2023 (d)(e)(n)		$264	261

Total Short-Term Instruments (Cost $686)			686

Total Investments in Securities (Cost $315,158)			293,793

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		45,684	444

Total Short-Term Instruments (Cost $444)			444

Total Investments in Affiliates (Cost $444)			444

Total Investments 121.9% (Cost $315,602)			$294,237
Financial Derivative Instruments (k)(m) (0.2)%(Cost or Premiums, net $(1,577))			(476)
Other Assets and Liabilities, net (21.7)%			(52,483)

Net Assets 100.0%			$241,278

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$457	$438	0.18%
Oracle Corp.	6.150%	11/09/2029	11/07/2022	300	313	0.13

$757	$751	0.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.400%	06/30/2023	07/03/2023	$425	U.S. Treasury Notes 4.625% due 06/30/2025	$(434)	$425	$425

Total Repurchase Agreements	$(434)	$425	$425

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	5.080%	07/03/2023	07/10/2023	$(883)	$(883)
TDM	5.170	06/23/2023	07/11/2023	(1,738)	(1,741)
UBS	5.220	06/23/2023	08/07/2023	(3,693)	(3,698)

Total Sale-Buyback Transactions	$(6,322)

(j)	Securities with an aggregate market value of $6,291 have been pledged as collateral under the terms of master agreements as of June 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(15,218) at a weighted average interest rate of 5.060%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(22) of deferred price drop.

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2023 (Unaudited)

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	45	$9,150	$(108)	$0	$(1)
U.S. Treasury 5-Year Note September Futures	09/2023	29	3,106	(64)	0	0

$(172)	$0	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP September Futures	09/2023	7	$(887)	$(7)	$7	$0
Euro-Bund September Futures	09/2023	92	(13,426)	127	94	(10)
Euro-Oat September Futures	09/2023	7	(981)	5	8	(1)
Japan Government 10-Year Bond September Futures	09/2023	1	(1,029)	(2)	1	(1)
U.S. Treasury 10-Year Note September Futures	09/2023	45	(5,052)	89	0	(6)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	34	(4,027)	49	0	(10)

$261	$110	$(28)

Total Futures Contracts	$89	$110	$(29)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.962%	$1,300	$(6)	$9	$3	$3	$0
Boeing Co.	1.000	Quarterly	12/20/2027	0.862	600	(3)	7	4	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	1.083	EUR	1,000	(6)	2	(4)	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	1.180	1,100	(154)	151	(3)	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	1.014	$400	69	1	70	1	0

$(100)	$170	$70	$5	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	03/16/2024	JPY	2,780,000	$8	$(14)	$(6)	$0	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	03/17/2024	1,600,000	24	(21)	3	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	10,000	3	(3)	0	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Semi-Annual	03/17/2031	2,580,000	(1)	190	189	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.202	Annual	02/08/2032	70,000	0	12	12	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.225	Annual	02/09/2032	49,000	0	8	8	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.253	Annual	02/10/2032	32,000	0	4	4	0	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2023 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		81,900	(71)	79	8	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		153,000	42	38	80	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Semi-Annual	03/21/2048		68,700	(111)	119	8	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051		63,000	(1)	61	60	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.520	Semi-Annual	03/16/2051		14,000	0	14	14	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		20,000	11	14	25	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.557	Semi-Annual	03/17/2051		49,000	0	45	45	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051		18,000	0	16	16	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.572	Semi-Annual	04/07/2051		10,000	0	9	9	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		53,000	33	21	54	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.633	Annual	02/08/2052		28,000	0	20	20	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.670	Annual	02/09/2052		49,000	0	31	31	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		$19,000	(1,216)	(422)	(1,638)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		3,800	71	107	178	0	(10)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033	EUR	12,500	(89)	109	20	0	(80)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	5,100	(50)	(4)	(54)	6	0

							$(1,347)	$433	$(914)	$28	$(90)

Total Swap Agreements							$(1,447)	$603	$(844)	$33	$(90)

(l)	Securities with an aggregate market value of $1,937 and cash of $1,828 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		08/2023			$1,073		AUD	1,585	$0		$(16)
		09/2023		TWD	7,782		$256		6		0
		09/2023			$482		INR	39,838	3		0
BPS		07/2023			4,433		EUR	4,046	0		(18)
		08/2023		EUR	4,046		$4,439		18		0
		08/2023		TWD	3,895		128		2		0
		09/2023		THB	3		0		0		0
BRC		08/2023			$51		JPY	6,753	0		(4)
		09/2023			8		ILS	29	0		0
		09/2023			124		PEN	453	1		0
CBK		07/2023		CAD	1,161		$852		0		(25)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2023 (Unaudited)

07/2023	$144	EUR	133	1	0
07/2023	782	PEN	2,869	8	0
08/2023	CNH	31	$4	0	0
08/2023	PEN	1,004	257	0	(19)
08/2023	TWD	4,055	133	3	0
DUB	07/2023	CAD	50	38	0	0
GLM	07/2023	PEN	1,862	510	0	(3)
07/2023	$69	PEN	252	0	0
08/2023	237	864	1	0
09/2023	412	1,513	2	0
09/2023	862	TWD	26,227	0	(18)
JPM	09/2023	IDR	336,898	$23	0	0
09/2023	PEN	3,866	1,050	0	(9)
09/2023	$8	ILS	28	0	0
09/2023	482	THB	16,532	0	(12)
12/2023	60	INR	4,983	0	0
MBC	07/2023	GBP	9,058	$11,213	0	(291)
MYI	07/2023	IDR	148,165	10	0	0
07/2023	$276	GBP	222	6	0
07/2023	10	IDR	148,165	0	0
08/2023	TWD	4,192	$138	4	0
08/2023	$728	JPY	96,703	0	(53)
08/2023	2	TWD	67	0	0
09/2023	IDR	148,294	$10	0	0
09/2023	$220	THB	7,536	0	(6)
NGF	09/2023	SGD	963	$723	9	0
12/2023	$542	INR	44,725	0	(1)
RBC	07/2023	302	GBP	236	0	(2)
08/2023	MXN	174	$10	0	0
SCX	08/2023	CNH	201	29	2	0
09/2023	TWD	6,503	213	4	0
09/2023	$204	PEN	751	2	0
09/2023	495	THB	17,108	0	(9)
SOG	07/2023	EUR	4,179	$4,495	0	(65)
TOR	07/2023	$916	CAD	1,212	0	(2)
07/2023	10,928	GBP	8,600	0	(6)
08/2023	CAD	1,211	$916	1	0
08/2023	GBP	8,600	10,930	6	0
08/2023	$336	JPY	44,538	0	(25)
UAG	09/2023	SGD	281	$210	2	0
09/2023	$456	INR	37,688	2	0

Total Forward Foreign Currency Contracts	$83	$(584)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Africa Government International Bond	1.000%	Quarterly	06/20/2024	1.020%	$3,100	$(130)	$131	$1	$0

Total Swap Agreements	$(130)	$131	$1	$0

(n)

Securities with an aggregate market value of $261 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$34,161	$365	$34,526
Industrials	0	24,445	0	24,445
Utilities	0	21,723	0	21,723
Municipal Bonds & Notes
Louisiana	0	774	0	774
New York	0	1,024	0	1,024
Texas	0	933	0	933
West Virginia	0	836	0	836
U.S. Government Agencies	0	129,400	0	129,400
U.S. Treasury Obligations	0	32,966	0	32,966
Non-Agency Mortgage-Backed Securities	0	36,573	64	36,637
Asset-Backed Securities	0	6,856	0	6,856
Sovereign Issues	0	2,218	0	2,218
Common Stocks
Industrials	0	0	769	769
Short-Term Instruments
Repurchase Agreements	0	425	0	425
U.S. Treasury Bills	0	261	0	261

	$0	$292,595	$1,198	$293,793
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$444	$0	$0	$444

Total Investments	$444	$292,595	$1,198	$294,237

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	110	33	0	143
Over the counter	0	84	0	84

	$110	$117	$0	$227
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(107)	0	(119)
Over the counter	0	(584)	0	(584)

	$(12)	$(691)	$0	$(703)

Total Financial Derivative Instruments	$98	$(574)	$0	$(476)

Totals	$542	$292,021	$1,198	$293,761

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Schedule of Investments PIMCO Total Return Fund V	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
CORPORATE BONDS & NOTES 8.9%
BANKING & FINANCE 3.8%
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032	$15	$11
Bank of America Corp. 6.204% due 11/10/2028 •	580	597
BNP Paribas SA 1.675% due 06/30/2027 •	200	176
Boston Properties LP 6.500% due 01/15/2034	15	15
Brookfield Finance, Inc. 2.724% due 04/15/2031	15	12
Citigroup, Inc. 5.746% (SOFRRATE + 0.694%) due 01/25/2026 ~(c)	15	15
Equitable Financial Life Global Funding 1.300% due 07/12/2026	15	13
European Investment Bank 3.750% due 02/14/2033	15	15
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032	15	14
Host Hotels & Resorts LP
2.900% due 12/15/2031	15	12
3.375% due 12/15/2029	150	128
Manulife Financial Corp. 3.703% due 03/16/2032	15	14
Mizuho Financial Group, Inc. 5.778% due 07/06/2029 (a)	200	201
Morgan Stanley 0.864% due 10/21/2025	550	512
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029	230	196

		1,931

INDUSTRIALS 0.8%
Hyundai Capital America 5.800% due 06/26/2025	100	100
NXP BV 3.400% due 05/01/2030	15	13
Verizon Communications, Inc. 5.050% due 05/09/2033	290	287

		400

UTILITIES 4.3%
AES Corp. 5.450% due 06/01/2028	168	165
Avangrid, Inc. 3.200% due 04/15/2025	15	14
EDP Finance BV 1.710% due 01/24/2028	200	171
Enel Finance International NV 5.000% due 06/15/2032	200	189
MidAmerican Energy Co. 3.650% due 04/15/2029	450	418
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031	400	306
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028	250	215
Pacific Gas & Electric Co. 6.700% due 04/01/2053	115	113
Public Service Co. of Colorado 2.700% due 01/15/2051	200	127
Southern California Edison Co. 3.450% due 02/01/2052	200	143

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2023 (Unaudited)

Wisconsin Electric Power Co. 4.750% due 09/30/2032	300	294

		2,155

Total Corporate Bonds & Notes (Cost $4,494)		4,486

U.S. GOVERNMENT AGENCIES 45.4%
Fannie Mae
4.000% due 12/01/2052	9,897	9,295
4.500% due 07/01/2052	1,950	1,879
5.000% due 05/01/2053	10,945	10,733
Tennessee Valley Authority 1.500% due 09/15/2031	60	48
Uniform Mortgage-Backed Security, TBA
3.500% due 07/01/2053	400	365
5.000% due 08/01/2053	600	588

Total U.S. Government Agencies (Cost $23,022)		22,908

U.S. TREASURY OBLIGATIONS 10.0%
U.S. Treasury Bonds
3.625% due 05/15/2053	3,400	3,268
U.S. Treasury Inflation Protected Securities (b)
0.625% due 07/15/2032	480	442
0.750% due 02/15/2045	387	320
0.875% due 02/15/2047	126	106
1.000% due 02/15/2048	172	148
1.250% due 04/15/2028	202	196
1.500% due 02/15/2053	102	99
U.S. Treasury Notes
3.875% due 05/15/2043	500	488

Total U.S. Treasury Obligations (Cost $5,021)		5,067

ASSET-BACKED SECURITIES 0.3%
Loanpal Solar Loan Ltd. 2.470% due 12/20/2047	33	26
Mosaic Solar Loan Trust 5.910% due 11/20/2053	148	145

Total Asset-Backed Securities (Cost $171)		171

SOVEREIGN ISSUES 0.4%
Nederlandse Waterschapsbank NV 4.000% due 06/01/2028	200	197

Total Sovereign Issues (Cost $200)		197

SHORT-TERM INSTRUMENTS 35.1%
REPURCHASE AGREEMENTS (d) 35.1%		17,700

Total Short-Term Instruments (Cost $17,700)		17,700

Total Investments in Securities (Cost $50,608)		50,529

Total Investments 100.1% (Cost $50,608)		$50,529
Financial Derivative Instruments (e)(f) 0.0%(Cost or Premiums, net $136)		5
Other Assets and Liabilities, net (0.1)%		(40)

Net Assets 100.0%		$50,494

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
(c)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	5.746%	01/25/2026	01/18/2022	$15	$15	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.160%	06/30/2023	07/03/2023	$17,700	U.S. Treasury Notes 2.000% due 08/15/2025	$(18,077)	$17,700	$17,708

Total Repurchase Agreements	$(18,077)	$17,700	$17,708

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(23) at a weighted average interest rate of 5.090%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2023	34	$6,914	$(98)	$0	$(1)
U.S. Treasury 5-Year Note September Futures	09/2023	80	8,568	(89)	0	0
U.S. Treasury 10-Year Note September Futures	09/2023	70	7,859	(135)	10	0

$(322)	$10	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2023	2	$(2,059)	$(8)	$2	$(1)
U.S. Treasury Ultra 10-Year Note September Futures	09/2023	5	(592)	3	0	(1)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2023	2	(273)	(1)	0	0

$(6)	$2	$(2)

Total Futures Contracts	$(328)	$12	$(3)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-40 5-Year Index	0.000%	Quarterly	06/20/2028	$1,650	$18	$31	$49	$12	$0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2023 (Unaudited)

CDX.IG-40 5-Year Index	0.000%	Quarterly	06/20/2028	2,750	31	11	42	4	0

$49	$42	$91	$16	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	12/15/2041	JPY	110,000	$99	$(2)	$97	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.000	Annual	06/21/2025	$1,200	20	4	24	0	0
Pay	CAONREPO Index	0.000	Semi-Annual	06/21/2025	CAD	2,700	(30)	1	(29)	3	0

$89	$3	$92	$5	$0

Total Swap Agreements	$138	$45	$183	$21	$0

Cash of $620 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	08/2023	GBP	163	$203	$0	$(4)
08/2023	JPY	6,000	42	0	0
08/2023	$277	AUD	414	0	(1)
GLM	09/2023	SGD	108	$81	1	0
JPM	08/2023	GBP	164	205	0	(3)
08/2023	$181	AUD	271	0	(1)
08/2023	21	JPY	2,759	0	(1)
09/2023	204	INR	16,770	0	0
09/2023	255	THB	8,764	0	(6)
SOG	07/2023	SGD	166	$124	1	0
08/2023	$217	JPY	29,800	0	(10)

Total Forward Foreign Currency Contracts	$2	$(26)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.380%	07/31/2023	100	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.780	07/31/2023	100	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.250	07/20/2023	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	07/20/2023	100	0	0

Total Written Options	$(2)	$(1)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2023

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2023 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,931	$0	$1,931
Industrials	0	400	0	400
Utilities	0	2,155	0	2,155
U.S. Government Agencies	0	22,908	0	22,908
U.S. Treasury Obligations	0	5,067	0	5,067
Asset-Backed Securities	0	171	0	171
Sovereign Issues	0	197	0	197
Short-Term Instruments
Repurchase Agreements	0	17,700	0	17,700

Total Investments	$0	$50,529	$0	$50,529

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	31	0	33
Over the counter	0	2	0	2

	$2	$33	$0	$35
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(2)	0	(3)
Over the counter	0	(27)	0	(27)

	$(1)	$(29)	$0	$(30)

Total Financial Derivative Instruments	$1	$4	$0	$5

Totals	$1	$50,533	$0	$50,534

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	June 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Qatar National Bank QPSC 5.966% due 10/10/2023 «		$2,800	$2,800

Total Loan Participations and Assignments (Cost $2,794)			2,800

CORPORATE BONDS & NOTES 5.0%
BANKING & FINANCE 4.4%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		200	179
American Tower Corp. 1.450% due 09/15/2026		400	352
Bank of America Corp. 6.422% (SOFRRATE + 1.330%) due 04/02/2026 ~		300	303
Bank of Montreal 5.800% (SOFRINDX + 0.710%) due 12/12/2024 ~		7,600	7,597
Bank of Nova Scotia 6.050% (SOFRINDX + 0.960%) due 03/11/2024 ~		10,000	10,031
Banque Federative du Credit Mutuel SA 3.750% due 07/20/2023		1,952	1,950
BNP Paribas SA 4.705% due 01/10/2025 •		4,880	4,837
BPCE SA 6.780% (US0003M + 1.240%) due 09/12/2023 ~		2,213	2,216
CNH Industrial Capital LLC 4.200% due 01/15/2024		5,000	4,951
Danske Bank AS
0.976% due 09/10/2025 •		400	373
3.875% due 09/12/2023		2,687	2,677
Deutsche Bank AG
3.961% due 11/26/2025 •		1,300	1,240
5.589% due 11/08/2023 •		10,100	10,078
First Abu Dhabi Bank PJSC 6.111% (US0003M + 0.900%) due 07/08/2024 ~		300	300
Goldman Sachs Group, Inc. 1.217% due 12/06/2023		1,200	1,177
HSBC Holdings PLC
2.999% due 03/10/2026 •		600	569
3.803% due 03/11/2025 •		10,000	9,807
Hyundai Capital Services, Inc. 0.750% due 09/15/2023		5,000	4,947
ING Groep NV
3.869% due 03/28/2026 •		700	673
4.100% due 10/02/2023		5,000	4,978
JPMorgan Chase & Co.
3.875% due 02/01/2024		10,000	9,904
6.381% (SOFRRATE + 1.320%) due 04/26/2026 ~		1,500	1,511
Lloyds Banking Group PLC
3.511% due 03/18/2026 •		300	286
4.050% due 08/16/2023		2,600	2,595
Mitsubishi UFJ Financial Group, Inc.
0.848% due 09/15/2024 •		1,800	1,780
6.128% (US0003M + 0.860%) due 07/26/2023 ~		700	700
Mizuho Financial Group, Inc.
1.241% due 07/10/2024 •		1,419	1,418
6.123% (US0003M + 0.610%) due 09/08/2024 ~		1,800	1,801
6.201% (US0003M + 0.990%) due 07/10/2024 ~		4,900	4,900
Morgan Stanley
1.164% due 10/21/2025 •		2,600	2,431
6.194% (SOFRRATE + 1.165%) due 04/17/2025 ~		10,000	10,038
MUFG Bank Ltd. 4.883% due 12/21/2023 •(f)	AUD	20,000	13,324
National Australia Bank Ltd. 5.247% (BBSW3M + 0.930%) due 09/26/2023 ~		2,400	1,601
Nissan Motor Acceptance Co. LLC 6.153% (US0003M + 0.640%) due 03/08/2024 ~		$805	799
Nomura Holdings, Inc. 2.648% due 01/16/2025		4,430	4,196
Nordea Bank Abp 6.403% (US0003M + 0.940%) due 08/30/2023 ~		1,620	1,622
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		6,000	5,704

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Skandinaviska Enskilda Banken AB 5.816% (US0003M + 0.320%) due 09/01/2023 ~		1,140	1,140
Sumitomo Mitsui Trust Bank Ltd. 0.850% due 03/25/2024		5,000	4,824
Toronto-Dominion Bank 6.000% (SOFRRATE + 0.910%) due 03/08/2024 ~		6,000	6,015
Toyota Motor Credit Corp. 5.569% (SOFRRATE + 0.560%) due 01/10/2025 ~		10,000	10,001
UBS Group AG 6.373% due 07/15/2026 •		9,600	9,542
Wells Fargo & Co. 6.372% (SOFRRATE + 1.320%) due 04/25/2026 ~		1,100	1,108

			166,475

INDUSTRIALS 0.4%
Charter Communications Operating LLC 4.500% due 02/01/2024		5,000	4,957
Conagra Brands, Inc. 0.500% due 08/11/2023		400	398
DAE Funding LLC 1.550% due 08/01/2024		200	190
Hasbro, Inc. 3.550% due 11/19/2026		200	186
Hyatt Hotels Corp. 1.800% due 10/01/2024		300	286
Hyundai Capital America 0.800% due 01/08/2024		4,800	4,675
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		200	186
NPC Ukrenergo 6.875% due 11/09/2028 ^(b)		200	43
Penske Truck Leasing Co. LP 3.900% due 02/01/2024		2,000	1,974
Quanta Services, Inc. 0.950% due 10/01/2024		300	282
Thermo Fisher Scientific, Inc. 5.562% (SOFRINDX + 0.530%) due 10/18/2024 ~		2,727	2,727

			15,904

UTILITIES 0.2%
NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/2025		1,750	1,757
6.112% (SOFRINDX + 1.020%) due 03/21/2024 ~		534	534
Southern California Edison Co.
0.700% due 08/01/2023		400	399
0.975% due 08/01/2024		100	95
Transpower New Zealand Ltd. 5.750% due 08/28/2023	AUD	5,000	3,336
United Energy Distribution Pty. Ltd. 3.500% due 09/12/2023		4,500	2,989

			9,110

Total Corporate Bonds & Notes (Cost $193,146)			191,489

U.S. GOVERNMENT AGENCIES 0.9%
Fannie Mae
4.250% due 12/25/2044 •		$864	839
5.312% due 07/25/2046 •		1,452	1,426
5.600% due 07/25/2049 •		1,826	1,770
Freddie Mac
4.241% due 08/15/2042 •		1,017	1,010
4.248% due 03/15/2037 •		760	739
4.282% due 08/15/2038 •		1,195	1,153
5.375% due 04/24/2025		25,000	24,884
5.593% due 11/15/2043 •		621	607
5.743% due 01/15/2042 •		174	170
Ginnie Mae
3.834% due 12/20/2068 •		854	832
4.695% due 03/20/2065 •		476	469

Total U.S. Government Agencies (Cost $34,240)			33,899

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
OBX Trust 2.305% due 11/25/2061 ~		6,945	5,845
Residential Mortgage Securities PLC 6.159% due 06/20/2070 •	GBP	831	1,059

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Trinity Square PLC 5.316% due 07/15/2059 •		9,049	11,475

Total Non-Agency Mortgage-Backed Securities (Cost $20,198)			18,379

ASSET-BACKED SECURITIES 4.1%
American Express Credit Account Master Trust 3.390% due 05/15/2027		$9,100	8,787
Anchorage Capital CLO Ltd. 6.310% due 07/15/2030 •		964	958
Apidos CLO 6.340% due 04/15/2031 •		8,000	7,921
Arbor Realty Commercial Real Estate Notes Ltd. 6.189% due 12/15/2035 •		700	691
Ares European CLO DAC 3.957% due 10/15/2031 •	EUR	250	268
BDS Ltd. 7.227% due 08/19/2038 •		$2,100	2,096
BlueMountain CLO Ltd. 6.453% due 10/22/2030 •		1,224	1,218
BSPRT Issuer Ltd. 6.293% due 03/15/2036 •		1,200	1,179
Carmax Auto Owner Trust 5.967% due 12/15/2025 •		23,478	23,519
Carrington Mortgage Loan Trust 6.370% due 10/20/2029 •		980	974
Daimler Trucks Retail Trust 5.070% due 09/16/2024		5,019	5,002
Drive Auto Receivables Trust 0.870% due 10/15/2027		600	586
Enterprise Fleet Financing LLC 5.330% due 03/20/2024		1,215	1,214
Exeter Automobile Receivables Trust 0.960% due 10/15/2026		1,100	1,060
Ford Auto Securitization Trust Asset-Backed Notes 4.956% due 10/15/2024	CAD	509	384
Ford Credit Auto Owner Trust
5.028% due 04/15/2024		$1,187	1,187
5.787% due 03/15/2026 •		4,000	4,011
Ford Credit Floorplan Master Owner Trust 5.693% due 09/15/2025 •		500	500
GM Financial Automobile Leasing Trust 5.886% due 10/20/2025		1,170	1,173
GM Financial Consumer Automobile Receivables Trust 5.717% due 11/17/2025 •		10,690	10,704
GoldenTree Loan Management U.S. CLO Ltd. 6.160% due 11/20/2030 •		4,000	3,976
Griffith Park CLO DAC 4.103% due 11/21/2031 •	EUR	500	535
Harley Davidson Motorcycle Trust
4.975% due 03/15/2024		$208	208
5.597% due 06/15/2026 •		600	599
Hyundai Auto Lease Securitization Trust 5.817% due 09/15/2025		1,200	1,201
Madison Park Funding Ltd. 6.499% due 07/29/2030 ~		703	701
Magnetite Ltd. 6.382% due 10/18/2031 •		4,000	3,975
MMAF Equipment Finance LLC
4.924% due 12/01/2023		2,665	2,664
5.570% due 09/09/2025		7,000	6,964
Mountain View CLO LLC 6.350% due 10/16/2029 •		169	168
Navient Student Loan Trust 6.173% due 12/15/2059 •		478	471
Nissan Auto Lease Trust 0.520% due 08/15/2024		3,523	3,497
Oak Hill European Credit Partners DAC 3.940% due 10/20/2031	EUR	400	425
OCP Euro CLO 4.713% due 01/20/2033 •		15,000	16,343
SLM Private Credit Student Loan Trust
5.792% due 12/16/2041 •		$412	396
5.842% due 06/15/2039 •		632	600
5.862% due 12/15/2038 •		440	422
5.882% due 06/15/2039 •		687	660
SLM Student Loan Trust 5.600% due 06/25/2043 •		564	550
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031		2,261	2,258
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		240	221
Toyota Auto Receivables Owner Trust 5.837% due 01/15/2026 •		4,858	4,865

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Volkswagen Auto Loan Enhanced Trust 5.498% due 06/20/2024		8,325	8,327
Voya CLO Ltd. 6.248% due 10/15/2030 •		653	648
World Omni Auto Receivables Trust 5.917% due 03/16/2026 •		22,013	22,043
World Omni Automobile Lease Securitization Trust 5.827% due 11/17/2025		1,100	1,101

Total Asset-Backed Securities (Cost $156,582)			157,250

SOVEREIGN ISSUES 0.5%
Israel Government International Bond 1.500% due 11/30/2023	ILS	6,300	1,678
Kommunalbanken AS 6.049% (SOFRRATE + 1.000%) due 07/27/2026 ~		$18,900	19,231

Total Sovereign Issues (Cost $21,093)			20,909

		OUNCES
COMMODITIES 17.4%
Gold Warehouse Receipts		593,525	661,734

Total Commodities (Cost $593,525)			661,734

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 61.0%
COMMERCIAL PAPER 4.1%
AES Corp. 6.050% due 07/03/2023		$300	300
Amcor Flexibles North America, Inc.
5.430% due 07/13/2023		300	299
5.430% due 07/20/2023		1,200	1,196
5.450% due 07/10/2023		600	599
5.450% due 07/11/2023		400	399
Ameren Corp. 5.400% due 07/24/2023		1,300	1,295
American Electric Power Co., Inc.
5.430% due 07/10/2023		1,600	1,598
5.480% due 08/01/2023		1,600	1,592
5.480% due 08/14/2023		1,800	1,788
Arrow Electronics, Inc. 5.730% due 07/18/2023		300	299
AT&T, Inc. 5.700% due 03/19/2024		10,000	9,573
Bacardi Martini BV 5.900% due 07/19/2023		800	798
Conagra Brands, Inc.
5.750% due 07/05/2023		4,900	4,896
5.750% due 07/06/2023		2,700	2,698
Consolidated Edison Co. of New York, Inc.
5.420% due 07/17/2023		3,600	3,591
5.430% due 07/25/2023		2,400	2,391
Constellation Brands, Inc.
5.580% due 07/18/2023		550	548
5.590% due 07/03/2023		900	900
5.590% due 07/07/2023		250	250
5.600% due 07/11/2023		250	250
5.610% due 07/11/2023		500	499
Crown Castle, Inc.
5.870% due 07/20/2023		250	249
5.890% due 07/05/2023		250	250
Daimler Truck Finance North America LLC 5.350% due 07/21/2023		1,100	1,096
Dominion Resources, Inc.
5.400% due 07/05/2023		600	600
5.400% due 07/19/2023		400	399
5.410% due 07/11/2023		300	299
5.430% due 07/31/2023		400	398
5.450% due 07/26/2023		600	598
5.490% due 07/11/2023		300	300
5.520% due 08/18/2023		700	695
Duke Energy Corp.
5.400% due 07/10/2023		900	899
5.400% due 07/13/2023		1,200	1,198

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Electricite de France SA
5.510% due 08/03/2023	3,525	3,506
5.510% due 08/04/2023	3,525	3,506
5.570% due 07/14/2023	3,500	3,493
Enbridge (US), Inc.
5.400% due 07/12/2023	2,200	2,196
5.440% due 07/20/2023	2,600	2,592
5.450% due 07/03/2023	400	400
5.450% due 07/27/2023 (a)	300	299
5.470% due 07/20/2023	700	698
5.480% due 07/17/2023	1,750	1,745
Enel Finance America LLC
5.450% due 07/06/2023	1,000	999
5.450% due 07/24/2023	900	897
5.450% due 07/26/2023	300	299
Entergy Corp.
5.380% due 07/14/2023	400	399
5.400% due 07/11/2023	600	599
5.430% due 07/17/2023	900	898
Global Payments, Inc.
5.930% due 07/21/2023	3,900	3,887
5.930% due 07/26/2023	750	747
5.930% due 07/28/2023	2,200	2,190
5.950% due 07/05/2023	1,300	1,299
5.950% due 07/07/2023	1,500	1,498
5.950% due 07/14/2023	2,000	1,995
5.950% due 07/17/2023	1,800	1,795
Haleon UK Capital PLC
5.500% due 08/08/2023 (a)	700	696
5.520% due 07/19/2023	800	798
5.520% due 07/24/2023	300	299
5.550% due 07/17/2023	450	449
5.550% due 07/18/2023	250	249
Humana, Inc.
5.400% due 07/11/2023	450	449
5.450% due 07/10/2023	400	399
5.450% due 07/13/2023	400	399
5.450% due 07/17/2023	300	299
5.450% due 07/18/2023	250	249
5.450% due 07/27/2023	1,200	1,195
5.500% due 08/01/2023	300	298
5.510% due 08/03/2023	300	298
International Flavors & Fragrances, Inc.
6.000% due 07/03/2023	700	700
6.000% due 07/05/2023	1,400	1,399
6.050% due 07/26/2023 (a)	375	374
6.050% due 07/27/2023 (a)	625	622
6.050% due 07/28/2023 (a)	250	249
Keurig Dr Pepper, Inc. 5.350% due 07/20/2023	800	798
L3Harris Technologies, Inc. 5.530% due 07/17/2023	800	798
Leidos, Inc. 5.900% due 07/10/2023	1,300	1,298
LSEGA Financing PLC 5.430% due 07/26/2023	600	598
Marriott International
5.420% due 07/18/2023	600	598
5.450% due 08/04/2023	700	696
McCormick & Co., Inc. 5.350% due 07/25/2023	300	299
Mondelez International, Inc.
5.370% due 07/24/2023	750	747
5.370% due 07/25/2023	750	747
5.400% due 07/19/2023	400	399
5.430% due 07/13/2023	1,300	1,298
5.430% due 07/14/2023	300	299
5.430% due 08/01/2023	500	498
National Grid North America, Inc. 5.450% due 07/13/2023	1,300	1,298
NextEra Energy Capital Holdings, Inc. 5.500% due 07/18/2023	1,400	1,396
Northrop Grumman Corp.
5.600% due 08/17/2023	1,000	993
5.600% due 08/22/2023	2,700	2,678
Parker-Hannifin Corp.
5.400% due 07/18/2023	300	299
5.400% due 07/19/2023	300	299
5.400% due 07/20/2023	300	299
5.420% due 07/27/2023	250	249
Penske Truck Leasing Co. LP
5.350% due 07/11/2023	1,500	1,498
5.350% due 07/14/2023	250	249
5.400% due 07/10/2023	300	300

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Quanta Services, Inc.
5.900% due 07/05/2023		250	250
5.900% due 07/07/2023		700	699
5.900% due 07/10/2023		700	699
5.900% due 07/11/2023		1,150	1,148
5.900% due 07/12/2023		2,700	2,695
5.900% due 07/13/2023		900	898
5.900% due 07/17/2023		300	299
5.900% due 07/18/2023		300	299
Raytheon Technologies Corp.
5.410% due 07/17/2023		1,400	1,396
5.450% due 07/12/2023		4,500	4,492
Republic Services, Inc. 5.250% due 07/05/2023		1,200	1,199
S&P Global, Inc. 5.400% due 07/06/2023		2,600	2,598
Sempra Energy 5.400% due 07/05/2023		300	300
Targa Resources Corp.
5.950% due 07/20/2023		800	798
5.950% due 07/26/2023		400	399
6.000% due 07/07/2023		1,700	1,698
Thomson Reuters Corp.
5.450% due 07/05/2023		1,700	1,699
5.470% due 07/12/2023		500	499
5.470% due 07/13/2023		1,200	1,198
5.470% due 07/18/2023		3,500	3,491
5.500% due 07/18/2023		500	499
5.500% due 07/19/2023		900	897
Trane Technologies Financing Ltd. 5.550% due 07/24/2023		2,600	2,591
Virginia Electric & Power Co. 5.330% due 07/13/2023		400	399
VW Credit, Inc.
5.400% due 07/21/2023		700	698
5.400% due 07/24/2023		1,300	1,295
5.400% due 07/25/2023		1,100	1,096
5.400% due 07/26/2023		200	199
5.400% due 07/28/2023		300	299
5.430% due 07/27/2023		1,900	1,892
5.430% due 08/01/2023		400	398
5.440% due 08/02/2023		250	249
Walgreens Boots Alliance, Inc.
5.850% due 07/07/2023 (a)		1,200	1,199
5.850% due 07/10/2023 (a)		1,200	1,198
6.000% due 07/05/2023		3,400	3,397
6.000% due 07/06/2023		4,500	4,496

			154,285

REPURCHASE AGREEMENTS (g) 34.9%			1,327,909

SHORT-TERM NOTES 0.8%
Federal Home Loan Bank 5.140% due 11/29/2023 (e)(i)		22,400	22,409
GM Financial Consumer Automobile Receivables Trust 4.890% due 01/16/2024		7,567	7,565
Warnermedia Holdings, Inc. 3.428% due 03/15/2024		2,500	2,455

			32,429

JAPAN TREASURY BILLS 18.0%
(0.191)% due 07/03/2023 - 10/02/2023 (a)(c)(d)	JPY	98,760,000	684,518

U.S. TREASURY BILLS 3.2%
5.273% due 08/10/2023 - 09/14/2023 (a)(c)(d)(i)(k)		$123,828	122,796

Total Short-Term Instruments (Cost $2,364,215)			2,321,937

Total Investments in Securities (Cost $3,385,793)			3,408,397

		SHARES
INVESTMENTS IN AFFILIATES 21.2%
SHORT-TERM INSTRUMENTS 21.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.2%
PIMCO Short Asset Portfolio		83,655,383	806,020

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

PIMCO Short-Term Floating NAV Portfolio III	181,823	1,767

Total Short-Term Instruments (Cost $821,113)		807,787

Total Investments in Affiliates (Cost $821,113)		807,787

Total Investments 110.7% (Cost $4,206,906)		$4,216,184
Financial Derivative Instruments (h)(j) 3.4%(Cost or Premiums, net $164,830)		129,049
Other Assets and Liabilities, net (14.1)%		(537,811)

Net Assets 100.0%		$3,807,422

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

MUFG Bank Ltd.	4.883%	12/21/2023	02/06/2023 - 02/08/2023	$13,846	$13,324	0.35%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.160%	06/30/2023	07/03/2023	$47,900	U.S. Treasury Notes 4.250% due 12/31/2024	$(48,923)	$47,900	$47,921
5.170	06/30/2023	07/03/2023	165,500	U.S. Treasury Bonds 3.375% due 08/15/2042	(170,355)	165,500	165,571
DEU	5.140	07/03/2023	07/05/2023	496,500	U.S. Treasury Bonds 2.250% due 05/15/2041	(509,996)	496,500	496,500
5.150	06/30/2023	07/03/2023	100	U.S. Treasury Bonds 2.750% due 08/15/2047	(105)	100	100
FICC	2.400	06/30/2023	07/03/2023	2,809	U.S. Treasury Notes 4.625% due 06/30/2025	(2,865)	2,809	2,809
5.010	06/30/2023	07/03/2023	19,100	U.S. Treasury Notes 2.875% due 04/30/2029	(19,482)	19,100	19,108
23,200	U.S. Treasury Notes 2.875% due 04/30/2029	(23,664)	23,200	23,210
5.060	06/30/2023	07/03/2023	4,400	U.S. Treasury Notes 3.750% due 06/30/2030	(4,488)	4,400	4,402
JPS	5.140	07/03/2023	07/05/2023	164,700	U.S. Treasury Inflation Protected Securities 0.500% - 3.625% due 01/15/2028 - 04/15/2028	(163,610)	164,700	164,700
5.180	06/30/2023	07/03/2023	403,700	U.S. Treasury Notes 3.875% due 11/30/2027	(411,762)	403,700	403,874

Total Repurchase Agreements	$(1,355,250)	$1,327,909	$1,328,195

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (10.7)%
Fannie Mae, TBA	4.500%	07/01/2038	$63,800	$(62,763)	$(62,559)
Fannie Mae, TBA	5.500	08/01/2053	49,000	(48,943)	(48,759)
Fannie Mae, TBA	6.000	07/01/2053	51,900	(52,642)	(52,362)
Ginnie Mae, TBA	5.500	07/01/2053	5,491	(5,487)	(5,465)
Ginnie Mae, TBA	5.500	08/01/2053	239,909	(239,635)	(238,691)

Total Short Sales (10.7)%	$(409,470)	$(407,836)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2023 was $(183) at a weighted average interest rate of 5.001%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BIST 30 Index August Futures	08/2023	5,418	$13,809	$716	$0	$0
CAC 40 Index July Futures	07/2023	167	13,504	205	204	0
Cocoa September Futures	09/2023	607	20,353	2,419	558	0
Cocoa September Futures	09/2023	1,007	33,417	1,400	844	(550)
Corn September Futures	09/2023	777	18,978	(4,159)	0	(1,360)
Dax Index September Futures	09/2023	54	23,971	54	314	(33)
E-Mini Russell 2000 Index September Futures	09/2023	155	14,754	69	43	0
E-Mini S&P 100 Index September Futures	09/2023	282	86,501	2,891	1,335	0
E-Mini S&P 500 Index September Futures	09/2023	112	25,134	418	294	0
Euro STOXX September Futures	09/2023	9,974	58,853	2,042	1,605	0
Euro-BTP September Futures	09/2023	473	59,929	334	16	(480)
European Climate Exchange December Futures	12/2023	352	34,216	(1,147)	522	0
FTSE 100 Index September Futures	09/2023	218	20,879	(169)	165	(90)
FTSE Taiwan Index July Futures	07/2023	2,666	154,041	(1,117)	80	0
FTSE/JSE TOP 40 Index September Futures	09/2023	1,438	54,267	(455)	821	(51)
FTSE/MIB Index September Futures	09/2023	205	31,723	978	669	0
Hard Red Winter Wheat September Futures	09/2023	1,199	48,093	(3,272)	0	(67)
IBEX 35 Index July Futures	07/2023	340	35,431	1,037	497	0
IFSC Nifty 50 Index July Futures	07/2023	1	39	1	0	0
Iron Ore August Futures	08/2023	1,403	15,303	(44)	0	(283)
Lead October Futures	10/2023	284	14,906	(158)	0	(158)
Live Cattle February Futures October Futures	10/2023	556	39,932	3,008	417	0
Nikkei 225 Index September Futures	09/2023	498	57,248	1,968	95	0
OMX Stockholm 30 Index July Futures	07/2023	3,285	70,548	(445)	1,538	0
Robusta Coffee September Futures	09/2023	1,470	36,618	(2,019)	0	(1,161)
S&P/Toronto Stock Exchange 60 September Futures	09/2023	14	2,576	41	32	0
SGX Nifty 50 July Futures	07/2023	4,813	185,580	4,450	1,242	0
Soybean November Futures	11/2023	252	16,925	(130)	977	0
SPI 200 September Futures	09/2023	516	61,537	472	69	0
Sugar No. 11 October Futures	09/2023	525	13,401	(1,830)	417	0
Topix Index September Futures	09/2023	866	137,316	4,740	0	(420)
WIG20 Index September Futures	09/2023	8,163	82,113	218	723	(201)

				$12,516	$13,477	$(4,854)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor June Futures	06/2024	2,146	$(563,036)	$2,112	$585	$0
3-Month SOFR Active Contract June Futures	09/2024	3,917	(932,638)	7,164	49	0
3-Month Sonia June Futures	09/2024	1,701	(507,096)	6,770	864	0
3-Month Sonia March Futures	06/2024	176	(52,399)	944	75	0
Aluminum September Futures	09/2023	2,146	(115,213)	3,523	3,523	0
Arabica Coffee December Futures	12/2023	362	(21,462)	783	292	0
Arabica Coffee September Futures	09/2023	1,041	(62,070)	6,179	1,015	0
Australia Government 3-Year Bond September Futures	09/2023	6,086	(428,246)	2,378	2,120	0
Australia Government 10-Year Bond September Futures	09/2023	1,042	(80,639)	504	970	0
Brent Crude November Futures	09/2023	258	(19,381)	(78)	0	(196)
Coal December Futures	12/2023	184	(22,227)	(1,659)	0	(782)
Coal November Futures	11/2023	184	(22,071)	(1,503)	0	(764)
Coal October Futures	10/2023	184	(22,062)	(1,494)	0	(773)
Cotton No. 2 December Futures	12/2023	1,931	(77,597)	711	0	(1,294)
Euro-BTP Italy Government Bond September Futures	09/2023	3,120	(356,286)	1,309	851	0
Euro-Mill Wheat September Futures	09/2023	3,520	(44,316)	4,475	480	(384)
Euro-Oat September Futures	09/2023	125	(17,514)	138	134	(10)
FTSE China Index July Futures	07/2023	10,428	(128,713)	(681)	0	(740)
Gas Oil October Futures	10/2023	543	(38,037)	16	0	(733)
Gold 100 oz. August Futures	08/2023	3,995	(770,795)	17,546	0	(4,594)
Lean Hogs October Futures	10/2023	851	(26,679)	871	332	0
MSCI Singapore Index July Futures	07/2023	1,575	(33,645)	200	0	(76)
Natural Gas August Futures	07/2023	640	(22,985)	(1,604)	0	(1,572)
Natural Gas October Futures	09/2023	1,526	(43,445)	(998)	0	(1,144)
Natural Gas October Futures	09/2023	905	(31,269)	(1,246)	0	(1,867)
New York Harbor ULSD October Futures	09/2023	390	(39,931)	(502)	0	(652)
Nickel August Futures	08/2023	335	(41,098)	1,303	1,228	0
Nickel October Futures	10/2023	264	(32,586)	69	69	0
Palladium September Futures	09/2023	539	(65,866)	9,954	383	0
Phelix De Base October Futures	09/2023	62	(20,071)	1,060	0	(696)
Plantinum October Futures	10/2023	1,180	(53,879)	775	0	(443)
RBOB Gasoline October Futures	09/2023	52	(4,844)	(31)	0	(85)
Silver September Futures	09/2023	240	(27,624)	(79)	0	(266)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Soybean Meal December Futures	12/2023	925	(36,750)	(2,517)	0	(1,554)
Soybean Oil December Futures	12/2023	1,325	(46,881)	(5,451)	0	(3,180)
Volatility S&P 500 Index July Futures	07/2023	3,428	(51,458)	5,335	1,087	0
VSTOXX July Futures	07/2023	10,728	(17,443)	1,546	986	(3)
Wheat September Futures	09/2023	307	(9,993)	(282)	253	0
White Sugar October Futures	09/2023	164	(5,151)	(100)	0	(102)
WTI Crude November Futures	10/2023	441	(31,126)	(93)	0	(269)
Zinc September Futures	09/2023	1,328	(79,323)	913	913	0

$58,260	$16,209	$(22,179)

Total Futures Contracts	$70,776	$29,686	$(27,033)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-39 5-Year Index	1.000%	Quarterly	06/20/2028	$564,100	$(29,579)	$2,848	$(26,731)	$1,423	$0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	78,100	1,241	1,081	2,322	584	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	534,500	6,908	1,282	8,190	720	0
iTraxx Crossover 39 5-Year Index	5.000	Quarterly	06/20/2028	EUR	70,000	2,899	264	3,163	569	0
iTraxx Europe Main 39 5-Year Index	1.000	Quarterly	06/20/2028	747,400	7,917	1,993	9,910	1,372	0

$(10,614)	$7,468	$(3,146)	$4,668	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/20/2025	GBP	198,200	$5,251	$3,685	$8,936	$671	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/20/2033	476,500	27,176	11,319	38,495	3,898	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.250	Annual	09/20/2053	74,000	(10,161)	1,248	(8,913)	0	(740)
Pay	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	03/15/2028	INR	10,354,300	955	(1,348)	(393)	0	(238)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	03/15/2028	4,062,800	981	(606)	375	0	(92)
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033	JPY	83,220,000	14,245	(1,196)	13,049	0	(689)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052	2,300,000	1,346	(352)	994	86	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.200	Annual	09/20/2053	21,940,000	4,463	1,187	5,650	0	(898)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/15/2028	SGD	451,700	6,072	3,370	9,442	1,916	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	03/15/2028	195,800	1,284	1,140	2,424	832	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	09/20/2028	$129,500	4,644	(13)	4,631	0	(18)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	09/20/2033	52,100	1,977	184	2,161	0	(145)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	09/20/2053	30,800	1,162	(282)	880	0	(326)
Receive	1-Year BRL-CDI	5.338	Maturity	01/02/2025	BRL	82,200	815	1,677	2,492	0	(15)
Receive	1-Year BRL-CDI	5.615	Maturity	01/02/2025	74,500	649	1,491	2,140	0	(13)
Pay	1-Year BRL-CDI	5.675	Maturity	01/02/2025	71,900	(471)	(1,389)	(1,860)	13	0
Pay	1-Year BRL-CDI	5.770	Maturity	01/02/2025	86,500	(814)	(1,750)	(2,564)	15	0
Pay	1-Year BRL-CDI	5.840	Maturity	01/02/2025	219,900	(1,950)	(4,409)	(6,359)	39	0
Receive	1-Year BRL-CDI	5.853	Maturity	01/02/2025	225,800	1,092	4,236	5,328	0	(43)
Pay	1-Year BRL-CDI	5.877	Maturity	01/02/2025	103,500	(575)	(1,965)	(2,540)	19	0
Pay	1-Year BRL-CDI	5.950	Maturity	01/02/2025	78,500	(533)	(1,521)	(2,054)	15	0
Pay	1-Year BRL-CDI	6.238	Maturity	01/02/2025	50,200	(96)	(893)	(989)	10	0
Receive	1-Year BRL-CDI	6.270	Maturity	01/02/2025	123,300	194	2,179	2,373	0	(24)
Receive	1-Year BRL-CDI	6.479	Maturity	01/02/2025	3,500	4	62	66	0	(1)
Receive	1-Year BRL-CDI	6.620	Maturity	01/02/2025	187,800	570	3,408	3,978	0	(36)
Receive	1-Year BRL-CDI	6.630	Maturity	01/02/2025	169,000	502	3,064	3,566	0	(33)
Receive	1-Year BRL-CDI	6.840	Maturity	01/02/2025	267,300	1,179	4,970	6,149	0	(51)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	1-Year BRL-CDI	6.912	Maturity	01/02/2025		154,100	(1,919)	(311)	(2,230)	32	0
Receive	1-Year BRL-CDI	7.010	Maturity	01/02/2025		112,400	413	2,063	2,476	0	(22)
Receive	1-Year BRL-CDI	7.328	Maturity	01/02/2025		349,600	(207)	7,225	7,018	0	(69)
Pay	1-Year BRL-CDI	7.715	Maturity	01/02/2025		176,500	0	(3,422)	(3,422)	35	0
Pay	1-Year BRL-CDI	8.075	Maturity	01/02/2025		15,000	35	(285)	(250)	3	0
Receive	1-Year BRL-CDI	8.180	Maturity	01/02/2025		200,300	0	3,397	3,397	0	(41)
Pay	1-Year BRL-CDI	8.550	Maturity	01/02/2025		248,700	3,084	(3,254)	(170)	58	0
Receive	1-Year BRL-CDI	8.730	Maturity	01/02/2025		223,700	0	3,166	3,166	0	(47)
Receive	1-Year BRL-CDI	8.985	Maturity	01/02/2025		168,600	0	2,148	2,148	0	(36)
Receive	1-Year BRL-CDI	9.630	Maturity	01/02/2025		460,500	147	4,025	4,172	0	(100)
Receive	1-Year BRL-CDI	10.193	Maturity	01/02/2025		137,600	(112)	1,043	931	0	(31)
Pay	1-Year BRL-CDI	10.813	Maturity	01/02/2025		256,200	0	(981)	(981)	59	0
Pay	1-Year BRL-CDI	11.890	Maturity	01/02/2025		1,308,500	0	3,021	3,021	315	0
Receive	1-Year BRL-CDI	10.295	Maturity	01/04/2027		217,800	1,455	(590)	865	0	(179)
Pay	1-Year BRL-CDI	10.445	Maturity	01/04/2027		451,800	0	(1,274)	(1,274)	372	0
Receive	1-Year BRL-CDI	11.043	Maturity	01/04/2027		313,800	0	(351)	(351)	0	(262)
Pay	1-Year BRL-CDI	11.070	Maturity	01/04/2027		194,900	0	218	218	163	0
Pay	1-Year BRL-CDI	11.180	Maturity	01/04/2027		416,200	0	756	756	349	0
Pay	1-Year BRL-CDI	11.240	Maturity	01/04/2027		742,000	(430)	2,606	2,176	624	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2027		1,797,400	(251)	6,688	6,437	1,515	0
Pay	1-Year BRL-CDI	11.426	Maturity	01/04/2027		219,400	0	873	873	185	0
Receive	1-Year BRL-CDI	11.451	Maturity	01/04/2027		414,500	0	(1,950)	(1,950)	0	(351)
Receive	1-Year BRL-CDI	11.505	Maturity	01/04/2027		391,000	0	(1,958)	(1,958)	0	(331)
Receive	1-Year BRL-CDI	11.575	Maturity	01/04/2027		118,800	0	(622)	(622)	0	(101)
Receive	1-Year BRL-CDI	11.595	Maturity	01/04/2027		442,500	0	(2,456)	(2,456)	0	(375)
Receive	1-Year BRL-CDI	11.620	Maturity	01/04/2027		723,500	0	(5,083)	(5,083)	0	(617)
Receive	1-Year BRL-CDI	11.665	Maturity	01/04/2027		364,000	0	(1,790)	(1,790)	0	(308)
Pay	1-Year BRL-CDI	11.918	Maturity	01/04/2027		929,200	0	6,331	6,331	792	0
Receive	1-Year BRL-CDI	11.945	Maturity	01/04/2027		643,300	(1,860)	(2,469)	(4,329)	0	(548)
Pay	1-Year BRL-CDI	12.040	Maturity	01/04/2027		204,700	0	1,725	1,725	175	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/04/2027		404,600	0	3,129	3,129	346	0
Receive	1-Year BRL-CDI	12.140	Maturity	01/04/2027		249,500	0	(1,958)	(1,958)	0	(213)
Receive	1-Year BRL-CDI	12.195	Maturity	01/04/2027		610,100	0	(4,981)	(4,981)	0	(522)
Pay	1-Year BRL-CDI	12.260	Maturity	01/04/2027		663,300	0	6,324	6,324	570	0
Receive	1-Year BRL-CDI	12.455	Maturity	01/04/2027		273,100	0	(2,659)	(2,659)	0	(235)
Receive	1-Year BRL-CDI	12.690	Maturity	01/04/2027		202,000	0	(2,379)	(2,379)	0	(175)
Receive	1-Year BRL-CDI	12.718	Maturity	01/04/2027		1,184,200	0	(13,329)	(13,329)	0	(1,024)
Receive	1-Year BRL-CDI	12.740	Maturity	01/04/2027		477,300	0	(5,614)	(5,614)	0	(413)
Receive	1-Year BRL-CDI	13.030	Maturity	01/04/2027		292,000	0	(3,927)	(3,927)	0	(254)
Receive	1-Year BRL-CDI	13.080	Maturity	01/04/2027		452,800	0	(6,123)	(6,123)	0	(394)
Receive	1-Year BRL-CDI	13.190	Maturity	01/04/2027		411,200	0	(5,788)	(5,788)	0	(359)
Pay	1-Year BRL-CDI	13.280	Maturity	01/04/2027		458,200	0	6,603	6,603	400	0
Receive	1-Year BRL-CDI	10.480	Maturity	01/02/2029		309,700	0	(374)	(374)	0	(381)
Pay	1-Year BRL-CDI	11.080	Maturity	01/02/2029		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.106	Maturity	01/02/2029		381,700	0	1,855	1,855	474	0
Pay	1-Year BRL-CDI	11.310	Maturity	01/02/2029		292,600	0	1,768	1,768	365	0
Pay	1-Year BRL-CDI	11.360	Maturity	01/02/2029		374,800	0	2,372	2,372	468	0
Pay	1-Year BRL-CDI	11.660	Maturity	01/02/2029		381,100	0	3,088	3,088	478	0
Pay	1-Year BRL-CDI	11.837	Maturity	01/02/2029		724,000	0	6,570	6,570	910	0
Pay	1-Year BRL-CDI	11.940	Maturity	01/02/2029		179,700	0	1,741	1,741	226	0
Pay	1-Year BRL-CDI	12.058	Maturity	01/02/2029		825,100	0	8,555	8,555	1,041	0
Pay	1-Year BRL-CDI	12.190	Maturity	01/02/2029		154,100	0	1,718	1,718	195	0
Pay	1-Year BRL-CDI	12.455	Maturity	01/02/2029		165,500	0	2,101	2,101	210	0
Pay	1-Year BRL-CDI	12.560	Maturity	01/02/2029		331,500	0	4,406	4,406	422	0
Pay	1-Year BRL-CDI	12.640	Maturity	01/02/2029		232,000	0	3,186	3,186	296	0
Receive(5)	3-Month AUD-BBR-BBSW	4.000	Quarterly	09/20/2025	AUD	1,270,100	4,924	2,496	7,420	2,259	0
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	03/15/2028	CNY	586,600	557	770	1,327	142	0
Pay	3-Month CNY-CNREPOFIX	3.000	Quarterly	03/15/2028		3,500,100	8,236	5,070	13,306	826	0
Receive	3-Month COP-IBR Compounded-OIS	5.150	Quarterly	03/13/2025	COP	32,399,200	397	172	569	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	4.350	Quarterly	03/27/2025		18,740,800	18	358	376	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		24,984,600	54	443	497	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	3.850	Quarterly	04/24/2025		63,969,600	(77)	(1,586)	(1,663)	12	0
Pay	3-Month COP-IBR Compounded-OIS	3.612	Quarterly	05/08/2025		46,881,400	(101)	(1,138)	(1,239)	9	0
Receive	3-Month COP-IBR Compounded-OIS	3.400	Quarterly	08/28/2025		31,428,600	(285)	1,158	873	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	3.295	Quarterly	10/09/2025		44,251,300	(192)	(1,219)	(1,411)	10	0
Receive	3-Month COP-IBR Compounded-OIS	3.220	Quarterly	12/11/2025		57,840,600	(796)	2,493	1,697	0	(17)
Pay	3-Month COP-IBR Compounded-OIS	3.060	Quarterly	02/05/2026		34,052,300	235	(1,376)	(1,141)	12	0
Receive	3-Month COP-IBR Compounded-OIS	3.940	Quarterly	03/05/2026		89,552,200	(545)	2,958	2,413	0	(35)
Receive	3-Month COP-IBR Compounded-OIS	4.110	Quarterly	03/23/2026		115,138,400	(557)	3,456	2,899	0	(48)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	4.240	Quarterly	04/16/2026	50,997,400	(39)	1,483	1,444	0	(23)
Pay	3-Month COP-IBR Compounded-OIS	4.490	Quarterly	04/30/2026	49,073,600	(43)	(1,246)	(1,289)	23	0
Pay	3-Month COP-IBR Compounded-OIS	4.885	Quarterly	05/14/2026	50,530,000	0	(1,163)	(1,163)	25	0
Pay	3-Month COP-IBR Compounded-OIS	4.660	Quarterly	06/11/2026	53,430,200	(173)	(1,064)	(1,237)	28	0
Receive	3-Month COP-IBR Compounded-OIS	6.190	Quarterly	11/05/2026	5,041,000	0	77	77	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	11/05/2026	87,500,000	0	1,331	1,331	0	(69)
Receive	3-Month COP-IBR Compounded-OIS	6.210	Quarterly	11/05/2026	87,500,000	0	1,324	1,324	0	(69)
Pay	3-Month COP-IBR Compounded-OIS	6.280	Quarterly	12/03/2026	92,433,900	0	(1,233)	(1,233)	77	0
Receive	3-Month COP-IBR Compounded-OIS	6.130	Quarterly	12/13/2026	139,603,500	0	1,965	1,965	0	(117)
Receive	3-Month COP-IBR Compounded-OIS	6.950	Quarterly	02/04/2027	118,830,200	0	1,132	1,132	0	(111)
Receive	3-Month COP-IBR Compounded-OIS	8.370	Quarterly	03/31/2027	120,377,700	(332)	(82)	(414)	0	(125)
Pay	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/08/2027	139,442,500	0	(346)	(346)	144	0
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	04/29/2027	134,500,000	0	(455)	(455)	0	(145)
Receive	3-Month COP-IBR Compounded-OIS	9.090	Quarterly	05/13/2027	196,392,900	0	(1,649)	(1,649)	0	(219)
Receive	3-Month COP-IBR Compounded-OIS	9.160	Quarterly	05/20/2027	172,264,800	0	(1,590)	(1,590)	0	(194)
Receive	3-Month COP-IBR Compounded-OIS	8.494	Quarterly	05/27/2027	180,344,100	0	(745)	(745)	0	(195)
Pay	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/03/2027	174,794,900	0	566	566	193	0
Receive	3-Month COP-IBR Compounded-OIS	9.130	Quarterly	06/24/2027	63,535,200	0	(649)	(649)	0	(73)
Receive	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	06/24/2027	128,341,400	0	(1,320)	(1,320)	0	(147)
Receive	3-Month COP-IBR Compounded-OIS	9.210	Quarterly	06/24/2027	95,938,500	0	(1,040)	(1,040)	0	(110)
Pay	3-Month COP-IBR Compounded-OIS	8.970	Quarterly	08/05/2027	409,355,700	0	3,373	3,373	472	0
Receive	3-Month COP-IBR Compounded-OIS	10.200	Quarterly	09/26/2027	229,000,000	0	(4,674)	(4,674)	0	(276)
Receive	3-Month COP-IBR Compounded-OIS	10.478	Quarterly	09/29/2027	283,666,800	0	(6,472)	(6,472)	0	(345)
Receive	3-Month COP-IBR Compounded-OIS	10.390	Quarterly	09/30/2027	277,488,000	0	(6,136)	(6,136)	0	(335)
Receive	3-Month COP-IBR Compounded-OIS	10.810	Quarterly	10/14/2027	110,710,100	0	(2,776)	(2,776)	0	(135)
Receive	3-Month COP-IBR Compounded-OIS	10.920	Quarterly	10/18/2027	56,554,300	0	(1,482)	(1,482)	0	(69)
Receive	3-Month COP-IBR Compounded-OIS	10.940	Quarterly	10/18/2027	113,477,700	0	(2,993)	(2,993)	0	(139)
Pay	3-Month COP-IBR Compounded-OIS	11.424	Quarterly	10/21/2027	376,763,200	0	11,593	11,593	470	0
Pay	3-Month COP-IBR Compounded-OIS	11.450	Quarterly	10/21/2027	109,261,200	0	3,387	3,387	136	0
Pay	3-Month COP-IBR Compounded-OIS	11.800	Quarterly	10/24/2027	56,481,600	0	1,934	1,934	71	0
Pay	3-Month COP-IBR Compounded-OIS	11.850	Quarterly	10/24/2027	36,040,500	0	1,250	1,250	46	0
Pay	3-Month COP-IBR Compounded-OIS	10.210	Quarterly	11/18/2027	50,952,000	0	1,060	1,060	61	0
Pay	3-Month COP-IBR Compounded-OIS	10.275	Quarterly	11/18/2027	101,119,800	0	2,163	2,163	122	0
Pay	3-Month COP-IBR Compounded-OIS	10.420	Quarterly	11/21/2027	101,119,800	0	2,308	2,308	122	0
Pay	3-Month COP-IBR Compounded-OIS	10.430	Quarterly	11/21/2027	104,019,900	0	2,383	2,383	126	0
Pay	3-Month COP-IBR Compounded-OIS	10.443	Quarterly	11/21/2027	313,549,300	0	7,218	7,218	379	0
Receive	3-Month COP-IBR Compounded-OIS	10.195	Quarterly	12/15/2027	204,241,800	0	(4,406)	(4,406)	0	(244)
Receive	3-Month COP-IBR Compounded-OIS	10.260	Quarterly	12/16/2027	252,298,600	0	(5,595)	(5,595)	0	(302)
Pay	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	02/07/2028	386,860,400	0	4,677	4,677	439	0
Pay	3-Month COP-IBR Compounded-OIS	8.970	Quarterly	02/08/2028	86,586,300	0	911	911	98	0
Pay	3-Month COP-IBR Compounded-OIS	8.990	Quarterly	02/08/2028	211,014,700	0	2,259	2,259	238	0
Pay	3-Month COP-IBR Compounded-OIS	8.992	Quarterly	02/08/2028	216,642,000	0	2,323	2,323	245	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	9.040	Quarterly	02/08/2028		43,609,700	0	487	487	49	0
Receive	3-Month COP-IBR Compounded-OIS	10.240	Quarterly	02/24/2028		624,000,000	0	(14,260)	(14,260)	0	(737)
Receive	3-Month COP-IBR Compounded-OIS	9.980	Quarterly	03/13/2028		237,247,800	0	(4,996)	(4,996)	0	(277)
Pay	3-Month COP-IBR Compounded-OIS	9.220	Quarterly	03/23/2028		210,000,000	0	3,022	3,022	238	0
Pay	3-Month COP-IBR Compounded-OIS	8.985	Quarterly	03/24/2028		123,000,000	0	1,514	1,514	138	0
Pay	3-Month COP-IBR Compounded-OIS	9.020	Quarterly	03/24/2028		71,974,300	0	909	909	81	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	03/24/2028		105,785,000	0	1,365	1,365	119	0
Pay	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	03/27/2028		79,094,500	0	807	807	88	0
Pay	3-Month COP-IBR Compounded-OIS	8.880	Quarterly	03/27/2028		121,000,000	0	1,379	1,379	135	0
Pay	3-Month COP-IBR Compounded-OIS	8.700	Quarterly	04/10/2028		49,330,700	0	392	392	54	0
Pay	3-Month COP-IBR Compounded-OIS	8.588	Quarterly	04/11/2028		257,194,300	0	1,771	1,771	282	0
Pay	3-Month COP-IBR Compounded-OIS	8.106	Quarterly	06/15/2028		170,162,100	0	769	769	186	0
Pay	3-Month COP-IBR Compounded-OIS	7.730	Quarterly	06/28/2028		191,853,600	120	145	265	208	0
Pay	3-Month HKD-HIBOR	1.340	Quarterly	03/18/2025	HKD	207,300	(1,167)	(302)	(1,469)	0	(54)
Pay	3-Month HKD-HIBOR	1.715	Quarterly	03/18/2025		510,700	(2,428)	(778)	(3,206)	0	(128)
Pay	3-Month HKD-HIBOR	1.810	Quarterly	03/18/2025		286,700	(1,299)	(442)	(1,741)	0	(71)
Receive	3-Month HKD-HIBOR	1.860	Quarterly	03/18/2025		185,700	820	288	1,108	46	0
Pay	3-Month HKD-HIBOR	1.010	Quarterly	06/17/2025		117,700	(836)	(191)	(1,027)	0	(40)
Receive	3-Month HKD-HIBOR	1.120	Quarterly	06/17/2025		84,100	573	138	711	29	0
Pay	3-Month HKD-HIBOR	1.600	Quarterly	06/17/2025		176,300	(977)	(305)	(1,282)	0	(58)
Receive	3-Month HKD-HIBOR	0.575	Quarterly	09/16/2025		110,900	1,003	196	1,199	46	0
Pay	3-Month HKD-HIBOR	0.618	Quarterly	09/16/2025		236,200	(2,108)	(419)	(2,527)	0	(97)
Receive	3-Month HKD-HIBOR	0.700	Quarterly	09/16/2025		317,800	2,759	568	3,327	129	0
Pay	3-Month HKD-HIBOR	0.790	Quarterly	09/16/2025		116,500	(981)	(210)	(1,191)	0	(47)
Receive	3-Month HKD-HIBOR	1.085	Quarterly	09/16/2025		304,200	2,297	564	2,861	121	0
Receive	3-Month HKD-HIBOR	0.550	Quarterly	12/16/2025		101,900	1,009	197	1,206	45	0
Pay	3-Month HKD-HIBOR	0.583	Quarterly	12/16/2025		232,700	(2,281)	(449)	(2,730)	0	(103)
Pay	3-Month HKD-HIBOR	0.680	Quarterly	12/16/2025		93,400	(886)	(182)	(1,068)	0	(41)
Receive	3-Month HKD-HIBOR	0.698	Quarterly	12/16/2025		58,000	547	113	660	26	0
Pay	3-Month HKD-HIBOR	0.705	Quarterly	12/16/2025		60,000	(564)	(117)	(681)	0	(26)
Pay	3-Month HKD-HIBOR	0.500	Quarterly	03/17/2026		450,200	(4,887)	(913)	(5,800)	0	(213)
Receive	3-Month HKD-HIBOR	0.560	Quarterly	03/17/2026		83,300	887	170	1,057	39	0
Receive	3-Month HKD-HIBOR	0.568	Quarterly	03/17/2026		152,300	1,617	311	1,928	72	0
Pay	3-Month HKD-HIBOR	0.598	Quarterly	03/17/2026		65,100	(684)	(134)	(818)	0	(31)
Receive	3-Month HKD-HIBOR	0.607	Quarterly	03/17/2026		180,800	1,895	370	2,265	85	0
Receive	3-Month HKD-HIBOR	0.608	Quarterly	03/17/2026		154,400	1,618	316	1,934	72	0
Receive	3-Month HKD-HIBOR	0.670	Quarterly	03/17/2026		229,500	2,354	473	2,827	107	0
Receive	3-Month HKD-HIBOR	0.900	Quarterly	03/17/2026		594,600	5,617	1,252	6,869	273	0
Pay	3-Month HKD-HIBOR	0.910	Quarterly	03/17/2026		98,100	(923)	(207)	(1,130)	0	(45)
Receive	3-Month HKD-HIBOR	1.000	Quarterly	03/17/2026		179,800	1,635	382	2,017	82	0
Pay	3-Month HKD-HIBOR	1.000	Quarterly	06/16/2026		481,500	(4,697)	(1,086)	(5,783)	0	(235)
Receive	3-Month HKD-HIBOR	0.750	Quarterly	09/15/2026		663,700	7,699	1,403	9,102	361	0
Pay	3-Month HKD-HIBOR	0.883	Quarterly	09/15/2026		2,100	(23)	(5)	(28)	0	(1)
Receive	3-Month HKD-HIBOR	1.250	Quarterly	12/15/2026		963,300	9,284	2,697	11,981	552	0
Pay	3-Month HKD-HIBOR	1.500	Quarterly	03/16/2027		954,300	(8,692)	(2,790)	(11,482)	0	(580)
Receive	3-Month HKD-HIBOR	1.750	Quarterly	03/16/2027		423,800	3,475	1,151	4,626	254	0
Receive	3-Month HKD-HIBOR	2.000	Quarterly	03/16/2027		209,200	1,471	578	2,049	123	0
Pay	3-Month HKD-HIBOR	2.750	Quarterly	03/16/2027		336,800	(1,188)	(982)	(2,170)	0	(189)
Receive	3-Month HKD-HIBOR	3.000	Quarterly	06/15/2027		188,500	459	568	1,027	111	0
Receive	3-Month HKD-HIBOR	3.000	Quarterly	09/21/2027		231,700	446	871	1,317	145	0
Receive	3-Month HKD-HIBOR	3.250	Quarterly	09/21/2027		301,000	352	981	1,333	186	0
Receive	3-Month HKD-HIBOR	3.500	Quarterly	09/21/2027		1,026,490	(101)	3,357	3,256	623	0
Receive	3-Month HKD-HIBOR	3.750	Quarterly	09/21/2027		1,301,900	(1,899)	4,393	2,494	778	0
Pay	3-Month HKD-HIBOR	4.000	Quarterly	12/21/2027		977,000	(875)	337	(538)	0	(597)
Pay	3-Month HKD-HIBOR	4.500	Quarterly	12/21/2027		434,500	776	135	911	0	(257)
Pay	3-Month HKD-HIBOR	3.250	Quarterly	03/15/2028		2,547,800	(819)	(10,782)	(11,601)	0	(1,665)
Receive	3-Month HKD-HIBOR	3.750	Quarterly	03/15/2028		2,292,900	3,004	1,051	4,055	1,454	0
Receive	3-Month ILS-TELBOR	0.730	Annual	05/21/2026	ILS	46,000	1,135	8	1,143	35	0
Pay	3-Month ILS-TELBOR	0.628	Annual	06/25/2026		115,000	(3,016)	130	(2,886)	0	(91)
Receive	3-Month ILS-TELBOR	0.601	Annual	07/05/2026		46,700	1,245	0	1,245	38	0
Pay	3-Month ILS-TELBOR	0.520	Annual	07/26/2026		358,400	(9,934)	193	(9,741)	0	(298)
Receive	3-Month ILS-TELBOR	0.692	Annual	09/13/2026		690,300	18,721	(1,512)	17,209	591	0
Pay	3-Month ILS-TELBOR	0.900	Annual	10/07/2026		85,500	(2,181)	38	(2,143)	0	(73)
Receive	3-Month ILS-TELBOR	1.049	Annual	11/12/2026		101,400	2,517	(122)	2,395	90	0
Pay	3-Month ILS-TELBOR	0.905	Annual	11/25/2026		149,100	(3,919)	197	(3,722)	0	(134)
Pay	3-Month ILS-TELBOR	0.750	Annual	12/10/2026		449,700	(12,380)	587	(11,793)	0	(406)
Pay	3-Month ILS-TELBOR	0.760	Annual	12/10/2026		160,000	(4,390)	210	(4,180)	0	(145)
Receive	3-Month ILS-TELBOR	0.965	Annual	01/14/2027		197,000	5,224	45	5,269	183	0
Receive	3-Month ILS-TELBOR	1.105	Annual	01/21/2027		360,600	9,128	(20)	9,108	335	0
Receive	3-Month ILS-TELBOR	1.178	Annual	02/04/2027		297,900	7,390	(125)	7,265	278	0
Receive	3-Month ILS-TELBOR	1.398	Annual	03/04/2027		120,000	2,765	(146)	2,619	113	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	3-Month ILS-TELBOR	1.683	Annual	03/21/2027		159,900	(3,254)	257	(2,997)	0	(151)
Pay	3-Month ILS-TELBOR	1.885	Annual	04/01/2027		149,500	(2,775)	(159)	(2,934)	0	(142)
Receive	3-Month ILS-TELBOR	2.025	Annual	04/11/2027		165,700	2,832	111	2,943	157	0
Receive	3-Month ILS-TELBOR	2.450	Annual	05/20/2027		352,700	4,674	129	4,803	348	0
Receive	3-Month ILS-TELBOR	2.390	Annual	05/27/2027		232,900	3,237	51	3,288	230	0
Pay	3-Month ILS-TELBOR	2.825	Annual	06/10/2027		240,800	(2,198)	(137)	(2,335)	0	(239)
Pay	3-Month ILS-TELBOR	2.840	Annual	06/10/2027		101,000	(906)	(58)	(964)	0	(100)
Receive	3-Month ILS-TELBOR	3.210	Annual	06/17/2027		405,400	2,256	110	2,366	404	0
Receive	3-Month ILS-TELBOR	2.670	Annual	07/15/2027		145,600	1,647	(686)	961	149	0
Receive	3-Month ILS-TELBOR	2.666	Annual	07/18/2027		307,600	3,478	(1,423)	2,055	316	0
Pay	3-Month ILS-TELBOR	3.290	Annual	11/16/2027		342,738	0	(314)	(314)	0	(380)
Pay	3-Month ILS-TELBOR	3.260	Annual	11/18/2027		557,400	268	(1,005)	(737)	0	(619)
Receive	3-Month ILS-TELBOR	3.670	Annual	12/30/2027		151,900	0	(635)	(635)	172	0
Receive	3-Month ILS-TELBOR	3.650	Annual	01/02/2028		150,800	0	(138)	(138)	171	0
Receive	3-Month ILS-TELBOR	3.570	Annual	01/05/2028		257,800	422	(389)	33	296	0
Receive	3-Month ILS-TELBOR	3.475	Annual	01/06/2028		64,300	176	(96)	80	74	0
Receive	3-Month ILS-TELBOR	3.980	Annual	02/23/2028		68,400	(228)	(129)	(357)	81	0
Receive	3-Month ILS-TELBOR	4.030	Annual	02/24/2028		375,300	(1,472)	(719)	(2,191)	443	0
Receive	3-Month ILS-TELBOR	4.039	Annual	02/24/2028		83,200	(335)	(160)	(495)	98	0
Pay	3-Month ILS-TELBOR	3.870	Annual	03/16/2028		255,500	790	283	1,073	0	(303)
Pay	3-Month ILS-TELBOR	3.590	Annual	03/31/2028		193,000	0	181	181	0	(230)
Pay	3-Month ILS-TELBOR	3.530	Annual	04/03/2028		276,800	(143)	(636)	(779)	0	(329)
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028		234,400	(144)	555	411	288	0
Pay	3-Month KRW-KORIBOR	3.250	Quarterly	03/15/2028	KRW	358,481,500	2,945	(6,161)	(3,216)	0	(707)
Receive	3-Month KRW-KORIBOR	3.500	Quarterly	03/15/2028		214,128,800	(1,629)	1,750	121	422	0
Receive	3-Month KRW-KORIBOR	3.000	Quarterly	06/21/2028		260,036,800	4,034	586	4,620	532	0
Receive	3-Month PLN-WIBOR	5.170	Annual	01/24/2028	PLN	266,600	1,265	(1,084)	181	0	(150)
Receive	3-Month PLN-WIBOR	6.040	Annual	02/24/2028		252,100	0	(2,328)	(2,328)	0	(161)
Pay	3-Month PLN-WIBOR	5.430	Annual	03/16/2028		226,100	0	683	683	140	0
Pay	3-Month PLN-WIBOR	5.540	Annual	06/01/2028		313,200	1,728	(36)	1,692	119	0
Pay	3-Month PLN-WIBOR	4.930	Annual	06/29/2028		314,700	0	(214)	(214)	215	0
Pay	3-Month THB-THBFIX Compounded-OIS	2.000	Quarterly	03/15/2028	THB	2,487,200	81	(1,505)	(1,424)	0	(42)
Receive	3-Month THB-THBFIX Compounded-OIS	2.250	Quarterly	03/15/2028		3,907,600	1,036	(49)	987	54	0
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	01/17/2025	ZAR	553,100	2,181	(2,958)	(777)	0	(15)
Receive	3-Month ZAR-JIBAR	6.460	Quarterly	03/04/2025		166,400	(447)	743	296	5	0
Pay	3-Month ZAR-JIBAR	6.620	Quarterly	03/11/2025		204,900	634	(969)	(335)	0	(6)
Receive	3-Month ZAR-JIBAR	7.520	Quarterly	03/20/2025		482,300	(2,567)	2,981	414	13	0
Receive	3-Month ZAR-JIBAR	7.200	Quarterly	03/25/2025		665,400	(3,035)	3,787	752	20	0
Pay	3-Month ZAR-JIBAR	6.200	Quarterly	04/22/2025		227,300	505	(1,004)	(499)	0	(7)
Pay	3-Month ZAR-JIBAR	6.320	Quarterly	04/23/2025		161,000	407	(742)	(335)	0	(5)
Pay	3-Month ZAR-JIBAR	5.740	Quarterly	05/06/2025		243,100	263	(960)	(697)	0	(7)
Pay	3-Month ZAR-JIBAR	5.330	Quarterly	05/13/2025		265,000	(69)	(813)	(882)	0	(10)
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	05/27/2025		276,500	(45)	(796)	(841)	0	(11)
Pay	3-Month ZAR-JIBAR	5.120	Quarterly	09/02/2025		64,800	(76)	(160)	(236)	0	(3)
Receive	3-Month ZAR-JIBAR	4.938	Quarterly	09/18/2025		285,200	480	607	1,087	15	0
Receive	3-Month ZAR-JIBAR	4.900	Quarterly	11/12/2025		222,100	473	464	937	12	0
Receive	3-Month ZAR-JIBAR	5.780	Quarterly	03/03/2026		570,300	43	1,932	1,975	41	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	03/17/2026		19,900	(9)	73	64	1	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		649,650	115	(2,648)	(2,533)	0	(59)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		488,550	9	(1,968)	(1,959)	0	(44)
Receive	3-Month ZAR-JIBAR	5.860	Quarterly	06/23/2026		1,192,700	0	4,337	4,337	112	0
Receive	3-Month ZAR-JIBAR	6.023	Quarterly	07/01/2026		240,100	36	841	877	22	0
Pay	3-Month ZAR-JIBAR	5.739	Quarterly	07/28/2026		1,002,200	(14)	(4,068)	(4,082)	0	(98)
Receive	3-Month ZAR-JIBAR	5.980	Quarterly	09/22/2026		562,900	0	2,108	2,108	60	0
Receive	3-Month ZAR-JIBAR	6.231	Quarterly	09/29/2026		1,131,400	269	3,537	3,806	121	0
Pay	3-Month ZAR-JIBAR	6.855	Quarterly	11/03/2026		544,160	0	(1,396)	(1,396)	0	(58)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		12,500	14	(49)	(35)	0	(1)
Pay	3-Month ZAR-JIBAR	6.300	Quarterly	12/23/2026		123,200	0	(432)	(432)	0	(15)
Pay	3-Month ZAR-JIBAR	6.308	Quarterly	12/23/2026		365,000	0	(1,277)	(1,277)	0	(43)
Pay	3-Month ZAR-JIBAR	6.310	Quarterly	12/23/2026		72,000	0	(252)	(252)	0	(8)
Pay	3-Month ZAR-JIBAR	6.400	Quarterly	12/30/2026		613,500	0	(2,054)	(2,054)	0	(73)
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	01/04/2027		680,200	(34)	(2,218)	(2,252)	0	(79)
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	01/12/2027		1,443,300	26	4,424	4,450	168	0
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	02/23/2027		1,384,400	0	(4,597)	(4,597)	0	(165)
Receive	3-Month ZAR-JIBAR	7.049	Quarterly	03/09/2027		1,641,900	265	3,818	4,083	197	0
Receive	3-Month ZAR-JIBAR	7.489	Quarterly	05/18/2027		1,431,400	0	2,617	2,617	172	0
Receive	3-Month ZAR-JIBAR	8.064	Quarterly	07/27/2027		1,810,900	0	1,559	1,559	214	0
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	08/03/2027		860,500	0	(883)	(883)	0	(102)
Receive	3-Month ZAR-JIBAR	7.740	Quarterly	08/17/2027		2,516,600	4,821	(1,030)	3,791	299	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		2,539,600	(5)	(233)	(238)	0	(292)
Pay	3-Month ZAR-JIBAR	8.055	Quarterly	11/14/2027		790,100	0	(808)	(808)	0	(91)
Pay	3-Month ZAR-JIBAR	7.900	Quarterly	01/06/2028		1,432,000	0	(2,042)	(2,042)	0	(162)
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	01/09/2028		1,432,000	0	(2,559)	(2,559)	0	(163)
Pay	3-Month ZAR-JIBAR	7.705	Quarterly	01/10/2028		4,619,000	242	(8,741)	(8,499)	0	(525)
Receive	3-Month ZAR-JIBAR	8.205	Quarterly	02/17/2028		2,237,700	0	1,881	1,881	246	0
Receive	3-Month ZAR-JIBAR	8.375	Quarterly	02/23/2028		1,400,000	0	697	697	152	0
Receive	3-Month ZAR-JIBAR	8.395	Quarterly	02/23/2028		1,110,000	0	507	507	121	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	3-Month ZAR-JIBAR	8.430	Quarterly	02/23/2028		742,000	924	(1,209)	(285)	0	(81)
Receive	3-Month ZAR-JIBAR	8.465	Quarterly	02/23/2028		1,542,600	0	479	479	168	0
Receive	3-Month ZAR-JIBAR	8.120	Quarterly	03/13/2028		891,100	642	331	973	98	0
Receive	3-Month ZAR-JIBAR	8.510	Quarterly	04/25/2028		744,800	0	197	197	79	0
Receive	3-Month ZAR-JIBAR	8.560	Quarterly	04/25/2028		2,084,600	0	323	323	221	0
Receive	3-Month ZAR-JIBAR	8.950	Quarterly	05/11/2028		1,009,500	665	(1,337)	(672)	105	0
Receive	3-Month ZAR-JIBAR	9.350	Quarterly	05/18/2028		805,900	(494)	(727)	(1,221)	83	0
Pay	3-Month ZAR-JIBAR	9.185	Quarterly	06/12/2028		1,393,300	1,611	(129)	1,482	0	(145)
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	289,000	1,705	(656)	1,049	0	(2,070)
Pay	6-Month CLP-CHILIBOR	6.210	Semi-Annual	03/27/2026	CLP	30,268,800	0	(337)	(337)	0	(3)
Pay	6-Month CLP-CHILIBOR	6.300	Semi-Annual	03/27/2026		74,000,000	0	(591)	(591)	0	(6)
Pay	6-Month CLP-CHILIBOR	2.500	Semi-Annual	05/07/2026		9,017,900	7	(1,177)	(1,170)	0	(9)
Pay	6-Month CLP-CHILIBOR	2.840	Semi-Annual	05/28/2026		12,369,600	0	(1,392)	(1,392)	0	(15)
Pay	6-Month CLP-CHILIBOR	3.570	Semi-Annual	07/09/2026		20,313,700	3	(2,571)	(2,568)	0	(1)
Receive	6-Month CLP-CHILIBOR	3.728	Semi-Annual	08/20/2026		37,043,400	0	4,044	4,044	14	0
Receive	6-Month CLP-CHILIBOR	5.620	Semi-Annual	10/22/2026		52,420,300	0	956	956	37	0
Pay	6-Month CLP-CHILIBOR	5.220	Semi-Annual	11/19/2026		26,905,300	0	(757)	(757)	0	(23)
Receive	6-Month CLP-CHILIBOR	5.960	Semi-Annual	01/18/2027		37,800,000	0	683	683	0	(14)
Receive	6-Month CLP-CHILIBOR	5.975	Semi-Annual	01/18/2027		16,508,200	0	287	287	0	(6)
Receive	6-Month CLP-CHILIBOR	6.220	Semi-Annual	03/11/2027		46,769,000	1,897	(2,208)	(311)	0	(7)
Receive	6-Month CLP-CHILIBOR	6.760	Semi-Annual	04/18/2027		33,032,800	0	(1,303)	(1,303)	11	0
Receive	6-Month CLP-CHILIBOR	6.885	Semi-Annual	05/13/2027		47,835,800	0	(2,454)	(2,454)	14	0
Pay	6-Month CLP-CHILIBOR	6.230	Semi-Annual	05/27/2027		48,685,700	(4)	1,238	1,234	0	(17)
Pay	6-Month CLP-CHILIBOR	6.207	Semi-Annual	05/31/2027		53,363,100	0	1,311	1,311	0	(18)
Receive	6-Month CLP-CHILIBOR	7.161	Semi-Annual	06/17/2027		84,399,400	0	(6,126)	(6,126)	0	(18)
Receive	6-Month CLP-CHILIBOR	7.174	Semi-Annual	06/17/2027		50,663,400	0	(3,706)	(3,706)	0	(11)
Receive	6-Month CLP-CHILIBOR	7.480	Semi-Annual	09/23/2027		39,184,900	0	(3,271)	(3,271)	0	(12)
Receive	6-Month CLP-CHILIBOR	7.700	Semi-Annual	09/26/2027		19,765,100	0	(1,888)	(1,888)	0	(6)
Pay	6-Month CLP-CHILIBOR	6.936	Semi-Annual	10/18/2027		44,035,100	0	2,716	2,716	0	(5)
Pay	6-Month CLP-CHILIBOR	6.804	Semi-Annual	10/19/2027		40,372,000	0	2,230	2,230	0	(6)
Pay	6-Month CLP-CHILIBOR	5.261	Semi-Annual	11/17/2027		60,180,600	0	(948)	(948)	0	(27)
Pay	6-Month CLP-CHILIBOR	5.280	Semi-Annual	11/17/2027		61,454,300	0	(911)	(911)	0	(27)
Pay	6-Month CLP-CHILIBOR	5.300	Semi-Annual	11/17/2027		14,988,800	0	(207)	(207)	0	(7)
Pay	6-Month CLP-CHILIBOR	5.358	Semi-Annual	11/18/2027		38,109,400	0	(405)	(405)	0	(16)
Pay	6-Month CLP-CHILIBOR	5.420	Semi-Annual	11/18/2027		114,815,100	0	(863)	(863)	0	(47)
Pay	6-Month CLP-CHILIBOR	5.530	Semi-Annual	11/18/2027		38,371,600	0	(76)	(76)	0	(15)
Receive	6-Month CLP-CHILIBOR	5.684	Semi-Annual	12/14/2027		37,581,200	0	(476)	(476)	0	0
Receive	6-Month CLP-CHILIBOR	5.730	Semi-Annual	12/15/2027		17,345,100	0	(264)	(264)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.650	Semi-Annual	02/03/2028		59,157,200	0	775	775	0	(43)
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	02/16/2028		45,622,900	0	(436)	(436)	0	(29)
Receive	6-Month CLP-CHILIBOR	6.370	Semi-Annual	03/03/2028		35,480,300	0	(1,198)	(1,198)	0	(20)
Receive	6-Month CLP-CHILIBOR	6.380	Semi-Annual	03/03/2028		37,609,100	0	(1,291)	(1,291)	0	(21)
Receive	6-Month CLP-CHILIBOR	6.490	Semi-Annual	03/06/2028		76,219,100	0	(3,131)	(3,131)	0	(35)
Receive	6-Month CLP-CHILIBOR	6.320	Semi-Annual	03/07/2028		36,032,800	0	(1,147)	(1,147)	0	(16)
Receive	6-Month CLP-CHILIBOR	6.385	Semi-Annual	03/07/2028		22,932,900	0	(813)	(813)	0	(10)
Pay	6-Month CLP-CHILIBOR	5.458	Semi-Annual	03/20/2028		65,873,400	0	(884)	(884)	2	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	6-Month CLP-CHILIBOR	5.293	Semi-Annual	03/21/2028		39,594,200	0	(886)	(886)	0	0
Pay	6-Month CLP-CHILIBOR	5.300	Semi-Annual	03/22/2028		51,030,900	0	(1,111)	(1,111)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.830	Semi-Annual	04/25/2028		14,103,200	69	150	219	0	(5)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	05/31/2028		18,757,300	0	(402)	(402)	5	0
Receive	6-Month CLP-CHILIBOR	5.798	Semi-Annual	05/31/2028		74,694,800	0	(1,673)	(1,673)	19	0
Receive	6-Month CLP-CHILIBOR	5.650	Semi-Annual	06/01/2028		37,896,200	0	(552)	(552)	8	0
Receive	6-Month CLP-CHILIBOR	5.699	Semi-Annual	06/01/2028		63,930,000	0	(1,102)	(1,102)	13	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	06/13/2028		22,913,200	0	(51)	(51)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	06/14/2028		23,240,900	0	(123)	(123)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.237	Semi-Annual	06/14/2028		31,615,500	0	(156)	(156)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.158	Semi-Annual	06/15/2028		106,782,500	0	(961)	(961)	0	0
Pay	6-Month CLP-CHILIBOR	5.133	Semi-Annual	06/23/2028		42,954,000	0	(351)	(351)	13	0
Receive	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025	CZK	401,600	(154)	1,694	1,540	37	0
Pay	6-Month CZK-PRIBOR	1.385	Annual	03/06/2025		895,800	(480)	(3,339)	(3,819)	0	(86)
Pay	6-Month CZK-PRIBOR	1.113	Annual	03/13/2025		129,900	(130)	(451)	(581)	0	(13)
Pay	6-Month CZK-PRIBOR	1.124	Annual	03/13/2025		527,700	(518)	(1,837)	(2,355)	0	(52)
Pay	6-Month CZK-PRIBOR	0.590	Annual	03/26/2025		282,200	(542)	(826)	(1,368)	0	(29)
Pay	6-Month CZK-PRIBOR	0.710	Annual	03/30/2025		237,700	(409)	(718)	(1,127)	0	(24)
Receive	6-Month CZK-PRIBOR	0.690	Annual	05/04/2025		185,400	334	519	853	18	0
Pay	6-Month CZK-PRIBOR	0.421	Annual	05/15/2025		101,400	(247)	(238)	(485)	0	(10)
Receive	6-Month CZK-PRIBOR	0.637	Annual	07/24/2025		107,400	241	363	604	10	0
Receive	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025		5,600	12	18	30	1	0
Pay	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025		267,200	(611)	(812)	(1,423)	0	(31)
Receive	6-Month CZK-PRIBOR	1.100	Annual	12/31/2025		1,144,600	1,690	3,198	4,888	125	0
Receive	6-Month CZK-PRIBOR	1.570	Annual	03/09/2026		946,700	464	4,271	4,735	130	0
Receive	6-Month CZK-PRIBOR	1.580	Annual	03/19/2026		710,300	349	3,149	3,498	99	0
Pay	6-Month CZK-PRIBOR	1.775	Annual	06/04/2026		848,900	113	(3,763)	(3,650)	0	(123)
Receive	6-Month CZK-PRIBOR	1.934	Annual	07/02/2026		1,432,000	0	6,770	6,770	196	0
Receive	6-Month CZK-PRIBOR	1.972	Annual	07/07/2026		724,600	(123)	3,471	3,348	102	0
Pay	6-Month CZK-PRIBOR	1.715	Annual	07/23/2026		1,307,800	(75)	(6,465)	(6,540)	0	(196)
Receive	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		3,135,200	2,483	11,298	13,781	489	0
Pay	6-Month CZK-PRIBOR	3.770	Annual	02/11/2027		802,800	0	(1,782)	(1,782)	0	(138)
Receive	6-Month CZK-PRIBOR	4.300	Annual	03/18/2027		2,427,400	0	2,847	2,847	440	0
Receive	6-Month CZK-PRIBOR	4.876	Annual	04/19/2027		542,600	0	45	45	99	0
Receive	6-Month CZK-PRIBOR	4.880	Annual	04/19/2027		548,900	0	42	42	101	0
Receive	6-Month CZK-PRIBOR	5.370	Annual	05/13/2027		1,458,000	0	(1,237)	(1,237)	262	0
Receive	6-Month CZK-PRIBOR	5.285	Annual	05/20/2027		2,031,600	0	(1,505)	(1,505)	363	0
Receive	6-Month CZK-PRIBOR	5.185	Annual	05/24/2027		1,559,400	0	(914)	(914)	278	0
Receive	6-Month CZK-PRIBOR	5.640	Annual	06/10/2027		1,737,000	0	(2,477)	(2,477)	299	0
Pay	6-Month CZK-PRIBOR	5.140	Annual	07/11/2027		1,944,900	0	2,843	2,843	0	(334)
Pay	6-Month CZK-PRIBOR	5.175	Annual	07/11/2027		2,585,000	13	3,957	3,970	0	(443)
Pay	6-Month CZK-PRIBOR	4.805	Annual	08/19/2027		1,656,800	0	1,558	1,558	0	(308)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	6-Month CZK-PRIBOR	5.538	Annual	09/02/2027		2,336,700	0	(5,813)	(5,813)	436	0
Receive	6-Month CZK-PRIBOR	5.630	Annual	10/03/2027		1,433,850	0	(4,045)	(4,045)	275	0
Receive	6-Month CZK-PRIBOR	5.740	Annual	10/03/2027		917,650	0	(2,800)	(2,800)	176	0
Pay	6-Month CZK-PRIBOR	5.788	Annual	10/20/2027		1,930,700	0	6,205	6,205	0	(371)
Pay	6-Month CZK-PRIBOR	5.103	Annual	11/16/2027		2,607,200	0	4,936	4,936	0	(498)
Pay	6-Month CZK-PRIBOR	4.640	Annual	12/07/2027		1,923,600	0	1,993	1,993	0	(360)
Pay	6-Month CZK-PRIBOR	4.680	Annual	12/08/2027		1,923,600	0	2,166	2,166	0	(359)
Pay	6-Month CZK-PRIBOR	4.560	Annual	12/09/2027		1,923,600	0	1,699	1,699	0	(357)
Pay	6-Month CZK-PRIBOR	4.440	Annual	12/12/2027		3,107,400	0	2,019	2,019	0	(578)
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/15/2027		596,900	0	(596)	(596)	110	0
Receive	6-Month CZK-PRIBOR	4.590	Annual	12/16/2027		1,524,500	0	(1,498)	(1,498)	279	0
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/16/2027		450,700	(24)	(428)	(452)	82	0
Receive	6-Month CZK-PRIBOR	5.175	Annual	02/23/2028		400,300	0	(326)	(326)	78	0
Receive	6-Month CZK-PRIBOR	5.165	Annual	02/24/2028		850,000	(627)	(51)	(678)	165	0
Receive	6-Month CZK-PRIBOR	5.215	Annual	02/24/2028		2,100,300	(1,754)	(138)	(1,892)	408	0
Pay	6-Month CZK-PRIBOR	4.630	Annual	03/21/2028		1,031,800	0	(183)	(183)	0	(208)
Pay	6-Month CZK-PRIBOR	4.420	Annual	03/22/2028		1,173,200	0	(705)	(705)	0	(238)
Pay	6-Month CZK-PRIBOR	4.510	Annual	03/22/2028		1,031,800	0	(430)	(430)	0	(209)
Receive	6-Month CZK-PRIBOR	5.070	Annual	04/20/2028		921,900	0	(783)	(783)	187	0
Receive	6-Month CZK-PRIBOR	5.090	Annual	04/20/2028		1,112,400	0	(990)	(990)	225	0
Pay	6-Month CZK-PRIBOR	4.695	Annual	05/04/2028		1,061,900	0	161	161	0	(214)
Pay	6-Month CZK-PRIBOR	4.735	Annual	05/04/2028		872,300	0	203	203	0	(176)
Receive	6-Month CZK-PRIBOR	3.340	Annual	01/06/2032		1,460,900	6,237	(984)	5,253	441	0
Pay	6-Month CZK-PRIBOR	4.420	Annual	05/05/2032		78,800	129	(79)	50	0	(26)
Pay	6-Month CZK-PRIBOR	4.195	Annual	03/21/2033		1,347,300	34	(316)	(282)	0	(481)
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		576,800	0	(67)	(67)	0	(206)
Pay	6-Month CZK-PRIBOR	4.420	Annual	06/01/2033		564,500	704	(183)	521	0	(202)
Receive	6-Month CZK-PRIBOR	4.455	Annual	06/01/2033		616,200	0	(649)	(649)	220	0
Receive(5)	6-Month EUR-EURIBOR	3.500	Annual	09/20/2025	EUR	1,299,500	508	8,082	8,590	2,955	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		262,900	1,019	(590)	429	0	(1,670)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/20/2053		4,300	(5)	(7)	(12)	0	(30)
Receive	6-Month EUR-EURIBOR	1.250	Quarterly	03/15/2028	TWD	11,120,800	3,093	48	3,141	574	0
Receive	6-Month HUF-BBR	1.415	Annual	02/21/2025	HUF	12,565,900	580	6,510	7,090	121	0
Receive	6-Month HUF-BBR	1.465	Annual	02/24/2025		6,283,100	254	3,279	3,533	61	0
Receive	6-Month HUF-BBR	1.520	Annual	02/24/2025		3,926,800	133	2,064	2,197	38	0
Receive	6-Month HUF-BBR	1.450	Annual	02/25/2025		2,764,500	117	1,432	1,549	27	0
Pay	6-Month HUF-BBR	0.990	Annual	03/06/2025		12,219,600	(1,189)	(5,892)	(7,081)	0	(119)
Pay	6-Month HUF-BBR	0.860	Annual	03/13/2025		7,174,900	(817)	(3,349)	(4,166)	0	(70)
Pay	6-Month HUF-BBR	1.005	Annual	03/16/2025		7,015,000	(680)	(3,325)	(4,005)	0	(68)
Receive	6-Month HUF-BBR	0.980	Annual	03/24/2025		16,027,500	1,617	7,448	9,065	152	0
Pay	6-Month HUF-BBR	0.640	Annual	03/30/2025		8,685,400	(1,249)	(3,776)	(5,025)	0	(83)
Receive	6-Month HUF-BBR	1.380	Annual	04/15/2025		3,720,800	198	1,761	1,959	36	0
Receive	6-Month HUF-BBR	1.330	Annual	04/16/2025		5,483,800	327	2,577	2,904	54	0
Receive	6-Month HUF-BBR	1.360	Annual	04/16/2025		584,100	33	275	308	6	0
Pay	6-Month HUF-BBR	1.088	Annual	05/15/2025		7,937,600	(925)	(3,199)	(4,124)	0	(84)
Pay	6-Month HUF-BBR	0.905	Annual	06/05/2025		8,020,700	(1,104)	(2,962)	(4,066)	0	(81)
Pay	6-Month HUF-BBR	0.808	Annual	08/07/2025		4,274,500	(671)	(2,145)	(2,816)	0	(41)
Receive	6-Month HUF-BBR	0.850	Annual	08/10/2025		463,700	71	232	303	4	0
Receive	6-Month HUF-BBR	1.085	Annual	08/14/2025		18,513,500	2,339	9,352	11,691	178	0
Pay	6-Month HUF-BBR	1.085	Annual	11/16/2025		6,799,800	(838)	(2,989)	(3,827)	0	(74)
Pay	6-Month HUF-BBR	1.115	Annual	01/08/2026		18,304,400	(2,288)	(11,158)	(13,446)	0	(180)
Receive	6-Month HUF-BBR	1.220	Annual	01/15/2026		9,941,500	1,102	6,055	7,157	99	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	6-Month HUF-BBR	1.230	Annual	01/15/2026		15,498,800	1,697	9,449	11,146	155	0
Receive	6-Month HUF-BBR	1.980	Annual	03/09/2026		10,484,500	9	6,509	6,518	109	0
Receive	6-Month HUF-BBR	1.958	Annual	03/19/2026		21,108,600	84	12,873	12,957	216	0
Pay	6-Month HUF-BBR	1.920	Annual	04/16/2026		1,848,000	(17)	(1,081)	(1,098)	0	(20)
Pay	6-Month HUF-BBR	2.499	Annual	07/05/2026		8,174,200	214	(5,395)	(5,181)	0	(83)
Receive	6-Month HUF-BBR	2.558	Annual	08/06/2026		21,624,900	976	11,917	12,893	222	0
Receive	6-Month HUF-BBR	2.720	Annual	09/13/2026		16,557,940	915	8,296	9,211	165	0
Receive	6-Month HUF-BBR	4.700	Annual	12/27/2026		8,203,400	65	2,088	2,153	63	0
Pay	6-Month HUF-BBR	5.060	Annual	02/18/2027		21,565,400	0	(8,884)	(8,884)	0	(162)
Receive	6-Month HUF-BBR	5.500	Annual	03/04/2027		17,400,200	0	6,299	6,299	127	0
Receive	6-Month HUF-BBR	6.100	Annual	03/11/2027		20,219,900	2,183	3,848	6,031	141	0
Receive	6-Month HUF-BBR	6.280	Annual	03/18/2027		22,466,000	1,779	4,403	6,182	150	0
Receive	6-Month HUF-BBR	7.640	Annual	05/13/2027		22,982,600	0	2,327	2,327	151	0
Pay	6-Month HUF-BBR	10.100	Annual	07/15/2027		20,227,800	0	5,162	5,162	0	(73)
Pay	6-Month HUF-BBR	10.070	Annual	07/18/2027		17,745,300	0	4,487	4,487	0	(65)
Pay	6-Month HUF-BBR	9.625	Annual	08/15/2027		23,861,400	0	5,183	5,183	0	(85)
Receive	6-Month HUF-BBR	11.650	Annual	09/09/2027		8,065,900	0	(3,813)	(3,813)	22	0
Receive	6-Month HUF-BBR	11.524	Annual	09/12/2027		25,811,300	0	(11,890)	(11,890)	68	0
Pay	6-Month HUF-BBR	10.640	Annual	09/29/2027		6,781,200	(740)	3,199	2,459	0	(15)
Pay	6-Month HUF-BBR	12.500	Annual	10/19/2027		13,486,900	0	8,092	8,092	0	(29)
Pay	6-Month HUF-BBR	12.510	Annual	10/19/2027		24,742,600	0	14,875	14,875	0	(53)
Pay	6-Month HUF-BBR	11.350	Annual	11/11/2027		3,696,300	339	1,417	1,756	0	(10)
Pay	6-Month HUF-BBR	9.800	Annual	11/16/2027		28,570,314	0	8,342	8,342	0	(83)
Pay	6-Month HUF-BBR	10.000	Annual	11/18/2027		4,081,400	0	1,295	1,295	0	(12)
Pay	6-Month HUF-BBR	9.750	Annual	11/22/2027		3,628,786	0	1,054	1,054	0	(10)
Receive	6-Month HUF-BBR	10.050	Annual	12/15/2027		15,033,100	40	(5,269)	(5,229)	26	0
Receive	6-Month HUF-BBR	10.340	Annual	12/15/2027		16,210,500	0	(6,199)	(6,199)	27	0
Receive	6-Month HUF-BBR	9.900	Annual	12/16/2027		7,883,500	0	(2,609)	(2,609)	13	0
Receive	6-Month HUF-BBR	10.460	Annual	12/21/2027		18,654,600	0	(7,504)	(7,504)	22	0
Receive	6-Month HUF-BBR	10.700	Annual	12/22/2027		13,997,700	0	(6,056)	(6,056)	14	0
Receive	6-Month HUF-BBR	11.140	Annual	12/23/2027		2,716,000	0	(1,328)	(1,328)	2	0
Pay	6-Month HUF-BBR	8.650	Annual	01/19/2028		7,162,300	0	(135)	(135)	0	(9)
Pay	6-Month HUF-BBR	8.320	Annual	01/20/2028		7,142,600	0	(406)	(406)	0	(9)
Pay	6-Month HUF-BBR	8.550	Annual	01/24/2028		10,592,800	0	(280)	(280)	0	(13)
Pay	6-Month HUF-BBR	8.500	Annual	01/25/2028		49,476,600	(986)	(568)	(1,554)	0	(63)
Receive	6-Month HUF-BBR	9.490	Annual	04/11/2028		23,570,900	0	(3,225)	(3,225)	0	(1)
Receive	6-Month HUF-BBR	9.500	Annual	04/11/2028		9,662,000	0	(1,333)	(1,333)	0	(1)
Receive	6-Month HUF-BBR	9.510	Annual	04/11/2028		13,183,400	9	(1,844)	(1,835)	0	(1)
Pay	6-Month HUF-BBR	8.800	Annual	04/27/2028		11,676,400	0	800	800	0	(8)
Pay	6-Month HUF-BBR	8.712	Annual	04/28/2028		13,400,000	0	792	792	0	(11)
Pay	6-Month HUF-BBR	8.740	Annual	04/28/2028		42,900,900	2,295	380	2,675	0	(35)
Receive	6-Month PLN-WIBOR	1.933	Annual	01/17/2025	PLN	298,500	(1,972)	8,012	6,040	0	(47)
Pay	6-Month PLN-WIBOR	1.823	Annual	02/14/2025		344,400	2,041	(8,990)	(6,949)	63	0
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		302,300	1,027	(7,436)	(6,409)	57	0
Pay	6-Month PLN-WIBOR	1.145	Annual	03/13/2025		33,900	(11)	(762)	(773)	6	0
Receive	6-Month PLN-WIBOR	0.830	Annual	03/30/2025		64,100	221	1,310	1,531	0	(12)
Pay	6-Month PLN-WIBOR	0.560	Annual	04/17/2025		34,500	(215)	(640)	(855)	6	0
Pay	6-Month PLN-WIBOR	0.635	Annual	05/08/2025		2,200	(12)	(41)	(53)	0	0
Receive	6-Month PLN-WIBOR	0.705	Annual	05/29/2025		38,800	258	648	906	0	(8)
Pay	6-Month PLN-WIBOR	0.585	Annual	09/22/2025		65,900	(564)	(1,331)	(1,895)	17	0
Pay	6-Month PLN-WIBOR	0.580	Annual	01/11/2026		120,700	(1,114)	(3,144)	(4,258)	31	0
Receive	6-Month PLN-WIBOR	0.730	Annual	02/05/2026		107,000	824	2,762	3,586	0	(27)
Receive	6-Month PLN-WIBOR	0.890	Annual	02/12/2026		332,300	1,953	8,774	10,727	0	(85)
Receive	6-Month PLN-WIBOR	1.229	Annual	03/09/2026		107,900	204	2,979	3,183	0	(29)
Receive	6-Month PLN-WIBOR	1.188	Annual	03/19/2026		269,600	786	7,168	7,954	0	(71)
Receive	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		68,800	(13)	1,809	1,796	0	(17)
Pay	6-Month PLN-WIBOR	1.450	Annual	07/05/2026		13,800	5	(430)	(425)	3	0
Receive	6-Month PLN-WIBOR	1.405	Annual	08/10/2026		468,900	1,044	13,135	14,179	0	(107)
Pay	6-Month PLN-WIBOR	2.185	Annual	10/08/2026		30,420	0	(667)	(667)	8	0
Receive	6-Month PLN-WIBOR	2.983	Annual	11/08/2026		345,100	192	4,770	4,962	0	(95)
Pay	6-Month PLN-WIBOR	3.525	Annual	12/24/2026		55,200	0	(480)	(480)	18	0
Pay	6-Month PLN-WIBOR	3.600	Annual	12/27/2026		54,300	0	(435)	(435)	18	0
Receive	6-Month PLN-WIBOR	3.739	Annual	01/03/2027		67,900	96	951	1,047	0	(22)
Receive	6-Month PLN-WIBOR	4.219	Annual	02/04/2027		327,800	(182)	3,565	3,383	0	(113)
Pay	6-Month PLN-WIBOR	3.934	Annual	03/04/2027		267,300	(3,678)	389	(3,289)	88	0
Receive	6-Month PLN-WIBOR	4.830	Annual	03/18/2027		205,200	0	851	851	0	(78)
Receive	6-Month PLN-WIBOR	5.179	Annual	04/01/2027		249,800	0	200	200	0	(102)
Receive	6-Month PLN-WIBOR	6.405	Annual	05/20/2027		257,900	0	(2,745)	(2,745)	0	(120)
Pay	6-Month PLN-WIBOR	6.650	Annual	07/08/2027		308,900	0	6,540	6,540	162	0
Pay	6-Month PLN-WIBOR	6.720	Annual	07/11/2027		549,300	1,818	10,267	12,085	289	0
Receive	6-Month PLN-WIBOR	6.348	Annual	09/09/2027		878,900	2,890	(19,330)	(16,440)	0	(470)
Receive	6-Month PLN-WIBOR	6.650	Annual	09/29/2027		358,600	2,236	(10,260)	(8,024)	0	(206)
Pay	6-Month PLN-WIBOR	7.453	Annual	10/19/2027		465,100	0	14,643	14,643	292	0
Pay	6-Month PLN-WIBOR	6.455	Annual	11/16/2027		307,055	0	6,399	6,399	177	0
Pay	6-Month PLN-WIBOR	6.365	Annual	11/17/2027		202,700	0	4,027	4,027	116	0
Pay	6-Month PLN-WIBOR	6.310	Annual	11/18/2027		191,900	0	3,700	3,700	109	0
Pay	6-Month PLN-WIBOR	5.800	Annual	12/07/2027		399,500	0	5,595	5,595	224	0
Pay	6-Month PLN-WIBOR	5.750	Annual	12/08/2027		199,800	0	2,702	2,702	112	0
Pay	6-Month PLN-WIBOR	5.830	Annual	12/08/2027		399,500	0	5,750	5,750	225	0
Pay	6-Month PLN-WIBOR	5.670	Annual	12/09/2027		239,000	0	3,016	3,016	133	0
Pay	6-Month PLN-WIBOR	5.490	Annual	12/12/2027		241,100	0	2,580	2,580	133	0
Pay	6-Month PLN-WIBOR	5.525	Annual	12/12/2027		79,900	0	886	886	44	0
Receive	6-Month PLN-WIBOR	5.660	Annual	12/14/2027		73,500	0	(924)	(924)	0	(41)
Receive	6-Month PLN-WIBOR	5.610	Annual	12/15/2027		105,000	0	(1,265)	(1,265)	0	(59)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Receive	6-Month PLN-WIBOR	5.750	Annual	12/15/2027		227,400	0	(3,085)	(3,085)	0	(130)
Receive	6-Month PLN-WIBOR	5.600	Annual	12/16/2027		193,500	0	(2,312)	(2,312)	0	(109)
Pay	6-Month PLN-WIBOR	5.300	Annual	01/12/2028		242,600	0	102	102	137	0
Receive	28-Day MXN-TIIE	6.440	Lunar	01/28/2025	MXN	1,137,700	(1,705)	5,491	3,786	41	0
Receive	28-Day MXN-TIIE	6.390	Lunar	02/20/2025		256,400	(356)	1,243	887	9	0
Receive	28-Day MXN-TIIE	6.880	Lunar	03/18/2025		66,200	(148)	351	203	2	0
Receive	28-Day MXN-TIIE	6.950	Lunar	03/20/2025		355,100	(839)	1,898	1,059	13	0
Pay	28-Day MXN-TIIE	6.210	Lunar	03/28/2025		656,100	704	(3,090)	(2,386)	0	(26)
Pay	28-Day MXN-TIIE	6.230	Lunar	04/07/2025		462,100	521	(2,273)	(1,752)	0	(19)
Pay	28-Day MXN-TIIE	5.443	Lunar	04/17/2025		298,300	(104)	(1,244)	(1,348)	0	(14)
Pay	28-Day MXN-TIIE	5.440	Lunar	05/01/2025		216,700	(75)	(882)	(957)	0	(11)
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		358,200	(347)	(1,439)	(1,786)	0	(19)
Receive	28-Day MXN-TIIE	4.830	Lunar	06/25/2025		23,400	37	86	123	2	0
Receive	28-Day MXN-TIIE	4.849	Lunar	06/25/2025		242,500	377	889	1,266	17	0
Receive	28-Day MXN-TIIE	4.775	Lunar	06/26/2025		666,300	1,131	2,395	3,526	47	0
Pay	28-Day MXN-TIIE	5.080	Lunar	10/09/2025		496,500	(670)	(2,000)	(2,670)	0	(45)
Receive	28-Day MXN-TIIE	4.800	Lunar	02/05/2026		1,020,400	2,246	3,875	6,121	86	0
Receive	28-Day MXN-TIIE	5.550	Lunar	03/12/2026		529,400	368	2,414	2,782	40	0
Receive	28-Day MXN-TIIE	6.095	Lunar	03/20/2026		533,300	(258)	2,613	2,355	39	0
Receive	28-Day MXN-TIIE	5.880	Lunar	04/16/2026		238,200	5	1,131	1,136	17	0
Receive	28-Day MXN-TIIE	6.255	Lunar	05/21/2026		300,800	0	1,263	1,263	20	0
Pay	28-Day MXN-TIIE	6.050	Lunar	06/04/2026		594,700	(267)	(2,495)	(2,762)	0	(42)
Pay	28-Day MXN-TIIE	6.460	Lunar	06/18/2026		22,900	0	(90)	(90)	0	(2)
Receive	28-Day MXN-TIIE	6.625	Lunar	09/11/2026		276,450	0	1,024	1,024	21	0
Receive	28-Day MXN-TIIE	6.635	Lunar	09/11/2026		276,450	0	1,019	1,019	21	0
Receive	28-Day MXN-TIIE	6.740	Lunar	09/17/2026		484,000	0	1,681	1,681	37	0
Receive	28-Day MXN-TIIE	7.113	Lunar	09/24/2026		2,537,800	25	7,627	7,652	188	0
Receive	28-Day MXN-TIIE	7.170	Lunar	10/09/2026		473,600	0	1,332	1,332	35	0
Receive	28-Day MXN-TIIE	7.590	Lunar	10/29/2026		460,300	0	990	990	33	0
Receive	28-Day MXN-TIIE	7.353	Lunar	11/05/2026		857,680	0	2,148	2,148	63	0
Pay	28-Day MXN-TIIE	7.273	Lunar	11/12/2026		212,990	0	(552)	(552)	0	(16)
Pay	28-Day MXN-TIIE	7.300	Lunar	11/12/2026		300,000	0	(763)	(763)	0	(22)
Receive	28-Day MXN-TIIE	7.570	Lunar	11/19/2026		409,700	0	908	908	30	0
Pay	28-Day MXN-TIIE	7.109	Lunar	12/03/2026		2,318,700	0	(6,760)	(6,760)	0	(175)
Receive	28-Day MXN-TIIE	7.264	Lunar	12/17/2026		665,000	0	1,823	1,823	50	0
Receive	28-Day MXN-TIIE	7.673	Lunar	12/31/2026		785,100	0	1,507	1,507	57	0
Receive	28-Day MXN-TIIE	7.530	Lunar	01/14/2027		848,700	0	1,912	1,912	63	0
Receive	28-Day MXN-TIIE	7.383	Lunar	01/28/2027		776,400	0	1,878	1,878	58	0
Pay	28-Day MXN-TIIE	7.460	Lunar	02/04/2027		811,500	0	(1,811)	(1,811)	0	(61)
Pay	28-Day MXN-TIIE	7.745	Lunar	02/11/2027		412,400	0	(760)	(760)	0	(30)
Pay	28-Day MXN-TIIE	8.498	Lunar	03/11/2027		141,600	0	(59)	(59)	0	(10)
Receive	28-Day MXN-TIIE	8.385	Lunar	03/25/2027		774,600	1,160	(752)	408	54	0
Receive	28-Day MXN-TIIE	8.785	Lunar	05/06/2027		775,100	0	(181)	(181)	53	0
Receive	28-Day MXN-TIIE	8.770	Lunar	05/13/2027		903,200	0	(225)	(225)	62	0
Pay	28-Day MXN-TIIE	8.402	Lunar	05/20/2027		1,327,500	0	(553)	(553)	0	(92)
Pay	28-Day MXN-TIIE	8.400	Lunar	05/21/2027		1,377,800	0	(568)	(568)	0	(96)
Receive	28-Day MXN-TIIE	9.020	Lunar	06/03/2027		2,058,300	0	(1,541)	(1,541)	139	0
Receive	28-Day MXN-TIIE	9.070	Lunar	06/24/2027		761,200	0	(743)	(743)	52	0
Receive	28-Day MXN-TIIE	9.114	Lunar	06/24/2027		664,800	0	(706)	(706)	45	0
Pay	28-Day MXN-TIIE	8.810	Lunar	07/01/2027		1,306,400	0	509	509	0	(90)
Pay	28-Day MXN-TIIE	8.280	Lunar	07/29/2027		1,744,000	0	(1,103)	(1,103)	0	(126)
Pay	28-Day MXN-TIIE	8.124	Lunar	08/05/2027		777,000	(114)	(587)	(701)	0	(57)
Receive	28-Day MXN-TIIE	8.921	Lunar	08/25/2027		2,496,500	0	(1,790)	(1,790)	173	0
Receive	28-Day MXN-TIIE	9.060	Lunar	09/14/2027		1,731,000	0	(1,947)	(1,947)	118	0
Receive	28-Day MXN-TIIE	9.190	Lunar	09/17/2027		1,100,100	0	(1,550)	(1,550)	74	0
Receive	28-Day MXN-TIIE	9.536	Lunar	09/22/2027		1,148,800	0	(2,364)	(2,364)	76	0
Pay	28-Day MXN-TIIE	9.290	Lunar	09/23/2027		656,300	0	1,017	1,017	0	(44)
Pay	28-Day MXN-TIIE	9.300	Lunar	09/24/2027		1,003,900	0	1,581	1,581	0	(67)
Pay	28-Day MXN-TIIE	9.382	Lunar	10/12/2027		1,791,700	0	3,323	3,323	0	(118)
Pay	28-Day MXN-TIIE	8.600	Lunar	11/05/2027		970,000	0	238	238	0	(66)
Pay	28-Day MXN-TIIE	8.616	Lunar	11/05/2027		1,356,000	0	377	377	0	(92)
Pay	28-Day MXN-TIIE	8.630	Lunar	11/09/2027		862,900	34	254	288	0	(59)
Pay	28-Day MXN-TIIE	8.453	Lunar	11/30/2027		4,257,400	0	(195)	(195)	0	(290)
Pay	28-Day MXN-TIIE	8.480	Lunar	11/30/2027		1,346,600	0	16	16	0	(92)
Receive	28-Day MXN-TIIE	8.485	Lunar	01/24/2028		940,000	0	(89)	(89)	61	0
Receive	28-Day MXN-TIIE	8.940	Lunar	02/07/2028		1,065,900	0	(1,139)	(1,139)	66	0
Receive	28-Day MXN-TIIE	9.215	Lunar	02/09/2028		1,217,600	0	(2,066)	(2,066)	73	0
Receive	28-Day MXN-TIIE	9.345	Lunar	02/16/2028		875,500	0	(1,777)	(1,777)	51	0
Pay	28-Day MXN-TIIE	8.438	Lunar	03/20/2028		2,625,000	0	164	164	0	(160)
Receive	28-Day MXN-TIIE	8.728	Lunar	05/22/2028		1,838,100	0	(1,558)	(1,558)	101	0
Pay	28-Day MXN-TIIE	8.207	Lunar	06/19/2028		1,833,300	0	(618)	(618)	0	(102)
Pay	28-Day MXN-TIIE	8.250	Lunar	12/02/2032		992,100	0	629	629	88	0
Receive	28-Day MXN-TIIE	8.800	Lunar	02/02/2033		761,000	0	(2,021)	(2,021)	0	(74)
Receive	28-Day MXN-TIIE	8.755	Lunar	02/03/2033		475,100	0	(1,181)	(1,181)	0	(46)
Receive	28-Day MXN-TIIE	8.844	Lunar	02/07/2033		891,300	0	(2,541)	(2,541)	0	(87)
Pay	28-Day MXN-TIIE	8.374	Lunar	03/14/2033		1,146,900	0	1,221	1,221	106	0
Pay	28-Day MXN-TIIE	8.281	Lunar	03/28/2033		617,600	0	390	390	56	0
Receive	28-Day MXN-TIIE	8.563	Lunar	05/16/2033		615,600	0	(1,138)	(1,138)	0	(57)
Pay	28-Day MXN-TIIE	8.055	Lunar	06/13/2033		748,600	272	(386)	(114)	64	0
Receive(5)	CAONREPO Index	3.750	Semi-Annual	09/20/2025	CAD	1,008,300	6,443	5,632	12,075	0	(1,374)
Receive(5)	CAONREPO Index	3.000	Semi-Annual	09/20/2028		232,600	3,770	1,222	4,992	0	(895)
Receive(5)	CAONREPO Index	3.000	Semi-Annual	09/20/2033		350,700	8,429	346	8,775	0	(2,348)
Pay(5)	CAONREPO Index	3.250	Semi-Annual	09/20/2053		123,900	(390)	1,525	1,135	1,738	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

Pay	CPURNSA	2.525	Maturity	06/07/2033	$54,300	0	(133)	(133)	0	(54)

$172,275	$165,145	$337,420	$60,803	$(47,893)

Total Swap Agreements	$161,661	$172,613	$334,274	$65,471	$(47,893)

(i)

Securities with an aggregate market value of $131,299 and cash of $412,827 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2023.

(1)	Unsettled variation margin asset of $914 and liability of $(740) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2023	PLN	45,332	$10,796	$0	$(344)
07/2023	TRY	100,384	4,489	656	0
07/2023	$4,810	PLN	20,046	117	0
07/2023	340	TRY	7,695	0	(47)
08/2023	AUD	158,323	$107,022	1,429	0
08/2023	CAD	237	177	0	(2)
08/2023	EUR	30,889	33,298	0	(478)
08/2023	JPY	53,793,200	388,488	13,300	0
08/2023	NZD	147,243	93,340	2,993	0
08/2023	SEK	180,198	17,526	786	0
08/2023	$3,663	AUD	5,338	0	(103)
08/2023	3,851	CAD	5,114	12	0
08/2023	30,976	EUR	28,548	246	(6)
08/2023	10,096	GBP	8,073	159	0
08/2023	2,694	JPY	370,300	0	(112)
09/2023	HKD	426,126	$54,534	59	0
09/2023	IDR	876,353,865	58,412	222	0
09/2023	KRW	25,035,069	19,760	682	0
09/2023	TWD	977,779	32,210	746	0
09/2023	$83	INR	6,817	0	0
09/2023	18,500	JPY	2,544,756	0	(653)
09/2023	52,500	PHP	2,910,075	44	0
09/2023	50,200	TWD	1,524,323	0	(1,150)
BPS	07/2023	BRL	189,435	$39,308	0	(254)
07/2023	SGD	6,270	4,719	80	0
07/2023	TRY	13,443	573	60	0
07/2023	$38,572	BRL	189,435	991	0
07/2023	51,655	CZK	1,110,353	0	(722)
07/2023	4,744	PLN	19,852	134	0
07/2023	212	TRY	4,799	0	(29)
08/2023	CHF	12,344	$13,976	124	0
08/2023	CNH	230,653	33,380	1,548	0
08/2023	SEK	36,085	3,376	23	0
08/2023	TWD	489,412	16,030	310	0
08/2023	$3,029	CAD	4,012	1	0
08/2023	202,048	CHF	181,180	1,251	0
08/2023	21,881	EUR	20,160	172	(8)
08/2023	1,515	GBP	1,190	0	(4)
08/2023	27,138	MXN	472,480	245	0
08/2023	182	TWD	5,580	0	(3)
09/2023	AUD	46,200	$30,584	0	(258)
09/2023	BRL	137,359	27,400	0	(894)
09/2023	CLP	11,329,339	13,867	0	(133)
09/2023	CZK	343,003	15,700	6	0
09/2023	JPY	8,029,789	57,600	1,284	0
09/2023	PLN	42,546	10,000	0	(425)
09/2023	RON	46,400	10,000	0	(190)
09/2023	SEK	150,447	13,906	0	(94)
09/2023	THB	1,414,827	40,779	574	0
09/2023	$87,317	AUD	128,600	0	(1,465)
09/2023	19,200	BRL	94,762	320	0
09/2023	69,850	CAD	92,870	338	0
09/2023	15,800	COP	71,526,600	993	0
09/2023	70,221	EUR	64,000	0	(117)
09/2023	40,703	GBP	31,688	0	(451)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

	09/2023		19,750	HUF	6,803,733	0	(193)
	09/2023		47,391	ILS	170,017	0	(1,391)
	09/2023		107,830	INR	8,870,887	0	(23)
	09/2023		115,900	KRW	149,138,113	0	(2,250)
	09/2023		26,300	MXN	462,530	331	0
	09/2023		32,070	NOK	337,199	0	(571)
	09/2023		22,080	NZD	35,500	0	(301)
	09/2023		17,300	PLN	70,713	26	0
	09/2023		28,691	RON	130,991	102	(25)
	09/2023		104,763	THB	3,590,390	0	(2,734)
	09/2023		87,603	ZAR	1,623,386	0	(2,016)
	10/2023		14,592		271,767	0	(304)
	12/2023	MXN	1,825,826		$102,408	0	(1,127)
BRC	07/2023	CZK	805,256		36,463	1	(476)
	07/2023	JPY	32,570,000		253,023	27,276	0
	07/2023	MYR	559,237		121,889	1,355	0
	07/2023	SGD	3,584		2,670	19	0
	07/2023		$153	CZK	3,380	2	0
	07/2023		34,403	PLN	142,723	676	(5)
	07/2023		8,309	RON	38,228	101	0
	08/2023	COP	239,334,951		$56,179	0	(475)
	08/2023	GBP	11,490		14,431	3	(167)
	08/2023	HUF	527,568		1,520	0	(6)
	08/2023	JPY	632,241		4,777	368	0
	08/2023		$62,766	CNH	447,188	0	(1,051)
	08/2023		2,357	EUR	2,169	15	0
	08/2023		31,350	GBP	25,037	480	(25)
	08/2023		163	HUF	55,986	0	(1)
	08/2023		1,481	JPY	200,000	0	(86)
	08/2023		438	MXN	7,579	1	0
	09/2023	HKD	29,251		$3,744	5	0
	09/2023	ILS	325,391		90,966	2,928	0
	09/2023	SGD	58,604		43,891	433	0
	09/2023		$3,353	HKD	26,183	0	(5)
	09/2023		21,900	JPY	2,990,108	0	(929)
	09/2023		38,900	KRW	50,394,950	0	(497)
	09/2023		112,456	PEN	413,502	840	0
	10/2023	JPY	30,400,000		$212,875	0	(741)
CBK	07/2023	MXN	17,292		958	0	(49)
	07/2023	RON	136,684		30,232	163	0
	07/2023	TRY	42,667		1,822	189	0
	07/2023		$34,827	CZK	750,507	0	(400)
	07/2023		21,370	INR	1,754,156	0	(13)
	07/2023		141,080	PHP	7,696,055	0	(1,909)
	07/2023		878	PLN	3,592	5	0
	08/2023	CAD	116,328		$87,233	0	(633)
	08/2023	CNH	144,273		20,693	782	0
	08/2023	EUR	29,746		32,124	0	(402)
	08/2023	GBP	13,784		17,266	8	(251)
	08/2023	NOK	155,118		14,871	397	0
	08/2023	SEK	650,393		64,133	3,713	0
	08/2023	TWD	3,545,891		115,876	1,980	0
	08/2023		$101,177	CLP	81,376,379	0	(133)
	08/2023		18,479	EUR	17,147	272	(1)
	08/2023		267,643	GBP	211,548	1,088	0
	08/2023		6,927	JPY	950,500	0	(298)
	08/2023		30,173	ZAR	561,073	0	(490)
	09/2023	COP	83,497,600		$19,400	0	(204)
	09/2023	IDR	1,267,174		85	1	0
	09/2023	MXN	172,732		9,800	0	(146)
	09/2023	PEN	168,233		45,712	0	(383)
	09/2023	SEK	145,947		13,497	0	(85)
	09/2023		$63,054	IDR	938,111,651	0	(760)
	09/2023		404	ILS	1,499	1	0
	09/2023		191	KRW	245,412	0	(4)
	09/2023		7,770	NOK	81,666	0	(141)
	09/2023		11,713	PEN	43,066	87	0
	11/2023	ILS	6,199		$1,879	195	0
CLY	08/2023	NOK	175,953		16,788	371	0
DUB	08/2023		$200,000	MXN	3,471,500	1,194	0
	09/2023		11,490	HUF	3,955,956	0	(119)
GLM	07/2023	BRL	189,558		$39,669	80	0
	07/2023	PHP	861		16	0	0
	07/2023	PLN	12,986		3,074	0	(118)
	07/2023	SGD	1,336		1,007	18	0
	07/2023		$39,334	BRL	189,558	255	0
	07/2023		7	PLN	28	0	0
	08/2023	CHF	59,225		$66,914	458	0
	08/2023	NOK	69,371		6,538	65	0
	08/2023		$39,669	BRL	190,522	0	(75)
	09/2023	TWD	2,329,278		$76,535	1,584	0
	09/2023		$72,062	BRL	364,723	3,261	0
	09/2023		2,817	PEN	10,380	27	0
	09/2023		7,680	RON	35,042	23	(6)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

	09/2023		1,501	ZAR	27,756	0	(38)
JPM	07/2023	SGD	60,369		$45,689	1,031	0
	07/2023	TRY	30,727		1,289	113	0
	07/2023		$9,217	PHP	503,642	0	(110)
	07/2023		1,929	PLN	8,180	81	0
	07/2023		13,196	TRY	295,717	0	(1,905)
	08/2023	CAD	195,180		$145,954	0	(1,472)
	08/2023	CHF	107,147		121,836	1,608	0
	08/2023	CNH	799,743		115,730	5,360	0
	08/2023	EUR	2,433		2,664	4	0
	08/2023	GBP	80,491		101,851	0	(397)
	08/2023	JPY	103,904		782	57	0
	08/2023	NOK	25,580		2,411	25	0
	08/2023		$7,740	EUR	7,138	73	(8)
	08/2023		55,539	GBP	43,923	290	(32)
	08/2023		54,762	HUF	19,120,254	554	0
	08/2023		2,241	JPY	305,800	0	(108)
	08/2023		20,234	MXN	350,561	83	0
	08/2023		52,041	NZD	84,300	0	(315)
	09/2023	CHF	124,817		$138,900	0	(1,679)
	09/2023	HKD	39,704		5,088	12	0
	09/2023	IDR	928,860,697		62,305	625	0
	09/2023	ILS	267,659		75,350	2,932	0
	09/2023	INR	12,893,945		156,303	0	(396)
	09/2023	JPY	7,077,409		49,600	0	(36)
	09/2023	PHP	5,146,050		91,505	0	(1,411)
	09/2023	PLN	114,848		27,000	0	(1,140)
	09/2023	RON	97,483		21,000	0	(409)
	09/2023	SEK	145,977		13,497	0	(87)
	09/2023	THB	2,160,321		62,958	1,568	0
	09/2023		$17,482	AUD	25,400	0	(526)
	09/2023		60,797	BRL	307,245	2,656	0
	09/2023		72,000	CAD	95,914	488	0
	09/2023		18,000	CLP	14,677,200	137	0
	09/2023		123,336	GBP	96,000	0	(1,390)
	09/2023		17,260	HUF	5,940,593	0	(184)
	09/2023		317	IDR	4,720,178	0	(4)
	09/2023		65,678	ILS	233,864	0	(2,404)
	09/2023		25,400	KRW	32,189,420	0	(870)
	09/2023		34,300	MXN	607,031	652	0
	09/2023		22,660	NOK	237,691	0	(456)
	09/2023		47,239	NZD	76,000	0	(613)
	09/2023		44,892	PEN	165,291	397	0
	09/2023		20	PHP	1,102	0	0
	09/2023		25,000	RON	114,368	117	0
	09/2023		34,759	ZAR	651,106	0	(431)
	10/2023	MXN	68,372		$3,894	0	(24)
MBC	07/2023	CZK	36,979		1,717	21	0
	07/2023	JPY	11,500,000		88,055	8,129	0
	07/2023		$481	PLN	2,003	11	0
	07/2023		1,287	SGD	1,727	0	(9)
	08/2023	EUR	92,554		$102,131	927	0
	08/2023	GBP	318		402	0	(2)
	08/2023		$5,424	AUD	7,971	0	(108)
	08/2023		134,952	CAD	179,236	432	0
	08/2023		32,846	EUR	29,773	2	(292)
	08/2023		1,350	GBP	1,055	0	(9)
	08/2023		889	ZAR	17,297	26	0
	09/2023	KRW	46,407,765		$36,390	1,025	0
	09/2023		$1,824	HKD	14,254	0	(2)
	09/2023		3,000	INR	246,803	0	(1)
	09/2023	ZAR	71,784		$3,836	52	0
MYI	07/2023	CZK	23,947		1,088	0	(11)
	07/2023	IDR	141,325,297		9,405	0	(21)
	07/2023	INR	9,965,477		121,370	38	0
	07/2023	MYR	186,412		40,492	314	0
	07/2023	PLN	5,399		1,270	0	(57)
	07/2023	TRY	69,314		2,877	223	0
	07/2023		$27,558	COP	116,187,522	114	0
	07/2023		1,396	CZK	30,571	16	(10)
	07/2023		9,450	IDR	141,325,298	0	(24)
	07/2023		27,320	MYR	125,807	0	(204)
	07/2023		1,380	PLN	5,847	57	0
	07/2023		508	TRY	13,188	1	(3)
	08/2023	CAD	6,385		$4,771	0	(51)
	08/2023	JPY	9,408,461		70,798	5,178	0
	08/2023	NOK	445,375		42,064	508	0
	08/2023	TWD	532,633		17,563	454	0
	08/2023		$3,318	CAD	4,406	17	(7)
	08/2023		1,255	GBP	985	0	(3)
	08/2023		8,222	JPY	1,140,800	0	(265)
	08/2023		1,136	SEK	12,250	2	0
	08/2023		1,763	ZAR	34,479	61	0
	09/2023	IDR	141,448,148		$9,450	58	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

09/2023	INR	2,183,517	26,473	0	(64)
09/2023	KRW	52,154,827	40,755	1,010	0
09/2023	MXN	172,775	9,800	0	(148)
09/2023	THB	3,456,979	98,957	719	0
09/2023	TRY	23,068	864	0	(1)
09/2023	$83,650	CAD	110,548	67	(169)
09/2023	133,030	INR	10,945,255	1	(15)
NGF	08/2023	CNH	792,715	$115,485	6,084	0
RBC	07/2023	$30,913	MXN	594,807	3,776	0
07/2023	1,133	SGD	1,530	0	(1)
08/2023	GBP	14,805	$18,706	0	(101)
08/2023	$57,132	MXN	990,091	250	0
09/2023	MXN	400,145	$22,400	0	(640)
RYL	08/2023	$1,145	SEK	12,420	9	0
SCX	07/2023	26,035	CLP	20,959,930	32	0
07/2023	100,000	INR	8,215,000	19	0
07/2023	1,001	TRY	23,282	0	(112)
08/2023	CNH	238,516	$34,666	1,748	0
08/2023	GBP	4,198	5,296	0	(37)
08/2023	NZD	48,574	30,325	520	0
08/2023	SEK	663,110	62,233	632	0
08/2023	$1,130	GBP	912	28	0
09/2023	INR	6,322,442	$76,766	0	(70)
09/2023	THB	3,838,024	110,723	1,657	0
09/2023	TWD	817,026	26,798	508	0
09/2023	$99,511	IDR	1,479,650,993	0	(1,256)
09/2023	243,440	INR	20,020,737	0	(130)
SOG	07/2023	PLN	89,652	$20,811	0	(1,221)
07/2023	SGD	3,503	2,610	19	0
07/2023	$1,107	SGD	1,464	0	(24)
08/2023	1,146	ZAR	20,991	0	(36)
09/2023	34,835	IDR	518,285,629	0	(418)
SSB	07/2023	50,000	CLP	39,972,500	0	(288)
07/2023	50,000	COP	213,195,000	1,009	0
08/2023	50,000	221,260,000	2,575	0
09/2023	CLP	15,602,961	$19,133	0	(148)
TOR	07/2023	COP	210,300,000	50,000	0	(316)
07/2023	$46,484	COP	204,823,705	2,313	0
07/2023	225	CZK	4,798	0	(5)
08/2023	JPY	4,169,657	$31,446	2,364	0
08/2023	$1,371	CAD	1,834	14	0
08/2023	50,000	COP	211,870,000	244	0
08/2023	29,840	HUF	10,449,804	392	0
UAG	07/2023	JPY	13,290,000	$101,380	9,209	0
07/2023	TRY	963,105	42,317	5,545	0
07/2023	$272	CZK	5,880	0	(2)
07/2023	30,441	TRY	704,310	0	(3,550)
08/2023	CAD	4,854	$3,695	29	0
08/2023	GBP	67,094	84,806	0	(425)
08/2023	JPY	11,000,000	81,152	4,539	0
08/2023	$1,885	EUR	1,756	35	0
08/2023	2,332	ZAR	46,300	117	0
08/2023	ZAR	3,098,772	$161,387	0	(2,551)
09/2023	ILS	270,241	75,480	2,363	0
09/2023	$17,129	RON	77,804	0	(42)

Total Forward Foreign Currency Contracts	$165,440	$(59,255)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	3.750%	Quarterly	12/21/2027	MYR	1,299,300	$1,109	$57	$1,166	$0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2028	2,211,100	(2,104)	123	0	(1,981)
GLM	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028	147,000	173	45	218	0
Pay	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2028	596,100	1,818	(1,284)	534	0
GST	Pay	3-Month MYR-KLIBOR	3.750	Quarterly	12/21/2027	1,074,600	1,265	(300)	965	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2028	680,400	(17)	(593)	0	(610)
Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/15/2028	345,400	328	185	513	0
JPM	Pay	3-Month MYR-KLIBOR	3.750	Quarterly	12/21/2027	468,200	530	(110)	420	0
MBC	Pay	3-Month MYR-KLIBOR	4.000	Quarterly	12/21/2027	313,300	101	890	991	0
MYC	Pay	3-Month MYR-KLIBOR	4.250	Quarterly	12/21/2027	174,640	55	893	948	0
SCX	Pay	3-Month MYR-KLIBOR	4.250	Quarterly	12/21/2027	465,000	168	2,356	2,524	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/15/2028	202,900	(257)	75	0	(182)

$3,169	$2,337	$8,279	$(2,773)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2023 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
											Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Receive	BOVESPA Index	2,673	0.000%	Maturity	08/16/2023	BRL	322,126	$0	$(361)	$0	$(361)
	Receive	KOSPI2 Index	419,750,000	0.000%	Maturity	09/14/2023	KRW	145,054,015	0	(1,616)	0	(1,616)
	Pay	Thailand Equity Index	3,937,000	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/28/2023	THB	3,562,847	0	(1,070)	0	(1,070)

									$0	$(3,047)	$0	$(3,047)

Total Swap Agreements									$3,169	$(710)	$8,279	$(5,820)

(k)

Securities with an aggregate market value of $12,689 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 06/30/2023

Investments in Securities, at Value
Loan Participations and Assignments						$0		$0	$2,800		$2,800
Corporate Bonds & Notes
Banking & Finance						0		166,475	0		166,475
Industrials						0		15,904	0		15,904
Utilities						0		9,110	0		9,110
U.S. Government Agencies						0		33,899	0		33,899
Non-Agency Mortgage-Backed Securities						0		18,379	0		18,379
Asset-Backed Securities						0		157,250	0		157,250
Sovereign Issues						0		20,909	0		20,909
Commodities						0		661,734	0		661,734
Short-Term Instruments
Commercial Paper						696		153,589	0		154,285
Repurchase Agreements						0		1,327,909	0		1,327,909
Short-Term Notes						0		32,429	0		32,429
Japan Treasury Bills						0		684,518	0		684,518
U.S. Treasury Bills						0		122,796	0		122,796

						$696		$3,404,901	$2,800		$3,408,397
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$807,787		$0	$0		$807,787

Total Investments						$808,483		$3,404,901	$2,800		$4,216,184

Short Sales, at Value - Liabilities
U.S. Government Agencies						$0		$(407,836)	$0		$(407,836)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						29,637		65,520	0		95,157
Over the counter						0		173,719	0		173,719

						$29,637		$239,239	$0		$268,876
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(27,033)		(47,893)	0		(74,926)
Over the counter						0		(65,075)	0		(65,075)

						$(27,033)		$(112,968)	$0		$(140,001)

Total Financial Derivative Instruments						$2,604		$126,271	$0		$128,875

Totals						$811,087		$3,123,336	$2,800		$3,937,223

There were no significant transfers into or out of Level 3 during the period ended June 30, 2023.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subsidiary % of Consolidated Fund
Fund Name	Subsidiary	Incorporation	Net Assets
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	22.7%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	12.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	8.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	22.4%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	12.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	26.8%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to that the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of June 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Fund's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

Notes to Financial Statements (Cont.)

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$2,850,990	$5,080	$(329,383)	$(60,940)	$161,094	$2,626,841	$0	$0
PIMCO All Asset: Multi-Real Fund	2,180,287	0	(372,897)	(47,803)	12,335	1,771,922	0	0
PIMCO Emerging Markets Bond Fund	758,366	10,697	(246,862)	(7,711)	7,307	521,797	9,230	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	334,937	71,701	(1,406)	(4)	(1,208)	404,020	5,880	0
PIMCO Emerging Markets Local Currency and Bond Fund	719,202	9,509	(79,267)	(46,344)	60,734	663,834	9,551	0
PIMCO Extended Duration Fund	266,401	88,779	(1,959)	(327)	(9,193)	343,701	1,384	0
PIMCO Government Money Market Fund	82,638	356,866	(356,577)	0	0	82,927	938	0
PIMCO High Yield Fund	0	138,962	(28,035)	(37)	256	111,146	939	0
PIMCO Income Fund	175,914	18,527	(19,138)	(30)	(647)	174,626	2,772	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	204,737	420,894	(7,720)	(213)	(730)	616,968	3,505	0
PIMCO Investment Grade Credit Bond Fund	93,685	819	(35,945)	(7,641)	6,559	57,477	829	0
PIMCO Long Duration Total Return Fund	387,188	49,544	(52,960)	(2,654)	(3,402)	377,716	3,143	0
PIMCO Long-Term Credit Bond Fund	0	90,610	0	0	(1,514)	89,096	790	0
PIMCO Long-Term Real Return Fund	325,186	5,286	(53,126)	(2,229)	(6,957)	268,160	5,362	0
PIMCO Long-Term U.S. Government Fund	297,516	109,876	(2,242)	(200)	(10,519)	394,431	2,621	0
PIMCO Low Duration Fund	1,010,197	340,042	(190,692)	(4,323)	(11,299)	1,143,925	10,427	0
PIMCO RAE Emerging Markets Fund	307,366	48,888	(26,451)	(738)	19,068	348,133	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	461,061	78,720	(6,310)	(706)	(26,777)	505,988	2,606	0
PIMCO RAE International Fund	257,234	13,138	(52,984)	9,260	(1,086)	225,562	0	0
PIMCO RAE PLUS EMG Fund	88,682	764	(1,663)	(8)	4,187	91,962	764	0
PIMCO RAE PLUS International Fund	101,560	527	(1,374)	(521)	3,244	103,436	528	0
PIMCO RAE US Fund	153,564	69,112	(63,400)	(4,408)	5,471	160,339	0	0
PIMCO RAE US Small Fund	165,577	0	(105,985)	(7,112)	7,837	60,317	0	0

Notes to Financial Statements (Cont.)

PIMCO RAE Worldwide Long/Short PLUS Fund	472,024	39,813	(5,242)	(140)	7,774	514,229	866	0
PIMCO Real Return Fund	437,792	4,996	(61,100)	(1,369)	(8,781)	371,538	5,099	0
PIMCO RealEstateRealReturn Strategy Fund	192,339	0	(16,879)	(241)	(105)	175,114	0	0
PIMCO StocksPLUS Long Duration Fund	0	81,951	(82,678)	1,695	72	1,040	28	0
PIMCO Total Return Fund	1,149,167	280,152	(175,804)	(9,104)	(12,759)	1,231,652	12,348	0
PIMCO TRENDS Managed Futures Strategy Fund	482,721	20,750	(111,045)	(12,522)	40,640	420,544	0	0
Totals	$13,956,331	$2,356,003	$(2,489,124)	$(206,370)	$241,601	$13,858,441	$79,610	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$263,787	$4,867	$(13,857)	$(880)	$(3,282)	$250,635	$0	$0
PIMCO All Authority: Multi-RAE PLUS Fund	447,157	2,799	(92,792)	(1,309)	355	356,210	2,800	0
PIMCO CommoditiesPLUS® Strategy Fund	26,101	214	(24,920)	(3,608)	2,583	370	0	0
PIMCO CommodityRealReturn Strategy Fund®	49,823	0	(27,629)	(5,121)	3,168	20,241	0	0
PIMCO Emerging Markets Bond Fund	89,525	687	(65,962)	(1,841)	1,603	24,012	722	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	62,497	12,463	(2,761)	(157)	(62)	71,980	1,060	0
PIMCO Emerging Markets Local Currency and Bond Fund	121,854	5,138	(12,830)	(1,312)	3,782	116,632	1,650	0
PIMCO Extended Duration Fund	69,669	23,516	(3,394)	(326)	(2,342)	87,123	358	0
PIMCO Government Money Market Fund	19,844	144,152	(145,203)	0	0	18,793	214	0
PIMCO High Yield Fund	0	9,613	(4,674)	(3)	7	4,943	62	0
PIMCO Income Fund	26,796	2,293	(4,274)	54	(157)	24,712	403	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	59,524	88,262	(3,774)	(142)	(76)	143,794	860	0
PIMCO Investment Grade Credit Bond Fund	12,744	109	(5,214)	(1,021)	874	7,492	111	0
PIMCO Long Duration Total Return Fund	83,293	18,438	(4,125)	(308)	(1,692)	95,606	806	0
PIMCO Long-Term Credit Bond Fund	18,379	5,849	(796)	(23)	(342)	23,067	242	0
PIMCO Long-Term Real Return Fund	101,921	2,328	(14,765)	(823)	(2,145)	86,516	1,726	0
PIMCO Long-Term U.S. Government Fund	77,549	29,975	(3,928)	(206)	(2,713)	100,677	679	0
PIMCO Low Duration Fund	336,146	87,384	(43,932)	(983)	(4,556)	374,059	3,561	0
PIMCO RAE Emerging Markets Fund	40,479	7,415	(4,720)	225	2,185	45,584	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	87,496	19,115	(4,476)	(206)	(4,889)	97,040	502	0
PIMCO RAE International Fund	48,397	1,108	(13,066)	481	962	37,882	0	0
PIMCO RAE PLUS EMG Fund	11,798	99	(459)	23	527	11,988	100	0
PIMCO RAE PLUS International Fund	22,234	111	(998)	(368)	952	21,931	112	0
PIMCO RAE US Small Fund	35,776	0	(30,825)	(1,405)	1,136	4,682	0	0

Notes to Financial Statements (Cont.)

PIMCO RAE Worldwide Long/Short PLUS Fund	89,902	10,880	(3,126)	(410)	1,930	99,176	163	0
PIMCO Real Return Fund	133,467	2,514	(11,539)	(274)	(3,080)	121,088	1,629	0
PIMCO RealEstateRealReturn Strategy Fund	143,962	743	(61,444)	(7,226)	6,615	82,650	0	0
PIMCO Total Return Fund	288,989	83,134	(41,059)	(2,260)	(3,702)	325,102	3,175	0
PIMCO TRENDS Managed Futures Strategy Fund	97,449	4,456	(31,566)	(1,830)	7,308	75,817	0	0
Totals	$2,866,558	$567,662	$(678,108)	$(31,259)	$4,949	$2,729,802	$20,935	$0

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$61,092	$9,541	$(11,192)	$(512)	$518	$59,447	$827	$0
PIMCO Emerging Markets Corporate Bond Fund	58,809	1,650	(8,238)	(1,036)	331	51,516	658	0
PIMCO Emerging Markets Local Currency and Bond Fund	128,517	3,799	(20,960)	(4,786)	7,138	113,708	1,646	0
PIMCO Short-Term Floating NAV Portfolio III	3,532	44,733	(37,200)	4	(4)	11,065	133	0
Totals	$251,950	$59,723	$(77,590)	$(6,330)	$7,983	$235,736	$3,264	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Preferred and Capital Securities Fund	$2,591	$32	$0	$0	$19	$2,642	$32	$0
PIMCO Short Asset Portfolio	35,767	451	0	0	138	36,356	451	0
PIMCO Short-Term Floating NAV Portfolio III	46,504	35,304	(25,100)	1	7	56,716	604	0
Totals	$84,862	$35,787	$(25,100)	$1	$164	$95,714	$1,087	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Currency and Short-Term Investments Fund	$104,608	$1,683	$0	$0	$(275)	$106,016	$1,678	$0
PIMCO Short-Term Floating NAV Portfolio III	5,221	51,018	(56,100)	4	0	143	18	0
Totals	$109,829	$52,701	$(56,100)	$4	$(275)	$106,159	$1,696	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2023 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Notes to Financial Statements (Cont.)

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$138,173	$1,743	$0	$0	$535	$140,451	$1,743	$0
PIMCO Diversified Income Fund	32,595	411	0	0	126	33,132	411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	21,997	278	0	0	85	22,360	277	0
PIMCO Emerging Markets Local Currency and Bond Fund	30,300	382	0	0	117	30,799	382	0
PIMCO Extended Duration Fund	23,072	291	0	0	89	23,452	291	0
PIMCO Global Advantage® Strategy Bond Fund	221	3	(1)	0	1	224	3	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	562	8	0	0	2	572	7	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	644,350	8,128	0	0	2,494	654,972	8,128	0
PIMCO International Bond Fund (Unhedged)	623	8	0	0	2	633	8	0
PIMCO Long Duration Total Return Fund	63,004	795	0	0	244	64,043	795	0
PIMCO Low Duration Fund	209,808	2,647	0	0	812	213,267	2,646	0
PIMCO Low Duration Fund II	10,754	136	(1)	0	42	10,931	136	0
PIMCO Moderate Duration Fund	21,231	269	0	0	82	21,582	268	0
PIMCO RAE PLUS EMG Fund	1,042	13	0	0	4	1,059	13	0
PIMCO StocksPLUS® Absolute Return Fund	80,878	1,020	0	0	313	82,211	1,020	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	83,705	1,055	0	0	324	85,084	1,056	0
PIMCO StocksPLUS® Small Fund	49,253	621	0	0	191	50,065	621	0
PIMCO Total Return Fund	2,080,021	26,237	0	0	8,052	2,114,310	26,237	0
PIMCO Total Return Fund II	17,286	218	0	0	67	17,571	218	0
PIMCO TRENDS Managed Futures Strategy Fund	792,948	10,002	0	0	3,070	806,020	10,002	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$8,160	$18,892	$(10,601)	$0	$2	$16,453	$192	$0
PIMCO California Municipal Intermediate Value Fund	1,537	2,717	(3,800)	1	(1)	454	17	0
PIMCO California Municipal Opportunistic Value Fund	21,243	18,807	(25,400)	6	(4)	14,652	207	0
PIMCO California Municipal Bond Fund	7,828	10,906	(5,401)	1	0	13,334	106	0
PIMCO California Short Duration Municipal Income Fund	5,832	33,769	(32,601)	3	(1)	7,002	69	0

Notes to Financial Statements (Cont.)

PIMCO CommoditiesPLUS® Strategy Fund	27	0	0	0	0	27	0	0
PIMCO CommodityRealReturn Strategy Fund®	24,452	731,716	(741,101)	33	(1)	15,099	416	0
PIMCO Credit Opportunities Bond Fund	172	2	0	0	0	174	2	0
PIMCO Diversified Income Fund	314,709	504,844	(478,100)	107	(86)	341,474	4,044	0
PIMCO Dynamic Bond Fund	188	2	(100)	0	0	90	2	0
PIMCO Emerging Markets Bond Fund	2,664	728,936	(721,200)	19	(2)	10,417	636	0
PIMCO Emerging Markets Corporate Bond Fund	4,884	11,747	(12,300)	1	(1)	4,331	47	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	191	2	0	0	0	193	2	0
PIMCO Emerging Markets Local Currency and Bond Fund	15,116	542,625	(408,100)	0	0	149,641	924	0
PIMCO Extended Duration Fund	110	27,408	(27,400)	1	0	119	7	0
PIMCO Global Advantage® Strategy Bond Fund	2,843	35,199	(23,701)	4	(1)	14,344	99	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	102,838	392,422	(350,099)	82	(65)	145,178	1,623	0
PIMCO GNMA and Government Securities Fund	37,615	299,071	(335,470)	(1)	(10)	1,205	871	0
PIMCO High Yield Fund	15,405	198	0	0	2	15,605	198	0
PIMCO High Yield Municipal Bond Fund	122	418,212	(255,000)	4	12	163,350	1,211	0
PIMCO High Yield Spectrum Fund	129	2	0	0	0	131	2	0
PIMCO Income Fund	6,104,323	9,529,802	(13,621,799)	910	101	2,013,337	35,102	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	720,339	4,637,863	(3,952,699)	186	(56)	1,405,633	13,763	0
PIMCO International Bond Fund (Unhedged)	34,343	121,958	(106,600)	(2)	3	49,702	558	0
PIMCO Investment Grade Credit Bond Fund	283,580	1,084,665	(1,033,000)	(33)	13	335,225	2,165	0
PIMCO Long Duration Total Return Fund	1,858	891,136	(841,001)	24	5	52,022	436	0
PIMCO Long-Term Credit Bond Fund	23,625	758,885	(782,201)	21	(3)	327	385	0
PIMCO Long-Term Real Return Fund	12,725	105,831	(107,900)	(3)	(1)	10,652	132	0
PIMCO Long-Term U.S. Government Fund	165	3	0	0	0	168	2	0
PIMCO Low Duration Credit Fund	1,957	45,557	(41,701)	(4)	1	5,810	57	0
PIMCO Low Duration Fund	150	1	0	0	0	151	2	0
PIMCO Low Duration Fund II	19	0	0	0	0	19	0	0
PIMCO Low Duration Income Fund	435,729	52,495	(173,201)	44	43	315,110	5,395	0
PIMCO Low Duration Opportunities Fund	150	1	0	0	0	151	2	0
PIMCO Moderate Duration Fund	192	2	0	0	0	194	2	0
PIMCO Mortgage Opportunities and Bond Fund	4,655	931,902	(900,399)	70	3	36,231	1,602	0
PIMCO Mortgage-Backed Securities Fund	19,824	48,271	(53,001)	12	(1)	15,105	171	0

Notes to Financial Statements (Cont.)

PIMCO Municipal Bond Fund	59,918	263,290	(132,500)	(2)	11	190,717	1,389	0
PIMCO National Intermediate Municipal Bond Fund	26,570	50,574	(25,900)	(3)	3	51,244	474	0
PIMCO National Municipal Intermediate Value Fund	6,349	14,571	(16,700)	0	(1)	4,219	70	0
PIMCO National Municipal Opportunistic Value Fund	15,823	21,788	(22,700)	5	(4)	14,912	187	0
PIMCO New York Municipal Bond Fund	30,751	25,142	(11,500)	(1)	3	44,395	442	0
PIMCO Preferred and Capital Securities Fund	115,587	101,299	(131,000)	(20)	15	85,881	1,399	0
PIMCO RAE Fundamental Advantage PLUS Fund	1,095	14	0	0	0	1,109	14	0
PIMCO RAE PLUS EMG Fund	125	3	(1)	0	0	127	2	0
PIMCO RAE PLUS Fund	45	1	(1)	0	0	45	1	0
PIMCO RAE PLUS International Fund	88	1	0	0	0	89	1	0
PIMCO RAE PLUS Small Fund	148	2	0	0	0	150	2	0
PIMCO RAE Worldwide Long/Short PLUS Fund	46,001	526	(7,600)	(102)	112	38,937	526	0
PIMCO Real Return Fund	67,967	472,474	(517,800)	25	2	22,668	274	0
PIMCO RealEstateRealReturn Strategy Fund	8,533	69,031	(71,100)	(4)	(1)	6,459	31	0
PIMCO Short Asset Investment Fund	67	1	0	0	0	68	1	0
PIMCO Short Duration Municipal Income Fund	44,414	68,193	(66,600)	1	1	46,009	493	0
PIMCO Short-Term Fund	123,450	1,638,343	(1,647,000)	(232)	(6)	114,555	1,143	0
PIMCO StocksPLUS® Absolute Return Fund	156	2	0	0	0	158	2	0
PIMCO StocksPLUS® Fund	0	68,248	0	0	(3)	68,245	748	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,536	20,385	(4,900)	(1)	(1)	17,019	185	0
PIMCO StocksPLUS® International Fund (Unhedged)	67	1	(1)	0	0	67	1	0
PIMCO StocksPLUS® Long Duration Fund	11,918	114,266	(118,800)	2	0	7,386	66	0
PIMCO StocksPLUS® Short Fund	186	3	0	0	0	189	2	0
PIMCO StocksPLUS® Small Fund	165	2	0	0	0	167	2	0
PIMCO Total Return Fund	1,056,345	213,062	(923,100)	934	(837)	346,404	7,162	0
PIMCO Total Return Fund II	28,189	14,935	(30,401)	12	(4)	12,731	334	0
PIMCO Total Return Fund IV	135	16,709	(16,400)	0	0	444	9	0
PIMCO TRENDS Managed Futures Strategy Fund	47	23,024	(21,300)	(4)	0	1,767	125	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2023 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Notes to Financial Statements (Cont.)

Security Name	Market Value at 03/31/2023	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2023	Dividend Income	Shares Held at 06/30/2023
Clear Channel Outdoor Holdings, Inc.	$61,035	$0	$0	$0	$8,647	$69,682	$0	50,862,666
iHeartMedia, Inc. 'A'	35,209	0	0	0	(2,347)	32,862	0	9,028,024
iHeartMedia, Inc. 'B'	42,873	0	0	0	(2,859)	40,014	0	12,214,441
Neiman Marcus Group Ltd. LLC	142,132	0	0	0	(2,375)	139,757	0	919,864
Sierra Hamilton Holder LLC	2	0	0	0	0	2	0	15,369,768

† A zero balance may reflect actual amounts rounding to less than one thousand.

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NXN	Natixis New York
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	PER	Pershing LLC
BOO	BoA Securities, Inc (Repo Only)	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RCY	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SGY	Societe Generale, NY
CBK	Citibank N.A.	MAC	Macquarie Bank Limited	SOG	Societe Generale Paris
CDC	Natixis Securities Americas LLC	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CDI	Natixis Singapore	MEI	Merrill Lynch International	STR	State Street FICC Repo
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	TDM	TD Securities (USA) LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	TOR	The Toronto-Dominion Bank
CLY	Crédit Agricole Corporate and Investment Bank	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PHP	Philippine Peso
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu
BRL	Brazilian Real	ILS	Israeli Shekel	RSD	Serbian Dinar
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CLP	Chilean Peso	KES	Kenyan Schilling	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DKK	Danish Krone	NGN	Nigerian Naira	UYU	Uruguayan Peso
DOP	Dominican Peso	NOK	Norwegian Krone	VND	Vietnamese Dong
EGP	Egyptian Pound	NZD	New Zealand Dollar	ZAR	South African Rand
EUR	Euro	PEN	Peruvian New Sol	ZMW	Zambian Kwacha
GBP	British Pound

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	CMX	Commodity Exchange, Inc.	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter
CME	Chicago Mercantile Exchange	LME	London Metal Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BADLARPP	Argentina Badlar Floating Rate Notes	ERAUSLT	eRAFI U.S. Large Strategy Index	OMX	Stockholm 30 Index
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR001M	1 Month EUR Swap Rate	PRIME	Daily US Prime Rate
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EUR003M	3 Month EUR Swap Rate	PrimeX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMTR	Bloomberg Commodity Index Total Return	EUR006M	6 Month EUR Swap Rate	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BCOMTR1	Bloomberg Custom Commodity Index	EURMARG3	3 Month European Refined Margin	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	EURMARGIN	European Refined Margin	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BOVESPA	Brazil Bovespa Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCAEC0T	Custom Commodity Forward Index
BP0003M	3 Month GBP-LIBOR	FTSE/JSE	South African Performance Index	RBCAECR1	Custom Commodity Forward Index
BRENT	Brent Crude	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	RBCAECT0	Custom Commodity Forward Index
BZDIOVRA	Brazil Interbank Deposit Rate	GASOILCO	Gasoil vs Brent	RU20INTR	Russell 2000 Total Return Index
CAC	Cotation Assistée en Continu	GOLDLNPM	London Gold Market Fixing Ltd. PM	S&P 500	Standard & Poor's 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CDX.EM	Credit Derivatives Index - Emerging Markets	IBEX 35	Spanish Continuous Exchange Index	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JETCO	NWE CIF Jet vs Brent	SONIA3MIR	Sterling Overnight Index Average 3 Month Index Rate
CIXBSTR3	Custom Commodity Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SPI 200	Australian Equity Futures Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIU5	J.P. Morgan Custom Commodity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CNREPOFIX	China Fixing Repo Rates 7-Day	KOSPI2	Korea Stock Exchange KOSPI 200 Index	TOPIX	Tokyo Price Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	LIBOR01M	1 Month USD-LIBOR	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index
CPURNSA	Consumer Price All Urban Non- Seasonally Adjusted Index	LIBOR06M	6 Month USD-LIBOR	ULSD	Ultra-Low Sulfur Diesel
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	US0001M	ICE 1-Month USD LIBOR
DAX	Deutscher Aktien Index 30	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0006M	ICE 6-Month USD LIBOR
EAFE	Europe, Australasia, and Far East Stock Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	VSTOXX	Euro Stoxx 50 Volatility Index

EMSMF	Invesco MSCI Emerging Markets UCITS ETF	NDUEACWF	MSCI ACWI Index Future	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange
ERADXULT	eRAFI International Large Strategy Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CM	California Mortgage Insurance	NPFGC	National Public Finance Guarantee Corp.
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	PSF	Public School Fund
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	Q-SBLF	Qualified School Bond Loan Fund
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	SGI	Syncora Guarantee, Inc.
BAM	Build America Mutual Assurance	GNMA	Government National Mortgage Association	ST	State

Other Abbreviations:
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind
AID	Agency International Development	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	JIBOR	Johannesburg Interbank Offered Rate	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit
BBSW	Bank Bill Swap Reference Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BRL-CDI	Brazil Interbank Deposit Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long- term Treasury Bond"	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CBO	Collateralized Bond Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CDO	Collateralized Debt Obligation	MIBOR	Mumbai Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	MSCI	Morgan Stanley Capital International	TELBOR	Tel Aviv Inter-Bank Offered Rate
CIF NWE	NWE CIF Jet Fuel	NIBOR	Norwegian Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	oz.	Ounce	WTI	West Texas Intermediate
EBITDA	Earnings before Interest, Taxes, Depreciation and Amortization